As filed with the Securities and Exchange Commission on September 1, 2016

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04419

TRANSAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 482-8991

Tané T. Tyler, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2016 – June 30, 2016

Item 1:	Report(s) to Shareholders.

The Semi-Annual Report is attached.

Transamerica Series Trust Semi-Annual Report

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual reports for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Dear Contract Holder,

On behalf of Transamerica Series Trust, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.

This semi-annual report is provided to you to show the investments of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all contract holders, and we believe it to be an important part of the investment process. This report provides a discussion of accounting policies as well as matters presented to contract holders that may have required their vote.

We believe it is important to understand market conditions during the period to provide a context for reading this report. In the first six months of 2016, markets could be described as volatile yet resilient. At the beginning of 2016, as investors were still digesting the first federal funds rate hike in more than nine years, global recession fears became pervasive as weakness in overseas economies like China and other commodity-centric economies created stress in the U.S. and other developed markets. Stock prices and interest rates across both developed and emerging markets declined in response. By February, the S&P 500® had fallen by more than 10% from the year’s beginning, and oil prices had dipped to $26 per barrel, the lowest level since 2003.

As has so often been the case in the past few years, the rebound came almost as quickly as the decline, and on the heels of various positive economic data, investors were reassured that a recession was less likely in the year ahead. As a result, the equity and credit markets rebounded, allowing the S&P 500® to surpass its highs for the year by late-March. Corporate earnings growth in the U.S. was negative on a year-over-year basis, but low interest rates and accommodative monetary policy were enough to keep investors in the market as steady gains continued into the spring.

The final surprise in the period came from overseas when British voters approved a referendum to leave the European Union (“Brexit”). The affirmative vote caught the markets off guard, leading to a broad sell off in domestic and foreign equities, credit and commodities. Following the initial shock of Brexit, markets were able to quickly regain their footing as investors were able to decipher more details about Britain’s separation from the Union, and most major U.S. equity indexes were able to close near their all-time highs.

For the six-month period ending June 30, 2016, the S&P 500® returned 3.84% while the MSCI EAFE Index, representing international developed market equities, lost (4.04)%. During the same period, the Barclays U.S. Aggregate Bond Index returned 5.31%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial adviser is a key resource to help you build a complete picture of your current and future financial needs. Financial advisers are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your adviser, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial adviser if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Series Trust

Tom Wald, CFA

Chief Investment Officer

Transamerica Series Trust

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of the Transamerica Series Trust. These views are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of the Transamerica Series Trust.

Transamerica AB Dynamic Allocation VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,022.30	$4.27	$1,020.60	$4.27	0.85%
Service Class	1,000.00	1,022.50	5.53	1,019.40	5.52	1.10

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or ETFs in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	35.5%
U.S. Government Obligations	19.3
U.S. Government Agency Obligations	15.1
Repurchase Agreement	13.8
Corporate Debt Securities	13.2
Securities Lending Collateral	5.7
Short-Term U.S. Government Agency Obligation	2.9
Exchange-Traded Fund	1.0
Mortgage-Backed Securities	0.9
Foreign Government Obligations	0.7
Asset-Backed Securities	0.5
Preferred Stocks	0.1
Municipal Government Obligation	0.0	*
Rights	0.0	*
Master Limited Partnership	0.0	*
Net Other Assets (Liabilities) ^	(8.7)
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 35.5%
Aerospace & Defense - 0.6%
Airbus Group SE	2,514	$ 144,102
BAE Systems PLC	10,735	75,151
Boeing Co. (A)	3,100	402,597
Bombardier, Inc., Class B (B)	5,300	7,958
General Dynamics Corp.	1,300	181,012
Honeywell International, Inc.	3,300	383,856
Leonardo-Finmeccanica SpA (B)	2,100	21,237
Lockheed Martin Corp.	1,200	297,804
Northrop Grumman Corp.	1,000	222,280
Raytheon Co.	1,400	190,330
Rockwell Collins, Inc.	700	59,598
Rolls-Royce Holdings PLC (B)	6,828	65,173
Safran SA	1,448	97,511
Singapore Technologies Engineering, Ltd.	4,000	9,416
Textron, Inc.	400	14,624
Thales SA	600	49,826
United Technologies Corp.	3,700	379,435
Zodiac Aerospace	1,500	34,993

		2,636,903

Air Freight & Logistics - 0.2%
Bollore SA	8,800	29,625
CH Robinson Worldwide, Inc.	600	44,550
Deutsche Post AG	3,560	100,294
Expeditors International of Washington, Inc. (A)	900	44,136
FedEx Corp.	1,300	197,314
United Parcel Service, Inc., Class B	2,600	280,072
Yamato Holdings Co., Ltd.	1,600	36,738

		732,729

Airlines - 0.1%
ANA Holdings, Inc.	15,000	42,744
Cathay Pacific Airways, Ltd.	8,000	11,736
Delta Air Lines, Inc.	3,400	123,862
easyJet PLC	2,300	33,423
International Consolidated Airlines Group SA	4,800	23,766
Japan Airlines Co., Ltd.	1,000	32,173
Ryanair Holdings PLC, ADR	70	4,868
Singapore Airlines, Ltd.	2,000	15,882
Southwest Airlines Co.	3,468	135,980
United Continental Holdings, Inc. (B)	2,000	82,080

		506,514

Auto Components - 0.2%
Aisin Seiki Co., Ltd.	500	20,367
Autoliv, Inc. (A)	300	32,235
BorgWarner, Inc. (A)	1,000	29,520
Bridgestone Corp. (A)	2,800	89,983
Cie Generale des Etablissements Michelin, Class B	701	66,063
Continental AG	385	72,852
Delphi Automotive PLC, Class A	1,700	106,420
Denso Corp.	2,100	73,889
Johnson Controls, Inc. (A)	4,900	216,874
Koito Manufacturing Co., Ltd.	1,000	46,045
Magna International, Inc., Class A	2,200	77,224
NGK Spark Plug Co., Ltd.	1,000	15,095
NOK Corp.	600	10,203
Nokian Renkaat OYJ	750	26,881
Sumitomo Electric Industries, Ltd.	2,700	35,736

	Shares	Value
COMMON STOCKS (continued)
Auto Components (continued)
Sumitomo Rubber Industries, Ltd. (A)	900	$ 12,049
Toyoda Gosei Co., Ltd.	800	14,248
Toyota Industries Corp.	500	19,880
Valeo SA	1,200	53,273

		1,018,837

Automobiles - 0.5%
Bayerische Motoren Werke AG	1,182	86,020
Daihatsu Motor Co., Ltd. (A)	2,100	27,355
Daimler AG	4,103	245,517
Ferrari NV (A)	292	11,987
Fiat Chrysler Automobiles NV (A)	6,026	37,093
Ford Motor Co. (A)	12,800	160,896
Fuji Heavy Industries, Ltd.	3,000	103,120
General Motors Co.	5,963	168,753
Harley-Davidson, Inc. (A)	700	31,710
Honda Motor Co., Ltd.	6,900	173,088
Isuzu Motors, Ltd.	2,500	30,792
Mazda Motor Corp.	2,200	29,113
Mitsubishi Motors Corp.	3,400	15,696
Nissan Motor Co., Ltd.	10,500	93,705
Peugeot SA (B)	2,690	32,243
Renault SA	805	60,776
Suzuki Motor Corp.	1,300	35,201
Tesla Motors, Inc. (A) (B)	358	75,996
Toyota Motor Corp.	12,000	591,582
Volkswagen AG	614	81,393
Yamaha Motor Co., Ltd. (A)	1,000	15,255

		2,107,291

Banks - 2.7%
Aozora Bank, Ltd.	5,000	17,345
Australia & New Zealand Banking Group, Ltd.	12,841	233,964
Banco Bilbao Vizcaya Argentaria SA (A)	27,863	159,640
Banco de Sabadell SA (A)	10,072	13,338
Banco Espirito Santo SA (B) (C) (D) (E)	8,203	0	(F)
Banco Popular Espanol SA	10,763	13,987
Banco Santander SA, Class A	63,332	245,771
Bank Hapoalim BM	1,671	8,418
Bank Leumi Le-Israel BM (B)	5,397	18,950
Bank of America Corp.	45,600	605,112
Bank of East Asia, Ltd. (A)	8,000	30,886
Bank of Ireland (B)	139,800	28,820
Bank of Kyoto, Ltd.	4,000	24,535
Bank of Montreal	2,699	171,201
Bank of Nova Scotia	5,200	254,818
Bankia SA (A)	48,100	35,015
Barclays PLC	64,908	120,721
BB&T Corp. (A)	5,300	188,733
BNP Paribas SA	4,645	203,709
BOC Hong Kong Holdings, Ltd.	13,500	40,680
CaixaBank SA (A)	22,838	50,334
Canadian Imperial Bank of Commerce, Class B (A)	1,500	112,667
Chiba Bank, Ltd.	5,000	23,629
Chugoku Bank, Ltd.	1,500	15,305
CIT Group, Inc.	1,000	31,910
Citigroup, Inc.	12,911	547,297
Citizens Financial Group, Inc.	2,600	51,948

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Banks (continued)
Commerzbank AG	5,282	$ 34,398
Commonwealth Bank of Australia	7,540	423,221
Concordia Financial Group, Ltd. (B)	3,000	11,586
Credit Agricole SA	4,350	36,570
Danske Bank A/S, Class R	2,342	61,642
DBS Group Holdings, Ltd.	8,000	94,327
DNB ASA	3,574	42,780
Erste Group Bank AG (B)	1,234	28,096
Fifth Third Bancorp	8,200	144,238
Fukuoka Financial Group, Inc., Class A	3,000	9,892
Hachijuni Bank, Ltd.	2,000	8,711
Hang Seng Bank, Ltd.	2,800	48,064
HSBC Holdings PLC	89,383	553,777
ING Groep NV, CVA	16,960	175,466
Intesa Sanpaolo SpA	49,480	94,245
Iyo Bank, Ltd.	2,000	12,249
Japan Post Bank Co., Ltd.	3,800	44,683
Joyo Bank, Ltd.	3,000	11,215
JPMorgan Chase & Co.	16,100	1,000,454
KBC Groep NV (B)	1,053	51,787
KeyCorp	4,700	51,935
Lloyds Banking Group PLC	249,033	180,372
M&T Bank Corp. (A)	1,000	118,230
Mitsubishi UFJ Financial Group, Inc.	56,300	252,385
Mizrahi Tefahot Bank, Ltd.	1,100	12,684
Mizuho Financial Group, Inc.	105,000	151,101
National Australia Bank, Ltd., Class N	11,557	221,888
National Bank of Canada (A)	1,400	47,886
Natixis, Class A	7,161	26,946
Nordea Bank AB	13,099	111,127
Oversea-Chinese Banking Corp., Ltd.	13,000	84,526
PNC Financial Services Group, Inc.	1,900	154,641
Raiffeisen Bank International AG (A) (B)	432	5,457
Regions Financial Corp.	5,500	46,805
Resona Holdings, Inc.	8,000	29,239
Royal Bank of Canada (A)	6,600	389,987
Royal Bank of Scotland Group PLC (B)	25,443	57,658
Seven Bank, Ltd. (A)	5,320	16,513
Shinsei Bank, Ltd., Class A	10,000	14,570
Shizuoka Bank, Ltd.	2,000	14,085
Skandinaviska Enskilda Banken AB, Class A	5,953	52,003
Societe Generale SA	3,082	96,423
Standard Chartered PLC	14,639	111,066
Sumitomo Mitsui Financial Group, Inc.	5,700	164,588
Sumitomo Mitsui Trust Holdings, Inc.	14,000	45,553
SunTrust Banks, Inc.	4,600	188,968
Suruga Bank, Ltd.	2,000	45,198
Svenska Handelsbanken AB, A Shares	6,612	80,273
Swedbank AB, Class A	3,890	81,702
Toronto-Dominion Bank	8,400	360,720
UniCredit SpA, Class A	18,466	40,611
Unione di Banche Italiane SpA (A)	8,200	22,645
United Overseas Bank, Ltd.	6,000	82,668
US Bancorp	6,900	278,277
Wells Fargo & Co.	21,400	1,012,862
Westpac Banking Corp.	14,817	328,575

		11,116,301

	Shares	Value
COMMON STOCKS (continued)
Beverages - 0.9%
Anheuser-Busch InBev SA	3,575	$ 472,745
Asahi Group Holdings, Ltd.	1,400	45,269
Brown-Forman Corp., Class B (A)	600	59,856
Carlsberg A/S, Class B	449	42,838
Coca-Cola Amatil, Ltd.	2,030	12,531
Coca-Cola Co.	17,200	779,676
Coca-Cola European Partners PLC	1,300	46,397
Coca-Cola HBC AG (B)	2,980	60,299
Constellation Brands, Inc., Class A	600	99,240
Diageo PLC	10,637	297,151
Dr. Pepper Snapple Group, Inc.	1,200	115,956
Heineken Holding NV, Class A	788	63,845
Heineken NV	712	65,306
Kirin Holdings Co., Ltd. (A)	3,200	53,972
Monster Beverage Corp. (B)	1,500	241,065
PepsiCo, Inc.	6,600	699,204
Pernod Ricard SA (A)	783	86,691
Remy Cointreau SA	600	51,648
SABMiller PLC	4,336	252,871
Suntory Beverage & Food, Ltd.	900	40,726
Treasury Wine Estates, Ltd.	5,952	41,360

		3,628,646

Biotechnology - 0.8%
AbbVie, Inc., Class G	6,700	414,797
Actelion, Ltd. (B)	700	117,878
Alexion Pharmaceuticals, Inc. (B)	808	94,342
Alkermes PLC (A) (B)	643	27,791
Amgen, Inc.	3,333	507,116
Biogen, Inc. (B)	1,000	241,820
BioMarin Pharmaceutical, Inc. (B)	1,100	85,580
Celgene Corp. (B)	3,800	374,794
CSL, Ltd.	1,863	157,112
Genmab A/S (B)	200	36,469
Gilead Sciences, Inc.	6,500	542,230
Grifols SA (A)	1,788	40,617
Incyte Corp. (B)	1,300	103,974
Regeneron Pharmaceuticals, Inc., Class A (B)	400	139,692
Shire PLC	5,391	333,177
Vertex Pharmaceuticals, Inc. (B)	800	68,816

		3,286,205

Building Products - 0.1%
Asahi Glass Co., Ltd. (A)	4,400	23,878
Assa Abloy AB, B Shares	4,407	90,665
Cie de Saint-Gobain	1,980	75,053
Daikin Industries, Ltd.	1,000	84,045
Geberit AG	200	75,752
LIXIL Group Corp.	1,400	22,991
TOTO, Ltd.	1,500	59,939

		432,323

Capital Markets - 0.7%
Aberdeen Asset Management PLC	13,100	49,150
Ameriprise Financial, Inc.	1,000	89,850
Bank of New York Mellon Corp.	5,000	194,250
BlackRock, Inc., Class A	500	171,265
Brookfield Asset Management, Inc., Class A (A)	3,800	125,711
Charles Schwab Corp.	8,600	217,666
CI Financial Corp. (A)	2,400	50,064

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Credit Suisse Group AG (B)	6,116	$ 65,150
Daiwa Securities Group, Inc.	7,000	36,879
Deutsche Bank AG (B)	5,484	75,806
Franklin Resources, Inc.	3,400	113,458
Goldman Sachs Group, Inc.	1,700	252,586
Hargreaves Lansdown PLC	5,300	88,410
IGM Financial, Inc., Class B (A)	1,800	49,000
Invesco, Ltd.	1,500	38,310
Julius Baer Group, Ltd. (B)	58	2,334
Macquarie Group, Ltd.	1,200	62,465
Mediobanca SpA	1,088	6,269
Morgan Stanley	6,300	163,674
Nomura Holdings, Inc.	15,400	54,771
Northern Trust Corp.	2,500	165,650
Partners Group Holding AG	400	171,426
Schroders PLC, Series R	1,300	41,081
State Street Corp.	1,900	102,448
T. Rowe Price Group, Inc.	1,500	109,455
TD Ameritrade Holding Corp. (A)	2,000	56,950
UBS Group AG	16,124	209,218

		2,763,296

Chemicals - 0.9%
Agrium, Inc. (A)	400	36,190
Air Liquide SA, Class A	1,419	147,834
Air Products & Chemicals, Inc.	1,600	227,264
Air Water, Inc.	2,000	29,428
Akzo Nobel NV	1,323	82,186
Arkema SA	220	16,820
Asahi Kasei Corp.	5,000	34,795
BASF SE, Class R	3,931	301,424
Celanese Corp., Series A	800	52,360
CF Industries Holdings, Inc., Class B (A)	1,000	24,100
Chr Hansen Holding A/S	500	32,838
Dow Chemical Co.	4,300	213,753
E.I. du Pont de Nemours & Co.	3,400	220,320
Eastman Chemical Co. (A)	600	40,740
Ecolab, Inc.	2,100	249,060
Evonik Industries AG	1,400	41,732
FMC Corp., Class A (A)	600	27,786
Givaudan SA	100	201,352
Hitachi Chemical Co., Ltd.	700	13,073
Incitec Pivot, Ltd.	7,463	16,764
Israel Chemicals, Ltd.	1,656	6,452
Johnson Matthey PLC	1,133	42,496
JSR Corp.	600	7,946
K+S AG (A)	602	12,324
Kansai Paint Co., Ltd. (A)	1,300	26,247
Koninklijke DSM NV	1,052	60,690
Kuraray Co., Ltd. (A)	2,000	23,863
LANXESS AG	1,000	43,873
Linde AG	812	113,141
LyondellBasell Industries NV, Class A	2,726	202,869
Mitsubishi Chemical Holdings Corp.	6,000	27,504
Mitsubishi Gas Chemical Co., Inc.	2,000	10,434
Mitsui Chemicals, Inc.	4,000	14,699
Monsanto Co.	1,900	196,479
Mosaic Co. (A)	2,000	52,360

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Nippon Paint Holdings Co., Ltd.	1,000	$ 24,722
Nitto Denko Corp.	700	44,404
Novozymes A/S, Class B	1,430	68,670
Orica, Ltd.	841	7,823
Potash Corp. of Saskatchewan, Inc. (A)	3,700	60,142
PPG Industries, Inc.	800	83,320
Praxair, Inc.	1,100	123,629
Sherwin-Williams Co.	600	176,202
Shin-Etsu Chemical Co., Ltd.	1,700	99,600
Solvay SA, Class A	297	27,742
Sumitomo Chemical Co., Ltd.	5,000	20,630
Syngenta AG	359	137,802
Taiyo Nippon Sanso Corp.	3,000	27,573
Teijin, Ltd.	4,000	13,254
Toray Industries, Inc.	5,000	42,664
Umicore SA	293	15,135
Yara International ASA	701	22,268

		3,846,776

Commercial Services & Supplies - 0.2%
Aggreko PLC	1,285	21,977
Brambles, Ltd.	7,148	66,736
Dai Nippon Printing Co., Ltd. (A)	3,000	33,435
Edenred	711	14,559
G4S PLC	15,300	37,491
Republic Services, Inc., Class A	1,400	71,834
Secom Co., Ltd.	800	59,146
Securitas AB, Class B	2,900	44,770
Societe BIC SA	200	28,179
Sohgo Security Services Co., Ltd.	600	29,661
Stericycle, Inc. (A) (B)	600	62,472
Toppan Printing Co., Ltd.	2,000	17,197
Tyco International PLC	4,300	183,180
Waste Management, Inc.	3,300	218,691

		889,328

Communications Equipment - 0.3%
Cisco Systems, Inc.	22,700	651,263
F5 Networks, Inc., Class B (A) (B)	500	56,920
Juniper Networks, Inc.	1,800	40,482
Motorola Solutions, Inc.	2,213	145,992
Nokia OYJ	24,559	139,874
Telefonaktiebolaget LM Ericsson, Class B	12,776	98,152

		1,132,683

Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	855	23,452
Bouygues SA, Class A	792	22,690
CIMIC Group, Ltd.	3,687	99,540
Ferrovial SA	2,900	56,776
Fluor Corp.	600	29,568
JGC Corp.	1,300	18,610
Kajima Corp.	4,900	34,039
Obayashi Corp.	6,000	63,881
Shimizu Corp.	5,000	46,845
Skanska AB, Class B	2,057	43,072
SNC-Lavalin Group, Inc.	1,300	54,598
Taisei Corp.	5,200	42,727
Vinci SA	1,996	140,851

		676,649

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Construction Materials - 0.1%
Boral, Ltd.	2,548	$ 11,962
CRH PLC	3,721	108,431
Fletcher Building, Ltd.	3,130	19,253
HeidelbergCement AG	650	48,966
Imerys SA	600	38,284
James Hardie Industries PLC, CDI	4,700	72,791
LafargeHolcim, Ltd.	1,394	58,321
Taiheiyo Cement Corp.	8,000	18,948

		376,956

Consumer Finance - 0.2%
Acom Co., Ltd. (A) (B)	7,500	36,334
AEON Financial Service Co., Ltd.	1,000	21,653
American Express Co.	3,800	230,888
Capital One Financial Corp.	2,500	158,775
Credit Saison Co., Ltd.	600	10,079
Discover Financial Services	1,300	69,667
Navient Corp. (A)	2,600	31,070
Synchrony Financial (B)	4,543	114,847

		673,313

Containers & Packaging - 0.1%
Amcor, Ltd.	3,510	39,465
Ball Corp. (A)	600	43,374
CCL Industries, Inc., Class B	100	17,403
International Paper Co. (A)	3,700	156,806
Toyo Seikan Group Holdings, Ltd.	1,600	30,573
WestRock Co. (A)	1,400	54,418

		342,039

Distributors - 0.0% (G)
Genuine Parts Co. (A)	600	60,750
Jardine Cycle & Carriage, Ltd.	180	4,924

		65,674

Diversified Consumer Services - 0.0% (G)
Benesse Holdings, Inc.	300	7,043

Diversified Financial Services - 0.6%
AMP, Ltd.	21,333	83,139
ASX, Ltd.	1,449	49,890
Berkshire Hathaway, Inc., Class B (B)	5,100	738,429
CME Group, Inc., Class A	1,670	162,658
Deutsche Boerse AG	586	48,143
Eurazeo SA	971	57,605
Exor SpA	1,400	51,682
First Pacific Co., Ltd.	46,000	33,217
Groupe Bruxelles Lambert SA	429	35,181
Hong Kong Exchanges and Clearing, Ltd.	5,200	126,768
Industrivarden AB, Class C	2,000	32,539
Intercontinental Exchange, Inc.	640	163,814
Investor AB, Class B	1,891	63,530
Japan Exchange Group, Inc.	2,400	27,632
Kinnevik AB, B Shares	999	23,881
London Stock Exchange Group PLC	1,500	50,968
Mitsubishi UFJ Lease & Finance Co., Ltd.	6,120	23,517
Moody’s Corp. (A)	1,000	93,710
Onex Corp.	400	24,459
ORIX Corp.	5,460	70,655
S&P Global, Inc.	2,300	246,698
Singapore Exchange, Ltd.	4,000	22,785

	Shares	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Wendel SA	400	$ 41,353

		2,272,253

Diversified Telecommunication Services - 1.0%
AT&T, Inc.	29,530	1,275,991
BCE, Inc.	1,149	54,375
Bezeq Israeli Telecommunication Corp., Ltd.	12,438	24,639
BT Group PLC, Class A	33,088	181,871
CenturyLink, Inc. (A)	3,249	94,254
Elisa OYJ	564	21,671
HKT Trust & HKT, Ltd.	14,000	20,211
Iliad SA	123	24,829
Inmarsat PLC	4,216	45,435
Koninklijke KPN NV (A)	27,789	99,052
Nippon Telegraph & Telephone Corp.	3,600	168,822
Numericable-SFR SA	600	14,994
Orange SA	8,100	131,710
PCCW, Ltd.	8,000	5,386
Proximus SADP	842	26,758
SBA Communications Corp., Class A (B)	700	75,558
Singapore Telecommunications, Ltd.	34,000	105,013
Spark New Zealand, Ltd.	6,787	17,250
Swisscom AG	129	64,088
TDC A/S, Class B	2,394	11,732
Telecom Italia SpA (B)	85,245	63,620
Telefonica Deutschland Holding AG	12,000	49,429
Telefonica SA	20,872	198,155
Telenor ASA	3,562	58,962
Telia Co. AB	10,340	48,965
Telstra Corp., Ltd.	15,830	66,165
TELUS Corp. (C)	800	25,880
TPG Telecom, Ltd.	4,800	43,041
Verizon Communications, Inc.	17,493	976,809

		3,994,665

Electric Utilities - 0.7%
American Electric Power Co., Inc.	3,600	252,324
AusNet Services	1,005	1,238
Cheung Kong Infrastructure Holdings, Ltd.	6,000	51,616
Chubu Electric Power Co., Inc.	2,300	32,731
Chugoku Electric Power Co., Inc.	1,700	21,612
CLP Holdings, Ltd.	8,500	86,939
Contact Energy, Ltd.	4,565	16,947
Duke Energy Corp.	2,296	196,974
Edison International	2,100	163,107
EDP - Energias de Portugal SA	10,120	30,983
Electricite de France SA (A)	1,016	12,319
Endesa SA (A)	2,000	40,131
Enel SpA	39,844	176,885
Entergy Corp., Class B	600	48,810
Eversource Energy	2,461	147,414
Exelon Corp.	3,078	111,916
FirstEnergy Corp.	1,066	37,214
Fortis, Inc. (A)	1,300	43,942
Fortum OYJ	1,987	31,924
Hokuriku Electric Power Co.	1,400	17,348
Hydro One, Ltd. (H)	1,300	26,122
Iberdrola SA	20,045	136,738
Kansai Electric Power Co., Inc. (B)	2,700	26,296

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities (continued)
Kyushu Electric Power Co., Inc.	3,500	$ 35,103
NextEra Energy, Inc.	1,700	221,680
PG&E Corp.	3,100	198,152
Power Assets Holdings, Ltd.	5,000	45,973
PPL Corp.	2,900	109,475
Red Electrica Corp. SA (A)	400	35,741
Shikoku Electric Power Co., Inc.	500	5,923
Southern Co.	3,100	166,253
SSE PLC, Class B	4,598	95,699
Terna Rete Elettrica Nazionale SpA	4,393	24,447
Tohoku Electric Power Co., Inc.	1,300	16,407
Tokyo Electric Power Co. Holdings, Inc. (B)	5,300	22,446
Xcel Energy, Inc.	4,800	214,944

		2,903,773

Electrical Equipment - 0.2%
ABB, Ltd. (B)	7,949	157,327
AMETEK, Inc., Class A (A)	1,050	48,542
Eaton Corp. PLC	1,994	119,102
Emerson Electric Co. (A)	2,700	140,832
Legrand SA	1,171	59,945
Mitsubishi Electric Corp.	8,000	95,507
Nidec Corp.	1,000	76,123
Osram Licht AG	351	18,237
Prysmian SpA	896	19,666
Rockwell Automation, Inc., Class B (A)	500	57,410
Schneider Electric SE	2,182	127,299
Vestas Wind Systems A/S	1,000	67,969

		987,959

Electronic Equipment, Instruments & Components - 0.3%
Alps Electric Co., Ltd.	600	11,399
Amphenol Corp., Class A (A)	1,200	68,796
Corning, Inc.	8,900	182,272
Hexagon AB, Class B	1,472	53,869
Hirose Electric Co., Ltd.	300	36,890
Hitachi High-Technologies Corp.	500	13,684
Hitachi, Ltd.	19,500	81,702
Ingenico Group SA	400	46,362
Keyence Corp.	200	136,466
Kyocera Corp.	1,200	57,099
Murata Manufacturing Co., Ltd.	900	100,903
Nippon Electric Glass Co., Ltd.	1,500	6,262
Omron Corp.	600	19,585
TDK Corp.	500	27,988
TE Connectivity, Ltd. (A)	3,400	194,174

		1,037,451

Energy Equipment & Services - 0.3%
Baker Hughes, Inc.	3,000	135,390
FMC Technologies, Inc. (B)	800	21,336
Halliburton Co.	3,900	176,631
National Oilwell Varco, Inc. (A)	1,800	60,570
Petrofac, Ltd. (A)	2,778	28,876
Saipem SpA (B)	56,538	22,606
Schlumberger, Ltd.	7,429	587,485
Technip SA	931	50,390
Tenaris SA (A)	1,818	26,276
Weatherford International PLC (A) (B)	5,900	32,745

		1,142,305

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing - 0.8%
Aeon Co., Ltd.	2,200	$ 34,159
Alimentation Couche-Tard, Inc., Class B	1,900	81,591
Carrefour SA	2,140	52,635
Casino Guichard Perrachon SA	508	28,198
Colruyt SA	532	29,440
Costco Wholesale Corp. (A)	1,600	251,264
CVS Health Corp.	4,700	449,978
Delhaize Group	429	45,317
Distribuidora Internacional de Alimentacion SA (A)	1,040	6,070
FamilyMart Co., Ltd.	300	18,282
George Weston, Ltd., Class A	400	34,617
ICA Gruppen AB (A)	500	16,758
J. Sainsbury PLC (A)	9,900	30,840
Jeronimo Martins SGPS SA	1,149	18,122
Koninklijke Ahold NV	2,534	55,957
Kroger Co.	3,200	117,728
Lawson, Inc.	500	39,917
Loblaw Cos., Ltd.	1,809	96,769
METRO AG	1,800	55,361
Metro, Inc.	1,000	34,839
Seven & i Holdings Co., Ltd.	3,200	134,170
Sysco Corp.	4,300	218,182
Tesco PLC (B)	29,088	68,316
Wal-Mart Stores, Inc.	7,900	576,858
Walgreens Boots Alliance, Inc.	3,700	308,099
Wesfarmers, Ltd.	4,891	147,497
Whole Foods Market, Inc. (A)	1,800	57,636
WM Morrison Supermarkets PLC (A)	23,879	59,946
Woolworths, Ltd. (A)	5,314	83,582

		3,152,128

Food Products - 0.9%
Ajinomoto Co., Inc.	3,000	70,683
Archer-Daniels-Midland Co.	4,900	210,161
Aryzta AG (A) (B)	600	22,174
Associated British Foods PLC (A)	2,519	91,788
Bunge, Ltd.	600	35,490
Campbell Soup Co. (A)	1,100	73,183
Chocoladefabriken Lindt & Spruengli AG	1	71,463
ConAgra Foods, Inc.	1,500	71,715
Danone SA	2,555	178,806
General Mills, Inc.	2,700	192,564
Golden Agri-Resources, Ltd.	31,000	8,111
Hershey Co. (A)	1,300	147,537
Hormel Foods Corp. (A)	3,400	124,440
J.M. Smucker, Co.	500	76,205
Kellogg Co.	2,200	179,630
Kerry Group PLC, Class A	740	65,630
Kikkoman Corp.	1,000	36,900
Kraft Heinz Co.	2,033	179,880
Marine Harvest ASA (B)	1,700	28,674
Mead Johnson Nutrition Co., Class A	500	45,375
MEIJI Holdings Co., Ltd.	600	61,653
Mondelez International, Inc., Class A	6,100	277,611
Nestle SA	13,962	1,081,752
NH Foods, Ltd.	1,000	24,494
Nissin Foods Holdings Co., Ltd.	300	16,383
Orkla ASA	4,787	42,574

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food Products (continued)
Saputo, Inc.	1,000	$ 29,699
Tate & Lyle PLC	2,200	19,670
Toyo Suisan Kaisha, Ltd.	1,000	40,563
Tyson Foods, Inc., Class A	2,200	146,938
WH Group, Ltd. (H)	24,000	19,008
Wilmar International, Ltd.	8,000	19,474
Yakult Honsha Co., Ltd., Class A (A)	600	31,184
Yamazaki Baking Co., Ltd. (A)	2,500	69,794

		3,791,206

Gas Utilities - 0.1%
APA Group	8,533	59,350
Enagas SA (A)	700	21,385
Gas Natural SDG SA	2,960	58,838
Hong Kong & China Gas Co., Ltd.	27,626	50,550
Osaka Gas Co., Ltd.	7,000	26,912
Snam SpA	8,096	48,401
Toho Gas Co., Ltd.	3,600	29,458
Tokyo Gas Co., Ltd.	9,000	37,159

		332,053

Health Care Equipment & Supplies - 0.7%
Abbott Laboratories (A)	6,700	263,377
Baxter International, Inc.	2,000	90,440
Becton Dickinson and Co. (A)	1,700	288,303
Boston Scientific Corp. (B)	6,000	140,220
Coloplast A/S, Class B	750	56,141
CR Bard, Inc.	700	164,612
DENTSPLY SIRONA, Inc. (A)	2,100	130,284
Edwards Lifesciences Corp. (B)	800	79,784
Essilor International SA	964	126,698
Getinge AB, Class B (A)	903	18,643
Hoya Corp.	1,600	57,146
Intuitive Surgical, Inc. (B)	200	132,282
Medtronic PLC	5,712	495,630
Olympus Corp.	1,200	44,810
Smith & Nephew PLC	4,334	73,596
Sonova Holding AG	400	53,090
St. Jude Medical, Inc.	2,100	163,800
Stryker Corp. (A)	2,400	287,592
Sysmex Corp.	600	41,315
Terumo Corp.	1,400	59,745
Zimmer Biomet Holdings, Inc., Class A	1,200	144,456

		2,911,964

Health Care Providers & Services - 0.7%
Aetna, Inc.	1,600	195,408
AmerisourceBergen Corp., Class A (A)	1,000	79,320
Anthem, Inc.	1,600	210,144
Cardinal Health, Inc.	900	70,209
Cigna Corp.	1,300	166,387
DaVita HealthCare Partners, Inc. (B)	1,200	92,784
Express Scripts Holding Co. (B)	2,928	221,942
Fresenius Medical Care AG & Co. KGaA	1,268	110,451
Fresenius SE & Co. KGaA	1,644	120,797
HCA Holdings, Inc. (B)	1,939	149,322
Humana, Inc., Class A	1,300	233,844
Laboratory Corp. of America Holdings (B)	400	52,108
McKesson Corp.	1,000	186,650
Mediclinic International PLC	7,000	102,479

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Medipal Holdings Corp.	900	$ 14,797
Miraca Holdings, Inc.	300	13,010
Quest Diagnostics, Inc.	1,900	154,679
Ramsay Health Care, Ltd.	2,022	109,280
Ryman Healthcare, Ltd.	1,600	10,680
Sonic Healthcare, Ltd.	210	3,406
Suzuken Co., Ltd.	700	22,033
UnitedHealth Group, Inc.	4,300	607,160

		2,926,890

Health Care Technology - 0.0% (G)
Cerner Corp. (A) (B)	3,100	181,660

Hotels, Restaurants & Leisure - 0.6%
Accor SA	574	21,994
Carnival Corp. (A)	3,800	167,960
Carnival PLC, Class A	3,300	146,387
Chipotle Mexican Grill, Inc., Class A (A) (B)	136	54,775
Compass Group PLC	7,340	139,646
Crown Resorts, Ltd.	5,758	54,767
Galaxy Entertainment Group, Ltd.	11,400	34,183
Genting Singapore PLC	36,000	19,528
Hilton Worldwide Holdings, Inc. (A)	2,700	60,831
Las Vegas Sands Corp.	2,900	126,121
Marriott International, Inc., Class A (A)	2,300	152,858
McDonald’s Corp.	4,300	517,462
McDonald’s Holdings Co., Japan, Ltd. (A)	400	10,865
MGM China Holdings, Ltd.	10,000	13,031
Oriental Land Co., Ltd.	800	51,800
Paddy Power Betfair PLC	368	38,676
Sands China, Ltd.	10,000	33,774
Shangri-La Asia, Ltd.	8,000	8,032
SJM Holdings, Ltd.	20,000	12,298
Sodexo SA	250	26,782
Starbucks Corp.	6,700	382,704
Starwood Hotels & Resorts Worldwide, Inc.	600	44,370
Tatts Group, Ltd.	8,000	23,022
TUI AG	2,800	31,869
Whitbread PLC	1,300	60,826
Wynn Macau, Ltd. (A)	9,161	13,323
Wynn Resorts, Ltd. (A)	625	56,650
Yum! Brands, Inc.	1,700	140,964

		2,445,498

Household Durables - 0.1%
Electrolux AB, Series B	977	26,638
Garmin, Ltd. (A)	800	33,936
Husqvarna AB, Class B	4,500	33,509
Iida Group Holdings Co., Ltd.	1,600	32,766
Nikon Corp. (A)	1,200	16,248
Panasonic Corp.	9,500	81,734
Rinnai Corp.	200	17,673
Sekisui Chemical Co., Ltd.	3,000	36,962
Sekisui House, Ltd.	3,000	52,536
Sony Corp.	5,200	153,202
Techtronic Industries Co., Ltd.	5,000	20,880

		506,084

Household Products - 0.5%
Church & Dwight Co., Inc.	900	92,601
Clorox Co.	600	83,034

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Products (continued)
Colgate-Palmolive Co.	3,400	$ 248,880
Henkel AG & Co. KGaA	564	61,007
Kimberly-Clark Corp.	1,400	192,472
Procter & Gamble Co.	11,600	982,172
Reckitt Benckiser Group PLC, Class A	2,937	294,497
Svenska Cellulosa AB SCA, Class B	2,423	77,853
Unicharm Corp.	1,500	33,701

		2,066,217

Independent Power & Renewable Electricity Producers - 0.0% (G)
AES Corp.	3,000	37,440
Calpine Corp. (A) (B)	6,500	95,875
Electric Power Development Co., Ltd.	500	11,649
Meridian Energy, Ltd.	7,600	14,343

		159,307

Industrial Conglomerates - 0.7%
3M Co.	2,400	420,288
CK Hutchison Holdings, Ltd.	12,156	133,722
Danaher Corp.	2,100	212,100
DCC PLC	500	44,000
General Electric Co.	42,205	1,328,613
Jardine Matheson Holdings, Ltd.	1,100	64,310
Keppel Corp., Ltd.	5,200	21,452
Koninklijke Philips NV	3,632	90,205
NWS Holdings, Ltd.	12,000	19,057
Roper Technologies, Inc. (A)	400	68,224
Seibu Holdings, Inc.	1,300	22,018
Sembcorp Industries, Ltd. (A)	8,000	16,941
Siemens AG, Class A	3,519	361,124
Smiths Group PLC	3,680	56,868
Toshiba Corp. (A) (B)	15,000	40,860

		2,899,782

Insurance - 1.3%
Aflac, Inc.	1,200	86,592
Ageas	901	31,318
AIA Group, Ltd.	54,600	327,641
Allianz SE, Class A	1,904	271,620
Allstate Corp.	1,200	83,940
American International Group, Inc.	5,920	313,109
Aon PLC	2,300	251,229
Arch Capital Group, Ltd. (B)	300	21,600
Assicurazioni Generali SpA	4,281	50,483
Aviva PLC	17,697	93,286
Chubb, Ltd.	1,821	238,023
CNP Assurances	3,701	54,604
Dai-ichi Life Insurance Co., Ltd.	4,700	52,614
Direct Line Insurance Group PLC	8,500	39,297
Everest RE Group, Ltd.	100	18,267
Fairfax Financial Holdings, Ltd.	100	53,859
Gjensidige Forsikring ASA, Class A	1,640	27,324
Great-West Lifeco, Inc.	2,700	71,223
Hannover Rueck SE	1,000	104,777
Hartford Financial Services Group, Inc.	1,800	79,884
Insurance Australia Group, Ltd.	7,001	28,839
Intact Financial Corp.	700	50,004
Japan Post Holdings Co., Ltd.	2,100	25,547
Legal & General Group PLC	25,762	65,953
Lincoln National Corp.	400	15,508

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Loews Corp.	2,700	$ 110,943
Manulife Financial Corp. (A)	7,900	108,048
Mapfre SA	14,080	30,922
Marsh & McLennan Cos., Inc.	3,900	266,994
MetLife, Inc.	4,000	159,320
MS&AD Insurance Group Holdings, Inc.	2,100	54,411
Muenchener Rueckversicherungs-Gesellschaft AG	631	105,816
NN Group NV	2,600	71,574
Old Mutual PLC	21,089	56,971
Poste Italiane SpA (A) (H)	3,200	21,248
Power Corp. of Canada	2,000	42,571
Power Financial Corp. (A)	1,100	25,245
Principal Financial Group, Inc.	1,400	57,554
Progressive Corp.	5,200	174,200
Prudential Financial, Inc.	2,000	142,680
Prudential PLC	11,309	191,901
QBE Insurance Group, Ltd.	5,037	39,790
RenaissanceRe Holdings, Ltd. (A)	200	23,488
RSA Insurance Group PLC	13,480	90,348
Sampo Oyj, Class A	2,111	86,332
SCOR SE	874	25,840
Sompo Japan Nipponkoa Holdings, Inc.	1,700	45,241
Sony Financial Holdings, Inc.	2,620	29,624
Standard Life PLC	14,442	56,979
Sun Life Financial, Inc. (A)	2,500	82,124
Suncorp Group, Ltd.	5,451	49,985
Swiss Life Holding AG (B)	300	69,329
Swiss Re AG	1,463	127,779
T&D Holdings, Inc.	2,450	20,805
Tokio Marine Holdings, Inc.	3,100	103,202
Travelers Cos., Inc.	1,600	190,464
Tryg A/S	1,460	26,141
UnipolSai SpA	13,078	19,736
Willis Towers Watson PLC	377	46,865
XL Group PLC, Class A (A)	2,500	83,275
Zurich Insurance Group AG (B)	509	125,918

		5,420,204

Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (B)	1,800	1,288,116
Liberty Interactive Corp QVC Group, Series A (B)	2,000	50,740
Netflix, Inc. (A) (B)	1,400	128,072
Priceline Group, Inc. (A) (B)	200	249,682
Rakuten, Inc. (A)	4,123	44,748

		1,761,358

Internet Software & Services - 0.9%
Alphabet, Inc., Class A (B)	1,300	914,589
Alphabet, Inc., Class C (B)	1,403	971,016
eBay, Inc. (B)	4,200	98,322
Facebook, Inc., Class A (B)	10,245	1,170,799
LinkedIn Corp., Class A (B)	532	100,681
Twitter, Inc. (A) (B)	4,828	81,641
Yahoo Japan Corp.	4,100	18,181
Yahoo!, Inc. (B)	4,200	157,752

		3,512,981

IT Services - 0.8%
Accenture PLC, Class A	2,300	260,567

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Amadeus IT Holding SA, Class A	2,207	$ 97,238
Atos SE	313	25,806
Automatic Data Processing, Inc.	2,100	192,927
Capgemini SA	792	68,344
CGI Group, Inc., Class A (B)	1,300	55,534
Cognizant Technology Solutions Corp., Class A (B)	3,200	183,168
Computershare, Ltd.	3,870	26,761
Fidelity National Information Services, Inc.	1,100	81,048
Fiserv, Inc. (B)	1,000	108,730
Fujitsu, Ltd.	7,000	25,741
International Business Machines Corp. (A)	4,600	698,188
MasterCard, Inc., Class A	4,000	352,240
Nomura Research Institute, Ltd.	1,600	58,680
NTT Data Corp.	1,211	57,194
Paychex, Inc. (A)	3,700	220,150
PayPal Holdings, Inc. (B)	4,200	153,342
Visa, Inc., Class A (A)	8,800	652,696
Western Union Co. (A)	2,100	40,278
Xerox Corp.	4,800	45,552

		3,404,184

Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	1,400	36,129
Mattel, Inc.	2,600	81,354
Sankyo Co., Ltd.	300	11,248
Sega Sammy Holdings, Inc.	2,200	23,694
Shimano, Inc. (A)	300	45,869
Yamaha Corp.	700	18,868

		217,162

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	2,800	124,208
Illumina, Inc. (A) (B)	700	98,266
Lonza Group AG (B)	500	83,056
QIAGEN NV (B)	1,900	41,405
Thermo Fisher Scientific, Inc.	1,500	221,640

		568,575

Machinery - 0.7%
Alfa Laval AB (A)	976	15,383
Alstom SA (B)	1,929	44,538
Amada Holdings Co., Ltd.	3,000	30,456
Andritz AG	400	18,967
Atlas Copco AB, A Shares	2,427	63,034
Atlas Copco AB, B Shares	1,598	37,876
Caterpillar, Inc. (A)	2,300	174,363
CNH Industrial NV	3,146	22,820
Cummins, Inc. (A)	1,300	146,172
Deere & Co.	1,600	129,664
Dover Corp.	1,300	90,116
FANUC Corp.	900	146,406
GEA Group AG	1,022	48,240
Hino Motors, Ltd.	2,000	19,920
Hitachi Construction Machinery Co., Ltd.	200	2,919
Hoshizaki Electric Co., Ltd.	300	29,368
IHI Corp.	5,000	13,477
Illinois Tool Works, Inc., Class A (A)	1,800	187,488
Ingersoll-Rand PLC (A)	2,700	171,936
JTEKT Corp.	1,200	13,601

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Kawasaki Heavy Industries, Ltd.	7,000	$ 19,738
Komatsu, Ltd.	4,000	69,487
Kone OYJ, Class B (A)	1,488	68,672
Kubota Corp.	5,000	67,627
Kurita Water Industries, Ltd.	500	11,146
Makita Corp.	300	19,919
MAN SE	621	63,379
Metso OYJ (A)	1,055	24,803
Mitsubishi Heavy Industries, Ltd.	11,000	44,233
Nabtesco Corp.	600	14,316
NGK Insulators, Ltd.	1,400	28,304
NSK, Ltd.	2,000	14,640
PACCAR, Inc.	2,800	145,236
Parker-Hannifin Corp. (A)	1,400	151,270
Pentair PLC	263	15,330
Sandvik AB (A)	3,623	36,273
Schindler Holding AG	200	36,397
Sembcorp Marine, Ltd. (A)	9,000	10,473
SKF AB, Class B	2,461	39,433
SMC Corp.	200	49,205
Stanley Black & Decker, Inc.	1,700	189,074
Sumitomo Heavy Industries, Ltd.	4,000	17,572
THK Co., Ltd.	1,000	17,044
Volvo AB, Class B	7,096	70,494
Wartsila OYJ Abp	587	23,950
Weir Group PLC	2,900	56,009
Yangzijiang Shipbuilding Holdings, Ltd.	14,000	9,390

		2,720,158

Marine - 0.0% (G)
A.P. Moller - Maersk A/S, Class A	5	6,302
A.P. Moller - Maersk A/S, Class B	30	39,185
Keuhne & Nagel International AG	443	62,068
Mitsui O.S.K. Lines, Ltd. (A)	7,000	14,885
Nippon Yusen KK	11,000	19,352

		141,792

Media - 1.1%
Altice NV, Class A (A) (B)	1,200	17,918
Altice NV, Class B (B)	400	6,026
Axel Springer SE	700	36,753
CBS Corp., Class B	1,500	81,660
Charter Communications, Inc., Class A (B)	863	197,316
Comcast Corp., Class A	10,400	677,976
Dentsu, Inc.	1,300	60,939
Discovery Communications, Inc., Class C (B)	2,000	47,700
Discovery Communications, Inc., Series A (A) (B)	2,000	50,460
DISH Network Corp., Class A (B)	3,200	167,680
Eutelsat Communications SA	1,278	24,122
ITV PLC	17,100	41,000
JCDecaux SA (A)	1,315	44,338
Lagardere SCA	1,800	39,154
Liberty Global PLC, Class A (B)	2,200	63,932
Liberty Global PLC, Series C (B)	2,200	63,030
Liberty Global PLC LiLAC, Class A (B)	274	8,855
Liberty Global PLC LiLAC, Class C (B)	274	8,918
Liberty SiriusXM Group, Class A (A) (B)	600	18,816
Liberty SiriusXM Group, Class C (B)	1,200	37,044
News Corp., Class A	1,524	17,297

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
Omnicom Group, Inc. (A)	2,300	$ 187,427
Pearson PLC	7,530	97,951
Publicis Groupe SA	701	46,899
RELX NV	5,546	95,949
RELX PLC	6,093	112,199
RTL Group SA	800	65,335
Schibsted ASA, B Shares	600	17,166
Scripps Networks Interactive, Inc., Class A (A)	900	56,043
SES SA	1,972	42,216
Shaw Communications, Inc., Class B	2,200	42,231
Singapore Press Holdings, Ltd. (A)	7,000	20,627
Sirius XM Holdings, Inc. (A) (B)	37,874	149,602
Sky PLC	4,495	51,079
Telenet Group Holding NV (B)	200	9,145
Thomson Reuters Corp., Class B	1,600	64,733
Time Warner, Inc.	3,500	257,390
Toho Co., Ltd.	1,100	30,461
Twenty-First Century Fox, Inc., Class A	6,100	165,005
Twenty-First Century Fox, Inc., Class B	5,900	160,775
Viacom, Inc., Class B	3,700	153,439
Vivendi SA	5,666	106,004
Walt Disney Co.	7,200	704,304
Wolters Kluwer NV	700	28,344
WPP PLC, Class A	5,810	121,088

		4,496,346

Metals & Mining - 0.5%
Agnico Eagle Mines, Ltd.	600	32,110
Alcoa, Inc. (A)	12,400	114,948
Anglo American PLC (A)	4,851	47,551
Antofagasta PLC, Class A (A)	5,815	36,361
ArcelorMittal (B)	4,057	18,497
Barrick Gold Corp.	4,200	89,660
BHP Billiton PLC	7,679	97,192
BHP Billiton, Ltd.	13,601	189,547
Boliden AB	1,192	23,297
Eldorado Gold Corp., Class A	5,200	23,385
First Quantum Minerals, Ltd. (A)	3,948	27,716
Fortescue Metals Group, Ltd. (A)	24,092	64,471
Franco-Nevada Corp. (A)	1,100	83,644
Freeport-McMoRan, Inc. (A)	3,400	37,876
Fresnillo PLC	4,101	90,310
Glencore PLC	40,302	83,067
Goldcorp, Inc.	2,900	55,488
Hitachi Metals, Ltd.	1,400	14,223
JFE Holdings, Inc.	2,100	27,395
Kinross Gold Corp. (B)	6,433	31,569
Kobe Steel, Ltd.	9,000	7,397
Mitsubishi Materials Corp.	4,000	9,577
Newcrest Mining, Ltd. (B)	3,252	56,363
Newmont Mining Corp.	6,400	250,368
Nippon Steel & Sumitomo Metal Corp.	3,100	60,015
Norsk Hydro ASA	5,754	21,064
Nucor Corp. (A)	1,000	49,410
Randgold Resources, Ltd.	700	78,552
Rio Tinto PLC	4,842	150,424
Rio Tinto, Ltd. (A)	1,626	56,244
Silver Wheaton Corp.	1,500	35,307

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining (continued)
South32, Ltd. (B)	21,280	$ 24,957
Sumitomo Metal Mining Co., Ltd.	2,000	20,345
Teck Resources, Ltd., Class B (A)	2,100	27,649
ThyssenKrupp AG	2,686	53,989
Turquoise Hill Resources, Ltd. (B)	16,445	55,625
voestalpine AG	563	18,948
Yamana Gold, Inc. (A)	3,200	16,645

		2,181,186

Multi-Utilities - 0.4%
AGL Energy, Ltd.	3,330	48,362
Ameren Corp.	1,100	58,938
Canadian Utilities, Ltd., Class A	600	17,383
CenterPoint Energy, Inc.	1,900	45,600
Centrica PLC	21,915	66,271
CMS Energy Corp.	3,100	142,166
Consolidated Edison, Inc. (A)	1,600	128,704
Dominion Resources, Inc. (A)	2,400	187,032
DTE Energy Co.	700	69,384
E.ON SE	8,854	89,379
Engie SA	5,410	86,867
National Grid PLC, Class B	16,593	244,005
Public Service Enterprise Group, Inc. (A)	2,800	130,508
RWE AG (B)	1,736	27,646
SCANA Corp.	1,500	113,490
Sempra Energy	1,090	124,282
Suez	1,600	24,956
Veolia Environnement SA	2,882	62,236
WEC Energy Group, Inc. (A)	1,300	84,890

		1,752,099

Multiline Retail - 0.2%
Canadian Tire Corp., Ltd., Class A	800	87,155
Dollar General Corp.	2,500	235,000
Dollar Tree, Inc. (A) (B)	973	91,696
Don Quijote Holdings Co., Ltd.	800	29,730
Isetan Mitsukoshi Holdings, Ltd.	1,200	10,681
Kohl’s Corp. (A)	800	30,336
Macy’s, Inc.	3,200	107,552
Marks & Spencer Group PLC	13,300	56,958
Next PLC	1,400	92,506
Nordstrom, Inc. (A)	700	26,635
Ryohin Keikaku Co., Ltd.	95	23,151
Target Corp. (A)	2,300	160,586

		951,986

Oil, Gas & Consumable Fuels - 2.2%
Anadarko Petroleum Corp., Class A	1,800	95,850
Apache Corp.	1,400	77,938
ARC Resources, Ltd. (A)	3,200	54,764
BP PLC	80,568	471,606
Cameco Corp., Class A (A)	2,400	26,360
Canadian Natural Resources, Ltd. (A)	4,700	145,007
Cenovus Energy, Inc.	2,700	37,346
Chevron Corp.	8,300	870,089
Columbia Pipeline Group, Inc.	3,000	76,470
Concho Resources, Inc. (B)	401	47,827
ConocoPhillips	5,300	231,080
Continental Resources, Inc., Class B (A) (B)	2,964	134,180
Crescent Point Energy Corp. (A)	4,600	72,670

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp., Class A	2,000	$ 72,500
Enbridge, Inc.	4,200	177,922
EnCana Corp. (A)	3,100	24,115
Eni SpA, Class B	10,808	174,086
EOG Resources, Inc. (A)	2,200	183,524
EQT Corp.	600	46,458
Exxon Mobil Corp.	19,815	1,857,458
Galp Energia SGPS SA, Class B	2,135	29,694
Hess Corp. (A)	1,400	84,140
Husky Energy, Inc.	2,757	33,653
Idemitsu Kosan Co., Ltd. (A)	400	8,684
Imperial Oil, Ltd. (A)	1,300	41,135
Inpex Corp.	3,200	25,026
Inter Pipeline, Ltd.	2,000	42,416
JX Holdings, Inc.	8,000	31,227
Keyera Corp. (A)	600	18,354
Kinder Morgan, Inc.	8,156	152,680
Koninklijke Vopak NV	738	36,737
Lundin Petroleum AB (B)	1,096	19,973
Marathon Oil Corp.	1,600	24,016
Marathon Petroleum Corp.	2,000	75,920
Murphy Oil Corp. (A)	700	22,225
Neste OYJ	697	24,994
Noble Energy, Inc.	2,600	93,262
Occidental Petroleum Corp.	2,900	219,124
Oil Search, Ltd.	8,200	41,406
OMV AG	597	16,782
ONEOK, Inc. (A)	2,500	118,625
Origin Energy, Ltd.	8,100	35,390
Pembina Pipeline Corp.	1,000	30,388
Phillips 66 (A)	2,500	198,350
Pioneer Natural Resources Co. (A)	1,200	181,452
PrairieSky Royalty, Ltd. (A)	94	1,784
Range Resources Corp.	600	25,884
Repsol SA, Class A	5,028	64,453
Royal Dutch Shell PLC, Class A	17,281	474,625
Royal Dutch Shell PLC, Class B	17,628	487,036
Santos, Ltd.	9,852	34,874
Showa Shell Sekiyu KK (A)	200	1,867
Southwestern Energy Co. (B)	1,200	15,096
Spectra Energy Corp. (A)	4,600	168,498
Statoil ASA (A)	4,735	81,813
Suncor Energy, Inc.	6,600	183,091
TonenGeneral Sekiyu KK (A)	3,000	27,329
TOTAL SA	10,076	483,205
Tourmaline Oil Corp. (B)	1,724	45,383
TransCanada Corp. (A)	3,200	144,798
Valero Energy Corp.	1,600	81,600
Vermilion Energy, Inc. (A)	500	15,922
Williams Cos., Inc.	3,000	64,890
Woodside Petroleum, Ltd.	3,250	65,901

		8,950,952

Paper & Forest Products - 0.0% (G)
Mondi PLC	2,100	39,317
OJI Holdings Corp.	3,000	11,517
Stora Enso OYJ, Class R	2,963	23,829
UPM-Kymmene OYJ	1,888	34,684

		109,347

	Shares	Value
COMMON STOCKS (continued)
Personal Products - 0.3%
Beiersdorf AG	486	$ 46,012
Estee Lauder Cos., Inc., Class A	1,900	172,938
Kao Corp.	2,200	128,133
L’Oreal SA	1,086	207,918
Shiseido Co., Ltd.	1,600	41,692
Unilever NV, CVA	6,902	321,009
Unilever PLC	5,838	279,729

		1,197,431

Pharmaceuticals - 2.4%
Allergan PLC (B)	2,068	477,894
Astellas Pharma, Inc.	9,500	148,982
AstraZeneca PLC	5,530	330,603
Bayer AG	3,529	354,434
Bristol-Myers Squibb Co.	7,300	536,915
Chugai Pharmaceutical Co., Ltd. (A)	700	24,947
Daiichi Sankyo Co., Ltd.	2,400	58,308
Eisai Co., Ltd.	900	50,253
Eli Lilly & Co.	3,800	299,250
GlaxoSmithKline PLC	21,269	456,751
Hisamitsu Pharmaceutical Co., Inc.	300	17,298
Johnson & Johnson	12,294	1,491,262
Kyowa Hakko Kirin Co., Ltd. (A)	3,300	56,284
Merck & Co., Inc.	12,900	743,169
Merck KGaA	642	65,255
Mitsubishi Tanabe Pharma Corp.	2,000	36,136
Mylan NV (B)	1,800	77,832
Novartis AG	9,728	802,935
Novo Nordisk A/S, Class B	8,630	464,750
Ono Pharmaceutical Co., Ltd.	2,000	87,122
Orion OYJ, Class B	552	21,434
Otsuka Holdings Co., Ltd. (A)	1,800	82,949
Perrigo Co. PLC (A)	588	53,314
Pfizer, Inc.	27,000	950,670
Roche Holding AG	3,125	824,624
Sanofi	5,364	445,656
Santen Pharmaceutical Co., Ltd.	2,500	39,293
Shionogi & Co., Ltd.	1,400	76,532
Sumitomo Dainippon Pharma Co., Ltd. (A)	2,000	34,666
Taisho Pharmaceutical Holdings Co., Ltd.	201	21,151
Takeda Pharmaceutical Co., Ltd.	3,300	142,323
Teva Pharmaceutical Industries, Ltd.	4,198	212,462
UCB SA	705	52,937
Valeant Pharmaceuticals International, Inc. (B)	1,400	28,229
Zoetis, Inc., Class A	2,080	98,717

		9,665,337

Professional Services - 0.2%
Adecco Group AG	1,094	55,179
Bureau Veritas SA	2,084	43,754
Capita PLC	4,652	59,943
Experian PLC	3,140	59,572
Intertek Group PLC	1,100	51,253
Nielsen Holdings PLC	2,790	144,996
Randstad Holding NV	1,500	59,987
Recruit Holdings Co., Ltd.	900	32,881
SGS SA	28	64,141
Verisk Analytics, Inc., Class A (B)	800	64,864

		636,570

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts - 1.1%
American Capital Agency Corp.	1,500	$ 29,730
American Tower Corp., Class A	1,935	219,835
Annaly Capital Management, Inc. (A)	7,800	86,346
Ascendas Real Estate Investment Trust	8,000	14,806
AvalonBay Communities, Inc.	700	126,273
Boston Properties, Inc. (A)	1,200	158,280
British Land Co. PLC	8,400	68,202
CapitaLand Commercial Trust	11,000	12,099
CapitaLand Mall Trust	7,000	11,130
Crown Castle International Corp.	1,500	152,145
Dexus Property Group	9,833	66,723
Digital Realty Trust, Inc. (A)	500	54,495
Equinix, Inc. (A)	500	193,865
Equity Residential	2,300	158,424
Essex Property Trust, Inc.	269	61,356
Federal Realty Investment Trust (A)	500	82,775
Fonciere Des Regions	400	35,354
Gecina SA	205	27,767
General Growth Properties, Inc.	6,114	182,319
Goodman Group	14,735	79,031
GPT Group	7,080	28,792
HCP, Inc.	3,100	109,678
Host Hotels & Resorts, Inc. (A)	7,000	113,470
ICADE	493	34,643
Japan Real Estate Investment Corp.	6	37,059
Japan Retail Fund Investment Corp., Class A	8	20,428
Kimco Realty Corp. (A)	1,900	59,622
Klepierre	1,069	47,170
Land Securities Group PLC	4,245	59,071
Link REIT	8,000	54,706
Macerich Co., Class A	600	51,234
Mirvac Group	20,200	30,721
Nippon Building Fund, Inc. (A)	4	24,640
Prologis, Inc., Class A	3,000	147,120
Public Storage	1,000	255,590
RioCan Real Estate Investment Trust	2,800	63,566
Scentre Group	31,774	117,690
Simon Property Group, Inc.	1,413	306,480
SL Green Realty Corp.	700	74,529
Stockland	15,671	55,562
Suntec Real Estate Investment Trust	14,000	18,499
Unibail-Rodamco SE (A)	369	95,458
Ventas, Inc. (A)	2,200	160,204
VEREIT, Inc.	3,301	33,472
Vicinity Centres	12,502	31,191
Vornado Realty Trust, Class A	1,300	130,156
Welltower, Inc.	2,700	205,659
Westfield Corp.	7,948	63,844
Weyerhaeuser Co. (A)	6,300	187,551

		4,438,760

Real Estate Management & Development - 0.3%
Aeon Mall Co., Ltd., Class A	600	7,850
Azrieli Group, Ltd.	400	17,010
CapitaLand, Ltd.	11,000	25,256
Cheung Kong Property Holdings, Ltd.	12,156	76,749
City Developments, Ltd.	2,362	14,354
Daito Trust Construction Co., Ltd.	300	48,709

	Shares	Value
COMMON STOCKS (continued)
Real Estate Management & Development (continued)
Daiwa House Industry Co., Ltd.	3,000	$ 88,101
Global Logistic Properties, Ltd., Class L	13,000	17,551
Hang Lung Properties, Ltd.	13,000	26,331
Henderson Land Development Co., Ltd.	532	3,005
Hongkong Land Holdings, Ltd.	5,000	30,601
Hulic Co., Ltd. (A)	1,700	17,914
Hysan Development Co., Ltd.	4,389	19,544
Kerry Properties, Ltd.	6,000	14,917
LendLease Group	4,700	44,646
Mitsubishi Estate Co., Ltd.	5,200	95,383
Mitsui Fudosan Co., Ltd.	4,200	96,393
New World Development Co., Ltd.	24,000	24,472
Nomura Real Estate Holdings, Inc.	700	12,232
Sino Land Co., Ltd.	15,200	25,027
Sumitomo Realty & Development Co., Ltd.	1,900	51,523
Sun Hung Kai Properties, Ltd.	7,000	84,437
Swire Pacific, Ltd., Class A	2,500	28,301
Swire Properties, Ltd.	8,000	21,367
Tokyu Fudosan Holdings Corp.	4,000	24,954
UOL Group, Ltd.	4,000	16,305
Vonovia SE	2,080	75,949
Wharf Holdings, Ltd.	6,000	36,576
Wheelock & Co., Ltd.	4,000	18,868

		1,064,325

Road & Rail - 0.3%
Canadian National Railway Co.	3,600	212,581
Canadian Pacific Railway, Ltd.	700	90,120
Central Japan Railway Co.	618	109,920
ComfortDelGro Corp., Ltd.	7,000	14,375
CSX Corp.	4,400	114,752
DSV A/S	915	38,474
East Japan Railway Co.	1,400	129,743
Hankyu Hanshin Holdings, Inc.	5,900	43,993
Kansas City Southern	500	45,045
Keikyu Corp.	3,000	30,189
Keio Corp.	2,000	18,866
Keisei Electric Railway Co., Ltd.	1,600	20,624
Kintetsu Group Holdings Co., Ltd.	7,000	29,956
MTR Corp., Ltd.	4,000	20,345
Nippon Express Co., Ltd.	3,000	13,709
Norfolk Southern Corp.	800	68,104
Odakyu Electric Railway Co., Ltd.	2,000	23,452
Tobu Railway Co., Ltd.	4,000	21,954
Tokyu Corp.	3,000	26,339
Union Pacific Corp.	3,400	296,650
West Japan Railway Co.	720	45,629

		1,414,820

Semiconductors & Semiconductor Equipment - 0.8%
Analog Devices, Inc., Class A	3,100	175,584
Applied Materials, Inc., Class A	9,700	232,509
ARM Holdings PLC	6,042	91,776
ASM Pacific Technology, Ltd.	1,178	8,486
ASML Holding NV	1,528	150,414
Broadcom, Ltd.	1,750	271,950
Infineon Technologies AG	7,649	110,730
Intel Corp.	21,300	698,640
KLA-Tencor Corp.	700	51,275

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Marvell Technology Group, Ltd.	2,500	$ 23,825
Maxim Integrated Products, Inc., Class A	1,300	46,397
Micron Technology, Inc. (B)	4,600	63,296
NVIDIA Corp. (A)	4,100	192,741
NXP Semiconductors NV (B)	1,500	117,510
QUALCOMM, Inc.	7,300	391,061
ROHM Co., Ltd.	900	35,523
Skyworks Solutions, Inc. (A)	1,300	82,264
STMicroelectronics NV, Class B	4,800	28,024
Texas Instruments, Inc.	4,200	263,130
Tokyo Electron, Ltd.	600	50,705
Xilinx, Inc.	1,100	50,743

		3,136,583

Software - 1.1%
Activision Blizzard, Inc.	3,600	142,668
Adobe Systems, Inc. (B)	2,100	201,159
Autodesk, Inc. (A) (B)	900	48,726
CA, Inc.	1,500	49,245
Citrix Systems, Inc. (B)	1,300	104,117
Constellation Software, Inc.	100	38,702
Dassault Systemes	484	36,492
Electronic Arts, Inc. (B)	1,100	83,336
Gemalto NV	600	36,350
GungHo Online Entertainment, Inc. (A)	10,000	27,096
Intuit, Inc.	2,300	256,703
Konami Holdings Corp.	1,200	45,780
Microsoft Corp.	33,800	1,729,546
Nexon Co., Ltd.	2,400	35,520
Nice, Ltd.	271	17,244
Nintendo Co., Ltd.	500	71,849
Open Text Corp.	600	35,477
Oracle Corp.	700	37,326
Oracle Corp.	14,433	590,743
Red Hat, Inc. (B)	600	43,560
Sage Group PLC	7,890	68,198
salesforce.com, Inc. (B)	3,600	285,876
SAP SE	4,435	333,091
Symantec Corp.	6,900	141,726
Trend Micro, Inc.	400	14,306
VMware, Inc., Class A (A) (B)	2,623	150,088
Workday, Inc., Class A (A) (B)	900	67,203

		4,692,127

Specialty Retail - 0.7%
ABC-Mart, Inc.	400	26,845
AutoZone, Inc. (A) (B)	300	238,152
Bed Bath & Beyond, Inc. (A)	1,800	77,796
Fast Retailing Co., Ltd.	200	53,696
Gap, Inc., Class A (A)	4,000	84,880
Hennes & Mauritz AB, Class B	3,974	116,918
Home Depot, Inc.	6,500	829,985
Industria de Diseno Textil SA	4,660	156,548
Kingfisher PLC	10,833	46,529
L Brands, Inc.	2,400	161,112
Lowe’s Cos., Inc.	4,500	356,265
Nitori Holdings Co., Ltd.	450	54,578
O’Reilly Automotive, Inc. (B)	400	108,440
Ross Stores, Inc. (A)	4,200	238,098

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Shimamura Co., Ltd.	300	$ 44,636
Staples, Inc.	2,500	21,550
Tiffany & Co. (A)	500	30,320
TJX Cos., Inc.	2,700	208,521
USS Co., Ltd.	2,700	44,622
Yamada Denki Co., Ltd. (A)	7,200	38,007

		2,937,498

Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	25,158	2,405,105
Blackberry, Ltd. (A) (B)	1,700	11,408
Brother Industries, Ltd.	2,200	23,598
Canon, Inc. (A)	4,800	137,041
EMC Corp.	7,400	201,058
FUJIFILM Holdings Corp.	1,700	65,961
Hewlett Packard Enterprise Co.	7,200	131,544
HP, Inc.	7,200	90,360
Konica Minolta, Inc.	1,500	10,927
NEC Corp.	7,000	16,309
NetApp, Inc. (A)	3,400	83,606
Ricoh Co., Ltd.	2,000	17,337
Seagate Technology PLC (A)	2,800	68,208
Seiko Epson Corp.	1,600	25,650
Western Digital Corp. (A)	1,138	53,782

		3,341,894

Textiles, Apparel & Luxury Goods - 0.4%
adidas AG	924	132,639
Christian Dior SE	182	29,155
Cie Financiere Richemont SA	1,908	111,684
Coach, Inc., Class A (A)	2,400	97,776
Gildan Activewear, Inc., Class A	1,200	35,147
Hermes International	67	24,976
HUGO BOSS AG, Class A	400	22,741
Kering	240	38,636
Li & Fung, Ltd. (A)	20,000	9,724
lululemon athletica, Inc. (B)	234	17,283
Luxottica Group SpA	871	42,451
LVMH Moet Hennessy Louis Vuitton SE	1,261	190,076
Michael Kors Holdings, Ltd. (A) (B)	830	41,068
NIKE, Inc., Class B	5,200	287,040
Pandora A/S	500	68,100
Ralph Lauren Corp., Class A (A)	700	62,734
Swatch Group AG (A)	168	48,888
Swatch Group AG	878	50,281
VF Corp.	2,800	172,172

		1,482,571

Tobacco - 0.6%
Altria Group, Inc.	8,700	599,952
British American Tobacco PLC	8,243	534,385
Imperial Brands PLC	3,581	194,207
Japan Tobacco, Inc. (A)	4,678	188,534
Philip Morris International, Inc.	7,200	732,384
Reynolds American, Inc., Class A	3,820	206,013
Swedish Match AB	871	30,396

		2,485,871

Trading Companies & Distributors - 0.2%
Ashtead Group PLC	2,800	39,995

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
Brenntag AG	900	$ 43,598
Bunzl PLC	2,400	73,844
Fastenal Co. (A)	2,700	119,853
Finning International, Inc.	1,900	30,942
ITOCHU Corp.	6,000	73,399
Marubeni Corp.	6,400	28,913
Mitsubishi Corp.	6,900	121,491
Mitsui & Co., Ltd.	7,400	88,335
Noble Group, Ltd. (A) (B)	31,000	4,694
Rexel SA	1,700	21,373
Sumitomo Corp.	4,100	41,328
Toyota Tsusho Corp.	1,900	40,906
Wolseley PLC	1,230	63,694
WW Grainger, Inc. (A)	600	136,350

		928,715

Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA (A)	2,417	35,717
Aena SA (H)	300	39,765
Aeroports de Paris, Class A	224	24,544
Atlantia SpA	2,254	56,316
Auckland International Airport, Ltd.	4,656	21,659
Hutchison Port Holdings Trust	36,000	16,473
Kamigumi Co., Ltd.	2,000	18,486
Sydney Airport	2,536	13,242
Transurban Group	11,542	103,956

		330,158

Water Utilities - 0.1%
American Water Works Co., Inc.	1,100	92,961
Severn Trent PLC	1,500	48,944
United Utilities Group PLC	8,508	117,923

		259,828

Wireless Telecommunication Services - 0.4%
Deutsche Telekom AG	14,611	249,151
KDDI Corp.	8,554	260,125
Millicom International Cellular SA, Class B, SDR	429	26,315
NTT DOCOMO, Inc.	6,500	175,295
Rogers Communications, Inc., Class B	1,700	68,818
SoftBank Group Corp.	4,100	231,863
Sprint Corp. (B)	4,100	18,573
StarHub, Ltd.	5,000	14,108
T-Mobile US, Inc. (B)	1,900	82,213
Tele2 AB, Class B	1,910	16,769
Vodafone Group PLC	113,942	347,393

		1,490,623

Total Common Stocks (Cost $113,949,304)		145,642,142

PREFERRED STOCKS - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE 2.36% (I)	698	32,263
Volkswagen AG 0.16% (I)	699	84,663

		116,926

	Shares	Value
PREFERRED STOCKS (continued)
Household Products - 0.0% (G)
Henkel AG & Co. KGaA 1.35%(I)	744	$ 90,924

Total Preferred Stocks (Cost $215,457)		207,850

EXCHANGE-TRADED FUND - 1.0%
International Equity Fund - 1.0%
iShares Core MSCI Emerging Markets ETF	98,792	4,132,469

Total Exchange-Traded Fund (Cost $4,100,460)		4,132,469

MASTER LIMITED PARTNERSHIP - 0.0% (G)
Construction & Engineering - 0.0% (G)
Brookfield Business Partners, LP (A) (B)	75	1,423

Total Master Limited Partnership (Cost $1,836)		1,423

RIGHTS - 0.0% (G)
Construction & Engineering - 0.0% (G)
ACS Actividades de Construccion y Servicios SA (B) Exercise Price EUR 26.87 Expiration Date 07/11/2016	855	601

Trading Companies & Distributors - 0.0% (G)
Noble Group, Ltd. (B) Exercise Price SGD 0.11 Expiration Date 07/20/2016	31,000	2,163

Total Rights (Cost $8,637)		2,764

	Principal	Value
ASSET-BACKED SECURITIES - 0.5%
Ally Auto Receivables Trust Series 2016-2, Class A4, 1.60%, 01/15/2021	$ 700,000	704,455
American Express Credit Account Master Trust Series 2014-4, Class A, 1.43%, 06/15/2020	700,000	704,682
Mercedes-Benz Auto Lease Trust Series 2016-A, Class A3, 1.52%, 03/15/2019	470,000	470,871
Synchrony Credit Card Master Note Trust Series 2016-1, Class A, 2.04%, 03/15/2022	280,000	285,124

Total Asset-Backed Securities (Cost $2,151,839)		2,165,132

CORPORATE DEBT SECURITIES - 13.2%
Aerospace & Defense - 0.3%
Boeing Co. 6.00%, 03/15/2019	577,000	651,562
Lockheed Martin Corp. 4.07%, 12/15/2042	185,000	196,948
Raytheon Co. 2.50%, 12/15/2022 (A)	170,000	177,078
United Technologies Corp. 4.50%, 06/01/2042	220,000	251,968

		1,277,556

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Air Freight & Logistics - 0.0% (G)
United Parcel Service, Inc. 2.45%, 10/01/2022	$ 170,000	$ 176,738

Automobiles - 0.5%
Ford Motor Co. 4.75%, 01/15/2043 (A)	1,960,000	2,074,627

Banks - 2.2%
Bank of America Corp.
4.10%, 07/24/2023	355,000	380,324
4.13%, 01/22/2024, MTN	825,000	887,353
5.63%, 07/01/2020, MTN	205,000	230,633
5.65%, 05/01/2018, MTN	90,000	96,448
7.63%, 06/01/2019, MTN	445,000	515,056
Barclays Bank PLC 5.14%, 10/14/2020	110,000	116,572
Barclays PLC 3.65%, 03/16/2025	525,000	504,824
BB&T Corp. 1.45%, 01/12/2018, MTN	160,000	160,630
BNP Paribas SA 5.00%, 01/15/2021	85,000	95,467
Citigroup, Inc.
3.50%, 05/15/2023	385,000	392,899
3.88%, 10/25/2023	848,000	909,713
5.85%, 08/02/2016	100,000	100,357
Cooperatieve Rabobank UA 3.38%, 01/19/2017	590,000	597,628
HSBC Bank USA NA 4.88%, 08/24/2020	250,000	271,599
HSBC Finance Corp. 6.68%, 01/15/2021	155,000	173,678
JPMorgan Chase & Co.
3.38%, 05/01/2023	390,000	397,616
3.63%, 05/13/2024	480,000	509,690
4.40%, 07/22/2020	540,000	589,292
4.63%, 05/10/2021	53,000	58,980
KFW 4.50%, 07/16/2018 (A)	310,000	332,661
Mellon Capital IV 4.00% (J), 08/01/2016 (K)	115,000	92,288
Oesterreichische Kontrollbank AG 5.00%, 04/25/2017	300,000	310,171
PNC Funding Corp.
5.13%, 02/08/2020	517,000	578,416
5.63%, 02/01/2017	95,000	97,347
Royal Bank of Canada 1.50%, 01/16/2018, MTN	155,000	155,641
Wells Fargo & Co.
1.50%, 01/16/2018	255,000	256,428
3.45%, 02/13/2023	175,000	181,077
5.63%, 12/11/2017	85,000	90,362
Westpac Banking Corp. 4.88%, 11/19/2019	50,000	55,317

		9,138,467

Beverages - 0.4%
Anheuser-Busch InBev Finance, Inc. 3.65%, 02/01/2026	575,000	615,967

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 02/15/2021	$ 110,000	$ 121,073
5.38%, 01/15/2020	50,000	56,128
Coca-Cola Co. 3.30%, 09/01/2021	140,000	152,071
Diageo Capital PLC 4.83%, 07/15/2020	445,000	500,585
PepsiCo, Inc. 3.00%, 08/25/2021	180,000	191,498

		1,637,322

Biotechnology - 0.3%
AbbVie, Inc. 4.40%, 11/06/2042	220,000	224,173
Amgen, Inc.
4.66%, 06/15/2051 (H)	168,000	175,529
5.70%, 02/01/2019	85,000	94,176
Celgene Corp. 3.88%, 08/15/2025	490,000	522,665

		1,016,543

Capital Markets - 1.0%
BlackRock, Inc. 5.00%, 12/10/2019	140,000	156,792
Credit Suisse Group Funding Guernsey, Ltd. 3.75%, 03/26/2025	520,000	508,952
Credit Suisse USA, Inc. 5.85%, 08/16/2016	95,000	95,551
Deutsche Bank AG 6.00%, 09/01/2017	90,000	93,902
Goldman Sachs Group, Inc.
3.63%, 01/22/2023	370,000	388,115
4.00%, 03/03/2024	842,000	900,157
6.00%, 06/15/2020, MTN	50,000	57,052
6.13%, 02/15/2033	95,000	118,456
7.50%, 02/15/2019, MTN	435,000	497,470
Morgan Stanley
2.13%, 04/25/2018	370,000	373,872
4.88%, 11/01/2022	345,000	377,794
5.50%, 07/24/2020, MTN	200,000	224,423
6.63%, 04/01/2018, MTN	420,000	455,185

		4,247,721

Chemicals - 0.5%
Dow Chemical Co.
4.25%, 11/15/2020	50,000	54,646
4.38%, 11/15/2042	510,000	520,778
8.55%, 05/15/2019	80,000	94,963
E.I. du Pont de Nemours & Co.
2.80%, 02/15/2023	375,000	384,857
4.25%, 04/01/2021 (A)	200,000	222,402
Ecolab, Inc. 5.50%, 12/08/2041	130,000	161,979
Lubrizol Corp. 8.88%, 02/01/2019	15,000	17,868
LYB International Finance BV 4.00%, 07/15/2023	475,000	508,574
Praxair, Inc. 3.55%, 11/07/2042	160,000	158,729

		2,124,796

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 0.1%
Cintas Corp. No. 2 4.30%, 06/01/2021	$ 145,000	$ 160,283
Republic Services, Inc. 3.80%, 05/15/2018	115,000	120,325

		280,608

Communications Equipment - 0.2%
Cisco Systems, Inc.
3.63%, 03/04/2024	460,000	515,621
5.90%, 02/15/2039	160,000	217,194
Motorola Solutions, Inc. 7.50%, 05/15/2025	15,000	17,659

		750,474

Construction Materials - 0.0% (G)
CRH America, Inc. 8.13%, 07/15/2018	165,000	185,256

Consumer Finance - 0.2%
American Express Co.
5.50%, 09/12/2016	90,000	90,779
8.13%, 05/20/2019	75,000	87,918
Capital One Financial Corp.
3.50%, 06/15/2023	93,000	95,965
4.75%, 07/15/2021	80,000	89,051
Ford Motor Credit Co. LLC 3.00%, 06/12/2017	460,000	467,007

		830,720

Diversified Financial Services - 0.1%
Bear Stearns Cos. LLC 5.55%, 01/22/2017	90,000	92,085
Berkshire Hathaway, Inc. 3.75%, 08/15/2021 (A)	200,000	220,680
National Rural Utilities Cooperative Finance Corp. 3.05%, 02/15/2022	155,000	163,723

		476,488

Diversified Telecommunication Services - 0.8%
AT&T, Inc.
3.80%, 03/15/2022	380,000	403,683
4.45%, 05/15/2021	361,000	396,444
4.60%, 02/15/2021	90,000	98,486
5.35%, 09/01/2040	95,000	103,920
5.80%, 02/15/2019	135,000	149,628
Deutsche Telekom International Finance BV
4.88%, 03/06/2042 (H)	470,000	547,511
6.00%, 07/08/2019	75,000	84,134
Telefonica Emisiones SAU 5.13%, 04/27/2020	75,000	82,787
Verizon Communications, Inc.
3.50%, 11/01/2024	665,000	707,249
4.60%, 04/01/2021	220,000	246,639
5.15%, 09/15/2023	260,000	302,803

		3,123,284

Electric Utilities - 0.3%
AEP Texas Central Co. 6.65%, 02/15/2033	85,000	109,536
Commonwealth Edison Co. 5.80%, 03/15/2018	50,000	53,846

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Duke Energy Carolinas LLC 4.25%, 12/15/2041	$ 145,000	$ 162,477
Entergy Texas, Inc. 7.13%, 02/01/2019	100,000	113,269
Florida Power & Light Co. 4.13%, 02/01/2042	115,000	129,642
Georgia Power Co. 5.40%, 06/01/2018	50,000	53,995
NiSource Finance Corp. 6.80%, 01/15/2019	170,000	191,166
Oncor Electric Delivery Co. LLC 6.80%, 09/01/2018	100,000	111,133
Progress Energy, Inc. 4.40%, 01/15/2021	165,000	180,508
TECO Finance, Inc. 5.15%, 03/15/2020	75,000	83,318
Wisconsin Electric Power Co. 2.95%, 09/15/2021	95,000	100,528

		1,289,418

Electronic Equipment, Instruments & Components - 0.0% (G)
Corning, Inc. 4.75%, 03/15/2042	155,000	161,706

Food & Staples Retailing - 0.2%
Ahold Finance USA LLC 6.88%, 05/01/2029	55,000	72,752
Costco Wholesale Corp. 1.70%, 12/15/2019	165,000	168,969
Wal-Mart Stores, Inc. 4.25%, 04/15/2021	538,000	609,759

		851,480

Food Products - 0.4%
ConAgra Foods, Inc. 1.90%, 01/25/2018	495,000	498,912
Kraft Heinz Foods Co.
3.50%, 06/06/2022	475,000	505,171
5.38%, 02/10/2020	78,000	87,876
Tyson Foods, Inc. 3.95%, 08/15/2024	470,000	507,339

		1,599,298

Health Care Equipment & Supplies - 0.2%
Medtronic, Inc. 4.50%, 03/15/2042	135,000	152,933
Zimmer Biomet Holdings, Inc. 3.55%, 04/01/2025	490,000	505,044

		657,977

Health Care Providers & Services - 0.1%
Anthem, Inc. 7.00%, 02/15/2019	80,000	90,546
Cigna Corp. 4.50%, 03/15/2021	75,000	82,334
Express Scripts Holding Co. 3.90%, 02/15/2022	175,000	187,543
UnitedHealth Group, Inc. 6.00%, 02/15/2018	30,000	32,350

		392,773

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.0% (G)
McDonald’s Corp. 5.00%, 02/01/2019, MTN	$ 85,000	$ 92,571

Household Products - 0.1%
Kimberly-Clark Corp. 3.88%, 03/01/2021 (A)	115,000	127,396
Procter & Gamble Co. 4.70%, 02/15/2019	85,000	93,168

		220,564

Independent Power & Renewable Electricity Producers - 0.1%
Constellation Energy Group, Inc. 5.15%, 12/01/2020	90,000	100,163
Exelon Generation Co. LLC 4.00%, 10/01/2020 (A)	145,000	154,670

		254,833

Industrial Conglomerates - 0.1%
General Electric Co.
5.25%, 12/06/2017	365,000	386,696
5.63%, 05/01/2018, MTN	140,000	151,774

		538,470

Insurance - 0.6%
American International Group, Inc. 6.40%, 12/15/2020	70,000	82,324
Aon Corp. 5.00%, 09/30/2020	75,000	83,767
Berkshire Hathaway Finance Corp. 5.40%, 05/15/2018 (A)	205,000	221,720
Guardian Life Insurance Co. of America 7.38%, 09/30/2039 (H)	365,000	501,679
Hartford Financial Services Group, Inc.
5.50%, 03/30/2020	430,000	485,553
6.30%, 03/15/2018	49,000	52,557
Lincoln National Corp. 8.75%, 07/01/2019	135,000	159,694
Marsh & McLennan Cos., Inc. 4.80%, 07/15/2021	55,000	60,990
MetLife, Inc. 7.72%, 02/15/2019	145,000	168,178
Prudential Financial, Inc.
5.38%, 06/21/2020, MTN	90,000	101,464
5.63% (J), 06/15/2043	475,000	495,339
XLIT, Ltd. 5.75%, 10/01/2021	80,000	91,496

		2,504,761

Internet & Catalog Retail - 0.2%
Amazon.com, Inc. 3.80%, 12/05/2024	558,000	625,424

IT Services - 0.3%
HP Enterprise Services LLC 7.45%, 10/15/2029	75,000	91,039
International Business Machines Corp.
3.63%, 02/12/2024	470,000	512,536
4.00%, 06/20/2042	92,000	97,434
5.60%, 11/30/2039 (A)	5,000	6,339
5.70%, 09/14/2017	100,000	105,638

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services (continued)
Xerox Corp.
2.80%, 05/15/2020	$ 359,000	$ 345,674
4.50%, 05/15/2021	80,000	80,891

		1,239,551

Machinery - 0.2%
Caterpillar, Inc.
3.90%, 05/27/2021	488,000	536,989
7.38%, 03/01/2097	55,000	73,374
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 08/15/2018	50,000	55,521

		665,884

Media - 1.1%
21st Century Fox America, Inc.
5.65%, 08/15/2020	85,000	97,375
6.15%, 02/15/2041	405,000	505,757
6.55%, 03/15/2033	75,000	95,841
8.00%, 10/17/2016	100,000	101,953
CBS Corp.
3.50%, 01/15/2025	1,005,000	1,033,328
5.75%, 04/15/2020	55,000	62,932
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	225,000	320,884
Comcast Corp. 6.50%, 01/15/2017	85,000	87,493
NBCUniversal Media LLC 5.15%, 04/30/2020	50,000	56,673
RELX Capital, Inc. 8.63%, 01/15/2019	39,000	44,981
Time Warner Cable, Inc.
4.13%, 02/15/2021	455,000	481,681
5.00%, 02/01/2020	145,000	157,607
5.85%, 05/01/2017	100,000	103,517
Time Warner, Inc.
3.55%, 06/01/2024	500,000	531,198
4.70%, 01/15/2021	115,000	128,272
Viacom, Inc.
3.50%, 04/01/2017	60,000	60,853
3.88%, 04/01/2024	505,000	512,928
Walt Disney Co. 5.50%, 03/15/2019, MTN	85,000	95,217
WPP Finance 4.75%, 11/21/2021	16,000	17,749

		4,496,239

Metals & Mining - 0.2%
Barrick Gold Corp. 4.10%, 05/01/2023	490,000	516,884
Barrick North America Finance LLC 5.70%, 05/30/2041	150,000	154,927
Newmont Mining Corp. 4.88%, 03/15/2042	150,000	148,320
Rio Tinto Finance USA PLC 4.13%, 08/21/2042 (A)	155,000	153,014

		973,145

Multi-Utilities - 0.1%
Ameren Illinois Co. 9.75%, 11/15/2018	103,000	122,249

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
Berkshire Hathaway Energy Co. 6.13%, 04/01/2036	$ 120,000	$ 159,124
Consolidated Edison Co. of New York, Inc. 5.30%, 03/01/2035	90,000	109,180
Dominion Resources, Inc. 3.46% (J), 06/30/2066	95,000	78,850

		469,403

Multiline Retail - 0.0% (G)
Nordstrom, Inc. 6.25%, 01/15/2018	30,000	32,125

Oil, Gas & Consumable Fuels - 1.1%
Anadarko Petroleum Corp. 6.38%, 09/15/2017	8,000	8,420
BP Capital Markets PLC 4.50%, 10/01/2020	195,000	216,061
Canadian Natural Resources, Ltd. 5.90%, 02/01/2018	120,000	126,776
ConocoPhillips Canada Funding Co. I 5.63%, 10/15/2016	58,000	58,709
ConocoPhillips Holding Co. 6.95%, 04/15/2029	75,000	93,605
Devon Energy Corp.
4.75%, 05/15/2042	140,000	125,473
5.00%, 06/15/2045	580,000	541,066
Energy Transfer Partners, LP
4.65%, 06/01/2021	500,000	516,241
6.13%, 02/15/2017	100,000	102,584
6.70%, 07/01/2018	90,000	95,763
Enterprise Products Operating LLC 5.20%, 09/01/2020	50,000	56,254
Hess Corp.
6.00%, 01/15/2040	50,000	51,706
8.13%, 02/15/2019	295,000	328,751
Husky Energy, Inc. 7.25%, 12/15/2019	50,000	56,251
Kinder Morgan Energy Partners, LP
2.65%, 02/01/2019	510,000	509,780
5.30%, 09/15/2020	125,000	133,749
5.95%, 02/15/2018	50,000	52,776
Marathon Petroleum Corp. 5.13%, 03/01/2021	33,000	36,492
Noble Energy, Inc. 8.25%, 03/01/2019	75,000	85,898
Occidental Petroleum Corp. 2.70%, 02/15/2023	150,000	152,508
Petro-Canada 6.05%, 05/15/2018	90,000	96,792
Plains All American Pipeline, LP / PAA Finance Corp. 8.75%, 05/01/2019	70,000	80,018
Shell International Finance BV 4.38%, 03/25/2020	55,000	60,449
Spectra Energy Partners, LP 4.60%, 06/15/2021	470,000	509,465
Total Capital International SA 2.70%, 01/25/2023	165,000	169,703

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
TransCanada PipeLines, Ltd.
3.80%, 10/01/2020	$ 130,000	$ 138,167
6.50%, 08/15/2018	50,000	54,819
Valero Energy Corp. 6.13%, 02/01/2020	90,000	101,575
Williams Partners, LP 5.25%, 03/15/2020	90,000	92,598

		4,652,449

Pharmaceuticals - 0.4%
Actavis Funding SCS 3.80%, 03/15/2025	575,000	599,051
AstraZeneca PLC 6.45%, 09/15/2037	100,000	136,492
GlaxoSmithKline Capital PLC 2.85%, 05/08/2022	220,000	231,497
GlaxoSmithKline Capital, Inc. 5.65%, 05/15/2018	50,000	54,259
Johnson & Johnson 3.55%, 05/15/2021	200,000	222,113
Merck & Co., Inc. 3.60%, 09/15/2042	80,000	82,286
Pfizer, Inc. 6.20%, 03/15/2019	100,000	112,941
Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/2036 (A)	6,000	7,187

		1,445,826

Real Estate Investment Trusts - 0.1%
American Tower Corp. 5.05%, 09/01/2020	90,000	100,074
HCP, Inc.
6.00%, 01/30/2017	90,000	92,356
6.70%, 01/30/2018, MTN	25,000	26,851
Welltower, Inc. 4.95%, 01/15/2021	175,000	193,844

		413,125

Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 4.40%, 03/15/2042	175,000	194,330
Union Pacific Corp. 4.75%, 09/15/2041 (A)	140,000	164,497

		358,827

Semiconductors & Semiconductor Equipment - 0.1%
Applied Materials, Inc. 5.85%, 06/15/2041	200,000	244,449

Software - 0.1%
Microsoft Corp. 4.00%, 02/08/2021	200,000	223,636
Oracle Corp. 2.38%, 01/15/2019	365,000	375,794

		599,430

Specialty Retail - 0.0% (G)
Lowe’s Cos., Inc. 3.80%, 11/15/2021	140,000	153,724

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals - 0.0% (G)
HP, Inc. 4.30%, 06/01/2021	$ 80,000	$ 84,959

Tobacco - 0.4%
Altria Group, Inc.
2.85%, 08/09/2022	505,000	528,951
9.25%, 08/06/2019	118,000	145,474
Philip Morris International, Inc.
5.65%, 05/16/2018	50,000	54,316
6.38%, 05/16/2038	105,000	145,227
Reynolds American, Inc. 5.85%, 08/15/2045	440,000	562,202

		1,436,170

Transportation Infrastructure - 0.0% (G)
Ryder System, Inc. 3.50%, 06/01/2017, MTN	60,000	61,112

Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 4.38%, 03/16/2021	230,000	252,077

Total Corporate Debt Securities (Cost $51,673,921)		54,108,370

FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
Israel - 0.1%
Israel Government International Bond 5.13%, 03/26/2019	310,000	341,124

Mexico - 0.2%
Mexico Government International Bond 4.00%, 10/02/2023	850,000	915,067

Supranational - 0.4%
European Investment Bank
2.88%, 09/15/2020	220,000	234,707
4.88%, 02/15/2036	285,000	383,688
5.13%, 05/30/2017	85,000	88,370
Inter-American Development Bank 3.88%, 02/14/2020, MTN	635,000	697,631
International Bank for Reconstruction & Development 4.75%, 02/15/2035, MTN (A)	245,000	329,472

		1,733,868

Total Foreign Government Obligations (Cost $2,777,354)		2,990,059

MORTGAGE-BACKED SECURITIES - 0.9%
Banc of America Commercial Mortgage Trust Series 2007-5, Class A4, 5.49%, 02/10/2051	269,241	277,116
COMM Mortgage Trust Series 2015-CR25, Class A4, 3.76%, 08/10/2048	550,000	603,207
Commercial Mortgage Trust Series 2007-GG9, Class A4, 5.44%, 03/10/2039	369,570	372,967
CSAIL Commercial Mortgage Trust Series 2015-C4, Class A4, 3.81%, 11/15/2048	600,000	660,510

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Great Wolf Trust Series 2015-WOLF, Class A, 1.89% (J), 05/15/2034 (H)	$ 860,000	$ 850,297
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB15, Class A4,
5.81% (J), 06/12/2043	9,730	9,717
Series 2006-CB17, Class A4,
5.43%, 12/12/2043	115,848	116,653
Series 2007-C1, Class A4,
5.72%, 02/15/2051	113,771	117,463
Series 2015-SGP, Class A,
2.14% (J), 07/15/2036 (H)	400,000	399,750
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class A4, 5.37%, 09/15/2039	106,630	106,711

Total Mortgage-Backed Securities (Cost $3,502,000)		3,514,391

MUNICIPAL GOVERNMENT OBLIGATION - 0.0% (G)
California - 0.0% (G)
State of California, General Obligation Unlimited 7.60%, 11/01/2040	115,000	186,024

Total Municipal Government Obligation (Cost $118,888)		186,024

U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.1%
Federal Home Loan Mortgage Corp.
2.38%, 01/13/2022	745,000	789,069
3.50%, TBA (L)	1,935,000	2,039,913
4.00%, 11/01/2025 - 11/01/2045	2,406,163	2,575,761
4.50%, 05/01/2023	33,958	36,170
5.00%, 12/01/2038 - 04/01/2040	916,608	1,011,909
5.50%, 04/01/2038 - 10/01/2038	377,864	424,834
6.00%, 11/01/2037	32,602	37,168
6.75%, 03/15/2031	245,000	380,020
Federal National Mortgage Association
1.25%, 01/30/2017	740,000	743,345
2.50%, TBA (L)	3,012,000	3,116,183
2.63%, 09/06/2024 (A)	1,070,000	1,151,209
3.00%, 05/01/2027 - 08/01/2045	7,693,573	8,014,498
3.50%, 11/01/2025 - 12/01/2045	9,773,101	10,323,247
3.50%, TBA (L)	870,000	917,986
4.00%, 03/01/2024 - 01/01/2046	4,658,957	5,076,732
4.50%, TBA (L)	2,230,000	2,434,173
5.00%, 03/01/2023 - 08/01/2040	738,551	821,372
5.38%, 06/12/2017	4,680,000	4,887,956
5.50%, 12/01/2023 - 12/01/2039	647,502	722,491
6.00%, 03/01/2038 - 02/01/2040	428,029	489,460
6.63%, 11/15/2030 (A)	414,000	634,305
7.25%, 05/15/2030	445,000	707,861
Government National Mortgage Association
3.00%, 11/20/2045 - 12/20/2045	2,948,779	3,087,136
3.50%, 02/15/2042	675,861	717,940
3.50%, TBA (L)	3,936,000	4,177,541
4.00%, 12/15/2040 - 11/20/2045	2,691,421	2,889,537
4.50%, 06/15/2039 - 07/20/2045	2,454,060	2,660,557
5.00%, 08/15/2039 - 09/20/2041	601,228	674,979

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
5.50%, 12/20/2038 - 04/15/2040	$ 286,140	$ 319,521
6.00%, 06/15/2037	64,807	74,163

Total U.S. Government Agency Obligations (Cost $60,698,871)		61,937,036

U.S. GOVERNMENT OBLIGATIONS - 19.3%
U.S. Treasury Bond
2.50%, 02/15/2046 (A)	670,000	697,664
2.88%, 08/15/2045	850,000	954,457
3.13%, 11/15/2041	680,000	803,011
3.63%, 08/15/2043	2,887,000	3,724,793
3.75%, 08/15/2041	945,000	1,232,671
4.38%, 05/15/2040	4,522,400	6,434,172
5.38%, 02/15/2031 (A)	1,949,500	2,891,428
U.S. Treasury Note
1.38%, 07/31/2018 - 08/31/2020	6,316,700	6,425,801
1.50%, 08/31/2018 - 05/31/2020	12,047,900	12,289,465
1.63%, 11/15/2022	1,580,000	1,617,279
1.75%, 03/31/2022	1,765,000	1,823,672
2.00%, 02/15/2025 - 08/15/2025	2,301,500	2,407,025
2.13%, 05/15/2025	408,900	431,917
2.25%, 11/15/2024 - 11/15/2025	1,990,000	2,122,879
2.38%, 08/15/2024	2,065,000	2,222,778
2.63%, 11/15/2020	2,864,000	3,068,507
2.75%, 02/15/2019 - 02/15/2024	21,363,000	22,783,636
3.50%, 05/15/2020	3,056,500	3,359,524
3.63%, 02/15/2021	3,530,000	3,950,430

Total U.S. Government Obligations (Cost $73,732,480)		79,241,109

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATION - 2.9%
Federal Home Loan Bank Discount Notes 0.35% (I), 07/20/2016	12,005,000	12,003,920

Total Short-Term U.S. Government Agency Obligation (Cost $12,002,846)		12,003,920

	Shares	Value
SECURITIES LENDING COLLATERAL - 5.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (I)	23,570,309	$ 23,570,309

Total Securities Lending Collateral (Cost $23,570,309)		23,570,309

	Principal	Value
REPURCHASE AGREEMENT - 13.8%
State Street Bank & Trust Co. 0.03% (I), dated 06/30/2016, to be repurchased at $56,520,732 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $57,653,663.	$ 56,520,685	56,520,685

Total Repurchase Agreement (Cost $56,520,685)		56,520,685

Total Investments (Cost $405,024,887) (M)		446,223,683
Net Other Assets (Liabilities) - (8.7)%		(35,651,710)

Net Assets - 100.0%		$ 410,571,973

OVER-THE-COUNTER OPTIONS WRITTEN:

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Premiums (Received)	Value
Put - S&P 500®	CITI	USD	1,825.00	07/15/2016	19,600	$(190,120)	$(9,251)

CENTRALLY CLEARED SWAP AGREEMENTS: (N)

Credit Default Swap Agreements on Credit Indices - Buy Protection (O)
Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (P)	Fair Value (Q)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America High Yield Index - Series 26	5.00%	06/20/2021	USD 137,000	$3,976	$(4,354)	$8,330

Credit Default Swap Agreements on Credit Indices - Sell Protection (R)
Reference Obligation	Fixed Deal Receive Rate	Expiration Date	Notional Amount (P)	Fair Value (Q)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America High Yield Index - Series 26	5.00%	06/20/2021	USD 1,997,000	$64,068	$59,921	$4,147
North America High Yield Index - Series 26	5.00	06/20/2021	USD 1,507,000	48,348	20,915	27,433
North America High Yield Index - Series 26	5.00	06/20/2021	USD 1,369,000	43,920	20,338	23,582
North America High Yield Index - Series 26	5.00	06/20/2021	USD 3,074,000	98,620	45,184	53,436

Total				$254,956	$146,358	$108,598

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FUTURES CONTRACTS: (S)
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Long	68	09/30/2016	$—	$(14,424)
10-Year U.S. Treasury Note	Long	133	09/21/2016	—	(41,778)
EURO STOXX 50® Index	Short	(80)	09/16/2016	—	(140,066)
FTSE 100 Index	Short	(48)	09/16/2016	—	(297,803)
MSCI EAFE Mini Index	Long	2	09/16/2016	2,963	—
S&P 500® E-Mini	Short	(39)	09/16/2016	—	(31,237)
S&P/ASX 200 Index	Short	(11)	09/15/2016	—	(36,344)
S&P/TSX 60 Index	Short	(9)	09/15/2016	—	(34,988)
TOPIX Index	Short	(14)	09/08/2016	—	(49,969)
U.S. Treasury Bond	Long	47	09/21/2016	252,185	—

Total				$255,148	$(646,609)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	09/20/2016	CHF	3,992,384	USD	4,121,413	$—	$(13,642)
BCLY	09/20/2016	GBP	1,522,000	USD	2,055,998	—	(28,223)
BCLY	09/20/2016	USD	1,197,073	JPY	122,236,701	10,010	—
BNP	09/20/2016	AUD	540,868	USD	401,427	759	—
BNP	09/20/2016	CAD	1,257,528	USD	968,432	5,080	—
BNP	09/20/2016	EUR	569,118	USD	644,583	—	(11,104)
BNP	09/20/2016	NZD	3,724,881	USD	2,642,470	6,118	—
BNP	09/20/2016	USD	1,922,318	AUD	2,672,717	—	(65,096)
BNP	09/20/2016	USD	2,261,251	GBP	1,552,628	192,670	—
CITI	09/20/2016	EUR	3,594,226	USD	4,110,602	—	(109,906)
CITI	09/20/2016	JPY	163,648,012	USD	1,530,229	58,987	—
CITI	09/20/2016	USD	2,394,023	EUR	2,110,559	44,783	—
CSI	09/20/2016	AUD	359,768	USD	266,941	579	—
CSI	09/20/2016	EUR	2,257,332	USD	2,554,164	—	(41,551)
CSI	09/20/2016	JPY	233,005,583	USD	2,204,000	58,760	—
CSI	09/20/2016	NZD	1,326,559	USD	920,345	22,909	—
CSI	09/20/2016	USD	2,113,337	CHF	2,029,507	25,173	—
CSI	09/20/2016	USD	10,397,277	EUR	9,319,623	23,703	—
DUB	09/20/2016	USD	1,195,982	JPY	122,236,701	8,919	—
GSB	09/20/2016	JPY	200,008,279	USD	1,880,534	61,783	—
GSB	09/20/2016	USD	4,855,890	JPY	515,348,040	—	(148,749)
HSBC	09/20/2016	AUD	540,868	USD	400,869	1,317	—
JPM	09/20/2016	EUR	541,034	USD	598,984	3,235	—
JPM	09/20/2016	USD	954,231	AUD	1,301,337	—	(13,434)
JPM	09/20/2016	USD	1,390,065	GBP	1,050,921	—	(10,087)
JPM	09/20/2016	USD	1,620,858	NZD	2,319,521	—	(28,445)
MSCS	09/20/2016	CAD	4,761,283	USD	3,720,174	—	(34,238)
RBS	09/20/2016	GBP	606,362	USD	851,872	—	(44,010)
RBS	09/20/2016	JPY	241,942,000	USD	2,263,150	86,394	—
RBS	09/20/2016	USD	2,622,172	GBP	1,809,561	211,276	—
RBS	09/20/2016	USD	2,378,565	JPY	259,239,840	—	(138,960)
SG	09/20/2016	USD	1,159,001	JPY	127,216,567	—	(76,423)
SSB	09/20/2016	AUD	1,231,213	USD	894,550	20,972	—
SSB	09/20/2016	CAD	230,794	USD	177,923	746	—
SSB	09/20/2016	CHF	970,470	USD	1,012,102	—	(13,583)
SSB	09/20/2016	EUR	405,627	USD	463,884	—	(12,385)
SSB	09/20/2016	USD	3,815,377	CAD	4,992,077	—	(49,228)
SSB	09/20/2016	USD	3,049,089	CHF	2,933,347	37,076	(6,113)
SSB	09/20/2016	USD	1,042,951	EUR	933,427	7,552	(3,589)

Total						$888,801	$(848,766)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

INVESTMENTS BY COUNTRY:

Country	Percentage of Total Investments		Value
United States	63.6%		$283,138,928
Japan	2.8		12,448,069
United Kingdom	2.6		11,736,734
Canada	1.4		6,313,457
Switzerland	1.3		5,685,368
France	1.2		5,261,643
Germany	1.1		4,983,770
Netherlands	0.9		4,018,929
Australia	0.9		3,942,336
Supranational	0.4		1,733,868
Hong Kong	0.4		1,701,470
Spain	0.4		1,644,019
Sweden	0.3		1,500,030
Ireland	0.3		1,343,365
Denmark	0.2		1,021,251
Mexico	0.2		1,005,377
Singapore	0.2		983,053
Italy	0.2		968,621
Belgium	0.2		797,505
Luxembourg	0.2		777,690
Israel	0.2		658,983
Finland	0.1		529,048
Guernsey, Channel Islands	0.1		508,952
Austria	0.1		398,421
Norway	0.1		342,625
South Africa	0.0	(G)	141,796
New Zealand	0.0	(G)	100,132
Cayman Islands	0.0	(G)	91,496
Bermuda	0.0	(G)	88,603
Portugal	0.0	(G)	78,799
Jersey, Channel Islands	0.0	(G)	78,552
Macau	0.0	(G)	60,128
Chile	0.0	(G)	36,361
China	0.0	(G)	9,390

Investments, at Value	79.4		354,128,769
Short-Term Investments	20.6		92,094,914

Total Investments	100.0%		$446,223,683

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (T)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (U)		Value
ASSETS
Investments
Common Stocks	$92,514,326	$53,127,816	$0	(F)	$145,642,142
Preferred Stocks	—	207,850	—		207,850
Exchange-Traded Fund	4,132,469	—	—		4,132,469
Master Limited Partnership	1,423	—	—		1,423
Rights	—	2,764	—		2,764
Asset-Backed Securities	—	2,165,132	—		2,165,132
Corporate Debt Securities	—	54,108,370	—		54,108,370
Foreign Government Obligations	—	2,990,059	—		2,990,059
Mortgage-Backed Securities	—	3,514,391	—		3,514,391
Municipal Government Obligation	—	186,024	—		186,024
U.S. Government Agency Obligations	—	61,937,036	—		61,937,036
U.S. Government Obligations	—	79,241,109	—		79,241,109
Short-Term U.S. Government Agency Obligation	—	12,003,920	—		12,003,920
Securities Lending Collateral	23,570,309	—	—		23,570,309
Repurchase Agreement	—	56,520,685	—		56,520,685

Total Investments	$120,218,527	$326,005,156	$0	(F)	$446,223,683

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$258,932	$—		$258,932
Futures Contracts (V)	255,148	—	—		255,148
Forward Foreign Currency Contracts (V)	—	888,801	—		888,801

Total Other Financial Instruments	$255,148	$1,147,733	$—		$1,402,881

LIABILITIES
Other Financial Instruments
Over-the-Counter Options Written	$(9,251)	$—	$—		$(9,251)
Futures Contracts (V)	(646,609)	—	—		(646,609)
Forward Foreign Currency Contracts (V)	—	(848,766)	—		(848,766)

Total Other Financial Instruments	$(655,860)	$(848,766)	$—		$(1,504,626)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $22,936,319. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2016, total value of securities is $25,880, representing less than 0.1% of the Portfolio’s net assets.
(D)	Security is Level 3 of the fair value hierarchy.
(E)	Illiquid security. At June 30, 2016, value of the illiquid security is $0, representing less than 0.1% of the Portfolio’s net assets.
(F)	Rounds to less than $1 or $(1).
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the total value of 144A securities is $2,580,909, representing 0.6% of the Portfolio’s net assets.
(I)	Rates disclosed reflect the yields at June 30, 2016.
(J)	Floating or variable rate securities. The rates disclosed are as of June 30, 2016.
(K)	Perpetual maturity. The date displayed is the next call date.
(L)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after June 30, 2016.
(M)	Aggregate cost for federal income tax purposes is $405,024,887. Aggregate gross unrealized appreciation and depreciation for all securities is $51,783,388 and $10,584,592, respectively. Net unrealized appreciation for tax purposes is $41,198,796.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(N)	Cash in the amount of $450,062 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(O)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(P)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(Q)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(R)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(S)	Cash in the amount of $1,372,354 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(T)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(U)	Level 3 securities were not considered significant to the Portfolio.
(V)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
CITI	Citibank N.A.
CSI	Credit Suisse International
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services Inc.
RBS	Royal Bank of Scotland PLC
SG	Societe Generale
SSB	State Street Bank & Trust Co.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
ASX	Australian Securities Exchange
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
MTN	Medium Term Note
SDR	Swedish Depositary Receipt
STOXX	Deutsche Börse Group & SIX Group Index
TBA	To Be Announced
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Investments, at value (cost $348,504,202) (including securities loaned of $22,936,319)	$389,702,998
Repurchase agreement, at value (cost $56,520,685)	56,520,685
Cash	14
Cash on deposit with broker	1,822,416
Foreign currency, at value (cost $416,739)	412,076
Receivables:
Shares sold	68,701
Investments sold	645
Interest	1,412,094
Dividends	244,009
Tax reclaims	107,504
Net income from securities lending	10,392
Prepaid expenses	1,786
Unrealized appreciation on forward foreign currency contracts	888,801

Total assets	451,192,121

Liabilities:
Payables and other liabilities:
Shares redeemed	6,632
Investments purchased	3,062,580
When-issued, delayed-delivery, and forward commitment securities purchased	12,617,926
Investment management fees	254,732
Distribution and service fees	77,107
Transfer agent fees	1,018
Trustees, CCO and deferred compensation fees	871
Audit and tax fees	8,176
Custody fees	49,604
Legal fees	9,660
Printing and shareholder reports fees	41,605
Other	4,329
Variation margin payable	57,582
Collateral for securities on loan	23,570,309
Written options and swaptions, at value (premium received $190,120)	9,251
Unrealized depreciation on forward foreign currency contracts	848,766

Total liabilities	40,620,148

Net assets	$410,571,973

Net assets consist of:
Capital stock ($0.01 par value)	$429,736
Additional paid-in capital	384,549,609
Undistributed (distributions in excess of) net investment income (loss)	7,352,178
Accumulated net realized gain (loss)	(22,889,741)
Net unrealized appreciation (depreciation) on:
Investments	41,198,796
Written options and swaptions	180,869
Swap agreements	116,928
Futures contracts	(391,461)
Translation of assets and liabilities denominated in foreign currencies	25,059

Net assets	$410,571,973

Net assets by class:
Initial Class	$31,919,739
Service Class	378,652,234

Shares outstanding:
Initial Class	3,316,582
Service Class	39,657,041

Net asset value and offering price per share:
Initial Class	$9.62
Service Class	9.55

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Dividend income	$2,436,702
Interest income	2,283,122
Net income (loss) from securities lending	64,396
Withholding taxes on foreign income	(131,767)

Total investment income	4,652,453

Expenses:
Investment advisory fees	473,483
Investment management fees	1,028,630
Distribution and service fees:
Service Class	459,300
Administration fees	19,414
Transfer agent fees	3,032
Trustees, CCO and deferred compensation fees	5,559
Audit and tax fees	10,982
Custody fees	117,265
Legal fees	10,780
Printing and shareholder reports fees	30,155
Other	5,481

Total expenses	2,164,081

Net investment income (loss)	2,488,372

Net realized gain (loss) on:
Investments	1,394,616
Swap agreements	(82,857)
Futures contracts	(1,775,905)
Foreign currency transactions	(1,145,614)

Net realized gain (loss)	(1,609,760)

Net change in unrealized appreciation (depreciation) on:
Investments	7,533,724
Written options and swaptions	180,869
Swap agreements	97,115
Futures contracts	346,882
Translation of assets and liabilities denominated in foreign currencies	(283,253)

Net change in unrealized appreciation (depreciation)	7,875,337

Net realized and change in unrealized gain (loss)	6,265,577

Net increase (decrease) in net assets resulting from operations	$8,753,949

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$2,488,372	$3,473,088
Net realized gain (loss)	(1,609,760)	3,860,256
Net change in unrealized appreciation (depreciation)	7,875,337	(9,132,303)

Net increase (decrease) in net assets resulting from operations	8,753,949	(1,798,959)

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(458,693)
Service Class	—	(3,951,255)

Total dividends and/or distributions from net investment income	—	(4,409,948)

Capital share transactions:
Proceeds from shares sold:
Initial Class	1,153,609	5,862,015
Service Class	10,389,490	29,962,124

	11,543,099	35,824,139

Dividends and/or distributions reinvested:
Initial Class	—	458,693
Service Class	—	3,951,255

	—	4,409,948

Cost of shares redeemed:
Initial Class	(3,037,494)	(11,989,847)
Service Class	(10,173,562)	(20,539,298)

	(13,211,056)	(32,529,145)

Net increase (decrease) in net assets resulting from capital share transactions	(1,667,957)	7,704,942

Net increase (decrease) in net assets	7,085,992	1,496,035

Net assets:
Beginning of period/year	403,485,981	401,989,946

End of period/year	$410,571,973	$403,485,981

Undistributed (distributions in excess of) net investment income (loss)	$7,352,178	$4,863,806

Capital share transactions - shares:
Shares issued:
Initial Class	123,283	602,414
Service Class	1,106,654	3,118,914

	1,229,937	3,721,328

Shares reinvested:
Initial Class	—	48,694
Service Class	—	421,692

	—	470,386

Shares redeemed:
Initial Class	(322,124)	(1,244,589)
Service Class	(1,093,223)	(2,151,688)

	(1,415,347)	(3,396,277)

Net increase (decrease) in shares outstanding:
Initial Class	(198,841)	(593,481)
Service Class	13,431	1,388,918

	(185,410)	795,437

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$9.41		$9.54	$9.13	$8.62	$8.19	$8.11

Investment operations:
Net investment income (loss) (A) (B)	0.07		0.10	0.11	0.08	0.08	0.11
Net realized and unrealized gain (loss)	0.14		(0.11)	0.40	0.53	0.42	0.04

Total investment operations	0.21		(0.01)	0.51	0.61	0.50	0.15

Dividends and/or distributions to shareholders:
Net investment income	—		(0.12)	(0.10)	(0.10)	(0.07)	(0.07)

Net asset value, end of period/year	$9.62		$9.41	$9.54	$9.13	$8.62	$8.19

Total return (C)	2.23	%(D)	(0.08)%	5.56%	7.18%	6.14%	1.81%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$31,920		$33,068	$39,218	$36,414	$37,259	$43,427
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.85	%(F)	0.85%	0.86%	0.86%	0.89%	0.99%
Including waiver and/or reimbursement and recapture	0.85	%(F)	0.85%	0.86%	0.86%	0.89%	1.00%
Net investment income (loss) to average net assets (B)	1.47	%(F)	1.08%	1.21%	0.91%	0.97%	1.27%
Portfolio turnover rate (G)	18	%(D)	40%	28%	31%	26%	24%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$9.34		$9.48	$9.07	$8.57	$8.16	$8.09

Investment operations:
Net investment income (loss) (A) (B)	0.06		0.08	0.09	0.06	0.06	0.08
Net realized and unrealized gain (loss)	0.15		(0.12)	0.40	0.53	0.41	0.05

Total investment operations	0.21		(0.04)	0.49	0.59	0.47	0.13

Dividends and/or distributions to shareholders:
Net investment income	—		(0.10)	(0.08)	(0.09)	(0.06)	(0.06)

Net asset value, end of period/year	$9.55		$9.34	$9.48	$9.07	$8.57	$8.16

Total return (C)	2.25	%(D)	(0.42)%	5.36%	6.89%	5.80%	1.66%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$378,652		$370,418	$362,772	$341,350	$305,065	$221,193
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.10	%(F)	1.10%	1.11%	1.11%	1.14%	1.24%
Including waiver and/or reimbursement and recapture	1.10	%(F)	1.10%	1.11%	1.11%	1.14%	1.25%
Net investment income (loss) to average net assets (B)	1.22	%(F)	0.83%	0.96%	0.66%	0.73%	0.98%
Portfolio turnover rate (G)	18	%(D)	40%	28%	31%	26%	24%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica AB Dynamic Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2016.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the Underlying Portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal bonds & notes and variable rate notes: The fair value of municipal bonds & notes and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Rights and warrants: Rights and warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights or warrants are priced at zero. Rights or warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2016, if any, are identified in the Schedule of Investments.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2016, if any, are identified in the Schedule of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

TBA commitments held at June 30, 2016, if any, are identified in the Schedule of Investments. Open balances at June 30, 2016, if any, are included in When-issued, delayed-delivery, and forward commitment securities purchased or sold in the Statement of Assets and Liabilities.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2016, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income in the Statement of Operations with a corresponding adjustment to cost.

When-issued, delayed-delivery, and forward commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, and forward commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

When-issued, delayed-delivery, and forward commitment transactions held at June 30, 2016, if any, are identified in the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, and forward commitment securities purchased or sold in the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Net income from securities lending in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The value of loaned securities and related collateral outstanding at June 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$17,420,143	$—	$—	$—	$17,420,143
Master Limited Partnership	1,406	—	—	—	1,406
Corporate Debt Securities	1,511,859	—	—	—	1,511,859
Foreign Government Obligations	335,002	—	—	—	335,002
U.S. Government Agency Obligations	644,568	—	—	—	644,568
U.S. Government Obligations	3,657,331	—	—	—	3,657,331
Total Securities Lending Transactions	$23,570,309	$—	$—	$—	$23,570,309
Total Borrowings	$23,570,309	$—	$—	$—	$23,570,309
Gross amount of recognized liabilities for securities lending transactions					$23,570,309

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability in the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

As of June 30, 2016, transactions in written options are as follows:

Put Options
	Amount of Premiums	Number of Contracts
Balance at December 31, 2015	$—	—
Options written	190,120	19,600
Options closed	—	—
Options expired	—	—
Options exercised	—	—
Balance at June 30, 2016	$190,120	19,600

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Open option contracts at June 30, 2016, if any, are included within the Schedule of Investments.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as Net realized gain (loss) in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as Net realized gain (loss) in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of Net realized gain (loss) in the Statement of Operations.

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swap agreements to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swap agreements, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swap agreements is disclosed in the Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swap agreements is included in the footnotes to the Schedule of Investments. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Open centrally cleared swap agreements at June 30, 2016, if any, are listed in the Schedule of Investments. Centrally cleared swap agreements are marked-to-market daily and an appropriate payable or receivable for the variation margin is recorded, if applicable, and is shown in Variation margin receivable or payable within the Statement of Assets and Liabilities.

Open OTC swap agreements at June 30, 2016, if any, are listed in the Schedule of Investments. The value, as applicable, is shown in OTC Swap agreements, at value within the Statement of Assets and Liabilities.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2016, if any, are listed in the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable within the Statement of Assets and Liabilities.

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2016, if any, are listed in the Schedule of Investments.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2016.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Centrally cleared swap agreements, at value (A) (B)	$—	$—	$—	$258,932	$—	$258,932
Net unrealized appreciation on futures contracts (A) (C)	252,185	—	2,963	—	—	255,148
Unrealized appreciation on forward foreign currency contracts	—	888,801	—	—	—	888,801
Total	$252,185	$888,801	$2,963	$258,932	$—	$1,402,881

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Written options and swaptions, at value	$—	$—	$(9,251)	$—	$—	$(9,251)
Net unrealized depreciation on futures contracts (A) (C)	(56,202)	—	(590,407)	—	—	(646,609)
Unrealized depreciation on forward foreign currency contracts	—	(848,766)	—	—	—	(848,766)
Total	$(56,202)	$(848,766)	$(599,658)	$—	$—	$(1,504,626)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within fair value of centrally cleared swap agreements as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(C)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary market risk exposure as of June 30, 2016.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$(313,992)	$—	$—	$(313,992)
Swap agreements	(491)	—	—	(82,366)	—	(82,857)
Futures contracts	1,434,931	—	(3,210,836)	—	—	(1,775,905)
Forward foreign currency contracts (B)	—	(1,172,844)	—	—	—	(1,172,844)
Total	$1,434,440	$(1,172,844)	$(3,524,828)	$(82,366)	$—	$(3,345,598)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Written options and swaptions	$—	$—	$180,869	$—	$—	$180,869
Swap agreements	—	—	—	97,115	—	97,115
Futures contracts	390,597	—	(43,715)	—	—	346,882
Forward foreign currency contracts (C)	—	(279,779)	—	—	—	(279,779)
Total	$390,597	$(279,779)	$137,154	$97,115	$—	$345,087

(A)	Included within Net realized gain (loss) on transactions from Investments on the Statement of Operations.
(B)	Included within Net realized gain (loss) on transactions from Foreign currency transactions on the Statement of Operations.
(C)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies on Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2016.

Purchased Options and Swaptions at value		Written Options and Swaptions at value		Swap Agreements at Notional Amount	Futures Contracts at Notional Amount		Forward Foreign Currency Contracts at Contract Amount
Calls	Puts	Calls	Puts		Long	Short	Purchased	Sold
$ 29,662	$ 249,037	$ —	$ (62,775)	$ 4,570,714	27,208,586	(117,521)	$ 32,693,712	$ 46,010,170

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (futures contracts, exchange traded options, and exchange traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

The following is a summary of the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2016. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

	Gross Amounts of Assets Presented in Statement of Assets and Liabilities (A)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities (A)	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Amount		Financial Instruments	Collateral Pledged (B)	Net Amount
	Assets				Liabilities
Barclays Bank PLC	$10,010	$(10,010)	$—	$—	$41,865	$(10,010)	$—	$31,855
BNP Paribas SA	204,627	(76,200)	—	128,427	76,200	(76,200)	—	—
Citibank N.A.	103,770	(103,770)	—	—	119,157	(103,770)	—	15,387
Credit Suisse International	131,124	(41,551)	—	89,573	41,551	(41,551)	—	—
Deutsche Bank AG	8,919	—	—	8,919	—	—	—	—
Goldman Sachs Bank	61,783	(61,783)	—	—	148,749	(61,783)	—	86,966
HSBC Bank USA	1,317	—	—	1,317	—	—	—	—
JPMorgan Chase Bank, N.A.	3,235	(3,235)	—	—	51,966	(3,235)	—	48,731
Morgan Stanley Capital Services, Inc.	—	—	—	—	34,238	—	—	34,238
Royal Bank of Scotland PLC	297,670	(182,970)	—	114,700	182,970	(182,970)	—	—
Societe Generale	—	—	—	—	76,423	—	—	76,423
State Street Bank & Trust Co.	66,346	(66,346)	—	—	84,898	(66,346)	—	18,552
Other Derivatives (C)	514,080	—	—	514,080	646,609	—	—	646,609
Total	$1,402,881	$(545,865)	$—	$857,016	$1,504,626	$(545,865)	$—	$958,761

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

7. RISK FACTORS

Investing in the Portfolio may involve certain risks, as discussed in the Portfolio’s prospectus, including but not limited to the following:

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because these market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of investments may decline because of factors affecting a particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

8. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $250 million	0.78%	0.75%
Over $250 million	0.73%	0.70%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
1.00%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

8. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 40,794,504	$ 19,940,571	$ 22,688,549	$ 38,331,768

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica AB Dynamic Allocation VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and AllianceBernstein L.P. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for the various trailing periods ended December 31, 2015.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1- and 3-year periods and below the median for the past 5- and 10-year periods. The Board also noted that the performance of Initial

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on August 16, 2010 pursuant to its current investment objective and investment strategies.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica AB Dynamic Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon Government Money Market VP

(formerly, Transamerica Aegon Money Market VP)

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio
Initial Class	$1,000.00	$1,000.00	$2.34	$1,022.50	$2.36	0.47%
Service Class	1,000.00	1,000.00	2.34	1,022.50	2.36	0.47

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
Short-Term U.S. Government Agency Obligations	51.1%
Repurchase Agreements	39.6
U.S. Government Agency Obligations	9.5
Net Other Assets (Liabilities)	(0.2)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon Government Money Market VP

(formerly, Transamerica Aegon Money Market VP)

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.5%
Federal Farm Credit Banks
0.48% (A), 03/29/2017 - 04/20/2017	$ 8,475,000	$ 8,472,020
0.49% (A), 02/13/2017	1,950,000	1,949,645
0.50% (A), 04/17/2017 - 06/22/2017	14,510,000	14,508,311
0.57% (A), 11/13/2017	9,700,000	9,700,689
0.58% (A), 08/01/2017	2,240,000	2,240,251
Federal Home Loan Banks
0.61% (A), 10/04/2017	19,500,000	19,503,952
0.64% (A), 08/25/2017	7,800,000	7,803,935

Total U.S. Government Agency Obligations (Cost $64,178,803)		64,178,803

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 51.1%
Federal Agricultural Mortgage Corp. 0.49% (A), 05/09/2017	9,400,000	9,399,186
Federal Agricultural Mortgage Corp. Discount Notes
0.40% (B), 10/11/2016	18,500,000	18,479,558
0.43% (B), 09/08/2016	2,325,000	2,323,128
Federal Farm Credit Banks 0.47% (A), 02/15/2017	19,500,000	19,498,760
Federal Farm Credit Discount Notes
0.49% (B), 11/01/2016	19,250,000	19,218,430
0.50% (B), 11/14/2016	9,700,000	9,682,044
Federal Home Loan Bank Discount Notes
0.30% (B), 07/29/2016	8,792,000	8,790,017
0.31% (B), 07/29/2016	12,202,000	12,199,153
0.33% (B), 08/10/2016 - 08/19/2016	54,250,000	54,227,753
0.35% (B), 07/06/2016 - 07/11/2016	54,325,000	54,321,505
0.40% (B), 09/09/2016	18,000,000	17,986,210
0.46% (B), 09/02/2016	17,300,000	17,286,225
0.55% (B), 11/10/2016	19,500,000	19,461,390
Federal Home Loan Banks
0.39% (A), 07/22/2016	15,600,000	15,600,109
0.41% (A), 09/02/2016	22,700,000	22,700,000
0.47% (A), 01/06/2017 - 06/01/2017	20,500,000	20,498,692
0.51% (A), 04/19/2017	15,600,000	15,600,000
0.55% (A), 10/12/2016	7,800,000	7,801,856

Total Short-Term U.S. Government Agency Obligations (Cost $345,074,016)		345,074,016

REPURCHASE AGREEMENTS - 39.6%
Barclays Capital, Inc. 0.38% (B), dated 06/10/2016, to be repurchased at $26,822,445 on 08/09/2016. Collateralized by U.S. Government Agency Obligations, 0.00% - 6.60%, due 03/18/2027 - 05/15/2040, and with a total value of $27,336,021 (C).	26,800,000	26,800,000

	Principal	Value
REPURCHASE AGREEMENTS (continued)

Barclays Capital, Inc. 0.40% (B), dated 06/30/2016, to be repurchased at $53,000,589 on 07/01/2016. Collateralized by U.S. Government Agency Obligations, 0.00% - 6.60%, due 06/13/2019 - 04/20/2046, and with a total value of $54,060,169.

	$ 53,000,000	$ 53,000,000
Goldman Sachs & Co. 0.42% (B), dated 06/30/2016, to be repurchased at $26,400,308 on 07/01/2016. Collateralized by U.S. Government Agency Obligations, 2.39% - 7.00%, due 11/01/2025 - 05/01/2045, and with a total value of $26,928,000.	26,400,000	26,400,000
ING Financial Markets LLC 0.29% (B), dated 06/30/2016, to be repurchased at $44,200,356 on 07/01/2016. Collateralized by U.S. Government Agency Obligations, 2.00% - 4.00%, due 11/01/2031 - 05/20/2045, and with a total value of $45,084,698.	44,200,000	44,200,000
Jefferies LLC 0.65% (B), dated 06/30/2016, to be repurchased at $35,200,636 on 07/01/2016. Collateralized by U.S. Government Agency Obligations, 2.00% - 4.00%, due 07/01/2023 - 06/20/2046, and with a total value of $35,904,000.	35,200,000	35,200,000
Nomura Securities International, Inc. 0.42% (B), dated 06/30/2016, to be repurchased at $81,500,951 on 07/01/2016. Collateralized by U.S. Government Agency Obligations, 2.08% - 7.00%, due 04/01/2020 - 04/20/2066, and with a total value of $83,130,001.	81,500,000	81,500,000

Total Repurchase Agreements (Cost $267,100,000)		267,100,000

Total Investments (Cost $676,352,819) (D)		676,352,819
Net Other Assets (Liabilities) - (0.2)%		(1,081,409)

Net Assets - 100.0%		$ 675,271,410

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon Government Money Market VP

(formerly, Transamerica Aegon Money Market VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS Investments
U.S. Government Agency Obligations	$—	$64,178,803	$—	$64,178,803
Short-Term U.S. Government Agency Obligations	—	345,074,016	—	345,074,016
Repurchase Agreements	—	267,100,000	—	267,100,000

Total Investments	$—	$676,352,819	$—	$676,352,819

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2016.
(B)	Rates disclosed reflect the yields at June 30, 2016.
(C)	Illiquid security. At June 30, 2016, value of the illiquid security is $26,800,000, representing 4.0% of the Portfolio’s net assets.
(D)	Aggregate cost for federal income tax purposes is $676,352,819.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon Government Money Market VP

(formerly, Transamerica Aegon Money Market VP)

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Investments, at value (cost $409,252,819)	$409,252,819
Repurchase agreement, at value (cost $267,100,000)	267,100,000
Cash	36,905
Receivables:
Shares sold	46,440
Interest	86,828
Due from distributor	57,409
Prepaid expenses	3,593

Total assets	676,583,994

Liabilities:
Payables and other liabilities:
Shares redeemed	989,229
Investment management fees	162,430
Distribution and service fees	92,857
Transfer agent fees	1,466
Trustees, CCO and deferred compensation fees	2,134
Audit and tax fees	10,413
Custody fees	5,157
Legal fees	13,822
Printing and shareholder reports fees	28,308
Other	6,768

Total liabilities	1,312,584

Net assets	$675,271,410

Net assets consist of:
Capital stock ($0.01 par value)	$6,752,714
Additional paid-in capital	668,517,590
Undistributed (distributions in excess of) net investment income (loss)	1,106

Net assets	$675,271,410

Net assets by class:
Initial Class	$226,464,701
Service Class	448,806,709

Shares outstanding:
Initial Class	226,465,103
Service Class	448,806,282

Net asset value and offering price per share:
Initial Class	$1.00
Service Class	1.00

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Interest income	$1,633,577

Total investment income	1,633,577

Expenses:
Investment advisory fees	412,585
Investment management fees	754,106
Distribution and service fees:
Service Class	573,128
Administration fees	35,364
Transfer agent fees	5,167
Trustees, CCO and deferred compensation fees	9,370
Audit and tax fees	10,901
Custody fees	73,148
Legal fees	17,261
Printing and shareholder reports fees	14,944
Other	8,619

Total expenses before waiver and/or reimbursement and recapture	1,914,593

Expenses waived and/or reimbursed:
Portfolio Level	(19,026)
Service Class	(391,955)
Recapture of previously waived and/or reimbursed fees:
Portfolio Level	101,961
Service Class	10,312

Net expenses	1,615,885

Net investment income (loss)	17,692

Net increase (decrease) in net assets resulting from operations	$17,692

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon Government Money Market VP

(formerly, Transamerica Aegon Money Market VP)

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$17,692	$34,411

Net increase (decrease) in net assets resulting from operations	17,692	34,411

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	(5,979)	(11,710)
Service Class	(11,713)	(21,595)

Total dividends and/or distributions from net investment income	(17,692)	(33,305)

Capital share transactions:
Proceeds from shares sold:
Initial Class	46,215,608	122,551,241
Service Class	124,160,657	299,324,991

	170,376,265	421,876,232

Dividends and/or distributions reinvested:
Initial Class	5,989	11,731
Service Class	11,734	21,632

	17,723	33,363

Cost of shares redeemed:
Initial Class	(51,893,547)	(129,719,949)
Service Class	(126,396,573)	(275,521,624)

	(178,290,120)	(405,241,573)

Net increase (decrease) in net assets resulting from capital share transactions	(7,896,132)	16,668,022

Net increase (decrease) in net assets	(7,896,132)	16,669,128

Net assets:
Beginning of period/year	683,167,542	666,498,414

End of period/year	$675,271,410	$683,167,542

Undistributed (distributions in excess of) net investment income (loss)	$1,106	$1,106

Capital share transactions - shares:
Shares issued:
Initial Class	46,215,608	122,551,241
Service Class	124,160,657	299,324,991

	170,376,265	421,876,232

Shares reinvested:
Initial Class	5,989	11,731
Service Class	11,734	21,632

	17,723	33,363

Shares redeemed:
Initial Class	(51,893,547)	(129,719,949)
Service Class	(126,396,573)	(275,521,624)

	(178,290,120)	(405,241,573)

Net increase (decrease) in shares outstanding:
Initial Class	(5,671,950)	(7,156,977)
Service Class	(2,224,182)	23,824,999

	(7,896,132)	16,668,022

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon Government Money Market VP

(formerly, Transamerica Aegon Money Market VP)

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015		December 31, 2014		December 31, 2013		December 31, 2012		December 31, 2011
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Investment operations:
Net investment income (loss) (A)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)

Total investment operations	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)

Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)

Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return (C)	0.00	%(D)(E)	0.01%		0.01%		0.00	%(E)	0.00	%(E)	0.00	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$226,464		$232,137		$239,293		$256,856		$281,912		$356,818
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.39	%(F)	0.42%		0.42%		0.42%		0.42%		0.43%
Including waiver and/or reimbursement and recapture (G)	0.47	%(F)	0.29%		0.23%		0.26%		0.30%		0.21%
Net investment income (loss) to average net assets	0.01	%(F)	0.01%		0.00	%(E)	0.01%		0.01%		0.00	%(E)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Rounds to less than 0.01% or (0.01)%.
(F)	Annualized.
(G)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. Refer to the Notes to Financial Statements for details.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015		December 31, 2014		December 31, 2013		December 31, 2012		December 31, 2011
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Investment operations:
Net investment income (loss) (A)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)

Total investment operations	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)

Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)

Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return (C)	0.00	%(D)(E)	0.01%		0.01%		0.00	%(E)	0.00	%(E)	0.00	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$448,807		$451,031		$427,205		$376,622		$325,394		$339,865
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.64	%(F)	0.67%		0.67%		0.67%		0.67%		0.68%
Including waiver and/or reimbursement and recapture (G)	0.47	%(F)	0.29%		0.23%		0.25%		0.30%		0.21%
Net investment income (loss) to average net assets	0.01	%(F)	0.01%		0.00	%(E)	0.01%		0.01%		0.00	%(E)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Rounds to less than 0.01% or (0.01)%.
(F)	Annualized.
(G)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. Refer to the Notes to Financial Statements for details.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon Government Money Market VP

(formerly, Transamerica Aegon Money Market VP)

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Effective May 1, 2016, Transamerica Aegon Money Market VP changed its name to Transamerica Aegon Government Money Market VP (the “Portfolio”). The Portfolio is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon Government Money Market VP

(formerly, Transamerica Aegon Money Market VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2016.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon Government Money Market VP

(formerly, Transamerica Aegon Money Market VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable. Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

4. SECURITIES AND OTHER INVESTMENTS

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2016, if any, are identified in the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon Government Money Market VP

(formerly, Transamerica Aegon Money Market VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

6. RISK FACTOR

Investing in the Portfolio may involve certain risks, as discussed in the Portfolio’s prospectus, including but not limited to the following:

Money market risk: There is no assurance a money market fund will avoid principal losses if its holdings default or are downgraded or if interest rates rise sharply in an unusually short period. In addition, a money market fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of an investment, it is possible to lose money by investing in it.

7. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon Government Money Market VP

(formerly, Transamerica Aegon Money Market VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual rates:

Breakpoints	Effective May 2, 2016 Rate	Effective March 1, 2016 Through May 1, 2016 Rate	Prior to March 1, 2016 Rate
First $1 billion	0.28%	0.38%	0.35%
Over $1 billion up to $3 billion	0.27%	0.38%	0.35%
Over $3 billion	0.26%	0.38%	0.35%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit (A)	Operating Expense Limit Effective Through
0.48%	May 1, 2017

(A)	Prior to May 1, 2016, the expense limit was 0.57%.

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit.

TAM, on a voluntary basis and in addition to the contractual waivers in effect from time to time, has agreed to waive fees and/or reimburse expenses of one of more classes of the Portfolio to such level(s) as the Trust’s officers have determined, or may reasonably determine from time to time, in order to prevent a negative yield. Any such waiver or expense reimbursement may be discontinued by TAM at any time. TAM is entitled to recapture any amounts so waived or reimbursed upon the Portfolio, or any classes thereof, attaining such yield as the Trust’s officers reasonably determine.

Once the Portfolio, or any classes thereof, has maintained a daily positive yield for a reasonable amount of time, as determined by TAM, TAM is entitled to reimbursement by the Portfolio, or any classes thereof, of the fees waived and/or expenses reimbursed by TAM or any of its affiliates to the Portfolio, or any classes thereof, during any of the previous thirty-six (36) months. Waived and/or reimbursed expenses related to the maintenance of yield are included in Expenses waived and/or reimbursed within the Statement of Operations.

For the period ended June 30, 2016 and years ended December 31, 2015, December 31, 2014 and December 31, 2013, the amounts waived by TAM due to the maintenance of the yield are as follows:

	Amounts Waived from Fiscal Years
Portfolio	2016	2015	2014	2013	Total
Portfolio Level	$19,026	$844,798	$1,225,004	$1,039,793	$3,128,621
Service Class	391,955	1,054,861	982,809	931,058	3,360,683

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon Government Money Market VP

(formerly, Transamerica Aegon Money Market VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

As of June 30, 2016, the balances available for recapture by TAM due to the maintenance of the yield are as follows:

	Amounts Available from Fiscal Years
Portfolio	2016	2015	2014	2013	Total
Portfolio Level	$19,026	$844,798	$1,225,004	$669,870	$2,758,698
Service Class	391,955	1,054,861	982,809	516,836	2,946,461

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon Government Money Market VP

(formerly, Transamerica Aegon Money Market VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon Government Money Market VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Aegon Government Money Market VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds, as prepared by Lipper, for various trailing periods ended December 31, 2015.

The Board noted that the performance of Initial Share Class of the Portfolio was above the median for its peer universe for the past 1-, 3- and 5-year periods and in line with the median for the past 10-year period. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on March 22, 2011. The Trustees noted that the Portfolio transitioned from a “prime” money market portfolio to a “government” money market portfolio on May 1, 2016.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon Government Money Market VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Share Class of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon Government Money Market VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon High Yield Bond VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio
Initial Class	$1,000.00	$1,070.60	$3.40	$1,021.60	$3.32	0.66%
Service Class	1,000.00	1,068.30	4.68	1,020.30	4.57	0.91

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Portfolio Characteristics	Years
Average Maturity §	6.95
Duration †	4.07

Credit Quality ‡	Percentage of Net Assets
AAA	0.2%
BBB	9.2
BB	35.2
B	41.0
CCC and Below	10.4
NR (Not Rated)	17.4
Net Other Assets (Liabilities)	(13.4)
Total	100.0%

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 94.9%
Aerospace & Defense - 1.2%
Bombardier, Inc.
6.00%, 10/15/2022 (A) (B)	$ 1,167,000	$ 997,785
6.13%, 01/15/2023 (A)	470,000	400,675
7.50%, 03/15/2018 - 03/15/2025 (A)	741,000	663,715
7.75%, 03/15/2020 (A)	386,000	379,245
Triumph Group, Inc.
5.25%, 06/01/2022	820,000	754,400

		3,195,820

Airlines - 2.8%
American Airlines Group, Inc.
4.63%, 03/01/2020 (A)	360,000	343,800
5.50%, 10/01/2019 (A) (B)	1,339,000	1,325,610
American Airlines Pass-Through Trust
5.60%, 01/15/2022 (A)	705,548	726,715
5.63%, 01/15/2021 (A)	428,043	440,884
6.00%, 01/15/2017 (A)	197,381	199,848
6.13%, 07/15/2018 (A)	676,000	699,660
Continental Airlines Pass-Through Certificates
6.13%, 04/29/2018	221,000	232,602
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	323,671	333,381
6.90%, 10/19/2023	1,399,296	1,460,585
United Airlines Pass-Through Trust
4.63%, 03/03/2024	282,431	283,137
US Airways Pass-Through Trust
5.38%, 05/15/2023	195,838	200,979
5.45%, 06/03/2018	320,000	326,400
6.75%, 12/03/2022	873,063	934,177

		7,507,778

Auto Components - 0.2%
Goodyear Tire & Rubber Co.
5.00%, 05/31/2026	525,000	534,844

Automobiles - 0.2%
Fiat Chrysler Automobiles NV
4.50%, 04/15/2020 (B)	325,000	328,656
5.25%, 04/15/2023 (B)	360,000	357,750

		686,406

Banks - 2.6%
Bank of America Corp.
8.00% (C), 01/30/2018 (D)	1,140,000	1,132,875
Barclays PLC
6.63% (C), 09/15/2019 (B) (D)	1,075,000	959,437
8.25% (C), 12/15/2018 (B) (D)	448,000	437,902
BNP Paribas SA
7.63% (C), 03/30/2021 (A) (D)	275,000	275,000
CIT Group, Inc.
4.25%, 08/15/2017	571,000	581,564
5.00%, 05/15/2017	165,000	167,681
5.25%, 03/15/2018	185,000	190,602
5.50%, 02/15/2019 (A)	177,000	185,186
Citigroup, Inc.
6.30% (C), 05/15/2024 (D)	1,225,000	1,218,752
JPMorgan Chase & Co.
7.90% (C), 04/30/2018 (D)	1,026,000	1,046,520

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Lloyds Banking Group PLC
7.50% (C), 06/27/2024 (B) (D)	$ 875,000	$ 855,313

		7,050,832

Beverages - 0.8%
Cott Beverages, Inc.
5.38%, 07/01/2022	1,432,000	1,432,000
6.75%, 01/01/2020	825,000	860,063

		2,292,063

Biotechnology - 0.2%
Concordia International Corp.
7.00%, 04/15/2023 (A)	569,000	485,073

Building Products - 2.7%
Associated Materials LLC / AMH New Finance, Inc.
9.13%, 11/01/2017	2,428,000	2,160,920
Builders FirstSource, Inc.
10.75%, 08/15/2023 (A)	1,452,000	1,579,050
Griffon Corp.
5.25%, 03/01/2022	1,255,000	1,239,312
5.25%, 03/01/2022 (A)	605,000	597,438
Norbord, Inc.
6.25%, 04/15/2023 (A)	818,000	838,450
Ply Gem Industries, Inc.
6.50%, 02/01/2022	1,080,000	1,056,975

		7,472,145

Capital Markets - 1.8%
Credit Suisse Group AG
6.25% (C), 12/18/2024 (A) (D)	166,000	156,219
7.50% (C), 12/11/2023 (A) (D)	1,380,000	1,386,900
Deutsche Bank AG
7.50% (C), 04/30/2025 (B) (D)	800,000	669,000
Goldman Sachs Capital II
4.00% (C), 08/01/2016 (D)	2,002,000	1,499,338
Morgan Stanley
5.45% (C), 07/15/2019 (D)	794,000	762,240
5.55% (C), 07/15/2020 (B) (D)	390,000	386,334

		4,860,031

Chemicals - 1.0%
Hexion, Inc.
6.63%, 04/15/2020	2,068,000	1,729,468
10.00%, 04/15/2020	458,000	428,230
Tronox Finance LLC
7.50%, 03/15/2022 (A)	812,000	584,640

		2,742,338

Commercial Services & Supplies - 0.4%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.25%, 03/15/2025 (A) (B)	267,000	241,635
5.50%, 04/01/2023 (B)	805,000	792,925

		1,034,560

Construction & Engineering - 1.9%
Abengoa Finance SAU
7.75%, 02/01/2020 (A) (E)	350,000	14,875
Abengoa Greenfield SA
6.50%, 10/01/2019 (A) (E)	558,000	22,320

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering (continued)
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.88%, 02/15/2021 (A)	$ 1,682,000	$ 1,509,595
Brookfield Residential Properties, Inc.
6.38%, 05/15/2025 (A) (B)	781,000	712,663
K Hovnanian Enterprises, Inc.
7.00%, 01/15/2019 (A)	567,000	385,560
7.25%, 10/15/2020 (A)	775,000	670,375
8.00%, 11/01/2019 (A)	565,000	387,025
9.13%, 11/15/2020 (A)	2,212,000	1,504,160

		5,206,573

Consumer Finance - 4.2%
Ally Financial, Inc.
3.25%, 02/13/2018	310,000	310,000
4.13%, 03/30/2020	559,000	560,397
5.75%, 11/20/2025 (B)	481,000	482,203
7.50%, 09/15/2020	894,000	996,810
8.00%, 03/15/2020 - 11/01/2031	660,000	754,395
Altice Financing SA
6.63%, 02/15/2023 (A)	730,000	716,765
7.50%, 05/15/2026 (A)	557,000	545,860
Altice US Finance I Corp.
5.38%, 07/15/2023 (A)	340,000	337,450
Navient Corp.
4.88%, 06/17/2019, MTN (B)	413,000	398,545
5.00%, 06/15/2018, MTN	440,000	437,800
5.00%, 10/26/2020 (B)	209,000	195,938
5.88%, 10/25/2024	743,000	635,265
OneMain Financial Holdings LLC
6.75%, 12/15/2019 (A)	601,000	585,975
7.25%, 12/15/2021 (A)	1,138,000	1,089,635
Springleaf Finance Corp.
5.25%, 12/15/2019	645,000	600,656
6.00%, 06/01/2020	1,079,000	1,010,214
7.75%, 10/01/2021 (B)	1,424,000	1,370,600
8.25%, 12/15/2020	538,000	539,345

		11,567,853

Containers & Packaging - 1.8%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
3.65% (C), 12/15/2019 (A)	1,260,000	1,264,725
4.63%, 05/15/2023 (A)	200,000	197,000
7.25%, 05/15/2024 (A)	200,000	204,125
Ball Corp.
4.38%, 12/15/2020	348,000	366,052
5.25%, 07/01/2025	678,000	706,815
Coveris Holdings SA
7.88%, 11/01/2019 (A)	1,030,000	1,000,387
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (A) (B)	513,000	538,865
6.38%, 08/15/2025 (A)	178,000	186,010
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (A) (B)	341,000	345,263
7.00%, 07/15/2024 (A)	177,000	182,222

		4,991,464

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 2.7%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
3.95%, 02/01/2022 (B)	$ 423,000	$ 423,000
4.25%, 07/01/2020	300,000	305,250
4.63%, 10/30/2020	150,000	155,512
Denali International LLC / Denali Finance Corp.
5.63%, 10/15/2020 (A)	3,037,000	3,185,813
Glen Meadow Pass-Through Trust
6.51% (C), 02/12/2067 (A)	1,547,000	1,113,840
ILFC E-Capital Trust I
3.98% (C), 12/21/2065 (A)	1,777,000	1,394,945
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.50%, 04/15/2021 (A)	848,000	761,377

		7,339,737

Diversified Telecommunication Services - 7.4%
CenturyLink, Inc.
6.45%, 06/15/2021	205,000	208,331
7.50%, 04/01/2024 (B)	755,000	761,606
7.60%, 09/15/2039	1,445,000	1,217,412
7.65%, 03/15/2042	2,350,000	1,985,750
Frontier Communications Corp.
6.88%, 01/15/2025	110,000	92,331
7.63%, 04/15/2024	1,414,000	1,251,390
9.00%, 08/15/2031	1,243,000	1,093,063
10.50%, 09/15/2022	405,000	428,541
11.00%, 09/15/2025	250,000	258,750
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	1,140,000	1,231,200
Intelsat Jackson Holdings SA
7.25%, 04/01/2019	730,000	532,900
7.25%, 10/15/2020 (B)	400,000	285,000
7.50%, 04/01/2021 (B)	287,000	198,030
8.00%, 02/15/2024 (A) (B)	185,000	182,225
Neptune Finco Corp.
6.63%, 10/15/2025 (A)	249,000	261,450
10.13%, 01/15/2023 (A)	249,000	278,880
10.88%, 10/15/2025 (A)	575,000	657,294
Numericable-SFR SA
7.38%, 05/01/2026 (A)	929,000	918,549
Sprint Capital Corp.
6.90%, 05/01/2019	590,000	563,450
8.75%, 03/15/2032	446,000	381,330
UPCB Finance IV, Ltd.
5.38%, 01/15/2025 (A)	925,000	915,750
Virgin Media Finance PLC
5.75%, 01/15/2025 (A)	800,000	766,000
6.38%, 04/15/2023 (A)	1,622,000	1,622,000
Virgin Media Secured Finance PLC
5.50%, 08/15/2026 (A)	245,000	238,263
Wind Acquisition Finance SA
4.75%, 07/15/2020 (A)	1,040,000	1,019,200
7.38%, 04/23/2021 (A)	1,416,000	1,348,740
Windstream Services LLC
7.75%, 10/15/2020 (B)	594,000	582,120
7.75%, 10/01/2021	964,000	908,570

		20,188,125

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 2.1%
Elwood Energy LLC
8.16%, 07/05/2026	$ 1,156,495	$ 1,272,145
Homer City Generation, LP
8.14%, 10/01/2019	245,642	142,472
8.73%, 10/01/2026	1,987,865	1,152,962
Red Oak Power LLC
9.20%, 11/30/2029	1,980,000	2,049,300
Terraform Global Operating LLC
9.75%, 08/15/2022 (A) (B)	1,186,000	1,073,330

		5,690,209

Electronic Equipment, Instruments & Components - 0.6%
Belden, Inc.
5.50%, 09/01/2022 (A)	1,023,000	1,030,672
Sanmina Corp.
4.38%, 06/01/2019 (A)	699,000	714,728

		1,745,400

Energy Equipment & Services - 4.0%
CSI Compressco, LP / Compressco Finance, Inc.
7.25%, 08/15/2022	872,000	715,040
Genesis Energy, LP / Genesis Energy Finance Corp.
6.75%, 08/01/2022	1,117,000	1,083,490
Noble Holding International, Ltd.
6.05%, 03/01/2041 (B)	527,000	316,200
7.95%, 04/01/2045	449,000	315,422
NuStar Logistics, LP
4.80%, 09/01/2020	828,000	803,160
6.75%, 02/01/2021	461,000	465,610
8.15%, 04/15/2018	647,000	685,820
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.75%, 09/01/2020	684,000	718,007
5.88%, 03/01/2022	861,000	920,963
Rowan Cos., Inc.
4.88%, 06/01/2022	810,000	708,750
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021 - 03/01/2025	1,248,000	1,251,267
5.88%, 06/30/2026 (A)	705,000	707,644
Transocean, Inc.
8.13%, 12/15/2021 (B)	1,314,000	1,110,330
Weatherford International LLC
6.80%, 06/15/2037 (B)	680,000	501,711
Weatherford International, Ltd.
6.75%, 09/15/2040	765,000	566,100

		10,869,514

Food & Staples Retailing - 0.8%
Albertsons Cos. LLC / Safeway, Inc.
6.63%, 06/15/2024 (A)	251,000	259,158
Rite Aid Corp.
6.13%, 04/01/2023 (A)	435,000	464,362
6.75%, 06/15/2021	1,348,000	1,418,770

		2,142,290

Food Products - 1.3%
Aramark Services, Inc.
5.75%, 03/15/2020	54,000	55,620

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
JBS USA LLC / JBS USA Finance, Inc.
5.75%, 06/15/2025 (A) (B)	$ 200,000	$ 188,000
7.25%, 06/01/2021 (A)	909,000	940,815
Pilgrim’s Pride Corp.
5.75%, 03/15/2025 (A)	363,000	362,093
Post Holdings, Inc.
7.38%, 02/15/2022	1,818,000	1,911,172
8.00%, 07/15/2025 (A)	151,000	167,421

		3,625,121

Gas Utilities - 0.3%
Ferrellgas, LP / Ferrellgas Finance Corp.
6.75%, 06/15/2023 (A)	898,000	787,995

Health Care Equipment & Supplies - 1.7%
Crimson Merger Sub, Inc.
6.63%, 05/15/2022 (A)	1,174,000	968,550
DJO Finco, Inc. / DJO Finance LLC
8.13%, 06/15/2021 (A)	818,000	707,570
Hologic, Inc.
5.25%, 07/15/2022 (A)	735,000	768,075
Mallinckrodt International Finance SA
4.75%, 04/15/2023	1,077,000	872,370
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.50%, 04/15/2025 (A)	552,000	492,450
5.75%, 08/01/2022 (A) (B)	986,000	936,700

		4,745,715

Health Care Providers & Services - 6.2%
CHS / Community Health Systems, Inc.
6.88%, 02/01/2022 (B)	1,994,000	1,744,750
7.13%, 07/15/2020 (B)	2,061,000	1,910,732
8.00%, 11/15/2019 (B)	730,000	714,487
DaVita HealthCare Partners, Inc.
5.75%, 08/15/2022	1,227,000	1,283,749
HCA Holdings, Inc.
6.25%, 02/15/2021	831,000	887,092
HCA, Inc.
5.25%, 04/15/2025 - 06/15/2026	1,736,000	1,809,686
5.88%, 02/15/2026	415,000	430,563
7.50%, 02/15/2022	1,617,000	1,838,529
HealthSouth Corp.
5.75%, 11/01/2024 - 09/15/2025	1,378,000	1,377,674
LifePoint Health, Inc.
5.38%, 05/01/2024 (A)	900,000	902,250
5.88%, 12/01/2023	453,000	471,120
Tenet Healthcare Corp.
4.38%, 10/01/2021	515,000	511,137
5.00%, 03/01/2019	580,000	561,150
5.50%, 03/01/2019	357,000	351,645
6.00%, 10/01/2020	341,000	359,755
6.75%, 06/15/2023 (B)	369,000	353,318
8.13%, 04/01/2022	1,301,000	1,333,265

		16,840,902

Hotels, Restaurants & Leisure - 5.5%
Boyd Gaming Corp.
6.38%, 04/01/2026 (A)	165,000	172,425
6.88%, 05/15/2023	1,093,000	1,164,045

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
FelCor Lodging, LP
5.63%, 03/01/2023	$ 950,000	$ 950,000
International Game Technology PLC
6.50%, 02/15/2025 (A)	3,178,000	3,201,835
MGM Growth Properties Operating Partnership, LP / MGP Escrow Co-Issuer, Inc.
5.63%, 05/01/2024 (A)	95,000	100,463
MGM Resorts International
6.00%, 03/15/2023 (B)	1,987,000	2,096,285
6.63%, 12/15/2021	509,000	553,538
6.75%, 10/01/2020 (B)	285,000	311,363
11.38%, 03/01/2018	336,000	382,200
NCL Corp., Ltd.
4.63%, 11/15/2020 (A)	967,000	965,182
Scientific Games International, Inc.
7.00%, 01/01/2022 (A)	260,000	261,300
10.00%, 12/01/2022	2,623,000	2,131,187
Studio City Finance, Ltd.
8.50%, 12/01/2020 (A) (B)	862,000	870,620
Viking Cruises, Ltd.
6.25%, 05/15/2025 (A)	648,000	489,240
8.50%, 10/15/2022 (A)	1,581,000	1,347,802

		14,997,485

Household Durables - 3.0%
Beazer Homes USA, Inc.
6.63%, 04/15/2018	826,000	840,455
7.25%, 02/01/2023	245,000	200,288
7.50%, 09/15/2021	1,691,000	1,462,715
KB Home
7.00%, 12/15/2021	1,515,000	1,522,575
7.25%, 06/15/2018	178,000	190,460
7.63%, 05/15/2023	812,000	824,180
Meritage Homes Corp.
4.50%, 03/01/2018	1,000	1,015
7.00%, 04/01/2022	450,000	486,000
7.15%, 04/15/2020	1,327,000	1,423,207
Tempur Sealy International, Inc.
5.50%, 06/15/2026 (A)	485,000	476,513
5.63%, 10/15/2023	779,000	802,370

		8,229,778

Household Products - 1.8%
Kronos Acquisition Holdings, Inc.
9.00%, 08/15/2023 (A)	612,000	599,760
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	689,000	711,392
6.88%, 02/15/2021	785,000	808,550
7.13%, 04/15/2019	2,238,000	2,271,570
9.88%, 08/15/2019	395,000	407,838

		4,799,110

Independent Power & Renewable Electricity Producers - 2.4%
Calpine Corp.
5.25%, 06/01/2026 (A)	609,000	607,478
5.75%, 01/15/2025 (B)	705,000	685,612
6.00%, 01/15/2022 (A)	950,000	995,125

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Independent Power & Renewable Electricity Producers (continued)
NRG Energy, Inc.
7.25%, 05/15/2026 (A) (B)	$ 1,150,000	$ 1,144,250
7.63%, 01/15/2018 (B)	240,000	258,000
7.88%, 05/15/2021 (B)	2,296,000	2,376,360
8.25%, 09/01/2020	445,000	460,161

		6,526,986

Insurance - 1.4%
Genworth Holdings, Inc.
4.90%, 08/15/2023	128,000	96,320
7.20%, 02/15/2021	419,000	353,008
7.63%, 09/24/2021	1,606,000	1,367,107
Lincoln National Corp.
2.99% (C), 05/17/2066	2,884,000	1,989,960

		3,806,395

IT Services - 1.2%
First Data Corp.
5.00%, 01/15/2024 (A)	394,000	394,985
5.75%, 01/15/2024 (A)	803,000	796,977
6.75%, 11/01/2020 (A)	1,710,000	1,786,078
7.00%, 12/01/2023 (A)	355,000	359,438

		3,337,478

Machinery - 0.7%
CNH Industrial Capital LLC
3.88%, 07/16/2018	600,000	603,000
Meritor, Inc.
6.25%, 02/15/2024 (B)	657,000	561,735
6.75%, 06/15/2021	245,000	229,075
Wise Metals Group LLC / Wise Alloys Finance Corp.
8.75%, 12/15/2018 (A)	585,000	538,200

		1,932,010

Media - 6.8%
Cablevision Systems Corp.
5.88%, 09/15/2022	558,000	499,968
7.75%, 04/15/2018	998,000	1,068,479
8.00%, 04/15/2020	1,133,000	1,161,903
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 02/15/2023	780,000	792,098
5.50%, 05/01/2026 (A)	273,000	277,095
5.75%, 02/15/2026 (A)	110,000	113,300
Cequel Communications Holdings I LLC / Cequel Capital Corp.
7.75%, 07/15/2025 (A)	400,000	417,000
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	1,619,000	1,576,925
7.63%, 03/15/2020	3,138,000	2,979,957
DISH DBS Corp.
5.00%, 03/15/2023	284,000	258,440
5.88%, 07/15/2022 - 11/15/2024	2,283,000	2,167,560
7.75%, 07/01/2026 (A)	735,000	757,050
7.88%, 09/01/2019	1,039,000	1,145,497
iHeartCommunications, Inc.
9.00%, 03/01/2021	100,000	70,500
10.63%, 03/15/2023 (B)	587,000	406,497

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Regal Entertainment Group
5.75%, 06/15/2023 - 02/01/2025	$ 812,000	$ 802,295
Unitymedia GmbH
6.13%, 01/15/2025 (A)	725,000	743,052
Univision Communications, Inc.
5.13%, 02/15/2025 (A)	330,000	326,288
6.75%, 09/15/2022 (A)	2,814,000	2,968,770

		18,532,674

Metals & Mining - 2.1%
ArcelorMittal
8.00%, 10/15/2039	1,385,000	1,343,450
Constellium NV
5.75%, 05/15/2024 (A)	1,424,000	1,121,400
7.88%, 04/01/2021 (A) (B)	250,000	257,813
FMG Resources Pty, Ltd.
9.75%, 03/01/2022 (A) (B)	282,000	311,257
Freeport-McMoRan, Inc.
5.45%, 03/15/2043 (B)	910,000	730,275
Novelis, Inc.
8.38%, 12/15/2017	660,000	674,850
Teck Resources, Ltd.
3.75%, 02/01/2023 (B)	230,000	174,800
6.00%, 08/15/2040	200,000	140,000
6.25%, 07/15/2041	767,000	544,570
8.00%, 06/01/2021 (A) (B)	146,000	150,380
8.50%, 06/01/2024 (A) (B)	146,000	151,475

		5,600,270

Multiline Retail - 0.2%
Dollar Tree, Inc.
5.25%, 03/01/2020 (A)	72,000	74,160
5.75%, 03/01/2023 (A)	394,000	418,625

		492,785

Oil, Gas & Consumable Fuels - 6.5%
Antero Resources Corp.
5.38%, 11/01/2021	297,000	290,318
BreitBurn Energy Partners, LP / BreitBurn Finance Corp.
7.88%, 04/15/2022 (E)	1,233,000	246,600
Carrizo Oil & Gas, Inc.
7.50%, 09/15/2020 (B)	624,000	631,800
Chesapeake Energy Corp.
8.00%, 12/15/2022 (A) (B)	1,119,000	948,352
CITGO Holding, Inc.
10.75%, 02/15/2020 (A)	1,427,000	1,434,135
CITGO Petroleum Corp.
6.25%, 08/15/2022 (A)	769,000	736,317
Concho Resources, Inc.
5.50%, 04/01/2023	705,000	706,762
Continental Resources, Inc.
4.50%, 04/15/2023	436,000	406,570
5.00%, 09/15/2022 (B)	597,000	583,568
Denbury Resources, Inc.
5.50%, 05/01/2022	389,000	262,575
EnLink Midstream Partners, LP
4.15%, 06/01/2025	324,000	298,602
5.05%, 04/01/2045	847,000	692,092

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
EP Energy LLC / Everest Acquisition Finance, Inc.
9.38%, 05/01/2020	$ 306,000	$ 216,495
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.50%, 11/15/2020	252,000	252,534
6.75%, 02/01/2022	495,000	485,255
6.88%, 02/15/2023	494,000	476,710
Kinder Morgan, Inc.
7.75%, 01/15/2032, MTN	480,000	540,364
8.05%, 10/15/2030, MTN	134,000	147,227
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019 (E)	963,000	161,303
6.50%, 05/15/2019 (E)	300,000	52,875
7.75%, 02/01/2021 (E)	1,388,000	235,960
8.63%, 04/15/2020 (E)	601,000	102,921
Oasis Petroleum, Inc.
6.50%, 11/01/2021 (B)	120,000	109,500
7.25%, 02/01/2019 (B)	366,000	350,445
ONEOK, Inc.
7.50%, 09/01/2023	768,000	817,920
Peabody Energy Corp.
6.25%, 11/15/2021 (E)	258,000	34,185
6.50%, 09/15/2020 (E)	265,000	35,113
10.00%, 03/15/2022 (A) (E)	520,000	68,900
Rose Rock Midstream, LP / Rose Rock Finance Corp.
5.63%, 11/15/2023	527,000	458,490
SM Energy Co.
6.13%, 11/15/2022 (B)	619,000	568,706
6.50%, 11/15/2021 - 01/01/2023 (B)	608,000	568,635
Sunoco, LP / Sunoco Finance Corp.
5.50%, 08/01/2020 (A)	943,000	931,212
6.25%, 04/15/2021 (A)	177,000	176,558
6.38%, 04/01/2023 (A)	1,025,000	1,017,312
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/2018	509,000	517,908
6.75%, 03/15/2024 (A)	550,000	563,750
Tesoro Logistics, LP / Tesoro Logistics Finance Corp.
6.38%, 05/01/2024 (B)	400,000	419,000
Whiting Petroleum Corp.
5.75%, 03/15/2021 (B)	483,000	435,908
WPX Energy, Inc.
8.25%, 08/01/2023 (B)	726,000	727,815

		17,710,692

Paper & Forest Products - 0.3%
Boise Cascade Co.
6.38%, 11/01/2020	897,000	914,940

Personal Products - 0.5%
Revlon Consumer Products Corp.
5.75%, 02/15/2021	1,395,000	1,346,175

Pharmaceuticals - 1.6%
Endo, Ltd. / Endo Finance LLC
6.00%, 07/15/2023 (A) (B)	1,448,000	1,267,000

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc.
5.63%, 12/01/2021 (A)	$ 405,000	$ 334,125
5.88%, 05/15/2023 (A) (B)	1,405,000	1,134,538
6.38%, 10/15/2020 (A)	1,386,000	1,191,960
7.50%, 07/15/2021 (A)	390,000	343,931

		4,271,554

Professional Services - 0.5%
Ceridian HCM Holding, Inc.
11.00%, 03/15/2021 (A)	1,296,000	1,289,520

Real Estate Investment Trusts - 1.2%
CBL & Associates, LP
5.25%, 12/01/2023 (B)	1,089,000	1,033,179
Communications Sales & Leasing, Inc. / CSL Capital LLC
8.25%, 10/15/2023	390,000	395,608
Equinix, Inc.
5.88%, 01/15/2026	779,000	811,621
Iron Mountain US Holdings, Inc.
5.38%, 06/01/2026 (A)	507,000	491,790
Iron Mountain, Inc.
4.38%, 06/01/2021 (A)	309,000	311,317
VEREIT Operating Partnership, LP
4.13%, 06/01/2021	330,000	344,230

		3,387,745

Road & Rail - 1.1%
Aviation Capital Group Corp.
6.75%, 04/06/2021 (A) (B)	984,000	1,111,920
Hertz Corp.
6.75%, 04/15/2019	1,745,000	1,781,479

		2,893,399

Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc.
7.50%, 09/15/2023 (A)	166,000	176,375

Software - 0.6%
Ensemble S Merger Sub, Inc.
9.00%, 09/30/2023 (A)	310,000	306,125
Infor US, Inc.
5.75%, 08/15/2020 (A)	227,000	237,782
6.50%, 05/15/2022	1,068,000	1,008,598

		1,552,505

Specialty Retail - 1.2%
Claire’s Stores, Inc.
6.13%, 03/15/2020 (A)	490,000	249,900
9.00%, 03/15/2019 (A)	1,577,000	938,315
L Brands, Inc.
6.75%, 07/01/2036	860,000	859,458
6.88%, 11/01/2035	773,000	782,663
Men’s Wearhouse, Inc.
7.00%, 07/01/2022 (B)	629,000	528,360

		3,358,696

Technology Hardware, Storage & Peripherals - 2.4%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
5.45%, 06/15/2023 (A)	566,000	587,266
5.88%, 06/15/2021 (A)	268,000	273,299
7.13%, 06/15/2024 (A)	268,000	279,905
8.35%, 07/15/2046 (A)	408,000	438,644

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Diebold, Inc.
8.50%, 04/15/2024 (A)	$ 973,000	$ 965,703
Riverbed Technology, Inc.
8.88%, 03/01/2023 (A)	866,000	896,310
Seagate HDD Cayman
4.75%, 06/01/2023 (B)	882,000	745,502
4.75%, 01/01/2025	385,000	304,631
5.75%, 12/01/2034	700,000	491,750
Western Digital Corp.
7.38%, 04/01/2023 (A)	630,000	670,950
10.50%, 04/01/2024 (A)	831,000	889,170

		6,543,130

Textiles, Apparel & Luxury Goods - 0.8%
Levi Strauss & Co.
6.88%, 05/01/2022	1,941,000	2,059,886

Trading Companies & Distributors - 1.4%
United Rentals North America, Inc.
5.50%, 07/15/2025 (B)	1,572,000	1,548,420
7.63%, 04/15/2022	2,033,000	2,170,228

		3,718,648

Wireless Telecommunication Services - 2.7%
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	1,325,000	1,411,125
11.50%, 11/15/2021	955,000	943,540
Sprint Corp.
7.63%, 02/15/2025 (B)	732,000	579,195
7.88%, 09/15/2023	3,042,000	2,486,835
T-Mobile USA, Inc.
6.13%, 01/15/2022	65,000	68,169
6.63%, 04/01/2023	299,000	316,754
6.73%, 04/28/2022	1,603,000	1,685,635

		7,491,253

Total Corporate Debt Securities (Cost $273,419,311)		258,572,277

LOAN ASSIGNMENTS - 1.2%
Containers & Packaging - 0.1%
Anchor Glass Container Corp. 1st Lien Term Loan,
4.75% (C), 07/01/2022	249,375	248,627

IT Services - 0.4%
First Data Corp. Term Loan,
4.45% (C), 03/24/2021	1,000,000	995,750

Marine - 0.3%
Commercial Barge Line Co. 1st Lien Term Loan,
9.75% (C), 11/12/2020	735,688	676,833

Metals & Mining - 0.1%
Atkore International, Inc. 1st Lien Term Loan,
4.50% (C), 04/09/2021	323,400	320,435

Software - 0.3%
BMC Software Finance, Inc. Term Loan,
5.00% (C), 09/10/2020	1,036,898	921,219

Total Loan Assignments (Cost $3,308,495)		3,162,864

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCK - 0.0% (F)
Commercial Services & Supplies - 0.0% (F)
Quad/Graphics, Inc.	20	$ 466

Total Common Stock (Cost $0)		466

PREFERRED STOCK - 1.2%
Banks - 1.2%
GMAC Capital Trust I Series 2, 6.41% (C)	134,975	3,350,080

Total Preferred Stock (Cost $3,231,812)		3,350,080

SECURITIES LENDING COLLATERAL - 15.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (G)	43,352,047	43,352,047

Total Securities Lending Collateral (Cost $43,352,047)		43,352,047

	Principal	Value
REPURCHASE AGREEMENT - 0.2%

State Street Bank & Trust Co. 0.03% (G), dated 06/30/2016, to be repurchased at $512,148 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $526,588.

	$ 512,148	$ 512,148

Total Repurchase Agreement (Cost $512,148)		512,148

Total Investments (Cost $323,823,813) (H)		308,949,882
Net Other Assets (Liabilities) - (13.4)%		(36,400,653)

Net Assets - 100.0%		$ 272,549,229

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$258,572,277	$—	$258,572,277
Loan Assignments	—	3,162,864	—	3,162,864
Common Stock	466	—	—	466
Preferred Stock	3,350,080	—	—	3,350,080
Securities Lending Collateral	43,352,047	—	—	43,352,047
Repurchase Agreement	—	512,148	—	512,148

Total Investments	$46,702,593	$262,247,289	$—	$308,949,882

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the total value of 144A securities is $95,913,364, representing 35.2% of the Portfolio’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $42,463,069. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Floating or variable rate securities. The rates disclosed are as of June 30, 2016.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Securities in default.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Rates disclosed reflect the yields at June 30, 2016.
(H)	Aggregate cost for federal income tax purposes is $323,823,813. Aggregate gross unrealized appreciation and depreciation for all securities is $4,551,492 and $19,425,423, respectively. Net unrealized depreciation for tax purposes is $14,873,931.
(I)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon High Yield Bond VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Investments, at value (cost $323,311,665) (including securities loaned of $42,463,069)	$308,437,734
Repurchase agreement, at value (cost $512,148)	512,148
Cash	44,653
Receivables:
Shares sold	53,657
Investments sold	2,799,207
Interest	4,547,491
Net income from securities lending	17,783
Prepaid expenses	949

Total assets	316,413,622

Liabilities:
Payables and other liabilities:
Shares redeemed	31,173
Investments purchased	247,771
Investment management fees	133,981
Distribution and service fees	34,213
Transfer agent fees	773
Trustees, CCO and deferred compensation fees	564
Audit and tax fees	4,425
Custody fees	25,295
Printing and shareholder reports fees	31,099
Other	3,052
Collateral for securities on loan	43,352,047

Total liabilities	43,864,393

Net assets	$272,549,229

Net assets consist of:
Capital stock ($0.01 par value)	$350,025
Additional paid-in capital	287,194,187
Undistributed (distributions in excess of) net investment income (loss)	24,499,188
Accumulated net realized gain (loss)	(24,620,240)
Net unrealized appreciation (depreciation) on:
Investments	(14,873,931)

Net assets	$272,549,229

Net assets by class:
Initial Class	$114,433,304
Service Class	158,115,925

Shares outstanding:
Initial Class	14,795,245
Service Class	20,207,217

Net asset value and offering price per share:
Initial Class	$7.73
Service Class	7.82

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Dividend income	$92,388
Interest income	8,906,714
Net income (loss) from securities lending	73,282

Total investment income	9,072,384

Expenses:
Investment advisory fees	214,817
Investment management fees	529,154
Distribution and service fees:
Service Class	189,001
Administration fees	11,717
Transfer agent fees	2,040
Trustees, CCO and deferred compensation fees	3,689
Audit and tax fees	10,224
Custody fees	32,222
Legal fees	31,294
Printing and shareholder reports fees	15,125
Other	3,704

Total expenses	1,042,987

Net investment income (loss)	8,029,397

Net realized gain (loss) on:
Investments	(3,200,972)

Net realized gain (loss)	(3,200,972)

Net change in unrealized appreciation (depreciation) on:
Investments	12,891,923

Net change in unrealized appreciation (depreciation)	12,891,923

Net realized and change in unrealized gain (loss)	9,690,951

Net increase (decrease) in net assets resulting from operations	$17,720,348

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon High Yield Bond VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$8,029,397	$16,639,519
Net realized gain (loss)	(3,200,972)	(4,805,141)
Net change in unrealized appreciation (depreciation)	12,891,923	(23,718,453)

Net increase (decrease) in net assets resulting from operations	17,720,348	(11,884,075)

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(7,671,730)
Service Class	—	(9,662,175)

Total dividends and/or distributions from net investment income	—	(17,333,905)

Capital share transactions:
Proceeds from shares sold:
Initial Class	10,041,073	28,207,376
Service Class	34,004,617	62,419,984

	44,045,690	90,627,360

Dividends and/or distributions reinvested:
Initial Class	—	7,671,730
Service Class	—	9,662,175

	—	17,333,905

Cost of shares redeemed:
Initial Class	(12,492,705)	(51,286,462)
Service Class	(33,388,381)	(51,699,962)

	(45,881,086)	(102,986,424)

Net increase (decrease) in net assets resulting from capital share transactions	(1,835,396)	4,974,841

Net increase (decrease) in net assets	15,884,952	(24,243,139)

Net assets:
Beginning of period/year	256,664,277	280,907,416

End of period/year	$272,549,229	$256,664,277

Undistributed (distributions in excess of) net investment income (loss)	$24,499,188	$16,469,791

Capital share transactions - shares:
Shares issued:
Initial Class	1,368,469	3,560,437
Service Class	4,616,754	7,732,016

	5,985,223	11,292,453

Shares reinvested:
Initial Class	—	1,014,779
Service Class	—	1,259,736

	—	2,274,515

Shares redeemed:
Initial Class	(1,714,105)	(6,457,512)
Service Class	(4,540,741)	(6,525,860)

	(6,254,846)	(12,983,372)

Net increase (decrease) in shares outstanding:
Initial Class	(345,636)	(1,882,296)
Service Class	76,013	2,465,892

	(269,623)	583,596

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon High Yield Bond VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$7.22		$8.05	$8.20	$8.19	$7.41	$7.67

Investment operations:
Net investment income (loss) (A)	0.23		0.46	0.46	0.50	0.53	0.55
Net realized and unrealized gain (loss)	0.28		(0.78)	(0.13)	0.02	0.73	(0.21)

Total investment operations	0.51		(0.32)	0.33	0.52	1.26	0.34

Dividends and/or distributions to shareholders:
Net investment income	—		(0.51)	(0.48)	(0.51)	(0.48)	(0.60)

Net asset value, end of period/year	$7.73		$7.22	$8.05	$8.20	$8.19	$7.41

Total return (B)	7.06	%(C)	(4.22)%	3.98%	6.60%	17.37%	4.77%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$114,433		$109,369	$137,025	$157,929	$180,574	$150,132
Expenses to average net assets	0.66	%(D)	0.64%	0.67%	0.72%	0.74%	0.72%
Net investment income (loss) to average net assets	6.31	%(D)	5.80%	5.55%	5.98%	6.62%	7.12%
Portfolio turnover rate	25	%(C)	56%	50%	56%	68%	88%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$7.32		$8.14	$8.30	$8.29	$7.50	$7.76

Investment operations:
Net investment income (loss) (A)	0.23		0.45	0.45	0.48	0.51	0.54
Net realized and unrealized gain (loss)	0.27		(0.78)	(0.14)	0.02	0.75	(0.22)

Total investment operations	0.50		(0.33)	0.31	0.50	1.26	0.32

Dividends and/or distributions to shareholders:
Net investment income	—		(0.49)	(0.47)	(0.49)	(0.47)	(0.58)

Net asset value, end of period/year	$7.82		$7.32	$8.14	$8.30	$8.29	$7.50

Total return (B)	6.83	%(C)	(4.30)%	3.60%	6.33%	17.10%	4.54%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$158,116		$147,295	$143,882	$160,741	$110,428	$66,122
Expenses to average net assets	0.91	%(D)	0.89%	0.92%	0.97%	0.99%	0.97%
Net investment income (loss) to average net assets	6.05	%(D)	5.56%	5.29%	5.72%	6.34%	6.89%
Portfolio turnover rate	25	%(C)	56%	50%	56%	68%	88%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon High Yield Bond VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2016.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. INVESTMENT AND SECURITY VALUATIONS

Loan participations and assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolio that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolio has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolio held no unsecured loan participations at June 30, 2016. Open secured loan participations and assignments at June 30, 2016, if any, are included within the Schedule of Investments.

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from unrealized appreciation or depreciation on investments to interest receivable in the Statement of Assets and Liabilities.

PIKs held at June 30, 2016, if any, are identified in the Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2016, if any, are identified in the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Net income from securities lending in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$43,352,047	$—	$—	$—	$43,352,047
Total Borrowings	$43,352,047	$—	$—	$—	$43,352,047
Gross amount of recognized liabilities for securities lending transactions					$43,352,047

6. RISK FACTOR

Investing in the Portfolio may involve certain risks, as discussed in the Portfolio’s prospectus, including but not limited to the following:

High-yield debt risk: High-yield debt securities, commonly referred to as “junk bonds,” are securities that are rated below “investment grade” (securities rated below Baa/BBB) or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $1.25 billion	0.580%	0.550%
Over $1.25 billion to $2 billion	0.555%	0.525%
Over $2 billion	0.530%	0.500%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.80%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 71,728,081	$ —	$ 62,113,452	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon High Yield Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Aegon High Yield Bond VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 3-, 5- and 10-year periods and below the median for the past 1-year period. The Board also noted that the performance of Initial Class

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon High Yield Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Shares of the Portfolio was above its benchmark for the past 1-, 3- and 5-year periods and below its benchmark for the past 10-year period. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on November 20, 2009 pursuant to its current investment objective and investment strategies.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon High Yield Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon U.S. Government Securities VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio
Initial Class	$1,000.00	$1,043.90	$3.05	$1,021.90	$3.02	0.60%
Service Class	1,000.00	1,042.80	4.32	1,020.60	4.27	0.85

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Portfolio Characteristics	Years
Average Maturity §	6.80
Duration †	5.22

Credit Quality‡	Percentage of Net Assets
U.S. Government and Agency Securities	84.3%
AAA	16.3
AA	0.9
A	0.8
BBB	3.7
BB	0.1
B	0.1
NR (Not Rated)	10.2
Net Other Assets (Liabilities) ^	(16.4)
Total	100.0%

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 1.3%
Access to Loans for Learning Student Loan Corp. Series 2012-1, Class A, 1.15% (A), 07/25/2036	$ 5,685,367	$ 5,589,688
Chancelight, Inc. Series 2012-2, Class A, 1.18% (A), 04/25/2039 (B)	3,809,085	3,737,745
HSBC Home Equity Loan Trust
Series 2006-3, Class A4,
0.69% (A), 03/20/2036	1,448,179	1,440,028
Series 2007-1, Class A4,
0.81% (A), 03/20/2036	1,827,249	1,811,133
SBA Small Business Investment Cos. Series 2012-10B, Class 1, 2.25%, 09/10/2022	4,161,494	4,212,836
South Carolina Student Loan Corp. Series 2010-1, Class A2, 1.64% (A), 07/25/2025	6,380,533	6,353,289

Total Asset-Backed Securities (Cost $22,854,038)		23,144,719

CORPORATE DEBT SECURITIES - 4.8%
Automobiles - 0.1%
General Motors Co. 3.50%, 10/02/2018	1,645,000	1,693,651

Banks - 1.5%
Bank of America Corp. 3.88%, 08/01/2025, MTN	10,000,000	10,608,110
Barclays Bank PLC 10.18%, 06/12/2021 (B)	1,440,000	1,812,995
Cooperatieve Rabobank UA 11.00% (A), 06/30/2019 (B) (C)	1,400,000	1,669,500
ING Bank NV 5.80%, 09/25/2023 (B)	1,500,000	1,646,125
JPMorgan Chase & Co. 3.90%, 07/15/2025	10,000,000	10,785,590

		26,522,320

Building Products - 0.1%
Owens Corning 4.20%, 12/15/2022	1,500,000	1,599,503

Capital Markets - 0.7%
Goldman Sachs Group, Inc. 4.00%, 03/03/2024	10,000,000	10,690,700
Morgan Stanley 3.75%, 02/25/2023	1,500,000	1,588,762

		12,279,462

Communications Equipment - 0.1%
Harris Corp. 5.55%, 10/01/2021	1,385,000	1,571,209

Consumer Finance - 0.2%
Discover Financial Services 3.85%, 11/21/2022	2,300,000	2,335,869
Ford Motor Credit Co. LLC 4.25%, 09/20/2022	1,410,000	1,520,528

		3,856,397

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 0.1%
Portmarnock Leasing LLC 1.74%, 10/22/2024	$ 2,187,113	$ 2,199,529

Diversified Telecommunication Services - 1.4%
AT&T, Inc. 2.45%, 06/30/2020	10,000,000	10,209,590
CenturyLink, Inc. 5.80%, 03/15/2022	1,170,000	1,136,000
Unison Ground Lease Funding LLC 6.39%, 04/15/2040 (B)	1,750,000	1,912,339
Verizon Communications, Inc. 4.50%, 09/15/2020	9,375,000	10,405,838

		23,663,767

Insurance - 0.3%
Fidelity National Financial, Inc. 5.50%, 09/01/2022	1,750,000	1,929,436
Nippon Life Insurance Co. 5.00% (A), 10/18/2042 (B)	1,025,000	1,104,232
Prudential Financial, Inc. 5.38% (A), 05/15/2045	2,265,000	2,284,819

		5,318,487

Media - 0.1%
Clear Channel Worldwide Holdings, Inc. 7.63%, 03/15/2020	1,675,000	1,593,763

Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer Partners, LP 7.60%, 02/01/2024	1,000,000	1,118,786

Road & Rail - 0.1%
Aviation Capital Group Corp. 7.13%, 10/15/2020 (B)	2,000,000	2,270,000

Total Corporate Debt Securities (Cost $79,510,954)		83,686,874

MORTGAGE-BACKED SECURITIES - 0.4%
BCAP LLC Trust Series 2009-RR6, Class 2A1, 2.83% (A), 08/26/2035 (B)	889,257	879,497
Citigroup Mortgage Loan Trust Series 2010-10, Class 4A1, 4.00%, 01/25/2036 (B)	17,194	17,171
Eleven Madison Trust Mortgage Trust Series 2015-11MD, Class A, 3.67% (A), 09/10/2035 (B)	5,000,000	5,433,447

Total Mortgage-Backed Securities (Cost $5,955,458)		6,330,115

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.5%
Texas - 0.3%
North Texas Higher Education Authority, Inc., Revenue Bonds Series 1, 1.46% (A), 12/01/2034	5,249,460	5,224,473

Vermont - 0.2%
Vermont Student Assistance Corp., Certificate of Obligation 1.15% (A), 07/28/2034	2,795,123	2,702,632

Total Municipal Government Obligations (Cost $8,031,354)		7,927,105

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 29.2%
Federal Home Loan Mortgage Corp.
0.88%, 03/07/2018	$ 30,000,000	$ 30,055,290
1.00%, 12/15/2017	75,000,000	75,398,625
3.00%, TBA (D) (E) (F)	50,000,000	51,832,705
6.25%, 07/15/2032	5,000,000	7,564,575
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 3.31%, 09/25/2025	15,000,000	16,500,024
Federal Home Loan Mortgage Corp. REMIC 4.00%, 08/15/2028 - 02/15/2029	1,353,429	1,395,150
Federal National Mortgage Association
0.88%, 03/28/2018 (G)	25,000,000	25,086,050
1.00%, 02/26/2019 (G)	78,000,000	78,383,760
1.13%, 12/14/2018 (G)	45,000,000	45,409,095
1.88%, 12/28/2020 (G)	45,000,000	46,496,475
3.00%, TBA (D) (E) (F)	65,000,000	67,455,258
Government National Mortgage Association
4.00%, 08/20/2037	306,627	308,724
4.58%, 06/20/2062	9,727,372	10,363,599
4.60%, 10/20/2061	8,903,639	9,362,740
4.65%, 08/20/2061	8,983,433	9,484,329
4.66%, 09/20/2061 - 10/20/2061	15,368,974	16,180,546
4.70%, 07/20/2061 - 12/20/2061	14,596,508	15,375,506
Overseas Private Investment Corp. 5.14%, 12/15/2023	20,043	22,058
Tennessee Valley Authority 4.25%, 09/15/2065 (G)	4,000,000	4,694,260

Total U.S. Government Agency Obligations (Cost $506,023,626)		511,368,769

U.S. GOVERNMENT OBLIGATIONS - 50.5%
U.S. Treasury Bond
2.50%, 02/15/2046 (G)	37,048,000	38,577,675
2.75%, 11/15/2042 (G)	13,707,000	15,078,769
2.88%, 08/15/2045	16,500,000	18,527,701
3.00%, 11/15/2045	45,000,000	51,742,980
3.38%, 05/15/2044	9,000,000	11,092,149
3.50%, 02/15/2039	9,908,000	12,504,203
4.38%, 05/15/2040	50,000,000	71,136,700
6.13%, 08/15/2029	3,000,000	4,589,649
6.25%, 05/15/2030 (G)	4,000,000	6,287,344
U.S. Treasury Inflation Indexed Note 0.38%, 07/15/2023	5,139,750	5,314,219
U.S. Treasury Note
0.63%, 07/31/2017 (G)	12,000,000	12,011,724
0.75%, 10/31/2017 - 02/15/2019 (G)	51,000,000	51,115,549
0.88%, 10/15/2018	5,000,000	5,026,760
1.00%, 09/15/2017 - 03/15/2019 (G)	32,524,000	32,764,694
1.13%, 02/28/2021 (G)	100,000,000	100,703,100
1.25%, 11/15/2018 - 03/31/2021	18,362,000	18,609,646
1.25%, 12/15/2018 (G)	91,000,000	92,315,223
1.38%, 02/29/2020	5,000,000	5,094,335
1.38%, 04/30/2020 - 01/31/2021 (G)	59,000,000	60,054,202
1.50%, 12/31/2018 - 03/31/2023	46,508,000	47,206,089
1.63%, 11/30/2020 - 02/15/2026 (G)	36,273,000	36,767,697
1.75%, 12/31/2020 (G)	27,000,000	27,929,178

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Note (continued)
1.88%, 08/31/2022 (G)	$ 5,000,000	$ 5,196,680
1.88%, 10/31/2022	10,000,000	10,391,020
2.00%, 09/30/2020 - 08/15/2025	83,500,000	87,375,202
2.00%, 07/31/2022 (G)	38,000,000	39,787,178
2.25%, 11/15/2025 (G)	7,700,000	8,214,938
2.38%, 08/15/2024	8,125,000	8,745,799

Total U.S. Government Obligations (Cost $844,037,671)		884,160,403

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.6%
Federal Home Loan Bank Discount Notes
0.24% (H), 07/13/2016	31,000,000	30,998,233
0.27% (H), 07/20/2016	50,000,000	49,995,500

Total Short-Term U.S. Government Agency Obligations (Cost $80,990,188)		80,993,733

	Shares	Value
SECURITIES LENDING COLLATERAL - 9.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (H)	173,061,496	173,061,496

Total Securities Lending Collateral (Cost $173,061,496)		173,061,496

	Principal	Value
REPURCHASE AGREEMENTS - 15.2%
Nomura Securities International, Inc. 0.42% (H), dated 06/30/2016, to be repurchased at $175,002,042 on 07/01/2016. Collateralized by U.S. Government Agency Obligations and U.S. Government Obligations, Zero Coupon - 9.50%, due 11/01/2016 - 04/20/2066, and with a total value of $178,500,001.	$ 175,000,000	175,000,000
State Street Bank & Trust Co. 0.03% (H), dated 06/30/2016, to be repurchased at $90,762,693 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $92,582,263.	90,762,617	90,762,617

Total Repurchase Agreements (Cost $265,762,617)		265,762,617

Total Investments (Cost $1,986,227,402) (I)		2,036,435,831
Net Other Assets (Liabilities) - (16.4)%		(286,714,347)

Net Assets - 100.0%		$ 1,749,721,484

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FUTURES CONTRACTS: (J)
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	Short	(425)	09/30/2016	$—	$(658,638)
U.S. Treasury Bond	Long	50	09/21/2016	636,189	—

Total				$636,189	$(658,638)

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$23,144,719	$—	$23,144,719
Corporate Debt Securities	—	83,686,874	—	83,686,874
Mortgage-Backed Securities	—	6,330,115	—	6,330,115
Municipal Government Obligations	—	7,927,105	—	7,927,105
U.S. Government Agency Obligations	—	511,368,769	—	511,368,769
U.S. Government Obligations	—	884,160,403	—	884,160,403
Short-Term U.S. Government Agency Obligations	—	80,993,733	—	80,993,733
Securities Lending Collateral	173,061,496	—	—	173,061,496
Repurchase Agreements	—	265,762,617	—	265,762,617

Total Investments	$173,061,496	$1,863,374,335	$—	$2,036,435,831

Other Financial Instruments
Futures Contracts (L)	$636,189	$—	$—	$636,189

Total Other Financial Instruments	$636,189	$—	$—	$636,189

LIABILITIES
Other Financial Instruments
Futures Contracts (L)	$(658,638)	$—	$—	$(658,638)

Total Other Financial Instruments	$(658,638)	$—	$—	$(658,638)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2016.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the total value of 144A securities is $20,483,051, representing 1.2% of the Portfolio’s net assets.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after June 30, 2016.
(E)	Cash in the amount of $652,539 has been segregated by the broker as collateral for open TBA commitment transactions.
(F)	Cash in the amount of $259,000 has been segregated by the custodian as collateral for open TBA commitment transactions.
(G)	All or a portion of the securities are on loan. The total value of all securities on loan is $169,564,377. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(H)	Rates disclosed reflect the yields at June 30, 2016.
(I)	Aggregate cost for federal income tax purposes is $1,986,227,402. Aggregate gross unrealized appreciation and depreciation for all securities is $51,869,991 and $1,661,562, respectively. Net unrealized appreciation for tax purposes is $50,208,429.
(J)	Cash in the amount of $273,500 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(K)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(L)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon U.S. Government Securities VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Investments, at value (cost $1,720,464,785) (including securities loaned of $169,564,377)	$1,770,673,214
Repurchase agreement, at value (cost $265,762,617)	265,762,617
Cash	1,993
Cash on deposit with broker	532,500
Receivables:
Shares sold	241,027
Interest	5,470,982
Net income from securities lending	27,456
Variation margin receivable	358,054
Prepaid expenses	9,791

Total assets	2,043,077,634

Liabilities:
Cash deposit due to broker	652,539
Payables and other liabilities:
Shares redeemed	66,341
When-issued, delayed-delivery, and forward commitment securities purchased	118,585,716
Investment management fees	817,323
Distribution and service fees	122,606
Transfer agent fees	1,198
Trustees, CCO and deferred compensation fees	4,731
Audit and tax fees	6,941
Custody fees	3,780
Legal fees	1,122
Printing and shareholder reports fees	28,317
Other	4,040
Collateral for securities on loan	173,061,496

Total liabilities	293,356,150

Net assets	$1,749,721,484

Net assets consist of:
Capital stock ($0.01 par value)	$1,402,930
Additional paid-in capital	1,681,404,123
Undistributed (distributions in excess of) net investment income (loss)	13,512,108
Accumulated net realized gain (loss)	3,216,343
Net unrealized appreciation (depreciation) on:
Investments	50,208,429
Futures contracts	(22,449)

Net assets	$1,749,721,484

Net assets by class:
Initial Class	$1,127,004,898
Service Class	622,716,586

Shares outstanding:
Initial Class	91,101,542
Service Class	49,191,494

Net asset value and offering price per share:
Initial Class	$12.37
Service Class	12.66

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Interest income	$13,284,569
Net income (loss) from securities lending	243,842

Total investment income	13,528,411

Expenses:
Investment advisory fees	1,326,796
Investment management fees	3,329,386
Distribution and service fees:
Service Class	759,526
Administration fees	72,371
Transfer agent fees	9,190
Trustees, CCO and deferred compensation fees	17,034
Audit and tax fees	11,751
Custody fees	62,603
Legal fees	20,052
Printing and shareholder reports fees	13,077
Other	6,150

Total expenses	5,627,936

Net investment income (loss)	7,900,475

Net realized gain (loss) on:
Investments	5,239,172
Futures contracts	(96,004)

Net realized gain (loss)	5,143,168

Net change in unrealized appreciation (depreciation) on:
Investments	53,641,874
Futures contracts	(22,449)

Net change in unrealized appreciation (depreciation)	53,619,425

Net realized and change in unrealized gain (loss)	58,762,593

Net increase (decrease) in net assets resulting from operations	$66,663,068

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon U.S. Government Securities VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$7,900,475	$6,748,192
Net realized gain (loss)	5,143,168	(2,869,591)
Net change in unrealized appreciation (depreciation)	53,619,425	(9,566,078)

Net increase (decrease) in net assets resulting from operations	66,663,068	(5,687,477)

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(2,132,435)
Service Class	—	(4,534,070)

Total dividends and/or distributions from net investment income	—	(6,666,505)

Net realized gains:
Initial Class	—	(497,137)
Service Class	—	(1,212,371)

Total dividends and/or distributions from net realized gains	—	(1,709,508)

Total dividends and/or distributions to shareholders	—	(8,376,013)

Capital share transactions:
Proceeds from shares sold:
Initial Class	240,301,862	794,600,752
Service Class	248,131,319	312,082,706

	488,433,181	1,106,683,458

Dividends and/or distributions reinvested:
Initial Class	—	2,629,572
Service Class	—	5,746,441

	—	8,376,013

Cost of shares redeemed:
Initial Class	(26,449,238)	(31,725,112)
Service Class	(107,315,320)	(128,921,622)

	(133,764,558)	(160,646,734)

Net increase (decrease) in net assets resulting from capital share transactions	354,668,623	954,412,737

Net increase (decrease) in net assets	421,331,691	940,349,247

Net assets:
Beginning of period/year	1,328,389,793	388,040,546

End of period/year	$1,749,721,484	$1,328,389,793

Undistributed (distributions in excess of) net investment income (loss)	$13,512,108	$5,611,633

Capital share transactions - shares:
Shares issued:
Initial Class	19,826,875	66,695,714
Service Class	20,095,251	25,367,747

	39,922,126	92,063,461

Shares reinvested:
Initial Class	—	219,680
Service Class	—	467,951

	—	687,631

Shares redeemed:
Initial Class	(2,174,004)	(2,614,259)
Service Class	(8,626,380)	(10,354,997)

	(10,800,384)	(12,969,256)

Net increase (decrease) in shares outstanding:
Initial Class	17,652,871	64,301,135
Service Class	11,468,871	15,480,701

	29,121,742	79,781,836

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon U.S. Government Securities VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$11.85		$12.16	$12.33	$13.23	$13.13	$12.75

Investment operations:
Net investment income (loss) (A)	0.06		0.18	0.23	0.23	0.24	0.32
Net realized and unrealized gain (loss)	0.46		(0.17)	0.34	(0.53)	0.42	0.65

Total investment operations	0.52		0.01	0.57	(0.30)	0.66	0.97

Dividends and/or distributions to shareholders:
Net investment income	—		(0.26)	(0.52)	(0.31)	(0.23)	(0.37)
Net realized gains	—		(0.06)	(0.22)	(0.29)	(0.33)	(0.22)

Total dividends and/or distributions to shareholders	—		(0.32)	(0.74)	(0.60)	(0.56)	(0.59)

Net asset value, end of period/year	$12.37		$11.85	$12.16	$12.33	$13.23	$13.13

Total return (B)	4.39	%(C)	0.10%	4.66%	(2.23)%	5.06%	7.69%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,127,005		$870,390	$111,203	$314,640	$411,429	$331,980
Expenses to average net assets	0.60	%(D)	0.61%	0.62%	0.62%	0.61%	0.62%
Net investment income (loss) to average net assets	1.06	%(D)	1.52%	1.81%	1.75%	1.76%	2.46%
Portfolio turnover rate	27	%(C)	171%	74%	38%	86%	184%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$12.14		$12.45	$12.58	$13.47	$13.37	$12.98

Investment operations:
Net investment income (loss) (A)	0.05		0.17	0.20	0.20	0.20	0.28
Net realized and unrealized gain (loss)	0.47		(0.19)	0.35	(0.54)	0.43	0.66

Total investment operations	0.52		(0.02)	0.55	(0.34)	0.63	0.94

Dividends and/or distributions to shareholders:
Net investment income	—		(0.23)	(0.46)	(0.26)	(0.20)	(0.33)
Net realized gains	—		(0.06)	(0.22)	(0.29)	(0.33)	(0.22)

Total dividends and/or distributions to shareholders	—		(0.29)	(0.68)	(0.55)	(0.53)	(0.55)

Net asset value, end of period/year	$12.66		$12.14	$12.45	$12.58	$13.47	$13.37

Total return (B)	4.28	%(C)	(0.18)%	4.42%	(2.49)%	4.79%	7.37%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$622,716		$458,000	$276,838	$287,781	$609,613	$632,119
Expenses to average net assets	0.85	%(D)	0.86%	0.87%	0.87%	0.86%	0.87%
Net investment income (loss) to average net assets	0.81	%(D)	1.37%	1.58%	1.48%	1.52%	2.17%
Portfolio turnover rate	27	%(C)	171%	74%	38%	86%	184%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon U.S. Government Securities VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2016.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal bonds & notes and variable rate notes: The fair value of municipal bonds & notes and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

TBA commitments held at June 30, 2016, if any, are identified in the Consolidated Schedule of Investments. Open balances at June 30, 2016, if any, are included in When-issued, delayed-delivery, and forward commitment securities purchased or sold in the Statement of Assets and Liabilities.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

TIPS held at June 30, 2016, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income in the Statement of Operations with a corresponding adjustment to cost.

When-issued, delayed-delivery, and forward commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, and forward commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

When-issued, delayed-delivery, and forward commitment transactions held at June 30, 2016, if any, are identified in the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, and forward commitment securities purchased or sold in the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Net income from securities lending in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
U.S. Government Agency Obligations	$47,198,684	$—	$—	$—	$47,198,684
U.S. Government Obligations	125,862,812	—	—	—	125,862,812
Total Securities Lending Transactions	$173,061,496	$—	$—	$—	$173,061,496
Total Borrowings	$173,061,496	$—	$—	$—	$173,061,496
Gross amount of recognized liabilities for securities lending transactions					$173,061,496

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolio’s exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2016, if any, are listed in the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2016.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized appreciation on futures contracts (A) (B)	$636,189	$—	$—	$—	$—	$636,189
Total	$636,189	$—	$—	$—	$—	$636,189

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized depreciation on futures contracts (A) (B)	$(658,638)	$—	$—	$—	$—	$(658,638)
Total	$(658,638)	$—	$—	$—	$—	$(658,638)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary market risk exposure as of June 30, 2016.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(96,004)	$—	$—	$—	$—	$(96,004)
Total	$(96,004)	$—	$—	$—	$—	$(96,004)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(22,449)	$—	$—	$—	$—	$(22,449)
Total	$(22,449)	$—	$—	$—	$—	$(22,449)

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2016.

Futures Contracts at Notional Amount
Long	Short
2,857,143	(48,571,429)

7. RISK FACTOR

Investing in the Portfolio may involve certain risks, as discussed in the Portfolio’s prospectus, including but not limited to the following:

Fixed income risk: The market prices of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines.

8. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

As of June 30, 2016, the percentage of Portfolio net assets owned by affiliated investors are as follows:

Portfolio	Value	Percentage of Net Assets
Transamerica Asset Allocation – Conservative VP	$182,982,303	10.46%
Transamerica Asset Allocation – Moderate Growth VP	268,646,234	15.35
Transamerica Asset Allocation – Moderate VP	539,995,533	30.86
Transamerica International Moderate Growth VP	29,886,121	1.71
Total	$1,021,510,191	58.38%

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

8. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual rate:

Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
0.58%	0.55%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.63%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

8. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ —	$ 612,434,819	$ 9,073,147	$ 330,262,620

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon U.S. Government Securities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Aegon U.S. Government Securities VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 5- and 10-year periods, in line with the median for the past 3-year period and below the median for the past 1-year period. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its benchmark for the past 5-year period and below its benchmark for the past 1-, 3- and 10-year periods. The Board also noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on March 22, 2011.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon U.S. Government Securities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Aegon U.S. Government Securities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica American Funds Managed Risk VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,026.00	$4.13	$1,020.80	$4.12	0.82%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or ETFs in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Fund	95.2%
Repurchase Agreement	4.5
Net Other Assets (Liabilities) ^	0.3
Total	100.0%

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica American Funds Managed Risk VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 95.2%
U.S. Fixed Income Fund - 95.2%
American Funds Insurance Series - Asset Allocation Fund	10,875,991	$ 228,504,581

Total Investment Company (Cost $225,815,084)		228,504,581

	Principal	Value
REPURCHASE AGREEMENT - 4.5%

State Street Bank & Trust Co. 0.03% (A), dated 06/30/2016, to be repurchased at $10,804,395 on 07/01/2016. Collateralized by a U.S. Government Obligation, 3.63%, due 08/15/2019, and with a value of $11,022,160.

	$ 10,804,386	$ 10,804,386

Total Repurchase Agreement (Cost $10,804,386)		10,804,386

Total Investments (Cost $236,619,470) (B)		239,308,967
Net Other Assets (Liabilities) - 0.3%		671,929

Net Assets - 100.0%		$ 239,980,896

FUTURES CONTRACTS: (C)
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
EUR Currency	Short	(5)	09/19/2016	$—	$(1,454)
EURO STOXX 50® Index	Short	(25)	09/16/2016	—	(30,690)
FTSE 100 Index	Short	(4)	09/16/2016	—	(19,219)
GBP Currency	Short	(4)	09/19/2016	509	—
MSCI Emerging Markets Mini Index	Short	(34)	09/16/2016	—	(61,827)
Russell 2000® Mini Index	Short	(12)	09/16/2016	—	(59,342)
S&P 500® E-Mini	Short	(229)	09/16/2016	—	(880,212)
S&P Midcap 400® E-Mini Index	Short	(3)	09/16/2016	—	(21,702)

Total				$509	$(1,074,446)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$228,504,581	$—	$—	$228,504,581
Repurchase Agreement	—	10,804,386	—	10,804,386

Total Investments	$228,504,581	$10,804,386	$—	$239,308,967

Other Financial Instruments
Futures Contracts (E)	$509	$—	$—	$509

Total Other Financial Instruments	$509	$—	$—	$509

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(1,074,446)	$—	$—	$(1,074,446)

Total Other Financial Instruments	$(1,074,446)	$—	$—	$(1,074,446)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica American Funds Managed Risk VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at June 30, 2016.
(B)	Aggregate cost for federal income tax purposes is $236,619,470. Net unrealized appreciation for tax purposes is $2,689,497.
(C)	Cash in the amount of $1,263,948 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(E)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
GBP	Pound Sterling

PORTFOLIO ABBREVIATIONS:

FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica American Funds Managed Risk VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Unaffiliated investments, at value (cost $225,815,084)	$228,504,581
Repurchase agreement, at value (cost $10,804,386)	10,804,386
Cash on deposit with broker	1,263,948
Receivables:
Shares sold	575,348
Interest	9
Prepaid expenses	1,069

Total assets	241,149,341

Liabilities:
Due to custodian	710,349
Payables and other liabilities:
Investment management fees	100,627
Distribution and service fees	47,465
Transfer agent fees	136
Trustees, CCO and deferred compensation fees	722
Audit and tax fees	6,468
Custody fees	1,312
Legal fees	134
Other	333
Variation margin payable	300,899

Total liabilities	1,168,445

Net assets	$239,980,896

Net assets consist of:
Capital stock ($0.01 par value)	$243,090
Additional paid-in capital	234,192,664
Undistributed (distributions in excess of) net investment income (loss)	1,490,570
Accumulated net realized gain (loss)	2,439,012
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	2,689,497
Futures contracts	(1,073,937)

Net assets	$239,980,896

Shares outstanding	24,309,028

Net asset value and offering price per share	$9.87

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$716,276
Interest income from unaffiliated investments	1,357

Total investment income	717,633

Expenses:
Investment advisory fees	113,493
Investment management fees	355,349
Distribution and service fees	224,364
Administration fees	6,810
Transfer agent fees	1,023
Trustees, CCO and deferred compensation fees	1,635
Audit and tax fees	6,690
Custody fees	16,295
Legal fees	2,509
Printing and shareholder reports fees	826
Other	725

Total expenses before waiver and/or reimbursement and recapture	729,719

Recapture of previously waived and/or reimbursed fees	3,619

Net expenses	733,338

Net investment income (loss)	(15,705)

Net realized gain (loss) on:
Distributions received from unaffiliated investments	5,218,584
Futures contracts	(2,276,152)
Foreign currency transactions	(1,161)

Net realized gain (loss)	2,941,271

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	4,688,233
Futures contracts	(939,181)
Translation of assets and liabilities denominated in foreign currencies	46

Net change in unrealized appreciation (depreciation)	3,749,098

Net realized and change in unrealized gain (loss)	6,690,369

Net increase (decrease) in net assets resulting from operations	$6,674,664

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica American Funds Managed Risk VP

STATEMENT OF CHANGES IN NET ASSETS

For the periods ended:

	June 30, 2016 (unaudited)	December 31, 2015 (A)
From operations:
Net investment income (loss)	$(15,705)	$1,498,255
Net realized gain (loss)	2,941,271	(502,455)
Net change in unrealized appreciation (depreciation)	3,749,098	(2,133,538)

Net increase (decrease) in net assets resulting from operations	6,674,664	(1,137,738)

Capital share transactions:
Proceeds from shares sold	104,489,498	130,611,887
Cost of shares redeemed	(561,339)	(96,076)

Net increase (decrease) in net assets resulting from capital share transactions	103,928,159	130,515,811

Net increase (decrease) in net assets	110,602,823	129,378,073

Net assets:
Beginning of period	129,378,073	—

End of period	$239,980,896	$129,378,073

Undistributed (distributions in excess of) net investment income (loss)	$1,490,570	$1,506,275

Capital share transactions - shares:
Shares issued	10,914,943	13,462,903
Shares redeemed	(58,616)	(10,202)

Net increase (decrease) in shares outstanding	10,856,327	13,452,701

(A)	Commenced operations on May 1, 2015.

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015 (A)
Net asset value, beginning of period	$9.62		$10.00

Investment operations:
Net investment income (loss) (B) (C)	(0.00	)(D)	0.26
Net realized and unrealized gain (loss)	0.25		(0.64)

Total investment operations	0.25		(0.38)

Net asset value, end of period	$9.87		$9.62

Total return (E)	2.60	%(F)	(3.80	)%(F)

Ratio and supplemental data:
Net assets end of period (000’s)	$239,981		$129,378
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.81	%(H)	0.86	%(H)
Including waiver and/or reimbursement and recapture	0.82	%(H)	0.85	%(H)
Net investment income (loss) to average net assets (C)	(0.02	)%(H)	4.10	%(H)
Portfolio turnover rate (I)	—	%(F)	—	%(F)

(A)	Commenced operations on May 1, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica American Funds Managed Risk VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2016.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2016, if any, are listed in the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2016.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized appreciation on futures contracts (A) (B)	$—	$509	$—	$—	$—	$509
Total	$—	$509	$—	$—	$—	$509

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized depreciation on futures contracts (A) (B)	$—	$(1,454)	$(1,072,992)	$—	$—	$(1,074,446)
Total	$—	$(1,454)	$(1,072,992)	$—	$—	$(1,074,446)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary market risk exposure as of June 30, 2016.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$(17,308)	$(2,258,844)	$—	$—	$(2,276,152)
Total	$—	$(17,308)	$(2,258,844)	$—	$—	$(2,276,152)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$(4,310)	$(934,871)	$—	$—	$(939,181)
Total	$—	$(4,310)	$(934,871)	$—	$—	$(939,181)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2016.

Futures Contracts at Notional Amount
Long	Short
—	(512,319)

6. INVESTMENT CONCENTRATION

Throughout the period, the Portfolio can have investments that account for a significant percentage of the Portfolio’s total assets. At June 30, 2016, the most recent financial statements are included within this report for the following investments:

Investment	Percentage of Total Assets
American Funds Insurance Series - Asset Allocation Fund	94.76%

7. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $5 billion	0.53%	0.50%
Over $5 billion up to $10 billion	0.52%	0.49%
Over $10 billion	0.46%	0.43%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.60%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 96,268,702	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica American Funds Managed Risk VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica American Funds Managed Risk VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Milliman Financial Risk Management LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the performance of the Portfolio since its inception on May 1, 2015 in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for the period ended December 31, 2015.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe since its inception. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark since its inception.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica American Funds Managed Risk VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the medians for its peer group and above the medians for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica American Funds Managed Risk VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Conservative VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,027.60	$0.71	$1,024.20	$0.70	0.14%
Service Class	1,000.00	1,024.90	1.96	1,022.90	1.96	0.39

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the underlying funds in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	57.8%
U.S. Equity Funds	26.4
International Equity Funds	7.9
International Fixed Income Funds	5.5
U.S. Mixed Allocation Fund	1.1
U.S. Alternative Fund	0.9
Repurchase Agreement	0.4
Net Other Assets (Liabilities)	0.0 *
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.6%
International Equity Funds - 7.9%
Transamerica Developing Markets Equity (A) (B)	545,306	$ 4,978,641
Transamerica Emerging Markets Equity (A)	617,571	5,033,203
Transamerica Income & Growth (A)	1,637,136	15,569,161
Transamerica International Equity (A)	1,414,341	22,332,449
Transamerica International Equity Opportunities (A)	3,529,316	24,705,212
Transamerica International Small Cap (A)	2,062,080	18,270,028
Transamerica International Small Cap Value (A)	2,477,202	27,100,593

		117,989,287

International Fixed Income Funds - 5.5%
Transamerica Unconstrained Bond (A)	2,595,885	24,998,369
Transamerica Voya Limited Maturity Bond VP (C)	5,578,014	56,561,064

		81,559,433

U.S. Alternative Fund - 0.9%
Transamerica Clarion Global Real Estate Securities VP (C)	1,041,592	13,811,506

U.S. Equity Funds - 26.4%
Transamerica Capital Growth (A)	1,194,228	19,549,507
Transamerica Concentrated Growth (A)	3,905,216	65,099,945
Transamerica Dividend Focused (A)	7,012,376	77,977,617
Transamerica Jennison Growth VP (C)	1,963,856	19,736,751
Transamerica JPMorgan Mid Cap Value VP (C)	529,570	11,523,435
Transamerica Large Cap Value (A)	6,204,821	74,706,044
Transamerica Mid Cap Growth (A) (B)	2,597,335	28,726,525
Transamerica Mid Cap Value Opportunities (A)	3,585,589	41,449,407
Transamerica Small Cap Core (A)	1,086,414	10,668,585
Transamerica Small Cap Growth (A)	1,262,332	15,476,196
Transamerica Small Cap Value (A)	809,332	7,769,590
Transamerica Voya Mid Cap Opportunities VP (C)	1,621,004	20,165,292

		392,848,894

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 57.8%
Transamerica Aegon U.S. Government Securities VP (C)	14,792,425	$ 182,982,303
Transamerica Bond (A)	3,567,097	33,851,749
Transamerica Core Bond (A)	9,464,049	97,290,428
Transamerica Floating Rate (A)	4,026,561	39,581,092
Transamerica High Yield Bond (A)	6,592,359	58,078,684
Transamerica Intermediate Bond (A)	17,718,520	183,918,233
Transamerica PIMCO Total Return VP (C)	14,290,115	164,907,929
Transamerica Short-Term Bond (A)	9,924,426	99,442,744

		860,053,162

U.S. Mixed Allocation Fund - 1.1%
Transamerica MLP & Energy Income (A)	2,273,602	16,892,864

Total Investment Companies (Cost $1,482,035,539)		1,483,155,146

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
State Street Bank & Trust Co. 0.03% (D), dated 06/30/2016, to be repurchased at $5,474,568 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $5,587,963.	$ 5,474,564	5,474,564

Total Repurchase Agreement (Cost $5,474,564)		5,474,564

Total Investments (Cost $1,487,510,103) (E)		1,488,629,710
Net Other Assets (Liabilities) - 0.0%		514,199

Net Assets - 100.0%		$ 1,489,143,909

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,483,155,146	$—	$—	$1,483,155,146
Repurchase Agreement	—	5,474,564	—	5,474,564

Total Investments	$1,483,155,146	$5,474,564	$—	$1,488,629,710

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing securities.
(C)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(D)	Rate disclosed reflects the yield at June 30, 2016.
(E)	Aggregate cost for federal income tax purposes is $1,487,510,103. Aggregate gross unrealized appreciation and depreciation for all securities is $32,583,476 and $31,463,869, respectively. Net unrealized appreciation for tax purposes is $1,119,607.
(F)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Conservative VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Affiliated investments, at value (cost $1,482,035,539)	$1,483,155,146
Repurchase agreement, at value (cost $5,474,564)	5,474,564
Cash on deposit with broker	1,597,551
Receivables:
Shares sold	174,148
Interest	5
Dividends	23,292
Prepaid expenses	6,230

Total assets	1,490,430,936

Liabilities:
Payables and other liabilities:
Shares redeemed	753,932
Investment management fees	149,837
Distribution and service fees	245,668
Transfer agent fees	3,920
Trustees, CCO and deferred compensation fees	3,337
Audit and tax fees	18,927
Custody fees	19,772
Legal fees	38,693
Printing and shareholder reports fees	37,371
Other	15,570

Total liabilities	1,287,027

Net assets	$1,489,143,909

Net assets consist of:
Capital stock ($0.01 par value)	$1,443,064
Additional paid-in capital	1,430,159,392
Undistributed (distributions in excess of) net investment income (loss)	34,342,543
Accumulated net realized gain (loss)	22,079,303
Net unrealized appreciation (depreciation) on:
Affiliated investments	1,119,607

Net assets	$1,489,143,909

Net assets by class:
Initial Class	$289,051,746
Service Class	1,200,092,163

Shares outstanding:
Initial Class	27,744,946
Service Class	116,561,415

Net asset value and offering price per share:
Initial Class	$10.42
Service Class	10.30

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Dividend income from affiliated investments	$9,703,402
Interest income from unaffiliated investments	4,898

Total investment income	9,708,300

Expenses:
Investment advisory fees	237,187
Investment management fees	604,524
Distribution and service fees:
Service Class	1,467,258
Administration fees	53,367
Transfer agent fees	11,245
Trustees, CCO and deferred compensation fees	20,420
Audit and tax fees	17,153
Custody fees	24,112
Legal fees	41,151
Printing and shareholder reports fees	23,428
Other	19,089

Total expenses	2,518,934

Net investment income (loss)	7,189,366

Net realized gain (loss) on:
Affiliated investments	(3,252,465)
Futures contracts	(5,812,460)
Foreign currency transactions	(157)

Net realized gain (loss)	(9,065,082)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	38,961,831
Futures contracts	(518,781)

Net change in unrealized appreciation (depreciation)	38,443,050

Net realized and change in unrealized gain (loss)	29,377,968

Net increase (decrease) in net assets resulting from operations	$36,567,334

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Conservative VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$7,189,366	$27,162,545
Net realized gain (loss)	(9,065,082)	31,087,669
Net change in unrealized appreciation (depreciation)	38,443,050	(89,054,942)

Net increase (decrease) in net assets resulting from operations	36,567,334	(30,804,728)

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(7,053,509)
Service Class	—	(24,612,433)

Total dividends and/or distributions from net investment income	—	(31,665,942)

Net realized gains:
Initial Class	—	(12,526,352)
Service Class	—	(49,381,206)

Total dividends and/or distributions from net realized gains	—	(61,907,558)

Total dividends and/or distributions to shareholders	—	(93,573,500)

Capital share transactions:
Proceeds from shares sold:
Initial Class	20,203,110	24,240,045
Service Class	26,295,363	65,211,623

	46,498,473	89,451,668

Issued from fund acquisition:
Service Class	—	1,677,890

	—	1,677,890

Dividends and/or distributions reinvested:
Initial Class	—	19,579,861
Service Class	—	73,993,639

	—	93,573,500

Cost of shares redeemed:
Initial Class	(31,655,966)	(93,077,015)
Service Class	(47,519,762)	(112,129,221)

	(79,175,728)	(205,206,236)

Net increase (decrease) in net assets resulting from capital share transactions	(32,677,255)	(20,503,178)

Net increase (decrease) in net assets	3,890,079	(144,881,406)

Net assets:
Beginning of period/year	1,485,253,830	1,630,135,236

End of period/year	$1,489,143,909	$1,485,253,830

Undistributed (distributions in excess of) net investment income (loss)	$34,342,543	$27,153,177

Capital share transactions - shares:
Shares issued:
Initial Class	1,995,692	2,248,627
Service Class	2,625,978	6,126,441

	4,621,670	8,375,068

Shares issued on fund acquisition:
Service Class	—	166,623

	—	166,623

Shares reinvested:
Initial Class	—	1,908,369
Service Class	—	7,282,838

	—	9,191,207

Shares redeemed:
Initial Class	(3,119,745)	(8,477,159)
Service Class	(4,741,089)	(10,378,501)

	(7,860,834)	(18,855,660)

Net increase (decrease) in shares outstanding:
Initial Class	(1,124,053)	(4,320,163)
Service Class	(2,115,111)	3,197,401

	(3,239,164)	(1,122,762)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Conservative VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$10.15		$11.05	$11.30	$10.69	$10.27	$10.29

Investment operations:
Net investment income (loss) (A) (B)	0.06		0.21	0.23	0.28	0.33	0.36
Net realized and unrealized gain (loss)	0.21		(0.42)	0.02	0.70	0.43	(0.09)

Total investment operations	0.27		(0.21)	0.25	0.98	0.76	0.27

Dividends and/or distributions to shareholders:
Net investment income	—		(0.25)	(0.31)	(0.35)	(0.34)	(0.29)
Net realized gains	—		(0.44)	(0.19)	(0.02)	—	—

Total dividends and/or distributions to shareholders	—		(0.69)	(0.50)	(0.37)	(0.34)	(0.29)

Net asset value, end of period/year	$10.42		$10.15	$11.05	$11.30	$10.69	$10.27

Total return (C)	2.76	%(D)	(1.96)%	2.19%	9.36%	7.46%	2.65%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$289,052		$293,085	$366,775	$429,007	$492,855	$532,350
Expenses to average net assets (E)	0.14	%(F)	0.14%	0.15%	0.15%	0.14%	0.13%
Net investment income (loss) to average net assets (B)	1.18	%(F)	1.89%	2.05%	2.54%	3.08%	3.43%
Portfolio turnover rate (G)	18	%(D)	51%	34%	33%	67%	29%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$10.05		$10.94	$11.19	$10.59	$10.18	$10.21

Investment operations:
Net investment income (loss) (A) (B)	0.05		0.18	0.20	0.26	0.31	0.33
Net realized and unrealized gain (loss)	0.20		(0.41)	0.02	0.68	0.42	(0.09)

Total investment operations	0.25		(0.23)	0.22	0.94	0.73	0.24

Dividends and/or distributions to shareholders:
Net investment income	—		(0.22)	(0.28)	(0.32)	(0.32)	(0.27)
Net realized gains	—		(0.44)	(0.19)	(0.02)	—	—

Total dividends and/or distributions to shareholders	—		(0.66)	(0.47)	(0.34)	(0.32)	(0.27)

Net asset value, end of period/year	$10.30		$10.05	$10.94	$11.19	$10.59	$10.18

Total return (C)	2.49	%(D)	(2.14)%	1.95%	9.09%	7.20%	2.36%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,200,092		$1,192,169	$1,263,360	$1,305,606	$1,324,891	$1,148,570
Expenses to average net assets (E)	0.39	%(F)	0.39%	0.40%	0.40%	0.39%	0.38%
Net investment income (loss) to average net assets (B)	0.93	%(F)	1.69%	1.84%	2.35%	2.93%	3.22%
Portfolio turnover rate (G)	18	%(D)	51%	34%	33%	67%	29%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Asset Allocation – Conservative VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2016.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary market risk exposure as of June 30, 2016.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$2,483,775	$—	$(8,296,235)	$—	$—	$(5,812,460)
Total	$2,483,775	$—	$(8,296,235)	$—	$—	$(5,812,460)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(1,325,373)	$—	$806,592	$—	$—	$(518,781)
Total	$(1,325,373)	$—	$806,592	$—	$—	$(518,781)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2016.

Futures Contracts at Notional Amount
Long	Short
77,588,393	(187,894,829)

6. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

All of the Portfolio holdings in investment companies are considered affiliated. Interest, dividends, realized and unrealized gains (losses) are broken out on the Statement of Operations.

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $10 billion	0.1225%	0.1000%
Over $10 billion	0.1125%	0.0900%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.25%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.0225% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 320,016,682	$ 254,358,417

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

9. REORGANIZATION

Following the close of business on December 23, 2015, Transamerica Asset Allocation – Conservative VP acquired all of the net assets of Transamerica Voya Conservative Allocation VP pursuant to a Plan of Reorganization. Transamerica Asset Allocation – Conservative VP is the accounting survivor. The purpose of the transaction was to achieve a more cohesive, focused, and streamlined fund complex. The acquisition was accomplished by a tax-free exchange of 166,623 shares of Transamerica Asset Allocation – Conservative VP for 175,918 shares of Transamerica Voya Conservative Allocation VP outstanding on December 23, 2015. Transamerica Voya Conservative Allocation VP’s net assets at that date was $1,677,890, including $67,725 unrealized depreciation, and were combined with those of Transamerica Asset Allocation – Conservative VP. The aggregate net assets of Transamerica Asset Allocation – Conservative VP immediately before the acquisition were $1,487,695,926; the combined net assets of Transamerica Asset Allocation – Conservative VP immediately after the acquisition were $1,489,373,816. In the acquisition, Transamerica Asset Allocation – Conservative VP retained certain capital loss carryforwards from Transamerica Voya Conservative Allocation VP in the amount of $11,286. The Portfolio could be subject to loss limitation rules.

Shares issued to Transamerica Voya Conservative Allocation VP shareholders are included in Issued from fund acquisition and Shares issued on fund acquisition within the Statement of Changes, and are as follows:

Class	Shares	Amount
Service	166,623	$1,677,890

The exchange ratio of the reorganization for Transamerica Asset Allocation – Conservative VP is as follows:

Class	Exchange Ratio (A)
Service	0.95

(A)	Calculated by dividing the Transamerica Asset Allocation – Conservative VP shares issuable by the Transamerica Voya Conservative Allocation VP shares outstanding on December 23, 2015.

10. SUBSEQUENT EVENT

Effective July 1, 2016, the Board approved a new investment sub-advisory agreement with J.P. Morgan Investment Management, Inc., pursuant to which J.P. Morgan Investment Management, Inc. will serve as sub-adviser to Transamerica Asset Allocation – Conservative VP.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Conservative VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Asset Allocation – Conservative VP (the “Portfolio”).

Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and TAM’s management oversight process.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Initial Class Shares of the Portfolio was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its primary benchmark for the past 3- and 5-year periods and below its primary benchmark for the past 1- and 10-year periods. The Trustees discussed with TAM the reasons for the underperformance and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board noted that it had recently approved the replacement of the Portfolio’s sub-adviser effective on or about on July 1, 2016, as well as changes to the Portfolio’s principal investment strategies.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Conservative VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and in light of any economies of scale experienced in the future.

Benefits to TAM and its Affiliates from their Relationships with the Portfolio

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-advisers. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Management Agreement.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,000.90	$0.75	$1,024.10	$0.75	0.15%
Service Class	1,000.00	1,000.00	1.99	1,022.90	2.01	0.40

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the underlying funds in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	64.1%
International Equity Funds	24.7
U.S. Alternative Funds	3.9
U.S. Mixed Allocation Fund	3.7
Repurchase Agreement	1.9
International Alternative Funds	1.6
Net Other Assets (Liabilities)	0.1
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.0%
International Alternative Funds - 1.6%
Transamerica Global Long/Short Equity (A) (B)	700,000	$ 6,398,000
Transamerica Global Multifactor Macro (A)	856,561	8,051,678

		14,449,678

International Equity Funds - 24.7%
Transamerica Developing Markets Equity (A) (B)	1,670,567	15,252,272
Transamerica Emerging Markets Equity (A)	1,806,926	14,726,450
Transamerica Global Equity (A)	2,054,591	22,086,851
Transamerica International Equity (A)	2,694,031	42,538,742
Transamerica International Equity Opportunities (A)	6,248,409	43,738,864
Transamerica International Small Cap (A)	4,535,115	40,181,118
Transamerica International Small Cap Value (A)	3,645,531	39,882,110

		218,406,407

U.S. Alternative Funds - 3.9%
Transamerica Clarion Global Real Estate Securities VP (C)	1,008,105	13,367,477
Transamerica Managed Futures Strategy (A)	2,363,332	21,388,155

		34,755,632

U.S. Equity Funds - 64.1%
Transamerica Capital Growth (A)	2,286,418	37,428,657
Transamerica Concentrated Growth (A)	2,085,330	34,762,450
Transamerica Dividend Focused (A)	6,114,417	67,992,322
Transamerica Jennison Growth VP (C)	3,385,910	34,028,396
Transamerica JPMorgan Mid Cap Value VP (C)	693,732	15,095,604
Transamerica Large Cap Value (A)	10,589,073	127,492,441
Transamerica Mid Cap Growth (A) (B)	5,518,811	61,038,051
Transamerica Mid Cap Value Opportunities (A)	7,523,146	86,967,563

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Small Cap Core (A)	522,425	$ 5,130,210
Transamerica Small Cap Growth (A)	2,305,544	28,265,973
Transamerica Small Cap Value (A)	1,797,967	17,260,482
Transamerica Small Company Growth Liquidating Trust (B) (D) (E) (F) (G)	3,075	5,776
Transamerica Systematic Small/Mid Cap Value VP (C)	771,464	15,259,563
Transamerica T. Rowe Price Small Cap VP (C)	1,173,811	16,468,573
Transamerica Voya Mid Cap Opportunities VP (C)	1,598,560	19,886,092

		567,082,153

U.S. Mixed Allocation Fund - 3.7%
Transamerica MLP & Energy Income (A)	4,361,204	32,403,748

Total Investment Companies (Cost $859,313,622)		867,097,618

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
State Street Bank & Trust Co. 0.03% (H), dated 06/30/2016, to be repurchased at $16,446,985 on 07/01/2016. Collateralized by a U.S. Government Obligation, 8.50%, due 02/15/2020, and with a value of $16,779,800.	$ 16,446,971	16,446,971

Total Repurchase Agreement (Cost $16,446,971)		16,446,971

Total Investments (Cost $875,760,593) (I)		883,544,589
Net Other Assets (Liabilities) - 0.1%		720,496

Net Assets - 100.0%		$ 884,265,085

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS Investments
Investment Companies	$867,091,842	$—	$—	$867,091,842
Repurchase Agreement	—	16,446,971	—	16,446,971

Total	$867,091,842	$16,446,971	$—	$883,538,813

Investment Companies Measured at Net Asset Value (K)				$5,776

Total Investments				$883,544,589

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing securities.
(C)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(D)	Investment in affiliated company of Transamerica Asset Management, Inc.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2016, value of the security is $5,776, representing less than 0.1% of the Portfolio’s net assets.
(F)	Illiquid security. At June 30, 2016, value of the illiquid security is $5,776, representing less than 0.1% of the Portfolio’s net assets.
(G)	Restricted security. At June 30, 2016, the restricted security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$30,750	$5,776	0.0	%(L)

(H)	Rate disclosed reflects the yield at June 30, 2016.
(I)	Aggregate cost for federal income tax purposes is $875,760,593. Aggregate gross unrealized appreciation and depreciation for all securities is $39,009,313 and $31,225,317, respectively. Net unrealized appreciation for tax purposes is $7,783,996.
(J)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(K)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented in the Schedule of Investments.
(L)	Percentage rounds to less than 0.1% or (0.1)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Affiliated investments, at value (cost $859,313,622)	$867,097,618
Repurchase agreement, at value (cost $16,446,971)	16,446,971
Cash on deposit with broker	1,009,653
Receivables:
Shares sold	332,810
Interest	14
Prepaid expenses	3,210

Total assets	884,890,276

Liabilities:
Payables and other liabilities:
Shares redeemed	365,670
Investment management fees	89,557
Distribution and service fees	50,959
Transfer agent fees	2,826
Trustees, CCO and deferred compensation fees	2,325
Audit and tax fees	12,942
Custody fees	11,608
Legal fees	28,081
Printing and shareholder reports fees	50,778
Other	10,445

Total liabilities	625,191

Net assets	$884,265,085

Net assets consist of:
Capital stock ($0.01 par value)	$810,401
Additional paid-in capital	883,833,189
Undistributed (distributions in excess of) net investment income (loss)	19,941,024
Accumulated net realized gain (loss)	(28,103,525)
Net unrealized appreciation (depreciation) on:
Affiliated investments	7,783,996

Net assets	$884,265,085

Net assets by class:
Initial Class	$638,896,957
Service Class	245,368,128

Shares outstanding:
Initial Class	58,398,033
Service Class	22,642,038

Net asset value and offering price per share:
Initial Class	$10.94
Service Class	10.84

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Dividend income from affiliated investments	$2,134,398
Interest income from unaffiliated investments	1,260

Total investment income	2,135,658

Expenses:
Investment advisory fees	140,882
Investment management fees	363,977
Distribution and service fees:
Service Class	305,695
Administration fees	31,699
Transfer agent fees	7,204
Trustees, CCO and deferred compensation fees	12,605
Audit and tax fees	12,892
Custody fees	17,819
Legal fees	27,625
Printing and shareholder reports fees	24,241
Other	12,731

Total expenses	957,370

Net investment income (loss)	1,178,288

Net realized gain (loss) on:
Affiliated investments	(15,315,428)
Futures contracts	(2,864,854)
Foreign currency transactions	(96)

Net realized gain (loss)	(18,180,378)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	15,890,543
Futures contracts	(1,188,436)

Net change in unrealized appreciation (depreciation)	14,702,107

Net realized and change in unrealized gain (loss)	(3,478,271)

Net increase (decrease) in net assets resulting from operations	$(2,299,983)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$1,178,288	$18,763,451
Net realized gain (loss)	(18,180,378)	80,783,713
Net change in unrealized appreciation (depreciation)	14,702,107	(113,646,925)

Net increase (decrease) in net assets resulting from operations	(2,299,983)	(14,099,761)

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(12,076,771)
Service Class	—	(4,211,970)

Total dividends and/or distributions from net investment income	—	(16,288,741)

Capital share transactions:
Proceeds from shares sold:
Initial Class	7,737,857	13,547,842
Service Class	8,263,695	26,277,525

	16,001,552	39,825,367

Dividends and/or distributions reinvested:
Initial Class	—	12,076,771
Service Class	—	4,211,970

	—	16,288,741

Cost of shares redeemed:
Initial Class	(39,786,763)	(164,793,231)
Service Class	(31,928,223)	(49,709,735)

	(71,714,986)	(214,502,966)

Net increase (decrease) in net assets resulting from capital share transactions	(55,713,434)	(158,388,858)

Net increase (decrease) in net assets	(58,013,417)	(188,777,360)

Net assets:
Beginning of period/year	942,278,502	1,131,055,862

End of period/year	$884,265,085	$942,278,502

Undistributed (distributions in excess of) net investment income (loss)	$19,941,024	$18,762,736

Capital share transactions - shares:
Shares issued:
Initial Class	726,087	1,181,803
Service Class	788,220	2,300,996

	1,514,307	3,482,799

Shares reinvested:
Initial Class	—	1,103,910
Service Class	—	387,842

	—	1,491,752

Shares redeemed:
Initial Class	(3,762,336)	(14,143,750)
Service Class	(3,118,348)	(4,423,835)

	(6,880,684)	(18,567,585)

Net increase (decrease) in shares outstanding:
Initial Class	(3,036,249)	(11,858,037)
Service Class	(2,330,128)	(1,734,997)

	(5,366,377)	(13,593,034)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$10.93		$11.34	$11.30	$9.02	$8.12	$8.70

Investment operations:
Net investment income (loss) (A) (B)	0.02		0.21	0.17	0.26	0.12	0.11
Net realized and unrealized gain (loss)	(0.01)		(0.43)	0.14	2.14	0.90	(0.58)

Total investment operations	0.01		(0.22)	0.31	2.40	1.02	(0.47)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.19)	(0.27)	(0.12)	(0.12)	(0.11)

Net asset value, end of period/year	$10.94		$10.93	$11.34	$11.30	$9.02	$8.12

Total return (C)	0.09	%(D)	(1.93)%	2.73%	26.81%	12.60%	(5.42)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$638,897		$671,549	$830,809	$882,269	$711,850	$713,019
Expenses to average net assets (E)	0.15	%(F)	0.14%	0.15%	0.15%	0.15%	0.14%
Net investment income (loss) to average net assets (B)	0.34	%(F)	1.82%	1.48%	2.56%	1.34%	1.22%
Portfolio turnover rate (G)	38	%(D)	51%	64%	20%	63%	27%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$10.84		$11.24	$11.21	$8.96	$8.06	$8.64

Investment operations:
Net investment income (loss) (A) (B)	0.00	(C)	0.19	0.14	0.23	0.10	0.08
Net realized and unrealized gain (loss)	(0.00	)(C)	(0.43)	0.13	2.12	0.90	(0.57)

Total investment operations	—		(0.24)	0.27	2.35	1.00	(0.49)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.16)	(0.24)	(0.10)	(0.10)	(0.09)

Net asset value, end of period/year	$10.84		$10.84	$11.24	$11.21	$8.96	$8.06

Total return (D)	—	%(E)	(2.12)%	2.44%	26.39%	12.39%	(5.69)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$245,368		$270,730	$300,247	$298,714	$226,019	$204,208
Expenses to average net assets (F)	0.40	%(G)	0.39%	0.40%	0.40%	0.40%	0.39%
Net investment income (loss) to average net assets (B)	0.09	%(G)	1.63%	1.26%	2.32%	1.12%	0.94%
Portfolio turnover rate (H)	38	%(E)	51%	64%	20%	63%	27%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. Transamerica Asset Allocation - Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2016.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolio’s Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2016, if any, are identified in the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (“OTC”).

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2016, if any, are listed in the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary market risk exposure as of June 30, 2016.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(2,864,854)	$—	$—	$(2,864,854)
Total	$—	$—	$(2,864,854)	$—	$—	$(2,864,854)

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(1,188,436)	$—	$—	$(1,188,436)
Total	$—	$—	$(1,188,436)	$—	$—	$(1,188,436)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2016.

Futures Contracts at Notional Amount
Long	Short
41,486	(16,329)

7. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

All of the Portfolio holdings in investment companies are considered affiliated. Interest, dividends, realized and unrealized gains (losses) are broken out on the Statement of Operations.

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $10 billion	0.1225%	0.1000%
Over $10 billion	0.1125%	0.0900%

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.25%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.0225% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 333,426,593	$ 368,187,545

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

10. SUBSEQUENT EVENT

Effective July 1, 2016, the Board approved a new investment sub-advisory agreement with J.P. Morgan Investment Management, Inc., pursuant to which J.P. Morgan Investment Management, Inc. will serve as sub-adviser to Transamerica Asset Allocation - Growth VP.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Growth VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Asset Allocation – Growth VP (the “Portfolio”).

Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and TAM’s management oversight process.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Initial Class Shares of the Portfolio was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed with TAM the reasons for the underperformance and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board noted that it had recently approved the replacement of the Portfolio’s sub-adviser effective on or about on July 1, 2016, as well as changes to the Portfolio’s principal investment strategies.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Growth VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and in light of any economies of scale experienced in the future.

Benefits to TAM and its Affiliates from their Relationships with the Portfolio

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-advisers. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Management Agreement.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Moderate Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,017.60	$0.70	$1,024.20	$0.70	0.14%
Service Class	1,000.00	1,016.10	1.95	1,022.90	1.96	0.39

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the underlying funds in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	44.9%
U.S. Fixed Income Funds	30.6
International Equity Funds	18.3
U.S. Mixed Allocation Fund	2.6
International Fixed Income Funds	2.0
U.S. Alternative Fund	1.1
Repurchase Agreement	0.5
International Alternative Fund	0.0	*
Net Other Assets (Liabilities)	0.0	*
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.5%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E) (F)	70,452	$ 481,096

International Equity Funds - 18.3%
Transamerica Developing Markets Equity (B) (G)	4,473,083	40,839,251
Transamerica Emerging Markets Equity (G)	3,691,663	30,087,055
Transamerica Global Equity (G)	7,404,345	79,596,708
Transamerica Income & Growth (G)	7,818,503	74,353,965
Transamerica International Equity (G)	10,542,307	166,463,025
Transamerica International Equity Opportunities (G)	24,008,760	168,061,322
Transamerica International Small Cap (G)	17,143,022	151,887,172
Transamerica International Small Cap Value (G)	13,907,774	152,151,044

		863,439,542

International Fixed Income Funds - 2.0%
Transamerica Global Bond (G)	4,608,954	45,859,091
Transamerica Unconstrained Bond (G)	4,759,890	45,837,742

		91,696,833

U.S. Alternative Fund - 1.1%
Transamerica Clarion Global Real Estate Securities VP (H)	3,730,084	49,460,912

U.S. Equity Funds - 44.9%
Transamerica Capital Growth (G)	8,959,898	146,673,526
Transamerica Concentrated Growth (G)	8,192,277	136,565,251
Transamerica Dividend Focused (G)	21,247,589	236,273,185
Transamerica Jennison Growth VP (H)	15,368,708	154,455,510
Transamerica JPMorgan Mid Cap Value VP (H)	3,269,711	71,148,909
Transamerica Large Cap Value (G)	38,065,223	458,305,281
Transamerica Mid Cap Growth (B) (G)	20,857,290	230,681,622
Transamerica Mid Cap Value Opportunities (G)	25,439,154	294,076,616
Transamerica Small Cap Core (G)	1,899,854	18,656,564
Transamerica Small Cap Growth (G)	9,122,925	111,847,063
Transamerica Small Cap Value (G)	8,558,110	82,157,860
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E) (F)	16,244	30,511
Transamerica Systematic Small/Mid Cap Value VP (H)	1,818,116	35,962,330

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica T. Rowe Price Small Cap VP (H)	4,574,715	$ 64,183,252
Transamerica Voya Mid Cap Opportunities VP (H)	6,095,884	75,832,802

		2,116,850,282

U.S. Fixed Income Funds - 30.6%
Transamerica Aegon U.S. Government Securities VP (H)	21,717,561	268,646,234
Transamerica Bond (G)	10,260,945	97,376,368
Transamerica Core Bond (G)	19,266,531	198,059,936
Transamerica Floating Rate (G)	7,655,605	75,254,602
Transamerica High Yield Bond (G)	33,324,732	293,590,890
Transamerica Intermediate Bond (G)	26,131,537	271,245,355
Transamerica PIMCO Total Return VP (H)	19,529,397	225,369,237
Transamerica Short-Term Bond (G)	1,405,874	14,086,854

		1,443,629,476

U.S. Mixed Allocation Fund - 2.6%
Transamerica MLP & Energy Income (G)	16,332,721	121,352,115

Total Investment Companies (Cost $4,627,693,299)		4,686,910,256

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
State Street Bank & Trust Co. 0.03% (I), dated 06/30/2016, to be repurchased at $24,566,600 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $25,061,475.	$ 24,566,579	24,566,579

Total Repurchase Agreement (Cost $24,566,579)		24,566,579

Total Investments (Cost $4,652,259,878) (J)		4,711,476,835
Net Other Assets (Liabilities) - 0.0% (A)		1,012,039

Net Assets - 100.0%		$ 4,712,488,874

SECURITY VALUATION:
Valuation Inputs (K)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$4,686,398,649	$—	$—	$4,686,398,649
Repurchase Agreement	—	24,566,579	—	24,566,579

Total	$4,686,398,649	$24,566,579	$—	$4,710,965,228

Investment Companies Measured at Net Asset Value (L)				$511,607

Total Investments				$4,711,476,835

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	Investment in affiliated company of Transamerica Asset Management, Inc.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2016, total value of securities is $511,607, representing less than 0.1% of the Portfolio’s net assets.
(E)	Illiquid securities. At June 30, 2016, total value of illiquid securities is $511,607, representing less than 0.1% of the Portfolio’s net assets.
(F)	Restricted securities. At June 30, 2016, the resticted securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$724,839	$481,096	0.0	%(A)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	162,437	30,511	0.0	(A)

Total			$887,276	$511,607	0.0	%(A)

(G)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(H)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(I)	Rate disclosed reflects the yield at June 30, 2016.
(J)	Aggregate cost for federal income tax purposes is $4,652,259,878. Aggregate gross unrealized appreciation and depreciation for all securities is $244,754,676 and $185,537,719, respectively. Net unrealized appreciation for tax purposes is $59,216,957.
(K)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(L)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented in the Schedule of Investments.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Affiliated investments, at value (cost $4,627,693,299)	$4,686,910,256
Repurchase agreement, at value (cost $24,566,579)	24,566,579
Cash on deposit with broker	4,270,183
Receivables:
Shares sold	4,214
Interest	20
Dividends	20,028
Prepaid expenses	19,055

Total assets	4,715,790,335

Liabilities:
Payables and other liabilities:
Shares redeemed	1,607,981
Investment management fees	474,227
Distribution and service fees	770,140
Transfer agent fees	13,465
Trustees, CCO and deferred compensation fees	11,307
Audit and tax fees	45,766
Custody fees	59,805
Legal fees	130,931
Printing and shareholder reports fees	136,422
Other	51,417

Total liabilities	3,301,461

Net assets	$4,712,488,874

Net assets consist of:
Capital stock ($0.01 par value)	$3,915,843
Additional paid-in capital	4,306,765,548
Undistributed (distributions in excess of) net investment income (loss)	104,035,728
Accumulated net realized gain (loss)	238,554,798
Net unrealized appreciation (depreciation) on:
Affiliated investments	59,216,957

Net assets	$4,712,488,874

Net assets by class:
Initial Class	$964,646,558
Service Class	3,747,842,316

Shares outstanding:
Initial Class	79,312,886
Service Class	312,271,434

Net asset value and offering price per share:
Initial Class	$12.16
Service Class	12.00

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Dividend income from affiliated investments	$25,657,488
Interest income from unaffiliated investments	19,964

Total investment income	25,677,452

Expenses:
Investment advisory fees	750,863
Investment management fees	1,925,679
Distribution and service fees:
Service Class	4,616,698
Administration fees	168,944
Transfer agent fees	36,829
Trustees, CCO and deferred compensation fees	65,764
Audit and tax fees	44,121
Custody fees	62,398
Legal fees	136,047
Printing and shareholder reports fees	70,555
Other	62,713

Total expenses	7,940,611

Net investment income (loss)	17,736,841

Net realized gain (loss) on:
Affiliated investments	24,488,994
Futures contracts	(34,878,933)
Foreign currency transactions	(1,069)

Net realized gain (loss)	(10,391,008)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	58,680,873
Futures contracts	2,838,679

Net change in unrealized appreciation (depreciation)	61,519,552

Net realized and change in unrealized gain (loss)	51,128,544

Net increase (decrease) in net assets resulting from operations	$68,865,385

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$17,736,841	$86,303,932
Net realized gain (loss)	(10,391,008)	273,009,564
Net change in unrealized appreciation (depreciation)	61,519,552	(472,846,340)

Net increase (decrease) in net assets resulting from operations	68,865,385	(113,532,844)

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(24,005,884)
Service Class	—	(80,577,635)

Total dividends and/or distributions from net investment income	—	(104,583,519)

Net realized gains:
Initial Class	—	(17,912,212)
Service Class	—	(67,900,003)

Total dividends and/or distributions from net realized gains	—	(85,812,215)

Total dividends and/or distributions to shareholders	—	(190,395,734)

Capital share transactions:
Proceeds from shares sold:
Initial Class	13,184,808	29,930,401
Service Class	11,456,512	106,526,289

	24,641,320	136,456,690

Issued from fund acquisition:
Service Class	—	7,871,725

Dividends and/or distributions reinvested:
Initial Class	—	41,918,096
Service Class	—	148,477,638

	—	190,395,734

Cost of shares redeemed:
Initial Class	(61,596,504)	(254,893,443)
Service Class	(174,472,753)	(285,702,313)

	(236,069,257)	(540,595,756)

Net increase (decrease) in net assets resulting from capital share transactions	(211,427,937)	(205,871,607)

Net increase (decrease) in net assets	(142,562,552)	(509,800,185)

Net assets:
Beginning of period/year	4,855,051,426	5,364,851,611

End of period/year	$4,712,488,874	$4,855,051,426

Undistributed (distributions in excess of) net investment income (loss)	$104,035,728	$86,298,887

Capital share transactions - shares:
Shares issued:
Initial Class	1,115,743	2,416,493
Service Class	986,899	8,464,949

	2,102,642	10,881,442

Shares issued on fund acquisition:
Service Class	—	663,105

	—	663,105

Shares reinvested:
Initial Class	—	3,472,916
Service Class	—	12,435,313

	—	15,908,229

Shares redeemed:
Initial Class	(5,237,346)	(19,788,603)
Service Class	(15,019,076)	(22,719,022)

	(20,256,422)	(42,507,625)

Net increase (decrease) in shares outstanding:
Initial Class	(4,121,603)	(13,899,194)
Service Class	(14,032,177)	(1,155,655)

	(18,153,780)	(15,054,849)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Moderate Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$11.96		$12.74	$12.76	$10.94	$10.14	$10.58

Investment operations:
Net investment income (loss) (A) (B)	0.06		0.23	0.27	0.34	0.26	0.25
Net realized and unrealized gain (loss)	0.14		(0.51)	0.06	1.76	0.81	(0.47)

Total investment operations	0.20		(0.28)	0.33	2.10	1.07	(0.22)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.29)	(0.35)	(0.28)	(0.27)	(0.22)
Net realized gains	—		(0.21)	—	—	—	—

Total dividends and/or distributions to shareholders	—		(0.50)	(0.35)	(0.28)	(0.27)	(0.22)

Net asset value, end of period/year	$12.16		$11.96	$12.74	$12.76	$10.94	$10.14

Total return (C)	1.67	%(D)	(2.23)%	2.57%	19.38%	10.64%	(2.01)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$964,647		$998,156	$1,240,441	$1,340,215	$1,228,709	$1,238,065
Expenses to average net assets (E)	0.14	%(F)	0.14%	0.15%	0.14%	0.14%	0.13%
Net investment income (loss) to average net assets (B)	0.96	%(F)	1.81%	2.09%	2.84%	2.45%	2.37%
Portfolio turnover rate (G)	18	%(D)	26%	35%	27%	59%	30%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$11.82		$12.60	$12.61	$10.82	$10.03	$10.47

Investment operations:
Net investment income (loss) (A) (B)	0.04		0.20	0.23	0.31	0.24	0.23
Net realized and unrealized gain (loss)	0.14		(0.52)	0.08	1.73	0.79	(0.47)

Total investment operations	0.18		(0.32)	0.31	2.04	1.03	(0.24)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.25)	(0.32)	(0.25)	(0.24)	(0.20)
Net realized gains	—		(0.21)	—	—	—	—

Total dividends and/or distributions to shareholders	—		(0.46)	(0.32)	(0.25)	(0.24)	(0.20)

Net asset value, end of period/year	$12.00		$11.82	$12.60	$12.61	$10.82	$10.03

Total return (C)	1.52	%(D)	(2.52)%	2.45%	19.04%	10.37%	(2.28)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,747,842		$3,856,895	$4,124,411	$4,236,224	$3,576,194	$3,379,997
Expenses to average net assets (E)	0.39	%(F)	0.39%	0.40%	0.39%	0.39%	0.38%
Net investment income (loss) to average net assets (B)	0.71	%(F)	1.62%	1.86%	2.67%	2.24%	2.16%
Portfolio turnover rate (G)	18	%(D)	26%	35%	27%	59%	30%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Asset Allocation – Moderate Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2016.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolio’s Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2016, if any, are identified in the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary market risk exposure as of June 30, 2016.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$3,873,539	$—	$(38,752,472)	$—	$—	$(34,878,933)
Total	$3,873,539	$—	$(38,752,472)	$—	$—	$(34,878,933)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(2,350,377)	$—	$5,189,056	$—	$—	$2,838,679
Total	$(2,350,377)	$—	$5,189,056	$—	$—	$2,838,679

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2016.

Futures Contracts at Notional Amount
Long	Short
116,751,893	(315,970,957)

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

All of the Portfolio holdings in investment companies are considered affiliated. Interest, dividends, realized and unrealized gains (losses) are broken out on the Statement of Operations.

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $10 billion	0.1225%	0.1000%
Over $10 billion	0.1125%	0.0900%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.25%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.0225% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 1,085,009,821	$ 819,432,679

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

10. REORGANIZATION

Following the close of business on December 23, 2015, Transamerica Asset Allocation – Moderate Growth VP acquired all of the net assets of Transamerica Voya Moderate Growth Allocation VP pursuant to a Plan of Reorganization. Transamerica Asset Allocation – Moderate Growth VP is the accounting survivor. The purpose of the transaction was to achieve a more cohesive, focused, and streamlined fund complex. The acquisition was accomplished by a tax-free exchange of 663,105 shares of Transamerica Asset Allocation – Moderate Growth VP for 780,141 shares of Transamerica Voya Moderate Growth Allocation VP outstanding on December 23, 2015. Transamerica Voya Moderate Growth Allocation VP’s net assets at that date was $7,871,725, including $395,794 unrealized depreciation, and were combined with those of Transamerica Asset Allocation – Moderate Growth VP. The aggregate net assets of Transamerica Asset Allocation – Moderate VP immediately before the acquisition were $4,870,262,842; the combined net assets of Transamerica Asset Allocation – Moderate Growth VP immediately after the acquisition were $4,878,134,567.

Shares issued to Transamerica Voya Moderate Growth Allocation VP shareholders are included in Issued from fund acquisition and Shares issued on fund acquisition within the Statement of Changes, and are as follows:

Class	Shares	Amount
Service	663,105	$7,871,725

The exchange ratio of the reorganization for Transamerica Asset Allocation – Moderate Growth VP is as follows:

Class	Exchange Ratio (A)
Service	0.85

(A)	Calculated by dividing the Transamerica Asset Allocation – Moderate Growth VP shares issuable by the Transamerica Voya Moderate Growth Allocation VP shares outstanding on December 23, 2015.

11. SUBSEQUENT EVENT

Effective July 1, 2016, the Board approved a new investment sub-advisory agreement with J.P. Morgan Investment Management, Inc., pursuant to which J.P. Morgan Investment Management, Inc. will serve as sub-adviser to Transamerica Asset Allocation – Moderate Growth VP.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Moderate Growth VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Asset Allocation – Moderate Growth VP (the “Portfolio”).

Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and TAM’s management oversight process.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Initial Class Shares of the Portfolio was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed with TAM the reasons for the underperformance and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board noted that it had recently approved the replacement of the Portfolio’s sub-adviser effective on or about July 1, 2016, as well as changes to the Portfolio’s principal investment strategies.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Moderate Growth VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and in light of any economies of scale experienced in the future.

Benefits to TAM and its Affiliates from their Relationships with the Portfolio

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-advisers. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Management Agreement.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Moderate VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,021.40	$0.70	$1,024.20	$0.70	0.14%
Service Class	1,000.00	1,018.90	1.96	1,022.90	1.96	0.39

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the underlying funds in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	45.9%
U.S. Equity Funds	34.9
International Equity Funds	13.6
International Fixed Income Funds	1.9
U.S. Mixed Allocation Fund	1.9
U.S. Alternative Fund	1.2
Money Market Fund	0.3
Repurchase Agreement	0.3
International Alternative Fund	0.0	*
Net Other Assets (Liabilities)	0.0	*
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.7%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E) (F)	36,728	$ 250,802

International Equity Funds - 13.6%
Transamerica Developing Markets Equity (B) (G)	4,585,905	41,869,311
Transamerica Emerging Markets Equity (G)	4,205,651	34,276,055
Transamerica Global Equity (G)	6,133,154	65,931,410
Transamerica Income & Growth (G)	8,521,119	81,035,838
Transamerica International Equity (G)	10,169,780	160,580,827
Transamerica International Equity Opportunities (G)	23,234,521	162,641,647
Transamerica International Small Cap (G)	15,493,101	137,268,874
Transamerica International Small Cap Value (G)	12,630,144	138,173,770

		821,777,732

International Fixed Income Funds - 1.9%
Transamerica Unconstrained Bond (G)	8,956,854	86,254,502
Transamerica Voya Limited Maturity Bond VP (H)	2,834,400	28,740,817

		114,995,319

Money Market Fund - 0.3%
Transamerica Government Money Market (G)	20,558,495	20,558,495

U.S. Alternative Fund - 1.2%
Transamerica Clarion Global Real Estate Securities VP (H)	5,288,137	70,120,702

U.S. Equity Funds - 34.9%
Transamerica Capital Growth (G)	8,319,986	136,198,178
Transamerica Concentrated Growth (G)	11,560,669	192,716,360
Transamerica Dividend Focused (G)	26,618,291	295,995,400
Transamerica Jennison Growth VP (H)	12,835,094	128,992,692
Transamerica JPMorgan Mid Cap Value VP (H)	3,383,174	73,617,875
Transamerica Large Cap Value (G)	38,745,314	466,493,575
Transamerica Mid Cap Growth (B) (G)	15,966,820	176,593,032
Transamerica Mid Cap Value Opportunities (G)	21,671,656	250,524,346
Transamerica Small Cap Core (G)	1,633,207	16,038,090
Transamerica Small Cap Growth (G)	11,753,984	144,103,846
Transamerica Small Cap Value (G)	9,195,931	88,280,940
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E) (F)	5,959	11,193

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Systematic Small/Mid Cap Value VP (H)	2,085,585	$ 41,252,865
Transamerica Voya Mid Cap Opportunities VP (H)	7,251,506	90,208,731

		2,101,027,123

U.S. Fixed Income Funds - 45.9%
Transamerica Aegon U.S. Government Securities VP (H)	43,653,641	539,995,533
Transamerica Bond (G)	13,420,881	127,364,158
Transamerica Core Bond (G)	34,800,258	357,746,649
Transamerica Floating Rate (G)	13,180,893	129,568,176
Transamerica High Yield Bond (G)	26,936,040	237,306,514
Transamerica Intermediate Bond (G)	51,177,575	531,223,231
Transamerica PIMCO Total Return VP (H)	42,642,626	492,095,910
Transamerica Short-Term Bond (G)	35,012,054	350,820,778

		2,766,120,949

U.S. Mixed Allocation Fund - 1.9%
Transamerica MLP & Energy Income (G)	15,080,049	112,044,766

Total Investment Companies (Cost $5,979,306,595)		6,006,895,888

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
State Street Bank & Trust Co. 0.03% (I), dated 06/30/2016, to be repurchased at $19,942,621 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $20,342,638.	$ 19,942,604	19,942,604

Total Repurchase Agreement (Cost $19,942,604)		19,942,604

Total Investments (Cost $5,999,249,199) (J)		6,026,838,492
Net Other Assets (Liabilities) - 0.0% (A)		1,696,731

Net Assets - 100.0%		$ 6,028,535,223

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$6,006,633,893	$—	$—	$6,006,633,893
Repurchase Agreement	—	19,942,604	—	19,942,604

Total	$6,006,633,893	$19,942,604	$—	$6,026,576,497

Investment Companies Measured at Net Asset Value (L)				$261,995

Total Investments				$6,026,838,492

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2016, total value of securities is $261,995, representing less than 0.1% of the Portfolio’s net assets.
(D)	Illiquid securities. At June 30, 2016, total value of illiquid securities is $261,995, representing less than 0.1% of the Portfolio’s net assets.
(E)	Investment in affiliated company of Transamerica Asset Management, Inc.
(F)	Restricted securities. At June 30, 2016, the restricted securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$377,870	$250,802	0.0	%(A)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	59,594	11,193	0.0	(A)

Total			$437,464	$261,995	0.0	%(A)

(G)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(H)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(I)	Rate disclosed reflects the yield at June 30, 2016.
(J)	Aggregate cost for federal income tax purposes is $5,999,249,199. Aggregate gross unrealized appreciation and depreciation for all securities is $212,882,160 and $185,292,867, respectively. Net unrealized appreciation for tax purposes is $27,589,293.
(K)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(L)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented in the Schedule of Investments.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Moderate VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Affiliated investments, at value (cost $5,979,306,595)	$6,006,895,888
Repurchase agreement, at value (cost $19,942,604)	19,942,604
Cash on deposit with broker	5,254,113
Receivables:
Shares sold	18,348
Interest	17
Dividends	79,759
Prepaid expenses	24,925

Total assets	6,032,215,654

Liabilities:
Payables and other liabilities:
Shares redeemed	1,432,746
Investment management fees	606,083
Distribution and service fees	1,109,637
Transfer agent fees	17,009
Trustees, CCO and deferred compensation fees	13,914
Audit and tax fees	55,829
Custody fees	72,834
Legal fees	164,845
Printing and shareholder reports fees	142,384
Other	65,150

Total liabilities	3,680,431

Net assets	$6,028,535,223

Net assets consist of:
Capital stock ($0.01 par value)	$5,331,594
Additional paid-in capital	5,749,354,068
Undistributed (distributions in excess of) net investment income (loss)	145,094,302
Accumulated net realized gain (loss)	101,165,966
Net unrealized appreciation (depreciation) on:
Affiliated investments	27,589,293

Net assets	$6,028,535,223

Net assets by class:
Initial Class	$619,471,866
Service Class	5,409,063,357

Shares outstanding:
Initial Class	54,120,278
Service Class	479,039,077

Net asset value and offering price per share:
Initial Class	$11.45
Service Class	11.29

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Dividend income from affiliated investments	$36,749,475
Interest income from unaffiliated investments	16,120

Total investment income	36,765,595

Expenses:
Investment advisory fees	969,165
Investment management fees	2,463,076
Distribution and service fees:
Service Class	6,680,712
Administration fees	218,062
Transfer agent fees	46,920
Trustees, CCO and deferred compensation fees	84,090
Audit and tax fees	54,530
Custody fees	76,405
Legal fees	172,801
Printing and shareholder reports fees	82,462
Other	79,591

Total expenses	10,927,814

Net investment income (loss)	25,837,781

Net realized gain (loss) on:
Affiliated investments	(389,563)
Futures contracts	(50,610,217)
Foreign currency transactions	(1,744)

Net realized gain (loss)	(51,001,524)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	131,323,096
Futures contracts	1,806,381

Net change in unrealized appreciation (depreciation)	133,129,477

Net realized and change in unrealized gain (loss)	82,127,953

Net increase (decrease) in net assets resulting from operations	$107,965,734

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Moderate VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$25,837,781	$119,271,234
Net realized gain (loss)	(51,001,524)	170,572,772
Net change in unrealized appreciation (depreciation)	133,129,477	(442,259,848)

Net increase (decrease) in net assets resulting from operations	107,965,734	(152,415,842)

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	–	(14,348,627)
Service Class	–	(107,749,435)

Total dividends and/or distributions from net investment income	–	(122,098,062)

Net realized gains:
Initial Class	–	(24,265,134)
Service Class	–	(204,463,710)

Total dividends and/or distributions from net realized gains	–	(228,728,844)

Total dividends and/or distributions to shareholders	–	(350,826,906)

Capital share transactions:
Proceeds from shares sold:
Initial Class	6,483,790	11,077,918
Service Class	8,188,749	88,399,493

	14,672,539	99,477,411

Issued from fund acquisition:
Service Class	–	11,803,570

	–	11,803,570

Dividends and/or distributions reinvested:
Initial Class	–	38,613,761
Service Class	–	312,213,145

	–	350,826,906

Cost of shares redeemed:
Initial Class	(40,738,286)	(196,560,190)
Service Class	(231,967,746)	(303,110,641)

	(272,706,032)	(499,670,831)

Net increase (decrease) in net assets resulting from capital share transactions	(258,033,493)	(37,562,944)

Net increase (decrease) in net assets	(150,067,759)	(540,805,692)

Net assets:
Beginning of period/year	6,178,602,982	6,719,408,674

End of period/year	$6,028,535,223	$6,178,602,982

Undistributed (distributions in excess of) net investment income (loss)	$145,094,302	$119,256,521

Capital share transactions - shares:
Shares issued:
Initial Class	581,959	933,957
Service Class	751,402	7,286,800

	1,333,361	8,220,757

Shares issued on fund acquisition:
Service Class	–	1,061,386

	–	1,061,386

Shares reinvested:
Initial Class	–	3,411,110
Service Class	–	27,901,085

	–	31,312,195

Shares redeemed:
Initial Class	(3,669,984)	(16,093,550)
Service Class	(21,126,425)	(25,822,440)

	(24,796,409)	(41,915,990)

Net increase (decrease) in shares outstanding:
Initial Class	(3,088,025)	(11,748,483)
Service Class	(20,375,023)	10,426,831

	(23,463,048)	(1,321,652)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Moderate VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$11.22		$12.17	$12.10	$10.93	$10.26	$10.45

Investment operations:
Net investment income (loss) (A) (B)	0.06		0.24	0.26	0.32	0.32	0.32
Net realized and unrealized gain (loss)	0.17		(0.52)	0.09	1.14	0.64	(0.26)

Total investment operations	0.23		(0.28)	0.35	1.46	0.96	0.06

Dividends and/or distributions to shareholders:
Net investment income	—		(0.25)	(0.28)	(0.29)	(0.29)	(0.25)
Net realized gains	—		(0.42)	—	—	—	—

Total dividends and/or distributions to shareholders	—		(0.67)	(0.28)	(0.29)	(0.29)	(0.25)

Net asset value, end of period/year	$11.45		$11.22	$12.17	$12.10	$10.93	$10.26

Total return (C)	2.14	%(D)	(2.23)%	2.77%	13.50%	9.44%	0.59%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$619,472		$642,102	$838,875	$917,763	$911,127	$946,623
Expenses to average net assets (E)	0.14	%(F)	0.14%	0.14%	0.14%	0.14%	0.13%
Net investment income (loss) to average net assets (B)	1.09	%(F)	1.97%	2.10%	2.74%	2.94%	3.04%
Portfolio turnover rate (G)	17	%(D)	33%	22%	25%	50%	23%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$11.09		$12.03	$11.97	$10.82	$10.17	$10.37

Investment operations:
Net investment income (loss) (A) (B)	0.05		0.21	0.24	0.31	0.30	0.32
Net realized and unrealized gain (loss)	0.15		(0.51)	0.07	1.10	0.62	(0.29)

Total investment operations	0.20		(0.30)	0.31	1.41	0.92	0.03

Dividends and/or distributions to shareholders:
Net investment income	—		(0.22)	(0.25)	(0.26)	(0.27)	(0.23)
Net realized gains	—		(0.42)	—	—	—	—

Total dividends and/or distributions to shareholders	—		(0.64)	(0.25)	(0.26)	(0.27)	(0.23)

Net asset value, end of period/year	$11.29		$11.09	$12.03	$11.97	$10.82	$10.17

Total return (C)	1.80	%(D)	(2.48)%	2.61%	13.23%	9.11%	0.29%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,409,063		$5,536,501	$5,880,534	$4,730,918	$3,488,590	$2,772,819
Expenses to average net assets (E)	0.39	%(F)	0.39%	0.39%	0.39%	0.39%	0.38%
Net investment income (loss) to average net assets (B)	0.84	%(F)	1.79%	1.97%	2.69%	2.84%	3.02%
Portfolio turnover rate (G)	17	%(D)	33%	22%	25%	50%	23%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Asset Allocation – Moderate VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2016.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolio’s Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2016, if any, are identified in the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2016, if any, are listed in the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary market risk exposure as of June 30, 2016.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$5,715,008	$—	$(56,325,225)	$—	$—	$(50,610,217)
Total	$5,715,008	$—	$(56,325,225)	$—	$—	$(50,610,217)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(4,767,659)	$—	$6,574,040	$—	$—	$1,806,381
Total	$(4,767,659)	$—	$6,574,040	$—	$—	$1,806,381

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2016.

Futures Contracts at Notional Amount
Long	Short
194,640,071	(705,290,971)

7. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

All of the Portfolio holdings in investment companies are considered affiliated. Interest, dividends, realized and unrealized gains (losses) are broken out on the Statement of Operations.

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $10 billion	0.1225%	0.1000%
Over $10 billion	0.1125%	0.0900%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.25%	May 1, 2017

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.0225% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 1,183,555,254	$ 989,110,759

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

10. REORGANIZATION

Following the close of business on December 23, 2015, Transamerica Asset Allocation – Moderate VP acquired all of the net assets of Transamerica Voya Balanced Allocation VP pursuant to a Plan of Reorganization. Transamerica Asset Allocation – Moderate VP is the accounting survivor. The purpose of the transaction was to achieve a more cohesive, focused, and streamlined fund complex. The acquisition was accomplished by a tax-free exchange of 1,061,386 shares of Transamerica Asset Allocation – Moderate VP for 1,209,677 shares of Transamerica Voya Balanced Allocation VP outstanding on December 23, 2015. Transamerica Voya Balanced Allocation VP’s net assets at that date was $11,803,570, including $595,597 unrealized depreciation, and were combined with those of Transamerica Asset Allocation – Moderate VP. The aggregate net assets of Transamerica Asset Allocation – Moderate VP immediately before the acquisition were $6,191,331,154; the combined net assets of Transamerica Asset Allocation – Moderate VP immediately after the acquisition were $6,203,134,724. In the acquisition, Transamerica Asset Allocation – Moderate VP retained certain capital loss carryforwards from Transamerica Voya Balanced Allocation VP in the amount of $46,918. The Portfolio could be subject to loss limitation rules.

Shares issued to Transamerica Voya Balanced Allocation VP shareholders are included in Issued from fund acquisition and Shares issued on fund acquisition within the Statement of Changes, and are as follows:

Class	Shares	Amount
Service	1,061,386	$11,803,570

The exchange ratio of the reorganization for Transamerica Asset Allocation – Moderate VP is as follows:

Class	Exchange Ratio (A)
Service	0.88

(A)	Calculated by dividing the Transamerica Asset Allocation – Moderate VP shares issuable by the Transamerica Voya Balanced Allocation VP shares outstanding on December 23, 2015.

11. SUBSEQUENT EVENT

Effective July 1, 2016, the Board approved a new investment sub-advisory agreement with J.P. Morgan Investment Management, Inc., pursuant to which J.P. Morgan Investment Management, Inc. will serve as sub-adviser to Transamerica Asset Allocation – Moderate VP.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Moderate VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Asset Allocation – Moderate VP (the “Portfolio”).

Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and TAM’s management oversight process.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Initial Class Shares of the Portfolio was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed with TAM the reasons for the underperformance and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board noted that it had recently approved the replacement of the Portfolio’s sub-adviser effective on or about July 1, 2016, as well as changes to the Portfolio’s principal investment strategies.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Asset Allocation – Moderate VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and in light of any economies of scale experienced in the future.

Benefits to TAM and its Affiliates from their Relationships with the Portfolio

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-advisers. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Management Agreement.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Barrow Hanley Dividend Focused VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio
Initial Class	$1,000.00	$1,047.80	$3.67	$1,021.30	$3.62	0.72%
Service Class	1,000.00	1,046.30	4.94	1,020.00	4.87	0.97

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	98.1%
Securities Lending Collateral	0.5
Repurchase Agreement	0.0 *
Net Other Assets (Liabilities)	1.4
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Barrow Hanley Dividend Focused VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Aerospace & Defense - 9.8%
General Dynamics Corp.	90,100	$ 12,545,524
Honeywell International, Inc.	283,600	32,988,352
Raytheon Co.	221,800	30,153,710
United Technologies Corp.	90,200	9,250,010

		84,937,596

Airlines - 2.2%
Southwest Airlines Co.	495,400	19,424,634

Auto Components - 1.0%
Johnson Controls, Inc.	191,400	8,471,364

Banks - 11.9%
Bank of America Corp.	2,420,100	32,114,727
Comerica, Inc., Class A	165,400	6,802,902
JPMorgan Chase & Co.	335,300	20,835,542
PNC Financial Services Group, Inc.	83,000	6,755,370
Wells Fargo & Co.	776,700	36,761,211

		103,269,752

Capital Markets - 3.8%
Ameriprise Financial, Inc.	83,300	7,484,505
State Street Corp.	475,400	25,633,568

		33,118,073

Construction Materials - 2.7%
CRH PLC, ADR	793,992	23,486,283

Consumer Finance - 2.1%
American Express Co.	306,100	18,598,636

Containers & Packaging - 0.9%
International Paper Co.	181,800	7,704,684

Diversified Telecommunication Services - 7.9%
AT&T, Inc.	772,900	33,397,009
Verizon Communications, Inc.	626,000	34,955,840

		68,352,849

Electric Utilities - 2.9%
Entergy Corp., Class B	316,200	25,722,870

Food & Staples Retailing - 3.1%
Wal-Mart Stores, Inc.	374,500	27,345,990

Health Care Equipment & Supplies - 3.1%
Medtronic PLC	310,400	26,933,408

Health Care Providers & Services - 1.9%
Cardinal Health, Inc.	209,600	16,350,896

Household Durables - 2.8%
Lennar Corp., Class A (A)	343,200	15,821,520
Whirlpool Corp.	51,700	8,615,288

		24,436,808

Industrial Conglomerates - 0.2%
General Electric Co.	47,200	1,485,856

Insurance - 3.2%
Loews Corp.	373,700	15,355,333
XL Group PLC, Class A	365,400	12,171,474

		27,526,807

IT Services - 2.0%
International Business Machines Corp.	113,900	17,287,742

Machinery - 2.5%
Stanley Black & Decker, Inc.	192,831	21,446,664

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining - 0.6%
Rio Tinto PLC, ADR (A)	163,100	$ 5,105,030

Multiline Retail - 2.2%
Target Corp. (A)	278,800	19,465,816

Oil, Gas & Consumable Fuels - 9.4%
BP PLC, ADR	645,548	22,923,409
ConocoPhillips	399,831	17,432,632
Occidental Petroleum Corp.	300,959	22,740,462
Phillips 66 (A)	234,800	18,629,032

		81,725,535

Pharmaceuticals - 13.2%
Johnson & Johnson	313,000	37,966,900
Merck & Co., Inc.	584,400	33,667,284
Pfizer, Inc.	1,222,300	43,037,183

		114,671,367

Road & Rail - 1.1%
Norfolk Southern Corp.	114,200	9,721,846

Specialty Retail - 1.0%
Gap, Inc., Class A (A)	396,900	8,422,218

Tobacco - 6.6%
Altria Group, Inc.	339,700	23,425,712
Philip Morris International, Inc.	335,300	34,106,716

		57,532,428

Total Common Stocks (Cost $743,635,756)		852,545,152

SECURITIES LENDING COLLATERAL - 0.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (B)	4,434,221	4,434,221

Total Securities Lending Collateral (Cost $4,434,221)		4,434,221

	Principal	Value
REPURCHASE AGREEMENT - 0.0% (C)
State Street Bank & Trust Co. 0.03% (B), dated 06/30/2016, to be repurchased at $218,877 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $224,950.	$ 218,877	218,877

Total Repurchase Agreement (Cost $218,877)		218,877

Total Investments (Cost $748,288,854) (D)		857,198,250
Net Other Assets (Liabilities) - 1.4%		11,870,417

Net Assets - 100.0%		$ 869,068,667

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Barrow Hanley Dividend Focused VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$852,545,152	$—	$—	$852,545,152
Securities Lending Collateral	4,434,221	—	—	4,434,221
Repurchase Agreement	—	218,877	—	218,877

Total Investments	$856,979,373	$218,877	$—	$857,198,250

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,329,969. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2016.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Aggregate cost for federal income tax purposes is $748,288,854. Aggregate gross unrealized appreciation and depreciation for all securities is $153,345,457 and $44,436,061, respectively. Net unrealized appreciation for tax purposes is $108,909,396.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Barrow Hanley Dividend Focused VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Investments, at value (cost $748,069,977) (including securities loaned of $4,329,969)	$856,979,373
Repurchase agreement, at value (cost $218,877)	218,877
Receivables:
Shares sold	15,138,930
Dividends	1,869,362
Net income from securities lending	2,705
Prepaid expenses	3,162

Total assets	874,212,409

Liabilities:
Payables and other liabilities:
Shares redeemed	52,928
Investment management fees	474,075
Distribution and service fees	43,049
Transfer agent fees	2,304
Trustees, CCO and deferred compensation fees	1,927
Audit and tax fees	12,803
Custody fees	18,568
Legal fees	23,055
Printing and shareholder reports fees	71,024
Other	9,788
Collateral for securities on loan	4,434,221

Total liabilities	5,143,742

Net assets	$869,068,667

Net assets consist of:
Capital stock ($0.01 par value)	$413,332
Additional paid-in capital	977,484,907
Undistributed (distributions in excess of) net investment income (loss)	27,648,024
Accumulated net realized gain (loss)	(245,386,992)
Net unrealized appreciation (depreciation) on:
Investments	108,909,396

Net assets	$869,068,667

Net assets by class:
Initial Class	$642,102,144
Service Class	226,966,523

Shares outstanding:
Initial Class	30,534,815
Service Class	10,798,427

Net asset value and offering price per share:
Initial Class	$21.03
Service Class	21.02

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Dividend income	$12,160,673
Interest income	349
Net income (loss) from securities lending	48,458

Total investment income	12,209,480

Expenses:
Investment advisory fees	852,458
Investment management fees	1,916,068
Distribution and service fees:
Service Class	252,414
Administration fees	38,934
Transfer agent fees	6,423
Trustees, CCO and deferred compensation fees	11,620
Audit and tax fees	12,897
Custody fees	41,229
Legal fees	24,535
Printing and shareholder reports fees	33,089
Other	11,880

Total expenses	3,201,547

Net investment income (loss)	9,007,933

Net realized gain (loss) on:
Investments	6,910,776

Net realized gain (loss)	6,910,776

Net change in unrealized appreciation (depreciation) on:
Investments	21,895,627

Net change in unrealized appreciation (depreciation)	21,895,627

Net realized and change in unrealized gain (loss)	28,806,403

Net increase (decrease) in net assets resulting from operations	$37,814,336

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Barrow Hanley Dividend Focused VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$9,007,933	$18,642,362
Net realized gain (loss)	6,910,776	69,549,980
Net change in unrealized appreciation (depreciation)	21,895,627	(121,612,966)

Net increase (decrease) in net assets resulting from operations	37,814,336	(33,420,624)

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(12,976,970)
Service Class	—	(3,612,960)

Total dividends and/or distributions from net investment income	—	(16,589,930)

Capital share transactions:
Proceeds from shares sold:
Initial Class	6,162,357	15,259,036
Service Class	23,764,749	24,732,147

	29,927,106	39,991,183

Dividends and/or distributions reinvested:
Initial Class	—	12,976,970
Service Class	—	3,612,960

	—	16,589,930

Cost of shares redeemed:
Initial Class	(32,119,305)	(138,726,656)
Service Class	(15,536,863)	(29,227,204)

	(47,656,168)	(167,953,860)

Net increase (decrease) in net assets resulting from capital share transactions	(17,729,062)	(111,372,747)

Net increase (decrease) in net assets	20,085,274	(161,383,301)

Net assets:
Beginning of period/year	848,983,393	1,010,366,694

End of period/year	$869,068,667	$848,983,393

Undistributed (distributions in excess of) net investment income (loss)	$27,648,024	$18,640,091

Capital share transactions - shares:
Shares issued:
Initial Class	302,392	743,692
Service Class	1,147,969	1,193,671

	1,450,361	1,937,363

Shares reinvested:
Initial Class	—	654,081
Service Class	—	181,739

	—	835,820

Shares redeemed:
Initial Class	(1,614,769)	(6,615,745)
Service Class	(793,570)	(1,423,567)

	(2,408,339)	(8,039,312)

Net increase (decrease) in shares outstanding:
Initial Class	(1,312,377)	(5,217,972)
Service Class	354,399	(48,157)

	(957,978)	(5,266,129)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Barrow Hanley Dividend Focused VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$20.07		$21.24	$19.19	$15.08	$13.74	$13.65

Investment operations:
Net investment income (loss) (A)	0.22		0.43	0.36	0.29	0.23	0.20
Net realized and unrealized gain (loss)	0.74		(1.20)	1.96	4.23	1.38	0.14

Total investment operations	0.96		(0.77)	2.32	4.52	1.61	0.34

Dividends and/or distributions to shareholders:
Net investment income	—		(0.40)	(0.27)	(0.41)	(0.27)	(0.25)

Net asset value, end of period/year	$21.03		$20.07	$21.24	$19.19	$15.08	$13.74

Total return (B)	4.78	%(C)	(3.59)%	12.17%	30.24%	11.80%	2.66%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$642,102		$639,203	$787,329	$727,690	$886,999	$1,092,567
Expenses to average net assets	0.72	%(D)	0.71%	0.71%	0.76%	0.82%	0.80%
Net investment income (loss) to average net assets	2.26	%(D)	2.08%	1.80%	1.64%	1.58%	1.44%
Portfolio turnover rate	3	%(C)	9%	14%	100%	107%	85%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$20.09		$21.26	$19.22	$15.11	$13.78	$13.69

Investment operations:
Net investment income (loss) (A)	0.20		0.38	0.31	0.24	0.20	0.17
Net realized and unrealized gain (loss)	0.73		(1.20)	1.97	4.24	1.37	0.15

Total investment operations	0.93		(0.82)	2.28	4.48	1.57	0.32

Dividends and/or distributions to shareholders:
Net investment income	—		(0.35)	(0.24)	(0.37)	(0.24)	(0.23)

Net asset value, end of period/year	$21.02		$20.09	$21.26	$19.22	$15.11	$13.78

Total return (B)	4.63	%(C)	(3.83)%	11.94%	29.93%	11.47%	2.46%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$226,967		$209,780	$223,038	$150,270	$112,981	$88,258
Expenses to average net assets	0.97	%(D)	0.96%	0.96%	1.01%	1.07%	1.05%
Net investment income (loss) to average net assets	2.00	%(D)	1.83%	1.54%	1.41%	1.34%	1.22%
Portfolio turnover rate	3	%(C)	9%	14%	100%	107%	85%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Barrow Hanley Dividend Focused VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Barrow Hanley Dividend Focused VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Barrow Hanley Dividend Focused VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included in Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2016, commissions recaptured are $7,046.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Barrow Hanley Dividend Focused VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Barrow Hanley Dividend Focused VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Net income from securities lending in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$4,434,221	$—	$—	$—	$4,434,221
Total Borrowings	$4,434,221	$—	$—	$—	$4,434,221
Gross amount of recognized liabilities for securities lending transactions					$4,434,221

5. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Barrow Hanley Dividend Focused VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

As of June 30, 2016, the percentage of Portfolio net assets owned by affiliated investors are as follows:

Portfolio	Value	Percentage of Net Assets
Transamerica BlackRock Tactical Allocation VP	$128,316,315	14.76%

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $200 million	0.78%	0.75%
Over $200 million up to $500 million	0.68%	0.65%
Over $500 million	0.63%	0.60%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit (A)	Operating Expense Limit Effective Through
0.85%	May 1, 2017

(A)	Prior to May 1, 2016, the expense limit was 0.90%.

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Barrow Hanley Dividend Focused VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

6. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 28,262,361	$ —	$ 42,390,443	$ —

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Barrow Hanley Dividend Focused VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Barrow Hanley Dividend Focused VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Barrow Hanley Dividend Focused VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Barrow, Hanley, Mewhinney & Strauss, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 3- and 5-year periods, in line with the median for the past 1-year period and below the median for the past 10-year period. The Board also

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Barrow Hanley Dividend Focused VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

noted that the performance of Initial Class Shares of the Portfolio was above its benchmark for the past 1-year period and below its benchmark for the past 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on May 1, 2013 pursuant to its current investment objective and investment strategies.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Barrow Hanley Dividend Focused VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Equity Smart Beta 100 VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The actual expense examples are based on an investment of $1,000 invested at March 21, 2016, and held for the entire period until June 30, 2016.

The hypothetical expense examples are based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) March 21, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) March 21, 2016 - June 30, 2016	Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,034.00	$1.57	$1,022.10	$2.82	0.56%

(A)	5% return per year before expenses.

(B)	Portfolio commenced operations on March 21, 2016. Actual expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (101 days), and divided by the number of days in the year (366 days). For comparability purposes, hypothetical expenses assume that the Portfolio was in operation for the entire six-month period ended June 30, 2016. Thus, the hypothetical expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or ETFs in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	46.3%
International Equity Funds	15.4
Net Other Assets (Liabilities)	38.3
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Equity Smart Beta 100 VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 61.7%
International Equity Funds - 15.4%
iShares Edge MSCI Min Vol EAFE ETF	5,496	$ 364,880
iShares Edge MSCI Min Vol Emerging Markets ETF	1,999	103,128

		468,008

U.S. Equity Funds - 46.3%
iShares Edge MSCI Min Vol USA ETF	6,634	306,557
iShares Edge MSCI USA Momentum Factor ETF	3,997	305,371
iShares Edge MSCI USA Quality Factor ETF	4,630	305,580
iShares Edge MSCI USA Size Factor ETF	2,769	188,569
iShares Edge MSCI USA Value Factor ETF	4,966	306,054

		1,412,131

Total Exchange-Traded Funds (Cost $1,859,729)		1,880,139

Total Investments (Cost $1,859,729) (A)		1,880,139
Net Other Assets (Liabilities) - 38.3%		1,167,151

Net Assets - 100.0%		$ 3,047,290

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$1,880,139	$—	$—	$1,880,139

Total Investments	$1,880,139	$—	$—	$1,880,139

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Aggregate cost for federal income tax purposes is $1,859,729. Aggregate gross unrealized appreciation and depreciation for all securities is $25,703 and $5,293, respectively. Net unrealized appreciation for tax purposes is $20,410.
(B)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Equity Smart Beta 100 VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Unaffiliated investments, at value (cost $1,859,729)	$1,880,139
Cash	84,626
Receivables:
Shares sold	1,162,240
Due from adviser	8,042

Total assets	3,135,047

Liabilities:
Payables and other liabilities:
Shares redeemed	3
Investments purchased	81,793
Distribution and service fees	307
Transfer agent fees	303
Trustees, CCO and deferred compensation fees	177
Audit and tax fees	3,429
Custody fees	1,515
Legal fees	50
Other	180

Total liabilities	87,757

Net assets	$3,047,290

Net assets consist of:
Capital stock ($0.01 par value)	$2,947
Additional paid-in capital	3,013,398
Undistributed (distributions in excess of) net investment income (loss)	10,322
Accumulated net realized gain (loss)	213
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	20,410

Net assets	$3,047,290

Shares outstanding	294,679

Net asset value and offering price per share	$10.34

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited) (A)

Investment Income:
Dividend income from unaffiliated investments	$11,477

Total investment income	11,477

Expenses:
Investment management fees	619
Distribution and service fees	516
Transfer agent fees	303
Trustees, CCO and deferred compensation fees	184
Audit and tax fees	3,429
Custody fees	1,515
Legal fees	4,288
Printing and shareholder reports fees	3,184
Other	201

Total expenses before waiver and/or reimbursement and recapture	14,239

Expense waived and/or reimbursed	(13,084)

Net expenses	1,155

Net investment income (loss)	10,322

Net realized gain (loss) on:
Unaffiliated investments	213

Net realized gain (loss)	213

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	20,410

Net change in unrealized appreciation (depreciation)	20,410

Net realized and change in unrealized gain (loss)	20,623

Net increase (decrease) in net assets resulting from operations	$30,945

(A)	Commenced operations on March 21, 2016.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Equity Smart Beta 100 VP

STATEMENT OF CHANGES IN NET ASSETS

For the period ended:

June 30, 2016 (unaudited) (A)
From operations:
Net investment income (loss)	$10,322
Net realized gain (loss)	213
Net change in unrealized appreciation (depreciation)	20,410

Net increase (decrease) in net assets resulting from operations	30,945

Capital share transactions:
Proceeds from shares sold	3,049,369
Cost of shares redeemed	(33,024)

Net increase (decrease) in net assets resulting from capital share transactions	3,016,345

Net increase (decrease) in net assets	3,047,290

Net assets:
Beginning of period	—

End of period	$3,047,290

Undistributed (distributions in excess of) net investment income (loss)	$10,322

Capital share transactions - shares:
Shares issued	297,936
Shares redeemed	(3,257)

Net increase (decrease) in shares outstanding	294,679

(A)	Commenced operations on March 21, 2016.

FINANCIAL HIGHLIGHTS

For a share outstanding during the period indicated:

	Service Class
	June 30, 2016 (unaudited) (A)
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income (loss) (B) (C)	0.04
Net realized and unrealized gain (loss)	0.30

Total investment operations	0.34

Net asset value, end of period	$10.34

Total return (D)	3.40	%(E)

Ratio and supplemental data:
Net assets end of period (000’s)	$3,047
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	6.90	%(G)
Including waiver and/or reimbursement and recapture	0.56	%(G)
Net investment income (loss) to average net assets (C)	5.00	%(G)
Portfolio turnover rate (H)	6	%(E)

(A)	Commenced operations on March 21, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Equity Smart Beta 100 VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Equity Smart Beta 100 VP (the “Portfolio”) commenced operations on March 21, 2016. The Portfolio is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Equity Smart Beta 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2016.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Equity Smart Beta 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

4. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment managment fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Equity Smart Beta 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

4. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Rate (A)
First $1 billion	0.30%
Over $1 billion	0.28%

(A)	TAM has contractually agreed to waive 0.05% of its management fee through May 1, 2017.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.31%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, the balances available for recapture by TAM for the Portfolio are as follows:

Amounts Available from Fiscal Year
2016
$ 12,981

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Equity Smart Beta 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 1,894,779	$ 35,264

6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio (C)
Service Class	$1,000.00	$982.30	$2.81	$1,022.00	$2.87	0.57%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the underlying funds in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
International Alternative Fund	95.9%
Repurchase Agreement	3.2
Net Other Assets (Liabilities) ^	0.9
Total	100.0%

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 95.9%
International Alternative Fund - 95.9%
Transamerica Blackrock Global Allocation VP (A)	18,134,597	$ 150,335,807

Total Investment Company (Cost $168,479,305)		150,335,807

Principal	Value
REPURCHASE AGREEMENT - 3.2%

State Street Bank & Trust Co. 0.03% (B), dated 06/30/2016, to be repurchased at $5,054,861 on 07/01/2016. Collateralized by a U.S. Government Obligation, 3.63%, due 08/15/2019, and with a value of $5,158,371.

$ 5,054,857	$ 5,054,857

Total Repurchase Agreement (Cost $5,054,857)	5,054,857

Total Investments (Cost $173,534,162) (C)	155,390,664
Net Other Assets (Liabilities) - 0.9%	1,385,045

Net Assets - 100.0%	$ 156,775,709

FUTURES CONTRACTS: (D)
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
EUR Currency	Short	(52)	09/19/2016	$27,671	$—
EURO STOXX 50® Index	Short	(236)	09/16/2016	—	(258,418)
FTSE 100 Index	Short	(31)	09/16/2016	—	(184,172)
GBP Currency	Short	(28)	09/19/2016	58,065	—
JPY Currency	Short	(60)	09/19/2016	—	(26,673)
MSCI Emerging Markets Mini Index	Short	(68)	09/16/2016	—	(135,219)
Nikkei 225 Index	Short	(46)	09/08/2016	—	(72,144)
Russell 2000® Mini Index	Short	(4)	09/16/2016	—	(16,924)
S&P 500® E-Mini	Short	(199)	09/16/2016	—	(590,152)
S&P Midcap 400® E-Mini Index	Short	(20)	09/16/2016	—	(93,995)

Total				$85,736	$(1,377,697)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$150,335,807	$—	$—	$150,335,807
Repurchase Agreement	—	5,054,857	—	5,054,857

Total Investments	$150,335,807	$5,054,857	$—	$155,390,664

Other Financial Instruments
Futures Contracts (F)	$85,736	$—	$—	$85,736

Total Other Financial Instruments	$85,736	$—	$—	$85,736

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(1,377,697)	$—	$—	$(1,377,697)

Total Other Financial Instruments	$(1,377,697)	$—	$—	$(1,377,697)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(B)	Rate disclosed reflects the yield at June 30, 2016.
(C)	Aggregate cost for federal income tax purposes is $173,534,162. Net unrealized depreciation for tax purposes is $18,143,498.
(D)	Cash in the amount of $3,035,133 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen

PORTFOLIO ABBREVIATIONS:

FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Affiliated investments, at value (cost $168,479,305)	$150,335,807
Repurchase agreement, at value (cost $5,054,857)	5,054,857
Cash on deposit with broker	3,035,133
Receivables:
Shares sold	66,805
Interest	4
Prepaid expenses	872

Total assets	158,493,478

Liabilities:
Due to custodian	1,256,024
Payables and other liabilities:
Investment management fees	29,572
Distribution and service fees	32,120
Transfer agent fees	175
Trustees, CCO and deferred compensation fees	717
Audit and tax fees	6,844
Custody fees	1,582
Legal fees	363
Printing and shareholder reports fees	157
Other	752
Variation margin payable	389,463

Total liabilities	1,717,769

Net assets	$156,775,709

Net assets consist of:
Capital stock ($0.01 par value)	$166,395
Additional paid-in capital	165,143,587
Undistributed (distributions in excess of) net investment income (loss)	2,685,744
Accumulated net realized gain (loss)	8,172,051
Net unrealized appreciation (depreciation) on:
Affiliated investments	(18,143,498)
Futures contracts	(1,291,961)
Translation of assets and liabilities denominated in foreign currencies	43,391

Net assets	$156,775,709

Shares outstanding	16,639,473

Net asset value and offering price per share	$9.42

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Interest income from unaffiliated investments	$907

Total investment income	907

Expenses:
Investment advisory fees	53,887
Investment management fees	139,736
Distribution and service fees	178,651
Administration fees	6,466
Transfer agent fees	911
Trustees, CCO and deferred compensation fees	1,566
Audit and tax fees	6,942
Custody fees	20,561
Legal fees	2,115
Printing and shareholder reports fees	1,253
Other	3,977

Total expenses before waiver and/or reimbursement and recapture	416,065

Expense waived and/or reimbursed	(7,413)
Recapture of previously waived and/or reimbursed fees	1,742

Net expenses	410,394

Net investment income (loss)	(409,487)

Net realized gain (loss) on:
Futures contracts	(2,242,338)
Foreign currency transactions	3,689

Net realized gain (loss)	(2,238,649)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	1,632,151
Futures contracts	(1,210,042)
Translation of assets and liabilities denominated in foreign currencies	43,736

Net change in unrealized appreciation (depreciation)	465,845

Net realized and change in unrealized gain (loss)	(1,772,804)

Net increase (decrease) in net assets resulting from operations	$(2,182,291)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$(409,487)	$3,081,930
Net realized gain (loss)	(2,238,649)	10,428,620
Net change in unrealized appreciation (depreciation)	465,845	(19,808,181)

Net increase (decrease) in net assets resulting from operations	(2,182,291)	(6,297,631)

Capital share transactions:
Proceeds from shares sold	31,145,985	131,828,220
Cost of shares redeemed	(3,615,468)	(3,914,424)

Net increase (decrease) in net assets resulting from capital share transactions	27,530,517	127,913,796

Net increase (decrease) in net assets	25,348,226	121,616,165

Net assets:
Beginning of period/year	131,427,483	9,811,318

End of period/year	$156,775,709	$131,427,483

Undistributed (distributions in excess of) net investment income (loss)	$2,685,744	$3,095,231

Capital share transactions - shares:
Shares issued	3,311,375	13,123,899
Shares redeemed	(383,307)	(400,326)

Net increase (decrease) in shares outstanding	2,928,068	12,723,573

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and year indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014 (A)
Net asset value, beginning of period/year	$9.59		$9.93	$10.00

Investment operations:
Net investment income (loss) (B) (C)	(0.03)		0.41	(0.01)
Net realized and unrealized gain (loss)	(0.14)		(0.75)	(0.06)

Total investment operations	(0.17)		(0.34)	(0.07)

Net asset value, end of period/year	$9.42		$9.59	$9.93

Total return (D)	(1.77	)%(E)	(3.42)%	(0.70	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$156,776		$131,427	$9,811
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.58	%(G)	0.60%	2.31	%(G)
Including waiver and/or reimbursement and recapture	0.57	%(G)	0.57%	0.57	%(G)
Net investment income (loss) to average net assets (C)	(0.57	)%(G)	4.16%	(0.57	)%(G)
Portfolio turnover rate (H)	—	%(E)	—%	—	%(E)

(A)	Commenced operations on November 10, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Global Allocation Managed Risk - Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2016.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2016, if any, are listed in the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2016.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized appreciation on futures contracts (A) (B)	$—	$85,736	$—	$—	$—	$85,736
Total	$—	$85,736	$—	$—	$—	$85,736

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized depreciation on futures contracts (A) (B)	$—	$(26,673)	$(1,351,024)	$—	$—	$(1,377,697)
Total	$—	$(26,673)	$(1,351,024)	$—	$—	$(1,377,697)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary market risk exposure as of June 30, 2016.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$(594,302)	$(1,648,036)	$—	$—	$(2,242,338)
Total	$—	$(594,302)	$(1,648,036)	$—	$—	$(2,242,338)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$66,874	$(1,276,916)	$—	$—	$(1,210,042)
Total	$—	$66,874	$(1,276,916)	$—	$—	$(1,210,042)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2016.

Futures Contracts at Notional Amount
Long	Short
—	(4,642,926)

6. INVESTMENT CONCENTRATION

Throughout the period, the Portfolio can have investments that account for a significant percentage of the Portfolio’s total assets. At June 30, 2016, the most recent financial statements are included within this report for the following investments:

Investment	Percentage of Total Assets
Transamerica BlackRock Global Allocation VP	94.85%

7. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

All of the Portfolio holdings in investment companies are considered affiliated. Interest, dividends, realized and unrealized gains (losses) are broken out on the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $5 billion	0.28%	0.25%
Over $5 billion up to $10 billion	0.27%	0.24%
Over $10 billion	0.22%	0.19%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.32%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, the balances available for recapture by TAM for the Portfolio are as follows:

Amounts Available from Fiscal Years
2014	2015	2016	Total
$ 7,975	$ 25,880	$ 7,413	$ 41,268

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 24,630,185	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock Global Allocation Managed Risk – Balanced VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Milliman Financial Risk Management LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for the period ended December 31, 2015.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe for the past 1-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1-year period.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio (C)
Service Class	$1,000.00	$974.40	$2.99	$1,021.80	$3.07	0.61%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the underlying funds in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
International Alternative Fund	96.5%
Repurchase Agreement	2.8
Net Other Assets (Liabilities) ^	0.7
Total	100.0%

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 96.5%
International Alternative Fund - 96.5%
Transamerica Blackrock Global Allocation VP (A)	19,740,155	$ 163,645,884

Total Investment Company (Cost $185,106,740)		163,645,884

Principal	Value
REPURCHASE AGREEMENT - 2.8%

State Street Bank & Trust Co. 0.03% (B), dated 06/30/2016, to be repurchased at $4,795,318 on 07/01/2016. Collateralized by a U.S. Government Obligation, 3.63%, due 08/15/2019, and with a value of $4,893,839.

$ 4,795,314	$ 4,795,314

Total Repurchase Agreement (Cost $4,795,314)	4,795,314

Total Investments (Cost $189,902,054) (C)	168,441,198
Net Other Assets (Liabilities) - 0.7%	1,164,378

Net Assets - 100.0%	$ 169,605,576

FUTURES CONTRACTS: (D)
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
EUR Currency	Short	(40)	09/19/2016	$—	$(24,057)
EURO STOXX 50® Index	Short	(244)	09/16/2016	—	(327,994)
FTSE 100 Index	Short	(31)	09/16/2016	—	(171,525)
GBP Currency	Short	(27)	09/19/2016	9,435	—
JPY Currency	Short	(52)	09/19/2016	61,034	—
MSCI Emerging Markets Mini Index	Short	(70)	09/16/2016	—	(148,541)
Nikkei 225 Index	Short	(45)	09/08/2016	—	(177,445)
Russell 2000® Mini Index	Short	(4)	09/16/2016	—	(19,194)
S&P 500® E-Mini	Short	(205)	09/16/2016	—	(734,379)
S&P Midcap 400® E-Mini Index	Short	(21)	09/16/2016	—	(128,776)

Total				$70,469	$(1,731,911)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$163,645,884	$—	$—	$163,645,884
Repurchase Agreement	—	4,795,314	—	4,795,314

Total Investments	$163,645,884	$4,795,314	$—	$168,441,198

Other Financial Instruments
Futures Contracts (F)	$70,469	$—	$—	$70,469

Total Other Financial Instruments	$70,469	$—	$—	$70,469

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(1,731,911)	$—	$—	$(1,731,911)

Total Other Financial Instruments	$(1,731,911)	$—	$—	$(1,731,911)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(B)	Rate disclosed reflects the yield at June 30, 2016.
(C)	Aggregate cost for federal income tax purposes is $189,902,054. Net unrealized depreciation for tax purposes is $21,460,856.
(D)	Cash in the amount of $3,014,285 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen

PORTFOLIO ABBREVIATIONS:

FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Affiliated investments, at value (cost $185,106,740)	$163,645,884
Repurchase agreement, at value (cost $4,795,314)	4,795,314
Cash on deposit with broker	3,014,285
Receivables:
Shares sold	20,989
Interest	4
Prepaid expenses	1,016

Total assets	171,477,492

Liabilities:
Due to custodian	1,191,103
Payables and other liabilities:
Shares redeemed	24,722
Investment management fees	40,069
Distribution and service fees	34,959
Transfer agent fees	206
Trustees, CCO and deferred compensation fees	889
Audit and tax fees	6,981
Custody fees	2,353
Legal fees	497
Printing and shareholder reports fees	73
Other	873
Variation margin payable	569,191

Total liabilities	1,871,916

Net assets	$169,605,576

Net assets consist of:
Capital stock ($0.01 par value)	$185,345
Additional paid-in capital	182,866,905
Undistributed (distributions in excess of) net investment income (loss)	3,060,665
Accumulated net realized gain (loss)	6,640,670
Net unrealized appreciation (depreciation) on:
Affiliated investments	(21,460,856)
Futures contracts	(1,661,442)
Translation of assets and liabilities denominated in foreign currencies	(25,711)

Net assets	$169,605,576

Shares outstanding	18,534,537

Net asset value and offering price per share	$9.15

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Interest income from unaffiliated investments	$1,063

Total investment income	1,063

Expenses:
Investment advisory fees	68,425
Investment management fees	168,252
Distribution and service fees	203,566
Administration fees	7,603
Transfer agent fees	1,080
Trustees, CCO and deferred compensation fees	1,805
Audit and tax fees	7,109
Custody fees	24,846
Legal fees	2,532
Printing and shareholder reports fees	1,656
Other	10,659

Total expenses before waiver and/or reimbursement and recapture	497,533

Expense waived and/or reimbursed	(2,636)
Recapture of previously waived and/or reimbursed fees	3,258

Net expenses	498,155

Net investment income (loss)	(497,092)

Net realized gain (loss) on:
Futures contracts	(3,408,366)
Foreign currency transactions	(28,248)

Net realized gain (loss)	(3,436,614)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	1,622,305
Futures contracts	(1,530,831)
Translation of assets and liabilities denominated in foreign currencies	(68,270)

Net change in unrealized appreciation (depreciation)	23,204

Net realized and change in unrealized gain (loss)	(3,413,410)

Net increase (decrease) in net assets resulting from operations	$(3,910,502)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$(497,092)	$3,558,771
Net realized gain (loss)	(3,436,614)	10,121,108
Net change in unrealized appreciation (depreciation)	23,204	(23,149,251)

Net increase (decrease) in net assets resulting from operations	(3,910,502)	(9,469,372)

Capital share transactions:
Proceeds from shares sold	22,330,516	154,220,240
Cost of shares redeemed	(3,968,069)	(557,052)

Net increase (decrease) in net assets resulting from capital share transactions	18,362,447	153,663,188

Net increase (decrease) in net assets	14,451,945	144,193,816

Net assets:
Beginning of period/year	155,153,631	10,959,815

End of period/year	$169,605,576	$155,153,631

Undistributed (distributions in excess of) net investment income (loss)	$3,060,665	$3,557,757

Capital share transactions - shares:
Shares issued	2,438,071	15,476,679
Shares redeemed	(431,294)	(57,119)

Net increase (decrease) in shares outstanding	2,006,777	15,419,560

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and year indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014 (A)
Net asset value, beginning of period/year	$9.39		$9.89	$10.00

Investment operations:
Net investment income (loss) (B) (C)	(0.03)		0.39	(0.01)
Net realized and unrealized gain (loss)	(0.21)		(0.89)	(0.10)

Total investment operations	(0.24)		(0.50)	(0.11)

Net asset value, end of period/year	$9.15		$9.39	$9.89

Total return (D)	(2.56	)%(E)	(5.06)%	(1.10	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$169,606		$155,154	$10,960
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.61	%(G)	0.63%	2.31	%(G)
Including waiver and/or reimbursement and recapture	0.61	%(G)(H)	0.60%	0.60	%(G)
Net investment income (loss) to average net assets (C)	(0.61	)%(G)	4.01%	(0.60	)%(G)
Portfolio turnover rate (I)	—%		—%	—	%(E)

(A)	Commenced operations on November 10, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Portfolio invests.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.
(I)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Global Allocation Managed Risk - Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2016.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2016, if any, are listed in the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2016.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized appreciation on futures contracts (A) (B)	$—	$70,469	$—	$—	$—	$70,469
Total	$—	$70,469	$—	$—	$—	$70,469

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized depreciation on futures contracts (A) (B)	$—	$(24,057)	$(1,707,854)	$—	$—	$(1,731,911)
Total	$—	$(24,057)	$(1,707,854)	$—	$—	$(1,731,911)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary market risk exposure as of June 30, 2016.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$ —	$ (334,376)	$ (3,073,990)	$ —	$ —	$ (3,408,366)
Total	$ —	$ (334,376)	$ (3,073,990)	$ —	$ —	$ (3,408,366)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$ —	$ 46,820	$ (1,577,651)	$ —	$ —	$ (1,530,831)
Total	$ —	$ 46,820	$ (1,577,651)	$ —	$ —	$ (1,530,831)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2016.

Futures Contracts at Notional Amount
Long	Short
738,150	(2,998,003)

6. INVESTMENT CONCENTRATION

Throughout the period, the Portfolio can have investments that account for a significant percentage of the Portfolio’s total assets. At June 30, 2016, the most recent financial statements are included within this report for the following investments:

Investment	Percentage of Total Assets
Transamerica BlackRock Global Allocation VP	95.43%

7. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

All of the Portfolio holdings in investment companies are considered affiliated. Interest, dividends, realized and unrealized gains (losses) are broken out on the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $5 billion	0.30%	0.27%
Over $5 billion up to $10 billion	0.29%	0.26%
Over $10 billion	0.24%	0.21%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.35%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, the balances available for recapture by TAM for the Portfolio are as follows:

Amounts Available from Fiscal Years			Total $ 38,176
2014	2015	2016
$ 1,193	$ 34,347	$ 2,636

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 14,652,122	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock Global Allocation Managed Risk – Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Milliman Financial Risk Management LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for the period ended December 31, 2015.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe for the past 1-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1-year period.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the medians for its peer group and above the medians for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,007.30	$4.04	$1,020.80	$4.07	0.81%
Service Class	1,000.00	1,005.50	5.29	1,019.60	5.32	1.06

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or ETFs in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	52.8%
U.S. Government Obligations	12.0
Foreign Government Obligations	10.0
Securities Lending Collateral	9.7
Short-Term U.S. Government Obligations	8.3
Corporate Debt Securities	6.0
Short-Term Foreign Government Obligations	5.0
Exchange-Traded Funds	3.4
Convertible Preferred Stocks	1.4
Preferred Stocks	1.1
Convertible Bonds	1.0
Loan Assignments	0.7
U.S. Government Agency Obligation	0.6
Over-the-Counter Options Purchased	0.5
Master Limited Partnerships	0.1
Exchange-Traded Options Purchased	0.0	*
Repurchase Agreement	0.0	*
Over-the-Counter Interest Rate Swaptions Purchased	0.0	*
Over-the-Counter Foreign Exchange Options Purchased	0.0	*
Warrants	0.0	*
Common Stocks Sold Short	(0.3)
Net Other Assets (Liabilities) ^	(12.3)
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 52.8%
Australia - 0.3%
Commonwealth Bank of Australia	23,745	$ 1,332,811
Healthscope, Ltd.	738,563	1,589,336
Westpac Banking Corp.	90,541	2,007,796

		4,929,943

Belgium - 0.2%
Anheuser-Busch InBev SA	24,121	3,189,672
Umicore SA	19,387	1,001,420

		4,191,092

Bermuda - 0.0% (A)
Axis Capital Holdings, Ltd.	6,467	355,685

Brazil - 0.0% (A)
SLC Agricola SA (B)	43,338	199,671

Canada - 0.8%
Brookfield Asset Management, Inc., Class A	66,042	2,184,009
Brookfield Asset Management, Inc., Class A (C)	4,430	146,552
Cameco Corp., Class A	128,544	1,410,128
Canadian National Railway Co.	15,564	919,210
Cenovus Energy, Inc.	84,558	1,169,590
EnCana Corp.	542,570	4,226,620
Platinum Group Metals, Ltd. (C) (D)	193,039	654,402
Platinum Group Metals, Ltd. (C) (D)	67,342	226,219
Toronto-Dominion Bank (C)	68,737	2,951,762

		13,888,492

China - 0.4%
Alibaba Group Holding, Ltd., ADR (D)	57,379	4,563,352
Dongfeng Motor Group Co., Ltd., H Shares	230,000	242,432
Haitian International Holdings, Ltd., Series B	331,000	589,935
Lenovo Group, Ltd.	552,000	335,524
Zhongsheng Group Holdings, Ltd.	307,500	168,232

		5,899,475

Denmark - 0.1%
Genmab A/S (D)	1,245	227,022
Novo Nordisk A/S, Class B	22,907	1,233,608

		1,460,630

Finland - 0.1%
Nokia OYJ (C)	240,480	1,369,640

France - 2.7%
Accor SA	38,195	1,463,485
Aeroports de Paris, Class A	5,155	564,836
Airbus Group SE	68,838	3,945,789
Arkema SA	4,566	349,083
AXA SA	124,003	2,451,863
BNP Paribas SA	53,541	2,348,068
Cie de Saint-Gobain	37,246	1,411,831
Cie Generale des Etablissements Michelin, Class B	1,593	150,125
Danone SA	37,709	2,638,975
Dassault Aviation SA	1,607	1,592,380
Engie SA	72,703	1,167,367
Legrand SA	29,089	1,489,104
LVMH Moet Hennessy Louis Vuitton SE	10,885	1,640,746
Orange SA	76,184	1,238,790
Publicis Groupe SA	45,417	3,038,506
Renault SA	10,675	805,936
Safran SA	75,072	5,055,480

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Sanofi	54,249	$ 4,507,152
Sodexo SA	13,931	1,492,420
TOTAL SA, ADR	4,041	194,372
TOTAL SA	39,849	1,910,998
Ubisoft Entertainment (D)	22,682	826,326
Unibail-Rodamco SE, REIT	8,880	2,297,201
Veolia Environnement SA	29,156	629,612
Vinci SA	21,666	1,528,901

		44,739,346

Germany - 1.0%
adidas AG	7,617	1,093,414
Allianz SE, Class A	10,282	1,466,804
BASF SE, Class R	23,179	1,777,336
Bayer AG	12,825	1,288,076
Bayerische Motoren Werke AG	11,748	854,961
Beiersdorf AG	9,140	865,325
Deutsche Post AG	26,243	739,331
Deutsche Telekom AG	122,026	2,080,819
Evonik Industries AG	32,864	979,628
HUGO BOSS AG, Class A	15,652	889,848
Siemens AG, Class A	15,056	1,545,064
Volkswagen AG	576	76,356
Vonovia SE	84,223	3,075,315

		16,732,277

Hong Kong - 0.5%
AIA Group, Ltd.	318,600	1,911,839
Beijing Enterprises Holdings, Ltd.	319,500	1,817,505
Brilliance China Automotive Holdings, Ltd.	502,000	515,047
Haier Electronics Group Co., Ltd.	451,000	690,257
Sun Hung Kai Properties, Ltd.	245,000	2,955,289
Techtronic Industries Co., Ltd.	124,500	519,911

		8,409,848

Indonesia - 0.1%
Siloam International Hospitals Tbk PT	1,315,834	1,156,865

Ireland - 0.3%
Accenture PLC, Class A	4,243	480,689
CRH PLC	44,105	1,293,317
Medtronic PLC	11,005	954,904
Perrigo Co. PLC (C)	12,541	1,137,092
XL Group PLC, Class A	60,044	2,000,066

		5,866,068

Israel - 0.3%
Teva Pharmaceutical Industries, Ltd., ADR	101,318	5,089,203

Italy - 0.8%
Ei Towers SpA	51,501	2,613,345
Enel SpA	299,528	1,329,738
Intesa Sanpaolo SpA	906,086	1,725,831
Luxottica Group SpA	9,334	454,917
Prysmian SpA	41,743	916,223
RAI Way SpA (C) (E)	249,454	1,121,168
Recordati SpA	13,247	398,462
Snam SpA	147,904	884,233
Telecom Italia SpA (D)	3,057,903	2,490,591
UniCredit SpA, Class A	486,342	1,069,588

		13,004,096

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan - 8.1%
Aisin Seiki Co., Ltd.	41,200	$ 1,678,210
Ajinomoto Co., Inc.	87,900	2,071,008
Alfresa Holdings Corp.	14,800	309,203
Alpine Electronics, Inc.	10,300	100,942
Asahi Group Holdings, Ltd.	43,100	1,393,630
Asahi Kasei Corp.	229,000	1,593,618
Astellas Pharma, Inc.	92,900	1,456,889
Autobacs Seven Co., Ltd.	9,300	131,814
Bridgestone Corp. (C)	72,600	2,333,141
Canon Marketing Japan, Inc.	12,500	228,254
Chiyoda Corp.	38,000	251,298
Chubu Electric Power Co., Inc.	75,000	1,067,326
COMSYS Holdings Corp.	15,100	244,809
Daikin Industries, Ltd. (C)	22,200	1,865,794
Daiwa Securities Group, Inc.	133,000	700,693
Denso Corp.	78,400	2,758,530
East Japan Railway Co.	53,200	4,930,221
Eisai Co., Ltd.	10,300	575,112
Electric Power Development Co., Ltd.	16,100	375,102
Exedy Corp.	6,300	134,880
FamilyMart Co., Ltd.	19,100	1,163,978
FANUC Corp.	4,400	715,762
Fuji Heavy Industries, Ltd.	148,700	5,111,321
FUJIFILM Holdings Corp.	9,500	368,604
Fukuoka Financial Group, Inc., Class A	195,000	642,963
Futaba Industrial Co., Ltd.	55,600	261,541
GS Yuasa Corp. (C)	179,000	686,515
Hino Motors, Ltd.	26,200	260,951
Hirose Electric Co., Ltd.	2,600	319,711
Hitachi Chemical Co., Ltd.	68,500	1,279,332
Honda Motor Co., Ltd.	66,300	1,663,152
Hoya Corp.	44,100	1,575,075
Inpex Corp.	271,600	2,124,074
Isuzu Motors, Ltd.	142,300	1,752,707
Japan Airlines Co., Ltd.	124,900	4,018,357
Japan Post Bank Co., Ltd.	101,800	1,197,030
Japan Tobacco, Inc. (C)	18,500	745,590
JGC Corp.	65,000	930,514
JSR Corp.	70,300	930,991
Kamigumi Co., Ltd.	28,000	258,799
Kansai Electric Power Co., Inc. (D)	15,300	149,011
KDDI Corp.	117,900	3,585,307
Keyence Corp.	1,800	1,228,191
Kinden Corp.	18,000	194,848
Koito Manufacturing Co., Ltd.	17,300	796,569
Komatsu, Ltd.	87,600	1,521,758
Kubota Corp.	119,100	1,610,865
Kuraray Co., Ltd.	50,900	607,312
Kurita Water Industries, Ltd.	10,600	236,292
Kyocera Corp.	35,000	1,665,398
Kyushu Electric Power Co., Inc.	69,700	699,050
Mabuchi Motor Co., Ltd.	7,700	326,131
Maeda Road Construction Co., Ltd.	10,000	170,806
Makita Corp.	10,000	663,971
Medipal Holdings Corp.	17,000	279,494
Mitsubishi Corp.	66,800	1,176,170
Mitsubishi Electric Corp.	296,000	3,533,751
Mitsubishi Estate Co., Ltd.	201,000	3,686,902

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi UFJ Financial Group, Inc.	414,300	$ 1,857,246
Mitsui & Co., Ltd.	122,700	1,464,690
Mitsui Fudosan Co., Ltd.	47,000	1,078,686
MS&AD Insurance Group Holdings, Inc.	50,100	1,298,097
Murata Manufacturing Co., Ltd.	11,900	1,334,163
Nabtesco Corp.	26,900	641,838
NEC Corp.	452,000	1,053,099
Nexon Co., Ltd.	2,000	29,600
Nintendo Co., Ltd.	14,300	2,054,897
Nippo Corp.	14,000	238,146
Nippon Steel & Sumitomo Metal Corp.	26,800	518,838
Nippon Telegraph & Telephone Corp.	52,100	2,443,223
Nippon Television Holdings, Inc.	17,900	295,537
Nitori Holdings Co., Ltd.	6,200	751,961
Nitto Denko Corp.	41,400	2,626,174
Nomura Holdings, Inc.	212,700	756,479
NTT DOCOMO, Inc.	33,700	908,840
Okumura Corp.	176,000	973,104
Omron Corp.	36,200	1,181,596
Otsuka Holdings Co., Ltd.	45,400	2,092,163
Rinnai Corp.	11,500	1,016,174
ROHM Co., Ltd. (C)	45,500	1,795,888
Sanrio Co., Ltd.	33,500	596,479
Sawai Pharmaceutical Co., Ltd.	5,100	395,346
Secom Co., Ltd.	5,800	428,810
Sega Sammy Holdings, Inc.	84,800	913,304
Seino Holdings Co., Ltd.	19,400	177,846
Sekisui Chemical Co., Ltd.	62,300	767,586
Seven & i Holdings Co., Ltd.	37,100	1,555,532
Shimamura Co., Ltd.	3,700	550,511
Shin-Etsu Chemical Co., Ltd.	87,300	5,114,772
Ship Healthcare Holdings, Inc.	5,700	177,406
SHO-BOND Holdings Co., Ltd. (C)	3,400	154,551
SKY Perfect JSAT Holdings, Inc.	29,300	135,530
SMC Corp.	3,800	934,899
Sompo Japan Nipponkoa Holdings, Inc.	33,100	880,863
Sony Financial Holdings, Inc.	101,600	1,148,778
Stanley Electric Co., Ltd.	16,900	360,921
Sumco Corp. (C)	115,700	741,205
Sumitomo Corp.	89,900	906,182
Sumitomo Electric Industries, Ltd.	80,300	1,062,806
Sumitomo Mitsui Financial Group, Inc.	40,700	1,175,214
Suntory Beverage & Food, Ltd.	16,800	760,219
Suzuken Co., Ltd.	7,500	236,072
Suzuki Motor Corp.	113,600	3,076,052
Toda Corp.	185,000	800,345
Toho Co., Ltd.	11,300	312,912
Tokio Marine Holdings, Inc.	56,600	1,884,274
Tokyo Gas Co., Ltd.	643,000	2,654,792
Toyota Industries Corp.	93,100	3,701,643
Toyota Motor Corp.	24,400	1,202,883
Toyota Tsusho Corp.	23,200	499,481
Trend Micro, Inc.	14,100	504,272
TV Asahi Holdings Corp.	10,600	172,599
Ube Industries, Ltd.	538,000	890,415
West Japan Railway Co.	17,900	1,134,382
Yamada Denki Co., Ltd. (C)	214,400	1,131,780
Yamaha Corp.	18,800	506,724

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Yamato Kogyo Co., Ltd.	7,900	$ 179,319
Zenkoku Hosho Co., Ltd.	7,700	281,239

		136,857,650

Jersey, Channel Islands - 0.0% (A)
Integrated Diagnostics Holdings PLC (E)	56,153	221,804

Luxembourg - 0.0% (A)
RTL Group SA (D)	1,731	141,369

Mexico - 0.2%
America Movil SAB de CV, Class L, ADR	53,184	652,036
America Movil SAB de CV, Series L	792,381	487,151
Fibra Uno Administracion SA de CV, REIT	942,606	2,008,172
Telesites SAB de CV (C) (D)	1,299,640	803,276

		3,950,635

Netherlands - 1.3%
Akzo Nobel NV	93,926	5,834,755
Constellium NV, Class A (D)	84,178	394,795
ING Groep NV, CVA	241,439	2,497,904
Koninklijke KPN NV (C)	770,746	2,747,273
Koninklijke Philips NV	85,239	2,117,019
Randstad Holding NV	28,753	1,149,860
Royal Dutch Shell PLC, Class A, ADR	84,147	4,646,597
SBM Offshore NV	238,662	2,765,876

		22,154,079

Norway - 0.1%
Statoil ASA (C)	51,335	886,989

Portugal - 0.1%
NOS SGPS SA	159,736	966,670

Republic of Korea - 0.4%
Hyundai Motor Co.	18,200	2,152,903
Hyundai Wia Corp.	4,368	340,524
Samsung Electronics Co., Ltd.	1,904	2,371,149
SK Hynixm, Inc.	46,152	1,313,346

		6,177,922

Singapore - 0.7%
CapitaLand, Ltd.	1,378,100	3,164,086
Global Logistic Properties, Ltd., Class L	2,799,800	3,779,867
Keppel Corp., Ltd. (C)	379,700	1,566,379
Singapore Telecommunications, Ltd.	730,000	2,254,691
United Overseas Bank, Ltd.	49,200	677,875

		11,442,898

South Africa - 0.0% (A)
Mediclinic International PLC	33,030	483,554

Spain - 0.3%
Cellnex Telecom SAU (E)	178,997	2,808,918
Gas Natural SDG SA (C)	31,329	622,746
Iberdrola SA	143,141	976,445

		4,408,109

Sweden - 0.3%
SKF AB, Class B	194,413	3,115,071
Svenska Handelsbanken AB, A Shares	199,193	2,418,305

		5,533,376

Switzerland - 1.4%
Chubb, Ltd.	29,710	3,883,394
Cie Financiere Richemont SA	25,012	1,464,069

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Nestle SA	127,878	$ 9,907,770
Novartis AG	38,772	3,200,183
Roche Holding AG	10,872	2,868,901
UBS Group AG	170,336	2,210,210
Zurich Insurance Group AG (D)	2,796	691,682

		24,226,209

Taiwan - 0.2%
Cheng Shin Rubber Industry Co., Ltd.	293,000	617,770
Taiwan Semiconductor Manufacturing Co., Ltd.	405,000	2,041,077
Yulon Motor Co., Ltd.	344,000	293,631

		2,952,478

United Arab Emirates - 0.1%
NMC Health PLC, Class A (C)	131,054	2,259,329

United Kingdom - 3.8%
Aggreko PLC	45,285	774,510
ARM Holdings PLC	71,077	1,079,639
AstraZeneca PLC	72,163	4,314,154
Aviva PLC	51,051	269,104
BAE Systems PLC	191,276	1,339,039
Berkeley Group Holdings PLC	33,593	1,134,357
BP PLC, ADR	120,818	4,290,247
BT Group PLC, Class A	245,863	1,351,410
Burberry Group PLC	64,167	998,144
Coats Group PLC (D)	211,756	75,761
Coca-Cola European Partners PLC	3,107	110,889
Delphi Automotive PLC, Class A	37,308	2,335,481
Diageo PLC, ADR	18,213	2,055,883
GlaxoSmithKline PLC	163,675	3,514,918
HSBC Holdings PLC	1,097,148	6,797,434
Legal & General Group PLC	157,211	402,475
Liberty Global PLC, Class A (D)	38,923	1,131,102
Liberty Global PLC LiLAC, Class A (D)	3,932	126,857
Michael Kors Holdings, Ltd. (C) (D)	45,255	2,239,217
National Grid PLC, Class B	134,801	1,982,292
Pearson PLC	130,319	1,695,203
Prudential PLC	72,156	1,224,408
Rio Tinto PLC	39,786	1,236,012
Royal Bank of Scotland Group PLC (D)	234,608	531,658
SABMiller PLC	161,856	9,439,290
Smiths Group PLC	98,811	1,526,947
Spire Healthcare Group PLC (E)	444,500	1,982,235
Unilever NV, CVA	95,237	4,429,436
Vodafone Group PLC, ADR (C)	94,551	2,920,680
Vodafone Group PLC	863,000	2,631,164

		63,939,946

United States - 28.2%
3M Co.	2,139	374,582
Abbott Laboratories	48,961	1,924,657
AbbVie, Inc., Class G	25,184	1,559,141
Activision Blizzard, Inc.	50,112	1,985,939
Adobe Systems, Inc. (D)	13,583	1,301,116
Aetna, Inc.	45,289	5,531,146
Agilent Technologies, Inc.	14,533	644,684
Air Products & Chemicals, Inc.	9,230	1,311,029
Alexion Pharmaceuticals, Inc. (D)	16,118	1,881,938
Alliance Data Systems Corp. (D)	911	178,483

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Allstate Corp.	54,287	$ 3,797,376
Alphabet, Inc., Class A (D)	5,496	3,866,601
Alphabet, Inc., Class C (D)	22,577	15,625,542
Altria Group, Inc.	54,631	3,767,354
Amazon.com, Inc. (D)	2,492	1,783,325
Amdocs, Ltd.	6,650	383,838
American Electric Power Co., Inc.	30,911	2,166,552
American International Group, Inc. (F)	46,270	2,447,220
American Tower Corp., Class A, REIT	4,640	527,150
American Water Works Co., Inc.	36,952	3,122,814
Ameriprise Financial, Inc.	1,340	120,399
AmerisourceBergen Corp., Class A	752	59,649
Amgen, Inc.	32,575	4,956,286
Anadarko Petroleum Corp., Class A	161,850	8,618,512
Anthem, Inc.	20,367	2,675,002
Apple, Inc. (F)	244,015	23,327,834
Archer-Daniels-Midland Co.	2,397	102,807
Axalta Coating Systems, Ltd. (D)	161,917	4,295,658
Bank of America Corp.	567,715	7,533,578
Baxter International, Inc. (C)	71,901	3,251,363
Bed Bath & Beyond, Inc. (C)	20,311	877,841
Berkshire Hathaway, Inc., Class A (C) (D)	24	5,207,400
Berkshire Hathaway, Inc., Class B (D)	39,394	5,703,857
Biogen, Inc. (D)	10,692	2,585,539
Boeing Co.	1,748	227,013
Bristol-Myers Squibb Co.	40,947	3,011,652
Calpine Corp. (D)	56,464	832,844
Capital One Financial Corp.	4,607	292,591
Cardinal Health, Inc.	4,884	381,001
Catalent, Inc. (D)	75,609	1,738,251
Caterpillar, Inc. (C)	10,846	822,235
Celgene Corp. (D)	12,644	1,247,078
Charles Schwab Corp.	57,623	1,458,438
Charter Communications, Inc., Class A (D)	11,385	2,603,066
Chevron Corp.	1,328	139,214
Chipotle Mexican Grill, Inc., Class A (C) (D)	4,137	1,666,218
Cintas Corp.	4,455	437,169
Cisco Systems, Inc.	136,443	3,914,550
Citigroup, Inc.	119,015	5,045,046
CME Group, Inc., Class A	21,275	2,072,185
Coca-Cola Co.	48,343	2,191,388
Colfax Corp. (D)	26,447	699,788
Colgate-Palmolive Co.	8,026	587,503
Comcast Corp., Class A	114,253	7,448,153
Computer Sciences Corp.	5,636	279,827
Constellation Brands, Inc., Class A	3,357	555,248
Crown Castle International Corp., REIT	5,296	537,173
Crown Holdings, Inc. (D)	1,614	81,781
CSX Corp.	32,161	838,759
CVS Health Corp.	44,924	4,301,024
DaVita HealthCare Partners, Inc. (D)	21,131	1,633,849
Delta Air Lines, Inc.	27,724	1,009,985
Delta Topco, Ltd. (D) (G) (H) (I) (J)	1,531,260	520,628
Discover Financial Services	30,325	1,625,117
DISH Network Corp., Class A (D)	30,731	1,610,304
Dominion Resources, Inc.	25,776	2,008,724
Dover Corp.	1,443	100,029
Dr. Pepper Snapple Group, Inc.	2,505	242,058
Dropbox, Inc. (D) (G) (H) (I) (J)	171,990	1,807,615
DTE Energy Co.	10,426	1,033,425

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
E.I. du Pont de Nemours & Co.	46,505	$ 3,013,524
Eaton Corp. PLC	40,731	2,432,863
eBay, Inc. (D)	40,082	938,320
Edgewell Personal Care Co. (D)	51,403	4,338,927
Edison International	4,810	373,593
Electronic Arts, Inc. (D)	3,501	265,236
Eli Lilly & Co.	50,257	3,957,739
Envision Healthcare Holdings, Inc. (D)	4,323	109,674
EQT Corp.	43,303	3,352,951
Equity Residential, REIT	12,694	874,363
Expedia, Inc. (C)	9,233	981,468
Exxon Mobil Corp.	29,322	2,748,644
Facebook, Inc., Class A (D)	75,379	8,614,312
FedEx Corp.	22,831	3,465,289
Fifth Third Bancorp	7,745	136,235
FirstEnergy Corp.	15,342	535,589
Fitbit, Inc., Class A (C) (D)	74,844	914,594
Ford Motor Co.	202,542	2,545,953
Fortune Brands Home & Security, Inc.	17,383	1,007,692
General Dynamics Corp.	3,040	423,290
General Electric Co.	323,614	10,187,369
General Growth Properties, Inc., REIT	16,865	502,914
Gilead Sciences, Inc.	33,546	2,798,407
Global Payments, Inc.	3,456	246,689
GoDaddy, Inc., Class A (D)	19,712	614,817
Goldman Sachs Group, Inc.	18,294	2,718,123
Goodyear Tire & Rubber Co.	5,586	143,337
Hartford Financial Services Group, Inc.	25,831	1,146,380
HCA Holdings, Inc. (D)	2,063	158,872
HD Supply Holdings, Inc. (D)	28,192	981,645
Helmerich & Payne, Inc. (C)	3,279	220,119
Hershey Co.	5,403	613,186
Hexcel Corp.	10,217	425,436
Home Depot, Inc.	3,246	414,482
HP, Inc.	57,356	719,818
HTG Molecular Diagnostics, Inc. (D)	6,491	16,877
Illinois Tool Works, Inc., Class A	1,596	166,239
Ingersoll-Rand PLC	30,579	1,947,271
Intel Corp.	73,183	2,400,402
International Business Machines Corp.	9,713	1,474,239
International Paper Co.	6,683	283,226
Intuit, Inc.	12,579	1,403,942
Invitae Corp. (D)	67,421	498,241
Johnson & Johnson	66,245	8,035,518
JPMorgan Chase & Co.	148,627	9,235,682
Kansas City Southern	20,286	1,827,566
Kimberly-Clark Corp.	3,360	461,933
KLA-Tencor Corp.	3,211	235,206
Kohl’s Corp.	9,055	343,366
Kroger Co.	32,030	1,178,384
Las Vegas Sands Corp.	16,185	703,886
Lear Corp.	4,482	456,088
Liberty Broadband Corp., Class A (D)	12,202	724,799
Liberty Broadband Corp., Class C (D)	22,258	1,335,480
Liberty Media Group, Class C (C) (D)	20,417	387,310
Liberty SiriusXM Group, Class A (D)	44,190	1,385,798
Liberty SiriusXM Group, Class C (D)	82,860	2,557,888
Lincoln National Corp.	3,003	116,426
Lowe’s Cos., Inc.	16,540	1,309,472
Macy’s, Inc.	10,560	354,922
Marathon Oil Corp.	314,099	4,714,626

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Marathon Petroleum Corp.	291,768	$ 11,075,513
Marsh & McLennan Cos., Inc.	43,536	2,980,475
Masco Corp.	31,253	966,968
MasterCard, Inc., Class A	42,922	3,779,711
McDonald’s Corp.	3,119	375,340
McKesson Corp.	32,123	5,995,758
Merck & Co., Inc.	55,992	3,225,699
MetLife, Inc.	49,268	1,962,344
Micron Technology, Inc. (D)	160,272	2,205,343
Microsoft Corp.	119,554	6,117,578
Mondelez International, Inc., Class A	85,552	3,893,472
Monsanto Co.	14,486	1,497,997
Morgan Stanley	4,019	104,414
Mylan NV (D)	80,429	3,477,750
NextEra Energy, Inc.	34,667	4,520,577
Northrop Grumman Corp.	7,507	1,668,656
Norwegian Cruise Line Holdings, Ltd. (C) (D)	19,887	792,298
Nuance Communications, Inc. (D)	40,671	635,688
Oracle Corp.	132,212	5,411,437
PACCAR, Inc. (C)	24,921	1,292,652
PayPal Holdings, Inc. (D)	36,840	1,345,028
PepsiCo, Inc.	54,604	5,784,748
Pfizer, Inc.	210,862	7,424,451
Phillips 66	3,649	289,512
Pioneer Natural Resources Co.	10,007	1,513,158
PPG Industries, Inc.	7,295	759,774
Procter & Gamble Co.	91,756	7,768,981
Progressive Corp.	10,315	345,552
Prudential Financial, Inc.	15,368	1,096,353
Public Service Enterprise Group, Inc.	14,106	657,481
Pure Storage, Inc., Class A (C) (D)	126,788	1,381,989
QUALCOMM, Inc.	90,372	4,841,228
Ralph Lauren Corp., Class A (C)	9,632	863,220
Raytheon Co.	2,343	318,531
Realogy Holdings Corp. (D)	12,937	375,432
Reinsurance Group of America, Inc., Class A	3,754	364,100
Rockwell Automation, Inc., Class B	3,162	363,061
Schlumberger, Ltd.	33,352	2,637,476
Scripps Networks Interactive, Inc., Class A (C)	1,391	86,618
Sealed Air Corp., Class A	3,062	140,760
Sempra Energy	19,698	2,245,966
Shire PLC	48,347	2,987,963
Simon Property Group, Inc., REIT	21,007	4,556,418
Southwest Airlines Co.	21,811	855,209
Square, Inc. (C) (D)	47,311	428,165
St. Joe Co. (C) (D)	193,741	3,433,091
Stryker Corp.	2,352	281,840
SunTrust Banks, Inc.	32,142	1,320,393
Tahoe Resources, Inc.	153,726	2,302,410
Target Corp.	42,881	2,993,951
Tenet Healthcare Corp. (D)	70,750	1,955,530
TESARO, Inc. (C) (D)	5,927	498,164
Textron, Inc.	85,338	3,119,957
Thermo Fisher Scientific, Inc.	16,659	2,461,534
Tiffany & Co. (C)	17,737	1,075,572
Time Warner, Inc.	28,458	2,092,801
Travelers Cos., Inc.	11,352	1,351,342
Tyco International PLC	21,977	936,220
Union Pacific Corp.	19,928	1,738,718
United Continental Holdings, Inc. (D)	70,872	2,908,587
United Parcel Service, Inc., Class B	13,658	1,471,240

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
United Rentals, Inc. (D)	34,458	$ 2,312,132
United Technologies Corp.	18,025	1,848,464
UnitedHealth Group, Inc.	2,099	296,379
Univar, Inc. (D)	21,497	406,508
Unum Group	45,599	1,449,592
Urban Outfitters, Inc. (D)	35,244	969,210
US Bancorp	84,491	3,407,522
Valero Energy Corp.	7,596	387,396
Veeva Systems, Inc., Class A (C) (D)	48,549	1,656,492
VeriSign, Inc. (C) (D)	4,604	398,062
Verizon Communications, Inc.	99,758	5,570,487
Visa, Inc., Class A	62,920	4,666,776
WABCO Holdings, Inc. (D)	4,148	379,832
Walgreens Boots Alliance, Inc.	31,071	2,587,282
Wells Fargo & Co.	183,560	8,687,895
Western Digital Corp. (C)	28,888	1,365,247
WestRock Co.	64,517	2,507,776
Whirlpool Corp.	7,096	1,182,477
WhiteWave Foods Co., Class A (D)	10,638	499,348
Whiting Petroleum Corp. (D)	52,844	489,335
Whole Foods Market, Inc. (C)	26,764	856,983
Williams Cos., Inc.	108,555	2,348,045
Williams-Sonoma, Inc., Class A (C)	11,912	620,973
Wyndham Worldwide Corp.	4,054	288,766
Yahoo!, Inc. (D)	25,238	947,939
Zimmer Biomet Holdings, Inc., Class A	25,953	3,124,222

		475,581,112

Total Common Stocks (Cost $905,145,737)		889,476,460

CONVERTIBLE PREFERRED STOCKS - 1.4%
Ireland - 0.2%
Allergan PLC Series A, 5.50%	3,822	3,186,096

Israel - 0.3%
Teva Pharmaceutical Industries, Ltd. 7.00%	6,282	5,195,214

United States - 0.9%
American Tower Corp. Series A, 5.25%	7,505	844,313
Anthem, Inc. 5.25%	77,830	3,481,336
Crown Castle International Corp. Series A, 4.50%	19,490	2,355,561
Dominion Resources, Inc. 6.38%	16,200	839,808
Forestar Group, Inc. 6.00%	26,350	402,628
Mandatory Exchangeable Trust 5.75%(E)	28,361	2,895,942
Stericycle, Inc. 5.25%	13,906	1,156,701
Wells Fargo & Co. Series L, Class A, 7.50%	552	717,158
Welltower, Inc. Series I, 6.50%	27,594	1,870,873

		14,564,320

Total Convertible Preferred Stocks (Cost $23,907,168)		22,945,630

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
PREFERRED STOCKS - 1.1%
Germany - 0.1%
Volkswagen AG 0.16%(K)	15,228	$ 1,844,419

Republic of Korea - 0.1%
Samsung Electronics Co., Ltd. 1.76%(K)	1,923	1,983,742

United Kingdom - 0.1%
HSBC Holdings PLC Series 2, 8.00%(C)	34,593	917,752
Royal Bank of Scotland Group PLC Series T, 7.25%	31,038	782,468

		1,700,220

United States - 0.8%
Citigroup Capital XIII 7.01%(L)	56,588	1,475,249
GMAC Capital Trust I Series 2, 6.41%(L)	74,188	1,841,346
Palantir Technologies, Inc. 0.00%(G) (H) (I) (J)	212,750	2,040,273
Uber Technologies, Inc. 0.00%(G) (H) (I) (J)	129,064	6,294,735
US Bancorp
Series F, 6.50% (C) (L)	30,500	939,400
Series G, 6.00% (L)	16,287	425,254

		13,016,257

Total Preferred Stocks (Cost $14,694,663)		18,544,638

EXCHANGE-TRADED FUNDS - 3.4%
United States - 3.4%
ETFS Physical Palladium Shares (D)	10,714	617,234
ETFS Physical Platinum Shares (D)	9,045	894,731
ETFS Physical Swiss Gold Shares (D)	26,125	3,368,819
iShares Gold Trust (D)	378,757	4,832,939
iShares iBoxx $ High Yield Corporate Bond ETF	20,074	1,700,067
SPDR Gold Shares (D)	363,643	46,008,112

Total Exchange-Traded Funds (Cost $55,217,422)		57,421,902

MASTER LIMITED PARTNERSHIPS - 0.1%
Bermuda - 0.0% (A)
Brookfield Business Partners, LP (D)	1,320	25,199
Brookfield Business Partners, LP (C) (D)	88	1,669

		26,868

United States - 0.1%
NextEra Energy Partners, LP	42,918	1,303,849

Total Master Limited Partnerships (Cost $1,278,141)		1,330,717

WARRANTS - 0.0% (A)
Australia - 0.0% (A)
TFS Corp., Ltd. (D) (G) Exercise Price AUD 1.28 Expiration Date 07/15/2018	59,458	15,168
TFS Corp., Ltd., Class A (G) Exercise Price AUD 1.28 Expiration Date 07/15/2018	368,642	94,041

Total Warrants (Cost $391,617)		109,209

	Principal	Value
CONVERTIBLE BONDS - 1.0%
Cayman Islands - 0.1%
SINA Corp. 1.00%, 12/01/2018	$ 893,000	$ 876,814

India - 0.1%
REI Agro, Ltd.
5.50%, 11/13/2014 (E) (M)	697,000	36,592
5.50%, 11/13/2014 (I) (J) (M) (N)	259,000	13,598
Suzlon Energy, Ltd. 5.75% (O), 07/16/2019 (E)	2,052,000	2,136,645

		2,186,835

Jersey, Channel Islands - 0.1%
Dana Gas Sukuk, Ltd. 7.00%, 10/31/2017 (E)	2,109,340	1,845,673

Luxembourg - 0.1%
Telecom Italia Finance SA
6.13%, 11/15/2016 (E) (G)	EUR 900,000	966,315
6.13%, 11/15/2016 (J) (N)	200,000	214,736

		1,181,051

Netherlands - 0.1%
Bio City Development Co. BV 8.00%, 07/06/2018 (E) (G) (H) (I) (M)	$ 2,400,000	990,240

Singapore - 0.1%
CapitaLand, Ltd.
1.95%, 10/17/2023 (E)	SGD 1,250,000	924,439
2.10%, 11/15/2016 (J) (N)	1,500,000	1,106,544

		2,030,983

Spain - 0.1%
Telefonica Participaciones SAU 4.90%, 09/25/2017 (J) (N)	EUR 500,000	452,501
4.90%, 09/25/2017 (N)	1,500,000	1,357,501
Telefonica SA 6.00%, 07/14/2017 (G) (J)	500,000	474,973

		2,284,975

United States - 0.3%
BioMarin Pharmaceutical, Inc.
0.75%, 10/15/2018	$ 325,000	360,953
1.50%, 10/15/2020	320,000	370,000
Cobalt International Energy, Inc.
2.63%, 12/01/2019	1,892,000	709,500
3.13%, 05/15/2024	2,379,000	785,070
Delta Topco, Ltd. 10.00%, 11/24/2060 (G) (H) (I) (J)	1,553,809	1,553,809
Intel Corp. 3.25%, 08/01/2039	502,000	816,064
Take-Two Interactive Software, Inc. 1.75%, 12/01/2016	679,000	1,346,542

		5,941,938

Total Convertible Bonds (Cost $22,211,972)		17,338,509

CORPORATE DEBT SECURITIES - 6.0%
Argentina - 0.3%
IRSA Propiedades Comerciales SA 8.75%, 03/23/2023 (E)	730,500	777,069
YPF SA
8.50%, 07/28/2025 (E)	2,636,000	2,784,934
8.88%, 12/19/2018 (C) (E)	1,003,000	1,080,733

		4,642,736

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Australia - 0.1%
TFS Corp., Ltd. 11.00%, 07/15/2018 (E)	$ 2,565,000	$ 2,565,000

Canada - 0.1%
First Quantum Minerals, Ltd.
6.75%, 02/15/2020 (J) (N)	615,000	513,525
7.00%, 02/15/2021 (J) (N)	1,787,000	1,436,301

		1,949,826

Cayman Islands - 0.2%
Alibaba Group Holding, Ltd.
3.13%, 11/28/2021	1,586,000	1,621,931
3.60%, 11/28/2024	384,000	392,129
Odebrecht Finance, Ltd. 4.38%, 04/25/2025 (E)	929,000	401,328
Sun Hung KAI Properties Capital Market, Ltd. 4.50%, 02/14/2022, MTN (J) (N)	475,000	528,478

		2,943,866

Chile - 0.0% (A)
Inversiones Alsacia SA 8.00%, 12/31/2018 (E)	963,587	65,042

France - 0.1%
BNP Paribas SA 2.40%, 12/12/2018, MTN	2,377,000	2,423,423

Germany - 0.1%
Deutsche Bank AG 1.88%, 02/13/2018	930,000	924,177
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.50%, 01/15/2023 (E)	302,000	303,510

		1,227,687

Guernsey, Channel Islands - 0.1%
Credit Suisse Group Guernsey I, Ltd. 7.88% (L), 02/24/2041 (J) (N)	848,000	849,060

Ireland - 0.0% (A)
GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/2020 (E)	431,000	443,999

Italy - 0.2%
Intesa Sanpaolo SpA 3.88%, 01/15/2019, MTN	1,894,000	1,946,657
Telecom Italia SpA 5.30%, 05/30/2024 (E)	1,166,000	1,163,085

		3,109,742

Japan - 0.1%
Sumitomo Mitsui Banking Corp. 2.45%, 01/10/2019	866,000	884,470

Jersey, Channel Islands - 0.1%
UBS Group Funding Jersey, Ltd. 4.13%, 09/24/2025 (E)	965,000	1,000,269

Luxembourg - 0.1%
Actavis Funding SCS 3.00%, 03/12/2020	1,375,000	1,418,077
Intelsat Jackson Holdings SA
7.50%, 04/01/2021	1,075,000	741,750
8.00%, 02/15/2024 (C) (E)	390,000	384,150

		2,543,977

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mexico - 0.3%
Petroleos Mexicanos
3.50%, 07/23/2020	$ 1,558,000	$ 1,556,613
5.75%, 03/01/2018	1,160,000	1,212,966
6.38%, 02/04/2021 (E)	1,838,000	1,998,457
Trust F/1401 5.25%, 12/15/2024 (E)	543,000	555,218

		5,323,254

Netherlands - 0.1%
Constellium NV
7.00%, 01/15/2023 (E)	EUR 487,000	435,331
8.00%, 01/15/2023 (E)	$ 250,000	220,000
Cooperatieve Rabobank UA 3.95%, 11/09/2022	353,000	365,066
ING Groep NV 6.00% (L), 04/16/2020 (P)	595,000	559,300

		1,579,697

Singapore - 0.1%
Global Logistic Properties, Ltd. 3.88%, 06/04/2025, MTN (N)	2,067,000	2,113,396

Switzerland - 0.1%
UBS AG 2.38%, 08/14/2019, MTN	942,000	963,393

United Kingdom - 0.4%
HSBC Holdings PLC 6.38% (L), 09/17/2024 (C) (P)	2,707,000	2,558,115
Lloyds Bank PLC
2.30%, 11/27/2018	454,000	456,556
13.00% (L), 01/21/2029, MTN (P)	GBP 1,289,000	2,814,086
Standard Chartered PLC 6.50% (L), 04/02/2020 (C) (E) (P)	$ 835,000	766,113

		6,594,870

United States - 3.5%
AbbVie, Inc.
2.30%, 05/14/2021	1,380,000	1,396,773
2.50%, 05/14/2020	1,733,000	1,771,686
Ally Financial, Inc.
2.75%, 01/30/2017	1,237,000	1,242,782
3.50%, 01/27/2019	891,000	885,431
American Express Co. 4.90% (L), 03/15/2020 (P)	905,000	865,406
American Tower Corp. 3.40%, 02/15/2019	392,000	408,201
Anheuser-Busch InBev Finance, Inc. 2.65%, 02/01/2021	1,874,000	1,943,366
AT&T, Inc.
2.38%, 11/27/2018	1,997,000	2,038,012
3.00%, 06/30/2022	3,335,000	3,415,287
Bank of America Corp.
2.00%, 01/11/2018	818,000	823,229
2.60%, 01/15/2019	794,000	812,476
6.88%, 04/25/2018, MTN	789,000	861,388
Berkshire Hathaway, Inc. 2.75%, 03/15/2023	1,120,000	1,157,220
Cablevision Systems Corp. 5.88%, 09/15/2022	416,000	372,736
Capital One Bank USA NA 2.15%, 11/21/2018	726,000	731,135

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Cisco Systems, Inc. 2.20%, 02/28/2021	$ 1,112,000	$ 1,146,046
Citigroup, Inc.
1.80%, 02/05/2018	2,277,000	2,286,336
5.88% (L), 03/27/2020 (P)	1,660,000	1,593,600
5.95% (L), 01/30/2023 (P)	534,000	527,659
eBay, Inc. 3.80%, 03/09/2022	798,000	847,938
Edgewell Personal Care Co. 4.70%, 05/19/2021 - 05/24/2022	1,487,000	1,534,296
Ford Motor Credit Co. LLC
2.55%, 10/05/2018	368,000	374,803
5.00%, 05/15/2018	1,288,000	1,364,680
Forest Laboratories LLC
4.38%, 02/01/2019 (E)	1,023,000	1,079,002
5.00%, 12/15/2021(E)	719,000	804,657
Freeport-McMoRan, Inc. 3.88%, 03/15/2023 (C)	650,000	568,750
General Electric Co.
5.00% (L), 01/21/2021 (P)	1,421,000	1,507,681
5.55%, 05/04/2020, MTN	149,000	171,593
6.38% (L), 11/15/2067, MTN (C)	965,000	985,506
General Motors Financial Co., Inc.
2.40%, 04/10/2018	528,000	532,148
3.50%, 07/10/2019	1,215,000	1,257,215
Goldman Sachs Group, Inc.
5.38% (L), 05/10/2020 (P)	1,405,000	1,389,433
5.70% (L), 05/10/2019 (C) (P)	1,353,000	1,350,328
Hughes Satellite Systems Corp. 7.63%, 06/15/2021	192,000	206,616
Hyundai Capital America 2.00%, 03/19/2018 (E)	460,000	462,884
JPMorgan Chase & Co.
4.35%, 08/15/2021	684,000	752,492
5.15% (L), 05/01/2023 (P)	1,643,000	1,597,982
6.10% (L), 10/01/2024 (P)	3,245,000	3,346,406
Medtronic, Inc. 3.15%, 03/15/2022	1,821,000	1,943,315
Molson Coors Brewing Co.
1.45%, 07/15/2019 (Q)	190,000	190,481
2.10%, 07/15/2021 (Q)	495,000	496,505
Morgan Stanley 5.45% (L), 07/15/2019 (P)	1,010,000	969,600
Mylan, Inc. 2.55%, 03/28/2019	1,107,000	1,120,604
NBCUniversal Enterprise, Inc. 5.25%, 03/19/2021 (E) (P)	611,000	630,094
Oracle Corp. 1.90%, 09/15/2021 (Q)	4,655,000	4,672,098
Qualcomm, Inc. 3.00%, 05/20/2022	2,054,000	2,167,594
Sabine Pass Liquefaction LLC 5.63%, 04/15/2023	511,000	512,916
Synchrony Financial 3.75%, 08/15/2021	375,000	388,476
T-Mobile USA, Inc. 6.00%, 04/15/2024	920,000	952,200
USB Capital IX 3.50% (L), 08/01/2016 (P)	1,206,000	985,905

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Volkswagen Group of America Finance LLC 2.45%, 11/20/2019 (J) (N)	$ 644,000	$ 655,000

		60,097,967

Total Corporate Debt Securities (Cost $102,257,379)		101,321,674

FOREIGN GOVERNMENT OBLIGATIONS - 10.0%
Argentina - 0.6%
Argentina Republic Government International Bond
6.88%, 04/22/2021 (E)	3,139,000	3,347,743
7.13%, 07/06/2036 (E)	1,968,000	1,968,000
7.50%, 04/22/2026 (E)	2,050,000	2,216,050
7.63%, 04/22/2046 (C) (E)	828,000	894,240
City of Buenos Aires 8.95%, 02/19/2021 (E)	710,000	791,650
Provincia de Buenos Aires 9.13%, 03/16/2024 (E)	1,081,000	1,189,100

		10,406,783

Australia - 1.4%
Australia Government Bond 5.75%, 05/15/2021 - 07/15/2022 (N)	AUD 25,123,000	22,763,073

Brazil - 0.4%
Brazil Government International Bond
2.88%, 04/01/2021	EUR 570,000	627,048
4.88%, 01/22/2021	$ 1,031,000	1,086,158
Brazil Notas do Tesouro Nacional
Series B,
6.00%, 08/15/2022	BRL 917,000	830,534
Series F,
10.00%, 01/01/2021	14,280,000	4,145,308

		6,689,048

Canada - 0.8%
Canada Government Bond
0.25%, 05/01/2018	CAD 7,571,000	5,831,536
0.75%, 03/01/2021	4,714,000	3,678,303
Canada Housing Trust No. 1 1.25%, 06/15/2021 (E)	4,820,000	3,771,423

		13,281,262

France - 0.6%
France Government Bond OAT 0.50%, 05/25/2026 (J) (N)	EUR 8,748,868	9,992,598

Germany - 0.7%
Bundesobligation Zero Coupon, 04/09/2021 (N)	9,555,000	10,892,980

Hungary - 0.9%
Hungary Government Bond 5.50%, 06/24/2025	HUF 1,574,050,000	6,572,602
Hungary Government International Bond
6.25%, 01/29/2020	$ 952,000	1,055,722
6.38%, 03/29/2021	6,532,000	7,435,846

		15,064,170

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia - 0.2%
Indonesia Government International Bond
2.63%, 06/14/2023 (E)	EUR 1,528,000	$ 1,710,784
6.88%, 01/17/2018 (E)	$ 1,020,000	1,095,730

		2,806,514

Italy - 0.6%
Italy Buoni Poliennali del Tesoro 1.50%, 06/01/2025	EUR 8,679,000	9,903,320

Japan - 0.7%
2-Year Japan Government Bond 0.10%, 03/15/2017 - 03/15/2018	JPY 1,201,700,000	11,705,436

Mexico - 0.9%
Mexico Bonos Series M, 6.50%, 06/10/2021	MXN 270,080,800	15,437,663

New Zealand - 0.4%
New Zealand Government Bond 6.00%, 05/15/2021 (N)	NZD 8,584,000	7,244,083

Poland - 0.5%
Poland Government Bond
2.50%, 07/25/2026	PLN 4,794,000	1,172,625
3.25%, 07/25/2025	11,061,000	2,898,839
5.25%, 10/25/2020	9,461,000	2,714,723
5.75%, 10/25/2021	8,082,000	2,406,716

		9,192,903

Republic of Korea - 0.1%
Export-Import Bank of Korea
2.63%, 12/30/2020	$ 1,532,000	1,578,556
2.88%, 09/17/2018	618,000	635,745

		2,214,301

Spain - 0.3%
Spain Government Bond 1.95%, 04/30/2026 (N)	EUR 4,605,000	5,442,655

Turkey - 0.1%
Turkey Government International Bond 6.75%, 04/03/2018	$ 1,412,000	1,518,606

United Kingdom - 0.8%
U.K. Gilt
1.50%, 01/22/2021 (N)	GBP 7,962,327	11,127,991
2.00%, 09/07/2025 (N)	269,873	393,542
3.50%, 01/22/2045 (J) (N)	1,371,987	2,542,991

		14,064,524

Total Foreign Government Obligations (Cost $167,844,612)		168,619,919

LOAN ASSIGNMENTS - 0.7%
Marshall Islands - 0.0% (A)
Drillships Financing Holding, Inc. Term Loan B1, 6.00% (L), 03/31/2021	$ 632,992	241,592
Drillships Ocean Ventures, Inc. Term Loan B, 5.50% (L), 07/25/2021	739,853	438,979

		680,571

	Principal	Value
LOAN ASSIGNMENTS (continued)
Netherlands - 0.1%
Promontoria Blue Holding 2 BV Mezzanine, 7.00% (L), 04/17/2020 (I)	EUR 1,616,746	$ 1,794,183

United Kingdom - 0.1%
Seadrill Partners Finance Co. LLC Term Loan B, 4.00% (L), 02/21/2021	$ 1,615,822	716,011

United States - 0.5%
Calpine Corp. Term Loan B5, 3.50% (L), 05/27/2022	1,113,750	1,100,351
Fieldwood Energy LLC
1st Lien Last Out Term Loan,
8.38% (L), 09/30/2020	337,037	176,945
1st Lien Term Loan,
8.00% (L), 09/28/2018	249,657	207,215
2nd Lien Term Loan,
8.38% (L), 09/30/2020	567,243	157,410
Hilton Worldwide Finance LLC Term Loan B2, 3.50% (L), 10/26/2020	2,457,197	2,456,514
Novelis, Inc. Term Loan B, 4.00% (L), 06/02/2022	643,500	637,065
Sheridan Investment Partners II, LP
Term Loan A,
4.25% (L), 12/16/2020 (I)	187,448	114,343
Term Loan B,
4.25% (L), 12/16/2020 (I)	1,348,061	822,318
Term Loan M,
4.25% (L), 12/16/2020 (I)	69,842	42,603
Univar, Inc. Term Loan, 4.25% (L), 07/01/2022	1,096,713	1,082,181
Univision Communications, Inc. Term Loan C4, 4.00% (L), 03/01/2020	2,085,445	2,070,177

		8,867,122

Total Loan Assignments (Cost $14,570,916)		12,057,887

U.S. GOVERNMENT AGENCY OBLIGATION - 0.6%
Federal National Mortgage Association 3.00%, TBA (Q)	9,594,000	9,956,396

Total U.S. Government Agency Obligation (Cost $9,842,095)		9,956,396

U.S. GOVERNMENT OBLIGATIONS - 12.0%
U.S. Treasury Inflation Indexed Bond 1.00%, 02/15/2046 (F)	2,430,660	2,624,099
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2021	11,853,100	12,144,793
0.38%, 07/15/2025 (F)	10,707,993	11,025,892
0.63%, 01/15/2026 (F)	50,074,116	52,729,747

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Note
0.88%, 01/31/2017	$ 4,682,700	$ 4,694,365
1.25%, 03/31/2021 (C)	17,458,900	17,662,139
1.38%, 04/30/2021 (C) (F)	85,396,300	86,870,752
1.63%, 02/15/2026	3,481,400	3,520,566
1.75%, 03/31/2022	6,995,800	7,228,354
2.00%, 08/15/2025	3,924,800	4,103,104

Total U.S. Government Obligations (Cost $197,945,141)		202,603,811

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 5.0%
Japan - 5.0%
Japan Treasury Discount Bill
0.00% (K) (R), 07/19/2016 -09/12/2016	JPY 6,800,000,000	65,870,122
0.00% (K) (R), 10/03/2016 (Q)	1,970,000,000	19,091,821

Total Short-Term Foreign Government Obligations (Cost $81,721,299)		84,961,943

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 8.3%
U.S. Treasury Bill
0.17% (K), 07/28/2016	$ 6,000,000	5,999,208
0.18% (K), 08/04/2016 -08/11/2016	12,000,000	11,997,390
0.19% (K), 08/18/2016 -08/25/2016	8,005,000	8,002,411
0.20% (K), 07/14/2016 (C)	17,864,000	17,863,196
0.20% (K), 07/21/2016 -08/04/2016	8,163,000	8,161,662
0.21% (K), 08/11/2016	2,005,000	2,004,535
0.22% (K), 09/22/2016	4,005,000	4,002,773
0.23% (K), 09/01/2016	10,000,000	9,996,000
0.24% (K), 09/22/2016	12,000,000	11,993,328
0.26% (K), 07/21/2016 - 08/11/2016 (C)	37,164,000	37,159,429
0.28% (K), 08/04/2016 (C) (Q)	16,000,000	15,996,752
0.29% (K), 08/18/2016 (C)	6,000,000	5,998,164

Total Short-Term U.S. Government Obligations (Cost $139,172,590)		139,174,848

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.0% (A)
Call - SPDR Gold Shares Exercise Price $124 Expiration Date 08/19/2016	965	448,725
Call - SPDR Gold Shares Exercise Price $125 Expiration Date 09/30/2016	453	228,765

Total Exchange-Traded Options Purchased (Cost $567,654)		677,490

OVER-THE-COUNTER OPTIONS PURCHASED - 0.5% (S) (T)
Call - Aflac, Inc. Exercise Price $85 Expiration Date 01/19/2018, GSI	51,362	68,312
Call - Allstate Corp. Exercise Price $80 Expiration Date 01/19/2018, GSI	32,706	386,749

	Number of Contracts	Value
OVER-THE-COUNTER OPTIONS PURCHASED (continued)
Call - Apple, Inc. Exercise Price $100 Expiration Date 09/16/2016, CITI	29,396	$ 58,451
Call - BB&T Corp. Exercise Price $40 Expiration Date 01/19/2018, GSI	71,414	133,544
Call - Capital One Financial Corp. Exercise Price $80 Expiration Date 01/19/2018, GSI	73,104	217,484
Call - Charles Schwab Corp. Exercise Price $40 Expiration Date 01/19/2018, GSI	100,183	62,614
Call - CIT Group, Inc. Exercise Price $42 Expiration Date 01/19/2018, GSI	43,933	78,420
Call - Citigroup, Inc. Exercise Price $55 Expiration Date 01/19/2018, GSI	100,183	192,351
Call - CME Group, Inc. Exercise Price $115 Expiration Date 01/19/2018, GSI	35,154	94,916
Call - Comerica, Inc. Exercise Price $55 Expiration Date 01/19/2018, GSI	61,435	96,760
Call - E*TRADE Financial Corp. Exercise Price $35 Expiration Date 01/19/2018, GSI	90,986	81,433
Call - EURO STOXX 50® Index Exercise Price EUR 3,025 Expiration Date 03/17/2017, MSC	295	41,747
Call - EURO STOXX 50® Index Exercise Price EUR 3,025 Expiration Date 03/17/2017, MSC	295	41,747
Call - EURO STOXX 50® Index Exercise Price EUR 3,150 Expiration Date 06/16/2017, CITI	1,101	106,142
Call - EURO STOXX 50® Index Exercise Price EUR 3,427 Expiration Date 09/21/2018, DUB	375	34,928
Call - EURO STOXX 50® Index Exercise Price EUR 3,450 Expiration Date 03/17/2017, MSC	442	11,481
Call - EURO STOXX 50® Index Exercise Price EUR 3,500 Expiration Date 12/15/2017, BCLY	901	49,288
Call - EURO STOXX 50® Index Exercise Price EUR 3,500 Expiration Date 03/16/2018, GSC	749	46,161
Call - EURO STOXX 50® Index Exercise Price EUR 3,600 Expiration Date 09/15/2017, BOA	878	25,454
Call - EURO STOXX 50® Index Exercise Price EUR 3,600 Expiration Date 06/15/2018, UBS	363	19,072
Call - Fifth Third Bancorp Exercise Price $25 Expiration Date 01/19/2018, GSI	100,183	117,715
Call - Franklin Resources, Inc. Exercise Price $45 Expiration Date 01/19/2018, GSI	90,449	81,404

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Number of Contracts	Value
OVER-THE-COUNTER OPTIONS PURCHASED (continued)
Call - JPMorgan Chase & Co. Exercise Price $70 Expiration Date 01/19/2018, GSI	100,183	$ 317,079
Call - KeyCorp Exercise Price $15 Expiration Date 01/19/2018, GSI	100,183	33,060
Call - Lincoln National Corp. Exercise Price $55 Expiration Date 01/19/2018, GSI	60,852	87,627
Call - Manulife Financial Corp. Exercise Price $22 Expiration Date 01/19/2018, GSI	100,183	57,605
Call - MetLife, Inc. Exercise Price $50 Expiration Date 01/20/2017, UBS	25,715	6,300
Call - MetLife, Inc. Exercise Price $53 Expiration Date 01/20/2017, UBS	23,700	3,200
Call - MetLife, Inc. Exercise Price $53 Expiration Date 01/19/2018, GSI	100,183	105,693
Call - Morgan Stanley Exercise Price $35 Expiration Date 01/19/2018, GSI	100,183	79,145
Call - Nikkei 225 Index Exercise Price JPY 21,968 Expiration Date 03/09/2018, GSC	30,667	61,706
Call - Prudential Financial, Inc. Exercise Price $88 Expiration Date 01/20/2017, MSC	29,000	16,530
Call - QUALCOMM, Inc. Exercise Price $53 Expiration Date 05/19/2017, DUB	51,513	260,547
Call - Regions Financial Corp. Exercise Price $12 Expiration Date 01/19/2018, GSI	100,183	29,053
Call - SPDR Gold Shares Exercise Price $100 Expiration Date 09/16/2016, JPM	33,228	882,203
Call - SPDR Gold Shares Exercise Price $100 Expiration Date 12/16/2016, JPM	25,633	686,964
Call - SPDR Gold Shares Exercise Price $120 Expiration Date 09/16/2016, JPM	45,100	359,673
Call - SPDR Gold Shares Exercise Price $121 Expiration Date 01/20/2017, SG	47,937	458,997
Call - SPDR Gold Shares Exercise Price $125 Expiration Date 09/16/2016, JPM	47,469	230,225
Call - SPDR Gold Shares Exercise Price $125 Expiration Date 12/16/2016, JPM	47,469	325,163
Call - SPDR Gold Shares Exercise Price $127 Expiration Date 10/21/2016, JPM	24,180	116,064
Call - State Street Corp. Exercise Price $73 Expiration Date 01/19/2018, GSI	67,781	98,960

	Number of Contracts	Value
OVER-THE-COUNTER OPTIONS PURCHASED (continued)
Call - STOXX® Europe 600 Index Exercise Price EUR 345 Expiration Date 09/16/2016, CSS	7,277	$ 48,250
Call - STOXX® Europe 600 Index Exercise Price EUR 356 Expiration Date 03/17/2017, CSS	7,951	83,401
Call - STOXX® Europe 600 Index Exercise Price EUR 372 Expiration Date 09/15/2017, JPM	5,680	49,396
Call - SunTrust Banks, Inc. Exercise Price $55 Expiration Date 01/19/2018, GSI	100,183	98,680
Call - Synchrony Financial Exercise Price $35 Expiration Date 01/19/2018, GSI	100,183	97,678
Call - Taiwan Stock Exchange Weighted Index Exercise Price TWD 9,000 Expiration Date 09/20/2017, MSC	12,752	103,445
Call - Taiwan Stock Exchange Weighted Index Exercise Price TWD 9,000 Expiration Date 12/20/2017, MSC	13,003	107,009
Call - Taiwan Stock Exchange Weighted Index Exercise Price TWD 9,001 Expiration Date 09/21/2016, CITI	12,200	15,725
Call - TD Ameritrade Holding Corp. Exercise Price $40 Expiration Date 01/19/2018, GSI	85,389	66,177
Call - Travelers Cos., Inc. Exercise Price $135 Expiration Date 01/19/2018, GSI	30,984	89,854
Call - Wells Fargo & Co. Exercise Price $55 Expiration Date 01/19/2018, GSI	100,183	176,322
Call - Zions Bancorporation Exercise Price $35 Expiration Date 01/19/2018, GSI	82,139	55,033
Put - EURO STOXX 50® Index Exercise Price EUR 2,875 Expiration Date 07/15/2016, UBS	2,524	179,527
Put - Gentex Corp. Exercise Price $13 Expiration Date 09/16/2016, MSC	139,563	13,956
Put - S&P 500® Exercise Price $2,035 Expiration Date 07/15/2016, MSC	18,454	117,183

Total Over-the-Counter Options Purchased (Cost $10,550,623)		7,563,603

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED - 0.0% (A) (S) (T)
Call - USD vs. JPY Exercise Price $109 Expiration Date 11/15/2016, DUB	9,523,275	78,376
Call - USD vs. JPY Exercise Price $110 Expiration Date 07/07/2016, DUB	9,169,000	9

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Number of Contracts	Value
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED (continued)
Call - USD vs. JPY Exercise Price $110 Expiration Date 10/04/2016, JPM	9,295,987	$ 35,102
Call - USD vs. JPY Exercise Price $111 Expiration Date 09/08/2016, GSI	9,219,000	19,489
Call - USD vs. JPY Exercise Price $111 Expiration Date 08/08/2016, MSC	9,213,000	6,477

Total Over-the-Counter Foreign Exchange Options Purchased (Cost $821,119)		139,453

	Notional Amount	Value
OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED - 0.0% (A) (S) (T)
Put - Receives Floating Rate Index 3-Month USD-LIBOR Exercise Rate 1.48% Expiration Date 09/16/2016, GSI	19,340,000	199,685
Put - Receives Floating Rate Index 3-Month USD-LIBOR Exercise Rate 1.88% Expiration Date 09/16/2016, GSI	19,340,000	32,369
Put - Receives Floating Rate Index 6-Month GBP-LIBOR Exercise Rate 1.22% Expiration Date 09/15/2016, GSI	GBP 19,400,000	172,516
Put - Receives Floating Rate Index 6-Month GBP-LIBOR Exercise Rate 1.62% Expiration Date 09/15/2016, GSI	19,400,000	22,177
Put - Receives Floating Rate Index 6-Month JPY-LIBOR Exercise Rate 1.07% Expiration Date 04/04/2018, DUB	JPY 269,375,596	2,430
Put - Receives Floating Rate Index 6-Month JPY-LIBOR Exercise Rate 1.25% Expiration Date 07/29/2016, DUB	342,740,000	1

Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $1,036,309)		429,178

	Shares	Value
SECURITIES LENDING COLLATERAL - 9.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (K)	163,302,847	$ 163,302,847

Total Securities Lending Collateral (Cost $163,302,847)		163,302,847

	Principal	Value
REPURCHASE AGREEMENT - 0.0% (A)
State Street Bank & Trust Co. 0.03% (K), dated 06/30/2016, to be repurchased at $657,241 on 07/01/2016. Collateralized by a U.S. Government Obligation, 3.38%, due 11/15/2019, and with a value of $670,542.	$ 657,240	657,240

Total Repurchase Agreement (Cost $657,240)		657,240

Total Investments (Cost $1,913,136,544) (U)		1,898,633,354

	Shares	Value
SECURITIES SOLD SHORT - (0.3)%
COMMON STOCKS - (0.3)%
Auto Components - (0.0)% (A)
Gentex Corp.	(51,773)	(799,893)

Chemicals - (0.1)%
Ecolab, Inc.	(12,920)	(1,532,312)

Construction Materials - (0.1)%
LafargeHolcim, Ltd.	(20,239)	(846,750)

Household Products - (0.1)%
Church & Dwight Co., Inc.	(11,937)	(1,228,198)

Metals & Mining - (0.0)% (A)
Alcoa, Inc.	(84,357)	(781,989)

Total Common Stocks (Proceeds $5,327,727)		(5,189,142)

Total Securities Sold Short (Proceeds $5,327,727)		(5,189,142)

Net Other Assets (Liabilities) - (12.3)%		(207,537,484)

Net Assets - 100.0%		$ 1,685,906,728

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN: (S) (T)

Description	Exercise Price		Expiration Date	Number of Contracts	Premiums (Received)	Value
Call - Altria Group, Inc.	USD	67.50	09/16/2016	191	$(28,277)	$(52,525)
Call - Altria Group, Inc.	USD	67.50	12/16/2016	191	(45,411)	(70,670)
Call - Hershey Co.	USD	100.00	08/19/2016	54	(14,302)	(79,974)
Call - Mondelez International, Inc.	USD	43.00	09/16/2016	207	(58,028)	(83,835)
Call - Perrigo Co. PLC	USD	110.00	11/18/2016	62	(33,031)	(17,205)
Call - SPDR Gold Shares	USD	136.00	08/19/2016	965	(77,685)	(77,200)
Call - SPDR Gold Shares	USD	145.00	09/30/2016	453	(81,067)	(32,163)
Call - WhiteWave Foods Co.	USD	37.50	07/15/2016	96	(24,737)	(88,320)
Call - Whole Foods Market, Inc.	USD	34.00	09/16/2016	267	(51,099)	(25,098)

Total					$(413,637)	$(526,990)

OVER-THE-COUNTER OPTIONS WRITTEN: (S) (T)

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Premiums (Received)	Value
Call - Alexion Pharmaceuticals, Inc.	CSS	USD	125.00	11/18/2016	3,236	$(22,102)	$(26,535)
Call - Bank of America Corp.	MSC	USD	14.00	07/15/2016	64,689	(24,905)	(5,499)
Call - General Electric Co.	UBS	USD	31.00	09/16/2016	159,231	(136,939)	(196,650)
Call - General Electric Co.	DUB	USD	32.50	01/20/2017	131,386	(141,240)	(132,587)
Call - Johnson & Johnson	BCLY	USD	110.00	01/20/2017	44,710	(194,489)	(561,111)
Call - Mylan NV	BCLY	USD	45.00	07/15/2016	10,612	(35,338)	(5,253)
Call - QUALCOMM, Inc.	DUB	USD	70.00	05/19/2017	51,513	(38,635)	(26,494)
Call - SPDR Gold Shares	JPM	USD	137.00	09/16/2016	47,469	(54,589)	(59,336)
Call - SPDR Gold Shares	JPM	USD	140.00	09/16/2016	45,100	(81,180)	(40,364)
Call - SPDR Gold Shares	JPM	USD	145.00	12/16/2016	47,469	(69,779)	(80,935)
Call - SPDR Gold Shares	SG	USD	145.00	01/20/2017	47,937	(35,953)	(100,428)
Call - SPDR Gold Shares	JPM	USD	150.00	10/21/2016	24,180	(16,196)	(15,838)
Put - Apple, Inc.	CITI	USD	90.00	09/16/2016	29,396	(205,772)	(61,079)
Put - EURO STOXX 50® Index	CITI	EUR	2,350.00	06/16/2017	1,101	(131,398)	(137,850)
Put - EURO STOXX 50® Index	MSC	EUR	2,375.00	03/17/2017	295	(39,277)	(26,689)
Put - EURO STOXX 50® Index	MSC	EUR	2,375.00	03/17/2017	295	(37,568)	(24,270)
Put - EURO STOXX 50® Index	DUB	EUR	2,586.07	09/21/2018	375	(136,732)	(126,783)
Put - EURO STOXX 50® Index	UBS	EUR	2,650.00	07/15/2016	2,524	(128,519)	(26,268)
Put - Johnson & Johnson	BCLY	USD	97.50	01/20/2017	44,710	(169,898)	(43,592)
Put - MetLife, Inc.	UBS	USD	45.00	01/20/2017	12,858	(45,309)	(88,399)
Put - MetLife, Inc.	UBS	USD	46.00	01/20/2017	11,850	(39,815)	(106,334)
Put - Nikkei 225 Index	GSC	JPY	17,974.04	03/09/2018	30,667	(444,320)	(1,093,174)
Put - Prudential Financial, Inc.	MSC	USD	77.50	01/20/2017	14,500	(87,436)	(147,175)
Put - QUALCOMM, Inc.	DUB	USD	40.00	05/19/2017	51,513	(169,993)	(85,795)
Put - S&P 500®	MSC	USD	1,870.00	07/15/2016	18,454	(221,448)	(11,534)
Put - Taiwan Stock Exchange Weighted Index	CITI	TWD	8,100.70	09/21/2016	12,200	(205,551)	(60,236)
Put - Taiwan Stock Exchange Weighted Index	MSC	TWD	8,600.00	09/20/2017	12,752	(422,487)	(346,491)
Put - Taiwan Stock Exchange Weighted Index	MSC	TWD	8,600.00	12/20/2017	13,003	(421,874)	(408,911)

Total						$(3,758,742)	$(4,045,610)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN: (S) (T)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premiums (Received)	Value
Call - AUD vs. USD	DUB	AUD	0.79	11/10/2016	AUD	5,685,000	$(31,340)	$(26,851)
Call - AUD vs. USD	GSI	AUD	0.80	11/09/2016	AUD	5,583,000	(35,787)	(18,067)
Call - NZD vs. USD	JPM	NZD	0.73	11/10/2016	NZD	6,150,000	(46,681)	(89,131)
Call - NZD vs. USD	MSC	NZD	0.73	11/08/2016	NZD	6,054,000	(47,722)	(75,792)
Call - USD vs. JPY	DUB	USD	115.00	11/15/2016	USD	9,523,275	(42,569)	(20,761)
Call - USD vs. JPY	JPM	USD	117.00	10/04/2016	USD	9,295,987	(40,716)	(5,633)
Call - USD vs. ZAR	DUB	USD	17.00	08/22/2016	USD	4,714,414	(94,524)	(15,006)
Put - AUD vs. USD	DUB	AUD	0.67	11/10/2016	AUD	5,685,000	(46,591)	(21,725)
Put - AUD vs. USD	GSI	AUD	0.69	11/09/2016	AUD	5,583,000	(52,465)	(31,320)
Put - GBP vs. USD	GSI	GBP	1.30	07/15/2016	GBP	9,559,953	(124,861)	(63,697)
Put - NZD vs. USD	JPM	NZD	0.62	11/10/2016	NZD	6,150,000	(46,681)	(14,047)
Put - NZD vs. USD	MSC	NZD	0.62	11/08/2016	NZD	6,054,000	(33,560)	(15,492)
Put - USD vs. JPY	DUB	USD	98.00	11/15/2016	USD	9,523,275	(74,472)	(151,592)
Put - USD vs. JPY	JPM	USD	100.00	10/04/2016	USD	9,295,987	(87,754)	(158,022)
Put - USD vs. JPY	GSI	USD	100.50	09/08/2016	USD	9,219,000	(81,653)	(140,654)
Put - USD vs. JPY	MSC	USD	101.00	08/08/2016	USD	9,213,000	(59,322)	(110,565)
Put - USD vs. ZAR	GSI	USD	14.20	08/22/2016	USD	4,714,414	(55,795)	(61,198)

Total							$(1,002,493)	$(1,019,553)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN: (S) (T)

Description	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Value
Put - 10-Year	GSI	6-Month GBP-LIBOR	Pay	1.42%	09/15/2016	GBP	38,800,000	$(481,852)	$(136,017)
Put - 10-Year	GSI	3-Month USD-LIBOR	Pay	1.68	09/16/2016	USD	38,680,000	(299,770)	(169,348)

Total								$(781,622)	$(305,365)

CENTRALLY CLEARED SWAP AGREEMENTS: (V)

Credit Default Swap Agreements on Credit Indices - Sell Protection (W)
Reference Obligation	Fixed Deal Receive Rate	Expiration Date	Notional Amount (X)		Fair Value (Y)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Markit iTraxx® Europe Crossover - Series 25	5.00%	06/20/2021	EUR	11,404,024	$738,946	$1,016,101	$(277,155)
Markit iTraxx® Europe Index - Series 25	1.00	06/20/2021	EUR	7,090,000	61,397	104,284	(42,887)
North America High Yield Index - Series 26	5.00	06/20/2021	USD	8,238,208	277,518	217,055	60,463
North America Investment Grade Index - Series 26	1.00	06/20/2021	USD	34,880,485	377,980	336,006	41,974

Total					$1,455,841	$1,673,446	$(217,605)

Interest Rate Swap Agreements - Fixed Rate Payable
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	1.38%	06/28/2022	USD	9,758,598	$(801)	$69	$(870)
3-Month USD-LIBOR	1.45	06/28/2022	USD	19,517,196	(38,494)	(291)	(38,203)
3-Month USD-LIBOR	1.45	06/28/2022	USD	9,758,599	(20,667)	69	(20,736)
6-Month EUR-EURIBOR	0.02	04/09/2021	EUR	2,465,000	(17,691)	23	(17,714)

Total					$(77,653)	$(130)	$(77,523)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS: (S) (T)

Cross Currency Swap Agreements
Fixed Rate Receivable	Fixed Rate Payable	Counterparty	Expiration Date	Notional Amount Receivable		Notional Amount Payable		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
1.23%	0.10%	BOA	03/15/2017	USD	2,425,715	JPY	291,900,000	$(376,201)	$2,718	$(378,919)
1.84	0.10	BOA	03/15/2018	USD	3,219,125	JPY	360,250,000	(625,548)	5,872	(631,420)
1.69	0.10	BOA	03/15/2018	USD	4,873,355	JPY	549,550,000	(1,021,648)	4,205	(1,025,853)

Total								$(2,023,397)	$12,795	$(2,036,192)

Total Return Swap Agreements - Receivable (Z)

Reference Entity	Counterparty	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
EURO STOXX 50® Index Dividend Futures	BNP	12/15/2017	5,900	$(13,750)	$—	$(13,750)
EURO STOXX 50® Index Dividend Futures	BNP	12/15/2017	5,900	(20,775)	—	(20,775)
EURO STOXX 50® Index Dividend Futures	BNP	12/21/2018	3,000	(25,968)	—	(25,968)
EURO STOXX 50® Index Dividend Futures	BNP	12/21/2018	5,900	(61,383)	—	(61,383)
EURO STOXX 50® Index Dividend Futures	BNP	12/21/2018	3,200	(31,606)	—	(31,606)
S&P 500® Annual Dividend Futures	BNP	12/21/2018	23,500	16,450	—	16,450
S&P 500® Annual Dividend Futures	GSI	12/18/2020	9,500	7,838	—	7,838
S&P 500® Annual Dividend Futures	BNP	12/17/2021	12,000	14,400	—	14,400
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	03/31/2017	210,000	98,630	13,556	85,074
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	03/31/2017	210,000	88,461	3,286	85,175
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	03/30/2018	270,000	(17,649)	—	(17,649)
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	04/02/2018	270,000	(9,177)	—	(9,177)
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	03/29/2019	130,000	(30,969)	—	(30,969)
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	03/31/2020	180,000	(40,440)	—	(40,440)
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	03/29/2019	280,000	(39,316)	—	(39,316)
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	03/29/2019	130,000	(20,583)	—	(20,583)
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	03/21/2020	220,000	(30,252)	—	(30,252)
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	03/31/2020	130,000	(29,962)	—	(29,962)

Total				$(146,051)	$16,842	$(162,893)

FUTURES CONTRACTS: (AA)
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
EURO STOXX 50® Index	Short	(56)	09/16/2016	$15,013	$—
EURO STOXX 600® Index	Short	(139)	09/16/2016	—	(52,856)
FTSE 100 Index	Long	7	09/16/2016	43,716	—
NASDAQ-100 E-Mini Index	Long	89	09/16/2016	—	(20,441)
Nikkei 225 Index	Long	35	09/08/2016	82,969	—
S&P 500® E-Mini	Long	63	09/16/2016	125,848	—

Total				$267,546	$(73,297)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (S) (T)
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BBH	09/12/2016	EUR	810,000	USD	906,341	$—	$(5,024)
BBH	09/12/2016	GBP	847,000	USD	1,193,204	—	(64,846)
BNP	09/09/2016	USD	4,223,942	GBP	2,934,000	315,462	—
BNP	01/19/2017	USD	1,538,000	AED	5,694,599	—	(10,551)
BNP	01/25/2017	USD	1,522,000	AED	5,636,270	—	(10,634)
CITI	07/15/2016	JPY	166,670,000	USD	1,520,018	94,727	—
CITI	08/03/2016	TWD	108,071,122	USD	3,359,000	—	(6,273)
CITI	08/26/2016	ZAR	26,234,876	USD	1,627,000	133,266	—
CITI	01/09/2017	TWD	132,519,930	USD	4,058,679	66,172	—
CITI	01/09/2017	USD	3,957,000	TWD	132,519,930	—	(167,852)
CSI	07/01/2016	EUR	5,051,000	USD	5,774,000	—	(168,466)
CSI	07/01/2016	USD	4,181,637	EUR	3,746,550	23,765	—
CSI	08/10/2016	KRW	3,678,681,999	USD	3,188,705	13,603	(9,978)
CSI	08/10/2016	USD	3,037,346	KRW	3,678,682,000	—	(154,984)
CSI	08/24/2016	EUR	2,946,000	USD	3,263,107	12,755	—
CSI	09/12/2016	USD	8,053,097	JPY	910,000,000	—	(780,942)
CSI	09/23/2016	USD	2,353,614	GBP	1,721,000	60,627	—
CSI	09/30/2016	USD	2,358,774	GBP	1,720,000	66,926	—
CSI	01/11/2017	TWD	131,742,996	USD	4,043,925	56,922	—
CSI	01/11/2017	USD	3,927,000	TWD	131,742,996	—	(173,847)
DUB	07/29/2016	EUR	2,429,000	USD	2,744,964	—	(46,427)
DUB	08/03/2016	GBP	2,894,000	USD	4,188,063	—	(334,275)
DUB	08/03/2016	TWD	108,294,160	USD	3,359,000	646	—
DUB	08/03/2016	USD	4,228,351	GBP	2,894,000	374,563	—
DUB	08/04/2016	GBP	1,147,000	USD	1,648,055	—	(120,641)
DUB	08/04/2016	USD	1,653,882	GBP	1,147,000	126,468	—
DUB	08/09/2016	EUR	2,019,000	JPY	248,078,971	—	(161,476)
DUB	08/09/2016	JPY	258,516,798	EUR	2,019,000	262,679	—
DUB	08/19/2016	EUR	3,519,000	JPY	435,764,808	—	(314,182)
DUB	08/19/2016	JPY	436,820,508	EUR	3,519,000	324,421	—
DUB	08/24/2016	CAD	5,425,000	USD	4,147,680	52,023	—
DUB	09/30/2016	USD	1,649,516	AUD	2,239,000	—	(14,822)
DUB	10/03/2016	USD	19,196,476	JPY	1,970,000,000	54,525	—
DUB	11/04/2016	CNY	24,211,000	USD	3,685,925	—	(57,074)
DUB	11/04/2016	USD	3,725,858	CNH	24,211,000	113,671	—
DUB	11/10/2016	USD	4,141,545	AUD	5,685,000	—	(78,272)
DUB	12/02/2016	BRL	6,383,000	USD	1,791,518	105,455	—
DUB	12/02/2016	USD	1,711,260	BRL	6,383,000	—	(185,713)
DUB	02/16/2017	TWD	50,798,400	USD	1,585,468	—	(2,993)
DUB	02/16/2017	USD	1,520,000	TWD	50,798,400	—	(62,475)
GSI	07/28/2016	USD	1,676,872	JPY	183,664,383	—	(103,262)
GSI	08/03/2016	TWD	81,023,635	USD	2,519,000	—	(5,377)
GSI	08/04/2016	JPY	434,768,665	USD	4,001,000	213,745	—
GSI	08/09/2016	USD	96,827	JPY	10,437,827	—	(4,376)
GSI	08/10/2016	USD	90,492	JPY	9,879,200	—	(5,298)
GSI	08/19/2016	USD	9,653	JPY	1,055,700	—	(586)
GSI	08/25/2016	BRL	5,664,000	USD	1,689,536	43,153	—
GSI	08/25/2016	USD	3,044,053	BRL	11,056,000	—	(338,116)
GSI	08/25/2016	USD	4,100,000	MXN	76,756,510	—	(74,896)
GSI	09/02/2016	USD	4,226,750	GBP	2,934,000	318,599	—
GSI	09/06/2016	USD	18,286,770	JPY	1,980,000,000	—	(929,429)
GSI	11/09/2016	USD	4,140,855	AUD	5,583,000	—	(3,396)
GSI	01/09/2017	TWD	133,767,240	USD	4,104,549	59,127	—
GSI	01/09/2017	USD	3,967,000	TWD	133,767,240	—	(196,676)
GSI	01/19/2017	USD	1,537,000	AED	5,695,354	—	(11,756)
HSBC	09/01/2016	USD	4,207,494	GBP	2,934,000	299,390	—
HSBC	09/23/2016	EUR	3,692,000	USD	4,170,779	—	(60,765)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (S) (T)
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC	09/30/2016	USD	2,347,083	GBP	1,721,000	$53,903	$—
HSBC	02/13/2017	EUR	1,378,000	JPY	171,412,865	—	(132,131)
HSBC	02/13/2017	JPY	178,653,566	EUR	1,378,000	202,876	—
HSBC	02/13/2017	USD	66,836	JPY	7,240,701	—	(3,909)
JPM	07/13/2016	PLN	15,558,221	USD	4,118,263	—	(176,063)
JPM	07/13/2016	USD	3,853,000	PLN	15,558,221	—	(89,200)
JPM	08/22/2016	USD	18,324,657	JPY	1,950,000,000	—	(590,342)
JPM	08/25/2016	USD	2,885,000	MXN	53,951,421	—	(49,495)
JPM	09/01/2016	EUR	2,928,000	USD	3,282,317	—	(25,638)
JPM	09/01/2016	USD	3,316,809	EUR	2,928,000	60,130	—
JPM	09/02/2016	CAD	5,386,000	USD	4,196,829	—	(27,289)
JPM	09/15/2016	USD	4,147,209	GBP	2,934,000	238,448	—
JPM	11/10/2016	USD	4,102,665	NZD	6,150,000	—	(259,699)
JPM	01/09/2017	TWD	131,926,894	USD	4,043,055	63,338	—
JPM	01/09/2017	USD	3,957,000	TWD	131,926,894	—	(149,393)
MSC	07/01/2016	USD	1,474,433	EUR	1,304,450	26,771	—
MSC	07/13/2016	BRL	3,103,936	USD	801,968	160,369	—
MSC	07/13/2016	USD	729,000	BRL	3,103,936	—	(233,337)
MSC	07/19/2016	USD	18,030,284	JPY	1,960,000,000	—	(961,179)
MSC	07/28/2016	EUR	5,110,000	USD	5,806,263	—	(129,448)
MSC	07/28/2016	JPY	465,928,000	USD	4,285,381	230,543	—
MSC	07/28/2016	USD	3,391,089	EUR	2,995,000	63,875	—
MSC	08/10/2016	EUR	3,392,000	JPY	422,064,864	—	(322,503)
MSC	08/10/2016	JPY	431,944,064	EUR	3,392,000	418,293	—
MSC	09/16/2016	USD	4,195,236	GBP	2,856,000	390,343	—
MSC	11/08/2016	USD	4,096,802	NZD	6,054,000	—	(197,876)

Total						$5,101,579	$(8,013,182)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Obligations	10.7%	$202,603,811
Foreign Government Obligations	8.9	168,619,919
Banks	5.2	98,057,722
Pharmaceuticals	4.0	75,745,969
Oil, Gas & Consumable Fuels	3.5	67,206,364
International Commodity Funds	2.9	55,721,835
Internet Software & Services	2.2	41,115,372
Insurance	1.9	36,926,492
Media	1.9	36,614,807
Software	1.8	34,889,679
Chemicals	1.8	33,862,818
Diversified Telecommunication Services	1.7	33,123,585
Technology Hardware, Storage & Peripherals	1.7	32,907,006
Health Care Providers & Services	1.6	30,973,494
Beverages	1.5	28,353,377
Real Estate Management & Development	1.4	27,401,222
Automobiles	1.3	25,045,000
Biotechnology	1.2	23,139,191
Industrial Conglomerates	1.2	21,799,645
Capital Markets	1.1	21,720,783
Food Products	1.1	19,976,427
Aerospace & Defense	1.1	19,964,035
Semiconductors & Semiconductor Equipment	1.0	19,636,992

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

INVESTMENTS BY INDUSTRY (continued) :

Industry	Percentage of Total Investments		Value
Real Estate Investment Trusts	0.9%		$17,337,557
Auto Components	0.9		17,131,566
Diversified Financial Services	0.9		16,711,573
Machinery	0.8		15,699,388
Wireless Telecommunication Services	0.8		14,218,197
Health Care Equipment & Supplies	0.7		14,045,616
IT Services	0.7		13,263,445
Electrical Equipment	0.6		11,884,293
Electric Utilities	0.6		11,817,881
Food & Staples Retailing	0.6		11,643,183
Road & Rail	0.6		11,566,702
Personal Products	0.6		11,167,984
Multi-Utilities	0.6		10,564,675
U.S. Government Agency Obligation	0.5		9,956,396
Textiles, Apparel & Luxury Goods	0.5		9,719,336
Metals & Mining	0.5		9,322,967
Hotels, Restaurants & Leisure	0.5		9,238,927
Communications Equipment	0.5		9,043,581
Trading Companies & Distributors	0.5		8,828,989
Household Products	0.5		8,818,417
Airlines	0.5		8,792,138
Specialty Retail	0.5		8,598,327
Consumer Finance	0.4		7,770,421
Over-the-Counter Options Purchased	0.4		7,563,603
Energy Equipment & Services	0.4		7,093,990
Electronic Equipment, Instruments & Components	0.4		6,643,653
Construction & Engineering	0.3		5,915,518
Air Freight & Logistics	0.3		5,675,860
Household Durables	0.3		5,411,704
Building Products	0.3		5,252,285
Tobacco	0.2		4,512,944
Gas Utilities	0.2		4,161,771
Commercial Services & Supplies	0.2		3,733,410
Multiline Retail	0.2		3,692,239
Independent Power & Renewable Electricity Producers	0.2		3,612,146
Water Utilities	0.2		3,122,814
Life Sciences Tools & Services	0.2		3,106,218
Containers & Packaging	0.2		3,013,543
Internet & Catalog Retail	0.1		2,764,793
Paper & Forest Products	0.1		2,674,209
U.S. Fixed Income Funds	0.1		1,700,067
Health Care Technology	0.1		1,673,369
Leisure Products	0.1		1,420,028
Construction Materials	0.1		1,293,317
Professional Services	0.1		1,149,860
Transportation Infrastructure	0.0	(A)	888,677
Exchange-Traded Options Purchased	0.0	(A)	677,490
Marine	0.0	(A)	438,979
Over-the-Counter Interest Rate Swaptions Purchased	0.0	(A)	429,178
Distributors	0.0	(A)	228,254
Over-the-Counter Foreign Exchange Options Purchased	0.0	(A)	139,453

Investments, at Value	79.6		1,510,536,476
Short-Term Investments	20.4		388,096,878

Total Investments	100.0%		$1,898,633,354

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (AB)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (AC)	Value
ASSETS
Investments
Common Stocks	$527,214,209	$359,934,008	$2,328,243	$889,476,460
Convertible Preferred Stocks	20,049,688	2,895,942	—	22,945,630
Preferred Stocks	6,381,469	3,828,161	8,335,008	18,544,638
Exchange-Traded Funds	57,421,902	—	—	57,421,902
Master Limited Partnerships	1,330,717	—	—	1,330,717
Warrants	—	109,209	—	109,209
Convertible Bonds	—	14,794,460	2,544,049	17,338,509
Corporate Debt Securities	—	101,321,674	—	101,321,674
Foreign Government Obligations	—	168,619,919	—	168,619,919
Loan Assignments	—	12,057,887	—	12,057,887
U.S. Government Agency Obligation	—	9,956,396	—	9,956,396
U.S. Government Obligations	—	202,603,811	—	202,603,811
Short-Term Foreign Government Obligations	—	84,961,943	—	84,961,943
Short-Term U.S. Government Obligations	—	139,174,848	—	139,174,848
Exchange-Traded Options Purchased	677,490	—	—	677,490
Over-the-Counter Options Purchased	7,563,603	—	—	7,563,603
Over-the-Counter Foreign Exchange Options Purchased	—	139,453	—	139,453
Over-the-Counter Interest Rate Swaptions Purchased	—	429,178	—	429,178
Securities Lending Collateral	163,302,847	—	—	163,302,847
Repurchase Agreement	—	657,240	—	657,240

Total Investments	$783,941,925	$1,101,484,129	$13,207,300	$1,898,633,354

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$1,455,841	$—	$1,455,841
Over-the-Counter Total Return Swap Agreements	—	225,779	—	225,779
Futures Contracts (AD)	267,546	—	—	267,546
Forward Foreign Currency Contracts (AD)	—	5,101,579	—	5,101,579

Total Other Financial Instruments	$267,546	$6,783,199	$—	$7,050,745

LIABILITIES
Securities Sold Short
Common Stocks	$(4,342,392)	$(846,750)	$—	$(5,189,142)

Total Securities Sold Short	$(4,342,392)	$(846,750)	$—	$(5,189,142)

Other Financial Instruments
Exchange-Traded Options Written	$(526,990)	$—	$—	$(526,990)
Over-the-Counter Options Written	(4,045,610)	—	—	(4,045,610)
Over-the-Counter Foreign Exchange Options Written	—	(1,019,553)	—	(1,019,553)
Over-the-Counter Interest Rate Swaptions Written	—	(305,365)	—	(305,365)
Centrally Cleared Interest Rate Swap Agreements	—	(77,653)	—	(77,653)
Over-the-Counter Cross Currency Swap Agreements	—	(2,023,397)	—	(2,023,397)
Over-the-Counter Total Return Swap Agreements	—	(371,830)	—	(371,830)
Futures Contracts (AD)	(73,297)	—	—	(73,297)
Forward Foreign Currency Contracts (AD)	—	(8,013,182)	—	(8,013,182)

Total Other Financial Instruments	$(4,645,897)	$(11,810,980)	$—	$(16,456,877)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

Transfers (AB)

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks (B)	$—	$199,671	$—	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Transferred from Level 2 to 1 due to utilizing quoted market prices in active markets, which were not available on December 31, 2015.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $159,587,695. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Non-income producing securities.
(E)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the total value of 144A securities is $50,835,566, representing 3.0% of the Portfolio’s net assets.
(F)	All or a portion of these securities have been segregated by the custodian as collateral for open options, over-the-counter swap agreements, swaptions and/or forward foreign currency contracts. The total value of all securities segregated for open options, over-the-counter swap agreements, swaptions and/or forward foreign currency contracts is $7,009,260.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2016, total value of securities is $14,757,797, representing 0.9% of the Portfolio’s net assets.
(H)	Securities are Level 3 of the fair value hierarchy.
(I)	Illiquid securities. At June 30, 2016, total value of illiquid securities is $15,994,345, representing 0.9% of the Portfolio’s net assets.
(J)	Restricted securities. At June 30, 2016, the resticted securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Delta Topco, Ltd.	05/02/2014	$1,033,601	$520,628	0.0	%(A)
Common Stocks	Dropbox, Inc.	05/02/2014	3,285,009	1,807,615	0.1
Preferred Stocks	Palantir Technologies, Inc.	05/02/2014	1,304,158	2,040,273	0.1
Preferred Stocks	Uber Technologies, Inc.	05/02/2014	2,002,180	6,294,735	0.4
Convertible Bonds	REI Agro, Ltd., 5.50%, 11/13/2014	05/02/2014	146,983	13,598	0.0	(A)
Convertible Bonds	Telecom Italia Finance SA, 6.13%, 11/15/2016	08/08/2014 - 04/29/2015	306,749	214,736	0.0	(A)
Convertible Bonds	CapitaLand, Ltd., 2.10%, 11/15/2016	05/02/2014 - 08/20/2014	1,198,289	1,106,544	0.1
Convertible Bonds	Telefonica Participaciones SAU, 4.90%, 09/25/2017	01/07/2016	494,256	452,501	0.0	(A)
Convertible Bonds	Telefonica SA, 6.00%, 07/14/2017	07/17/2014	675,900	474,973	0.0	(A)
Convertible Bonds	Delta Topco, Ltd., 10.00%, 11/24/2060	05/02/2014 - 01/01/2016	1,555,989	1,553,809	0.1
Corporate Debt Securities	First Quantum Minerals, Ltd., 6.75%, 02/15/2020	11/20/2015 - 01/19/2016	389,300	513,525	0.0	(A)
Corporate Debt Securities	First Quantum Minerals, Ltd., 7.00%, 02/15/2021	08/24/2015 - 01/07/2016	1,181,380	1,436,301	0.1
Corporate Debt Securities	Sun Hung KAI Properties Capital Market, Ltd., 4.50%, 02/14/2022, MTN	05/02/2014	494,135	528,478	0.0	(A)
Corporate Debt Securities	Credit Suisse Group Guernsey I, Ltd., 7.88%, 02/24/2041	05/02/2014 - 12/08/2015	916,290	849,060	0.1
Corporate Debt Securities	Volkswagen Group of America Finance LLC, 2.45%, 11/20/2019	10/15/2015	610,576	655,000	0.0	(A)
Foreign Government Obligations	France Government Bond OAT, 0.50%, 05/25/2026	04/01/2016 - 05/26/2016	9,958,948	9,992,598	0.6
Foreign Government Obligations	U.K. Gilt, 3.50%, 01/22/2045	05/12/2016 - 05/13/2016	2,489,663	2,542,991	0.2

Total			$28,043,406	$30,997,365	1.8%

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(K)	Rates disclosed reflect the yields at June 30, 2016.
(L)	Floating or variable rate securities. The rates disclosed are as of June 30, 2016.
(M)	Securities in default.
(N)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2016, the total value of Regulation S securities is $79,640,553, representing 4.7% of the Portfolio’s net assets.
(O)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of June 30, 2016; the maturity date disclosed is the ultimate maturity date.
(P)	Perpetual maturity. The date displayed is the next call date.
(Q)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after June 30, 2016.
(R)	Percentage rounds to less than 0.01% or (0.01)%.
(S)	Cash in the amount of $311,000 has been segregated by the custodian as collateral for open options, over-the-counter swap agreements, swaptions and/or forward foreign currency contracts.
(T)	Cash in the amount of $2,980,000 has been segregated by the broker as collateral for open options, over-the-counter swap agreements, swaptions and/or forward foreign currency contracts.
(U)	Aggregate cost for federal income tax purposes is $1,913,136,544. Aggregate gross unrealized appreciation and depreciation for all securities is $81,234,918 and $95,738,108, respectively. Net unrealized depreciation for tax purposes is $14,503,190.
(V)	Cash in the amount of $2,512,960 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(W)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(X)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(Y)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(Z)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(AA)	Cash in the amount of $1,235,516 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(AB)	The Portfolio recognizes transfers between Levels at the end of the reporting period. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(AC)	Level 3 securities were not considered significant to the Portfolio.
(AD)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
SGD	Singapore Dollar
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

COUNTERPARTY ABBREVIATIONS:

BBH	Brown Brothers Harriman & Co.
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
CSI	Credit Suisse International
CSS	Credit Suisse Securities (USA) LLC
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.
SG	Societe Generale
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EURIBOR	Euro Interbank Offer Rate
FTSE	Financial Times Stock Exchange
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
REIT	Real Estate Investment Trust
SGX	Singapore Exchange
SPDR	Standard & Poor’s Depositary Receipt
STOXX	Deutsche Börse Group & SIX Group Index
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Investments, at value (cost $1,912,479,304) (including securities loaned of $159,587,695)	$1,897,976,114
Repurchase agreement, at value (cost $657,240)	657,240
Cash	1,683,062
Cash on deposit with broker	9,602,773
Foreign currency, at value (cost $43,877)	29,279
Receivables:
Shares sold	5,494,728
Investments sold	5,056,822
When-issued, delayed-delivery, and forward commitment securities sold	73,584
Interest	4,095,636
Dividends	1,641,673
Tax reclaims	471,025
Net income from securities lending	63,099
Variation margin receivable	143,476
Prepaid expenses	7,428
OTC swap agreements, at value	225,779
Unrealized appreciation on forward foreign currency contracts	5,101,579

Total assets	1,932,323,297

Liabilities:
Cash deposit due to broker	2,980,000
Payables and other liabilities:
Shares redeemed	611,011
Investments purchased	20,284,765
When-issued, delayed-delivery, and forward commitment securities purchased	36,245,243
Investment management fees	975,818
Distribution and service fees	258,540
Transfer agent fees	3,596
Trustees, CCO and deferred compensation fees	4,123
Audit and tax fees	19,225
Custody fees	60,836
Legal fees	38,825
Printing and shareholder reports fees	116,173
Dividends, interest and fees for borrowings from securities sold short	4,522
Other	15,976
Collateral for securities on loan	163,302,847
Securities sold short, at value (proceeds $5,327,727)	5,189,142
Written options and swaptions, at value (premium received $5,956,494)	5,897,518
OTC swap agreements, at value	2,395,227
Unrealized depreciation on forward foreign currency contracts	8,013,182

Total liabilities	246,416,569

Net assets	$1,685,906,728

Net assets consist of:
Capital stock ($0.01 par value)	$1,487,757
Additional paid-in capital	1,719,452,322
Undistributed (distributions in excess of) net investment income (loss)	20,186,194
Accumulated net realized gain (loss)	(35,723,463)
Net unrealized appreciation (depreciation) on:
Investments	(14,503,190)
Securities sold short	138,585
Written options and swaptions	58,976
Swap agreements	(2,494,213)
Futures contracts	194,249
Translation of assets and liabilities denominated in foreign currencies	(2,890,489)

Net assets	$1,685,906,728

Net assets by class:
Initial Class	$417,524,068
Service Class	1,268,382,660

Shares outstanding:
Initial Class	50,360,942
Service Class	98,414,772

Net asset value and offering price per share:
Initial Class	$8.29
Service Class	12.89

CONSOLIDATED STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Dividend income	$13,218,128
Interest income	7,428,063
Net income (loss) from securities lending	511,683
Withholding taxes on foreign income	(738,718)

Total investment income	20,419,156

Expenses:
Investment advisory fees	1,726,152
Investment management fees	4,044,273
Distribution and service fees:
Service Class	1,524,751
Administration fees	76,154
Transfer agent fees	11,779
Trustees, CCO and deferred compensation fees	21,651
Audit and tax fees	20,106
Custody fees	548,838
Legal fees	40,379
Printing and shareholder reports fees	61,675
Dividends, interest and fees for borrowings from securities sold short	72,577
Other	25,974

Total expenses before waiver and/or reimbursement and recapture	8,174,309

Expenses waived and/or reimbursed:
Portfolio Level	(128,614)

Net expenses	8,045,695

Net investment income (loss)	12,373,461

Net realized gain (loss) on:
Investments	(24,457,513)
Securities sold short	405,148
Written options and swaptions	(1,828,138)
Swap agreements	1,336,057
Futures contracts	(2,990,783)
Foreign currency transactions	(11,587,498)

Net realized gain (loss)	(39,122,727)

Net change in unrealized appreciation (depreciation) on:
Investments	43,380,158
Securities sold short	50,205
Written options and swaptions	(612,765)
Swap agreements	(2,887,008)
Futures contracts	442,650
Translation of assets and liabilities denominated in foreign currencies	(2,712,282)

Net change in unrealized appreciation (depreciation)	37,660,958

Net realized and change in unrealized gain (loss)	(1,461,769)

Net increase (decrease) in net assets resulting from operations	$10,911,692

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$12,373,461	$14,251,276
Net realized gain (loss)	(39,122,727)	5,184,767
Net change in unrealized appreciation (depreciation)	37,660,958	(42,612,051)

Net increase (decrease) in net assets resulting from operations	10,911,692	(23,176,008)

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(9,311,314)
Service Class	—	(21,112,233)

Total dividends and/or distributions from net investment income	—	(30,423,547)

Net realized gains:
Initial Class	—	(41,454,785)
Service Class	—	(108,556,934)

Total dividends and/or distributions from net realized gains	—	(150,011,719)

Total dividends and/or distributions to shareholders	—	(180,435,266)

Capital share transactions:
Proceeds from shares sold:
Initial Class	39,714,082	266,910,889
Service Class	52,349,826	68,179,759

	92,063,908	335,090,648

Dividends and/or distributions reinvested:
Initial Class	—	50,766,099
Service Class	—	129,669,167

	—	180,435,266

Cost of shares redeemed:
Initial Class	(648,250)	(5,528,936)
Service Class	(25,422,382)	(103,773,443)

	(26,070,632)	(109,302,379)

Net increase (decrease) in net assets resulting from capital share transactions	65,993,276	406,223,535

Net increase (decrease) in net assets	76,904,968	202,612,261

Net assets:
Beginning of period/year	1,609,001,760	1,406,389,499

End of period/year	$1,685,906,728	$1,609,001,760

Undistributed (distributions in excess of) net investment income (loss)	$20,186,194	$7,812,733

Capital share transactions - shares:
Shares issued:
Initial Class	4,944,979	27,550,047
Service Class	4,159,488	5,183,210

	9,104,467	32,733,257

Shares reinvested:
Initial Class	—	6,160,934
Service Class	—	10,098,845

	—	16,259,779

Shares redeemed:
Initial Class	(80,955)	(597,323)
Service Class	(2,044,066)	(7,219,461)

	(2,125,021)	(7,816,784)

Net increase (decrease) in shares outstanding:
Initial Class	4,864,024	33,113,658
Service Class	2,115,422	8,062,594

	6,979,446	41,176,252

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014		December 31, 2013	December 31, 2012	December 31, 2011(A)
Net asset value, beginning of period/year	$8.24		$9.92	$10.43		$9.39	$9.05	$10.00

Investment operations:
Net investment income (loss) (B) (C)	0.07		0.10	0.11		0.27	0.17	0.46
Net realized and unrealized gain (loss)	(0.02)		(0.19)	0.11		1.08	0.74	(1.41)

Total investment operations	0.05		(0.09)	0.22		1.35	0.91	(0.95)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.29)	(0.30)		(0.19)	(0.34)	—
Net realized gains	—		(1.30)	(0.43)		(0.12)	(0.23)	—

Total dividends and/or distributions to shareholders	—		(1.59)	(0.73)		(0.31)	(0.57)	—

Net asset value, end of period/year	$8.29		$8.24	$9.92		$10.43	$9.39	$9.05

Total return (D)	0.61	%(E)	(0.88)%	2.09%		14.61%	10.27%	(9.50	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$417,524		$374,668	$122,871		$5,587	$3,770	$1,855
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	0.83	%(G)	0.82%	0.78%		0.10%	0.13%	0.13	%(G)
Including waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	0.81	%(G)	0.81%	0.77%		0.05%	0.08%	0.08	%(G)
Including waiver and/or reimbursement and recapture, excluding dividends, interest and fees for borrowings from securities sold short	0.80	%(G)	0.80%	0.77	%(H)	0.05%	0.08%	0.08	%(G)
Net investment income (loss) to average net assets (C)	1.73	%(G)	1.13%	1.08%		2.66%	1.86%	7.44	%(G)
Portfolio turnover rate (I)	49	%(E)	79%	47	%(J)	—%	—%	—%

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Dividends and interest from securities sold short rounds to less than 0.01%.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.
(J)	Excludes investment securities received in kind.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014		December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$12.82		$14.55	$14.98		$13.35	$12.65	$13.29

Investment operations:
Net investment income (loss) (A) (B)	0.09		0.13	0.09		0.29	0.16	0.39
Net realized and unrealized gain (loss)	(0.02)		(0.31)	0.18		1.62	1.08	(0.90)

Total investment operations	0.07		(0.18)	0.27		1.91	1.24	(0.51)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.25)	(0.27)		(0.16)	(0.31)	(0.08)
Net realized gains	—		(1.30)	(0.43)		(0.12)	(0.23)	(0.05)

Total dividends and/or distributions to shareholders	—		(1.55)	(0.70)		(0.28)	(0.54)	(0.13)

Net asset value, end of period/year	$12.89		$12.82	$14.55		$14.98	$13.35	$12.65

Total return (C)	0.55	%(D)	(1.23)%	1.74%		14.43%	9.98%	(3.83)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,268,383		$1,234,334	$1,283,518		$1,321,781	$1,174,994	$1,055,579
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	1.08	%(F)	1.07%	0.83%		0.35%	0.38%	0.37%
Including waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	1.06	%(F)	1.06%	0.81%		0.30%	0.33%	0.32%
Including waiver and/or reimbursement and recapture, excluding dividends, interest and fees for borrowings from securities sold short	1.05	%(F)	1.05%	0.81	%(G)	0.30%	0.33%	0.32%
Net investment income (loss) to average net assets (B)	1.47	%(F)	0.90%	0.62%		2.06%	1.23%	2.96%
Portfolio turnover rate (H)	49	%(D)	79%	47	%(I)	—%	—%	—%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(F)	Annualized.
(G)	Dividends and interest from securities sold short rounds to less than 0.01%.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.
(I)	Excludes investment securities received in kind.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Global Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Consolidated Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Consolidated Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Consolidated Statement of Operations.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2016.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Consolidated Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Corporate and convertible bonds: The fair value of corporate and convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate and convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Rights and warrants: Rights and warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights or warrants are priced at zero. Rights or warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolio’s Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolio that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolio has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolio held no unsecured loan participations at June 30, 2016. Open secured loan participations and assignments at June 30, 2016, if any, are included within the Consolidated Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2016, if any, are identified in the Consolidated Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2016, if any, are identified in the Consolidated Schedule of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

TBA commitments held at June 30, 2016, if any, are identified in the Consolidated Schedule of Investments. Open balances at June 30, 2016, if any, are included in When-issued, delayed-delivery, and forward commitment securities purchased or sold in the Consolidated Statement of Assets and Liabilities.

When-issued, delayed-delivery, and forward commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, and forward commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

When-issued, delayed-delivery, and forward commitment transactions held at June 30, 2016, if any, are identified in the Consolidated Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, and forward commitment securities purchased or sold in the Consolidated Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Consolidated Statement of Operations. Net income from securities lending in the Consolidated Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2016, if any, are shown on a gross basis in the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Consolidated Schedule of Investments, and as part of Repurchase agreements, at value on the Consolidated Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Consolidated Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities.

Short sales: A short sale is a transaction in which the Portfolio sells securities it does not own, but has borrowed, in anticipation of a decline in the fair market value of the securities. The Portfolio is obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolio’s obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Portfolio considers the short sale to be a borrowing by the Portfolio that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Portfolio may be unable to replace borrowed securities sold short.

The Portfolio investing in short sales is liable for any dividends and/or interest payable on securities in a short position and these payables, if any, are reflected as Dividends and interest payable from securities sold short in the Consolidated Statement of Assets and Liabilities. The Portfolio also bears other costs, such as charges for the prime brokerage accounts, in connection with short positions. These costs are reported as Dividends and interest from securities sold short on the Consolidated Statement of Operations.

Open short sale transactions at June 30, 2016, if any, are included within the Consolidated Schedule of Investments and are reflected as a liability in the Consolidated Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$81,101,457	$—	$—	$—	$81,101,457
Preferred Stocks	848,019	—	—	—	848,019
Master Limited Partnerships	3,504	—	—	—	3,504
Corporate Debt Securities	12,934,406	—	—	—	12,934,406
Foreign Government Obligations	1,967,406	—	—	—	1,967,406
U.S. Government Obligations	49,146,572	—	—	—	49,146,572
Short-Term U.S. Government Obligations	17,301,483	—	—	—	17,301,483
Total Securities Lending Transactions	$163,302,847	$—	$—	$—	$163,302,847
Total Borrowings	$163,302,847	$—	$—	$—	$163,302,847
Gross amount of recognized liabilities for securities lending transactions					$163,302,847

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on exchange-traded funds and/or securities: The Portfolio may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Portfolio the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Options on foreign currency: The Portfolio may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Interest rate swaptions: The Portfolio may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Consolidated Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability in the Consolidated Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

As of June 30, 2016, transactions in written options are as follows:

	Call Options		Put Options
	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts
Balance at December 31, 2015	$1,894,543	1,867,410	$4,049,161	5,531,942
Options written	1,912,336	850,056	2,214,162	2,766,902
Options closed	(1,346,112)	(221,841)	(2,711,578)	(7,672,926)
Options expired	(939,945)	(1,705,477)	(108,036)	(11,906)
Options exercised	(255,840)	(110,130)	(536,312)	(357,519)
Balance at June 30, 2016	$1,264,982	680,018	$2,907,397	256,493

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

As of June 30, 2016, transactions in written foreign exchange options and swaptions are as follows:

	Call Options
	Amount of Premiums	Notional Amount		Notional Amount		Notional Amount
Balance at December 31, 2015	$—	AUD	—	NZD	—	USD	—
Options written	1,066,538		11,268,000		12,204,000		257,145,598
Options closed	(727,199)		—		—		(233,611,922)
Options expired	—		—		—		—
Options exercised	—		—		—		—
Balance at June 30, 2016	$339,339	AUD	11,268,000	NZD	12,204,000	USD	23,533,676

	Put Options
	Amount of Premiums	Notional Amount		Notional Amount		Notional Amount		Notional Amount
Balance at December 31, 2015	$321,788	AUD	—	GBP	—	NZD	—	USD	89,281,000
Options written	1,803,933		11,268,000		48,359,953		12,204,000		172,875,598
Options closed	(680,945)		—		—		—		(181,510,922)
Options expired	—		—		—		—		—
Options exercised	—		—		—		—		—
Balance at June 30, 2016	$1,444,776	AUD	11,268,000	GBP	48,359,953	NZD	12,204,000	USD	80,645,676

Open option contracts at June 30, 2016, if any, are included within the Consolidated Schedule of Investments.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss in the Consolidated Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected as such in the Consolidated Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as Net realized gain (loss) in the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as Net realized gain (loss) in the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of Net realized gain (loss) in the Consolidated Statement of Operations.

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swap agreements to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swap agreements, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swap agreements is disclosed in the Consolidated Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swap agreements is included in the footnotes to the Consolidated Schedule of Investments. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Cross-currency swap agreements: The Portfolio is subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolio enters into cross-currency swap agreements to gain or reduce exposure to foreign currencies or to hedge against foreign currency exchange rate and/or interest rate risk. Cross-currency swap agreements are interest rate swap agreements in which two parties agree to exchange cash flows based on the notional amounts of two different currencies. The Portfolio with cross currency swap agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swap agreements can also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Total return swap agreements: The Portfolio is subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing its investment objective. The value of the commodity-linked investments held by a Portfolio can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting the Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Open centrally cleared swap agreements at June 30, 2016, if any, are listed in the Consolidated Schedule of Investments. Centrally cleared swap agreements are marked-to-market daily and an appropriate payable or receivable for the variation margin is recorded, if applicable, and is shown in Variation margin receivable or payable within the Consolidated Statement of Assets and Liabilities.

Open OTC swap agreements at June 30, 2016, if any, are listed in the Consolidated Schedule of Investments. The value, as applicable, is shown in OTC Swap agreements, at value within the Consolidated Statement of Assets and Liabilities.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2016, if any, are listed in the Consolidated Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable within the Consolidated Statement of Assets and Liabilities.

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2016, if any, are listed in the Consolidated Schedule of Investments.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Consolidated Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2016.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A) (B)	$429,178	$139,453	$8,241,093	$—	$—	$8,809,724
Centrally cleared swap agreements, at value (B) (C)	—	—	—	1,455,841	—	1,455,841
OTC swap agreements, at value	—	—	225,779	—	—	225,779
Net unrealized appreciation on futures contracts (B) (D)	—	—	267,546	—	—	267,546
Unrealized appreciation on forward foreign currency contracts	—	5,101,579	—	—	—	5,101,579
Total	$429,178	$5,241,032	$8,734,418	$1,455,841	$—	$15,860,469

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Written options and swaptions, at value (B)	$(305,365)	$(1,019,553)	$(4,572,600)	$—	$—	$(5,897,518)
Centrally cleared swap agreements, at value (B) (C)	(77,653)	—	—	—	—	(77,653)
OTC swap agreements, at value	—	(2,023,397)	(371,830)	—	—	(2,395,227)
Net unrealized depreciation on futures contracts (B) (D)	—	—	(73,297)	—	—	(73,297)
Unrealized depreciation on forward foreign currency contracts	—	(8,013,182)	—	—	—	(8,013,182)
Total	$(383,018)	$(11,056,132)	$(5,017,727)	$—	$—	$(16,456,877)

(A)	Included within Investments, at value on the Consolidated Statement of Assets and Liabilities.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	Included within fair value of centrally cleared swap agreements as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.
(D)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, on the Consolidated Statement of Operations, categorized by primary market risk exposure as of June 30, 2016.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$(794,300)	$(127,398)	$(2,766,326)	$—	$—	$(3,688,024)
Written options and swaptions	(617,176)	113,941	(1,324,903)	—	—	(1,828,138)
Swap agreements	278,490	22,147	223,233	812,187	—	1,336,057
Futures contracts	—	—	(2,990,783)	—	—	(2,990,783)
Forward foreign currency contracts (B)	—	11,436,269	—	—	—	11,436,269
Total	$(1,132,986)	$11,444,959	$(6,858,779)	$812,187	$—	$4,265,381

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (C)	$245,867	$(681,666)	$75,203	$—	$—	$(360,596)
Written options and swaptions	189,756	(17,060)	(785,461)	—	—	(612,765)
Swap agreements	(152,595)	(2,064,255)	(517,320)	(152,838)	—	(2,887,008)
Futures contracts	—	—	442,650	—	—	442,650
Forward foreign currency contracts (D)	—	(2,771,213)	—	—	—	(2,771,213)
Total	$283,028	$(5,534,194)	$(784,928)	$(152,838)	$—	$(6,188,932)

(A)	Included within Net realized gain (loss) on transactions from Investments on the Consolidated Statement of Operations.
(B)	Included within Net realized gain (loss) on transactions from Foreign currency transactions on the Consolidated Statement of Operations.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investments on the Consolidated Statement of Operations.
(D)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies on Consolidated Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2016.

Purchased Options and Swaptions at Value		Written Options and Swaptions at Value		Swap Agreements at Notional Amount	Futures Contracts at Notional Amount		Forward Foreign Currency Contracts at Contract Amount
Calls	Puts	Calls	Puts		Long	Short	Purchased	Sold	Cross Currency
$5,093,310	$574,842	$(1,430,264)	$(4,247,052)	$175,745,823	415,393	(34,080)	$61,199,006	$155,501,887	$9,932,047

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (futures contracts, exchange traded options, and exchange traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

The following is a summary of the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2016. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Consolidated Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

	Gross Amounts of Assets Presented in Consolidated Statement of Assets and Liabilities (A)	Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented in Consolidated Statement of Assets and Liabilities (A)	Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Amount		Financial Instruments	Collateral Pledged (B)	Net Amount
	Assets				Liabilities
Bank of America, N.A.	$25,454	$(25,454)	$—	$—	$2,023,397	$(25,454)	$(1,256,023)	$741,920
Barclays Bank PLC	49,288	(49,288)	—	—	609,956	(49,288)	(548,254)	12,414
BNP Paribas SA	533,403	(393,015)	—	140,388	393,015	(393,015)	—	—
Brown Brothers Harriman & Co.	—	—	—	—	69,870	—	—	69,870
Citibank, N.A.	474,483	(433,290)	—	41,193	433,290	(433,290)	—	—
Credit Suisse International	234,598	(234,598)	—	—	1,288,217	(234,598)	—	1,053,619
Credit Suisse Securities (USA) LLC	131,651	(26,535)	—	105,116	26,535	(26,535)	—	—
Deutsche Bank AG	1,790,742	(1,790,742)	—	—	1,985,944	(1,790,742)	—	195,202
Goldman Sachs & Co.	107,867	(107,867)	—	—	1,093,174	(107,867)	—	985,307
Goldman Sachs International	4,092,366	(2,293,469)	—	1,798,897	2,293,469	(2,293,469)	—	—
HSBC Bank USA	556,169	(196,805)	—	359,364	196,805	(196,805)	—	—
JPMorgan Chase Bank, N.A.	3,046,706	(1,830,425)	—	1,216,281	1,830,425	(1,830,425)	—	—
Morgan Stanley & Co., Inc.	459,575	(459,575)	—	—	1,172,418	(459,575)	—	712,843
Morgan Stanley Captial Services, Inc.	1,290,194	(1,290,194)	—	—	1,844,343	(1,290,194)	—	554,149
Societe Generale	458,997	(100,428)	—	358,569	100,428	(100,428)	—	—
UBS AG	208,099	(208,099)	—	—	417,651	(208,099)	(209,552)	—
Other Derivatives (C)	2,400,877	—	—	2,400,877	677,940	—	—	677,940
Total	$15,860,469	$(9,439,784)	$—	$6,420,685	$16,456,877	$(9,439,784)	$(2,013,829)	$5,003,264

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

7. RISK FACTORS

Investing in the Portfolio may involve certain risks, as discussed in the Portfolio’s prospectus, including but not limited to the following:

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because these market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. RISK FACTORS (continued)

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of investments may decline because of factors affecting a particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

8. BASIS FOR CONSOLIDATION

Transamerica Cayman Blackrock Global Allocation, Ltd. (the “Subsidiary”) entered into a separate contract with TAM for the management of the Subsidiary pursuant to which the Subsidiary pays TAM a fee that is the same, as a percentage of net assets, as the management fee of the Fund. TAM has contractually agreed to waive a portion of the Portfolio’s management fee in an amount equal to the management fee paid to TAM by the Subsidiary, in order that the aggregate total investment advisory fee paid by the Portfolio and its Subsidiary equals the amount of the investment advisory fee that would have been paid by the Portfolio to TAM had the Portfolio not invested assets in the Subsidiary. This management fee waiver, which is reflected in the Portfolio expense waiver and/or reimbursement on the Consolidated Statement of Operations, may not be discontinued by TAM as long as its contract with the Subsidiary is in place

The following table reflects the net assets of the Subsidiary as a percentage of the Portfolio’s net assets at June 30, 2016:

Value	Percentage of Net Assets
$ 61,404,340	3.64%

9. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Consolidated Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Consolidated Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $5 billion	0.71%	0.68%
Over $5 billion	0.70%	0.67%

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

9. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Transamerica Cayman BlackRock Global Allocation, Ltd. entered into a separate contract with TAM for the management of the Subsidiary pursuant to which the Subsidiary pays TAM a fee that is the same, as a percentage of net assets, as the management fee of the Fund. TAM has contractually agreed to waive a portion of the Portolio’s management fee in an amount equal to the management fee paid to TAM by the Subsidiary. This management fee waiver, which is reflected in Portfolio expense waiver and/or reimbursement on the Consolidated Statement of Operations, may not be discontinued by TAM as long as its contract with the Subsidiary is in place.

For the period ended June 30, 2016, the amount waived was $128,614 for the Subsidiary.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Consolidated Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.90%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Consolidated Statement of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Consolidated Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Consolidated Statement of Operations. The Legal fees included within the Consolidated Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

9. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Consolidated Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Consolidated Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

10. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 625,469,346	$ 360,228,946	$ 423,303,195	$ 250,918,147

11. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Consolidated Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock Global Allocation VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Blackrock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 3- and 5-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3- and 5-year periods.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Global Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Smart Beta 50 VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The actual expense examples are based on an investment of $1,000 invested at March 21, 2016, and held for the entire period until June 30, 2016.

The hypothetical expense examples are based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) March 21, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) March 21, 2016 - June 30, 2016	Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,030.00	$1.57	$1,022.10	$2.82	0.56%

(A)	5% return per year before expenses.

(B)	Portfolio commenced operations on March 21, 2016. Actual expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (101 days), and divided by the number of days in the year (366 days). For comparability purposes, hypothetical expenses assume that the Portfolio was in operation for the entire six-month period ended June 30, 2016. Thus, the hypothetical expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or ETFs in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Fund	48.3%
U.S. Equity Funds	36.8
International Equity Funds	12.1
Net Other Assets (Liabilities)	2.8
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Smart Beta 50 VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 97.2%
International Equity Funds - 12.1%
iShares Edge MSCI Min Vol EAFE ETF	17,100	$ 1,135,269
iShares Edge MSCI Min Vol Emerging Markets ETF	6,158	317,691

		1,452,960

U.S. Equity Funds - 36.8%
iShares Edge MSCI Min Vol USA ETF	20,780	960,244
iShares Edge MSCI USA Momentum Factor ETF	12,433	949,881
iShares Edge MSCI USA Quality Factor ETF	14,564	961,224
iShares Edge MSCI USA Size Factor ETF	8,514	579,803
iShares Edge MSCI USA Value Factor ETF	15,433	951,136

		4,402,288

U.S. Fixed Income Fund - 48.3%
iShares Core U.S. Aggregate Bond ETF	51,391	5,785,085

Total Exchange-Traded Funds (Cost $11,471,044)		11,640,333

Total Investments (Cost $11,471,044) (A)		11,640,333
Net Other Assets (Liabilities) - 2.8%		333,609

Net Assets - 100.0%		$ 11,973,942

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$11,640,333	$—	$—	$11,640,333

Total Investments	$11,640,333	$—	$—	$11,640,333

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Aggregate cost for federal income tax purposes is $11,471,044. Aggregate gross unrealized appreciation for all securities is $169,289.
(B)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Smart Beta 50 VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Unaffiliated investments, at value (cost $11,471,044)	$11,640,333
Cash	370,692
Receivables:
Shares sold	313,348
Due from adviser	6,406

Total assets	12,330,779

Liabilities:
Payables and other liabilities:
Shares redeemed	3
Investments purchased	349,521
Distribution and service fees	1,754
Transfer agent fees	303
Trustees, CCO and deferred compensation fees	147
Audit and tax fees	3,429
Custody fees	1,515
Legal fees	50
Other	115

Total liabilities	356,837

Net assets	$11,973,942

Net assets consist of:
Capital stock ($0.01 par value)	$11,624
Additional paid-in capital	11,757,575
Undistributed (distributions in excess of) net investment income (loss)	35,454
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	169,289

Net assets	$11,973,942

Shares outstanding	1,162,423

Net asset value and offering price per share	$10.30

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited) (A)

Investment Income:
Dividend income from unaffiliated investments	$41,208

Total investment income	41,208

Expenses:
Investment management fees	3,083
Distribution and service fees	2,569
Transfer agent fees	303
Trustees, CCO and deferred compensation fees	184
Audit and tax fees	3,429
Custody fees	1,515
Legal fees	4,357
Printing and shareholder reports fees	3,191
Other	284

Total expenses before waiver and/or reimbursement and recapture	18,915

Expense waived and/or reimbursed	(13,161)

Net expenses	5,754

Net investment income (loss)	35,454

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	169,289

Net change in unrealized appreciation (depreciation)	169,289

Net realized and change in unrealized gain (loss)	169,289

Net increase (decrease) in net assets resulting from operations	$204,743

(A)	Commenced operations on March 21, 2016.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Smart Beta 50 VP

STATEMENT OF CHANGES IN NET ASSETS

For the period ended:

June 30, 2016 (unaudited) (A)
From operations:
Net investment income (loss)	$35,454
Net change in unrealized appreciation (depreciation)	169,289

Net increase (decrease) in net assets resulting from operations	204,743

Capital share transactions:
Proceeds from shares sold	11,770,767
Cost of shares redeemed	(1,568)

Net increase (decrease) in net assets resulting from capital share transactions	11,769,199

Net increase (decrease) in net assets	11,973,942

Net assets:
Beginning of period	—

End of period	$11,973,942

Undistributed (distributions in excess of) net investment income (loss)	$35,454

Capital share transactions - shares:
Shares issued	1,162,579
Shares redeemed	(156)

Net increase (decrease) in shares outstanding	1,162,423

(A)	Commenced operations on March 21, 2016.

FINANCIAL HIGHLIGHTS

For a share outstanding during the period indicated:

	Service Class
	June 30, 2016 (unaudited) (A)
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income (loss) (B) (C)	0.09
Net realized and unrealized gain (loss)	0.21

Total investment operations	0.30

Net asset value, end of period	$10.30

Total return (D)	3.00	%(E)

Ratio and supplemental data:
Net assets end of period (000’s)	$11,974
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.84	%(G)
Including waiver and/or reimbursement and recapture	0.56	%(G)
Net investment income (loss) to average net assets (C)	3.45	%(G)
Portfolio turnover rate (H)	—	%(E)

(A)	Commenced operations on March 21, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Smart Beta 50 VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Smart Beta 50 VP (the “Portfolio”) commenced operations on March 21, 2016. The Portfolio is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Smart Beta 50 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2016.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Smart Beta 50 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

4. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment managment fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Smart Beta 50 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

4. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Rate (A)
First $1 billion	0.30%
Over $1 billion	0.28%

(A)	TAM has contractually agreed to waive 0.05% of its management fee through May 1, 2017.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.31%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, the balances available for recapture by TAM for the Portfolio are as follows:

Amounts Available from Fiscal Year
2016
$ 12,647

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Smart Beta 50 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 11,471,044	$ —

6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Smart Beta 75 VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The actual expense example is based on an investment of $1,000 invested at March 21, 2016, and held for the entire period until June 30, 2016.

The hypothetical expense example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) March 21, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) March 21, 2016 - June 30, 2016	Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,027.00	$1.57	$1,022.10	$2.82	0.56%

(A)	5% return per year before expenses.

(B)	Portfolio commenced operations on March 21, 2016. Actual expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (101 days), and divided by the number of days in the year (366 days). For comparability purposes, hypothetical expenses assume that the Portfolio was in operation for the entire six-month period ended June 30, 2016. Thus, the hypothetical expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or ETFs in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	56.2%
U.S. Fixed Income Fund	24.8
International Equity Funds	18.8
Net Other Assets (Liabilities)	0.2
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Smart Beta 75 VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.8%
International Equity Funds - 18.8%
iShares Edge MSCI Min Vol EAFE ETF	7,941	$ 527,203
iShares Edge MSCI Min Vol Emerging Markets ETF	3,012	155,389

		682,592

U.S. Equity Funds - 56.2%
iShares Edge MSCI Min Vol USA ETF	9,611	444,124
iShares Edge MSCI USA Momentum Factor ETF	5,807	443,655
iShares Edge MSCI USA Quality Factor ETF	6,673	440,418
iShares Edge MSCI USA Size Factor ETF	4,008	272,945
iShares Edge MSCI USA Value Factor ETF	7,192	443,243

		2,044,385

U.S. Fixed Income Fund - 24.8%
iShares Core U.S. Aggregate Bond ETF	8,000	900,560

Total Exchange-Traded Funds (Cost $3,591,250)		3,627,537

Total Investments (Cost $3,591,250) (A)		3,627,537
Net Other Assets (Liabilities) - 0.2%		7,093

Net Assets - 100.0%		$ 3,634,630

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS Investments
Exchange-Traded Funds	$3,627,537	$—	$—	$3,627,537

Total Investments	$3,627,537	$—	$—	$3,627,537

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Aggregate cost for federal income tax purposes is $3,591,250. Aggregate gross unrealized appreciation and depreciation for all securities is $51,142 and $14,855, respectively. Net unrealized appreciation for tax purposes is $36,287.
(B)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Smart Beta 75 VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Unaffiliated investments, at value (cost $3,591,250)	$3,627,537
Cash	72,556
Receivables:
Due from adviser	7,645

Total assets	3,707,738

Liabilities:
Payables and other liabilities:
Shares redeemed	111
Investments purchased	66,695
Distribution and service fees	658
Transfer agent fees	303
Trustees, CCO and deferred compensation fees	168
Audit and tax fees	3,429
Custody fees	1,515
Legal fees	50
Other	179

Total liabilities	73,108

Net assets	$3,634,630

Net assets consist of:
Capital stock ($0.01 par value)	$3,540
Additional paid-in capital	3,576,779
Undistributed (distributions in excess of) net investment income (loss)	18,001
Accumulated net realized gain (loss)	23
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	36,287

Net assets	$3,634,630

Shares outstanding	353,975

Net asset value and offering price per share	$10.27

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited) (A)

Investment Income:
Dividend income from unaffiliated investments	$20,497

Total investment income	20,497

Expenses:
Investment management fees	1,337
Distribution and service fees	1,114
Transfer agent fees	303
Trustees, CCO and deferred compensation fees	184
Audit and tax fees	3,429
Custody fees	1,515
Legal fees	4,325
Printing and shareholder reports fees	3,186
Other	202

Total expenses before waiver and/or reimbursement and recapture	15,595

Expense waived and/or reimbursed	(13,099)

Net expenses	2,496

Net investment income (loss)	18,001

Net realized gain (loss) on:
Unaffiliated investments	23

Net realized gain (loss)	23

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	36,287

Net change in unrealized appreciation (depreciation)	36,287

Net realized and change in unrealized gain (loss)	36,310

Net increase (decrease) in net assets resulting from operations	$54,311

(A)	Commenced operations on March 21, 2016.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Smart Beta 75 VP

STATEMENT OF CHANGES IN NET ASSETS

For the period ended:

June 30, 2016 (unaudited) (A)
From operations:
Net investment income (loss)	$18,001
Net realized gain (loss)	23
Net change in unrealized appreciation (depreciation)	36,287

Net increase (decrease) in net assets resulting from operations	54,311

Capital share transactions:
Proceeds from shares sold	3,584,210
Cost of shares redeemed	(3,891)

Net increase (decrease) in net assets resulting from capital share transactions	3,580,319

Net increase (decrease) in net assets	3,634,630

Net assets:
Beginning of period	—

End of period	$3,634,630

Undistributed (distributions in excess of) net investment income (loss)	$18,001

Capital share transactions - shares:
Shares issued	354,361
Shares redeemed	(386)

Net increase (decrease) in shares outstanding	353,975

(A)	Commenced operations on March 21, 2016.

FINANCIAL HIGHLIGHTS

For a share outstanding during the period indicated:

	Service Class
	June 30, 2016 (unaudited) (A)
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income (loss) (B) (C)	0.11
Net realized and unrealized gain (loss)	0.16

Total investment operations	0.27

Net asset value, end of period	$10.27

Total return (D)	2.70	%(E)

Ratio and supplemental data:
Net assets end of period (000’s)	$3,635
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	3.50	%(G)
Including waiver and/or reimbursement and recapture	0.56	%(G)
Net investment income (loss) to average net assets (C)	4.04	%(G)
Portfolio turnover rate (H)	0	%(E)(I)

(A)	Commenced operations on March 21, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.
(I)	Rounds to less than 1%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Smart Beta 75 VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Smart Beta 75 VP (the “Portfolio”) commenced operations on March 21, 2016. The Portfolio is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Smart Beta 75 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2016.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Smart Beta 75 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

4. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Smart Beta 75 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

4. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Investment managment fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Rate (A)
First $1 billion	0.30%
Over $1 billion	0.28%

(A)	TAM has contractually agreed to waive 0.05% of its management fee through May 1, 2017.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.31%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, the balances available for recapture by TAM for the Portfolio are as follows:

Amounts Available from Fiscal Year
2016
$ 12,877

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Smart Beta 75 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

4. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

5. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 3,594,514	$ 3,288

6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Tactical Allocation VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,028.60	$0.76	$1,024.10	$0.75	0.15%
Service Class	1,000.00	1,026.60	2.02	1,022.90	2.01	0.40

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or ETFs in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	54.1%
U.S. Equity Funds	32.1
International Equity Funds	7.4
International Alternative Funds	6.2
Securities Lending Collateral	5.3
Repurchase Agreement	0.3
Net Other Assets (Liabilities)	(5.4)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 7.4%
International Equity Funds - 2.6%
iShares MSCI Eurozone ETF	818,165	$ 26,402,185
iShares MSCI Japan ETF (A)	1,295,046	14,893,029

		41,295,214

U.S. Equity Fund - 2.5%
SPDR S&P 500 ETF Trust (A)	188,901	39,580,426

U.S. Fixed Income Funds - 2.3%
iShares iBoxx $ High Yield Corporate Bond ETF (A)	214,962	18,205,132
SPDR Barclays High Yield Bond ETF (A)	481,544	17,191,121

		35,396,253

Total Exchange-Traded Funds (Cost $121,363,380)		116,271,893

INVESTMENT COMPANIES - 92.4%
International Alternative Funds - 6.2%
Transamerica Blackrock Global Allocation VP (B)	11,736,398	97,294,742
Transamerica Global Allocation Liquidating Trust (C) (D) (E) (F) (G)	79,640	543,840

		97,838,582

International Equity Fund - 4.8%
Transamerica MFS International Equity VP (B)	9,817,923	75,892,544

U.S. Equity Funds - 29.6%
Transamerica Barrow Hanley Dividend Focused VP (B)	6,101,584	128,316,315
Transamerica Jennison Growth VP (B)	6,724,342	67,579,637
Transamerica JPMorgan Enhanced Index VP (B)	9,888,159	171,460,673
Transamerica JPMorgan Mid Cap Value VP (B)	2,104,300	45,789,574
Transamerica WMC US Growth VP (B)	2,249,837	53,861,109

		467,007,308

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 51.8%
Transamerica JPMorgan Core Bond VP (B)	30,456,919	$ 410,559,268
Transamerica PIMCO Total Return VP (B)	32,307,097	372,823,900
Transamerica Short-Term Bond (H)	3,267,260	32,737,946

		816,121,114

Total Investment Companies (Cost $1,454,993,628)		1,456,859,548

SECURITIES LENDING COLLATERAL - 5.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (I)	84,045,335	84,045,335

Total Securities Lending Collateral (Cost $84,045,335)		84,045,335

	Principal	Value

REPURCHASE AGREEMENT - 0.3%
State Street Bank & Trust Co. 0.03% (I), dated 06/30/2016, to be repurchased at $5,011,231 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $5,112,500.	$ 5,011,227	5,011,227

Total Repurchase Agreement (Cost $5,011,227)		5,011,227

Total Investments (Cost $1,665,413,570) (J)		1,662,188,003
Net Other Assets (Liabilities) - (5.4)%		(85,172,186)

Net Assets - 100.0%		$ 1,577,015,817

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$116,271,893	$—	$—	$116,271,893
Investment Companies	1,456,315,708	—	—	1,456,315,708
Securities Lending Collateral	84,045,335	—	—	84,045,335
Repurchase Agreement	—	5,011,227	—	5,011,227

Total	$1,656,632,936	$5,011,227	$—	$1,661,644,163

Investments Measured at Net Asset Value (L)				543,840

Total Investments				1,662,188,003

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $82,298,389. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Non-income producing security.
(D)	Investment in affiliated company of Transamerica Asset Management, Inc.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2016, value of the security is $543,840, representing less than 0.1% of the Portfolio’s net assets.
(F)	Illiquid security. At June 30, 2016, value of the illiquid security is $543,840, representing less than 0.1% of the Portfolio’s net assets.
(G)	Restricted security. At June 30, 2016, the resticted security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$819,372	$543,840	0.0	%(M)

(H)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(I)	Rates disclosed reflect the yields at June 30, 2016.
(J)	Aggregate cost for federal income tax purposes is $1,665,413,570. Aggregate gross unrealized appreciation and depreciation for all securities is $43,131,640 and $46,357,207, respectively. Net unrealized depreciation for tax purposes is $3,225,567.
(K)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(L)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented in the Schedule of Investments.
(M)	Percentage rounds to less than 0.1% or (0.1)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Tactical Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Affiliated investments, at value (cost $1,454,993,628)	$1,456,859,548
Unaffiliated investments, at value (cost $205,408,715) (including securities loaned of $82,298,389)	200,317,228
Repurchase agreement, at value (cost $5,011,227)	5,011,227
Receivables:
Shares sold	14,194
Interest	4
Dividends	4,538
Net income from securities lending	37,187
Prepaid expenses	6,733

Total assets	1,662,250,659

Liabilities:
Payables and other liabilities:
Shares redeemed	527,409
Investment management fees	157,929
Distribution and service fees	315,952
Transfer agent fees	3,830
Trustees, CCO and deferred compensation fees	3,218
Audit and tax fees	17,659
Custody fees	18,248
Legal fees	36,506
Printing and shareholder reports fees	62,533
Other	46,223
Collateral for securities on loan	84,045,335

Total liabilities	85,234,842

Net assets	$1,577,015,817

Net assets consist of:
Capital stock ($0.01 par value)	$1,032,030
Additional paid-in capital	1,495,424,686
Undistributed (distributions in excess of) net investment income (loss)	35,775,575
Accumulated net realized gain (loss)	48,009,093
Net unrealized appreciation (depreciation) on:
Affiliated investments	1,865,920
Unaffiliated investments	(5,091,487)

Net assets	$1,577,015,817

Net assets by class:
Initial Class	$27,968,761
Service Class	1,549,047,056

Shares outstanding:
Initial Class	2,774,485
Service Class	100,428,559

Net asset value and offering price per share:
Initial Class	$10.08
Service Class	15.42

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Dividend income from affiliated investments	$229,521
Dividend income from unaffiliated investments	1,807,779
Interest income from unaffiliated investments	789
Net income (loss) from securities lending	140,306

Total investment income	2,178,395

Expenses:
Investment advisory fees	228,437
Investment management fees	636,723
Distribution and service fees:
Service Class	1,872,769
Administration fees	73,369
Transfer agent fees	11,510
Trustees, CCO and deferred compensation fees	21,200
Audit and tax fees	18,015
Custody fees	20,977
Legal fees	40,850
Printing and shareholder reports fees	37,684
Other	18,769

Total expenses	2,980,303

Net investment income (loss)	(801,908)

Net realized gain (loss) on:
Affiliated investments	(2,775,819)
Unaffiliated investments	693,813

Net realized gain (loss)	(2,082,006)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	41,769,697
Unaffiliated investments	2,179,090

Net change in unrealized appreciation (depreciation)	43,948,787

Net realized and change in unrealized gain (loss)	41,866,781

Net increase (decrease) in net assets resulting from operations	$41,064,873

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Tactical Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$(801,908)	$36,588,338
Net realized gain (loss)	(2,082,006)	52,677,901
Net change in unrealized appreciation (depreciation)	43,948,787	(91,931,085)

Net increase (decrease) in net assets resulting from operations	41,064,873	(2,664,846)

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(847,494)
Service Class	—	(26,712,629)

Total dividends and/or distributions from net investment income	—	(27,560,123)

Net realized gains:
Initial Class	—	(2,135,053)
Service Class	—	(75,819,752)

Total dividends and/or distributions from net realized gains	—	(77,954,805)

Total dividends and/or distributions to shareholders	—	(105,514,928)

Capital share transactions:
Proceeds from shares sold:
Initial Class	592,732	1,275,803
Service Class	27,259,640	73,641,066

	27,852,372	74,916,869

Dividends and/or distributions reinvested:
Initial Class	—	2,982,547
Service Class	—	102,532,381

	—	105,514,928

Cost of shares redeemed:
Initial Class	(1,266,786)	(3,693,972)
Service Class	(28,444,597)	(57,752,793)

	(29,711,383)	(61,446,765)

Net increase (decrease) in net assets resulting from capital share transactions	(1,859,011)	118,985,032

Net increase (decrease) in net assets	39,205,862	10,805,258

Net assets:
Beginning of period/year	1,537,809,955	1,527,004,697

End of period/year	$1,577,015,817	$1,537,809,955

Undistributed (distributions in excess of) net investment income (loss)	$35,775,575	$36,577,483

Capital share transactions - shares:
Shares issued:
Initial Class	60,481	119,588
Service Class	1,811,208	4,624,853

	1,871,689	4,744,441

Shares reinvested:
Initial Class	—	305,276
Service Class	—	6,844,618

	—	7,149,894

Shares redeemed:
Initial Class	(129,431)	(347,963)
Service Class	(1,907,979)	(3,653,454)

	(2,037,410)	(4,001,417)

Net increase (decrease) in shares outstanding:
Initial Class	(68,950)	76,901
Service Class	(96,771)	7,816,017

	(165,721)	7,892,918

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Tactical Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011(A)
Net asset value, beginning of period/year	$9.80		$10.93	$10.91	$10.11	$9.68	$10.00

Investment operations:
Net investment income (loss) (B) (C)	0.01		0.27	0.31	0.23	0.29	0.18
Net realized and unrealized gain (loss)	0.27		(0.27)	0.26	1.02	0.69	(0.50)

Total investment operations	0.28		—	0.57	1.25	0.98	(0.32)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.32)	(0.23)	(0.22)	(0.22)	—
Net realized gains	—		(0.81)	(0.32)	(0.23)	(0.33)	—

Total dividends and/or distributions to shareholders	—		(1.13)	(0.55)	(0.45)	(0.55)	—

Net asset value, end of period/year	$10.08		$9.80	$10.93	$10.91	$10.11	$9.68

Total return (D)	2.86	%(E)	0.06%	5.35%	12.63%	10.23%	(3.20	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$27,969		$27,879	$30,241	$5,063	$3,377	$1,096
Expenses to average net assets (F)	0.15	%(G)	0.14%	0.15%	0.15%	0.17%	0.15	%(G)
Net investment income (loss) to average net assets (C)	0.14	%(G)	2.57%	2.85%	2.19%	2.82%	2.77	%(G)
Portfolio turnover rate (H)	14	%(E)	8%	44%	25%	23%	62	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$15.02		$16.14	$15.87	$14.53	$13.70	$13.47

Investment operations:
Net investment income (loss) (A) (B)	(0.01)		0.37	0.32	0.29	0.33	0.39
Net realized and unrealized gain (loss)	0.41		(0.39)	0.48	1.48	1.03	0.11

Total investment operations	0.40		(0.02)	0.80	1.77	1.36	0.50

Dividends and/or distributions to shareholders:
Net investment income	—		(0.29)	(0.21)	(0.20)	(0.20)	(0.15)
Net realized gains	—		(0.81)	(0.32)	(0.23)	(0.33)	(0.12)

Total dividends and/or distributions to shareholders	—		(1.10)	(0.53)	(0.43)	(0.53)	(0.27)

Net asset value, end of period/year	$15.42		$15.02	$16.14	$15.87	$14.53	$13.70

Total return (C)	2.66	%(D)	(0.12)%	5.07%	12.35%	10.02%	3.74%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,549,047		$1,509,931	$1,496,764	$1,156,614	$761,748	$391,667
Expenses to average net assets (E)	0.40	%(F)	0.39%	0.40%	0.40%	0.42%	0.40%
Net investment income (loss) to average net assets (B)	(0.11	)%(F)	2.35%	1.99%	1.90%	2.29%	2.85%
Portfolio turnover rate (G)	14	%(D)	8%	44%	25%	23%	62%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Tactical Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2016.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolio’s Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2016, if any, are identified in the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Net income from securities lending in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$84,045,335	$—	$—	$—	$84,045,335
Total Borrowings	$84,045,335	$—	$—	$—	$84,045,335
Gross amount of recognized liabilities for securities lending transactions					$84,045,335

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

For the period ended June 30, 2016, the Portfolio’s transactions and earnings from investments in affiliates of TAM are as follows:

Affiliated Investments	Value December 31, 2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2016	Dividend Income	Net Capital Gain Distributions
Transamerica Barrow Hanley Dividend Focused VP	$122,458,794	$—	$—	$—	$5,857,521	$128,316,315	$—	$ —
Transamerica Blackrock Global Allocation VP	96,590,558	—	—	—	704,184	97,294,742	—	—
Transamerica Global Allocation Liquidating Trust	550,370	—	—	—	(6,530)	543,840	—	—
Transamerica Jennison Growth VP	72,622,894	—	—	—	(5,043,257)	67,579,637	—	—
Transamerica JPMorgan Core Bond VP	390,762,271	—	—	—	19,796,997	410,559,268	—	—
Transamerica JPMorgan Enhanced Index VP	167,406,528	—	—	—	4,054,145	171,460,673	—	—
Transamerica JPMorgan Mid Cap Value VP	42,948,769	—	—	—	2,840,805	45,789,574	—	—
Transamerica MFS International Equity VP	103,634,697	—	(24,350,000)	(2,089,123)	(1,303,030)	75,892,544	—	—
Transamerica PIMCO Total Return VP	358,931,848	—	—	—	13,892,052	372,823,900	—	—
Transamerica Short-Term Bond	35,601,124	32,709,736	(35,462,636)	(1,132,304)	1,022,026	32,737,946	229,521	—
Transamerica WMC US Growth VP	65,960,717	—	(12,500,000)	445,608	(45,216)	53,861,109	—	—
Total	$ 1,457,468,570	$ 32,709,736	$ (72,312,636)	$ (2,775,819)	$ 41,769,697	$ 1,456,859,548	$ 229,521	$ —

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $1 billion	0.13%	0.10%
Over $1 billion	0.11%	0.08%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.25%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 209,983,114	$ 211,277,129

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock Tactical Allocation VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Financial Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its primary benchmark for the past 1-, 3- and 5-year periods.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were in line with the median for its peer group and below the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica BlackRock Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Clarion Global Real Estate Securities VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio
Initial Class	$1,000.00	$1,070.20	$4.68	$1,020.30	$4.57	0.91%
Service Class	1,000.00	1,068.80	5.97	1,019.10	5.82	1.16

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	98.3%
Securities Lending Collateral	8.1
Repurchase Agreement	1.1
Net Other Assets (Liabilities)	(7.5)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Australia - 6.6%
GPT Group, REIT	409,984	$ 1,667,261
Mirvac Group, REIT	3,333,248	5,069,351
Scentre Group, REIT	2,503,200	9,271,743
Vicinity Centres, REIT	1,762,437	4,397,014
Westfield Corp., REIT	717,222	5,761,211

		26,166,580

France - 6.9%
Gecina SA, REIT	39,764	5,385,960
ICADE, REIT	18,146	1,275,126
Klepierre, REIT	226,549	9,996,525
Unibail-Rodamco SE, REIT	40,191	10,397,163

		27,054,774

Germany - 2.7%
Deutsche Wohnen AG	45,794	1,559,196
LEG Immobilien AG (A)	86,860	8,127,347
Vonovia SE	31,140	1,137,045

		10,823,588

Hong Kong - 5.6%
Cheung Kong Property Holdings, Ltd.	664,343	4,194,439
Henderson Land Development Co., Ltd.	448,800	2,535,165
Link REIT	1,299,800	8,888,300
Sun Hung Kai Properties, Ltd.	543,855	6,560,199

		22,178,103

Japan - 15.8%
Daito Trust Construction Co., Ltd.	13,000	2,110,710
Daiwa House Industry Co., Ltd.	89,992	2,642,795
GLP J-REIT	1,979	2,498,032
Invincible Investment Corp., REIT	517	326,799
Japan Real Estate Investment Corp., REIT	124	765,896
Japan Retail Fund Investment Corp., Class A, REIT	4,071	10,395,158
Kenedix Office Investment Corp., Class A, REIT	643	3,832,219
Mitsubishi Estate Co., Ltd.	595,710	10,926,986
Mitsui Fudosan Co., Ltd.	373,510	8,572,344
Mori Hills REIT Investment Corp. (B)	2,006	3,149,449
Nippon Building Fund, Inc., REIT (B)	126	776,165
Nippon Prologis REIT, Inc.	2,433	5,943,758
NTT Urban Development Corp.	151,600	1,629,795
Orix JREIT, Inc., Class A	2,506	4,315,796
Sumitomo Realty & Development Co., Ltd. (B)	158,777	4,305,613

		62,191,515

Netherlands - 0.8%
Eurocommercial Properties NV, CVA	45,476	1,936,676
NSI NV, REIT	335,522	1,338,567

		3,275,243

Spain - 0.2%
Hispania Activos Inmobiliarios SOCIMI SA, REIT (B)	67,721	792,246

Sweden - 0.5%
Hufvudstaden AB, Class A	120,594	1,892,778

United Kingdom - 4.6%
British Land Co. PLC, REIT	204,366	1,659,306
Derwent London PLC, REIT	19,861	692,902

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Great Portland Estates PLC, REIT	292,487	$ 2,448,244
Hammerson PLC, REIT	314,872	2,267,889
Land Securities Group PLC, REIT	717,070	9,978,369
Safestore Holdings PLC, REIT	217,664	1,075,389

		18,122,099

United States - 54.6%
Alexandria Real Estate Equities, Inc., REIT	37,200	3,850,944
AvalonBay Communities, Inc., REIT	59,679	10,765,495
CubeSmart, Class A, REIT (B)	92,430	2,854,238
DCT Industrial Trust, Inc., REIT	80,400	3,862,416
DDR Corp., REIT	303,900	5,512,746
Digital Realty Trust, Inc., REIT (B)	76,317	8,317,790
Equity Residential, REIT	188,036	12,951,920
Gaming and Leisure Properties, Inc., REIT	149,600	5,158,208
General Growth Properties, Inc., REIT	411,206	12,262,163
Healthcare Realty Trust, Inc., REIT	111,700	3,908,383
Healthcare Trust of America, Inc., Class A, REIT	113,777	3,679,548
Highwoods Properties, Inc., REIT	49,500	2,613,600
Host Hotels & Resorts, Inc., REIT (B)	317,905	5,153,240
Kilroy Realty Corp., REIT (B)	93,600	6,204,744
Kimco Realty Corp., REIT	357,570	11,220,547
MGM Growth Properties LLC, Class A, REIT	98,320	2,623,178
Paramount Group, Inc., REIT (B)	114,800	1,829,912
Pebblebrook Hotel Trust, REIT (B)	89,773	2,356,541
Prologis, Inc., Class A, REIT	181,010	8,876,730
Public Storage, REIT	45,630	11,662,572
QTS Realty Trust, Inc., Class A, REIT	58,800	3,291,624
Regency Centers Corp., REIT	53,200	4,454,436
Simon Property Group, Inc., REIT	95,059	20,618,297
SL Green Realty Corp., REIT (B)	77,600	8,262,072
Sovran Self Storage, Inc., REIT	10,500	1,101,660
Spirit Realty Capital, Inc., REIT	521,124	6,654,753
Sun Communities, Inc., REIT	67,700	5,188,528
Sunstone Hotel Investors, Inc., REIT	219,094	2,644,465
UDR, Inc., REIT (B)	167,884	6,198,277
VEREIT, Inc.	710,600	7,205,484
Vornado Realty Trust, Class A, REIT	97,585	9,770,210
Welltower, Inc., REIT	183,345	13,965,389

		215,020,110

Total Common Stocks (Cost $358,481,808)		387,517,036

SECURITIES LENDING COLLATERAL - 8.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (C)	31,778,459	31,778,459

Total Securities Lending Collateral (Cost $31,778,459)		31,778,459

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 1.1%

State Street Bank & Trust Co. 0.03% (C), dated 06/30/2016, to be repurchased at $4,295,831 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $4,386,525.

	$ 4,295,827	$ 4,295,827

Total Repurchase Agreement (Cost $4,295,827)		4,295,827

Total Investments (Cost $394,556,094) (D)		423,591,322
Net Other Assets (Liabilities) - (7.5)%		(29,604,161)

Net Assets - 100.0%		$ 393,987,161

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Real Estate Investment Trusts	78.0%	$330,530,378
Real Estate Management & Development	13.5	56,986,658

Investments, at Value	91.5	387,517,036
Short-Term Investments	8.5	36,074,286

Total Investments	100.0%	$423,591,322

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$215,020,110	$172,496,926	$—	$387,517,036
Securities Lending Collateral	31,778,459	—	—	31,778,459
Repurchase Agreement	—	4,295,827	—	4,295,827

Total Investments	$246,798,569	$176,792,753	$—	$423,591,322

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $30,940,000. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at June 30, 2016.
(D)	Aggregate cost for federal income tax purposes is $394,556,094. Aggregate gross unrealized appreciation and depreciation for all securities is $43,669,111 and $14,633,883, respectively. Net unrealized appreciation for tax purposes is $29,035,228.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Clarion Global Real Estate Securities VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Investments, at value (cost $390,260,267) (including securities loaned of $30,940,000)	$419,295,495
Repurchase agreement, at value (cost $4,295,827)	4,295,827
Foreign currency, at value (cost $114,574)	113,888
Receivables:
Shares sold	255,513
Investments sold	1,624,741
Interest	4
Dividends	1,432,375
Tax reclaims	135,324
Net income from securities lending	7,447
Prepaid expenses	1,038

Total assets	427,161,652

Liabilities:
Payables and other liabilities:
Shares redeemed	10,697
Investments purchased	985,356
Investment management fees	258,472
Distribution and service fees	20,902
Transfer agent fees	923
Trustees, CCO and deferred compensation fees	806
Audit and tax fees	8,968
Custody fees	50,725
Legal fees	11,456
Printing and shareholder reports fees	43,247
Other	4,480
Collateral for securities on loan	31,778,459

Total liabilities	33,174,491

Net assets	$393,987,161

Net assets consist of:
Capital stock ($0.01 par value)	$294,022
Additional paid-in capital	448,351,527
Undistributed (distributions in excess of) net investment income (loss)	12,260,575
Accumulated net realized gain (loss)	(95,940,528)
Net unrealized appreciation (depreciation) on:
Investments	29,035,228
Translation of assets and liabilities denominated in foreign currencies	(13,663)

Net assets	$393,987,161

Net assets by class:
Initial Class	$291,233,218
Service Class	102,753,943

Shares outstanding:
Initial Class	21,966,418
Service Class	7,435,746

Net asset value and offering price per share:
Initial Class	$13.26
Service Class	13.82

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Dividend income	$8,105,089
Interest income	371
Net income (loss) from securities lending	78,874
Withholding taxes on foreign income	(232,433)

Total investment income	7,951,901

Expenses:
Investment advisory fees	458,352
Investment management fees	1,039,129
Distribution and service fees:
Service Class	123,838
Administration fees	17,346
Transfer agent fees	2,779
Trustees, CCO and deferred compensation fees	5,190
Audit and tax fees	8,970
Custody fees	108,068
Legal fees	11,062
Printing and shareholder reports fees	20,876
Other	5,841

Total expenses	1,801,451

Net investment income (loss)	6,150,450

Net realized gain (loss) on:
Investments	(1,402,267)
Foreign currency transactions	16,942

Net realized gain (loss)	(1,385,325)

Net change in unrealized appreciation (depreciation) on:
Investments	20,247,391
Translation of assets and liabilities denominated in foreign currencies	(2,769)

Net change in unrealized appreciation (depreciation)	20,244,622

Net realized and change in unrealized gain (loss)	18,859,297

Net increase (decrease) in net assets resulting from operations	$25,009,747

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Clarion Global Real Estate Securities VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$6,150,450	$6,958,337
Net realized gain (loss)	(1,385,325)	58,483,587
Net change in unrealized appreciation (depreciation)	20,244,622	(60,491,146)

Net increase (decrease) in net assets resulting from operations	25,009,747	4,950,778

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(12,114,544)
Service Class	—	(4,412,627)

Total dividends and/or distributions from net investment income	—	(16,527,171)

Capital share transactions:
Proceeds from shares sold:
Initial Class	22,730,358	63,509,871
Service Class	4,683,424	15,508,583

	27,413,782	79,018,454

Dividends and/or distributions reinvested:
Initial Class	—	12,114,544
Service Class	—	4,412,627

	—	16,527,171

Cost of shares redeemed:
Initial Class	(24,735,731)	(247,468,898)
Service Class	(10,441,941)	(18,632,930)

	(35,177,672)	(266,101,828)

Net increase (decrease) in net assets resulting from capital share transactions	(7,763,890)	(170,556,203)

Net increase (decrease) in net assets	17,245,857	(182,132,596)

Net assets:
Beginning of period/year	376,741,304	558,873,900

End of period/year	$393,987,161	$376,741,304

Undistributed (distributions in excess of) net investment income (loss)	$12,260,575	$6,110,125

Capital share transactions - shares:
Shares issued:
Initial Class	1,758,621	4,807,446
Service Class	358,766	1,116,661

	2,117,387	5,924,107

Shares reinvested:
Initial Class	—	986,526
Service Class	—	344,199

	—	1,330,725

Shares redeemed:
Initial Class	(1,961,845)	(18,268,373)
Service Class	(815,536)	(1,390,808)

	(2,777,381)	(19,659,181)

Net increase (decrease) in shares outstanding:
Initial Class	(203,224)	(12,474,401)
Service Class	(456,770)	70,052

	(659,994)	(12,404,349)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Clarion Global Real Estate Securities VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$12.39		$13.06	$11.67	$11.92	$9.86	$11.30

Investment operations:
Net investment income (loss) (A)	0.21		0.22	0.24	0.23	0.24	0.25
Net realized and unrealized gain (loss)	0.66		(0.30)	1.34	0.20	2.22	(0.88)

Total investment operations	0.87		(0.08)	1.58	0.43	2.46	(0.63)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.59)	(0.19)	(0.68)	(0.40)	(0.81)

Net asset value, end of period/year	$13.26		$12.39	$13.06	$11.67	$11.92	$9.86

Total return (B)	7.02	%(C)	(0.60)%	13.56%	3.90%	25.25%	(5.74)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$291,233		$274,688	$452,444	$329,290	$342,553	$288,708
Expenses to average net assets	0.91	%(D)	0.89%	0.90%	0.90%	0.92%	0.88%
Net investment income (loss) to average net assets	3.41	%(D)	1.66%	1.90%	1.93%	2.15%	2.24%
Portfolio turnover rate	22	%(C)	56%	30%	38%	53%	36%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$12.93		$13.61	$12.16	$12.39	$10.24	$11.72

Investment operations:
Net investment income (loss) (A)	0.20		0.19	0.22	0.21	0.21	0.21
Net realized and unrealized gain (loss)	0.69		(0.31)	1.40	0.22	2.32	(0.90)

Total investment operations	0.89		(0.12)	1.62	0.43	2.53	(0.69)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.56)	(0.17)	(0.66)	(0.38)	(0.79)

Net asset value, end of period/year	$13.82		$12.93	$13.61	$12.16	$12.39	$10.24

Total return (B)	6.88	%(C)	(0.87)%	13.29%	3.71%	24.98%	(6.01)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$102,754		$102,053	$106,430	$79,667	$68,764	$44,260
Expenses to average net assets	1.16	%(D)	1.14%	1.15%	1.15%	1.17%	1.13%
Net investment income (loss) to average net assets	3.14	%(D)	1.38%	1.67%	1.64%	1.85%	1.89%
Portfolio turnover rate	22	%(C)	56%	30%	38%	53%	36%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Clarion Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Clarion Global Real Estate Securities VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Clarion Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included in Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2016, commissions recaptured are $17,377.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Clarion Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Clarion Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2016, if any, are identified in the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Clarion Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Net income from securities lending in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$31,778,459	$—	$—	$—	$31,778,459
Total Borrowings	$31,778,459	$—	$—	$—	$31,778,459
Gross amount of recognized liabilities for securities lending transactions					$31,778,459

6. RISK FACTOR

Investing in the Portfolio may involve certain risks, as discussed in the Portfolio’s prospectus, including but not limited to the following:

Real estate investment trusts (“REIT”) and real estate risk: Investments in the real estate industry and REITs are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in operating expenses, property taxes or interest rates. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition, REITs are subject to a number of highly technical tax-related rules and requirements; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment.

7. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Clarion Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

As of June 30, 2016, the percentage of Portfolio net assets owned by affiliated investors are as follows:

Portfolio	Value	Percentage of Net Assets
Transamerica Asset Allocation – Conservative VP	$13,811,506	3.51%
Transamerica Asset Allocation – Growth VP	13,367,477	3.39
Transamerica Asset Allocation – Moderate Growth VP	49,460,912	12.55
Transamerica Asset Allocation – Moderate VP	70,120,702	17.80
Transamerica International Moderate Growth VP	7,024,610	1.78
Total	$153,785,207	39.03%

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $250 million	0.830%	0.800%
Over $250 million up to $500 million	0.805%	0.775%
Over $500 million up to $1 billion	0.730%	0.700%
Over $1 billion	0.680%	0.650%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
1.00%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Clarion Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

As of June 30, 2016, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 82,121,393	$ —	$ 84,583,538	$ —

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Clarion Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Clarion Global Real Estate Securities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Clarion Global Real Estate Securities VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and CBRE Clarion Securities, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3- and 10-year periods and in line with the median for the past 5-year period. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Clarion Global Real Estate Securities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Clarion Global Real Estate Securities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica International Moderate Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$980.80	$0.74	$1,024.10	$0.75	0.15%
Service Class	1,000.00	980.60	1.97	1,022.90	2.01	0.40

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the underlying funds in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
International Equity Funds	61.4%
U.S. Fixed Income Funds	33.2
Repurchase Agreement	4.4
U.S. Alternative Fund	1.1
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica International Moderate Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 95.7%
International Equity Funds - 61.4%
Transamerica Emerging Markets Equity (A)	1,546,217	$ 12,601,668
Transamerica Global Equity (A)	2,516,993	27,057,672
Transamerica Income & Growth (A)	3,596,211	34,199,966
Transamerica International Equity (A)	5,632,890	88,943,325
Transamerica International Equity Opportunities (A)	12,928,359	90,498,516
Transamerica International Small Cap (A)	8,289,138	73,441,766
Transamerica International Small Cap Value (A)	6,752,998	73,877,800
Transamerica TS&W International Equity VP (B)	4,416	51,138

		400,671,851

U.S. Alternative Fund - 1.1%
Transamerica Clarion Global Real Estate Securities VP (B)	529,759	7,024,610

U.S. Fixed Income Funds - 33.2%
Transamerica Aegon U.S. Government Securities VP (B)	2,416,016	29,886,121
Transamerica Bond (A)	1,637,393	15,538,861
Transamerica Core Bond (A)	1,764,564	18,139,720
Transamerica Floating Rate (A)	1,511,510	14,858,146
Transamerica High Yield Bond (A)	5,075,925	44,718,896
Transamerica Intermediate Bond (A)	2,894,567	30,045,601

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica PIMCO Total Return VP (B)	4,672,074	$ 53,915,737
Transamerica Short-Term Bond (A)	1,003,100	10,051,058

		217,154,140

Total Investment Companies (Cost $648,480,173)		624,850,601

	Principal	Value
REPURCHASE AGREEMENT - 4.4%
State Street Bank & Trust Co. 0.03% (C), dated 06/30/2016, to be repurchased at $28,536,491 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $29,110,575.	$ 28,536,467	28,536,467

Total Repurchase Agreement (Cost $28,536,467)		28,536,467

Total Investments (Cost $677,016,640) (D)		653,387,068
Net Other Assets (Liabilities) - (0.1)%		(528,540)

Net Assets - 100.0%		$ 652,858,528

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$624,850,601	$—	$—	$624,850,601
Repurchase Agreement	—	28,536,467	—	28,536,467

Total Investments	$624,850,601	$28,536,467	$—	$653,387,068

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Rate disclosed reflects the yield at June 30, 2016.
(D)	Aggregate cost for federal income tax purposes is $677,016,640. Aggregate gross unrealized appreciation and depreciation for all securities is $5,904,551 and $29,534,123, respectively. Net unrealized depreciation for tax purposes is $23,629,572.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica International Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Affiliated investments, at value (cost $648,480,173)	$624,850,601
Repurchase agreement, at value (cost $28,536,467)	28,536,467
Receivables:
Shares sold	1,993
Interest	24
Dividends	4,962
Prepaid expenses	2,900

Total assets	653,396,947

Liabilities:
Payables and other liabilities:
Shares redeemed	255,393
Investment management fees	66,358
Distribution and service fees	132,149
Transfer agent fees	1,875
Trustees, CCO and deferred compensation fees	1,588
Audit and tax fees	10,762
Custody fees	9,107
Legal fees	16,768
Printing and shareholder reports fees	37,429
Other	6,932
Variation margin payable	58

Total liabilities	538,419

Net assets	$652,858,528

Net assets consist of:
Capital stock ($0.01 par value)	$717,335
Additional paid-in capital	692,834,418
Undistributed (distributions in excess of) net investment income (loss)	14,052,271
Accumulated net realized gain (loss)	(31,115,924)
Net unrealized appreciation (depreciation) on:
Affiliated investments	(23,629,572)

Net assets	$652,858,528

Net assets by class:
Initial Class	$15,815,376
Service Class	637,043,152

Shares outstanding:
Initial Class	1,720,134
Service Class	70,013,408

Net asset value and offering price per share:
Initial Class	$9.19
Service Class	9.10

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Dividend income from affiliated investments	$3,145,157
Interest income from unaffiliated investments	3,627

Total investment income	3,148,784

Expenses:
Investment advisory fees	107,370
Investment management fees	271,025
Distribution and service fees:
Service Class	801,821
Administration fees	24,158
Transfer agent fees	5,209
Trustees, CCO and deferred compensation fees	9,263
Audit and tax fees	10,886
Custody fees	12,929
Legal fees	18,445
Printing and shareholder reports fees	20,638
Other	8,394

Total expenses	1,290,138

Net investment income (loss)	1,858,646

Net realized gain (loss) on:
Affiliated investments	(6,324,788)
Futures contracts	(6,852,478)
Foreign currency transactions	(362)

Net realized gain (loss)	(13,177,628)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(2,358,504)
Futures contracts	(312,259)

Net change in unrealized appreciation (depreciation)	(2,670,763)

Net realized and change in unrealized gain (loss)	(15,848,391)

Net increase (decrease) in net assets resulting from operations	$(13,989,745)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica International Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015

From operations:
Net investment income (loss)	$1,858,646	$12,064,878
Net realized gain (loss)	(13,177,628)	5,277,853
Net change in unrealized appreciation (depreciation)	(2,670,763)	(33,543,827)

Net increase (decrease) in net assets resulting from operations	(13,989,745)	(16,201,096)

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(342,246)
Service Class	—	(12,217,036)

Total dividends and/or distributions from net investment income	—	(12,559,282)

Capital share transactions:
Proceeds from shares sold:
Initial Class	415,191	2,106,231
Service Class	9,978,580	80,832,080

	10,393,771	82,938,311

Dividends and/or distributions reinvested:
Initial Class	—	342,246
Service Class	—	12,217,036

	—	12,559,282

Cost of shares redeemed:
Initial Class	(890,336)	(3,373,189)
Service Class	(35,664,089)	(27,456,905)

	(36,554,425)	(30,830,094)

Net increase (decrease) in net assets resulting from capital share transactions	(26,160,654)	64,667,499

Net increase (decrease) in net assets	(40,150,399)	35,907,121

Net assets:
Beginning of period/year	693,008,927	657,101,806

End of period/year	$652,858,528	$693,008,927

Undistributed (distributions in excess of) net investment income (loss)	$14,052,271	$12,193,625

Capital share transactions - shares:
Shares issued:
Initial Class	45,125	211,734
Service Class	1,111,565	8,095,234

	1,156,690	8,306,968

Shares reinvested:
Initial Class	—	35,913
Service Class	—	1,292,808

	—	1,328,721

Shares redeemed:
Initial Class	(97,920)	(339,186)
Service Class	(3,968,617)	(2,844,407)

	(4,066,537)	(3,183,593)

Net increase (decrease) in shares outstanding:
Initial Class	(52,795)	(91,539)
Service Class	(2,857,052)	6,543,635

	(2,909,847)	6,452,096

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica International Moderate Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$9.37		$9.72	$9.99	$9.05	$8.27	$9.13

Investment operations:
Net investment income (loss) (A) (B)	0.04		0.19	0.21	0.24	0.20	0.25
Net realized and unrealized gain (loss)	(0.22)		(0.35)	(0.25)	0.90	0.84	(0.92)

Total investment operations	(0.18)		(0.16)	(0.04)	1.14	1.04	(0.67)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.19)	(0.23)	(0.20)	(0.26)	(0.19)

Net asset value, end of period/year	$9.19		$9.37	$9.72	$9.99	$9.05	$8.27

Total return (C)	(1.92	)%(D)	(1.64)%	(0.47)%	12.72%	12.81%	(7.37)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$15,816		$16,608	$18,122	$19,345	$18,619	$19,685
Expenses to average net assets (E)	0.15	%(F)	0.15%	0.15%	0.15%	0.15%	0.14%
Net investment income (loss) to average net assets (B)	0.81	%(F)	1.90%	2.10%	2.53%	2.37%	2.94%
Portfolio turnover rate (G)	19	%(D)	43%	32%	16%	47%	57%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$9.28		$9.63	$9.91	$8.98	$8.21	$9.06

Investment operations:
Net investment income (loss) (A) (B)	0.03		0.17	0.19	0.23	0.19	0.24
Net realized and unrealized gain (loss)	(0.21)		(0.35)	(0.26)	0.88	0.82	(0.92)

Total investment operations	(0.18)		(0.18)	(0.07)	1.11	1.01	(0.68)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.17)	(0.21)	(0.18)	(0.24)	(0.17)

Net asset value, end of period/year	$9.10		$9.28	$9.63	$9.91	$8.98	$8.21

Total return (C)	(1.94	)%(D)	(1.89)%	(0.79)%	12.46%	12.48%	(7.53)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$637,043		$676,401	$638,980	$618,794	$488,579	$444,948
Expenses to average net assets (E)	0.40	%(F)	0.40%	0.40%	0.40%	0.40%	0.39%
Net investment income (loss) to average net assets (B)	0.56	%(F)	1.72%	1.91%	2.44%	2.19%	2.64%
Portfolio turnover rate (G)	19	%(D)	43%	32%	16%	47%	57%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica International Moderate Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2016.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolio’s exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2016, if any, are listed in the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary market risk exposure as of June 30, 2016.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$507,844	$—	$(7,360,322)	$—	$—	$(6,852,478)
Total	$507,844	$—	$(7,360,322)	$—	$—	$(6,852,478)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(546,483)	$—	$234,224	$—	$—	$(312,259)
Total	$(546,483)	$—	$234,224	$—	$—	$(312,259)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2016.

Futures Contracts at Notional Amount
Long	Short
42,575,250	(81,823,929)

6. RISK FACTORS

Investing in the Portfolio may involve certain risks, as discussed in the Portfolio’s prospectus, including but not limited to the following:

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because these market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of investments may decline because of factors affecting a particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

All of the Portfolio holdings in investment companies are considered affiliated. Interest, dividends, realized and unrealized gains (losses) are broken out on the Statement of Operations.

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $10 billion	0.1225%	0.1000%
Over $10 billion	0.1125%	0.0900%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.25%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.0225% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 148,500,008	$ 122,304,132

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

10. SUBSEQUENT EVENT

Effective July 1, 2016, the Board approved a new investment sub-advisory agreement with J.P. Morgan Investment Management, Inc., pursuant to which J.P. Morgan Investment Management, Inc. will serve as sub-adviser to Transamerica International Moderate Growth VP.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica International Moderate Growth VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica International Moderate Growth VP (the “Portfolio”).

Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and TAM’s management oversight process.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Initial Class Shares of the Portfolio was in line with the median for its peer universe for the past 1-year period and below the median for the past 3- and 5-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its primary benchmark for the past 1-year period and below its primary benchmark for the past 3- and 5-year periods. The Trustees discussed with TAM the reasons for the underperformance and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board noted that it had recently approved the replacement of the Portfolio’s sub-adviser effective on or about July 1, 2016, as well as changes to the Portfolio’s principal investment strategies.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica International Moderate Growth VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Portfolio’s sub-adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and in light of any economies of scale experienced in the future.

Benefits to TAM and its Affiliates from their Relationships with the Portfolio

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-advisers. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica International Moderate Growth VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Management Agreement.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Balanced VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio
Initial Class	$1,000.00	$997.00	$3.82	$1,021.00	$3.87	0.77%
Service Class	1,000.00	996.20	5.06	1,019.80	5.12	1.02

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	58.1%
Corporate Debt Securities	16.1
U.S. Government Obligations	11.7
U.S. Government Agency Obligations	9.7
Securities Lending Collateral	4.6
Mortgage-Backed Securities	1.2
Master Limited Partnership	1.2
Asset-Backed Securities	1.1
Preferred Stocks	0.4
Repurchase Agreement	0.1
Net Other Assets (Liabilities)	(4.2)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 58.1%
Aerospace & Defense - 5.6%
Boeing Co.	127,537	$ 16,563,230
General Dynamics Corp.	24,957	3,475,013
Honeywell International, Inc.	98,724	11,483,576
Northrop Grumman Corp.	34,365	7,638,652

		39,160,471

Air Freight & Logistics - 0.5%
United Parcel Service, Inc., Class B	34,696	3,737,453

Automobiles - 1.2%
General Motors Co.	306,074	8,661,894

Banks - 1.0%
US Bancorp	176,798	7,130,263

Biotechnology - 4.7%
AbbVie, Inc., Class G	222,929	13,801,534
Amgen, Inc.	114,730	17,456,170
Celgene Corp. (A)	18,020	1,777,313

		33,035,017

Capital Markets - 1.3%
Morgan Stanley	159,245	4,137,185
TD Ameritrade Holding Corp. (B)	167,941	4,782,120

		8,919,305

Chemicals - 2.2%
E.I. du Pont de Nemours & Co.	51,394	3,330,331
LyondellBasell Industries NV, Class A	164,360	12,231,671

		15,562,002

Consumer Finance - 1.7%
American Express Co.	77,068	4,682,652
Synchrony Financial (A)	292,638	7,397,888

		12,080,540

Diversified Financial Services - 1.3%
CME Group, Inc., Class A	90,739	8,837,979

Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	74,187	11,650,327
Kroger Co.	148,965	5,480,422

		17,130,749

Food Products - 1.3%
Hershey Co. (B)	80,322	9,115,744

Health Care Equipment & Supplies - 0.8%
Medtronic PLC	67,018	5,815,152

Health Care Providers & Services - 0.7%
Aetna, Inc.	37,686	4,602,591

Hotels, Restaurants & Leisure - 1.9%
Norwegian Cruise Line Holdings, Ltd. (A) (B)	118,816	4,733,629
Six Flags Entertainment Corp. (B)	38,328	2,221,108
Starbucks Corp.	113,981	6,510,595

		13,465,332

Household Products - 1.0%
Kimberly-Clark Corp.	52,673	7,241,484

Industrial Conglomerates - 1.2%
General Electric Co.	276,203	8,694,870

Internet & Catalog Retail - 1.4%
Priceline Group, Inc. (A)	7,880	9,837,471

Internet Software & Services - 2.3%
Alphabet, Inc., Class C (A)	22,928	15,868,469

	Shares	Value
COMMON STOCKS (continued)
IT Services - 3.6%
Accenture PLC, Class A	40,929	$ 4,636,846
Automatic Data Processing, Inc.	40,282	3,700,707
MasterCard, Inc., Class A	192,810	16,978,849

		25,316,402

Leisure Products - 0.6%
Mattel, Inc.	134,999	4,224,119

Media - 2.0%
Comcast Corp., Class A	135,592	8,839,242
Time Warner, Inc.	75,575	5,557,786

		14,397,028

Multiline Retail - 1.2%
Dollar Tree, Inc. (A)	92,099	8,679,410

Pharmaceuticals - 3.8%
Allergan PLC (A)	29,983	6,928,772
Bristol-Myers Squibb Co.	238,148	17,515,785
Eli Lilly & Co.	29,056	2,288,160

		26,732,717

Real Estate Investment Trusts - 1.1%
Colony Capital, Inc.,Class A (B)	234,622	3,601,448
MGM Growth Properties LLC, Class A	67,493	1,800,713
Outfront Media, Inc.	104,506	2,525,910

		7,928,071

Real Estate Management & Development - 0.8%
CBRE Group, Inc., Class A (A)	219,660	5,816,597

Road & Rail - 0.7%
CSX Corp.	199,667	5,207,315

Software - 4.2%
Adobe Systems, Inc. (A)	108,421	10,385,648
Microsoft Corp.	371,215	18,995,071

		29,380,719

Specialty Retail - 1.5%
Home Depot, Inc.	83,589	10,673,479

Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	124,820	11,932,792

Textiles, Apparel & Luxury Goods - 2.1%
NIKE, Inc., Class B	271,468	14,985,034

Tobacco - 2.3%
Altria Group, Inc.	236,914	16,337,589

Total Common Stocks (Cost $400,905,283)		410,508,058

PREFERRED STOCKS - 0.4%
Banks - 0.2%
Citigroup Capital XIII
7.01% (C)	51,400	1,339,998
Wells Fargo & Co.
6.63% (C)	3,575	106,392

		1,446,390

Capital Markets - 0.1%
Morgan Stanley
Series E, 7.13% (C)	6,700	198,789
Series F, 6.88% (C)	13,500	387,990

		586,779

Consumer Finance - 0.1%
Discover Financial Services
Series B, 6.50%	30,250	799,810

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Industrial Conglomerates - 0.0% (D)
General Electric Co.
4.70%	2,717	$ 72,028

Total Preferred Stocks (Cost $2,816,418)		2,905,007

MASTER LIMITED PARTNERSHIP - 1.2%
Capital Markets - 1.2%
Blackstone Group, LP, Class A	334,683	8,213,121

Total Master Limited Partnership (Cost $10,776,216)		8,213,121

	Principal	Value
ASSET-BACKED SECURITIES - 1.1%
American Tower Trust I Series 2013-1A, Class 1A,
1.55%, 03/15/2043 (E)	$ 141,000	141,299
AmeriCredit Automobile Receivables Trust
Series 2012-4, Class E,
3.82%, 02/10/2020 (E)	881,000	888,485
Series 2013-4, Class D,
3.31%, 10/08/2019	53,000	53,913
Series 2015-2, Class D,
3.00%, 06/08/2021	214,000	216,498
Series 2016-1, Class D,
3.59%, 02/08/2022	407,000	417,838
Series 2016-2, Class D,
3.65%, 05/09/2022	293,000	300,542
Applebee’s Funding LLC / IHOP Funding LLC
Series 2014-1, Class A2,
4.28%, 09/05/2044 (E)	975,000	992,330
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2,
4.47%, 03/20/2043 (E)	438,526	438,874
Domino’s Pizza Master Issuer LLC
Series 2012-1A, Class A2,
5.22%, 01/25/2042 (E)	384,171	395,389
Series 2015-1A, Class A2I,
3.48%, 10/25/2045 (E)	679,585	690,336
Santander Drive Auto Receivables Trust
Series 2012-6, Class D,
2.52%, 09/17/2018	34,000	34,158
Series 2013-4, Class E,
4.67%, 01/15/2020 (E)	987,000	998,088
Series 2015-1, Class D,
3.24%, 04/15/2021	209,000	212,146
Series 2015-4, Class D,
3.53%, 08/16/2021	435,000	449,031
Taco Bell Funding LLC Series 2016-1A, Class A2I,
3.83%, 05/25/2046 (E)	588,000	595,174
Wendys Funding LLC Series 2015-1A, Class A2I,
3.37%, 06/15/2045 (E)	625,275	628,714

Total Asset-Backed Securities (Cost $7,441,985)		7,452,815

	Principal	Value
CORPORATE DEBT SECURITIES - 16.1%
Airlines - 0.0% (D)
Southwest Airlines Co.
5.13%, 03/01/2017	$ 231,000	$ 237,281

Auto Components - 0.1%
Schaeffler Finance BV
4.25%, 05/15/2021 (E)	200,000	202,750
ZF North America Capital, Inc.
4.00%, 04/29/2020 (E)	243,000	248,164
4.75%, 04/29/2025 (E)	257,000	260,372

		711,286

Automobiles - 0.2%
General Motors Co.
4.88%, 10/02/2023	1,187,000	1,263,610
General Motors Financial Co., Inc.
3.70%, 05/09/2023	288,000	289,496

		1,553,106

Banks - 1.4%
Bank of America Corp.
4.45%, 03/03/2026, MTN	1,010,000	1,056,395
5.42%, 03/15/2017	200,000	205,619
5.70%, 05/02/2017	315,000	326,081
5.75%, 08/15/2016	285,000	286,354
6.30% (C), 03/10/2026 (F)	421,000	447,312
8.00% (C), 01/30/2018 (F)	211,000	209,681
CIT Group, Inc.
4.25%, 08/15/2017	1,412,000	1,438,122
5.50%, 02/15/2019 (E)	366,000	382,927
Citigroup, Inc.
4.45%, 09/29/2027	536,000	552,139
Citizens Financial Group, Inc.
4.30%, 12/03/2025	718,000	755,732
JPMorgan Chase & Co.
4.25%, 10/01/2027	866,000	916,257
JPMorgan Chase Capital XXI
1.59% (C), 01/15/2087	71,000	54,137
Royal Bank of Scotland Group PLC
6.10%, 06/10/2023	990,000	1,012,511
Santander UK PLC
5.00%, 11/07/2023 (E)	1,424,000	1,461,735
SVB Financial Group
5.38%, 09/15/2020	495,000	552,562
Wells Fargo & Co.
3.00%, 04/22/2026	250,000	254,838
5.88% (C), 06/15/2025 (F)	213,000	227,111

		10,139,513

Beverages - 0.4%
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/2021	395,000	409,621
3.30%, 02/01/2023	1,048,000	1,104,246
3.65%, 02/01/2026	651,000	697,381
Molson Coors Brewing Co.
3.00%, 07/15/2026 (G)	531,000	530,476
4.20%, 07/15/2046 (G)	212,000	212,907

		2,954,631

Biotechnology - 0.1%
AbbVie, Inc.
3.20%, 05/14/2026	929,000	941,057

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products - 0.1%
Masco Corp.
3.50%, 04/01/2021	$ 337,000	$ 343,841
Owens Corning
4.20%, 12/01/2024	283,000	296,125

		639,966

Capital Markets - 1.9%
Charles Schwab Corp.
3.00%, 03/10/2025	435,000	454,198
7.00% (C), 02/01/2022 (B) (F)	626,000	712,858
E*TRADE Financial Corp.
4.63%, 09/15/2023	962,000	974,025
5.38%, 11/15/2022	662,000	698,410
Goldman Sachs Capital I
6.35%, 02/15/2034	1,273,000	1,497,001
Goldman Sachs Group, Inc.
3.75%, 02/25/2026	742,000	780,956
5.63%, 01/15/2017	288,000	294,348
Lazard Group LLC
3.75%, 02/13/2025	154,000	153,089
4.25%, 11/14/2020	986,000	1,049,507
6.85%, 06/15/2017	24,000	25,098
Morgan Stanley
2.45%, 02/01/2019, MTN	709,000	722,312
3.95%, 04/23/2027	544,000	550,147
4.88%, 11/01/2022	266,000	291,285
5.55%, 04/27/2017, MTN	252,000	260,767
5.55% (C), 07/15/2020 (F)	719,000	712,241
Raymond James Financial, Inc.
5.63%, 04/01/2024	1,693,000	1,935,952
Stifel Financial Corp.
4.25%, 07/18/2024	450,000	461,524
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	518,000	539,712
3.63%, 04/01/2025	1,227,000	1,314,400

		13,427,830

Chemicals - 0.2%
Albemarle Corp.
4.15%, 12/01/2024	449,000	470,156
5.45%, 12/01/2044	477,000	508,575
Ashland, Inc.
3.88%, 04/15/2018	182,000	185,640

		1,164,371

Communications Equipment - 0.0% (D)
Harris Corp.
4.25%, 10/01/2016	172,000	173,042

Construction Materials - 0.3%
Hanson, Ltd.
6.13%, 08/15/2016	271,000	271,339
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	397,000	422,857
Vulcan Materials Co.
4.50%, 04/01/2025	598,000	638,365
7.00%, 06/15/2018	624,000	683,280
7.50%, 06/15/2021	242,000	290,714

		2,306,555

Consumer Finance - 0.7%
Ally Financial, Inc.
8.00%, 12/31/2018	135,000	147,487

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
American Express Co.
6.80% (C), 09/01/2066	$ 897,000	$ 895,879
American Express Credit Corp.
2.13%, 03/18/2019	1,334,000	1,361,825
2.25%, 05/05/2021, MTN	694,000	706,312
Discover Financial Services
3.75%, 03/04/2025	476,000	479,538
3.95%, 11/06/2024	607,000	622,135
Synchrony Financial
2.60%, 01/15/2019	28,000	28,306
3.00%, 08/15/2019	880,000	894,667

		5,136,149

Containers & Packaging - 0.1%
Ball Corp.
4.38%, 12/15/2020	337,000	354,482

Diversified Financial Services - 0.8%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
4.63%, 10/30/2020	282,000	292,363
Berkshire Hathaway, Inc.
3.13%, 03/15/2026	315,000	330,291
Carlyle Holdings Finance LLC
3.88%, 02/01/2023 (E)	875,000	911,991
Intercontinental Exchange, Inc.
3.75%, 12/01/2025	573,000	621,169
LeasePlan Corp. NV
2.50%, 05/16/2018 (E)	1,166,000	1,166,457
Murray Street Investment Trust I 4.65% (H), 03/09/2017	359,000	367,064
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
4.88%, 04/15/2045 (E)	789,000	697,422
5.88%, 03/15/2022 (E)	961,000	1,003,044
Scottrade Financial Services, Inc.
6.13%, 07/11/2021 (E) (I)	191,000	205,501
Voya Financial, Inc.
5.65% (C), 05/15/2053	235,000	221,488

		5,816,790

Diversified Telecommunication Services - 0.2%
BellSouth LLC
4.40%, 04/26/2021 (E)	1,557,000	1,595,925

Electric Utilities - 0.7%
IPALCO Enterprises, Inc.
5.00%, 05/01/2018	309,000	322,905
PPL WEM, Ltd. / Western Power Distribution, Ltd.
5.38%, 05/01/2021 (E)	1,728,000	1,924,092
Southern Co.
2.35%, 07/01/2021	871,000	888,293
2.95%, 07/01/2023	465,000	482,019
3.25%, 07/01/2026 (B)	872,000	905,766

		4,523,075

Electronic Equipment, Instruments & Components - 0.2%
Trimble Navigation, Ltd.
4.75%, 12/01/2024	1,116,000	1,163,382

Energy Equipment & Services - 0.2%
Helmerich & Payne International Drilling Co.
4.65%, 03/15/2025	859,000	916,546

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Oceaneering International, Inc.
4.65%, 11/15/2024	$ 414,000	$ 400,296

		1,316,842

Food & Staples Retailing - 0.5%
CVS Health Corp.
2.80%, 07/20/2020	1,131,000	1,177,677
4.75%, 12/01/2022	294,000	335,811
5.00%, 12/01/2024	350,000	409,639
Sysco Corp.
2.50%, 07/15/2021	152,000	155,324
3.30%, 07/15/2026	381,000	395,277
Walgreens Boots Alliance, Inc.
2.60%, 06/01/2021	177,000	180,302
3.10%, 06/01/2023	112,000	114,074
3.45%, 06/01/2026	458,000	470,155
4.65%, 06/01/2046	79,000	84,255

		3,322,514

Food Products - 0.5%
Aramark Services, Inc.
5.13%, 01/15/2024 (E)	92,000	93,840
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (E)	464,000	481,836
3.00%, 06/01/2026 (E)	452,000	455,696
3.50%, 07/15/2022 (E)	357,000	379,156
Smithfield Foods, Inc.
5.25%, 08/01/2018 (E)	40,000	40,400
WM Wrigley Jr. Co.
2.40%, 10/21/2018 (E)	1,558,000	1,588,922
3.38%, 10/21/2020 (E)	274,000	292,251

		3,332,101

Health Care Equipment & Supplies - 0.2%
Becton Dickinson and Co.
1.80%, 12/15/2017	523,000	527,276
Life Technologies Corp.
6.00%, 03/01/2020	536,000	604,894

		1,132,170

Health Care Providers & Services - 0.6%
Aetna, Inc.
2.40%, 06/15/2021	389,000	396,890
2.80%, 06/15/2023	281,000	287,043
3.20%, 06/15/2026	670,000	689,312
Express Scripts Holding Co.
3.40%, 03/01/2027 (G)	536,000	535,318
4.50%, 02/25/2026	991,000	1,088,756
4.80%, 07/15/2046 (G)	325,000	324,566
Fresenius Medical Care US Finance II, Inc.
5.88%, 01/31/2022 (E)	187,000	204,999
HCA, Inc.
3.75%, 03/15/2019	302,000	312,570
Universal Health Services, Inc.
4.75%, 08/01/2022 (E)	341,000	346,838
5.00%, 06/01/2026 (E)	319,000	319,797

		4,506,089

Hotels, Restaurants & Leisure - 0.2%
1011778 BC ULC / New Red Finance, Inc.
4.63%, 01/15/2022 (E)	858,000	864,435

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Brinker International, Inc.
3.88%, 05/15/2023	$ 766,000	$ 777,239

		1,641,674

Household Durables - 0.4%
DR Horton, Inc.
3.75%, 03/01/2019	449,000	455,735
4.75%, 05/15/2017	82,000	83,690
MDC Holdings, Inc.
5.50%, 01/15/2024	239,000	236,610
Newell Brands, Inc.
3.15%, 04/01/2021	198,000	206,273
3.85%, 04/01/2023	188,000	199,406
4.20%, 04/01/2026	1,035,000	1,121,993
Toll Brothers Finance Corp.
4.00%, 12/31/2018	154,000	159,621
4.38%, 04/15/2023	65,000	64,025
5.88%, 02/15/2022	197,000	211,972

		2,739,325

Industrial Conglomerates - 0.1%
General Electric Co.
5.00% (C), 01/21/2021 (F)	599,000	635,539

Insurance - 0.3%
CNO Financial Group, Inc.
4.50%, 05/30/2020	175,000	181,125
5.25%, 05/30/2025	501,000	516,030
Primerica, Inc.
4.75%, 07/15/2022	1,176,000	1,294,513

		1,991,668

IT Services - 0.5%
Fidelity National Information Services, Inc.
3.63%, 10/15/2020	389,000	411,220
4.50%, 10/15/2022	449,000	497,283
5.00%, 03/15/2022 - 10/15/2025	1,256,000	1,415,490
Total System Services, Inc.
4.80%, 04/01/2026	1,028,000	1,114,747

		3,438,740

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
3.30%, 02/15/2022	323,000	335,110

Machinery - 0.0% (D)
CNH Industrial Capital LLC
3.63%, 04/15/2018	187,000	187,000

Media - 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.46%, 07/23/2022 (E)	678,000	728,671
Time Warner Cable, Inc.
5.85%, 05/01/2017	442,000	457,547
UBM PLC
5.75%, 11/03/2020 (E)	362,000	391,710

		1,577,928

Metals & Mining - 0.2%
Alcoa, Inc.
5.13%, 10/01/2024 (B)	726,000	724,185
Reliance Steel & Aluminum Co.
4.50%, 04/15/2023	617,000	630,781

		1,354,966

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 1.3%
Anadarko Petroleum Corp.
4.85%, 03/15/2021	$ 100,000	$ 106,061
5.55%, 03/15/2026 (B)	362,000	399,749
6.38%, 09/15/2017	25,000	26,314
6.60%, 03/15/2046	271,000	327,234
Canadian Natural Resources, Ltd.
5.70%, 05/15/2017	131,000	134,766
5.90%, 02/01/2018	238,000	251,440
Cenovus Energy, Inc.
5.70%, 10/15/2019	15,000	15,866
Cimarex Energy Co.
4.38%, 06/01/2024	183,000	191,371
5.88%, 05/01/2022	310,000	324,733
ConocoPhillips Co.
4.20%, 03/15/2021	435,000	470,992
4.95%, 03/15/2026 (B)	743,000	842,504
Devon Energy Corp.
2.25%, 12/15/2018	759,000	753,648
6.30%, 01/15/2019	184,000	199,336
Energy Transfer Partners, LP
4.15%, 10/01/2020	238,000	241,558
Hess Corp.
8.13%, 02/15/2019	181,000	201,708
Kinder Morgan Energy Partners, LP
3.95%, 09/01/2022	329,000	334,827
4.15%, 02/01/2024	1,291,000	1,297,627
4.30%, 05/01/2024	395,000	398,393
5.00%, 10/01/2021	258,000	273,221
Motiva Enterprises LLC
5.75%, 01/15/2020 (E)	354,000	386,591
Phillips 66 Partners, LP
3.61%, 02/15/2025 (B)	197,000	193,585
Spectra Energy Partners, LP
4.75%, 03/15/2024	843,000	926,493
Western Gas Partners, LP
5.38%, 06/01/2021	1,035,000	1,091,245

		9,389,262

Paper & Forest Products - 0.2%
Georgia-Pacific LLC
3.16%, 11/15/2021 (B) (E)	883,000	929,134
3.60%, 03/01/2025 (E)	532,000	569,011

		1,498,145

Pharmaceuticals - 0.2%
Actavis Funding SCS
3.00%, 03/12/2020	964,000	994,201

Professional Services - 0.5%
Total System Services, Inc.
3.80%, 04/01/2021	368,000	389,629
Verisk Analytics, Inc.
4.13%, 09/12/2022	115,000	122,451
4.88%, 01/15/2019	604,000	643,996
5.50%, 06/15/2045	823,000	846,338
5.80%, 05/01/2021	1,469,000	1,684,874

		3,687,288

Real Estate Investment Trusts - 1.2%
Alexandria Real Estate Equities, Inc.
2.75%, 01/15/2020	620,000	625,434

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Investment Trusts (continued)
Alexandria Real Estate Equities, Inc. (continued)
4.50%, 07/30/2029	$ 406,000	$ 422,015
4.60%, 04/01/2022	1,195,000	1,292,751
American Tower Corp.
3.30%, 02/15/2021	643,000	670,779
3.38%, 10/15/2026	959,000	963,989
3.45%, 09/15/2021	62,000	64,533
3.50%, 01/31/2023	109,000	112,788
4.40%, 02/15/2026	349,000	378,909
Crown Castle International Corp.
4.88%, 04/15/2022	857,000	941,157
5.25%, 01/15/2023	477,000	535,223
Senior Housing Properties Trust
6.75%, 04/15/2020 - 12/15/2021	229,000	254,587
SL Green Realty Corp.
5.00%, 08/15/2018	281,000	294,706
7.75%, 03/15/2020	1,330,000	1,554,831

		8,111,702

Real Estate Management & Development - 0.2%
Jones Lang LaSalle, Inc.
4.40%, 11/15/2022	650,000	678,646
Kennedy-Wilson, Inc. 5.88%, 04/01/2024	935,000	911,625

		1,590,271

Semiconductors & Semiconductor Equipment - 0.3%
National Semiconductor Corp.
6.60%, 06/15/2017	724,000	762,280
TSMC Global, Ltd.
1.63%, 04/03/2018 (E)	1,264,000	1,267,431

		2,029,711

Software - 0.2%
Cadence Design Systems, Inc.
4.38%, 10/15/2024	1,027,000	1,061,160

Technology Hardware, Storage & Peripherals - 0.2%
Seagate HDD Cayman
4.75%, 01/01/2025	1,294,000	1,023,877
4.88%, 06/01/2027	413,000	299,124
5.75%, 12/01/2034	251,000	176,328

		1,499,329

Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.
4.63%, 05/15/2024 (E)	847,000	849,118

Trading Companies & Distributors - 0.1%
International Lease Finance Corp.
6.75%, 09/01/2016 (E)	526,000	528,630
8.75%, 03/15/2017	304,000	317,376

		846,006

Transportation Infrastructure - 0.2%
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.50%, 06/15/2019 (E)	382,000	386,162
3.38%, 03/15/2018 (E)	1,000,000	1,024,458
4.25%, 01/17/2023 (E)	179,000	187,431
4.88%, 07/11/2022 (E)	61,000	66,523

		1,664,574

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.0% (D)
SBA Tower Trust
2.93%, 12/15/2042 (E)	$ 55,000	$ 55,096

Total Corporate Debt Securities (Cost $111,456,761)		113,625,970

MORTGAGE-BACKED SECURITIES - 1.2%
Banc of America Commercial Mortgage Trust
Series 2006-6, Class AJ,
5.42%, 10/10/2045	1,700,000	1,694,703
Series 2007-3, Class AJ,
5.72% (C), 06/10/2049	218,784	219,889
COBALT CMBS Commercial Mortgage Trust Series 2007-C2, Class AJFX,
5.57% (C), 04/15/2047	116,510	115,633
COMM Mortgage Trust Series 2007-C9, Class AJ,
5.65% (C), 12/10/2049	835,061	846,518
Commercial Mortgage Trust Series 2007-GG11, Class AM,
5.87% (C), 12/10/2049	300,525	310,879
Core Industrial Trust Series 2015-TEXW, Class E,
3.98% (C), 02/10/2034 (E)	470,000	447,107
GAHR Commericial Mortgage Trust Series 2015-NRF, Class DFX,
3.49% (C), 12/15/2034 (E)	132,000	131,392
GS Mortgage Securities Corp. II Series 2013-KING, Class E,
3.55% (C), 12/10/2027 (E)	200,000	191,421
Hilton USA Trust
Series 2013-HLT, Class DFX,
4.41%, 11/05/2030 (E)	288,000	289,709
Series 2013-HLT, Class EFX,
4.60% (C), 11/05/2030 (E)	102,000	102,641
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-CSMO, Class B,
2.24% (C), 01/15/2032 (E)	189,000	187,696
Series 2015-CSMO, Class E,
4.39% (C), 01/15/2032 (E)	164,000	161,634
Series 2015-SGP, Class B,
3.19% (C), 07/15/2036 (E)	100,000	99,937
Series 2015-SGP, Class D,
4.94% (C), 07/15/2036 (E)	300,000	297,372
Series 2015-UES, Class E,
3.74% (C), 09/05/2032 (E)	236,000	227,203
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class AJ,
5.28% (C), 02/15/2041	700,876	693,887
Series 2007-C1, Class AJ,
5.48%, 02/15/2040	251,109	252,487
Series 2007-C2, Class AM,
5.49% (C), 02/15/2040	82,521	83,703
Series 2007-C7, Class AJ,
6.45% (C), 09/15/2045	219,940	220,011

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Starwood Retail Property Trust
Series 2014-STAR, Class D,
3.69% (C), 11/15/2027 (E)	$ 311,000	$ 293,985
Series 2014-STAR, Class E,
4.59% (C), 11/15/2027 (E)	185,000	172,361
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class AM,
5.38%, 12/15/2043	216,321	220,060
Series 2007-C31, Class AJ,
5.66% (C), 04/15/2047	621,224	622,605
Series 2007-C33, Class AJ,
6.15% (C), 02/15/2051	451,927	448,191
Series 2007-C34, Class AJ,
6.14% (C), 05/15/2046	170,309	168,607
Wells Fargo Commercial Mortgage Trust
Series 2014-TISH, Class SCH1,
3.19% (C), 01/15/2027 (E)	73,000	69,396
Series 2014-TISH, Class WTS1,
2.69% (C), 02/15/2027 (E)	135,000	128,194
Series 2014-TISH, Class WTS2,
3.69% (C), 02/15/2027 (E)	35,000	33,549

Total Mortgage-Backed Securities (Cost $8,944,816)		8,730,770

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.7%
Federal Home Loan Mortgage Corp.
3.50%, 07/01/2029 - 02/01/2044	1,358,337	1,441,725
4.00%, 08/01/2044	815,913	893,791
4.50%, 09/01/2044 - 02/01/2046	4,592,244	5,161,778
5.00%, 06/01/2020 - 07/01/2044	2,117,933	2,379,781
5.50%, 12/01/2028 - 09/01/2041	2,186,879	2,454,554
6.00%, 04/01/2040	159,268	187,128
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
2.65% (C), 03/25/2025	349,000	350,434
Federal National Mortgage Association
3.50%, 10/01/2029 - 12/01/2045	9,056,814	9,682,929
4.00%, 03/01/2029 - 05/01/2046	11,978,064	13,056,668
4.50%, 08/01/2041 - 04/01/2046	10,562,953	11,837,142
5.00%, 09/01/2029 - 07/01/2044	1,551,313	1,757,985
5.50%, 03/01/2040 - 05/01/2044	5,066,707	5,732,658
6.00%, 08/01/2022 - 10/01/2038	271,979	301,140
7.00%, 02/01/2039	18,292	22,490
FREMF Mortgage Trust Series 2010-KSCT, Class B,
2.00%, 01/25/2020 (E) (I)	140,158	129,969
Government National Mortgage Association
3.50%, 05/20/2042	22,680	24,298
4.00%, 01/15/2045 - 04/15/2045	3,235,359	3,521,509
4.50%, 05/15/2041 - 05/15/2044	799,798	903,875
4.90%, 10/15/2034	93,581	108,566
5.00%, 10/15/2039 - 09/20/2045	6,030,540	6,828,722
5.10%, 01/15/2032	79,718	92,428
5.50%, 09/15/2035 - 07/20/2042	625,530	714,902
6.00%, 11/20/2034 - 02/20/2043	631,321	728,814
7.50%, 08/15/2033	255,641	307,395

Total U.S. Government Agency Obligations (Cost $67,872,897)		68,620,681

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 11.7%
U.S. Treasury Bond
2.50%, 02/15/2045 - 05/15/2046	$ 1,794,000	$ 1,869,101
2.50%, 02/15/2046 (B)	806,000	839,279
2.88%, 08/15/2045	1,034,000	1,161,069
3.00%, 05/15/2045 - 11/15/2045	3,727,000	4,285,210
3.38%, 05/15/2044	520,000	640,880
3.63%, 02/15/2044	580,000	747,837
3.75%, 11/15/2043	2,088,000	2,754,855
U.S. Treasury Note
0.75%, 02/15/2019 (B)	1,791,000	1,794,498
0.88%, 04/15/2019	4,246,000	4,266,236
1.00%, 06/30/2021	2,243,000	2,254,128
1.13%, 01/15/2019 (B)	313,000	316,509
1.13%, 02/28/2021	8,247,000	8,304,985
1.25%, 10/31/2018 - 03/31/2021 (B)	12,102,000	12,249,281
1.25%, 06/30/2023	444,000	446,289
1.38%, 09/30/2018 - 01/31/2021	5,992,000	6,094,412
1.63%, 02/15/2026	639,000	646,189
1.63%, 05/15/2026 (B)	6,364,000	6,441,813
1.75%, 12/31/2020 (B)	2,322,000	2,401,909
1.75%, 05/15/2023	765,000	789,176
2.00%, 02/15/2025 - 08/15/2025	3,428,000	3,584,052
2.13%, 09/30/2021 - 12/31/2021	4,406,000	4,644,271
2.25%, 11/15/2025	6,428,000	6,857,872
2.50%, 08/15/2023 - 05/15/2024	4,873,000	5,284,819
2.75%, 11/15/2023 (B)	3,585,000	3,951,903

Total U.S. Government Obligations (Cost $80,201,467)		82,626,573

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (J)	32,764,338	$ 32,764,338

Total Securities Lending Collateral (Cost $32,764,338)		32,764,338

	Principal	Value
REPURCHASE AGREEMENT - 0.1%
State Street Bank & Trust Co. 0.03% (J), dated 06/30/2016, to be repurchased at $853,754 on 07/01/2016. Collateralized by a U.S. Government Obligation, 3.38%, due 11/15/2019, and with a value of $872,250.	$ 853,753	853,753

Total Repurchase Agreement (Cost $853,753)		853,753

Total Investments (Cost $724,033,934) (K)		736,301,086
Net Other Assets (Liabilities) - (4.2)%		(29,951,694)

Net Assets - 100.0%		$ 706,349,392

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$410,508,058	$—	$—	$410,508,058
Preferred Stocks	2,905,007	—	—	2,905,007
Master Limited Partnership	8,213,121	—	—	8,213,121
Asset-Backed Securities	—	7,452,815	—	7,452,815
Corporate Debt Securities	—	113,625,970	—	113,625,970
Mortgage-Backed Securities	—	8,730,770	—	8,730,770
U.S. Government Agency Obligations	—	68,620,681	—	68,620,681
U.S. Government Obligations	—	82,626,573	—	82,626,573
Securities Lending Collateral	32,764,338	—	—	32,764,338
Repurchase Agreement	—	853,753	—	853,753

Total Investments	$454,390,524	$281,910,562	$—	$736,301,086

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $32,040,296. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Floating or variable rate securities. The rates disclosed are as of June 30, 2016.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the total value of 144A securities is $31,230,771, representing 4.4% of the Portfolio’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after June 30, 2016.
(H)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of June 30, 2016; the maturity date disclosed is the ultimate maturity date.
(I)	Illiquid securities. At June 30, 2016, total value of illiquid securities is $335,470, representing less than 0.1% of the Portfolio’s net assets.
(J)	Rates disclosed reflect the yields at June 30, 2016.
(K)	Aggregate cost for federal income tax purposes is $724,033,934. Aggregate gross unrealized appreciation and depreciation for all securities is $32,088,240 and $19,821,088, respectively. Net unrealized appreciation for tax purposes is $12,267,152.
(L)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Investments, at value (cost $723,180,181) (including securities loaned of $32,040,296)	$735,447,333
Repurchase agreement, at value (cost $853,753)	853,753
Cash	3,080
Receivables:
Shares sold	247,622
Investments sold	17,221,871
Interest	1,768,632
Dividends	586,580
Tax reclaims	2,808
Net income from securities lending	6,438
Prepaid expenses	3,244

Total assets	756,141,361

Liabilities:
Payables and other liabilities:
Shares redeemed	15,593
Investments purchased	14,773,773
When-issued, delayed-delivery, and forward commitment securities purchased	1,601,025
Investment management fees	421,648
Distribution and service fees	141,696
Transfer agent fees	1,135
Trustees, CCO and deferred compensation fees	1,973
Audit and tax fees	5,225
Custody fees	18,619
Legal fees	9,621
Printing and shareholder reports fees	32,017
Other	5,306
Collateral for securities on loan	32,764,338

Total liabilities	49,791,969

Net assets	$706,349,392

Net assets consist of:
Capital stock ($0.01 par value)	$544,528
Additional paid-in capital	676,093,745
Undistributed (distributions in excess of) net investment income (loss)	13,584,536
Accumulated net realized gain (loss)	3,859,431
Net unrealized appreciation (depreciation) on:
Investments	12,267,152

Net assets	$706,349,392

Net assets by class:
Initial Class	$9,762,139
Service Class	696,587,253

Shares outstanding:
Initial Class	742,738
Service Class	53,710,059

Net asset value and offering price per share:
Initial Class	$13.14
Service Class	12.97

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Dividend income	$4,239,559
Interest income	3,934,011
Net income (loss) from securities lending	38,300

Total investment income	8,211,870

Expenses:
Investment advisory fees	707,354
Investment management fees	1,663,741
Distribution and service fees:
Service Class	804,023
Administration fees	29,981
Transfer agent fees	4,474
Trustees, CCO and deferred compensation fees	8,229
Audit and tax fees	11,595
Custody fees	59,904
Legal fees	14,043
Printing and shareholder reports fees	22,274
Other	6,657

Total expenses	3,332,275

Net investment income (loss)	4,879,595

Net realized gain (loss) on:
Investments	(1,773,681)
Foreign currency transactions	149,497

Net realized gain (loss)	(1,624,184)

Net change in unrealized appreciation (depreciation) on:
Investments	(4,390,362)
Translation of assets and liabilities denominated in foreign currencies	(94,063)

Net change in unrealized appreciation (depreciation)	(4,484,425)

Net realized and change in unrealized gain (loss)	(6,108,609)

Net increase (decrease) in net assets resulting from operations	$(1,229,014)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$4,879,595	$7,920,305
Net realized gain (loss)	(1,624,184)	6,217,885
Net change in unrealized appreciation (depreciation)	(4,484,425)	(14,978,215)

Net increase (decrease) in net assets resulting from operations	(1,229,014)	(840,025)

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(95,879)
Service Class	—	(4,305,490)

Total dividends and/or distributions from net investment income	—	(4,401,369)

Net realized gains:
Initial Class	—	(249,683)
Service Class	—	(13,157,447)

Total dividends and/or distributions from net realized gains	—	(13,407,130)

Total dividends and/or distributions to shareholders	—	(17,808,499)

Capital share transactions:
Proceeds from shares sold:
Initial Class	268,076	698,299
Service Class	85,425,223	230,672,785

	85,693,299	231,371,084

Dividends and/or distributions reinvested:
Initial Class	—	345,562
Service Class	—	17,462,937

	—	17,808,499

Cost of shares redeemed:
Initial Class	(619,658)	(1,084,620)
Service Class	(5,082,512)	(3,416,090)

	(5,702,170)	(4,500,710)

Net increase (decrease) in net assets resulting from capital share transactions	79,991,129	244,678,873

Net increase (decrease) in net assets	78,762,115	226,030,349

Net assets:
Beginning of period/year	627,587,277	401,556,928

End of period/year	$706,349,392	$627,587,277

Undistributed (distributions in excess of) net investment income (loss)	$13,584,536	$8,704,941

Capital share transactions - shares:
Shares issued:
Initial Class	20,777	51,655
Service Class	6,700,586	17,221,861

	6,721,363	17,273,516

Shares reinvested:
Initial Class	—	26,955
Service Class	—	1,377,203

	—	1,404,158

Shares redeemed:
Initial Class	(47,974)	(80,593)
Service Class	(404,213)	(257,270)

	(452,187)	(337,863)

Net increase (decrease) in shares outstanding:
Initial Class	(27,197)	(1,983)
Service Class	6,296,373	18,341,794

	6,269,176	18,339,811

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$13.18		$13.60	$12.66	$10.70	$9.49	$10.64

Investment operations:
Net investment income (loss) (A)	0.11		0.24	0.21	0.17	0.18	(0.11	)(B)
Net realized and unrealized gain (loss)	(0.15)		(0.21)	0.83	1.88	1.03	(1.02)

Total investment operations	(0.04)		0.03	1.04	2.05	1.21	(1.13)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.12)	(0.10)	(0.09)	—	(0.02)
Net realized gains	—		(0.33)	—	—	—	—

Total dividends and/or distributions to shareholders	—		(0.45)	(0.10)	(0.09)	—	(0.02)

Net asset value, end of period/year	$13.14		$13.18	$13.60	$12.66	$10.70	$9.49

Total return (C)	(0.30	)%(D)	0.34%	8.19%	19.27%	12.75%	(10.60)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$9,762		$10,148	$10,495	$9,777	$9,212	$8,886
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.77	%(E)	0.79%	0.81%	0.84%	0.86%	1.33	%(F)(G)
Including waiver and/or reimbursement and recapture	0.77	%(E)	0.79%	0.81%	0.84%	0.88%	1.37	%(F)(G)
Net investment income (loss) to average net assets	1.74	%(E)	1.76%	1.63%	1.43%	1.72%	(1.04	)%(B)
Portfolio turnover rate	44	%(D)	75%	84%	69%	71%	249	%(H)

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Inclusive of extraordinary expenses; including printing and shareholder report fees of $213,962 in other fees. The impact of this extraordinary expense is 0.37%.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$13.02		$13.45		$12.55	$10.62	$9.44	$10.60

Investment operations:
Net investment income (loss) (A)	0.09		0.20		0.18	0.14	0.15	(0.14	)(B)
Net realized and unrealized gain (loss)	(0.14)		(0.20)		0.80	1.87	1.03	(1.01)

Total investment operations	(0.05)		(0.00	)(C)	0.98	2.01	1.18	(1.15)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.10)		(0.08)	(0.08)	—	(0.01)
Net realized gains	—		(0.33)		—	—	—	—

Total dividends and/or distributions to shareholders	—		(0.43)		(0.08)	(0.08)	—	(0.01)

Net asset value, end of period/year	$12.97		$13.02		$13.45	$12.55	$10.62	$9.44

Total return (D)	(0.38	)%(E)	0.12%		7.83%	19.02%	12.50%	(10.81)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$696,587		$617,439		$391,062	$221,099	$82,817	$46,138
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.02	%(F)	1.04%		1.06%	1.09%	1.11%	1.58	%(G)(H)
Including waiver and/or reimbursement and recapture	1.02	%(F)	1.04%		1.06%	1.09%	1.13%	1.62	%(G)(H)
Net investment income (loss) to average net assets	1.49	%(F)	1.51%		1.39%	1.20%	1.50%	(1.28	)%(B)
Portfolio turnover rate	44	%(E)	75%		84%	69%	71%	249	%(I)

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(H)	Inclusive of extraordinary expenses; including printing and shareholder report fees of $213,962 in other fees. The impact of this extraordinary expense is 0.37%.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Janus Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included in Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2016, commissions recaptured are $5,405.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

4. SECURITIES AND OTHER INVESTMENTS

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

PIKs held at June 30, 2016, if any, are identified in the Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

REITs held at June 30, 2016, if any, are identified in the Schedule of Investments.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2016, if any, are identified in the Schedule of Investments.

When-issued, delayed-delivery, and forward commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, and forward commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

When-issued, delayed-delivery, and forward commitment transactions held at June 30, 2016, if any, are identified in the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, and forward commitment securities purchased or sold in the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Net income from securities lending in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The value of loaned securities and related collateral outstanding at June 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$13,006,494	$—	$—	$—	$13,006,494
Corporate Debt Securities	3,876,349	—	—	—	3,876,349
U.S. Government Obligations	15,881,495	—	—	—	15,881,495
Total Securities Lending Transactions	$32,764,338	$—	$—	$—	$32,764,338
Total Borrowings	$32,764,338	$—	$—	$—	$32,764,338
Gross amount of recognized liabilities for securities lending transactions					$32,764,338

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2016, if any, are listed in the Schedule of Investments.

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary market risk exposure as of June 30, 2016.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts (A)	$—	$148,560	$—	$—	$—	$148,560
Total	$—	$148,560	$—	$—	$—	$148,560

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts (B)	$—	$(94,063)	$—	$—	$—	$ (94,063)
Total	$—	$(94,063)	$—	$—	$—	$ (94,063)

(A)	Included within Net realized gain (loss) on transactions from Foreign currency transactions on the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies on Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2016.

Forward Foreign Currency Contracts at Contract Amount
Purchased	Sold
$ 1,063,617	$ 3,472,042

7. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $250 million	0.760%	0.730%
Over $250 million up to $500 million	0.730%	0.700%
Over $500 million up to $1 billion	0.705%	0.675%
Over $1 billion	0.680%	0.650%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.90%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 237,397,401	$ 138,766,966	$ 165,864,809	$ 123,597,452

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Janus Balanced VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Janus Capital Management LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1- and 3-year periods and below the median for the past 5-year period. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its composite benchmark for the past 3-year period and below its composite benchmark for the past 1- and

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

5-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on December 9, 2011 pursuant to its current investment objective and investment strategies. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Mid-Cap Growth VP

(formerly, Transamerica Morgan Stanley Mid-Cap Growth VP)

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio
Initial Class	$1,000.00	$920.60	$4.20	$1,020.50	$4.42	0.88%
Service Class	1,000.00	919.50	5.39	1,019.20	5.67	1.13

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	98.9%
Securities Lending Collateral	11.0
Repurchase Agreement	1.0
Convertible Preferred Stock	0.0 *
Preferred Stock	0.0 *
Net Other Assets (Liabilities)	(10.9)
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Mid-Cap Growth VP

(formerly, Transamerica Morgan Stanley Mid-Cap Growth VP)

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense - 1.8%
Teledyne Technologies, Inc. (A)	68,000	$ 6,735,400
TransDigm Group, Inc. (A) (B)	11,718	3,089,919

		9,825,319

Air Freight & Logistics - 1.5%
Expeditors International of Washington, Inc.	170,343	8,353,621

Airlines - 0.7%
Ryanair Holdings PLC, ADR	59,171	4,114,751

Biotechnology - 3.6%
AbbVie, Inc., Class G	68,300	4,228,453
Celgene Corp. (A)	72,100	7,111,223
DBV Technologies SA, ADR (A)	48,200	1,572,284
Medivation, Inc. (A)	112,800	6,801,840

		19,713,800

Building Products - 1.6%
A.O. Smith Corp.	63,700	5,612,607
Allegion PLC	49,472	3,434,841

		9,047,448

Capital Markets - 2.2%
LPL Financial Holdings, Inc. (B)	226,400	5,100,792
TD Ameritrade Holding Corp.	248,506	7,076,208

		12,177,000

Chemicals - 0.4%
Potash Corp. of Saskatchewan, Inc.	134,100	2,177,784

Commercial Services & Supplies - 2.3%
Edenred	191,381	3,918,736
Ritchie Bros Auctioneers, Inc. (B)	252,100	8,515,938

		12,434,674

Containers & Packaging - 1.0%
Sealed Air Corp., Class A	116,383	5,350,127

Diversified Consumer Services - 1.1%
ServiceMaster Global Holdings, Inc. (A)	153,000	6,089,400

Diversified Financial Services - 3.6%
FactSet Research Systems, Inc.	22,200	3,583,524
Markit, Ltd. (A)	200,900	6,549,340
MSCI, Inc., Class A	125,900	9,709,408

		19,842,272

Electrical Equipment - 3.1%
AMETEK, Inc., Class A	82,500	3,813,975
Sensata Technologies Holding NV (A)	385,191	13,439,314

		17,253,289

Electronic Equipment, Instruments & Components - 5.5%
Amphenol Corp., Class A	96,400	5,526,612
Belden, Inc.	82,200	4,962,414
Flextronics International, Ltd. (A)	452,014	5,333,765
National Instruments Corp.	226,591	6,208,594
TE Connectivity, Ltd.	145,000	8,280,950

		30,312,335

Food Products - 1.1%
Mead Johnson Nutrition Co., Class A	69,337	6,292,333

Health Care Equipment & Supplies - 8.3%
Boston Scientific Corp. (A)	584,100	13,650,417
DexCom, Inc. (A) (B)	34,222	2,714,831

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Masimo Corp. (A)	38,820	$ 2,038,632
STERIS PLC (B)	69,969	4,810,369
Teleflex, Inc.	55,968	9,923,686
Varian Medical Systems, Inc. (A) (B)	149,800	12,318,054

		45,455,989

Health Care Providers & Services - 1.8%
Henry Schein, Inc. (A)	56,700	10,024,560

Health Care Technology - 2.5%
athenahealth, Inc. (A) (B)	73,902	10,199,215
IMS Health Holdings, Inc. (A)	140,846	3,571,855

		13,771,070

Hotels, Restaurants & Leisure - 2.1%
Aramark	97,400	3,255,108
Dunkin’ Brands Group, Inc. (B)	185,400	8,087,148

		11,342,256

Industrial Conglomerates - 0.9%
Roper Technologies, Inc.	29,100	4,963,296

Insurance - 2.0%
Aon PLC	98,600	10,770,078

Internet Software & Services - 3.0%
Cimpress NV (A)	77,700	7,185,696
CoStar Group, Inc. (A)	35,800	7,828,028
Dropbox, Inc. (A) (C) (D) (E) (F)	423,376	1,627,881

		16,641,605

IT Services - 9.8%
Amdocs, Ltd.	207,100	11,953,812
Broadridge Financial Solutions, Inc.	136,579	8,904,951
Fidelity National Information Services, Inc.	81,171	5,980,679
Gartner, Inc. (A)	46,400	4,519,824
Global Payments, Inc.	75,969	5,422,667
Jack Henry & Associates, Inc.	101,583	8,865,149
WEX, Inc. (A)	92,500	8,201,975

		53,849,057

Leisure Products - 0.6%
Polaris Industries, Inc. (B)	40,545	3,314,959

Life Sciences Tools & Services - 3.7%
Mettler-Toledo International, Inc. (A)	6,100	2,226,012
PerkinElmer, Inc.	168,900	8,853,738
Quintiles Transnational Holdings, Inc. (A)	37,300	2,436,436
Waters Corp. (A)	47,600	6,694,940

		20,211,126

Machinery - 1.2%
Middleby Corp. (A)	33,200	3,826,300
Wabtec Corp. (B)	38,000	2,668,740

		6,495,040

Media - 1.4%
Omnicom Group, Inc. (B)	93,200	7,594,868

Multiline Retail - 1.3%
Dollar General Corp.	36,900	3,468,600
Dollar Tree, Inc. (A)	38,800	3,656,512

		7,125,112

Oil, Gas & Consumable Fuels - 1.0%
World Fuel Services Corp.	112,400	5,337,876

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Mid-Cap Growth VP

(formerly, Transamerica Morgan Stanley Mid-Cap Growth VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Professional Services - 2.8%
Verisk Analytics, Inc., Class A (A)	186,200	$ 15,097,096

Real Estate Investment Trusts - 5.9%
Crown Castle International Corp.	179,856	18,242,794
Lamar Advertising Co., Class A	211,900	14,048,970

		32,291,764

Road & Rail - 0.9%
Canadian Pacific Railway, Ltd.	37,200	4,790,988

Semiconductors & Semiconductor Equipment - 6.5%
KLA-Tencor Corp.	113,600	8,321,200
Lam Research Corp.	67,587	5,681,363
Microchip Technology, Inc. (B)	113,500	5,761,260
ON Semiconductor Corp. (A)	636,800	5,616,576
Xilinx, Inc.	220,600	10,176,278

		35,556,677

Software - 8.7%
Atlassian Corp. PLC, Class A (A)	117,741	3,049,492
Cadence Design Systems, Inc. (A)	469,600	11,411,280
Constellation Software, Inc.	21,481	8,313,568
Intuit, Inc.	74,000	8,259,140
Nice, Ltd., ADR	149,100	9,520,035
SS&C Technologies Holdings, Inc. (B)	265,000	7,441,200

		47,994,715

Specialty Retail - 0.9%
Monro Muffler Brake, Inc. (B)	24,800	1,576,288
Williams-Sonoma, Inc., Class A (B)	68,272	3,559,019

		5,135,307

Textiles, Apparel & Luxury Goods - 3.5%
Carter’s, Inc.	41,300	4,397,211
Gildan Activewear, Inc., Class A	335,000	9,825,550
Wolverine World Wide, Inc.	236,400	4,803,648

		19,026,409

Trading Companies & Distributors - 0.6%
Fastenal Co.	68,300	3,031,837

Total Common Stocks (Cost $521,215,628)		542,805,838

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.0% (G)
Internet Software & Services - 0.0% (G)
Dropbox, Inc. 0.00% (A) (C) (D) (E) (F)	41,951	$ 161,301

Total Convertible Preferred Stock (Cost $379,619)		161,301

PREFERRED STOCK - 0.0% (G)
Internet Software & Services - 0.0% (G)
Peixe Urbano, Inc. 0.00% (A) (C) (D) (E) (F)	65,743	28,269

Total Preferred Stock (Cost $2,164,318)		28,269

SECURITIES LENDING COLLATERAL - 11.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (H)	60,168,288	60,168,288

Total Securities Lending Collateral (Cost $60,168,288)		60,168,288

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.03% (H), dated 06/30/2016, to be repurchased at $5,427,600 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $5,536,838.	$ 5,427,596	5,427,596

Total Repurchase Agreement (Cost $5,427,596)		5,427,596

Total Investments (Cost $589,355,449) (I)		608,591,292
Net Other Assets (Liabilities) - (10.9)%		(59,983,390)

Net Assets - 100.0%		$ 548,607,902

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (L)	Value
ASSETS
Investments
Common Stocks	$537,259,221	$3,918,736	$1,627,881	$542,805,838
Convertible Preferred Stock	—	—	161,301	161,301
Preferred Stock	—	—	28,269	28,269
Securities Lending Collateral	60,168,288	—	—	60,168,288
Repurchase Agreement	—	5,427,596	—	5,427,596

Total Investments	$597,427,509	$9,346,332	$1,817,451	$608,591,292

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Mid-Cap Growth VP

(formerly, Transamerica Morgan Stanley Mid-Cap Growth VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $58,892,884. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2016, total value of securities is $1,817,451, representing 0.3% of the Portfolio’s net assets.
(D)	Securities are Level 3 of the fair value hierarchy.
(E)	Illiquid securities. At June 30, 2016, total value of illiquid securities is $1,817,451, representing 0.3% of the Portfolio’s net assets.
(F)	Restricted securities. At June 30, 2016, the resticted securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Dropbox, Inc.	05/01/2012	$3,831,172	$1,627,881	0.3%
Convertible Preferred Stock	Dropbox, Inc., 0.00%	05/25/2012	379,619	161,301	0.0	(G)
Preferred Stock	Peixe Urbano, Inc., 0.00%	12/02/2011	2,164,319	28,269	0.0	(G)

Total			$6,375,110	$1,817,451	0.3%

(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Rates disclosed reflect the yields at June 30, 2016.
(I)	Aggregate cost for federal income tax purposes is $589,355,449. Aggregate gross unrealized appreciation and depreciation for all securities is $33,181,070 and $13,945,227, respectively. Net unrealized appreciation for tax purposes is $19,235,843.
(J)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(K)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.
(L)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Mid-Cap Growth VP

(formerly, Transamerica Morgan Stanley Mid-Cap Growth VP)

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Investments, at value (cost $583,927,853) (including securities loaned of $58,892,884)	$603,163,696
Repurchase agreement, at value (cost $5,427,596)	5,427,596
Cash	4,966
Foreign currency, at value (cost $47)	46
Receivables:
Shares sold	437,651
Investments sold	795,439
Interest	5
Dividends	234,783
Tax reclaims	23,903
Net income from securities lending	17,931
Prepaid expenses	1,602

Total assets	610,107,618

Liabilities:
Payables and other liabilities:
Shares redeemed	403,333
Investments purchased	325,971
Investment management fees	362,005
Distribution and service fees	19,656
Transfer agent fees	2,069
Trustees, CCO and deferred compensation fees	1,715
Audit and tax fees	11,562
Custody fees	23,592
Legal fees	21,289
Printing and shareholder reports fees	152,181
Other	8,055
Collateral for securities on loan	60,168,288

Total liabilities	61,499,716

Net assets	$548,607,902

Net assets consist of:
Capital stock ($0.01 par value)	$211,444
Additional paid-in capital	494,450,458
Undistributed (distributions in excess of) net investment income (loss)	365,565
Accumulated net realized gain (loss)	34,345,350
Net unrealized appreciation (depreciation) on:
Investments	19,235,843
Translation of assets and liabilities denominated in foreign currencies	(758)

Net assets	$548,607,902

Net assets by class:
Initial Class	$453,533,459
Service Class	95,074,443

Shares outstanding:
Initial Class	17,376,652
Service Class	3,767,725

Net asset value and offering price per share:
Initial Class	$26.10
Service Class	25.23

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Dividend income	$2,099,054
Interest income	2,770
Net income (loss) from securities lending	826,615
Withholding taxes on foreign income	(32,276)

Total investment income	2,896,163

Expenses:
Investment advisory fees	713,160
Investment management fees	1,504,413
Distribution and service fees:
Service Class	117,780
Administration fees	26,743
Transfer agent fees	4,756
Trustees, CCO and deferred compensation fees	8,041
Audit and tax fees	11,413
Custody fees	43,397
Legal fees	19,331
Printing and shareholder reports fees	71,867
Other	9,697

Total expenses	2,530,598

Net investment income (loss)	365,565

Net realized gain (loss) on:
Investments	(17,708,980)
Foreign currency transactions	64,700

Net realized gain (loss)	(17,644,280)

Net change in unrealized appreciation (depreciation) on:
Investments	(33,584,232)
Translation of assets and liabilities denominated in foreign currencies	(758)

Net change in unrealized appreciation (depreciation)	(33,584,990)

Net realized and change in unrealized gain (loss)	(51,229,270)

Net increase (decrease) in net assets resulting from operations	$(50,863,705)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Mid-Cap Growth VP

(formerly, Transamerica Morgan Stanley Mid-Cap Growth VP)

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$365,565	$(6,065,466)
Net realized gain (loss)	(17,644,280)	50,269,392
Net change in unrealized appreciation (depreciation)	(33,584,990)	(74,140,873)

Net increase (decrease) in net assets resulting from operations	(50,863,705)	(29,936,947)

Dividends and/or distributions to shareholders:
Net realized gains:
Initial Class	—	(89,617,316)
Service Class	—	(17,846,105)

Total dividends and/or distributions from net realized gains	—	(107,463,421)

Capital share transactions:
Proceeds from shares sold:
Initial Class	6,217,672	15,189,671
Service Class	7,318,159	15,154,638

	13,535,831	30,344,309

Dividends and/or distributions reinvested:
Initial Class	—	89,617,316
Service Class	—	17,846,105

	—	107,463,421

Cost of shares redeemed:
Initial Class	(32,076,803)	(238,529,588)
Service Class	(10,807,623)	(17,442,551)

	(42,884,426)	(255,972,139)

Net increase (decrease) in net assets resulting from capital share transactions	(29,348,595)	(118,164,409)

Net increase (decrease) in net assets	(80,212,300)	(255,564,777)

Net assets:
Beginning of period/year	628,820,202	884,384,979

End of period/year	$548,607,902	$628,820,202

Undistributed (distributions in excess of) net investment income (loss)	$365,565	$—

Capital share transactions - shares:
Shares issued:
Initial Class	242,460	451,512
Service Class	299,264	464,089

	541,724	915,601

Shares reinvested:
Initial Class	—	3,202,906
Service Class	—	658,285

	—	3,861,191

Shares redeemed:
Initial Class	(1,259,760)	(6,916,220)
Service Class	(442,112)	(557,730)

	(1,701,872)	(7,473,950)

Net increase (decrease) in shares outstanding:
Initial Class	(1,017,300)	(3,261,802)
Service Class	(142,848)	564,644

	(1,160,148)	(2,697,158)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Mid-Cap Growth VP

(formerly, Transamerica Morgan Stanley Mid-Cap Growth VP)

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014		December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$28.35		$35.49	$37.94		$28.05	$27.13	$29.20

Investment operations:
Net investment income (loss) (A)	0.02		(0.25)	0.02		(0.02)	0.26	0.01
Net realized and unrealized gain (loss)	(2.27)		(1.61)	(0.00	)(B)	10.87	2.14	(1.98)

Total investment operations	(2.25)		(1.86)	0.02		10.85	2.40	(1.97)

Dividends and/or distributions to shareholders:
Net investment income	—		—	—		(0.27)	—	(0.10)
Net realized gains	—		(5.28)	(2.47)		(0.69)	(1.48)	—

Total dividends and/or distributions to shareholders	—		(5.28)	(2.47)		(0.96)	(1.48)	(0.10)

Net asset value, end of period/year	$26.10		$28.35	$35.49		$37.94	$28.05	$27.13

Total return (C)	(7.94	)%(D)	(5.03)%	0.02%		39.14%	9.08%	(6.77)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$453,534		$521,496	$768,562		$839,396	$643,715	$648,157
Expenses to average net assets	0.88	%(E)	0.87%	0.88%		0.88%	0.90%	0.89%
Net investment income (loss) to average net assets	0.18	%(E)	(0.76)%	0.05%		(0.05)%	0.92%	0.04%
Portfolio turnover rate	95	%(D)	21%	43%		49%	31%	41%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014		December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$27.44		$34.62	$37.16		$27.49	$26.69	$28.77

Investment operations:
Net investment income (loss) (A)	(0.01)		(0.33)	(0.07)		(0.10)	0.19	(0.05)
Net realized and unrealized gain (loss)	(2.20)		(1.57)	(0.00	)(B)	10.66	2.09	(1.96)

Total investment operations	(2.21)		(1.90)	(0.07)		10.56	2.28	(2.01)

Dividends and/or distributions to shareholders:
Net investment income	—		—	—		(0.20)	—	(0.07)
Net realized gains	—		(5.28)	(2.47)		(0.69)	(1.48)	—

Total dividends and/or distributions to shareholders	—		(5.28)	(2.47)		(0.89)	(1.48)	(0.07)

Net asset value, end of period/year	$25.23		$27.44	$34.62		$37.16	$27.49	$26.69

Total return (C)	(8.05	)%(D)	(5.26)%	(0.23)%		38.83%	8.78%	(7.01)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$95,074		$107,324	$115,823		$118,292	$86,353	$85,691
Expenses to average net assets	1.13	%(E)	1.12%	1.13%		1.13%	1.15%	1.14%
Net investment income (loss) to average net assets	(0.07	)%(E)	(1.02)%	(0.20)%		(0.30)%	0.66%	(0.19)%
Portfolio turnover rate	95	%(D)	21%	43%		49%	31%	41%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Mid-Cap Growth VP

(formerly, Transamerica Morgan Stanley Mid-Cap Growth VP)

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Effective May 1, 2016, Transamerica Morgan Stanley Mid-Cap Growth VP changed its name to Transamerica Janus Mid-Cap Growth VP (the “Portfolio”). The Portfolio is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Mid-Cap Growth VP

(formerly, Transamerica Morgan Stanley Mid-Cap Growth VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included in Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2016, commissions recaptured are $10,433.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Mid-Cap Growth VP

(formerly, Transamerica Morgan Stanley Mid-Cap Growth VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Mid-Cap Growth VP

(formerly, Transamerica Morgan Stanley Mid-Cap Growth VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolio’s Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2016, if any, are identified in the Schedule of Investments.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2016, if any, are identified in the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Mid-Cap Growth VP

(formerly, Transamerica Morgan Stanley Mid-Cap Growth VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Net income from securities lending in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$60,168,288	$—	$—	$—	$60,168,288
Total Borrowings	$60,168,288	$—	$—	$—	$60,168,288
Gross amount of recognized liabilities for securities lending transactions					$60,168,288

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Mid-Cap Growth VP

(formerly, Transamerica Morgan Stanley Mid-Cap Growth VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on foreign currency: The Portfolio may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Mid-Cap Growth VP

(formerly, Transamerica Morgan Stanley Mid-Cap Growth VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary market risk exposure as of June 30, 2016.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$261,087	$—	$—	$—	$261,087
Total	$—	$261,087	$—	$—	$—	$261,087

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$1,312,937	$—	$—	$—	$1,312,937
Total	$—	$1,312,937	$—	$—	$—	$1,312,937

(A)	Included within Net realized gain (loss) on transactions from Investments on the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments on the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2016.

Purchased Options and Swaptions at Value
Calls	Puts
$ 781,693	$ —

7. RISK FACTOR

Investing in the Portfolio may involve certain risks, as discussed in the Portfolio’s prospectus, including but not limited to the following:

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions than large capitalization companies. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate, and may offer greater potential for losses.

8. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Mid-Cap Growth VP

(formerly, Transamerica Morgan Stanley Mid-Cap Growth VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

8. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective May 1, 2016 Rate	Between March 1, 2016 and April 30, 2016 Rate	Prior to March 1, 2016 Rate
First $500 million	0.805%	0.830%	0.800%
Over $500 million up to $1 billion	0.770%	0.830%	0.800%
Over $1 billion	0.750%	0.805%	0.775%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
1.00%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Mid-Cap Growth VP

(formerly, Transamerica Morgan Stanley Mid-Cap Growth VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

8. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser.

For the period ended June 30, 2016, brokerage commissions are $441.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 518,672,314	$ —	$ 507,131,293	$ —

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Mid-Cap Growth VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Janus Mid-Cap Growth VP (the “Portfolio”).

Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and TAM’s management oversight process.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Initial Class Shares of the Portfolio was in line with the median for its peer universe for the past 10-year period and below the median for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on May 1, 2016 pursuant to its current investment objective and investment strategies.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Mid-Cap Growth VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Portfolio’s sub-adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and in light of any economies of scale experienced in the future.

Benefits to TAM and its Affiliates from their Relationships with the Portfolio

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-advisers. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Janus Mid-Cap Growth VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Management Agreement.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Jennison Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio
Initial Class	$1,000.00	$930.60	$3.94	$1,020.80	$4.12	0.82%
Service Class	1,000.00	929.30	5.13	1,019.50	5.37	1.07

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	98.2%
Securities Lending Collateral	9.2
Repurchase Agreement	1.0
Net Other Assets (Liabilities)	(8.4)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Aerospace & Defense - 1.6%
Boeing Co.	91,649	$ 11,902,456

Automobiles - 1.1%
Tesla Motors, Inc. (A) (B)	38,369	8,144,971

Beverages - 2.3%
Constellation Brands, Inc., Class A	34,438	5,696,045
Monster Beverage Corp. (A)	71,187	11,440,463

		17,136,508

Biotechnology - 8.1%
Alexion Pharmaceuticals, Inc. (A)	78,834	9,204,658
Biogen, Inc. (A)	20,981	5,073,625
BioMarin Pharmaceutical, Inc. (A)	52,861	4,112,586
Celgene Corp. (A)	145,687	14,369,109
Regeneron Pharmaceuticals, Inc., Class A (A)	25,307	8,837,964
Shire PLC, Class B, ADR	81,446	14,992,580
Vertex Pharmaceuticals, Inc. (A)	33,027	2,840,982

		59,431,504

Capital Markets - 0.5%
Morgan Stanley	150,166	3,901,313

Chemicals - 0.2%
Albemarle Corp.	19,877	1,576,445

Communications Equipment - 1.0%
Palo Alto Networks, Inc. (A)	57,355	7,034,017

Diversified Financial Services - 1.3%
S&P Global, Inc.	89,979	9,651,148

Energy Equipment & Services - 0.9%
Halliburton Co.	57,841	2,619,619
Schlumberger, Ltd.	50,145	3,965,466

		6,585,085

Food & Staples Retailing - 3.4%
Costco Wholesale Corp.	77,170	12,118,777
Kroger Co.	357,232	13,142,565

		25,261,342

Hotels, Restaurants & Leisure - 4.7%
Marriott International, Inc., Class A (B)	198,322	13,180,480
McDonald’s Corp.	72,700	8,748,718
Starbucks Corp.	213,968	12,221,852

		34,151,050

Industrial Conglomerates - 0.7%
General Electric Co.	149,845	4,717,121

Internet & Catalog Retail - 9.8%
Amazon.com, Inc. (A)	62,677	44,852,915
Netflix, Inc. (A)	148,628	13,596,489
Priceline Group, Inc. (A)	10,655	13,301,809

		71,751,213

Internet Software & Services - 13.7%
Alibaba Group Holding, Ltd., ADR (A)	181,688	14,449,647
Alphabet, Inc., Class A (A)	23,914	16,824,216
Alphabet, Inc., Class C (A)	24,309	16,824,259
Facebook, Inc., Class A (A)	277,058	31,662,188
Tencent Holdings, Ltd.	911,195	20,926,251

		100,686,561

IT Services - 7.4%
FleetCor Technologies, Inc. (A)	63,319	9,062,848
MasterCard, Inc., Class A	223,740	19,702,544

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Visa, Inc., Class A (B)	342,174	$ 25,379,046

		54,144,438

Life Sciences Tools & Services - 0.8%
Illumina, Inc. (A)	42,169	5,919,684

Media - 3.0%
Time Warner, Inc.	122,379	8,999,752
Walt Disney Co.	132,839	12,994,311

		21,994,063

Oil, Gas & Consumable Fuels - 1.3%
Concho Resources, Inc. (A)	82,002	9,780,379

Pharmaceuticals - 6.1%
Allergan PLC (A)	61,573	14,228,904
Bristol-Myers Squibb Co.	262,278	19,290,547
Novo Nordisk A/S, ADR	215,505	11,589,859

		45,109,310

Real Estate Investment Trusts - 1.5%
American Tower Corp., Class A	97,625	11,091,176

Semiconductors & Semiconductor Equipment - 2.7%
NVIDIA Corp. (B)	133,307	6,266,762
NXP Semiconductors NV (A)	108,686	8,514,461
QUALCOMM, Inc.	96,673	5,178,773

		19,959,996

Software - 10.8%
Adobe Systems, Inc. (A)	182,445	17,476,407
Atlassian Corp. PLC, Class A (A)	13,744	355,970
Microsoft Corp.	324,412	16,600,162
Red Hat, Inc. (A)	162,305	11,783,343
salesforce.com, Inc. (A)	221,589	17,596,382
Splunk, Inc. (A) (B)	129,247	7,002,602
Workday, Inc., Class A (A) (B)	111,939	8,358,485

		79,173,351

Specialty Retail - 7.6%
Home Depot, Inc.	92,172	11,769,443
Industria de Diseno Textil SA	523,593	17,589,556
O’Reilly Automotive, Inc. (A)	57,303	15,534,843
TJX Cos., Inc.	144,509	11,160,430

		56,054,272

Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	307,189	29,367,268

Textiles, Apparel & Luxury Goods - 3.7%
adidas AG	41,856	6,008,395
lululemon athletica, Inc. (A)	79,609	5,879,921
NIKE, Inc., Class B	278,686	15,383,467

		27,271,783

Total Common Stocks (Cost $588,304,207)		721,796,454

SECURITIES LENDING COLLATERAL - 9.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (C)	67,656,593	67,656,593

Total Securities Lending Collateral (Cost $67,656,593)		67,656,593

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 1.0%

State Street Bank & Trust Co. 0.03% (C), dated 06/30/2016, to be repurchased at $7,635,272 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $7,791,450.

	$ 7,635,266	$ 7,635,266

Total Repurchase Agreement (Cost $7,635,266)		7,635,266

Total Investments (Cost $663,596,066) (D)		797,088,313
Net Other Assets (Liabilities) - (8.4)%		(61,699,565)

Net Assets - 100.0%		$ 735,388,748

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$677,272,252	$44,524,202	$—	$721,796,454
Securities Lending Collateral	67,656,593	—	—	67,656,593
Repurchase Agreement	—	7,635,266	—	7,635,266

Total Investments	$744,928,845	$52,159,468	$—	$797,088,313

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $66,207,402. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at June 30, 2016.
(D)	Aggregate cost for federal income tax purposes is $663,596,066. Aggregate gross unrealized appreciation and depreciation for all securities is $156,133,258 and $22,641,011, respectively. Net unrealized appreciation for tax purposes is $133,492,247.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Jennison Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Investments, at value (cost $655,960,800) (including securities loaned of $66,207,402)	$789,453,047
Repurchase agreement, at value (cost $7,635,266)	7,635,266
Receivables:
Shares sold	37,802
Investments sold	11,674,402
Interest	6
Dividends	272,291
Tax reclaims	31,460
Net income from securities lending	34,930
Prepaid expenses	3,414

Total assets	809,142,618

Liabilities:
Payables and other liabilities:
Shares redeemed	152,400
Investments purchased	5,308,028
Investment management fees	479,328
Distribution and service fees	23,635
Transfer agent fees	3,929
Trustees, CCO and deferred compensation fees	3,177
Audit and tax fees	15,208
Custody fees	36,678
Legal fees	30,842
Printing and shareholder reports fees	31,272
Other	12,780
Collateral for securities on loan	67,656,593

Total liabilities	73,753,870

Net assets	$735,388,748

Net assets consist of:
Capital stock ($0.01 par value)	$735,588
Additional paid-in capital	339,047,894
Undistributed (distributions in excess of) net investment income (loss)	157,997
Accumulated net realized gain (loss)	261,952,256
Net unrealized appreciation (depreciation) on:
Investments	133,492,247
Translation of assets and liabilities denominated in foreign currencies	2,766

Net assets	$735,388,748

Net assets by class:
Initial Class	$621,778,334
Service Class	113,610,414

Shares outstanding:
Initial Class	61,877,571
Service Class	11,681,243

Net asset value and offering price per share:
Initial Class	$10.05
Service Class	9.73

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Dividend income	$3,403,183
Interest income	600
Net income (loss) from securities lending	269,397
Withholding taxes on foreign income	(54,898)

Total investment income	3,618,282

Expenses:
Investment advisory fees	1,107,065
Investment management fees	1,998,433
Distribution and service fees:
Service Class	140,649
Administration fees	44,824
Transfer agent fees	8,691
Trustees, CCO and deferred compensation fees	11,961
Audit and tax fees	15,765
Custody fees	70,289
Legal fees	30,837
Printing and shareholder reports fees	16,449
Other	15,322

Total expenses	3,460,285

Net investment income (loss)	157,997

Net realized gain (loss) on:
Investments	84,024,669
Foreign currency transactions	(209)

Net realized gain (loss)	84,024,460

Net change in unrealized appreciation (depreciation) on:
Investments	(159,451,400)
Translation of assets and liabilities denominated in foreign currencies	5,834

Net change in unrealized appreciation (depreciation)	(159,445,566)

Net realized and change in unrealized gain (loss)	(75,421,106)

Net increase (decrease) in net assets resulting from operations	$(75,263,109)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Jennison Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$157,997	$(495,293)
Net realized gain (loss)	84,024,460	179,106,022
Net change in unrealized appreciation (depreciation)	(159,445,566)	(49,323,686)

Net increase (decrease) in net assets resulting from operations	(75,263,109)	129,287,043

Dividends and/or distributions to shareholders:
Net realized gains:
Initial Class	—	(83,236,266)
Service Class	—	(8,612,055)

Total dividends and/or distributions from net realized gains	—	(91,848,321)

Capital share transactions:
Proceeds from shares sold:
Initial Class	11,060,316	135,286,396
Service Class	11,085,690	37,482,731

	22,146,006	172,769,127

Dividends and/or distributions reinvested:
Initial Class	—	83,236,266
Service Class	—	8,612,055

	—	91,848,321

Cost of shares redeemed:
Initial Class	(225,316,261)	(401,473,750)
Service Class	(13,548,950)	(12,346,866)

	(238,865,211)	(413,820,616)

Net increase (decrease) in net assets resulting from capital share transactions	(216,719,205)	(149,203,168)

Net increase (decrease) in net assets	(291,982,314)	(111,764,446)

Net assets:
Beginning of period/year	1,027,371,062	1,139,135,508

End of period/year	$735,388,748	$1,027,371,062

Undistributed (distributions in excess of) net investment income (loss)	$157,997	$—

Capital share transactions - shares:
Shares issued:
Initial Class	1,161,868	12,285,647
Service Class	1,145,596	3,492,427

	2,307,464	15,778,074

Shares reinvested:
Initial Class	—	8,282,215
Service Class	—	883,288

	—	9,165,503

Shares redeemed:
Initial Class	(22,795,741)	(36,595,311)
Service Class	(1,413,587)	(1,186,575)

	(24,209,328)	(37,781,886)

Net increase (decrease) in shares outstanding:
Initial Class	(21,633,873)	(16,027,449)
Service Class	(267,991)	3,189,140

	(21,901,864)	(12,838,309)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Jennison Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

Initial Class
June 30, 2016 (unaudited)	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$10.80	$10.54	$10.71	$8.44	$7.84	$7.90

Investment operations:
Net investment income (loss) (A)	0.00	(B)	(0.00	)(B)	(0.00	)(B)	0.00	(B)	0.02	0.00	(B)
Net realized and unrealized gain (loss)	(0.75)	1.14	1.04	3.05	1.20	(0.05)

Total investment operations	(0.75)	1.14	1.04	3.05	1.22	(0.05)

Dividends and/or distributions to shareholders:
Net investment income	—	—	—	(0.03)	(0.00	)(B)	(0.01)
Net realized gains	—	(0.88)	(1.21)	(0.75)	(0.62)	—

Total dividends and/or distributions to shareholders	—	(0.88)	(1.21)	(0.78)	(0.62)	(0.01)

Net asset value, end of period/year	$10.05	$10.80	$10.54	$10.71	$8.44	$7.84

Total return (C)	(6.94	)%(D)	11.40%	9.96%	37.70%	15.77%	(0.63)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$621,778	$902,263	$1,049,200	$980,059	$853,011	$751,136
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.82	%(E)	0.77%	0.79%	0.80%	0.80%	0.75%
Including waiver and/or reimbursement and recapture	0.82	%(E)	0.77%	0.79	%(F)	0.80	%(F)	0.80%	0.75%
Net investment income (loss) to average net assets	0.07	%(E)	(0.02)%	(0.02)%	0.02%	0.26%	0.06%
Portfolio turnover rate	14	%(D)	32%	36%	41%	59%	53%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

Service Class
June 30, 2016 (unaudited)	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$10.47	$10.27	$10.48	$8.28	$7.72	$7.78

Investment operations:
Net investment income (loss) (A)	(0.01)	(0.03)	(0.03)	(0.02)	0.00	(B)	(0.01)
Net realized and unrealized gain (loss)	(0.73)	1.11	1.03	2.98	1.18	(0.05)

Total investment operations	(0.74)	1.08	1.00	2.96	1.18	(0.06)

Dividends and/or distributions to shareholders:
Net investment income	—	—	—	(0.01)	—	—
Net realized gains	—	(0.88)	(1.21)	(0.75)	(0.62)	—

Total dividends and/or distributions to shareholders	—	(0.88)	(1.21)	(0.76)	(0.62)	—

Net asset value, end of period/year	$9.73	$10.47	$10.27	$10.48	$8.28	$7.72

Total return (C)	(7.07	)%(D)	11.11%	9.79%	37.30%	15.41%	(0.77)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$113,611	$125,108	$89,936	$73,806	$51,067	$37,568
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.07	%(E)	1.02%	1.04%	1.05%	1.05%	1.00%
Including waiver and/or reimbursement and recapture	1.07	%(E)	1.02%	1.04	%(F)	1.05	%(F)	1.05%	1.00%
Net investment income (loss) to average net assets	(0.18	)%(E)	(0.28)%	(0.27)%	(0.24)%	0.02%	(0.17)%
Portfolio turnover rate	14	%(D)	32%	36%	41%	59%	53%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Jennison Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included in Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2016, commissions recaptured are $18,785.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2016, if any, are identified in the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Net income from securities lending in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$67,656,593	$—	$—	$—	$67,656,593
Total Borrowings	$67,656,593	$—	$—	$—	$67,656,593
Gross amount of recognized liabilities for securities lending transactions					$67,656,593

6. RISK FACTOR

Investing in the Portfolio may involve certain risks, as discussed in the Portfolio’s prospectus, including but not limited to the following:

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to larger price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

7. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

As of June 30, 2016, the percentage of Portfolio net assets owned by affiliated investors are as follows:

Portfolio	Value	Percentage of Net Assets
Transamerica Asset Allocation – Conservative VP	$19,736,751	2.68%
Transamerica Asset Allocation – Growth VP	34,028,396	4.63
Transamerica Asset Allocation – Moderate Growth VP	154,455,510	21.00
Transamerica Asset Allocation – Moderate VP	128,992,692	17.54
Transamerica BlackRock Tactical Allocation VP	67,579,637	9.19
Total	$404,792,986	55.04%

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $250 million	0.83%	0.80%
Over $250 million up to $500 million	0.78%	0.75%
Over $500 million up to $1 billion	0.73%	0.70%
Over $1 billion	0.63%	0.60%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit (A)	Operating Expense Limit Effective Through
0.89%	May 1, 2017

(A)	Prior to May 1, 2016, the expense limit was 0.94%.

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 110,448,151	$ —	$ 333,774,038	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Jennison Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Jennison Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Jennison Associates LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its benchmark for the past 1-, 3- and 5-year periods and below its benchmark for the past 10-year period.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Jennison Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Jennison Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio
Initial Class	$1,000.00	$1,050.70	$2.75	$1,022.20	$2.72	0.54%
Service Class	1,000.00	1,049.00	4.02	1,020.90	3.97	0.79

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Portfolio Characteristics	Years
Average Maturity §	6.69
Duration †	5.09

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	60.0%
AAA	10.3
AA	5.0
A	8.3
BBB	12.1
BB	0.1
B	0.1
CCC and Below	0.0 *
NR (Not Rated)	8.6
Net Other Assets (Liabilities)	(4.5)
Total	100.0%

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 10.1%
Academic Loan Funding Trust Series 2012-1A, Class A1, 1.25% (A), 12/27/2022 (B)	$ 120,905	$ 120,717
Ally Auto Receivables Trust
Series 2013-2, Class A4,
1.24%, 11/15/2018	75,000	75,161
Series 2014-SN2, Class A3,
1.03%, 09/20/2017	128,116	128,120
Series 2015-SN1, Class A2A,
0.93%, 06/20/2017	107,486	107,482
Series 2015-SN1, Class A3,
1.21%, 12/20/2017	152,000	152,026
Ally Master Owner Trust Series 2015-3, Class A, 1.63%, 05/15/2020	500,000	501,462
American Credit Acceptance Receivables Trust
Series 2014-4, Class A,
1.33%, 07/10/2018 (B)	13,878	13,877
Series 2015-1, Class A,
1.43%, 08/12/2019 (B)	110,066	109,929
Series 2015-2, Class A,
1.57%, 06/12/2019 (B)	174,623	174,195
American Homes 4 Rent Trust
Series 2014-SFR2, Class A,
3.79%, 10/17/2036 (B)	486,376	521,754
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (B)	150,000	159,847
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (B)	175,000	188,759
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (B)	930,107	984,237
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (B)	292,500	299,822
Series 2015-SFR2, Class D,
5.04%, 10/17/2045 (B)	700,000	742,780
Series 2015-SFR2, Class E,
6.07%, 10/17/2045 (B)	430,000	455,994
American Tower Trust I
Series 2013-1A, Class 1A,
1.55%, 03/15/2043 (B)	363,000	363,769
Series 2013-2A, Class 2A,
3.07%, 03/15/2048 (B)	350,000	359,463
AmeriCredit Automobile Receivables Trust
Series 2013-5, Class A3,
0.90%, 09/10/2018	84,940	84,935
Series 2014-1, Class A3,
0.90%, 02/08/2019	411,824	411,718
Anchor Assets IX LLC Series 2016-1, Class A, 5.13%, 02/15/2020 (B) (C)	1,000,000	1,000,000
ARLP Securitization Trust Series 2015-1, Class A1, 3.97% (A), 05/25/2055 (B)	526,044	513,787
AXIS Equipment Finance Receivables III LLC Series 2015-1A, Class A2, 1.90%, 03/20/2020 (B)	244,263	244,195
B2R Mortgage Trust
Series 2015-1, Class A1,
2.52%, 05/15/2048 (B)	222,038	223,356

	Principal	Value
ASSET-BACKED SECURITIES (continued)
B2R Mortgage Trust (continued)
Series 2015-2, Class A,
3.34%, 11/15/2048 (B)	$ 793,860	$ 818,879
Banc of America Funding Corp. Series 2012-R6, Class 1A1, 3.00%, 10/26/2039 (B) (C)	171,367	168,984
BCC Funding Corp. X Series 2015-1, Class A2, 2.22%, 10/20/2020 (B)	435,555	434,869
Blue Elephant Loan Trust Series 2015-1, Class A, 3.12%, 12/15/2022 (B)	180,353	180,214
BMW Vehicle Owner Trust Series 2014-A, Class A3, 0.97%, 11/26/2018	193,299	193,352
BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/02/2027 (B)	62,939	62,780
California Republic Auto Receivables Trust Series 2015-1, Class A3, 1.33%, 04/15/2019	600,000	600,400
CAM Mortgage LLC Series 2015-1, Class A, 3.50% (A), 07/15/2064 (B)	193,363	193,436
Capital Auto Receivables Asset Trust
Series 2013-3, Class A3,
1.31%, 12/20/2017	46,923	46,927
Series 2014-2, Class A3,
1.26%, 05/21/2018	414,558	414,804
CarFinance Capital Auto Trust
Series 2014-1A, Class A,
1.46%, 12/17/2018 (B)	30,907	30,886
Series 2014-1A, Class B,
2.72%, 04/15/2020 (B)	125,000	125,106
Series 2014-2A, Class A,
1.44%, 11/16/2020 (B)	389,804	388,076
Series 2015-1A, Class A,
1.75%, 06/15/2021 (B)	135,637	135,070
Carlyle Global Market Strategies Commodities Funding, Ltd. Series 2014-1A, Class A, 2.57% (A), 10/15/2021 (B) (C) (D) (E) (F)	387,720	383,145
CarMax Auto Owner Trust
Series 2013-4, Class A3,
0.80%, 07/16/2018	33,415	33,396
Series 2013-4, Class A4,
1.28%, 05/15/2019	83,000	83,137
Series 2014-2, Class A3,
0.98%, 01/15/2019	571,882	571,910
CarNow Auto Receivables Trust Series 2015-1A, Class A, 1.69%, 01/15/2020 (B)	264,815	264,354
Chase Funding Trust Series 2003-6, Class 1A7, 4.28% (A), 11/25/2034	63,066	64,291
Chrysler Capital Auto Receivables Trust Series 2014-AA, Class A3, 0.83%, 09/17/2018 (B)	64,023	64,000
Citi Held For Asset Issuance
Series 2015-PM1, Class A,
1.85%, 12/15/2021 (B)	206,529	206,093

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Citi Held For Asset Issuance (continued)
Series 2016-MF1, Class A,
4.48%, 08/15/2022 (B)	$ 507,535	$ 513,633
Series 2016-MF1, Class B,
6.64%, 08/15/2022 (B)	650,000	649,570
Series 2016-PM1, Class A,
4.65%, 04/15/2025 (B)	426,823	431,802
Concord Funding Co. LLC Series 2012-2, Class A, 3.15%, 01/15/2017 (B)	350,000	350,000
Consumer Credit Origination Loan Trust Series 2015-1, Class A, 2.82%, 03/15/2021 (B)	81,605	81,603
CPS Auto Receivables Trust
Series 2012-B, Class A,
2.52%, 09/16/2019 (B)	51,878	51,994
Series 2013-A, Class A,
1.31%, 06/15/2020 (B)	44,495	44,066
Series 2013-D, Class A,
1.54%, 07/16/2018 (B)	72,425	72,423
Series 2014-A, Class A,
1.21%, 08/15/2018 (B)	64,326	64,273
Series 2014-B, Class A,
1.11%, 11/15/2018 (B)	171,536	171,220
Series 2014-C, Class A,
1.31%, 02/15/2019 (B)	254,606	254,311
Series 2014-C, Class C,
3.77%, 08/17/2020 (B)	100,000	97,302
Series 2014-D, Class A,
1.49%, 04/15/2019 (B)	289,354	289,012
Series 2014-D, Class C,
4.35%, 11/16/2020 (B)	100,000	96,582
Series 2015-A, Class A,
1.53%, 07/15/2019 (B)	271,678	271,315
Series 2015-B, Class A,
1.65%, 11/15/2019 (B)	406,122	403,957
Series 2015-C, Class D,
4.63%, 08/16/2021 (B)	344,000	334,297
Series 2016-A, Class A,
2.25%, 10/15/2019 (B)	362,457	362,946
Series 2016-B, Class A,
2.07%, 11/15/2019 (B)	202,165	202,185
CPS Auto Trust
Series 2012-C, Class A,
1.82%, 12/16/2019 (B)	33,335	33,301
Series 2012-D, Class A,
1.48%, 03/16/2020 (B)	17,860	17,780
Credit Acceptance Auto Loan Trust
Series 2014-1A, Class A,
1.55%, 10/15/2021 (B)	385,761	385,778
Series 2014-2A, Class A,
1.88%, 03/15/2022 (B)	950,000	951,733
Series 2015-2A, Class A,
2.40%, 02/15/2023 (B)	524,000	527,196
Drive Auto Receivables Trust
Series 2015-AA, Class D,
4.12%, 07/15/2022 (B)	294,000	294,231
Series 2015-BA, Class B,
2.12%, 06/17/2019 (B)	408,000	408,835
Series 2015-BA, Class D,
3.84%, 07/15/2021 (B)	400,000	396,959

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Drive Auto Receivables Trust (continued)
Series 2015-DA, Class D,
4.59%, 01/17/2023 (B)	$ 286,000	$ 288,081
Series 2016-BA, Class B,
2.56%, 06/15/2020 (B)	191,000	191,826
DT Auto Owner Trust
Series 2015-1A, Class A,
1.06%, 09/17/2018 (B)	23,864	23,863
Series 2016-1A, Class A,
2.00%, 09/16/2019 (B)	428,119	429,395
Series 2016-2A, Class A,
1.73%, 08/15/2019 (B)	393,473	393,494
Series 2016-3A, Class A,
1.75%, 11/15/2019 (B)	800,000	799,750
Series 2016-3A, Class B,
2.65%, 07/15/2020 (B)	400,000	400,125
Exeter Automobile Receivables Trust
Series 2014-2A, Class A,
1.06%, 08/15/2018 (B)	16,980	16,971
Series 2014-3A, Class A,
1.32%, 01/15/2019 (B)	180,394	180,122
Series 2015-1A, Class A,
1.60%, 06/17/2019 (B)	193,378	193,486
Series 2015-2A, Class A,
1.54%, 11/15/2019 (B)	218,730	218,190
Series 2016-1A, Class A,
2.35%, 07/15/2020 (B)	247,838	248,310
Series 2016-1A, Class C,
5.52%, 10/15/2021 (B)	445,000	441,656
Series 2016-2A, Class A,
2.21%, 07/15/2020 (B)	667,397	667,269
Fifth Third Auto Trust Series 2014-3, Class A3, 0.96%, 03/15/2019	90,033	90,033
First Investors Auto Owner Trust
Series 2013-3A, Class A3,
1.44%, 10/15/2019 (B)	133,857	133,780
Series 2014-3A, Class A2,
1.06%, 11/15/2018 (B)	75,993	75,986
Series 2014-3A, Class A3,
1.67%, 11/16/2020 (B)	351,000	351,510
Series 2015-1A, Class A2,
1.21%, 04/15/2019 (B)	182,573	182,340
Series 2015-2A, Class A1,
1.59%, 12/16/2019 (B)	249,978	249,605
Series 2016-1A, Class A1,
1.92%, 05/15/2020 (B)	327,931	328,903
FirstKey Lending Trust
Series 2015-SFR1, Class A,
2.55%, 03/09/2047 (B)	796,078	801,481
Series 2015-SFR1, Class B,
3.42%, 03/09/2047 (B)	240,000	244,289
Flagship Credit Auto Trust
Series 2013-2, Class A,
1.94%, 01/15/2019 (B)	31,913	31,950
Series 2014-2, Class A,
1.43%, 12/16/2019 (B)	178,469	177,642
Series 2014-2, Class B,
2.84%, 11/16/2020 (B)	134,000	133,019

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Flagship Credit Auto Trust (continued)
Series 2014-2, Class C,
3.95%, 12/15/2020 (B)	$ 66,000	$ 66,390
Series 2015-1, Class A,
1.63%, 06/15/2020 (B)	357,365	355,634
Series 2015-3, Class A,
2.38%, 10/15/2020 (B)	737,724	739,021
Series 2015-3, Class B,
3.68%, 03/15/2022 (B)	189,000	188,764
Series 2015-3, Class C,
4.65%, 03/15/2022 (B)	126,000	121,255
Series 2016-1, Class A,
2.77%, 12/15/2020 (B)	486,905	490,804
Series 2016-1, Class C,
6.22%, 06/15/2022 (B)	600,000	604,966
Ford Credit Auto Lease Trust
Series 2014-B, Class A3,
0.89%, 09/15/2017	84,029	84,023
Series 2014-B, Class A4,
1.10%, 11/15/2017	77,000	76,997
Ford Credit Auto Owner Trust
Series 2014-B, Class A3,
0.90%, 10/15/2018	149,662	149,659
Series 2014-C, Class A3,
1.06%, 05/15/2019	590,919	591,830
Series 2015-A, Class A2A,
0.81%, 01/15/2018	77,402	77,376
Series 2015-A, Class A3,
1.28%, 09/15/2019	196,000	196,787
GCAT Series 2015-2, Class A1, 3.75% (A), 07/25/2020 (B)	446,055	443,889
GLC II Trust Series 2014-A, Class A, 4.00%, 12/18/2020 (B)	240,035	235,834
GLC Trust Series 2014-A, Class A, 3.00%, 07/15/2021 (B)	247,265	242,938
GLS Auto Receivables Trust
Series 2015-1A, Class A,
2.25%, 12/15/2020 (B)	355,312	354,941
Series 2016-1A, Class A,
2.73%, 10/15/2020 (B)	544,955	544,971
Series 2016-1A, Class B,
4.39%, 01/15/2021 (B)	180,000	180,178
GM Financial Automobile Leasing Trust
Series 2015-1, Class A2,
1.10%, 12/20/2017	234,779	234,817
Series 2015-1, Class A3,
1.53%, 09/20/2018	214,000	215,156
GO Financial Auto Securitization Trust
Series 2015-1, Class A,
1.81%, 03/15/2018 (B)	174,674	174,556
Series 2015-2, Class A,
3.27%, 11/15/2018 (B)	350,715	349,922
Series 2015-2, Class B,
4.80%, 08/17/2020 (B)	348,000	344,484
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 03/17/2031 (B)	251,444	249,701

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Green Tree Agency Advance Funding Trust I Series 2015-T2, Class DT2, 4.67%, 10/15/2048 (B)	$ 637,000	$ 638,217
Honda Auto Receivables Owner Trust Series 2014-2, Class A3, 0.77%, 03/19/2018	109,262	109,206
Hyundai Auto Receivables Trust
Series 2014-B, Class A3,
0.90%, 12/17/2018	659,983	659,844
Series 2015-B, Class A2A,
0.69%, 04/16/2018	41,452	41,433
Series 2015-B, Class A3,
1.12%, 11/15/2019	140,000	140,158
KGS-Alpha SBA Coof Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.85% (A), 08/25/2038 (B)	1,801,294	49,536
Series 2013-2, Class A,
1.56% (A), 03/25/2039 (B)	1,408,235	66,891
Series 2014-2, Class A,
3.00% (A), 04/25/2040 (B)	695,518	83,027
Lendmark Funding Trust Series 2016-A, Class A, 4.82%, 08/21/2023 (B)	445,000	443,592
LV Tower 52 Series 2013-1, Class A, 5.50%, 07/15/2019 (B) (C)	633,737	619,732
MarketPlace Loan Trust
Series 2015-OD3, Class A,
3.25%, 09/17/2017 (B)	164,773	163,863
Series 2015-OD4, Class A,
3.25%, 12/18/2017 (B)	531,099	531,099
Nationstar HECM Loan Trust
Series 2015-1A, Class A,
3.84%, 05/25/2018 (B)	170,487	170,481
Series 2016-1A, Class M1,
4.36%, 02/25/2026 (B)	365,000	366,398
Series 2016-2A, Class A,
2.24%, 06/25/2026 (B)	285,000	285,000
Nissan Auto Lease Trust Series 2014-A, Class A3, 0.80%, 02/15/2017	27,822	27,821
NRPL Trust Series 2015-2A, Class A1, 3.75% (A), 10/25/2057 (B)	546,797	536,989
NRZ Advance Receivables Trust
Series 2015-T1, Class AT1,
2.31%, 08/15/2046 (B)	650,000	649,463
Series 2015-T1, Class DT1,
3.60%, 08/15/2046 (B)	250,000	249,297
Series 2015-T2, Class DT2,
4.68%, 08/17/2048 (B)	241,000	241,151
Series 2015-T3, Class DT3,
4.27%, 11/15/2046 (B)	750,000	750,139
Series 2015-T4, Class AT4,
3.20%, 11/15/2047 (B)	1,300,000	1,306,086
Series 2015-T4, Class DT4,
4.67%, 11/15/2047 (B)	400,000	400,125
Series 2016-T1, Class AT1,
2.75%, 06/15/2049 (B)	439,000	441,054

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Oak Hill Advisors Residential Loan Trust Series 2015-NPL2, Class A1, 3.72% (A), 07/25/2055 (B)	$ 300,409	$ 298,920
Ocwen Master Advance Receivables Trust
Series 2015-1, Class DT1,
4.10%, 09/17/2046 (B)	438,000	437,891
Series 2015-T3, Class AT3,
3.21%, 11/15/2047 (B)	954,000	958,046
Series 2015-T3, Class BT3,
3.70%, 11/15/2047 (B)	229,000	228,755
Series 2015-T3, Class DT3,
4.69%, 11/15/2047 (B)	400,000	400,800
OnDeck Asset Securitization Trust II LLC
Series 2016-1A, Class A,
4.21%, 05/17/2020 (B)	422,000	422,000
Series 2016-1A, Class B,
7.63%, 05/17/2020 (B)	117,000	117,585
OneMain Financial Issuance Trust
Series 2014-2A, Class A,
2.47%, 09/18/2024 (B)	1,218,000	1,220,645
Series 2014-2A, Class B,
3.02%, 09/18/2024 (B)	380,000	378,112
Series 2015-1A, Class A,
3.19%, 03/18/2026 (B)	691,000	698,116
Series 2015-2A, Class A,
2.57%, 07/18/2025 (B)	1,138,000	1,137,663
Series 2015-2A, Class B,
3.10%, 07/18/2025 (B)	279,000	273,054
Series 2016-2A, Class B,
5.94%, 03/20/2028 (B)	175,000	180,495
Oportun Funding II LLC
Series 2016-A, Class A,
4.70%, 03/08/2021 (B)	629,000	629,000
Series 2016-B, Class A,
3.69%, 07/08/2021 (B) (G)	571,000	570,940
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-MCW1, Class M1, 1.39% (A), 10/25/2034	4,932	4,931
PFS Tax Lien Trust Series 2014-1, 1.44%, 05/15/2029 (B)	37,741	37,537
Prestige Auto Receivables Trust Series 2015-1, Class A2, 1.09%, 02/15/2019 (B)	127,040	126,933
Pretium Mortgage Credit Partners I LLC Series 2015-NPL2, Class A1, 3.75% (A), 07/27/2030 (B)	512,371	511,039
Progreso Receivables Funding II LLC Series 2014-A, Class A, 3.50%, 07/08/2019 (B)	600,000	600,881
Progreso Receivables Funding III LLC Series 2015-A, Class A, 3.63%, 02/08/2020 (B)	589,000	587,972
Progreso Receivables Funding IV LLC Series 2015-B, Class A, 3.00%, 07/28/2020 (B)	250,000	245,575

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Progress Residential Trust
Series 2015-SFR2, Class A,
2.74%, 06/12/2032 (B)	$ 1,403,400	$ 1,423,351
Series 2015-SFR2, Class B,
3.14%, 06/12/2032 (B)	327,000	329,170
Series 2015-SFR3, Class A,
3.07%, 11/12/2032 (B)	1,748,167	1,796,356
Series 2015-SFR3, Class D,
4.67%, 11/12/2032 (B)	300,000	309,964
Series 2015-SFR3, Class E,
5.66%, 11/12/2032 (B)	200,000	205,301
Purchasing Power Funding LLC Series 2015-A, Class A2, 4.75%, 12/15/2019 (B)	650,000	647,562
RAMP Trust
Series 2004-RS11, Class M1,
1.38% (A), 11/25/2034	68,609	68,112
Series 2006-RZ1, Class A3,
0.75% (A), 03/25/2036	83,265	82,471
RBSHD Trust Series 2013-1A, Class A, 7.69% (A), 10/25/2047 (B) (C)	169,337	169,370
RMAT LLC Series 2015-NPL1, Class A1, 3.75% (A), 05/25/2055 (B)	181,982	180,409
Santander Drive Auto Receivables Trust
Series 2015-S1, Class R1,
1.93%, 09/17/2019 (B)	84,580	83,945
Series 2015-S2, Class R1,
1.84%, 11/18/2019 (B)	17,351	17,221
Series 2015-S7, Class R1,
1.97%, 03/16/2021 (B)	75,579	75,012
Series 2016-2, Class A3,
1.56%, 05/15/2020	337,000	337,454
Saxon Asset Securities Trust Series 2003-1, Class AF6, 4.80% (A), 06/25/2033	20,371	20,562
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.42% (A), 01/25/2036	24,607	18,004
Selene Non-Performing Loans LLC Series 2014-1A, Class A, 2.98% (A), 05/25/2054 (B)	110,002	109,246
Sierra Auto Receivables Securitization Trust Series 2016-1A, Class A, 2.85%, 01/18/2022 (B)	187,000	186,997
Skopos Auto Receivables Trust Series 2015-2A, Class A, 3.55%, 02/15/2020 (B)	118,197	118,072
SpringCastle America Funding LLC
Series 2014-AA, Class A,
2.70%, 05/25/2023 (B)	923,039	926,178
Series 2014-AA, Class B,
4.61%, 10/25/2027 (B)	300,000	300,474
Springleaf Funding Trust
Series 2014-AA, Class A,
2.41%, 12/15/2022 (B)	858,320	858,838

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Springleaf Funding Trust (continued)
Series 2014-AA, Class B,
3.45%, 12/15/2022 (B)	$ 146,000	$ 145,874
Series 2015-AA, Class A,
3.16%, 11/15/2024 (B)	769,000	773,549
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes
Series 2015-T2, Class DT2,
4.23%, 01/15/2047 (B)	344,000	344,476
Series 2015-T3, Class DT3,
4.43%, 07/15/2047 (B)	321,000	327,495
Sunset Mortgage Loan Co. LLC Series 2014-NPL2, Class A, 3.72% (A), 11/16/2044 (B)	323,147	321,434
Tidewater Auto Receivables Trust Series 2014-AA, Class A3, 1.40%, 07/15/2018 (B)	14,239	14,236
Toyota Auto Receivables Owner Trust
Series 2014-C, Class A3,
0.93%, 07/16/2018	159,997	159,931
Series 2016-B, Class A3,
1.30%, 04/15/2020	226,000	227,033
Trafigura Securitisation Finance PLC Series 2014-1A, Class A, 1.39% (A), 10/15/2018 (B) (C)	691,000	683,750
Tricon American Homes Trust Series 2015-SFR1, Class A, 1.69% (A), 05/17/2032 (B)	159,423	157,021
Truman Capital Mortgage Loan Trust Series 2014-NPL3, Class A1, 3.13% (A), 04/25/2053 (B)	659	659
Vericrest Opportunity Loan Trust Series 2015-NPL3, Class A1, 3.38%(A), 10/25/2058 (B)	426,260	421,785
VML LLC Series 2014-NPL1, Class A1, 3.88% (A), 04/27/2054 (B)	97,156	97,069
Volkswagen Auto Lease Trust Series 2015-A, Class A2A, 0.87%, 06/20/2017	126,339	126,297
VOLT NPL X LLC Series 2014-NPL8, Class A1, 3.38% (A), 10/26/2054 (B)	177,665	176,597
VOLT XIX LLC Series 2014-NP11, Class A1, 3.88% (A), 04/25/2055 (B)	268,943	268,683
VOLT XL LLC Series 2015-NP14, Class A1, 4.38% (A), 11/27/2045 (B)	449,694	451,420
VOLT XLV LLC Series 2016-NPL5, Class A1, 4.00% (A), 05/25/2046 (B)	172,661	172,315
VOLT XLVI LLC Series 2016-NPL6, Class A1, 3.84% (A), 06/25/2046 (B)	448,000	448,000
VOLT XLVII LLC Series 2016-NPL7, Class A1, 3.75% (A), 06/25/2046 (B)	458,000	458,000
VOLT XXII LLC Series 2015-NPL4, Class A1, 3.50% (A), 02/25/2055 (B)	308,528	306,798

	Principal	Value
ASSET-BACKED SECURITIES (continued)
VOLT XXIV LLC Series 2015-NPL6, Class A1, 3.50% (A), 02/25/2055 (B)	$ 556,948	$ 554,190
VOLT XXV LLC Series 2015-NPL8, Class A1, 3.50% (A), 06/26/2045 (B)	1,178,905	1,170,570
VOLT XXVI LLC
Series 2014-NPL6, Class A1,
3.13% (A), 09/25/2043 (B)	300,442	297,985
Series 2014-NPL6, Class A2,
4.25% (A), 09/25/2043 (B)	184,546	177,653
VOLT XXVII LLC Series 2014-NPL7, Class A1, 3.38% (A), 08/27/2057 (B)	569,934	566,453
VOLT XXX LLC Series 2015-NPL1, Class A1, 3.63% (A), 10/25/2057 (B)	421,730	419,672
VOLT XXXI LLC Series 2015-NPL2, Class A1, 3.38% (A), 02/25/2055 (B)	341,064	337,702
VOLT XXXIII LLC Series 2015-NPL5, Class A1, 3.50% (A), 03/25/2055 (B)	551,742	547,016
VOLT XXXIV LLC Series 2015-NPL7, Class A1, 3.25% (A), 02/25/2055 (B)	325,005	322,511
VOLT XXXIX LLC Series 2015-NP13, Class-A1, 4.13% (A), 10/25/2045 (B)	329,527	329,996
VOLT XXXV LLC Series 2015-NPL9, Class A1, 3.50% (A), 06/26/2045 (B)	367,457	364,469
Westlake Automobile Receivables Trust
Series 2015-3A, Class D,
4.40%, 05/17/2021 (B)	250,000	252,062
Series 2016-2A, Class A2,
1.57%, 06/17/2019 (B)	519,000	519,000
Series 2016-2A, Class D,
4.10%, 06/15/2021 (B)	170,000	171,431
World Omni Auto Receivables Trust
Series 2013-B, Class A3,
0.83%, 08/15/2018	47,665	47,634
Series 2013-B, Class A4,
1.32%, 01/15/2020	79,000	79,246
Series 2015-A, Class A2A,
0.79%, 07/16/2018	63,099	63,075
Series 2015-A, Class A3,
1.34%, 05/15/2020	129,000	129,580

Total Asset-Backed Securities (Cost $75,513,863)		75,501,995

CORPORATE DEBT SECURITIES - 20.5%
Aerospace & Defense - 0.2%
Airbus Group Finance BV 2.70%, 04/17/2023 (B)	43,000	44,691
BAE Systems Holdings, Inc.
3.80%, 10/07/2024 (B)	68,000	71,535
3.85%, 12/15/2025 (B)	200,000	211,988
6.38%, 06/01/2019 (B)	30,000	33,723

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Aerospace & Defense (continued)
BAE Systems PLC 5.80%, 10/11/2041 (B)	$ 92,000	$ 113,354
Boeing Co. 7.95%, 08/15/2024	30,000	42,426
Lockheed Martin Corp.
3.10%, 01/15/2023	74,000	77,995
4.07%, 12/15/2042	57,000	60,681
4.50%, 05/15/2036	200,000	223,243
6.15%, 09/01/2036	85,000	112,846
Northrop Grumman Corp. 3.85%, 04/15/2045	38,000	39,559
Northrop Grumman Systems Corp. 7.75%, 02/15/2031	40,000	59,834
Precision Castparts Corp.
3.25%, 06/15/2025	170,000	181,273
4.20%, 06/15/2035	170,000	191,592
Raytheon Co. 3.15%, 12/15/2024	84,000	91,034
United Technologies Corp.
1.80%, 06/01/2017	27,000	27,207
3.10%, 06/01/2022	64,000	68,220
4.15%, 05/15/2045	163,000	179,035
4.50%, 06/01/2042	86,000	98,497

		1,928,733

Air Freight & Logistics - 0.1%
FedEx Corp.
3.25%, 04/01/2026 (H)	60,000	62,762
3.90%, 02/01/2035	96,000	97,589
4.10%, 04/15/2043	70,000	71,128
United Parcel Service of America, Inc.
8.38%, 04/01/2020	35,000	43,860
8.38% (I), 04/01/2030	55,000	82,322
United Parcel Service, Inc. 2.45%, 10/01/2022	29,000	30,150

		387,811

Airlines - 0.1%
Air Canada Pass-Through Trust 4.13%, 11/15/2026 (B)	46,681	48,081
American Airlines Pass-Through Trust
3.65%, 12/15/2029	42,000	43,470
4.95%, 07/15/2024	168,031	182,734
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	27,907	29,302
5.98%, 10/19/2023	38,618	43,252
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	78,347	83,048
5.30%, 10/15/2020	14,503	15,446
United Airlines Pass-Through Trust 3.45%, 01/07/2030	139,000	142,475

		587,808

Auto Components - 0.0% (J)
Johnson Controls, Inc.
3.75%, 12/01/2021	66,000	70,399
4.95%, 07/02/2064	20,000	19,938
5.25%, 12/01/2041	100,000	111,532

		201,869

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles - 0.3%
Daimler Finance North America LLC
2.38%, 08/01/2018 (B)	$ 151,000	$ 154,353
2.63%, 09/15/2016 (B)	150,000	150,493
2.95%, 01/11/2017 (B)	150,000	151,475
General Motors Co.
4.88%, 10/02/2023	100,000	106,454
6.60%, 04/01/2036	190,000	217,874
General Motors Financial Co., Inc.
3.20%, 07/13/2020	305,000	308,987
3.20%, 07/06/2021 (G)	120,000	120,191
3.70%, 05/09/2023	184,000	184,956
Hyundai Capital America
2.40%, 10/30/2018 (B)	129,000	130,802
3.00%, 03/18/2021 (B)	200,000	207,167
Nissan Motor Acceptance Corp.
1.80%, 03/15/2018 (B)	97,000	97,805
2.55%, 03/08/2021 (B) (H)	150,000	154,908

		1,985,465

Banks - 3.9%
ABN AMRO Bank NV
1.80%, 06/04/2018 (B)	319,000	321,359
2.50%, 10/30/2018 (B)	200,000	204,642
ANZ New Zealand International, Ltd. 2.60%, 09/23/2019 (B)	200,000	204,642
Australia & New Zealand Banking Group, Ltd.
2.40%, 11/23/2016 (B)	250,000	251,445
4.88%, 01/12/2021, MTN (B)	100,000	112,820
Bank of America Corp.
2.00%, 01/11/2018	750,000	754,795
2.25%, 04/21/2020, MTN	545,000	548,047
2.65%, 04/01/2019	255,000	261,241
3.30%, 01/11/2023, MTN	479,000	492,961
3.50%, 04/19/2026, MTN	142,000	146,741
3.88%, 08/01/2025, MTN	242,000	256,716
3.95%, 04/21/2025, MTN	368,000	374,751
4.00%, 04/01/2024 - 01/22/2025, MTN	765,000	797,286
4.13%, 01/22/2024, MTN	126,000	135,523
4.25%, 10/22/2026, MTN	284,000	294,533
5.00%, 05/13/2021, MTN	340,000	380,691
5.63%, 07/01/2020, MTN	170,000	191,257
5.65%, 05/01/2018, MTN	20,000	21,433
5.75%, 12/01/2017	65,000	68,799
5.88%, 01/05/2021	70,000	80,302
6.40%, 08/28/2017, MTN	395,000	416,790
6.88%, 04/25/2018, MTN	60,000	65,505
7.63%, 06/01/2019, MTN	50,000	57,871
Bank of Montreal
1.40%, 09/11/2017, MTN	131,000	131,664
1.40%, 04/10/2018	100,000	100,442
2.38%, 01/25/2019, MTN	158,000	162,202
2.55%, 11/06/2022, MTN (H)	85,000	87,872
Bank of Nova Scotia
1.45%, 04/25/2018(H)	300,000	301,068
1.85%, 04/14/2020(H)	300,000	303,975
Bank of Tokyo-Mitsubishi UFJ, Ltd. 2.35%, 09/08/2019 (B)	260,000	265,893
Banque Federative du Credit Mutuel SA 1.70%, 01/20/2017 (B)	200,000	200,513

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Barclays Bank PLC 2.25%, 05/10/2017 (B) (H)	$ 200,000	$ 202,034
Barclays PLC
2.75%, 11/08/2019	200,000	198,589
3.25%, 01/12/2021	278,000	277,026
3.65%, 03/16/2025	200,000	192,314
5.25%, 08/17/2045	200,000	209,167
BB&T Corp.
1.60%, 08/15/2017, MTN	131,000	131,708
2.63%, 06/29/2020, MTN	300,000	309,895
5.25%, 11/01/2019	30,000	33,242
6.85%, 04/30/2019, MTN	75,000	86,076
BNP Paribas SA 4.38%, 09/28/2025 (B)	335,000	339,703
BNZ International Funding, Ltd. 2.35%, 03/04/2019 (B)	250,000	253,855
BPCE SA 1.63%, 01/26/2018, MTN	350,000	351,310
Canadian Imperial Bank of Commerce 2.25%, 07/21/2020 (B) (H)	234,000	239,831
Citigroup, Inc.
1.75%, 05/01/2018 (H)	160,000	160,703
2.15%, 07/30/2018	110,000	111,341
2.40%, 02/18/2020	220,000	222,252
2.50%, 09/26/2018	220,000	224,360
2.70%, 03/30/2021	108,000	109,922
3.40%, 05/01/2026	150,000	153,802
3.70%, 01/12/2026	400,000	421,075
3.88%, 03/26/2025	100,000	101,011
4.30%, 11/20/2026	300,000	309,078
4.40%, 06/10/2025	98,000	102,470
4.75%, 05/18/2046	140,000	140,491
5.30%, 05/06/2044	43,000	46,429
5.50%, 09/13/2025	115,000	128,908
5.88%, 01/30/2042	45,000	56,961
8.13%, 07/15/2039	28,000	43,670
Citizens Financial Group, Inc. 4.30%, 12/03/2025	58,000	61,048
Comerica, Inc. 3.80%, 07/22/2026	26,000	26,454
Commonwealth Bank of Australia
2.25%, 03/16/2017 (B)	250,000	252,316
4.50%, 12/09/2025 (B)(H)	200,000	209,198
Cooperatieve Rabobank UA
3.38%, 01/19/2017	34,000	34,440
3.88%, 02/08/2022	268,000	291,155
4.38%, 08/04/2025	250,000	261,132
Credit Agricole SA 4.38%, 03/17/2025 (B)	200,000	202,097
Discover Bank 3.20%, 08/09/2021	250,000	254,347
Fifth Third Bancorp 2.88%, 07/27/2020	206,000	214,685
Fifth Third Bank 2.88%, 10/01/2021	204,000	210,709
HSBC Bank PLC 4.75%, 01/19/2021 (B)	375,000	413,415
HSBC Bank USA NA 4.88%, 08/24/2020	250,000	271,599

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
HSBC Holdings PLC
3.60%, 05/25/2023	$ 229,000	$ 234,031
4.00%, 03/30/2022	107,000	112,473
4.30%, 03/08/2026	200,000	211,515
4.88%, 01/14/2022	160,000	175,570
6.10%, 01/14/2042	150,000	194,029
HSBC USA, Inc.
1.63%, 01/16/2018	100,000	99,822
2.35%, 03/05/2020	323,000	322,893
Huntington National Bank 2.00%, 06/30/2018	250,000	252,482
Industrial & Commercial Bank of China, Ltd. 2.35%, 11/13/2017, MTN	250,000	252,265
ING Bank NV
2.50%, 10/01/2019 (B)	250,000	255,086
3.75%, 03/07/2017 (B)	200,000	203,454
KeyCorp
2.90%, 09/15/2020, MTN	98,000	101,360
5.10%, 03/24/2021, MTN	100,000	112,492
Lloyds Bank PLC
1.75%, 03/16/2018	325,000	324,155
3.50%, 05/14/2025	200,000	205,503
Macquarie Bank, Ltd.
1.60%, 10/27/2017 (B)	305,000	305,325
2.40%, 01/21/2020 (B)	150,000	151,435
2.60%, 06/24/2019 (B)	187,000	190,730
Mizuho Bank, Ltd.
1.80%, 03/26/2018 (B)(H)	242,000	243,451
3.60%, 09/25/2024 (B)	300,000	322,279
National Australia Bank, Ltd. 2.00%, 06/20/2017 (B)	250,000	252,203
Nordea Bank AB
1.63%, 05/15/2018 (B)	350,000	352,150
3.13%, 03/20/2017 (B)	350,000	355,085
PNC Financial Services Group, Inc.
2.85% (I), 11/09/2022	101,000	104,722
3.90%, 04/29/2024	91,000	97,629
PNC Funding Corp.
4.38%, 08/11/2020	67,000	73,385
5.13%, 02/08/2020	65,000	72,722
5.63%, 02/01/2017	25,000	25,618
6.70%, 06/10/2019	50,000	57,331
Regions Financial Corp. 3.20%, 02/08/2021	107,000	110,135
Royal Bank of Canada
1.88%, 02/05/2020	600,000	607,875
2.00%, 10/01/2018	159,000	161,211
2.20%, 07/27/2018, MTN	300,000	305,892
Royal Bank of Scotland Group PLC 4.80%, 04/05/2026	200,000	203,414
Santander Issuances SAU 5.18%, 11/19/2025	200,000	199,807
Santander UK Group Holdings PLC 2.88%, 10/16/2020	150,000	148,841
Santander UK PLC 2.50%, 03/14/2019	93,000	93,949
Stadshypotek AB 1.88%, 10/02/2019 (B)	250,000	253,672

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Standard Chartered PLC
3.05%, 01/15/2021 (B)(H)	$ 200,000	$ 202,644
5.20%, 01/26/2024 (B)(H)	200,000	208,319
Sumitomo Mitsui Financial Group, Inc. 3.78%, 03/09/2026	107,000	116,521
SunTrust Banks, Inc. 2.90%, 03/03/2021(H)	59,000	61,087
Toronto-Dominion Bank
1.50%, 03/13/2017 (B)	200,000	200,797
2.25%, 11/05/2019, MTN	104,000	106,723
2.50%, 12/14/2020, MTN	150,000	155,153
US Bancorp
1.65%, 05/15/2017, MTN	96,000	96,460
3.00%, 03/15/2022, MTN	83,000	88,279
4.13%, 05/24/2021, MTN	34,000	37,865
US Bank NA
2.13%, 10/28/2019	250,000	256,258
2.80%, 01/27/2025	250,000	260,334
Wachovia Corp. 5.75%, 02/01/2018, MTN	749,000	801,603
Wells Fargo & Co.
3.00%, 02/19/2025, MTN	213,000	218,160
3.30%, 09/09/2024, MTN	700,000	734,178
3.50%, 03/08/2022, MTN	150,000	160,898
4.10%, 06/03/2026, MTN	258,000	275,960
4.60%, 04/01/2021, MTN	650,000	726,351
4.65%, 11/04/2044, MTN	184,000	194,057
4.90%, 11/17/2045, MTN	112,000	122,562
Wells Fargo Bank NA 6.00%, 11/15/2017	250,000	266,007
Westpac Banking Corp.
2.00%, 03/03/2020 (B)	304,000	306,584
2.45%, 11/28/2016 (B)	250,000	251,541

		29,447,929

Beverages - 0.4%
Anheuser-Busch InBev Finance, Inc.
1.90%, 02/01/2019	30,000	30,509
3.30%, 02/01/2023	776,000	817,648
3.70%, 02/01/2024	160,000	172,336
4.70%, 02/01/2036	727,000	816,950
Brown-Forman Corp. 4.50%, 07/15/2045	75,000	85,712
Diageo Capital PLC
1.50%, 05/11/2017	38,000	38,160
4.83%, 07/15/2020	25,000	28,123
Diageo Investment Corp. 8.00%, 09/15/2022	100,000	132,266
Heineken NV 1.40%, 10/01/2017 (B)	40,000	40,185
Molson Coors Brewing Co. 3.00%, 07/15/2026 (G)	105,000	104,897
PepsiCo, Inc.
1.25%, 08/13/2017	180,000	180,827
3.10%, 07/17/2022	20,000	21,293
4.60%, 07/17/2045	78,000	92,556
4.88%, 11/01/2040	33,000	39,327
7.90%, 11/01/2018	5,000	5,783

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
SABMiller Holdings, Inc. 3.75%, 01/15/2022 (B)	$ 270,000	$ 289,505

		2,896,077

Biotechnology - 0.4%
AbbVie, Inc.
1.75%, 11/06/2017	134,000	134,791
2.85%, 05/14/2023	189,000	191,569
2.90%, 11/06/2022	187,000	190,669
3.20%, 11/06/2022	143,000	147,866
4.30%, 05/14/2036	180,000	183,590
4.50%, 05/14/2035	286,000	298,917
Amgen, Inc.
2.13%, 05/01/2020	12,000	12,190
3.63%, 05/22/2024	382,000	409,864
3.88%, 11/15/2021	100,000	109,036
4.66%, 06/15/2051 (B)	301,000	314,489
5.70%, 02/01/2019	50,000	55,398
Biogen, Inc.
3.63%, 09/15/2022	122,000	129,504
5.20%, 09/15/2045	67,000	75,344
Celgene Corp.
3.25%, 08/15/2022	317,000	327,413
3.63%, 05/15/2024	164,000	170,798
5.00%, 08/15/2045	114,000	125,553
Gilead Sciences, Inc.
3.25%, 09/01/2022	84,000	89,451
3.65%, 03/01/2026	72,000	78,349
4.60%, 09/01/2035	65,000	72,273

		3,117,064

Capital Markets - 1.5%
Ameriprise Financial, Inc. 4.00%, 10/15/2023	200,000	216,485
Bank of New York Mellon Corp.
2.20%, 03/04/2019, MTN	75,000	76,539
2.60%, 08/17/2020, MTN	194,000	201,187
3.25%, 09/11/2024, MTN	150,000	159,657
3.55%, 09/23/2021	90,000	97,442
3.65%, 02/04/2024, MTN	167,000	182,654
4.60%, 01/15/2020, MTN	30,000	33,117
BlackRock, Inc.
3.38%, 06/01/2022	65,000	70,621
3.50%, 03/18/2024	55,000	59,667
6.25%, 09/15/2017	100,000	106,344
Charles Schwab Corp. 3.23%, 09/01/2022	20,000	21,292
Credit Suisse AG
1.75%, 01/29/2018	250,000	250,208
2.30%, 05/28/2019, MTN	250,000	253,347
Credit Suisse Group Funding Guernsey, Ltd.
3.80%, 06/09/2023 (B)	250,000	249,358
4.88%, 05/15/2045	250,000	248,953
Deutsche Bank AG
1.88%, 02/13/2018	122,000	121,236
3.70%, 05/30/2024	267,000	265,412
6.00%, 09/01/2017	170,000	177,371
Goldman Sachs Group, Inc.
2.60%, 04/23/2020	281,000	285,677

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc. (continued)
2.63%, 01/31/2019 - 04/25/2021	$ 276,000	$ 282,057
2.75%, 09/15/2020	55,000	56,141
3.50%, 01/23/2025	125,000	128,439
3.63%, 01/22/2023	275,000	288,463
3.75%, 05/22/2025 - 02/25/2026	156,000	163,263
3.85%, 07/08/2024, MTN	289,000	306,430
4.00%, 03/03/2024	320,000	342,102
4.25%, 10/21/2025	100,000	103,369
5.15%, 05/22/2045	48,000	50,077
5.25%, 07/27/2021	53,000	59,810
5.38%, 03/15/2020, MTN	365,000	405,996
5.75%, 01/24/2022	120,000	139,315
5.95%, 01/18/2018	155,000	165,120
6.00%, 06/15/2020, MTN	188,000	214,515
7.50%, 02/15/2019, MTN	460,000	526,061
Invesco Finance PLC
3.75%, 01/15/2026	94,000	100,904
4.00%, 01/30/2024	71,000	77,678
Legg Mason, Inc.
3.95%, 07/15/2024	115,000	116,252
4.75%, 03/15/2026	60,000	63,270
Macquarie Group, Ltd.
6.00%, 01/14/2020 (B)	100,000	111,480
6.25%, 01/14/2021 (B)	175,000	200,011
Morgan Stanley
2.65%, 01/27/2020	250,000	254,122
2.80%, 06/16/2020	189,000	193,651
3.70%, 10/23/2024, MTN	444,000	464,590
3.75%, 02/25/2023	600,000	635,505
3.95%, 04/23/2027	145,000	146,638
4.00%, 07/23/2025, MTN	264,000	282,688
4.10%, 05/22/2023, MTN	150,000	155,529
4.30%, 01/27/2045	92,000	96,834
4.35%, 09/08/2026, MTN	200,000	209,223
5.00%, 11/24/2025	124,000	135,754
5.50%, 07/24/2020 - 07/28/2021, MTN	334,000	378,659
5.63%, 09/23/2019, MTN	200,000	221,902
5.75%, 01/25/2021	100,000	114,015
7.30%, 05/13/2019, MTN	200,000	229,792
State Street Corp.
3.10%, 05/15/2023	48,000	49,657
3.55%, 08/18/2025	88,000	95,697
3.70%, 11/20/2023	231,000	254,357
TD Ameritrade Holding Corp. 2.95%, 04/01/2022	138,000	143,784
UBS Group Funding Jersey, Ltd. 4.13%, 04/15/2026 (B)	200,000	207,856

		11,247,573

Chemicals - 0.4%
Agrium, Inc.
3.38%, 03/15/2025 (H)	108,000	109,858
4.13%, 03/15/2035	411,000	396,903
5.25%, 01/15/2045	152,000	163,045
CF Industries, Inc. 7.13%, 05/01/2020	250,000	288,449
Dow Chemical Co.
3.00%, 11/15/2022	130,000	133,562

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Dow Chemical Co. (continued)
4.13%, 11/15/2021	$ 50,000	$ 54,854
5.25%, 11/15/2041	45,000	49,983
E.I. du Pont de Nemours & Co.
4.90%, 01/15/2041	18,000	19,935
6.00%, 07/15/2018	150,000	164,333
Ecolab, Inc.
1.45%, 12/08/2017	56,000	56,098
2.25%, 01/12/2020	333,000	338,985
Monsanto Co. 4.70%, 07/15/2064	27,000	24,594
Mosaic Co.
3.75%, 11/15/2021	31,000	32,923
4.25%, 11/15/2023 (H)	242,000	260,648
4.88%, 11/15/2041	8,000	8,071
5.45%, 11/15/2033	91,000	100,640
5.63%, 11/15/2043	222,000	246,225
Potash Corp. of Saskatchewan, Inc. 3.00%, 04/01/2025 (H)	220,000	222,932
PPG Industries, Inc. 6.65%, 03/15/2018	21,000	22,722
Praxair, Inc. 2.65%, 02/05/2025	59,000	61,087
Union Carbide Corp. 7.50%, 06/01/2025	175,000	219,127

		2,974,974

Commercial Services & Supplies - 0.1%
ERAC USA Finance LLC
4.50%, 08/16/2021 (B)	36,000	39,871
5.25%, 10/01/2020 (B)	48,000	53,883
5.63%, 03/15/2042 (B)	59,000	71,534
6.70%, 06/01/2034 (B)	152,000	201,385
MUFG Americas Holdings Corp. 2.25%, 02/10/2020	65,000	65,469
Republic Services, Inc.
2.90%, 07/01/2026 (G)	49,000	49,694
3.55%, 06/01/2022	54,000	58,314
Tyco International Finance SA 5.13%, 09/14/2045	46,000	52,744
Waste Management, Inc.
2.40%, 05/15/2023	80,000	81,154
3.13%, 03/01/2025	77,000	80,511
3.90%, 03/01/2035	28,000	29,341

		783,900

Communications Equipment - 0.1%
Cisco Systems, Inc.
2.90%, 03/04/2021	110,000	116,827
3.00%, 06/15/2022	111,000	119,307
3.63%, 03/04/2024	450,000	504,412
5.90%, 02/15/2039	70,000	95,022

		835,568

Construction & Engineering - 0.0% (J)
ABB Finance USA, Inc.
1.63%, 05/08/2017	28,000	28,119
2.88%, 05/08/2022 (H)	29,000	30,213
4.38%, 05/08/2042	17,000	19,337
Fluor Corp. 3.38%, 09/15/2021	190,000	202,041

		279,710

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance - 0.7%
American Express Co.
3.63%, 12/05/2024	$ 104,000	$ 106,664
7.00%, 03/19/2018	50,000	54,617
American Express Credit Corp.
1.80%, 07/31/2018, MTN	130,000	131,152
1.88%, 11/05/2018, MTN	111,000	112,181
2.25%, 05/05/2021, MTN	247,000	251,382
2.38%, 05/26/2020, MTN	290,000	296,711
Capital One Bank USA NA 3.38%, 02/15/2023	300,000	306,420
Capital One Financial Corp.
3.50%, 06/15/2023	121,000	124,857
3.75%, 04/24/2024	100,000	104,329
4.20%, 10/29/2025	315,000	323,833
Ford Motor Credit Co. LLC
1.68%, 09/08/2017	236,000	236,520
2.24%, 06/15/2018	200,000	202,016
2.38%, 03/12/2019	400,000	405,610
2.60%, 11/04/2019	250,000	255,770
3.00%, 06/12/2017	400,000	406,093
3.34%, 03/18/2021	200,000	207,425
4.13%, 08/04/2025	200,000	214,430
John Deere Capital Corp.
1.20%, 10/10/2017	98,000	98,382
1.60%, 07/13/2018, MTN	43,000	43,433
2.45%, 09/11/2020, MTN (H)	40,000	41,313
2.80%, 01/27/2023	73,000	76,292
3.15%, 10/15/2021, MTN	33,000	35,379
5.75%, 09/10/2018, MTN	200,000	220,440
PACCAR Financial Corp.
1.30%, 05/10/2019, MTN	93,000	93,371
1.60%, 03/15/2017, MTN	53,000	53,322
Toyota Motor Credit Corp.
1.38%, 01/10/2018, MTN (H)	100,000	100,701
1.45%, 01/12/2018, MTN	103,000	103,751
2.10%, 01/17/2019, MTN	105,000	107,423
2.13%, 07/18/2019, MTN	225,000	231,017

		4,944,834

Diversified Financial Services - 0.7%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.95%, 02/01/2022(H)	150,000	150,000
AIG Global Funding 1.65%, 12/15/2017 (B)	97,000	97,423
American Honda Finance Corp.
1.55%, 12/11/2017, MTN	144,000	145,193
1.60%, 02/16/2018 (B)	213,000	215,042
2.25%, 08/15/2019, MTN	67,000	69,181
2.60%, 09/20/2016 (B)	205,000	205,791
Berkshire Hathaway, Inc.
2.75%, 03/15/2023	146,000	150,852
3.40%, 01/31/2022	397,000	428,485
3.75%, 08/15/2021(H)	134,000	147,856
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045 (B)	44,000	44,406
5.88%, 03/15/2021 (B)	170,000	199,199
CDP Financial, Inc. 4.40%, 11/25/2019 (B)	250,000	275,129

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
CME Group, Inc.
3.00%, 09/15/2022	$ 125,000	$ 132,689
3.00%, 03/15/2025 (H)	180,000	188,027
5.30%, 09/15/2043	32,000	40,884
Conoco Funding Co. 7.25%, 10/15/2031	25,000	31,841
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020 (B)	299,000	308,018
3.37%, 11/15/2025 (B)	819,000	888,803
4.42%, 11/15/2035 (B)	206,000	231,047
Intercontinental Exchange, Inc.
2.50%, 10/15/2018	38,000	39,064
4.00%, 10/15/2023	88,000	95,507
Jefferies Group LLC
6.45%, 06/08/2027	75,000	83,313
6.88%, 04/15/2021	180,000	204,424
Murray Street Investment Trust I 4.65% (I), 03/09/2017	100,000	102,246
Private Export Funding Corp. 3.55%, 01/15/2024	150,000	167,505
Protective Life Global Funding 2.70%, 11/25/2020 (B)	250,000	258,483
Voya Financial, Inc. 3.65%, 06/15/2026	95,000	95,448

		4,995,856

Diversified Telecommunication Services - 1.0%
AT&T, Inc.
3.00%, 02/15/2022 - 06/30/2022	664,000	678,621
3.40%, 05/15/2025	56,000	57,283
3.60%, 02/17/2023	270,000	281,658
3.80%, 03/15/2022	333,000	353,754
3.88%, 08/15/2021	100,000	107,733
3.95%, 01/15/2025	85,000	90,350
4.30%, 12/15/2042	373,000	361,144
4.35%, 06/15/2045	49,000	47,479
4.60%, 02/15/2021	125,000	136,786
4.75%, 05/15/2046	67,000	68,666
5.35%, 09/01/2040	203,000	222,060
5.50%, 02/01/2018	105,000	111,758
6.30%, 01/15/2038	50,000	60,121
6.38%, 03/01/2041	100,000	121,696
BellSouth Capital Funding Corp. 7.88%, 02/15/2030	100,000	128,807
BellSouth LLC
6.55%, 06/15/2034	350,000	410,236
6.88%, 10/15/2031	150,000	179,042
British Telecommunications PLC 9.38%, 12/15/2030	150,000	231,102
Centel Capital Corp. 9.00%, 10/15/2019	40,000	46,302
Deutsche Telekom International Finance BV
2.25%, 03/06/2017 (B)	150,000	150,995
8.75%, 06/15/2030	75,000	112,942
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (B)	39,000	38,917
3.48%, 06/15/2050 (B)	41,000	41,426

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Nippon Telegraph & Telephone Corp. 1.40%, 07/18/2017	$ 27,000	$ 27,064
Orange SA
2.75%, 09/14/2016	70,000	70,261
9.00%, 03/01/2031	263,000	407,314
Qwest Corp. 6.75%, 12/01/2021	148,000	160,121
Telefonica Emisiones SAU
3.19%, 04/27/2018	150,000	154,017
5.13%, 04/27/2020	41,000	45,257
Verizon Communications, Inc.
2.63%, 02/21/2020	221,000	228,705
4.15%, 03/15/2024	261,000	287,926
4.27%, 01/15/2036	30,000	30,702
4.40%, 11/01/2034	241,000	248,506
4.50%, 09/15/2020	229,000	254,180
4.52%, 09/15/2048	153,000	159,319
4.67%, 03/15/2055	494,000	499,651
4.86%, 08/21/2046	248,000	271,086
5.01%, 08/21/2054	33,000	34,899
5.15%, 09/15/2023	729,000	849,012
5.85%, 09/15/2035	75,000	91,038

		7,857,936

Electric Utilities - 1.1%
Alabama Power Co.
3.75%, 03/01/2045	118,000	122,710
5.60%, 03/15/2033	100,000	122,023
6.13%, 05/15/2038	11,000	14,584
American Electric Power Co., Inc. 1.65%, 12/15/2017	32,000	32,092
Appalachian Power Co. 6.70%, 08/15/2037	50,000	64,670
Arizona Public Service Co.
2.20%, 01/15/2020	100,000	102,432
4.50%, 04/01/2042	28,000	32,481
Baltimore Gas & Electric Co. 2.80%, 08/15/2022	95,000	98,418
Cleveland Electric Illuminating Co. 7.88%, 11/01/2017	50,000	53,987
Commonwealth Edison Co. 3.65%, 06/15/2046	81,000	82,757
Duke Energy Carolinas LLC
4.25%, 12/15/2041	21,000	23,531
6.00%, 12/01/2028 - 01/15/2038	148,000	194,007
Duke Energy Indiana LLC
3.75%, 07/15/2020 - 05/15/2046	200,000	212,482
6.35%, 08/15/2038	80,000	112,607
Duke Energy Progress LLC
2.80%, 05/15/2022	48,000	50,277
3.00%, 09/15/2021	55,000	58,707
3.25%, 08/15/2025	111,000	120,000
4.10%, 05/15/2042 - 03/15/2043	107,000	116,987
4.15%, 12/01/2044	65,000	71,578
5.30%, 01/15/2019	70,000	77,072
Edison International 2.95%, 03/15/2023	100,000	102,529
Electricite de France SA
2.15%, 01/22/2019 (B) (H)	80,000	81,643
6.00%, 01/22/2114 (B)	150,000	160,480

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Entergy Arkansas, Inc. 3.50%, 04/01/2026	$ 57,000	$ 62,471
Entergy Louisiana LLC 3.05%, 06/01/2031	94,000	96,289
Entergy Mississippi, Inc. 2.85%, 06/01/2028	83,000	84,314
Exelon Corp. 3.40%, 04/15/2026	63,000	65,843
Florida Power & Light Co.
3.13%, 12/01/2025	150,000	160,923
5.95%, 02/01/2038	50,000	68,602
Georgia Power Co. 3.25%, 04/01/2026	65,000	69,060
Hydro-Quebec 9.40%, 02/01/2021	250,000	329,910
Indiana Michigan Power Co.
3.20%, 03/15/2023	125,000	130,367
7.00%, 03/15/2019	30,000	34,085
Jersey Central Power & Light Co. 7.35%, 02/01/2019	15,000	16,917
John Sevier Combined Cycle Generation LLC 4.63%, 01/15/2042	65,235	76,388
Kansas City Power & Light Co.
3.15%, 03/15/2023	71,000	72,914
5.30%, 10/01/2041	100,000	118,767
Nevada Power Co.
5.38%, 09/15/2040	12,000	14,809
5.45%, 05/15/2041	50,000	63,433
6.50%, 08/01/2018	50,000	55,405
7.13%, 03/15/2019	140,000	161,685
NextEra Energy Capital Holdings, Inc.
2.40%, 09/15/2019	53,000	54,110
6.00%, 03/01/2019	25,000	27,718
Niagara Mohawk Power Corp.
3.51%, 10/01/2024 (B)	141,000	151,784
4.88%, 08/15/2019 (B)	40,000	43,792
NiSource Finance Corp. 5.80%, 02/01/2042	118,000	150,999
Ohio Power Co.
5.38%, 10/01/2021	50,000	58,052
6.05%, 05/01/2018	30,000	32,352
Oncor Electric Delivery Co. LLC
6.80%, 09/01/2018	65,000	72,236
7.00%, 09/01/2022	50,000	63,672
Pacific Gas & Electric Co.
2.45%, 08/15/2022	68,000	69,456
3.25%, 06/15/2023	50,000	53,321
3.50%, 06/15/2025	94,000	102,468
4.45%, 04/15/2042	17,000	19,111
4.50%, 12/15/2041	96,000	108,699
6.05%, 03/01/2034	250,000	333,089
PacifiCorp
2.95%, 06/01/2023	200,000	210,729
3.60%, 04/01/2024	105,000	115,332
3.85%, 06/15/2021	100,000	109,905
5.65%, 07/15/2018	25,000	27,342
PECO Energy Co.
2.38%, 09/15/2022	100,000	102,918
5.35%, 03/01/2018	50,000	53,440

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
PPL Capital Funding, Inc. 3.40%, 06/01/2023	$ 70,000	$ 73,045
Progress Energy, Inc. 3.15%, 04/01/2022	54,000	56,194
Public Service Co. of Colorado
2.25%, 09/15/2022 (H)	63,000	64,603
3.55%, 06/15/2046	53,000	54,603
5.80%, 08/01/2018	20,000	21,867
6.50%, 08/01/2038	45,000	65,138
Public Service Co. of Oklahoma
4.40%, 02/01/2021	30,000	32,846
6.63%, 11/15/2037	150,000	192,074
Public Service Electric & Gas Co.
1.80%, 06/01/2019, MTN	30,000	30,494
3.00%, 05/15/2025, MTN	167,000	178,440
5.38%, 11/01/2039, MTN	14,000	18,090
South Carolina Electric & Gas Co. 4.50%, 06/01/2064	26,000	26,886
Southern California Edison Co.
1.85%, 02/01/2022	60,000	59,614
3.50%, 10/01/2023	106,000	116,038
3.90%, 12/01/2041	30,000	32,169
5.50%, 08/15/2018	65,000	70,944
6.05%, 03/15/2039	60,000	82,026
Southern Co. 1.95%, 09/01/2016	13,000	13,020
Southern Power Co. 4.15%, 12/01/2025	91,000	98,403
Southwestern Electric Power Co. 6.45%, 01/15/2019	150,000	167,334
State Grid Overseas Investment, Ltd. 1.75%, 05/22/2018 (B)	200,000	200,747
Tri-State Generation & Transmission Association, Inc. 4.25%, 06/01/2046 (B)	62,000	64,043
Virginia Electric & Power Co.
2.95%, 01/15/2022	27,000	28,444
3.45%, 02/15/2024	21,000	22,744
4.45%, 02/15/2044	28,000	32,183
5.40%, 04/30/2018	100,000	107,383
8.88%, 11/15/2038	90,000	150,788
Wisconsin Electric Power Co.
2.95%, 09/15/2021	2,000	2,116
3.10%, 06/01/2025	82,000	87,273
Xcel Energy, Inc.
2.40%, 03/15/2021 (H)	100,000	102,805
4.80%, 09/15/2041	9,000	10,344
6.50%, 07/01/2036	80,000	106,589

		8,120,048

Electrical Equipment - 0.0% (J)
Eaton Corp.
1.50%, 11/02/2017	22,000	22,107
4.00%, 11/02/2032	21,000	22,410
5.80%, 03/15/2037	100,000	121,347
7.63%, 04/01/2024	75,000	95,542

		261,406

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.00%, 03/01/2018 (H)	$ 39,000	$ 39,400
4.50%, 03/01/2023	30,000	31,762
6.88%, 06/01/2018	40,000	43,146
7.50%, 01/15/2027	426,000	517,747

		632,055

Energy Equipment & Services - 0.3%
Boardwalk Pipelines, LP
4.95%, 12/15/2024	70,000	68,850
5.95%, 06/01/2026	42,000	44,117
Diamond Offshore Drilling, Inc.
4.88%, 11/01/2043	186,000	132,523
5.70%, 10/15/2039	100,000	75,762
Ensco PLC
5.20%, 03/15/2025	70,000	48,650
5.75%, 10/01/2044	50,000	30,000
Gulf South Pipeline Co., LP
4.00%, 06/15/2022	350,000	335,297
6.30%, 08/15/2017 (B)	150,000	151,877
Halliburton Co.
3.50%, 08/01/2023	157,000	162,850
7.45%, 09/15/2039	100,000	138,458
7.60%, 08/15/2096 (B)	50,000	65,507
National Oilwell Varco, Inc. 1.35%, 12/01/2017	26,000	25,812
Noble Holding International, Ltd.
3.95%, 03/15/2022	11,000	7,659
5.00%, 03/16/2018	42,000	41,370
5.25%, 03/15/2042	9,000	5,130
6.05%, 03/01/2041	120,000	72,000
7.95%, 04/01/2045	40,000	28,100
Schlumberger Holdings Corp. 3.63%, 12/21/2022 (B)	220,000	232,726
Schlumberger Investment SA 3.30%, 09/14/2021 (B)	41,000	43,448
Texas Eastern Transmission, LP 2.80%, 10/15/2022 (B)	81,000	79,391
Transocean, Inc.
5.05%, 10/15/2022	49,000	34,668
6.50%, 11/15/2020	50,000	44,435
7.50%, 04/15/2031 (H)	25,000	16,375
8.13%, 12/15/2021 (H)	102,000	86,190
9.10%, 12/15/2041	20,000	13,600

		1,984,795

Food & Staples Retailing - 0.4%
Costco Wholesale Corp. 2.25%, 02/15/2022	129,000	133,099
CVS Health Corp.
2.13%, 06/01/2021	331,000	335,070
2.75%, 12/01/2022	100,000	103,172
2.88%, 06/01/2026	160,000	163,508
3.50%, 07/20/2022	134,000	144,276
4.00%, 12/05/2023	89,000	98,421
5.30%, 12/05/2043	58,000	72,403
CVS Pass-Through Trust 5.93%, 01/10/2034 (B)	61,287	71,053

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing (continued)
Kroger Co.
2.20%, 01/15/2017	$ 33,000	$ 33,204
4.00%, 02/01/2024	135,000	149,708
5.00%, 04/15/2042	130,000	149,968
5.40%, 07/15/2040	12,000	14,441
6.15%, 01/15/2020	50,000	57,557
6.40%, 08/15/2017	55,000	58,192
7.50%, 04/01/2031	220,000	307,718
Sysco Corp. 3.75%, 10/01/2025	75,000	80,247
Walgreen Co.
3.10%, 09/15/2022	490,000	504,748
4.40%, 09/15/2042	70,000	70,795
Walgreens Boots Alliance, Inc.
3.10%, 06/01/2023	89,000	90,648
3.80%, 11/18/2024	100,000	105,948
4.50%, 11/18/2034	185,000	194,166

		2,938,342

Food Products - 0.3%
Bunge NA Finance, LP 5.90%, 04/01/2017	16,000	16,513
Bunge, Ltd. Finance Corp.
3.50%, 11/24/2020	61,000	63,941
8.50%, 06/15/2019	55,000	64,310
Cargill, Inc.
3.30%, 03/01/2022 (B)	70,000	74,011
6.00%, 11/27/2017 (B)	100,000	106,672
ConAgra Foods, Inc. 2.10%, 03/15/2018	23,000	23,215
Kellogg Co. 1.75%, 05/17/2017	38,000	38,238
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (B)	330,000	342,686
3.50%, 06/06/2022	64,000	68,065
3.95%, 07/15/2025 (B)	215,000	233,765
5.00%, 06/04/2042	59,000	67,833
6.13%, 08/23/2018	73,000	80,057
6.50%, 02/09/2040	75,000	99,165
6.88%, 01/26/2039	356,000	486,116
Mead Johnson Nutrition Co. 4.13%, 11/15/2025	184,000	200,699
Mondelez International, Inc. 4.00%, 02/01/2024	150,000	164,050
Tyson Foods, Inc.
3.95%, 08/15/2024	146,000	157,599
4.88%, 08/15/2034	170,000	189,655

		2,476,590

Gas Utilities - 0.1%
AGL Capital Corp.
3.25%, 06/15/2026	39,000	39,861
3.50%, 09/15/2021	75,000	79,609
4.40%, 06/01/2043	63,000	64,438
5.88%, 03/15/2041	146,000	178,147
6.38%, 07/15/2016	100,000	100,115
Atmos Energy Corp.
4.13%, 10/15/2044	75,000	81,758
4.15%, 01/15/2043	138,000	146,732
8.50%, 03/15/2019	35,000	41,262

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Gas Utilities (continued)
Boston Gas Co. 4.49%, 02/15/2042 (B)	$ 26,000	$ 28,234
CenterPoint Energy Resources Corp. 5.85%, 01/15/2041	100,000	116,059
Dominion Gas Holdings LLC 2.80%, 11/15/2020 (H)	59,000	60,967

		937,182

Health Care Equipment & Supplies - 0.1%
Becton Dickinson and Co.
2.68%, 12/15/2019	33,000	33,941
3.73%, 12/15/2024	40,000	43,086
Medtronic, Inc.
3.15%, 03/15/2022	175,000	186,755
4.38%, 03/15/2035	205,000	231,884
Stryker Corp. 3.50%, 03/15/2026 (H)	38,000	40,313

		535,979

Health Care Providers & Services - 0.4%
Aetna, Inc.
2.80%, 06/15/2023	75,000	76,613
4.25%, 06/15/2036	46,000	47,526
4.50%, 05/15/2042	26,000	27,524
6.75%, 12/15/2037	50,000	67,816
Anthem, Inc.
2.30%, 07/15/2018	70,000	71,007
3.13%, 05/15/2022	62,000	64,143
3.30%, 01/15/2023	28,000	28,922
4.63%, 05/15/2042	50,000	52,448
4.65%, 01/15/2043 - 08/15/2044	184,000	194,799
Cardinal Health, Inc. 3.75%, 09/15/2025 (H)	75,000	81,595
Express Scripts Holding Co.
3.00%, 07/15/2023 (G)	76,000	76,085
3.50%, 06/15/2024	150,000	154,853
4.50%, 02/25/2026	85,000	93,385
4.80%, 07/15/2046 (G)	93,000	92,876
Laboratory Corp. of America Holdings 3.20%, 02/01/2022	249,000	257,561
Quest Diagnostics, Inc. 3.45%, 06/01/2026	39,000	40,344
Roche Holdings, Inc. 3.35%, 09/30/2024 (B)	300,000	325,468
Texas Health Resources 4.33%, 11/15/2055	250,000	281,253
UnitedHealth Group, Inc.
1.70%, 02/15/2019	55,000	55,580
2.13%, 03/15/2021	100,000	101,882
2.75%, 02/15/2023	23,000	23,642
2.88%, 03/15/2023	50,000	52,053
3.10%, 03/15/2026	100,000	104,266
3.35%, 07/15/2022	56,000	59,910
3.38%, 11/15/2021	94,000	101,454
4.63%, 07/15/2035	140,000	162,596
6.63%, 11/15/2037	80,000	113,091

		2,808,692

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.0% (J)
McDonald’s Corp.
4.70%, 12/09/2035, MTN	$ 105,000	$ 118,445
6.30%, 10/15/2037, MTN	63,000	83,609
Starbucks Corp. 4.30%, 06/15/2045	109,000	129,473

		331,527

Household Products - 0.0% (J)
Kimberly-Clark Corp.
2.40%, 03/01/2022	20,000	20,776
7.50%, 11/01/2018	15,000	17,155

		37,931

Independent Power & Renewable Electricity Producers - 0.1%
Exelon Generation Co. LLC
2.95%, 01/15/2020	204,000	209,847
4.00%, 10/01/2020 (H)	60,000	64,001
4.25%, 06/15/2022 (H)	80,000	85,325
PSEG Power LLC
4.15%, 09/15/2021	125,000	133,445
4.30%, 11/15/2023 (H)	37,000	38,861

		531,479

Industrial Conglomerates - 0.3%
Danaher Corp. 2.40%, 09/15/2020	56,000	58,414
General Electric Co.
1.60%, 11/20/2017, MTN	127,000	128,133
2.10%, 12/11/2019	20,000	20,633
2.20%, 01/09/2020, MTN	129,000	132,961
2.30%, 04/27/2017, MTN	75,000	75,748
2.70%, 10/09/2022	64,000	67,168
3.10%, 01/09/2023, MTN	230,000	245,688
3.15%, 09/07/2022, MTN	86,000	92,294
3.38%, 03/11/2024	131,000	142,582
4.38%, 09/16/2020, MTN	108,000	120,285
4.65%, 10/17/2021, MTN	390,000	446,617
5.30%, 02/11/2021	25,000	29,005
5.50%, 01/08/2020, MTN	180,000	205,744
6.75%, 03/15/2032, MTN	61,000	85,611
Koninklijke Philips NV
3.75%, 03/15/2022	100,000	107,402
5.75%, 03/11/2018	14,000	14,971
7.20%, 06/01/2026	20,000	25,340

		1,998,596

Insurance - 0.8%
AIG SunAmerica Global Financing X 6.90%, 03/15/2032 (B)	200,000	260,231
Allstate Corp. 3.15%, 06/15/2023	41,000	43,600
American International Group, Inc.
3.75%, 07/10/2025	81,000	82,556
3.88%, 01/15/2035	111,000	106,279
4.13%, 02/15/2024	71,000	74,900
Aon Corp. 6.25%, 09/30/2040	18,000	22,888
Aon PLC
3.50%, 06/14/2024	100,000	102,923
3.88%, 12/15/2025	143,000	150,827

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Berkshire Hathaway Finance Corp.
1.30%, 05/15/2018	$ 97,000	$ 97,610
3.00%, 05/15/2022	25,000	26,709
4.30%, 05/15/2043	83,000	92,119
4.40%, 05/15/2042	221,000	248,077
5.40%, 05/15/2018 (H)	50,000	54,078
Chubb INA Holdings, Inc.
2.88%, 11/03/2022	73,000	76,361
3.15%, 03/15/2025	231,000	241,199
3.35%, 05/03/2026	50,000	53,295
CNA Financial Corp.
3.95%, 05/15/2024	26,000	27,341
4.50%, 03/01/2026	19,000	20,224
Jackson National Life Global Funding 3.05%, 04/29/2026 (B)	95,000	96,274
Liberty Mutual Group, Inc.
5.00%, 06/01/2021 (B)	47,000	51,898
6.50%, 03/15/2035 (B)	130,000	159,495
Lincoln National Corp.
4.00%, 09/01/2023	150,000	155,945
4.20%, 03/15/2022	162,000	173,756
4.85%, 06/24/2021	12,000	13,269
Marsh & McLennan Cos., Inc.
2.35%, 03/06/2020	176,000	179,570
3.30%, 03/14/2023	17,000	17,747
3.50%, 03/10/2025	129,000	134,045
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (B)	26,000	30,190
7.63%, 11/15/2023 (B)	250,000	310,833
MassMutual Global Funding II 2.50%, 10/17/2022 (B) (H)	100,000	101,354
Metropolitan Life Global Funding I
1.50%, 01/10/2018 (B) (H)	214,000	215,234
2.30%, 04/10/2019 (B)	150,000	153,500
3.00%, 01/10/2023 (B)	150,000	153,783
3.65%, 06/14/2018 (B) (H)	125,000	130,645
3.88%, 04/11/2022 (B)	200,000	217,553
Nationwide Mutual Insurance Co. 9.38%, 08/15/2039 (B)	195,000	296,467
New York Life Global Funding 2.15%, 06/18/2019 (B)	293,000	300,143
Pacific Life Insurance Co. 9.25%, 06/15/2039 (B)	150,000	227,431
Principal Financial Group, Inc. 1.85%, 11/15/2017	13,000	13,071
Principal Life Global Funding II 1.50%, 09/11/2017 (B)	200,000	200,904
Prudential Insurance Co. of America 8.30%, 07/01/2025 (B)	450,000	599,886
Reliance Standard Life Global Funding II 3.05%, 01/20/2021 (B)	101,000	104,375
Travelers Cos., Inc. 5.80%, 05/15/2018	50,000	54,234

		5,872,819

Internet & Catalog Retail - 0.1%
Amazon.com, Inc.
3.80%, 12/05/2024	197,000	220,804
4.80%, 12/05/2034	157,000	184,664

		405,468

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet Software & Services - 0.1%
eBay, Inc.
2.60%, 07/15/2022	$ 455,000	$ 450,539
3.45%, 08/01/2024	139,000	142,080

		592,619

IT Services - 0.1%
International Business Machines Corp.
1.80%, 05/17/2019	100,000	101,755
2.25%, 02/19/2021 (H)	348,000	358,842
6.22%, 08/01/2027	250,000	328,409
Total System Services, Inc. 4.80%, 04/01/2026	75,000	81,329
Xerox Corp.
2.75%, 09/01/2020	150,000	144,584
2.95%, 03/15/2017	26,000	26,225
5.63%, 12/15/2019	61,000	65,390
6.75%, 02/01/2017	50,000	51,342

		1,157,876

Life Sciences Tools & Services - 0.0% (J)
Thermo Fisher Scientific, Inc.
3.00%, 04/15/2023	57,000	58,190
3.15%, 01/15/2023	35,000	35,763
3.60%, 08/15/2021	22,000	23,322
4.15%, 02/01/2024	34,000	37,107

		154,382

Machinery - 0.2%
Caterpillar Financial Services Corp.
1.00%, 11/25/2016, MTN	200,000	200,102
2.85%, 06/01/2022, MTN	46,000	48,143
3.25%, 12/01/2024, MTN (H)	130,000	139,364
7.05%, 10/01/2018, MTN	125,000	140,363
Caterpillar, Inc. 2.60%, 06/26/2022	35,000	36,097
Deere & Co.
2.60%, 06/08/2022	74,000	75,998
3.90%, 06/09/2042	32,000	34,164
Illinois Tool Works, Inc.
3.50%, 03/01/2024	100,000	109,328
3.90%, 09/01/2042	280,000	301,025
Ingersoll-Rand Co. 6.39%, 11/15/2027	25,000	30,307
Ingersoll-Rand Global Holding Co., Ltd. 4.25%, 06/15/2023	81,000	89,919
Ingersoll-Rand Luxembourg Finance SA 2.63%, 05/01/2020	80,000	81,291
Parker-Hannifin Corp.
4.45%, 11/21/2044, MTN	85,000	100,195
5.50%, 05/15/2018, MTN	20,000	21,707
Pentair Finance SA 2.90%, 09/15/2018	242,000	244,451
Roper Technologies, Inc. 3.00%, 12/15/2020	42,000	43,422

		1,695,876

Media - 0.8%
21st Century Fox America, Inc.
6.65%, 11/15/2037	50,000	65,570
7.30%, 04/30/2028	50,000	66,266

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
21st Century Fox America, Inc. (continued)
8.88%, 04/26/2023	$ 80,000	$ 108,912
9.50%, 07/15/2024	70,000	101,107
CBS Corp.
3.70%, 08/15/2024	287,000	299,719
4.00%, 01/15/2026	83,000	88,592
Charter Communications Operating LLC / Charter Communications Operating Capital
4.46%, 07/23/2022 (B)	317,000	340,691
6.38%, 10/23/2035 (B)	92,000	108,945
6.83%, 10/23/2055 (B)	125,000	148,627
Comcast Corp.
2.75%, 03/01/2023	53,000	55,505
4.20%, 08/15/2034	167,000	183,877
4.25%, 01/15/2033	173,000	190,882
6.45%, 03/15/2037	50,000	68,799
6.50%, 01/15/2017 - 11/15/2035	300,000	399,001
Cox Communications, Inc.
3.25%, 12/15/2022 (B)	55,000	54,847
4.80%, 02/01/2035 (B)	350,000	327,031
8.38%, 03/01/2039 (B)	60,000	72,505
Discovery Communications LLC
4.38%, 06/15/2021	80,000	85,901
4.95%, 05/15/2042	200,000	173,631
Historic TW, Inc. 9.15%, 02/01/2023	500,000	672,093
NBCUniversal Media LLC
4.38%, 04/01/2021	50,000	56,028
6.40%, 04/30/2040	170,000	237,043
SES SA 3.60%, 04/04/2023 (B)	100,000	100,643
Thomson Reuters Corp.
3.85%, 09/29/2024	254,000	270,682
3.95%, 09/30/2021	126,000	134,370
4.50%, 05/23/2043	59,000	58,481
4.70%, 10/15/2019	15,000	16,225
Time Warner Cable, Inc.
5.50%, 09/01/2041	90,000	94,535
6.75%, 07/01/2018	60,000	65,792
7.30%, 07/01/2038	100,000	125,224
8.75%, 02/14/2019	50,000	58,380
Time Warner Cos., Inc. 7.57%, 02/01/2024	40,000	50,798
Time Warner Entertainment Co., LP 8.38%, 07/15/2033	75,000	101,619
Time Warner, Inc.
3.55%, 06/01/2024	250,000	265,599
3.60%, 07/15/2025	135,000	142,850
Viacom, Inc.
2.75%, 12/15/2019	53,000	53,769
3.13%, 06/15/2022	80,000	79,876
3.88%, 12/15/2021	72,000	75,967
4.38%, 03/15/2043	93,000	75,123
4.50%, 02/27/2042	25,000	20,742
4.85%, 12/15/2034	32,000	29,833
6.88%, 04/30/2036	150,000	164,667
Walt Disney Co. 3.00%, 02/13/2026 (H)	450,000	484,108

		6,374,855

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 0.2%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023 (H)	$ 131,000	$ 142,550
5.00%, 09/30/2043	50,000	58,099
Freeport Minerals Corp. 9.50%, 06/01/2031	250,000	237,500
Freeport-McMoRan, Inc.
2.15%, 03/01/2017	134,000	132,995
3.88%, 03/15/2023	112,000	98,000
5.40%, 11/14/2034	207,000	164,565
5.45%, 03/15/2043	184,000	147,660
Nucor Corp. 4.00%, 08/01/2023	45,000	48,058
Placer Dome, Inc. 6.45%, 10/15/2035	40,000	42,715
Teck Resources, Ltd.
3.75%, 02/01/2023	77,000	58,520
4.75%, 01/15/2022	277,000	234,037

		1,364,699

Multi-Utilities - 0.2%
Berkshire Hathaway Energy Co.
2.40%, 02/01/2020	82,000	84,227
3.50%, 02/01/2025	104,000	112,166
4.50%, 02/01/2045	75,000	84,191
CMS Energy Corp. 3.00%, 05/15/2026	73,000	74,577
Consumers Energy Co.
2.85%, 05/15/2022	20,000	20,822
5.65%, 04/15/2020	20,000	22,927
6.13%, 03/15/2019	100,000	113,379
Delmarva Power & Light Co. 4.00%, 06/01/2042	47,000	49,653
Dominion Resources, Inc. 5.25%, 08/01/2033	100,000	110,982
DTE Electric Co.
2.65%, 06/15/2022	20,000	20,849
3.70%, 03/15/2045	123,000	130,380
DTE Energy Co.
2.40%, 12/01/2019	69,000	70,453
3.30%, 06/15/2022	79,000	83,260
3.85%, 12/01/2023	46,000	49,687
San Diego Gas & Electric Co.
3.95%, 11/15/2041	44,000	47,413
6.00%, 06/01/2026	50,000	65,527
Sempra Energy
2.88%, 10/01/2022	70,000	71,611
3.55%, 06/15/2024	165,000	172,941
4.05%, 12/01/2023	72,000	77,894
9.80%, 02/15/2019	50,000	60,182
WEC Energy Group, Inc. 3.55%, 06/15/2025	144,000	154,518

		1,677,639

Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc.
2.88%, 02/15/2023	274,000	260,663
4.38%, 09/01/2023	112,000	116,343
4.50%, 12/15/2034	79,000	69,985
6.90%, 01/15/2032	120,000	128,398
7.45%, 07/15/2017	30,000	31,770

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multiline Retail (continued)
Nordstrom, Inc. 4.00%, 10/15/2021 (H)	$ 35,000	$ 37,423

		644,582

Oil, Gas & Consumable Fuels - 2.5%
Anadarko Finance Co. 7.50%, 05/01/2031	100,000	119,726
Anadarko Petroleum Corp. 8.70%, 03/15/2019	80,000	91,234
Apache Corp.
2.63%, 01/15/2023	100,000	99,053
3.25%, 04/15/2022	14,000	14,342
4.75%, 04/15/2043	57,000	58,600
BP Capital Markets PLC
1.38%, 11/06/2017	40,000	40,140
1.85%, 05/05/2017	89,000	89,503
2.24%, 05/10/2019	150,000	154,034
2.75%, 05/10/2023	254,000	255,938
3.25%, 05/06/2022	96,000	100,749
3.54%, 11/04/2024	300,000	316,118
3.81%, 02/10/2024 (H)	116,000	124,272
Buckeye Partners, LP
4.88%, 02/01/2021	300,000	315,162
5.85%, 11/15/2043	100,000	97,218
Burlington Resources Finance Co. 7.40%, 12/01/2031	25,000	32,636
Canadian Natural Resources, Ltd.
1.75%, 01/15/2018	125,000	123,906
5.90%, 02/01/2018	25,000	26,412
6.25%, 03/15/2038	140,000	152,190
6.45%, 06/30/2033	124,000	135,353
7.20%, 01/15/2032	20,000	22,215
Cenovus Energy, Inc.
3.00%, 08/15/2022	325,000	296,679
4.45%, 09/15/2042	42,000	33,422
6.75%, 11/15/2039	89,000	93,462
Chevron Corp.
2.36%, 12/05/2022	60,000	60,902
2.57%, 05/16/2023	400,000	408,518
CNOOC Finance LLC 3.50%, 05/05/2025	235,000	238,066
CNOOC Finance Pty, Ltd. 2.63%, 05/05/2020	230,000	232,120
CNOOC Nexen Finance ULC 4.25%, 04/30/2024	209,000	221,494
ConocoPhillips Canada Funding Co. I 5.63%, 10/15/2016	100,000	101,223
ConocoPhillips Co.
2.20%, 05/15/2020 (H)	82,000	82,805
3.35%, 11/15/2024 (H)	225,000	231,782
5.75%, 02/01/2019	75,000	82,512
ConocoPhillips Holding Co. 6.95%, 04/15/2029	100,000	124,807
Devon Energy Corp.
3.25%, 05/15/2022	64,000	62,067
4.75%, 05/15/2042	52,000	46,604
6.30%, 01/15/2019 (H)	30,000	32,500
7.95%, 04/15/2032	150,000	171,873

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Devon Financing Co. LLC 7.88%, 09/30/2031	$ 100,000	$ 116,367
Ecopetrol SA
4.13%, 01/16/2025	100,000	90,470
5.38%, 06/26/2026	116,000	112,810
5.88%, 09/18/2023 (H)	71,000	73,130
Encana Corp. 6.50%, 05/15/2019 - 08/15/2034	80,000	82,498
Energy Transfer Partners, LP
3.60%, 02/01/2023	143,000	137,029
4.75%, 01/15/2026	123,000	126,494
5.15%, 03/15/2045	39,000	35,439
Eni SpA 5.70%, 10/01/2040 (B)	125,000	130,820
EnLink Midstream Partners, LP
2.70%, 04/01/2019	131,000	127,322
4.15%, 06/01/2025	238,000	219,344
5.05%, 04/01/2045	58,000	47,392
Enterprise Products Operating LLC
3.35%, 03/15/2023	304,000	312,290
3.75%, 02/15/2025	110,000	114,728
3.90%, 02/15/2024	158,000	167,220
4.90%, 05/15/2046	36,000	38,784
4.95%, 10/15/2054	46,000	46,487
5.10%, 02/15/2045	39,000	42,682
5.75%, 03/01/2035	200,000	220,689
5.95%, 02/01/2041	36,000	42,246
EOG Resources, Inc.
2.63%, 03/15/2023	36,000	35,861
5.10%, 01/15/2036	157,000	179,155
Exxon Mobil Corp.
2.40%, 03/06/2022	300,000	307,679
2.73%, 03/01/2023	235,000	245,342
4.11%, 03/01/2046	128,000	144,361
Hess Corp. 7.88%, 10/01/2029	25,000	29,775
Kerr-McGee Corp. 7.88%, 09/15/2031	250,000	297,863
Magellan Midstream Partners, LP
3.20%, 03/15/2025	68,000	67,480
4.25%, 02/01/2021	167,000	180,726
5.15%, 10/15/2043	178,000	189,925
Marathon Oil Corp.
2.80%, 11/01/2022	160,000	145,108
6.60%, 10/01/2037	130,000	131,420
Marathon Petroleum Corp. 3.63%, 09/15/2024	145,000	142,389
Noble Energy, Inc.
4.15%, 12/15/2021	120,000	126,177
5.05%, 11/15/2044	100,000	100,703
5.63%, 05/01/2021	74,000	77,085
Occidental Petroleum Corp.
2.70%, 02/15/2023	40,000	40,669
3.40%, 04/15/2026	46,000	48,516
3.50%, 06/15/2025	91,000	96,162
4.63%, 06/15/2045	39,000	43,490
ONEOK Partners, LP
3.20%, 09/15/2018	105,000	106,104

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
ONEOK Partners, LP (continued)
3.38%, 10/01/2022	$ 95,000	$ 92,948
4.90%, 03/15/2025 (H)	470,000	492,878
6.65%, 10/01/2036	210,000	219,792
Petro-Canada
6.05%, 05/15/2018	40,000	43,019
6.80%, 05/15/2038	50,000	65,041
Petrobras Global Finance BV 7.88%, 03/15/2019	100,000	103,250
Petroleos Mexicanos
4.25%, 01/15/2025 (H)	67,000	64,521
4.50%, 01/23/2026	205,000	197,292
4.88%, 01/18/2024	44,000	44,607
5.63%, 01/23/2046	129,000	117,583
6.38%, 02/04/2021 (B)	112,000	121,778
6.38%, 01/23/2045	106,000	106,530
6.88%, 08/04/2026 (B)	120,000	134,160
Phillips 66
2.95%, 05/01/2017	33,000	33,483
4.30%, 04/01/2022	17,000	18,567
Plains All American Pipeline, LP / PAA Finance Corp.
2.60%, 12/15/2019	71,000	69,170
3.60%, 11/01/2024	250,000	234,774
4.65%, 10/15/2025 (H)	350,000	353,376
4.90%, 02/15/2045	162,000	144,817
Shell International Finance BV
1.13%, 08/21/2017	85,000	85,257
2.13%, 05/11/2020	175,000	178,610
2.88%, 05/10/2026	440,000	447,032
4.00%, 05/10/2046	444,000	452,839
4.13%, 05/11/2035	253,000	272,831
6.38%, 12/15/2038	150,000	203,768
Sinopec Group Overseas Development, Ltd. 4.38%, 10/17/2023 (B)	208,000	224,533
Spectra Energy Capital LLC
3.30%, 03/15/2023	130,000	124,938
5.65%, 03/01/2020	150,000	160,736
7.50%, 09/15/2038	140,000	160,303
8.00%, 10/01/2019	120,000	137,762
Spectra Energy Partners, LP
2.95%, 09/25/2018	80,000	81,534
3.50%, 03/15/2025	125,000	127,878
5.95%, 09/25/2043	63,000	74,485
Statoil ASA
1.15%, 05/15/2018	167,000	167,150
2.65%, 01/15/2024	214,000	215,985
2.75%, 11/10/2021	31,000	32,413
3.15%, 01/23/2022	33,000	34,646
3.25%, 11/10/2024 (H)	107,000	112,997
4.25%, 11/23/2041	27,000	28,421
Suncor Energy, Inc. 3.60%, 12/01/2024	210,000	220,852
Sunoco Logistics Partners Operations, LP
4.25%, 04/01/2024	47,000	47,476
4.95%, 01/15/2043	198,000	183,083
5.30%, 04/01/2044	50,000	49,194
5.35%, 05/15/2045	133,000	131,794
5.50%, 02/15/2020	180,000	193,938
5.95%, 12/01/2025 (H)	100,000	112,286

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Tosco Corp. 7.80%, 01/01/2027	$ 100,000	$ 126,650
Total Capital Canada, Ltd. 2.75%, 07/15/2023	70,000	71,944
Total Capital International SA
1.50%, 02/17/2017	55,000	55,163
1.55%, 06/28/2017	66,000	66,343
2.70%, 01/25/2023	150,000	154,275
2.75%, 06/19/2021	250,000	259,880
3.75%, 04/10/2024 (H)	29,000	31,920
TransCanada PipeLines, Ltd.
1.88%, 01/12/2018	51,000	51,245
3.13%, 01/15/2019	112,000	115,672
3.75%, 10/16/2023	100,000	107,058
4.88%, 01/15/2026	162,000	185,003
6.20%, 10/15/2037	100,000	122,426
7.13%, 01/15/2019	70,000	78,786
Western Gas Partners, LP
4.65%, 07/01/2026 (G)	76,000	76,685
5.38%, 06/01/2021	69,000	72,750
5.45%, 04/01/2044	118,000	110,663

		18,516,658

Pharmaceuticals - 0.3%
Actavis Funding SCS
3.45%, 03/15/2022	302,000	313,645
4.55%, 03/15/2035	217,000	223,015
Actavis, Inc. 3.25%, 10/01/2022	38,000	38,824
Allergan, Inc.
2.80%, 03/15/2023	250,000	248,572
3.38%, 09/15/2020	91,000	94,900
Baxalta, Inc.
3.60%, 06/23/2022	67,000	69,149
5.25%, 06/23/2045	28,000	30,370
Bayer US Finance LLC 3.38%, 10/08/2024 (B)	200,000	207,899
Forest Laboratories LLC 5.00%, 12/15/2021 (B)	139,000	155,560
Johnson & Johnson 3.55%, 03/01/2036	90,000	99,432
Merck & Co., Inc.
2.35%, 02/10/2022	86,000	88,588
2.40%, 09/15/2022	62,000	63,760
2.80%, 05/18/2023	94,000	98,682
3.70%, 02/10/2045	20,000	21,193
Mylan NV
3.95%, 06/15/2026 (B)	93,000	94,115
5.25%, 06/15/2046 (B)	64,000	66,668
Mylan, Inc. 3.13%, 01/15/2023 (B)	50,000	49,650
Zoetis, Inc.
1.88%, 02/01/2018	26,000	26,076
3.25%, 02/01/2023	130,000	132,473
3.45%, 11/13/2020	37,000	38,198
4.50%, 11/13/2025	70,000	77,199
4.70%, 02/01/2043	26,000	25,762

		2,263,730

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Professional Services - 0.0% (J)
Equifax, Inc. 2.30%, 06/01/2021	$ 57,000	$ 57,806

Real Estate Investment Trusts - 0.5%
American Tower Corp.
3.38%, 10/15/2026	100,000	100,520
3.50%, 01/31/2023	100,000	103,475
4.70%, 03/15/2022	70,000	77,247
5.00%, 02/15/2024	57,000	64,467
AvalonBay Communities, Inc. 2.85%, 03/15/2023, MTN	130,000	132,061
Boston Properties, LP 3.65%, 02/01/2026	74,000	78,863
Crown Castle International Corp.
4.88%, 04/15/2022	130,000	142,766
5.25%, 01/15/2023	70,000	78,544
Duke Realty, LP 3.25%, 06/30/2026	43,000	43,597
Equity Commonwealth 5.88%, 09/15/2020	312,000	346,431
ERP Operating, LP
3.00%, 04/15/2023	50,000	51,350
4.63%, 12/15/2021	46,000	51,944
HCP, Inc.
2.63%, 02/01/2020	76,000	76,609
3.40%, 02/01/2025	95,000	91,858
3.88%, 08/15/2024	176,000	176,976
4.20%, 03/01/2024	30,000	30,898
4.25%, 11/15/2023	58,000	60,193
National Retail Properties, Inc. 4.00%, 11/15/2025	204,000	216,453
Prologis, LP
3.75%, 11/01/2025	32,000	34,107
4.25%, 08/15/2023	76,000	84,154
Realty Income Corp. 3.25%, 10/15/2022	390,000	399,949
Simon Property Group, LP
2.15%, 09/15/2017	167,000	168,747
3.75%, 02/01/2024	200,000	218,150
4.13%, 12/01/2021	67,000	74,278
Ventas Realty, LP
3.50%, 02/01/2025	54,000	55,354
3.75%, 05/01/2024	44,000	45,992
4.13%, 01/15/2026	45,000	48,359
Ventas Realty, LP / Ventas Capital Corp. 3.25%, 08/15/2022	170,000	175,690
Welltower, Inc.
4.00%, 06/01/2025	74,000	77,775
4.25%, 04/01/2026	200,000	215,006
4.50%, 01/15/2024	73,000	79,159

		3,600,972

Road & Rail - 0.4%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	50,000	52,583
3.05%, 03/15/2022	87,000	92,751
3.45%, 09/15/2021	22,000	23,842
3.60%, 09/01/2020	25,000	26,863
3.75%, 04/01/2024	124,000	137,011
4.38%, 09/01/2042	88,000	97,840

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail (continued)
Burlington Northern Santa Fe LLC (continued)
5.15%, 09/01/2043	$ 154,000	$ 187,953
5.65%, 05/01/2017	50,000	51,934
6.70%, 08/01/2028	50,000	68,417
Canadian Pacific Railway Co.
2.90%, 02/01/2025	208,000	211,218
4.50%, 01/15/2022	370,000	408,222
6.13%, 09/15/2115	27,000	33,661
7.13%, 10/15/2031	50,000	70,049
CSX Corp.
3.40%, 08/01/2024	350,000	376,159
3.95%, 05/01/2050	42,000	42,040
4.10%, 03/15/2044	16,000	17,093
4.25%, 06/01/2021	22,000	24,107
5.50%, 04/15/2041	37,000	47,391
7.90%, 05/01/2017	60,000	63,325
Norfolk Southern Corp.
3.25%, 12/01/2021	55,000	58,152
3.95%, 10/01/2042	35,000	36,111
6.00%, 03/15/2105 - 05/23/2111	290,000	353,119
Union Pacific Corp.
2.95%, 01/15/2023	16,000	16,940
3.65%, 02/15/2024	37,000	40,910
4.16%, 07/15/2022	7,000	7,878
4.30%, 06/15/2042	20,000	22,118
Union Pacific Railroad Co. Pass-Through Trust
2.70%, 05/12/2027	289,699	289,829
4.70%, 01/02/2024	53,474	57,484

		2,915,000

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.
3.10%, 07/29/2022	40,000	42,829
3.30%, 10/01/2021	46,000	49,870
3.70%, 07/29/2025	107,000	118,847
4.00%, 12/15/2032	221,000	239,089
Texas Instruments, Inc. 1.65%, 08/03/2019	183,000	185,409

		636,044

Software - 0.4%
Intuit, Inc. 5.75%, 03/15/2017	215,000	221,999
Microsoft Corp.
0.88%, 11/15/2017	23,000	23,030
2.13%, 11/15/2022	34,000	34,546
2.38%, 02/12/2022 - 05/01/2023	206,000	211,709
3.50%, 02/12/2035	55,000	56,907
3.63%, 12/15/2023	111,000	123,017
4.00%, 02/12/2055	57,000	57,481
4.20%, 11/03/2035	103,000	116,657
4.75%, 11/03/2055	109,000	123,327
Oracle Corp.
2.40%, 09/15/2023 (G)	101,000	101,360
2.80%, 07/08/2021	281,000	294,944
2.95%, 05/15/2025	450,000	467,680
3.85%, 07/15/2036 (G)	200,000	200,519
4.30%, 07/08/2034	407,000	432,854
5.75%, 04/15/2018	100,000	108,255

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Oracle Corp. (continued)
6.13%, 07/08/2039	$ 82,000	$ 107,210
6.50%, 04/15/2038	30,000	40,849

		2,722,344

Specialty Retail - 0.1%
Bed Bath & Beyond, Inc. 4.92%, 08/01/2034	323,000	300,037
Gap, Inc. 5.95%, 04/12/2021 (H)	50,000	52,149
Home Depot, Inc.
2.63%, 06/01/2022	40,000	41,862
3.00%, 04/01/2026	53,000	56,327
4.25%, 04/01/2046	121,000	138,719
Lowe’s Cos., Inc.
3.13%, 09/15/2024	75,000	80,500
3.38%, 09/15/2025	119,000	130,131
4.65%, 04/15/2042	54,000	62,925
5.13%, 11/15/2041	33,000	40,612
5.50%, 10/15/2035	150,000	186,951

		1,090,213

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
0.89% (A), 05/03/2018 (H)	138,000	138,210
2.15%, 02/09/2022 (H)	273,000	278,233
2.40%, 05/03/2023	256,000	260,698
2.85%, 05/06/2021 - 02/23/2023	332,000	350,215
3.20%, 05/13/2025	192,000	203,563
3.45%, 02/09/2045	125,000	117,456
4.50%, 02/23/2036	85,000	95,667
Dell, Inc. 7.10%, 04/15/2028 (H)	25,000	24,500
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
4.42%, 06/15/2021 (B)	115,000	118,366
5.45%, 06/15/2023 (B)	146,000	151,486
6.02%, 06/15/2026 (B)	129,000	134,481
HP, Inc.
4.38%, 09/15/2021	24,000	25,852
6.00%, 09/15/2041	82,000	78,566

		1,977,293

Trading Companies & Distributors - 0.0% (J)
Air Lease Corp. 3.88%, 04/01/2021	130,000	133,900
WW Grainger, Inc. 4.60%, 06/15/2045	128,000	151,884

		285,784

Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.88%, 07/17/2018 (B)	53,000	53,976
3.38%, 02/01/2022 (B)	277,000	282,483
4.25%, 01/17/2023 (B)	100,000	104,710
Ryder System, Inc.
2.50%, 03/01/2017 - 05/11/2020, MTN	161,000	162,888
2.65%, 03/02/2020, MTN	79,000	80,007
2.88%, 09/01/2020, MTN	69,000	70,189

		754,253

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Water Utilities - 0.0% (J)
American Water Capital Corp. 3.40%, 03/01/2025	$ 183,000	$ 198,424

Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 6.13%, 03/30/2040	100,000	122,610
Crown Castle Towers LLC 3.22%, 05/15/2042 (B)	125,000	129,922
Rogers Communications, Inc.
3.63%, 12/15/2025	76,000	81,196
4.10%, 10/01/2023	176,000	195,540
8.75%, 05/01/2032	50,000	70,690
Vodafone Group PLC
1.50%, 02/19/2018	125,000	124,934
6.25%, 11/30/2032	180,000	207,033

		931,925

Total Corporate Debt Securities (Cost $147,658,939)		153,958,990

FOREIGN GOVERNMENT OBLIGATIONS - 1.1%
Canada - 0.0% (J)
Province of Ontario 1.65%, 09/27/2019	173,000	175,345

Colombia - 0.1%
Colombia Government International Bond
4.50%, 01/28/2026 (H)	200,000	213,000
5.00%, 06/15/2045 (H)	200,000	207,500

		420,500

Israel - 0.7%
Israel Government AID Bond
Zero Coupon, 08/15/2023	980,000	854,033
5.50%, 09/18/2033	100,000	139,893
Series 2007-Z,
Zero Coupon, 08/15/2025	1,000,000	820,556
Series 2008-Z,
Zero Coupon, 02/15/2024 - 02/15/2025	2,000,000	1,692,777
Series 2010-Z,
Zero Coupon, 02/15/2025	500,000	416,774
Israel Government AID Bond, Principal Only STRIPS Series 2004-Z, 08/15/2023	1,000,000	871,812

		4,795,845

Mexico - 0.2%
Mexico Government International Bond
3.60%, 01/30/2025	414,000	432,630
4.00%, 10/02/2023	232,000	249,760
4.13%, 01/21/2026 (H)	200,000	216,800
5.55%, 01/21/2045	448,000	536,480
3.50%, 01/21/2021, MTN (H)	244,000	257,420
4.75%, 03/08/2044, MTN	60,000	64,650

		1,757,740

Peru - 0.0% (J)
Peru Government International Bond 5.63%, 11/18/2050	36,000	44,640

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Poland - 0.0% (J)
Poland Government International Bond 4.00%, 01/22/2024	$ 133,000	$ 143,640

		143,640

South Africa - 0.0% (J)
South Africa Government International Bond 5.38%, 07/24/2044 (H)	252,000	263,703

		263,703

Supranational - 0.0% (J)
African Development Bank 8.80%, 09/01/2019	225,000	273,556

		273,556

Turkey - 0.1%
Turkey Government International Bond
4.25%, 04/14/2026	200,000	203,030
5.75%, 03/22/2024	200,000	223,022

		426,052

Total Foreign Government Obligations (Cost $7,760,828)		8,301,021

MORTGAGE-BACKED SECURITIES - 4.0%
A10 Securitization LLC
Series 2013-1, Class A,
2.40%, 11/15/2025 (B)	2,842	2,841
Series 2015-1, Class A1,
2.10%, 04/15/2034 (B)	381,810	380,583
A10 Term Asset Financing LLC
Series 2013-2, Class A,
2.62%, 11/15/2027 (B)	239,211	237,974
Series 2013-2, Class B,
4.38%, 11/15/2027 (B)	250,000	245,775
Series 2014-1, Class A1,
1.72%, 04/15/2033 (B)	169,693	168,682
Series 2014-1, Class A2,
3.02%, 04/15/2033 (B)	301,000	296,297
Access Point Funding Trust Series 2016-1, Class A, 6.25%, 02/16/2021(C) (D) (E)	642,715	642,715
Ajax Mortgage Loan Trust
Series 2013-A, Class A,
3.50% (A), 02/25/2051 (B) (C)	257,425	255,482
Series 2013-B, Class A,
3.50% (A), 02/25/2051 (B) (C)	199,774	198,510
Series 2014-A, Class A,
3.75% (A), 10/25/2057 (B)	385,102	383,523
Series 2015-B, Class A,
3.88% (A), 07/25/2060 (B)	233,168	230,807
Alternative Loan Trust
Series 2004-2CB, Class 1A9,
5.75%, 03/25/2034	365,220	362,417
Series 2005-28CB, Class 1A4,
5.50%, 08/25/2035	256,175	231,528
Series 2005-54CB, Class 1A11,
5.50%, 11/25/2035	91,158	79,765
Alternative Loan Trust, Interest Only STRIPS
Series 2005-20CB, Class 3A8,
4.30% (A), 07/25/2035	428,208	62,516
Series 2005-22T1, Class A2,
4.62% (A), 06/25/2035	751,381	132,478

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust, Interest Only STRIPS (continued)
Series 2005-J1, Class 1A4,
4.65% (A), 02/25/2035	$ 206,295	$ 13,045
Angel Oak Mortgage Trust LLC Series 2015-1, Class A, 4.50% (A), 11/25/2045 (B)	315,915	316,894
ASG Resecuritization Trust
Series 2009-1, Class A60,
2.51% (A), 06/26/2037 (B)	31,826	31,612
Series 2009-3, Class A65,
2.35% (A), 03/26/2037 (B)	70,397	69,847
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A,
2.96%, 12/10/2030 (B)	100,000	104,707
Series 2014-520M, Class C,
4.35% (A), 08/15/2046 (B)	200,000	195,431
Banc of America Alternative Loan Trust
Series 2003-7, Class 1CB1,
5.50%, 09/25/2033	147,107	148,352
Series 2003-7, Class 2A4,
5.00%, 09/25/2018	7,344	7,362
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4,
5.89% (A), 07/10/2044	21,226	21,202
Series 2006-5, Class A4,
5.41%, 09/10/2047	175,859	176,445
Series 2007-5, Class A4,
5.49%, 02/10/2051	252,413	259,796
Banc of America Funding Trust
Series 2005-E, Class 4A1,
2.89% (A), 03/20/2035	147,394	145,155
Series 2010-R11A, Class 1A6,
5.08% (A), 08/26/2035 (B)	27,290	27,379
Banc of America Funding Trust, Principal Only STRIPS
Series 2004-1,
03/25/2034	29,849	24,165
Series 2005-7, Class 30,
11/25/2035	34,277	27,433
Series 2005-8, Class 30,
01/25/2036	11,804	8,161
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-3, Class AM, 4.73%, 07/10/2043	7,441	7,417
Banc of America Mortgage Trust
Series 2003-J, Class 3A2,
2.90% (A), 11/25/2033	110,043	109,493
Series 2004-3, Class 1A26,
5.50%, 04/25/2034	25,063	25,207
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (B)	550,000	585,297
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (B)	350,000	358,543
BCAP LLC Trust
Series 2010-RR7, Class 2A1,
2.56% (A), 07/26/2045 (B)	128,052	127,109
Series 2011-RR10, Class 2A1,
1.39% (A), 09/26/2037 (B)	210,614	203,252

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust (continued)
Series 2012-RR10, Class 1A1,
0.68% (A), 02/26/2037 (B)	$ 184,469	$ 178,291
Series 2012-RR3, Class 2A5,
2.38% (A), 05/26/2037 (B)	86,027	85,729
Series 2012-RR4, Class 8A3,
0.67% (A), 06/26/2047 (B)	113,533	110,151
Bear Stearns Alt-A Trust Series 2004-6, Class 1A, 1.09% (A), 07/25/2034	353,370	335,300
Bear Stearns ARM Trust Series 2006-1, Class A1, 2.58% (A), 02/25/2036	122,567	119,429
CGBAM Commercial Mortgage Trust Series 2014-HD, Class A, 1.24% (A), 02/15/2031 (B)	166,182	164,664
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
2.89% (A), 02/25/2037	149,451	147,235
Series 2007-A2, Class 2A1,
2.71% (A), 07/25/2037	64,796	62,785
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	100,555	104,818
Series 2004-3, Class A4,
5.75%, 04/25/2034	60,333	62,362
Series 2004-7, Class 2A1,
2.94% (A), 06/25/2034	33,365	32,556
Series 2004-8, Class 2A1,
4.50%, 06/25/2019	14,648	14,912
Series 2004-HYB1, Class 2A,
2.75% (A), 05/20/2034	32,054	30,282
Series 2005-22, Class 2A1,
2.76% (A), 11/25/2035	197,484	158,495
Citigroup Commercial Mortgage Trust Series 2013-SMP, Class A, 2.11%, 01/12/2030 (B)	89,819	90,459
Citigroup Mortgage Loan Trust
Series 2003-1, Class 2A5,
5.25%, 10/25/2033	38,535	38,986
Series 2010-8, Class 5A6,
4.00%, 11/25/2036 (B)	79,025	79,239
Series 2010-8, Class 6A6,
4.50%, 12/25/2036 (B)	118,028	118,755
COBALT CMBS Commercial Mortgage Trust Series 2006-C1, Class A4, 5.22%, 08/15/2048	39,248	39,363
COMM Mortgage Trust
Series 2013-SFS, Class A2,
3.09% (A), 04/12/2035 (B)	125,000	131,254
Series 2014-PAT, Class A,
1.25% (A), 08/13/2027 (B)	198,000	196,015
Series 2014-TWC, Class A,
1.29% (A), 02/13/2032 (B)	2,015,000	2,002,185
Series 2014-TWC, Class B,
2.05% (A), 02/13/2032 (B)	500,000	493,958
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	422,000	462,824
Commercial Mortgage Trust Series 2006-GG7, Class AM, 6.06% (A), 07/10/2038	26,993	26,967

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	$ 42,601	$ 43,679
Series 2003-27, Class 5A4,
5.25%, 11/25/2033	55,881	56,552
Series 2004-5, Class 3A1,
5.25%, 08/25/2019	19,210	19,473
CSMC Trust
Series 2010-11R, Class A6,
1.45% (A), 06/28/2047 (B)	457,806	438,978
Series 2011-6R, Class 3A1,
3.38% (A), 07/28/2036 (B)	26,456	26,577
Series 2012-3R, Class 1A1,
2.50% (A), 07/27/2037 (B)	36,628	36,790
GMACM Mortgage Loan Trust Series 2004-J5, Class A7, 6.50%, 01/25/2035	32,512	33,547
GS Mortgage Securities Corp. II Series 2013-KING, Class A, 2.71%, 12/10/2027 (B)	135,807	138,976
GS Mortgage Securities Corp. Trust
Series 2012-ALOH, Class A,
3.55%, 04/10/2034 (B)	750,000	811,486
Series 2013-NYC5, Class A,
2.32%, 01/10/2030 (B)	100,000	100,840
GS Mortgage Securities Trust Series 2011-GC5, Class D, 5.55% (A), 08/10/2044 (B)	200,000	198,242
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF,
0.80% (A), 03/25/2035 (B)	204,294	172,345
Series 2005-RP3, Class 1AF,
0.80% (A), 09/25/2035 (B)	122,848	99,312
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4,
5.50%, 05/25/2034	89,783	92,095
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	60,920	62,279
Series 2005-7F, Class 3A9,
6.00%, 09/25/2035	108,244	112,084
Series 2006-1F, Class 2A4,
6.00%, 02/25/2036	111,456	97,238
Series 2007-1F, Class 2A4,
5.50%, 01/25/2037	173,217	167,098
HILT Mortgage Trust Series 2014-ORL, Class A, 1.34% (A), 07/15/2029 (B)	850,000	835,430
Homeowner Assistance Program Reverse Mortgage Loan Trust Series 2013-RM1, Class A, 4.00%, 05/26/2053 (B) (C)	496,844	491,378
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
0.80% (A), 05/25/2036	121,389	108,666
Series 2006-2, Class 2A1,
0.80% (A), 08/25/2036	29,332	28,572
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB15, Class A4,
5.81% (A), 06/12/2043	7,081	7,072

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (continued)
Series 2007-C1, Class A4,
5.72%, 02/15/2051	$ 437,580	$ 451,783
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS Series 2006-LDP8, Class X, 0.58% (A), 05/15/2045	1,864,808	615
JPMorgan Mortgage Trust Series 2006-A2, Class 5A3, 2.71% (A), 11/25/2033	61,074	61,234
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 02/15/2036 (B)	154,000	167,897
LB-UBS Commercial Mortgage Trust Series 2007-C2, Class A3, 5.43%, 02/15/2040	162,005	164,301
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
2.85% (A), 04/21/2034	80,093	80,123
Series 2004-13, Class 3A7,
2.92% (A), 11/21/2034	42,159	42,852
Series 2004-3, Class 4A2,
2.59% (A), 04/25/2034	38,075	35,214
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1,
4.50%, 09/25/2019	26,242	26,356
Series 2004-5, Class 5A1,
4.75%, 06/25/2019	17,645	17,741
MASTR Asset Securitization Trust Series 2003-10, Class 3A1, 5.50%, 11/25/2033	77,062	77,495
MASTR Re-REMIC Trust, Principal Only STRIPS Series 2005, Class 3, 05/28/2035 (B)	39,528	31,223
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1,
1.07% (A), 10/25/2028	493,184	468,625
Series 2004-1, Class 2A1,
2.51% (A), 12/25/2034	116,941	116,777
Series 2004-A, Class A1,
0.91% (A), 04/25/2029	366,916	342,895
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A3, 3.67%, 02/15/2047	350,000	372,790
Morgan Stanley Capital I Trust Series 2011-C3, Class A3, 4.05%, 07/15/2049	100,000	105,234
Morgan Stanley Re-REMIC Trust
Series 2012-IO, Class AXA,
1.00%, 03/27/2051 (B)	115,979	114,529
Series 2012-XA, Class A,
2.00%, 07/27/2049 (B)	119,629	118,709
Series 2012-XA, Class B,
0.25%, 07/27/2049 (B)	150,000	133,320
MortgageIT Trust Series 2005-1, Class 1A1, 1.09% (A), 02/25/2035	44,044	42,292

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Nationstar HECM Loan Trust
Series 2015-2A, Class A,
2.88%, 11/25/2025 (B)	$ 283,458	$ 283,503
Series 2015-2A, Class M1,
4.11%, 11/25/2025 (B)	395,000	396,509
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A2,
6.00%, 05/25/2033	10,351	10,508
Series 2003-A1, Class A5,
7.00%, 04/25/2033	10,096	10,321
PFP, Ltd.
Series 2015-2, Class A,
1.88% (A), 07/14/2034 (B)	276,000	273,631
Series 2015-2, Class C,
3.68% (A), 07/14/2034 (B)	100,000	98,264
Series 2015-2, Class D,
4.43% (A), 07/14/2034 (B)	100,000	98,568
PHH Alternative Mortgage Trust, Interest Only STRIPS Series 2007-2, Class 2X, 6.00%, 05/25/2037	254,751	66,008
RAIT Trust
Series 2014-FL2, Class B,
2.59% (A), 05/13/2031 (B)	300,000	297,386
Series 2014-FL3, Class A,
1.69% (A), 12/15/2031 (B)	90,793	89,299
Series 2015-FL4, Class A,
1.79% (A), 12/15/2031 (B)	207,042	206,388
Series 2015-FL5, Class B,
4.34% (A), 01/15/2031 (B)	295,000	294,475
RALI Trust
Series 2002-QS16, Class A3,
15.67% (A), 10/25/2017	2,887	3,010
Series 2003-QS19, Class A1,
5.75%, 10/25/2033	83,002	86,944
Series 2003-QS3, Class A2,
15.50% (A), 02/25/2018	3,475	3,639
Series 2004-QS3, Class CB,
5.00%, 03/25/2019	40,378	40,159
RBS Commercial Funding, Inc. Series 2013-SMV, Class A, 3.26%, 03/11/2031 (B)	160,000	166,927
RBSSP Resecuritization Trust Series 2010-9, Class 7A5, 4.00% (A), 05/26/2037 (B)	25,327	25,092
Resource Capital Corp., Ltd.
Series 2015-CRE4, Class A,
1.84% (A), 08/15/2032 (B)	160,000	157,655
Series 2015-CRE4, Class B,
3.44% (A), 08/15/2032 (B)	153,000	143,820
RFMSI Trust, Principal Only STRIPS Series 2004-S6, Class 2A6, 06/25/2034	13,439	11,441
Sequoia Mortgage Trust
Series 2003-1, Class 1A,
1.21% (A), 04/20/2033	220,892	207,279
Series 2004-11, Class A1,
1.05% (A), 12/20/2034	166,740	160,732

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust (continued)
Series 2004-8, Class A1,
1.15% (A), 09/20/2034	$ 367,552	$ 347,794
Series 2004-9, Class A1,
1.13% (A), 10/20/2034	289,844	273,605
Springleaf Mortgage Loan Trust
Series 2013-1A, Class A,
1.27% (A), 06/25/2058 (B)	110,134	109,898
Series 2013-1A, Class M1,
2.31% (A), 06/25/2058 (B)	166,000	165,842
Series 2013-1A, Class M2,
3.14% (A), 06/25/2058 (B)	108,000	107,848
Series 2013-1A, Class M3,
3.79% (A), 06/25/2058 (B)	127,000	126,814
Series 2013-2A, Class A,
1.78% (A), 12/25/2065 (B)	260,364	260,140
Series 2013-2A, Class M1,
3.52% (A), 12/25/2065 (B)	125,000	124,877
Series 2013-3A, Class M1,
3.79% (A), 09/25/2057 (B)	153,000	153,689
Structured Adjustable Rate Mortgage Loan Trust Series 2004-1, Class 4A4, 2.83% (A), 02/25/2034	419,025	414,647
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1.15% (A), 01/19/2034	430,318	413,413
Series 2004-AR1, Class 1A1,
1.15% (A), 03/19/2034	405,285	390,005
Series 2004-AR5, Class 1A1,
1.11% (A), 10/19/2034	66,212	62,997
Series 2005-AR5, Class A3,
0.70% (A), 07/19/2035	202,088	194,507
Structured Asset Securities Corp. Series 2005-6, Class 4A1, 5.00%, 05/25/2035	9,382	9,451
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-29, Class 1A1,
4.75%, 09/25/2018	36,064	36,423
Series 2003-33H, Class 1A1,
5.50%, 10/25/2033	80,597	82,219
Thornburg Mortgage Securities Trust Series 2004-4, Class 3A, 2.24% (A), 12/25/2044	147,013	144,747
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (B)	231,000	245,042
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	130,000	140,909
Series 2013-C6, Class A4,
3.24%, 04/10/2046	286,000	303,899
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS Series 2012-C2, Class XA, 1.81% (A), 05/10/2063 (B)	1,004,536	57,283
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (B)	544,235	571,387

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
VNDO Mortgage Trust (continued)
Series 2013-PENN, Class A,
3.81%, 12/13/2029 (B)	$ 400,000	$ 425,657
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS Series 2006-C24, Class XC, 0.17% (A), 03/15/2045 (B)	814,284	2
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR11, Class A6,
2.53% (A), 10/25/2033	148,947	149,832
Series 2003-AR6, Class A1,
2.60% (A), 06/25/2033	49,885	49,610
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	70,807	73,065
Series 2003-S9, Class A8,
5.25%, 10/25/2033	79,966	83,069
Series 2004-AR3, Class A2,
2.79% (A), 06/25/2034	26,237	26,399
Washington Mutual Mortgage Pass-Through Certificates Trust Series 2005-4, Class CB7, 5.50%, 06/25/2035	209,874	194,044
Washington Mutual Mortgage Pass-Through Certificates Trust, Interest Only STRIPS
Series 2005-2, Class 1A4,
4.60% (A), 04/25/2035	685,311	112,509
Series 2005-3, Class CX,
5.50%, 05/25/2035	232,702	48,200
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Principal Only STRIPS Series 2003-MS7, Class P, 03/25/2033	10,910	9,132
Wells Fargo Commercial Mortgage Trust Series 2013-120B, Class A, 2.80% (A), 03/18/2028 (B)	400,000	412,872
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1,
2.72% (A), 06/25/2033	135,427	135,589
Series 2003-K, Class 1A1,
2.62% (A), 11/25/2033	19,609	19,594
Series 2004-EE, Class 3A1,
2.98% (A), 12/25/2034	131,299	135,168
Series 2004-I, Class 1A1,
2.83% (A), 07/25/2034	119,592	120,779
Series 2004-P, Class 2A1,
2.77% (A), 09/25/2034	148,592	148,651
Series 2004-V, Class 1A1,
2.98% (A), 10/25/2034	42,766	42,937
Series 2005-AR3, Class 1A1,
3.01% (A), 03/25/2035	534,515	545,711
Series 2005-AR8, Class 2A1,
2.91% (A), 06/25/2035	34,011	34,577
Wells Fargo Re-REMIC Trust Series 2012-IO, Class A, 1.75%, 08/20/2021 (B)	11,795	11,794

Total Mortgage-Backed Securities (Cost $29,488,822)		29,991,110

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
California - 0.0% (J)
City of Los Angeles Department of Airports, Revenue Bonds Series C, 6.58%, 05/15/2039	$ 65,000	$ 90,529

Illinois - 0.0% (J)
State of Illinois, General Obligation Unlimited 5.10%, 06/01/2033	200,000	191,990

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	225,000	257,416
5.65%, 11/01/2040	155,000	203,668

		461,084

Ohio - 0.0% (J)
Ohio State University, Revenue Bonds
Series A,
4.05%, 12/01/2056	106,000	117,847
4.80%, 06/01/2111	130,000	145,506

		263,353

Total Municipal Government Obligations (Cost $910,027)		1,006,956

U.S. GOVERNMENT AGENCY OBLIGATIONS - 32.1%
Federal Home Loan Banks 5.50%, 07/15/2036	150,000	216,415
Federal Home Loan Mortgage Corp.
0.99% (A), 07/15/2042 - 03/15/2044	2,487,732	2,496,198
2.34% (A), 07/01/2036	68,339	72,102
2.50% (A), 11/01/2036	63,790	67,539
2.51% (A), 08/01/2036	92,863	98,088
2.57% (A), 12/01/2036	11,236	11,797
2.58% (A), 02/01/2036	176,896	186,525
2.61% (A), 10/01/2036	71,388	75,674
2.63% (A), 01/01/2035 - 10/01/2036	105,399	110,830
2.66% (A), 03/01/2037	79,662	83,823
2.73% (A), 09/01/2034	69,485	73,578
2.76% (A), 05/01/2036	45,923	48,647
2.79% (A), 02/01/2037	149,394	157,882
3.00%, 08/15/2042 - 01/15/2044	4,215,449	4,357,421
3.05% (A), 06/01/2036	183,050	194,275
3.50%, 01/01/2032 - 06/01/2043	3,651,747	3,882,593
4.00%, 06/01/2042 - 01/01/2046	3,299,507	3,591,452
4.50%, 05/01/2041	437,213	481,270
5.00%, 10/01/2017 - 04/01/2018	48,552	49,814
5.50%, 06/01/2020 - 08/01/2038	79,803	87,670
6.00%, 10/01/2017 - 12/01/2034	267,026	296,781
6.50%, 12/01/2017 - 11/01/2036	72,385	82,056
7.00%, 01/01/2031	110,887	130,870
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.14% (A), 09/25/2022	1,080,647	1,082,341
2.60%, 09/25/2020	142,000	147,891
2.62%, 01/25/2023	1,250,000	1,296,282
2.77%, 05/25/2025	750,000	789,303
3.08%, 01/25/2031	1,179,000	1,253,468
3.39%, 03/25/2024	857,000	947,224
3.49%, 01/25/2024	1,300,000	1,443,765

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC
0.79% (A), 06/15/2043	$ 1,412,298	$ 1,414,785
0.84% (A), 07/15/2037 - 10/15/2041	1,062,647	1,055,959
0.88% (A), 02/15/2037	17,510	17,533
0.89% (A), 03/15/2039 - 08/15/2039	613,133	614,888
0.99% (A), 08/15/2037	810,800	815,424
1.12% (A), 11/15/2037	507,016	512,415
3.50%, 08/15/2039	2,641,407	2,801,093
4.00%, 12/15/2041	542,529	594,286
4.50%, 02/15/2020	29,708	30,576
5.00%, 12/15/2022 - 05/15/2041	964,147	1,091,198
5.50%, 03/15/2017 - 05/15/2038	1,062,256	1,176,677
5.50% (A), 05/15/2041	155,355	172,129
6.00%, 05/15/2027 - 09/15/2036	1,955,707	2,218,534
6.38%, 03/15/2032	141,682	166,261
6.40%, 11/15/2023	48,499	53,048
6.50%, 08/15/2031 - 07/15/2036	758,624	883,150
7.00%, 03/15/2024 - 05/15/2032	1,238,814	1,430,794
7.25%, 09/15/2030 - 12/15/2030	276,261	321,068
7.50%, 02/15/2023 - 08/15/2030	135,696	153,267
8.00%, 01/15/2030	227,366	264,736
8.50%, 09/15/2020	5,898	6,080
9.57% (A), 07/15/2032	72,815	94,225
12.40% (A), 07/15/2033	47,282	54,804
13.95% (A), 09/15/2033	12,582	16,931
16.03% (A), 02/15/2040	100,000	149,479
22.87% (A), 06/15/2034	78,789	111,926
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.88% (A), 01/15/2040	296,100	22,728
4.50%, 07/15/2037	106,267	4,053
5.56% (A), 11/15/2037 - 02/15/2039	199,386	32,328
5.76% (A), 06/15/2038	361,172	63,731
5.93% (A), 10/15/2037	718,701	138,942
5.98% (A), 11/15/2037	89,391	15,411
6.36% (A), 04/15/2038	60,990	10,027
6.66% (A), 07/15/2036	27,115	3,449
7.56% (A), 03/15/2032	46,705	13,432
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS 03/15/2019 - 01/15/2040	539,068	507,281
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
1.61% (A), 10/25/2044	288,861	299,880
6.50%, 02/25/2043	177,806	216,194
6.62% (A), 07/25/2032	194,204	209,332
7.00%, 02/25/2043	56,546	68,562
7.50% (A), 08/25/2042	77,367	95,980
Federal Home Loan Mortgage Corp., Interest Only STRIPS 5.00%, 09/15/2035	77,856	11,929
Federal National Mortgage Association
Zero Coupon, 06/01/2017	300,000	298,314
0.71% (A), 11/25/2046	244,343	244,888
0.79% (A), 01/01/2023	929,122	928,618
0.80% (A), 09/25/2042	697,745	694,164
0.81% (A), 01/25/2017 - 05/01/2024	1,386,954	1,389,612
0.83% (A), 01/01/2023	697,282	701,765
0.87% (A), 07/01/2024	1,250,000	1,261,542

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
0.88% (A), 09/01/2024	$ 1,000,000	$ 1,003,742
0.91% (A), 11/01/2020	995,000	996,541
0.92% (A), 09/01/2024	965,510	967,877
0.97% (A), 08/25/2019	104,289	104,275
1.00% (A), 08/25/2042	721,039	717,346
1.37% (A), 11/25/2022	1,094,671	1,097,395
1.40%, 07/01/2017	1,000,000	1,002,666
1.94%, 07/01/2019	965,562	986,721
2.01%, 07/01/2019 - 06/01/2020	2,962,520	3,041,676
2.03%, 03/25/2019 - 08/01/2019	1,406,827	1,435,176
2.34%, 01/01/2023	956,330	994,123
2.38%, 12/01/2022	972,502	1,013,041
2.39% (A), 01/25/2023	1,000,000	1,033,839
2.40%, 02/01/2023	1,000,000	1,038,729
2.46%, 02/01/2023	926,414	961,160
2.49%, 05/25/2026	1,000,000	1,024,300
2.51%, 06/01/2023	944,028	986,725
2.52%, 05/01/2023	1,000,000	1,049,444
2.57%, 07/25/2028 (G)	1,250,000	1,259,763
2.61% (A), 10/25/2021	1,000,000	1,048,667
2.65%, 08/01/2022	500,000	527,326
2.66%, 12/01/2022	1,000,000	1,074,243
2.67%, 07/01/2022	1,500,000	1,579,129
2.67% (A), 01/01/2036	60,103	63,477
2.70%, 07/25/2026 (G)	1,500,000	1,538,445
2.70%, 04/01/2023	1,422,828	1,501,593
2.75% (A), 01/01/2038	23,104	24,358
2.76%, 06/01/2023	956,391	1,009,955
2.92%, 12/01/2024	1,000,000	1,060,245
2.93%, 06/01/2030	3,200,000	3,355,378
2.97%, 06/01/2030	1,321,000	1,392,955
3.00%, 01/01/2043	836,998	871,641
3.02%, 07/01/2023	2,750,000	2,958,232
3.02% (A), 08/25/2024	636,000	681,829
3.03%, 12/01/2021	459,813	491,491
3.09% (A), 04/25/2027	1,167,000	1,267,164
3.10%, 09/01/2025	1,000,000	1,074,441
3.12%, 01/01/2022 - 11/01/2026	1,500,000	1,618,717
3.24%, 10/01/2026 - 12/01/2026	1,972,710	2,144,805
3.29%, 08/01/2026	2,500,000	2,731,017
3.30%, 12/01/2026	1,000,000	1,092,353
3.34%, 02/01/2027 - 07/01/2030	2,000,000	2,187,410
3.35% (A), 03/25/2024	1,750,000	1,920,304
3.36%, 12/01/2027	1,092,117	1,196,805
3.38%, 01/01/2018 - 12/01/2023	2,000,000	2,158,382
3.45%, 01/01/2024	1,000,000	1,099,546
3.50%, 08/01/2032 - 06/01/2043	8,295,927	8,836,996
3.50% (A), 01/25/2024	3,000,000	3,305,263
3.51% (A), 12/25/2023	1,776,000	1,971,768
3.59%, 10/01/2020	95,776	104,068
3.64%, 10/01/2020	1,321,873	1,434,472
3.65%, 04/25/2021	866,000	941,542
3.67%, 07/01/2023	2,000,000	2,225,517
3.73%, 06/25/2021	500,000	550,039
3.74%, 06/01/2018 - 07/01/2023	1,861,274	1,967,331
3.76%, 04/25/2021 - 12/01/2035	3,490,205	3,851,035
3.77%, 08/01/2021	671,376	737,782
3.86%, 07/01/2021	923,666	1,017,141

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.87%, 08/01/2021	$ 931,363	$ 1,027,418
3.92%, 08/01/2021	1,440,416	1,591,626
3.94%, 07/01/2021	500,000	554,313
3.97%, 06/01/2021 - 07/01/2021	935,691	1,034,056
3.98%, 08/01/2021	981,255	1,083,975
3.99%, 07/01/2021	459,084	507,687
4.00%, 07/01/2042 - 08/01/2044	3,660,971	3,957,288
4.02%, 08/01/2021	1,220,870	1,350,428
4.05%, 08/01/2021	798,486	885,888
4.06%, 07/01/2021 - 09/01/2021	1,461,302	1,622,154
4.16%, 03/01/2021	459,488	510,000
4.23%, 03/01/2020	868,963	944,448
4.24%, 06/01/2021	959,546	1,070,432
4.25%, 04/01/2021	500,000	558,580
4.26%, 06/01/2021	348,724	385,970
4.32%, 06/01/2021	747,912	836,763
4.38%, 04/01/2020	167,741	184,293
4.39%, 05/01/2021	241,342	270,170
4.45%, 07/01/2026	467,218	547,985
4.50%, 08/01/2018 - 03/01/2019	293,475	301,111
4.65%, 06/01/2021	934,004	1,056,040
5.00%, 05/11/2017 - 08/01/2040	982,975	1,046,251
5.50%, 03/01/2017 - 05/01/2036	455,300	495,592
5.90%, 10/01/2017	703,488	740,534
6.00%, 12/01/2032 - 11/01/2037	592,237	679,364
6.50%, 03/01/2017 - 10/01/2036	122,970	144,308
7.00%, 09/01/2017	1,761	1,779
8.00%, 11/01/2037	6,488	7,318
Federal National Mortgage Association REMIC
0.75% (A), 08/25/2041	343,019	341,220
0.77% (A), 06/27/2036	83,216	83,125
0.80% (A), 04/25/2035 - 08/25/2036	125,085	124,808
0.85% (A), 10/25/2042	713,475	713,128
0.95% (A), 05/25/2035 - 10/25/2042	1,663,582	1,658,528
3.00%, 01/25/2046	696,203	735,084
4.00%, 10/25/2025 - 04/25/2033	1,109,051	1,206,758
4.50%, 07/25/2029	1,000,000	1,161,953
5.00%, 09/25/2023 - 08/25/2040	1,659,272	1,907,673
5.50%, 04/25/2023 - 07/25/2038	2,605,100	2,891,998
5.65% (A), 12/25/2042	149,908	172,083
5.75%, 06/25/2033	288,079	328,465
6.00%, 11/25/2032 - 11/25/2039	715,210	814,986
6.29% (A), 10/25/2042	31,186	36,846
6.30% (A), 12/25/2042	79,620	94,603
6.50%, 02/25/2022 - 05/25/2044	723,145	847,173
6.79% (A), 07/25/2023	166,929	183,731
6.86% (A), 08/25/2033	59,356	68,339
7.00%, 03/25/2031 - 11/25/2041	1,468,266	1,743,137
8.00%, 05/25/2022	26,216	29,316
9.50%, 06/25/2018	6,518	6,738
10.00% (A), 03/25/2032	7,302	9,541
10.43% (A), 07/25/2035	118,674	142,686
11.74% (A), 09/25/2033	16,663	20,622
12.61% (A), 07/25/2033	36,676	47,451
13.09% (A), 03/25/2038	11,765	14,692
13.65% (A), 12/25/2032	9,941	13,383
14.60% (A), 11/25/2031	33,346	48,066

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC (continued)
15.25% (A), 05/25/2034	$ 40,735	$ 54,886
16.24% (A), 07/25/2035	100,082	150,525
18.28% (A), 04/25/2034 - 05/25/2034	210,961	307,180
18.55% (A), 08/25/2032	30,161	35,967
21.51% (A), 06/25/2035	109,307	151,449
22.19% (A), 05/25/2034	16,757	25,972
22.90% (A), 03/25/2036	30,027	47,426
23.71% (A), 02/25/2032	8,807	15,377
24.39% (A), 10/25/2036	12,511	20,630
24.75% (A), 12/25/2036	20,385	32,183
Federal National Mortgage Association REMIC, Interest Only STRIPS
0.94% (A), 08/25/2042	541,534	13,925
1.53% (A), 01/25/2038	84,361	5,683
1.86% (A), 04/25/2041	209,985	14,540
5.00%, 03/25/2023	37,594	1,396
5.40% (A), 09/25/2038	245,021	36,177
5.46% (A), 02/25/2038	167,876	27,744
5.65% (A), 06/25/2037	89,083	14,226
5.73% (A), 12/25/2039	39,572	5,608
5.75% (A), 03/25/2038	28,784	4,867
5.97% (A), 04/25/2040	53,640	7,228
6.05% (A), 06/25/2023	31,571	2,853
6.08% (A), 01/25/2041	464,599	111,260
6.09% (A), 09/25/2037	81,184	17,463
6.10% (A), 02/25/2039	59,137	12,826
6.13% (A), 06/25/2036	55,708	8,571
6.25% (A), 03/25/2036	911,443	194,273
6.50%, 05/25/2033	41,503	7,262
6.70% (A), 07/25/2037	146,640	33,924
7.00%, 06/25/2033	52,284	12,498
Federal National Mortgage Association REMIC, Principal Only STRIPS 12/25/2032 - 12/25/2043	2,837,863	2,417,210
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 01/25/2033	98,035	90,475
05/15/2030, MTN (H)	400,000	280,069
Financing Corp., Principal Only STRIPS 11/30/2017 - 09/26/2019	3,700,000	3,633,374
FREMF Mortgage Trust Series 2016-K722, Class B, 3.83% (A), 07/25/2049 (B)	420,000	396,757
Government National Mortgage Association
0.74% (A), 08/20/2060	307,646	307,570
0.78% (A), 12/20/2062	352,860	348,810
0.84% (A), 12/20/2060	948,701	940,438
0.85% (A), 03/20/2063	837,492	829,299
0.87% (A), 04/20/2060	480,203	478,185
0.89% (A), 11/20/2059 - 06/20/2065	999,598	993,229
0.91% (A), 01/20/2061 - 08/20/2065	4,247,526	4,213,244
0.92% (A), 02/20/2065	1,414,711	1,401,800
0.94% (A), 06/20/2064 - 12/20/2064	5,709,815	5,669,045
0.95% (A), 10/20/2062	399,345	397,379
0.96% (A), 09/20/2065	678,618	673,857
0.99% (A), 07/20/2062	240,568	239,855
1.02% (A), 09/20/2062 - 05/20/2066	1,725,040	1,723,859
1.04% (A), 11/20/2065	12,858,652	12,825,319

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
1.09% (A), 05/20/2061 - 03/20/2064	$ 3,225,297	$ 3,225,645
1.10% (A), 12/20/2065	533,393	533,898
1.14% (A), 05/20/2061	354,670	354,749
1.65%, 01/20/2063 - 02/20/2063	3,290,545	3,304,548
1.75%, 03/20/2063	930,713	942,435
3.50%, 11/20/2039	500,000	526,488
4.76% (A), 10/20/2043	1,290,574	1,440,876
5.00%, 04/16/2023	1,000,000	1,048,163
5.48% (A), 01/20/2038	576,697	657,858
5.50%, 11/20/2020 - 09/20/2039	2,661,442	2,983,491
5.54% (A), 07/20/2040	411,404	471,197
5.86% (A), 12/20/2038	159,228	183,446
6.00%, 09/20/2038 - 08/20/2039	352,343	404,917
6.50%, 10/16/2024 - 06/20/2033	1,730,941	2,058,884
7.33%, 11/20/2030	20,903	25,481
7.50%, 11/20/2029	77,510	90,622
8.00%, 06/20/2030	23,087	27,728
8.50%, 02/16/2030	201,259	238,988
9.00%, 05/16/2027	13,502	15,603
12.50% (A), 10/20/2037	39,818	53,788
15.37% (A), 06/17/2035	33,015	47,706
15.75% (A), 05/18/2034	3,430	4,370
18.45% (A), 04/16/2034	54,849	84,382
18.86% (A), 09/20/2037	18,244	26,273
21.71% (A), 04/20/2037	60,027	96,363
27.26% (A), 09/20/2034	32,999	57,444
Government National Mortgage Association, Interest Only STRIPS
5.25% (A), 12/20/2038	72,025	11,094
5.38% (A), 02/20/2038	115,341	20,539
5.50%, 10/16/2037	195,187	22,083
5.55% (A), 11/20/2037	106,813	17,085
5.63% (A), 06/20/2039	81,603	14,435
5.65% (A), 10/20/2034	136,249	21,720
5.66% (A), 02/16/2039	42,819	6,806
5.75% (A), 03/20/2037 - 06/20/2038	223,454	39,852
5.82% (A), 04/20/2039	103,771	16,485
5.85% (A), 09/20/2035 - 03/20/2039	309,526	50,635
5.96% (A), 05/16/2038 - 06/16/2039	375,949	57,553
6.03% (A), 06/16/2037	105,491	20,408
6.06% (A), 03/16/2034	154,924	6,821
6.10% (A), 11/20/2037 - 12/20/2037	102,850	18,921
6.25% (A), 07/20/2036	33,970	1,644
6.30% (A), 07/20/2037	190,006	35,479
6.33% (A), 08/20/2037	136,509	20,808
6.37% (A), 04/16/2037	64,227	13,512
6.50%, 03/20/2039	53,469	11,574
6.50% (A), 10/20/2032	22,135	297
7.51% (A), 04/16/2032	103,139	23,032
Government National Mortgage Association, Principal Only STRIPS 02/17/2033 - 01/20/2038	305,522	286,353
National Credit Union Administration Guaranteed Notes Trust
2.65%, 10/29/2020	27,813	27,832
2.90%, 10/29/2020	28,242	28,255
Residual Funding Corp., Principal Only STRIPS 10/15/2019 - 10/15/2020	8,275,000	7,922,077

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Tennessee Valley Authority
4.25%, 09/15/2065	$ 632,000	$ 741,693
4.63%, 09/15/2060 (H)	22,000	27,405
5.25%, 09/15/2039	400,000	548,179
5.88%, 04/01/2036	150,000	217,370
Tennessee Valley Authority, Principal Only STRIPS 05/01/2019 - 01/15/2038	1,400,000	1,064,289
Vendee Mortgage Trust Series 1997-1, Class 2Z, 7.50%, 02/15/2027	430,137	509,589

Total U.S. Government Agency Obligations (Cost $233,053,875)		241,379,168

U.S. GOVERNMENT OBLIGATIONS - 27.9%
U.S. Treasury Bond
3.50%, 02/15/2039	4,220,000	5,325,771
3.88%, 08/15/2040	420,000	557,435
4.25%, 05/15/2039 - 11/15/2040	350,000	489,953
4.38%, 02/15/2038 (H)	4,700,000	6,700,071
4.38%, 11/15/2039 - 05/15/2040	4,075,000	5,792,495
4.50%, 05/15/2038 (H)	200,000	290,133
5.25%, 02/15/2029	130,000	183,818
5.38%, 02/15/2031 (H)	150,000	222,475
8.00%, 11/15/2021 (H)	1,000,000	1,361,445
8.50%, 02/15/2020	815,000	1,038,966
8.75%, 08/15/2020	2,100,000	2,768,720
U.S. Treasury Bond, Principal Only STRIPS
11/15/2016 - 08/15/2039 (H)	22,820,000	20,588,174
02/15/2017 - 05/15/2035	122,344,000	107,699,516
U.S. Treasury Inflation Indexed Bond
2.13%, 02/15/2040	221,360	289,391
2.50%, 01/15/2029	111,422	141,175
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2019 - 01/15/2022	444,111	453,025
1.38%, 01/15/2020 (H)	335,197	357,888
U.S. Treasury Note
0.75%, 02/15/2019 (H)	1,000,000	1,001,953
0.88%, 07/31/2019 (H)	70,000	70,287
1.00%, 06/30/2019 - 11/30/2019	1,030,000	1,037,559
1.25%, 11/30/2018	740,000	750,551
1.38%, 04/30/2020 (H)	4,000,000	4,075,312
1.50%, 08/31/2018 - 01/31/2022	5,500,000	5,622,733
1.63%, 08/15/2022	500,000	512,735
1.75%, 10/31/2020 - 05/15/2023	6,650,000	6,870,336
2.00%, 11/30/2020 (H)	14,000,000	14,629,454
2.00%, 10/31/2021 - 07/31/2022	1,650,000	1,727,653
2.13%, 08/31/2020 - 05/15/2025	7,650,000	8,056,163
2.25%, 07/31/2018 (H)	500,000	516,933
2.25%, 04/30/2021	335,000	354,563
2.38%, 08/15/2024	2,380,000	2,561,846
2.63%, 08/15/2020 - 11/15/2020	1,200,000	1,284,398
2.75%, 12/31/2017 (H)	50,000	51,607
3.13%, 10/31/2016 - 05/15/2019	1,450,000	1,526,641
3.25%, 12/31/2016	4,000,000	4,056,376
3.63%, 02/15/2020	700,000	770,274

Total U.S. Government Obligations (Cost $193,606,877)		209,737,825

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (K)	31,670,629	$ 31,670,629

Total Securities Lending Collateral (Cost $31,670,629)		31,670,629

	Principal	Value
REPURCHASE AGREEMENT - 4.5%
State Street Bank & Trust Co. 0.03% (K), dated 06/30/2016, to be repurchased at $33,858,569 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $34,540,050.	$ 33,858,541	33,858,541

Total Repurchase Agreement (Cost $33,858,541)		33,858,541

Total Investments (Cost $753,522,401) (L)		785,406,235
Net Other Assets (Liabilities) - (4.5)%		(34,143,187)

Net Assets - 100.0%		$ 751,263,048

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$75,118,850	$383,145	$75,501,995
Corporate Debt Securities	—	153,958,990	—	153,958,990
Foreign Government Obligations	—	8,301,021	—	8,301,021
Mortgage-Backed Securities	—	29,348,395	642,715	29,991,110
Municipal Government Obligations	—	1,006,956	—	1,006,956
U.S. Government Agency Obligations	—	241,379,168	—	241,379,168
U.S. Government Obligations	—	209,737,825	—	209,737,825
Securities Lending Collateral	31,670,629	—	—	31,670,629
Repurchase Agreement	—	33,858,541	—	33,858,541

Total Investments	$31,670,629	$752,709,746	$1,025,860	$785,406,235

Transfers (M)

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Asset-Backed Securities (F)	$—	$—	$383,145	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2016.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the total value of 144A securities is $109,076,648, representing 14.5% of the Portfolio’s net assets.
(C)	Illiquid securities. At June 30, 2016, total value of illiquid securities is $4,613,066, representing 0.6% of the Portfolio’s net assets.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2016, total value of securities is $1,025,860, representing 0.1% of the Portfolio’s net assets.
(E)	Securities are Level 3 of the fair value hierarchy.
(F)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs, as of prior reporting period the security utilized significant observable inputs.
(G)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after June 30, 2016.
(H)	All or a portion of the securities are on loan. The total value of all securities on loan is $31,022,818. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(I)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of June 30, 2016; the maturity dates disclosed are the ultimate maturity dates.
(J)	Percentage rounds to less than 0.1% or (0.1)%.
(K)	Rates disclosed reflect the yields at June 30, 2016.
(L)	Aggregate cost for federal income tax purposes is $753,522,401. Aggregate gross unrealized appreciation and depreciation for all securities is $34,130,870 and $2,247,036, respectively. Net unrealized appreciation for tax purposes is $31,883,834.
(M)	The Portfolio recognizes transfers between Levels at the end of the reporting period. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(N)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Investments, at value (cost $719,663,860) (including securities loaned of $31,022,818)	$751,547,694
Repurchase agreement, at value (cost $33,858,541)	33,858,541
Cash	591,738
Receivables:
Shares sold	58,637
Investments sold	367,631
Interest	2,792,120
Tax reclaims	138
Net income from securities lending	7,760
Prepaid expenses	3,329

Total assets	789,227,588

Liabilities:
Payables and other liabilities:
Shares redeemed	42,402
Investments purchased	1,552,707
When-issued, delayed-delivery, and forward commitment securities purchased	4,154,263
Investment management fees	291,952
Distribution and service fees	50,159
Transfer agent fees	1,525
Trustees, CCO and deferred compensation fees	1,311
Audit and tax fees	14,779
Custody fees	83,569
Legal fees	15,157
Printing and shareholder reports fees	79,061
Other	7,026
Collateral for securities on loan	31,670,629

Total liabilities	37,964,540

Net assets	$751,263,048

Net assets consist of:
Capital stock ($0.01 par value)	$546,171
Additional paid-in capital	699,433,916
Undistributed (distributions in excess of) net investment income (loss)	22,773,976
Accumulated net realized gain (loss)	(3,374,849)
Net unrealized appreciation (depreciation) on:
Investments	31,883,834

Net assets	$751,263,048

Net assets by class:
Initial Class	$501,292,829
Service Class	249,970,219

Shares outstanding:
Initial Class	37,179,193
Service Class	17,437,859

Net asset value and offering price per share:
Initial Class	$13.48
Service Class	14.33

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Interest income	$9,726,328
Net income (loss) from securities lending	31,882

Total investment income	9,758,210

Expenses:
Investment advisory fees	507,997
Investment management fees	1,159,639
Distribution and service fees:
Service Class	278,289
Administration fees	33,866
Transfer agent fees	5,042
Trustees, CCO and deferred compensation fees	9,612
Audit and tax fees	14,551
Custody fees	105,906
Legal fees	17,732
Printing and shareholder reports fees	39,977
Other	8,592

Total expenses	2,181,203

Net investment income (loss)	7,577,007

Net realized gain (loss) on:
Investments	360,901

Net realized gain (loss)	360,901

Net change in unrealized appreciation (depreciation) on:
Investments	27,079,758

Net change in unrealized appreciation (depreciation)	27,079,758

Net realized and change in unrealized gain (loss)	27,440,659

Net increase (decrease) in net assets resulting from operations	$35,017,666

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$7,577,007	$13,714,594
Net realized gain (loss)	360,901	796,532
Net change in unrealized appreciation (depreciation)	27,079,758	(11,177,154)

Net increase (decrease) in net assets resulting from operations	35,017,666	3,333,972

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(10,021,254)
Service Class	—	(3,349,698)

Total dividends and/or distributions from net investment income	—	(13,370,952)

Capital share transactions:
Proceeds from shares sold:
Initial Class	13,317,428	23,796,332
Service Class	45,193,542	57,303,524

	58,510,970	81,099,856

Dividends and/or distributions reinvested:
Initial Class	—	10,021,254
Service Class	—	3,349,698

	—	13,370,952

Cost of shares redeemed:
Initial Class	(8,912,105)	(42,806,166)
Service Class	(5,893,157)	(20,192,859)

	(14,805,262)	(62,999,025)

Net increase (decrease) in net assets resulting from capital share transactions	43,705,708	31,471,783

Net increase (decrease) in net assets	78,723,374	21,434,803

Net assets:
Beginning of period/year	672,539,674	651,104,871

End of period/year	$751,263,048	$672,539,674

Undistributed (distributions in excess of) net investment income (loss)	$22,773,976	$15,196,969

Capital share transactions - shares:
Shares issued:
Initial Class	1,017,981	1,821,312
Service Class	3,227,930	4,124,525

	4,245,911	5,945,837

Shares reinvested:
Initial Class	—	775,039
Service Class	—	243,261

	—	1,018,300

Shares redeemed:
Initial Class	(677,665)	(3,287,465)
Service Class	(422,197)	(1,451,520)

	(1,099,862)	(4,738,985)

Net increase (decrease) in shares outstanding:
Initial Class	340,316	(691,114)
Service Class	2,805,733	2,916,266

	3,146,049	2,225,152

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$12.83		$13.02	$12.62	$13.27	$12.98	$12.62

Investment operations:
Net investment income (loss) (A)	0.14		0.28	0.29	0.32	0.42	0.52
Net realized and unrealized gain (loss)	0.51		(0.20)	0.38	(0.57)	0.22	0.42

Total investment operations	0.65		0.08	0.67	(0.25)	0.64	0.94

Dividends and/or distributions to shareholders:
Net investment income	—		(0.27)	(0.27)	(0.40)	(0.34)	(0.56)
Net realized gains	—		—	—	—	(0.01)	(0.02)

Total dividends and/or distributions to shareholders	—		(0.27)	(0.27)	(0.40)	(0.35)	(0.58)

Net asset value, end of period/year	$13.48		$12.83	$13.02	$12.62	$13.27	$12.98

Total return (B)	5.07	%(C)	0.61%	5.33%	(1.84)%	4.98%	7.53%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$501,293		$472,685	$488,758	$335,836	$319,385	$256,418
Expenses to average net assets	0.54	%(D)	0.55%	0.56%	0.57%	0.58%	0.57%
Net investment income (loss) to average net assets	2.22	%(D)	2.11%	2.21%	2.50%	3.19%	4.04%
Portfolio turnover rate	14	%(C)	19%	17%	23%	17%	23%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$13.66		$13.86	$13.42	$14.10	$13.79	$13.39

Investment operations:
Net investment income (loss) (A)	0.14		0.26	0.27	0.31	0.41	0.51
Net realized and unrealized gain (loss)	0.53		(0.21)	0.41	(0.61)	0.24	0.45

Total investment operations	0.67		0.05	0.68	(0.30)	0.65	0.96

Dividends and/or distributions to shareholders:
Net investment income	—		(0.25)	(0.24)	(0.38)	(0.33)	(0.54)
Net realized gains	—		—	—	—	(0.01)	(0.02)

Total dividends and/or distributions to shareholders	—		(0.25)	(0.24)	(0.38)	(0.34)	(0.56)

Net asset value, end of period/year	$14.33		$13.66	$13.86	$13.42	$14.10	$13.79

Total return (B)	4.90	%(C)	0.33%	5.10%	(2.13)%	4.75%	7.24%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$249,970		$199,855	$162,347	$106,656	$96,896	$55,709
Expenses to average net assets	0.79	%(D)	0.80%	0.81%	0.82%	0.83%	0.82%
Net investment income (loss) to average net assets	1.97	%(D)	1.87%	1.97%	2.25%	2.91%	3.69%
Portfolio turnover rate	14	%(C)	19%	17%	23%	17%	23%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Core Bond VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2016.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal bonds & notes and variable rate notes: The fair value of municipal bonds & notes and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2016, if any, are identified in the Schedule of Investments.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2016, if any, are identified in the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

TIPS held at June 30, 2016, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income in the Statement of Operations with a corresponding adjustment to cost.

When-issued, delayed-delivery, and forward commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, and forward commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

When-issued, delayed-delivery, and forward commitment transactions held at June 30, 2016, if any, are identified in the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, and forward commitment securities purchased or sold in the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Net income from securities lending in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$7,634,131	$—	$—	$—	$7,634,131
Foreign Government Obligations	1,177,015	—	—	—	1,177,015
U.S. Government Agency Obligations	307,165	—	—	—	307,165
U.S. Government Obligations	22,552,318	—	—	—	22,552,318
Total Securities Lending Transactions	$31,670,629	$—	$—	$—	$31,670,629
Total Borrowings	$31,670,629	$—	$—	$—	$31,670,629
Gross amount of recognized liabilities for securities lending transactions					$31,670,629

6. RISK FACTOR

Investing in the Portfolio may involve certain risks, as discussed in the Portfolio’s prospectus, including but not limited to the following:

Fixed income risk: The market prices of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines.

7. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

As of June 30, 2016, the percentage of Portfolio net assets owned by affiliated investors are as follows:

Portfolio	Value	Percentage of Net Assets
Transamerica BlackRock Tactical Allocation VP	$410,559,268	54.65%

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $750 million	0.480%	0.450%
Over $750 million up to $1 billion	0.430%	0.400%
Over $1 billion	0.405%	0.375%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.70%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 55,890,391	$ 76,581,902	$ 48,947,242	$ 48,774,048

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Core Bond VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3- and 10-year periods and in line with the median for the past 5-year period. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its benchmark for the past 1-, 5- and 10-year periods and below its benchmark for the past 3-year period. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Core Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Enhanced Index VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio
Initial Class	$1,000.00	$1,024.20	$4.08	$1,020.80	$4.07	0.81%
Service Class	1,000.00	1,023.10	5.33	1,019.60	5.32	1.06

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	99.3%
Securities Lending Collateral	5.1
Repurchase Agreement	0.5
Short-Term U.S. Government Obligation	0.1
Net Other Assets (Liabilities)^	(5.0)
Total	100.0%

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Aerospace & Defense - 3.1%
General Dynamics Corp.	1,514	$ 210,809
Honeywell International, Inc.	35,822	4,166,815
L-3 Communications Holdings, Inc.	11,421	1,675,347
Northrop Grumman Corp.	6,230	1,384,804
Textron, Inc.	4,920	179,875
United Technologies Corp.	36,938	3,787,992

		11,405,642

Air Freight & Logistics - 0.1%
United Parcel Service, Inc., Class B	3,400	366,248

Airlines - 0.6%
Delta Air Lines, Inc.	24,815	904,011
United Continental Holdings, Inc. (A)	30,136	1,236,781

		2,140,792

Auto Components - 0.2%
Delphi Automotive PLC, Class A	7,047	441,142
Johnson Controls, Inc.	4,702	208,111
Magna International, Inc., Class A	3,860	135,370

		784,623

Automobiles - 0.3%
Ford Motor Co.	57,122	718,023
General Motors Co.	18,183	514,579

		1,232,602

Banks - 4.7%
Bank of America Corp.	310,247	4,116,978
BB&T Corp.	8,004	285,023
Citigroup, Inc.	109,860	4,656,965
Citizens Financial Group, Inc.	12,030	240,359
Comerica, Inc., Class A	5,882	241,927
KeyCorp	49,745	549,682
Regions Financial Corp.	18,947	161,239
SVB Financial Group (A) (B)	3,039	289,191
Wells Fargo & Co.	139,121	6,584,597
Zions Bancorporation	6,611	166,134

		17,292,095

Beverages - 3.7%
Boston Beer Co., Inc., Class A (A) (B)	2,247	384,304
Coca-Cola Co.	65,545	2,971,155
Constellation Brands, Inc., Class A	10,364	1,714,206
Dr. Pepper Snapple Group, Inc.	3,748	362,169
Molson Coors Brewing Co., Class B	25,284	2,556,971
PepsiCo, Inc.	51,888	5,497,015

		13,485,820

Biotechnology - 3.0%
Alexion Pharmaceuticals, Inc. (A)	8,396	980,317
Amgen, Inc.	1,200	182,580
Biogen, Inc. (A)	8,327	2,013,635
BioMarin Pharmaceutical, Inc. (A)	2,066	160,735
Celgene Corp. (A)	31,473	3,104,182
Gilead Sciences, Inc.	44,572	3,718,196
Vertex Pharmaceuticals, Inc. (A)	11,477	987,252

		11,146,897

Building Products - 0.5%
Allegion PLC	12,759	885,857
Masco Corp.	34,204	1,058,272

		1,944,129

	Shares	Value
COMMON STOCKS (continued)
Capital Markets - 2.6%
Ameriprise Financial, Inc.	1,253	$ 112,582
Bank of New York Mellon Corp.	14,020	544,677
BlackRock, Inc., Class A	6,413	2,196,645
Charles Schwab Corp.	65,030	1,645,909
Goldman Sachs Group, Inc.	5,540	823,133
Invesco, Ltd.	13,858	353,934
Morgan Stanley	91,891	2,387,328
State Street Corp.	23,728	1,279,414
TD Ameritrade Holding Corp. (B)	12,070	343,693

		9,687,315

Chemicals - 2.0%
Dow Chemical Co.	33,578	1,669,162
E.I. du Pont de Nemours & Co.	33,287	2,156,997
Eastman Chemical Co.	22,374	1,519,195
Monsanto Co.	5,360	554,278
Mosaic Co. (B)	53,876	1,410,474

		7,310,106

Communications Equipment - 0.5%
Cisco Systems, Inc.	61,008	1,750,319

Construction & Engineering - 0.2%
Fluor Corp.	18,534	913,356

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	2,813	540,096

Consumer Finance - 0.8%
American Express Co.	4,515	274,331
Capital One Financial Corp.	20,405	1,295,922
Discover Financial Services	19,222	1,030,107
Synchrony Financial (A)	14,634	369,947

		2,970,307

Containers & Packaging - 0.5%
Crown Holdings, Inc. (A)	23,910	1,211,520
Sealed Air Corp., Class A	4,073	187,236
WestRock Co. (B)	15,373	597,548

		1,996,304

Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc., Class B (A)	35,566	5,149,601
Intercontinental Exchange, Inc.	5,071	1,297,973
S&P Global, Inc.	1,710	183,415
Voya Financial, Inc.	11,870	293,901

		6,924,890

Diversified Telecommunication Services - 1.8%
AT&T, Inc.	112,629	4,866,699
Verizon Communications, Inc.	32,424	1,810,556

		6,677,255

Electric Utilities - 2.3%
Edison International	27,387	2,127,148
Exelon Corp.	5,180	188,345
NextEra Energy, Inc.	24,658	3,215,403
PG&E Corp.	6,430	411,006
Xcel Energy, Inc.	55,091	2,466,975

		8,408,877

Electrical Equipment - 0.7%
Eaton Corp. PLC	36,692	2,191,613
Emerson Electric Co. (B)	4,248	221,576

		2,413,189

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	3,400	$ 194,922
TE Connectivity, Ltd. (B)	35,439	2,023,921

		2,218,843

Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	9,033	407,659
Halliburton Co.	30,727	1,391,626
National Oilwell Varco, Inc. (B)	5,003	168,351
Schlumberger, Ltd.	11,434	904,201

		2,871,837

Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	15,111	2,373,032
Kroger Co.	45,476	1,673,062
Wal-Mart Stores, Inc.	620	45,272
Walgreens Boots Alliance, Inc.	14,833	1,235,144

		5,326,510

Food Products - 1.5%
Archer-Daniels-Midland Co.	7,099	304,476
Hershey Co.	12,830	1,456,077
Mondelez International, Inc., Class A	79,703	3,627,283

		5,387,836

Gas Utilities - 0.1%
UGI Corp.	10,880	492,320

Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	68,372	2,687,703
Boston Scientific Corp. (A)	108,972	2,546,676
Medtronic PLC	2,234	193,844
Stryker Corp. (B)	8,443	1,011,725

		6,439,948

Health Care Providers & Services - 3.6%
Aetna, Inc.	18,293	2,234,124
Anthem, Inc.	2,240	294,202
Cigna Corp.	5,200	665,548
HCA Holdings, Inc. (A)	2,700	207,927
Humana, Inc., Class A	8,534	1,535,096
McKesson Corp.	19,605	3,659,273
Quest Diagnostics, Inc.	3,584	291,773
UnitedHealth Group, Inc.	29,705	4,194,346

		13,082,289

Hotels, Restaurants & Leisure - 1.3%
Royal Caribbean Cruises, Ltd., Class A	21,495	1,443,389
Starbucks Corp.	36,280	2,072,314
Yum! Brands, Inc.	13,819	1,145,871

		4,661,574

Household Durables - 0.8%
D.R. Horton, Inc.	25,159	792,005
Harman International Industries, Inc. (B)	12,168	873,906
Mohawk Industries, Inc. (A)	1,119	212,341
Newell Brands, Inc.	4,533	220,168
PulteGroup, Inc.	36,449	710,391
Toll Brothers, Inc. (A) (B)	10,593	285,058

		3,093,869

Household Products - 2.0%
Kimberly-Clark Corp.	25,187	3,462,709
Procter & Gamble Co.	46,056	3,899,561

		7,362,270

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates - 1.2%
3M Co.	1,080	$ 189,129
Danaher Corp.	6,076	613,676
General Electric Co.	112,804	3,551,070

		4,353,875

Insurance - 2.5%
American International Group, Inc.	31,801	1,681,955
Arthur J. Gallagher & Co.	13,315	633,794
Chubb, Ltd.	24,117	3,152,333
Everest RE Group, Ltd.	1,200	219,204
MetLife, Inc.	66,054	2,630,931
Prudential Financial, Inc.	2,371	169,147
XL Group PLC, Class A	21,720	723,493

		9,210,857

Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (A)	8,511	6,090,642

Internet Software & Services - 4.5%
Alphabet, Inc., Class A (A)	7,249	5,099,889
Alphabet, Inc., Class C (A)	7,282	5,039,872
Facebook, Inc., Class A (A)	57,091	6,524,360

		16,664,121

IT Services - 3.7%
Accenture PLC, Class A	43,614	4,941,030
Automatic Data Processing, Inc.	2,315	212,679
Cognizant Technology Solutions Corp., Class A (A)	29,469	1,686,806
Fidelity National Information Services, Inc.	25,032	1,844,358
Global Payments, Inc.	2,867	204,646
MasterCard, Inc., Class A	3,703	326,086
PayPal Holdings, Inc. (A)	9,620	351,226
Vantiv, Inc., Class A (A)	8,702	492,533
Visa, Inc., Class A (B)	45,734	3,392,091

		13,451,455

Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	6,460	286,565
Illumina, Inc. (A)	6,313	886,219
Thermo Fisher Scientific, Inc.	8,993	1,328,806

		2,501,590

Machinery - 1.9%
Caterpillar, Inc. (B)	2,447	185,507
Cummins, Inc. (B)	12,906	1,451,151
Deere & Co. (B)	2,614	211,838
Ingersoll-Rand PLC	8,100	515,808
PACCAR, Inc.	36,634	1,900,206
Parker-Hannifin Corp.	3,438	371,476
Pentair PLC	3,550	206,929
Snap-on, Inc.	3,474	548,267
Stanley Black & Decker, Inc.	15,496	1,723,465

		7,114,647

Media - 4.2%
CBS Corp., Class B	8,485	461,923
Charter Communications, Inc., Class A (A)	8,073	1,845,811
Comcast Corp., Class A	68,856	4,488,723
DISH Network Corp., Class A (A)	16,736	876,966
Sirius XM Holdings, Inc. (A) (B)	91,779	362,527
Time Warner, Inc.	55,070	4,049,848
Twenty-First Century Fox, Inc., Class A	127,044	3,436,540

		15,522,338

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining - 0.1%
Newmont Mining Corp.	9,870	$ 386,114
U.S. Steel Corp. (B)	3,675	61,961

		448,075

Multi-Utilities - 1.1%
CMS Energy Corp.	30,205	1,385,201
Public Service Enterprise Group, Inc. (B)	35,466	1,653,070
Sempra Energy	10,520	1,199,491

		4,237,762

Multiline Retail - 0.7%
Dollar General Corp.	19,396	1,823,224
Target Corp.	8,361	583,765

		2,406,989

Oil, Gas & Consumable Fuels - 6.6%
Cabot Oil & Gas Corp.	42,700	1,099,098
Chevron Corp.	45,793	4,800,480
Concho Resources, Inc. (A)	5,033	600,286
ConocoPhillips	28,896	1,259,866
Diamondback Energy, Inc. (A) (B)	9,050	825,451
EOG Resources, Inc.	18,369	1,532,342
EQT Corp.	16,550	1,281,466
Exxon Mobil Corp.	66,909	6,272,050
Kinder Morgan, Inc.	26,559	497,184
Marathon Petroleum Corp.	6,457	245,108
Occidental Petroleum Corp.	35,660	2,694,470
Pioneer Natural Resources Co.	13,750	2,079,137
Valero Energy Corp.	18,811	959,361

		24,146,299

Pharmaceuticals - 6.3%
Allergan PLC (A)	11,116	2,568,796
Bristol-Myers Squibb Co.	70,598	5,192,483
Eli Lilly & Co.	47,910	3,772,912
Johnson & Johnson	33,947	4,117,771
Merck & Co., Inc.	21,308	1,227,554
Mylan NV (A)	7,750	335,110
Pfizer, Inc.	171,274	6,030,558

		23,245,184

Professional Services - 0.1%
Equifax, Inc.	1,437	184,511

Real Estate Investment Trusts - 2.9%
American Tower Corp., Class A	6,822	775,047
Apartment Investment & Management Co., Class A	4,320	190,771
AvalonBay Communities, Inc.	8,383	1,512,209
Boston Properties, Inc.	2,076	273,824
DiamondRock Hospitality Co. (B)	21,386	193,116
Equinix, Inc.	2,374	920,471
Essex Property Trust, Inc.	1,651	376,577
HCP, Inc.	20,760	734,489
Kimco Realty Corp. (B)	31,149	977,456
LaSalle Hotel Properties (B)	14,101	332,502
Liberty Property Trust, Series C	10,396	412,929
Macerich Co., Class A	2,397	204,680
Prologis, Inc., Class A	18,043	884,829
Public Storage	1,752	447,794
Simon Property Group, Inc.	7,608	1,650,175

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
SL Green Realty Corp. (B)	5,292	$ 563,439
STORE Capital Corp. (B)	6,110	179,939

		10,630,247

Road & Rail - 1.4%
Canadian Pacific Railway, Ltd.	8,864	1,141,595
CSX Corp.	19,188	500,423
Union Pacific Corp.	40,117	3,500,208

		5,142,226

Semiconductors & Semiconductor Equipment - 3.2%
Broadcom, Ltd.	27,284	4,239,934
KLA-Tencor Corp.	3,065	224,511
Lam Research Corp.	36,211	3,043,897
NXP Semiconductors NV (A)	11,913	933,264
Qorvo, Inc. (A)	2,402	132,735
Texas Instruments, Inc.	50,471	3,162,008

		11,736,349

Software - 4.0%
Adobe Systems, Inc. (A)	37,067	3,550,648
Microsoft Corp.	207,724	10,629,237
Oracle Corp.	13,830	566,062

		14,745,947

Specialty Retail - 3.6%
AutoNation, Inc. (A) (B)	2,815	132,249
Best Buy Co., Inc. (B)	21,857	668,824
Home Depot, Inc.	34,487	4,403,645
Lowe’s Cos., Inc.	50,504	3,998,402
O’Reilly Automotive, Inc. (A)	3,853	1,044,548
Ross Stores, Inc.	3,510	198,982
Signet Jewelers, Ltd. (B)	997	82,163
Tiffany & Co. (B)	5,106	309,628
TJX Cos., Inc.	29,592	2,285,390

		13,123,831

Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	114,656	10,961,113
Hewlett Packard Enterprise Co.	9,156	167,280
HP, Inc.	89,306	1,120,790
Western Digital Corp. (B)	17,295	817,362

		13,066,545

Textiles, Apparel & Luxury Goods - 0.6%
lululemon athletica, Inc. (A) (B)	2,202	162,640
PVH Corp.	1,670	157,364
Ralph Lauren Corp., Class A (B)	6,193	555,017
VF Corp. (B)	22,637	1,391,949

		2,266,970

Tobacco - 1.2%
Philip Morris International, Inc.	44,212	4,497,245

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (A)	13,358	578,001

Total Common Stocks (Cost $331,347,756)		365,693,864

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill 0.49% (C), 03/30/2017 (D)	$ 485,000	$ 483,555

Total Short-Term U.S. Government Obligation (Cost $483,240)		483,555

	Shares	Value
SECURITIES LENDING COLLATERAL - 5.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (C)	18,597,679	18,597,679

Total Securities Lending Collateral (Cost $18,597,679)		18,597,679

Principal	Value
REPURCHASE AGREEMENT - 0.5%

State Street Bank & Trust Co. 0.03% (C), dated 06/30/2016, to be repurchased at $1,866,378 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $1,906,963.

$ 1,866,377	$ 1,866,377

Total Repurchase Agreement (Cost $1,866,377)	1,866,377

Total Investments (Cost $352,295,052) (E)	386,641,475
Net Other Assets (Liabilities) - (5.0)%	(18,469,098)

Net Assets - 100.0%	$ 368,172,377

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	26	09/16/2016	$28,445	$—

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$365,693,864	$—	$—	$365,693,864
Short-Term U.S. Government Obligation	—	483,555	—	483,555
Securities Lending Collateral	18,597,679	—	—	18,597,679
Repurchase Agreement	—	1,866,377	—	1,866,377

Total Investments	$384,291,543	$2,349,932	$—	$386,641,475

Other Financial Instruments
Futures Contracts (G)	$28,445	$—	$—	$28,445

Total Other Financial Instruments	$28,445	$—	$—	$28,445

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $18,165,370. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at June 30, 2016.
(D)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security segregated as collateral to cover margin requirements for open futures contracts is $378,868.
(E)	Aggregate cost for federal income tax purposes is $352,295,052. Aggregate gross unrealized appreciation and depreciation for all securities is $50,229,587 and $15,883,164, respectively. Net unrealized appreciation for tax purposes is $34,346,423.
(F)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(G)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Enhanced Index VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Investments, at value (cost $350,428,675) (including securities loaned of $18,165,370)	$384,775,098
Repurchase agreement, at value (cost $1,866,377)	1,866,377
Cash	4,123
Receivables:
Shares sold	81,854
Investments sold	985,769
Interest	2
Dividends	399,582
Tax reclaims	3,328
Net income from securities lending	3,298
Variation margin receivable	29,370
Prepaid expenses	1,406

Total assets	388,150,207

Liabilities:
Payables and other liabilities:
Shares redeemed	482,577
Investments purchased	600,763
Investment management fees	232,721
Distribution and service fees	10,009
Transfer agent fees	935
Trustees, CCO and deferred compensation fees	754
Audit and tax fees	9,112
Custody fees	17,499
Legal fees	9,068
Printing and shareholder reports fees	12,796
Other	3,917
Collateral for securities on loan	18,597,679

Total liabilities	19,977,830

Net assets	$368,172,377

Net assets consist of:
Capital stock ($0.01 par value)	$212,354
Additional paid-in capital	304,838,388
Undistributed (distributions in excess of) net investment income (loss)	6,047,756
Accumulated net realized gain (loss)	22,699,034
Net unrealized appreciation (depreciation) on:
Investments	34,346,423
Futures contracts	28,445
Translation of assets and liabilities denominated in foreign currencies	(23)

Net assets	$368,172,377

Net assets by class:
Initial Class	$319,271,447
Service Class	48,900,930

Shares outstanding:
Initial Class	18,407,284
Service Class	2,828,143

Net asset value and offering price per share:
Initial Class	$17.34
Service Class	17.29

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Dividend income	$3,432,754
Interest income	1,522
Net income (loss) from securities lending	28,908
Withholding taxes on foreign income	(3,652)

Total investment income	3,459,532

Expenses:
Investment advisory fees	411,628
Investment management fees	932,506
Distribution and service fees:
Service Class	56,829
Administration fees	16,688
Transfer agent fees	2,734
Trustees, CCO and deferred compensation fees	4,952
Audit and tax fees	8,876
Custody fees	34,254
Legal fees	9,843
Printing and shareholder reports fees	7,455
Other	4,789

Total expenses	1,490,554

Net investment income (loss)	1,968,978

Net realized gain (loss) on:
Investments	2,205,241
Futures contracts	214,957
Foreign currency transactions	4

Net realized gain (loss)	2,420,202

Net change in unrealized appreciation (depreciation) on:
Investments	3,597,649
Futures contracts	(36,985)
Translation of assets and liabilities denominated in foreign currencies	(24)

Net change in unrealized appreciation (depreciation)	3,560,640

Net realized and change in unrealized gain (loss)	5,980,842

Net increase (decrease) in net assets resulting from operations	$7,949,820

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Enhanced Index VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$1,968,978	$3,998,462
Net realized gain (loss)	2,420,202	22,696,608
Net change in unrealized appreciation (depreciation)	3,560,640	(26,864,889)

Net increase (decrease) in net assets resulting from operations	7,949,820	(169,819)

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(3,107,117)
Service Class	—	(396,906)

Total dividends and/or distributions from net investment income	—	(3,504,023)

Net realized gains:
Initial Class	—	(23,028,206)
Service Class	—	(3,527,229)

Total dividends and/or distributions from net realized gains	—	(26,555,435)

Total dividends and/or distributions to shareholders	—	(30,059,458)

Capital share transactions:
Proceeds from shares sold:
Initial Class	9,507,036	41,712,819
Service Class	5,410,868	14,273,427

	14,917,904	55,986,246

Dividends and/or distributions reinvested:
Initial Class	—	26,135,323
Service Class	—	3,924,135

	—	30,059,458

Cost of shares redeemed:
Initial Class	(17,754,587)	(61,289,809)
Service Class	(4,568,505)	(10,038,264)

	(22,323,092)	(71,328,073)

Net increase (decrease) in net assets resulting from capital share transactions	(7,405,188)	14,717,631

Net increase (decrease) in net assets	544,632	(15,511,646)

Net assets:
Beginning of period/year	367,627,745	383,139,391

End of period/year	$368,172,377	$367,627,745

Undistributed (distributions in excess of) net investment income (loss)	$6,047,756	$4,078,778

Capital share transactions - shares:
Shares issued:
Initial Class	564,780	2,370,130
Service Class	321,771	788,914

	886,551	3,159,044

Shares reinvested:
Initial Class	—	1,606,351
Service Class	—	241,485

	—	1,847,836

Shares redeemed:
Initial Class	(1,080,539)	(3,397,307)
Service Class	(285,363)	(580,928)

	(1,365,902)	(3,978,235)

Net increase (decrease) in shares outstanding:
Initial Class	(515,759)	579,174
Service Class	36,408	449,471

	(479,351)	1,028,645

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Enhanced Index VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$16.93		$18.52	$17.59	$13.45	$11.69	$11.76

Investment operations:
Net investment income (loss) (A)	0.09		0.20	0.20	0.18	0.18	0.14
Net realized and unrealized gain (loss)	0.32		(0.28)	2.22	4.17	1.73	(0.06)

Total investment operations	0.41		(0.08)	2.42	4.35	1.91	0.08

Dividends and/or distributions to shareholders:
Net investment income	—		(0.18)	(0.15)	(0.10)	(0.15)	(0.15)
Net realized gains	—		(1.33)	(1.34)	(0.11)	—	—

Total dividends and/or distributions to shareholders	—		(1.51)	(1.49)	(0.21)	(0.15)	(0.15)

Net asset value, end of period/year	$17.34		$16.93	$18.52	$17.59	$13.45	$11.69

Total return (B)	2.42	%(C)	(0.07)%	14.19%	32.52%	16.35%	0.74%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$319,271		$320,441	$339,793	$259,656	$174,417	$85,753
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.81	%(D)	0.81%	0.81%	0.83%	0.84%	0.86%
Including waiver and/or reimbursement and recapture	0.81	%(D)	0.81%	0.81%	0.83%	0.84%	0.84%
Net investment income (loss) to average net assets	1.15	%(D)	1.09%	1.10%	1.13%	1.37%	1.17%
Portfolio turnover rate	16	%(C)	44%	50%	78%	96%	166%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$16.90		$18.51	$17.59	$13.47	$11.71	$11.79

Investment operations:
Net investment income (loss) (A)	0.07		0.15	0.15	0.14	0.14	0.11
Net realized and unrealized gain (loss)	0.32		(0.28)	2.24	4.17	1.74	(0.06)

Total investment operations	0.39		(0.13)	2.39	4.31	1.88	0.05

Dividends and/or distributions to shareholders:
Net investment income	—		(0.15)	(0.13)	(0.08)	(0.12)	(0.13)
Net realized gains	—		(1.33)	(1.34)	(0.11)	—	—

Total dividends and/or distributions to shareholders	—		(1.48)	(1.47)	(0.19)	(0.12)	(0.13)

Net asset value, end of period/year	$17.29		$16.90	$18.51	$17.59	$13.47	$11.71

Total return (B)	2.31	%(C)	(0.35)%	13.97%	32.13%	16.09%	0.47%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$48,901		$47,187	$43,346	$26,732	$12,194	$7,539
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.06	%(D)	1.06%	1.06%	1.08%	1.09%	1.11%
Including waiver and/or reimbursement and recapture	1.06	%(D)	1.06%	1.06%	1.08%	1.09%	1.09%
Net investment income (loss) to average net assets	0.89	%(D)	0.85%	0.85%	0.89%	1.10%	0.94%
Portfolio turnover rate	16	%(C)	44%	50%	78%	96%	166%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Enhanced Index VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included in Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2016, commissions recaptured are $859.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2016, if any, are identified in the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Net income from securities lending in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$18,597,679	$—	$—	$—	$18,597,679
Total Borrowings	$18,597,679	$—	$—	$—	$18,597,679
Gross amount of recognized liabilities for securities lending transactions					$18,597,679

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2016, if any, are listed in the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2016.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized appreciation on futures contracts (A) (B)	$—	$—	$28,445	$—	$—	$28,445
Total	$—	$—	$28,445	$—	$—	$28,445

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary market risk exposure as of June 30, 2016.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$214,957	$—	$—	$214,957
Total	$—	$—	$214,957	$—	$—	$214,957

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(36,985)	$—	$—	$(36,985)
Total	$—	$—	$(36,985)	$—	$—	$(36,985)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2016.

Futures Contracts at Notional Amount
Long	Short
2,364	—

7. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

As of June 30, 2016, the percentage of Portfolio net assets owned by affiliated investors are as follows:

Portfolio	Value	Percentage of Net Assets
Transamerica BlackRock Tactical Allocation VP	$171,460,673	46.57%
Transamerica Madison Balanced Allocation VP	9,975,491	2.71
Transamerica Madison Conservative Allocation VP	3,585,533	0.97
Total	$185,021,697	50.25%

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $750 million	0.77%	0.74%
Over $750 million up to $1 billion	0.72%	0.69%
Over $1 billion	0.68%	0.65%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.84%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 56,092,150	$ —	$ 56,792,765	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Enhanced Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Enhanced Index VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 3-, 5- and 10-year periods and in line with the median for the past 1-year period. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Enhanced Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Enhanced Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Mid Cap Value VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio
Initial Class	$1,000.00	$1,066.10	$4.62	$1,020.40	$4.52	0.90%
Service Class	1,000.00	1,064.30	5.90	1,019.10	5.77	1.15

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	95.3%
Securities Lending Collateral	9.9
Repurchase Agreement	4.5
Net Other Assets (Liabilities)	(9.7)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 95.3%
Banks - 6.2%
Citizens Financial Group, Inc.	148,161	$ 2,960,257
Fifth Third Bancorp	294,930	5,187,819
First Republic Bank, Class A	48,928	3,424,471
Huntington Bancshares, Inc., Class A	193,494	1,729,836
M&T Bank Corp. (A)	58,968	6,971,786
SunTrust Banks, Inc.	142,926	5,871,400
Zions Bancorporation	46,915	1,178,974

		27,324,543

Beverages - 2.0%
Constellation Brands, Inc., Class A	24,263	4,013,100
Dr. Pepper Snapple Group, Inc.	51,117	4,939,436

		8,952,536

Building Products - 1.0%
Fortune Brands Home & Security, Inc. (A)	73,159	4,241,027

Capital Markets - 4.0%
Ameriprise Financial, Inc.	25,725	2,311,391
Invesco, Ltd.	115,863	2,959,141
Legg Mason, Inc.	46,903	1,383,170
Northern Trust Corp.	54,101	3,584,732
Raymond James Financial, Inc.	50,209	2,475,304
T. Rowe Price Group, Inc.	65,463	4,776,835

		17,490,573

Chemicals - 0.6%
Sherwin-Williams Co.	9,680	2,842,726

Communications Equipment - 0.7%
CommScope Holding Co., Inc. (B)	105,563	3,275,620

Consumer Finance - 0.6%
Ally Financial, Inc. (B)	161,700	2,760,219

Containers & Packaging - 3.2%
Ball Corp. (A)	61,071	4,414,823
Silgan Holdings, Inc.	91,318	4,699,224
WestRock Co.	126,262	4,907,804

		14,021,851

Distributors - 1.1%
Genuine Parts Co.	47,320	4,791,150

Electric Utilities - 3.8%
Edison International	79,055	6,140,202
Westar Energy, Inc., Class A	70,902	3,976,893
Xcel Energy, Inc.	144,204	6,457,455

		16,574,550

Electrical Equipment - 2.9%
AMETEK, Inc., Class A	91,372	4,224,127
Hubbell, Inc.	45,851	4,835,905
Regal Beloit Corp.	68,817	3,788,376

		12,848,408

Electronic Equipment, Instruments & Components - 3.4%
Amphenol Corp., Class A	75,914	4,352,149
Arrow Electronics, Inc. (B)	105,203	6,512,066
CDW Corp.	35,051	1,404,844
Keysight Technologies, Inc. (B)	87,000	2,530,830

		14,799,889

Food & Staples Retailing - 1.6%
Kroger Co.	158,344	5,825,476
Rite Aid Corp. (B)	148,593	1,112,961

		6,938,437

	Shares	Value
COMMON STOCKS (continued)
Food Products - 0.4%
TreeHouse Foods, Inc. (B)	17,200	$ 1,765,580

Gas Utilities - 1.7%
National Fuel Gas Co. (A)	75,922	4,318,443
Questar Corp.	119,474	3,031,056

		7,349,499

Health Care Providers & Services - 4.2%
AmerisourceBergen Corp., Class A	56,633	4,492,130
Cigna Corp.	23,547	3,013,780
Henry Schein, Inc. (B)	19,929	3,523,447
Humana, Inc., Class A	23,493	4,225,921
Universal Health Services, Inc., Class B	23,800	3,191,580

		18,446,858

Hotels, Restaurants & Leisure - 1.6%
Hilton Worldwide Holdings, Inc.	195,320	4,400,560
Marriott International, Inc., Class A (A)	42,314	2,812,188

		7,212,748

Household Durables - 3.1%
Mohawk Industries, Inc. (B)	40,245	7,636,891
Newell Brands, Inc.	123,236	5,985,571

		13,622,462

Household Products - 0.5%
Energizer Holdings, Inc.	42,713	2,199,292

Industrial Conglomerates - 1.3%
Carlisle Cos., Inc.	53,789	5,684,422

Insurance - 7.9%
Alleghany Corp. (B)	4,504	2,475,308
Chubb, Ltd.	17,118	2,237,494
Hartford Financial Services Group, Inc.	116,397	5,165,699
Loews Corp.	177,068	7,275,724
Marsh & McLennan Cos., Inc.	90,401	6,188,852
Progressive Corp.	57,443	1,924,341
Unum Group	118,378	3,763,237
WR Berkley Corp. (A)	26,879	1,610,590
XL Group PLC, Class A	130,940	4,361,611

		35,002,856

Internet & Catalog Retail - 1.2%
Expedia, Inc. (A)	50,467	5,364,642

Internet Software & Services - 0.3%
Match Group, Inc. (A) (B)	94,670	1,427,150

IT Services - 1.2%
Jack Henry & Associates, Inc.	60,837	5,309,245

Machinery - 2.4%
IDEX Corp.	51,847	4,256,639
Rexnord Corp. (B)	124,582	2,445,545
Snap-on, Inc.	25,993	4,102,215

		10,804,399

Media - 2.5%
CBS Corp., Class B	53,322	2,902,850
DISH Network Corp., Class A (B)	78,911	4,134,936
TEGNA, Inc.	128,991	2,988,721
Time, Inc.	69,184	1,138,769

		11,165,276

Multi-Utilities - 5.2%
CenterPoint Energy, Inc.	243,242	5,837,808
CMS Energy Corp.	129,430	5,935,660

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities (continued)
Sempra Energy	50,445	$ 5,751,739
WEC Energy Group, Inc. (A)	82,873	5,411,607

		22,936,814

Multiline Retail - 1.7%
Kohl’s Corp. (A)	127,661	4,840,905
Nordstrom, Inc. (A)	66,025	2,512,251

		7,353,156

Oil, Gas & Consumable Fuels - 6.5%
Columbia Pipeline Group, Inc.	264,120	6,732,419
Energen Corp.	179,806	8,668,447
EQT Corp.	115,511	8,944,017
PBF Energy, Inc., Class A	90,583	2,154,064
Southwestern Energy Co. (B)	189,755	2,387,118

		28,886,065

Personal Products - 0.8%
Edgewell Personal Care Co. (B)	44,313	3,740,460

Professional Services - 0.4%
Equifax, Inc.	13,662	1,754,201

Real Estate Investment Trusts - 10.6%
American Campus Communities, Inc.	58,291	3,081,845
American Homes 4 Rent, Class A	118,274	2,422,252
AvalonBay Communities, Inc.	23,911	4,313,305
Boston Properties, Inc.	31,670	4,177,273
Brixmor Property Group, Inc.	143,279	3,791,162
Essex Property Trust, Inc.	9,700	2,212,473
General Growth Properties, Inc.	77,266	2,304,072
HCP, Inc.	49,127	1,738,113
Kimco Realty Corp.	154,597	4,851,254
Outfront Media, Inc.	112,186	2,711,536
Rayonier, Inc.	105,724	2,774,198
Regency Centers Corp.	37,448	3,135,521
Vornado Realty Trust, Class A	46,644	4,669,997
Weyerhaeuser Co.	101,137	3,010,849
WP Carey, Inc. (A)	19,900	1,381,458

		46,575,308

Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc., Class A	69,084	3,912,918
KLA-Tencor Corp.	79,423	5,817,735
Xilinx, Inc.	32,973	1,521,044

		11,251,697

	Shares	Value
COMMON STOCKS (continued)
Software - 1.6%
Synopsys, Inc. (B)	127,653	$ 6,903,474

Specialty Retail - 4.3%
AutoZone, Inc. (B)	5,989	4,754,308
Bed Bath & Beyond, Inc. (A)	80,106	3,462,181
Best Buy Co., Inc. (A)	126,193	3,861,506
Gap, Inc., Class A	174,134	3,695,124
Tiffany & Co. (A)	56,474	3,424,583

		19,197,702

Textiles, Apparel & Luxury Goods - 1.4%
PVH Corp.	43,701	4,117,946
VF Corp.	30,580	1,880,364

		5,998,310

Trading Companies & Distributors - 0.9%
MSC Industrial Direct Co., Inc., Class A	56,120	3,959,827

Total Common Stocks (Cost $371,163,560)		420,772,972

SECURITIES LENDING COLLATERAL - 9.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (C)	43,630,374	43,630,374

Total Securities Lending Collateral (Cost $43,630,374)		43,630,374

	Principal	Value
REPURCHASE AGREEMENT - 4.5%
State Street Bank & Trust Co. 0.03% (C), dated 06/30/2016, to be repurchased at $19,996,822 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $20,398,875.	$ 19,996,805	19,996,805

Total Repurchase Agreement (Cost $19,996,805)		19,996,805

Total Investments (Cost $434,790,739) (D)		484,400,151
Net Other Assets (Liabilities) - (9.7)%		(42,958,411)

Net Assets - 100.0%		$ 441,441,740

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$420,772,972	$—	$—	$420,772,972
Securities Lending Collateral	43,630,374	—	—	43,630,374
Repurchase Agreement	—	19,996,805	—	19,996,805

Total Investments	$464,403,346	$19,996,805	$—	$484,400,151

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $42,679,726. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Rates disclosed reflect the yields at June 30, 2016.
(D)	Aggregate cost for federal income tax purposes is $434,790,739. Aggregate gross unrealized appreciation and depreciation for all securities is $69,984,746 and $20,375,334, respectively. Net unrealized appreciation for tax purposes is $49,609,412.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Mid Cap Value VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Investments, at value (cost $414,793,934) (including securities loaned of $42,679,726)	$464,403,346
Repurchase agreement, at value (cost $19,996,805)	19,996,805
Receivables:
Investments sold	3,255,777
Interest	17
Dividends	582,355
Tax reclaims	2,362
Net income from securities lending	24,737
Prepaid expenses	25

Total assets	488,265,424

Liabilities:
Payables and other liabilities:
Shares redeemed	32,386
Investments purchased	2,692,520
Investment management fees	300,007
Distribution and service fees	39,581
Transfer agent fees	5,057
Trustees, CCO and deferred compensation fees	4,508
Audit and tax fees	14,775
Custody fees	36,441
Legal fees	35,449
Printing and shareholder reports fees	20,051
Other	12,535
Collateral for securities on loan	43,630,374

Total liabilities	46,823,684

Net assets	$441,441,740

Net assets consist of:
Capital stock ($0.01 par value)	$203,876
Additional paid-in capital	211,249,873
Undistributed (distributions in excess of) net investment income (loss)	10,872,436
Accumulated net realized gain (loss)	169,506,143
Net unrealized appreciation (depreciation) on:
Investments	49,609,412

Net assets	$441,441,740

Net assets by class:
Initial Class	$244,852,722
Service Class	196,589,018

Shares outstanding:
Initial Class	11,249,805
Service Class	9,137,794

Net asset value and offering price per share:
Initial Class	$21.77
Service Class	21.51

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Dividend income	$3,880,612
Interest income	1,955
Net income (loss) from securities lending	94,839
Withholding taxes on foreign income	(1,772)

Total investment income	3,975,634

Expenses:
Investment advisory fees	685,810
Investment management fees	1,193,004
Distribution and service fees:
Service Class	220,434
Administration fees	25,410
Transfer agent fees	7,807
Trustees, CCO and deferred compensation fees	8,668
Audit and tax fees	14,800
Custody fees	53,723
Legal fees	29,343
Printing and shareholder reports fees	12,375
Other	14,493

Total expenses	2,265,867

Net investment income (loss)	1,709,767

Net realized gain (loss) on:
Investments	101,515,127

Net realized gain (loss)	101,515,127

Net change in unrealized appreciation (depreciation) on:
Investments	(116,215,495)

Net change in unrealized appreciation (depreciation)	(116,215,495)

Net realized and change in unrealized gain (loss)	(14,700,368)

Net increase (decrease) in net assets resulting from operations	$(12,990,601)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Mid Cap Value VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$1,709,767	$8,964,891
Net realized gain (loss)	101,515,127	68,778,509
Net change in unrealized appreciation (depreciation)	(116,215,495)	(109,563,161)

Net increase (decrease) in net assets resulting from operations	(12,990,601)	(31,819,761)

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(8,746,961)
Service Class	—	(1,370,482)

Total dividends and/or distributions from net investment income	—	(10,117,443)

Net realized gains:
Initial Class	—	(63,067,919)
Service Class	—	(12,282,213)

Total dividends and/or distributions from net realized gains	—	(75,350,132)

Total dividends and/or distributions to shareholders	—	(85,467,575)

Capital share transactions:
Proceeds from shares sold:
Initial Class	6,695,325	12,602,047
Service Class	21,323,728	36,615,237

	28,019,053	49,217,284

Dividends and/or distributions reinvested:
Initial Class	—	71,814,880
Service Class	—	13,652,695

	—	85,467,575

Cost of shares redeemed:
Initial Class	(635,018,216)	(84,855,957)
Service Class	(14,071,853)	(24,845,441)

	(649,090,069)	(109,701,398)

Net increase (decrease) in net assets resulting from capital share transactions	(621,071,016)	24,983,461

Net increase (decrease) in net assets	(634,061,617)	(92,303,875)

Net assets:
Beginning of period/year	1,075,503,357	1,167,807,232

End of period/year	$441,441,740	$1,075,503,357

Undistributed (distributions in excess of) net investment income (loss)	$10,872,436	$9,162,669

Capital share transactions - shares:
Shares issued:
Initial Class	310,438	602,579
Service Class	1,030,113	1,643,751

	1,340,551	2,246,330

Shares reinvested:
Initial Class	—	3,489,547
Service Class	—	669,578

	—	4,159,125

Shares redeemed:
Initial Class	(33,001,299)	(4,020,743)
Service Class	(726,468)	(1,170,199)

	(33,727,767)	(5,190,942)

Net increase (decrease) in shares outstanding:
Initial Class	(32,690,861)	71,383
Service Class	303,645	1,143,130

	(32,387,216)	1,214,513

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Mid Cap Value VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$20.41		$22.68	$21.02	$16.21	$13.55	$13.45

Investment operations:
Net investment income (loss) (A)	0.08		0.18	0.22	0.17	0.19	0.16
Net realized and unrealized gain (loss)	1.28	(B)	(0.79)	2.90	4.95	2.58	0.10

Total investment operations	1.36		(0.61)	3.12	5.12	2.77	0.26

Dividends and/or distributions to shareholders:
Net investment income	—		(0.20)	(0.16)	(0.09)	(0.11)	(0.16)
Net realized gains	—		(1.46)	(1.30)	(0.22)	—	—

Total dividends and/or distributions to shareholders	—		(1.66)	(1.46)	(0.31)	(0.11)	(0.16)

Net asset value, end of period/year	$21.77		$20.41	$22.68	$21.02	$16.21	$13.55

Total return (C)	6.61	%(D)	(2.74)%	15.29%	31.81%	20.53%	2.01%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$244,853		$897,002	$994,918	$906,706	$566,505	$176,354
Expenses to average net assets	0.90	%(E)	0.86%	0.86%	0.86%	0.88%	0.89%
Net investment income (loss) to average net assets	0.79	%(E)	0.81%	1.00%	0.89%	1.25%	1.13%
Portfolio turnover rate	11	%(D)	17%	24%	29%	28%	40%

(A)	Calculated based on average number of shares outstanding.
(B)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported in the Statement of Changes due to the timing of purchases and redemptions of Portfolio shares and fluctuating market values during the period.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$20.21		$22.48	$20.87	$16.12	$13.49	$13.42

Investment operations:
Net investment income (loss) (A)	0.07		0.12	0.17	0.12	0.15	0.13
Net realized and unrealized gain (loss)	1.23	(B)	(0.77)	2.87	4.92	2.57	0.09

Total investment operations	1.30		(0.65)	3.04	5.04	2.72	0.22

Dividends and/or distributions to shareholders:
Net investment income	—		(0.16)	(0.13)	(0.07)	(0.09)	(0.15)
Net realized gains	—		(1.46)	(1.30)	(0.22)	—	—

Total dividends and/or distributions to shareholders	—		(1.62)	(1.43)	(0.29)	(0.09)	(0.15)

Net asset value, end of period/year	$21.51		$20.21	$22.48	$20.87	$16.12	$13.49

Total return (C)	6.43	%(D)	(2.94)%	14.99%	31.47%	20.24%	1.73%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$196,589		$178,501	$172,889	$103,938	$53,092	$28,792
Expenses to average net assets	1.15	%(E)	1.11%	1.11%	1.11%	1.13%	1.14%
Net investment income (loss) to average net assets	0.71	%(E)	0.56%	0.78%	0.65%	1.00%	0.96%
Portfolio turnover rate	11	%(D)	17%	24%	29%	28%	40%

(A)	Calculated based on average number of shares outstanding.
(B)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported in the Statement of Changes due to the timing of purchases and redemptions of Portfolio shares and fluctuating market values during the period.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Mid Cap Value VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included in Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2016, commissions recaptured are $4,283.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2016, if any, are identified in the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Net income from securities lending in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$43,630,374	$—	$—	$—	$43,630,374
Total Borrowings	$43,630,374	$—	$—	$—	$43,630,374
Gross amount of recognized liabilities for securities lending transactions					$43,630,374

6. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

As of June 30, 2016, the percentage of Portfolio net assets owned by affiliated investors are as follows:

Portfolio	Value	Percentage of Net Assets
Transamerica Asset Allocation – Conservative VP	$11,523,435	2.61%
Transamerica Asset Allocation – Growth VP	15,095,604	3.42
Transamerica Asset Allocation – Moderate Growth VP	71,148,909	16.12
Transamerica Asset Allocation – Moderate VP	73,617,875	16.68
Transamerica BlackRock Tactical Allocation VP	45,789,574	10.37
Total	$217,175,397	49.20%

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $100 million	0.880%	0.850%
Over $100 million	0.830%	0.800%

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit (A)	Operating Expense Limit Effective Through
0.95%	May 1, 2017

(A)	Prior to May 1, 2016, the expense limit was 1.00%

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 52,859,839	$ —	$ 674,073,199	$ —

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Mid Cap Value VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 3-, 5- and 10-year periods and in line with the median for the past 1-year period. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its benchmark for the past 1-, 3-, 5- and 10-year periods.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,041.30	$3.96	$1,021.00	$3.92	0.78%
Service Class	1,000.00	1,040.20	5.22	1,019.70	5.17	1.03

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or ETFs in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	25.1%
Common Stocks	21.7
U.S. Government Agency Obligations	16.5
U.S. Government Obligations	13.7
Asset-Backed Securities	8.9
Securities Lending Collateral	7.4
Repurchase Agreement	5.5
Mortgage-Backed Securities	4.1
Investment Companies	4.0
Foreign Government Obligations	0.6
Short-Term U.S. Government Obligations	0.1
Municipal Government Obligations	0.0	*
Preferred Stocks	0.0	*
Master Limited Partnership	0.0	*
Net Other Assets (Liabilities) ^	(7.6)
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 8.9%
Cayman Islands - 0.0% (A)
Carlyle Global Market Strategies Commodities Funding, Ltd. Series 2014-1A, Class A, 2.57% (B), 10/15/2021 (C) (D) (E) (F) (G)	$ 387,720	$ 383,145

Ireland - 0.1%
Trafigura Securitisation Finance PLC Series 2014-1A, Class A, 1.39% (B), 10/15/2018 (C) (G)	744,000	736,194

United States - 8.8%
Aames Mortgage Investment Trust Series 2005-3, Class M1, 1.25% (B), 08/25/2035 (C)	302,443	289,048
Academic Loan Funding Trust
Series 2012-1A, Class A1,
1.25% (B), 12/27/2022 (C)	148,806	148,574
Series 2013-1A, Class A,
1.25% (B), 12/26/2044 (C)	255,478	252,853
Accredited Mortgage Loan Trust
Series 2004-3, Class 2A5,
1.53% (B), 10/25/2034	1,368,115	1,269,772
Series 2005-4, Class A2D,
0.77% (B), 12/25/2035	500,139	480,725
ACE Securities Corp. Home Equity Loan Trust
Series 2002-HE3, Class M1,
2.25% (B), 10/25/2032	580,064	561,497
Series 2003-HE1, Class M1,
1.43% (B), 11/25/2033	922,925	861,829
Series 2004-HE4, Class M2,
1.43% (B), 12/25/2034	652,369	640,025
Ally Auto Receivables Trust
Series 2013-2, Class A3,
0.79%, 01/15/2018	73,515	73,500
Series 2013-2, Class A4,
1.24%, 11/15/2018	120,000	120,258
Series 2014-SN2, Class A3,
1.03%, 09/20/2017	160,146	160,151
Series 2015-SN1, Class A2A,
0.93%, 06/20/2017	107,486	107,482
Series 2015-SN1, Class A3,
1.21%, 12/20/2017	152,000	152,026
Ally Master Owner Trust Series 2015-3, Class A, 1.63%, 05/15/2020	400,000	401,170
American Credit Acceptance Receivables Trust
Series 2014-2, Class B,
2.26%, 03/10/2020 (C)	89,828	89,826
Series 2014-4, Class A,
1.33%, 07/10/2018 (C)	13,878	13,877
Series 2015-1, Class A,
1.43%, 08/12/2019 (C)	110,066	109,929
Series 2015-2, Class A,
1.57%, 06/12/2019 (C)	174,623	174,195
American Homes 4 Rent Trust
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (C)	150,000	159,847

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
American Homes 4 Rent Trust (continued)
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (C)	$ 175,000	$ 188,759
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (C)	244,765	259,010
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (C)	292,500	299,822
Series 2015-SFR2, Class D,
5.04%, 10/17/2045 (C)	700,000	742,780
Series 2015-SFR2, Class E,
6.07%, 10/17/2045 (C)	400,000	424,180
American Tower Trust I
Series 2013-1A, Class 1A,
1.55%, 03/15/2043 (C)	225,000	225,477
Series 2013-2A, Class 2A,
3.07%, 03/15/2048 (C)	450,000	462,167
AmeriCredit Automobile Receivables Trust
Series 2013-4, Class A3,
0.96%, 04/09/2018	6,518	6,518
Series 2013-5, Class A3,
0.90%, 09/10/2018	89,731	89,725
Series 2014-1, Class A3,
0.90%, 02/08/2019	498,523	498,395
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2003-10, Class M1,
1.50% (B), 12/25/2033	1,025,593	953,653
Series 2003-10, Class M2,
3.00% (B), 12/25/2033	652,570	629,467
Anchor Assets IX LLC Series 2016-1, Class A, 5.13%, 02/15/2020 (C) (G)	1,000,000	1,000,000
Argent Securities, Inc. Series 2004-W4, Class A, 0.97% (B), 03/25/2034	540,629	502,500
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2003-W9, Class M3B,
3.57% (B), 01/25/2034	849,751	780,989
Series 2004-W2, Class M1,
1.29% (B), 04/25/2034	648,524	594,981
ARLP Securitization Trust Series 2015-1, Class A1, 3.97% (B), 05/25/2055 (C)	526,044	513,787
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2003-HE6, Class M1,
1.43% (B), 11/25/2033	1,046,042	993,116
Series 2003-HE6, Class M2,
2.93% (B), 11/25/2033	823,892	769,550
Series 2003-HE6, Class M3,
3.45% (B), 11/25/2033	812,906	751,576
Series 2004-HE1, Class M1,
1.49% (B), 01/15/2034	650,790	603,626
Series 2004-HE3, Class M2,
2.13% (B), 06/25/2034	1,063,903	947,938
AXIS Equipment Finance Receivables III LLC Series 2015-1A, Class A2, 1.90%, 03/20/2020 (C)	244,263	244,195

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
B2R Mortgage Trust
Series 2015-1, Class A1,
2.52%, 05/15/2048 (C)	$ 222,038	$ 223,356
Series 2015-2, Class A,
3.34%, 11/15/2048 (C)	793,860	818,879
Banc of America Funding Corp. Series 2012-R6, Class 1A1, 3.00%, 10/26/2039 (C) (G)	128,310	126,525
BCC Funding Corp. X Series 2015-1, Class A2, 2.22%, 10/20/2020 (C)	435,555	434,869
Bear Stearns Asset-Backed Securities I Trust
Series 2004-FR2, Class M3,
2.25% (B), 06/25/2034	600,566	579,882
Series 2004-HE6, Class M2,
2.33% (B), 08/25/2034	713,782	654,685
Bear Stearns Asset-Backed Securities Trust Series 2003-2, Class M1, 2.25% (B), 03/25/2043	1,029,744	951,953
Blue Elephant Loan Trust Series 2015-1, Class A, 3.12%, 12/15/2022 (C)	180,353	180,214
BMW Vehicle Owner Trust
Series 2013-A, Class A3,
0.67%, 11/27/2017	26,377	26,361
Series 2014-A, Class A3,
0.97%, 11/26/2018	193,299	193,352
BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/02/2027 (C)	44,134	44,022
Cabela’s Credit Card Master Note Trust Series 2012-1A, Class A1, 1.63%, 02/18/2020 (C)	100,000	100,340
California Republic Auto Receivables Trust Series 2014-3, Class A3, 1.09%, 11/15/2018	223,286	223,322
CAM Mortgage LLC Series 2015-1, Class A, 3.50% (B), 07/15/2064 (C)	193,363	193,436
Capital Auto Receivables Asset Trust
Series 2013-3, Class A3,
1.31%, 12/20/2017	46,923	46,927
Series 2013-4, Class A3,
1.09%, 03/20/2018	160,963	160,965
CarFinance Capital Auto Trust
Series 2014-1A, Class A,
1.46%, 12/17/2018 (C)	30,907	30,886
Series 2014-1A, Class B,
2.72%, 04/15/2020 (C)	125,000	125,106
Series 2014-2A, Class A,
1.44%, 11/16/2020 (C)	169,480	168,728
Series 2015-1A, Class A,
1.75%, 06/15/2021 (C)	208,673	207,800
CarMax Auto Owner Trust
Series 2013-4, Class A3,
0.80%, 07/16/2018	55,934	55,902
Series 2013-4, Class A4,
1.28%, 05/15/2019	83,000	83,137

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
CarMax Auto Owner Trust (continued)
Series 2014-2, Class A3,
0.98%, 01/15/2019	$ 285,941	$ 285,955
CarNow Auto Receivables Trust Series 2015-1A, Class A, 1.69%, 01/15/2020 (C)	203,704	203,349
Centex Home Equity Loan Trust Series 2004-A, Class M1, 1.05% (B), 01/25/2034	1,867,481	1,696,459
Chase Funding Trust
Series 2003-2, Class 2A2,
1.01% (B), 02/25/2033	258,024	218,598
Series 2003-5, Class 2A2,
1.05% (B), 07/25/2033	576,894	523,877
Chrysler Capital Auto Receivables Trust Series 2014-AA, Class A3, 0.83%, 09/17/2018 (C)	64,023	64,000
Citi Held For Asset Issuance
Series 2015-PM1, Class A,
1.85%, 12/15/2021 (C)	206,529	206,093
Series 2016-MF1, Class A,
4.48%, 08/15/2022 (C)	507,535	513,633
Series 2016-MF1, Class B,
6.64%, 08/15/2022 (C)	650,000	649,570
Series 2016-PM1, Class A,
4.65%, 04/15/2025 (C)	393,347	397,935
Concord Funding Co. LLC Series 2012-2, Class A, 3.15%, 01/15/2017 (C)	400,000	400,000
Consumer Credit Origination Loan Trust Series 2015-1, Class A, 2.82%, 03/15/2021 (C)	81,605	81,603
COOF Securitization Trust, Ltd., Interest Only STRIPS Series 2014-1, Class A, 2.99% (B), 06/25/2040 (C)	462,757	56,108
Countrywide Partnership Trust Series 2004-EC1, Class M2, 1.40% (B), 01/25/2035	571,013	518,073
CPS Auto Receivables Trust
Series 2012-B, Class A,
2.52%, 09/16/2019 (C)	36,290	36,371
Series 2013-A, Class A,
1.31%, 06/15/2020 (C)	44,495	44,066
Series 2013-C, Class A,
1.64%, 04/16/2018 (C)	38,870	38,885
Series 2013-D, Class A,
1.54%, 07/16/2018 (C)	94,233	94,231
Series 2014-A, Class A,
1.21%, 08/15/2018 (C)	64,326	64,273
Series 2014-C, Class A,
1.31%, 02/15/2019 (C)	178,387	178,180
Series 2014-C, Class C,
3.77%, 08/17/2020 (C)	100,000	97,302
Series 2014-D, Class A,
1.49%, 04/15/2019 (C)	289,354	289,012
Series 2014-D, Class C,
4.35%, 11/16/2020 (C)	100,000	96,582

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
CPS Auto Receivables Trust (continued)
Series 2015-A, Class A,
1.53%, 07/15/2019 (C)	$ 271,678	$ 271,315
Series 2015-A, Class C,
4.00%, 02/16/2021 (C)	100,000	94,641
Series 2015-B, Class A,
1.65%, 11/15/2019 (C)	406,122	403,957
Series 2016-A, Class A,
2.25%, 10/15/2019 (C)	362,457	362,946
Series 2016-A, Class B,
3.34%, 05/15/2020 (C)	591,457	594,550
Series 2016-B, Class A,
2.07%, 11/15/2019 (C)	265,226	265,251
CPS Auto Trust
Series 2012-C, Class A,
1.82%, 12/16/2019 (C)	19,067	19,048
Series 2012-D, Class A,
1.48%, 03/16/2020 (C)	17,860	17,780
Credit Acceptance Auto Loan Trust
Series 2014-1A, Class A,
1.55%, 10/15/2021 (C)	424,337	424,356
Series 2014-2A, Class A,
1.88%, 03/15/2022 (C)	1,000,000	1,001,824
Series 2015-2A, Class A,
2.40%, 02/15/2023 (C)	524,000	527,196
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB6, Class M1,
1.50% (B), 12/25/2033	1,098,167	1,003,158
Series 2004-CB2, Class M1,
1.23% (B), 07/25/2033	1,070,226	976,554
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 1.35% (B), 10/25/2034	509,901	473,598
Drive Auto Receivables Trust
Series 2015-AA, Class D,
4.12%, 07/15/2022 (C)	294,000	294,231
Series 2015-BA, Class B,
2.12%, 06/17/2019 (C)	408,000	408,835
Series 2015-BA, Class D,
3.84%, 07/15/2021 (C)	400,000	396,959
Series 2015-DA, Class D,
4.59%, 01/17/2023 (C)	286,000	288,081
Series 2016-BA, Class B,
2.56%, 06/15/2020 (C)	159,000	159,688
DT Auto Owner Trust
Series 2015-1A, Class A,
1.06%, 09/17/2018 (C)	23,864	23,863
Series 2016-1A, Class A,
2.00%, 09/16/2019 (C)	428,119	429,395
Series 2016-2A, Class A,
1.73%, 08/15/2019 (C)	516,864	516,893
Series 2016-3A, Class A,
1.75%, 11/15/2019 (C)	1,050,000	1,049,672
Series 2016-3A, Class B,
2.65%, 07/15/2020 (C)	550,000	550,172
Exeter Automobile Receivables Trust
Series 2014-2A, Class A,
1.06%, 08/15/2018 (C)	34,526	34,508

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Exeter Automobile Receivables Trust (continued)
Series 2014-2A, Class C,
3.26%, 12/16/2019 (C)	$ 65,000	$ 65,427
Series 2014-3A, Class A,
1.32%, 01/15/2019 (C)	180,394	180,122
Series 2015-2A, Class A,
1.54%, 11/15/2019 (C)	216,627	216,092
Series 2016-1A, Class A,
2.35%, 07/15/2020 (C)	247,838	248,310
Series 2016-1A, Class C,
5.52%, 10/15/2021 (C)	445,000	441,656
Series 2016-2A, Class A,
2.21%, 07/15/2020 (C)	667,397	667,269
Fifth Third Auto Trust
Series 2013-1, Class A3,
0.88%, 10/16/2017	10,129	10,128
Series 2014-3, Class A3,
0.96%, 03/15/2019	135,486	135,486
First Franklin Mortgage Loan Trust Series 2006-FF2, Class A4, 0.65% (B), 02/25/2036	355,981	341,673
First Investors Auto Owner Trust
Series 2013-3A, Class A3,
1.44%, 10/15/2019 (C)	133,857	133,780
Series 2014-3A, Class A2,
1.06%, 11/15/2018 (C)	70,906	70,900
Series 2014-3A, Class A3,
1.67%, 11/16/2020 (C)	323,000	323,469
Series 2015-1A, Class A2,
1.21%, 04/15/2019 (C)	136,930	136,755
Series 2015-2A, Class A1,
1.59%, 12/16/2019 (C)	249,978	249,605
Series 2016-1A, Class A1,
1.92%, 05/15/2020 (C)	327,931	328,903
FirstKey Lending Trust
Series 2015-SFR1, Class A,
2.55%, 03/09/2047 (C)	893,398	899,462
Series 2015-SFR1, Class B,
3.42%, 03/09/2047 (C)	240,000	244,289
Flagship Credit Auto Trust
Series 2013-2, Class A,
1.94%, 01/15/2019 (C)	53,188	53,251
Series 2014-1, Class A,
1.21%, 04/15/2019 (C)	86,383	86,133
Series 2014-1, Class B,
2.55%, 02/18/2020 (C)	50,000	49,715
Series 2014-2, Class A,
1.43%, 12/16/2019 (C)	178,469	177,642
Series 2014-2, Class B,
2.84%, 11/16/2020 (C)	134,000	133,019
Series 2014-2, Class C,
3.95%, 12/15/2020 (C)	66,000	66,390
Series 2015-1, Class A,
1.63%, 06/15/2020 (C)	357,365	355,634
Series 2015-3, Class A,
2.38%, 10/15/2020 (C)	737,724	739,021
Series 2015-3, Class B,
3.68%, 03/15/2022 (C)	189,000	188,764

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Flagship Credit Auto Trust (continued)
Series 2015-3, Class C,
4.65%, 03/15/2022 (C)	$ 126,000	$ 121,255
Series 2016-1, Class A,
2.77%, 12/15/2020 (C)	486,905	490,804
Series 2016-1, Class C,
6.22%, 06/15/2022 (C)	600,000	604,966
Ford Credit Auto Lease Trust
Series 2014-B, Class A3,
0.89%, 09/15/2017	59,898	59,893
Series 2014-B, Class A4,
1.10%, 11/15/2017	88,000	87,997
Ford Credit Auto Owner Trust
Series 2014-B, Class A3,
0.90%, 10/15/2018	149,662	149,659
Series 2014-C, Class A3,
1.06%, 05/15/2019	590,919	591,830
Series 2015-B, Class A2A,
0.72%, 03/15/2018	293,636	293,569
Fremont Home Loan Trust Series 2004-A, Class M1, 1.28% (B), 01/25/2034	1,168,403	1,061,653
GCAT Series 2015-2, Class A1, 3.75% (B), 07/25/2020 (C)	446,055	443,889
GLC II Trust Series 2014-A, Class A, 4.00%, 12/18/2020 (C)	240,035	235,834
GLC Trust Series 2014-A, Class A, 3.00%, 07/15/2021 (C)	247,265	242,938
GLS Auto Receivables Trust
Series 2015-1A, Class A,
2.25%, 12/15/2020 (C)	355,312	354,941
Series 2016-1A, Class A,
2.73%, 10/15/2020 (C)	573,637	573,654
Series 2016-1A, Class B,
4.39%, 01/15/2021 (C)	240,000	240,237
GMAT Trust Series 2013-1A, Class A, 3.97% (B), 11/25/2043 (C)	142,127	142,092
GO Financial Auto Securitization Trust
Series 2015-1, Class A,
1.81%, 03/15/2018 (C)	174,674	174,556
Series 2015-2, Class A,
3.27%, 11/15/2018 (C)	350,715	349,922
Series 2015-2, Class B,
4.80%, 08/17/2020 (C)	348,000	344,484
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 03/17/2031 (C)	251,444	249,701
GSAMP Trust
Series 2004-OPT, Class M1,
1.32% (B), 11/25/2034	931,264	849,168
Series 2006-HE3, Class A2C,
0.61% (B), 05/25/2046	854,615	765,999

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Home Equity Asset Trust
Series 2003-3, Class M1,
1.74% (B), 08/25/2033	$ 1,233,650	$ 1,174,216
Series 2004-3, Class M1,
1.31% (B), 08/25/2034	1,164,395	1,062,145
Series 2004-7, Class M1,
1.38% (B), 01/25/2035	399,933	376,545
Series 2007-2, Class 2A2,
0.64% (B), 07/25/2037	1,100,580	1,057,024
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-B, Class M8,
3.75% (B), 11/25/2034	350,375	287,320
Series 2006-B, Class 2A3,
0.64% (B), 06/25/2036	872,018	792,996
Honda Auto Receivables Owner Trust
Series 2013-4, Class A3,
0.69%, 09/18/2017	84,039	84,000
Series 2013-4, Class A4,
1.04%, 02/18/2020	140,000	140,092
Series 2014-2, Class A3,
0.77%, 03/19/2018	109,262	109,206
Series 2015-1, Class A2,
0.70%, 06/15/2017	92,208	92,198
Hyundai Auto Receivables Trust
Series 2013-A, Class A4,
0.75%, 09/17/2018	122,715	122,642
Series 2014-B, Class A3,
0.90%, 12/17/2018	220,204	220,157
Series 2015-A, Class A2,
0.68%, 10/16/2017	90,780	90,764
KGS-Alpha SBA Coof Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.85% (B), 08/25/2038 (C)	1,801,294	49,536
Series 2013-2, Class A,
1.56% (B), 03/25/2039 (C)	1,408,235	66,891
Series 2014-2, Class A,
3.00% (B), 04/25/2040 (C)	695,518	83,027
Lendmark Funding Trust Series 2016-A, Class A, 4.82%, 08/21/2023 (C)	445,000	443,592
Long Beach Mortgage Loan Trust
Series 2004-3, Class M2,
1.35% (B), 07/25/2034	983,879	923,448
Series 2004-3, Class M4,
2.07% (B), 07/25/2034	301,580	281,336
Series 2004-4, Class M1,
1.35% (B), 10/25/2034	1,000,000	909,357
LV Tower 52 Series 2013-1, Class A, 5.50%, 07/15/2019 (C) (G)	633,737	619,732
MarketPlace Loan Trust
Series 2015-OD3, Class A,
3.25%, 09/17/2017 (C)	128,157	127,449
Series 2015-OD4, Class A,
3.25%, 12/18/2017 (C)	247,580	247,580

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Master Asset-Backed Securities Trust
Series 2004-OPT2, Class M1,
1.35% (B), 09/25/2034	$ 605,240	$ 566,959
Series 2004-WMC2, Class M1,
1.35% (B), 04/25/2034	759,844	706,059
Series 2005-NC1, Class M2,
1.20% (B), 12/25/2034	498,226	475,491
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-NC7, Class M1,
1.50% (B), 06/25/2033	524,187	493,493
Series 2004-HE6, Class M1,
1.28% (B), 08/25/2034	857,188	809,549
Series 2004-HE8, Class M1,
1.41% (B), 09/25/2034	1,000,000	931,347
Series 2004-NC2, Class M1,
1.28% (B), 12/25/2033	371,547	342,660
Series 2004-NC7, Class M2,
1.38% (B), 07/25/2034	818,359	790,099
Series 2004-OP1, Class M1,
1.32% (B), 11/25/2034	970,641	878,853
Series 2005-WMC6, Class M3,
1.22% (B), 07/25/2035	1,222,000	1,146,721
Morgan Stanley Dean Witter Capital I, Inc.Trust Series 2002-AM3, Class A3, 1.43% (B), 02/25/2033	889,916	835,517
Nationstar HECM Loan Trust
Series 2015-1A, Class A,
3.84%, 05/25/2018 (C)	170,487	170,481
Series 2016-1A, Class M1,
4.36%, 02/25/2026 (C)	365,000	366,398
Series 2016-2A, Class A,
2.24%, 06/25/2026 (C)	275,000	275,000
Navitas Equipment Receivables LLC Series 2013-1, Class A, 1.95%, 11/15/2016 (C)	243	243
New Century Home Equity Loan Trust
Series 2004-2, Class M3,
1.46% (B), 08/25/2034	624,595	551,583
Series 2004-2, Class M5,
2.48% (B), 08/25/2034	374,767	345,132
Series 2004-4, Class M1,
1.22% (B), 02/25/2035	1,205,042	1,093,657
Nissan Auto Lease Trust Series 2015-A, Class A2A, 0.99%, 11/15/2017	272,286	272,320
Nissan Auto Receivables Owner Trust Series 2014-B, Class A3, 1.11%, 05/15/2019	237,850	238,248
NRPL Trust Series 2015-2A, Class A1, 3.75% (B), 10/25/2057 (C)	546,797	536,989
NRZ Advance Receivables Trust
Series 2015-T1, Class AT1,
2.31%, 08/15/2046 (C)	650,000	649,463
Series 2015-T1, Class DT1,
3.60%, 08/15/2046 (C)	250,000	249,297

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
NRZ Advance Receivables Trust (continued)
Series 2015-T2, Class DT2,
4.68%, 08/17/2048 (C)	$ 241,000	$ 241,151
Series 2015-T3, Class DT3,
4.27%, 11/15/2046 (C)	750,000	750,139
Series 2015-T4, Class AT4,
3.20%, 11/15/2047 (C)	1,300,000	1,306,086
Series 2015-T4, Class DT4,
4.67%, 11/15/2047 (C)	400,000	400,125
Series 2016-T1, Class AT1,
2.75%, 06/15/2049 (C)	458,000	460,143
Oak Hill Advisors Residential Loan Trust Series 2015-NPL2, Class A1, 3.72% (B), 07/25/2055 (C)	375,178	373,318
Ocwen Master Advance Receivables Trust
Series 2015-T3, Class AT3,
3.21%, 11/15/2047 (C)	954,000	958,046
Series 2015-T3, Class BT3,
3.70%, 11/15/2047 (C)	229,000	228,755
Series 2015-T3, Class DT3,
4.69%, 11/15/2047 (C)	400,000	400,800
OnDeck Asset Securitization Trust II LLC
Series 2016-1A, Class A,
4.21%, 05/17/2020 (C)	372,000	372,000
Series 2016-1A, Class B,
7.63%, 05/17/2020 (C)	100,000	100,500
OneMain Financial Issuance Trust
Series 2014-1A, Class A,
2.43%, 06/18/2024 (C)	476,245	476,773
Series 2014-1A, Class B,
3.24%, 06/18/2024 (C)	100,000	100,085
Series 2014-2A, Class A,
2.47%, 09/18/2024 (C)	1,218,000	1,220,645
Series 2014-2A, Class B,
3.02%, 09/18/2024 (C)	280,000	278,609
Series 2015-1A, Class A,
3.19%, 03/18/2026 (C)	863,000	871,888
Series 2015-2A, Class A,
2.57%, 07/18/2025 (C)	1,138,000	1,137,663
Series 2015-2A, Class B,
3.10%, 07/18/2025 (C)	279,000	273,054
Series 2016-2A, Class B,
5.94%, 03/20/2028 (C)	175,000	180,495
Oportun Funding II LLC
Series 2016-A, Class A,
4.70%, 03/08/2021 (C)	629,000	629,000
Series 2016-B, Class A,
3.69%, 07/08/2021 (C) (H)	571,000	570,940
Option One Mortgage Acceptance Corp. Asset-Backed Certificates
Series 2003-2, Class A2,
1.05% (B), 04/25/2033	360,031	333,017
Series 2003-6, Class A2,
1.11% (B), 11/25/2033	598,963	553,427
Option One Mortgage Loan Trust Series 2004-1, Class M2, 2.10% (B), 01/25/2034	745,141	656,825

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-MCW1, Class M1,
1.39% (B), 10/25/2034	$ 3,083	$ 3,082
Series 2005-WCH1, Class M4,
1.70% (B), 01/25/2036	500,000	456,249
PFS Tax Lien Trust Series 2014-1, 1.44%, 05/15/2029 (C)	56,989	56,681
Prestige Auto Receivables Trust Series 2014-1A, Class A2, 0.97%, 03/15/2018 (C)	6,482	6,481
Pretium Mortgage Credit Partners I LLC Series 2015-NPL2, Class A1, 3.75% (B), 07/27/2030 (C)	512,371	511,039
Progreso Receivables Funding II LLC Series 2014-A, Class A, 3.50%, 07/08/2019 (C)	600,000	600,881
Progreso Receivables Funding III LLC Series 2015-A, Class A, 3.63%, 02/08/2020 (C)	589,000	587,972
Progreso Receivables Funding IV LLC Series 2015-B, Class A, 3.00%, 07/28/2020 (C)	250,000	245,575
Progress Residential Trust
Series 2015-SFR2, Class A,
2.74%, 06/12/2032 (C)	1,403,400	1,423,351
Series 2015-SFR2, Class B,
3.14%, 06/12/2032 (C)	327,000	329,170
Series 2015-SFR3, Class A,
3.07%, 11/12/2032 (C)	1,674,329	1,720,482
Series 2015-SFR3, Class D,
4.67%, 11/12/2032 (C)	250,000	258,303
Series 2015-SFR3, Class E,
5.66%, 11/12/2032 (C)	200,000	205,301
Purchasing Power Funding LLC Series 2015-A, Class A2, 4.75%, 12/15/2019 (C)	650,000	647,562
RAMP Trust
Series 2004-RS11, Class M1,
1.38% (B), 11/25/2034	57,174	56,760
Series 2004-RZ1, Class M1,
4.82% (B), 03/25/2034	201,356	205,610
Series 2006-RZ1, Class A3,
0.75% (B), 03/25/2036	83,265	82,471
RASC Trust
Series 2005-EMX1, Class M1,
1.10% (B), 03/25/2035	899,655	843,092
Series 2005-KS9, Class M3,
0.91% (B), 10/25/2035	1,036,442	971,458
RBSHD Trust Series 2013-1A, Class A, 7.69% (B), 10/25/2047 (C) (G)	169,337	169,370
RMAT LLC Series 2015-NPL1, Class A1, 3.75% (B), 05/25/2055 (C)	181,982	180,409

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Santander Drive Auto Receivables Trust
Series 2015-S1, Class R1,
1.93%, 09/17/2019 (C)	$ 131,973	$ 130,984
Series 2015-S2, Class R1,
1.84%, 11/18/2019 (C)	19,433	19,287
Series 2015-S7, Class R1,
1.97%, 03/16/2021 (C)	107,935	107,125
Securitized Asset-Backed Receivables LLC Trust Series 2004-OP2, Class M1, 1.43% (B), 08/25/2034	881,171	826,452
Selene Non-Performing Loans LLC Series 2014-1A, Class A, 2.98% (B), 05/25/2054 (C)	289,743	287,753
Sierra Auto Receivables Securitization Trust Series 2016-1A, Class A, 2.85%, 01/18/2022 (C)	197,000	196,996
Skopos Auto Receivables Trust Series 2015-2A, Class A, 3.55%, 02/15/2020 (C)	118,197	118,072
Soundview Home Loan Trust
Series 2003-2, Class M2,
2.93% (B), 11/25/2033	41,322	40,423
Series 2005-OPT1, Class M2,
1.13% (B), 06/25/2035	1,000,000	906,198
Series 2006-OPT3, Class 2A3,
0.62% (B), 06/25/2036	479,023	439,449
Specialty Underwriting & Residential Finance Trust Series 2003-BC4, Class M1, 1.35% (B), 11/25/2034	936,702	868,836
SpringCastle America Funding LLC
Series 2014-AA, Class A,
2.70%, 05/25/2023 (C)	807,659	810,406
Series 2014-AA, Class B,
4.61%, 10/25/2027 (C)	300,000	300,474
Springleaf Funding Trust
Series 2014-AA, Class A,
2.41%, 12/15/2022 (C)	858,320	858,838
Series 2014-AA, Class B,
3.45%, 12/15/2022 (C)	146,000	145,874
Series 2015-AA, Class A,
3.16%, 11/15/2024 (C)	769,000	773,549
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes
Series 2015-T2, Class DT2,
4.23%, 01/15/2047 (C)	344,000	344,476
Series 2015-T3, Class DT3,
4.43%, 07/15/2047 (C)	285,000	290,767
Structured Asset Investment Loan Trust
Series 2003-BC12, Class M1,
1.43% (B), 11/25/2033	732,173	693,282
Series 2004-6, Class M2,
2.40% (B), 07/25/2034	896,280	835,151
Series 2004-BNC1, Class A4,
1.39% (B), 09/25/2034	593,032	551,462

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-BC3, Class 1A2, 0.59% (B), 05/25/2047	$ 336,163	$ 325,323
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2004-GEL1, Class A, 1.17% (B), 02/25/2034	980,675	915,708
Sunset Mortgage Loan Co. LLC Series 2014-NPL2, Class A, 3.72% (B), 11/16/2044 (C)	484,720	482,151
Tidewater Auto Receivables Trust Series 2014-AA, Class A3, 1.40%, 07/15/2018 (C)	14,239	14,236
Toyota Auto Receivables Owner Trust Series 2014-C, Class A3, 0.93%, 07/16/2018	128,331	128,278
Tricon American Homes Trust Series 2015-SFR1, Class A, 1.69% (B), 05/17/2032 (C)	159,423	157,021
Truman Capital Mortgage Loan Trust Series 2014-NPL3, Class A1, 3.13% (B), 04/25/2053 (C)	549	549
Vericrest Opportunity Loan Trust Series 2015-NPL3, Class A1, 3.38% (B), 10/25/2058 (C)	655,839	648,954
VML LLC Series 2014-NPL1, Class A1, 3.88% (B), 04/27/2054 (C)	136,018	135,897
VOLT XIX LLC Series 2014-NP11, Class A1, 3.88% (B), 04/25/2055 (C)	295,867	295,581
VOLT XL LLC Series 2015-NP14, Class A1, 4.38% (B), 11/27/2045 (C)	449,694	451,420
VOLT XLV LLC Series 2016-NPL5, Class A1, 4.00% (B), 05/25/2046 (C)	172,661	172,315
VOLT XLVI LLC Series 2016-NPL6, Class A1, 3.84% (B), 06/25/2046 (C)	448,000	448,000
VOLT XLVII LLC Series 2016-NPL7, Class A1, 3.75% (B), 06/25/2046 (C)	441,000	441,000
VOLT XXII LLC Series 2015-NPL4, Class A1, 3.50% (B), 02/25/2055 (C)	308,528	306,798
VOLT XXIV LLC Series 2015-NPL6, Class A1, 3.50% (B), 02/25/2055 (C)	556,948	554,190
VOLT XXV LLC Series 2015-NPL8, Class A1, 3.50% (B), 06/26/2045 (C)	1,178,905	1,170,570
VOLT XXVI LLC
Series 2014-NPL6, Class A1,
3.13% (B), 09/25/2043 (C)	279,091	276,808
Series 2014-NPL6, Class A2,
4.25% (B), 09/25/2043 (C)	184,546	177,653

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
VOLT XXVII LLC Series 2014-NPL7, Class A1, 3.38% (B), 08/27/2057 (C)	$ 569,934	$ 566,453
VOLT XXX LLC Series 2015-NPL1, Class A1, 3.63% (B), 10/25/2057 (C)	421,730	419,672
VOLT XXXI LLC Series 2015-NPL2, Class A1, 3.38% (B), 02/25/2055 (C)	383,507	379,727
VOLT XXXIII LLC Series 2015-NPL5, Class A1, 3.50% (B), 03/25/2055 (C)	551,742	547,016
VOLT XXXIV LLC Series 2015-NPL7, Class A1, 3.25% (B), 02/25/2055 (C)	325,005	322,511
VOLT XXXIX LLC Series 2015-NP13, Class-A1, 4.13% (B), 10/25/2045 (C)	329,527	329,996
VOLT XXXV LLC Series 2015-NPL9, Class A1, 3.50% (B), 06/26/2045 (C)	367,457	364,469
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 1A, 0.75% (B), 04/25/2034	990,222	936,697
Westlake Automobile Receivables Trust
Series 2015-3A, Class D,
4.40%, 05/17/2021 (C)	250,000	252,062
Series 2016-2A, Class A2,
1.57%, 06/17/2019 (C)	519,000	519,000
Series 2016-2A, Class D,
4.10%, 06/15/2021 (C)	180,000	181,515
World Omni Auto Receivables Trust
Series 2013-B, Class A3,
0.83%, 08/15/2018	76,068	76,019
Series 2013-B, Class A4,
1.32%, 01/15/2020	127,000	127,396

		122,686,438

Total Asset-Backed Securities (Cost $123,630,146)		123,805,777

CORPORATE DEBT SECURITIES - 25.1%
Australia - 0.4%
Australia & New Zealand Banking Group, Ltd.
2.40%, 11/23/2016 (C)	272,000	273,572
4.40%, 05/19/2026 (C)	730,000	748,118
6.75% (B), 06/15/2026 (C) (I) (J)	200,000	206,476
BHP Billiton Finance USA, Ltd.
2.05%, 09/30/2018	77,000	78,009
3.25%, 11/21/2021	80,000	84,556
4.13%, 02/24/2042	185,000	190,736
5.00%, 09/30/2043	160,000	185,915
Commonwealth Bank of Australia
2.25%, 03/16/2017 (C)	250,000	252,316
4.50%, 12/09/2025 (C) (I)	200,000	209,198

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Australia (continued)
Macquarie Bank, Ltd.
1.60%, 10/27/2017 (C)	$ 594,000	$ 594,634
2.60%, 06/24/2019 (C)	182,000	185,630
2.85%, 07/29/2020 (C)	150,000	153,765
4.00%, 07/29/2025 (C)	150,000	157,675
Macquarie Group, Ltd.
6.00%, 01/14/2020 (C)	30,000	33,444
6.25%, 01/14/2021 (C)	80,000	91,434
National Australia Bank, Ltd.
2.00%, 06/20/2017 (C)	300,000	302,643
3.00%, 07/27/2016 (C)	200,000	200,292
Rio Tinto Finance USA, Ltd. 3.75%, 06/15/2025 (I)	540,000	564,905
Westpac Banking Corp.
2.00%, 03/03/2020 (C)	304,000	306,584
2.45%, 11/28/2016 (C)	200,000	201,233
2.60%, 11/23/2020	285,000	294,583

		5,315,718

Canada - 0.9%
Agrium, Inc.
3.38%, 03/15/2025	120,000	122,065
4.13%, 03/15/2035	470,000	453,879
5.25%, 01/15/2045	114,000	122,284
Air Canada Pass-Through Trust
3.60%, 09/15/2028 (C)	334,685	340,124
4.13%, 11/15/2026 (C)	54,607	56,246
Anadarko Finance Co. 7.50%, 05/01/2031	190,000	227,479
Bank of Montreal
1.40%, 09/11/2017, MTN	69,000	69,350
2.38%, 01/25/2019, MTN	70,000	71,862
2.55%, 11/06/2022, MTN	247,000	255,346
Bank of Nova Scotia
1.45%, 04/25/2018 (I)	350,000	351,246
1.85%, 04/14/2020 (I)	400,000	405,300
2.35%, 10/21/2020	255,000	260,739
2.45%, 03/22/2021	270,000	277,427
Burlington Resources Finance Co. 7.40%, 12/01/2031	150,000	195,818
Canadian Imperial Bank of Commerce
1.55%, 01/23/2018	98,000	98,430
2.25%, 07/21/2020 (C) (I)	200,000	204,984
Canadian Natural Resources, Ltd.
1.75%, 01/15/2018	94,000	93,177
6.25%, 03/15/2038	30,000	32,612
6.45%, 06/30/2033	80,000	87,324
7.20%, 01/15/2032	50,000	55,538
Canadian Pacific Railway Co.
2.90%, 02/01/2025	173,000	175,677
4.50%, 01/15/2022	490,000	540,618
6.13%, 09/15/2115	17,000	21,194
7.13%, 10/15/2031	150,000	210,148
CDP Financial, Inc. 4.40%, 11/25/2019 (C)	250,000	275,129
Cenovus Energy, Inc.
3.00%, 08/15/2022	378,000	345,061
6.75%, 11/15/2039	100,000	105,014

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Canada (continued)
CNOOC Nexen Finance ULC 4.25%, 04/30/2024	$ 209,000	$ 221,494
Encana Corp. 6.50%, 08/15/2034	40,000	40,098
Hydro-Quebec
8.40%, 01/15/2022	40,000	52,828
9.40%, 02/01/2021	220,000	290,321
Petro-Canada 5.35%, 07/15/2033	50,000	54,813
Placer Dome, Inc. 6.45%, 10/15/2035	180,000	192,219
Potash Corp. of Saskatchewan, Inc. 3.00%, 04/01/2025 (I)	214,000	216,852
Rogers Communications, Inc.
4.10%, 10/01/2023	213,000	236,648
5.45%, 10/01/2043	118,000	140,552
Royal Bank of Canada
1.20%, 09/19/2017	246,000	246,534
1.88%, 02/05/2020	600,000	607,875
2.00%, 10/01/2018 - 12/10/2018	348,000	352,979
2.30%, 07/20/2016, MTN	25,000	25,015
2.50%, 01/19/2021, MTN (I)	275,000	284,146
Suncor Energy, Inc.
3.60%, 12/01/2024	107,000	112,529
5.95%, 12/01/2034	150,000	177,004
6.10%, 06/01/2018	450,000	486,610
Teck Resources, Ltd.
3.75%, 02/01/2023	77,000	58,520
4.75%, 01/15/2022 (I)	419,000	354,013
Thomson Reuters Corp. 3.95%, 09/30/2021	346,000	368,985
Toronto-Dominion Bank
1.50%, 03/13/2017 (C) (I)	230,000	230,916
1.75%, 07/23/2018, MTN	57,000	57,584
2.13%, 04/07/2021, MTN	445,000	452,867
2.25%, 11/05/2019, MTN	16,000	16,419
2.50%, 12/14/2020, MTN	730,000	755,078
Total Capital Canada, Ltd. 2.75%, 07/15/2023	170,000	174,722
TransCanada PipeLines, Ltd.
1.88%, 01/12/2018	36,000	36,173
2.50%, 08/01/2022	30,000	29,800
3.75%, 10/16/2023	35,000	37,470
4.88%, 01/15/2026	162,000	185,003
6.20%, 10/15/2037	100,000	122,426
7.25%, 08/15/2038	100,000	135,308
Transcanada Trust 5.63% (B), 05/20/2075	50,000	46,125

		12,253,997

Cayman Islands - 0.1%
Hutchison Whampoa International 12 II, Ltd. 3.25%, 11/08/2022 (C)	200,000	210,875
Noble Holding International, Ltd.
3.95%, 03/15/2022	7,000	4,874
5.00%, 03/16/2018	30,000	29,550
5.25%, 03/15/2042	105,000	59,850
6.05%, 03/01/2041	80,000	48,000

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Cayman Islands (continued)
Transocean, Inc.
5.05%, 10/15/2022	$ 33,000	$ 23,347
6.50%, 11/15/2020	25,000	22,218
7.50%, 04/15/2031	25,000	16,375
8.13%, 12/15/2021 (I)	147,000	124,215
9.10%, 12/15/2041	10,000	6,800
XLIT, Ltd. 6.38%, 11/15/2024	100,000	120,269

		666,373

China - 0.0% (A)
Industrial & Commercial Bank of China, Ltd. 2.35%, 11/13/2017, MTN	250,000	252,265

Colombia - 0.0% (A)
Ecopetrol SA
4.13%, 01/16/2025	107,000	96,803
5.38%, 06/26/2026	116,000	112,810
5.88%, 09/18/2023	62,000	63,860

		273,473

Curaçao - 0.0% (A)
Teva Pharmaceutical Finance Co., BV 3.65%, 11/10/2021	37,000	39,210

France - 0.4%
Banque Federative du Credit Mutuel SA
1.70%, 01/20/2017 (C)	300,000	300,769
2.50%, 04/13/2021 (C) (I)	245,000	250,519
BNP Paribas SA 4.38%, 09/28/2025 (C)	350,000	354,913
BPCE SA
1.63%, 01/26/2018, MTN	250,000	250,936
2.65%, 02/03/2021 (I)	410,000	421,739
4.00%, 04/15/2024	250,000	272,467
Credit Agricole SA
2.38%, 07/01/2021 (C) (I)	305,000	308,426
2.75%, 06/10/2020 (C)	675,000	696,357
4.38%, 03/17/2025 (C)	200,000	202,097
Electricite de France SA
2.15%, 01/22/2019 (C)	140,000	142,875
4.88%, 01/22/2044 (C)	125,000	131,252
6.00%, 01/22/2114 (C)	350,000	374,454
Orange SA
2.75%, 09/14/2016	17,000	17,063
9.00%, 03/01/2031	244,000	377,888
Pernod Ricard SA 3.25%, 06/08/2026 (C)	415,000	424,745
Societe Generale SA 2.50%, 04/08/2021 (C)	430,000	437,879
Total Capital International SA
1.55%, 06/28/2017	38,000	38,198
2.70%, 01/25/2023	572,000	588,303
2.75%, 06/19/2021	300,000	311,856

		5,902,736

Germany - 0.1%
Deutsche Bank AG
1.88%, 02/13/2018	46,000	45,712
2.95%, 08/20/2020	127,000	125,885
3.38%, 05/12/2021, MTN	733,000	735,523
3.70%, 05/30/2024	133,000	132,209

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Germany (continued)
Deutsche Bank AG (continued)
4.10%, 01/13/2026	$ 100,000	$ 99,311
6.00%, 09/01/2017	80,000	83,469

		1,222,109

Guernsey, Channel Islands - 0.1%
Credit Suisse Group Funding Guernsey, Ltd.
3.45%, 04/16/2021 (C)	395,000	398,930
3.80%, 09/15/2022	250,000	251,081
4.55%, 04/17/2026 (C)	500,000	518,689

		1,168,700

Ireland - 0.3%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.95%, 02/01/2022	1,140,000	1,140,000
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020 (C)	779,000	802,495
3.37%, 11/15/2025 (C)	509,000	552,382
4.42%, 11/15/2035 (C)	446,000	500,227
Perrigo Finance Unlimited Co.
3.50%, 12/15/2021	200,000	205,827
3.90%, 12/15/2024	200,000	202,771
4.38%, 03/15/2026	205,000	213,508

		3,617,210

Italy - 0.1%
Intesa Sanpaolo SpA
3.88%, 01/15/2019, MTN	230,000	236,395
5.71%, 01/15/2026 (C)	425,000	402,949

		639,344

Japan - 0.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.70%, 03/05/2018 (C)	365,000	366,872
2.35%, 02/23/2017 (C)	200,000	201,535
4.10%, 09/09/2023 (C)	200,000	221,950
Mizuho Bank, Ltd.
1.30%, 04/16/2017 (C)	200,000	199,966
1.80%, 03/26/2018 (C)	272,000	273,631
2.45%, 04/16/2019 (C)	200,000	203,917
2.70%, 10/20/2020 (C)	510,000	528,302
3.60%, 09/25/2024 (C)	230,000	247,081
Nippon Telegraph & Telephone Corp. 1.40%, 07/18/2017	47,000	47,111
Sumitomo Mitsui Financial Group, Inc. 3.78%, 03/09/2026	134,000	145,924

		2,436,289

Jersey, Channel Islands - 0.1%
UBS Group Funding Jersey, Ltd.
3.00%, 04/15/2021 (C)	395,000	402,880
4.13%, 09/24/2025 (C)	200,000	207,310
4.13%, 04/15/2026 (C) (I)	645,000	670,335

		1,280,525

Luxembourg - 0.2%
Actavis Funding SCS
2.35%, 03/12/2018	809,000	820,026
3.45%, 03/15/2022	979,000	1,016,750
3.80%, 03/15/2025	375,000	390,685
4.55%, 03/15/2035	220,000	226,099

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Luxembourg (continued)
Ingersoll-Rand Luxembourg Finance SA 2.63%, 05/01/2020	$ 60,000	$ 60,968
Pentair Finance SA 2.90%, 09/15/2018	170,000	171,722
Schlumberger Investment SA
2.40%, 08/01/2022 (C)	70,000	70,989
3.30%, 09/14/2021 (C)	23,000	24,373
3.65%, 12/01/2023	82,000	88,025
Tyco International Finance SA 5.13%, 09/14/2045	45,000	51,598

		2,921,235

Mexico - 0.1%
America Movil SAB de CV
1.66% (B), 09/12/2016	280,000	280,070
3.13%, 07/16/2022	400,000	410,407
5.00%, 03/30/2020	150,000	166,204
Petroleos Mexicanos
4.25%, 01/15/2025 (I)	52,000	50,076
4.50%, 01/23/2026 (I)	222,000	213,653
4.88%, 01/18/2024	65,000	65,897
5.63%, 01/23/2046	140,000	127,610
6.38%, 02/04/2021 (C)	93,000	101,119
6.38%, 01/23/2045	186,000	186,930
6.63%, 06/15/2035	100,000	103,100
6.88%, 08/04/2026 (C)	135,000	150,930

		1,855,996

Netherlands - 0.5%
ABN AMRO Bank NV
1.80%, 06/04/2018 (C)	200,000	201,479
2.45%, 06/04/2020 (C)	300,000	306,773
2.50%, 10/30/2018 (C)	440,000	450,213
Airbus Group Finance BV 2.70%, 04/17/2023 (C)	64,000	66,516
Cooperatieve Rabobank UA
2.25%, 01/14/2020, MTN	425,000	432,194
3.38%, 01/19/2017	195,000	197,521
3.88%, 02/08/2022	79,000	85,826
4.38%, 08/04/2025	250,000	261,132
4.63%, 12/01/2023	250,000	263,624
Deutsche Telekom International Finance BV
2.25%, 03/06/2017 (C)	150,000	150,995
8.75%, 06/15/2030	30,000	45,177
Heineken NV
1.40%, 10/01/2017 (C)	60,000	60,277
3.40%, 04/01/2022 (C)	150,000	160,542
ING Bank NV 3.75%, 03/07/2017 (C)	200,000	203,454
Koninklijke Philips NV 3.75%, 03/15/2022	245,000	263,136
LYB International Finance BV 4.88%, 03/15/2044	430,000	454,662
Mylan NV
3.95%, 06/15/2026 (C)	642,000	649,696
5.25%, 06/15/2046 (C)	225,000	234,381
Petrobras Global Finance BV 7.88%, 03/15/2019	160,000	165,200

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Netherlands (continued)
Shell International Finance BV
1.13%, 08/21/2017	$ 42,000	$ 42,127
2.13%, 05/11/2020	140,000	142,888
2.88%, 05/10/2026	328,000	333,242
3.25%, 05/11/2025	155,000	162,608
3.40%, 08/12/2023	210,000	223,182
4.00%, 05/10/2046	699,000	712,916
4.13%, 05/11/2035	126,000	135,877
4.30%, 09/22/2019	50,000	54,458
4.55%, 08/12/2043	430,000	478,255
6.38%, 12/15/2038	130,000	176,599
Siemens Financieringsmaatschappij NV
5.75%, 10/17/2016 (C)	125,000	126,751
6.13%, 08/17/2026 (C)	120,000	158,882

		7,400,583

New Zealand - 0.0% (A)
ANZ New Zealand International, Ltd. 2.60%, 09/23/2019 (C)	200,000	204,642
BNZ International Funding, Ltd. 2.35%, 03/04/2019 (C)	250,000	253,855

		458,497

Norway - 0.0% (A)
Statoil ASA
1.15%, 05/15/2018	134,000	134,120
1.20%, 01/17/2018	44,000	44,070
2.45%, 01/17/2023	58,000	58,720
2.65%, 01/15/2024	143,000	144,327
2.75%, 11/10/2021	31,000	32,413
3.15%, 01/23/2022	20,000	20,998
3.25%, 11/10/2024	61,000	64,419
4.25%, 11/23/2041	16,000	16,842
5.25%, 04/15/2019	100,000	110,120

		626,029

Republic of Korea - 0.0% (A)
Korea National Oil Corp. 3.13%, 04/03/2017 (C)	200,000	202,642

Spain - 0.0% (A)
Santander Issuances SAU 5.18%, 11/19/2025	220,000	219,787
Telefonica Emisiones SAU 5.13%, 04/27/2020	102,000	112,591

		332,378

Sweden - 0.3%
Nordea Bank AB
3.13%, 03/20/2017 (C)	250,000	253,632
4.25%, 09/21/2022 (C)	200,000	211,374
Skandinaviska Enskilda Banken AB
1.75%, 03/19/2018 (C)	615,000	618,037
2.38%, 11/20/2018 (C)	200,000	204,028
2.45%, 05/27/2020 (C)	580,000	592,551
2.63%, 11/17/2020 (C)	250,000	257,616
Stadshypotek AB 1.88%, 10/02/2019 (C)	250,000	253,672
Svenska Handelsbanken AB 2.40%, 10/01/2020, MTN	865,000	886,379
Swedbank AB 1.75%, 03/12/2018 (C)	675,000	678,922

		3,956,211

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Switzerland - 0.2%
Credit Suisse AG
1.70%, 04/27/2018	$ 1,010,000	$ 1,011,081
1.75%, 01/29/2018	250,000	250,208
2.30%, 05/28/2019, MTN	250,000	253,347
3.00%, 10/29/2021	250,000	256,074
5.30%, 08/13/2019, MTN	100,000	110,371
UBS AG
1.80%, 03/26/2018, MTN	675,000	681,422
2.38%, 08/14/2019, MTN	475,000	485,787

		3,048,290

United Kingdom - 1.1%
Aon PLC
3.50%, 06/14/2024	200,000	205,847
3.88%, 12/15/2025	125,000	131,842
AstraZeneca PLC 3.38%, 11/16/2025	770,000	807,226
BAE Systems PLC 5.80%, 10/11/2041 (C)	25,000	30,803
Barclays Bank PLC
2.25%, 05/10/2017 (C) (I)	200,000	202,034
6.05%, 12/04/2017 (C)	295,000	308,933
Barclays PLC
2.00%, 03/16/2018	755,000	749,186
2.75%, 11/08/2019	220,000	218,447
3.25%, 01/12/2021	238,000	237,166
3.65%, 03/16/2025	200,000	192,314
4.38%, 01/12/2026	200,000	201,940
5.20%, 05/12/2026	255,000	257,643
BAT International Finance PLC
2.75%, 06/15/2020 (C)	250,000	259,238
3.25%, 06/07/2022 (C)	126,000	133,481
BP Capital Markets PLC
1.38%, 11/06/2017 - 05/10/2018	174,000	174,363
1.85%, 05/05/2017	71,000	71,402
2.75%, 05/10/2023	150,000	151,145
3.06%, 03/17/2022	515,000	532,129
3.12%, 05/04/2026	193,000	197,143
3.25%, 05/06/2022	547,000	574,058
3.54%, 11/04/2024	230,000	242,357
3.81%, 02/10/2024 (I)	92,000	98,561
Diageo Capital PLC 1.50%, 05/11/2017	76,000	76,321
Ensco PLC
4.70%, 03/15/2021 (I)	150,000	124,638
5.20%, 03/15/2025	68,000	47,260
5.75%, 10/01/2044	48,000	28,800
HSBC Bank PLC
1.50%, 05/15/2018 (C)	410,000	407,988
4.13%, 08/12/2020 (C)	1,235,000	1,326,702
4.75%, 01/19/2021 (C)	240,000	264,585
HSBC Holdings PLC
2.95%, 05/25/2021	320,000	323,315
3.60%, 05/25/2023	1,025,000	1,047,519
3.90%, 05/25/2026	200,000	205,763
4.00%, 03/30/2022	233,000	244,918
4.25%, 08/18/2025	200,000	201,825
4.30%, 03/08/2026	200,000	211,515
4.88%, 01/14/2022	100,000	109,732
6.88% (B), 06/01/2021 (J)	531,000	528,345

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
Imperial Brands Finance PLC 3.75%, 07/21/2022 (C)	$ 395,000	$ 416,842
Invesco Finance PLC
3.75%, 01/15/2026	62,000	66,553
4.00%, 01/30/2024	74,000	80,960
Lloyds Bank PLC
1.75%, 03/16/2018	1,025,000	1,022,335
2.05%, 01/22/2019	645,000	643,327
Santander UK Group Holdings PLC
2.88%, 10/16/2020	150,000	148,841
5.63%, 09/15/2045 (C)	255,000	250,830
Santander UK PLC 2.50%, 03/14/2019	705,000	712,193
Standard Chartered PLC
4.05%, 04/12/2026 (C) (I)	200,000	200,973
5.20%, 01/26/2024 (C) (I)	210,000	218,735
Vodafone Group PLC
1.50%, 02/19/2018	131,000	130,931
1.63%, 03/20/2017	49,000	49,141
6.25%, 11/30/2032	180,000	207,033

		15,275,178

United States - 20.0%
21st Century Fox America, Inc.
4.75%, 09/15/2044	305,000	337,906
4.95%, 10/15/2045	285,000	324,511
6.55%, 03/15/2033	50,000	63,894
6.65%, 11/15/2037	100,000	131,140
9.50%, 07/15/2024	80,000	115,551
ABB Finance USA, Inc.
1.63%, 05/08/2017	16,000	16,068
2.88%, 05/08/2022 (I)	23,000	23,962
4.38%, 05/08/2042	12,000	13,650
AbbVie, Inc.
1.75%, 11/06/2017	266,000	267,571
2.50%, 05/14/2020	495,000	506,050
2.85%, 05/14/2023	170,000	172,310
2.90%, 11/06/2022	345,000	351,769
3.20%, 11/06/2022	412,000	426,020
3.60%, 05/14/2025	660,000	691,568
4.30%, 05/14/2036	113,000	115,254
4.45%, 05/14/2046	350,000	354,914
4.50%, 05/14/2035	338,000	353,265
Actavis, Inc.
1.88%, 10/01/2017	260,000	261,298
3.25%, 10/01/2022	129,000	131,797
Advance Auto Parts, Inc. 4.50%, 01/15/2022	200,000	215,393
Aetna, Inc.
2.80%, 06/15/2023	84,000	85,806
3.20%, 06/15/2026	155,000	159,468
3.50%, 11/15/2024	575,000	606,629
4.25%, 06/15/2036	161,000	166,341
4.50%, 05/15/2042	10,000	10,586
6.75%, 12/15/2037	70,000	94,942
AGL Capital Corp.
3.25%, 06/15/2026	323,000	330,133
3.50%, 09/15/2021	182,000	193,185
4.40%, 06/01/2043	79,000	80,804
5.25%, 08/15/2019	230,000	251,646
6.38%, 07/15/2016	50,000	50,057

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
AIG Global Funding 1.65%, 12/15/2017 (C)	$ 284,000	$ 285,239
AIG SunAmerica Global Financing X 6.90%, 03/15/2032 (C)	150,000	195,174
Air Lease Corp.
2.63%, 09/04/2018	545,000	544,885
3.38%, 06/01/2021	310,000	317,741
3.88%, 04/01/2021	90,000	92,700
Alabama Power Co.
3.55%, 12/01/2023	76,000	83,020
3.75%, 03/01/2045	181,000	188,225
4.15%, 08/15/2044	64,000	70,012
6.00%, 03/01/2039	38,000	50,382
Allergan, Inc. 3.38%, 09/15/2020	97,000	101,157
Allstate Corp. 3.15%, 06/15/2023	110,000	116,975
Altria Group, Inc.
2.85%, 08/09/2022	92,000	96,363
4.00%, 01/31/2024	550,000	615,307
4.25%, 08/09/2042	265,000	289,332
4.50%, 05/02/2043	200,000	225,751
Amazon.com, Inc.
3.80%, 12/05/2024	536,000	600,766
4.80%, 12/05/2034	117,000	137,616
American Airlines Pass-Through Trust
3.65%, 12/15/2029	44,000	45,540
4.95%, 07/15/2024	336,062	365,467
American Electric Power Co., Inc. 1.65%, 12/15/2017	26,000	26,075
American Express Co.
2.65%, 12/02/2022	103,000	104,346
3.63%, 12/05/2024	131,000	134,355
7.00%, 03/19/2018	120,000	131,080
American Express Credit Corp.
1.80%, 07/31/2018, MTN	130,000	131,152
1.88%, 11/05/2018, MTN	39,000	39,415
2.13%, 03/18/2019	150,000	153,129
2.25%, 08/15/2019 - 05/05/2021, MTN	357,000	363,949
2.38%, 05/26/2020, MTN	116,000	118,684
2.60%, 09/14/2020, MTN	810,000	836,821
American Honda Finance Corp.
1.55%, 12/11/2017, MTN	110,000	110,912
1.60%, 02/16/2018 (C)	200,000	201,917
2.25%, 08/15/2019, MTN	140,000	144,557
American International Group, Inc.
3.75%, 07/10/2025	69,000	70,325
3.88%, 01/15/2035	99,000	94,789
4.13%, 02/15/2024	145,000	152,965
4.50%, 07/16/2044	269,000	260,242
4.80%, 07/10/2045	605,000	613,245
American Tower Corp.
3.38%, 10/15/2026	603,000	606,137
3.40%, 02/15/2019	150,000	156,199
3.45%, 09/15/2021	240,000	249,807
3.50%, 01/31/2023	130,000	134,518
4.00%, 06/01/2025	85,000	90,395
4.40%, 02/15/2026	150,000	162,855
4.50%, 01/15/2018	160,000	166,925

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
American Water Capital Corp.
3.40%, 03/01/2025	$ 59,000	$ 63,973
3.85%, 03/01/2024	200,000	220,946
Ameriprise Financial, Inc. 4.00%, 10/15/2023	180,000	194,837
Amgen, Inc.
3.63%, 05/22/2024	382,000	409,864
3.88%, 11/15/2021	30,000	32,711
4.40%, 05/01/2045	250,000	259,715
4.56%, 06/15/2048 (C)	176,000	184,577
4.66%, 06/15/2051 (C)	126,000	131,646
5.70%, 02/01/2019	50,000	55,398
Anheuser-Busch InBev Finance, Inc.
1.90%, 02/01/2019	710,000	722,056
2.63%, 01/17/2023	370,000	374,326
2.65%, 02/01/2021	560,000	580,728
3.30%, 02/01/2023	587,000	618,504
3.65%, 02/01/2026	780,000	835,572
3.70%, 02/01/2024	600,000	646,261
4.70%, 02/01/2036	992,000	1,114,738
4.90%, 02/01/2046	900,000	1,054,658
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 07/15/2022	130,000	132,257
5.38%, 01/15/2020	455,000	510,763
8.20%, 01/15/2039	20,000	31,875
ANR Pipeline Co. 9.63%, 11/01/2021	70,000	91,845
Anthem, Inc.
2.30%, 07/15/2018	85,000	86,223
3.13%, 05/15/2022	62,000	64,143
3.30%, 01/15/2023	21,000	21,691
3.50%, 08/15/2024	708,000	733,009
4.63%, 05/15/2042	50,000	52,448
4.65%, 08/15/2044	97,000	103,300
5.10%, 01/15/2044	290,000	325,987
Apache Corp.
3.25%, 04/15/2022	14,000	14,342
4.75%, 04/15/2043	23,000	23,646
5.10%, 09/01/2040	90,000	93,732
6.00%, 01/15/2037	160,000	182,561
6.90%, 09/15/2018	50,000	54,765
Appalachian Power Co.
5.80%, 10/01/2035	25,000	30,067
6.70%, 08/15/2037	55,000	71,137
Apple, Inc.
0.89% (B), 05/03/2018	172,000	172,262
2.15%, 02/09/2022	717,000	730,745
2.40%, 05/03/2023	284,000	289,212
2.70%, 05/13/2022	385,000	402,151
2.85%, 05/06/2021	264,000	278,823
3.20%, 05/13/2025	96,000	101,781
3.25%, 02/23/2026 (I)	510,000	541,404
3.45%, 02/09/2045	621,000	583,524
3.85%, 05/04/2043	305,000	306,226
4.38%, 05/13/2045	100,000	108,948
4.50%, 02/23/2036	85,000	95,667
4.65%, 02/23/2046	135,000	152,493

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Arizona Public Service Co.
2.20%, 01/15/2020	$ 83,000	$ 85,018
3.35%, 06/15/2024 (I)	169,000	182,172
4.50%, 04/01/2042	8,000	9,280
5.05%, 09/01/2041	23,000	28,390
Arrow Electronics, Inc.
3.00%, 03/01/2018	21,000	21,215
6.88%, 06/01/2018	50,000	53,932
7.50%, 01/15/2027	380,000	461,841
AT&T, Inc.
3.00%, 02/15/2022 - 06/30/2022	1,499,000	1,532,401
3.40%, 05/15/2025	1,122,000	1,147,702
3.60%, 02/17/2023	616,000	642,598
3.80%, 03/15/2022	460,000	488,669
3.88%, 08/15/2021	155,000	166,986
3.95%, 01/15/2025	43,000	45,707
4.13%, 02/17/2026	490,000	526,375
4.30%, 12/15/2042	696,000	673,877
4.35%, 06/15/2045	110,000	106,586
4.45%, 04/01/2024	305,000	335,076
4.75%, 05/15/2046	81,000	83,015
4.80%, 06/15/2044	570,000	585,168
5.15%, 03/15/2042	110,000	118,686
5.35%, 09/01/2040	79,000	86,417
5.50%, 02/01/2018	50,000	53,218
5.65%, 02/15/2047	115,000	131,699
6.38%, 03/01/2041	205,000	249,477
Atmos Energy Corp.
4.13%, 10/15/2044	75,000	81,758
6.35%, 06/15/2017	100,000	104,800
8.50%, 03/15/2019	126,000	148,544
AvalonBay Communities, Inc.
2.85%, 03/15/2023, MTN	100,000	101,585
3.63%, 10/01/2020, MTN	155,000	165,445
BAE Systems Holdings, Inc.
3.80%, 10/07/2024 (C)	45,000	47,339
3.85%, 12/15/2025 (C)	200,000	211,988
4.75%, 10/07/2044 (C)	48,000	52,367
6.38%, 06/01/2019 (C)	80,000	89,929
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	180,000	186,476
3.35%, 07/01/2023	260,000	274,940
5.20%, 06/15/2033	200,000	235,698
Bank of America Corp.
2.00%, 01/11/2018	913,000	918,837
2.25%, 04/21/2020, MTN	655,000	658,662
2.60%, 01/15/2019	1,865,000	1,908,397
2.63%, 10/19/2020, MTN	115,000	116,833
2.65%, 04/01/2019	200,000	204,895
3.30%, 01/11/2023, MTN	1,339,000	1,378,028
3.50%, 04/19/2026, MTN	395,000	408,188
3.88%, 08/01/2025, MTN	805,000	853,953
3.95%, 04/21/2025, MTN	803,000	817,731
4.00%, 04/01/2024 - 01/22/2025, MTN	266,000	275,791
4.25%, 10/22/2026, MTN	142,000	147,266
4.45%, 03/03/2026, MTN	570,000	596,184
5.00%, 05/13/2021 - 01/21/2044, MTN	375,000	421,544
5.63%, 07/01/2020, MTN	460,000	517,518

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Bank of America Corp. (continued)
5.65%, 05/01/2018, MTN	$ 105,000	$ 112,523
5.88%, 02/07/2042, MTN	20,000	25,245
6.40%, 08/28/2017, MTN	100,000	105,516
6.88%, 04/25/2018, MTN	400,000	436,699
7.63%, 06/01/2019, MTN	200,000	231,486
8.00% (B), 01/30/2018 (J)	760,000	755,250
Bank of America NA
1.65%, 03/26/2018	590,000	593,539
1.75%, 06/05/2018	750,000	755,002
Bank of New York Mellon Corp.
2.15%, 02/24/2020, MTN	850,000	866,544
2.20%, 03/04/2019, MTN	60,000	61,231
2.50%, 04/15/2021, MTN	185,000	191,701
2.60%, 08/17/2020, MTN	182,000	188,743
2.80%, 05/04/2026, MTN	51,000	52,900
3.25%, 09/11/2024, MTN	190,000	202,232
3.55%, 09/23/2021	19,000	20,571
4.15%, 02/01/2021, MTN	55,000	60,672
4.60%, 01/15/2020, MTN	100,000	110,390
4.95% (B), 06/20/2020 (J)	540,000	542,025
Barrick North America Finance LLC 4.40%, 05/30/2021	66,000	71,063
Baxalta, Inc.
3.60%, 06/23/2022	185,000	190,933
4.00%, 06/23/2025	330,000	344,353
5.25%, 06/23/2045	158,000	171,371
Bayer US Finance LLC 3.38%, 10/08/2024 (C)	200,000	207,899
BB&T Corp.
1.60%, 08/15/2017, MTN	31,000	31,168
2.45%, 01/15/2020, MTN	56,000	57,561
2.63%, 06/29/2020, MTN	270,000	278,906
6.85%, 04/30/2019, MTN	60,000	68,861
Becton Dickinson and Co.
2.68%, 12/15/2019	28,000	28,799
3.73%, 12/15/2024	382,000	411,468
Bed Bath & Beyond, Inc. 4.92%, 08/01/2034	344,000	319,544
BellSouth LLC 6.55%, 06/15/2034	423,000	495,800
Berkshire Hathaway Energy Co.
2.40%, 02/01/2020	45,000	46,222
3.50%, 02/01/2025	791,000	853,107
3.75%, 11/15/2023	293,000	320,172
4.50%, 02/01/2045	290,000	325,537
6.13%, 04/01/2036	75,000	99,452
Berkshire Hathaway Finance Corp.
4.30%, 05/15/2043	110,000	122,086
4.40%, 05/15/2042	62,000	69,596
5.40%, 05/15/2018 (I)	200,000	216,313
Berkshire Hathaway, Inc.
2.75%, 03/15/2023	501,000	517,649
3.13%, 03/15/2026	360,000	377,476
3.40%, 01/31/2022	106,000	114,407
3.75%, 08/15/2021 (I)	122,000	134,615
4.50%, 02/11/2043	130,000	148,554

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Biogen, Inc.
3.63%, 09/15/2022	$ 122,000	$ 129,504
5.20%, 09/15/2045	322,000	362,103
BlackRock, Inc.
3.38%, 06/01/2022	50,000	54,324
3.50%, 03/18/2024	40,000	43,394
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045 (C)	33,000	33,305
5.88%, 03/15/2021 (C)	120,000	140,611
Boardwalk Pipelines, LP
4.95%, 12/15/2024	58,000	57,047
5.95%, 06/01/2026	232,000	243,697
Boston Gas Co. 4.49%, 02/15/2042 (C)	24,000	26,062
Boston Properties, LP
3.65%, 02/01/2026	509,000	542,449
3.85%, 02/01/2023	160,000	171,222
4.13%, 05/15/2021	175,000	190,781
Branch Banking & Trust Co. 2.85%, 04/01/2021	520,000	546,710
Brixmor Operating Partnership, LP 3.88%, 08/15/2022	340,000	348,955
Brown-Forman Corp. 4.50%, 07/15/2045	75,000	85,712
Buckeye Partners, LP
4.15%, 07/01/2023	51,000	51,326
4.35%, 10/15/2024	60,000	59,416
4.88%, 02/01/2021	220,000	231,119
5.85%, 11/15/2043	100,000	97,218
Bunge, Ltd. Finance Corp.
3.50%, 11/24/2020	55,000	57,652
8.50%, 06/15/2019	130,000	152,006
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	198,000	208,227
3.05%, 03/15/2022 - 09/01/2022	216,000	230,010
3.45%, 09/15/2021	40,000	43,348
3.90%, 08/01/2046	505,000	533,042
4.10%, 06/01/2021	140,000	154,775
4.15%, 04/01/2045	85,000	92,567
4.40%, 03/15/2042	50,000	55,523
4.45%, 03/15/2043	50,000	55,923
4.70%, 09/01/2045	110,000	129,354
4.90%, 04/01/2044	105,000	125,274
5.15%, 09/01/2043	231,000	281,929
5.40%, 06/01/2041	60,000	74,394
7.95%, 08/15/2030	200,000	298,954
Capital One Bank USA NA
2.25%, 02/13/2019	250,000	253,196
3.38%, 02/15/2023	1,145,000	1,169,504
Capital One Financial Corp.
3.20%, 02/05/2025	175,000	176,309
3.75%, 04/24/2024	100,000	104,329
4.20%, 10/29/2025	275,000	282,712
Capital One NA
2.35%, 08/17/2018	955,000	968,345
2.40%, 09/05/2019	300,000	303,970

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Cardinal Health, Inc.
3.75%, 09/15/2025 (I)	$ 68,000	$ 73,980
4.90%, 09/15/2045	60,000	66,872
Cargill, Inc. 3.30%, 03/01/2022 (C)	110,000	116,304
Caterpillar Financial Services Corp.
1.70%, 06/16/2018, MTN	150,000	151,911
2.10%, 06/09/2019, MTN	43,000	44,152
2.75%, 08/20/2021, MTN	60,000	63,311
2.85%, 06/01/2022, MTN	77,000	80,587
3.75%, 11/24/2023, MTN (I)	121,000	133,795
7.15%, 02/15/2019, MTN	100,000	114,857
Caterpillar, Inc.
1.50%, 06/26/2017	35,000	35,207
2.60%, 06/26/2022	31,000	31,971
CBS Corp.
3.70%, 08/15/2024	173,000	180,667
4.00%, 01/15/2026	83,000	88,591
4.85%, 07/01/2042	100,000	100,477
4.90%, 08/15/2044	68,000	68,960
Celgene Corp.
1.90%, 08/15/2017	74,000	74,567
3.25%, 08/15/2022	20,000	20,657
3.63%, 05/15/2024	186,000	193,710
3.88%, 08/15/2025	340,000	362,666
5.00%, 08/15/2045	309,000	340,314
Centel Capital Corp. 9.00%, 10/15/2019	25,000	28,939
CenterPoint Energy Resources Corp. 4.50%, 01/15/2021	130,000	141,063
CF Industries, Inc.
4.95%, 06/01/2043	50,000	45,977
5.38%, 03/15/2044	210,000	198,042
7.13%, 05/01/2020	200,000	230,759
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58%, 07/23/2020 (C)	180,000	188,180
4.46%, 07/23/2022 (C)	603,000	648,066
4.91%, 07/23/2025 (C)	385,000	420,921
6.38%, 10/23/2035 (C)	89,000	105,392
6.48%, 10/23/2045 (C)	165,000	197,013
6.83%, 10/23/2055 (C)	120,000	142,682
Chevron Corp.
2.10%, 05/16/2021	990,000	1,008,897
2.36%, 12/05/2022	233,000	236,503
2.42%, 11/17/2020	335,000	345,557
2.57%, 05/16/2023	200,000	204,259
3.19%, 06/24/2023	74,000	78,620
Chubb INA Holdings, Inc.
2.30%, 11/03/2020	90,000	92,532
2.88%, 11/03/2022	191,000	199,794
3.15%, 03/15/2025	131,000	136,784
3.35%, 05/03/2026	63,000	67,152
4.35%, 11/03/2045	170,000	195,571
Cigna Corp. 4.00%, 02/15/2022	480,000	517,020

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Cisco Systems, Inc.
2.20%, 02/28/2021	$ 1,515,000	$ 1,561,385
2.95%, 02/28/2026	117,000	124,525
3.00%, 06/15/2022	222,000	238,614
Citigroup, Inc.
1.70%, 04/27/2018	300,000	300,481
1.75%, 05/01/2018 (I)	112,000	112,492
1.80%, 02/05/2018	1,169,000	1,173,793
2.15%, 07/30/2018	82,000	82,999
2.40%, 02/18/2020	135,000	136,382
2.50%, 09/26/2018 - 07/29/2019	410,000	417,918
2.70%, 03/30/2021	290,000	295,160
3.40%, 05/01/2026	490,000	502,421
3.70%, 01/12/2026	565,000	594,769
3.88%, 03/26/2025	100,000	101,011
4.30%, 11/20/2026	460,000	473,919
4.40%, 06/10/2025	408,000	426,608
4.45%, 09/29/2027	325,000	334,786
4.60%, 03/09/2026	415,000	439,975
4.75%, 05/18/2046	400,000	401,402
5.50%, 09/13/2025	115,000	128,908
5.80% (B), 11/15/2019 (J)	195,000	188,419
5.88% (B), 03/27/2020 (J)	395,000	379,200
Citizens Financial Group, Inc. 4.30%, 12/03/2025	60,000	63,153
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	50,000	53,987
8.88%, 11/15/2018	70,000	81,563
CME Group, Inc.
3.00%, 09/15/2022	100,000	106,151
3.00%, 03/15/2025 (I)	126,000	131,619
CMS Energy Corp. 8.75%, 06/15/2019	50,000	60,170
CNA Financial Corp. 7.35%, 11/15/2019	200,000	230,952
Coca-Cola Co. 2.55%, 06/01/2026 (I)	470,000	483,799
Comcast Cable Communications LLC 8.88%, 05/01/2017	100,000	106,507
Comcast Corp.
2.75%, 03/01/2023	53,000	55,505
4.20%, 08/15/2034	278,000	306,094
4.25%, 01/15/2033	139,000	153,368
4.50%, 01/15/2043	215,000	242,712
4.60%, 08/15/2045	555,000	639,008
4.75%, 03/01/2044	635,000	740,425
6.45%, 03/15/2037	60,000	82,559
6.50%, 11/15/2035	210,000	291,930
7.05%, 03/15/2033	90,000	126,037
Comerica, Inc. 3.80%, 07/22/2026	180,000	183,142
Commonwealth Edison Co.
2.55%, 06/15/2026	275,000	279,591
3.65%, 06/15/2046	81,000	82,757
4.35%, 11/15/2045	250,000	284,044
ConAgra Foods, Inc. 2.10%, 03/15/2018	21,000	21,196

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
ConocoPhillips Co.
1.05%, 12/15/2017	$ 70,000	$ 69,568
2.20%, 05/15/2020 (I)	82,000	82,805
3.35%, 11/15/2024 - 05/15/2025 (I)	360,000	371,600
5.75%, 02/01/2019	90,000	99,015
ConocoPhillips Holding Co. 6.95%, 04/15/2029	130,000	162,249
Consolidated Edison Co. of New York, Inc.
3.85%, 06/15/2046	325,000	336,764
4.20%, 03/15/2042	25,000	26,965
4.50%, 12/01/2045	330,000	375,078
Consolidated Edison, Inc. 2.00%, 05/15/2021	485,000	490,087
Consumers Energy Co.
2.85%, 05/15/2022	8,000	8,329
4.35%, 08/31/2064	32,000	35,428
5.65%, 04/15/2020	110,000	126,099
Continental Airlines Pass-Through Trust 4.00%, 04/29/2026	36,628	38,459
Costco Wholesale Corp. 2.25%, 02/15/2022	142,000	146,513
Cox Communications, Inc.
3.25%, 12/15/2022 (C)	140,000	139,611
4.80%, 02/01/2035 (C)	250,000	233,593
Crown Castle International Corp.
3.40%, 02/15/2021	155,000	161,810
3.70%, 06/15/2026	254,000	262,050
4.45%, 02/15/2026	276,000	299,635
4.88%, 04/15/2022	150,000	164,730
Crown Castle Towers LLC 3.22%, 05/15/2042 (C)	104,000	108,095
CSX Corp.
3.40%, 08/01/2024	200,000	214,948
3.95%, 05/01/2050	46,000	46,044
4.10%, 03/15/2044	27,000	28,844
4.25%, 06/01/2021	23,000	25,203
6.00%, 10/01/2036, MTN	70,000	89,309
7.90%, 05/01/2017	95,000	100,265
CVS Health Corp.
2.13%, 06/01/2021	1,020,000	1,032,543
2.75%, 12/01/2022	80,000	82,537
2.88%, 06/01/2026	605,000	618,263
3.50%, 07/20/2022	67,000	72,138
3.88%, 07/20/2025	209,000	229,895
4.00%, 12/05/2023	71,000	78,516
5.13%, 07/20/2045	165,000	204,695
5.30%, 12/05/2043	47,000	58,672
CVS Pass-Through Trust
4.70%, 01/10/2036 (C)	65,351	70,332
5.93%, 01/10/2034 (C)	49,740	57,666
6.20%, 10/10/2025 (C)	114,164	128,761
Daimler Finance North America LLC
2.25%, 09/03/2019 (C) (I)	150,000	154,185
2.25%, 03/02/2020 (C)	465,000	473,645
2.38%, 08/01/2018 (C)	151,000	154,353
2.45%, 05/18/2020 (C)	640,000	658,588
2.63%, 09/15/2016 (C)	150,000	150,493
2.88%, 03/10/2021 (C) (I)	250,000	259,958

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Danaher Corp.
2.40%, 09/15/2020	$ 56,000	$ 58,414
3.90%, 06/23/2021	33,000	36,242
DDR Corp. 3.50%, 01/15/2021	475,000	489,396
Deere & Co.
2.60%, 06/08/2022	15,000	15,405
3.90%, 06/09/2042	13,000	13,879
Delmarva Power & Light Co. 4.00%, 06/01/2042	47,000	49,653
Delta Air Lines Pass-Through Trust 4.75%, 11/07/2021	26,360	27,941
Devon Energy Corp.
3.25%, 05/15/2022 (I)	364,000	353,005
4.75%, 05/15/2042	24,000	21,510
5.00%, 06/15/2045	145,000	135,266
6.30%, 01/15/2019	40,000	43,334
Devon Financing Co. LLC 7.88%, 09/30/2031	180,000	209,461
Diageo Investment Corp. 8.00%, 09/15/2022	40,000	52,906
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
4.42%, 06/15/2021 (C)	583,000	600,065
5.45%, 06/15/2023 (C)	427,000	443,044
6.02%, 06/15/2026 (C)	293,000	305,449
8.10%, 07/15/2036 (C)	200,000	215,610
8.35%, 07/15/2046 (C)	80,000	86,009
Diamond Offshore Drilling, Inc. 4.88%, 11/01/2043	113,000	80,511
Discover Bank
2.00%, 02/21/2018	500,000	501,617
3.20%, 08/09/2021	850,000	864,781
4.20%, 08/08/2023	350,000	369,955
4.25%, 03/13/2026	250,000	261,485
Discovery Communications LLC
3.30%, 05/15/2022	190,000	191,987
4.38%, 06/15/2021	137,000	147,106
4.95%, 05/15/2042	50,000	43,408
Dominion Gas Holdings LLC
2.50%, 12/15/2019	100,000	102,283
2.80%, 11/15/2020 (I)	59,000	60,967
4.60%, 12/15/2044	150,000	156,123
Dominion Resources, Inc.
3.63%, 12/01/2024	310,000	326,057
3.90%, 10/01/2025	285,000	305,304
4.10%, 04/01/2021 (K)	290,000	306,888
4.70%, 12/01/2044	190,000	206,143
4.90%, 08/01/2041	11,000	12,079
5.25%, 08/01/2033	90,000	99,884
6.30%, 03/15/2033	50,000	61,361
Dow Chemical Co.
3.00%, 11/15/2022	38,000	39,041
4.13%, 11/15/2021	38,000	41,689
5.25%, 11/15/2041	17,000	18,882
8.55%, 05/15/2019	40,000	47,481
8.85%, 09/15/2021	190,000	242,969

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
DTE Electric Co.
2.65%, 06/15/2022	$ 13,000	$ 13,552
3.70%, 03/15/2045	123,000	130,380
3.95%, 06/15/2042	20,000	21,704
4.30%, 07/01/2044	345,000	396,161
DTE Energy Co.
2.40%, 12/01/2019	31,000	31,653
3.50%, 06/01/2024	111,000	117,814
3.85%, 12/01/2023	64,000	69,129
Duke Energy Carolinas LLC
3.88%, 03/15/2046	190,000	204,084
3.90%, 06/15/2021	100,000	110,288
4.25%, 12/15/2041	17,000	19,049
6.00%, 12/01/2028	100,000	129,706
Duke Energy Corp.
3.05%, 08/15/2022	360,000	374,072
3.75%, 04/15/2024	150,000	161,068
3.95%, 10/15/2023	300,000	325,022
Duke Energy Florida LLC 5.90%, 03/01/2033	60,000	75,291
Duke Energy Indiana LLC 3.75%, 05/15/2046	290,000	301,059
Duke Energy Ohio, Inc. 3.80%, 09/01/2023	136,000	150,069
Duke Energy Progress LLC
2.80%, 05/15/2022	32,000	33,518
3.00%, 09/15/2021	67,000	71,516
3.25%, 08/15/2025	106,000	114,595
4.15%, 12/01/2044	450,000	495,539
4.20%, 08/15/2045	130,000	146,203
4.38%, 03/30/2044	44,000	50,361
5.70%, 04/01/2035	100,000	126,444
Duke Realty, LP
3.25%, 06/30/2026	276,000	279,831
3.88%, 02/15/2021	500,000	528,927
4.38%, 06/15/2022	146,000	158,641
E.I. du Pont de Nemours & Co.
4.15%, 02/15/2043	44,000	45,280
5.60%, 12/15/2036	40,000	47,877
6.00%, 07/15/2018	30,000	32,867
Eaton Corp.
1.50%, 11/02/2017	27,000	27,131
4.00%, 11/02/2032	21,000	22,410
5.80%, 03/15/2037	130,000	157,751
6.95%, 03/20/2019	60,000	68,229
eBay, Inc.
2.60%, 07/15/2022	450,000	445,588
3.45%, 08/01/2024 (I)	139,000	142,081
Ecolab, Inc.
1.45%, 12/08/2017	103,000	103,180
2.25%, 01/12/2020	80,000	81,438
3.25%, 01/14/2023	66,000	69,295
5.50%, 12/08/2041	110,000	137,059
Edison International 2.95%, 03/15/2023	550,000	563,909
Enable Midstream Partners, LP 3.90%, 05/15/2024	300,000	267,397

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Energy Transfer Partners, LP
3.60%, 02/01/2023	$ 166,000	$ 159,068
4.75%, 01/15/2026	118,000	121,352
5.15%, 02/01/2043 - 03/15/2045	351,000	314,266
EnLink Midstream Partners, LP
4.15%, 06/01/2025	245,000	225,795
5.05%, 04/01/2045	58,000	47,392
Entergy Arkansas, Inc.
3.05%, 06/01/2023	158,000	165,575
3.50%, 04/01/2026	61,000	66,855
3.75%, 02/15/2021	130,000	141,963
Entergy Corp. 4.00%, 07/15/2022	285,000	305,829
Entergy Louisiana LLC 3.05%, 06/01/2031	107,000	109,605
Entergy Mississippi, Inc. 2.85%, 06/01/2028	251,000	254,973
Enterprise Products Operating LLC
2.55%, 10/15/2019	600,000	616,558
3.35%, 03/15/2023	204,000	209,563
3.75%, 02/15/2025	193,000	201,296
3.90%, 02/15/2024	650,000	687,932
3.95%, 02/15/2027	245,000	259,854
4.85%, 03/15/2044	130,000	138,085
4.90%, 05/15/2046	36,000	38,784
4.95%, 10/15/2054	35,000	35,370
5.10%, 02/15/2045	65,000	71,137
5.75%, 03/01/2035	100,000	110,345
5.95%, 02/01/2041	36,000	42,246
EOG Resources, Inc.
2.63%, 03/15/2023	47,000	46,818
4.10%, 02/01/2021	80,000	86,966
Equifax, Inc. 2.30%, 06/01/2021	59,000	59,834
Equity Commonwealth 6.65%, 01/15/2018	110,000	114,848
ERAC USA Finance LLC
4.50%, 08/16/2021 - 02/15/2045 (C)	285,000	309,019
5.25%, 10/01/2020 (C)	8,000	8,980
5.63%, 03/15/2042 (C)	37,000	44,860
6.70%, 06/01/2034 (C)	44,000	58,296
ERP Operating, LP
2.38%, 07/01/2019 (I)	32,000	32,779
3.00%, 04/15/2023	150,000	154,050
4.63%, 12/15/2021	19,000	21,455
Exelon Corp.
2.45%, 04/15/2021	55,000	55,774
3.40%, 04/15/2026	508,000	530,925
3.95%, 06/15/2025	245,000	261,923
4.45%, 04/15/2046	50,000	53,380
Exelon Generation Co. LLC 2.95%, 01/15/2020	525,000	540,048
Express Scripts Holding Co.
3.00%, 07/15/2023 (H)	51,000	51,057
3.40%, 03/01/2027 (H)	305,000	304,612
3.50%, 06/15/2024	90,000	92,912
4.50%, 02/25/2026	304,000	333,988
4.80%, 07/15/2046 (H)	222,000	221,704

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Exxon Mobil Corp.
2.40%, 03/06/2022	$ 260,000	$ 266,655
2.73%, 03/01/2023	1,190,000	1,242,370
4.11%, 03/01/2046	128,000	144,361
FedEx Corp.
3.90%, 02/01/2035	73,000	74,208
4.10%, 02/01/2045	240,000	244,020
4.55%, 04/01/2046	70,000	75,957
Fifth Third Bancorp 2.88%, 07/27/2020	205,000	213,643
Fifth Third Bank
2.38%, 04/25/2019	300,000	307,219
3.85%, 03/15/2026	420,000	441,068
FirstEnergy Transmission LLC 4.35%, 01/15/2025 (C)	500,000	528,615
Florida Power & Light Co.
3.13%, 12/01/2025	615,000	659,783
4.05%, 10/01/2044	145,000	163,985
5.13%, 06/01/2041	30,000	38,098
5.63%, 04/01/2034	100,000	129,497
Fluor Corp. 3.38%, 09/15/2021	149,000	158,443
Ford Motor Co. 4.75%, 01/15/2043 (I)	50,000	52,924
Ford Motor Credit Co. LLC
1.68%, 09/08/2017	200,000	200,441
2.24%, 06/15/2018	200,000	202,016
2.38%, 01/16/2018 - 03/12/2019	400,000	405,265
2.60%, 11/04/2019	250,000	255,770
2.88%, 10/01/2018	200,000	205,186
3.00%, 06/12/2017	1,150,000	1,167,518
3.20%, 01/15/2021	625,000	643,802
3.66%, 09/08/2024	700,000	724,934
4.13%, 08/04/2025	210,000	225,152
4.25%, 02/03/2017	200,000	203,196
4.38%, 08/06/2023	300,000	326,052
4.39%, 01/08/2026, MTN	625,000	682,280
Forest Laboratories LLC
4.88%, 02/15/2021 (C)	205,000	227,536
5.00%, 12/15/2021 (C)	269,000	301,047
Freeport Minerals Corp. 7.13%, 11/01/2027	200,000	182,000
Freeport-McMoRan, Inc.
2.15%, 03/01/2017	81,000	80,392
3.55%, 03/01/2022 (I)	170,000	149,600
3.88%, 03/15/2023	28,000	24,500
5.40%, 11/14/2034	260,000	206,700
5.45%, 03/15/2043	147,000	117,967
Gap, Inc. 5.95%, 04/12/2021 (I)	63,000	65,707
General Electric Co.
2.10%, 12/11/2019	86,000	88,723
2.20%, 01/09/2020, MTN	172,000	177,281
2.30%, 04/27/2017, MTN	187,000	188,866
2.70%, 10/09/2022	64,000	67,168
3.10%, 01/09/2023, MTN	158,000	168,777
3.15%, 09/07/2022, MTN	250,000	268,296
3.38%, 03/11/2024	262,000	285,165

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
General Electric Co. (continued)
4.13%, 10/09/2042	$ 305,000	$ 335,478
4.38%, 09/16/2020, MTN	104,000	115,830
4.50%, 03/11/2044	940,000	1,084,740
4.65%, 10/17/2021, MTN	222,000	254,228
5.00% (B), 01/21/2021 (J)	236,000	250,396
5.50%, 01/08/2020, MTN	60,000	68,581
5.63%, 09/15/2017 - 05/01/2018, MTN	240,000	257,459
6.00%, 08/07/2019, MTN	101,000	115,698
6.75%, 03/15/2032, MTN	72,000	101,048
General Motors Co.
4.88%, 10/02/2023	120,000	127,745
5.20%, 04/01/2045	115,000	113,934
6.25%, 10/02/2043	40,000	44,434
6.60%, 04/01/2036	140,000	160,539
General Motors Financial Co., Inc.
2.63%, 07/10/2017	500,000	504,622
3.10%, 01/15/2019	585,000	597,612
3.20%, 07/13/2020	295,000	298,856
3.20%, 07/06/2021 (H)	475,000	475,756
3.25%, 05/15/2018	20,000	20,415
3.70%, 11/24/2020 - 05/09/2023	1,440,000	1,452,812
4.00%, 01/15/2025	120,000	121,417
4.20%, 03/01/2021	440,000	460,307
Georgia Power Co. 3.25%, 04/01/2026	209,000	222,056
Gilead Sciences, Inc.
3.25%, 09/01/2022	55,000	58,569
3.70%, 04/01/2024	200,000	216,573
4.40%, 12/01/2021	120,000	135,492
4.50%, 02/01/2045	310,000	337,905
4.60%, 09/01/2035	102,000	113,413
4.75%, 03/01/2046	200,000	227,421
4.80%, 04/01/2044	45,000	50,626
Goldman Sachs Group, Inc.
2.38%, 01/22/2018	565,000	572,594
2.60%, 04/23/2020	186,000	189,096
2.63%, 01/31/2019 - 04/25/2021	711,000	723,763
2.75%, 09/15/2020	316,000	322,555
3.50%, 01/23/2025	1,267,000	1,301,853
3.63%, 01/22/2023	810,000	849,656
3.75%, 05/22/2025 - 02/25/2026	917,000	963,501
3.85%, 07/08/2024, MTN	391,000	414,582
4.00%, 03/03/2024	120,000	128,288
4.25%, 10/21/2025	195,000	201,569
4.75%, 10/21/2045	100,000	110,228
5.15%, 05/22/2045	458,000	477,814
5.25%, 07/27/2021	86,000	97,049
5.38%, 03/15/2020, MTN	606,000	674,065
5.38% (B), 05/10/2020 (J)	195,000	192,839
5.70% (B), 05/10/2019 (I) (J)	410,000	409,190
5.75%, 01/24/2022	160,000	185,754
5.95%, 01/18/2018	195,000	207,731
6.00%, 06/15/2020, MTN	220,000	251,028
7.50%, 02/15/2019, MTN	435,000	497,470
Great Plains Energy, Inc. 4.85%, 06/01/2021	74,000	81,311

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (C)	$ 39,000	$ 38,917
3.48%, 06/15/2050 (C)	36,000	36,374
Guardian Life Global Funding 2.00%, 04/26/2021 (C)	150,000	151,974
Gulf South Pipeline Co., LP 4.00%, 06/15/2022	250,000	239,498
Halliburton Co.
3.50%, 08/01/2023	107,000	110,987
4.85%, 11/15/2035	57,000	61,723
7.60%, 08/15/2096 (C)	40,000	52,406
8.75%, 02/15/2021	100,000	124,543
Harris Corp.
2.70%, 04/27/2020	80,000	81,087
3.83%, 04/27/2025	95,000	100,726
5.05%, 04/27/2045	190,000	215,505
HCP, Inc.
2.63%, 02/01/2020	251,000	253,012
3.15%, 08/01/2022	55,000	54,510
3.40%, 02/01/2025	38,000	36,743
3.75%, 02/01/2019 (I)	200,000	207,089
3.88%, 08/15/2024	200,000	201,109
4.00%, 12/01/2022 - 06/01/2025	665,000	683,850
4.20%, 03/01/2024	127,000	130,804
4.25%, 11/15/2023	46,000	47,739
Hess Corp. 7.88%, 10/01/2029	100,000	119,101
Historic TW, Inc. 6.63%, 05/15/2029	190,000	247,812
Home Depot, Inc.
2.63%, 06/01/2022	150,000	156,981
3.00%, 04/01/2026	53,000	56,327
3.75%, 02/15/2024	110,000	123,300
4.25%, 04/01/2046	478,000	547,999
HP, Inc.
3.75%, 12/01/2020 (I)	25,000	26,408
4.30%, 06/01/2021	32,000	33,983
4.38%, 09/15/2021	60,000	64,629
4.65%, 12/09/2021	87,000	94,079
HSBC USA, Inc.
1.63%, 01/16/2018	200,000	199,644
2.35%, 03/05/2020	583,000	582,808
Huntington National Bank
2.00%, 06/30/2018	250,000	252,482
2.20%, 11/06/2018	250,000	253,060
Hyundai Capital America
2.00%, 07/01/2019 (C)	64,000	64,395
2.40%, 10/30/2018 (C)	120,000	121,676
Illinois Tool Works, Inc.
3.50%, 03/01/2024	100,000	109,328
3.90%, 09/01/2042	192,000	206,417
Indiana Michigan Power Co.
3.20%, 03/15/2023	120,000	125,152
4.55%, 03/15/2046	265,000	294,512
Ingersoll-Rand Global Holding Co., Ltd. 2.88%, 01/15/2019	71,000	73,528

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Intel Corp.
3.10%, 07/29/2022	$ 15,000	$ 16,061
3.30%, 10/01/2021	15,000	16,262
3.70%, 07/29/2025 (I)	104,000	115,514
4.00%, 12/15/2032	181,000	195,815
4.10%, 05/19/2046	140,000	145,559
4.80%, 10/01/2041	33,000	37,480
4.90%, 07/29/2045	480,000	559,137
Intercontinental Exchange, Inc.
2.50%, 10/15/2018	147,000	151,116
4.00%, 10/15/2023	115,000	124,811
International Business Machines Corp.
1.80%, 05/17/2019	100,000	101,755
1.95%, 07/22/2016	100,000	100,059
2.25%, 02/19/2021 (I)	279,000	287,692
7.00%, 10/30/2025	50,000	67,979
International Lease Finance Corp. 3.88%, 04/15/2018	614,000	625,248
Intuit, Inc. 5.75%, 03/15/2017	120,000	123,907
ITC Holdings Corp.
3.25%, 06/30/2026 (H)	150,000	150,114
3.65%, 06/15/2024	205,000	213,361
5.30%, 07/01/2043	165,000	185,164
6.05%, 01/31/2018 (C)	146,000	154,792
Jackson National Life Global Funding
1.88%, 10/15/2018 (C)	113,000	114,325
2.25%, 04/29/2021 (C)	730,000	739,405
3.05%, 04/29/2026 (C)	81,000	82,086
4.70%, 06/01/2018 (C)	100,000	105,999
JB Hunt Transport Services, Inc. 3.30%, 08/15/2022	535,000	558,265
Jefferies Group LLC 6.88%, 04/15/2021	245,000	278,243
Jersey Central Power & Light Co. 4.30%, 01/15/2026 (C)	320,000	341,932
John Deere Capital Corp.
1.20%, 10/10/2017	41,000	41,160
1.35%, 01/16/2018, MTN	63,000	63,454
1.60%, 07/13/2018, MTN	179,000	180,803
1.70%, 01/15/2020	30,000	30,231
2.38%, 07/14/2020, MTN	215,000	221,995
2.45%, 09/11/2020, MTN	163,000	168,349
2.55%, 01/08/2021	415,000	431,138
2.75%, 03/15/2022, MTN	25,000	26,089
2.80%, 03/04/2021 - 03/06/2023, MTN	380,000	399,257
3.15%, 10/15/2021, MTN	20,000	21,442
3.35%, 06/12/2024, MTN	112,000	120,615
3.40%, 09/11/2025, MTN (I)	54,000	58,384
John Sevier Combined Cycle Generation LLC 4.63%, 01/15/2042	73,744	86,351
Johnson Controls, Inc.
3.63%, 07/02/2024	23,000	24,308
3.75%, 12/01/2021	36,000	38,399
4.25%, 03/01/2021	40,000	43,137
4.95%, 07/02/2064	97,000	96,698
5.00%, 03/30/2020	60,000	65,651
5.25%, 12/01/2041	75,000	83,649

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Kansas City Power & Light Co.
3.15%, 03/15/2023	$ 47,000	$ 48,267
5.30%, 10/01/2041	60,000	71,260
Kentucky Utilities Co. 4.38%, 10/01/2045	115,000	131,544
Kerr-McGee Corp. 7.88%, 09/15/2031	180,000	214,461
KeyCorp
2.90%, 09/15/2020, MTN	84,000	86,880
5.10%, 03/24/2021, MTN	141,000	158,614
Kimberly-Clark Corp. 2.40%, 03/01/2022 - 06/01/2023	114,000	118,527
Kimco Realty Corp.
3.13%, 06/01/2023	555,000	565,383
3.20%, 05/01/2021	175,000	181,783
Kinder Morgan Energy Partners, LP 5.00%, 08/15/2042	45,000	42,425
Kinder Morgan Finance Co. LLC 6.00%, 01/15/2018 (C)	675,000	710,234
Kohl’s Corp. 5.55%, 07/17/2045	215,000	200,241
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (C)	350,000	363,454
3.50%, 06/06/2022	101,000	107,415
3.95%, 07/15/2025 (C)	243,000	264,209
4.38%, 06/01/2046 (C)	465,000	491,748
5.00%, 06/04/2042	145,000	166,708
5.20%, 07/15/2045 (C)	474,000	561,291
6.13%, 08/23/2018	65,000	71,284
6.50%, 02/09/2040	100,000	132,219
6.88%, 01/26/2039	164,000	223,941
Kroger Co.
2.20%, 01/15/2017	15,000	15,093
3.30%, 01/15/2021	147,000	156,232
3.40%, 04/15/2022	95,000	101,623
3.85%, 08/01/2023	190,000	208,513
4.00%, 02/01/2024	90,000	99,805
6.15%, 01/15/2020	30,000	34,534
7.50%, 04/01/2031	180,000	251,769
8.00%, 09/15/2029	125,000	179,529
Laboratory Corp. of America Holdings 3.20%, 02/01/2022	138,000	142,744
Legg Mason, Inc.
3.95%, 07/15/2024	115,000	116,252
4.75%, 03/15/2026	78,000	82,251
Liberty Mutual Group, Inc. 5.00%, 06/01/2021 (C)	100,000	110,422
Liberty Mutual Insurance Co. 7.88%, 10/15/2026 (C)	220,000	278,627
Liberty Property, LP
3.38%, 06/15/2023	40,000	40,527
4.40%, 02/15/2024	95,000	102,350
Lincoln National Corp.
4.00%, 09/01/2023	100,000	103,963
4.20%, 03/15/2022	129,000	138,361
4.85%, 06/24/2021	77,000	85,143

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Lockheed Martin Corp.
2.13%, 09/15/2016	$ 16,000	$ 16,044
2.90%, 03/01/2025	135,000	139,471
3.10%, 01/15/2023	73,000	76,941
3.55%, 01/15/2026	135,000	146,644
3.80%, 03/01/2045	180,000	184,069
4.07%, 12/15/2042	108,000	114,975
4.50%, 05/15/2036	200,000	223,243
4.70%, 05/15/2046	315,000	371,313
4.85%, 09/15/2041	12,000	14,016
6.15%, 09/01/2036	89,000	118,156
Louisville Gas & Electric Co. 4.38%, 10/01/2045	60,000	68,902
Lowe’s Cos., Inc.
3.13%, 09/15/2024	50,000	53,667
3.38%, 09/15/2025	179,000	195,744
4.38%, 09/15/2045	165,000	189,075
4.65%, 04/15/2042	43,000	50,107
5.13%, 11/15/2041	13,000	15,999
5.50%, 10/15/2035	110,000	137,098
Macy’s Retail Holdings, Inc.
2.88%, 02/15/2023	405,000	385,287
4.30%, 02/15/2043	205,000	160,785
4.50%, 12/15/2034	53,000	46,952
5.13%, 01/15/2042	8,000	7,114
6.38%, 03/15/2037	150,000	151,766
6.70%, 07/15/2034	50,000	53,870
7.45%, 07/15/2017	40,000	42,360
Magellan Midstream Partners, LP
3.20%, 03/15/2025	59,000	58,548
4.25%, 02/01/2021	234,000	253,232
5.00%, 03/01/2026	250,000	282,809
5.15%, 10/15/2043	212,000	226,203
Manufacturers & Traders Trust Co. 6.63%, 12/04/2017	250,000	266,759
Marathon Oil Corp. 2.80%, 11/01/2022	100,000	90,693
Marathon Petroleum Corp. 3.63%, 09/15/2024	96,000	94,272
Marsh & McLennan Cos., Inc.
2.35%, 03/06/2020	191,000	194,874
3.30%, 03/14/2023	25,000	26,099
3.50%, 03/10/2025	93,000	96,637
Masco Corp.
3.50%, 04/01/2021	150,000	153,045
4.38%, 04/01/2026	180,000	185,668
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (C)	33,000	38,318
7.63%, 11/15/2023 (C)	250,000	310,833
MassMutual Global Funding II
2.00%, 04/05/2017 - 04/15/2021 (C)	560,000	566,548
2.10%, 08/02/2018 (C)	112,000	114,244
2.50%, 10/17/2022 (C) (I)	100,000	101,354
McDonald’s Corp.
2.75%, 12/09/2020, MTN	65,000	67,860
3.70%, 02/15/2042, MTN	205,000	201,354
4.70%, 12/09/2035, MTN	104,000	117,317
4.88%, 12/09/2045, MTN	170,000	198,778
6.30%, 10/15/2037, MTN	71,000	94,226

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
McKesson Corp. 3.80%, 03/15/2024	$ 500,000	$ 541,347
Mead Johnson Nutrition Co. 4.13%, 11/15/2025	238,000	259,599
Medco Health Solutions, Inc.
4.13%, 09/15/2020	90,000	97,066
7.13%, 03/15/2018	60,000	65,506
Medtronic, Inc.
3.15%, 03/15/2022	790,000	843,064
4.38%, 03/15/2035	159,000	179,851
4.63%, 03/15/2045	220,000	258,696
Merck & Co., Inc.
2.35%, 02/10/2022	86,000	88,588
2.40%, 09/15/2022	41,000	42,164
2.75%, 02/10/2025	150,000	156,843
3.70%, 02/10/2045	305,000	323,198
MetLife, Inc.
3.00%, 03/01/2025	290,000	293,615
4.05%, 03/01/2045	55,000	54,181
4.13%, 08/13/2042	440,000	438,032
4.60%, 05/13/2046	125,000	134,383
4.72%, 12/15/2044	65,000	70,270
4.75%, 02/08/2021	350,000	390,835
5.25% (B), 06/15/2020 (J)	485,000	481,362
6.40%, 12/15/2066	60,000	64,051
Metropolitan Edison Co. 4.00%, 04/15/2025 (C)	85,000	88,895
Metropolitan Life Global Funding I
1.50%, 01/10/2018 (C)	100,000	100,576
2.00%, 04/14/2020 (C)	180,000	181,944
3.00%, 01/10/2023 (C)	150,000	153,783
3.65%, 06/14/2018 (C) (I)	120,000	125,419
3.88%, 04/11/2022 (C)	300,000	326,329
Microsoft Corp.
0.88%, 11/15/2017	22,000	22,028
2.38%, 02/12/2022 - 05/01/2023	347,000	356,458
3.50%, 02/12/2035 - 11/15/2042	218,000	218,198
3.63%, 12/15/2023	107,000	118,584
3.75%, 02/12/2045	580,000	589,383
4.00%, 02/12/2055	71,000	71,599
4.45%, 11/03/2045	470,000	529,995
MidAmerican Energy Co.
3.50%, 10/15/2024	122,000	133,548
5.95%, 07/15/2017	70,000	73,342
Mississippi Power Co. 4.25%, 03/15/2042	99,000	88,493
Molson Coors Brewing Co.
2.10%, 07/15/2021 (H)	175,000	175,532
3.00%, 07/15/2026 (H)	345,000	344,660
4.20%, 07/15/2046 (H)	55,000	55,235
Mondelez International, Inc. 4.00%, 02/01/2024	350,000	382,783
Monsanto Co. 4.70%, 07/15/2064	18,000	16,396
Morgan Stanley
1.88%, 01/05/2018	99,000	99,560
2.38%, 07/23/2019, MTN	355,000	360,857
2.50%, 04/21/2021	310,000	313,243

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Morgan Stanley (continued)
2.65%, 01/27/2020	$ 444,000	$ 451,321
2.80%, 06/16/2020	1,359,000	1,392,441
3.70%, 10/23/2024, MTN	312,000	326,469
3.88%, 04/29/2024	435,000	465,631
3.95%, 04/23/2027	481,000	486,435
4.00%, 07/23/2025, MTN	531,000	568,589
4.30%, 01/27/2045	399,000	419,966
4.35%, 09/08/2026, MTN	300,000	313,835
5.00%, 11/24/2025	218,000	238,664
5.45% (B), 07/15/2019 (J)	735,000	705,600
5.50%, 07/28/2021, MTN	620,000	707,962
5.63%, 09/23/2019, MTN	470,000	521,469
5.95%, 12/28/2017, MTN	100,000	106,344
6.63%, 04/01/2018, MTN	100,000	108,377
7.30%, 05/13/2019, MTN	470,000	540,011
Mosaic Co.
3.75%, 11/15/2021	136,000	144,438
4.25%, 11/15/2023	71,000	76,471
4.88%, 11/15/2041	13,000	13,116
5.45%, 11/15/2033	255,000	282,013
5.63%, 11/15/2043	140,000	155,277
MPLX, LP 4.00%, 02/15/2025	70,000	63,585
MUFG Americas Holdings Corp.
2.25%, 02/10/2020	11,000	11,079
3.00%, 02/10/2025 (I)	105,000	106,803
MUFG Union Bank NA 2.63%, 09/26/2018	275,000	281,022
Mylan, Inc.
2.60%, 06/24/2018	155,000	156,968
3.13%, 01/15/2023 (C)	50,000	49,650
Nabors Industries, Inc.
4.63%, 09/15/2021	170,000	155,998
5.00%, 09/15/2020	110,000	103,502
National Oilwell Varco, Inc. 1.35%, 12/01/2017	29,000	28,790
National Rural Utilities Cooperative Finance Corp.
2.70%, 02/15/2023	405,000	421,321
2.85%, 01/27/2025	235,000	245,791
National Semiconductor Corp. 6.60%, 06/15/2017	60,000	63,172
Nationwide Mutual Insurance Co.
8.25%, 12/01/2031 (C)	250,000	349,319
9.38%, 08/15/2039 (C)	80,000	121,627
NBCUniversal Media LLC 4.38%, 04/01/2021	150,000	168,085
Nevada Power Co.
5.45%, 05/15/2041	40,000	50,746
6.50%, 08/01/2018	25,000	27,703
6.65%, 04/01/2036	100,000	138,743
7.13%, 03/15/2019	50,000	57,745
New York Life Global Funding
1.55%, 11/02/2018 (C)	286,000	288,655
2.00%, 04/13/2021 (C)	230,000	233,068
2.15%, 06/18/2019 (C)	255,000	261,217

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Newell Brands, Inc. 5.50%, 04/01/2046	$ 35,000	$ 41,640
NextEra Energy Capital Holdings, Inc. 2.40%, 09/15/2019	106,000	108,220
Niagara Mohawk Power Corp. 3.51%, 10/01/2024 (C)	141,000	151,785
NiSource Finance Corp.
3.85%, 02/15/2023	50,000	53,961
4.80%, 02/15/2044	280,000	321,130
5.65%, 02/01/2045	89,000	111,839
5.80%, 02/01/2042	67,000	85,737
6.80%, 01/15/2019	80,000	89,961
Nissan Motor Acceptance Corp. 1.80%, 03/15/2018 (C)	214,000	215,775
Noble Energy, Inc.
4.15%, 12/15/2021	90,000	94,633
5.05%, 11/15/2044	57,000	57,401
5.25%, 11/15/2043	335,000	340,605
5.63%, 05/01/2021	88,000	91,669
Nordstrom, Inc. 4.00%, 10/15/2021 (I)	21,000	22,454
Norfolk Southern Corp.
3.25%, 12/01/2021	11,000	11,630
3.85%, 01/15/2024	125,000	136,951
3.95%, 10/01/2042	25,000	25,794
6.00%, 05/23/2111	96,000	118,323
Northrop Grumman Corp.
1.75%, 06/01/2018	40,000	40,383
3.85%, 04/15/2045	260,000	270,669
Northrop Grumman Systems Corp. 7.75%, 02/15/2031	80,000	119,668
Northwest Airlines Pass-Through Trust 7.03%, 05/01/2021	160,096	180,508
Novartis Capital Corp.
2.40%, 09/21/2022	80,000	83,054
3.40%, 05/06/2024	165,000	180,358
Nucor Corp.
4.00%, 08/01/2023	70,000	74,757
5.20%, 08/01/2043	347,000	375,218
Occidental Petroleum Corp.
2.70%, 02/15/2023	88,000	89,471
3.40%, 04/15/2026	35,000	36,914
3.50%, 06/15/2025	68,000	71,857
4.63%, 06/15/2045	26,000	28,994
Oglethorpe Power Corp.
4.25%, 04/01/2046	330,000	348,055
4.55%, 06/01/2044	130,000	137,541
Ohio Power Co. 6.60%, 03/01/2033	65,000	83,196
Oklahoma Gas & Electric Co. 4.55%, 03/15/2044	135,000	155,250
Oncor Electric Delivery Co. LLC
2.15%, 06/01/2019	165,000	167,669
2.95%, 04/01/2025	45,000	46,823
6.80%, 09/01/2018	50,000	55,567
7.00%, 09/01/2022	50,000	63,672

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
ONEOK Partners, LP
3.20%, 09/15/2018	$ 105,000	$ 106,104
3.38%, 10/01/2022	95,000	92,948
4.90%, 03/15/2025 (I)	880,000	922,835
6.65%, 10/01/2036	220,000	230,259
Oracle Corp.
1.90%, 09/15/2021 (H)	425,000	426,561
2.38%, 01/15/2019	91,000	93,691
2.40%, 09/15/2023 (H)	1,099,000	1,102,912
2.50%, 05/15/2022 - 10/15/2022	780,000	797,753
2.80%, 07/08/2021	141,000	147,997
2.95%, 05/15/2025	400,000	415,716
3.63%, 07/15/2023	178,000	194,992
3.85%, 07/15/2036 (H)	280,000	280,727
4.00%, 07/15/2046 (H)	135,000	136,107
4.13%, 05/15/2045	660,000	680,323
4.30%, 07/08/2034	293,000	311,613
6.13%, 07/08/2039	65,000	84,983
PACCAR Financial Corp. 1.60%, 03/15/2017, MTN	39,000	39,237
Pacific Gas & Electric Co.
2.45%, 08/15/2022	45,000	45,964
2.95%, 03/01/2026	115,000	119,758
3.25%, 09/15/2021 (I)	11,000	11,792
3.40%, 08/15/2024	410,000	438,941
3.50%, 06/15/2025	224,000	244,179
4.30%, 03/15/2045	355,000	398,051
4.45%, 04/15/2042	17,000	19,111
4.50%, 12/15/2041	48,000	54,350
4.75%, 02/15/2044	115,000	135,857
6.05%, 03/01/2034	170,000	226,501
8.25%, 10/15/2018	45,000	51,832
Pacific Life Insurance Co. 9.25%, 06/15/2039 (C)	175,000	265,336
PacifiCorp
2.95%, 02/01/2022	555,000	588,106
5.50%, 01/15/2019	50,000	55,062
6.25%, 10/15/2037	20,000	27,621
Parker-Hannifin Corp.
3.30%, 11/21/2024, MTN	37,000	39,991
4.45%, 11/21/2044, MTN	37,000	43,614
PECO Energy Co. 2.38%, 09/15/2022	100,000	102,918
Pennsylvania Electric Co. 6.05%, 09/01/2017	40,000	42,016
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.50%, 06/15/2019 (C)	26,000	26,283
3.38%, 02/01/2022 (C)	184,000	187,642
4.25%, 01/17/2023 (C)	150,000	157,065
4.88%, 07/11/2022 (C)	100,000	109,054
PepsiCo, Inc.
1.25%, 08/13/2017	86,000	86,395
3.10%, 07/17/2022	113,000	120,303
4.45%, 04/14/2046	200,000	233,396
4.60%, 07/17/2045	39,000	46,278
4.88%, 11/01/2040	17,000	20,259

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Pfizer, Inc. 3.00%, 06/15/2023	$ 190,000	$ 202,686
Philip Morris International, Inc.
3.25%, 11/10/2024	590,000	631,987
4.13%, 03/04/2043	160,000	171,617
4.25%, 11/10/2044	440,000	483,280
Phillips 66
2.95%, 05/01/2017	21,000	21,307
4.30%, 04/01/2022	16,000	17,475
4.88%, 11/15/2044	580,000	633,106
Plains All American Pipeline, LP / PAA Finance Corp.
2.60%, 12/15/2019	53,000	51,634
3.60%, 11/01/2024	175,000	164,342
3.65%, 06/01/2022	215,000	210,846
4.65%, 10/15/2025 (I)	400,000	403,859
4.90%, 02/15/2045	121,000	108,166
5.75%, 01/15/2020 (I)	700,000	748,003
PNC Bank NA
1.95%, 03/04/2019	445,000	451,698
6.88%, 04/01/2018	250,000	272,971
PNC Financial Services Group, Inc. 4.85% (B), 06/01/2023 (I) (J)	345,000	330,337
PNC Funding Corp.
2.70%, 09/19/2016	48,000	48,110
5.13%, 02/08/2020	100,000	111,879
PPG Industries, Inc.
3.60%, 11/15/2020	50,000	52,574
6.65%, 03/15/2018	16,000	17,312
PPL Capital Funding, Inc.
3.10%, 05/15/2026	285,000	288,097
4.20%, 06/15/2022	50,000	54,398
6.70% (B), 03/30/2067	475,000	398,525
PPL Electric Utilities Corp. 4.13%, 06/15/2044	42,000	46,159
Praxair, Inc. 2.65%, 02/05/2025	65,000	67,299
Precision Castparts Corp.
3.25%, 06/15/2025	160,000	170,610
4.20%, 06/15/2035	160,000	180,321
Pricoa Global Funding I
1.60%, 05/29/2018 (C)	422,000	424,637
2.20%, 05/16/2019 (C)	150,000	153,562
2.55%, 11/24/2020 (C)	235,000	242,948
Principal Financial Group, Inc. 8.88%, 05/15/2019	150,000	177,993
Principal Life Global Funding II 2.25%, 10/15/2018 (C)	127,000	129,503
Private Export Funding Corp.
2.80%, 05/15/2022	400,000	428,738
3.55%, 01/15/2024	1,505,000	1,680,630
Progress Energy, Inc. 3.15%, 04/01/2022	22,000	22,894
Prologis, LP
3.75%, 11/01/2025	282,000	300,565
4.25%, 08/15/2023	125,000	138,411
Protective Life Global Funding 1.72%, 04/15/2019 (C)	410,000	412,414

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Prudential Financial, Inc.
2.35%, 08/15/2019, MTN	$ 200,000	$ 203,727
3.50%, 05/15/2024, MTN	110,000	114,302
5.10%, 08/15/2043, MTN	340,000	374,695
5.20% (B), 03/15/2044	245,000	240,222
5.38%, 06/21/2020, MTN	385,000	434,039
Prudential Insurance Co. of America 8.30%, 07/01/2025 (C)	300,000	399,924
PSEG Power LLC
2.45%, 11/15/2018	50,000	50,885
4.15%, 09/15/2021	113,000	120,634
4.30%, 11/15/2023 (I)	39,000	40,962
Public Service Co. of Colorado 3.55%, 06/15/2046	43,000	44,301
Public Service Co. of New Hampshire 3.50%, 11/01/2023	40,000	42,896
Public Service Co. of Oklahoma
5.15%, 12/01/2019	110,000	122,405
6.63%, 11/15/2037	80,000	102,440
Public Service Electric & Gas Co.
3.65%, 09/01/2042, MTN	49,000	51,708
3.80%, 03/01/2046, MTN (I)	210,000	227,820
Puget Sound Energy, Inc. 6.97% (B), 06/01/2067	405,000	343,744
Qualcomm, Inc. 4.80%, 05/20/2045	569,000	596,863
Quest Diagnostics, Inc.
3.45%, 06/01/2026	39,000	40,344
4.75%, 01/30/2020 (I)	160,000	175,474
Qwest Corp. 6.75%, 12/01/2021	67,000	72,487
Raytheon Co. 3.15%, 12/15/2024	56,000	60,690
Realty Income Corp.
3.25%, 10/15/2022	260,000	266,632
4.13%, 10/15/2026	195,000	208,612
Regions Financial Corp. 3.20%, 02/08/2021	118,000	121,457
Reliance Standard Life Global Funding II
2.38%, 05/04/2020 (C)	540,000	542,099
3.05%, 01/20/2021 (C)	104,000	107,475
Republic Services, Inc.
2.90%, 07/01/2026 (H)	49,000	49,694
3.55%, 06/01/2022	54,000	58,314
5.25%, 11/15/2021	80,000	92,460
5.50%, 09/15/2019	100,000	111,670
Reynolds American, Inc.
4.45%, 06/12/2025	295,000	330,382
5.70%, 08/15/2035	110,000	133,961
5.85%, 08/15/2045	215,000	274,712
Roche Holdings, Inc. 3.35%, 09/30/2024 (C)	200,000	216,979
Roper Technologies, Inc. 3.00%, 12/15/2020	46,000	47,558
Ryder System, Inc.
2.50%, 03/01/2017 - 03/01/2018, MTN	23,000	23,237
2.88%, 09/01/2020, MTN	144,000	146,480
3.50%, 06/01/2017, MTN	121,000	123,242

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
SABMiller Holdings, Inc. 3.75%, 01/15/2022 (C)	$ 400,000	$ 428,896
San Diego Gas & Electric Co.
2.50%, 05/15/2026 (I)	180,000	182,920
3.95%, 11/15/2041	33,000	35,560
6.00%, 06/01/2026	75,000	98,290
Schlumberger Holdings Corp. 3.63%, 12/21/2022 (C)	154,000	162,908
Sempra Energy
2.40%, 03/15/2020	250,000	255,202
2.88%, 10/01/2022	280,000	286,442
3.55%, 06/15/2024	118,000	123,679
4.05%, 12/01/2023	96,000	103,859
9.80%, 02/15/2019	140,000	168,510
SES Global Americas Holdings GP 2.50%, 03/25/2019 (C)	55,000	55,429
Sierra Pacific Power Co. 2.60%, 05/01/2026 (C)	520,000	531,410
Simon Property Group, LP
2.15%, 09/15/2017	158,000	159,653
3.50%, 09/01/2025	300,000	324,777
3.75%, 02/01/2024	250,000	272,687
4.13%, 12/01/2021	27,000	29,933
4.38%, 03/01/2021	60,000	66,585
South Carolina Electric & Gas Co. 4.50%, 06/01/2064	26,000	26,886
Southern California Edison Co.
1.85%, 02/01/2022	66,000	65,576
2.40%, 02/01/2022	260,000	269,538
3.60%, 02/01/2045	205,000	212,926
3.88%, 06/01/2021	18,000	19,828
3.90%, 12/01/2041	50,000	53,614
4.05%, 03/15/2042	75,000	82,001
Southern Co.
1.95%, 09/01/2016	23,000	23,035
2.15%, 09/01/2019	100,000	101,840
4.40%, 07/01/2046	240,000	257,982
Southern Power Co.
4.15%, 12/01/2025	48,000	51,905
5.15%, 09/15/2041	80,000	86,308
5.25%, 07/15/2043	75,000	81,846
Southwestern Electric Power Co.
3.90%, 04/01/2045	335,000	332,352
6.45%, 01/15/2019	50,000	55,778
Southwestern Public Service Co.
6.00%, 10/01/2036	97,000	124,256
8.75%, 12/01/2018	80,000	93,509
Spectra Energy Capital LLC
3.30%, 03/15/2023	189,000	181,640
5.65%, 03/01/2020	190,000	203,599
7.50%, 09/15/2038	90,000	103,052
8.00%, 10/01/2019	100,000	114,801
Spectra Energy Partners, LP
2.95%, 09/25/2018	71,000	72,362
3.50%, 03/15/2025	125,000	127,878
Starbucks Corp. 4.30%, 06/15/2045	105,000	124,722

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
State Street Corp.
2.55%, 08/18/2020	$ 78,000	$ 80,941
3.10%, 05/15/2023	72,000	74,485
3.55%, 08/18/2025	118,000	128,321
3.70%, 11/20/2023	231,000	254,357
5.25% (B), 09/15/2020 (J)	490,000	503,475
Stryker Corp.
3.50%, 03/15/2026 (I)	119,000	126,245
4.63%, 03/15/2046	215,000	241,560
Sunoco Logistics Partners Operations, LP
4.25%, 04/01/2024	36,000	36,365
4.40%, 04/01/2021	120,000	126,456
4.95%, 01/15/2043	309,000	285,720
5.30%, 04/01/2044	80,000	78,711
5.35%, 05/15/2045	688,000	681,762
SunTrust Bank
3.30%, 05/15/2026	315,000	317,564
7.25%, 03/15/2018	100,000	108,993
SunTrust Banks, Inc.
2.35%, 11/01/2018	39,000	39,608
3.50%, 01/20/2017	130,000	131,448
Swiss Re Treasury US Corp. 4.25%, 12/06/2042 (C)	125,000	132,051
Synchrony Financial
2.70%, 02/03/2020	370,000	371,013
4.25%, 08/15/2024	115,000	119,017
Sysco Corp.
2.50%, 07/15/2021	140,000	143,061
3.75%, 10/01/2025	78,000	83,457
Target Corp. 3.50%, 07/01/2024	77,000	85,321
TD Ameritrade Holding Corp. 2.95%, 04/01/2022	112,000	116,694
Teva Pharmaceutical Finance IV LLC 2.25%, 03/18/2020	125,000	127,106
Texas Eastern Transmission, LP 2.80%, 10/15/2022 (C)	129,000	126,438
Texas Gas Transmission LLC 4.50%, 02/01/2021 (C)	155,000	156,606
Texas Health Resources 4.33%, 11/15/2055	250,000	281,253
Texas Instruments, Inc. 1.65%, 08/03/2019	37,000	37,487
Textron, Inc. 3.88%, 03/01/2025	130,000	137,353
Thermo Fisher Scientific, Inc.
3.15%, 01/15/2023	86,000	87,874
3.30%, 02/15/2022	465,000	482,434
3.60%, 08/15/2021	106,000	112,369
4.15%, 02/01/2024	161,000	175,715
Time Warner Cable, Inc.
5.00%, 02/01/2020	5,000	5,435
5.50%, 09/01/2041	339,000	356,080
6.55%, 05/01/2037	100,000	116,521
8.75%, 02/14/2019	105,000	122,599
Time Warner Cos., Inc. 7.57%, 02/01/2024	55,000	69,848

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Time Warner Entertainment Co., LP 8.38%, 07/15/2033	$ 30,000	$ 40,648
Time Warner, Inc.
2.95%, 07/15/2026 (I)	245,000	246,848
3.60%, 07/15/2025	195,000	206,338
4.00%, 01/15/2022	400,000	431,385
4.75%, 03/29/2021	910,000	1,022,265
4.85%, 07/15/2045	245,000	266,381
4.90%, 06/15/2042	175,000	187,977
5.35%, 12/15/2043	30,000	34,369
5.38%, 10/15/2041	17,000	19,545
Toyota Motor Credit Corp.
1.38%, 01/10/2018, MTN	100,000	100,701
1.45%, 01/12/2018, MTN	129,000	129,941
2.10%, 01/17/2019, MTN	174,000	178,015
2.13%, 07/18/2019, MTN	90,000	92,407
Trans-Allegheny Interstate Line Co. 3.85%, 06/01/2025 (C)	170,000	181,756
Travelers Cos., Inc. 3.75%, 05/15/2046	215,000	224,977
Tri-State Generation & Transmission Association, Inc. 4.25%, 06/01/2046 (C)	178,000	183,866
Tyson Foods, Inc. 3.95%, 08/15/2024	340,000	367,011
UDR, Inc. 3.70%, 10/01/2020	155,000	164,296
Union Carbide Corp.
7.50%, 06/01/2025	40,000	50,086
7.75%, 10/01/2096	40,000	48,855
Union Pacific Corp.
2.95%, 01/15/2023	21,000	22,233
3.75%, 03/15/2024	100,000	111,230
4.15%, 01/15/2045	50,000	54,807
4.16%, 07/15/2022	87,000	97,909
4.30%, 06/15/2042	24,000	26,542
United Airlines Pass-Through Trust
3.10%, 01/07/2030	85,000	86,487
3.45%, 01/07/2030	378,000	387,450
4.30%, 02/15/2027	62,114	67,005
United Parcel Service, Inc. 2.45%, 10/01/2022	29,000	30,149
United Technologies Corp.
4.15%, 05/15/2045	413,000	453,628
4.50%, 06/01/2042	336,000	384,824
UnitedHealth Group, Inc.
1.70%, 02/15/2019	73,000	73,770
2.75%, 02/15/2023	38,000	39,061
2.88%, 03/15/2023	150,000	156,160
3.10%, 03/15/2026	315,000	328,438
3.35%, 07/15/2022	73,000	78,097
3.38%, 11/15/2021	37,000	39,934
3.75%, 07/15/2025	230,000	252,337
3.95%, 10/15/2042	180,000	188,325
4.63%, 07/15/2035	308,000	357,710
4.75%, 07/15/2045	60,000	72,282
6.63%, 11/15/2037	100,000	141,364

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
US Bancorp
2.20%, 04/25/2019, MTN	$ 200,000	$ 205,120
3.00%, 03/15/2022, MTN	33,000	35,099
3.10%, 04/27/2026, MTN	205,000	213,230
4.13%, 05/24/2021, MTN	37,000	41,206
US Bank NA
1.35%, 01/26/2018	300,000	301,121
2.13%, 10/28/2019	250,000	256,258
Ventas Realty, LP
3.50%, 02/01/2025	45,000	46,128
3.75%, 05/01/2024	88,000	91,983
4.13%, 01/15/2026	68,000	73,075
4.38%, 02/01/2045	30,000	29,613
Verizon Communications, Inc.
2.45%, 11/01/2022	340,000	343,029
2.63%, 02/21/2020	812,000	840,310
3.50%, 11/01/2024	1,080,000	1,148,616
3.85%, 11/01/2042	619,000	582,144
4.27%, 01/15/2036	127,000	129,973
4.40%, 11/01/2034	193,000	199,011
4.50%, 09/15/2020	384,000	426,223
4.52%, 09/15/2048	324,000	337,381
4.67%, 03/15/2055	413,000	417,725
4.86%, 08/21/2046	1,512,000	1,652,748
5.01%, 08/21/2054	59,000	62,396
5.05%, 03/15/2034	192,000	213,100
5.15%, 09/15/2023	821,000	956,158
5.85%, 09/15/2035	50,000	60,692
Viacom, Inc.
3.13%, 06/15/2022	50,000	49,923
3.25%, 03/15/2023 (I)	44,000	43,288
3.88%, 12/15/2021	40,000	42,204
4.38%, 03/15/2043	524,000	423,271
6.88%, 04/30/2036	130,000	142,711
Virginia Electric & Power Co.
2.75%, 03/15/2023	100,000	103,648
2.95%, 01/15/2022	8,000	8,428
3.45%, 02/15/2024	21,000	22,744
4.45%, 02/15/2044	21,000	24,137
8.88%, 11/15/2038	70,000	117,280
Visa, Inc.
3.15%, 12/14/2025	210,000	224,513
4.30%, 12/14/2045	410,000	474,675
Voya Financial, Inc.
2.90%, 02/15/2018	161,000	164,013
3.65%, 06/15/2026	175,000	175,825
4.80%, 06/15/2046	75,000	74,923
Wachovia Corp. 5.75%, 02/01/2018, MTN	544,000	582,206
Wal-Mart Stores, Inc.
3.30%, 04/22/2024	115,000	125,978
4.00%, 04/11/2043	435,000	482,852
4.30%, 04/22/2044	80,000	93,353
Walgreen Co.
3.10%, 09/15/2022	399,000	411,009
4.40%, 09/15/2042	70,000	70,795

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Walgreens Boots Alliance, Inc.
2.60%, 06/01/2021	$ 240,000	$ 244,477
3.10%, 06/01/2023	91,000	92,685
3.80%, 11/18/2024	608,000	644,165
4.50%, 11/18/2034	195,000	204,662
Walt Disney Co. 3.00%, 02/13/2026 (I)	400,000	430,318
Waste Management, Inc.
2.40%, 05/15/2023	439,000	445,333
3.13%, 03/01/2025	69,000	72,146
3.90%, 03/01/2035	26,000	27,245
WEC Energy Group, Inc. 3.55%, 06/15/2025	144,000	154,518
Weingarten Realty Investors 4.45%, 01/15/2024 (I)	55,000	58,400
Wells Fargo & Co.
2.15%, 01/30/2020, MTN	245,000	249,156
2.50%, 03/04/2021	1,435,000	1,471,501
2.55%, 12/07/2020, MTN	796,000	819,195
2.60%, 07/22/2020, MTN	202,000	207,599
3.00%, 04/22/2026	430,000	438,321
3.30%, 09/09/2024, MTN	300,000	314,648
3.50%, 03/08/2022, MTN	400,000	429,061
4.30%, 07/22/2027, MTN	518,000	559,301
4.60%, 04/01/2021, MTN	740,000	826,923
4.65%, 11/04/2044, MTN	483,000	509,400
4.90%, 11/17/2045, MTN	225,000	246,218
5.38%, 11/02/2043	315,000	366,966
5.63%, 12/11/2017	50,000	53,154
Wells Fargo Bank NA 1.75%, 05/24/2019	640,000	648,658
Welltower, Inc.
REIT,
3.75%, 03/15/2023	120,000	124,371
4.00%, 06/01/2025	479,000	503,433
4.25%, 04/01/2026	565,000	607,392
4.50%, 01/15/2024	172,000	186,512
Western Gas Partners, LP
3.95%, 06/01/2025	210,000	199,798
4.65%, 07/01/2026 (H)	176,000	177,588
Wisconsin Electric Power Co.
2.95%, 09/15/2021	2,000	2,116
3.10%, 06/01/2025	110,000	117,074
3.65%, 12/15/2042	40,000	41,025
4.25%, 12/15/2019	140,000	152,621
WW Grainger, Inc. 4.60%, 06/15/2045	71,000	84,248
Xcel Energy, Inc.
3.30%, 06/01/2025	235,000	247,863
4.70%, 05/15/2020	325,000	359,203
4.80%, 09/15/2041	3,000	3,448
6.50%, 07/01/2036	130,000	173,207
Xerox Corp.
2.75%, 09/01/2020	180,000	173,501
2.95%, 03/15/2017	16,000	16,139
4.50%, 05/15/2021	24,000	24,267
5.63%, 12/15/2019	53,000	56,814

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Zoetis, Inc.
1.88%, 02/01/2018	$ 41,000	$ 41,120
3.25%, 02/01/2023	150,000	152,853
3.45%, 11/13/2020	37,000	38,198
4.50%, 11/13/2025	84,000	92,639
4.70%, 02/01/2043	17,000	16,845

		278,634,474

Virgin Islands, British - 0.0% (A)
CNOOC Finance, Ltd. 3.00%, 05/09/2023	200,000	198,663
Sinopec Group Overseas Development, Ltd. 4.38%, 10/17/2023 (C)	200,000	215,897
State Grid Overseas Investment, Ltd. 1.75%, 05/22/2018 (C)	200,000	200,747

		615,307

Total Corporate Debt Securities (Cost $337,859,251)		350,394,769

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Canada - 0.0% (A)
Province of Ontario 1.65%, 09/27/2019	87,000	88,179

Colombia - 0.1%
Colombia Government International Bond
4.50%, 01/28/2026 (I)	220,000	234,300
5.00%, 06/15/2045 (I)	200,000	207,500

		441,800

Israel - 0.4%
Israel Government AID Bond
Zero Coupon, 02/15/2024	2,000,000	1,718,402
Series 2007-Z,
Zero Coupon, 08/15/2025	1,000,000	820,556
Series 2008-Z,
Zero Coupon, 08/15/2024 - 02/15/2025	2,000,000	1,680,234
Series 2009-Z,
Zero Coupon, 11/15/2024	1,000,000	840,276
Israel Government AID Bond, Principal Only STRIPS Series 2, 11/01/2024	300,000	252,381

		5,311,849

Mexico - 0.1%
Mexico Government International Bond
4.00%, 10/02/2023	226,000	243,300
4.13%, 01/21/2026 (I)	200,000	216,800
5.55%, 01/21/2045	119,000	142,503
5.75%, 10/12/2110	70,000	77,350
3.50%, 01/21/2021, MTN (I)	465,000	490,575
4.75%, 03/08/2044, MTN	212,000	228,430

		1,398,958

Peru - 0.0% (A)
Peru Government International Bond 5.63%, 11/18/2050	35,000	43,400

Poland - 0.0% (A)
Poland Government International Bond 4.00%, 01/22/2024	167,000	180,360

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
South Africa - 0.0% (A)
South Africa Government International Bond 5.38%, 07/24/2044 (I)	$ 200,000	$ 209,288

Supranational - 0.0% (A)
African Development Bank 8.80%, 09/01/2019	130,000	158,055

Turkey - 0.0% (A)
Turkey Government International Bond 5.75%, 03/22/2024	260,000	289,929

Total Foreign Government Obligations (Cost $7,585,666)		8,121,818

MORTGAGE-BACKED SECURITIES - 4.1%
Cayman Islands - 0.1%
PFP, Ltd.
Series 2015-2, Class A,
1.88% (B), 07/14/2034 (C)	276,000	273,631
Series 2015-2, Class C,
3.68% (B), 07/14/2034 (C)	100,000	98,264
Series 2015-2, Class D,
4.43% (B), 07/14/2034 (C)	100,000	98,568
Resource Capital Corp., Ltd.
Series 2015-CRE4, Class A,
1.84% (B), 08/15/2032 (C)	160,000	157,655
Series 2015-CRE4, Class B,
3.44% (B), 08/15/2032 (C)	153,000	143,820

		771,938

United States - 4.0%
A10 Securitization LLC
Series 2013-1, Class A,
2.40%, 11/15/2025 (C)	2,842	2,841
Series 2015-1, Class A1,
2.10%, 04/15/2034 (C)	381,810	380,583
A10 Term Asset Financing LLC
Series 2013-2, Class A,
2.62%, 11/15/2027 (C)	289,516	288,018
Series 2013-2, Class B,
4.38%, 11/15/2027 (C)	250,000	245,775
Series 2014-1, Class A1,
1.72%, 04/15/2033 (C)	292,523	290,780
Series 2014-1, Class A2,
3.02%, 04/15/2033 (C)	301,000	296,297
Access Point Funding Trust Series 2016-1, Class A, 6.25%, 02/16/2021 (D) (E) (G)	642,715	642,715
Ajax Mortgage Loan Trust
Series 2013-A, Class A,
3.50% (B), 02/25/2051 (C) (G)	257,425	255,482
Series 2013-B, Class A,
3.50% (B), 02/25/2051 (C) (G)	399,548	397,020
Series 2014-A, Class A,
3.75% (B), 10/25/2057 (C)	385,102	383,523
Series 2015-B, Class A,
3.88% (B), 07/25/2060 (C)	233,168	230,807
Alternative Loan Trust
Series 2004-27CB, Class A1,
6.00%, 12/25/2034	474,579	472,567
Series 2004-28CB, Class 3A1,
6.00%, 01/25/2035	413,266	394,246

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
American Home Mortgage Investment Trust Series 2004-4, Class 4A, 2.98% (B), 02/25/2045	$ 743,020	$ 741,865
Angel Oak Mortgage Trust LLC Series 2015-1, Class A, 4.50% (B), 11/25/2045 (C)	315,915	316,894
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A,
2.96%, 12/10/2030 (C)	100,000	104,707
Series 2014-520M, Class C,
4.35% (B), 08/15/2046 (C)	150,000	146,573
Banc of America Commercial Mortgage Trust
Series 2006-5, Class A4,
5.41%, 09/10/2047	175,859	176,445
Series 2007-5, Class A4,
5.49%, 02/10/2051	420,689	432,994
Banc of America Funding Trust
Series 2005-E, Class 4A1,
2.89% (B), 03/20/2035	98,263	96,770
Series 2006-A, Class 1A1,
2.85% (B), 02/20/2036	648,693	634,249
Banc of America Mortgage Trust
Series 2003-J, Class 3A2,
2.90% (B), 11/25/2033	78,602	78,209
Series 2004-5, Class 2A2,
5.50%, 06/25/2034	40,710	41,166
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (C)	500,000	532,088
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (C)	250,000	256,102
BCAP LLC Trust
Series 2011-R11, Class 24A5,
3.00% (B), 08/26/2022 (C)	11,328	11,309
Series 2011-R11, Class 25A5,
4.00% (B), 08/26/2021 (C)	44,564	44,683
Series 2011-RR5, Class 11A3,
0.60% (B), 05/28/2036 (C)	11,209	11,154
Series 2012-RR10, Class 1A1,
0.68% (B), 02/26/2037 (C)	184,469	178,291
Series 2012-RR3, Class 2A5,
2.38% (B), 05/26/2037 (C)	86,027	85,729
Bear Stearns Alt-A Trust Series 2004-6, Class 1A, 1.09% (B), 07/25/2034	364,466	345,829
Bear Stearns ARM Trust
Series 2003-4, Class 3A1,
2.93% (B), 07/25/2033	42,794	42,734
Series 2005-5, Class A2,
2.46% (B), 08/25/2035	679,075	676,511
Series 2006-1, Class A1,
2.58% (B), 02/25/2036	459,626	447,858
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW17, Class AJ, 6.08% (B), 06/11/2050	1,000,000	981,872

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS Series 2005-PWR8, Class X1, 0.39% (B), 06/11/2041 (C)	$ 79,394	$ 31
CD Commercial Mortgage Trust, Interest Only STRIPS Series 2007-CD4, Class XC, 0.58% (B), 12/11/2049 (C)	4,693,955	7,439
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
2.89% (B), 02/25/2037	74,725	73,617
Series 2007-A1, Class 8A1,
2.76% (B), 02/25/2037	715,686	720,282
Series 2007-A2, Class 2A1,
2.71% (B), 07/25/2037	32,398	31,393
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	50,277	52,409
Series 2004-3, Class A4,
5.75%, 04/25/2034	40,222	41,575
Series 2004-HYB6, Class A3,
2.69% (B), 11/20/2034	408,942	387,804
Series 2005-15, Class A3,
5.75%, 08/25/2035	439,852	376,647
Series 2005-HYB3, Class 2A2A,
2.90% (B), 06/20/2035	656,483	607,561
Citicorp Mortgage Securities, Inc. Series 2004-3, Class A5, 5.25%, 05/25/2034	96,585	98,904
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class A4,
5.43%, 10/15/2049	70,187	70,322
Series 2013-SMP, Class A,
2.11%, 01/12/2030 (C)	89,819	90,459
Citigroup Mortgage Loan Trust
Series 2008-AR4, Class 1A1A,
2.97% (B), 11/25/2038 (C)	47,881	47,510
Series 2010-8, Class 5A6,
4.00%, 11/25/2036 (C)	59,269	59,430
COBALT CMBS Commercial Mortgage Trust
Series 2006-C1, Class A4,
5.22%, 08/15/2048	39,248	39,363
Series 2006-C1, Class AM,
5.25%, 08/15/2048	300,000	300,175
COMM Mortgage Trust
Series 2012-9W57, Class A,
2.36%, 02/10/2029 (C)	400,000	402,093
Series 2013-300P, Class A1,
4.35%, 08/10/2030 (C)	500,000	566,188
Series 2013-SFS, Class A2,
3.09% (B), 04/12/2035 (C)	156,000	163,804
Series 2014-CR19, Class A5,
3.80%, 08/10/2047	750,000	825,339
Series 2014-PAT, Class A,
1.25% (B), 08/13/2027 (C)	198,000	196,015
Series 2014-TWC, Class A,
1.29% (B), 02/13/2032 (C)	665,000	660,771

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
COMM Mortgage Trust (continued)
Series 2014-TWC, Class B,
2.05% (B), 02/13/2032 (C)	$ 500,000	$ 493,958
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	437,000	479,276
Commercial Mortgage Trust Series 2006-GG7, Class AM, 6.06% (B), 07/10/2038	26,993	26,967
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	42,601	43,679
Series 2003-AR26, Class 2A1,
2.91% (B), 11/25/2033	589,827	581,426
Series 2004-4, Class 2A4,
5.50%, 09/25/2034	132,534	138,344
CSMC Trust
Series 2010-11R, Class A6,
1.45% (B), 06/28/2047 (C)	381,505	365,815
Series 2011-16R, Class 7A3,
3.40% (B), 12/27/2036 (C)	55,783	55,823
Series 2011-6R, Class 3A1,
3.38% (B), 07/28/2036 (C)	17,637	17,718
Series 2012-3R, Class 1A1,
2.50% (B), 07/27/2037 (C)	36,994	37,158
DBRR Trust Series 2013-EZ3, Class A, 1.64% (B), 12/18/2049 (C)	81,254	80,786
GMACM Mortgage Loan Trust Series 2004-J5, Class A7, 6.50%, 01/25/2035	26,009	26,838
GS Mortgage Securities Corp. Trust
Series 2012-ALOH, Class A,
3.55%, 04/10/2034 (C)	700,000	757,387
Series 2013-NYC5, Class A,
2.32%, 01/10/2030 (C)	100,000	100,840
GS Mortgage Securities Trust Series 2011-GC5, Class D, 5.55% (B), 08/10/2044 (C)	200,000	198,242
GSMPS Mortgage Loan Trust Series 2005-RP3, Class 1AF, 0.80% (B), 09/25/2035 (C)	73,955	59,786
GSR Mortgage Loan Trust
Series 2003-10, Class 1A1,
2.75% (B), 10/25/2033	37,412	37,429
Series 2004-12, Class 3A6,
2.74% (B), 12/25/2034	370,167	361,674
Series 2004-6F, Class 2A4,
5.50%, 05/25/2034	76,957	78,939
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	30,460	31,139
Series 2005-AR6, Class 1A1,
2.98% (B), 09/25/2035	344,589	351,599
Impac CMB Trust
Series 2004-6, Class 1A1,
1.25% (B), 10/25/2034	1,700,108	1,558,581
Series 2005-1, Class 1A1,
0.97% (B), 04/25/2035	1,048,697	941,056

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Impac CMB Trust (continued)
Series 2005-4, Class 1A1A,
0.99% (B), 05/25/2035	$ 1,093,438	$ 979,622
Series 2005-4, Class 2A1,
1.05% (B), 05/25/2035	48,363	46,922
Series 2005-4, Class 2B1,
2.93% (B), 05/25/2035	703,464	635,076
Impac Secured Assets CMN Owner Trust Series 2003-3, Class A1, 5.08% (B), 08/25/2033	77,559	79,948
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
0.80% (B), 05/25/2036	87,902	78,689
Series 2006-2, Class 2A1,
0.80% (B), 08/25/2036	21,999	21,429
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB15, Class A4,
5.81% (B), 06/12/2043	20,542	20,514
Series 2006-CB16, Class A1A,
5.55%, 05/12/2045	120,799	120,695
Series 2006-CB16, Class A4,
5.55%, 05/12/2045	17,338	17,322
Series 2006-LDP8, Class AJ,
5.48% (B), 05/15/2045	510,000	510,737
Series 2006-LDP8, Class D,
5.62% (B), 05/15/2045	500,000	455,397
Series 2006-LDP9, Class A3SF,
0.60% (B), 05/15/2047	32,784	32,586
Series 2007-C1, Class A4,
5.72%, 02/15/2051	262,548	271,070
Series 2007-LD11, Class AM,
5.93% (B), 06/15/2049	750,000	750,106
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS Series 2006-LDP8, Class X, 0.58% (B), 05/15/2045	1,243,205	410
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1,
2.45% (B), 02/25/2034	19,263	19,055
Series 2006-A2, Class 5A3,
2.71% (B), 11/25/2033	53,440	53,580
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 02/15/2036 (C)	192,000	209,326
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ,
5.45% (B), 09/15/2039	1,000,000	995,837
Series 2007-C2, Class A3,
5.43%, 02/15/2040	162,005	164,301
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
2.85% (B), 04/21/2034	96,111	96,148
Series 2004-13, Class 3A7,
2.92% (B), 11/21/2034	42,159	42,852
Series 2010-10, Class 3A7B,
2.68% (B), 11/21/2034	632,390	639,149

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
MASTR Alternative Loan Trust
Series 2004-4, Class 1A1,
5.50%, 05/25/2034	$ 57,567	$ 57,555
Series 2004-5, Class 5A1,
4.75%, 06/25/2019	17,645	17,741
MASTR Alternative Loan Trust, Principal Only STRIPS Series 2003-8, Class 15, 11/25/2018	70,799	69,349
MASTR Asset Securitization Trust
Series 2003-10, Class 3A1,
5.50%, 11/25/2033	51,375	51,663
Series 2003-11, Class 9A6,
5.25%, 12/25/2033	91,923	94,973
Series 2003-7, Class 1A1,
5.50%, 09/25/2033	72,255	72,104
MASTR Seasoned Securitization Trust Series 2004-2, Class A2, 6.50%, 08/25/2032	124,473	132,336
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1,
1.07% (B), 10/25/2028	634,094	602,518
Series 2003-H, Class A1,
1.09% (B), 01/25/2029	134,865	131,912
Series 2004-A, Class A1,
0.91% (B), 04/25/2029	163,074	152,398
ML-CFC Commercial Mortgage Trust, Interest Only STRIPS Series 2006-4, Class XC, 0.79% (B), 12/12/2049 (C)	1,448,124	2,675
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A3, 3.67%, 02/15/2047	300,000	319,534
Morgan Stanley Capital I Trust
Series 2006-HQ10, Class AJ,
5.39% (B), 11/12/2041	1,000,000	991,473
Series 2006-HQ8, Class D,
5.59% (B), 03/12/2044	1,000,000	807,953
Morgan Stanley Capital I Trust, Interest Only STRIPS
Series 2006-IQ12, Class X1,
0.63% (B), 12/15/2043 (C)	1,876,843	2,092
Series 2007-HQ11, Class X,
0.38% (B), 02/12/2044 (C)	3,977,784	3,767
Morgan Stanley Re-REMIC Trust
Series 2012-IO, Class AXA,
1.00%, 03/27/2051 (C)	87,154	86,064
Series 2012-XA, Class A,
2.00%, 07/27/2049 (C)	149,536	148,386
Series 2012-XA, Class B,
0.25%, 07/27/2049 (C)	200,000	177,760
MortgageIT Trust Series 2005-5, Class A1, 0.71% (B), 12/25/2035	418,615	373,905

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Nationstar HECM Loan Trust
Series 2015-2A, Class A,
2.88%, 11/25/2025 (C)	$ 283,458	$ 283,503
Series 2015-2A, Class M1,
4.11%, 11/25/2025 (C)	395,000	396,509
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates Series 2005-5, Class 1APT, 0.73% (B), 12/25/2035	1,238,100	1,073,359
Opteum Mortgage Acceptance Corp. Trust Series 2006-1, Class 1AC1, 0.75% (B), 04/25/2036	934,042	808,428
Provident Funding Mortgage Loan Trust Series 2005-1, Class 2A1, 2.84% (B), 05/25/2035	47,146	48,009
RAIT Trust
Series 2014-FL2, Class B,
2.59% (B), 05/13/2031 (C)	300,000	297,386
Series 2014-FL3, Class A,
1.69% (B), 12/15/2031 (C)	127,219	125,126
Series 2015-FL4, Class A,
1.79% (B), 12/15/2031 (C)	207,042	206,389
Series 2015-FL5, Class B,
4.34% (B), 01/15/2031 (C)	295,000	294,475
RALI Trust
Series 2003-QS13, Class A2,
4.00%, 07/25/2033	502,497	474,635
Series 2003-QS13, Class A5,
1.10% (B), 07/25/2033	121,988	110,335
Series 2004-QA4, Class NB3,
4.06% (B), 09/25/2034	53,430	52,818
Series 2004-QS5, Class A5,
4.75%, 04/25/2034	45,256	45,555
RBS Commercial Funding, Inc. Series 2013-SMV, Class A, 3.26%, 03/11/2031 (C)	160,000	166,927
Sequoia Mortgage Trust
Series 2003-1, Class 1A,
1.21% (B), 04/20/2033	245,900	230,745
Series 2003-2, Class A1,
1.11% (B), 06/20/2033	85,551	80,582
Series 2004-11, Class A1,
1.05% (B), 12/20/2034	83,370	80,366
Series 2004-5, Class A2,
0.97% (B), 06/20/2034	242,304	221,227
Series 2004-8, Class A1,
1.15% (B), 09/20/2034	367,552	347,794
Series 2004-9, Class A1,
1.13% (B), 10/20/2034	289,844	273,605
Series 2010, Class 1A,
1.25% (B), 10/20/2027	105,137	102,459
Springleaf Mortgage Loan Trust
Series 2013-1A, Class A,
1.27% (B), 06/25/2058 (C)	110,134	109,898
Series 2013-1A, Class M1,
2.31% (B), 06/25/2058 (C)	207,000	206,803
Series 2013-1A, Class M2,
3.14% (B), 06/25/2058 (C)	144,000	143,797

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Springleaf Mortgage Loan Trust (continued)
Series 2013-1A, Class M3,
3.79% (B), 06/25/2058 (C)	$ 159,000	$ 158,767
Series 2013-2A, Class A,
1.78% (B), 12/25/2065 (C)	278,809	278,568
Series 2013-2A, Class M1,
3.52% (B), 12/25/2065 (C)	156,000	155,846
Series 2013-2A, Class M2,
4.48% (B), 12/25/2065 (C)	350,000	349,494
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4,
2.83% (B), 02/25/2034	698,375	691,078
Series 2004-16, Class 5A2,
2.78% (B), 11/25/2034	513,391	510,351
Series 2004-18, Class 4A1,
2.86% (B), 12/25/2034	512,168	501,821
Series 2004-4, Class 5A,
2.94% (B), 04/25/2034	16,471	16,154
Series 2004-6, Class 4A1,
2.95% (B), 06/25/2034	241,808	239,839
Series 2004-6, Class 5A4,
2.81% (B), 06/25/2034	7,547	7,524
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1,
1.11% (B), 10/19/2034	57,575	54,780
Series 2005-AR5, Class A3,
0.70% (B), 07/19/2035	202,088	194,507
Structured Asset Securities Corp. Series 2003-37A, Class 2A, 2.66% (B), 12/25/2033	12,432	12,333
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-15A, Class 2A1,
2.95% (B), 04/25/2033	79,712	79,060
Series 2003-26A, Class 3A5,
2.69% (B), 09/25/2033	817,399	784,812
Series 2003-30, Class 1A5,
5.50%, 10/25/2033	47,535	49,670
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1,
1.09% (B), 09/25/2043	137,318	131,820
Series 2004-3, Class A,
1.19% (B), 09/25/2044	155,229	141,522
Series 2004-4, Class 3A,
2.24% (B), 12/25/2044	220,519	217,120
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (C)	174,000	184,577
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	104,000	112,727
Series 2013-C6, Class A4,
3.24%, 04/10/2046	286,000	303,899

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS Series 2012-C2, Class XA, 1.81% (B), 05/10/2063 (C)	$ 715,560	$ 40,804
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (C)	544,235	571,387
Series 2013-PENN, Class A,
3.81%, 12/13/2029 (C)	400,000	425,657
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class C,
5.83% (B), 04/15/2047	1,000,000	947,554
Series 2007-C34, Class B,
6.22% (B), 05/15/2046	500,000	492,151
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS Series 2006-C24, Class XC, 0.17% (B), 03/15/2045 (C)	610,713	2
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR10, Class A7,
2.54% (B), 10/25/2033	56,488	57,277
Series 2003-AR11, Class A6,
2.53% (B), 10/25/2033	106,391	107,023
Series 2003-AR5, Class A7,
2.82% (B), 06/25/2033	88,277	88,913
Series 2003-AR6, Class A1,
2.60% (B), 06/25/2033	116,398	115,758
Series 2003-AR7, Class A7,
2.48% (B), 08/25/2033	108,012	107,889
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	44,254	45,666
Series 2004-CB2, Class 7A,
5.50%, 08/25/2019	24,822	25,164
Series 2004-CB3, Class 3A,
5.50%, 10/25/2019	25,779	26,164
Series 2005-AR10, Class 1A3,
2.50% (B), 09/25/2035	423,924	409,243
Series 2005-AR10, Class 1A4,
2.50% (B), 09/25/2035	479,074	478,910
Series 2005-AR5, Class A6,
2.73% (B), 05/25/2035	872,378	862,922
Wells Fargo Commercial Mortgage Trust Series 2013-120B, Class A, 2.80% (B), 03/18/2028 (C)	400,000	412,872
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1,
2.72% (B), 06/25/2033	101,570	101,692
Series 2003-M, Class A1,
2.79% (B), 12/25/2033	564,860	564,721
Series 2004-EE, Class 3A2,
2.98% (B), 12/25/2034	308,103	317,182
Series 2004-I, Class 1A1,
2.83% (B), 07/25/2034	215,266	217,402
Series 2004-P, Class 2A1,
2.77% (B), 09/25/2034	464,351	464,534
Series 2004-R, Class 2A1,
2.74% (B), 09/25/2034	42,011	42,943

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Wells Fargo Mortgage-Backed Securities Trust (continued)
Series 2005-AR1, Class 1A1,
2.77% (B), 02/25/2035	$ 459,919	$ 456,960
Series 2005-AR14, Class A1,
2.81% (B), 08/25/2035	517,036	505,649
Series 2005-AR16, Class 6A3,
2.95% (B), 10/25/2035	445,147	447,949
Series 2005-AR3, Class 1A1,
3.01% (B), 03/25/2035	534,515	545,711
Series 2005-AR4, Class 2A2,
2.99% (B), 04/25/2035	362,311	361,326
Series 2005-AR8, Class 2A1,
2.91% (B), 06/25/2035	34,011	34,577
Series 2005-AR9, Class 2A1,
2.79% (B), 10/25/2033	36,123	36,180
Series 2005-AR9, Class 3A1,
3.03% (B), 06/25/2034	869,633	883,724
Series 2006-AR2, Class 2A1,
2.86% (B), 03/25/2036	571,831	559,531
Series 2006-AR6, Class 7A1,
2.76% (B), 03/25/2036	622,842	613,219
Wells Fargo Re-REMIC Trust Series 2012-IO, Class A, 1.75%, 08/20/2021 (C)	9,432	9,431
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4,
4.38%, 03/15/2044 (C)	100,000	110,533
Series 2012-C6, Class A4,
3.44%, 04/15/2045	200,000	214,975

		56,905,800

Total Mortgage-Backed Securities (Cost $57,355,680)		57,677,738

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.0% (A)
California - 0.0% (A)
City of Los Angeles Department of Airports, Revenue Bonds Series C, 6.58%, 05/15/2039	25,000	34,819
State of California, General Obligation Unlimited 7.30%, 10/01/2039	80,000	121,062

		155,881

New York - 0.0% (A)
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	170,000	194,492
5.65%, 11/01/2040	40,000	52,513

		247,005

Ohio - 0.0% (A)
Ohio State University, Revenue Bonds
Series A,
4.05%, 12/01/2056	114,000	126,741
4.80%, 06/01/2111	91,000	101,854

		228,595

Total Municipal Government Obligations (Cost $556,416)		631,481

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.5%
Federal Home Loan Banks 5.50%, 07/15/2036	$ 250,000	$ 360,691
Federal Home Loan Mortgage Corp.
0.99% (B), 07/15/2042 - 03/15/2044	2,271,960	2,281,185
2.58% (B), 02/01/2036	88,448	93,263
2.76% (B), 12/01/2031	45,266	47,859
3.00%, 07/01/2033 - 01/15/2044	3,093,214	3,224,296
3.50%, 01/01/2032 - 04/01/2043	4,980,033	5,301,057
3.94% (B), 07/01/2040	176,128	184,334
4.00%, 06/01/2042 - 01/01/2046	1,363,966	1,494,205
4.50%, 03/01/2037 - 05/01/2041	950,396	1,042,519
5.00%, 02/01/2034	354,945	389,214
6.00%, 01/01/2024 - 01/01/2034	196,298	215,731
6.50%, 07/01/2017 - 11/01/2037	611,047	702,210
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.14% (B), 09/25/2022	1,080,647	1,082,341
2.60%, 09/25/2020	142,000	147,891
2.62%, 01/25/2023	1,750,000	1,814,795
2.77%, 05/25/2025	750,000	789,303
3.39%, 03/25/2024	714,000	789,169
3.49%, 01/25/2024	1,000,000	1,110,588
Federal Home Loan Mortgage Corp. REMIC
0.79% (B), 06/15/2043	1,412,298	1,414,785
0.84% (B), 07/15/2037 - 04/15/2039	918,188	919,321
0.89% (B), 03/15/2039 - 11/15/2039	1,462,252	1,465,055
3.00%, 04/15/2025 - 02/15/2026	384,221	393,330
3.50%, 05/15/2021 - 02/15/2026	2,663,000	2,905,889
4.00%, 12/15/2024 - 12/15/2041	2,771,265	3,049,101
4.50%, 02/15/2020 - 06/15/2025	698,055	768,801
5.00%, 07/15/2020 - 05/15/2041	1,014,990	1,126,380
5.30%, 01/15/2033	94,621	106,106
5.50%, 11/15/2023 - 07/15/2037	1,902,690	2,117,377
5.50% (B), 05/15/2041	294,529	331,963
5.70% (B), 10/15/2038	53,149	59,951
5.75%, 06/15/2035 - 08/15/2035	1,407,320	1,637,619
5.85%, 09/15/2035	452,252	497,293
6.00%, 04/15/2036	177,749	204,353
6.50%, 02/15/2032	70,036	79,470
13.52% (B), 09/15/2034	76,223	81,868
22.47% (B), 06/15/2035	96,167	150,453
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
4.50%, 12/15/2024	70,818	3,187
5.00%, 10/15/2039	198,045	26,667
5.93% (B), 10/15/2037	479,134	92,628
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS 04/15/2020 - 01/15/2040	477,553	444,532
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2016-DNA3, Class M2, 2.45% (B), 12/25/2028	1,000,000	1,006,660
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities 0.85% (B), 03/25/2043	764,612	760,201

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association
0.67% (B), 03/25/2045	$ 114,962	$ 111,891
0.79% (B), 01/01/2023	929,122	928,618
0.81% (B), 01/25/2017 - 12/01/2024	2,009,977	2,014,864
0.82% (B), 02/01/2023	1,000,000	1,003,198
0.83% (B), 01/01/2023	929,710	935,687
0.87% (B), 07/01/2024	1,250,000	1,261,542
0.92% (B), 09/01/2024	965,510	967,877
0.95% (B), 08/25/2042	373,050	369,843
0.97% (B), 08/25/2019	73,002	72,992
0.99% (B), 07/01/2025	1,655,953	1,657,177
1.37% (B), 11/25/2022	1,094,671	1,097,395
1.40%, 07/01/2017	500,000	501,333
1.47%, 12/01/2019	461,950	466,334
1.80%, 12/25/2019	400,000	406,265
2.00%, 12/01/2020	500,000	514,230
2.01%, 07/01/2019 - 06/01/2020	2,962,520	3,041,676
2.03%, 08/01/2019	24,736	25,592
2.22%, 12/01/2022	1,458,148	1,505,708
2.38%, 12/01/2022	972,502	1,013,041
2.40%, 12/01/2022 - 02/01/2023	3,438,651	3,572,709
2.45%, 11/01/2022 - 02/01/2023	3,000,000	3,125,268
2.47%, 09/01/2022	464,634	484,722
2.49%, 10/01/2017 - 05/25/2026	1,888,488	1,923,785
2.50%, 04/01/2023	1,000,000	1,042,801
2.52%, 10/01/2022 - 05/01/2023	1,475,137	1,546,545
2.53%, 10/01/2022 - 09/25/2024	2,322,413	2,415,751
2.57%, 01/01/2023	2,024,235	2,124,860
2.61% (B), 10/25/2021	1,000,000	1,048,667
2.64%, 04/01/2023	953,755	1,000,093
2.66%, 12/01/2022	1,000,000	1,074,243
2.67%, 07/01/2022	1,000,000	1,052,752
2.68%, 07/01/2022	474,499	502,486
2.69%, 10/01/2017	700,266	710,172
2.70%, 07/25/2026 (H)	1,000,000	1,025,630
2.72%, 10/25/2024	1,000,000	1,048,593
2.75%, 03/01/2022	462,748	488,995
2.76%, 05/01/2021 - 06/01/2023	1,956,391	2,064,368
2.81%, 06/01/2023 - 05/01/2027	2,000,000	2,106,674
2.86%, 05/01/2022	930,032	988,908
2.92%, 08/25/2021 - 12/01/2024	1,315,443	1,395,844
2.93%, 06/01/2030	800,000	838,844
2.94%, 02/01/2027	1,323,529	1,409,752
2.98%, 07/01/2022 - 04/01/2023	2,483,574	2,655,204
3.02% (B), 08/25/2024	955,000	1,023,816
3.04%, 12/01/2024	1,000,000	1,069,271
3.05%, 01/01/2025	1,000,000	1,070,789
3.08%, 12/01/2024	988,875	1,066,304
3.09% (B), 04/25/2027	1,167,000	1,267,164
3.10%, 09/01/2025	1,000,000	1,074,440
3.10% (B), 07/25/2024	820,000	881,276
3.11%, 01/01/2022 - 12/01/2024	1,714,034	1,840,008
3.12%, 05/01/2022 - 02/01/2027	2,926,292	3,159,137
3.13%, 06/01/2030	500,000	529,410
3.14%, 12/01/2026	974,170	1,052,853
3.15%, 12/01/2024	2,481,307	2,684,307
3.20%, 06/01/2030	500,000	537,838
3.23%, 11/01/2020	704,326	754,637
3.24%, 10/01/2026	972,710	1,058,674

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.26%, 07/01/2022	$ 1,327,486	$ 1,440,889
3.28%, 08/01/2020	3,763,626	4,003,372
3.29%, 10/01/2020 - 08/01/2026	4,955,916	5,396,132
3.30%, 12/01/2026	1,000,000	1,092,353
3.34%, 02/01/2027 - 07/01/2030	2,500,000	2,735,368
3.35%, 08/01/2023	687,046	749,611
3.38%, 01/01/2018 - 12/01/2023	2,000,000	2,158,382
3.45%, 01/01/2024	1,000,000	1,099,546
3.50%, 08/01/2032 - 08/01/2043	8,512,109	9,068,391
3.50% (B), 01/25/2024	1,500,000	1,652,632
3.51% (B), 12/25/2023	1,776,000	1,971,768
3.56%, 01/01/2021	915,210	993,925
3.59%, 12/01/2020	1,360,444	1,476,676
3.63%, 10/01/2029	490,068	545,270
3.65%, 04/25/2021	433,000	470,771
3.67%, 07/01/2023	925,000	1,029,302
3.73%, 06/25/2021 - 07/01/2022	1,213,265	1,332,065
3.74%, 06/01/2018	363,006	376,195
3.76%, 04/25/2021 - 11/01/2023	1,500,000	1,668,834
3.77%, 09/01/2021 - 12/01/2025	2,000,000	2,226,243
3.80%, 05/01/2022	912,566	1,000,164
3.84%, 09/01/2020	633,199	690,055
3.87%, 08/01/2021	465,681	513,709
3.88%, 09/01/2021	1,495,041	1,649,816
4.00%, 01/01/2035	2,610,362	2,833,126
4.04%, 10/01/2020	400,000	440,658
4.13%, 08/01/2021	464,523	516,804
4.25%, 04/01/2021	1,050,000	1,173,018
4.30%, 04/01/2021	430,550	480,133
4.33%, 04/01/2021	371,813	413,112
4.36%, 05/01/2021	971,763	1,087,970
4.39%, 05/01/2021	289,610	324,204
4.48%, 02/01/2021	464,791	521,262
4.50%, 09/01/2040	376,360	413,045
4.51%, 12/01/2019	878,996	960,979
4.54%, 01/01/2020	662,307	726,895
4.78%, 12/01/2019	980,627	1,084,896
5.00%, 06/01/2033 - 08/01/2040	285,132	321,822
5.50%, 03/01/2024 - 03/01/2035	597,952	673,869
5.90%, 10/01/2017	703,488	740,534
6.00%, 08/01/2021 - 09/01/2037	1,356,961	1,537,938
7.00%, 11/01/2037 - 12/01/2037	74,570	84,204
Federal National Mortgage Association REMIC
0.74% (B), 07/25/2036	154,403	153,863
0.85% (B), 05/25/2027	249,959	249,930
0.95% (B), 05/25/2035 - 10/25/2042	1,482,259	1,484,908
1.05% (B), 04/25/2040	62,637	63,106
1.10% (B), 02/25/2024	124,617	125,137
1.35% (B), 03/25/2038	265,749	269,992
1.70% (B), 07/25/2023	246,851	251,705
3.00%, 05/25/2026 - 01/25/2046	1,646,474	1,746,775
3.50%, 04/25/2031	1,000,000	1,087,315
4.00%, 05/25/2033	200,000	217,440
4.50%, 07/25/2038	3,949	3,945
5.00%, 10/25/2025	170,834	186,554
5.25%, 05/25/2039	78,460	81,825
5.50%, 03/25/2023 - 07/25/2040	1,460,106	1,621,768

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC (continued)
6.00%, 03/25/2029	$ 34,863	$ 40,186
6.50%, 01/25/2032 - 07/25/2036	164,375	190,974
7.00%, 11/25/2041	176,204	209,667
21.51% (B), 06/25/2035	119,244	165,217
Federal National Mortgage Association REMIC, Interest Only STRIPS
5.00%, 08/25/2019	1,148,344	51,435
6.08% (B), 01/25/2041	464,599	111,260
6.15% (B), 08/25/2035 - 06/25/2036	590,939	98,498
6.25% (B), 03/25/2036	455,721	97,137
Federal National Mortgage Association REMIC, Principal Only STRIPS 12/25/2034 - 12/25/2043	2,103,575	1,787,017
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 08/25/2032	60,236	55,656
05/15/2030, MTN (I)	400,000	280,069
Financing Corp., Principal Only STRIPS 05/11/2018	2,500,000	2,462,390
FREMF Mortgage Trust Series 2016-K722, Class B, 3.83% (B), 07/25/2049 (C)	440,000	415,650
Government National Mortgage Association
0.78% (B), 12/20/2062	705,720	697,620
0.85% (B), 03/20/2063	418,746	414,649
0.89% (B), 03/20/2060 - 02/20/2063	1,079,192	1,073,267
0.91% (B), 03/20/2063 - 08/20/2065	2,465,041	2,444,773
0.92% (B), 04/20/2063 - 02/20/2065	2,773,532	2,750,146
0.94% (B), 02/20/2061 - 12/20/2064	5,349,496	5,316,476
0.95% (B), 10/20/2062	359,411	357,642
0.96% (B), 09/20/2065	678,618	673,857
0.99% (B), 04/20/2062 - 07/20/2062	559,273	558,693
1.02% (B), 05/20/2066	1,000,000	1,000,000
1.04% (B), 04/20/2064 - 11/20/2065	3,646,267	3,637,636
1.09% (B), 05/20/2061 - 03/20/2064	3,304,451	3,304,733
1.13% (B), 02/20/2064	752,505	754,306
1.14% (B), 09/20/2063	1,330,617	1,333,621
1.65%, 01/20/2063 - 04/20/2063	2,335,289	2,345,265
1.75%, 03/20/2063	465,356	471,217
3.95% (B), 11/16/2042	306,914	321,530
4.00%, 09/16/2025	500,000	552,451
4.25%, 12/20/2044	899,722	982,234
4.68% (B), 10/20/2041	764,006	838,190
4.70% (B), 11/20/2042	630,510	692,889
5.00%, 04/20/2041	194,111	265,092
5.24% (B), 07/20/2060	678,367	727,390
5.50%, 01/16/2033 - 07/20/2037	1,105,117	1,257,994
5.86% (B), 12/20/2038	159,228	183,446
6.00%, 02/15/2024 - 09/20/2038	919,011	1,035,951
21.71% (B), 04/20/2037	75,034	120,453
Government National Mortgage Association, Interest Only STRIPS
6.15% (B), 05/20/2041	163,576	38,031
7.50%, 04/20/2031	33,554	6,249
Government National Mortgage Association, Principal Only STRIPS 02/17/2033 - 01/20/2038	99,098	94,553

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
National Credit Union Administration Guaranteed Notes Trust
2.65%, 10/29/2020	$ 27,813	$ 27,832
2.90%, 10/29/2020	10,087	10,091
Residual Funding Corp., Principal Only STRIPS 10/15/2019 - 10/15/2020	6,525,000	6,245,546
Tennessee Valley Authority
1.75%, 10/15/2018	171,000	174,546
4.25%, 09/15/2065	419,000	491,724
5.25%, 09/15/2039	200,000	274,090
5.88%, 04/01/2036	425,000	615,882
Tennessee Valley Authority, Principal Only STRIPS 07/15/2028	1,000,000	713,006

Total U.S. Government Agency Obligations (Cost $221,688,089)		229,314,922

U.S. GOVERNMENT OBLIGATIONS - 13.7%
U.S. Treasury Bond
3.50%, 02/15/2039	910,000	1,148,448
3.88%, 08/15/2040	1,610,000	2,136,835
4.25%, 05/15/2039 - 11/15/2040	750,000	1,049,274
4.38%, 02/15/2038 (I)	2,800,000	3,991,532
4.38%, 11/15/2039 - 05/15/2040	3,815,000	5,422,996
4.50%, 05/15/2038 (I)	1,600,000	2,321,062
4.75%, 02/15/2037	450,000	669,410
5.25%, 02/15/2029 (I)	300,000	424,195
5.38%, 02/15/2031 (I)	550,000	815,740
8.75%, 05/15/2020 (I)	500,000	649,707
8.75%, 08/15/2020	1,000,000	1,318,438
U.S. Treasury Bond, Principal Only STRIPS
02/15/2018 - 02/15/2035 (I)	44,890,000	39,896,803
05/15/2019 - 05/15/2035	70,770,000	59,855,444
U.S. Treasury Inflation Indexed Bond 2.50%, 01/15/2029	55,711	70,588
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2019 - 01/15/2022	1,933,930	1,972,603
1.38%, 01/15/2020 (I)	84,076	89,767
U.S. Treasury Note
0.50%, 01/31/2017 (L)	7,542,000	7,544,504
0.63%, 04/30/2018 (I)	750,000	750,498
0.75%, 12/31/2017	3,000,000	3,007,851
0.75%, 02/15/2019 (I)	150,000	150,293
0.88%, 02/28/2017	1,000,000	1,002,579
0.88%, 10/15/2017 - 07/31/2019 (I)	645,000	647,560
1.00%, 06/30/2019	200,000	201,695
1.25%, 10/31/2018 (I)	4,000,000	4,055,468
1.25%, 11/15/2018	710,000	719,984
1.50%, 08/31/2018 - 01/31/2022	500,000	509,843
1.50%, 05/31/2019 (I)	220,000	224,967
1.63%, 07/31/2019 - 08/15/2022	2,000,000	2,053,223
1.75%, 09/30/2019 - 09/30/2022	900,000	928,356
2.00%, 11/30/2020 (I)	500,000	522,481
2.00%, 02/28/2021 - 07/31/2022	1,400,000	1,465,662
2.13%, 08/31/2020 - 05/15/2025	12,900,000	13,575,514

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Note (continued)
2.38%, 08/15/2024	$ 1,100,000	$ 1,184,047
2.63%, 08/15/2020 - 11/15/2020	3,350,000	3,582,530
2.75%, 02/15/2024	200,000	220,773
2.88%, 03/31/2018	1,000,000	1,039,492
3.13%, 10/31/2016 - 05/15/2021	7,350,000	7,740,642
3.25%, 12/31/2016	6,000,000	6,084,564
3.38%, 11/15/2019 (I)	200,000	217,320
3.50%, 02/15/2018 (I)	4,700,000	4,920,679
3.50%, 05/15/2020	1,900,000	2,088,368
3.63%, 02/15/2020 - 02/15/2021	3,850,000	4,297,316

Total U.S. Government Obligations (Cost $177,880,766)		190,569,051

	Shares	Value
COMMON STOCKS - 21.7%
Australia - 0.3%
AGL Energy, Ltd.	3,143	45,646
Alumina, Ltd.	26,015	25,572
Amcor, Ltd.	7,879	88,588
AMP, Ltd.	14,121	55,032
APA Group	8,138	56,603
Aristocrat Leisure, Ltd.	1,591	16,551
Asciano, Ltd.	5,395	35,795
ASX, Ltd.	574	19,763
Aurizon Holdings, Ltd.	16,795	60,937
Australia & New Zealand Banking Group, Ltd.	18,003	328,016
Bendigo & Adelaide Bank, Ltd.	1,494	10,817
BHP Billiton PLC	9,050	114,545
BHP Billiton, Ltd.	17,098	238,282
Boral, Ltd.	6,251	29,347
Brambles, Ltd.	7,878	73,552
Caltex Australia, Ltd.	1,867	45,013
Challenger, Ltd.	1,869	12,211
Coca-Cola Amatil, Ltd.	5,504	33,976
Cochlear, Ltd.	490	44,707
Commonwealth Bank of Australia (I)	9,204	516,622
Computershare, Ltd.	4,388	30,343
Crown Resorts, Ltd.	388	3,690
CSL, Ltd.	2,441	205,856
Dexus Property Group, REIT (I)	8,996	61,044
DUET Group	7,012	13,152
Fortescue Metals Group, Ltd. (I)	3,354	8,975
Goodman Group, REIT (I)	11,835	63,477
GPT Group, REIT (I)	5,573	22,663
Incitec Pivot, Ltd.	4,858	10,913
Insurance Australia Group, Ltd.	9,128	37,601
LendLease Group (I)	4,615	43,839
Macquarie Group, Ltd.	1,902	99,008
Medibank Pvt, Ltd.	12,823	28,436
Mirvac Group, REIT	36,382	55,331
National Australia Bank, Ltd., Class N	13,751	264,011
Newcrest Mining, Ltd. (M)	3,901	67,611
Oil Search, Ltd.	8,936	45,123
Orica, Ltd. (I)	2,796	26,010
Origin Energy, Ltd.	6,905	30,169
Qantas Airways, Ltd. (M)	9,746	20,645
QBE Insurance Group, Ltd.	9,400	74,256

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
Ramsay Health Care, Ltd.	1,066	$ 57,613
REA Group, Ltd.	602	27,016
Santos, Ltd.	8,349	29,554
Scentre Group, REIT	25,467	94,329
Seek, Ltd.	248	2,847
Sonic Healthcare, Ltd.	1,169	18,958
South32, Ltd. (M)	33,499	39,287
Stockland, REIT	13,941	49,428
Suncorp Group, Ltd.	8,911	81,713
Sydney Airport	8,408	43,904
Tabcorp Holdings, Ltd.	8,984	30,948
Tatts Group, Ltd.	4,365	12,561
Telstra Corp., Ltd.	23,106	96,577
TPG Telecom, Ltd.	3,202	28,712
Transurban Group	13,265	119,475
Treasury Wine Estates, Ltd.	2,891	20,089
Vicinity Centres, REIT	34,156	85,214
Wesfarmers, Ltd.	5,660	170,688
Westfield Corp., REIT	9,133	73,362
Westpac Banking Corp.	17,787	394,436
Woodside Petroleum, Ltd.	4,157	84,292
Woolworths, Ltd.	7,720	121,424

		4,746,155

Belgium - 0.1%
Anheuser-Busch InBev SA	6,585	870,776
Delhaize Group	1,670	176,409

		1,047,185

Bermuda - 0.1%
Aspen Insurance Holdings, Ltd.	8,480	393,302
Everest RE Group, Ltd.	4,185	764,474
Marvell Technology Group, Ltd.	26,000	247,780

		1,405,556

Canada - 0.1%
Canadian Pacific Railway, Ltd.	2,422	311,929
lululemon athletica, Inc. (I) (M)	601	44,390
Magna International, Inc., Class A	1,053	36,929
Novadaq Technologies, Inc. (I) (M)	12,000	118,080
Restaurant Brands International, Inc.	10,348	430,477
Waste Connections, Inc. (M)	12,780	920,799

		1,862,604

China - 0.0% (A)
Yangzijiang Shipbuilding Holdings, Ltd.	10,900	7,311

Denmark - 0.1%
A.P. Moller - Maersk A/S, Class B	145	189,392
Chr Hansen Holding A/S	2,696	177,061
Danske Bank A/S, Class R	5,547	145,999
Genmab A/S (M)	924	168,489
Novo Nordisk A/S, Class B	14,065	757,441
Pandora A/S	1,648	224,457
TDC A/S, Class B	26,562	130,166

		1,793,005

Finland - 0.0% (A)
Cargotec OYJ, B Shares	3,209	130,783
Nokia OYJ (I)	22,506	128,181
UPM-Kymmene OYJ	17,626	323,803

		582,767

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
France - 0.5%
Air Liquide SA, Class A	4,790	$ 499,030
Airbus Group SE	8,311	476,386
Arkema SA	2,500	191,132
AXA SA	23,735	469,303
BNP Paribas SA	11,804	517,671
Bouygues SA, Class A	4,171	119,492
Capgemini SA	2,403	207,361
Cie de Saint-Gobain	1,547	58,640
Cie Generale des Etablissements Michelin, Class B	2,603	245,308
Danone SA	847	59,275
Engie SA	1,386	22,255
Klepierre, REIT	4,795	211,580
L’Oreal SA	492	94,195
LVMH Moet Hennessy Louis Vuitton SE	319	48,084
Natixis, Class A	40,780	153,450
Orange SA (I)	6,751	109,775
Publicis Groupe SA	2,586	173,010
Renault SA	4,009	302,669
Sanofi	7,436	617,803
Schneider Electric SE	6,500	379,214
Sodexo SA	2,985	319,781
Thales SA	2,586	214,752
TOTAL SA	19,367	928,764
Unibail-Rodamco SE, REIT	137	35,441
Vivendi SA	5,935	111,036

		6,565,407

Germany - 0.5%
adidas AG	3,243	465,530
Allianz SE, Class A	1,667	237,810
BASF SE, Class R	5,012	384,314
Bayer AG	5,579	560,326
Bayerische Motoren Werke AG	895	65,134
Brenntag AG	4,652	225,352
Continental AG	918	173,710
Daimler AG	8,972	536,869
Deutsche Bank AG (M)	11,851	163,818
Deutsche Post AG	15,434	434,814
Deutsche Telekom AG	16,472	280,885
E.ON SE	23,818	240,438
HeidelbergCement AG	2,079	156,615
Infineon Technologies AG	19,635	284,244
Linde AG	740	103,109
Merck KGaA	2,089	212,332
Muenchener Rueckversicherungs-Gesellschaft AG	728	122,082
SAP SE	8,833	663,403
Siemens AG, Class A	7,101	728,713
Telefonica Deutschland Holding AG	28,459	117,225

		6,156,723

Hong Kong - 0.2%
AIA Group, Ltd.	65,800	394,849
ASM Pacific Technology, Ltd. (I)	1,400	10,085
Bank of East Asia, Ltd. (I)	2,200	8,494
BOC Hong Kong Holdings, Ltd.	24,500	73,827
Cathay Pacific Airways, Ltd. (I)	16,000	23,473
Cheung Kong Infrastructure Holdings, Ltd.	5,000	43,013

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Cheung Kong Property Holdings, Ltd.	12,500	$ 78,921
CK Hutchison Holdings, Ltd.	17,500	192,508
CLP Holdings, Ltd.	12,000	122,737
Galaxy Entertainment Group, Ltd.	11,000	32,984
Hang Lung Properties, Ltd.	4,000	8,102
Hang Seng Bank, Ltd.	5,100	87,545
Henderson Land Development Co., Ltd.	9,680	54,680
HKT Trust & HKT, Ltd.	9,000	13,005
Hong Kong & China Gas Co., Ltd.	48,730	89,166
Hong Kong Exchanges and Clearing, Ltd.	6,000	146,271
Hongkong Land Holdings, Ltd.	1,300	7,956
Jardine Matheson Holdings, Ltd.	1,000	58,464
Kerry Properties, Ltd.	9,500	23,619
Li & Fung, Ltd.	28,000	13,613
Link REIT	8,500	58,125
MTR Corp., Ltd.	6,500	33,060
New World Development Co., Ltd.	13,000	13,256
NWS Holdings, Ltd.	7,000	11,116
Power Assets Holdings, Ltd.	7,500	68,959
Sino Land Co., Ltd.	30,000	49,395
Sun Hung Kai Properties, Ltd.	9,000	108,562
Swire Pacific, Ltd., Class A	5,500	62,263
Techtronic Industries Co., Ltd.	2,500	10,440
WH Group, Ltd. (C)	18,500	14,652
Wharf Holdings, Ltd.	11,000	67,056
Wheelock & Co., Ltd.	11,000	51,888
Yue Yuen Industrial Holdings, Ltd.	6,500	25,930

		2,058,014

Ireland - 0.1%
Accenture PLC, Class A	11,921	1,350,530
Allegion PLC	3,487	242,102
James Hardie Industries PLC, CDI	3,901	60,416
Medtronic PLC	611	53,017
XL Group PLC, Class A	5,895	196,363

		1,902,428

Israel - 0.0% (A)
Mobileye NV (I) (M)	5,653	260,830
Teva Pharmaceutical Industries, Ltd., ADR (I)	3,649	183,289

		444,119

Italy - 0.1%
Assicurazioni Generali SpA	16,866	198,890
Atlantia SpA	8,721	217,893
Enel SpA	109,592	486,528
Eni SpA, Class B	1,256	20,231
Intesa Sanpaolo SpA	146,801	279,613
Snam SpA	25,461	152,217
Telecom Italia SpA (M)	150,879	123,918
UniCredit SpA, Class A	43,000	94,568

		1,573,858

Japan - 1.1%
AEON Financial Service Co., Ltd. (I)	700	15,157
Aeon Mall Co., Ltd., Class A	3,700	48,411
Air Water, Inc. (I)	5,000	73,569
Ajinomoto Co., Inc.	5,700	134,297
Alfresa Holdings Corp.	1,500	31,338
Amada Holdings Co., Ltd. (I)	8,300	84,263

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Asahi Group Holdings, Ltd.	700	$ 22,634
Asahi Kasei Corp.	4,000	27,836
Astellas Pharma, Inc.	8,900	139,573
Bridgestone Corp. (I)	5,400	173,539
Canon, Inc. (I)	7,000	199,851
Casio Computer Co., Ltd. (I)	1,300	18,720
Central Japan Railway Co.	1,200	213,436
Chiba Bank, Ltd. (I)	12,000	56,709
Chubu Electric Power Co., Inc. (I)	3,500	49,809
Chugai Pharmaceutical Co., Ltd. (I)	1,300	46,330
Concordia Financial Group, Ltd. (M)	19,000	73,376
Dai Nippon Printing Co., Ltd. (I)	2,000	22,290
Dai-ichi Life Insurance Co., Ltd. (I)	9,700	108,586
Daicel Corp.	4,800	49,738
Daiichi Sankyo Co., Ltd.	2,000	48,590
Daikin Industries, Ltd. (I)	2,100	176,494
Daito Trust Construction Co., Ltd.	700	113,654
Daiwa House Industry Co., Ltd.	5,500	161,519
DeNA Co., Ltd.	1,700	39,769
Denso Corp. (I)	1,500	52,778
Dentsu, Inc.	1,900	89,064
DIC Corp. (I)	2,000	41,886
East Japan Railway Co.	2,200	203,881
Eisai Co., Ltd.	1,400	78,171
Electric Power Development Co., Ltd.	2,000	46,597
FamilyMart Co., Ltd.	500	30,471
FANUC Corp. (I)	1,200	195,208
Fast Retailing Co., Ltd. (I)	200	53,696
Fuji Electric Co., Ltd.	12,000	49,962
Fuji Heavy Industries, Ltd.	3,600	123,744
FUJIFILM Holdings Corp.	3,800	147,442
Fukuoka Financial Group, Inc., Class A	1,000	3,297
Hankyu Hanshin Holdings, Inc.	13,000	96,935
Haseko Corp.	3,500	35,237
Hisamitsu Pharmaceutical Co., Inc.	800	46,129
Hitachi Metals, Ltd.	1,400	14,223
Hitachi, Ltd. (I)	39,000	163,404
Hokuriku Electric Power Co.	1,800	22,304
Honda Motor Co., Ltd. (I)	11,000	275,938
Hoya Corp.	2,700	96,433
Hulic Co., Ltd. (I)	3,700	38,989
Inpex Corp.	4,400	34,411
ITOCHU Corp.	9,100	111,322
Itochu Techno-Solutions Corp.	1,800	38,778
Japan Airlines Co., Ltd.	2,200	70,780
Japan Exchange Group, Inc.	3,000	34,540
Japan Prime Realty Investment Corp., REIT	3	12,874
Japan Real Estate Investment Corp., REIT	7	43,236
Japan Retail Fund Investment Corp., Class A, REIT	12	30,642
Japan Tobacco, Inc. (I)	7,700	310,327
JFE Holdings, Inc. (I)	4,000	52,181
JSR Corp. (I)	3,300	43,702
JTEKT Corp.	1,300	14,735
JX Holdings, Inc.	3,800	14,833
Kajima Corp.	14,000	97,254
Kansai Electric Power Co., Inc. (M)	7,400	72,070
Kao Corp.	2,800	163,078

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Kawasaki Heavy Industries, Ltd. (I)	26,000	$ 73,311
KDDI Corp. (I)	9,300	282,810
Keikyu Corp.	2,000	20,126
Keio Corp.	7,000	66,030
Kewpie Corp.	2,500	79,742
Keyence Corp. (I)	300	204,699
Kirin Holdings Co., Ltd. (I)	6,100	102,884
Komatsu, Ltd.	5,000	86,858
Kose Corp.	200	16,948
Kubota Corp.	4,000	54,101
Kurita Water Industries, Ltd.	700	15,604
Kyocera Corp. (I)	500	23,791
Kyowa Hakko Kirin Co., Ltd. (I)	4,200	71,634
Kyushu Electric Power Co., Inc.	3,900	39,115
Lawson, Inc.	200	15,967
LIXIL Group Corp.	2,000	32,844
M3, Inc.	3,300	115,170
Mabuchi Motor Co., Ltd. (I)	500	21,177
Marubeni Corp.	21,400	96,679
Maruichi Steel Tube, Ltd.	1,000	34,950
Mazda Motor Corp.	4,600	60,873
MEIJI Holdings Co., Ltd.	400	41,102
Mitsubishi Chemical Holdings Corp.	1,500	6,876
Mitsubishi Corp. (I)	10,600	186,638
Mitsubishi Electric Corp.	12,000	143,260
Mitsubishi Estate Co., Ltd.	4,000	73,371
Mitsubishi Heavy Industries, Ltd.	17,000	68,361
Mitsubishi Materials Corp.	7,000	16,761
Mitsubishi Tanabe Pharma Corp.	1,800	32,523
Mitsubishi UFJ Financial Group, Inc. (I)	84,100	377,008
Mitsubishi UFJ Lease & Finance Co., Ltd.	15,900	61,097
Mitsui & Co., Ltd.	4,600	54,911
Mitsui Chemicals, Inc.	19,000	69,820
Mitsui Fudosan Co., Ltd.	3,000	68,852
Mitsui Mining & Smelting Co., Ltd.	25,000	41,732
Mitsui O.S.K. Lines, Ltd. (I)	12,000	25,518
Mizuho Financial Group, Inc.	89,900	129,371
MS&AD Insurance Group Holdings, Inc.	700	18,137
Murata Manufacturing Co., Ltd. (I)	1,500	168,172
NGK Insulators, Ltd.	5,000	101,086
NH Foods, Ltd.	3,000	73,482
Nidec Corp. (I)	2,000	152,246
Nintendo Co., Ltd. (I)	400	57,480
Nippon Building Fund, Inc., REIT (I)	7	43,120
Nippon Electric Glass Co., Ltd.	4,000	16,698
Nippon Express Co., Ltd.	4,000	18,279
Nippon Prologis REIT, Inc.	7	17,101
Nippon Steel & Sumitomo Metal Corp. (I)	4,200	81,310
Nippon Telegraph & Telephone Corp.	5,400	253,232
Nissan Motor Co., Ltd. (I)	10,600	94,598
Nisshin Seifun Group, Inc.	4,400	70,729
Nitori Holdings Co., Ltd.	1,000	121,284
Nitto Denko Corp.	1,400	88,808
Nomura Holdings, Inc.	16,800	59,750
Nomura Real Estate Master Fund, Inc., REIT	18	28,455
Nomura Research Institute, Ltd.	300	11,003
NSK, Ltd.	6,000	43,920
NTT DOCOMO, Inc.	6,700	180,689

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
OBIC Co., Ltd.	1,200	$ 66,056
Olympus Corp. (I)	2,700	100,822
Omron Corp. (I)	2,000	65,282
Ono Pharmaceutical Co., Ltd.	2,000	87,122
Oriental Land Co., Ltd.	2,000	129,499
ORIX Corp.	11,700	151,403
Otsuka Corp.	700	32,733
Otsuka Holdings Co., Ltd. (I)	3,900	179,723
Panasonic Corp. (I)	8,100	69,689
Rakuten, Inc. (I)	3,700	40,157
Santen Pharmaceutical Co., Ltd.	1,500	23,576
Secom Co., Ltd.	700	51,753
Seiko Epson Corp.	3,200	51,301
Sekisui Chemical Co., Ltd.	2,700	33,266
Seven & i Holdings Co., Ltd.	4,200	176,098
Shimadzu Corp.	2,000	30,067
Shimamura Co., Ltd.	500	74,393
Shimano, Inc. (I)	300	45,869
Shin-Etsu Chemical Co., Ltd. (I)	3,200	187,483
Shinsei Bank, Ltd., Class A	38,000	55,365
Shionogi & Co., Ltd.	1,700	92,932
Shiseido Co., Ltd.	1,200	31,269
Shizuoka Bank, Ltd. (I)	3,000	21,128
SMC Corp. (I)	200	49,205
SoftBank Group Corp.	5,700	322,347
Sompo Japan Nipponkoa Holdings, Inc. (I)	900	23,951
Sony Corp.	8,400	247,481
Stanley Electric Co., Ltd.	700	14,949
Sumitomo Chemical Co., Ltd.	2,000	8,252
Sumitomo Electric Industries, Ltd.	9,300	123,090
Sumitomo Metal Mining Co., Ltd.	3,000	30,517
Sumitomo Mitsui Financial Group, Inc.	9,100	262,763
Sumitomo Mitsui Trust Holdings, Inc.	33,000	107,376
Sumitomo Realty & Development Co., Ltd. (I)	3,000	81,352
Sundrug Co., Ltd. (I)	700	65,726
Suntory Beverage & Food, Ltd.	900	40,726
Suruga Bank, Ltd. (I)	1,200	27,119
Suzuken Co., Ltd.	1,900	59,805
Suzuki Motor Corp.	4,000	108,312
Sysmex Corp. (I)	600	41,315
Takashimaya Co., Ltd.	9,000	64,463
Takeda Pharmaceutical Co., Ltd. (I)	3,500	150,949
Terumo Corp.	1,200	51,210
Tohoku Electric Power Co., Inc.	1,500	18,931
Tokio Marine Holdings, Inc. (I)	5,700	189,759
Tokyo Electric Power Co. Holdings, Inc. (M)	7,000	29,645
Tokyo Electron, Ltd.	1,200	101,410
Tokyo Gas Co., Ltd. (I)	19,000	78,446
Tokyo Tatemono Co., Ltd.	2,200	26,383
Tokyu Corp.	2,000	17,559
Tokyu Fudosan Holdings Corp.	11,200	69,872
Toppan Printing Co., Ltd.	11,000	94,586
Toray Industries, Inc.	2,000	17,066
Toyota Industries Corp.	1,700	67,592
Toyota Motor Corp. (I)	15,900	783,846
Toyota Tsusho Corp.	700	15,071
Unicharm Corp.	2,700	60,662
United Urban Investment Corp., Class A, REIT (I)	13	23,418

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
West Japan Railway Co.	1,300	$ 82,385
Yahoo Japan Corp. (I)	9,700	43,013
Yamada Denki Co., Ltd. (I)	15,200	80,238
Yamaha Motor Co., Ltd. (I)	2,100	32,035
Yamato Holdings Co., Ltd. (I)	5,000	114,805

		15,416,749

Jersey, Channel Islands - 0.0% (A)
Randgold Resources, Ltd.	846	94,936

Luxembourg - 0.0% (A)
ArcelorMittal (M)	31,639	144,249

Macau - 0.0% (A)
Sands China, Ltd.	17,600	59,442

Netherlands - 0.3%
ASML Holding NV (I)	3,536	348,077
ASR Nederland NV (M)	6,165	133,069
Heineken Holding NV, Class A	4,068	329,596
Heineken NV	1,005	92,181
ING Groep NV, CVA	29,778	308,080
Koninklijke KPN NV (I)	66,124	235,695
Koninklijke Philips NV	8,350	207,383
NN Group NV	6,056	166,712
NXP Semiconductors NV (M)	8,683	680,226
Royal Dutch Shell PLC, Class A	42,790	1,175,234
Royal Dutch Shell PLC, Class B	20,240	559,202

		4,235,455

New Zealand - 0.0% (A)
Auckland International Airport, Ltd.	7,672	35,689
Contact Energy, Ltd.	5,860	21,755
Fletcher Building, Ltd.	6,914	42,528
Ryman Healthcare, Ltd.	3,142	20,972
Spark New Zealand, Ltd.	15,460	39,294

		160,238

Norway - 0.0% (A)
DNB ASA	19,593	234,524
Norsk Hydro ASA	22,020	80,612

		315,136

Portugal - 0.0% (A)
EDP - Energias de Portugal SA	32,634	99,911
Galp Energia SGPS SA, Class B	9,630	133,937

		233,848

Puerto Rico - 0.0% (A)
First BanCorp (M)	2,250	8,933

Singapore - 0.2%
Ascendas Real Estate Investment Trust (I)	4,500	8,328
Broadcom, Ltd.	10,848	1,685,779
CapitaLand Mall Trust, REIT (I)	10,000	15,900
CapitaLand, Ltd. (I)	8,800	20,205
ComfortDelGro Corp., Ltd.	10,300	21,152
DBS Group Holdings, Ltd.	12,500	147,387
Genting Singapore PLC	20,300	11,012
Global Logistic Properties, Ltd., Class L	22,900	30,916
Hutchison Port Holdings Trust	57,400	26,265
Jardine Cycle & Carriage, Ltd.	400	10,942
Keppel Corp., Ltd.	11,900	49,091
Kulicke & Soffa Industries, Inc. (M)	10,100	122,917

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Singapore (continued)
Oversea-Chinese Banking Corp., Ltd.	21,000	$ 136,543
Singapore Exchange, Ltd.	2,100	11,962
Singapore Press Holdings, Ltd. (I)	4,000	11,787
Singapore Telecommunications, Ltd.	46,600	143,580
United Overseas Bank, Ltd.	8,200	112,979
Wilmar International, Ltd. (I)	16,300	39,679

		2,606,424

Spain - 0.1%
Banco Bilbao Vizcaya Argentaria SA (I)	14,927	85,524
Banco Santander SA, Class A	72,780	282,435
Bankia SA (I)	168,732	122,832
Distribuidora Internacional de Alimentacion SA (I)	26,331	153,691
Iberdrola SA	45,226	308,512
Industria de Diseno Textil SA	11,807	396,644
Telefonica SA	18,445	175,113

		1,524,751

Sweden - 0.1%
Assa Abloy AB, B Shares	971	19,976
Electrolux AB, Series B	11,804	321,834
Nordea Bank AB	31,873	270,399
Sandvik AB	21,156	211,812
Svenska Handelsbanken AB, A Shares (I)	19,514	236,910
Telia Co. AB	35,620	168,678

		1,229,609

Switzerland - 0.6%
ABB, Ltd. (M)	3,260	64,522
Actelion, Ltd. (M)	1,203	202,582
Chubb, Ltd.	6,592	861,640
Cie Financiere Richemont SA	7,607	445,273
Credit Suisse Group AG (M)	7,197	76,665
LafargeHolcim, Ltd.	9,749	407,874
Nestle SA	20,557	1,592,722
Novartis AG	12,267	1,012,500
Roche Holding AG	4,963	1,309,635
Syngenta AG (M)	554	212,627
TE Connectivity, Ltd. (I)	9,687	553,225
UBS Group AG	19,097	247,795
Wolseley PLC	7,443	385,425
Zurich Insurance Group AG (M)	770	190,485

		7,562,970

Thailand - 0.0% (A)
Fabrinet (M)	2,775	103,008

United Kingdom - 0.9%
3i Group PLC	32,039	235,073
Associated British Foods PLC (I)	5,353	195,054
AstraZeneca PLC	2,556	152,807
Aviva PLC	42,377	223,381
BAE Systems PLC	13,043	91,308
Barclays PLC	35,513	66,050
Barratt Developments PLC	22,186	120,559
BP PLC	78,351	458,629
British American Tobacco PLC	16,936	1,097,944
British Land Co. PLC, REIT	12,653	102,733
BT Group PLC, Class A	19,348	106,348
Capita PLC	12,138	156,404
Centrica PLC	105,559	319,209

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Compass Group PLC	7,034	$ 133,825
Delphi Automotive PLC, Class A	1,880	117,688
Diageo PLC	6,241	174,346
Dixons Carphone PLC	26,368	113,173
Ensco PLC, Class A	47,005	456,419
GlaxoSmithKline PLC	43,016	923,768
HSBC Holdings PLC	86,872	538,220
Imperial Brands PLC	3,458	187,537
InterContinental Hotels Group PLC	5,664	208,890
International Consolidated Airlines Group SA	11,890	58,871
ITV PLC	85,190	204,258
Kingfisher PLC	49,007	210,489
LivaNova PLC (M)	550	27,626
Lloyds Banking Group PLC	526,717	381,495
Michael Kors Holdings, Ltd. (I) (M)	8,400	415,632
National Grid PLC, Class B	6,601	97,070
Noble Corp. PLC	4,825	39,758
Pentair PLC (I)	975	56,833
Persimmon PLC	8,563	166,051
Prudential PLC	29,188	495,288
Reckitt Benckiser Group PLC, Class A	7,154	717,343
Rio Tinto PLC	11,306	351,238
Rio Tinto, Ltd. (I)	2,620	90,627
RSA Insurance Group PLC	18,788	125,924
SABMiller PLC	7,001	408,292
Seadrill, Ltd. (I) (M)	27,400	88,776
Standard Chartered PLC	34,104	258,746
STERIS PLC (I)	1,725	118,594
Unilever NV, CVA	12,612	589,012
Vodafone Group PLC	287,314	875,979
Whitbread PLC	4,380	204,937
WPP PLC, Class A	9,086	189,365

		12,351,569

United States - 16.3%
3D Systems Corp. (I) (M)	2,225	30,460
3M Co.	295	51,660
8x8, Inc. (M)	1,675	24,472
A.O. Smith Corp.	2,550	224,680
AAR Corp.	575	13,421
Aaron’s, Inc.	5,625	123,131
Abbott Laboratories	18,688	734,625
Abercrombie & Fitch Co., Class A	1,800	32,058
ABIOMED, Inc. (M)	750	81,967
ABM Industries, Inc.	1,125	41,040
Acadia Healthcare Co., Inc. (I) (M)	9,271	513,613
Acadia Realty Trust, REIT (I)	875	31,080
ACI Worldwide, Inc. (M)	2,475	48,287
Acorda Therapeutics, Inc. (I) (M)	2,850	72,689
Activision Blizzard, Inc.	12,475	494,384
Acuity Brands, Inc. (I)	3,024	749,831
Adobe Systems, Inc. (M)	14,465	1,385,602
Advanced Energy Industries, Inc. (M)	875	33,215
Advanced Micro Devices, Inc. (M)	12,375	63,608
AECOM (I) (M)	19,830	629,999
Aegion Corp., Class A (M)	4,525	88,283
Aerojet Rocketdyne Holdings, Inc. (I) (M)	1,275	23,307
Aetna, Inc.	8,010	978,261
Affiliated Managers Group, Inc. (M)	2,344	329,965

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
AGCO Corp.	1,650	$ 77,764
Agilent Technologies, Inc.	1,766	78,340
Air Products & Chemicals, Inc.	2,399	340,754
AK Steel Holding Corp. (M)	5,075	23,650
Akorn, Inc., Class A (I) (M)	3,725	106,107
Albany International Corp., Class A	550	21,962
Albany Molecular Research, Inc. (I) (M)	575	7,728
Albemarle Corp. (I)	725	57,500
Alexander & Baldwin, Inc.	950	34,333
Alexandria Real Estate Equities, Inc., REIT (I)	1,250	129,400
Alexion Pharmaceuticals, Inc. (M)	2,292	267,614
Align Technology, Inc. (I) (M)	1,550	124,852
Alleghany Corp. (M)	300	164,874
Allergan PLC (M)	3,039	702,283
Alliant Energy Corp.	6,500	258,050
Allscripts Healthcare Solutions, Inc. (M)	8,525	108,267
Allstate Corp.	2,945	206,003
Alphabet, Inc., Class A (M)	1,985	1,396,507
Alphabet, Inc., Class C (M)	5,497	3,804,474
Amazon.com, Inc. (M)	4,418	3,161,609
AMC Networks, Inc., Class A (I) (M)	1,725	104,224
Amedisys, Inc. (I) (M)	325	16,406
American Assets Trust, Inc., REIT (I)	700	29,708
American Campus Communities, Inc., REIT (I)	2,575	136,140
American Eagle Outfitters, Inc. (I)	3,375	53,764
American Express Co.	1,234	74,978
American Financial Group, Inc.	2,875	212,549
American International Group, Inc.	8,590	454,325
American States Water Co.	775	33,961
American Tower Corp., Class A, REIT	1,865	211,883
American Vanguard Corp.	600	9,066
American Woodmark Corp. (M)	1,400	92,932
Ameriprise Financial, Inc.	1,635	146,905
AMERISAFE, Inc.	350	21,427
Amgen, Inc.	9,581	1,457,749
AMN Healthcare Services, Inc. (I) (M)	775	30,977
Amphenol Corp., Class A	9,256	530,646
Amsurg Corp., Class A (M)	1,100	85,294
AngioDynamics, Inc. (M)	2,175	31,255
Anixter International, Inc. (M)	550	29,304
ANSYS, Inc. (M)	600	54,450
Anthem, Inc.	7,049	925,816
Apache Corp.	1,500	83,505
Apartment Investment & Management Co., Class A, REIT	1,176	51,932
Apple, Inc.	57,850	5,530,460
Applied Industrial Technologies, Inc.	825	37,241
Aptargroup, Inc. (I)	1,225	96,934
Aramark	8,380	280,060
ArcBest Corp.	6,150	99,937
Archer-Daniels-Midland Co.	1,939	83,164
Archrock, Inc.	8,225	77,479
Arista Networks, Inc. (M)	4,696	302,328
ARRIS International PLC (M)	3,500	73,360
Arrow Electronics, Inc. (M)	4,725	292,477
Arthur J. Gallagher & Co.	3,644	173,454
Ascena Retail Group, Inc., Class B (I) (M)	2,625	18,349
Ashland, Inc.	1,325	152,070

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Associated Banc-Corp.	6,525	$ 111,904
AT&T, Inc.	44,359	1,916,752
Atlas Air Worldwide Holdings, Inc. (M)	2,675	110,798
Atmos Energy Corp.	4,100	333,412
ATN International, Inc.	225	17,507
Atwood Oceanics, Inc. (I)	1,075	13,459
Automatic Data Processing, Inc.	633	58,154
AutoNation, Inc. (I) (M)	764	35,893
AvalonBay Communities, Inc., REIT	3,592	647,961
Avista Corp. (I)	1,800	80,640
Avnet, Inc.	5,900	239,009
Avon Products, Inc. (I)	8,000	30,240
AZZ, Inc.	475	28,491
B&G Foods, Inc. (I)	1,175	56,635
B/E Aerospace, Inc. (I)	150	6,926
Baker Hughes, Inc.	2,469	111,426
Banc of California, Inc.	850	15,385
BancorpSouth, Inc.	2,200	49,918
Bank of America Corp.	84,800	1,125,296
Bank of Hawaii Corp. (I)	1,325	91,160
Bank of New York Mellon Corp.	3,825	148,601
Bank of the Ozarks, Inc. (I)	1,125	42,210
Banner Corp.	350	14,889
Barnes Group, Inc.	3,675	121,716
BB&T Corp.	2,192	78,057
BBCN Bancorp, Inc.	1,550	23,126
Bel Fuse, Inc., Class B	1,050	18,669
Belden, Inc.	800	48,296
Bemis Co., Inc.	1,050	54,065
Benchmark Electronics, Inc. (M)	1,075	22,736
Berkshire Hathaway, Inc., Class B (M)	9,720	1,407,359
Berry Plastics Group, Inc. (M)	1,500	58,275
Best Buy Co., Inc. (I)	9,274	283,784
Big Lots, Inc. (I)	1,150	57,627
Bill Barrett Corp. (M)	900	5,751
Bio-Rad Laboratories, Inc., Class A (M)	425	60,784
Biogen, Inc. (M)	2,477	598,988
BioMarin Pharmaceutical, Inc. (M)	567	44,113
BJ’s Restaurants, Inc. (I) (M)	450	19,724
Black Box Corp.	675	8,829
BlackRock, Inc., Class A	2,852	976,896
Blucora, Inc. (M)	850	8,806
Blue Nile, Inc.	275	7,530
BofI Holding, Inc. (I) (M)	1,375	24,351
Boise Cascade Co. (M)	2,475	56,801
Boston Beer Co., Inc., Class A (I) (M)	614	105,012
Boston Private Financial Holdings, Inc.	1,575	18,554
Boston Properties, Inc., REIT	568	74,919
Boston Scientific Corp. (M)	29,785	696,075
Bottomline Technologies de, Inc. (I) (M)	625	13,456
Boyd Gaming Corp. (I) (M)	1,725	31,740
Briggs & Stratton Corp. (I)	825	17,474
Brink’s Co.	3,700	105,413
Brinker International, Inc. (I)	3,175	144,558
Bristol-Myers Squibb Co.	30,285	2,227,462
Bristow Group, Inc. (I)	2,100	23,961
Broadridge Financial Solutions, Inc.	4,550	296,660
Brookline Bancorp, Inc.	1,500	16,545

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Brown & Brown, Inc.	1,800	$ 67,446
Brunswick Corp., Class B	1,875	84,975
Buffalo Wild Wings, Inc. (I) (M)	275	38,211
BWX Technologies, Inc.	3,630	129,845
Cable One, Inc. (I)	25	12,785
Cabot Corp.	3,525	160,951
Cabot Microelectronics Corp., Class A	450	19,053
Cabot Oil & Gas Corp.	11,683	300,720
CACI International, Inc., Class A (M)	1,425	128,834
Cadence Design Systems, Inc. (M)	6,675	162,202
Caleres, Inc.	2,425	58,709
Callaway Golf Co.	11,925	121,754
Cambrex Corp. (M)	650	33,625
Camden Property Trust, REIT (I)	475	42,000
Capella Education Co.	300	15,792
Capital One Financial Corp.	5,579	354,322
Cardtronics, Inc. (M)	750	29,858
Care Capital Properties, Inc., REIT	2,925	76,664
Carlisle Cos., Inc.	7,093	749,588
Carter’s, Inc.	1,425	151,720
Casey’s General Stores, Inc.	800	105,208
Cash America International, Inc.	1,100	46,882
Catalent, Inc. (I) (M)	500	11,495
Caterpillar, Inc. (I)	669	50,717
Cathay General Bancorp	1,625	45,825
Cato Corp., Class A	3,425	129,191
CBOE Holdings, Inc.	125	8,328
CBRE Group, Inc., Class A (M)	16,777	444,255
CBS Corp., Class B	2,320	126,301
CDK Global, Inc. (I)	975	54,103
CEB, Inc.	625	38,550
Cedar Realty Trust, Inc., REIT	1,400	10,402
Celgene Corp. (M)	11,731	1,157,029
Central Garden & Pet Co. (M)	2,625	59,929
Central Garden & Pet Co., Class A (M)	4,150	90,096
CenturyLink, Inc. (I)	11,105	322,156
Charles River Laboratories International, Inc. (M)	1,125	92,745
Charles Schwab Corp.	33,421	845,886
Charter Communications, Inc., Class A (M)	2,205	504,151
Cheesecake Factory, Inc.	1,725	83,041
Chesapeake Lodging Trust, REIT	1,050	24,413
Chevron Corp.	12,515	1,311,947
Chico’s FAS, Inc.	3,175	34,004
Children’s Place, Inc. (I)	1,825	146,328
Ciena Corp. (I) (M)	2,350	44,063
Cigna Corp.	7,004	896,442
Cinemark Holdings, Inc. (I)	2,125	77,477
Cirrus Logic, Inc. (M)	1,275	49,457
Cisco Systems, Inc.	16,675	478,406
Citigroup, Inc.	54,928	2,328,398
Citizens Financial Group, Inc.	3,192	63,776
CMS Energy Corp.	8,258	378,712
Coca-Cola Co.	17,913	811,996
Cognizant Technology Solutions Corp., Class A (M)	8,055	461,068
Coherent, Inc. (M)	475	43,596
Cohu, Inc.	3,425	37,161
Columbia Banking System, Inc.	1,275	35,777

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Comcast Corp., Class A	21,146	$ 1,378,508
Comerica, Inc., Class A	1,607	66,096
Comfort Systems USA, Inc., Class A	725	23,613
Commerce Bancshares, Inc. (I)	104	4,982
Commercial Metals Co. (I)	8,375	141,537
Communications Sales & Leasing, Inc., REIT	2,475	71,527
Community Bank System, Inc. (I)	850	34,927
Community Health Systems, Inc. (I) (M)	3,975	47,899
CommVault Systems, Inc. (I) (M)	825	35,632
Computer Sciences Corp.	15,875	788,194
comScore, Inc. (I) (M)	2,375	56,715
Comtech Telecommunications Corp.	275	3,531
Concho Resources, Inc. (I) (M)	6,577	784,439
CONMED Corp.	550	26,252
ConocoPhillips	7,898	344,353
Constellation Brands, Inc., Class A	2,835	468,909
Contango Oil & Gas Co., Class A (M)	275	3,366
Convergys Corp. (I)	1,925	48,125
Cooper Cos., Inc. (I)	1,000	171,570
Core-Mark Holding Co., Inc. (I)	350	16,401
CoreLogic, Inc. (M)	4,500	173,160
CoreSite Realty Corp., REIT (I)	725	64,300
Corning, Inc.	19,500	399,360
Corporate Office Properties Trust, REIT	5,550	164,113
Corrections Corp. of America, REIT	2,575	90,176
CoStar Group, Inc. (I) (M)	1,665	364,069
Costco Wholesale Corp.	4,130	648,575
Cousins Properties, Inc., REIT (I)	4,900	50,960
CR Bard, Inc.	2,050	482,078
Cracker Barrel Old Country Store, Inc. (I)	600	102,882
Crane Co.	3,150	178,668
Crocs, Inc. (I) (M)	1,450	16,356
Cross Country Healthcare, Inc. (M)	1,550	21,576
Crown Holdings, Inc. (M)	6,535	331,128
CST Brands, Inc.	1,400	60,312
CSX Corp.	5,243	136,737
Cummins, Inc. (I)	3,523	396,126
Curtiss-Wright Corp.	875	73,719
CVB Financial Corp. (I)	1,725	28,273
CVS Health Corp.	2,670	255,626
Cynosure, Inc., Class A (M)	400	19,458
D.R. Horton, Inc.	15,167	477,457
Dana Holding Corp. (I)	10,025	105,864
Danaher Corp.	1,657	167,357
Darling International, Inc. (M)	3,250	48,425
Dean Foods Co. (I)	7,050	127,534
Deckers Outdoor Corp. (I) (M)	550	31,636
Deere & Co.	718	58,187
Delta Air Lines, Inc.	34,652	1,262,372
Denbury Resources, Inc. (I)	34,450	123,675
Depomed, Inc. (I) (M)	975	19,130
Diamondback Energy, Inc. (I) (M)	2,468	225,106
DiamondRock Hospitality Co., REIT (I)	19,530	176,356
Dick’s Sporting Goods, Inc. (I)	1,875	84,487
Digi International, Inc. (M)	2,825	30,312
Dime Community Bancshares, Inc.	4,625	78,671
Discover Financial Services	13,409	718,588
DISH Network Corp., Class A (M)	4,567	239,311

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Dollar General Corp.	12,208	$ 1,147,552
Domino’s Pizza, Inc. (I)	125	16,423
Domtar Corp.	1,250	43,763
Douglas Emmett, Inc., REIT (I)	3,675	130,536
Dow Chemical Co.	9,178	456,238
Dr. Pepper Snapple Group, Inc.	1,019	98,466
Drew Industries, Inc.	500	42,420
Dril-Quip, Inc., Class A (I) (M)	775	45,283
DST Systems, Inc.	600	69,858
DTS, Inc. (M)	275	7,274
Duke Realty Corp., REIT (I)	6,250	166,625
E.I. du Pont de Nemours & Co.	9,092	589,162
Eagle Materials, Inc. (I)	5,111	394,314
East West Bancorp, Inc.	14,718	503,061
EastGroup Properties, Inc., REIT (I)	175	12,061
Eastman Chemical Co.	6,116	415,276
Eaton Corp. PLC	10,030	599,092
Eaton Vance Corp. (I)	1,025	36,224
eBay, Inc. (M)	32,230	754,504
Edison International	16,982	1,318,992
eHealth, Inc. (M)	300	4,206
El Paso Electric Co.	1,675	79,177
Electro Scientific Industries, Inc. (M)	4,825	28,178
Electronic Arts, Inc. (M)	9,709	735,554
Eli Lilly & Co.	13,094	1,031,152
EMCOR Group, Inc.	2,800	137,928
Emergent BioSolutions, Inc. (I) (M)	375	10,545
Emerson Electric Co. (I)	1,161	60,558
Encore Capital Group, Inc. (I) (M)	425	10,000
Energen Corp.	1,925	92,804
Energizer Holdings, Inc.	9,915	510,523
EnerSys	2,900	172,463
Engility Holdings, Inc. (M)	400	8,448
Ensign Group, Inc. (I)	625	13,131
Entergy Corp., Class B	3,190	259,506
Envision Healthcare Holdings, Inc. (M)	11,442	290,284
EOG Resources, Inc.	7,985	666,109
EPR Properties, REIT (I)	925	74,629
EQT Corp.	4,523	350,216
Equifax, Inc.	3,261	418,712
Equinix, Inc., REIT	649	251,637
Equity Commonwealth, REIT (M)	15,250	444,232
Equity One, Inc., REIT	500	16,090
Essendant, Inc.	4,175	127,588
Essex Property Trust, Inc., REIT	451	102,869
Evercore Partners, Inc., Class A (I)	2,800	123,732
Exelon Corp.	1,425	51,813
ExlService Holdings, Inc. (M)	1,925	100,889
Express Scripts Holding Co. (M)	15,800	1,197,640
Express, Inc. (M)	1,500	21,765
Exterran Corp. (M)	637	8,185
Exxon Mobil Corp.	18,293	1,714,786
Facebook, Inc., Class A (M)	31,680	3,620,390
FactSet Research Systems, Inc. (I)	825	133,171
Fair Isaac Corp. (I)	725	81,932
FARO Technologies, Inc. (M)	375	12,686
Federal Signal Corp.	1,225	15,778
Federated Investors, Inc., Class B	975	28,061

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Fidelity National Information Services, Inc.	6,842	$ 504,119
Finish Line, Inc., Class A (I)	1,025	20,695
First American Financial Corp. (I)	5,225	210,149
First Financial Bancorp	800	15,560
First Horizon National Corp. (I)	2,550	35,139
First Midwest Bancorp, Inc.	7,525	132,139
First NBC Bank Holding Co. (M)	350	5,877
First Solar, Inc. (I) (M)	1,800	87,264
Flowers Foods, Inc. (I)	3,700	69,375
Fluor Corp.	5,045	248,618
FMC Technologies, Inc. (M)	16,000	426,720
Ford Motor Co.	48,148	605,220
Forestar Group, Inc. (I) (M)	625	7,431
Fortinet, Inc. (M)	3,425	108,196
Fortune Brands Home & Security, Inc. (I)	11,828	685,669
Fossil Group, Inc. (M)	750	21,398
Franklin Street Properties Corp., REIT (I)	1,425	17,485
FTI Consulting, Inc. (M)	725	29,493
Fulton Financial Corp.	4,200	56,700
FutureFuel Corp.	2,200	23,936
General Cable Corp. (I)	6,050	76,895
General Communication, Inc., Class A (M)	3,550	56,090
General Dynamics Corp.	414	57,645
General Electric Co.	30,833	970,623
General Motors Co.	12,870	364,221
Gentherm, Inc. (M)	400	13,700
Geo Group, Inc., REIT	1,350	46,143
Getty Realty Corp., REIT (I)	527	11,304
Gibraltar Industries, Inc. (M)	650	20,521
Gilead Sciences, Inc.	38,675	3,226,268
Global Payments, Inc.	782	55,819
GoDaddy, Inc., Class A (M)	12,464	388,752
Goldman Sachs Group, Inc.	1,514	224,950
Government Properties Income Trust, REIT (I)	775	17,872
Graham Holdings Co., Class B	100	48,954
Great Plains Energy, Inc.	5,975	181,640
Green Dot Corp., Class A (I) (M)	825	18,967
Green Plains, Inc. (I)	750	14,790
Greenbrier Cos., Inc. (I)	2,925	85,205
Group 1 Automotive, Inc. (I)	475	23,446
Guess?, Inc. (I)	5,650	85,032
Guidewire Software, Inc. (M)	4,672	288,543
Gulf Island Fabrication, Inc.	2,275	15,789
Gulfport Energy Corp. (M)	2,450	76,587
Haemonetics Corp. (M)	1,000	28,990
Hain Celestial Group, Inc. (I) (M)	1,400	69,650
Halliburton Co.	8,394	380,164
Hancock Holding Co. (I)	1,600	41,776
Hanmi Financial Corp., Class B	2,850	66,946
Hanover Insurance Group, Inc.	2,700	228,474
Harman International Industries, Inc.	3,324	238,730
Harris Corp. (I)	6,975	581,994
Hartford Financial Services Group, Inc.	7,305	324,196
Haverty Furniture Cos., Inc.	350	6,311
Hawaiian Electric Industries, Inc.	3,925	128,701
Hawaiian Holdings, Inc. (M)	3,075	116,727
HB Fuller Co.	1,025	45,090
HCA Holdings, Inc. (M)	3,434	264,452

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
HCP, Inc., REIT	5,645	$ 199,720
HD Supply Holdings, Inc. (M)	16,861	587,100
Headwaters, Inc. (M)	1,450	26,013
Healthways, Inc. (I) (M)	800	9,240
Helen of Troy, Ltd. (M)	625	64,275
Helix Energy Solutions Group, Inc., Class A (M)	7,975	53,911
Herbalife, Ltd. (I) (M)	5,550	324,841
Herman Miller, Inc.	1,175	35,121
Hershey Co. (I)	3,507	398,009
Hess Corp.	1,800	108,180
Hewlett Packard Enterprise Co.	2,503	45,730
HFF, Inc., Class A	2,250	64,980
Highwoods Properties, Inc., REIT	2,600	137,280
Hill-Rom Holdings, Inc.	3,300	166,485
Hilton Worldwide Holdings, Inc. (I)	21,624	487,189
HMS Holdings Corp. (M)	1,850	32,579
HNI Corp. (I)	850	39,517
HollyFrontier Corp. (I)	6,400	152,128
Hologic, Inc. (M)	3,200	110,720
Home BancShares, Inc. (I)	1,700	33,643
Home Depot, Inc.	19,123	2,441,816
Honeywell International, Inc.	9,791	1,138,889
Hospitality Properties Trust, REIT	2,850	82,080
HP, Inc.	24,375	305,906
HSN, Inc. (I)	625	30,581
Hub Group, Inc., Class A (M)	3,900	149,643
Hubbell, Inc.	1,050	110,743
Humana, Inc., Class A	6,764	1,216,708
Huntington Ingalls Industries, Inc.	3,565	599,027
ICU Medical, Inc., Class B (M)	275	31,006
IDACORP, Inc. (I)	1,775	144,396
IDEX Corp. (I)	1,275	104,677
IDEXX Laboratories, Inc. (I) (M)	900	83,574
II-VI, Inc. (M)	300	5,628
Illinois Tool Works, Inc., Class A	6,980	727,037
Illumina, Inc. (M)	5,144	722,115
Impax Laboratories, Inc. (I) (M)	950	27,379
Independent Bank Corp.	600	27,420
Ingersoll-Rand PLC	2,217	141,179
Ingram Micro, Inc., Class A	3,100	107,818
Ingredion, Inc.	6,550	847,635
Innophos Holdings, Inc.	3,025	127,685
Innospec, Inc.	2,525	116,125
Insight Enterprises, Inc. (M)	4,000	104,000
Insperity, Inc.	2,100	162,183
Integrated Device Technology, Inc. (M)	2,800	56,364
Intercept Pharmaceuticals, Inc. (I) (M)	1,603	228,716
Intercontinental Exchange, Inc.	1,386	354,761
InterDigital, Inc. (I)	675	37,584
Interface, Inc., Class A	2,975	45,369
INTL. FCStone, Inc. (M)	350	9,552
Invesco, Ltd.	3,787	96,720
Itron, Inc. (M)	775	33,403
ITT, Inc.	4,150	132,717
Ixia (M)	950	9,329
J&J Snack Foods Corp. (I)	275	32,799
J.M. Smucker, Co.	1,400	213,374
j2 Global, Inc. (I)	550	34,744

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Jabil Circuit, Inc. (I)	3,800	$ 70,186
Jack in the Box, Inc.	725	62,292
Jacobs Engineering Group, Inc. (M)	1,800	89,658
Janus Capital Group, Inc. (I)	2,725	37,932
JC Penney Co., Inc. (I) (M)	5,350	47,508
JetBlue Airways Corp. (M)	8,700	144,072
Johnson & Johnson	16,678	2,023,041
Johnson Controls, Inc.	1,293	57,228
Jones Lang LaSalle, Inc.	1,850	180,282
Joy Global, Inc. (I)	2,025	42,809
Kaiser Aluminum Corp.	1,650	149,176
KapStone Paper and Packaging Corp.	925	12,034
Kate Spade & Co. (I) (M)	2,600	53,586
KBR, Inc.	8,075	106,913
Kennametal, Inc. (I)	1,550	34,271
KeyCorp	13,597	150,247
Keysight Technologies, Inc. (M)	5,625	163,631
Kilroy Realty Corp., REIT (I)	1,875	124,294
Kimberly-Clark Corp.	6,884	946,412
Kimco Realty Corp., REIT (I)	8,518	267,295
Kinder Morgan, Inc.	7,260	135,907
Kindred Healthcare, Inc. (I)	2,800	31,612
Kirkland’s, Inc. (M)	650	9,542
Kite Pharma, Inc. (I) (M)	6,112	305,600
Kite Realty Group Trust, REIT	5,950	166,778
KLA-Tencor Corp.	6,854	502,055
Koppers Holdings, Inc. (M)	2,300	70,679
Korn/Ferry International	2,775	57,443
Kroger Co.	12,430	457,300
L-3 Communications Holdings, Inc.	3,122	457,966
La-Z-Boy, Inc.	1,025	28,516
Lam Research Corp.	18,204	1,530,228
Landstar System, Inc. (I)	875	60,078
LaSalle Hotel Properties, REIT (I)	3,854	90,877
LegacyTexas Financial Group, Inc.	750	20,183
Leidos Holdings, Inc.	3,250	155,577
Lennox International, Inc. (I)	5,342	761,769
Lexmark International, Inc., Class A	2,200	83,050
Liberty Property Trust, Series C, REIT	5,091	202,215
LifePoint Health, Inc. (I) (M)	2,325	151,985
Lincoln Electric Holdings, Inc. (I)	550	32,494
Lincoln National Corp.	5,325	206,450
Liquidity Services, Inc. (M)	4,725	37,044
Lithia Motors, Inc., Class A (I)	1,150	81,730
Littelfuse, Inc.	425	50,231
Live Nation Entertainment, Inc. (I) (M)	2,875	67,562
LKQ Corp. (M)	6,050	191,785
LogMeIn, Inc. (I) (M)	500	31,715
Lowe’s Cos., Inc.	30,754	2,434,794
Lumentum Holdings, Inc. (M)	850	20,570
Luminex Corp. (I) (M)	425	8,598
Lydall, Inc. (M)	325	12,532
LyondellBasell Industries NV, Class A	10,130	753,875
Macerich Co., Class A, REIT	656	56,016
Mack-Cali Realty Corp., REIT (I)	1,750	47,250
Magellan Health, Inc. (M)	2,000	131,540
Manpowergroup, Inc.	4,680	301,111
ManTech International Corp., Class A	475	17,965

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Marathon Oil Corp.	39,560	$ 593,796
Marathon Petroleum Corp.	4,935	187,333
MarketAxess Holdings, Inc.	725	105,415
Marriott Vacations Worldwide Corp. (I)	550	37,670
Martin Marietta Materials, Inc.	769	147,648
Masco Corp.	20,289	627,742
Masimo Corp. (M)	3,050	160,171
MasterCard, Inc., Class A	10,146	893,457
Matson, Inc.	925	29,868
Matthews International Corp., Class A	575	31,993
MAXIMUS, Inc., Class A	475	26,301
MB Financial, Inc. (I)	1,100	39,908
McDonald’s Corp.	6,200	746,108
McKesson Corp.	5,358	1,000,071
MDU Resources Group, Inc. (I)	2,675	64,200
Medical Properties Trust, Inc., REIT (I)	4,800	73,008
Medicines Co. (I) (M)	2,975	100,049
Medifast, Inc.	275	9,149
MEDNAX, Inc. (I) (M)	1,850	133,995
Mentor Graphics Corp. (I)	3,875	82,382
Merck & Co., Inc.	6,725	387,427
Meredith Corp. (I)	725	37,635
Meritage Homes Corp. (I) (M)	725	27,217
Methode Electronics, Inc. (I)	3,400	116,382
MetLife, Inc.	18,054	719,091
Mettler-Toledo International, Inc. (M)	550	200,706
Microsemi Corp. (I) (M)	2,700	88,236
Microsoft Corp.	105,685	5,407,901
MicroStrategy, Inc., Class A (M)	200	35,004
Mid-America Apartment Communities, Inc., REIT (I)	2,925	311,220
Middleby Corp. (I) (M)	2,140	246,635
Minerals Technologies, Inc.	775	44,020
MKS Instruments, Inc.	1,225	52,749
Mohawk Industries, Inc. (M)	5,019	952,405
Molina Healthcare, Inc. (I) (M)	2,375	118,512
Molson Coors Brewing Co., Class B	6,911	698,909
Momenta Pharmaceuticals, Inc., Class B (I) (M)	11,150	120,420
Mondelez International, Inc., Class A	21,779	991,162
Monsanto Co.	1,462	151,185
Monster Beverage Corp. (M)	2,051	329,616
Monster Worldwide, Inc. (M)	1,475	3,525
Moog, Inc., Class A (M)	1,175	63,356
Morgan Stanley	25,117	652,540
Mosaic Co. (I)	14,726	385,527
Motorola Solutions, Inc.	2,000	131,940
Movado Group, Inc.	350	7,588
MSC Industrial Direct Co., Inc., Class A	950	67,032
MSCI, Inc., Class A	7,485	577,243
Mueller Industries, Inc. (I)	1,150	36,662
Murphy USA, Inc. (M)	1,375	101,970
Mylan NV (M)	2,119	91,626
Nabors Industries, Ltd.	5,525	55,526
Nanometrics, Inc. (M)	2,275	47,297
National Fuel Gas Co. (I)	875	49,770
National Oilwell Varco, Inc. (I)	1,368	46,033
Natus Medical, Inc. (M)	2,825	106,785
Navigators Group, Inc.	150	13,796

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
NBT Bancorp, Inc.	700	$ 20,041
NCR Corp. (M)	11,000	305,470
Neenah Paper, Inc.	375	27,139
Netflix, Inc. (I) (M)	4,544	415,685
NETGEAR, Inc. (M)	700	33,278
NeuStar, Inc., Class A (I) (M)	1,075	25,273
New Jersey Resources Corp. (I)	1,750	67,462
New York Community Bancorp, Inc.	1,700	25,483
Newell Brands, Inc.	1,239	60,178
Newmont Mining Corp.	2,687	105,115
NextEra Energy, Inc.	7,239	943,966
NIC, Inc.	1,125	24,683
Northrop Grumman Corp.	7,287	1,619,754
NorthWestern Corp. (I)	900	56,763
Norwegian Cruise Line Holdings, Ltd. (I) (M)	9,066	361,189
NOW, Inc. (I) (M)	2,175	39,455
Nu Skin Enterprises, Inc., Class A (I)	2,800	129,332
Nuance Communications, Inc. (M)	25,540	399,190
Nucor Corp. (I)	8,400	415,044
Nutrisystem, Inc.	475	12,046
NuVasive, Inc. (I) (M)	1,000	59,720
NVIDIA Corp. (I)	10,765	506,063
NVR, Inc. (M)	255	453,987
O’Reilly Automotive, Inc. (M)	1,053	285,468
Occidental Petroleum Corp.	9,747	736,483
Office Depot, Inc. (M)	16,525	54,698
OGE Energy Corp. (I)	7,675	251,356
Oil States International, Inc. (M)	925	30,414
Old Dominion Freight Line, Inc. (I) (M)	4,199	253,242
Old Republic International Corp.	10,325	199,169
Olin Corp. (I)	400	9,936
Olympic Steel, Inc.	400	10,924
Omnicell, Inc. (M)	650	22,250
On Assignment, Inc. (M)	825	30,484
Oracle Corp.	30,126	1,233,057
Orbital ATK, Inc.	1,175	100,039
Oshkosh Corp.	175	8,349
Outerwall, Inc. (I)	325	13,650
Owens & Minor, Inc. (I)	3,875	144,847
Oxford Industries, Inc.	275	15,571
P.H. Glatfelter Co.	850	16,626
PACCAR, Inc.	10,014	519,426
Packaging Corp. of America	1,950	130,513
PacWest Bancorp (I)	4,725	187,960
Palo Alto Networks, Inc. (I) (M)	2,126	260,733
Panera Bread Co., Class A (I) (M)	950	201,343
PAREXEL International Corp. (M)	1,150	72,312
Park Electrochemical Corp.	425	6,175
Parker-Hannifin Corp.	1,539	166,289
Parkway Properties, Inc., REIT	425	7,110
Patterson-UTI Energy, Inc. (I)	3,000	63,960
PayPal Holdings, Inc. (M)	18,318	668,790
PBF Energy, Inc., Class A	6,480	154,094
PDC Energy, Inc. (M)	250	14,403
PepsiCo, Inc.	14,183	1,502,547
Perficient, Inc. (M)	625	12,694
Perry Ellis International, Inc. (M)	2,025	40,743
Pfizer, Inc.	46,815	1,648,356

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
PG&E Corp.	1,749	$ 111,796
PharMerica Corp. (M)	3,075	75,829
Philip Morris International, Inc.	12,086	1,229,388
Pilgrim’s Pride Corp. (I)	17,785	453,162
Pinnacle Financial Partners, Inc. (I)	675	32,974
Pioneer Energy Services Corp. (M)	1,150	5,290
Pioneer Natural Resources Co.	3,755	567,794
Piper Jaffray Cos. (M)	300	11,310
Pitney Bowes, Inc.	6,095	108,491
Plexus Corp. (M)	625	27,000
PNC Financial Services Group, Inc.	2,800	227,892
Polaris Industries, Inc. (I)	425	34,748
Polycom, Inc. (M)	4,525	50,906
PolyOne Corp.	1,725	60,789
Post Holdings, Inc. (I) (M)	3,725	308,020
Post Properties, Inc., REIT	2,175	132,784
Powell Industries, Inc.	225	8,852
PPG Industries, Inc.	4,891	509,398
Prestige Brands Holdings, Inc. (I) (M)	1,000	55,400
Priceline Group, Inc. (M)	489	610,472
PrivateBancorp, Inc., Class A	1,300	57,239
Procter & Gamble Co.	12,585	1,065,572
Progress Software Corp. (M)	4,125	113,272
Prologis, Inc., Class A, REIT	4,932	241,865
Providence Service Corp. (I) (M)	175	7,854
Provident Financial Services, Inc. (I)	1,050	20,622
Prudential Financial, Inc.	3,733	266,312
PS Business Parks, Inc., REIT	700	74,256
PTC, Inc. (M)	5,275	198,234
Public Service Enterprise Group, Inc. (I)	11,034	514,295
Public Storage, REIT	3,679	940,316
PulteGroup, Inc. (I)	9,963	194,179
PVH Corp.	456	42,969
QEP Resources, Inc.	4,925	86,828
QLogic Corp. (M)	1,600	23,584
Qorvo, Inc. (M)	659	36,416
Quaker Chemical Corp.	250	22,300
QUALCOMM, Inc.	2,400	128,568
Quality Systems, Inc. (I)	850	10,124
Qualys, Inc. (I) (M)	475	14,160
Quest Diagnostics, Inc.	980	79,782
Quorum Health Corp. (M)	993	10,635
R.R. Donnelley & Sons Co. (I)	15,890	268,859
Rackspace Hosting, Inc. (I) (M)	1,625	33,898
Ralph Lauren Corp., Class A (I)	1,693	151,727
Raymond James Financial, Inc. (I)	4,650	229,245
Rayonier Advanced Materials, Inc.	825	11,212
Rayonier, Inc., REIT (I)	6,525	171,216
RE/MAX Holdings, Inc., Class A (I)	350	14,091
Red Robin Gourmet Burgers, Inc. (I) (M)	275	13,043
Regal Beloit Corp. (I)	2,725	150,011
Regency Centers Corp., REIT	1,775	148,621
Regeneron Pharmaceuticals, Inc., Class A (M)	1,161	405,456
Regions Financial Corp.	5,179	44,073
Reinsurance Group of America, Inc., Class A	2,550	247,324
Reliance Steel & Aluminum Co.	2,150	165,335
ResMed, Inc. (I)	2,825	178,625
Resources Connection, Inc.	2,425	35,842

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Retail Opportunity Investments Corp., REIT (I)	1,950	$ 42,257
Revance Therapeutics, Inc. (I) (M)	7,410	100,776
REX American Resources Corp., Class A (I) (M)	150	8,975
Reynolds American, Inc., Class A	18,138	978,182
Rofin-Sinar Technologies, Inc. (M)	575	18,366
Rogers Corp. (M)	325	19,858
Ross Stores, Inc.	955	54,139
Rovi Corp. (I) (M)	3,925	61,387
Rowan Cos. PLC, Class A (I)	9,775	172,626
Royal Caribbean Cruises, Ltd., Class A	5,878	394,708
Royal Gold, Inc. (I)	625	45,013
RPM International, Inc.	4,450	222,277
Ruby Tuesday, Inc. (M)	1,275	4,603
Rudolph Technologies, Inc. (I) (M)	675	10,483
S&P Global, Inc.	5,193	557,001
Saia, Inc. (M)	450	11,313
salesforce.com, Inc. (M)	3,695	293,420
Sanderson Farms, Inc. (I)	400	34,656
Sanmina Corp. (M)	3,100	83,111
Saul Centers, Inc., REIT	225	13,885
Schlumberger, Ltd.	8,751	692,029
Schweitzer-Mauduit International, Inc.	3,100	109,368
Science Applications International Corp.	850	49,598
Scotts Miracle-Gro Co., Class A (I)	2,675	187,009
Sealed Air Corp., Class A	1,106	50,843
SEI Investments Co. (I)	5,350	257,388
Select Comfort Corp. (I) (M)	1,025	21,915
Selective Insurance Group, Inc. (I)	1,100	42,031
Sempra Energy	2,874	327,693
Semtech Corp. (I) (M)	1,925	45,931
Seneca Foods Corp., Class A (M)	625	22,631
Senior Housing Properties Trust, REIT (I)	7,250	151,017
ServiceNow, Inc. (M)	5,012	332,797
Sherwin-Williams Co.	1,301	382,065
Shire PLC	7,034	434,718
Signature Bank (M)	3,729	465,827
Signet Jewelers, Ltd. (I)	273	22,498
Simmons First National Corp., Class A	750	34,639
Simon Property Group, Inc., REIT	2,080	451,152
Sirius XM Holdings, Inc. (I) (M)	25,086	99,090
Skechers U.S.A., Inc., Class A (I) (M)	2,825	83,959
SkyWest, Inc.	1,400	37,044
SL Green Realty Corp., REIT (I)	1,447	154,062
SLM Corp. (I) (M)	7,975	49,286
SM Energy Co. (I)	1,325	35,775
Snap-on, Inc.	950	149,929
Sonoco Products Co.	1,225	60,834
Southwest Airlines Co.	12,145	476,205
Southwest Gas Corp.	1,025	80,678
Sovran Self Storage, Inc., REIT	600	62,952
Spark Therapeutics, Inc. (I) (M)	2,840	145,209
SpartanNash Co.	3,425	104,736
Spire, Inc. (I)	125	8,855
Splunk, Inc. (I) (M)	4,777	258,818
Spok Holdings, Inc.	1,825	34,976
Sprouts Farmers Market, Inc. (I) (M)	11,816	270,586
SPX Corp. (I)	750	11,138
SPX FLOW, Inc. (M)	4,000	104,280

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Stamps.com, Inc. (I) (M)	300	$ 26,226
Standard Motor Products, Inc.	550	21,879
Standex International Corp.	250	20,658
Stanley Black & Decker, Inc.	4,238	471,350
Starbucks Corp.	19,352	1,105,386
State Street Corp.	6,485	349,671
Steel Dynamics, Inc.	26,545	650,352
Stepan Co.	1,800	107,154
Stericycle, Inc. (I) (M)	3,729	388,263
Sterling Bancorp (I)	8,600	135,020
Steven Madden, Ltd., Class B (I) (M)	1,150	39,307
Stewart Information Services Corp. (I)	525	21,740
Stifel Financial Corp. (I) (M)	1,175	36,954
STORE Capital Corp., REIT (I)	1,669	49,152
Strayer Education, Inc. (I) (M)	225	11,054
Stryker Corp. (I)	2,311	276,927
Sturm Ruger & Co., Inc.	325	20,803
Summit Hotel Properties, Inc., REIT	11,375	150,605
Superior Energy Services, Inc.	6,200	114,142
SUPERVALU, Inc. (M)	9,250	43,660
SVB Financial Group (I) (M)	2,005	190,796
Sykes Enterprises, Inc. (M)	4,175	120,908
Synaptics, Inc. (I) (M)	725	38,969
Synchronoss Technologies, Inc. (I) (M)	1,350	43,011
Synchrony Financial (M)	3,945	99,730
Synergy Resources Corp. (I) (M)	3,575	23,810
SYNNEX Corp. (I)	4,950	469,359
Synopsys, Inc. (M)	6,175	333,944
Synovus Financial Corp.	6,250	181,187
T-Mobile US, Inc. (I) (M)	3,651	157,979
Take-Two Interactive Software, Inc. (I) (M)	17,075	647,484
Talen Energy Corp. (M)	6,675	90,446
Tanger Factory Outlet Centers, Inc., REIT	1,850	74,333
Target Corp.	17,655	1,232,672
Taubman Centers, Inc., REIT (I)	2,650	196,630
TCF Financial Corp.	12,075	152,749
TD Ameritrade Holding Corp. (I)	3,301	93,996
Tech Data Corp. (M)	2,050	147,292
Teleflex, Inc. (I)	575	101,953
Telephone & Data Systems, Inc.	5,375	159,422
TeleTech Holdings, Inc.	325	8,817
Tempur Sealy International, Inc. (I) (M)	1,175	65,001
Tenet Healthcare Corp. (I) (M)	1,925	53,207
Teradyne, Inc.	9,050	178,194
Terex Corp.	3,725	75,655
Tesco Corp., Class B (I)	600	4,014
Tesla Motors, Inc. (I) (M)	1,221	259,194
Tesoro Corp. (I)	2,680	200,786
Tetra Tech, Inc.	5,300	162,948
Texas Capital Bancshares, Inc. (I) (M)	850	39,746
Texas Instruments, Inc.	13,795	864,257
Texas Roadhouse, Inc., Class A (I)	1,200	54,720
Textron, Inc.	1,354	49,502
TherapeuticsMD, Inc. (I) (M)	16,029	136,246
Thermo Fisher Scientific, Inc.	2,458	363,194
Thor Industries, Inc.	875	56,648
Tiffany & Co. (I)	1,395	84,593
Time Warner, Inc.	15,052	1,106,924

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Time, Inc. (I)	2,125	$ 34,978
Timken Co. (I)	1,575	48,290
TJX Cos., Inc.	8,089	624,713
Toll Brothers, Inc. (I) (M)	5,945	159,980
TopBuild Corp. (M)	3,550	128,510
Toro Co.	350	30,870
Travelers Cos., Inc.	3,785	450,566
Trimble Navigation, Ltd. (I) (M)	4,150	101,094
Trinity Industries, Inc. (I)	3,075	57,103
TrueBlue, Inc. (M)	850	16,082
TrustCo Bank Corp. (I)	1,800	11,538
Trustmark Corp., Class A (I)	1,600	39,760
Tupperware Brands Corp. (I)	1,025	57,687
Twenty-First Century Fox, Inc., Class A	64,615	1,747,836
Tyler Technologies, Inc. (I) (M)	375	62,516
Tyson Foods, Inc., Class A	19,930	1,331,125
U.S. Steel Corp. (I)	795	13,404
UGI Corp.	20,751	938,983
Ulta Salon Cosmetics & Fragrance, Inc. (M)	1,575	383,733
Ultratech, Inc. (M)	525	12,059
UMB Financial Corp. (I)	750	39,908
Umpqua Holdings Corp. (I)	6,100	94,367
Union Pacific Corp.	10,966	956,783
United Community Banks, Inc.	6,975	127,573
United Continental Holdings, Inc. (M)	11,033	452,794
United Fire Group, Inc.	750	31,823
United Parcel Service, Inc., Class B	929	100,072
United Technologies Corp.	10,096	1,035,345
United Therapeutics Corp. (I) (M)	2,075	219,784
UnitedHealth Group, Inc.	15,323	2,163,608
Universal Corp. (I)	450	25,983
Universal Forest Products, Inc.	1,325	122,814
Urstadt Biddle Properties, Inc., Class A, REIT	450	11,151
US Concrete, Inc. (I) (M)	250	15,228
US Ecology, Inc. (I)	475	21,826
Valero Energy Corp.	22,303	1,137,453
Valmont Industries, Inc. (I)	3,350	453,154
Valspar Corp.	675	72,920
Vantiv, Inc., Class A (M)	11,413	645,976
VASCO Data Security International, Inc. (M)	500	8,195
VCA, Inc. (M)	3,900	263,679
Vectren Corp. (I)	3,775	198,829
Veeva Systems, Inc., Class A (I) (M)	9,464	322,912
VeriFone Systems, Inc. (M)	1,075	19,931
VeriSign, Inc. (I) (M)	4,815	416,305
Veritiv Corp. (I) (M)	1,425	53,552
Verizon Communications, Inc.	27,587	1,540,458
Vertex Pharmaceuticals, Inc. (M)	7,420	638,268
VF Corp. (I)	6,187	380,439
Viad Corp.	3,825	118,575
Viavi Solutions, Inc. (M)	4,975	32,984
Visa, Inc., Class A (I)	38,133	2,828,325
Vishay Intertechnology, Inc. (I)	2,800	34,692
Vista Outdoor, Inc. (M)	1,225	58,469
Voya Financial, Inc.	3,226	79,876
Vulcan Materials Co.	3,851	463,506
Wabtec Corp. (I)	400	28,092
Waddell & Reed Financial, Inc., Class A (I)	1,650	28,413

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
WageWorks, Inc. (M)	300	$ 17,943
Wal-Mart Stores, Inc.	17,639	1,288,000
Walgreens Boots Alliance, Inc.	3,991	332,331
Walker & Dunlop, Inc. (I) (M)	600	13,668
Watsco, Inc. (I)	525	73,862
Watts Water Technologies, Inc., Class A (I)	225	13,109
Wayfair, Inc., Class A (I) (M)	5,970	232,830
WebMD Health Corp., Class A (I) (M)	750	43,583
Webster Financial Corp. (I)	1,725	58,564
Weingarten Realty Investors, REIT	2,400	97,968
WellCare Health Plans, Inc. (I) (M)	5,631	604,094
Wells Fargo & Co.	66,931	3,167,844
West Pharmaceutical Services, Inc.	175	13,279
Westar Energy, Inc., Class A	550	30,850
Western Digital Corp. (I)	4,727	223,398
Western Refining, Inc.	1,325	27,335
Western Union Co.	5,430	104,147
WestRock Co.	4,202	163,332
WEX, Inc. (I) (M)	750	66,502
WGL Holdings, Inc. (I)	175	12,388
WhiteWave Foods Co., Class A (M)	875	41,073
Wilshire Bancorp, Inc.	900	9,378
Winnebago Industries, Inc.	625	14,325
Wintrust Financial Corp.	925	47,175
Wolverine World Wide, Inc.	1,775	36,068
Workday, Inc., Class A (I) (M)	3,084	230,282
World Fuel Services Corp.	1,700	80,733
Worthington Industries, Inc.	950	40,185
WP GLIMCHER, Inc., REIT (I)	9,775	109,382
WPX Energy, Inc. (M)	10,775	100,315
WR Berkley Corp. (I)	1,800	107,856
Xcel Energy, Inc.	15,059	674,342
Yum! Brands, Inc.	3,777	313,189
Zions Bancorporation (I)	1,807	45,410

		226,762,859

Total Common Stocks (Cost $299,413,475)		302,955,308

PREFERRED STOCKS - 0.0% (A)
Germany - 0.0% (A)
Henkel AG & Co. KGaA
1.35% (N)	2,957	361,376
Volkswagen AG
0.16% (N)	686	83,089

Total Preferred Stocks (Cost $476,376)		444,465

INVESTMENT COMPANIES - 4.0%
United States - 4.0%
JPMorgan High Yield Fund	1,952,489	13,921,249
JPMorgan Value Advantage Fund	1,442,081	41,618,449

Total Investment Companies (Cost $56,914,416)		55,539,698

MASTER LIMITED PARTNERSHIP - 0.0% (A)
Bermuda - 0.0% (A)
Lazard, Ltd., Class A	6,324	188,329

Total Master Limited Partnership (Cost $316,708)		188,329

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.1%
U.S. Treasury Bill
0.29% (N), 01/05/2017	$ 300,000	$ 299,467
0.33% (N), 07/07/2016 (L)	290,000	289,997
0.42% (N), 07/07/2016 (L)	10,000	10,000
0.48% (N), 03/30/2017 (L)	20,100	20,040
0.49% (N), 03/30/2017 (L)	30,000	29,911

Total Short-Term U.S. Government Obligations (Cost $649,456)		649,415

	Shares	Value
SECURITIES LENDING COLLATERAL - 7.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (N)	102,704,393	102,704,393

Total Securities Lending Collateral (Cost $102,704,393)		102,704,393

	Principal	Value
REPURCHASE AGREEMENT - 5.5%
State Street Bank & Trust Co. 0.03% (N), dated 06/30/2016, to be repurchased at $76,711,988 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $78,246,813.	$ 76,711,924	76,711,924

Total Repurchase Agreement (Cost $76,711,924)		76,711,924

Total Investments (Cost $1,463,742,762) (O)		1,499,709,088
Net Other Assets (Liabilities) - (7.6)%		(106,228,172)

Net Assets - 100.0%		$ 1,393,480,916

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FUTURES CONTRACTS: (P)
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	Long	43	09/30/2016	$66,427	$—
2-Year U.S. Treasury Note	Short	(91)	09/30/2016	—	(136,687)
5-Year U.S. Treasury Note	Short	(22)	09/30/2016	—	(22,645)
10-Year Australia Treasury Bond	Long	139	09/15/2016	156,197	—
10-Year U.S. Treasury Note	Long	338	09/21/2016	1,240,782	—
10-Year U.S. Treasury Note	Short	(102)	09/21/2016	—	(275,531)
EURO STOXX 50® Index	Long	61	09/16/2016	16,526	—
FTSE 100 Index	Long	3	09/16/2016	21,909	—
German Euro Bund	Short	(36)	09/08/2016	—	(146,264)
Hang Seng Index	Short	(59)	07/28/2016	—	(364,528)
Russell 2000® Mini Index	Long	4	09/16/2016	1,357	—
Russell 2000® Mini Index	Short	(83)	09/16/2016	—	(26,726)
S&P 500® E-Mini	Long	265	09/16/2016	206,160	—
S&P Midcap 400® E-Mini Index	Long	10	09/16/2016	18,550	—
S&P/ASX 200 Index	Long	2	09/15/2016	—	(152)
S&P/TSX 60 Index	Short	(53)	09/15/2016	—	(37,425)
TOPIX Index	Long	2	09/08/2016	—	(18,588)
TOPIX Index	Short	(81)	09/08/2016	726,221	—
U.S. Treasury Bond	Long	143	09/21/2016	1,364,273	—
U.S. Treasury Bond	Short	(72)	09/21/2016	—	(848,118)

Total				$3,818,402	$(1,876,664)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Agency Obligations	15.3%	$229,314,922
U.S. Government Obligations	12.7	190,569,051
Asset-Backed Securities	8.3	123,805,777
Banks	5.8	86,973,651
Mortgage-Backed Securities	3.9	57,677,738
Oil, Gas & Consumable Fuels	2.9	43,765,265
U.S. Equity Funds	2.8	41,618,449
Capital Markets	2.2	33,571,133
Electric Utilities	2.0	29,218,805
Insurance	1.7	24,797,093
Pharmaceuticals	1.6	23,890,922
Diversified Telecommunication Services	1.4	21,440,687
Real Estate Investment Trusts	1.4	21,114,392
Software	1.4	20,902,635
Health Care Providers & Services	1.3	19,128,584
Media	1.2	17,998,955
Biotechnology	1.1	16,846,245
Beverages	1.0	15,587,949
Consumer Finance	1.0	15,393,254
U.S. Fixed Income Funds	0.9	13,921,249
Diversified Financial Services	0.9	13,590,503
Technology Hardware, Storage & Peripherals	0.8	12,555,580
Internet Software & Services	0.8	11,716,391
Chemicals	0.8	11,378,846
Food Products	0.8	11,167,983
Specialty Retail	0.7	11,009,376
IT Services	0.7	10,904,078
Food & Staples Retailing	0.7	10,840,619
Automobiles	0.7	10,451,156

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Aerospace & Defense	0.7%		$9,881,595
Semiconductors & Semiconductor Equipment	0.6		9,651,495
Multi-Utilities	0.6		9,362,798
Foreign Government Obligations	0.5		8,121,818
Tobacco	0.5		7,891,614
Industrial Conglomerates	0.5		7,657,662
Road & Rail	0.5		7,598,848
Hotels, Restaurants & Leisure	0.5		6,896,933
Machinery	0.5		6,870,740
Health Care Equipment & Supplies	0.4		6,427,854
Metals & Mining	0.4		6,278,413
Energy Equipment & Services	0.4		5,441,177
Internet & Catalog Retail	0.4		5,249,292
Electronic Equipment, Instruments & Components	0.3		5,120,637
Commercial Services & Supplies	0.3		4,665,310
Communications Equipment	0.3		4,568,839
Airlines	0.3		4,258,210
Wireless Telecommunication Services	0.3		4,024,168
Household Durables	0.3		3,973,039
Household Products	0.3		3,930,440
Multiline Retail	0.3		3,705,972
Trading Companies & Distributors	0.2		3,598,462
Gas Utilities	0.2		3,595,405
Building Products	0.2		3,404,896
Electrical Equipment	0.2		3,042,838
Textiles, Apparel & Luxury Goods	0.2		2,755,976
Life Sciences Tools & Services	0.2		2,498,539
Construction & Engineering	0.2		2,207,035
Real Estate Management & Development	0.1		2,048,433
Construction Materials	0.1		1,743,489
Auto Components	0.1		1,598,516
Personal Products	0.1		1,388,064
Air Freight & Logistics	0.1		1,334,466
Professional Services	0.1		1,326,928
Transportation Infrastructure	0.1		1,216,229
Containers & Packaging	0.1		1,034,512
Independent Power & Renewable Electricity Producers	0.1		889,572
Municipal Government Obligations	0.0	(A)	631,481
Health Care Technology	0.0	(A)	611,302
Paper & Forest Products	0.0	(A)	589,534
Leisure Products	0.0	(A)	366,618
Water Utilities	0.0	(A)	318,880
Marine	0.0	(A)	244,778
Distributors	0.0	(A)	219,128
Thrifts & Mortgage Finance	0.0	(A)	174,333
Diversified Consumer Services	0.0	(A)	75,800

Investments, at Value	88.0		1,319,643,356
Short-Term Investments	12.0		180,065,732

Total Investments	100.0%		$1,499,709,088

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (Q)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs(R)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$123,422,632	$383,145	$123,805,777
Corporate Debt Securities	—	350,394,769	—	350,394,769
Foreign Government Obligations	—	8,121,818	—	8,121,818
Mortgage-Backed Securities	—	57,035,023	642,715	57,677,738
Municipal Government Obligations	—	631,481	—	631,481
U.S. Government Agency Obligations	—	229,314,922	—	229,314,922
U.S. Government Obligations	—	190,569,051	—	190,569,051
Common Stocks	237,219,486	65,735,822	—	302,955,308
Preferred Stocks	—	444,465	—	444,465
Investment Companies	55,539,698	—	—	55,539,698
Master Limited Partnership	188,329	—	—	188,329
Short-Term U.S. Government Obligations	—	649,415	—	649,415
Securities Lending Collateral	102,704,393	—	—	102,704,393
Repurchase Agreement	—	76,711,924	—	76,711,924

Total Investments	$395,651,906	$1,103,031,322	$1,025,860	$1,499,709,088

Other Financial Instruments
Futures Contracts (S)	$3,818,402	$—	$—	$3,818,402

Total Other Financial Instruments	$3,818,402	$—	$—	$3,818,402

LIABILITIES
Other Financial Instruments
Futures Contracts (S)	$(1,876,664)	$—	$—	$(1,876,664)

Total Other Financial Instruments	$(1,876,664)	$—	$—	$(1,876,664)

Transfers (Q)

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Asset-Backed Securities (F)	$—	$—	$383,145	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Floating or variable rate securities. The rates disclosed are as of June 30, 2016.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the total value of 144A securities is $133,470,127, representing 9.6% of the Portfolio’s net assets.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2016, total value of securities is $1,025,860, representing 0.1% of the Portfolio’s net assets.
(E)	Securities are Level 3 of the fair value hierarchy.
(F)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs, as of prior reporting period the security utilized significant observable inputs.
(G)	Illiquid securities. At June 30, 2016, total value of illiquid securities is $4,330,183, representing 0.3% of the Portfolio’s net assets.
(H)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after June 30, 2016.
(I)	All or a portion of the securities are on loan. The total value of all securities on loan is $100,274,702. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(J)	Perpetual maturity. The date displayed is the next call date.
(K)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of June 30, 2016; the maturity date disclosed is the ultimate maturity date.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(L)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $4,796,423.
(M)	Non-income producing securities.
(N)	Rates disclosed reflect the yields at June 30, 2016.
(O)	Aggregate cost for federal income tax purposes is $1,463,742,762. Aggregate gross unrealized appreciation and depreciation for all securities is $61,544,328 and $25,578,002, respectively. Net unrealized appreciation for tax purposes is $35,966,326.
(P)	Cash in the amount of $174,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(Q)	The Portfolio recognizes transfers between Levels at the end of the reporting period. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(R)	Level 3 securities were not considered significant to the Portfolio.
(S)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
ASX	Australian Securities Exchange
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
FTSE	Financial Times Stock Exchange
MTN	Medium Term Note
REIT	Real Estate Investment Trust
STOXX	Deutsche Börse Group & SIX Group Index
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Investments, at value (cost $1,387,030,838) (including securities loaned of $100,274,702)	$1,422,997,164
Repurchase agreement, at value (cost $76,711,924)	76,711,924
Cash	81,232
Cash on deposit with broker	174,000
Foreign currency, at value (cost $1,310,682)	1,296,686
Receivables:
Shares sold	267,203
Investments sold	2,470,418
Interest	4,640,222
Dividends	487,190
Tax reclaims	73,576
Net income from securities lending	31,075
Variation margin receivable	583,120
Litigation	21,666
Prepaid expenses	6,353

Total assets	1,509,841,829

Liabilities:
Payables and other liabilities:
Shares redeemed	50,829
Investments purchased	6,688,636
When-issued, delayed-delivery, and forward commitment securities purchased	5,512,873
Investment management fees	793,195
Distribution and service fees	261,915
Transfer agent fees	2,652
Trustees, CCO and deferred compensation fees	3,400
Audit and tax fees	4,392
Custody fees	140,436
Legal fees	23,884
Printing and shareholder reports fees	162,348
Other	11,960
Collateral for securities on loan	102,704,393

Total liabilities	116,360,913

Net assets	$1,393,480,916

Net assets consist of:
Capital stock ($0.01 par value)	$930,572
Additional paid-in capital	1,333,953,249
Undistributed (distributions in excess of) net investment income (loss)	26,571,561
Accumulated net realized gain (loss)	(5,843,157)
Net unrealized appreciation (depreciation) on:
Investments	35,966,326
Futures contracts	1,941,738
Translation of assets and liabilities denominated in foreign currencies	(39,373)

Net assets	$1,393,480,916

Net assets by class:
Initial Class	$98,947,566
Service Class	1,294,533,350

Shares outstanding:
Initial Class	6,888,682
Service Class	86,168,561

Net asset value and offering price per share:
Initial Class	$14.36
Service Class	15.02

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Dividend income	$4,297,970
Interest income	12,898,553
Net income (loss) from securities lending	147,301
Withholding taxes on foreign income	(159,088)

Total investment income	17,184,736

Expenses:
Investment advisory fees	1,399,117
Investment management fees	3,147,969
Distribution and service fees:
Service Class	1,515,870
Administration fees	62,210
Transfer agent fees	9,306
Trustees, CCO and deferred compensation fees	17,185
Audit and tax fees	20,067
Custody fees	264,032
Legal fees	30,831
Printing and shareholder reports fees	113,116
Other	20,933

Total expenses	6,600,636

Net investment income (loss)	10,584,100

Net realized gain (loss) on:
Investments	(4,067,560)
Distributions	3,893
Futures contracts	366,706
Foreign currency transactions	69,680

Net realized gain (loss)	(3,627,281)

Net change in unrealized appreciation (depreciation) on:
Investments	43,676,767
Futures contracts	2,448,886
Translation of assets and liabilities denominated in foreign currencies	(31,541)

Net change in unrealized appreciation (depreciation)	46,094,112

Net realized and change in unrealized gain (loss)	42,466,831

Net increase (decrease) in net assets resulting from operations	$53,050,931

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$10,584,100	$15,737,313
Net realized gain (loss)	(3,627,281)	32,346,775
Net change in unrealized appreciation (depreciation)	46,094,112	(54,928,035)

Net increase (decrease) in net assets resulting from operations	53,050,931	(6,843,947)

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(1,331,258)
Service Class	—	(11,992,259)

Total dividends and/or distributions from net investment income	—	(13,323,517)

Capital share transactions:
Proceeds from shares sold:
Initial Class	3,785,467	6,387,094
Service Class	77,761,472	300,952,008

	81,546,939	307,339,102

Dividends and/or distributions reinvested:
Initial Class	—	1,331,258
Service Class	—	11,992,259

	—	13,323,517

Cost of shares redeemed:
Initial Class	(8,651,757)	(20,500,487)
Service Class	(6,830,619)	(3,991,479)

	(15,482,376)	(24,491,966)

Net increase (decrease) in net assets resulting from capital share transactions	66,064,563	296,170,653

Net increase (decrease) in net assets	119,115,494	276,003,189

Net assets:
Beginning of period/year	1,274,365,422	998,362,233

End of period/year	$1,393,480,916	$1,274,365,422

Undistributed (distributions in excess of) net investment income (loss)	$26,571,561	$15,987,461

Capital share transactions - shares:
Shares issued:
Initial Class	271,768	459,121
Service Class	5,312,556	20,439,418

	5,584,324	20,898,539

Shares reinvested:
Initial Class	—	96,328
Service Class	—	828,195

	—	924,523

Shares redeemed:
Initial Class	(624,753)	(1,456,676)
Service Class	(468,005)	(271,803)

	(1,092,758)	(1,728,479)

Net increase (decrease) in shares outstanding:
Initial Class	(352,985)	(901,227)
Service Class	4,844,551	20,995,810

	4,491,566	20,094,583

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$13.79		$14.00	$13.28	$12.73	$11.89	$11.69

Investment operations:
Net investment income (loss) (A) (B)	0.13		0.22	0.22	0.18	0.21	0.10
Net realized and unrealized gain (loss)	0.44		(0.24)	0.65	0.52	0.71	0.32

Total investment operations	0.57		(0.02)	0.87	0.70	0.92	0.42

Dividends and/or distributions to shareholders:
Net investment income	—		(0.19)	(0.15)	(0.15)	(0.08)	(0.22)

Net asset value, end of period/year	$14.36		$13.79	$14.00	$13.28	$12.73	$11.89

Total return (C)	4.13	%(D)	(0.18)%	6.53%	5.51%	7.72%	3.63%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$98,948		$99,871	$113,964	$113,899	$128,208	$135,804
Expenses to average net assets (E)	0.78	%(F)	0.79%	0.80%	0.81%	0.85%	0.86%
Net investment income (loss) to average net assets (B)	1.84	%(F)	1.58%	1.62%	1.39%	1.68%	0.87%
Portfolio turnover rate (G)	18	%(D)	39%	26%	39%	35%	179%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$14.44		$14.66	$13.92	$13.35	$12.49	$12.28

Investment operations:
Net investment income (loss) (A) (B)	0.12		0.20	0.20	0.16	0.19	0.18
Net realized and unrealized gain (loss)	0.46		(0.26)	0.67	0.54	0.74	0.24

Total investment operations	0.58		(0.06)	0.87	0.70	0.93	0.42

Dividends and/or distributions to shareholders:
Net investment income	—		(0.16)	(0.13)	(0.13)	(0.07)	(0.21)

Net asset value, end of period/year	$15.02		$14.44	$14.66	$13.92	$13.35	$12.49

Total return (C)	4.02	%(D)	(0.40)%	6.28%	5.29%	7.47%	3.44%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,294,533		$1,174,494	$884,398	$585,578	$322,980	$97,933
Expenses to average net assets (E)	1.03	%(F)	1.04%	1.05%	1.06%	1.10%	1.11%
Net investment income (loss) to average net assets (B)	1.60	%(F)	1.34%	1.39%	1.17%	1.47%	1.45%
Portfolio turnover rate (G)	18	%(D)	39%	26%	39%	35%	179%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Tactical Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2016.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal bonds & notes and variable rate notes: The fair value of municipal bonds & notes and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2016, if any, are identified in the Schedule of Investments.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2016, if any, are identified in the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2016, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income in the Statement of Operations with a corresponding adjustment to cost.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

When-issued, delayed-delivery, and forward commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, and forward commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

When-issued, delayed-delivery, and forward commitment transactions held at June 30, 2016, if any, are identified in the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, and forward commitment securities purchased or sold in the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Net income from securities lending in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$11,418,686	$—	$—	$—	$11,418,686
Foreign Government Obligations	1,364,817	—	—	—	1,364,817
U.S. Government Agency Obligations	283,634	—	—	—	283,634
U.S. Government Obligations	46,667,019	—	—	—	46,667,019
Common Stocks	42,970,237	—	—	—	42,970,237
Total Securities Lending Transactions	$102,704,393	$—	$—	$—	$102,704,393
Total Borrowings	$102,704,393	$—	$—	$—	$102,704,393
Gross amount of recognized liabilities for securities lending transactions					$102,704,393

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolio’s exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2016, if any, are listed in the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2016.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized appreciation on futures contracts (A) (B)	$2,827,679	$—	$990,723	$—	$—	$3,818,402
Total	$2,827,679	$—	$990,723	$—	$—	$3,818,402

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized depreciation on futures contracts (A) (B)	$(1,429,245)	$—	$(447,419)	$—	$—	$(1,876,664)
Total	$(1,429,245)	$—	$(447,419)	$—	$—	$(1,876,664)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary market risk exposure as of June 30, 2016.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$1,251,616	$—	$(884,910)	$—	$—	$366,706
Total	$1,251,616	$—	$(884,910)	$—	$—	$366,706

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$1,727,426	$—	$721,460	$—	$—	$2,448,886
Total	$1,727,426	$—	$721,460	$—	$—	$2,448,886

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2016.

Futures Contracts at Notional Amount
Long	Short
67,128,969	(38,845,468)

7. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $500 million	0.730%	0.700%
Over $500 million up to $750 million	0.705%	0.675%
Over $750 million	0.680%	0.650%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Operating Expense Limit	Operating Expense Limit Effective Through
0.90%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 265,219,050	$ 24,129,558	$ 191,965,178	$ 29,800,681

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Tactical Allocation VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period, in line with the median for the past 5-year period and below the median for the past 3- and 10-year periods. The Board

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

also noted that the performance of Initial Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on May 1, 2011 pursuant to its current investment objective and investment strategies.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica JPMorgan Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Legg Mason Dynamic Allocation – Balanced VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,013.70	$4.31	$1,020.60	$4.32	0.86%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or ETFs in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	49.7%
Repurchase Agreement	20.1
U.S. Equity Funds	15.4
Short-Term U.S. Government Obligations	12.4
Securities Lending Collateral	11.3
International Equity Fund	1.7
Exchange-Traded Options Purchased	0.7
Net Other Assets (Liabilities)	(11.3)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Legg Mason Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 66.8%
International Equity Fund - 1.7%
iShares MSCI EAFE ETF (A)	412,946	$ 23,046,516

U.S. Equity Funds - 15.4%
iShares Core S&P 500 ETF	690,799	145,551,350
SPDR S&P 500 ETF Trust (A)	173,655	36,385,932
Vanguard Small-Cap ETF	197,425	22,838,124

		204,775,406

U.S. Fixed Income Funds - 49.7%
iShares 20+ Year Treasury Bond ETF (A)	899,983	125,007,639
iShares Core U.S. Aggregate Bond ETF	939,589	105,769,534
Vanguard Total Bond Market ETF	5,102,002	430,098,768

		660,875,941

Total Exchange-Traded Funds (Cost $856,355,213)		888,697,863

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 12.4%
U.S. Treasury Bill
0.21% (B), 09/29/2016	$ 100,055,000	99,989,764
0.23% (B), 09/29/2016	65,040,000	64,997,594

Total Short-Term U.S. Government Obligations (Cost $165,005,886)		164,987,358

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.7%
Put - S&P 500® Exercise Price $1,550 Expiration Date 06/16/2017	23	73,600
Put - S&P 500® Exercise Price $1,600 Expiration Date 06/16/2017	38	152,380
Put - S&P 500® Exercise Price $1,625 Expiration Date 06/16/2017	52	217,880
Put - S&P 500® Exercise Price $1,650 Expiration Date 06/16/2017	192	883,200
Put - S&P 500® Exercise Price $1,675 Expiration Date 06/16/2017	104	481,520
Put - S&P 500® Exercise Price $1,700 Expiration Date 06/16/2017	424	2,115,760
Put - S&P 500® Exercise Price $1,725 Expiration Date 06/16/2017	85	456,875
Put - S&P 500® Exercise Price $1,750 Expiration Date 06/16/2017	478	2,820,200
Put - S&P 500® Exercise Price $1,775 Expiration Date 06/16/2017	113	728,059

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED (continued)
Put - S&P 500® Exercise Price $1,800 Expiration Date 06/16/2017	251	$ 1,672,915
Put - S&P 500® Exercise Price $1,825 Expiration Date 06/16/2017	21	150,360
Put - S&P 500® Exercise Price $1,850 Expiration Date 06/16/2017	15	123,750

Total Exchange-Traded Options Purchased (Cost $13,764,187)		9,876,499

	Shares	Value
SECURITIES LENDING COLLATERAL - 11.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (B)	150,442,379	150,442,379

Total Securities Lending Collateral (Cost $150,442,379)		150,442,379

	Principal	Value
REPURCHASE AGREEMENT - 20.1%
State Street Bank & Trust Co. 0.03% (B), dated 06/30/2016, to be repurchased at $266,942,803 on 07/01/2016. Collateralized by a U.S. Government Obligation, 3.63%, due 08/15/2019, and with a value of $272,285,930.	$ 266,942,581	266,942,581

Total Repurchase Agreement (Cost $266,942,581)		266,942,581

Total Investments (Cost $1,452,510,246) (C)		1,480,946,680
Net Other Assets (Liabilities) - (11.3)%		(150,953,283)

Net Assets - 100.0%		$ 1,329,993,397

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Legg Mason Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$888,697,863	$—	$—	$888,697,863
Short-Term U.S. Government Obligations	—	164,987,358	—	164,987,358
Exchange-Traded Options Purchased	9,876,499	—	—	9,876,499
Securities Lending Collateral	150,442,379	—	—	150,442,379
Repurchase Agreement	—	266,942,581	—	266,942,581

Total Investments	$1,049,016,741	$431,929,939	$—	$1,480,946,680

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $147,404,067. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2016.
(C)	Aggregate cost for federal income tax purposes is $1,452,510,246. Aggregate gross unrealized appreciation and depreciation for all securities is $33,469,764 and $5,033,330, respectively. Net unrealized appreciation for tax purposes is $28,436,434.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Legg Mason Dynamic Allocation – Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Unaffiliated investments, at value (cost $1,185,567,665) (including securities loaned of $147,404,067)	$1,214,004,099
Repurchase agreement, at value (cost $266,942,581)	266,942,581
Cash	825
Receivables:
Shares sold	172,350
Interest	222
Dividends	237,043
Net income from securities lending	70,298
Prepaid expenses	6,587

Total assets	1,481,434,005

Liabilities:
Payables and other liabilities:
Shares redeemed	14,893
Investment management fees	629,963
Distribution and service fees	270,439
Transfer agent fees	2,339
Trustees, CCO and deferred compensation fees	4,048
Audit and tax fees	13,561
Custody fees	7,758
Legal fees	18,804
Printing and shareholder reports fees	25,798
Other	10,626
Collateral for securities on loan	150,442,379

Total liabilities	151,440,608

Net assets	$1,329,993,397

Net assets consist of:
Capital stock ($0.01 par value)	$1,126,670
Additional paid-in capital	1,284,041,189
Undistributed (distributions in excess of) net investment income (loss)	18,773,770
Accumulated net realized gain (loss)	(2,384,666)
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	28,436,434

Net assets	$1,329,993,397

Shares outstanding	112,666,987

Net asset value and offering price per share	$11.80

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$9,575,256
Interest income from unaffiliated investments	233,998
Net income (loss) from securities lending	197,222

Total investment income	10,006,476

Expenses:
Investment advisory fees	1,113,376
Investment management fees	2,511,747
Distribution and service fees	1,579,782
Administration fees	60,284
Transfer agent fees	8,840
Trustees, CCO and deferred compensation fees	15,960
Audit and tax fees	14,418
Custody fees	50,053
Legal fees	27,535
Printing and shareholder reports fees	19,232
Other	13,082

Total expenses	5,414,309

Net investment income (loss)	4,592,167

Net realized gain (loss) on:
Unaffiliated investments	(23,993,128)

Net realized gain (loss)	(23,993,128)

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	38,732,387

Net change in unrealized appreciation (depreciation)	38,732,387

Net realized and change in unrealized gain (loss)	14,739,259

Net increase (decrease) in net assets resulting from operations	$19,331,426

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Legg Mason Dynamic Allocation – Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$4,592,167	$14,189,984
Net realized gain (loss)	(23,993,128)	20,934,366
Net change in unrealized appreciation (depreciation)	38,732,387	(63,092,891)

Net increase (decrease) in net assets resulting from operations	19,331,426	(27,968,541)

Dividends and/or distributions to shareholders:
Net investment income	—	(9,420,704)

Capital share transactions:
Proceeds from shares sold	95,295,110	455,648,195
Dividends and/or distributions reinvested	—	9,420,704
Cost of shares redeemed	(5,063,979)	(5,326,279)

Net increase (decrease) in net assets resulting from capital share transactions	90,231,131	459,742,620

Net increase (decrease) in net assets	109,562,557	422,353,375

Net assets:
Beginning of period/year	1,220,430,840	798,077,465

End of period/year	$1,329,993,397	$1,220,430,840

Undistributed (distributions in excess of) net investment income (loss)	$18,773,770	$14,181,603

Capital share transactions - shares:
Shares issued	8,214,796	37,988,228
Shares reinvested	—	801,080
Shares redeemed	(434,901)	(445,996)

Net increase (decrease) in shares outstanding	7,779,895	38,343,312

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013		December 31, 2012 (A)
Net asset value, beginning of period/year	$11.64		$11.99	$11.12	$10.19		$10.00

Investment operations:
Net investment income (loss) (B) (C)	0.04		0.17	0.19	0.19		0.17
Net realized and unrealized gain (loss)	0.12		(0.42)	0.75	0.76		0.02

Total investment operations	0.16		(0.25)	0.94	0.95		0.19

Dividends and/or distributions to shareholders:
Net investment income	—		(0.10)	(0.07)	(0.02)		—
Net realized gains	—		—	—	(0.00	)(D)	—

Total dividends and/or distributions to shareholders	—		(0.10)	(0.07)	(0.02)		—

Net asset value, end of period/year	$11.80		$11.64	$11.99	$11.12		$10.19

Total return (E)	1.37	%(F)	(2.08)%	8.48%	9.37%		1.90	%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,329,993		$1,220,431	$798,077	$393,489		$73,809
Expenses to average net assets (G)	0.86	%(H)	0.87%	0.88%	0.90%		1.01	%(H)
Net investment income (loss) to average net assets (C)	0.73	%(H)	1.38%	1.65%	1.74%		2.51	%(H)
Portfolio turnover rate (I)	40	%(F)	57%	13%	2%		32	%(F)

(A)	Commenced operations on May 1, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Legg Mason Dynamic Allocation – Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2016.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Net income from securities lending in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$150,442,379	$—	$—	$—	$150,442,379
Total Borrowings	$150,442,379	$—	$—	$—	$150,442,379
Gross amount of recognized liabilities for securities lending transactions					$150,442,379

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Open option contracts at June 30, 2016, if any, are included within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2016.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A) (B)	$—	$—	$9,876,499	$—	$—	$9,876,499
Total	$—	$—	$9,876,499	$—	$—	$9,876,499

(A)	Included within Investments, at value on the Statement of Assets and Liabilities.

(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary market risk exposure as of June 30, 2016.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$(9,318,230)	$—	$—	$(9,318,230)
Total	$—	$—	$(9,318,230)	$—	$—	$(9,318,230)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$—	$1,372,239	$—	$—	$1,372,239
Total	$—	$—	$1,372,239	$—	$—	$1,372,239

(A)	Included within Net realized gain (loss) on transactions from Investments on the Statement of Operations.

(B)	Included within Net change in unrealized appreciation (depreciation) on Investments on the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2016.

Purchased Options and Swaptions at Value
Calls	Puts
$ —	$ 11,644,134

6. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $350 million	0.61%	0.58%
Over $350 million up to $750 million	0.59%	0.56%
Over $750 million up to $1.5 billion	0.56%	0.53%
Over $1.5 billion	0.54%	0.51%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.77%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolios for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolios operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statements of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 368,426,346	$ 608,157,465

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Legg Mason Dynamic Allocation – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Legg Mason Dynamic Allocation – Balanced VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and QS Investors, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe for the past 1- and 3-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1- and 3-year periods.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Legg Mason Dynamic Allocation – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Legg Mason Dynamic Allocation – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Legg Mason Dynamic Allocation – Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio (C)
Service Class	$1,000.00	$996.70	$4.42	$1,020.40	$4.47	0.89%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or ETFs in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	29.7%
U.S. Equity Funds	24.7
Repurchase Agreement	22.5
Short-Term U.S. Government Obligations	19.3
Securities Lending Collateral	10.8
International Equity Fund	2.8
Exchange-Traded Options Purchased	1.1
Net Other Assets (Liabilities)	(10.9)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Legg Mason Dynamic Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 57.2%
International Equity Fund - 2.8%
iShares MSCI EAFE ETF	308,900	$ 17,239,709

U.S. Equity Funds - 24.7%
iShares Core S&P 500 ETF	516,000	108,721,200
SPDR S&P 500 ETF Trust (A)	129,742	27,184,841
Vanguard Small-Cap ETF	147,380	17,048,919

		152,954,960

U.S. Fixed Income Funds - 29.7%
iShares 20+ Year Treasury Bond ETF (A)	250,797	34,835,703
iShares Core U.S. Aggregate Bond ETF	265,167	29,849,849
Vanguard Total Bond Market ETF	1,417,531	119,497,864

		184,183,416

Total Exchange-Traded Funds (Cost $347,625,884)		354,378,085

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 19.3%
U.S. Treasury Bill
0.21% (B), 09/29/2016 (A)	$ 60,035,000	59,995,857
0.23% (B), 09/29/2016 (A)	60,040,000	60,000,854

Total Short-Term U.S. Government Obligations (Cost $120,009,709)		119,996,711

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 1.1%
Put - S&P 500® Exercise Price $1,550 Expiration Date 06/16/2017	17	54,400
Put - S&P 500® Exercise Price $1,600 Expiration Date 06/16/2017	18	72,180
Put - S&P 500® Exercise Price $1,625 Expiration Date 06/16/2017	48	201,120
Put - S&P 500® Exercise Price $1,650 Expiration Date 06/16/2017	166	763,600
Put - S&P 500® Exercise Price $1,675 Expiration Date 06/16/2017	81	375,030
Put - S&P 500® Exercise Price $1,700 Expiration Date 06/16/2017	243	1,212,570
Put - S&P 500® Exercise Price $1,725 Expiration Date 06/16/2017	68	365,500
Put - S&P 500® Exercise Price $1,750 Expiration Date 06/16/2017	280	1,652,000
Put - S&P 500® Exercise Price $1,775 Expiration Date 06/16/2017	82	528,326

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED (continued)
Put - S&P 500® Exercise Price $1,800 Expiration Date 06/16/2017	197	$ 1,313,005
Put - S&P 500® Exercise Price $1,825 Expiration Date 06/16/2017	15	107,400
Put - S&P 500® Exercise Price $1,850 Expiration Date 06/16/2017	12	99,000

Total Exchange-Traded Options Purchased (Cost $9,420,726)		6,744,131

	Shares	Value
SECURITIES LENDING COLLATERAL - 10.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (B)	67,224,293	67,224,293

Total Securities Lending Collateral (Cost $67,224,293)		67,224,293

	Principal	Value
REPURCHASE AGREEMENT - 22.5%
State Street Bank & Trust Co. 0.03% (B), dated 06/30/2016, to be repurchased at $139,268,437 on 07/01/2016. Collateralized by a U.S. Government Obligation, 3.63%, due 08/15/2019, and with a value of $142,059,109.	$ 139,268,321	139,268,321

Total Repurchase Agreement (Cost $139,268,321)		139,268,321

Total Investments (Cost $683,548,933) (C)		687,611,541
Net Other Assets (Liabilities) - (10.9)%		(67,585,735)

Net Assets - 100.0%		$ 620,025,806

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Legg Mason Dynamic Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$354,378,085	$—	$—	$354,378,085
Short-Term U.S. Government Obligations	—	119,996,711	—	119,996,711
Exchange-Traded Options Purchased	6,744,131	—	—	6,744,131
Securities Lending Collateral	67,224,293	—	—	67,224,293
Repurchase Agreement	—	139,268,321	—	139,268,321

Total Investments	$428,346,509	$259,265,032	$—	$687,611,541

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $65,869,104. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2016.
(C)	Aggregate cost for federal income tax purposes is $683,548,933. Aggregate gross unrealized appreciation and depreciation for all securities is $8,075,703 and $4,013,095, respectively. Net unrealized appreciation for tax purposes is $4,062,608.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Legg Mason Dynamic Allocation – Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Unaffiliated investments, at value (cost $544,280,612) (including securities loaned of $65,869,104)	$548,343,220
Repurchase agreement, at value (cost $139,268,321)	139,268,321
Cash	1,698
Receivables:
Shares sold	5,740
Interest	116
Dividends	173,620
Net income from securities lending	27,919
Prepaid expenses	3,126

Total assets	687,823,760

Liabilities:
Payables and other liabilities:
Shares redeemed	90,932
Investment management fees	310,479
Distribution and service fees	126,805
Transfer agent fees	1,231
Trustees, CCO and deferred compensation fees	2,014
Audit and tax fees	10,180
Custody fees	4,988
Legal fees	9,277
Printing and shareholder reports fees	12,615
Other	5,140
Collateral for securities on loan	67,224,293

Total liabilities	67,797,954

Net assets	$620,025,806

Net assets consist of:
Capital stock ($0.01 par value)	$512,503
Additional paid-in capital	614,434,223
Undistributed (distributions in excess of) net investment income (loss)	7,893,986
Accumulated net realized gain (loss)	(6,877,514)
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	4,062,608

Net assets	$620,025,806

Shares outstanding	51,250,303

Net asset value and offering price per share	$12.10

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$4,173,790
Interest income from unaffiliated investments	133,071
Net income (loss) from securities lending	89,572

Total investment income	4,396,433

Expenses:
Investment advisory fees	561,858
Investment management fees	1,254,001
Distribution and service fees	753,120
Administration fees	28,924
Transfer agent fees	4,344
Trustees, CCO and deferred compensation fees	7,699
Audit and tax fees	10,554
Custody fees	27,101
Legal fees	13,494
Printing and shareholder reports fees	10,900
Other	6,291

Total expenses	2,678,286

Net investment income (loss)	1,718,147

Net realized gain (loss) on:
Unaffiliated investments	(13,590,522)

Net realized gain (loss)	(13,590,522)

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	10,015,282

Net change in unrealized appreciation (depreciation)	10,015,282

Net realized and change in unrealized gain (loss)	(3,575,240)

Net increase (decrease) in net assets resulting from operations	$(1,857,093)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Legg Mason Dynamic Allocation – Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$1,718,147	$6,190,572
Net realized gain (loss)	(13,590,522)	7,599,974
Net change in unrealized appreciation (depreciation)	10,015,282	(33,117,738)

Net increase (decrease) in net assets resulting from operations	(1,857,093)	(19,327,192)

Dividends and/or distributions to shareholders:
Net investment income	—	(3,481,738)

Capital share transactions:
Proceeds from shares sold	44,697,774	288,095,689
Dividends and/or distributions reinvested	—	3,481,738
Cost of shares redeemed	(18,458,285)	(12,510,257)

Net increase (decrease) in net assets resulting from capital share transactions	26,239,489	279,067,170

Net increase (decrease) in net assets	24,382,396	256,258,240

Net assets:
Beginning of period/year	595,643,410	339,385,170

End of period/year	$620,025,806	$595,643,410

Undistributed (distributions in excess of) net investment income (loss)	$7,893,986	$6,175,839

Capital share transactions - shares:
Shares issued	3,734,328	22,822,068
Shares reinvested	—	283,992
Shares redeemed	(1,537,952)	(1,009,654)

Net increase (decrease) in shares outstanding	2,196,376	22,096,406

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013		December 31, 2012 (A)
Net asset value, beginning of period/year	$12.14		$12.59	$11.70	$10.14		$10.00

Investment operations:
Net investment income (loss) (B) (C)	0.03		0.15	0.18	0.18		0.16
Net realized and unrealized gain (loss)	(0.07)		(0.52)	0.78	1.40		(0.02)

Total investment operations	(0.04)		(0.37)	0.96	1.58		0.14

Dividends and/or distributions to shareholders:
Net investment income	—		(0.08)	(0.07)	(0.02)		—
Net realized gains	—		—	—	(0.00	)(D)	—

Total dividends and/or distributions to shareholders	—		(0.08)	(0.07)	(0.02)		—

Net asset value, end of period/year	$12.10		$12.14	$12.59	$11.70		$10.14

Total return (E)	(0.33	)%(F)	(2.95)%	8.18%	15.61%		1.40	%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$620,026		$595,643	$339,385	$164,650		$22,999
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.89	%(H)	0.89%	0.92%	0.94%		1.31	%(H)
Including waiver and/or reimbursement and recapture	0.89	%(H)	0.89%	0.92%	0.96%		1.04	%(H)
Net investment income (loss) to average net assets (B)	0.57	%(H)	1.24%	1.48%	1.62%		2.46	%(H)
Portfolio turnover rate (I)	73	%(F)	80%	9%	3%		54	%(F)

(A)	Commenced operations on May 1, 2012.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Calculated based on average number of shares outstanding.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. Transamerica Legg Mason Dynamic Allocation – Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2016.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Net income from securities lending in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$40,708,190	$—	$—	$—	$40,708,190
Short-Term U.S. Government Obligations	26,516,103	—	—	—	26,516,103
Total Securities Lending Transactions	$67,224,293	$—	$—	$—	$67,224,293
Total Borrowings	$67,224,293	$—	$—	$—	$67,224,293
Gross amount of recognized liabilities for securities lending transactions					$67,224,293

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Open option contracts at June 30, 2016, if any, are included within the Schedule of Investments.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2016.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A) (B)	$—	$—	$6,744,131	$—	$—	$6,744,131
Total	$—	$—	$6,744,131	$—	$—	$6,744,131

(A)	Included within Investments, at value on the Statement of Assets and Liabilities.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary market risk exposure as of June 30, 2016.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$(6,357,866)	$—	$—	$(6,357,866)
Total	$—	$—	$(6,357,866)	$—	$—	$(6,357,866)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$—	$943,493	$—	$—	$943,493
Total	$—	$—	$943,493	$—	$—	$943,493

(A)	Included within Net realized gain (loss) on transactions from Investments on the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments on the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2016.

Purchased Options and Swaptions at Value
Calls	Puts
$ —	$ 8,070,287

6. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $250 million	0.63%	0.60%
Over $250 million up to $750 million	0.60%	0.57%
Over $750 million up to $1 billion	0.57%	0.54%
Over $1 billion up to $1.5 billion	0.56%	0.53%
Over $1.5 billion	0.55%	0.52%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.79%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 298,044,784	$ 463,520,606

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Legg Mason Dynamic Allocation – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Legg Mason Dynamic Allocation – Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and QS Investors, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe for the past 1- and 3-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1- and 3-year periods.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Legg Mason Dynamic Allocation – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Legg Mason Dynamic Allocation – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Balanced Allocation VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,032.40	$2.38	$1,022.50	$2.36	0.47%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or ETFs in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	45.7%
U.S. Equity Funds	40.2
International Equity Fund	11.6
Repurchase Agreement	2.0
Net Other Assets (Liabilities)	0.5
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Balanced Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 7.3%
U.S. Fixed Income Funds - 7.3%
iShares 7-10 Year Treasury Bond ETF	37,721	$ 4,261,341
iShares TIPS Bond ETF	28,986	3,381,797

Total Exchange-Traded Funds (Cost $7,454,387)		7,643,138

INVESTMENT COMPANIES - 90.2%
International Equity Fund - 11.6%
Madison International Stock Fund	989,907	12,116,466

U.S. Equity Funds - 40.2%
Madison Investors Fund	591,818	11,587,800
Madison Large Cap Value Fund	754,496	11,551,331
Transamerica JPMorgan Enhanced Index VP (A)	575,288	9,975,491
Transamerica Mid Cap Value Opportunities (B)	300,162	3,469,870
Transamerica Systematic Small/Mid Cap Value VP (A)	274,939	5,438,285

		42,022,777

U.S. Fixed Income Funds - 38.4%
Madison Core Bond Fund	1,744,378	17,879,871
Transamerica Bond (B)	281,721	2,673,532
Transamerica Core Bond (B)	1,414,571	14,541,791

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Short-Term Bond (B)	509,529	$ 5,105,484

		40,200,678

Total Investment Companies (Cost $95,769,219)		94,339,921

	Principal	Value
REPURCHASE AGREEMENT - 2.0%
State Street Bank & Trust Co. 0.03% (C), dated 06/30/2016, to be repurchased at $2,137,492 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.75%, due 09/30/2019, and with a value of $2,183,799.	$ 2,137,491	2,137,491

Total Repurchase Agreement (Cost $2,137,491)		2,137,491

Total Investments (Cost $105,361,097) (D)		104,120,550
Net Other Assets (Liabilities) - 0.5%		485,094

Net Assets - 100.0%		$ 104,605,644

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$7,643,138	$—	$—	$7,643,138
Investment Companies	94,339,921	—	—	94,339,921
Repurchase Agreement	—	2,137,491	—	2,137,491

Total Investments	$101,983,059	$2,137,491	$—	$104,120,550

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(B)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	Rate disclosed reflects the yield at June 30, 2016.
(D)	Aggregate cost for federal income tax purposes is $105,361,097. Aggregate gross unrealized appreciation and depreciation for all securities is $1,309,736 and $2,550,283, respectively. Net unrealized depreciation for tax purposes is $1,240,547.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Balanced Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Affiliated investments, at value (cost $40,220,113)	$41,204,453
Unaffiliated investments, at value (cost $63,003,493)	60,778,606
Repurchase agreement, at value (cost $2,137,491)	2,137,491
Receivables:
Shares sold	8,077
Investments sold	495,328
Interest	2
Dividends	69,780
Prepaid expenses	453

Total assets	104,694,190

Liabilities:
Payables and other liabilities:
Investments purchased	36,469
Investment management fees	15,289
Distribution and service fees	21,235
Transfer agent fees	233
Trustees, CCO and deferred compensation fees	194
Audit and tax fees	6,926
Custody fees	2,746
Legal fees	2,231
Printing and shareholder reports fees	2,266
Other	957

Total liabilities	88,546

Net assets	$104,605,644

Net assets consist of:
Capital stock ($0.01 par value)	$96,576
Additional paid-in capital	104,626,901
Undistributed (distributions in excess of) net investment income (loss)	2,263,557
Accumulated net realized gain (loss)	(1,140,843)
Net unrealized appreciation (depreciation) on:
Affiliated investments	984,340
Unaffiliated investments	(2,224,887)

Net assets	$104,605,644

Shares outstanding	9,657,626

Net asset value and offering price per share	$10.83

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Dividend income from affiliated investments	$343,965
Dividend income from unaffiliated investments	264,777
Interest income from unaffiliated investments	382

Total investment income	609,124

Expenses:
Investment advisory fees	23,710
Investment management fees	61,316
Distribution and service fees	124,678
Administration fees	4,742
Transfer agent fees	734
Trustees, CCO and deferred compensation fees	1,365
Audit and tax fees	6,872
Custody fees	6,184
Legal fees	2,573
Printing and shareholder reports fees	1,604
Other	1,178

Total expenses	234,956

Net investment income (loss)	374,168

Net realized gain (loss) on:
Affiliated investments	(1,295,633)
Unaffiliated investments	(1,072,767)
Distributions received from unaffiliated investments	96,012

Net realized gain (loss)	(2,272,388)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	2,648,480
Unaffiliated investments	2,621,975

Net change in unrealized appreciation (depreciation)	5,270,455

Net realized and change in unrealized gain (loss)	2,998,067

Net increase (decrease) in net assets resulting from operations	$3,372,235

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Balanced Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$374,168	$1,889,966
Net realized gain (loss)	(2,272,388)	2,013,826
Net change in unrealized appreciation (depreciation)	5,270,455	(4,755,993)

Net increase (decrease) in net assets resulting from operations	3,372,235	(852,201)

Dividends and/or distributions to shareholders:
Net investment income	—	(1,782,986)
Net realized gains	—	(6,486,117)

Total dividends and/or distributions to shareholders	—	(8,269,103)

Capital share transactions:
Proceeds from shares sold	4,932,417	7,949,045
Dividends and/or distributions reinvested	—	8,269,103
Cost of shares redeemed	(2,257,166)	(3,380,147)

Net increase (decrease) in net assets resulting from capital share transactions	2,675,251	12,838,001

Net increase (decrease) in net assets	6,047,486	3,716,697

Net assets:
Beginning of period/year	98,558,158	94,841,461

End of period/year	$104,605,644	$98,558,158

Undistributed (distributions in excess of) net investment income (loss)	$2,263,557	$1,889,389

Capital share transactions - shares:
Shares issued	473,673	706,478
Shares reinvested	—	792,819
Shares redeemed	(215,635)	(300,475)

Net increase (decrease) in shares outstanding	258,038	1,198,822

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Balanced Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011 (A)
Net asset value, beginning of period/year	$10.49		$11.56	$11.53	$10.45	$9.73	$10.00

Investment operations:
Net investment income (loss) (B) (C)	0.04		0.22	0.26	0.14	0.25	0.28
Net realized and unrealized gain (loss)	0.30		(0.31)	0.40	1.22	0.57	(0.55)

Total investment operations	0.34		(0.09)	0.66	1.36	0.82	(0.27)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.21)	(0.08)	(0.11)	(0.05)	—
Net realized gains	—		(0.77)	(0.55)	(0.17)	(0.05)	—

Total dividends and/or distributions to shareholders	—		(0.98)	(0.63)	(0.28)	(0.10)	—

Net asset value, end of period/year	$10.83		$10.49	$11.56	$11.53	$10.45	$9.73

Total return (D)	3.24	%(E)	(0.73)%	5.74%	13.24%	8.41%	(2.70	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$104,606		$98,558	$94,841	$64,558	$29,088	$10,975
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.47	%(G)	0.47%	0.49%	0.52%	0.62%	1.28	%(G)
Including waiver and/or reimbursement and recapture	0.47	%(G)	0.47%	0.49%	0.58%	0.60%	0.60	%(G)
Net investment income (loss) to average net assets (C)	0.75	%(G)	1.94%	2.19%	1.28%	2.41%	4.37	%(G)
Portfolio turnover rate (H)	34	%(E)	60%	131%	139%	56%	21	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Madison Balanced Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2016.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

For the period ended June 30, 2016, the Portfolio’s transactions and earnings from investments in affiliates of TAM are as follows:

Affiliated Investments	Value December 31, 2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2016		Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$1,453,232	$3,984,140	$(3,082,288)	$(34,503)	$ 352,951	$2,673,532		$44,140	$—
Transamerica Core Bond	18,151,579	1,220,889	(5,454,167)	(47,417)	670,907	14,541,791		253,493	—
Transamerica JPMorgan Enhanced Index VP	9,503,449	1,175,000	(940,582)	(45,225)	282,849	9,975,491		—	—
Transamerica Mid Cap Value Opportunities	—	3,350,000	—	—	119,870	3,469,870		—	—
Transamerica PIMCO Total Return VP	4,889,904	450,000	(5,357,734)	(199,185)	217,015	—	(A)	—	—
Transamerica Short-Term Bond	2,640,783	4,246,900	(1,833,618)	(25,194)	76,613	5,105,484		46,332	—
Transamerica Systematic Small/Mid Cap Value VP	7,678,814	1,565,000	(3,789,695)	(944,109)	928,275	5,438,285		—	—

Total	$44,317,761	$15,991,929	$(20,458,084)	$(1,295,633)	$ 2,648,480	$41,204,453		$343,965	$—

(A)	No longer held at period end.

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual rate:

Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
0.18%	0.15%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.35%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 35,488,215	$ 33,016,833

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Balanced Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Madison Balanced Allocation VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Madison Asset Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 1- and 3-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1- and 3-year periods.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Balanced Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Balanced Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Conservative Allocation VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,036.20	$2.43	$1,022.50	$2.41	0.48%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or ETFs in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	65.3%
U.S. Equity Funds	24.2
International Equity Fund	6.4
Repurchase Agreement	3.7
Net Other Assets (Liabilities)	0.4
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Conservative Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 9.2%
U.S. Fixed Income Funds - 9.2%
iShares 7-10 Year Treasury Bond ETF	31,154	$ 3,519,467
iShares TIPS Bond ETF	31,382	3,661,338

Total Exchange-Traded Funds (Cost $6,991,508)		7,180,805

INVESTMENT COMPANIES - 86.7%
International Equity Fund - 6.4%
Madison International Stock Fund	404,699	4,953,513

U.S. Equity Funds - 24.2%
Madison Investors Fund	306,742	6,006,014
Madison Large Cap Value Fund	393,804	6,029,137
Transamerica JPMorgan Enhanced Index VP (A)	206,778	3,585,533
Transamerica Mid Cap Value Opportunities (B)	136,800	1,581,409
Transamerica Systematic Small/Mid Cap Value VP (A)	79,591	1,574,317

		18,776,410

U.S. Fixed Income Funds - 56.1%
Madison Core Bond Fund	1,766,699	18,108,663
Transamerica Bond (B)	449,303	4,263,887
Transamerica Core Bond (B)	1,464,578	15,055,859
Transamerica Short-Term Bond (B)	612,335	6,135,601

		43,564,010

Total Investment Companies (Cost $66,943,008)		67,293,933

	Principal	Value
REPURCHASE AGREEMENT - 3.7%

State Street Bank & Trust Co. 0.03% (C), dated 06/30/2016, to be repurchased at $2,858,255 on 07/01/2016. Collateralized by a U.S. Government Obligation, 3.38%, due 11/15/2019, and with a value of $2,916,587.

	$ 2,858,253	$ 2,858,253

Total Repurchase Agreement (Cost $2,858,253)		2,858,253

Total Investments (Cost $76,792,769) (D)		77,332,991
Net Other Assets (Liabilities) - 0.4%		282,811

Net Assets - 100.0%		$ 77,615,802

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$7,180,805	$—	$—	$7,180,805
Investment Companies	67,293,933	—	—	67,293,933
Repurchase Agreement	—	2,858,253	—	2,858,253

Total Investments	$74,474,738	$2,858,253	$—	$77,332,991

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(B)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	Rate disclosed reflects the yield at June 30, 2016.
(D)	Aggregate cost for federal income tax purposes is $76,792,769. Aggregate gross unrealized appreciation and depreciation for all securities is $1,161,698 and $621,476, respectively. Net unrealized appreciation for tax purposes is $540,222.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Conservative Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Affiliated investments, at value (cost $31,423,776)	$32,196,606
Unaffiliated investments, at value (cost $42,510,740)	42,278,132
Repurchase agreement, at value (cost $2,858,253)	2,858,253
Receivables:
Shares sold	5,277
Investments sold	283,502
Interest	2
Dividends	71,542
Prepaid expenses	329

Total assets	77,693,643

Liabilities:
Payables and other liabilities:
Investments purchased	36,935
Investment management fees	11,301
Distribution and service fees	15,696
Transfer agent fees	187
Trustees, CCO and deferred compensation fees	166
Audit and tax fees	6,746
Custody fees	2,566
Legal fees	1,737
Printing and shareholder reports fees	1,760
Other	747

Total liabilities	77,841

Net assets	$77,615,802

Net assets consist of:
Capital stock ($0.01 par value)	$73,342
Additional paid-in capital	77,350,040
Undistributed (distributions in excess of) net investment income (loss)	1,960,130
Accumulated net realized gain (loss)	(2,307,932)
Net unrealized appreciation (depreciation) on:
Affiliated investments	772,830
Unaffiliated investments	(232,608)

Net assets	$77,615,802

Shares outstanding	7,334,153

Net asset value and offering price per share	$10.58

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Dividend income from affiliated investments	$351,592
Dividend income from unaffiliated investments	244,645
Interest income from unaffiliated investments	309

Total investment income	596,546

Expenses:
Investment advisory fees	17,889
Investment management fees	45,179
Distribution and service fees	92,563
Administration fees	3,578
Transfer agent fees	561
Trustees, CCO and deferred compensation fees	1,021
Audit and tax fees	6,708
Custody fees	6,087
Legal fees	1,968
Printing and shareholder reports fees	1,234
Other	917

Total expenses	177,705

Net investment income (loss)	418,841

Net realized gain (loss) on:
Affiliated investments	(720,794)
Unaffiliated investments	(759,037)
Distributions received from unaffiliated investments	28,317

Net realized gain (loss)	(1,451,514)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	1,845,349
Unaffiliated investments	1,897,471

Net change in unrealized appreciation (depreciation)	3,742,820

Net realized and change in unrealized gain (loss)	2,291,306

Net increase (decrease) in net assets resulting from operations	$2,710,147

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Conservative Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$418,841	$1,541,952
Net realized gain (loss)	(1,451,514)	152,546
Net change in unrealized appreciation (depreciation)	3,742,820	(2,205,835)

Net increase (decrease) in net assets resulting from operations	2,710,147	(511,337)

Dividends and/or distributions to shareholders:
Net investment income	—	(1,287,137)
Net realized gains	—	(3,245,703)

Total dividends and/or distributions to shareholders	—	(4,532,840)

Capital share transactions:
Proceeds from shares sold	2,990,576	8,058,931
Dividends and/or distributions reinvested	—	4,532,840
Cost of shares redeemed	(2,181,203)	(8,131,282)

Net increase (decrease) in net assets resulting from capital share transactions	809,373	4,460,489

Net increase (decrease) in net assets	3,519,520	(583,688)

Net assets:
Beginning of period/year	74,096,282	74,679,970

End of period/year	$77,615,802	$74,096,282

Undistributed (distributions in excess of) net investment income (loss)	$1,960,130	$1,541,289

Capital share transactions - shares:
Shares issued	288,203	746,165
Shares reinvested	—	443,526
Shares redeemed	(212,862)	(757,025)

Net increase (decrease) in shares outstanding	75,341	432,666

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Conservative Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011 (A)
Net asset value, beginning of period/year	$10.21		$10.94	$11.04	$10.55	$9.97	$10.00

Investment operations:
Net investment income (loss) (B) (C)	0.06		0.22	0.20	0.20	0.33	0.25
Net realized and unrealized gain (loss)	0.31		(0.29)	0.32	0.50	0.31	(0.28)

Total investment operations	0.37		(0.07)	0.52	0.70	0.64	(0.03)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.19)	(0.15)	(0.12)	(0.04)	—
Net realized gains	—		(0.47)	(0.47)	(0.09)	(0.02)	—

Total dividends and/or distributions to shareholders	—		(0.66)	(0.62)	(0.21)	(0.06)	—

Net asset value, end of period/year	$10.58		$10.21	$10.94	$11.04	$10.55	$9.97

Total return (D)	3.62	%(E)	(0.66)%	4.76%	6.76%	6.43%	(0.30	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$77,616		$74,096	$74,680	$64,090	$35,531	$8,159
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.48	%(G)	0.48%	0.49%	0.51%	0.62%	1.32	%(G)
Including waiver and/or reimbursement and recapture	0.48	%(G)	0.48%	0.49%	0.56%	0.60%	0.60	%(G)
Net investment income (loss) to average net assets (C)	1.13	%(G)	2.06%	1.84%	1.87%	3.10%	3.79	%(G)
Portfolio turnover rate (H)	41	%(E)	68%	128%	141%	50%	30	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Madison Conservative Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2016.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

For the period ended June 30, 2016, the Portfolio’s transactions and earnings from investments in affiliates of TAM are as follows:

Affiliated Investments	Value December 31, 2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2016		Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$1,927,098	$4,849,303	$(2,894,707)	$(132,757)	$514,950	$4,263,887		$49,303	$—
Transamerica Core Bond	18,366,532	710,058	(4,637,890)	(45,767)	662,926	15,055,859		243,814	—
Transamerica JPMorgan Enhanced Index VP	4,859,112	625,000	(1,976,203)	(40,526)	118,150	3,585,533		—	—
Transamerica Mid Cap Value Opportunities	—	1,525,000	—	—	56,409	1,581,409		—	—
Transamerica PIMCO Total Return VP	6,119,646	—	(6,143,248)	(256,369)	279,971	—	(A)	—	—
Transamerica Short-Term Bond	4,178,644	2,426,850	(525,175)	(7,836)	63,118	6,135,601		58,475	—
Transamerica Systematic Small/Mid Cap Value VP	2,774,978	700,000	(1,812,947)	(237,539)	149,825	1,574,317		—	—

Total	$38,226,010	$10,836,211	$(17,990,170)	$(720,794)	$1,845,349	$32,196,606		$351,592	$—

(A)	No longer held at period end.

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual rate:

Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
0.18%	0.15%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.35%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 30,223,811	$ 31,309,122

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Conservative Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Madison Conservative Allocation VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Madison Asset Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 1- and 3-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1- and 3-year periods.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Conservative Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Conservative Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Diversified Income VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio
Service Class	$1,000.00	$1,058.20	$5.58	$1,019.40	$5.47	1.09%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	40.4%
Corporate Debt Securities	23.4
U.S. Government Obligations	17.8
U.S. Government Agency Obligations	9.2
Securities Lending Collateral	8.4
Municipal Government Obligations	5.4
Repurchase Agreement	2.5
Asset-Backed Securities	1.0
Mortgage-Backed Security	0.2
Net Other Assets (Liabilities)	(8.3)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 40.4%
Aerospace & Defense - 1.8%
Boeing Co. (A)	7,362	$ 956,103
United Technologies Corp.	11,057	1,133,895

		2,089,998

Air Freight & Logistics - 1.1%
United Parcel Service, Inc., Class B (A)	11,553	1,244,489

Banks - 3.0%
BB&T Corp.	18,375	654,334
PNC Financial Services Group, Inc.	5,700	463,923
US Bancorp	28,081	1,132,507
Wells Fargo & Co.	25,002	1,183,344

		3,434,108

Beverages - 1.5%
Coca-Cola Co.	18,651	845,450
PepsiCo, Inc.	8,558	906,634

		1,752,084

Biotechnology - 0.6%
Amgen, Inc.	4,493	683,610

Capital Markets - 0.5%
Northern Trust Corp.	8,908	590,244

Chemicals - 1.3%
Monsanto Co.	5,500	568,755
Praxair, Inc.	8,070	906,987

		1,475,742

Commercial Services & Supplies - 0.9%
Waste Management, Inc.	15,984	1,059,260

Communications Equipment - 0.7%
Cisco Systems, Inc.	26,900	771,761

Diversified Financial Services - 0.8%
CME Group, Inc., Class A	9,200	896,080

Diversified Telecommunication Services - 1.4%
Verizon Communications, Inc.	29,465	1,645,326

Electric Utilities - 2.0%
Duke Energy Corp.	15,110	1,296,287
NextEra Energy, Inc.	7,750	1,010,600

		2,306,887

Electrical Equipment - 0.5%
Emerson Electric Co. (A)	10,500	547,680

Energy Equipment & Services - 0.9%
Schlumberger, Ltd.	12,603	996,645

Food Products - 2.4%
Hershey Co. (A)	4,800	544,752
J.M. Smucker, Co. (A)	6,759	1,030,139
Nestle SA, ADR	14,760	1,141,096

		2,715,987

Health Care Equipment & Supplies - 1.0%
Medtronic PLC	13,121	1,138,509

Hotels, Restaurants & Leisure - 1.3%
McDonald’s Corp.	12,971	1,560,930

Household Products - 1.0%
Procter & Gamble Co.	13,900	1,176,913

Industrial Conglomerates - 2.2%
3M Co.	5,941	1,040,388
General Electric Co.	46,050	1,449,654

		2,490,042

	Shares	Value
COMMON STOCKS (continued)
Insurance - 1.8%
Travelers Cos., Inc. (A)	17,700	$ 2,107,008

IT Services - 1.5%
Accenture PLC, Class A	10,625	1,203,706
Automatic Data Processing, Inc.	5,965	548,005

		1,751,711

Media - 0.7%
Omnicom Group, Inc. (A)	10,255	835,680

Oil, Gas & Consumable Fuels - 2.5%
Chevron Corp.	10,191	1,068,323
Exxon Mobil Corp.	19,218	1,801,495

		2,869,818

Pharmaceuticals - 4.3%
Johnson & Johnson	17,651	2,141,066
Merck & Co., Inc.	19,371	1,115,963
Pfizer, Inc.	49,388	1,738,952

		4,995,981

Road & Rail - 0.5%
Union Pacific Corp.	7,100	619,475

Semiconductors & Semiconductor Equipment - 1.7%
Linear Technology Corp. (A)	19,016	884,815
Texas Instruments, Inc.	17,760	1,112,664

		1,997,479

Software - 1.2%
Microsoft Corp.	27,370	1,400,523

Specialty Retail - 1.3%
Home Depot, Inc.	8,280	1,057,273
Tiffany & Co. (A)	7,000	424,480

		1,481,753

Total Common Stocks (Cost $38,934,582)		46,635,723

	Principal	Value
ASSET-BACKED SECURITIES - 1.0%
Ally Master Owner Trust Series 2014-4, Class A2, 1.43%, 06/17/2019	$ 225,000	225,530
CarMax Auto Owner Trust Series 2015-1, Class A2, 0.88%, 03/15/2018	75,707	75,709
CNH Equipment Trust Series 2014-A, Class A3, 0.84%, 05/15/2019	92,654	92,602
Ford Credit Auto Owner Trust Series 2014-A, Class A3, 0.79%, 05/15/2018	78,134	78,134
Santander Drive Auto Receivables Trust
Series 2013-4, Class C,
3.25%, 01/15/2020	325,000	328,368
Series 2013-5, Class C,
2.25%, 06/17/2019	250,000	251,575
Volkswagen Auto Lease Trust Series 2014-A, Class A3, 0.80%, 04/20/2017	23,977	23,975

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Volvo Financial Equipment LLC Series 2014-1A, Class A3, 0.82%, 04/16/2018 (B)	$ 75,845	$ 75,705

Total Asset-Backed Securities (Cost $1,154,348)		1,151,598

CORPORATE DEBT SECURITIES - 23.4%
Automobiles - 0.7%
General Motors Financial Co., Inc. 3.20%, 07/06/2021 (C)	300,000	300,477
Nissan Motor Acceptance Corp. 2.65%, 09/26/2018 (B)	450,000	461,596

		762,073

Banks - 2.8%
Fifth Third Bancorp 2.30%, 03/01/2019	300,000	305,623
Huntington National Bank 2.20%, 04/01/2019	400,000	403,695
JPMorgan Chase & Co. 3.13%, 01/23/2025	400,000	408,932
KeyCorp 5.10%, 03/24/2021, MTN	750,000	843,692
Regions Financial Corp. 3.20%, 02/08/2021	250,000	257,325
US Bancorp 1.95%, 11/15/2018, MTN	500,000	510,500
Wells Fargo & Co. 3.50%, 03/08/2022, MTN	500,000	536,326

		3,266,093

Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc. 4.90%, 02/01/2046	100,000	117,184
Coca-Cola Co. 2.45%, 11/01/2020	500,000	521,550

		638,734

Biotechnology - 0.4%
AbbVie, Inc. 2.00%, 11/06/2018	425,000	429,339

Capital Markets - 0.8%
Goldman Sachs Group, Inc. 5.75%, 01/24/2022	500,000	580,480
Morgan Stanley
3.88%, 01/27/2026, MTN	100,000	106,159
4.30%, 01/27/2045	250,000	263,136

		949,775

Communications Equipment - 0.5%
Cisco Systems, Inc. 2.20%, 02/28/2021	325,000	334,950
Harris Corp. 5.05%, 04/27/2045	250,000	283,559

		618,509

Consumer Finance - 1.0%
Capital One Financial Corp. 2.45%, 04/24/2019	200,000	203,072
Ford Motor Credit Co. LLC 2.94%, 01/08/2019, MTN	250,000	257,287
Synchrony Financial 3.75%, 08/15/2021	250,000	258,984

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Visa, Inc. 3.15%, 12/14/2025	$ 400,000	$ 427,645

		1,146,988

Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc. 3.13%, 03/15/2026	100,000	104,854
Brookfield Finance, Inc. 4.25%, 06/02/2026	125,000	127,770
NASDAQ, Inc. 3.85%, 06/30/2026	50,000	50,801

		283,425

Diversified Telecommunication Services - 1.4%
AT&T, Inc.
3.00%, 02/15/2022	400,000	407,924
4.75%, 05/15/2046	75,000	76,865
Verizon Communications, Inc.
4.40%, 11/01/2034	300,000	309,344
5.15%, 09/15/2023	675,000	786,123

		1,580,256

Electrical Equipment - 0.2%
Emerson Electric Co. 5.00%, 04/15/2019	175,000	192,741

Electronic Equipment, Instruments & Components - 0.1%
Fortive Corp. 2.35%, 06/15/2021 (B)	100,000	101,467

Energy Equipment & Services - 0.3%
Schlumberger Holdings Corp. 4.00%, 12/21/2025 (B)	300,000	322,870

Food & Staples Retailing - 0.8%
CVS Health Corp. 5.13%, 07/20/2045	250,000	310,144
Wal-Mart Stores, Inc. 3.25%, 10/25/2020 (A)	400,000	432,722
Walgreens Boots Alliance, Inc. 4.50%, 11/18/2034	155,000	162,680

		905,546

Food Products - 0.2%
Kraft Heinz Foods Co. 4.38%, 06/01/2046 (B)	200,000	211,504

Health Care Providers & Services - 0.6%
Express Scripts Holding Co. 3.30%, 02/25/2021	200,000	209,723
UnitedHealth Group, Inc. 2.88%, 03/15/2023	500,000	520,534

		730,257

Hotels, Restaurants & Leisure - 0.5%
Marriott International, Inc. 3.13%, 06/15/2026	250,000	253,038
McDonald’s Corp. 4.88%, 12/09/2045, MTN	250,000	292,320

		545,358

Industrial Conglomerates - 0.8%
Danaher Corp. 3.90%, 06/23/2021	425,000	466,748

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Industrial Conglomerates (continued)
General Electric Co. 2.90%, 01/09/2017	$ 500,000	$ 505,503

		972,251

Insurance - 0.5%
Aflac, Inc. 3.63%, 11/15/2024	300,000	321,308
Marsh & McLennan Cos., Inc. 2.55%, 10/15/2018, MTN	225,000	230,054

		551,362

Internet & Catalog Retail - 0.6%
Amazon.com, Inc. 3.80%, 12/05/2024	400,000	448,333
Priceline Group, Inc. 3.60%, 06/01/2026	250,000	258,200

		706,533

Internet Software & Services - 0.4%
eBay, Inc. 1.35%, 07/15/2017	425,000	425,813

IT Services - 0.2%
Fiserv, Inc. 2.70%, 06/01/2020	250,000	258,820

Machinery - 0.5%
Caterpillar, Inc. 3.90%, 05/27/2021	500,000	550,193

Media - 1.5%
Comcast Corp. 5.15%, 03/01/2020	475,000	536,774
Omnicom Group, Inc. 3.60%, 04/15/2026	300,000	315,969
Time Warner, Inc. 4.75%, 03/29/2021	500,000	561,684
Walt Disney Co. 1.10%, 12/01/2017, MTN	300,000	301,341

		1,715,768

Metals & Mining - 0.2%
Glencore Funding LLC 3.13%, 04/29/2019 (A) (B)	260,000	253,500

Multiline Retail - 0.5%
Target Corp. 2.90%, 01/15/2022	500,000	530,920

Oil, Gas & Consumable Fuels - 3.1%
BP Capital Markets PLC 3.12%, 05/04/2026	200,000	204,293
ConocoPhillips Co.
4.15%, 11/15/2034	500,000	505,112
5.75%, 02/01/2019	450,000	495,073
Energy Transfer Partners, LP 5.20%, 02/01/2022	400,000	421,420
Enterprise Products Operating LLC
3.75%, 02/15/2025	300,000	312,895
5.20%, 09/01/2020	300,000	337,525
Exxon Mobil Corp. 4.11%, 03/01/2046	225,000	253,759
Marathon Oil Corp.
2.70%, 06/01/2020	250,000	235,423
6.00%, 10/01/2017	375,000	388,515

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Phillips 66 4.65%, 11/15/2034	$ 400,000	$ 426,398

		3,580,413

Pharmaceuticals - 0.1%
Actavis Funding SCS 4.75%, 03/15/2045	150,000	157,511

Real Estate Investment Trusts - 0.9%
Simon Property Group, LP 3.38%, 03/15/2022	750,000	802,804
Welltower, Inc. 4.50%, 01/15/2024	200,000	216,875

		1,019,679

Road & Rail - 0.4%
Norfolk Southern Corp. 3.25%, 12/01/2021	400,000	422,924

Semiconductors & Semiconductor Equipment - 0.8%
Analog Devices, Inc. 5.30%, 12/15/2045	175,000	210,836
Intel Corp.
3.30%, 10/01/2021	425,000	460,754
4.90%, 07/29/2045	250,000	291,217

		962,807

Software - 0.9%
Broadridge Financial Solutions, Inc. 3.40%, 06/27/2026	250,000	252,700
Microsoft Corp. 3.00%, 10/01/2020	400,000	427,338
Oracle Corp. 4.00%, 07/15/2046 (C)	325,000	327,666

		1,007,704

Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc. 2.40%, 05/03/2023	450,000	458,258
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 8.35%, 07/15/2046 (B)	75,000	80,633
Hewlett Packard Enterprise Co. 6.35%, 10/15/2045 (B)	175,000	174,236

		713,127

Textiles, Apparel & Luxury Goods - 0.1%
Under Armour, Inc. 3.25%, 06/15/2026	100,000	100,968

Trading Companies & Distributors - 0.3%
Air Lease Corp. 3.75%, 02/01/2022	300,000	307,303

Total Corporate Debt Securities (Cost $25,796,610)		26,922,531

MORTGAGE-BACKED SECURITY - 0.2%
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW17, Class A1A, 5.65% (D), 06/11/2050	232,511	241,126

Total Mortgage-Backed Security (Cost $248,787)		241,126

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 5.4%
Arizona - 0.5%
County of Pima, Certificate of Participation Series B, 3.33%, 12/01/2025	$ 570,000	$ 581,919

California - 1.5%
Los Angeles Department of Water & Power, Revenue Bonds 6.17%, 07/01/2040	250,000	288,423
Metropolitan Water District of Southern California, Revenue Bonds Series D, 6.54%, 07/01/2039	500,000	567,215
Palomar Community College District, General Obligation Unlimited 7.19%, 08/01/2045	425,000	508,746
Rancho Water District Financing Authority, Revenue Bonds Series A, 6.34%, 08/01/2040	350,000	402,433

		1,766,817

Florida - 0.5%
County of Pasco Water & Sewer Revenue, Revenue Bonds Series B, 6.76%, 10/01/2039	500,000	571,375

Iowa - 0.3%
State of Iowa, Revenue Bonds 6.75%, 06/01/2034	250,000	286,112

Massachusetts - 0.5%
University of Massachusetts Building Authority, Revenue Bonds 6.57%, 05/01/2039	500,000	557,025

Michigan - 0.2%
State of Michigan, Revenue Bonds Series B, 7.63%, 09/15/2027	250,000	283,845

Nevada - 0.5%
County of Clark, General Obligation Limited Series C, 7.00%, 07/01/2038	500,000	599,265

New York - 0.9%
Metropolitan Transportation Authority, Revenue Bonds 6.55%, 11/15/2031	340,000	461,404
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds 6.27%, 08/01/2039	500,000	560,350

		1,021,754

Oregon - 0.2%
Washington County School District No. 1, General Obligation Limited 4.36%, 06/30/2034	200,000	213,716

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas - 0.3%
Northside Independent School District, General Obligation Unlimited Series B, 5.74%, 08/15/2035	$ 325,000	$ 360,812

Total Municipal Government Obligations (Cost $6,199,978)		6,242,640

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.2%
Federal Home Loan Mortgage Corp.
3.00%, 09/01/2042 - 04/01/2043	1,068,822	1,110,846
3.50%, 06/01/2042 - 08/01/2045	1,339,107	1,415,601
4.00%, 09/01/2040 - 05/01/2045	483,724	518,564
4.50%, 02/01/2025 - 09/01/2041	493,894	535,071
5.00%, 10/01/2039	233,218	259,068
5.50%, 01/01/2037	97,115	109,076
Federal National Mortgage Association
2.47% (D), 03/25/2023	301,160	313,315
3.00%, 05/01/2027 - 03/01/2043	1,602,734	1,676,762
3.50%, 08/01/2026 - 04/01/2045	1,746,696	1,849,166
4.00%, 02/01/2035 - 09/01/2045	2,073,322	2,237,689
4.50%, 03/01/2039 - 07/01/2041	202,022	222,201
5.00%, 07/01/2035	9,445	10,535
FREMF Mortgage Trust Series 2011-K702, Class B, 4.93% (D), 04/25/2044 (B)	100,000	104,258
Government National Mortgage Association
3.50%, 12/15/2042	174,718	186,031
4.00%, 12/15/2039	19,296	20,729
4.50%, 08/15/2040	18,418	20,292

Total U.S. Government Agency Obligations (Cost $10,457,136)		10,589,204

U.S. GOVERNMENT OBLIGATIONS - 17.8%
U.S. Treasury Bond
2.50%, 02/15/2045	500,000	520,567
2.75%, 08/15/2042 - 11/15/2042	1,300,000	1,430,961
4.38%, 05/15/2041	400,000	571,156
U.S. Treasury Note
1.38%, 06/30/2018 - 12/31/2018	4,800,000	4,881,186
1.63%, 08/15/2022	1,500,000	1,538,204
2.00%, 11/15/2021 - 08/15/2025	3,950,000	4,136,514
2.38%, 07/31/2017 (A)	1,000,000	1,019,766
2.38%, 06/30/2018	2,500,000	2,587,792
3.13%, 05/15/2019 - 05/15/2021	3,500,000	3,795,790

Total U.S. Government Obligations (Cost $19,593,320)		20,481,936

	Shares	Value
SECURITIES LENDING COLLATERAL - 8.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (E)	9,719,282	9,719,282

Total Securities Lending Collateral (Cost $9,719,282)		9,719,282

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 2.5%

State Street Bank & Trust Co. 0.03% (E), dated 06/30/2016, to be repurchased at $2,927,726 on 07/01/2016. Collateralized by a U.S. Government Obligation, 3.38%, due 11/15/2019, and with a value of $2,987,458.

	$ 2,927,724	$ 2,927,724

Total Repurchase Agreement (Cost $2,927,724)		2,927,724

Total Investments (Cost $115,031,767) (F)		124,911,764
Net Other Assets (Liabilities) - (8.3)%		(9,563,148)

Net Assets - 100.0%		$ 115,348,616

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$46,635,723	$—	$—	$46,635,723
Asset-Backed Securities	—	1,151,598	—	1,151,598
Corporate Debt Securities	—	26,922,531	—	26,922,531
Mortgage-Backed Security	—	241,126	—	241,126
Municipal Government Obligations	—	6,242,640	—	6,242,640
U.S. Government Agency Obligations	—	10,589,204	—	10,589,204
U.S. Government Obligations	—	20,481,936	—	20,481,936
Securities Lending Collateral	9,719,282	—	—	9,719,282
Repurchase Agreement	—	2,927,724	—	2,927,724

Total Investments	$56,355,005	$68,556,759	$—	$124,911,764

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $9,519,644. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the total value of 144A securities is $1,785,769, representing 1.5% of the Portfolio’s net assets.
(C)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after June 30, 2016.
(D)	Floating or variable rate securities. The rates disclosed are as of June 30, 2016.
(E)	Rates disclosed reflect the yields at June 30, 2016.
(F)	Aggregate cost for federal income tax purposes is $115,031,767. Aggregate gross unrealized appreciation and depreciation for all securities is $10,252,637 and $372,640, respectively. Net unrealized appreciation for tax purposes is $9,879,997.
(G)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Diversified Income VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Investments, at value (cost $112,104,043) (including securities loaned of $9,519,644)	$121,984,040
Repurchase agreement, at value (cost $2,927,724)	2,927,724
Receivables:
Investments sold	561,424
Interest	446,862
Dividends	54,651
Net income from securities lending	2,452
Prepaid expenses	506

Total assets	125,977,659

Liabilities:
Due to custodian	104,331
Payables and other liabilities:
Shares redeemed	169,229
When-issued, delayed-delivery, and forward commitment securities purchased	520,062
Investment management fees	72,778
Distribution and service fees	23,326
Transfer agent fees	251
Trustees, CCO and deferred compensation fees	252
Audit and tax fees	3,999
Custody fees	8,174
Legal fees	2,455
Printing and shareholder reports fees	3,770
Other	1,134
Collateral for securities on loan	9,719,282

Total liabilities	10,629,043

Net assets	$115,348,616

Net assets consist of:
Capital stock ($0.01 par value)	$91,915
Additional paid-in capital	101,235,687
Undistributed (distributions in excess of) net investment income (loss)	2,392,424
Accumulated net realized gain (loss)	1,748,593
Net unrealized appreciation (depreciation) on:
Investments	9,879,997

Net assets	$115,348,616

Shares outstanding	9,191,484

Net asset value and offering price per share	$12.55

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Dividend income	$673,535
Interest income	816,549
Net income (loss) from securities lending	8,022
Withholding taxes on foreign income	(5,149)

Total investment income	1,492,957

Expenses:
Investment advisory fees	133,599
Investment management fees	293,497
Distribution and service fees	138,603
Administration fees	5,344
Transfer agent fees	816
Trustees, CCO and deferred compensation fees	1,514
Audit and tax fees	7,948
Custody fees	13,817
Legal fees	2,851
Printing and shareholder reports fees	2,388
Other	1,387

Total expenses	601,764

Net investment income (loss)	891,193

Net realized gain (loss) on:
Investments	1,032,515

Net realized gain (loss)	1,032,515

Net change in unrealized appreciation (depreciation) on:
Investments	4,466,079

Net change in unrealized appreciation (depreciation)	4,466,079

Net realized and change in unrealized gain (loss)	5,498,594

Net increase (decrease) in net assets resulting from operations	$6,389,787

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Diversified Income VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$891,193	$1,435,795
Net realized gain (loss)	1,032,515	795,429
Net change in unrealized appreciation (depreciation)	4,466,079	(2,084,663)

Net increase (decrease) in net assets resulting from operations	6,389,787	146,561

Dividends and/or distributions to shareholders:
Net investment income	—	(1,109,464)
Net realized gains	—	(2,024,035)

Total dividends and/or distributions to shareholders	—	(3,133,499)

Capital share transactions:
Proceeds from shares sold	3,161,670	9,066,038
Dividends and/or distributions reinvested	—	3,133,499
Cost of shares redeemed	(3,936,125)	(5,040,425)

Net increase (decrease) in net assets resulting from capital share transactions	(774,455)	7,159,112

Net increase (decrease) in net assets	5,615,332	4,172,174

Net assets:
Beginning of period/year	109,733,284	105,561,110

End of period/year	$115,348,616	$109,733,284

Undistributed (distributions in excess of) net investment income (loss)	$2,392,424	$1,501,231

Capital share transactions - shares:
Shares issued	261,826	748,967
Shares reinvested	—	269,664
Shares redeemed	(324,838)	(418,892)

Net increase (decrease) in shares outstanding	(63,012)	599,739

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013		December 31, 2012		December 31, 2011 (A)
Net asset value, beginning of period/year	$11.86		$12.20	$11.74	$10.79		$10.22		$10.00

Investment operations:
Net investment income (loss) (B)	0.10		0.16	0.13	0.11		0.09		0.05
Net realized and unrealized gain (loss)	0.59		(0.15)	0.55	0.88		0.49		0.17

Total investment operations	0.69		0.01	0.68	0.99		0.58		0.22

Dividends and/or distributions to shareholders:
Net investment income	—		(0.12)	(0.08)	(0.04)		(0.01)		—
Net realized gains	—		(0.23)	(0.14)	(0.00	)(C)	(0.00	)(C)	—

Total dividends and/or distributions to shareholders	—		(0.35)	(0.22)	(0.04)		(0.01)		—

Net asset value, end of period/year	$12.55		$11.86	$12.20	$11.74		$10.79		$10.22

Total return (D)	5.82	%(E)	0.15%	5.81%	9.22%		5.66%		2.20	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$115,349		$109,733	$105,561	$86,054		$46,522		$12,559
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.09	%(F)	1.09%	1.09%	1.11%		1.19%		1.93	%(F)
Including waiver and/or reimbursement and recapture	1.09	%(F)	1.09%	1.09%	1.11%		1.26%		1.35	%(F)
Net investment income (loss) to average net assets	1.61	%(F)	1.33%	1.12%	0.94%		0.83%		0.69	%(F)
Portfolio turnover rate	18	%(E)	18%	19%	12%		21%		16	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Madison Diversified Income VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2016.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal bonds & notes and variable rate notes: The fair value of municipal bonds & notes and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2016, if any, are identified in the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Net income from securities lending in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$9,193,225	$—	$—	$—	$9,193,225
Corporate Debt Securities	522,932	—	—	—	522,932
U.S. Government Obligations	3,125	—	—	—	3,125
Total Securities Lending Transactions	$9,719,282	$—	$—	$—	$9,719,282
Total Borrowings	$9,719,282	$—	$—	$—	$9,719,282
Gross amount of recognized liabilities for securities lending transactions					$9,719,282

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual rate:

Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
0.78%	0.75%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
1.01%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 18,046,271	$ 1,146,780	$ 13,126,721	$ 5,964,623

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Diversified Income VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Madison Diversified Income VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Madison Asset Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1- and 3-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1- and 3-year periods.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Diversified Income VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and in line with the medians for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Madison Diversified Income VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Managed Risk – Balanced ETF VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,020.70	$1.61	$1,023.30	$1.61	0.32%
Service Class	1,000.00	1,020.10	2.86	1,022.00	2.87	0.57

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or ETFs in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	51.6%
U.S. Equity Funds	28.7
Securities Lending Collateral	15.7
International Equity Funds	12.1
Repurchase Agreement	0.7
Net Other Assets (Liabilities)	(8.8)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Managed Risk – Balanced ETF VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 92.4%
International Equity Funds - 12.1%
Vanguard FTSE All-World ex-US ETF (A)	1,864,244	$ 79,882,855
Vanguard FTSE Developed Markets ETF (A)	13,410,644	474,200,372
Vanguard FTSE Emerging Markets ETF (A)	3,151,442	110,993,787
Vanguard Total International Stock ETF (A)	1,707,383	75,944,396

		741,021,410

U.S. Equity Funds - 28.7%
iShares Core S&P Total US Stock Market ETF	1,542,206	146,895,122
Schwab U.S. Broad Market ETF (A)	2,159,746	108,678,419
Vanguard Mid-Cap ETF (A)	994,480	122,947,562
Vanguard S&P 500 ETF (A)	2,904,396	558,282,999
Vanguard Small-Cap ETF (A)	504,256	58,332,334
Vanguard Total Stock Market ETF (A)	7,070,149	757,637,167

		1,752,773,603

U.S. Fixed Income Funds - 51.6%
iShares Core U.S. Aggregate Bond ETF (A)	3,633,662	409,041,331
iShares Short Treasury Bond ETF	2,716,000	299,982,200
Vanguard Intermediate-Term Bond ETF (A)	756,357	66,612,361
Vanguard Long-Term Bond ETF (A)	546,819	53,615,603
Vanguard Mortgage-Backed Securities ETF (A)	1,802,933	97,087,942
Vanguard Short-Term Bond ETF	1,516,060	122,891,824
Vanguard Total Bond Market ETF	24,935,765	2,102,084,989

		3,151,316,250

Total Exchange-Traded Funds (Cost $5,593,346,392)		5,645,111,263

	Shares	Value
SECURITIES LENDING COLLATERAL - 15.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (B)	958,619,849	$ 958,619,849

Total Securities Lending Collateral (Cost $958,619,849)		958,619,849

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.03% (B), dated 06/30/2016, to be repurchased at $44,231,488 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $45,117,813.	$ 44,231,451	44,231,451

Total Repurchase Agreement (Cost $44,231,451)		44,231,451

Total Investments (Cost $6,596,197,692) (C)		6,647,962,563
Net Other Assets (Liabilities) - (8.8)%		(540,142,581)

Net Assets - 100.0%		$ 6,107,819,982

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$5,645,111,263	$—	$—	$5,645,111,263
Securities Lending Collateral	958,619,849	—	—	958,619,849
Repurchase Agreement	—	44,231,451	—	44,231,451

Total Investments	$6,603,731,112	$44,231,451	$—	$6,647,962,563

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $937,606,683. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2016.
(C)	Aggregate cost for federal income tax purposes is $6,596,197,692. Aggregate gross unrealized appreciation and depreciation for all securities is $80,737,575 and $28,972,704, respectively. Net unrealized appreciation for tax purposes is $51,764,871.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Managed Risk – Balanced ETF VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Unaffiliated investments, at value (cost $6,551,966,241) (including securities loaned of $937,606,683)	$6,603,731,112
Repurchase agreement, at value (cost $44,231,451)	44,231,451
Receivables:
Shares sold	563,952
Investments sold	722,908,788
Interest	37
Net income from securities lending	294,403
Prepaid expenses	27,548

Total assets	7,371,757,291

Liabilities:
Payables and other liabilities:
Shares redeemed	532,863
Investments purchased	301,633,537
Investment management fees	1,496,972
Distribution and service fees	1,242,871
Transfer agent fees	14,080
Trustees, CCO and deferred compensation fees	14,232
Audit and tax fees	48,123
Custody fees	36,150
Legal fees	124,394
Printing and shareholder reports fees	115,702
Other	58,536
Collateral for securities on loan	958,619,849

Total liabilities	1,263,937,309

Net assets	$6,107,819,982

Net assets consist of:
Capital stock ($0.01 par value)	$5,463,790
Additional paid-in capital	6,154,118,994
Undistributed (distributions in excess of) net investment income (loss)	145,667,783
Accumulated net realized gain (loss)	(249,195,456)
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	51,764,871

Net assets	$6,107,819,982

Net assets by class:
Initial Class	$2,506,163
Service Class	6,105,313,819

Shares outstanding:
Initial Class	221,243
Service Class	546,157,717

Net asset value and offering price per share:
Initial Class	$11.33
Service Class	11.18

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$61,170,165
Interest income from unaffiliated investments	11,225
Net income (loss) from securities lending	1,291,807

Total investment income	62,473,197

Expenses:
Investment advisory fees	2,555,257
Investment management fees	6,025,330
Distribution and service fees:
Service Class	7,358,398
Administration fees	282,825
Transfer agent fees	44,065
Trustees, CCO and deferred compensation fees	79,789
Audit and tax fees	50,692
Custody fees	61,805
Legal fees	149,882
Printing and shareholder reports fees	70,370
Other	71,372

Total expenses	16,749,785

Net investment income (loss)	45,723,412

Net realized gain (loss) on:
Unaffiliated investments	(238,713,763)

Net realized gain (loss)	(238,713,763)

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	305,505,539

Net change in unrealized appreciation (depreciation)	305,505,539

Net realized and change in unrealized gain (loss)	66,791,776

Net increase (decrease) in net assets resulting from operations	$112,515,188

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Managed Risk – Balanced ETF VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$45,723,412	$99,972,131
Net realized gain (loss)	(238,713,763)	41,255,356
Net change in unrealized appreciation (depreciation)	305,505,539	(255,951,249)

Net increase (decrease) in net assets resulting from operations	112,515,188	(114,723,762)

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(31,975)
Service Class	—	(72,824,434)

Total dividends and/or distributions from net investment income	—	(72,856,409)

Net realized gains:
Initial Class	—	(89,187)
Service Class	—	(229,295,202)

Total dividends and/or distributions from net realized gains	—	(229,384,389)

Total dividends and/or distributions to shareholders	—	(302,240,798)

Capital share transactions:
Proceeds from shares sold:
Initial Class	348,350	1,504,658
Service Class	105,526,105	1,192,331,036

	105,874,455	1,193,835,694

Dividends and/or distributions reinvested:
Initial Class	—	121,162
Service Class	—	302,119,636

	—	302,240,798

Cost of shares redeemed:
Initial Class	(202,896)	(1,615,955)
Service Class	(52,999,445)	(15,875,710)

	(53,202,341)	(17,491,665)

Net increase (decrease) in net assets resulting from capital share transactions	52,672,114	1,478,584,827

Net increase (decrease) in net assets	165,187,302	1,061,620,267

Net assets:
Beginning of period/year	5,942,632,680	4,881,012,413

End of period/year	$6,107,819,982	$5,942,632,680

Undistributed (distributions in excess of) net investment income (loss)	$145,667,783	$99,944,371

Capital share transactions - shares:
Shares issued:
Initial Class	31,704	126,763
Service Class	9,744,764	101,364,624

	9,776,468	101,491,387

Shares reinvested:
Initial Class	—	10,975
Service Class	—	27,666,633

	—	27,677,608

Shares redeemed:
Initial Class	(18,554)	(135,103)
Service Class	(4,865,410)	(1,393,644)

	(4,883,964)	(1,528,747)

Net increase (decrease) in shares outstanding:
Initial Class	13,150	2,635
Service Class	4,879,354	127,637,613

	4,892,504	127,640,248

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Managed Risk – Balanced ETF VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$11.11		$11.92	$11.82	$10.85	$10.37	$10.46

Investment operations:
Net investment income (loss) (A) (B)	0.10		0.23	0.24	0.20	0.26	0.23
Net realized and unrealized gain (loss)	0.12		(0.41)	0.32	1.06	0.63	(0.07)

Total investment operations	0.22		(0.18)	0.56	1.26	0.89	0.16

Dividends and/or distributions to shareholders:
Net investment income	—		(0.17)	(0.12)	(0.14)	(0.15)	(0.13)
Net realized gains	—		(0.46)	(0.34)	(0.15)	(0.26)	(0.12)

Total dividends and/or distributions to shareholders	—		(0.63)	(0.46)	(0.29)	(0.41)	(0.25)

Net asset value, end of period/year	$11.33		$11.11	$11.92	$11.82	$10.85	$10.37

Total return (C)	2.07	%(D)	(1.50)%	4.81%	11.76%	8.67%	1.57%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,506		$2,311	$2,449	$2,818	$3,894	$718
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.32	%(F)	0.33%	0.33%	0.34%	0.34%	0.34%
Including waiver and/or reimbursement and recapture	0.32	%(F)	0.33%	0.33%	0.34%	0.34%	0.34%
Net investment income (loss) to average net assets (B)	1.83	%(F)	1.95%	2.00%	1.73%	2.45%	2.11%
Portfolio turnover rate (G)	56	%(D)	74%	164%	88%	56%	70%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$10.97		$11.79	$11.71	$10.77	$10.31	$10.40

Investment operations:
Net investment income (loss) (A) (B)	0.08		0.20	0.23	0.20	0.23	0.27
Net realized and unrealized gain (loss)	0.13		(0.41)	0.30	1.01	0.62	(0.12)

Total investment operations	0.21		(0.21)	0.53	1.21	0.85	0.15

Dividends and/or distributions to shareholders:
Net investment income	—		(0.15)	(0.11)	(0.12)	(0.13)	(0.12)
Net realized gains	—		(0.46)	(0.34)	(0.15)	(0.26)	(0.12)

Total dividends and/or distributions to shareholders	—		(0.61)	(0.45)	(0.27)	(0.39)	(0.24)

Net asset value, end of period/year	$11.18		$10.97	$11.79	$11.71	$10.77	$10.31

Total return (C)	2.01	%(D)	(1.77)%	4.55%	11.43%	8.40%	1.47%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,105,314		$5,940,322	$4,878,563	$2,882,837	$1,387,892	$815,616
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.57	%(F)	0.58%	0.58%	0.59%	0.59%	0.59%
Including waiver and/or reimbursement and recapture	0.57	%(F)	0.58%	0.58%	0.59%	0.59%	0.59%
Net investment income (loss) to average net assets (B)	1.55	%(F)	1.77%	1.94%	1.75%	2.23%	2.53%
Portfolio turnover rate (G)	56	%(D)	74%	164%	88%	56%	70%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Managed Risk - Balanced ETF VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2016.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Net income from securities lending in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$958,619,849	$—	$—	$—	$958,619,849
Total Borrowings	$958,619,849	$—	$—	$—	$958,619,849
Gross amount of recognized liabilities for securities lending transactions					$ 958,619,849

5. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA,

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $50 million	0.34%	0.31%
Over $50 million up to $250 million	0.32%	0.29%
Over $250 million	0.30%	0.27%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.37%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

Cross-trades: The Portfolio is authorized to purchase or sell securities from and to other portfolios within TST, or between the Portfolio and other mutual funds or accounts advised by TAM or the sub-adviser, in each case in accordance with rule 17a-7 under the 1940 Act, when it is in the best interest of each Portfolio participating in the transaction.

For the period ended June 30 2016, the Portfolio engaged in the following net cross-trade transactions, which resulted in net realized gains/(losses) as follows:

Purchases	Sales	Net Realized Gains/(Losses)
$ 2,914,859	$ 21,023	$ (1,838)

6. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 3,250,970,853	$ 3,518,038,610

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Managed Risk – Balanced ETF VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Managed Risk – Balanced ETF VP (the “Portfolio”).

Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and TAM’s management oversight process.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Initial Class Shares of the Portfolio was below the median for its peer universe for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3- and 5-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on July 1, 2015 pursuant to its current investment strategies.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Managed Risk – Balanced ETF VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and in light of any economies of scale experienced in the future.

Benefits to TAM and its Affiliates from their Relationships with the Portfolio

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-advisers. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Management Agreement.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Managed Risk – Conservative ETF VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,043.90	$1.68	$1,023.20	$1.66	0.33%
Service Class	1,000.00	1,042.60	2.95	1,022.00	2.92	0.58

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or ETFs in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	71.3%
U.S. Equity Funds	20.9
International Equity Funds	7.2
Securities Lending Collateral	6.4
Repurchase Agreement	0.6
Net Other Assets (Liabilities)	(6.4)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Managed Risk – Conservative ETF VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.4%
International Equity Funds - 7.2%
Vanguard FTSE All-World ex-US ETF	51,453	$ 2,204,761
Vanguard FTSE Developed Markets ETF	1,393,809	49,285,086
Vanguard FTSE Emerging Markets ETF	322,417	11,355,527
Vanguard Total International Stock ETF	34,739	1,545,191

		64,390,565

U.S. Equity Funds - 20.9%
iShares Core S&P Total US Stock Market ETF	30,384	2,894,076
Schwab U.S. Broad Market ETF (A)	158,651	7,983,318
Vanguard Mid-Cap ETF	72,724	8,990,868
Vanguard S&P 500 ETF (A)	295,525	56,805,815
Vanguard Small-Cap ETF	34,218	3,958,338
Vanguard Total Stock Market ETF	998,747	107,025,729

		187,658,144

U.S. Fixed Income Funds - 71.3%
iShares Core U.S. Aggregate Bond ETF	988,488	111,274,094
Schwab U.S. Aggregate Bond ETF (A)	710,348	38,159,895
Vanguard Intermediate-Term Bond ETF (A)	290,480	25,582,574
Vanguard Long-Term Bond ETF	210,005	20,590,990
Vanguard Mortgage-Backed Securities ETF	692,414	37,286,494
Vanguard Short-Term Bond ETF	582,240	47,196,374
Vanguard Total Bond Market ETF	4,255,547	358,742,612

		638,833,033

Total Exchange-Traded Funds (Cost $877,350,207)		890,881,742

	Shares	Value
SECURITIES LENDING COLLATERAL - 6.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (B)	57,382,421	$ 57,382,421

Total Securities Lending Collateral (Cost $57,382,421)		57,382,421

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
State Street Bank & Trust Co. 0.03% (B), dated 06/30/2016, to be repurchased at $5,743,261 on 07/01/2016. Collateralized by a U.S. Government Obligation, 3.38%, due 11/15/2019, and with a value of $5,860,432.	$ 5,743,257	5,743,257

Total Repurchase Agreement (Cost $5,743,257)		5,743,257

Total Investments (Cost $940,475,885) (C)		954,007,420
Net Other Assets (Liabilities) - (6.4)%		(57,519,686)

Net Assets - 100.0%		$ 896,487,734

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$890,881,742	$—	$—	$890,881,742
Securities Lending Collateral	57,382,421	—	—	57,382,421
Repurchase Agreement	—	5,743,257	—	5,743,257

Total Investments	$948,264,163	$5,743,257	$—	$954,007,420

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $56,190,314. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2016.
(C)	Aggregate cost for federal income tax purposes is $940,475,885. Aggregate gross unrealized appreciation and depreciation for all securities is $15,892,412 and $2,360,877, respectively. Net unrealized appreciation for tax purposes is $13,531,535.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Managed Risk – Conservative ETF VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Unaffiliated investments, at value (cost $934,732,628) (including securities loaned of $56,190,314)	$948,264,163
Repurchase agreement, at value (cost $5,743,257)	5,743,257
Receivables:
Shares sold	158,032
Investments sold	700,993
Interest	5
Net income from securities lending	33,801
Prepaid expenses	3,867

Total assets	954,904,118

Liabilities:
Payables and other liabilities:
Shares redeemed	84,192
Investments purchased	441,328
Investment management fees	222,627
Distribution and service fees	181,422
Transfer agent fees	1,960
Trustees, CCO and deferred compensation fees	1,665
Audit and tax fees	11,615
Custody fees	8,167
Legal fees	18,260
Printing and shareholder reports fees	54,249
Other	8,478
Collateral for securities on loan	57,382,421

Total liabilities	58,416,384

Net assets	$896,487,734

Net assets consist of:
Capital stock ($0.01 par value)	$747,220
Additional paid-in capital	869,579,138
Undistributed (distributions in excess of) net investment income (loss)	20,513,753
Accumulated net realized gain (loss)	(7,883,912)
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	13,531,535

Net assets	$896,487,734

Net assets by class:
Initial Class	$12,480
Service Class	896,475,254

Shares outstanding:
Initial Class	1,030
Service Class	74,720,999

Net asset value and offering price per share:
Initial Class	$12.12
Service Class	12.00

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$8,663,897
Interest income from unaffiliated investments	1,323
Net income (loss) from securities lending	179,477

Total investment income	8,844,697

Expenses:
Investment advisory fees	370,155
Investment management fees	884,517
Distribution and service fees:
Service Class	1,054,044
Administration fees	40,035
Transfer agent fees	6,160
Trustees, CCO and deferred compensation fees	11,446
Audit and tax fees	11,889
Custody fees	13,522
Legal fees	21,414
Printing and shareholder reports fees	23,911
Other	10,311

Total expenses	2,447,404

Net investment income (loss)	6,397,293

Net realized gain (loss) on:
Unaffiliated investments	(7,618,950)

Net realized gain (loss)	(7,618,950)

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	36,725,827

Net change in unrealized appreciation (depreciation)	36,725,827

Net realized and change in unrealized gain (loss)	29,106,877

Net increase (decrease) in net assets resulting from operations	$35,504,170

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Managed Risk – Conservative ETF VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$6,397,293	$14,122,803
Net realized gain (loss)	(7,618,950)	7,200,994
Net change in unrealized appreciation (depreciation)	36,725,827	(27,064,567)

Net increase (decrease) in net assets resulting from operations	35,504,170	(5,740,770)

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(200)
Service Class	—	(12,298,332)

Total dividends and/or distributions from net investment income	—	(12,298,532)

Net realized gains:
Initial Class	—	(516)
Service Class	—	(35,956,141)

Total dividends and/or distributions from net realized gains	—	(35,956,657)

Total dividends and/or distributions to shareholders	—	(48,255,189)

Capital share transactions:
Proceeds from shares sold:
Initial Class	562	940
Service Class	56,087,787	117,069,661

	56,088,349	117,070,601

Dividends and/or distributions reinvested:
Initial Class	—	716
Service Class	—	48,254,473

	—	48,255,189

Cost of shares redeemed:
Initial Class	(538)	(910)
Service Class	(18,893,253)	(43,192,440)

	(18,893,791)	(43,193,350)

Net increase (decrease) in net assets resulting from capital share transactions	37,194,558	122,132,440

Net increase (decrease) in net assets	72,698,728	68,136,481

Net assets:
Beginning of period/year	823,789,006	755,652,525

End of period/year	$896,487,734	$823,789,006

Undistributed (distributions in excess of) net investment income (loss)	$20,513,753	$14,116,460

Capital share transactions - shares:
Shares issued:
Initial Class	48	77
Service Class	4,800,409	9,599,363

	4,800,457	9,599,440

Shares reinvested:
Initial Class	—	62
Service Class	—	4,196,041

	—	4,196,103

Shares redeemed:
Initial Class	(46)	(74)
Service Class	(1,628,852)	(3,604,576)

	(1,628,898)	(3,604,650)

Net increase (decrease) in shares outstanding:
Initial Class	2	65
Service Class	3,171,557	10,190,828

	3,171,559	10,190,893

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Managed Risk – Conservative ETF VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$11.61		$12.41	$12.30	$11.76	$11.24	$10.97

Investment operations:
Net investment income (loss) (A) (B)	0.10		0.24	0.26	0.23	0.21	0.27
Net realized and unrealized gain (loss)	0.41		(0.29)	0.41	0.65	0.55	0.11

Total investment operations	0.51		(0.05)	0.67	0.88	0.76	0.38

Dividends and/or distributions to shareholders:
Net investment income	—		(0.21)	(0.18)	(0.17)	(0.13)	(0.08)
Net realized gains	—		(0.54)	(0.38)	(0.17)	(0.11)	(0.03)

Total dividends and/or distributions to shareholders	—		(0.75)	(0.56)	(0.34)	(0.24)	(0.11)

Net asset value, end of period/year	$12.12		$11.61	$12.41	$12.30	$11.76	$11.24

Total return (C)	4.39	%(D)	(0.40)%	5.48%	7.67%	6.78%	3.49%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$13		$12	$12	$11	$11	$284
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.33	%(F)	0.34%	0.35%	0.35%	0.36%	0.37%
Including waiver and/or reimbursement and recapture	0.33	%(F)	0.34%	0.35%	0.35%	0.37%	0.37%
Net investment income (loss) to average net assets (B)	1.76	%(F)	1.98%	2.08%	1.88%	1.83%	2.44%
Portfolio turnover rate (G)	17	%(D)	38%	96%	86%	47%	47%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$11.51		$12.32	$12.22	$11.69	$11.18	$10.94

Investment operations:
Net investment income (loss) (A) (B)	0.09		0.21	0.23	0.20	0.25	0.27
Net realized and unrealized gain (loss)	0.40		(0.30)	0.41	0.65	0.49	0.07

Total investment operations	0.49		(0.09)	0.64	0.85	0.74	0.34

Dividends and/or distributions to shareholders:
Net investment income	—		(0.18)	(0.16)	(0.15)	(0.12)	(0.07)
Net realized gains	—		(0.54)	(0.38)	(0.17)	(0.11)	(0.03)

Total dividends and/or distributions to shareholders	—		(0.72)	(0.54)	(0.32)	(0.23)	(0.10)

Net asset value, end of period/year	$12.00		$11.51	$12.32	$12.22	$11.69	$11.18

Total return (C)	4.26	%(D)	(0.69)%	5.24%	7.47%	6.62%	3.17%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$896,475		$823,777	$755,641	$573,898	$406,592	$226,876
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.58	%(F)	0.59%	0.59%	0.60%	0.61%	0.62%
Including waiver and/or reimbursement and recapture	0.58	%(F)	0.59%	0.59%	0.60%	0.62%	0.62%
Net investment income (loss) to average net assets (B)	1.52	%(F)	1.74%	1.89%	1.66%	2.14%	2.42%
Portfolio turnover rate (G)	17	%(D)	38%	96%	86%	47%	47%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Managed Risk – Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Managed Risk - Conservative ETF VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Managed Risk – Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2016.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Managed Risk – Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Managed Risk – Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Net income from securities lending in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$57,382,421	$—	$—	$—	$57,382,421
Total Borrowings	$57,382,421	$—	$—	$—	$57,382,421
Gross amount of recognized liabilities for securities lending transactions					$57,382,421

5. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Managed Risk – Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $50 million	0.34%	0.31%
Over $50 million up to $250 million	0.32%	0.29%
Over $250 million	0.30%	0.27%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.37%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Managed Risk – Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Funds paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

Cross-trades: The Portfolio is authorized to purchase or sell securities from and to other portfolios within TST, or between the Portfolio and other mutual funds or accounts advised by TAM or the sub-adviser, in each case in accordance with rule 17a-7 under the 1940 Act, when it is in the best interest of each Portfolio participating in the transaction.

For the period ended June 30 2016, the Portfolio engaged in the following net cross-trade transactions, which resulted in net realized gains/(losses) as follows:

Purchases	Sales	Net Realized Gains/(Losses)
$ 1,128,619	$ 139,885	$ (2,685)

6. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 202,929,751	$ 143,714,892

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Managed Risk – Conservative ETF VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Managed Risk – Conservative ETF VP (the “Portfolio”).

Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and TAM’s management oversight process.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-and 3-year periods and in line with the median for the past 5-year period. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3- and 5-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on July 1, 2015 pursuant to its current investment strategies.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Managed Risk – Conservative ETF VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and in light of any economies of scale experienced in the future.

Benefits to TAM and its Affiliates from their Relationships with the Portfolio

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-advisers. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Management Agreement.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Managed Risk – Growth ETF VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,006.40	$1.60	$1,023.30	$1.61	0.32%
Service Class	1,000.00	1,005.40	2.84	1,022.00	2.87	0.57

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or ETFs in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	41.8%
U.S. Fixed Income Funds	28.3
International Equity Funds	17.3
Securities Lending Collateral	12.9
Repurchase Agreement	0.6
Net Other Assets (Liabilities)	(0.9)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Managed Risk – Growth ETF VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 87.4%
International Equity Funds - 17.3%
Vanguard FTSE All-World ex-US ETF (A)	3,176,540	$ 136,114,739
Vanguard FTSE Developed Markets ETF (A)	6,363,047	224,997,342
Vanguard FTSE Emerging Markets ETF (A)	1,276,611	44,962,239
Vanguard Total International Stock ETF	3,052,073	135,756,207

		541,830,527

U.S. Equity Funds - 41.8%
iShares Core S&P Total US Stock Market ETF	1,186,386	113,003,266
Schwab U.S. Broad Market ETF (A)	2,392,427	120,386,927
Vanguard Mid-Cap ETF (A)	740,947	91,603,278
Vanguard S&P 500 ETF (A)	1,775,421	341,271,425
Vanguard Small-Cap ETF (A)	379,351	43,883,324
Vanguard Total Stock Market ETF (A)	5,583,515	598,329,467

		1,308,477,687

U.S. Fixed Income Funds - 28.3%
iShares Core U.S. Aggregate Bond ETF (A)	1,767,010	198,912,316
iShares Short Treasury Bond ETF	2,716,000	299,982,200
Vanguard Intermediate-Term Bond ETF (A)	198,248	17,459,701
Vanguard Long-Term Bond ETF (A)	143,326	14,053,114
Vanguard Mortgage-Backed Securities ETF	472,564	25,447,572
Vanguard Short-Term Bond ETF (A)	397,372	32,210,974
Vanguard Total Bond Market ETF (A)	3,559,410	300,058,263

		888,124,140

Total Exchange-Traded Funds (Cost $2,701,277,941)		2,738,432,354

	Shares	Value
SECURITIES LENDING COLLATERAL - 12.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (B)	405,501,131	$ 405,501,131

Total Securities Lending Collateral (Cost $405,501,131)		405,501,131

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
State Street Bank & Trust Co. 0.03% (B), dated 06/30/2016, to be repurchased at $17,636,921 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $17,990,888.	$ 17,636,906	17,636,906

Total Repurchase Agreement (Cost $17,636,906)		17,636,906

Total Investments (Cost $3,124,415,978) (C)		3,161,570,391
Net Other Assets (Liabilities) - (0.9)%		(28,878,672)

Net Assets - 100.0%		$ 3,132,691,719

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$2,738,432,354	$—	$—	$2,738,432,354
Securities Lending Collateral	405,501,131	—	—	405,501,131
Repurchase Agreement	—	17,636,906	—	17,636,906

Total Investments	$3,143,933,485	$17,636,906	$—	$3,161,570,391

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $396,440,581. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2016.
(C)	Aggregate cost for federal income tax purposes is $3,124,415,978. Aggregate gross unrealized appreciation and depreciation for all securities is $44,021,030 and $6,866,617, respectively. Net unrealized appreciation for tax purposes is $37,154,413.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Managed Risk – Growth ETF VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Unaffiliated investments, at value (cost $3,106,779,072) (including securities loaned of $396,440,581)	$3,143,933,485
Repurchase agreement, at value (cost $17,636,906)	17,636,906
Receivables:
Shares sold	35
Investments sold	679,724,647
Interest	15
Net income from securities lending	176,289
Prepaid expenses	13,321

Total assets	3,841,484,698

Liabilities:
Payables and other liabilities:
Shares redeemed	1,624,811
Investments purchased	299,955,040
Investment management fees	779,609
Distribution and service fees	644,495
Transfer agent fees	8,410
Trustees, CCO and deferred compensation fees	6,682
Audit and tax fees	29,687
Custody fees	33,002
Legal fees	78,444
Printing and shareholder reports fees	96,386
Other	35,282
Collateral for securities on loan	405,501,131

Total liabilities	708,792,979

Net assets	$3,132,691,719

Net assets consist of:
Capital stock ($0.01 par value)	$3,362,086
Additional paid-in capital	3,293,063,516
Undistributed (distributions in excess of) net investment income (loss)	73,408,409
Accumulated net realized gain (loss)	(274,296,705)
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	37,154,413

Net assets	$3,132,691,719

Net assets by class:
Initial Class	$5,224,746
Service Class	3,127,466,973

Shares outstanding:
Initial Class	551,588
Service Class	335,656,974

Net asset value and offering price per share:
Initial Class	$9.47
Service Class	9.32

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$30,832,318
Interest income from unaffiliated investments	4,567
Net income (loss) from securities lending	939,875

Total investment income	31,776,760

Expenses:
Investment advisory fees	1,351,683
Investment management fees	3,158,914
Distribution and service fees:
Service Class	3,851,566
Administration fees	149,094
Transfer agent fees	24,020
Trustees, CCO and deferred compensation fees	43,300
Audit and tax fees	30,407
Custody fees	37,903
Legal fees	85,930
Printing and shareholder reports fees	49,824
Other	41,673

Total expenses	8,824,314

Net investment income (loss)	22,952,446

Net realized gain (loss) on:
Unaffiliated investments	(200,128,348)

Net realized gain (loss)	(200,128,348)

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	191,843,610

Net change in unrealized appreciation (depreciation)	191,843,610

Net realized and change in unrealized gain (loss)	(8,284,738)

Net increase (decrease) in net assets resulting from operations	$14,667,708

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Managed Risk – Growth ETF VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$22,952,446	$50,504,939
Net realized gain (loss)	(200,128,348)	(15,390,745)
Net change in unrealized appreciation (depreciation)	191,843,610	(151,991,322)

Net increase (decrease) in net assets resulting from operations	14,667,708	(116,877,128)

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(96,663)
Service Class	—	(47,816,072)

Total dividends and/or distributions from net investment income	—	(47,912,735)

Net realized gains:
Initial Class	—	(495,494)
Service Class	—	(279,169,207)

Total dividends and/or distributions from net realized gains	—	(279,664,701)

Total dividends and/or distributions to shareholders	—	(327,577,436)

Capital share transactions:
Proceeds from shares sold:
Initial Class	160,938	6,688,273
Service Class	39,873,245	260,973,794

	40,034,183	267,662,067

Dividends and/or distributions reinvested:
Initial Class	—	592,157
Service Class	—	326,985,279

	—	327,577,436

Cost of shares redeemed:
Initial Class	(635,425)	(14,378,209)
Service Class	(108,220,344)	(160,646,440)

	(108,855,769)	(175,024,649)

Net increase (decrease) in net assets resulting from capital share transactions	(68,821,586)	420,214,854

Net increase (decrease) in net assets	(54,153,878)	(24,239,710)

Net assets:
Beginning of period/year	3,186,845,597	3,211,085,307

End of period/year	$3,132,691,719	$3,186,845,597

Undistributed (distributions in excess of) net investment income (loss)	$73,408,409	$50,455,963

Capital share transactions - shares:
Shares issued:
Initial Class	17,409	612,448
Service Class	4,384,405	25,042,218

	4,401,814	25,654,666

Shares reinvested:
Initial Class	—	63,332
Service Class	—	35,464,781

	—	35,528,113

Shares redeemed:
Initial Class	(68,681)	(1,296,189)
Service Class	(11,896,469)	(16,047,363)

	(11,965,150)	(17,343,552)

Net increase (decrease) in shares outstanding:
Initial Class	(51,272)	(620,409)
Service Class	(7,512,064)	44,459,636

	(7,563,336)	43,839,227

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Managed Risk – Growth ETF VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$9.41		$10.84	$11.14	$9.67	$9.60	$9.96

Investment operations:
Net investment income (loss) (A) (B)	0.08		0.16	0.23	0.20	0.22	0.20
Net realized and unrealized gain (loss)	(0.02)		(0.51)	0.24	1.62	0.87	(0.29)

Total investment operations	0.06		(0.35)	0.47	1.82	1.09	(0.09)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.18)	(0.13)	(0.14)	(0.18)	(0.16)
Net realized gains	—		(0.90)	(0.64)	(0.21)	(0.84)	(0.11)

Total dividends and/or distributions to shareholders	—		(1.08)	(0.77)	(0.35)	(1.02)	(0.27)

Net asset value, end of period/year	$9.47		$9.41	$10.84	$11.14	$9.67	$9.60

Total return (C)	0.64	%(D)	(3.17)%	4.17%	19.09%	11.79%	(0.86)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,225		$5,674	$13,263	$9,510	$4,165	$2,017
Expenses to average net assets (E)	0.32	%(F)	0.33%	0.33%	0.34%	0.34%	0.34%
Net investment income (loss) to average net assets (B)	1.71	%(F)	1.50%	2.03%	1.92%	2.24%	1.94%
Portfolio turnover rate (G)	82	%(D)	178%	304%	98%	76%	79%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$9.27		$10.71	$11.02	$9.58	$9.52	$9.89

Investment operations:
Net investment income (loss) (A) (B)	0.07		0.16	0.20	0.18	0.21	0.20
Net realized and unrealized gain (loss)	(0.02)		(0.54)	0.24	1.60	0.85	(0.32)

Total investment operations	0.05		(0.38)	0.44	1.78	1.06	(0.12)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.16)	(0.11)	(0.13)	(0.16)	(0.15)
Net realized gains	—		(0.90)	(0.64)	(0.21)	(0.84)	(0.10)

Total dividends and/or distributions to shareholders	—		(1.06)	(0.75)	(0.34)	(1.00)	(0.25)

Net asset value, end of period/year	$9.32		$9.27	$10.71	$11.02	$9.58	$9.52

Total return (C)	0.54	%(D)	(3.51)%	3.97%	18.78%	11.55%	(1.13)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,127,467		$3,181,172	$3,197,822	$2,216,941	$1,140,737	$849,926
Expenses to average net assets (E)	0.57	%(F)	0.58%	0.58%	0.59%	0.59%	0.59%
Net investment income (loss) to average net assets (B)	1.49	%(F)	1.54%	1.80%	1.69%	2.13%	2.02%
Portfolio turnover rate (G)	82	%(D)	178%	304%	98%	76%	79%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Managed Risk - Growth ETF VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2016.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Net income from securities lending in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$405,501,131	$—	$—	$—	$405,501,131
Total Borrowings	$405,501,131	$—	$—	$—	$405,501,131
Gross amount of recognized liabilities for securities lending transactions					$405,501,131

5. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA,

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $50 million	0.34%	0.31%
Over $50 million up to $250 million	0.32%	0.29%
Over $250 million	0.30%	0.27%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.37%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

Cross-trades: The Portfolio is authorized to purchase or sell securities from and to other portfolios within TST, or between the Portfolio and other mutual funds or accounts advised by TAM or the sub-adviser, in each case in accordance with rule 17a-7 under the 1940 Act, when it is in the best interest of each Portfolio participating in the transaction.

For the period ended June 30 2016, the Portfolio engaged in the following net cross-trade transactions, which resulted in net realized gains/(losses) as follows:

Purchases	Sales	Net Realized Gains/(Losses)
$ —	$ 3,882,028	$ (87,809)

6. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 2,512,182,848	$ 2,910,023,041

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Managed Risk – Growth ETF VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Managed Risk – Growth ETF VP (the “Portfolio”).

Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and TAM’s management oversight process.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Initial Class Shares of the Portfolio was below the median for its peer universe for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3- and 5-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on July 1, 2015 pursuant to its current investment strategies.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Managed Risk – Growth ETF VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and in light of any economies of scale experienced in the future.

Benefits to TAM and its Affiliates from their Relationships with the Portfolio

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-advisers. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Management Agreement.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Market Participation Strategy VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio
Service Class	$1,000.00	$1,028.30	$4.84	$1,020.10	$4.82	0.96%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Government Obligations	48.3%
U.S. Government Agency Obligations	21.7
Securities Lending Collateral	14.6
Over-the-Counter Options Purchased	14.1
Repurchase Agreement	13.1
Foreign Government Obligation	2.4
Short-Term U.S. Government Obligation	0.3
Net Other Assets (Liabilities)^	(14.5)
Total	100.0%

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATION - 2.4%
Supranational - 2.4%
International Finance Corp.
0.63%, 12/21/2017 (A)	$ 12,000,000	$ 11,985,132

Total Foreign Government Obligation (Cost $11,922,053)		11,985,132

U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.7%
Federal Farm Credit Banks
4.88%, 01/17/2017 (A)	2,935,000	3,004,527
Federal Home Loan Banks
1.00%, 06/21/2017	21,455,000	21,538,610
1.13%, 04/25/2018	15,000,000	15,122,265
Federal Home Loan Mortgage Corp.
1.00%, 09/29/2017	12,000,000	12,057,408
1.25%, 10/02/2019	25,000,000	25,296,875
Federal National Mortgage Association
0.88%, 08/28/2017 (A)	18,035,000	18,084,813
1.75%, 06/20/2019 (A)	5,000,000	5,136,130
6.25%, 05/15/2029	5,000,000	7,281,750

Total U.S. Government Agency Obligations (Cost $106,008,874)		107,522,378

U.S. GOVERNMENT OBLIGATIONS - 48.3%
U.S. Treasury Bond, Principal Only STRIPS
08/15/2016 - 08/15/2034	165,610,000	141,235,691
08/15/2019 - 08/15/2021 (A)	101,400,000	97,254,586

Total U.S. Government Obligations (Cost $227,261,081)		238,490,277

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.3%
U.S. Treasury Bill 0.27% (B), 09/15/2016 (C)	1,500,000	1,499,355

Total Short-Term U.S. Government Obligation (Cost $1,499,145)		1,499,355

	Number of Contracts	Value
OVER-THE-COUNTER OPTIONS PURCHASED - 14.1%
Call - S&P 500® - Flexible Exchange Option Exercise Price $2,050 Expiration Date 05/01/2020, UBS	500	14,707,464

	Number of Contracts	Value
OVER-THE-COUNTER OPTIONS PURCHASED (continued)
Call - S&P 500® - Flexible Exchange Option Exercise Price $2,050 Expiration Date 04/20/2021, GSC	1,400	$ 47,399,100
Call - S&P 500® - Flexible Exchange Option Exercise Price $2,200 Expiration Date 12/03/2020, GSC	300	7,566,272

Total Over-the-Counter Options Purchased (Cost $71,886,788)		69,672,836

	Shares	Value
SECURITIES LENDING COLLATERAL - 14.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (B)	72,195,630	72,195,630

Total Securities Lending Collateral (Cost $72,195,630)		72,195,630

	Principal	Value
REPURCHASE AGREEMENT - 13.1%
State Street Bank & Trust Co. 0.03% (B), dated 06/30/2016, to be repurchased at $64,486,414 on 07/01/2016. Collateralized by a U.S. Government Obligation, 3.63%, due 08/15/2019, and with a value of $65,780,251.	$ 64,486,360	64,486,360

Total Repurchase Agreement (Cost $64,486,360)		64,486,360

Total Investments (Cost $555,259,931) (D)		565,851,968
Net Other Assets (Liabilities) - (14.5)%		(71,845,864)

Net Assets - 100.0%		$ 494,006,104

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	200	09/16/2016	$29,184	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Foreign Government Obligation	$—	$11,985,132	$—	$11,985,132
U.S. Government Agency Obligations	—	107,522,378	—	107,522,378
U.S. Government Obligations	—	238,490,277	—	238,490,277
Short-Term U.S. Government Obligation	—	1,499,355	—	1,499,355
Over-the-Counter Options Purchased	69,672,836	—	—	69,672,836
Securities Lending Collateral	72,195,630	—	—	72,195,630
Repurchase Agreement	—	64,486,360	—	64,486,360

Total Investments	$141,868,466	$423,983,502	$—	$565,851,968

Other Financial Instruments
Futures Contracts (F)	$29,184	$—	$—	$29,184

Total Other Financial Instruments	$29,184	$—	$—	$29,184

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $70,771,548. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2016.
(C)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security segregated as collateral to cover margin requirements for open futures contracts is $204,412.
(D)	Aggregate cost for federal income tax purposes is $555,259,931. Aggregate gross unrealized appreciation and depreciation for all securities is $15,997,232 and $5,405,195, respectively. Net unrealized appreciation for tax purposes is $10,592,037.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

COUNTERPARTY ABBREVIATIONS:

GSC	Goldman Sachs & Co.
UBS	UBS AG

PORTFOLIO ABBREVIATION:

STRIPS	Separate Trading of Registered Interest and Principal of Securities

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Market Participation Strategy VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Investments, at value (cost $490,773,571) (including securities loaned of $70,771,548)	$501,365,608
Repurchase agreement, at value (cost $64,486,360)	64,486,360
Receivables:
Shares sold	216,347
Interest	308,661
Net income from securities lending	19,665
Variation margin receivable	234,000
Prepaid expenses	2,192

Total assets	566,632,833

Liabilities:
Payables and other liabilities:
Shares redeemed	16
Investment management fees	274,341
Distribution and service fees	100,861
Transfer agent fees	1,187
Trustees, CCO and deferred compensation fees	1,099
Audit and tax fees	10,885
Custody fees	9,469
Legal fees	10,882
Printing and shareholder reports fees	17,398
Other	4,961
Collateral for securities on loan	72,195,630

Total liabilities	72,626,729

Net assets	$494,006,104

Net assets consist of:
Capital stock ($0.01 par value)	$425,268
Additional paid-in capital	474,745,931
Undistributed (distributions in excess of) net investment income (loss)	1,433,202
Accumulated net realized gain (loss)	6,780,482
Net unrealized appreciation (depreciation) on:
Investments	10,592,037
Futures contracts	29,184

Net assets	$494,006,104

Shares outstanding	42,526,841

Net asset value and offering price per share	$11.62

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Interest income	$2,866,615
Net income (loss) from securities lending	109,172

Total investment income	2,975,787

Expenses:
Investment advisory fees	500,945
Investment management fees	1,105,802
Distribution and service fees	599,216
Administration fees	23,121
Transfer agent fees	3,621
Trustees, CCO and deferred compensation fees	6,587
Audit and tax fees	10,647
Custody fees	27,809
Legal fees	12,602
Printing and shareholder reports fees	10,539
Other	6,048

Total expenses	2,306,937

Net investment income (loss)	668,850

Net realized gain (loss) on:
Investments	(3,150,769)
Futures contracts	3,242,685

Net realized gain (loss)	91,916

Net change in unrealized appreciation (depreciation) on:
Investments	12,964,218
Futures contracts	(262,101)

Net change in unrealized appreciation (depreciation)	12,702,117

Net realized and change in unrealized gain (loss)	12,794,033

Net increase (decrease) in net assets resulting from operations	$13,462,883

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Market Participation Strategy VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$668,850	$764,352
Net realized gain (loss)	91,916	7,629,822
Net change in unrealized appreciation (depreciation)	12,702,117	(24,503,904)

Net increase (decrease) in net assets resulting from operations	13,462,883	(16,109,730)

Dividends and/or distributions to shareholders:
Net realized gains	—	(17,446,421)

Capital share transactions:
Proceeds from shares sold	10,209,805	72,486,209
Dividends and/or distributions reinvested	—	17,446,421
Cost of shares redeemed	(14,052,346)	(18,543,949)

Net increase (decrease) in net assets resulting from capital share transactions	(3,842,541)	71,388,681

Net increase (decrease) in net assets	9,620,342	37,832,530

Net assets:
Beginning of period/year	484,385,762	446,553,232

End of period/year	$494,006,104	$484,385,762

Undistributed (distributions in excess of) net investment income (loss)	$1,433,202	$764,352

Capital share transactions - shares:
Shares issued	899,518	6,071,550
Shares reinvested	—	1,556,327
Shares redeemed	(1,246,641)	(1,597,345)

Net increase (decrease) in shares outstanding	(347,123)	6,030,532

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013		December 31, 2012 (A)
Net asset value, beginning of period/year	$11.30		$12.12	$11.36	$9.94		$10.00

Investment operations:
Net investment income (loss) (B)	0.02		0.02	(0.02)	(0.06)		(0.01)
Net realized and unrealized gain (loss)	0.30		(0.42)	0.93	1.48		(0.05)

Total investment operations	0.32		(0.40)	0.91	1.42		(0.06)

Dividends and/or distributions to shareholders:
Net realized gains	—		(0.42)	(0.15)	(0.00	)(C)	—

Net asset value, end of period/year	$11.62		$11.30	$12.12	$11.36		$9.94

Total return (D)	2.83	%(E)	(3.24)%	8.04%	14.30%		(0.60	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$494,006		$484,386	$446,553	$184,573		$19,268
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.96	%(F)	0.96%	0.97%	1.03%		1.88	%(F)
Including waiver and/or reimbursement and recapture	0.96	%(F)	0.96%	0.97%	1.06%		1.07	%(F)
Net investment income (loss) to average net assets	0.28	%(F)	0.16%	(0.18)%	(0.52)%		(0.49	)%(F)
Portfolio turnover rate	15	%(E)	18%	16%	13%		—%

(A)	Commenced operations on September 17, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Market Participation Strategy VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2016.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Net income from securities lending in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Foreign Government Obligations	$9,478,940	$—	$—	$—	$9,478,940
U.S. Government Agency Obligations	4,277,417	—	—	—	4,277,417
U.S. Government Obligations	58,439,273	—	—	—	58,439,273
Total Securities Lending Transactions	$72,195,630	$—	$—	$—	$72,195,630
Total Borrowings	$72,195,630	$—	$—	$—	$72,195,630
Gross amount of recognized liabilities for securities lending transactions					$72,195,630

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Open option contracts at June 30, 2016, if any, are included within the Schedule of Investments.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2016, if any, are listed in the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2016.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$69,672,836	$—	$—	$69,672,836
Net unrealized appreciation on futures contracts (B) (C)	—	—	29,184	—	—	29,184
Total	$—	$—	$ 69,702,020	$—	$—	$ 69,702,020

(A)	Included within Investments, at value on the Statement of Assets and Liabilities.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary market risk exposure as of June 30, 2016.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$(3,210,095)	$—	$—	$(3,210,095)
Futures contracts	—	—	3,242,685	—	—	3,242,685
Total	$—	$—	$32,590	$—	$—	$32,590

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$—	$(716,036)	$—	$—	$(716,036)
Futures contracts	—	—	(262,101)	—	—	(262,101)
Total	$—	$—	$(978,137)	$—	$—	$(978,137)

(A)	Included within Net realized gain (loss) on Investments on the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments on the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2016.

Purchased Options and Swaptions at value		Futures Contracts at Notional Amount
Calls	Puts	Long	Short
$ 58,770,237	$ —	15,136	—

6. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $500 million	0.68%	0.65%
Over $500 million up to $1 billion	0.65%	0.62%
Over $1 billion up to $1.5 billion	0.62%	0.59%
Over $1.5 billion	0.60%	0.57%

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.82%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 44,207,857	$ 21,947,368	$ 26,709,505	$ 66,398,230

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Market Participation Strategy VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Market Participation Strategy VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Quantitative Management Associates LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3-year period and below the median for the past 1-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1- and 3-year periods.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Market Participation Strategy VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Market Participation Strategy VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica MFS International Equity VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio
Initial Class	$1,000.00	$959.10	$5.02	$1,019.70	$5.17	1.03%
Service Class	1,000.00	958.30	6.23	1,018.50	6.42	1.28

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	98.3%
Securities Lending Collateral	9.8
Repurchase Agreement	1.0
Net Other Assets (Liabilities)	(9.1)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Australia - 0.4%
Orica, Ltd. (A)	129,631	$ 1,205,894

Belgium - 0.8%
KBC Groep NV (B)	52,333	2,573,783

Brazil - 0.7%
Ambev SA, ADR	392,144	2,317,571

Canada - 4.6%
Canadian National Railway Co. (A)	103,136	6,091,212
Element Financial Corp. (A)	189,471	2,009,174
Loblaw Cos., Ltd.	43,023	2,301,420
Suncor Energy, Inc.	138,010	3,828,537

		14,230,343

China - 0.8%
Alibaba Group Holding, Ltd., ADR (B)	29,578	2,352,338

Denmark - 0.7%
Carlsberg A/S, Class B	22,687	2,164,520

France - 15.3%
Air Liquide SA, Class A	61,075	6,362,892
Bureau Veritas SA	83,224	1,747,290
Danone SA	114,972	8,046,043
Dassault Systemes	29,652	2,235,642
Engie SA	252,377	4,052,331
Hermes International	1,859	692,994
L’Oreal SA	17,750	3,398,295
Legrand SA	49,482	2,533,048
LVMH Moet Hennessy Louis Vuitton SE	34,219	5,157,987
Pernod Ricard SA (A)	64,549	7,146,624
Schneider Electric SE	104,311	6,085,572

		47,458,718

Germany - 10.9%
Bayer AG	101,318	10,175,853
Beiersdorf AG (A)	68,107	6,447,996
Linde AG	27,859	3,881,776
Merck KGaA	35,440	3,602,225
MTU Aero Engines AG	15,646	1,461,773
ProSiebenSat.1 Media SE	40,081	1,753,225
SAP SE	87,361	6,561,259

		33,884,107

Hong Kong - 3.2%
AIA Group, Ltd.	1,269,600	7,618,552
Global Brands Group Holding, Ltd. (B)	10,112,000	902,722
Li & Fung, Ltd.	3,226,000	1,568,456

		10,089,730

Ireland - 0.2%
Experian PLC	25,407	482,023

Israel - 0.8%
Check Point Software Technologies, Ltd., Class A (B)	30,167	2,403,707

Italy - 0.7%
Eni SpA, Class B	139,170	2,241,635

Japan - 13.2%
Daikin Industries, Ltd. (A)	32,500	2,731,455
Denso Corp. (A)	129,200	4,545,944
FANUC Corp.	20,700	3,367,336
Honda Motor Co., Ltd. (A)	65,100	1,633,049

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Hoya Corp.	218,300	$ 7,796,801
Inpex Corp.	140,000	1,094,884
Japan Tobacco, Inc. (A)	127,300	5,130,467
Kubota Corp.	154,200	2,085,604
Kyocera Corp. (A)	75,300	3,582,985
Shin-Etsu Chemical Co., Ltd. (A)	31,200	1,827,960
Terumo Corp. (A)	167,800	7,160,921

		40,957,406

Netherlands - 5.1%
Akzo Nobel NV	84,875	5,272,500
Heineken NV	15,591	1,430,034
ING Groep NV, CVA	472,169	4,885,014
Randstad Holding NV	106,087	4,242,521

		15,830,069

Singapore - 2.3%
DBS Group Holdings, Ltd.	452,400	5,334,210
Singapore Telecommunications, Ltd.	564,800	1,744,451

		7,078,661

Spain - 1.3%
Amadeus IT Holding SA, Class A	93,154	4,104,246

Sweden - 1.1%
Hennes & Mauritz AB, Class B	120,301	3,539,353

Switzerland - 14.5%
Julius Baer Group, Ltd. (B)	73,248	2,948,107
Keuhne & Nagel International AG	10,814	1,515,145
Nestle SA	163,656	12,679,789
Novartis AG	81,959	6,764,772
Roche Holding AG	39,963	10,545,427
Sonova Holding AG (A)	13,278	1,762,324
UBS Group AG	460,717	5,978,073
Zurich Insurance Group AG (B)	11,371	2,812,989

		45,006,626

Taiwan - 3.3%
Hon Hai Precision Industry Co., Ltd.	644,108	1,659,405
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	322,871	8,468,907

		10,128,312

United Kingdom - 16.3%
Barclays PLC	1,022,750	1,902,197
Compass Group PLC	540,919	10,291,189
Delphi Automotive PLC, Class A	23,038	1,442,179
Diageo PLC	198,813	5,553,971
Prudential PLC	109,125	1,851,731
Reckitt Benckiser Group PLC, Class A	81,744	8,196,598
Rio Tinto PLC	84,552	2,626,736
Rolls-Royce Holdings PLC (B)	299,979	2,863,288
Sky PLC	367,079	4,171,278
Smiths Group PLC	129,985	2,008,685
WPP PLC, Class A	467,639	9,746,243

		50,654,095

United States - 2.1%
Yum! Brands, Inc. (A)	79,841	6,620,416

Total Common Stocks (Cost $303,552,926)		305,323,553

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 9.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (C)	30,322,802	$ 30,322,802

Total Securities Lending Collateral (Cost $30,322,802)		30,322,802

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.03% (C), dated 06/30/2016, to be repurchased at $2,996,693 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $3,057,275.	$ 2,996,690	2,996,690

Total Repurchase Agreement (Cost $2,996,690)		2,996,690

Total Investments (Cost $336,872,418) (D)		338,643,045
Net Other Assets (Liabilities) - (9.1)%		(28,123,513)

Net Assets - 100.0%		$ 310,519,532

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	9.2%	$31,088,277
Food Products	6.1	20,725,832
Beverages	5.5	18,612,720
Chemicals	5.5	18,551,022
Hotels, Restaurants & Leisure	5.0	16,911,605
Health Care Equipment & Supplies	4.9	16,720,046
Media	4.6	15,670,746
Banks	4.3	14,695,204
Insurance	3.6	12,283,272
Software	3.3	11,200,608
Personal Products	2.9	9,846,291
Capital Markets	2.6	8,926,180
Electrical Equipment	2.5	8,618,620
Semiconductors & Semiconductor Equipment	2.5	8,468,907
Textiles, Apparel & Luxury Goods	2.5	8,322,159
Household Products	2.4	8,196,598
Oil, Gas & Consumable Fuels	2.1	7,165,056
Professional Services	1.9	6,471,834
Road & Rail	1.8	6,091,212
Auto Components	1.8	5,988,123
Machinery	1.6	5,452,940
Electronic Equipment, Instruments & Components	1.6	5,242,390
Tobacco	1.5	5,130,467
Aerospace & Defense	1.3	4,325,061
IT Services	1.2	4,104,246
Multi-Utilities	1.2	4,052,331
Specialty Retail	1.1	3,539,353
Building Products	0.8	2,731,455
Metals & Mining	0.8	2,626,736
Internet Software & Services	0.7	2,352,338

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Food & Staples Retailing	0.7%	$2,301,420
Diversified Financial Services	0.6	2,009,174
Industrial Conglomerates	0.6	2,008,685
Diversified Telecommunication Services	0.5	1,744,451
Automobiles	0.5	1,633,049
Marine	0.5	1,515,145

Investments, at Value	90.2	305,323,553
Short-Term Investments	9.8	33,319,492

Total Investments	100.0%	$338,643,045

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$37,835,461	$267,488,092	$—	$305,323,553
Securities Lending Collateral	30,322,802	—	—	30,322,802
Repurchase Agreement	—	2,996,690	—	2,996,690

Total Investments	$68,158,263	$270,484,782	$—	$338,643,045

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $29,144,268. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Rates disclosed reflect the yields at June 30, 2016.
(D)	Aggregate cost for federal income tax purposes is $336,872,418. Aggregate gross unrealized appreciation and depreciation for all securities is $31,205,096 and $29,434,469, respectively. Net unrealized appreciation for tax purposes is $1,770,627.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica MFS International Equity VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Investments, at value (cost $333,875,728) (including securities loaned of $29,144,268)	$335,646,355
Repurchase agreement, at value (cost $2,996,690)	2,996,690
Foreign currency, at value (cost $218,180)	217,732
Receivables:
Shares sold	229,366
Investments sold	2,152,872
Interest	3
Dividends	713,589
Tax reclaims	990,073
Net income from securities lending	34,988
Prepaid expenses	1,383

Total assets	342,983,051

Liabilities:
Payables and other liabilities:
Shares redeemed	74,729
Investments purchased	1,696,459
Investment management fees	237,510
Distribution and service fees	19,832
Transfer agent fees	976
Trustees, CCO and deferred compensation fees	921
Audit and tax fees	14,327
Custody fees	46,986
Legal fees	8,982
Printing and shareholder reports fees	36,134
Other	3,861
Collateral for securities on loan	30,322,802

Total liabilities	32,463,519

Net assets	$310,519,532

Net assets consist of:
Capital stock ($0.01 par value)	$403,835
Additional paid-in capital	305,298,638
Undistributed (distributions in excess of) net investment income (loss)	8,609,876
Accumulated net realized gain (loss)	(5,527,450)
Net unrealized appreciation (depreciation) on:
Investments	1,770,627
Translation of assets and liabilities denominated in foreign currencies	(35,994)

Net assets	$310,519,532

Net assets by class:
Initial Class	$214,348,693
Service Class	96,170,839

Shares outstanding:
Initial Class	27,720,013
Service Class	12,663,489

Net asset value and offering price per share:
Initial Class	$7.73
Service Class	7.59

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Dividend income	$6,613,417
Interest income	405
Net income (loss) from securities lending	125,778
Withholding taxes on foreign income	(637,983)

Total investment income	6,101,617

Expenses:
Investment advisory fees	478,663
Investment management fees	1,008,036
Distribution and service fees:
Service Class	118,227
Administration fees	16,060
Transfer agent fees	2,660
Trustees, CCO and deferred compensation fees	4,708
Audit and tax fees	10,988
Custody fees	123,158
Legal fees	9,598
Printing and shareholder reports fees	17,660
Other	4,666

Total expenses	1,794,424

Net investment income (loss)	4,307,193

Net realized gain (loss) on:
Investments	(4,796,813)
Foreign currency transactions	20,192

Net realized gain (loss)	(4,776,621)

Net change in unrealized appreciation (depreciation) on:
Investments	(13,409,145)
Translation of assets and liabilities denominated in foreign currencies	(15,661)

Net change in unrealized appreciation (depreciation)	(13,424,806)

Net realized and change in unrealized gain (loss)	(18,201,427)

Net increase (decrease) in net assets resulting from operations	$(13,894,234)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica MFS International Equity VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$4,307,193	$4,679,990
Net realized gain (loss)	(4,776,621)	10,628,486
Net change in unrealized appreciation (depreciation)	(13,424,806)	(16,663,170)

Net increase (decrease) in net assets resulting from operations	(13,894,234)	(1,354,694)

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(4,398,248)
Service Class	—	(1,346,369)

Total dividends and/or distributions from net investment income	—	(5,744,617)

Capital share transactions:
Proceeds from shares sold:
Initial Class	4,231,023	25,192,948
Service Class	7,073,369	39,606,265

	11,304,392	64,799,213

Dividends and/or distributions reinvested:
Initial Class	—	4,398,248
Service Class	—	1,346,369

	—	5,744,617

Cost of shares redeemed:
Initial Class	(36,304,339)	(42,351,535)
Service Class	(7,263,609)	(9,718,110)

	(43,567,948)	(52,069,645)

Net increase (decrease) in net assets resulting from capital share transactions	(32,263,556)	18,474,185

Net increase (decrease) in net assets	(46,157,790)	11,374,874

Net assets:
Beginning of period/year	356,677,322	345,302,448

End of period/year	$310,519,532	$356,677,322

Undistributed (distributions in excess of) net investment income (loss)	$8,609,876	$4,302,683

Capital share transactions - shares:
Shares issued:
Initial Class	540,208	2,917,149
Service Class	933,278	4,692,242

	1,473,486	7,609,391

Shares reinvested:
Initial Class	—	541,656
Service Class	—	168,296

	—	709,952

Shares redeemed:
Initial Class	(4,600,558)	(4,937,605)
Service Class	(980,081)	(1,174,743)

	(5,580,639)	(6,112,348)

Net increase (decrease) in shares outstanding:
Initial Class	(4,060,350)	(1,478,800)
Service Class	(46,803)	3,685,795

	(4,107,153)	2,206,995

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica MFS International Equity VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$8.06		$8.19	$8.72	$7.47	$6.22	$7.01

Investment operations:
Net investment income (loss) (A)	0.10		0.12	0.14	0.10	0.12	0.12
Net realized and unrealized gain (loss)	(0.43)		(0.11)	(0.59)	1.24	1.25	(0.82)

Total investment operations	(0.33)		0.01	(0.45)	1.34	1.37	(0.70)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.14)	(0.08)	(0.09)	(0.12)	(0.09)

Net asset value, end of period/year	$7.73		$8.06	$8.19	$8.72	$7.47	$6.22

Total return (B)	(4.09	)%(C)	0.08%	(5.17)%	18.09%	22.16%	(10.06)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$214,349		$256,000	$272,525	$284,043	$185,299	$156,152
Expenses to average net assets	1.03	%(D)	1.02%	1.02%	1.03%	1.06%	1.04%
Net investment income (loss) to average net assets	2.70	%(D)	1.36%	1.67%	1.21%	1.67%	1.72%
Portfolio turnover rate	7	%(C)	17%	22%	16%	27%	28%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$7.92		$8.06	$8.59	$7.37	$6.14	$6.92

Investment operations:
Net investment income (loss) (A)	0.09		0.09	0.12	0.08	0.09	0.10
Net realized and unrealized gain (loss)	(0.42)		(0.11)	(0.58)	1.22	1.24	(0.81)

Total investment operations	(0.33)		(0.02)	(0.46)	1.30	1.33	(0.71)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.12)	(0.07)	(0.08)	(0.10)	(0.07)

Net asset value, end of period/year	$7.59		$7.92	$8.06	$8.59	$7.37	$6.14

Total return (B)	(4.17	)%(C)	(0.24)%	(5.41)%	17.77%	21.87%	(10.22)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$96,171		$100,677	$72,777	$61,867	$36,997	$20,788
Expenses to average net assets	1.28	%(D)	1.27%	1.27%	1.28%	1.31%	1.29%
Net investment income (loss) to average net assets	2.52	%(D)	1.04%	1.39%	0.97%	1.37%	1.45%
Portfolio turnover rate	7	%(C)	17%	22%	16%	27%	28%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica MFS International Equity VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica MFS International Equity VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica MFS International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included in Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2016, commissions recaptured are $271.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica MFS International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica MFS International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Net income from securities lending in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica MFS International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$30,322,802	$—	$—	$—	$30,322,802
Total Borrowings	$30,322,802	$—	$—	$—	$30,322,802
Gross amount of recognized liabilities for securities lending transactions					$30,322,802

5. RISK FACTORS

Investing in the Portfolio may involve certain risks, as discussed in the Portfolio’s prospectus, including but not limited to the following:

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because these market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of investments may decline because of factors affecting a particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

6. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica MFS International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

As of June 30, 2016, the percentage of Portfolio net assets owned by affiliated investors are as follows:

Portfolio	Value	Percentage of Net Assets
Transamerica BlackRock Tactical Allocation VP	$75,892,544	24.44%

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $250 million	0.930%	0.900%
Over $250 million up to $500 million	0.905%	0.875%
Over $500 million up to $1 billion	0.880%	0.850%
Over $1 billion	0.830%	0.800%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
1.125%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolios for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolios operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statements of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica MFS International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statements of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statements of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

Cross-trades: The Portfolio is authorized to purchase or sell securities from and to other portfolios within TST, or between the Portfolio and other mutual funds or accounts advised by TAM or the sub-adviser, in each case in accordance with rule 17a-7 under the 1940 Act, when it is in the best interest of each Portfolio participating in the transaction.

For the period ended June 30 2016, the Portfolio engaged in the following net cross-trade transactions, which resulted in net realized gains/(losses) as follows:

Purchases	Sales	Net Realized Gains/(Losses)
$ 47,146	$ 164,530	$ 11,924

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 22,912,919	$ —	$ 50,872,902	$ —

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica MFS International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica MFS International Equity VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica MFS International Equity VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and MFS Investment Management (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period, in line with the median for the past 10-year period and below the median for the past 3- and 5-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its benchmark for the past 1-, 5- and 10-year periods and below its benchmark for the past 3-year period.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica MFS International Equity VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica MFS International Equity VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Morgan Stanley Capital Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio
Initial Class	$1,000.00	$960.10	$4.29	$1,020.50	$4.42	0.88%
Service Class	1,000.00	959.50	5.51	1,019.20	5.67	1.13

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	94.5%
Securities Lending Collateral	17.4
Repurchase Agreement	5.4
Over-the-Counter Foreign Exchange Options Purchased	0.0 *
Net Other Assets (Liabilities)	(17.3)
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 94.5%
Aerospace & Defense - 1.6%
United Technologies Corp.	36,381	$ 3,730,871

Automobiles - 4.4%
Tesla Motors, Inc. (A) (B)	48,967	10,394,715

Beverages - 1.2%
Monster Beverage Corp. (B)	17,992	2,891,494

Biotechnology - 0.9%
Alnylam Pharmaceuticals, Inc. (A) (B)	13,713	760,934
Intrexon Corp. (A) (B)	33,118	815,034
Juno Therapeutics, Inc. (A) (B)	15,958	613,426

		2,189,394

Diversified Financial Services - 5.0%
S&P Global, Inc.	109,531	11,748,295

Food Products - 3.7%
Mead Johnson Nutrition Co., Class A	97,499	8,848,034

Health Care Equipment & Supplies - 5.4%
Intuitive Surgical, Inc. (B)	19,240	12,725,528

Health Care Technology - 1.6%
athenahealth, Inc. (A) (B)	27,872	3,846,615

Internet & Catalog Retail - 15.3%
Amazon.com, Inc. (B)	31,700	22,685,154
JD.com, Inc., ADR (A) (B)	98,707	2,095,550
Netflix, Inc. (B)	64,322	5,884,176
Priceline Group, Inc. (B)	4,366	5,450,558

		36,115,438

Internet Software & Services - 20.5%
Alphabet, Inc., Class C (B)	16,927	11,715,177
Facebook, Inc., Class A (B)	185,265	21,172,084
LinkedIn Corp., Class A (B)	36,843	6,972,538
Tencent Holdings, Ltd.	130,200	2,990,137
Twitter, Inc. (A) (B)	337,310	5,703,912

		48,553,848

IT Services - 6.9%
MasterCard, Inc., Class A	109,435	9,636,846
Visa, Inc., Class A	91,160	6,761,337

		16,398,183

Life Sciences Tools & Services - 5.0%
Illumina, Inc. (B)	84,111	11,807,502

Pharmaceuticals - 3.3%
Zoetis, Inc., Class A	167,136	7,932,275

Semiconductors & Semiconductor Equipment - 0.7%
NVIDIA Corp. (A)	33,874	1,592,417

Software - 10.7%
Mobileye NV (A) (B)	31,984	1,475,742
salesforce.com, Inc. (B)	154,142	12,240,416
Splunk, Inc. (A) (B)	63,684	3,450,399
Workday, Inc., Class A (A) (B)	110,239	8,231,546

		25,398,103

Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	167,893	16,050,571

Textiles, Apparel & Luxury Goods - 1.5%
Michael Kors Holdings, Ltd. (A) (B)	73,398	3,631,733

Total Common Stocks (Cost $164,598,883)		223,855,016

	Number of Contracts	Value
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED - 0.0% (C)
Call - USD vs. CNY (D) Exercise Price CNY 8 Expiration Date 12/01/2016, RBS	27,105,570	$ 31,768

Total Over-the-Counter Foreign Exchange Options Purchased (Cost $125,292)		31,768

	Shares	Value
SECURITIES LENDING COLLATERAL - 17.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (E)	41,089,392	41,089,392

Total Securities Lending Collateral (Cost $41,089,392)		41,089,392

	Principal	Value
REPURCHASE AGREEMENT - 5.4%
State Street Bank & Trust Co. 0.03% (E), dated 06/30/2016, to be repurchased at $12,809,982 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $13,067,550.	$ 12,809,971	12,809,971

Total Repurchase Agreement (Cost $12,809,971)		12,809,971

Total Investments (Cost $218,623,538) (F)		277,786,147
Net Other Assets (Liabilities) - (17.3)%		(41,036,236)

Net Assets - 100.0%		$ 236,749,911

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$220,864,879	$2,990,137	$—	$223,855,016
Over-the-Counter Foreign Exchange Options Purchased	—	31,768	—	31,768
Securities Lending Collateral	41,089,392	—	—	41,089,392
Repurchase Agreement	—	12,809,971	—	12,809,971

Total Investments	$261,954,271	$15,831,876	$—	$277,786,147

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $40,221,143. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Illiquid derivative. At June 30, 2016, value of the illiquid derivative is $31,768, representing less than 0.1% of the Portfolio’s net assets.
(E)	Rates disclosed reflect the yields at June 30, 2016.
(F)	Aggregate cost for federal income tax purposes is $218,623,538. Aggregate gross unrealized appreciation and depreciation for all securities is $70,789,589 and $11,626,980, respectively. Net unrealized appreciation for tax purposes is $59,162,609.
(G)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNY	Chinese Yuan Renminbi
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

RBS	Royal Bank of Scotland PLC

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Morgan Stanley Capital Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Investments, at value (cost $205,813,567) (including securities loaned of $40,221,143)	$264,976,176
Repurchase agreement, at value (cost $12,809,971)	12,809,971
Receivables:
Shares sold	231,825
Interest	11
Dividends	56,096
Net income from securities lending	22,054
Prepaid expenses	939

Total assets	278,097,072

Liabilities:
Payables and other liabilities:
Shares redeemed	26,148
Investment management fees	162,249
Distribution and service fees	12,145
Transfer agent fees	671
Trustees, CCO and deferred compensation fees	804
Audit and tax fees	8,321
Custody fees	8,644
Legal fees	6,006
Printing and shareholder reports fees	30,118
Other	2,663
Collateral for securities on loan	41,089,392

Total liabilities	41,347,161

Net assets	$236,749,911

Net assets consist of:
Capital stock ($0.01 par value)	$154,458
Additional paid-in capital	136,408,954
Undistributed (distributions in excess of) net investment income (loss)	(309,571)
Accumulated net realized gain (loss)	41,333,461
Net unrealized appreciation (depreciation) on:
Investments	59,162,609

Net assets	$236,749,911

Net assets by class:
Initial Class	$177,581,611
Service Class	59,168,300

Shares outstanding:
Initial Class	11,539,085
Service Class	3,906,713

Net asset value and offering price per share:
Initial Class	$15.39
Service Class	15.15

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Dividend income	$517,218
Interest income	1,020
Net income (loss) from securities lending	266,652

Total investment income	784,890

Expenses:
Investment advisory fees	301,053
Investment management fees	655,356
Distribution and service fees:
Service Class	69,983
Administration fees	11,289
Transfer agent fees	1,896
Trustees, CCO and deferred compensation fees	3,278
Audit and tax fees	8,181
Custody fees	18,707
Legal fees	6,629
Printing and shareholder reports fees	14,836
Other	3,253

Total expenses	1,094,461

Net investment income (loss)	(309,571)

Net realized gain (loss) on:
Investments	5,507,066
Foreign currency transactions	14,051

Net realized gain (loss)	5,521,117

Net change in unrealized appreciation (depreciation) on:
Investments	(16,427,470)

Net change in unrealized appreciation (depreciation)	(16,427,470)

Net realized and change in unrealized gain (loss)	(10,906,353)

Net increase (decrease) in net assets resulting from operations	$(11,215,924)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Morgan Stanley Capital Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$(309,571)	$(1,125,548)
Net realized gain (loss)	5,521,117	36,684,181
Net change in unrealized appreciation (depreciation)	(16,427,470)	(7,558,385)

Net increase (decrease) in net assets resulting from operations	(11,215,924)	28,000,248

Dividends and/or distributions to shareholders:
Net realized gains:
Initial Class	—	(15,909,574)
Service Class	—	(4,493,395)

Total dividends and/or distributions from net realized gains	—	(20,402,969)

Capital share transactions:
Proceeds from shares sold:
Initial Class	5,776,119	16,584,374
Service Class	8,171,624	23,463,559

	13,947,743	40,047,933

Dividends and/or distributions reinvested:
Initial Class	—	15,909,574
Service Class	—	4,493,395

	—	20,402,969

Cost of shares redeemed:
Initial Class	(19,907,449)	(43,817,675)
Service Class	(7,286,332)	(8,141,590)

	(27,193,781)	(51,959,265)

Net increase (decrease) in net assets resulting from capital share transactions	(13,246,038)	8,491,637

Net increase (decrease) in net assets	(24,461,962)	16,088,916

Net assets:
Beginning of period/year	261,211,873	245,122,957

End of period/year	$236,749,911	$261,211,873

Undistributed (distributions in excess of) net investment income (loss)	$(309,571)	$—

Capital share transactions - shares:
Shares issued:
Initial Class	387,394	1,025,901
Service Class	557,036	1,449,040

	944,430	2,474,941

Shares reinvested:
Initial Class	—	1,067,757
Service Class	—	305,673

	—	1,373,430

Shares redeemed:
Initial Class	(1,344,474)	(2,633,194)
Service Class	(509,218)	(519,506)

	(1,853,692)	(3,152,700)

Net increase (decrease) in shares outstanding:
Initial Class	(957,080)	(539,536)
Service Class	47,818	1,235,207

	(909,262)	695,671

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Morgan Stanley Capital Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$16.03		$15.68	$15.13	$10.32	$11.03	$11.71

Investment operations:
Net investment income (loss) (A)	(0.02)		(0.06)	(0.04)	(0.01)	0.09	(0.01)
Net realized and unrealized gain (loss)	(0.62)		1.80	0.95	4.96	1.51	(0.67)

Total investment operations	(0.64)		1.74	0.91	4.95	1.60	(0.68)

Dividends and/or distributions to shareholders:
Net investment income	—		—	—	(0.08)	—	—
Net realized gains	—		(1.39)	(0.36)	(0.06)	(2.31)	—

Total dividends and/or distributions to shareholders	—		(1.39)	(0.36)	(0.14)	(2.31)	—

Net asset value, end of period/year	$15.39		$16.03	$15.68	$15.13	$10.32	$11.03

Total return (B)	(3.99	)%(C)	11.79%	6.00%	48.25%	15.55%	(5.81)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$177,582		$200,273	$204,432	$208,314	$154,340	$151,683
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.88	%(D)	0.87%	0.88%	0.88%	0.91%	0.91%
Including waiver and/or reimbursement and recapture	0.88	%(D)	0.87%	0.88%	0.90%	0.90%	0.90%
Net investment income (loss) to average net assets	(0.21	)%(D)	(0.39)%	(0.27)%	(0.05)%	0.75%	(0.05)%
Portfolio turnover rate	12	%(C)	31%	29%	30%	51%	105	%(E)

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$15.79		$15.51	$15.00	$10.24	$10.99	$11.69

Investment operations:
Net investment income (loss) (A)	(0.03)		(0.11)	(0.08)	(0.04)	0.06	(0.03)
Net realized and unrealized gain (loss)	(0.61)		1.78	0.95	4.92	1.50	(0.67)

Total investment operations	(0.64)		1.67	0.87	4.88	1.56	(0.70)

Dividends and/or distributions to shareholders:
Net investment income	—		—	—	(0.06)	—	—
Net realized gains	—		(1.39)	(0.36)	(0.06)	(2.31)	—

Total dividends and/or distributions to shareholders	—		(1.39)	(0.36)	(0.12)	(2.31)	—

Net asset value, end of period/year	$15.15		$15.79	$15.51	$15.00	$10.24	$10.99

Total return (B)	(4.05	)%(C)	11.45%	5.79%	47.89%	15.20%	(5.99)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$59,168		$60,939	$40,691	$36,515	$18,213	$12,591
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.13	%(D)	1.12%	1.13%	1.13%	1.16%	1.16%
Including waiver and/or reimbursement and recapture	1.13	%(D)	1.12%	1.13%	1.15%	1.15%	1.15%
Net investment income (loss) to average net assets	(0.46	)%(D)	(0.66)%	(0.52)%	(0.34)%	0.52%	(0.28)%
Portfolio turnover rate	12	%(C)	31%	29%	30%	51%	105	%(E)

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Morgan Stanley Capital Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included in Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2016, commissions recaptured are $8,515.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2016, if any, are identified in the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Net income from securities lending in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$41,089,392	$—	$—	$—	$41,089,392
Total Borrowings	$41,089,392	$—	$—	$—	$41,089,392
Gross amount of recognized liabilities for securities lending transactions					$41,089,392

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Options on foreign currency: The Portfolio may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Open option contracts at June 30, 2016, if any, are included within the Schedule of Investments.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2016.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$31,768	$—	$—	$—	$31,768
Total	$—	$31,768	$—	$—	$—	$31,768

(A)	Included within Investments, at value on the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary market risk exposure as of June 30, 2016.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$(128,946)	$—	$—	$—	$(128,946)
Total	$—	$(128,946)	$—	$—	$—	$(128,946)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$(527,679)	$—	$—	$—	$(527,679)
Total	$—	$(527,679)	$—	$—	$—	$(527,679)

(A)	Included within Net realized gain (loss) on transactions from Investments on the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments on the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2016.

Purchased Options and Swaptions at Value
Calls	Puts
$ 275,703	$ —

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (futures contracts, exchange traded options, and exchange traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

The following is a summary of the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2016. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

	Gross Amounts of Assets Presented in Statement of Assets and Liabilities (A)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities (A)	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Amount		Financial Instruments	Collateral Pledged (B)	Net Amount
	Assets				Liabilities
Royal Bank of Scotland PLC	$31,768	$—	$—	$31,768	$—	$—	$—	$—
Total	$31,768	$—	$—	$31,768	$—	$—	$—	$—

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

7. RISK FACTOR

Investing in the Portfolio may involve certain risks, as discussed in the Portfolio’s prospectus, including but not limited to the following:

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to larger price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

8. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

8. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $500 million	0.830%	0.800%
Over $500 million	0.705%	0.675%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.90%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolios for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolios operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

8. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser.

For the period ended June 30, 2016, brokerage commissions are $77.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 26,446,519	$ —	$ 32,849,269	$ —

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Morgan Stanley Capital Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Morgan Stanley Capital Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Morgan Stanley Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on March 21, 2011 pursuant to its current investment strategies.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Morgan Stanley Capital Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Morgan Stanley Capital Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,033.60	$3.69	$1,021.20	$3.67	0.73%
Service Class	1,000.00	1,032.60	4.95	1,020.00	4.92	0.98

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or ETFs in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	59.4%
Corporate Debt Securities	14.9
U.S. Government Obligations	9.2
U.S. Government Agency Obligations	6.6
Mortgage-Backed Securities	4.7
Short-Term U.S. Government Agency Obligations	4.6
Securities Lending Collateral	4.5
Repurchase Agreement	4.0
Asset-Backed Securities	2.1
Short-Term U.S. Government Obligations	0.8
Foreign Government Obligations	0.4
Municipal Government Obligations	0.2
Preferred Stocks	0.1
Net Other Assets (Liabilities) ^	(11.5)
Total	100.0%

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 59.4%
Aerospace & Defense - 1.8%
General Dynamics Corp.	2,329	$ 324,290
Honeywell International, Inc.	54,977	6,394,925
L-3 Communications Holdings, Inc.	17,527	2,571,036
Northrop Grumman Corp.	9,552	2,123,218
Textron, Inc.	7,606	278,075
United Technologies Corp.	56,691	5,813,662

		17,505,206

Air Freight & Logistics - 0.1%
United Parcel Service, Inc., Class B	5,220	562,298

Airlines - 0.3%
Delta Air Lines, Inc.	38,088	1,387,546
United Continental Holdings, Inc. (A)	46,200	1,896,048

		3,283,594

Auto Components - 0.1%
Delphi Automotive PLC, Class A	10,812	676,831
Johnson Controls, Inc.	7,215	319,336
Magna International, Inc., Class A	5,900	206,913

		1,203,080

Automobiles - 0.2%
Ford Motor Co.	87,672	1,102,037
General Motors Co.	27,907	789,768

		1,891,805

Banks - 2.8%
Bank of America Corp.	476,164	6,318,696
BB&T Corp.	12,283	437,398
Citigroup, Inc.	168,625	7,148,014
Citizens Financial Group, Inc.	17,398	347,612
Comerica, Inc., Class A	9,026	371,239
KeyCorp	76,354	843,712
Regions Financial Corp.	29,082	247,488
SVB Financial Group (A)	4,672	444,587
Wells Fargo & Co.	213,523	10,106,043
Zions Bancorporation (B)	10,151	255,095

		26,519,884

Beverages - 2.2%
Boston Beer Co., Inc., Class A (A) (B)	3,434	587,317
Coca-Cola Co.	100,591	4,559,790
Constellation Brands, Inc., Class A	15,922	2,633,499
Dr. Pepper Snapple Group, Inc.	5,751	555,719
Molson Coors Brewing Co., Class B	38,818	3,925,664
PepsiCo, Inc.	79,633	8,436,320

		20,698,309

Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (A)	12,867	1,502,351
Amgen, Inc.	1,848	281,173
Biogen, Inc. (A)	12,785	3,091,669
BioMarin Pharmaceutical, Inc. (A)	3,178	247,248
Celgene Corp. (A)	48,309	4,764,717
Gilead Sciences, Inc.	68,412	5,706,929
Vertex Pharmaceuticals, Inc. (A)	17,609	1,514,726

		17,108,813

Building Products - 0.3%
Allegion PLC	19,583	1,359,648
Masco Corp.	52,497	1,624,257

		2,983,905

	Shares	Value
COMMON STOCKS (continued)
Capital Markets - 1.6%
Ameriprise Financial, Inc.	1,986	$ 178,442
Bank of New York Mellon Corp.	21,304	827,660
BlackRock, Inc., Class A	9,845	3,372,208
Charles Schwab Corp.	99,810	2,526,191
Goldman Sachs Group, Inc.	8,513	1,264,862
Invesco, Ltd.	21,288	543,695
Morgan Stanley	141,045	3,664,349
State Street Corp.	36,417	1,963,605
TD Ameritrade Holding Corp. (B)	18,539	527,898

		14,868,910

Chemicals - 1.2%
Dow Chemical Co.	51,543	2,562,203
E.I. du Pont de Nemours & Co.	51,054	3,308,299
Eastman Chemical Co.	34,346	2,332,093
Monsanto Co.	8,206	848,582
Mosaic Co. (B)	82,688	2,164,772

		11,215,949

Communications Equipment - 0.3%
Cisco Systems, Inc.	93,643	2,686,618

Construction & Engineering - 0.1%
Fluor Corp.	28,092	1,384,374

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	4,309	827,328

Consumer Finance - 0.5%
American Express Co.	6,929	421,006
Capital One Financial Corp.	31,326	1,989,514
Discover Financial Services	29,510	1,581,441
Synchrony Financial (A)	22,543	569,887

		4,561,848

Containers & Packaging - 0.3%
Crown Holdings, Inc. (A)	36,710	1,860,096
Sealed Air Corp., Class A	6,165	283,405
WestRock Co.	23,593	917,060

		3,060,561

Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc., Class B (A)	54,582	7,902,928
Intercontinental Exchange, Inc.	7,783	1,992,137
S&P Global, Inc.	2,620	281,021
Voya Financial, Inc.	18,174	449,988

		10,626,074

Diversified Telecommunication Services - 1.1%
AT&T, Inc.	172,850	7,468,848
Verizon Communications, Inc.	49,763	2,778,766

		10,247,614

Electric Utilities - 1.4%
Edison International	42,018	3,263,538
Exelon Corp.	8,009	291,207
NextEra Energy, Inc.	37,840	4,934,336
PG&E Corp.	9,849	629,548
Xcel Energy, Inc.	84,556	3,786,418

		12,905,047

Electrical Equipment - 0.4%
Eaton Corp. PLC	56,320	3,363,993
Emerson Electric Co.	6,523	340,240

		3,704,233

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	5,180	$ 296,970
TE Connectivity, Ltd.	54,394	3,106,441

		3,403,411

Energy Equipment & Services - 0.5%
Baker Hughes, Inc.	13,864	625,682
Halliburton Co.	47,159	2,135,831
National Oilwell Varco, Inc. (B)	7,676	258,298
Schlumberger, Ltd.	17,546	1,387,538

		4,407,349

Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	23,195	3,642,543
Kroger Co.	69,799	2,567,905
Wal-Mart Stores, Inc.	946	69,077
Walgreens Boots Alliance, Inc.	22,836	1,901,554

		8,181,079

Food Products - 0.9%
Archer-Daniels-Midland Co.	10,887	466,943
Hershey Co. (B)	19,686	2,234,164
Mondelez International, Inc., Class A	122,288	5,565,327

		8,266,434

Gas Utilities - 0.1%
UGI Corp.	16,686	755,042

Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	104,942	4,125,270
Boston Scientific Corp. (A)	167,251	3,908,656
Medtronic PLC	3,432	297,795
Stryker Corp. (B)	12,968	1,553,955

		9,885,676

Health Care Providers & Services - 2.1%
Aetna, Inc.	28,077	3,429,044
Anthem, Inc.	3,434	451,022
Cigna Corp.	7,999	1,023,792
HCA Holdings, Inc. (A)	4,121	317,358
Humana, Inc., Class A	13,103	2,356,968
McKesson Corp.	30,094	5,617,045
Quest Diagnostics, Inc.	5,503	447,999
UnitedHealth Group, Inc.	45,666	6,448,039

		20,091,267

Hotels, Restaurants & Leisure - 0.8%
Royal Caribbean Cruises, Ltd., Class A (B)	33,002	2,216,084
Starbucks Corp.	55,690	3,181,013
Yum! Brands, Inc.	21,216	1,759,231

		7,156,328

Household Durables - 0.5%
D.R. Horton, Inc.	38,606	1,215,317
Harman International Industries, Inc. (B)	18,700	1,343,034
Mohawk Industries, Inc. (A)	1,718	326,008
Newell Brands, Inc.	6,956	337,853
PulteGroup, Inc.	55,945	1,090,368
Toll Brothers, Inc. (A)	16,261	437,583

		4,750,163

Household Products - 1.2%
Kimberly-Clark Corp.	38,656	5,314,427
Procter & Gamble Co.	70,669	5,983,544

		11,297,971

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates - 0.7%
3M Co.	1,662	$ 291,050
Danaher Corp.	9,309	940,209
General Electric Co.	173,142	5,450,510

		6,681,769

Insurance - 1.5%
American International Group, Inc.	48,722	2,576,907
Arthur J. Gallagher & Co.	20,409	971,468
Chubb, Ltd.	37,010	4,837,577
Everest RE Group, Ltd.	1,800	328,806
MetLife, Inc.	101,390	4,038,364
Prudential Financial, Inc.	3,639	259,606
XL Group PLC, Class A	33,343	1,110,655

		14,123,383

Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (A)	13,060	9,345,997

Internet Software & Services - 2.7%
Alphabet, Inc., Class A (A)	11,124	7,826,068
Alphabet, Inc., Class C (A)	11,181	7,738,370
Facebook, Inc., Class A (A)	87,628	10,014,128

		25,578,566

IT Services - 2.2%
Accenture PLC, Class A	65,356	7,404,181
Automatic Data Processing, Inc.	3,570	327,976
Cognizant Technology Solutions Corp., Class A (A)	45,229	2,588,908
Fidelity National Information Services, Inc.	38,422	2,830,933
Global Payments, Inc.	4,417	315,286
MasterCard, Inc., Class A	5,669	499,212
PayPal Holdings, Inc. (A)	14,755	538,705
Vantiv, Inc., Class A (A)	13,397	758,270
Visa, Inc., Class A (B)	70,193	5,206,215

		20,469,686

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	9,920	440,051
Illumina, Inc. (A)	9,691	1,360,423
Thermo Fisher Scientific, Inc.	13,806	2,039,974

		3,840,448

Machinery - 1.2%
Caterpillar, Inc. (B)	3,780	286,562
Cummins, Inc.	19,816	2,228,111
Deere & Co. (B)	4,028	326,429
Ingersoll-Rand PLC	12,450	792,816
PACCAR, Inc. (B)	56,232	2,916,754
Parker-Hannifin Corp.	5,271	569,531
Pentair PLC	5,483	319,604
Snap-on, Inc.	5,324	840,234
Stanley Black & Decker, Inc.	23,797	2,646,702

		10,926,743

Media - 2.5%
CBS Corp., Class B	13,012	708,373
Charter Communications, Inc., Class A (A)	12,381	2,830,792
Comcast Corp., Class A	105,684	6,889,540
DISH Network Corp., Class A (A)	25,259	1,323,572
Sirius XM Holdings, Inc. (A) (B)	140,875	556,456
Time Warner, Inc.	84,526	6,216,042
Twenty-First Century Fox, Inc., Class A	194,987	5,274,398

		23,799,173

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining - 0.1%
Newmont Mining Corp.	15,147	$ 592,551
U.S. Steel Corp. (B)	5,250	88,515

		681,066

Multi-Utilities - 0.7%
CMS Energy Corp.	46,358	2,125,978
Public Service Enterprise Group, Inc. (B)	54,433	2,537,122
Sempra Energy	16,140	1,840,283

		6,503,383

Multiline Retail - 0.4%
Dollar General Corp.	29,740	2,795,560
Target Corp.	12,853	897,397

		3,692,957

Oil, Gas & Consumable Fuels - 3.9%
Cabot Oil & Gas Corp.	65,607	1,688,724
Chevron Corp.	70,279	7,367,348
Concho Resources, Inc. (A) (B)	7,729	921,838
ConocoPhillips	44,351	1,933,704
Diamondback Energy, Inc. (A) (B)	13,888	1,266,724
EOG Resources, Inc.	28,196	2,352,110
EQT Corp.	25,405	1,967,109
Exxon Mobil Corp.	102,720	9,628,973
Kinder Morgan, Inc.	40,771	763,233
Marathon Petroleum Corp.	9,908	376,108
Occidental Petroleum Corp.	54,734	4,135,701
Pioneer Natural Resources Co.	21,085	3,188,263
Valero Energy Corp.	28,820	1,469,820

		37,059,655

Pharmaceuticals - 3.8%
Allergan PLC (A)	17,058	3,941,933
Bristol-Myers Squibb Co.	108,353	7,969,363
Eli Lilly & Co.	73,528	5,790,330
Johnson & Johnson	52,115	6,321,550
Merck & Co., Inc.	32,707	1,884,250
Mylan NV (A)	11,850	512,394
Pfizer, Inc.	262,875	9,255,829

		35,675,649

Professional Services - 0.0% (C)
Equifax, Inc.	2,198	282,223

Real Estate Investment Trusts - 1.7%
American Tower Corp., Class A	10,466	1,189,042
Apartment Investment & Management Co., Class A	6,560	289,690
AvalonBay Communities, Inc.	12,865	2,320,717
Boston Properties, Inc.	3,183	419,838
DiamondRock Hospitality Co.	32,829	296,446
Equinix, Inc.	3,643	1,412,500
Essex Property Trust, Inc.	2,522	575,243
HCP, Inc.	31,889	1,128,233
Kimco Realty Corp. (B)	47,832	1,500,968
LaSalle Hotel Properties (B)	21,644	510,365
Liberty Property Trust, Series C	15,955	633,733
Macerich Co., Class A	3,687	314,833
Prologis, Inc., Class A	27,695	1,358,163
Public Storage	2,684	686,004
Simon Property Group, Inc.	11,673	2,531,874

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
SL Green Realty Corp. (B)	8,123	$ 864,856
STORE Capital Corp.	9,330	274,768

		16,307,273

Road & Rail - 0.8%
Canadian Pacific Railway, Ltd.	13,608	1,752,574
CSX Corp.	29,506	769,517
Union Pacific Corp.	61,580	5,372,855

		7,894,946

Semiconductors & Semiconductor Equipment - 1.9%
Broadcom, Ltd.	41,879	6,507,997
KLA-Tencor Corp.	4,707	344,788
Lam Research Corp.	55,569	4,671,130
NXP Semiconductors NV (A)	18,312	1,434,562
Qorvo, Inc. (A)	3,674	203,025
Texas Instruments, Inc.	77,463	4,853,057

		18,014,559

Software - 2.4%
Adobe Systems, Inc. (A)	56,897	5,450,163
Microsoft Corp.	318,811	16,313,559
Oracle Corp.	21,232	869,026

		22,632,748

Specialty Retail - 2.1%
AutoNation, Inc. (A) (B)	4,312	202,578
Best Buy Co., Inc. (B)	33,541	1,026,355
Home Depot, Inc.	52,937	6,759,526
Lowe’s Cos., Inc.	77,512	6,136,625
O’Reilly Automotive, Inc. (A)	5,923	1,605,725
Ross Stores, Inc.	5,361	303,915
Signet Jewelers, Ltd. (B)	1,532	126,252
Tiffany & Co. (B)	7,834	475,054
TJX Cos., Inc.	45,428	3,508,404

		20,144,434

Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	175,982	16,823,879
Hewlett Packard Enterprise Co.	14,051	256,712
HP, Inc.	136,870	1,717,718
Western Digital Corp.	26,553	1,254,895

		20,053,204

Textiles, Apparel & Luxury Goods - 0.4%
lululemon athletica, Inc. (A) (B)	3,395	250,755
PVH Corp.	2,580	243,113
Ralph Lauren Corp., Class A (B)	9,480	849,598
VF Corp.	34,748	2,136,654

		3,480,120

Tobacco - 0.7%
Philip Morris International, Inc.	67,860	6,902,719

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (A)	20,509	887,424

Total Common Stocks (Cost $498,066,757)		561,018,295

PREFERRED STOCKS - 0.1%
Banks - 0.1%
Citigroup Capital XIII 7.01% (D)	15,621	407,239

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Capital Markets - 0.0% (C)
State Street Corp. Series D, 5.90% (B) (D)	3,072	$ 86,600

Electric Utilities - 0.0% (C)
SCE Trust III Series H, 5.75% (B) (D)	1,280	37,120

Total Preferred Stocks (Cost $537,460)		530,959

	Principal	Value
ASSET-BACKED SECURITIES - 2.1%
321 Henderson Receivables VI LLC Series 2010-1A, Class A, 5.56%, 07/15/2059 (E)	$ 620,051	688,593
American Tower Trust I Series 2013-1A, Class 1A, 1.55%, 03/15/2043 (E)	1,120,000	1,122,372
BlueMountain CLO, Ltd. Series 2015-2A, Class A1, 2.06% (D), 07/18/2027 (E)	910,000	903,054
BXG Receivables Note Trust Series 2015-A, Class A, 2.88%, 05/02/2030 (E)	1,405,180	1,421,948
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class C,
2.86%, 01/15/2019	100,000	100,717
Series 2012-2, Class D,
3.50%, 01/15/2019	100,000	100,930
HSBC Home Equity Loan Trust Series 2006-3, Class M1, 0.71% (D), 03/20/2036	1,000,000	985,223
ICG US CLO, Ltd. Series 2014-1A, Class A1, 1.78% (D), 04/20/2026 (E)	2,025,000	1,982,044
MVW Owner Trust Series 2014-1A, Class A, 2.25%, 09/22/2031 (E)	465,046	457,702
NRZ Advance Receivables Trust Series 2015-T4, Class AT4, 3.20%, 11/15/2047 (E)	1,250,000	1,255,852
OCP CLO, Ltd. Series 2015-8A, Class A1, 2.16% (D), 04/17/2027 (E)	930,000	918,290
Ocwen Master Advance Receivables Trust Series 2015-T3, Class AT3, 3.21%, 11/15/2047 (E)	1,270,000	1,275,386
Orange Lake Timeshare Trust Series 2015-AA, Class A, 2.88%, 09/08/2027 (E)	608,221	609,020
Palmer Square CLO, Ltd. Series 2015-2A, Class A1A, 2.13% (D), 07/20/2027 (E)	915,000	907,627
SBA Tower Trust Series 2014-1A, Class C, 2.90% (D), 10/15/2044 (E)	2,565,000	2,600,615
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B,
2.70%, 10/20/2030 (E)	143,511	143,247

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC (continued)
Series 2014-1A, Class A,
2.07%, 03/20/2030 (E)	$ 336,979	$ 336,228
Series 2014-2A, Class A,
2.05%, 06/20/2031 (E)	297,677	297,073
Series 2014-3A, Class A,
2.30%, 10/20/2031 (E)	318,665	319,631
Series 2015-1A, Class A,
2.40%, 03/22/2032 (E)	230,853	231,375
Series 2015-1A, Class B,
3.05%, 03/22/2032 (E)	240,472	241,055
Silverleaf Finance XVIII LLC Series 2014-A, Class A, 2.81%, 01/15/2027 (E)	314,636	313,806
SLM Private Education Loan Trust Series 2011-B, Class A3, 2.69% (D), 06/16/2042 (E)	115,000	118,128
SolarCity LMC Series III LLC Series 2014-2, Class A, 4.02%, 07/20/2044 (E)	611,499	591,229
SpringCastle America Funding LLC Series 2014-AA, Class A, 2.70%, 05/25/2023 (E)	281,527	282,484
Trafigura Securitisation Finance PLC Series 2014-1A, Class A, 1.39% (D), 10/15/2018 (E)	1,420,000	1,405,101

Total Asset-Backed Securities (Cost $19,633,909)		19,608,730

CORPORATE DEBT SECURITIES - 14.9%
Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	295,000	334,838
5.10%, 01/15/2044	215,000	250,517

		585,355

Airlines - 0.6%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	837,030	865,422
3.70%, 04/01/2028	803,785	835,936
Delta Air Lines Pass-Through Trust 6.82%, 02/10/2024	629,291	731,236
Northwest Airlines Pass-Through Trust 7.03%, 05/01/2021	654,614	738,078
United Airlines Pass-Through Trust 3.75%, 03/03/2028	2,111,715	2,233,138

		5,403,810

Auto Components - 0.0% (C)
BorgWarner, Inc. 3.38%, 03/15/2025 (B)	450,000	460,134

Automobiles - 0.1%
BMW US Capital LLC 2.80%, 04/11/2026 (B) (E)	440,000	451,314
General Motors Co.
4.88%, 10/02/2023	640,000	681,306
6.25%, 10/02/2043	155,000	172,182

		1,304,802

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks - 2.6%
Bank of America Corp.
4.10%, 07/24/2023	$ 755,000	$ 808,858
4.45%, 03/03/2026, MTN	575,000	601,413
5.42%, 03/15/2017	800,000	822,477
5.75%, 12/01/2017	320,000	338,701
Bank One Corp. 8.00%, 04/29/2027	350,000	474,343
Barclays Bank PLC 10.18%, 06/12/2021 (E)	1,945,000	2,448,802
Branch Banking & Trust Co. 3.80%, 10/30/2026	500,000	550,664
Citigroup, Inc.
1.70%, 04/27/2018	753,000	754,207
3.38%, 03/01/2023	341,000	352,867
4.95%, 11/07/2043	75,000	85,004
6.68%, 09/13/2043	75,000	96,288
Commerzbank AG 8.13%, 09/19/2023 (E)	2,130,000	2,486,093
Cooperatieve Rabobank UA
2.25%, 01/14/2019	265,000	270,103
11.00% (D), 06/30/2019 (E) (F)	2,283,000	2,722,477
First Horizon National Corp. 3.50%, 12/15/2020	470,000	474,304
HSBC Holdings PLC
4.25%, 03/14/2024	200,000	202,357
5.25%, 03/14/2044	201,000	212,361
Intesa Sanpaolo SpA 5.02%, 06/26/2024 (E)	315,000	288,382
JPMorgan Chase & Co.
2.00%, 08/15/2017	1,175,000	1,185,947
3.25%, 09/23/2022	1,082,000	1,131,150
4.85%, 02/01/2044 (B)	75,000	89,979
6.75% (D), 02/01/2024 (B) (F)	66,000	72,683
JPMorgan Chase Bank NA 6.00%, 10/01/2017	510,000	538,668
Macquarie Bank, Ltd. 1.65%, 03/24/2017 (E)	365,000	365,810
Nordea Bank AB 4.25%, 09/21/2022 (E)	2,600,000	2,747,857
Royal Bank of Scotland Group PLC
5.13%, 05/28/2024	155,000	151,141
6.00%, 12/19/2023	275,000	279,436
6.40%, 10/21/2019	185,000	204,115
Societe Generale SA 5.00%, 01/17/2024 (B) (E)	275,000	285,974
Svenska Handelsbanken AB 2.45%, 03/30/2021, MTN (B)	2,000,000	2,054,602
Wells Fargo & Co.
2.15%, 01/15/2019	134,000	136,803
4.13%, 08/15/2023	896,000	964,633
5.38%, 11/02/2043	280,000	326,192
5.90% (D), 06/15/2024 (F)	178,000	183,118

		24,707,809

Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc. 3.65%, 02/01/2026	285,000	305,305

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc. 2.50%, 07/15/2022	$ 1,280,000	$ 1,302,219
Molson Coors Brewing Co. 2.10%, 07/15/2021 (G)	770,000	772,341

		2,379,865

Biotechnology - 0.6%
Celgene Corp.
3.63%, 05/15/2024	570,000	593,628
3.88%, 08/15/2025	1,125,000	1,199,997
5.00%, 08/15/2045	1,170,000	1,288,567
Gilead Sciences, Inc.
3.65%, 03/01/2026	1,075,000	1,169,791
4.75%, 03/01/2046	1,235,000	1,404,322

		5,656,305

Building Products - 0.1%
Owens Corning 4.20%, 12/15/2022	680,000	725,108

Capital Markets - 1.7%
Ameriprise Financial, Inc. 3.70%, 10/15/2024	1,410,000	1,501,895
Bank of New York Mellon Corp. 2.10%, 01/15/2019, MTN	205,000	209,578
Credit Suisse Group Funding Guernsey, Ltd. 3.80%, 06/09/2023 (E)	1,515,000	1,511,113
Deutsche Bank AG
1.95% (D), 08/20/2020	280,000	273,335
6.00%, 09/01/2017	550,000	573,847
Goldman Sachs Group, Inc.
1.73% (D), 11/15/2018, MTN	500,000	501,220
4.25%, 10/21/2025	1,005,000	1,038,857
5.75%, 01/24/2022	1,575,000	1,828,512
6.25%, 02/01/2041	175,000	226,468
6.75%, 10/01/2037	80,000	98,683
Macquarie Group, Ltd. 6.25%, 01/14/2021 (E)	1,230,000	1,405,793
Morgan Stanley
5.00%, 11/24/2025	955,000	1,045,525
5.75%, 01/25/2021	2,295,000	2,616,633
Oaktree Capital Management, LP 6.75%, 12/02/2019 (E)	705,000	808,299
UBS AG
1.80%, 03/26/2018, MTN	500,000	504,757
7.63%, 08/17/2022	935,000	1,058,888
UBS Group Funding Jersey, Ltd. 4.13%, 09/24/2025 (E)	962,000	997,159

		16,200,562

Chemicals - 0.1%
LyondellBasell Industries NV 5.00%, 04/15/2019	289,000	312,809
Monsanto Co. 4.40%, 07/15/2044	480,000	470,665

		783,474

Commercial Services & Supplies - 0.2%
ERAC USA Finance LLC 3.85%, 11/15/2024 (E)	720,000	773,953
Hutchison Whampoa International 14, Ltd. 1.63%, 10/31/2017 (E)	935,000	939,263

		1,713,216

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment - 0.2%
Cisco Systems, Inc. 2.13%, 03/01/2019 (B)	$ 225,000	$ 231,089
Harris Corp. 5.55%, 10/01/2021	1,250,000	1,418,059

		1,649,148

Construction & Engineering - 0.0% (C)
SBA Tower Trust 2.88%, 07/15/2046 (E) (G)	337,000	336,899

Construction Materials - 0.1%
Martin Marietta Materials, Inc. 4.25%, 07/02/2024	1,065,000	1,134,364

Consumer Finance - 0.2%
Discover Financial Services 3.85%, 11/21/2022	793,000	805,367
Ford Motor Credit Co. LLC 4.38%, 08/06/2023 (B)	755,000	820,565

		1,625,932

Containers & Packaging - 0.1%
International Paper Co. 4.75%, 02/15/2022	694,000	771,017

Diversified Telecommunication Services - 0.7%
AT&T, Inc.
2.45%, 06/30/2020	1,185,000	1,209,836
3.40%, 05/15/2025	1,025,000	1,048,480
4.35%, 06/15/2045	445,000	431,190
4.60%, 02/15/2021	285,000	311,872
5.00%, 03/01/2021	150,000	167,962
GTP Acquisition Partners I LLC 2.35%, 06/15/2045 (E)	210,000	209,551
Intelsat Jackson Holdings SA 7.25%, 04/01/2019	220,000	160,600
Sprint Capital Corp. 6.88%, 11/15/2028	175,000	137,375
Verizon Communications, Inc.
3.45%, 03/15/2021 (B)	620,000	664,287
4.50%, 09/15/2020	185,000	205,342
5.15%, 09/15/2023	1,055,000	1,228,680
6.55%, 09/15/2043	713,000	960,686

		6,735,861

Electric Utilities - 0.5%
Appalachian Power Co. 3.40%, 06/01/2025 (B)	550,000	583,675
CenterPoint Energy Houston Electric LLC 4.50%, 04/01/2044	270,000	318,537
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	114,000	125,484
8.88%, 11/15/2018	65,000	75,737
Commonwealth Edison Co. 4.70%, 01/15/2044	175,000	210,588
Duke Energy Carolinas LLC 4.25%, 12/15/2041	183,000	205,058
Duke Energy Corp. 3.75%, 04/15/2024	46,000	49,394
Entergy Arkansas, Inc. 3.70%, 06/01/2024	267,000	292,677

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Jersey Central Power & Light Co. 7.35%, 02/01/2019	$ 128,000	$ 144,360
Niagara Mohawk Power Corp. 4.88%, 08/15/2019 (E)	347,000	379,892
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	654,000	725,006
5.30%, 06/01/2042	75,000	93,462
Pacific Gas & Electric Co. 4.75%, 02/15/2044	79,000	93,328
PacifiCorp
3.60%, 04/01/2024 (B)	825,000	906,183
5.75%, 04/01/2037	150,000	196,182
Public Service Electric & Gas Co. 3.00%, 05/15/2025, MTN (B)	560,000	598,361

		4,997,924

Energy Equipment & Services - 0.1%
Hiland Partners Holdings LLC / Hiland Partners Finance Corp. 7.25%, 10/01/2020 (E)	245,000	254,187
Schlumberger Holdings Corp. 3.00%, 12/21/2020 (E)	420,000	438,042
Schlumberger Investment SA 3.65%, 12/01/2023	132,000	141,698
Weatherford International, Ltd. 5.95%, 04/15/2042	155,000	110,050

		943,977

Food & Staples Retailing - 0.4%
CVS Health Corp.
2.25%, 08/12/2019	1,165,000	1,196,429
5.30%, 12/05/2043	209,000	260,902
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	191,000	212,011
4.30%, 04/22/2044 (B)	575,000	670,972
Walgreens Boots Alliance, Inc. 3.30%, 11/18/2021	1,028,000	1,078,002

		3,418,316

Food Products - 0.1%
Kraft Heinz Foods Co. 2.80%, 07/02/2020 (E)	460,000	477,683
Mondelez International, Inc. 2.25%, 02/01/2019	255,000	260,560

		738,243

Health Care Equipment & Supplies - 0.1%
Becton Dickinson and Co. 2.68%, 12/15/2019	355,000	365,129
Boston Scientific Corp. 2.65%, 10/01/2018	251,000	256,569

		621,698

Health Care Providers & Services - 0.4%
Aetna, Inc. 4.75%, 03/15/2044	58,000	63,725
Anthem, Inc.
1.88%, 01/15/2018	306,000	307,732
2.30%, 07/15/2018	853,000	865,270
3.30%, 01/15/2023	100,000	103,293

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Coventry Health Care, Inc. 5.45%, 06/15/2021	$ 222,000	$ 253,341
Express Scripts Holding Co.
3.40%, 03/01/2027 (G)	710,000	709,097
4.75%, 11/15/2021	245,000	274,806
4.80%, 07/15/2046 (G)	195,000	194,740
HCA Holdings, Inc. 6.25%, 02/15/2021	345,000	368,287
Tenet Healthcare Corp. 6.25%, 11/01/2018	210,000	221,550
UnitedHealth Group, Inc. 3.38%, 11/15/2021	78,000	84,186

		3,446,027

Household Products - 0.1%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.75%, 10/15/2020	945,000	975,712

Industrial Conglomerates - 0.4%
General Electric Co.
5.00% (D), 01/21/2021 (F)	2,741,000	2,908,201
5.50%, 01/08/2020, MTN	610,000	697,242
6.88%, 01/10/2039, MTN	80,000	120,756

		3,726,199

Insurance - 0.9%
American International Group, Inc.
4.13%, 02/15/2024	256,000	270,062
8.18% (D), 05/15/2068	72,000	90,499
Fidelity National Financial, Inc.
5.50%, 09/01/2022	255,000	281,146
6.60%, 05/15/2017	800,000	833,454
Genworth Holdings, Inc. 7.63%, 09/24/2021	185,000	157,481
Lincoln National Corp. 8.75%, 07/01/2019	995,000	1,177,004
Metropolitan Life Global Funding I
1.30%, 04/10/2017 (E)	825,000	827,576
3.88%, 04/11/2022 (E)	750,000	815,823
OneBeacon US Holdings, Inc. 4.60%, 11/09/2022	445,000	452,558
Pacific Life Insurance Co. 9.25%, 06/15/2039 (E)	915,000	1,387,329
Principal Financial Group, Inc. 8.88%, 05/15/2019	445,000	528,045
Prudential Financial, Inc.
5.38%, 06/21/2020, MTN	294,000	331,448
7.38%, 06/15/2019, MTN	250,000	290,040
Reinsurance Group of America, Inc. 3.32% (D), 12/15/2065	1,861,000	1,353,878

		8,796,343

IT Services - 0.1%
International Business Machines Corp. 3.63%, 02/12/2024 (B)	170,000	185,385
MasterCard, Inc.
2.00%, 04/01/2019	224,000	229,697
3.38%, 04/01/2024	144,000	156,040

		571,122

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 2.40%, 02/01/2019	$ 581,000	$ 591,104

Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd. 2.13%, 04/27/2020 (E)	580,000	583,656

Media - 0.3%
CBS Corp.
4.63%, 05/15/2018	89,000	93,906
5.75%, 04/15/2020	85,000	97,259
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/2022	550,000	550,000
Comcast Corp. 5.88%, 02/15/2018	426,000	458,797
NBCUniversal Enterprise, Inc. 5.25%, 03/19/2021 (E) (F)	200,000	206,250
NBCUniversal Media LLC
4.38%, 04/01/2021	1,190,000	1,333,476
4.45%, 01/15/2043	359,000	401,912

		3,141,600

Metals & Mining - 0.1%
BHP Billiton Finance USA, Ltd. 3.85%, 09/30/2023 (B)	180,000	195,869
Freeport-McMoRan, Inc. 3.88%, 03/15/2023 (B)	185,000	161,875
Novelis, Inc. 8.75%, 12/15/2020	625,000	651,563
Rio Tinto Finance USA PLC 2.88%, 08/21/2022 (B)	152,000	154,323

		1,163,630

Multi-Utilities - 0.1%
CMS Energy Corp.
3.88%, 03/01/2024	87,000	94,617
4.88%, 03/01/2044	201,000	230,440
DTE Electric Co. 4.30%, 07/01/2044	475,000	545,439

		870,496

Oil, Gas & Consumable Fuels - 0.8%
Anadarko Petroleum Corp. 5.55%, 03/15/2026 (B)	359,000	396,436
Apache Corp.
4.25%, 01/15/2044	66,000	63,891
4.75%, 04/15/2043	85,000	87,386
BP Capital Markets PLC 3.12%, 05/04/2026	825,000	842,709
Energy Transfer Partners, LP
5.15%, 02/01/2043	800,000	715,055
5.95%, 10/01/2043	155,000	149,783
EOG Resources, Inc. 2.45%, 04/01/2020	371,000	376,218
Exxon Mobil Corp.
1.82%, 03/15/2019	640,000	652,148
3.04%, 03/01/2026 (B)	310,000	329,069
Husky Energy, Inc. 4.00%, 04/15/2024 (B)	185,000	187,934

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuel (continued)
Kerr-McGee Corp. 6.95%, 07/01/2024	$ 190,000	$ 219,683
Kinder Morgan Energy Partners, LP 4.15%, 02/01/2024	605,000	608,105
Laredo Petroleum, Inc. 7.38%, 05/01/2022 (B)	230,000	230,575
MEG Energy Corp. 6.50%, 03/15/2021 (E)	180,000	139,500
Murphy Oil Corp. 3.50%, 12/01/2017	316,000	315,071
Nexen Energy ULC 5.88%, 03/10/2035	10,000	11,705
Noble Energy, Inc.
6.00%, 03/01/2041	95,000	102,169
8.25%, 03/01/2019	195,000	223,336
Peabody Energy Corp. 6.25%, 11/15/2021 (H)	165,000	21,862
Petrobras Global Finance BV 6.25%, 03/17/2024	410,000	363,875
Petroleos Mexicanos 3.50%, 07/18/2018 - 01/30/2023	510,000	500,984
Range Resources Corp. 5.75%, 06/01/2021	45,000	43,987
Shell International Finance BV 2.00%, 11/15/2018	364,000	370,190
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	160,000	171,293
4.63%, 03/01/2034	145,000	152,455
Western Gas Partners, LP 5.38%, 06/01/2021	259,000	273,075
Williams Cos., Inc.
3.70%, 01/15/2023	83,000	73,455
7.88%, 09/01/2021	109,000	117,175
Williams Partners, LP 5.40%, 03/04/2044	128,000	113,874

		7,852,998

Pharmaceuticals - 0.2%
Actavis Funding SCS 4.55%, 03/15/2035	765,000	786,206
Mylan NV 3.15%, 06/15/2021 (E)	807,000	818,579
Perrigo Co. PLC 2.30%, 11/08/2018	645,000	650,553
Teva Pharmaceutical Finance Co., BV 3.65%, 11/10/2021 (B)	41,000	43,449

		2,298,787

Real Estate Investment Trusts - 0.9%
EPR Properties 4.50%, 04/01/2025	955,000	947,082
HCP, Inc. 3.40%, 02/01/2025 (B)	920,000	889,573
Hospitality Properties Trust 5.00%, 08/15/2022	600,000	644,813
Kilroy Realty, LP 4.25%, 08/15/2029	1,120,000	1,184,779
Realty Income Corp.
3.88%, 07/15/2024	965,000	1,013,529

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Investment Trusts (continued)
Realty Income Corp. (continued)
6.75%, 08/15/2019	$ 240,000	$ 275,004
Simon Property Group, LP 3.38%, 10/01/2024	1,470,000	1,576,766
Ventas Realty, LP / Ventas Capital Corp. 2.70%, 04/01/2020 (B)	79,000	80,625
Vereit Operating Partnership, LP
2.00%, 02/06/2017	1,215,000	1,222,290
3.00%, 02/06/2019	270,000	270,337

		8,104,798

Road & Rail - 0.1%
Aviation Capital Group Corp. 7.13%, 10/15/2020 (E)	1,131,000	1,283,685
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	51,000	53,634
3.75%, 04/01/2024	48,000	53,037

		1,390,356

Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp. 2.45%, 07/29/2020	960,000	998,326
KLA-Tencor Corp. 4.13%, 11/01/2021	685,000	729,279
LAM Research Corp. 3.90%, 06/15/2026	240,000	252,667

		1,980,272

Software - 0.1%
Microsoft Corp. 2.70%, 02/12/2025	695,000	718,500

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
2.40%, 05/03/2023	700,000	712,846
2.85%, 02/23/2023	490,000	514,900
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 6.02%, 06/15/2026 (E)	340,000	354,445
Hewlett Packard Enterprise Co. 3.60%, 10/15/2020 (E)	1,280,000	1,336,040
HP, Inc. 3.75%, 12/01/2020	45,000	47,534

		2,965,765

Tobacco - 0.1%
Altria Group, Inc. 4.00%, 01/31/2024	144,000	161,099
RJ Reynolds Tobacco Co. 8.13%, 06/23/2019	740,000	877,345

		1,038,444

Trading Companies & Distributors - 0.2%
International Lease Finance Corp.
6.75%, 09/01/2016 (E)	1,045,000	1,050,225
7.13%, 09/01/2018 (E)	650,000	713,661

		1,763,886

Wireless Telecommunication Services - 0.6%
America Movil SAB de CV
2.38%, 09/08/2016	660,000	661,936
4.38%, 07/16/2042 (B)	250,000	252,651

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
Crown Castle Towers LLC
3.22%, 05/15/2042 (E)	$ 520,000	$ 540,475
4.88%, 08/15/2040 (E)	675,000	735,840
6.11%, 01/15/2040 (E)	1,755,000	1,952,192
SBA Tower Trust 2.24%, 04/15/2043 (E)	280,000	280,766
Sprint Communications, Inc. 9.00%, 11/15/2018 (E)	1,075,000	1,144,875
Sprint Corp. 7.88%, 09/15/2023	200,000	163,500
T-Mobile USA, Inc.
6.46%, 04/28/2019 (B)	20,000	20,325
6.63%, 04/28/2021	75,000	78,375
6.73%, 04/28/2022	75,000	78,866
6.84%, 04/28/2023	25,000	26,406

		5,936,207

Total Corporate Debt Securities (Cost $138,285,922)		140,809,721

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Brazil - 0.0% (C)
Brazil Government International Bond 4.25%, 01/07/2025 (B)	230,000	225,975

Colombia - 0.0% (C)
Colombia Government International Bond
4.00%, 02/26/2024 (B)	305,000	318,573
4.50%, 01/28/2026 (B)	200,000	213,000

		531,573

Indonesia - 0.1%
Indonesia Government International Bond
4.75%, 01/08/2026 (E)	270,000	293,995
5.38%, 10/17/2023 (B) (E)	400,000	450,121

		744,116

Mexico - 0.1%
Mexico Government International Bond 4.00%, 10/02/2023	800,000	861,240

Peru - 0.0% (C)
Peru Government International Bond 7.35%, 07/21/2025 (B)	160,000	217,600

Republic of Korea - 0.1%
Export-Import Bank of Korea 4.00%, 01/11/2017	665,000	674,908
Korea Development Bank 3.50%, 08/22/2017	475,000	487,168

		1,162,076

Turkey - 0.1%
Turkey Government International Bond 5.75%, 03/22/2024	520,000	579,857

Total Foreign Government Obligations (Cost $4,124,159)		4,322,437

MORTGAGE-BACKED SECURITIES - 4.7%
Aventura Mall Trust Series 2013-AVM, Class A, 3.87% (D), 12/05/2032 (E)	1,300,000	1,405,452

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Commercial Mortgage Trust Series 2007-3, Class A1A, 5.72% (D), 06/10/2049	$ 354,507	$ 363,505
Banc of America Re-REMIC Trust Series 2010-UB3, Class A4B1, 5.72% (D), 06/15/2049 (E)	475,000	481,657
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	590,000	604,401
Series 2012-TFT, Class C,
3.58% (D), 06/05/2030 (E)	1,390,000	1,369,589
BB-UBS Trust, Interest Only STRIPS Series 2012-SHOW, Class XA, 0.73% (D), 11/05/2036 (E)	3,935,000	181,672
BBCMS Trust Series 2013-TYSN, Class B, 4.04%, 09/05/2032 (E)	755,000	802,673
BCAP LLC Trust
Series 2009-RR14, Class 1A1,
6.00% (D), 05/26/2037 (E)	107,614	111,524
Series 2009-RR6, Class 2A1,
2.83% (D), 08/26/2035 (E)	658,050	650,828
Series 2010-RR1, Class 12A1,
5.25% (D), 08/26/2036 (E)	182,680	185,117
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A,
5.19%, 12/11/2038	354,250	356,446
Series 2007-PW15, Class A1A,
5.32%, 02/11/2044	264,435	269,241
Series 2007-PW17, Class A1A,
5.65% (D), 06/11/2050	434,021	450,103
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	185,000	202,880
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	285,000	317,593
Citigroup Mortgage Loan Trust Series 2015-A, Class A1, 3.50% (D), 06/25/2058 (E)	1,165,891	1,199,209
COMM Mortgage Trust
Series 2010-RR1, Class GEB,
5.54% (D), 12/11/2049 (E)	1,260,000	1,277,526
Series 2013-CR11, Class AM,
4.72% (D), 10/10/2046	90,000	102,563
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	170,000	178,474
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	205,000	225,835
Commercial Mortgage Pass-Through Certificates Series 2012-LTRT, Class A2, 3.40%, 10/05/2030 (E)	990,000	1,039,127
Commercial Mortgage Trust Series 2007-GG11, Class AM, 5.87% (D), 12/10/2049	150,000	155,168
Core Industrial Trust Series 2015-CALW, Class B, 3.25%, 02/10/2034 (E)	1,135,000	1,179,273

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates Series 2009-11R, Class 5A1, 4.04% (D), 08/26/2036 (E)	$ 752,567	$ 736,202
CSMC Trust
Series 2010-1R, Class 28A1,
5.00%, 02/27/2047 (E)	247,115	245,196
Series 2010-RR1, Class 2A,
5.70% (D), 09/15/2040 (E)	401,909	408,667
Series 2014-4R, Class 21A1,
0.78% (D), 12/27/2035 (E)	1,033,683	942,292
DBRR Trust Series 2011-C32, Class A3A, 5.89% (D), 06/17/2049 (E)	150,000	152,510
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-RMP1, Class A2, 0.60% (D), 12/25/2036	197,251	159,091
Extended Stay America Trust Series 2013-ESH7, Class A27, 2.96%, 12/05/2031 (E)	170,042	170,589
GS Mortgage Securities Corp. II Series 2013-KING, Class E, 3.55% (D), 12/10/2027 (E)	440,000	421,126
GS Mortgage Securities Trust Series 2013-G1, Class A2, 3.56% (D), 04/10/2031 (E)	1,730,837	1,798,623
Hilton USA Trust, Interest Only STRIPS Series 2013-HLT, Class X1FX, 0.00% (D), 11/05/2030 (E)	20,000,000	200
Houston Galleria Mall Trust Series 2015-HGLR, Class A1A2, 3.09%, 03/05/2037 (E)	800,000	831,016
Jefferies Re-REMIC Trust
Series 2009-R2, Class 2A,
2.79% (D), 12/26/2037 (E)	106,152	105,132
Series 2009-R7, Class 10A3,
6.00%, 12/26/2036 (E)	60,851	61,959
Series 2009-R7, Class 12A1,
2.89% (D), 08/26/2036 (E)	9,284	9,259
Series 2009-R7, Class 1A1,
2.65% (D), 02/26/2036 (E)	277,115	270,869
Series 2009-R7, Class 4A1,
2.73% (D), 09/26/2034 (E)	58,790	58,231
Series 2009-R9, Class 1A1,
2.45% (D), 08/26/2046 (E)	107,217	107,734
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-CB18, Class A1A,
5.43% (D), 06/12/2047	580,046	586,887
Series 2007-CB20, Class AM,
6.09% (D), 02/12/2051	460,000	480,078
Series 2007-LD12, Class A1A,
5.85% (D), 02/15/2051	520,105	538,469
Series 2008-C2, Class ASB,
6.13% (D), 02/12/2051	117,595	119,900
Series 2010-C1, Class B,
5.95%, 06/15/2043 (E)	420,000	451,603
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (E)	1,806,768	1,941,069

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Re-REMIC Trust
Series 2009-7, Class 8A1,
3.02% (D), 01/27/2047 (E)	$ 1,286	$ 1,286
Series 2010-4, Class 7A1,
1.99% (D), 08/26/2035 (E)	123	123
Series 2014-2, Class 6A1,
2.92% (D), 05/26/2037 (E)	927,370	926,378
LB-UBS Commercial Mortgage Trust Series 2007-C7, Class AM, 6.36% (D), 09/15/2045	145,000	153,145
Merrill Lynch Mortgage Trust Series 2007-C1, Class A1A, 6.02% (D), 06/12/2050	160,832	164,863
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class AM,
5.90% (D), 04/12/2049	570,000	573,952
Series 2007-IQ13, Class A1A,
5.31%, 03/15/2044	550,227	558,569
Series 2007-IQ13, Class AM,
5.41%, 03/15/2044	140,000	142,686
Series 2007-IQ14, Class A1A,
5.67% (D), 04/15/2049	159,691	163,882
Series 2007-IQ15, Class AM,
6.10% (D), 06/11/2049	195,000	201,044
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4B,
5.99% (D), 08/15/2045 (E)	180,000	183,525
Series 2012-XA, Class A,
2.00%, 07/27/2049 (E)	53,085	52,677
Series 2014-R3, Class 2A,
3.00% (D), 07/26/2048 (E)	1,279,893	1,305,155
Motel 6 Trust
Series 2015-MTL6, Class B,
3.30%, 02/05/2030 (E)	155,000	156,299
Series 2015-MTL6, Class C,
3.64%, 02/05/2030 (E)	2,660,000	2,645,844
Nationstar Mortgage Loan Trust Series 2013-A, Class A, 3.75% (D), 12/25/2052 (E)	684,981	711,523
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	352,445	365,397
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	778,644	808,458
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	582,800	608,210
Series 2015-2A, Class A1,
3.75% (D), 08/25/2055 (E)	1,113,686	1,165,825
Series 2016-2A, Class A1,
3.75% (D), 11/25/2035 (E)	1,143,831	1,195,817
Palisades Center Trust Series 2016-PLSD, Class A, 2.71%, 04/13/2033 (E)	750,000	761,618
Provident Funding Mortgage Loan Trust Series 2005-1, Class 3A1, 1.03% (D), 05/25/2035	663,974	636,281
SCG Trust
Series 2013-SRP1, Class A,
1.84% (D), 11/15/2026 (E)	295,000	294,556

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
SCG Trust (continued)
Series 2013-SRP1, Class AJ,
2.39% (D), 11/15/2026 (E)	$ 190,000	$ 189,463
STRIPS, Ltd. Series 2012-1A, Class A, 1.50%, 12/25/2044 (E)	51,098	51,034
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (E)	1,125,807	1,147,741
Series 2015-4, Class A1B,
2.75% (D), 04/25/2055 (E)	473,907	479,671
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (E)	1,374,383	1,391,445
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (E)	1,508,333	1,528,248
Series 2016-2, Class A1A,
2.75% (D), 08/25/2055 (E)	1,154,593	1,170,187
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (E)	535,000	567,522
Wells Fargo Re-REMIC Trust Series 2012-IO, Class A, 1.75%, 08/20/2021 (E)	8,104	8,103

Total Mortgage-Backed Securities (Cost $44,003,729)		44,017,085

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
California - 0.1%
Los Angeles Community College District, General Obligation Unlimited 6.60%, 08/01/2042	55,000	84,022
State of California, General Obligation Unlimited
7.60%, 11/01/2040	260,000	420,576
7.95%, 03/01/2036	300,000	364,623
University of California, Revenue Bonds Series AD, 4.86%, 05/15/2112	50,000	55,743

		924,964

Georgia - 0.0% (C)
Municipal Electric Authority of Georgia, Revenue Bonds Series A, 6.64%, 04/01/2057	50,000	65,841

Illinois - 0.0% (C)
State of Illinois, General Obligation Unlimited 5.10%, 06/01/2033	250,000	239,988

New Jersey - 0.0% (C)
New Jersey Turnpike Authority, Revenue Bonds Series F, 7.41%, 01/01/2040	71,000	111,139

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds Series E, 6.81%, 11/15/2040	60,000	87,425

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York City Water & Sewer System, Revenue Bonds Series CC, 5.88%, 06/15/2044	$ 55,000	$ 79,056
New York State Dormitory Authority, Revenue Bonds Series H, 5.39%, 03/15/2040	55,000	72,911
Port Authority of New York & New Jersey, Revenue Bonds Series 181, 4.96%, 08/01/2046	95,000	118,056

		357,448

Total Municipal Government Obligations (Cost $1,537,386)		1,699,380

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.6%
Federal Home Loan Mortgage Corp.
5.00%, 04/01/2018 - 02/01/2024	93,012	97,034
5.50%, 09/01/2018 - 06/01/2041	405,329	442,293
6.00%, 12/01/2037	126,276	145,761
Federal National Mortgage Association
Zero Coupon, 10/09/2019	745,000	715,652
1.99% (D), 02/01/2043	255,179	259,705
2.50%, TBA (G)	2,770,000	2,865,812
3.00%, TBA (G)	17,994,000	18,673,691
3.33% (D), 10/25/2023	245,000	267,604
3.50%, 07/01/2028 - 01/01/2029	857,645	919,762
3.50%, TBA (G)	19,669,000	20,762,746
4.00%, TBA (G)	6,329,000	6,785,693
4.50%, 02/01/2025 - 06/01/2026	623,977	670,323
5.00%, 05/01/2018 - 11/01/2039	3,354,857	3,785,842
5.00%, TBA (G)	1,334,000	1,482,156
5.50%, 04/01/2037 - 04/01/2041	602,122	679,524
6.00%, 08/01/2036 - 06/01/2041	1,313,629	1,515,105
6.50%, 05/01/2040	285,872	332,111
Government National Mortgage Association 4.46%, 06/20/2062	1,665,034	1,772,785
Government National Mortgage Association, Interest Only STRIPS 0.90% (D), 02/16/2053	1,121,014	68,459

Total U.S. Government Agency Obligations (Cost $61,676,196)		62,242,058

U.S. GOVERNMENT OBLIGATIONS - 9.2%
U.S. Treasury Bond
2.50%, 02/15/2045	5,219,000	5,433,673
2.75%, 08/15/2042	3,418,600	3,766,603
2.88%, 08/15/2045	584,000	655,768
3.50%, 02/15/2039	1,262,500	1,593,314
3.63%, 02/15/2044	8,493,700	10,951,564
4.50%, 02/15/2036	4,356,600	6,275,207
4.75%, 02/15/2037	680,000	1,011,553
5.25%, 02/15/2029 (B)	3,039,000	4,297,097
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028	1,563,261	1,827,571
2.50%, 01/15/2029	1,305,977	1,654,714

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation Indexed Note 0.63%, 01/15/2024	$ 4,603,417	$ 4,819,382
U.S. Treasury Note
0.38%, 10/31/2016	8,348,300	8,348,868
0.50%, 09/30/2016 (B)	645,000	645,240
0.88%, 04/15/2017 - 04/30/2017 (B)	8,426,600	8,452,169
1.00%, 11/30/2019	1,417,000	1,426,243
1.25%, 11/30/2018	4,859,700	4,928,990
1.63%, 03/31/2019 - 11/15/2022	10,689,800	10,956,574
1.63%, 02/15/2026 (B)	1,052,000	1,063,835
1.88%, 11/30/2021	1,026,000	1,068,403
2.00%, 02/15/2025	3,969,000	4,152,566
2.25%, 11/15/2024	1,968,400	2,099,730
2.50%, 08/15/2023 - 05/15/2024	1,339,700	1,453,230

Total U.S. Government Obligations (Cost $81,836,648)		86,882,294

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.6%
Federal Home Loan Bank Discount Notes
0.33% (I), 08/01/2016	10,710,000	10,707,697
0.34% (I), 08/12/2016 - 10/03/2016	14,457,000	14,449,451
0.35% (I), 07/08/2016 - 07/29/2016	6,450,000	6,449,545
0.40% (I), 09/07/2016 - 09/16/2016	11,440,000	11,433,667
0.47% (I), 08/17/2016	350,000	349,886

Total Short-Term U.S. Government Agency Obligations (Cost $43,385,912)		43,390,246

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.8%
U.S. Treasury Bill
0.20% (I), 08/11/2016 (B)	3,315,000	3,314,231
0.27% (I), 08/11/2016 (B)	337,000	336,922
0.28% (I), 10/06/2016	180,000	179,876
0.29% (I), 08/18/2016 (B)	335,000	334,897
0.29% (I), 10/06/2016	2,615,000	2,613,196

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Bill (continued)
0.30% (I), 08/18/2016 (B)	$ 350,000	$ 349,893
0.46% (I), 03/30/2017 (J)	25,000	24,926
0.48% (I), 03/30/2017 (J)	130,100	129,712
0.49% (I), 03/30/2017 (J)	570,000	568,302
0.50% (I), 03/30/2017 (J)	40,200	40,080

Total Short-Term U.S. Government Obligations (Cost $7,891,273)		7,892,035

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (I)	42,264,203	42,264,203

Total Securities Lending Collateral (Cost $42,264,203)		42,264,203

	Principal	Value
REPURCHASE AGREEMENT - 4.0%
State Street Bank & Trust Co. 0.03% (I), dated 06/30/2016, to be repurchased at $38,153,996 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.75%, due 09/30/2019, and with a value of $38,920,272.	$ 38,153,964	38,153,964

Total Repurchase Agreement (Cost $38,153,964)		38,153,964

Total Investments (Cost $981,397,518) (K)		1,052,831,407
Net Other Assets (Liabilities) - (11.5)%		(108,419,330)

Net Assets - 100.0%		$ 944,412,077

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	90	09/16/2016	$150,381	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$561,018,295	$—	$—	$561,018,295
Preferred Stocks	530,959	—	—	530,959
Asset-Backed Securities	—	19,608,730	—	19,608,730
Corporate Debt Securities	—	140,809,721	—	140,809,721
Foreign Government Obligations	—	4,322,437	—	4,322,437
Mortgage-Backed Securities	—	44,017,085	—	44,017,085
Municipal Government Obligations	—	1,699,380	—	1,699,380
U.S. Government Agency Obligations	—	62,242,058	—	62,242,058
U.S. Government Obligations	—	86,882,294	—	86,882,294
Short-Term U.S. Government Agency Obligations	—	43,390,246	—	43,390,246
Short-Term U.S. Government Obligations	—	7,892,035	—	7,892,035
Securities Lending Collateral	42,264,203	—	—	42,264,203
Repurchase Agreement	—	38,153,964	—	38,153,964

Total Investments	$603,813,457	$449,017,950	$—	$1,052,831,407

Other Financial Instruments
Futures Contracts (M)	$150,381	$—	$—	$150,381

Total Other Financial Instruments	$150,381	$—	$—	$150,381

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $41,343,428. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Floating or variable rate securities. The rates disclosed are as of June 30, 2016.
(E)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the total value of 144A securities is $90,760,340, representing 9.6% of the Portfolio’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after June 30, 2016.
(H)	Security in default.
(I)	Rates disclosed reflect the yields at June 30, 2016.
(J)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $603,198.
(K)	Aggregate cost for federal income tax purposes is $981,397,518. Aggregate gross unrealized appreciation and depreciation for all securities is $89,129,225 and $17,695,336, respectively. Net unrealized appreciation for tax purposes is $71,433,889.
(L)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(M)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Investments, at value (cost $943,243,554) (including securities loaned of $41,343,428)	$1,014,677,443
Repurchase agreement, at value (cost $38,153,964)	38,153,964
Receivables:
Shares sold	2,150,146
Investments sold	2,352,132
Interest	2,340,208
Dividends	596,007
Tax reclaims	5,031
Net income from securities lending	8,799
Variation margin receivable	98,904
Prepaid expenses	3,406

Total assets	1,060,386,040

Liabilities:
Due to custodian	5,122,384
Payables and other liabilities:
Shares redeemed	56,046
Investments purchased	15,451,431
When-issued, delayed-delivery, and forward commitment securities purchased	52,280,462
Investment management fees	507,613
Distribution and service fees	121,891
Transfer agent fees	1,436
Trustees, CCO and deferred compensation fees	1,078
Audit and tax fees	7,671
Custody fees	31,792
Legal fees	15,482
Printing and shareholder reports fees	105,324
Other	7,150
Collateral for securities on loan	42,264,203

Total liabilities	115,973,963

Net assets	$944,412,077

Net assets consist of:
Capital stock ($0.01 par value)	$705,154
Additional paid-in capital	819,958,274
Undistributed (distributions in excess of) net investment income (loss)	14,479,433
Accumulated net realized gain (loss)	37,684,981
Net unrealized appreciation (depreciation) on:
Investments	71,433,889
Futures contracts	150,381
Translation of assets and liabilities denominated in foreign currencies	(35)

Net assets	$944,412,077

Net assets by class:
Initial Class	$316,556,756
Service Class	627,855,321

Shares outstanding:
Initial Class	23,355,475
Service Class	47,159,939

Net asset value and offering price per share:
Initial Class	$13.55
Service Class	13.31

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Dividend income	$4,666,359
Interest income	4,009,107
Net income (loss) from securities lending	47,832
Withholding taxes on foreign income	(5,413)

Total investment income	8,717,885

Expenses:
Investment advisory fees	759,321
Investment management fees	1,899,630
Distribution and service fees:
Service Class	605,045
Administration fees	35,046
Transfer agent fees	5,258
Trustees, CCO and deferred compensation fees	10,353
Audit and tax fees	13,938
Custody fees	74,265
Legal fees	18,481
Printing and shareholder reports fees	49,741
Other	8,972

Total expenses	3,480,050

Net investment income (loss)	5,237,835

Net realized gain (loss) on:
Investments	5,910,880
Futures contracts	(23,236)
Foreign currency transactions	332

Net realized gain (loss)	5,887,976

Net change in unrealized appreciation (depreciation) on:
Investments	17,299,659
Futures contracts	123,430
Translation of assets and liabilities denominated in foreign currencies	(318)

Net change in unrealized appreciation (depreciation)	17,422,771

Net realized and change in unrealized gain (loss)	23,310,747

Net increase (decrease) in net assets resulting from operations	$28,548,582

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$5,237,835	$8,870,485
Net realized gain (loss)	5,887,976	34,668,093
Net change in unrealized appreciation (depreciation)	17,422,771	(43,079,625)

Net increase (decrease) in net assets resulting from operations	28,548,582	458,953

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(4,496,551)
Service Class	—	(4,221,220)

Total dividends and/or distributions from net investment income	—	(8,717,771)

Net realized gains:
Initial Class	—	(15,717,025)
Service Class	—	(17,145,857)

Total dividends and/or distributions from net realized gains	—	(32,862,882)

Total dividends and/or distributions to shareholders	—	(41,580,653)

Capital share transactions:
Proceeds from shares sold:
Initial Class	7,944,197	19,790,942
Service Class	204,476,375	122,101,795

	212,420,572	141,892,737

Dividends and/or distributions reinvested:
Initial Class	—	20,213,576
Service Class	—	21,367,077

	—	41,580,653

Cost of shares redeemed:
Initial Class	(17,106,602)	(53,095,681)
Service Class	(6,301,002)	(40,564,893)

	(23,407,604)	(93,660,574)

Net increase (decrease) in net assets resulting from capital share transactions	189,012,968	89,812,816

Net increase (decrease) in net assets	217,561,550	48,691,116

Net assets:
Beginning of period/year	726,850,527	678,159,411

End of period/year	$944,412,077	$726,850,527

Undistributed (distributions in excess of) net investment income (loss)	$14,479,433	$9,241,598

Capital share transactions - shares:
Shares issued:
Initial Class	607,756	1,427,971
Service Class	15,733,135	9,185,911

	16,340,891	10,613,882

Shares reinvested:
Initial Class	—	1,576,722
Service Class	—	1,693,112

	—	3,269,834

Shares redeemed:
Initial Class	(1,310,421)	(3,834,668)
Service Class	(496,082)	(2,964,769)

	(1,806,503)	(6,799,437)

Net increase (decrease) in shares outstanding:
Initial Class	(702,665)	(829,975)
Service Class	15,237,053	7,914,254

	14,534,388	7,084,279

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014		December 31, 2013		December 31, 2012		December 31, 2011
Net asset value, beginning of period/year	$13.11		$13.97	$13.57		$12.08		$12.87		$12.68

Investment operations:
Net investment income (loss) (A)	0.10		0.19	0.20	(B)	0.19	(B)	0.23	(B)	0.23	(B)
Net realized and unrealized gain (loss)	0.34		(0.18)	1.24		1.94		1.34		0.27

Total investment operations	0.44		0.01	1.44		2.13		1.57		0.50

Dividends and/or distributions to shareholders:
Net investment income	—		(0.19)	(0.20)		(0.21)		(0.23)		(0.31)
Net realized gains	—		(0.68)	(0.84)		(0.43)		(2.13)		—

Total dividends and/or distributions to shareholders	—		(0.87)	(1.04)		(0.64)		(2.36)		(0.31)

Net asset value, end of period/year	$13.55		$13.11	$13.97		$13.57		$12.08		$12.87

Total return (C)	3.36	%(D)	0.21%	10.81%		18.09%		12.57%		4.04%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$316,557		$315,342	$347,751		$326,997		$290,012		$276,623
Expenses to average net assets	0.73	%(E)	0.73%	0.77	%(F)	0.82	%(F)	0.87	%(F)	0.87	%(F)
Net investment income (loss) to average net assets	1.47	%(E)	1.40%	1.46	%(B)	1.44	%(B)	1.75	%(B)	1.72	%(B)
Portfolio turnover rate	15	%(D)	46%	86	%(G)	122	%(G)	160	%(G)	245	%(G)(H)

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.
(H)	Increase in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014		December 31, 2013		December 31, 2012		December 31, 2011
Net asset value, beginning of period/year	$12.89		$13.76	$13.39		$11.94		$12.74		$12.57

Investment operations:
Net investment income (loss) (A)	0.08		0.16	0.16	(B)	0.15	(B)	0.19	(B)	0.19	(B)
Net realized and unrealized gain (loss)	0.34		(0.18)	1.22		1.92		1.34		0.27

Total investment operations	0.42		(0.02)	1.38		2.07		1.53		0.46

Dividends and/or distributions to shareholders:
Net investment income	—		(0.17)	(0.17)		(0.19)		(0.20)		(0.29)
Net realized gains	—		(0.68)	(0.84)		(0.43)		(2.13)		—

Total dividends and/or distributions to shareholders	—		(0.85)	(1.01)		(0.62)		(2.33)		(0.29)

Net asset value, end of period/year	$13.31		$12.89	$13.76		$13.39		$11.94		$12.74

Total return (C)	3.26	%(D)	(0.06)%	10.50%		17.75%		12.40%		3.75%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$627,855		$411,509	$330,408		$251,673		$191,967		$148,082
Expenses to average net assets	0.98	%(E)	0.98%	1.02	%(F)	1.07	%(F)	1.12	%(F)	1.12	%(F)
Net investment income (loss) to average net assets	1.23	%(E)	1.16%	1.21	%(B)	1.19	%(B)	1.50	%(B)	1.49	%(B)
Portfolio turnover rate	15	%(D)	46%	86	%(G)	122	%(G)	160	%(G)	245	%(G)(H)

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.
(H)	Increase in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Multi-Managed Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included in Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2016, commissions recaptured are $2,051.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal bonds & notes and variable rate notes: The fair value of municipal bonds & notes and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2016, if any, are identified in the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2016, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income in the Statement of Operations with a corresponding adjustment to cost.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

TBA commitments held at June 30, 2016, if any, are identified in the Schedule of Investments. Open balances at June 30, 2016, if any, are included in When-issued, delayed-delivery, and forward commitment securities purchased or sold in the Statement of Assets and Liabilities.

When-issued, delayed-delivery, and forward commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, and forward commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

When-issued, delayed-delivery, and forward commitment transactions held at June 30, 2016, if any, are identified in the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, and forward commitment securities purchased or sold in the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Net income from securities lending in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$23,104,427	$—	$—	$—	$23,104,427
Preferred Stocks	49,044	—	—	—	49,044
Corporate Debt Securities	10,535,466	—	—	—	10,535,466
Foreign Government Obligations	1,124,944	—	—	—	1,124,944
U.S. Government Obligations	7,450,322	—	—	—	7,450,322
Total Securities Lending Transactions	$42,264,203	$—	$—	$—	$42,264,203
Total Borrowings	$42,264,203	$—	$—	$—	$42,264,203
Gross amount of recognized liabilities for securities lending transactions					$42,264,203

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolio’s exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2016, if any, are listed in the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2016.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized appreciation on futures contracts (A) (B)	$—	$—	$150,381	$—	$—	$150,381
Total	$—	$—	$150,381	$—	$—	$150,381

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary market risk exposure as of June 30, 2016.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(23,236)	$—	$—	$(23,236)
Total	$—	$—	$(23,236)	$—	$—	$(23,236)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$123,430	$—	$—	$123,430
Total	$—	$—	$123,430	$—	$—	$123,430

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2016.

Futures Contracts at Notional Amount
Long	Short
4,493	—

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $1 billion	0.68%	0.65%
Over $1 billion	0.63%	0.60%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.90%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolios for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolios operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statements of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 244,164,415	$ 38,141,293	$ 90,390,350	$ 18,011,341

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Multi-Managed Balanced VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and each of Aegon USA Investment Management, LLC (“AUIM”) and J.P. Morgan Investment Management, Inc. (“J.P. Morgan”) (each a “Sub-Adviser” and collectively the “Sub-Advisers”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and each Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or any Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for each Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2015.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed with TAM the reasons for the underperformance relative to the benchmark and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board noted that the Portfolio’s equity sub-adviser, J.P. Morgan, had commenced subadvising that portion of the Portfolio on March 21, 2011 pursuant to its current equity investment strategies. The Board also noted that the Portfolio’s fixed-income sub-adviser, AUIM, had commenced subadvising that portion of the Portfolio on May 1, 2014 pursuant to its current fixed-income investment strategies. The Trustees also noted recent changes in the portfolio management team at AUIM. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were in line with the median for its peer group and below the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the Management Agreement and each Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and J.P. Morgan, which is not affiliated with TAM, and are paid by TAM and not the Portfolio. As a result, for J.P. Morgan, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio. With respect to AUIM, the Board noted that information about AUIM’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board focused on profitability information for TAM and AUIM in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fees paid to the Sub-Advisers in light of any economies of scale experienced in the future.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Benefits to TAM, its Affiliates and the Sub-Advisers from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Advisers from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Advisers is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of each Management Agreement and Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Manager Alternative Strategies VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses			Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016		Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016		Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,020.00	$0.00	(D)	$1,024.90	$0.00	(D)	0.00	(E)%
Service Class	1,000.00	1,015.40	4.01		1,020.90	4.02		0.80

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the underlying funds in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

(D)	Rounds to less than $0.01 or $(0.01).

(E)	Rounds to less than 0.01% or (0.01)%.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Alternative Funds	25.9%
International Alternative Funds	22.7
U.S. Fixed Income Funds	20.2
International Equity Funds	14.5
International Fixed Income Funds	12.8
Net Other Assets (Liabilities)	3.9
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Manager Alternative Strategies VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.1%
International Alternative Funds - 22.7%
Transamerica Global Long/Short Equity (A) (B)	3,282	$ 30,000
Transamerica Global Multifactor Macro (B)	42,989	404,094

		434,094

International Equity Funds - 14.5%
Transamerica Developing Markets Equity (A) (B)	10,067	91,910
Transamerica Global Real Estate Securities (B)	7,419	108,394
Transamerica International Small Cap (B)	4,546	40,275
Transamerica International Small Cap Value (B)	3,344	36,581

		277,160

International Fixed Income Funds - 12.8%
Transamerica Emerging Markets Debt (B)	10,263	105,402
Transamerica Unconstrained Bond (B)	14,420	138,861

		244,263

U.S. Alternative Funds - 25.9%
Transamerica Arbitrage Strategy Liquidating Trust (A) (C) (D) (E) (F)	101	1,016
Transamerica Event Driven (B)	17,925	173,155

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Alternative Funds (continued)
Transamerica Long/Short Strategy (B)	16,329	$ 97,160
Transamerica Managed Futures Strategy (B)	24,762	224,096

		495,427

U.S. Fixed Income Funds - 20.2%
Transamerica Flexible Income (B)	2,386	22,050
Transamerica High Yield Bond (B)	22,171	195,324
Transamerica Short-Term Bond (B)	16,709	167,419

		384,793

Total Investment Companies (Cost $1,950,758)		1,835,737

Total Investments (Cost $1,950,758) (G)		1,835,737
Net Other Assets (Liabilities) - 3.9%		73,567

Net Assets - 100.0%		$ 1,909,304

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS Investments
Investment Companies	$1,834,721	$—	$—	$1,834,721

Total	$1,834,721	$—	$—	$1,834,721

Investment Companies Measured at Net Asset Value (I)				$1,016

Total Investments				$1,835,737

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	Investment in affiliated company of Transamerica Asset Management, Inc.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2016, value of the security is $1,016, representing 0.1% of the Portfolio’s net assets.
(E)	Illiquid security. At June 30, 2016, value of the illiquid security is $1,016, representing 0.1% of the Portfolio’s net assets.
(F)	Restricted security. At June 30, 2016, the restricted security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Arbitrage Strategy Liquidating Trust	09/18/2015	$1,012	$1,016	0.1%

(G)	Aggregate cost for federal income tax purposes is $1,950,758. Aggregate gross unrealized appreciation and depreciation for all securities is $13,494 and $128,515, respectively. Net unrealized depreciation for tax purposes is $115,021.
(H)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(I)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented in the Schedule of Investments.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Manager Alternative Strategies VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Affiliated investments, at value (cost $1,950,758)	$1,835,737
Cash	88,326
Receivables:
Due from adviser	682
Dividends	23
Prepaid expenses	11

Total assets	1,924,779

Liabilities:
Payables and other liabilities:
Shares redeemed	53
Distribution and service fees	389
Transfer agent fees	4
Trustees, CCO and deferred compensation fees	6
Audit and tax fees	6,215
Custody fees	1,339
Legal fees	784
Printing and shareholder reports fees	6,675
Other	10

Total liabilities	15,475

Net assets	$1,909,304

Net assets consist of:
Capital stock ($0.01 par value)	$1,929
Additional paid-in capital	1,998,520
Undistributed (distributions in excess of) net investment income (loss)	56,474
Accumulated net realized gain (loss)	(32,598)
Net unrealized appreciation (depreciation) on:
Affiliated investments	(115,021)

Net assets	$1,909,304

Net assets by class:
Initial Class	$10
Service Class	1,909,294

Shares outstanding:
Initial Class	1
Service Class	192,861

Net asset value and offering price per share:
Initial Class	$9.67	(A)
Service Class	9.90

(A)	Actual net asset value and offering price per share presented differs from calculated net asset value and offering price per share due to rounding.

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Dividend income from affiliated investments	$14,153
Interest income from unaffiliated investments	130

Total investment income	14,283

Expenses:
Investment advisory fees	662
Investment management fees	1,489
Distribution and service fees:
Service Class	2,501
Administration fees	74
Transfer agent fees	15
Trustees, CCO and deferred compensation fees	26
Audit and tax fees	6,191
Custody fees	2,125
Legal fees	18
Printing and shareholder reports fees	187
Other	198

Total expenses before waiver and/or reimbursement and recapture	13,486

Expenses waived and/or reimbursed:
Portfolio Level	(5,484)

Net expenses	8,002

Net investment income (loss)	6,281

Net realized gain (loss) on:
Affiliated investments	(26,550)

Net realized gain (loss)	(26,550)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	51,900

Net change in unrealized appreciation (depreciation)	51,900

Net realized and change in unrealized gain (loss)	25,350

Net increase (decrease) in net assets resulting from operations	$31,631

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Manager Alternative Strategies VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$6,281	$50,215
Net realized gain (loss)	(26,550)	(5,019)
Net change in unrealized appreciation (depreciation)	51,900	(160,211)

Net increase (decrease) in net assets resulting from operations	31,631	(115,015)

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(0	)(A)
Service Class	—	(6,066)

Total dividends and/or distributions from net investment income	—	(6,066)

Net realized gains:
Initial Class	—	(0	)(A)
Service Class	—	(13,693)

Total dividends and/or distributions from net realized gains	—	(13,693)

Total dividends and/or distributions to shareholders	—	(19,759)

Capital share transactions:
Proceeds from shares sold:
Service Class	203,073	1,078,094

	203,073	1,078,094

Dividends and/or distributions reinvested:
Initial Class	—	0	(A)
Service Class	—	19,759

	—	19,759

Cost of shares redeemed:
Service Class	(346,977)	(132,957)

	(346,977)	(132,957)

Net increase (decrease) in net assets resulting from capital share transactions	(143,904)	964,896

Net increase (decrease) in net assets	(112,273)	830,122

Net assets:
Beginning of period/year	2,021,577	1,191,455

End of period/year	$1,909,304	$2,021,577

Undistributed (distributions in excess of) net investment income (loss)	$56,474	$50,193

Capital share transactions - shares:
Shares issued:
Service Class	20,842	104,411

	20,842	104,411

Shares reinvested:
Initial Class	—	0	(B)
Service Class	—	1,968

	—	1,968

Shares redeemed:
Service Class	(35,333)	(13,115)

	(35,333)	(13,115)

Net increase (decrease) in shares outstanding:
Initial Class	—	0	(B)
Service Class	(14,491)	93,264

	(14,491)	93,264

(A)	Rounds to less than $1.
(B)	Rounds to less than 1 or (1) share.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Manager Alternative Strategies VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

Initial Class
June 30, 2016 (unaudited)	December 31, 2015	December 31, 2014	December 31, 2013 (A)
Net asset value, beginning of period/year	$9.48	$10.16	$10.00	$10.00

Investment operations:
Net investment income (loss) (B) (C)	0.07	0.30	0.07	(0.01)
Net realized and unrealized gain (loss)	0.12	(0.86)	0.20	0.01

Total investment operations	0.19	(0.56)	0.27	0.00

Dividends and/or distributions to shareholders:
Net investment income	—	(0.04)	(0.05)	—
Net realized gains	—	(0.08)	(0.06)	—

Total dividends and/or distributions to shareholders	—	(0.12)	(0.11)	—

Net asset value, end of period/year	$9.67	$9.48	$10.16	$10.00

Total return (D)	2.00	%(E)	(5.60)%	2.68%	0.00	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$0	(F)	$0	(F)	$0	(F)	$0	(F)
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.00	%(H)(I)	0.00	%(I)	8.62%	92.15	%(H)
Including waiver and/or reimbursement and recapture	0.00	%(H)(I)	0.00	%(I)	0.55%	0.60	%(H)
Net investment income (loss) to average net assets (C)	1.45	%(H)	2.96%	0.69%	(0.60	)%(H)
Portfolio turnover rate (J)	46	%(E)	88%	74%	8	%(E)

(A)	Commenced operations on October 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Rounds to less than $1,000.
(G)	Does not include expenses of the underlying funds in which the Portfolio invests.
(H)	Annualized.
(I)	Rounds to less than 0.01% or (0.01)%.
(J)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Manager Alternative Strategies VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013 (A)
Net asset value, beginning of period/year	$9.75		$10.44	$10.25	$10.00

Investment operations:
Net investment income (loss) (B) (C)	0.03		0.30	0.17	0.04
Net realized and unrealized gain (loss)	0.12		(0.88)	0.13	0.21

Total investment operations	0.15		(0.58)	0.30	0.25

Dividends and/or distributions to shareholders:
Net investment income	—		(0.03)	(0.05)	—
Net realized gains	—		(0.08)	(0.06)	—

Total dividends and/or distributions to shareholders	—		(0.11)	(0.11)	—

Net asset value, end of period/year	$9.90		$9.75	$10.44	$10.25

Total return (D)	1.54	%(E)	(5.61)%	2.95%	2.50	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,909		$2,022	$1,191	$170
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.35	%(G)	1.16%	8.88%	91.84	%(G)
Including waiver and/or reimbursement and recapture	0.80	%(G)	0.80%	0.80%	0.80	%(G)
Net investment income (loss) to average net assets (C)	0.63	%(G)	2.94%	1.63%	2.59	%(G)
Portfolio turnover rate (H)	46	%(E)	88%	74%	8	%(E)

(A)	Commenced operations on October 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Manager Alternative Strategies VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Multi-Manager Alternative Strategies VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Manager Alternative Strategies VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2016.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Manager Alternative Strategies VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolio’s Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Manager Alternative Strategies VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2016, if any, are identified in the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

6. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Manager Alternative Strategies VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

All of the Portfolio holdings in investment companies are considered affiliated. Interest, dividends, realized and unrealized gains (losses) are broken out on the Statement of Operations.

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $500 million	0.2225%	0.20%
Over $500 million up to $1 billion	0.2125%	0.19%
Over $1 billion	0.2025%	0.18%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.55%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, the balances available for recapture by TAM for each Portfolio are as follows:

Amounts Available from Fiscal Years				Total
2013	2014	2015	2016
$ 6,945	$ 58,213	$ 10,950	$ 5,484	$ 81,592

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Manager Alternative Strategies VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.0225% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 910,775	$ 861,355

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Manager Alternative Strategies VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Multi-Manager Alternative Strategies VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for the period ended December 31, 2015.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe for the past 1-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below its primary benchmark for the past 1-year period. The Trustees discussed with TAM the reasons for the underperformance and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Manager Alternative Strategies VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Multi-Manager Alternative Strategies VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Balanced VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio
Initial Class	$1,000.00	$1,035.30	$4.35	$1,020.60	$4.32	0.86%
Service Class	1,000.00	1,033.90	5.61	1,019.30	5.57	1.11

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	38.1%
Repurchase Agreements	25.5
U.S. Government Agency Obligations	13.4
Short-Term Foreign Government Obligations	10.5
U.S. Government Obligations	8.8
Securities Lending Collateral	5.8
Asset-Backed Securities	3.7
Mortgage-Backed Securities	1.7
Foreign Government Obligations	1.5
Short-Term U.S. Government Obligations	1.5
Exchange-Traded Options Purchased	1.4
Municipal Government Obligations	0.2
Net Other Assets (Liabilities) ^	(12.1)
Total	100.0%

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 3.7%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-R3, Class M1, 1.23% (A), 05/25/2034	$ 573,609	$ 530,248
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-1A, Class AR,
1.86% (A), 04/20/2022 (B)	1,500,000	1,495,547
Series 2012-4A, Class A,
2.02% (A), 01/20/2025 (B) (C)	1,100,000	1,098,827
Chrysler Capital Auto Receivables Trust Series 2016-AA, Class A1, 0.68%, 04/17/2017 (B)	2,074,093	2,074,093
Colony Starwood Homes Trust Series 2016-1A, Class A, 1.95% (A), 07/17/2033 (B)	1,100,000	1,100,851
FFMLT Trust
Series 2005-FF2, Class M3,
1.17% (A), 03/25/2035	63,503	62,980
Series 2005-FF2, Class M4,
1.34% (A), 03/25/2035	400,000	370,293
Ford Credit Auto Owner Trust Series 2016-2, Class A, 2.03%, 12/15/2027 (B) (C)	2,200,000	2,211,561
LCM XII, LP Series 12A, Class AR, 1.89% (A), 10/19/2022 (B)	2,400,000	2,392,459
Mariner CLO LLC Series 2016-3A, Class A, 2.22% (A), 07/23/2026 (B) (C) (D)	900,000	900,000
Neuberger Berman CLO XII, Ltd. Series 2012-12AR, Class A2R, 1.45% (A), 07/25/2023 (B)	700,000	702,101
Northstar Education Finance, Inc. Series 2012-1, Class A, 1.15% (A), 12/26/2031 (B) (C)	79,504	76,282
Octagon Investment Partners XII, Ltd. Series 2012-1AR, Class AR, 1.57% (A), 05/05/2023 (B)	882,855	879,765
Palmer Square Loan Funding, Ltd. Series 2016-2A, Class A1, 1.98% (A), 06/21/2024 (B)	800,000	798,907
Race Point V CLO, Ltd. Series 2011-5AR, Class AR, 1.64% (A), 12/15/2022 (B)	390,308	390,283
RASC Trust Series 2006-EMX2, Class A2, 0.65% (A), 02/25/2036	119,624	119,044
Santander Drive Auto Receivables Trust
Series 2016-2, Class A2A,
1.38%, 07/15/2019	1,200,000	1,200,317
Series 2016-2, Class A2B,
1.09% (A), 07/15/2019	1,000,000	999,656
SLC Private Student Loan Trust Series 2006-A, Class A5, 0.80% (A), 07/15/2036	76,507	76,013
SLM Private Credit Student Loan Trust Series 2006-B, Class A4, 0.83% (A), 03/15/2024	52,898	52,425

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SLM Private Education Loan Trust Series 2012-E, Class A1, 1.19% (A), 10/16/2023 (B)	$ 10,213	$ 10,197
SLM Student Loan Trust Series 2004-10, Class A5A, 1.04% (A), 04/25/2023 (B)	31,622	31,589
Symphony CLO, Ltd. Series 2012-10AR, Class AR, 1.59% (A), 07/23/2023 (B)	1,800,000	1,794,940
Toyota Auto Receivables Owner Trust
Series 2016-B, Class A2A,
1.02%, 10/15/2018	1,500,000	1,502,102
Series 2016-B, Class A2B,
0.69% (A), 10/15/2018	1,000,000	1,000,445
Vericrest Opportunity Loan Trust Series 2016-NPL3, Class A1, 4.25% (A), 03/26/2046 (B)	1,639,588	1,650,610

Total Asset-Backed Securities (Cost $23,366,847)		23,521,535

CORPORATE DEBT SECURITIES - 38.1%
Aerospace & Defense - 0.0% (E)
Lockheed Martin Corp. 3.60%, 03/01/2035	40,000	40,550
Rolls-Royce PLC 3.63%, 10/14/2025 (B)	200,000	212,274

		252,824

Air Freight & Logistics - 0.0% (E)
FedEx Corp. 4.55%, 04/01/2046	40,000	43,404
United Parcel Service, Inc. 2.45%, 10/01/2022	100,000	103,963

		147,367

Airlines - 0.7%
Air Canada Pass-Through Trust 3.75%, 06/15/2029 (B) (C)	1,220,000	1,277,950
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	43,604	45,785
5.50%, 04/29/2022	38,532	39,688
Norwegian Air Shuttle Pass-Through Trust 4.88%, 11/10/2029 (B)	3,100,000	3,092,467
Southwest Airlines Co. 2.75%, 11/06/2019	50,000	51,689

		4,507,579

Automobiles - 1.0%
Daimler Finance North America LLC
1.11% (A), 03/02/2018 (B)	800,000	796,199
1.50%, 07/05/2019 (B) (D)	800,000	799,440
General Motors Financial Co., Inc.
3.20%, 07/13/2020	317,000	321,144
3.50%, 07/10/2019	200,000	206,949
3.70%, 11/24/2020	1,590,000	1,633,580
Volkswagen Group of America Finance LLC 2.13%, 05/23/2019 (B)	2,100,000	2,118,759
Volkswagen International Finance NV 1.07% (A), 11/18/2016 (B)	250,000	249,561

		6,125,632

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks - 11.6%
ABN AMRO Bank NV 4.80%, 04/18/2026 (B) (C) (F)	$ 2,400,000	$ 2,498,825
Australia & New Zealand Banking Group, Ltd. 4.40%, 05/19/2026 (B) (C) (F)	2,300,000	2,357,084
Bank of America Corp.
1.27% (A), 08/25/2017, MTN	290,000	290,311
2.63%, 10/19/2020, MTN	1,650,000	1,676,296
5.70%, 01/24/2022	4,800,000	5,557,526
6.88%, 04/25/2018, MTN	220,000	240,184
Bank of America NA
1.05% (A), 05/08/2017	250,000	250,185
1.13% (A), 06/05/2017	1,210,000	1,211,254
1.75%, 06/05/2018	1,210,000	1,218,069
Bank of Montreal 1.75%, 06/15/2022 (B) (C)	1,600,000	1,604,285
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.23% (A), 03/05/2018 (B)	900,000	896,621
2.30%, 03/05/2020 (B)	350,000	355,517
Barclays PLC 3.65%, 03/16/2025	1,200,000	1,153,883
BPCE SA 4.63%, 07/11/2024 (B)	400,000	400,893
Citigroup, Inc.
1.54% (A), 12/07/2018	1,310,000	1,310,001
2.40%, 02/18/2020	4,800,000	4,849,138
4.40%, 06/10/2025	1,200,000	1,254,731
Citizens Bank NA 2.30%, 12/03/2018, MTN	300,000	303,926
Commonwealth Bank of Australia 0.93% (A), 09/08/2017 (B)	700,000	699,410
Cooperatieve Rabobank UA
3.88%, 02/08/2022	2,500,000	2,716,002
4.50%, 01/11/2021 (F)	220,000	244,435
Credit Agricole SA 7.88% (A), 01/23/2024 (B) (G)	250,000	238,750
HSBC Holdings PLC 5.10%, 04/05/2021	280,000	308,953
HSBC USA, Inc.
1.24% (A), 11/13/2019	460,000	454,277
2.38%, 11/13/2019	550,000	554,408
2.75%, 08/07/2020 (F)	1,770,000	1,783,918
ING Bank NV
1.20% (A), 03/16/2018 (B) (C)	900,000	896,441
2.45%, 03/16/2020 (B)	80,000	81,613
JPMorgan Chase & Co.
2.75%, 06/23/2020	4,500,000	4,636,944
3.25%, 09/23/2022	200,000	209,085
3.90%, 07/15/2025	360,000	388,281
JPMorgan Chase Bank NA 6.00%, 10/01/2017	260,000	274,615
Lloyds Banking Group PLC 5.30%, 12/01/2045 (B)	200,000	209,148
Manufacturers & Traders Trust Co. 2.25%, 07/25/2019	750,000	765,764
Mitsubishi UFJ Financial Group, Inc. 2.55% (A), 03/01/2021	2,400,000	2,470,834

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Mitsubishi UFJ Trust & Banking Corp. 2.65%, 10/19/2020 (B)	$ 200,000	$ 205,448
Nykredit Realkredit A/S
1.00%, 04/01/2017	DKK 1,200,000	180,532
2.00%, 04/01/2017	7,200,000	1,092,255
Realkredit Danmark A/S
1.00%, 04/01/2017, MTN	15,100,000	2,273,736
2.00%, 04/01/2017	35,300,000	5,354,863
Santander Holdings USA, Inc.
2.12% (A), 11/24/2017	$ 1,500,000	1,499,790
2.70%, 05/24/2019	1,500,000	1,507,217
Santander UK Group Holdings PLC
2.88%, 10/16/2020	1,660,000	1,647,175
3.13%, 01/08/2021 (F)	200,000	200,435
Santander UK PLC 2.38%, 03/16/2020 (F)	3,400,000	3,406,756
Sberbank of Russia Via SB Capital SA 5.18%, 06/28/2019 (F) (H)	400,000	426,272
Sumitomo Mitsui Banking Corp. 2.65%, 07/23/2020, MTN	1,790,000	1,848,975
Swedbank AB 2.20%, 03/04/2020 (B)	1,190,000	1,208,447
Toronto-Dominion Bank 0.88% (A), 05/02/2017	400,000	399,874
Wells Fargo & Co.
1.06% (A), 09/14/2018	900,000	895,487
2.55%, 12/07/2020, MTN	160,000	164,662
2.60%, 07/22/2020, MTN (F)	3,375,000	3,468,545
3.00%, 02/19/2025, MTN (F)	500,000	512,113
Westpac Banking Corp. 2.25%, 11/09/2020 (B)	2,400,000	2,463,497

		73,117,686

Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc. 3.65%, 02/01/2026	3,500,000	3,749,361

Biotechnology - 0.8%
AbbVie, Inc.
2.90%, 11/06/2022	2,400,000	2,447,088
3.20%, 11/06/2022	100,000	103,403
Amgen, Inc.
3.13%, 05/01/2025	1,450,000	1,512,685
3.63%, 05/22/2024	400,000	429,177
4.10%, 06/15/2021	400,000	439,228

		4,931,581

Building Products - 0.0% (E)
Fortune Brands Home & Security, Inc. 4.00%, 06/15/2025	140,000	148,888
Masco Corp. 4.45%, 04/01/2025	40,000	41,404
Owens Corning 4.20%, 12/01/2024	50,000	52,319

		242,611

Capital Markets - 2.5%
Credit Suisse AG 1.31% (A), 04/27/2018	1,260,000	1,258,998
Credit Suisse Group Funding Guernsey, Ltd. 3.75%, 03/26/2025	3,900,000	3,817,141

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc.
3.75%, 05/22/2025	$ 140,000	$ 146,212
3.85%, 07/08/2024, MTN	4,700,000	4,983,462
6.15%, 04/01/2018	280,000	301,699
Lazard Group LLC 3.75%, 02/13/2025	81,000	80,521
Morgan Stanley
4.00%, 07/23/2025, MTN	140,000	149,910
5.50%, 07/24/2020, MTN	4,100,000	4,600,671
6.63%, 04/01/2018, MTN	200,000	216,755
UBS AG
1.01% (A), 08/14/2017, MTN	250,000	249,545
2.38%, 08/14/2019, MTN	250,000	255,677

		16,060,591

Chemicals - 0.0% (E)
Solvay Finance America LLC 3.40%, 12/03/2020 (B) (F)	200,000	209,446

Commercial Services & Supplies - 0.4%
ADT Corp. 4.13%, 06/15/2023	40,000	37,450
ERAC USA Finance LLC 4.50%, 02/15/2045 (B)	40,000	42,262
MUFG Americas Holdings Corp.
1.20% (A), 02/09/2018	114,000	113,538
2.25%, 02/10/2020	41,000	41,296
Republic Services, Inc.
2.90%, 07/01/2026 (D)	800,000	811,335
3.55%, 06/01/2022	1,000,000	1,079,893
Waste Management, Inc. 3.13%, 03/01/2025	40,000	41,824

		2,167,598

Consumer Finance - 1.7%
American Express Co. 4.90% (A), 03/15/2020 (F) (G)	180,000	172,125
American Express Credit Corp.
1.12% (A), 08/15/2019, MTN	700,000	693,637
1.41% (A), 11/05/2018, MTN	170,000	170,199
Ford Motor Credit Co. LLC
1.18% (A), 09/08/2017 (F)	700,000	697,843
2.55%, 10/05/2018	200,000	203,697
4.13%, 08/04/2025	1,610,000	1,726,163
4.39%, 01/08/2026, MTN (F)	1,550,000	1,692,054
John Deere Capital Corp. 1.60%, 07/13/2018, MTN	50,000	50,504
Navient Corp. 5.88%, 03/25/2021	770,000	727,165
Synchrony Financial
2.60%, 01/15/2019	1,570,000	1,587,180
2.70%, 02/03/2020	41,000	41,112
4.50%, 07/23/2025	1,780,000	1,845,680
Toyota Motor Credit Corp. 1.40%, 05/20/2019, MTN (F)	800,000	804,685

		10,412,044

Containers & Packaging - 0.0% (E)
International Paper Co. 3.80%, 01/15/2026	50,000	52,472

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Consumer Services - 0.8%
Nationwide Building Society 3.90%, 07/21/2025 (B)	$ 4,800,000	$ 5,131,978

Diversified Financial Services - 0.9%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 4.63%, 07/01/2022 (F)	150,000	153,612
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020 (B)	744,000	766,440
4.42%, 11/15/2035 (B)	400,000	448,634
Helios Leasing I LLC 1.56%, 09/28/2024	141,691	141,411
LeasePlan Corp. NV
2.50%, 05/16/2018 (B)	300,000	300,118
3.00%, 10/23/2017 (B)	250,000	251,838
Moody’s Corp.
2.75%, 07/15/2019	200,000	206,263
5.25%, 07/15/2044	100,000	121,608
Nordea Kredit Realkreditaktieselskab 2.00%, 04/01/2017	DKK 2,300,000	348,460
Protective Life Global Funding
1.21% (A), 06/08/2018 (B) (C)	$ 800,000	799,695
2.70%, 11/25/2020 (B)	1,590,000	1,643,953
S&P Global, Inc. 4.40%, 02/15/2026	80,000	89,788
Tagua Leasing LLC 1.58%, 11/16/2024	145,810	145,623

		5,417,443

Diversified Telecommunication Services - 1.9%
AT&T, Inc.
1.05% (A), 03/30/2017	500,000	500,270
1.56% (A), 06/30/2020	170,000	169,335
3.40%, 05/15/2025	150,000	153,436
3.80%, 03/15/2022 (F)	1,100,000	1,168,555
4.75%, 05/15/2046	1,400,000	1,434,822
4.80%, 06/15/2044	900,000	923,950
Telefonica Emisiones SAU 6.22%, 07/03/2017	1,900,000	1,983,697
Verizon Communications, Inc.
1.06% (A), 06/09/2017	400,000	400,211
1.43% (A), 06/17/2019	300,000	301,518
2.18% (A), 09/15/2016	500,000	501,283
4.15%, 03/15/2024	1,600,000	1,765,062
4.52%, 09/15/2048	1,600,000	1,666,080
5.15%, 09/15/2023	700,000	815,238

		11,783,457

Electric Utilities - 2.1%
Appalachian Power Co. 3.40%, 06/01/2025 (F)	1,430,000	1,517,556
Duke Energy Corp.
1.03% (A), 04/03/2017	200,000	199,862
3.75%, 04/15/2024	200,000	214,758
3.95%, 10/15/2023	500,000	541,703
4.80%, 12/15/2045	1,600,000	1,852,469
Duke Energy Progress LLC 0.88% (A), 03/06/2017	200,000	199,708

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Electricite de France SA 3.63%, 10/13/2025 (B)	$ 1,500,000	$ 1,564,392
Entergy Corp. 4.00%, 07/15/2022	1,600,000	1,716,936
Entergy Louisiana LLC 3.30%, 12/01/2022	150,000	158,470
Entergy Mississippi, Inc. 2.85%, 06/01/2028 (F)	1,300,000	1,320,575
Exelon Corp. 3.40%, 04/15/2026 (F)	1,600,000	1,672,203
FirstEnergy Corp. 2.75%, 03/15/2018	100,000	101,245
MidAmerican Energy Co. 3.50%, 10/15/2024	90,000	98,519
NextEra Energy Capital Holdings, Inc. 1.59%, 06/01/2017	50,000	50,121
Niagara Mohawk Power Corp. 4.12%, 11/28/2042 (B) (C)	200,000	210,001
Pacific Gas & Electric Co. 3.50%, 06/15/2025	40,000	43,603
PSEG Power LLC 3.00%, 06/15/2021 (F)	800,000	811,056
Southwestern Electric Power Co. 6.20%, 03/15/2040	1,000,000	1,245,185

		13,518,362

Electrical Equipment - 0.1%
Eaton Corp. 2.75%, 11/02/2022	125,000	128,146
Schneider Electric SE 2.95%, 09/27/2022 (B)	150,000	155,548

		283,694

Electronic Equipment, Instruments & Components - 0.0% (E)
Flextronics International, Ltd. 4.75%, 06/15/2025	50,000	50,500

Energy Equipment & Services - 0.3%
Halliburton Co. 3.80%, 11/15/2025	80,000	83,556
Regency Energy Partners, LP / Regency Energy Finance Corp. 4.50%, 11/01/2023	1,900,000	1,854,803

		1,938,359

Food & Staples Retailing - 0.5%
CVS Pass-Through Trust 4.16%, 08/11/2036 (B)	94,705	97,665
Walgreens Boots Alliance, Inc.
1.75%, 05/30/2018	800,000	806,250
3.80%, 11/18/2024	1,800,000	1,907,068

		2,810,983

Food Products - 0.4%
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (B)	50,000	51,922
3.50%, 07/15/2022 (B)	50,000	53,103
3.95%, 07/15/2025 (B)	1,550,000	1,685,281
4.38%, 06/01/2046 (B)	800,000	846,018

		2,636,324

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Gas Utilities - 0.0% (E)
National Fuel Gas Co. 5.20%, 07/15/2025	$ 120,000	$ 124,459

Health Care Equipment & Supplies - 0.9%
Becton Dickinson and Co. 3.73%, 12/15/2024	110,000	118,486
Boston Scientific Corp. 3.38%, 05/15/2022	1,430,000	1,483,240
Medtronic, Inc. 3.50%, 03/15/2025	2,320,000	2,529,090
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	1,640,000	1,659,910
3.15%, 04/01/2022	80,000	82,000
3.55%, 04/01/2025	80,000	82,456

		5,955,182

Health Care Providers & Services - 0.2%
Aetna, Inc. 3.50%, 11/15/2024	50,000	52,750
Laboratory Corp. of America Holdings 3.60%, 02/01/2025	41,000	42,556
UnitedHealth Group, Inc. 2.88%, 12/15/2021	1,090,000	1,148,049

		1,243,355

Hotels, Restaurants & Leisure - 0.4%
McDonald’s Corp. 3.70%, 01/30/2026, MTN	1,580,000	1,707,101
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50%, 03/01/2025 (B) (F)	900,000	870,750

		2,577,851

Independent Power & Renewable Electricity Producers - 0.0% (E)
Exelon Generation Co. LLC 6.25%, 10/01/2039	200,000	219,690

Industrial Conglomerates - 0.1%
General Electric Co.
2.70%, 10/09/2022	260,000	272,871
4.50%, 03/11/2044	100,000	115,398
5.50%, 01/08/2020, MTN	258,000	294,899

		683,168

Insurance - 2.0%
American International Group, Inc. 3.75%, 07/10/2025	520,000	529,987
Chubb INA Holdings, Inc. 3.35%, 05/03/2026	90,000	95,931
First American Financial Corp.
4.30%, 02/01/2023	100,000	102,351
4.60%, 11/15/2024	50,000	52,358
Jackson National Life Global Funding
2.30%, 04/16/2019 (B)	300,000	306,242
2.60%, 12/09/2020 (B)	1,580,000	1,631,508
Marsh & McLennan Cos., Inc. 3.75%, 03/14/2026	50,000	52,733
MetLife, Inc.
4.05%, 03/01/2045	40,000	39,404
5.25% (A), 06/15/2020 (G)	100,000	99,250
Metropolitan Life Global Funding I
2.00%, 04/14/2020 (B)	250,000	252,700
2.50%, 12/03/2020 (B) (F)	1,820,000	1,871,750

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
New York Life Global Funding
1.05% (A), 04/06/2018 (B)	$ 1,200,000	$ 1,203,138
1.13%, 03/01/2017 (B)	200,000	200,412
Pricoa Global Funding I
1.15%, 11/25/2016 (B)	500,000	500,758
2.20%, 05/16/2019 (B)	200,000	204,750
2.55%, 11/24/2020 (B)	1,590,000	1,643,775
Principal Life Global Funding II
1.17% (A), 12/01/2017 (B)	1,300,000	1,301,901
2.20%, 04/08/2020 (B) (F)	1,300,000	1,320,641
3.00%, 04/18/2026 (B)	500,000	509,965
QBE Insurance Group, Ltd. 2.40%, 05/01/2018 (B)	200,000	201,682
Reliance Standard Life Global Funding II
2.15%, 10/15/2018 (B)	210,000	211,961
2.50%, 04/24/2019 (B)	100,000	101,974
Travelers Cos., Inc. 3.75%, 05/15/2046	100,000	104,641
XLIT, Ltd. 4.45%, 03/31/2025	40,000	40,365

		12,580,177

Internet & Catalog Retail - 0.1%
Amazon.com, Inc.
2.50%, 11/29/2022 (F)	200,000	206,253
3.30%, 12/05/2021	110,000	118,686

		324,939

IT Services - 0.3%
Fidelity National Information Services, Inc.
3.88%, 06/05/2024	100,000	105,728
4.50%, 10/15/2022	1,660,000	1,838,506

		1,944,234

Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.
2.15%, 12/14/2018	80,000	80,909
3.30%, 02/15/2022	110,000	114,124
4.15%, 02/01/2024	1,600,000	1,746,232

		1,941,265

Machinery - 0.0% (E)
Stanley Black & Decker, Inc. 2.90%, 11/01/2022 (F)	200,000	211,144

Marine - 0.1%
AP Moeller - Maersk A/S 3.88%, 09/28/2025 (B)	450,000	458,792

Media - 1.0%
21st Century Fox America, Inc. 3.70%, 09/15/2024	800,000	863,774
CBS Corp. 4.00%, 01/15/2026	50,000	53,368
Charter Communications Operating LLC / Charter Communications Operating Capital 4.46%, 07/23/2022 (B)	2,000,000	2,149,472
Comcast Corp.
4.40%, 08/15/2035	50,000	56,400
4.75%, 03/01/2044	2,400,000	2,798,458
Cox Communications, Inc. 3.25%, 12/15/2022 (B)	100,000	99,722

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
SES SA 3.60%, 04/04/2023 (B) (F)	$ 200,000	$ 201,286
Sky PLC
3.13%, 11/26/2022 (B)	80,000	81,850
3.75%, 09/16/2024 (B)	200,000	207,789

		6,512,119

Multi-Utilities - 0.4%
DTE Electric Co. 3.70%, 06/01/2046	1,700,000	1,794,755
E.ON International Finance BV 6.65%, 04/30/2038 (B) (C)	666,000	795,278
Sempra Energy 2.88%, 10/01/2022	150,000	153,451

		2,743,484

Multiline Retail - 0.0% (E)
Dollar Tree, Inc. 5.75%, 03/01/2023 (B)	101,000	107,312

Oil, Gas & Consumable Fuels - 1.6%
BP Capital Markets PLC
1.05% (A), 02/13/2018	450,000	448,654
3.51%, 03/17/2025	120,000	126,324
3.54%, 11/04/2024 (F)	219,000	230,766
Continental Resources, Inc. 3.80%, 06/01/2024	100,000	87,250
Devon Energy Corp. 5.00%, 06/15/2045	80,000	74,630
Dolphin Energy, Ltd. 5.50%, 12/15/2021 (H)	400,000	453,000
Enbridge, Inc. 3.50%, 06/10/2024	100,000	95,693
Energy Transfer Partners, LP
4.05%, 03/15/2025	400,000	392,534
4.75%, 01/15/2026 (F)	100,000	102,840
EOG Resources, Inc. 3.90%, 04/01/2035	40,000	40,103
Kinder Morgan, Inc. 5.05%, 02/15/2046 (F)	800,000	760,414
Occidental Petroleum Corp. 3.50%, 06/15/2025 (F)	1,830,000	1,933,805
Petroleos Mexicanos 6.00%, 03/05/2020 (F)	200,000	215,200
Pioneer Natural Resources Co. 7.50%, 01/15/2020	650,000	761,116
Plains All American Pipeline, LP / PAA Finance Corp.
2.85%, 01/31/2023	100,000	92,045
3.60%, 11/01/2024	100,000	93,910
Rosneft Finance SA 7.88%, 03/13/2018, MTN (H)	200,000	215,540
Shell International Finance BV 4.00%, 05/10/2046	1,500,000	1,529,862
Statoil ASA
2.45%, 01/17/2023	125,000	126,552
3.25%, 11/10/2024 (F)	1,800,000	1,900,890
Western Gas Partners, LP
4.00%, 07/01/2022	115,000	112,053
4.65%, 07/01/2026 (D)	500,000	504,510

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Woodside Finance, Ltd. 3.65%, 03/05/2025 (B)	$ 40,000	$ 39,073

		10,336,764

Pharmaceuticals - 0.5%
Actavis Funding SCS
3.80%, 03/15/2025	80,000	83,346
3.85%, 06/15/2024	100,000	104,649
Baxalta, Inc.
3.60%, 06/23/2022	50,000	51,603
4.00%, 06/23/2025	50,000	52,175
Eli Lilly & Co. 2.75%, 06/01/2025 (F)	1,190,000	1,260,292
Endo Finance LLC / Endo Finco, Inc. 5.88%, 01/15/2023 (B)	1,000,000	867,500
Johnson & Johnson 0.74% (A), 11/28/2016	200,000	200,060
Merck & Co., Inc. 2.35%, 02/10/2022	81,000	83,438
Perrigo Finance Unlimited Co. 3.50%, 03/15/2021	200,000	206,943

		2,910,006

Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	300,000	309,221
4.30%, 01/15/2026	800,000	848,569
4.50%, 07/30/2029	700,000	727,612
American Tower Corp.
3.38%, 10/15/2026	1,400,000	1,407,283
3.50%, 01/31/2023	100,000	103,476
4.00%, 06/01/2025	1,250,000	1,329,332
Crown Castle International Corp.
4.45%, 02/15/2026	390,000	423,398
5.25%, 01/15/2023	1,600,000	1,795,296
Digital Realty Trust, LP 3.95%, 07/01/2022	1,830,000	1,916,969
iStar, Inc. 4.00%, 11/01/2017	100,000	98,375
Prologis, LP 3.75%, 11/01/2025	40,000	42,633
Unibail-Rodamco SE 1.40% (A), 04/16/2019, MTN (H)	600,000	596,237
WP Carey, Inc. 4.60%, 04/01/2024	800,000	820,811

		10,419,212

Road & Rail - 0.1%
Aviation Capital Group Corp. 3.88%, 09/27/2016 (B) (C)	200,000	200,286
Canadian National Railway Co. 2.25%, 11/15/2022	400,000	406,349
JB Hunt Transport Services, Inc. 2.40%, 03/15/2019	100,000	101,045
Norfolk Southern Corp. 4.45%, 06/15/2045	50,000	55,100

		762,780

Software - 0.8%
Adobe Systems, Inc. 3.25%, 02/01/2025 (F)	41,000	43,176
Autodesk, Inc. 4.38%, 06/15/2025 (F)	100,000	104,519

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Microsoft Corp.
2.13%, 11/15/2022	$ 300,000	$ 304,821
2.70%, 02/12/2025	800,000	827,050
Oracle Corp.
2.40%, 09/15/2023 (D)	600,000	602,136
2.65%, 07/15/2026 (D)	800,000	802,007
2.80%, 07/08/2021	400,000	419,849
2.95%, 05/15/2025	1,250,000	1,299,112
4.30%, 07/08/2034	400,000	425,410

		4,828,080

Specialty Retail - 0.5%
AutoNation, Inc. 4.50%, 10/01/2025	50,000	52,798
Home Depot, Inc. 4.25%, 04/01/2046	50,000	57,322
Lowe’s Cos., Inc. 3.70%, 04/15/2046	2,800,000	2,878,912
QVC, Inc.
4.45%, 02/15/2025	100,000	100,337
4.85%, 04/01/2024	100,000	103,516

		3,192,885

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
0.93% (A), 05/06/2019	400,000	399,444
3.45%, 05/06/2024 (F)	400,000	434,742
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 8.10%, 07/15/2036 (B)	1,100,000	1,185,853

		2,020,039

Tobacco - 0.4%
BAT International Finance PLC 3.50%, 06/15/2022 (B)	50,000	53,643
Imperial Brands Finance PLC
3.75%, 07/21/2022 (B)	200,000	211,060
4.25%, 07/21/2025 (B)	1,790,000	1,937,727
Reynolds American, Inc.
4.00%, 06/12/2022	50,000	54,339
4.45%, 06/12/2025	100,000	111,994
4.85%, 09/15/2023	100,000	114,173

		2,482,936

Trading Companies & Distributors - 0.0% (E)
WW Grainger, Inc. 4.60%, 06/15/2045	50,000	59,330

Transportation Infrastructure - 0.0% (E)
Sydney Airport Finance Co. Pty, Ltd. 3.38%, 04/30/2025 (B)	50,000	50,815

Water Utilities - 0.0% (E)
American Water Capital Corp. 3.40%, 03/01/2025	50,000	54,214

Wireless Telecommunication Services - 0.1%
T-Mobile USA, Inc.
6.00%, 03/01/2023	104,000	107,640
6.38%, 03/01/2025 (F)	104,000	108,680
VimpelCom Holdings BV 5.20%, 02/13/2019 (B)	200,000	206,048

		422,368

Total Corporate Debt Securities (Cost $234,462,437)		240,714,492

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 1.5%
Canada - 0.5%
Province of Ontario 1.65%, 09/27/2019	$ 1,200,000	$ 1,216,265
Province of Quebec 2.50%, 04/20/2026	1,700,000	1,749,223

		2,965,488

Japan - 0.9%
Japan Bank for International Cooperation 2.38%, 04/20/2026	1,800,000	1,878,957
Japan Finance Organization for Municipalities 2.13%, 04/13/2021 (B) (C)	1,500,000	1,524,818
Tokyo Metropolitan Government 2.00%, 05/17/2021 (B) (C)	2,600,000	2,629,780

		6,033,555

Republic of Korea - 0.1%
Export-Import Bank of Korea 1.37% (A), 05/26/2019	800,000	800,666

Total Foreign Government Obligations (Cost $9,572,991)		9,799,709

MORTGAGE-BACKED SECURITIES - 1.7%
ALBA PLC Series 2015-1, Class A, 1.75% (A), 04/24/2049 (H)	GBP 593,611	772,815
Auburn Securities 4 PLC Series 4, Class A2, 0.91% (A), 10/01/2041 (H)	569,123	726,481
Bear Stearns Alt-A Trust Series 2005-5, Class 1A1, 0.67% (A), 07/25/2035	$ 46,661	45,098
CHL Mortgage Pass-Through Trust Series 2005-9, Class 1A1, 0.75% (A), 05/25/2035	81,143	67,917
Countrywide Commercial Mortgage Trust Series 2007-MF1, Class A, 6.27% (A), 11/12/2043 (B)	2,200,720	2,252,771
Dukinfield PLC Series 1, Class A, 1.59% (A), 08/15/2045 (H)	GBP 357,309	461,762
Eurosail PLC
Series 2006-4X, Class A3C,
0.74% (A), 12/10/2044 (H)	487,625	610,736
Series 2007-3X, Class A2A,
0.87% (A), 06/13/2045 (H)	235,518	309,005
Series 2007-3X, Class A2C,
0.87% (A), 06/13/2045 (H)	318,653	417,926
Gemgarto PLC Series 2015-1, Class A, 1.54% (A), 02/16/2047 (H)	230,381	301,339
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9, Class A3, 5.34%, 05/15/2047	$ 499,135	503,553
Merrill Lynch Mortgage Investors Trust Series 2003-B, Class A1, 1.13% (A), 04/25/2028	930,123	892,581

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS Series 2013-C8, Class XA, 1.19% (A), 12/15/2048	$ 1,955,881	$ 103,661
Morgan Stanley Capital I Trust Series 2007-HQ13, Class A3, 5.57%, 12/15/2044	1,152,356	1,191,959
MortgageIT Trust Series 2005-2, Class 1A1, 0.71% (A), 05/25/2035	244,653	238,386
Southern Pacific Financing PLC Series 2005-B, Class A, 0.76% (A), 06/10/2043 (H)	GBP 1,012,439	1,299,146
Structured Adjustable Rate Mortgage Loan Trust Series 2005-4, Class 6A1, 0.69% (A), 03/25/2035	$ 643,921	572,474

Total Mortgage-Backed Securities (Cost $11,243,293)		10,767,610

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
California - 0.2%
Bay Area Toll Authority, Revenue Bonds Series S1, 6.92%, 04/01/2040	200,000	292,588
Los Angeles Community College District, General Obligation Unlimited 6.60%, 08/01/2042	200,000	305,536
State of California, General Obligation Unlimited 7.35%, 11/01/2039	300,000	456,204

		1,054,328

New York - 0.0% (E)
Port Authority of New York & New Jersey, Revenue Bonds 4.46%, 10/01/2062	200,000	228,814

Utah - 0.0% (E)
Utah State Board of Regents, Revenue Bonds Series 1, 1.20% (A), 12/26/2031	77,065	75,871

Total Municipal Government Obligations (Cost $1,235,661)		1,359,013

U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.4%
Federal Home Loan Mortgage Corp.
1.25%, 10/02/2019 (F)	14,450,000	14,621,594
2.38%, 01/13/2022 (F)	10,800,000	11,438,852
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 1.12% (A), 02/25/2023	1,999,821	2,007,946
Federal Home Loan Mortgage Corp. REMIC
0.79% (A), 01/15/2038	2,843,382	2,827,898
0.84% (A), 02/15/2041	527,497	527,451
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS 1.93% (A), 01/15/2038	2,843,382	187,861

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association
0.88%, 10/26/2017	$ 1,800,000	$ 1,806,268
1.88%, 09/18/2018 (F)	6,800,000	6,973,754
3.50%, TBA (D)	33,500,000	35,305,858
4.50%, 04/01/2028 - 10/01/2041	1,008,449	1,102,062
Federal National Mortgage Association REMIC
1.02% (A), 06/25/2041	1,773,204	1,781,553
1.20% (A), 05/25/2040	1,510,170	1,523,127
Financing Corp., Principal Only STRIPS 05/11/2018	600,000	590,974
Government National Mortgage Association
1.24% (A), 05/20/2066	2,196,953	2,197,400
1.27% (A), 06/20/2066 (C) (I)	1,600,000	1,592,015

Total U.S. Government Agency Obligations (Cost $82,619,614)		84,484,613

U.S. GOVERNMENT OBLIGATIONS - 8.8%
U.S. Treasury Bond
2.50%, 02/15/2046 (F) (J)	4,000	4,165
2.75%, 08/15/2042 (F) (J) (K)	28,800,000	31,731,754
2.88%, 08/15/2045	5,600,000	6,288,190
3.00%, 11/15/2045	70,000	80,489
3.13%, 08/15/2044 (K)	6,100,000	7,180,365
3.38%, 05/15/2044	500,000	616,230
U.S. Treasury Floating Rate Note 0.45% (A), 04/30/2018 (L) (M)	3,100,000	3,100,344
U.S. Treasury Note
1.38%, 05/31/2021 (J)	740,000	753,326
1.63%, 02/15/2026 - 05/15/2026 (J)	3,155,000	3,190,958
1.75%, 01/31/2023 (K)	400,000	412,281
2.00%, 02/15/2025	2,500,000	2,615,625

Total U.S. Government Obligations (Cost $47,538,706)		55,973,727

SHORT-TERM FOREIGN GOVERNMENT OBLIGATION - 10.5%
Japan - 10.5%
Japan Treasury Discount Bill 0.00% (N) (O), 10/11/2016	JPY 6,840,000,000	66,286,300

Total Short-Term Foreign Government Obligation (Cost $62,391,256)		66,286,300

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.5%
U.S. Treasury Bill
0.14% (N), 07/21/2016 (L) (M)	$ 260,000	259,973
0.23% (N), 07/21/2016 (L) (M)	750,000	749,923
0.23% (N), 11/03/2016 (L)	1,835,000	1,833,457
0.24% (N), 11/03/2016 (L)	1,326,000	1,324,885
0.31% (N), 11/03/2016 (L)	1,303,000	1,301,904
0.32% (N), 11/03/2016 (L)	1,436,000	1,434,792
0.38% (N), 12/08/2016 (L)	1,536,000	1,534,045
0.40% (N), 12/08/2016 (L)	877,000	875,884

Total Short-Term U.S. Government Obligations (Cost $9,313,309)		9,314,863

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 1.4%
Put - S&P 500® Exercise Price $1,750 Expiration Date 06/16/2017	1,477	$ 8,714,300

Total Exchange-Traded Options Purchased (Cost $10,418,087)		8,714,300

	Shares	Value
SECURITIES LENDING COLLATERAL - 5.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (N)	37,045,203	37,045,203

Total Securities Lending Collateral (Cost $37,045,203)		37,045,203

	Principal	Value
REPURCHASE AGREEMENTS - 25.5%
Bank of America NA 0.68% (N), dated 06/30/2016, to be repurchased at $100,001,889 on 07/01/2016. Collateralized by a U.S. Government Obligation, 3.63%, due 08/15/2043, and with a value of $103,272,049.	$ 100,000,000	100,000,000
RBC Capital Markets LLC 0.80% (N), dated 06/30/2016, to be repurchased at $49,301,096 on 07/01/2016. Collateralized by U.S. Government Obligations, 1.50% - 3.63%, due 02/28/2019 - 08/15/2019, and with a total value of $50,799,310.	49,300,000	49,300,000
State Street Bank & Trust Co. 0.03% (N), dated 06/30/2016, to be repurchased at $12,028,613 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $12,270,000.	12,028,603	12,028,603

Total Repurchase Agreements (Cost $161,328,603)		161,328,603

Total Investments (Cost $690,536,007) (P)		709,309,968
Net Other Assets (Liabilities) - (12.1)%		(76,831,761)

Net Assets - 100.0%		$ 632,478,207

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (1.9)%
Bank of America NA 0.30% (N), dated 06/22/2016, to be repurchased at $(125,485) on 07/07/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 05/15/2026, and with a value of $(126,793).	$ (125,469)	(125,469)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS (continued)
Bank of America NA 0.65% (N), dated 06/22/2016, to be repurchased at $(900,228) on 07/06/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 02/15/2026, and with a value of $(915,665).	$ (900,000)	$ (900,000)
Bank of America NA 0.95% (N), dated 06/28/2016, to be repurchased at $(669,124) on 07/05/2016. Collateralized by a U.S. Government Obligation, 2.75%, due 08/15/2042 and with a value of $(667,523).	(669,000)	(669,000)
Bank of America NA 1.03% (N), dated 06/28/2016, to be repurchased at $(4,800,836) on 07/05/2016. Collateralized by a U.S. Government Obligation, 2.75%, due 08/15/2042 and with a value of $(4,783,915).	(4,799,875)	(4,799,875)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS (continued)

Royal Bank of Scotland 0.64% (N), dated 06/21/2016, to be repurchased at $(2,884,113) on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 02/15/2026 and with a value of $(2,930,127).

	$ (2,883,600)	$ (2,883,600)
Royal Bank of Scotland 0.64% (N), dated 06/21/2016, to be repurchased at $(1,614,777) on 07/05/2016. Collateralized by a U.S. Government Obligation, 2.75%, due 08/15/2042 and with a value of $(1,668,807).	(1,614,375)	(1,614,375)
Toronto-Dominion Bank 0.35% (N), dated 06/17/2016, to be repurchased at $(750,459) on 07/08/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 05/31/2021 and with a value of $(754,226).	(750,175)	(750,175)

Total Reverse Repurchase Agreements (Cost $11,742,494)		$ (11,742,494)

CENTRALLY CLEARED SWAP AGREEMENTS: (Q)

Credit Default Swap Agreements on Credit Indices - Sell Protection (R)
Reference Obligation	Fixed Deal Receive Rate	Expiration Date	Notional Amount (S)		Fair Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America High Yield Index - Series 26	5.00%	06/20/2021	USD	3,300,000	$110,098	$48,840	$61,258
North America Investment Grade Index - Series 25	1.00	12/20/2020	USD	44,700,000	367,280	330,259	37,021
North America Investment Grade Index - Series 26	1.00	06/20/2021	USD	21,000,000	236,253	203,424	32,829

Total					$713,631	$582,523	$131,108

Interest Rate Swap Agreements - Fixed Rate Receivable
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.25%	12/16/2022	USD	700,000	$49,632	$(4,951)	$54,583

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (R)
Reference Obligation	Counterparty	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread at June 30, 2016 (U)	Notional Amount (S)		Fair Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Russia Foreign Bond - Eurobond, 7.50%, 03/31/2030	JPM	1.00%	06/20/2020	1.91%	USD	200,000	$(6,471)	$(23,238)	$16,767

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Credit Default Swap Agreements on Credit Indices - Sell Protection (R)
Reference Obligation	Counterparty	Fixed Deal Receive Rate	Expiration Date	Notional Amount (S)		Fair Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	10/17/2057	USD	3,200,000	$(119,203)	$(146,761)	$27,558
North America CMBS Basket Index - Series AAA9	GSI	0.50	09/17/2058	USD	1,700,000	(86,789)	(107,547)	20,758

Total						$(205,992)	$(254,308)	$48,316

Total Return Swap Agreements - Payable (V)
Reference Entity	Counterparty	Rate	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	BOA	3-Month USD-LIBOR	08/15/2016	823	$(55,138)	$—	$(55,138)
iShares MSCI EAFE ETF	BOA	3-Month USD-LIBOR	05/24/2017	12,248	(827,837)	—	(827,837)

Total					$(882,975)	$—	$(882,975)

FUTURES CONTRACTS: (W)
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Short	(26)	09/30/2016	$—	$(54,450)
10-Year U.S. Treasury Note	Long	57	09/21/2016	117,502	—
Russell 2000® Mini Index	Long	279	09/16/2016	—	(378,135)
S&P 500® E-Mini	Long	2,722	09/16/2016	542,682	—

Total				$660,184	$(432,585)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	07/08/2016	USD	183,114	DKK	1,225,000	$280	$—
BOA	08/12/2016	USD	330,928	GBP	229,000	25,955	—
BOA	10/03/2016	USD	608,748	DKK	4,050,000	2,265	—
BOA	10/11/2016	USD	62,374,961	JPY	6,840,000,000	—	(4,109,899)
BOA	04/03/2017	USD	4,400,644	DKK	28,817,000	51,572	—
GSB	07/08/2016	USD	279,782	DKK	1,845,000	4,411	—
GSB	08/12/2016	EUR	428,000	USD	489,580	—	(13,862)
GSB	08/12/2016	USD	775,146	GBP	525,000	75,971	—
GSB	10/03/2016	USD	444,126	DKK	2,965,000	120	—
HSBC	07/08/2016	USD	186,239	DKK	1,215,000	4,897	—
JPM	07/08/2016	USD	1,502,945	DKK	9,915,000	23,105	—
JPM	08/12/2016	USD	4,443,239	GBP	3,073,000	350,736	—
JPM	04/03/2017	USD	1,556,855	DKK	10,225,000	13,694	—

Total						$553,006	$(4,123,761)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (X)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$23,521,535	$—	$23,521,535
Corporate Debt Securities	—	240,714,492	—	240,714,492
Foreign Government Obligations	—	9,799,709	—	9,799,709
Mortgage-Backed Securities	—	10,767,610	—	10,767,610
Municipal Government Obligations	—	1,359,013	—	1,359,013
U.S. Government Agency Obligations	—	84,484,613	—	84,484,613
U.S. Government Obligations	—	55,973,727	—	55,973,727
Short-Term Foreign Government Obligation	—	66,286,300	—	66,286,300
Short-Term U.S. Government Obligations	—	9,314,863	—	9,314,863
Exchange-Traded Options Purchased	8,714,300	—	—	8,714,300
Securities Lending Collateral	37,045,203	—	—	37,045,203
Repurchase Agreements	—	161,328,603	—	161,328,603

Total Investments	$45,759,503	$663,550,465	$—	$709,309,968

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$713,631	$—	$713,631
Centrally Cleared Interest Rate Swap Agreements	—	49,632	—	49,632
Futures Contracts (Y)	660,184	—	—	660,184
Forward Foreign Currency Contracts (Y)	—	553,006	—	553,006

Total Other Financial Instruments	$660,184	$1,316,269	$—	$1,976,453

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(11,742,494)	$—	$(11,742,494)
Over-the-Counter Credit Default Swap Agreements	—	(212,463)	—	(212,463)
Over-the-Counter Total Return Swap Agreements	—	(882,975)	—	(882,975)
Futures Contracts (Y)	(432,585)	—	—	(432,585)
Forward Foreign Currency Contracts (Y)	—	(4,123,761)	—	(4,123,761)

Total Other Financial Instruments	$(432,585)	$(16,961,693)	$—	$(17,394,278)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2016.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the total value of 144A securities is $82,123,717, representing 13.0% of the Portfolio’s net assets.
(C)	Illiquid securities. At June 30, 2016, total value of illiquid securities is $20,673,128, representing 3.3% of the Portfolio’s net assets.
(D)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after June 30, 2016.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $36,286,716. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2016, the total value of Regulation S securities is $6,590,259, representing 1.0% of the Portfolio’s net assets.
(I)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2016, value of the security is $1,592,015, representing 0.3% of the Portfolio’s net assets.
(J)	Securities are subject to sale-buyback transactions.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(K)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of all securities segregated as collateral to cover centrally cleared swap agreements is $1,592,375.
(L)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter swap agreements and/or forward foreign currency contracts. The total value of all securities segregated for open over-the-counter swap agreements and/or forward foreign currency contracts is $6,174,989.
(M)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $3,094,184.
(N)	Rates disclosed reflect the yields at June 30, 2016.
(O)	Percentage rounds to less than 0.01% or (0.01)%.
(P)	Aggregate cost for federal income tax purposes is $690,536,007. Aggregate gross unrealized appreciation and depreciation for all securities is $21,530,540 and $2,756,579, respectively. Net unrealized appreciation for tax purposes is $18,773,961.
(Q)	Cash in the amount of $153,000 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(R)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(S)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(T)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(U)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(V)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(W)	Cash in the amount of $9,911,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(X)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(Y)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

PORTFOLIO ABBREVIATIONS:

CMBS	Commercial Mortgage-Backed Securities
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Investments, at value (cost $529,207,404) (including securities loaned of $36,286,716)	$547,981,365
Repurchase agreement, at value (cost $161,328,603)	161,328,603
Cash on deposit with custodian	10,064,000
Foreign currency, at value (cost $146,926)	134,025
Receivables:
Investments sold	2,069,929
When-issued, delayed-delivery, and forward commitment securities sold	35,120,059
Interest	2,903,142
Tax reclaims	3,126
Net income from securities lending	7,181
Variation margin receivable	4,429,159
Prepaid expenses	2,702
Unrealized appreciation on forward foreign currency contracts	553,006

Total assets	764,596,297

Liabilities:
Due to custodian	1,907,126
Payables and other liabilities:
Shares redeemed	43,913
Investments purchased	961,168
When-issued, delayed-delivery, and forward commitment securities purchased	74,571,532
Investment management fees	413,771
Distribution and service fees	127,290
Transfer agent fees	1,541
Trustees, CCO and deferred compensation fees	1,236
Audit and tax fees	8,363
Custody fees	15,372
Legal fees	14,210
Printing and shareholder reports fees	37,626
Other	6,396
Interest	1,650
Collateral for securities on loan	37,045,203
Reverse repurchase agreements, at value (cost $11,742,494)	11,742,494
OTC swap agreements, at value	1,095,438
Unrealized depreciation on forward foreign currency contracts	4,123,761

Total liabilities	132,118,090

Net assets	$632,478,207

Net assets consist of:
Capital stock ($0.01 par value)	$545,972
Additional paid-in capital	618,841,892
Undistributed (distributions in excess of) net investment income (loss)	3,023,814
Accumulated net realized gain (loss)	(4,716,644)
Net unrealized appreciation (depreciation) on:
Investments	18,773,961
Swap agreements	(632,201)
Futures contracts	227,599
Translation of assets and liabilities denominated in foreign currencies	(3,586,186)

Net assets	$632,478,207

Net assets by class:
Initial Class	$6,753,483
Service Class	625,724,724

Shares outstanding:
Initial Class	575,505
Service Class	54,021,720

Net asset value and offering price per share:
Initial Class	$11.73
Service Class	11.58

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Interest income	$4,956,474
Net income (loss) from securities lending	38,637
Withholding taxes on foreign income	768

Total investment income	4,995,879

Expenses:
Investment advisory fees	752,897
Investment management fees	1,659,927
Distribution and service fees:
Service Class	751,066
Administration fees	29,174
Transfer agent fees	4,600
Trustees, CCO and deferred compensation fees	8,395
Audit and tax fees	12,614
Custody fees	83,442
Legal fees	16,161
Printing and shareholder reports fees	24,683
Interest	2,071
Other	8,109

Total expenses	3,353,139

Net investment income (loss)	1,642,740

Net realized gain (loss) on:
Investments	(1,892,308)
Swap agreements	(2,065,886)
Futures contracts	9,022,435
Foreign currency transactions	22,159

Net realized gain (loss)	5,086,400

Net change in unrealized appreciation (depreciation) on:
Investments	19,252,529
Swap agreements	25,152
Futures contracts	(1,857,211)
Translation of assets and liabilities denominated in foreign currencies	(3,536,332)

Net change in unrealized appreciation (depreciation)	13,884,138

Net realized and change in unrealized gain (loss)	18,970,538

Net increase (decrease) in net assets resulting from operations	$20,613,278

The Notes to Financial Statements are an integral part of this report. Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$1,642,740	$467,491
Net realized gain (loss)	5,086,400	(3,044,407)
Net change in unrealized appreciation (depreciation)	13,884,138	(13,798,864)

Net increase (decrease) in net assets resulting from operations	20,613,278	(16,375,780)

Dividends and/or distributions to shareholders:
Net realized gains:
Initial Class	—	(232,721)
Service Class	—	(20,718,793)

Total dividends and/or distributions from net realized gains	—	(20,951,514)

Capital share transactions:
Proceeds from shares sold:
Initial Class	183,373	663,215
Service Class	14,006,988	73,281,624

	14,190,361	73,944,839

Dividends and/or distributions reinvested:
Initial Class	—	232,721
Service Class	—	20,718,793

	—	20,951,514

Cost of shares redeemed:
Initial Class	(371,731)	(1,102,581)
Service Class	(15,750,154)	(16,289,654)

	(16,121,885)	(17,392,235)

Net increase (decrease) in net assets resulting from capital share transactions	(1,931,524)	77,504,118

Net increase (decrease) in net assets	18,681,754	40,176,824

Net assets:
Beginning of period/year	613,796,453	573,619,629

End of period/year	$632,478,207	$613,796,453

Undistributed (distributions in excess of) net investment income (loss)	$3,023,814	$1,381,074

Capital share transactions - shares:
Shares issued:
Initial Class	16,111	56,231
Service Class	1,241,393	6,164,879

	1,257,504	6,221,110

Shares reinvested:
Initial Class	—	20,450
Service Class	—	1,840,035

	—	1,860,485

Shares redeemed:
Initial Class	(33,026)	(93,142)
Service Class	(1,418,570)	(1,413,753)

	(1,451,596)	(1,506,895)

Net increase (decrease) in shares outstanding:
Initial Class	(16,915)	(16,461)
Service Class	(177,177)	6,591,161

	(194,092)	6,574,700

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013		December 31, 2012		December 31, 2011
Net asset value, beginning of period/year	$11.33		$12.00	$11.59	$10.40		$10.49		$10.97

Investment operations:
Net investment income (loss) (A)	0.04		0.04	0.02	0.01		0.11	(B)	0.18	(B)
Net realized and unrealized gain (loss)	0.36		(0.31)	0.90	1.25		0.01		(0.52)

Total investment operations	0.40		(0.27)	0.92	1.26		0.12		(0.34)

Dividends and/or distributions to shareholders:
Net investment income	—		—	(0.13)	(0.07)		(0.21)		(0.14)
Net realized gains	—		(0.40)	(0.38)	—		—		—

Total dividends and/or distributions to shareholders	—		(0.40)	(0.51)	(0.07)		(0.21)		(0.14)

Net asset value, end of period/year	$11.73		$11.33	$12.00	$11.59		$10.40		$10.49

Total return (C)	3.53	%(D)	(2.27)%	8.05%	12.16%		1.19%		(3.10)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,753		$6,714	$7,308	$7,332		$7,392		$10,041
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.86	%(E)	0.86%	0.86%	0.90%		1.00	%(F)	0.99	%(F)
Including waiver and/or reimbursement and recapture	0.86	%(E)	0.86%	0.86%	0.91%		0.99	%(F)	1.00	%(F)
Net investment income (loss) to average net assets	0.79	%(E)	0.32%	0.20%	0.10%		1.05%		1.63%
Portfolio turnover rate	40	%(D)(G)	70%	25%	54	%(H)	783	%(I)	788	%(I)

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Excludes sale-buyback transactions.
(H)	Decrease in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013		December 31, 2012		December 31, 2011
Net asset value, beginning of period/year	$11.20		$11.90	$11.51	$10.35		$10.43		$10.93

Investment operations:
Net investment income (loss) (A)	0.03		0.01	(0.01)	(0.02)		0.08	(B)	0.17	(B)
Net realized and unrealized gain (loss)	0.35		(0.31)	0.90	1.24		0.02		(0.54)

Total investment operations	0.38		(0.30)	0.89	1.22		0.10		(0.37)

Dividends and/or distributions to shareholders:
Net investment income	—		—	(0.12)	(0.06)		(0.18)		(0.13)
Net realized gains	—		(0.40)	(0.38)	—		—		—

Total dividends and/or distributions to shareholders	—		(0.40)	(0.50)	(0.06)		(0.18)		(0.13)

Net asset value, end of period/year	$11.58		$11.20	$11.90	$11.51		$10.35		$10.43

Total return (C)	3.39	%(D)	(2.55)%	7.83%	11.85%		0.98%		(3.41)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$625,725		$607,082	$566,312	$308,591		$72,894		$63,413
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.11	%(E)	1.11%	1.11%	1.15%		1.25	%(F)	1.24	%(F)
Including waiver and/or reimbursement and recapture	1.11	%(E)	1.11%	1.11%	1.16%		1.24	%(F)	1.25	%(F)
Net investment income (loss) to average net assets	0.54	%(E)	0.07%	(0.05)%	(0.16)%		0.80%		1.53%
Portfolio turnover rate	40	%(D)(G)	70%	25%	54	%(H)	783	%(I)	788	%(I)

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Excludes sale-buyback transactions.
(H)	Decrease in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PIMCO Tactical - Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2016.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal bonds & notes and variable rate notes: The fair value of municipal bonds & notes and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2016, if any, are identified in the Schedule of Investments.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2016, if any, are identified in the Schedule of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

TBA commitments held at June 30, 2016, if any, are identified in the Schedule of Investments. Open balances at June 30, 2016, if any, are included in When-issued, delayed-delivery, and forward commitment securities purchased or sold in the Statement of Assets and Liabilities.

When-issued, delayed-delivery, and forward commitment transactions: The Portfolio may purchase or sell securities on a whenissued, delayed-delivery, and forward commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

When-issued, delayed-delivery, and forward commitment transactions held at June 30, 2016, if any, are identified in the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, and forward commitment securities purchased or sold in the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Net income from securities lending in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Reverse repurchase agreements: The Portfolio may enter into reverse repurchase agreements in which the Portfolio sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. The Portfolio may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Pursuant to the terms of the reverse repurchase agreements, the Portfolio’s custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Portfolio are obligated to repurchase under the agreement may decline below the repurchase price. The Portfolio is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the Portfolio exercising its rights under the agreement, or those rights may be limited by other contractual agreements.

For the period ended June 30, 2016, the Portfolio’s average borrowings are as follows:

Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$ 5,676,862	43	0.43%

Open reverse repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments.

Sale-buyback: The Portfolio may enter into sale-buyback financing transactions. The Portfolio accounts for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Portfolio of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Portfolio forgoes principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Portfolio is compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

subject to the contract. Sale-buyback financing transactions expose the Portfolio to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio, the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. The Portfolio’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Portfolio’s forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Portfolio’s turnover rates. The Portfolio recognizes price drop fee income on a straight line basis over the period of the roll. For the period ended June 30, 2016, the Portfolio earned price drop fee income of $8,380. The price drop fee income is included in Interest income in the Statement of Operations.

The outstanding payable for securities to be repurchased, if any, is included in Payable for sale-buyback financing transactions in the Statement of Assets and Liabilities. The interest expense is included in Interest income on the Statement of Operations. In periods of increased demand of the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio, and is reflected in Interest income on the Statement of Operations.

For the period ended June 30, 2016, the Portfolio’s average borrowings are as follows:

Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$ 1,031,716	46	0.40%

Open sale-buyback financing transactions at June 30, 2016, if any, are identified in the Schedule of Investments.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$18,959,883	$—	$—	$—	$18,959,883
U.S. Government Agency Obligations	14,404,663	—	—	—	14,404,663
U.S. Government Obligations	3,680,657	—	—	—	3,680,657
Total Securities Lending Transactions	$37,045,203	$—	$—	$—	$37,045,203
Reverse Repurchase Agreements
U.S. Government Obligations	$2,883,600	$8,858,894	$—	$—	$11,742,494
Total Borrowings	$39,928,803	$8,858,894	$—	$—	$48,787,697
Gross amount of recognized liabilities for securities lending transactions and reverse repurchase agreements transactions					$48,787,697

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Open option contracts at June 30, 2016, if any, are included within the Schedule of Investments.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as Net realized gain (loss) in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as Net realized gain (loss) in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of Net realized gain (loss) in the Statement of Operations.

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swap agreements to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swap agreements, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swap agreements is disclosed in the Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swap agreements is included in the footnotes to the Schedule of Investments. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Total return swap agreements: The Portfolio is subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing its investment objective. The value of the commodity-linked investments held by a Portfolio can be affected by a variety of factors, including, but not limited to, overall market movements and other

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting the Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Open centrally cleared swap agreements at June 30, 2016, if any, are listed in the Schedule of Investments. Centrally cleared swap agreements are marked-to-market daily and an appropriate payable or receivable for the variation margin is recorded, if applicable, and is shown in Variation margin receivable or payable within the Statement of Assets and Liabilities.

Open OTC swap agreements at June 30, 2016, if any, are listed in the Schedule of Investments. The value, as applicable, is shown in OTC Swap agreements, at value within the Statement of Assets and Liabilities.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2016, if any, are listed in the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable within the Statement of Assets and Liabilities.

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2016, if any, are listed in the Schedule of Investments.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2016.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A) (B)	$—	$—	$8,714,300	$—	$—	$8,714,300
Centrally cleared swap agreements, at value (B) (C)	49,632	—	—	713,631	—	763,263
Net unrealized appreciation on futures contracts (B) (D)	117,502	—	542,682	—	—	660,184
Unrealized appreciation on forward foreign currency contracts	—	553,006	—	—	—	553,006
Total	$167,134	$553,006	$9,256,982	$713,631	$—	$10,690,753

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
OTC swap agreements, at value	$—	$—	$(882,975)	$(212,463)	$—	$(1,095,438)
Net unrealized depreciation on futures contracts (B) (D)	(54,450)	—	(378,135)	—	—	(432,585)
Unrealized depreciation on forward foreign currency contracts	—	(4,123,761)	—	—	—	(4,123,761)
Total	$(54,450)	$(4,123,761)	$(1,261,110)	$(212,463)	$—	$(5,651,784)

(A)	Included within Investments, at value on the Statement of Assets and Liabilities.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	Included within fair value of centrally cleared swap agreements as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(D)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary market risk exposure as of June 30, 2016.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$(3,959,313)	$—	$—	$(3,959,313)
Swap agreements	337,627	—	(1,571,753)	(831,760)	—	(2,065,886)
Futures contracts	232,226	—	8,790,209	—	—	9,022,435
Forward foreign currency contracts (B)	—	807,119	—	—	—	807,119
Total	$569,853	$807,119	$3,259,143	$(831,760)	$—	$3,804,355

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (C)	$—	$—	$470,385	$—	$—	$470,385
Swap agreements	203,627	—	(1,246,311)	1,067,836	—	25,152
Futures contracts	79,247	—	(1,936,458)	—	—	(1,857,211)
Forward foreign currency contracts (D)	—	(3,517,673)	—	—	—	(3,517,673)
Total	$282,874	$(3,517,673)	$(2,712,384)	$1,067,836	$—	$(4,879,347)

(A)	Included within Net realized gain (loss) on transactions from Investments on the Statement of Operations.
(B)	Included within Net realized gain (loss) on transactions from Foreign currency transactions on the Statement of Operations.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investments on the Statement of Operations.
(D)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies on Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2016.

Purchased Options and Swaptions at value		Swap Agreements at Notional Amount	Futures Contracts at Notional Amount		Forward Foreign Currency Contracts at Contract Amount
Calls	Puts		Long	Short	Purchased	Sold
$ —	$ 7,274,556	$ 234,733,308	4,576,864	(742,857)	$ 2,526,411	$ 33,895,149

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (futures contracts, exchange traded options, and exchange traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

The following is a summary of the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2016. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

	Gross Amounts of Assets Presented in Statement of Assets and Liabilities (A)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities (A)	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Amount		Financial Instruments	Collateral Pledged (B)	Net Amount
	Assets				Liabilities
Bank of America, N.A.	$79,792	$(79,792)	$—	$—	$4,992,874	$(79,792)	$(4,913,082)	$—
BNP Paribas	280	—	—	280	—	—	—	—
Goldman Sachs Bank	80,502	(13,862)	—	66,640	13,862	(13,862)	—	—
Goldman Sachs International	—	—	—	—	205,992	—	(205,992)	—
HSBC Bank USA	4,897	—	—	4,897	—	—	—	—
JPMorgan Chase Bank, N.A.	387,535	(6,471)	—	381,064	6,471	(6,471)	—	—
Other Derivatives (C)	10,137,747	—	—	10,137,747	432,585	—	—	432,585
Total	$10,690,753	$(100,125)	$—	$10,590,628	$5,651,784	$(100,125)	$(5,119,074)	$432,585

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

7. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $250 million	0.81%	0.78%
Over $250 million up to $750 million	0.80%	0.77%
Over $750 million up to $1.5 billion	0.79%	0.76%
Over $1.5 billion	0.76%	0.73%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.95%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

Cross-trades: The Portfolio is authorized to purchase or sell securities from and to other portfolios within TST, or between the Portfolio and other mutual funds or accounts advised by TAM or the sub-adviser, in each case in accordance with rule 17a-7 under the 1940 Act, when it is in the best interest of each Portfolio participating in the transaction.

For the period ended June 30 2016, the Portfolio engaged in the following net cross-trade transactions, which resulted in net realized gains/(losses) as follows:

Purchases	Sales	Net Realized Gains/(Losses)
$ 22,428,895	$ —	$ —

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 132,535,685	$ 77,078,421	$ 43,321,113	$ 84,578,666

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica PIMCO Tactical – Balanced VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Pacific Investment Management Company LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Initial Class Shares of the Portfolio was in line with the median for its peer universe for the past 3-year period and below the median for the past 1- and 5-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3- and 5-year periods. The Trustees discussed with TAM the reasons for the underperformance and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on September 17, 2012 pursuant

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

to its current investment objective and investment strategies. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Conservative VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio
Initial Class	$1,000.00	$1,045.20	$4.42	$1,020.50	$4.37	0.87%
Service Class	1,000.00	1,043.80	5.69	1,019.30	5.62	1.12

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	44.8%
Repurchase Agreements	18.8
U.S. Government Agency Obligations	17.0
U.S. Government Obligations	9.9
Short-Term Foreign Government Obligations	8.8
Securities Lending Collateral	3.8
Asset-Backed Securities	3.2
Foreign Government Obligations	2.0
Mortgage-Backed Securities	1.6
Exchange-Traded Options Purchased	1.0
Short-Term U.S. Government Obligations	1.0
Municipal Government Obligations	0.5
Net Other Assets (Liabilities) ^	(12.4)
Total	100.0%

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 3.2%
Bear Stearns Asset-Backed Securities Trust Series 2005-SD1, Class 2M2, 1.65% (A), 01/25/2045	$ 346,384	$ 275,191
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-1A, Class AR,
1.86% (A), 04/20/2022 (B)	500,000	498,516
Series 2012-4A, Class A,
2.02% (A), 01/20/2025 (B) (C)	500,000	499,467
Chrysler Capital Auto Receivables Trust Series 2016-AA, Class A1, 0.68%, 04/17/2017 (B)	602,156	602,156
Colony Starwood Homes Trust Series 2016-1A, Class A, 1.95% (A), 07/17/2033 (B)	600,000	600,464
FFMLT Trust Series 2005-FF2, Class M4, 1.34% (A), 03/25/2035	300,000	277,720
Ford Credit Auto Owner Trust Series 2016-2, Class A, 2.03%, 12/15/2027 (B) (C)	1,200,000	1,206,306
LCM XII, LP Series 12A, Class AR, 1.89% (A), 10/19/2022 (B)	700,000	697,801
Mariner CLO LLC Series 2016-3A, Class A, 2.22%, 07/23/2026 (B) (C) (D)	500,000	500,000
Neuberger Berman CLO XII, Ltd. Series 2012-12AR, Class A2R, 1.45% (A), 07/25/2023 (B)	200,000	200,600
Northstar Education Finance, Inc. Series 2012-1, Class A, 1.15% (A), 12/26/2031 (B) (C)	53,003	50,855
Octagon Investment Partners XII, Ltd. Series 2012-1AR, Class AR, 1.57% (A), 05/05/2023 (B)	240,779	239,936
Palmer Square Loan Funding, Ltd. Series 2016-2A, Class A1, 1.98% (A), 06/21/2024 (B)	250,000	249,659
Santander Drive Auto Receivables Trust
Series 2016-2, Class A2A,
1.38%, 07/15/2019	300,000	300,079
Series 2016-2, Class A2B,
1.09% (A), 07/15/2019	300,000	299,897
SLC Private Student Loan Trust Series 2006-A, Class A5, 0.80% (A), 07/15/2036	38,254	38,006
SLM Private Credit Student Loan Trust Series 2006-B, Class A4, 0.83% (A), 03/15/2024	26,449	26,212
SLM Private Education Loan Trust Series 2012-E, Class A1, 1.19% (A), 10/16/2023 (B)	5,107	5,099
SLM Student Loan Trust Series 2004-10, Class A5A, 1.04% (A), 04/25/2023 (B)	15,811	15,794
Symphony CLO, Ltd. Series 2012-10AR, Class AR, 1.59% (A), 07/23/2023 (B)	500,000	498,595

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Toyota Auto Receivables Owner Trust
Series 2016-B, Class A2A,
1.02%, 10/15/2018	$ 400,000	$ 400,560
Series 2016-B, Class A2B,
0.69% (A), 10/15/2018	300,000	300,133
Vericrest Opportunity Loan Trust Series 2016-NPL3, Class A1, 4.25% (A), 03/26/2046 (B)	868,017	873,852

Total Asset-Backed Securities (Cost $8,614,481)		8,656,898

CORPORATE DEBT SECURITIES - 44.8%
Aerospace & Defense - 0.0% (E)
Lockheed Martin Corp. 3.60%, 03/01/2035	16,000	16,220

Air Freight & Logistics - 0.0% (E)
FedEx Corp. 4.55%, 04/01/2046	20,000	21,702
United Parcel Service, Inc. 2.45%, 10/01/2022	100,000	103,964

		125,666

Airlines - 0.9%
Air Canada Pass-Through Trust 3.75%, 06/15/2029 (B) (C)	640,000	670,400
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	43,604	45,784
5.50%, 04/29/2022	38,532	39,688
Norwegian Air Shuttle Pass-Through Trust 4.88%, 11/10/2029 (B)	1,700,000	1,695,869
Southwest Airlines Co. 2.75%, 11/06/2019	20,000	20,676

		2,472,417

Automobiles - 0.8%
Daimler Finance North America LLC
1.11% (A), 03/02/2018 (B)	170,000	169,192
1.50%, 07/05/2019 (B) (D)	200,000	199,860
General Motors Financial Co., Inc.
3.20%, 07/13/2020	150,000	151,961
3.70%, 11/24/2020	830,000	852,749
Volkswagen Group of America Finance LLC 2.13%, 05/23/2019 (B)	700,000	706,253

		2,080,015

Banks - 12.9%
ABN AMRO Bank NV 4.80%, 04/18/2026 (B) (C)	1,400,000	1,457,648
Australia & New Zealand Banking Group, Ltd. 4.40%, 05/19/2026 (B) (C)	1,300,000	1,332,265
Bank of America Corp.
1.27% (A), 08/25/2017, MTN	50,000	50,054
2.63%, 10/19/2020, MTN	860,000	873,706
5.70%, 01/24/2022	2,200,000	2,547,200
6.88%, 04/25/2018, MTN	200,000	218,349
Bank of America NA
1.05% (A), 05/08/2017	250,000	250,184
1.13% (A), 06/05/2017	300,000	300,311
1.75%, 06/05/2018	300,000	302,001
Bank of Montreal
1.75%, 06/15/2022 (B) (C)	900,000	902,410
2.55%, 11/06/2022, MTN	200,000	206,758

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.23% (A), 03/05/2018 (B)	$ 200,000	$ 199,249
2.30%, 03/05/2020 (B)	200,000	203,153
Barclays PLC 3.65%, 03/16/2025	500,000	480,784
Citigroup, Inc.
1.54% (A), 12/07/2018	370,000	370,000
2.05%, 12/07/2018	830,000	836,596
2.40%, 02/18/2020	2,500,000	2,525,592
4.40%, 06/10/2025	300,000	313,683
Commonwealth Bank of Australia 0.93% (A), 09/08/2017 (B)	100,000	99,916
Cooperatieve Rabobank UA
3.88%, 02/08/2022	1,300,000	1,412,321
4.50%, 01/11/2021	200,000	222,213
Credit Agricole SA 7.88% (A), 01/23/2024 (B) (F)	250,000	238,750
HSBC Holdings PLC 5.10%, 04/05/2021	240,000	264,817
HSBC USA, Inc.
1.24% (A), 11/13/2019	100,000	98,756
2.38%, 11/13/2019	180,000	181,443
2.75%, 08/07/2020	1,650,000	1,662,974
ING Bank NV
1.20% (A), 03/16/2018 (B) (C)	200,000	199,209
2.45%, 03/16/2020 (B)	30,000	30,605
JPMorgan Chase & Co.
2.75%, 06/23/2020	1,900,000	1,957,821
3.25%, 09/23/2022	200,000	209,085
3.90%, 07/15/2025	170,000	183,355
JPMorgan Chase Bank NA 6.00%, 10/01/2017	340,000	359,112
Lloyds Bank PLC 2.70%, 08/17/2020	1,600,000	1,627,904
Manufacturers & Traders Trust Co. 2.25%, 07/25/2019	250,000	255,255
Mitsubishi UFJ Financial Group, Inc. 2.55% (A), 03/01/2021	1,300,000	1,338,368
Mitsubishi UFJ Trust & Banking Corp. 2.65%, 10/19/2020 (B)	200,000	205,448
Nykredit Realkredit A/S
1.00%, 04/01/2017	DKK 400,000	60,177
2.00%, 04/01/2017	2,200,000	333,745
Realkredit Danmark A/S
1.00%, 04/01/2017, MTN	4,500,000	677,604
2.00%, 04/01/2017	10,500,000	1,592,806
Santander Holdings USA, Inc.
2.12% (A), 11/24/2017	$ 400,000	399,944
2.70%, 05/24/2019	400,000	401,924
Santander UK Group Holdings PLC
2.88%, 10/16/2020	860,000	853,356
3.13%, 01/08/2021	100,000	100,217
Santander UK PLC 2.38%, 03/16/2020	1,700,000	1,703,378
Sberbank of Russia Via SB Capital SA 5.18%, 06/28/2019 (G) (H)	400,000	426,272
Sumitomo Mitsui Banking Corp. 2.65%, 07/23/2020, MTN	860,000	888,334

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Swedbank AB 2.20%, 03/04/2020 (B)	$ 450,000	$ 456,976
Toronto-Dominion Bank 0.88% (A), 05/02/2017	100,000	99,969
Wells Fargo & Co.
1.06% (A), 09/14/2018	300,000	298,496
2.55%, 12/07/2020, MTN	80,000	82,331
2.60%, 07/22/2020, MTN	1,650,000	1,695,733
3.00%, 02/19/2025, MTN	200,000	204,845
Westpac Banking Corp. 2.25%, 11/09/2020 (B)	700,000	718,520

		34,911,922

Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc. 3.30%, 02/01/2023	1,990,000	2,096,803

Biotechnology - 1.0%
AbbVie, Inc.
2.90%, 11/06/2022	350,000	356,867
3.20%, 11/06/2022	1,000,000	1,034,030
Amgen, Inc.
3.13%, 05/01/2025	640,000	667,668
3.63%, 05/22/2024	200,000	214,588
4.10%, 06/15/2021	400,000	439,228

		2,712,381

Building Products - 0.2%
Fortune Brands Home & Security, Inc. 4.00%, 06/15/2025	410,000	436,028
Masco Corp. 4.45%, 04/01/2025	20,000	20,702
Owens Corning 4.20%, 12/01/2024	20,000	20,928

		477,658

Capital Markets - 2.9%
Credit Suisse AG 1.31% (A), 04/27/2018	300,000	299,762
Credit Suisse Group Funding Guernsey, Ltd. 3.75%, 03/26/2025	1,900,000	1,859,633
Goldman Sachs Group, Inc.
3.75%, 05/22/2025	60,000	62,662
3.85%, 07/08/2024, MTN	2,300,000	2,438,715
6.15%, 04/01/2018	240,000	258,599
Lazard Group LLC 3.75%, 02/13/2025	30,000	29,822
Morgan Stanley
4.00%, 07/23/2025, MTN	60,000	64,247
5.50%, 07/24/2020, MTN	1,900,000	2,132,018
6.63%, 04/01/2018, MTN	200,000	216,755
UBS AG
1.01% (A), 08/14/2017, MTN	250,000	249,545
2.38%, 08/14/2019, MTN	250,000	255,678

		7,867,436

Commercial Services & Supplies - 0.6%
ADT Corp. 4.13%, 06/15/2023	40,000	37,450
ERAC USA Finance LLC 4.50%, 02/15/2045 (B)	15,000	15,848

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
MUFG Americas Holdings Corp.
1.20% (A), 02/09/2018	$ 24,000	$ 23,903
2.25%, 02/10/2020	15,000	15,108
Republic Services, Inc.
2.90%, 07/01/2026 (D)	400,000	405,668
3.55%, 06/01/2022	500,000	539,947
Waste Management, Inc. 3.13%, 03/01/2025	655,000	684,865

		1,722,789

Consumer Finance - 1.7%
American Express Co. 4.90%, 03/15/2020 (F)	70,000	66,938
American Express Credit Corp.
1.12% (A), 08/15/2019, MTN	100,000	99,091
1.41% (A), 11/05/2018, MTN	50,000	50,058
Ford Motor Credit Co. LLC
1.18% (A), 09/08/2017	200,000	199,384
4.13%, 08/04/2025	840,000	900,607
4.39%, 01/08/2026, MTN	820,000	895,151
John Deere Capital Corp. 1.60%, 07/13/2018, MTN	20,000	20,201
Navient Corp. 5.88%, 03/25/2021	330,000	311,642
Synchrony Financial
2.60%, 01/15/2019	830,000	839,083
2.70%, 02/03/2020	15,000	15,041
4.50%, 07/23/2025	860,000	891,733
Toyota Motor Credit Corp. 1.40%, 05/20/2019, MTN	200,000	201,171

		4,490,100

Containers & Packaging - 0.0% (E)
International Paper Co. 3.80%, 01/15/2026	20,000	20,989

Diversified Consumer Services - 0.8%
Nationwide Building Society 3.90%, 07/21/2025 (B)	1,900,000	2,031,408

Diversified Financial Services - 0.8%
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020 (B)	496,000	510,960
4.42%, 11/15/2035 (B)	200,000	224,317
Helios Leasing I LLC 1.56%, 09/28/2024	141,690	141,410
Intercontinental Exchange, Inc. 2.75%, 12/01/2020	40,000	42,026
Nordea Kredit Realkreditaktieselskab 2.00%, 04/01/2017	DKK 700,000	106,053
Protective Life Global Funding
1.21% (A), 06/08/2018 (B) (C)	$ 200,000	199,924
2.70%, 11/25/2020 (B)	830,000	858,164
S&P Global, Inc. 4.40%, 02/15/2026	40,000	44,894
Tagua Leasing LLC 1.58%, 11/16/2024	145,810	145,623

		2,273,371

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 2.1%
AT&T, Inc.
1.05% (A), 03/30/2017	$ 100,000	$ 100,054
1.56% (A), 06/30/2020	40,000	39,843
3.40%, 05/15/2025	580,000	593,286
3.80%, 03/15/2022	500,000	531,161
4.75%, 05/15/2046	300,000	307,462
4.80%, 06/15/2044	500,000	513,306
Telefonica Emisiones SAU 6.22%, 07/03/2017	1,000,000	1,044,051
Verizon Communications, Inc.
1.06% (A), 06/09/2017	100,000	100,053
1.43% (A), 06/17/2019	200,000	201,012
2.18% (A), 09/15/2016	100,000	100,257
4.15%, 03/15/2024	700,000	772,215
4.52%, 09/15/2048	848,000	883,022
5.15%, 09/15/2023	500,000	582,313

		5,768,035

Electric Utilities - 2.5%
Appalachian Power Co. 3.40%, 06/01/2025	650,000	689,798
Duke Energy Corp.
1.03% (A), 04/03/2017	100,000	99,931
3.75%, 04/15/2024	100,000	107,379
3.95%, 10/15/2023	300,000	325,022
4.80%, 12/15/2045	830,000	960,968
Duke Energy Progress LLC 0.88% (A), 03/06/2017	100,000	99,854
Electricite de France SA 3.63%, 10/13/2025 (B)	800,000	834,342
Entergy Corp. 4.00%, 07/15/2022	40,000	42,923
Entergy Louisiana LLC 3.30%, 12/01/2022	100,000	105,647
Entergy Mississippi, Inc. 2.85%, 06/01/2028	1,100,000	1,117,410
Exelon Corp. 3.40%, 04/15/2026	800,000	836,102
FirstEnergy Corp. 2.75%, 03/15/2018	100,000	101,245
MidAmerican Energy Co. 3.50%, 10/15/2024	40,000	43,786
Niagara Mohawk Power Corp. 4.12%, 11/28/2042 (B) (C)	200,000	210,001
Pacific Gas & Electric Co. 3.50%, 06/15/2025	20,000	21,802
PSEG Power LLC 3.00%, 06/15/2021	500,000	506,910
Southwestern Electric Power Co. 6.20%, 03/15/2040	600,000	747,111

		6,850,231

Electrical Equipment - 0.2%
Eaton Corp. 2.75%, 11/02/2022	250,000	256,293
Schneider Electric SE 2.95%, 09/27/2022 (B)	150,000	155,548

		411,841

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components - 0.0% (E)
Flextronics International, Ltd. 4.75%, 06/15/2025	$ 20,000	$ 20,200

Energy Equipment & Services - 0.4%
Halliburton Co. 3.80%, 11/15/2025	40,000	41,778
Regency Energy Partners, LP / Regency Energy Finance Corp. 5.88%, 03/01/2022	850,000	909,196

		950,974

Food & Staples Retailing - 0.6%
Walgreens Boots Alliance, Inc.
1.75%, 05/30/2018	300,000	302,343
3.80%, 11/18/2024	900,000	953,534
Whole Foods Market, Inc. 5.20%, 12/03/2025 (B)	410,000	442,056

		1,697,933

Food Products - 0.5%
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (B)	20,000	20,769
3.50%, 07/15/2022 (B)	20,000	21,241
3.95%, 07/15/2025 (B)	920,000	1,000,296
4.38%, 06/01/2046 (B)	400,000	423,009

		1,465,315

Gas Utilities - 0.0% (E)
National Fuel Gas Co. 5.20%, 07/15/2025	50,000	51,858

Health Care Equipment & Supplies - 1.4%
Becton Dickinson and Co. 3.73%, 12/15/2024	40,000	43,085
Boston Scientific Corp. 3.38%, 05/15/2022	650,000	674,200
Medtronic, Inc. 3.50%, 03/15/2025	1,270,000	1,384,459
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	1,620,000	1,639,667
3.15%, 04/01/2022	30,000	30,750
3.55%, 04/01/2025	30,000	30,921

		3,803,082

Health Care Providers & Services - 0.2%
Aetna, Inc. 3.50%, 11/15/2024	20,000	21,100
Laboratory Corp. of America Holdings 3.60%, 02/01/2025	15,000	15,569
UnitedHealth Group, Inc. 2.88%, 12/15/2021	370,000	389,705

		426,374

Hotels, Restaurants & Leisure - 0.4%
McDonald’s Corp. 3.70%, 01/30/2026, MTN	820,000	885,964
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50%, 03/01/2025 (B) (G)	300,000	290,250

		1,176,214

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Independent Power & Renewable Electricity Producers - 0.0% (E)
Exelon Generation Co. LLC 6.25%, 10/01/2039	$ 100,000	$ 109,845

Industrial Conglomerates - 0.2%
General Electric Co.
2.70%, 10/09/2022	140,000	146,930
4.50%, 03/11/2044	100,000	115,398
5.50%, 01/08/2020, MTN	172,000	196,600

		458,928

Insurance - 2.2%
American International Group, Inc. 3.75%, 07/10/2025	450,000	458,642
Chubb INA Holdings, Inc. 3.35%, 05/03/2026	40,000	42,636
First American Financial Corp. 4.60%, 11/15/2024	20,000	20,943
Jackson National Life Global Funding 2.60%, 12/09/2020 (B)	820,000	846,732
Marsh & McLennan Cos., Inc. 3.75%, 03/14/2026	20,000	21,093
MetLife, Inc.
4.05%, 03/01/2045	20,000	19,702
5.25%, 06/15/2020 (F)	40,000	39,700
Metropolitan Life Global Funding I
2.00%, 04/14/2020 (B)	150,000	151,620
2.30%, 04/10/2019 (B)	100,000	102,333
2.50%, 12/03/2020 (B) (G)	950,000	977,012
New York Life Global Funding
1.05% (A), 04/06/2018 (B)	400,000	401,046
1.13%, 03/01/2017 (B)	100,000	100,206
Pricoa Global Funding I 2.55%, 11/24/2020 (B)	830,000	858,072
Principal Life Global Funding II
1.17% (A), 12/01/2017 (B)	370,000	370,541
2.20%, 04/08/2020 (B)	600,000	609,527
3.00%, 04/18/2026 (B)	300,000	305,979
QBE Insurance Group, Ltd. 2.40%, 05/01/2018 (B)	300,000	302,523
Reliance Standard Life Global Funding II 2.15%, 10/15/2018 (B)	110,000	111,027
Travelers Cos., Inc. 3.75%, 05/15/2046	100,000	104,641
XLIT, Ltd. 4.45%, 03/31/2025	20,000	20,183

		5,864,158

Internet & Catalog Retail - 0.1%
Amazon.com, Inc.
2.50%, 11/29/2022 (G)	200,000	206,253
3.30%, 12/05/2021	40,000	43,159

		249,412

IT Services - 0.4%
Fidelity National Information Services, Inc. 4.50%, 10/15/2022	860,000	952,479

Life Sciences Tools & Services - 0.0% (E)
Thermo Fisher Scientific, Inc.
2.15%, 12/14/2018	40,000	40,454
3.30%, 02/15/2022	40,000	41,500

		81,954

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Marine - 0.1%
AP Moeller - Maersk A/S 3.88%, 09/28/2025 (B)	$ 300,000	$ 305,861

Media - 1.1%
21st Century Fox America, Inc. 3.70%, 09/15/2024	300,000	323,915
CBS Corp. 4.00%, 01/15/2026	20,000	21,347
Charter Communications Operating LLC / Charter Communications Operating Capital 4.46%, 07/23/2022 (B)	1,800,000	1,934,525
Comcast Corp.
4.40%, 08/15/2035	20,000	22,560
4.75%, 03/01/2044	600,000	699,614
Sky PLC 3.13%, 11/26/2022 (B)	80,000	81,851

		3,083,812

Multi-Utilities - 0.6%
DTE Electric Co. 3.70%, 06/01/2046	1,000,000	1,055,738
E.ON International Finance BV 6.65%, 04/30/2038 (B) (C)	300,000	358,234
Sempra Energy 2.88%, 10/01/2022	150,000	153,451

		1,567,423

Multiline Retail - 0.0% (E)
Dollar Tree, Inc. 5.75%, 03/01/2023 (B)	38,000	40,375

Oil, Gas & Consumable Fuels - 2.2%
BP Capital Markets PLC
1.05% (A), 02/13/2018	93,000	92,722
3.51%, 03/17/2025	50,000	52,635
3.54%, 11/04/2024	73,000	76,922
Devon Energy Corp. 5.00%, 06/15/2045	40,000	37,315
Dolphin Energy, Ltd. 5.50%, 12/15/2021 (H)	400,000	453,000
Energy Transfer Partners, LP
4.05%, 03/15/2025	200,000	196,267
4.75%, 01/15/2026	40,000	41,136
Enterprise Products Operating LLC 3.70%, 02/15/2026	870,000	905,372
EOG Resources, Inc. 3.90%, 04/01/2035	20,000	20,052
Kinder Morgan, Inc. 5.05%, 02/15/2046 (G)	300,000	285,155
Occidental Petroleum Corp. 3.50%, 06/15/2025	860,000	908,783
Petroleos Mexicanos 6.00%, 03/05/2020	200,000	215,200
Rosneft Finance SA 7.88%, 03/13/2018, MTN (H)	200,000	215,540
Shell International Finance BV 4.00%, 05/10/2046	800,000	815,926
Statoil ASA
2.45%, 01/17/2023	250,000	253,104
3.25%, 11/10/2024	800,000	844,840

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Western Gas Partners, LP
4.00%, 07/01/2022	$ 85,000	$ 82,822
4.65%, 07/01/2026 (D)	300,000	302,706
Woodside Finance, Ltd. 3.65%, 03/05/2025 (B)	20,000	19,536

		5,819,033

Pharmaceuticals - 0.7%
Actavis Funding SCS
3.80%, 03/15/2025	30,000	31,255
3.85%, 06/15/2024	1,160,000	1,213,925
Baxalta, Inc.
3.60%, 06/23/2022	20,000	20,641
4.00%, 06/23/2025	20,000	20,870
Eli Lilly & Co. 2.75%, 06/01/2025	460,000	487,172
Johnson & Johnson 0.74% (A), 11/28/2016	100,000	100,030
Merck & Co., Inc. 2.35%, 02/10/2022	30,000	30,903

		1,904,796

Real Estate Investment Trusts - 2.9%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	100,000	103,074
4.30%, 01/15/2026	1,090,000	1,156,175
4.50%, 07/30/2029	200,000	207,889
American Tower Corp.
3.38%, 10/15/2026	600,000	603,121
4.00%, 06/01/2025	300,000	319,040
4.40%, 02/15/2026	670,000	727,418
AvalonBay Communities, Inc. 3.45%, 06/01/2025, MTN	600,000	628,781
Crown Castle International Corp.
4.45%, 02/15/2026	200,000	217,127
5.25%, 01/15/2023	900,000	1,009,854
Digital Realty Trust, LP 3.95%, 07/01/2022	860,000	900,871
Kilroy Realty, LP 4.38%, 10/01/2025	590,000	637,000
Mid-America Apartments, LP 4.00%, 11/15/2025	580,000	610,720
Prologis, LP 3.75%, 11/01/2025	20,000	21,317
Unibail-Rodamco SE 1.40% (A), 04/16/2019, MTN (H)	200,000	198,746
WP Carey, Inc. 4.60%, 04/01/2024	400,000	410,405

		7,751,538

Road & Rail - 0.1%
Aviation Capital Group Corp. 3.88%, 09/27/2016 (B) (C)	100,000	100,143
Canadian National Railway Co. 2.25%, 11/15/2022	100,000	101,587
Norfolk Southern Corp. 4.45%, 06/15/2045	20,000	22,040

		223,770

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 0.7%
Adobe Systems, Inc. 3.25%, 02/01/2025	$ 15,000	$ 15,796
Autodesk, Inc. 4.38%, 06/15/2025	40,000	41,808
Microsoft Corp.
2.13%, 11/15/2022	200,000	203,214
2.70%, 02/12/2025	300,000	310,144
Oracle Corp.
2.40%, 09/15/2023 (D)	300,000	301,068
2.65%, 07/15/2026 (D)	400,000	401,004
2.80%, 07/08/2021	100,000	104,962
2.95%, 05/15/2025	290,000	301,394
4.30%, 07/08/2034	100,000	106,352

		1,785,742

Specialty Retail - 0.6%
AutoNation, Inc. 4.50%, 10/01/2025	20,000	21,119
Home Depot, Inc. 4.25%, 04/01/2046	20,000	22,929
Lowe’s Cos., Inc. 3.70%, 04/15/2046	1,500,000	1,542,274
QVC, Inc. 4.85%, 04/01/2024	100,000	103,516

		1,689,838

Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.
0.93% (A), 05/06/2019	100,000	99,861
3.45%, 05/06/2024	200,000	217,371
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 8.10%, 07/15/2036 (B)	600,000	646,829

		964,061

Tobacco - 0.6%
BAT International Finance PLC 3.50%, 06/15/2022 (B)	20,000	21,457
Imperial Brands Finance PLC 4.25%, 07/21/2025 (B)	860,000	930,975
Philip Morris International, Inc. 3.25%, 11/10/2024	660,000	706,968
Reynolds American, Inc.
4.00%, 06/12/2022	20,000	21,736
4.45%, 06/12/2025	40,000	44,798

		1,725,934

Trading Companies & Distributors - 0.0% (E)
WW Grainger, Inc. 4.60%, 06/15/2045	20,000	23,732

Transportation Infrastructure - 0.1%
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B)	20,000	20,326
3.90%, 03/22/2023 (B)	200,000	214,059

		234,385

Water Utilities - 0.0% (E)
American Water Capital Corp. 3.40%, 03/01/2025	20,000	21,686

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.1%
T-Mobile USA, Inc.
6.00%, 03/01/2023	$ 36,000	$ 37,260
6.38%, 03/01/2025	36,000	37,620
VimpelCom Holdings BV 5.20%, 02/13/2019 (B)	200,000	206,048

		280,928

Total Corporate Debt Securities (Cost $117,586,877)		121,060,922

FOREIGN GOVERNMENT OBLIGATIONS - 2.0%
Canada - 0.8%
Province of Ontario 1.65%, 09/27/2019	1,200,000	1,216,265
Province of Quebec 2.50%, 04/20/2026	900,000	926,059

		2,142,324

Japan - 1.1%
Japan Bank for International Cooperation 2.38%, 04/20/2026	1,000,000	1,043,865
Japan Finance Organization for Municipalities 2.13%, 04/13/2021 (B) (C)	400,000	406,618
Tokyo Metropolitan Government 2.00%, 05/17/2021 (B) (C)	1,500,000	1,517,181

		2,967,664

Republic of Korea - 0.1%
Export-Import Bank of Korea 1.37% (A), 05/26/2019	200,000	200,167

Total Foreign Government Obligations (Cost $5,185,155)		5,310,155

MORTGAGE-BACKED SECURITIES - 1.6%
ALBA PLC Series 2015-1, Class A, 1.75% (A), 04/24/2049 (H)	GBP 339,206	441,608
Auburn Securities 4 PLC Series 4, Class A2, 0.91% (A), 10/01/2041 (H)	318,709	406,829
Banc of America Mortgage Trust Series 2004-D, Class 2A2, 3.26% (A), 05/25/2034	$ 29,588	29,229
Bear Stearns Alt-A Trust Series 2005-5, Class 1A1, 0.67% (A), 07/25/2035	35,773	34,575
CHL Mortgage Pass-Through Trust Series 2004-J3, Class A7, 5.50%, 05/25/2034	239,615	243,120
Countrywide Commercial Mortgage Trust Series 2007-MF1, Class A, 6.27% (A), 11/12/2043 (B)	671,406	687,286
Eurosail PLC
Series 2006-4X, Class A3C,
0.74% (A), 12/10/2044 (H)	GBP 243,812	305,368
Series 2007-3A, Class A2B,
0.87% (A), 06/13/2045 (B) (C)	182,295	239,150

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Eurosail PLC (continued)
Series 2007-3X, Class A2A,
0.87% (A), 06/13/2045 (H)	GBP 135,876	$ 178,272
Gemgarto PLC Series 2015-1, Class A, 1.54% (A), 02/16/2047 (H)	115,190	150,670
Merrill Lynch Mortgage Investors Trust Series 2003-B, Class A1, 1.13% (A), 04/25/2028	$ 500,835	480,621
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS Series 2013-C8, Class XA, 1.19% (A), 12/15/2048	1,799,411	95,368
Morgan Stanley Capital I Trust Series 2007-IQ14, Class A1A, 5.67% (A), 04/15/2049	358,605	368,017
MortgageIT Trust Series 2005-2, Class 1A1, 0.71% (A), 05/25/2035	129,522	126,204
Southern Pacific Financing PLC Series 2005-B, Class A, 0.76% (A), 06/10/2043 (H)	GBP 301,413	386,769

Total Mortgage-Backed Securities (Cost $4,411,033)		4,173,086

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.5%
California - 0.4%
Bay Area Toll Authority, Revenue Bonds Series S1, 6.92%, 04/01/2040	$ 200,000	292,588
Los Angeles Community College District, General Obligation Unlimited 6.60%, 08/01/2042	200,000	305,536
State of California, General Obligation Unlimited 7.35%, 11/01/2039	300,000	456,204

		1,054,328

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds 4.46%, 10/01/2062	200,000	228,814

Utah - 0.0% (E)
Utah State Board of Regents, Revenue Bonds Series 1, 1.20% (A), 12/26/2031	51,377	50,581

Total Municipal Government Obligations (Cost $1,209,972)		1,333,723

U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.0%
Federal Home Loan Mortgage Corp.
1.25%, 10/02/2019	7,350,000	7,437,281
2.38%, 01/13/2022 (G)	7,500,000	7,943,647
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 1.12% (A), 02/25/2023	599,946	602,384

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC
0.79% (A), 01/15/2038	$ 1,568,762	$ 1,560,220
0.84% (A), 02/15/2041	175,832	175,817
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS 1.93% (A), 01/15/2038	1,568,762	103,647
Federal National Mortgage Association
0.88%, 10/26/2017	1,800,000	1,806,268
1.88%, 09/18/2018 (G)	2,200,000	2,256,214
3.50%, TBA (D)	18,400,000	19,391,874
4.50%, TBA (D)	1,000,000	1,090,932
Federal National Mortgage Association REMIC
1.02% (A), 06/25/2041	509,138	511,535
1.20% (A), 05/25/2040	484,177	488,331
Financing Corp., Principal Only STRIPS 05/11/2018	600,000	590,974
Government National Mortgage Association
1.24% (A), 05/20/2066	1,198,338	1,198,582
1.27% (A), 06/20/2066 (C) (I)	900,000	895,508

Total U.S. Government Agency Obligations (Cost $44,945,980)		46,053,214

U.S. GOVERNMENT OBLIGATIONS - 9.9%
U.S. Treasury Bond
2.50%, 02/15/2046 (G) (J)	320,000	333,212
2.75%, 08/15/2042 (J) (K)	10,600,000	11,679,048
2.88%, 08/15/2045 (K)	4,700,000	5,277,588
3.13%, 08/15/2044 (J)	7,230,000	8,510,498
U.S. Treasury Note
1.63%, 02/15/2026 - 05/15/2026 (J)	745,000	753,621
2.00%, 02/15/2025	300,000	313,875

Total U.S. Government Obligations (Cost $23,170,065)		26,867,842

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 8.8%
Japan - 8.8%
Japan Treasury Discount Bill 0.00% (L) (M), 10/11/2016	JPY 2,460,000,000	23,839,810

Total Short-Term Foreign Government Obligations (Cost $22,426,971)		23,839,810

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.0%
U.S. Treasury Bill
0.23% (L), 11/03/2016 (N)	$ 391,000	390,671
0.24% (L), 11/03/2016 (N)	451,000	450,621
0.31% (L), 11/03/2016 (N)	432,000	431,637
0.32% (L), 11/03/2016 (N)	322,000	321,729
0.38% (L), 12/08/2016 (N)	382,000	381,514
0.40% (L), 12/08/2016 (N)	182,000	181,768
0.42% (L), 12/08/2016 (N)	452,000	451,424

Total Short-Term U.S. Government Obligations (Cost $2,608,739)		2,609,364

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 1.0%
Put - S&P 500® Exercise Price $1,750 Expiration Date 06/16/2017	476	$ 2,808,400

Total Exchange-Traded Options Purchased (Cost $3,357,485)		2,808,400

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (L)	10,307,840	10,307,840

Total Securities Lending Collateral (Cost $10,307,840)		10,307,840

	Principal	Value
REPURCHASE AGREEMENTS - 18.8%
RBC Capital Markets LLC 0.80% (L), dated 06/30/2016, to be repurchased at $45,601,013 on 07/01/2016. Collateralized by U.S. Government Obligations, 1.50% - 3.63%, due 02/28/2019 - 08/15/2019, and with a total value of $46,608,718.	$ 45,600,000	45,600,000
State Street Bank & Trust Co. 0.03% (L), dated 06/30/2016, to be repurchased at $5,127,318 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $5,230,088.	5,127,314	5,127,314

Total Repurchase Agreements (Cost $50,727,314)		50,727,314

Total Investments (Cost $294,551,912) (O)		303,748,568
Net Other Assets (Liabilities) - (12.4)%		(33,512,956)

Net Assets - 100.0%		$ 270,235,612

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (2.0)%
Bank of America NA 0.30% (L), dated 06/30/2016, to be repurchased at $(245,933) on 07/07/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 05/15/2026 and with a value of $(248,514).	$ (245,919)	$ (245,919)
Bank of America NA 0.85% (L), dated 06/29/2016, to be repurchased at $(510,084) on 07/06/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 02/15/2026 and with a value of $(508,703).	(510,000)	(510,000)
Bank of America NA 0.95% (L), dated 06/28/2016, to be repurchased at $(892,165) on 07/05/2016. Collateralized by a U.S. Government Obligation, 2.75%, due 08/15/2042 and with a value of $(890,031).	(892,000)	(892,000)
Deutsche Bank Securities, Inc. 0.60% (L), dated 06/29/2016, to be repurchased at $(1,437,335) on 07/13/2016. Collateralized by a U.S. Government Obligation, 3.13%, due 08/15/2044 and with a value of $(1,427,043).	(1,437,000)	(1,437,000)
Royal Bank of Scotland 0.64% (L), dated 06/21/2016, to be repurchased at $(2,368,339) on 07/05/2016. Collateralized by a U.S. Government Obligation, 2.75%, due 08/15/2042 and with a value of $(2,447,584).	(2,367,750)	(2,367,750)

Total Reverse Repurchase Agreements (Cost $5,452,669)		$ (5,452,669)

CENTRALLY CLEARED SWAP AGREEMENTS: (P)

Credit Default Swap Agreements on Credit Indices - Sell Protection (Q)
Reference Obligation	Fixed Deal Receive Rate	Expiration Date	Notional Amount (R)		Fair Value (S)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America High Yield Index - Series 26	5.00%	06/20/2021	USD	2,500,000	$83,408	$37,000	$46,408
North America Investment Grade Index - Series 25	1.00	12/20/2020	USD	30,400,000	249,785	232,569	17,216
North America Investment Grade Index - Series 26	1.00	06/20/2021	USD	11,200,000	125,998	107,847	18,151

Total					$459,191	$377,416	$81,775

Interest Rate Swap Agreements - Fixed Rate Receivable
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.25%	12/16/2022	USD	500,000	$35,451	$(3,537)	$38,988

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (Q)
Reference Obligation	Counterparty	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread at June 30, 2016 (T)	Notional Amount (R)	Fair Value (S)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Russia Foreign Bond - Eurobond, 7.50%, 03/31/2030	JPM	1.00%	06/20/2020	1.91%	USD 200,000	$(6,471)	$(23,238)	$16,767

Credit Default Swap Agreements on Credit Indices - Sell Protection (Q)
Reference Obligation	Counterparty	Fixed Deal Receive Rate	Expiration Date	Notional Amount (R)	Fair Value (S)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	10/17/2057	USD 1,700,000	$(63,327)	$(78,004)	$14,677
North America CMBS Basket Index - Series AAA9	GSI	0.50	09/17/2058	USD 900,000	(45,948)	(56,937)	10,989

Total					$(109,275)	$(134,941)	$25,666

Total Return Swap Agreements - Payable (U)
Reference Entity	Counterparty	Rate	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	BOA	3-Month USD-LIBOR	08/15/2016	334	$(22,377)	$—	$(22,377)
iShares MSCI EAFE ETF	BOA	3-Month USD-LIBOR	05/24/2017	2,431	(166,153)	—	(166,153)

Total					$(188,530)	$—	$(188,530)

FUTURES CONTRACTS: (V)
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Short	(12)	09/30/2016	$—	$(25,137)
10-Year U.S. Treasury Note	Long	28	09/21/2016	70,937	—
Russell 2000® Mini Index	Long	119	09/16/2016	—	(157,023)
S&P 500® E-Mini	Long	913	09/16/2016	249,174	—

Total				$320,111	$(182,160)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	07/08/2016	USD	61,287	DKK	410,000	$94	$—
BOA	08/12/2016	USD	624,317	GBP	432,000	48,996	—
BOA	10/03/2016	USD	182,624	DKK	1,215,000	679	—
BOA	10/11/2016	USD	22,424,485	JPY	2,460,000,000	—	(1,486,736)
BOA	04/03/2017	USD	1,311,204	DKK	8,585,000	15,552	—
GSB	07/08/2016	USD	77,338	DKK	510,000	1,219	—
GSB	08/12/2016	EUR	167,000	USD	191,028	—	(5,409)
GSB	08/12/2016	USD	448,846	GBP	304,000	43,991	—
GSB	10/03/2016	USD	137,806	DKK	920,000	37	—
HSBC	07/08/2016	USD	62,080	DKK	405,000	1,633	—
JPM	07/08/2016	USD	449,385	DKK	2,965,000	6,851	—
JPM	08/12/2016	USD	1,304,921	GBP	902,000	103,672	—
JPM	04/03/2017	USD	462,869	DKK	3,040,000	4,071	—

Total						$226,795	$(1,492,145)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (W)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$8,656,898	$—	$8,656,898
Corporate Debt Securities	—	121,060,922	—	121,060,922
Foreign Government Obligations	—	5,310,155	—	5,310,155
Mortgage-Backed Securities	—	4,173,086	—	4,173,086
Municipal Government Obligations	—	1,333,723	—	1,333,723
U.S. Government Agency Obligations	—	46,053,214	—	46,053,214
U.S. Government Obligations	—	26,867,842	—	26,867,842
Short-Term Foreign Government Obligations	—	23,839,810	—	23,839,810
Short-Term U.S. Government Obligations	—	2,609,364	—	2,609,364
Exchange-Traded Options Purchased	2,808,400	—	—	2,808,400
Securities Lending Collateral	10,307,840	—	—	10,307,840
Repurchase Agreements	—	50,727,314	—	50,727,314

Total Investments	$13,116,240	$290,632,328	$—	$303,748,568

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$459,191	$—	$459,191
Centrally Cleared Interest Rate Swap Agreements	—	35,451	—	35,451
Futures Contracts (X)	320,111	—	—	320,111
Forward Foreign Currency Contracts (X)	—	226,795	—	226,795

Total Other Financial Instruments	$320,111	$721,437	$—	$1,041,548

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(5,452,669)	$—	$(5,452,669)
Over-the-Counter Credit Default Swap Agreements	—	(115,746)	—	(115,746)
Over-the-Counter Total Return Swap Agreements	—	(188,530)	—	(188,530)
Futures Contracts (X)	(182,160)	—	—	(182,160)
Forward Foreign Currency Contracts (X)	—	(1,492,145)	—	(1,492,145)

Total Other Financial Instruments	$(182,160)	$(7,249,090)	$—	$(7,431,250)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2016.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the total value of 144A securities is $36,330,028, representing 13.4% of the Portfolio’s net assets.
(C)	Illiquid securities. At June 30, 2016, total value of illiquid securities is $10,745,319, representing 4.0% of the Portfolio’s net assets.
(D)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after June 30, 2016.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	All or a portion of the securities are on loan. The total value of all securities on loan is $10,098,228. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(H)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2016, the total value of Regulation S securities is $3,163,074, representing 1.2% of the Portfolio’s net assets.
(I)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2016, value of the security is $895,508, representing 0.3% of the Portfolio’s net assets.
(J)	Securities are subject to sale-buyback transactions.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(K)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of all securities segregated as collateral to cover centrally cleared swap agreements is $1,051,334.
(L)	Rates disclosed reflect the yields at June 30, 2016.
(M)	Percentage rounds to less than 0.01% or (0.01)%.
(N)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter swap agreements and/or forward foreign currency contracts. The total value of all securities segregated for open over-the-counter swap agreements and/or forward foreign currency contracts is $1,900,269.
(O)	Aggregate cost for federal income tax purposes is $294,551,912. Aggregate gross unrealized appreciation and depreciation for all securities is $10,152,621 and $955,965, respectively. Net unrealized appreciation for tax purposes is $9,196,656.
(P)	Cash in the amount of $114,000 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(Q)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(R)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(S)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(T)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(U)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(V)	Cash in the amount of $4,578,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(W)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(X)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

PORTFOLIO ABBREVIATIONS:

CMBS	Commercial Mortgage-Backed Securities
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Conservative VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Investments, at value (cost $243,824,598) (including securities loaned of $10,098,228)	$253,021,254
Repurchase agreement, at value (cost $50,727,314)	50,727,314
Cash on deposit with broker	4,692,000
Foreign currency, at value (cost $49,949)	45,970
Receivables:
Shares sold	88,108
Investments sold	967,914
When-issued, delayed-delivery, and forward commitment securities sold	20,379,667
Interest	1,520,080
Tax reclaims	3,012
Net income from securities lending	1,854
Variation margin receivable	1,622,177
Prepaid expenses	1,290
Unrealized appreciation on forward foreign currency contracts	226,795

Total assets	333,297,435

Liabilities:
Due to custodian	1,937,238
Payables and other liabilities:
Shares redeemed	164,597
Investments purchased	312,585
When-issued, delayed-delivery, and forward commitment securities purchased	42,819,238
Investment management fees	172,697
Distribution and service fees	52,698
Transfer agent fees	538
Trustees, CCO and deferred compensation fees	736
Audit and tax fees	4,944
Custody fees	18,020
Legal fees	4,277
Printing and shareholder reports fees	14,377
Interest	695
Other	2,253
Collateral for securities on loan	10,307,840
Reverse repurchase agreements, at value (cost $5,452,669)	5,452,669
OTC swap agreements, at value	304,276
Unrealized depreciation on forward foreign currency contracts	1,492,145

Total liabilities	63,061,823

Net assets	$270,235,612

Net assets consist of:
Capital stock ($0.01 par value)	$236,388
Additional paid-in capital	262,134,631
Undistributed (distributions in excess of) net investment income (loss)	2,043,945
Accumulated net realized gain (loss)	(2,218,529)
Net unrealized appreciation (depreciation) on:
Investments	9,196,656
Swap agreements	(25,334)
Futures contracts	137,951
Translation of assets and liabilities denominated in foreign currencies	(1,270,096)

Net assets	$270,235,612

Net assets by class:
Initial Class	$9,554,872
Service Class	260,680,740

Shares outstanding:
Initial Class	827,441
Service Class	22,811,338

Net asset value and offering price per share:
Initial Class	$11.55
Service Class	11.43

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Interest income	$2,442,679
Net income (loss) from securities lending	9,043
Withholding taxes on foreign income	288

Total investment income	2,452,010

Expenses:
Investment advisory fees	308,250
Investment management fees	687,927
Distribution and service fees:
Service Class	307,294
Administration fees	12,168
Transfer agent fees	1,842
Trustees, CCO and deferred compensation fees	3,322
Audit and tax fees	8,908
Custody fees	74,952
Legal fees	5,884
Printing and shareholder reports fees	9,959
Interest	676
Other	2,829

Total expenses	1,424,011

Net investment income (loss)	1,027,999

Net realized gain (loss) on:
Investments	(736,794)
Written options and swaptions	32,010
Swap agreements	(628,117)
Futures contracts	3,173,834
Foreign currency transactions	(5,112)

Net realized gain (loss)	1,835,821

Net change in unrealized appreciation (depreciation) on:
Investments	9,766,256
Swap agreements	321,977
Futures contracts	(410,297)
Translation of assets and liabilities denominated in foreign currencies	(1,248,904)

Net change in unrealized appreciation (depreciation)	8,429,032

Net realized and change in unrealized gain (loss)	10,264,853

Net increase (decrease) in net assets resulting from operations	$11,292,852

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Conservative VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$1,027,999	$683,364
Net realized gain (loss)	1,835,821	(2,080,963)
Net change in unrealized appreciation (depreciation)	8,429,032	(4,596,911)

Net increase (decrease) in net assets resulting from operations	11,292,852	(5,994,510)

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(40,113)
Service Class	—	(633,598)

Total dividends and/or distributions from net investment income	—	(673,711)

Net realized gains:
Initial Class	—	(221,763)
Service Class	—	(5,070,798)

Total dividends and/or distributions from net realized gains	—	(5,292,561)

Total dividends and/or distributions to shareholders	—	(5,966,272)

Capital share transactions:
Proceeds from shares sold:
Initial Class	290,723	782,333
Service Class	15,619,906	110,055,407

	15,910,629	110,837,740

Dividends and/or distributions reinvested:
Initial Class	—	261,876
Service Class	—	5,704,396

	—	5,966,272

Cost of shares redeemed:
Initial Class	(888,141)	(1,443,259)
Service Class	(7,595,937)	(6,933,947)

	(8,484,078)	(8,377,206)

Net increase (decrease) in net assets resulting from capital share transactions	7,426,551	108,426,806

Net increase (decrease) in net assets	18,719,403	96,466,024

Net assets:
Beginning of period/year	251,516,209	155,050,185

End of period/year	$270,235,612	$251,516,209

Undistributed (distributions in excess of) net investment income (loss)	$2,043,945	$1,015,946

Capital share transactions - shares:
Shares issued:
Initial Class	26,177	68,943
Service Class	1,419,007	9,587,017

	1,445,184	9,655,960

Shares reinvested:
Initial Class	—	23,550
Service Class	—	517,640

	—	541,190

Shares redeemed:
Initial Class	(80,139)	(126,831)
Service Class	(690,659)	(621,838)

	(770,798)	(748,669)

Net increase (decrease) in shares outstanding:
Initial Class	(53,962)	(34,338)
Service Class	728,348	9,482,819

	674,386	9,448,481

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Conservative VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013		December 31, 2012		December 31, 2011
Net asset value, beginning of period/year	$11.05		$11.55	$10.97	$10.19		$10.17		$11.11

Investment operations:
Net investment income (loss) (A)	0.06		0.06	0.05	0.04		0.08	(B)	0.16	(B)
Net realized and unrealized gain (loss)	0.44		(0.26)	0.92	0.82		0.09		(0.95)

Total investment operations	0.50		(0.20)	0.97	0.86		0.17		(0.79)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.05)	(0.16)	(0.08)		(0.15)		(0.15)
Net realized gains	—		(0.25)	(0.23)	—		—		—

Total dividends and/or distributions to shareholders	—		(0.30)	(0.39)	(0.08)		(0.15)		(0.15)

Net asset value, end of period/year	$11.55		$11.05	$11.55	$10.97		$10.19		$10.17

Total return (C)	4.52	%(D)	(1.77)%	8.93%	8.44%		1.70%		(7.15)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$9,555		$9,739	$10,581	$10,011		$9,979		$9,521
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.87	%(E)	0.89%	0.89%	0.96%		1.02	%(F)	1.00	%(F)
Including waiver and/or reimbursement and recapture	0.87	%(E)	0.90%	0.92%	0.92%		0.98	%(F)	1.00	%(F)
Net investment income (loss) to average net assets	1.04	%(E)	0.53%	0.48%	0.42%		0.76%		1.49%
Portfolio turnover rate	37	%(D)(G)	53%	31%	72	%(H)	1,003	%(I)	1,059	%(I)

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Excludes sale-buyback transactions.
(H)	Decrease in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013		December 31, 2012		December 31, 2011
Net asset value, beginning of period/year	$10.95		$11.47	$10.90	$10.14		$10.11		$11.07

Investment operations:
Net investment income (loss) (A)	0.04		0.03	0.03	0.02		0.05	(B)	0.14	(B)
Net realized and unrealized gain (loss)	0.44		(0.27)	0.91	0.80		0.10		(0.96)

Total investment operations	0.48		(0.24)	0.94	0.82		0.15		(0.82)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.03)	(0.14)	(0.06)		(0.12)		(0.14)
Net realized gains	—		(0.25)	(0.23)	—		—		—

Total dividends and/or distributions to shareholders	—		(0.28)	(0.37)	(0.06)		(0.12)		(0.14)

Net asset value, end of period/year	$11.43		$10.95	$11.47	$10.90		$10.14		$10.11

Total return (C)	4.38	%(D)	(2.08)%	8.72%	8.16%		1.53%		(7.46)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$260,681		$241,777	$144,469	$94,659		$46,024		$39,790
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.12	%(E)	1.14%	1.14%	1.21%		1.27	%(F)	1.25	%(F)
Including waiver and/or reimbursement and recapture	1.12	%(E)	1.15%	1.18%	1.17%		1.23	%(F)	1.25	%(F)
Net investment income (loss) to average net assets	0.80	%(E)	0.30%	0.23%	0.18%		0.52%		1.25%
Portfolio turnover rate	37	%(D)(G)	53%	31%	72	%(H)	1,003	%(I)	1,059	%(I)

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Excludes sale-buyback transactions.
(H)	Decrease in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PIMCO Tactical - Conservative VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2016.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal bonds & notes and variable rate notes: The fair value of municipal bonds & notes and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

TBA commitments held at June 30, 2016, if any, are identified in the Schedule of Investments. Open balances at June 30, 2016, if any, are included in When-issued, delayed-delivery, and forward commitment securities purchased or sold in the Statement of Assets and Liabilities.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2016, if any, are identified in the Schedule of Investments.

When-issued, delayed-delivery, and forward commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, and forward commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

When-issued, delayed-delivery, and forward commitment transactions held at June 30, 2016, if any, are identified in the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, and forward commitment securities purchased or sold in the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Net income from securities lending in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Reverse repurchase agreements: The Portfolio may enter into reverse repurchase agreements in which the Portfolio sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. The Portfolio may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Pursuant to the terms of the reverse repurchase agreements, the Portfolio’s custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Portfolio are obligated to repurchase under the agreement may decline below the repurchase price. The Portfolio is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the Portfolio exercising its rights under the agreement, or those rights may be limited by other contractual agreements.

For the period ended June 30, 2016, the Portfolio’s average borrowings are as follows:

Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$ 3,009,405	39	0.40%

Open reverse repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments.

Sale-buyback: The Portfolio may enter into sale-buyback financing transactions. The Portfolio accounts for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Portfolio of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Portfolio forgoes principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Portfolio is compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Portfolio to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio, the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. The Portfolio’s obligations under a

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

sale-buyback typically would be offset by liquid assets equal in value to the amount of the Portfolio’s forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Portfolio’s turnover rates. The Portfolio recognizes price drop fee income on a straight line basis over the period of the roll. For the period ended June 30, 2016, the Portfolio earned price drop fee income of $3,224. The price drop fee income is included in Interest income in the Statement of Operations.

The outstanding payable for securities to be repurchased, if any, is included in Payable for sale-buyback financing transactions in the Statement of Assets and Liabilities. The interest expense is included in Interest income on the Statement of Operations. In periods of increased demand of the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio, and is reflected in Interest income on the Statement of Operations.

For the period ended June 30, 2016, the Portfolio’s average borrowings are as follows:

Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$ 336,488	39	0.41%

Open sale-buyback financing transactions at June 30, 2016, if any, are identified in the Schedule of Investments.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$1,562,331	$—	$—	$—	$1,562,331
U.S. Government Agency Obligations	8,406,430	—	—	—	8,406,430
U.S. Government Obligations	339,079	—	—	—	339,079
Total Securities Lending Transactions	$10,307,840	$—	$—	$—	$10,307,840
Reverse Repurchase Agreements
U.S. Government Obligations	$—	$5,452,669	$—	$—	$5,452,669
Total Borrowings	$10,307,840	$5,452,669	$—	$—	$15,760,509
Gross amount of recognized liabilities for securities lending transactions and reverse repurchase agreements					$15,760,509

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Interest rate swaptions: The Portfolio may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability in the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

As of June 30, 2016, transactions in written swaptions are as follows:

	Call Options			Put Options
	Amount of Premiums	Notional Amount		Amount of Premiums	Notional Amount
Balance at December 31, 2015	$—	USD	—	$—	USD	—
Options written	15,510		3,300,000	16,500		3,300,000
Options closed	—		—	—		—
Options expired	(15,510)		(3,300,000)	(16,500)		(3,300,000)
Options exercised	—		—	—		—
Balance at June 30, 2016	$—	USD	—	$—	USD	—

Open option contracts at June 30, 2016, if any, are included within the Schedule of Investments.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as Net realized gain (loss) in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as Net realized gain (loss) in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of Net realized gain (loss) in the Statement of Operations.

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swap agreements to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolio sells credit default swap agreements, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swap agreements is disclosed in the Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swap agreements is included in the footnotes to the Schedule of Investments. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Total return swap agreements: The Portfolio is subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing its investment objective. The value of the commodity-linked investments held by a Portfolio can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting the Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Open centrally cleared swap agreements at June 30, 2016, if any, are listed in the Schedule of Investments. Centrally cleared swap agreements are marked-to-market daily and an appropriate payable or receivable for the variation margin is recorded, if applicable, and is shown in Variation margin receivable or payable within the Statement of Assets and Liabilities.

Open OTC swap agreements at June 30, 2016, if any, are listed in the Schedule of Investments. The value, as applicable, is shown in OTC Swap agreements, at value within the Statement of Assets and Liabilities.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2016, if any, are listed in the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable within the Statement of Assets and Liabilities.

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2016, if any, are listed in the Schedule of Investments.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2016.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A) (B)	$—	$—	$2,808,400	$—	$—	$2,808,400
Centrally cleared swap agreements, at value (B) (C)	35,451	—	—	459,191	—	494,642
Net unrealized appreciation on futures contracts (B) (D)	70,937	—	249,174	—	—	320,111
Unrealized appreciation on forward foreign currency contracts	—	226,795	—	—	—	226,795
Total	$106,388	$226,795	$3,057,574	$459,191	$—	$3,849,948

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
OTC swap agreements, at value	$—	$—	$(188,530)	$(115,746)	$—	$(304,276)
Net unrealized depreciation on futures contracts (B) (D)	(25,137)	—	(157,023)	—	—	(182,160)
Unrealized depreciation on forward foreign currency contracts	—	(1,492,145)	—	—	—	(1,492,145)
Total	$(25,137)	$(1,492,145)	$(345,553)	$(115,746)	$—	$(1,978,581)

(A)	Included within Investments, at value on the Statement of Assets and Liabilities.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	Included within fair value of centrally cleared swap agreements as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(D)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary market risk exposure as of June 30, 2016.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$(1,905,829)	$—	$—	$(1,905,829)
Written options and swaptions	32,010	—	—	—	—	32,010
Swap agreements	144,602	—	(277,000)	(495,719)	—	(628,117)
Futures contracts	112,701	—	3,061,133	—	—	3,173,834
Forward foreign currency contracts (B)	—	305,949	—	—	—	305,949
Total	$289,313	$305,949	$878,304	$(495,719)	$—	$977,847

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (C)	$—	$—	$126,879	$—	$—	$126,879
Swap agreements	81,438	—	(263,224)	503,763	—	321,977
Futures contracts	46,797	—	(457,094)	—	—	(410,297)
Forward foreign currency contracts (D)	—	(1,244,393)	—	—	—	(1,244,393)
Total	$128,235	$(1,244,393)	$(593,439)	$503,763	$—	$(1,205,834)

(A)	Included within Net realized gain (loss) on transactions from Investments on the Statement of Operations.
(B)	Included within Net realized gain (loss) on transactions from Foreign currency transactions on the Statement of Operations.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investments on the Statement of Operations.
(D)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies on Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2016.

Purchased Options and Swaptions at value		Written Options and Swaptions at value		Swap Agreements at Notional Amount	Futures Contracts at Notional Amount		Forward Foreign Currency Contracts at Contract Amount
Calls	Puts	Calls	Puts		Long	Short	Purchased	Sold
$ —	$ 2,393,946	$ (1,662)	$ (420)	$ 114,707,705	2,569,586	(342,857)	$ 983,225	$ 12,237,543

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (futures contracts, exchange traded options, and exchange traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

The following is a summary of the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2016. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

	Gross Amounts of Assets Presented in Statement of Assets and Liabilities (A)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities (A)	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Amount		Financial Instruments	Collateral Pledged (B)	Net Amount
	Assets				Liabilities
Bank of America, N.A.	$65,227	$(65,227)	$—	$—	$1,675,266	$(65,227)	$(1,610,039)	$—
BNP Paribas	94	—	—	94	—	—	—	—
Goldman Sachs Bank	45,247	(5,409)	—	39,838	5,409	(5,409)	—	—
Goldman Sachs International	—	—	—	—	109,275	—	—	109,275
HSBC Bank USA	1,633	—	—	1,633	—	—	—	—
JPMorgan Chase Bank, N.A.	114,594	(6,471)	—	108,123	6,471	(6,471)	—	—
Other Derivatives (C)	3,623,153	—	—	3,623,153	182,160	—	—	182,160
Total	$3,849,948	$(77,107)	$—	$3,772,841	$1,978,581	$(77,107)	$(1,610,039)	$291,435

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

7. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $750 million	0.79%	0.76%
Over $750 million up to $1.5 billion	0.78%	0.75%
Over $1.5 billion	0.75%	0.72%

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.92%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

Cross-trades: The Portfolio is authorized to purchase or sell securities from and to other portfolios within TST, or between the Portfolio and other mutual funds or accounts advised by TAM or the sub-adviser, in each case in accordance with rule 17a-7 under the 1940 Act, when it is in the best interest of each Portfolio participating in the transaction.

For the period ended June 30 2016, the Portfolio engaged in the following net cross-trade transactions, which resulted in net realized gains/(losses) as follows:

Purchases	Sales	Net Realized Gains/(Losses)
$ 6,869,624	$ —	$ —

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 69,778,157	$ 28,682,534	$ 18,874,412	$ 40,377,216

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica PIMCO Tactical – Conservative VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Pacific Investment Management Company LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 3-year period and below the median for the past 1- and 5-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3- and 5-year periods. The Trustees discussed with TAM the reasons for the underperformance and TAM agreed to continue to closely monitor and report to the Board on the performance of the

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on September 17, 2012 pursuant to its current investment objective and investment strategies. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio
Initial Class	$1,000.00	$1,018.20	$4.47	$1,020.40	$4.47	0.89%
Service Class	1,000.00	1,017.50	5.72	1,019.20	5.72	1.14

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
Repurchase Agreements	38.4%
Corporate Debt Securities	27.2
Short-Term Foreign Government Obligations	12.6
U.S. Government Agency Obligations	10.0
U.S. Government Obligations	5.3
Asset-Backed Securities	4.1
Short-Term U.S. Government Obligations	2.1
Exchange-Traded Options Purchased	1.7
Mortgage-Backed Securities	1.5
Foreign Government Obligations	1.3
Securities Lending Collateral	0.6
Municipal Government Obligations	0.2
Net Other Assets (Liabilities) ^	(5.0)
Total	100.0%

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 4.1%
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-1A, Class AR,
1.86% (A), 04/20/2022 (B)	$ 1,200,000	$ 1,196,437
Series 2012-4A, Class A,
2.02% (A), 01/20/2025 (B) (C)	300,000	299,680
Chrysler Capital Auto Receivables Trust Series 2016-AA, Class A1, 0.68%, 04/17/2017 (B)	1,605,749	1,605,749
Colony Starwood Homes Trust Series 2016-1A, Class A, 1.95% (A), 07/17/2033 (B)	400,000	400,310
FFMLT Trust Series 2005-FF2, Class M4, 1.34% (A), 03/25/2035	300,000	277,720
Ford Credit Auto Owner Trust Series 2016-2, Class A, 2.03%, 12/15/2027 (B) (C)	700,000	703,679
LCM XII, LP Series 12A, Class AR, 1.89% (A), 10/19/2022 (B)	1,900,000	1,894,030
Mariner CLO LLC Series 2016-3A, Class A, 2.22%, 07/23/2026 (C) (D)	300,000	300,000
Morgan Stanley Home Equity Loan Trust Series 2005-3, Class M2, 0.92% (A), 08/25/2035	100,000	97,084
Neuberger Berman CLO XII, Ltd. Series 2012-12AR, Class A2R, 1.45% (A), 07/25/2023 (B)	600,000	601,801
Northstar Education Finance, Inc. Series 2012-1, Class A, 1.15% (A), 12/26/2031 (B) (C)	79,504	76,282
Octagon Investment Partners XII, Ltd. Series 2012-1AR, Class AR, 1.57% (A), 05/05/2023 (B)	642,076	639,829
Palmer Square Loan Funding, Ltd. Series 2016-2A, Class A1, 1.98% (A), 06/21/2024 (B)	600,000	599,180
Santander Drive Auto Receivables Trust
Series 2016-2, Class A2A,
1.38%, 07/15/2019	900,000	900,238
Series 2016-2, Class A2B,
1.09% (A), 07/15/2019	800,000	799,724
SLC Private Student Loan Trust Series 2006-A, Class A5, 0.80% (A), 07/15/2036	76,507	76,013
SLM Private Credit Student Loan Trust Series 2006-B, Class A4, 0.83% (A), 03/15/2024	26,449	26,212
SLM Private Education Loan Trust Series 2012-E, Class A1, 1.19% (A), 10/16/2023 (B)	10,213	10,197
SLM Student Loan Trust Series 2004-10, Class A5A, 1.04% (A), 04/25/2023 (B)	31,622	31,589
Symphony CLO, Ltd. Series 2012-10AR, Class AR, 1.59% (A), 07/23/2023 (B)	1,400,000	1,396,065

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Toyota Auto Receivables Owner Trust
Series 2016-B, Class A2A,
1.02%, 10/15/2018	$ 1,200,000	$ 1,201,681
Series 2016-B, Class A2B,
0.69% (A), 10/15/2018	700,000	700,311
Vericrest Opportunity Loan Trust Series 2016-NPL3, Class A1, 4.25% (A), 03/26/2046 (B)	482,232	485,474

Total Asset-Backed Securities (Cost $14,250,893)		14,319,285

CORPORATE DEBT SECURITIES - 27.2%
Aerospace & Defense - 0.0% (E)
Lockheed Martin Corp. 3.60%, 03/01/2035	9,000	9,124

Air Freight & Logistics - 0.0% (E)
FedEx Corp. 4.55%, 04/01/2046	10,000	10,851

Airlines - 0.4%
Air Canada Pass-Through Trust 3.75%, 06/15/2029 (B) (C)	400,000	419,000
Norwegian Air Shuttle Pass-Through Trust 4.88%, 11/10/2029 (B)	1,100,000	1,097,327
Southwest Airlines Co. 2.75%, 11/06/2019	10,000	10,338

		1,526,665

Auto Components - 0.1%
Delphi Corp. 4.15%, 03/15/2024	240,000	255,133

Automobiles - 1.0%
Daimler Finance North America LLC
1.11% (A), 03/02/2018 (B)	440,000	437,910
1.50%, 07/05/2019 (D)	700,000	699,510
General Motors Financial Co., Inc.
3.20%, 07/13/2020	87,000	88,137
3.70%, 11/24/2020	510,000	523,979
Volkswagen Group of America Finance LLC 2.13%, 05/23/2019 (B)	1,800,000	1,816,079

		3,565,615

Banks - 9.5%
ABN AMRO Bank NV 4.80%, 04/18/2026 (B) (C)	800,000	832,942
Australia & New Zealand Banking Group, Ltd. 4.40%, 05/19/2026 (B) (C)	800,000	819,855
Bank of America Corp.
1.27% (A), 08/25/2017, MTN	150,000	150,161
2.63%, 10/19/2020, MTN	490,000	497,809
5.70%, 01/24/2022	1,400,000	1,620,945
6.88%, 04/25/2018, MTN	80,000	87,340
Bank of America NA
1.05% (A), 05/08/2017	250,000	250,185
1.13% (A), 06/05/2017	750,000	750,777
1.75%, 06/05/2018	750,000	755,002

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of Montreal
1.75%, 06/15/2022 (B) (C)	$ 500,000	$ 501,339
2.55%, 11/06/2022, MTN (F)	80,000	82,703
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.23% (A), 03/05/2018 (B)	500,000	498,123
Barclays PLC 3.65%, 03/16/2025	300,000	288,471
BPCE SA 4.63%, 07/11/2024 (B)	300,000	300,670
Citigroup, Inc.
1.54% (A), 12/07/2018	980,000	980,001
2.05%, 12/07/2018	510,000	514,053
2.40%, 02/18/2020	1,400,000	1,414,332
4.40%, 06/10/2025	750,000	784,207
Commonwealth Bank of Australia
0.93% (A), 09/08/2017 (B)	400,000	399,663
Cooperatieve Rabobank UA
3.88%, 02/08/2022	700,000	760,481
4.50%, 01/11/2021	80,000	88,885
HSBC Holdings PLC
5.10%, 04/05/2021	80,000	88,272
HSBC USA, Inc.
1.24% (A), 11/13/2019	240,000	237,014
2.38%, 11/13/2019	120,000	120,962
2.75%, 08/07/2020	500,000	503,931
ING Bank NV
1.20% (A), 03/16/2018 (B) (C)	500,000	498,022
2.45%, 03/16/2020 (B)	20,000	20,403
JPMorgan Chase & Co.
2.75%, 06/23/2020	1,400,000	1,442,605
3.25%, 09/23/2022	100,000	104,543
3.90%, 07/15/2025	100,000	107,856
Lloyds Bank PLC
2.70%, 08/17/2020	900,000	915,696
Manufacturers & Traders Trust Co.
2.25%, 07/25/2019	250,000	255,255
Mitsubishi UFJ Financial Group, Inc.
2.55% (A), 03/01/2021	800,000	823,611
Nykredit Realkredit A/S
1.00%, 04/01/2017	DKK 1,000,000	150,443
2.00%, 04/01/2017	5,800,000	879,872
Realkredit Danmark A/S
1.00%, 04/01/2017, MTN	11,900,000	1,791,885
2.00%, 04/01/2017	27,800,000	4,217,145
Santander Holdings USA, Inc.
2.12% (A), 11/24/2017	$ 1,200,000	1,199,832
2.70%, 05/24/2019	1,200,000	1,205,773
Santander UK Group Holdings PLC
2.88%, 10/16/2020	490,000	486,214
3.13%, 01/08/2021	60,000	60,130
Santander UK PLC
2.38%, 03/16/2020	1,000,000	1,001,987
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 (F) (G)	200,000	213,136
Sumitomo Mitsui Banking Corp.
2.65%, 07/23/2020, MTN (F)	500,000	516,473
Swedbank AB
2.20%, 03/04/2020 (B)	280,000	284,341

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Toronto-Dominion Bank
0.88% (A), 05/02/2017	$ 300,000	$ 299,905
Wells Fargo & Co.
1.06% (A), 09/14/2018	700,000	696,490
2.55%, 12/07/2020, MTN	50,000	51,457
2.60%, 07/22/2020, MTN	975,000	1,002,024
3.00%, 02/19/2025, MTN	100,000	102,423
Westpac Banking Corp.
2.25%, 11/09/2020 (B)	1,900,000	1,950,268

		33,605,912

Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc.
3.30%, 02/01/2023	1,650,000	1,738,555

Biotechnology - 0.4%
AbbVie, Inc.
2.90%, 11/06/2022	710,000	723,930
3.20%, 11/06/2022	100,000	103,403
Amgen, Inc.
3.13%, 05/01/2025	380,000	396,428
3.63%, 05/22/2024	100,000	107,294
4.50%, 03/15/2020	200,000	220,239

		1,551,294

Building Products - 0.1%
Fortune Brands Home & Security, Inc. 4.00%, 06/15/2025	250,000	265,871
Masco Corp. 4.45%, 04/01/2025	10,000	10,351
Owens Corning 4.20%, 12/01/2024	10,000	10,464

		286,686

Capital Markets - 1.2%
Credit Suisse AG 1.31% (A), 04/27/2018	760,000	759,396
Goldman Sachs Group, Inc.
3.75%, 05/22/2025	40,000	41,775
3.85%, 07/08/2024, MTN	1,400,000	1,484,435
6.15%, 04/01/2018	80,000	86,200
Lazard Group LLC 3.75%, 02/13/2025	19,000	18,888
Morgan Stanley
4.00%, 07/23/2025, MTN	40,000	42,832
5.50%, 07/24/2020, MTN	1,200,000	1,346,538
6.63%, 04/01/2018, MTN	100,000	108,377
UBS AG
1.01% (A), 08/14/2017, MTN	250,000	249,545
2.38%, 08/14/2019, MTN	250,000	255,677

		4,393,663

Commercial Services & Supplies - 0.3%
ADT Corp. 4.13%, 06/15/2023	20,000	18,725
ERAC USA Finance LLC 4.50%, 02/15/2045 (B)	9,000	9,509
MUFG Americas Holdings Corp.
1.20% (A), 02/09/2018	62,000	61,748
2.25%, 02/10/2020	9,000	9,065

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Republic Services, Inc.
2.90%, 07/01/2026 (D)	$ 300,000	$ 304,251
3.55%, 06/01/2022	300,000	323,968
Waste Management, Inc. 3.13%, 03/01/2025	389,000	406,737

		1,134,003

Consumer Finance - 1.1%
American Express Co. 4.90% (A), 03/15/2020 (F) (H)	50,000	47,813
American Express Credit Corp.
1.12% (A), 08/15/2019, MTN	400,000	396,364
1.41% (A), 11/05/2018, MTN	120,000	120,140
Ford Motor Credit Co. LLC
1.18% (A), 09/08/2017 (F)	300,000	299,075
4.13%, 08/04/2025	510,000	546,797
4.39%, 01/08/2026, MTN	500,000	545,824
John Deere Capital Corp. 1.60%, 07/13/2018, MTN	10,000	10,101
Navient Corp. 5.88%, 03/25/2021	190,000	179,430
Synchrony Financial
2.60%, 01/15/2019	510,000	515,581
2.70%, 02/03/2020	9,000	9,025
4.50%, 07/23/2025	500,000	518,449
Toyota Motor Credit Corp. 1.40%, 05/20/2019, MTN	600,000	603,514

		3,792,113

Containers & Packaging - 0.0% (E)
International Paper Co. 3.80%, 01/15/2026	10,000	10,494

Diversified Consumer Services - 0.1%
Nationwide Building Society 3.90%, 07/21/2025 (B)	300,000	320,749

Diversified Financial Services - 0.5%
Helios Leasing I LLC 1.56%, 09/28/2024	70,845	70,705
Intercontinental Exchange, Inc. 2.75%, 12/01/2020	30,000	31,520
Nordea Kredit Realkreditaktieselskab 2.00%, 04/01/2017	DKK 1,800,000	272,708
Protective Life Global Funding
1.21% (A), 06/08/2018 (B) (C)	$ 600,000	599,771
2.70%, 11/25/2020 (B)	510,000	527,306
S&P Global, Inc. 4.40%, 02/15/2026	30,000	33,670
Tagua Leasing LLC 1.58%, 11/16/2024	72,905	72,812

		1,608,492

Diversified Telecommunication Services - 1.3%
AT&T, Inc.
1.05% (A), 03/30/2017	300,000	300,162
1.56% (A), 06/30/2020	100,000	99,609
3.40%, 05/15/2025	720,000	736,493
4.75%, 05/15/2046	100,000	102,487
4.80%, 06/15/2044	300,000	307,983

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Orange SA 4.13%, 09/14/2021	$ 230,000	$ 253,738
Telefonica Emisiones SAU 6.22%, 07/03/2017	600,000	626,431
Verizon Communications, Inc.
1.06% (A), 06/09/2017	300,000	300,158
1.43% (A), 06/17/2019	100,000	100,506
2.18% (A), 09/15/2016	300,000	300,770
4.52%, 09/15/2048	300,000	312,390
4.67%, 03/15/2055	475,000	480,434
5.15%, 09/15/2023	600,000	698,775

		4,619,936

Electric Utilities - 1.3%
Appalachian Power Co. 3.40%, 06/01/2025	370,000	392,654
Duke Energy Corp.
1.03% (A), 04/03/2017	100,000	99,931
3.75%, 04/15/2024	100,000	107,379
3.95%, 10/15/2023	200,000	216,681
4.80%, 12/15/2045	510,000	590,474
Duke Energy Progress LLC 0.88% (A), 03/06/2017	100,000	99,854
Electricite de France SA 3.63%, 10/13/2025 (B)	500,000	521,464
Entergy Corp. 4.00%, 07/15/2022	20,000	21,462
Entergy Mississippi, Inc. 2.85%, 06/01/2028	700,000	711,079
Exelon Corp. 3.40%, 04/15/2026	400,000	418,051
FirstEnergy Corp. 2.75%, 03/15/2018	50,000	50,623
MidAmerican Energy Co. 3.50%, 10/15/2024	20,000	21,893
NextEra Energy Capital Holdings, Inc. 1.59%, 06/01/2017	20,000	20,048
Niagara Mohawk Power Corp. 4.12%, 11/28/2042 (B) (C)	100,000	105,000
Pacific Gas & Electric Co.
2.45%, 08/15/2022	500,000	510,707
3.50%, 06/15/2025	10,000	10,901
PSEG Power LLC 3.00%, 06/15/2021 (F)	300,000	304,146
Southwestern Electric Power Co. 6.20%, 03/15/2040	400,000	498,074

		4,700,421

Electrical Equipment - 0.1%
Eaton Corp. 2.75%, 11/02/2022	125,000	128,146
Schneider Electric SE 2.95%, 09/27/2022 (B)	75,000	77,774

		205,920

Electronic Equipment, Instruments & Components - 0.0% (E)
Flextronics International, Ltd. 4.75%, 06/15/2025	10,000	10,100

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 0.1%
Halliburton Co. 3.80%, 11/15/2025	$ 30,000	$ 31,333
Regency Energy Partners, LP / Regency Energy Finance Corp. 5.88%, 03/01/2022	255,000	272,759

		304,092

Food & Staples Retailing - 0.5%
Walgreens Boots Alliance, Inc.
1.75%, 05/30/2018	700,000	705,468
3.80%, 11/18/2024	550,000	582,715
Whole Foods Market, Inc. 5.20%, 12/03/2025 (B)	410,000	442,056

		1,730,239

Food Products - 0.1%
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (B)	10,000	10,384
3.50%, 07/15/2022 (B)	10,000	10,621
3.95%, 07/15/2025 (B)	10,000	10,873
4.38%, 06/01/2046 (B)	250,000	264,380

		296,258

Gas Utilities - 0.0% (E)
National Fuel Gas Co. 5.20%, 07/15/2025	30,000	31,115

Health Care Equipment & Supplies - 0.4%
Becton Dickinson and Co. 3.73%, 12/15/2024	20,000	21,543
Boston Scientific Corp. 3.38%, 05/15/2022	370,000	383,775
Medtronic, Inc. 3.50%, 03/15/2025	550,000	599,569
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	510,000	516,191
3.15%, 04/01/2022	20,000	20,500
3.55%, 04/01/2025	20,000	20,614

		1,562,192

Health Care Providers & Services - 0.1%
Aetna, Inc. 3.50%, 11/15/2024	10,000	10,550
Laboratory Corp. of America Holdings 3.60%, 02/01/2025	9,000	9,342
UnitedHealth Group, Inc. 2.88%, 12/15/2021	230,000	242,249

		262,141

Hotels, Restaurants & Leisure - 0.2%
McDonald’s Corp. 3.70%, 01/30/2026, MTN	510,000	551,026
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50%, 03/01/2025 (B) (F)	200,000	193,500

		744,526

Independent Power & Renewable Electricity Producers - 0.0% (E)
Exelon Generation Co. LLC 6.25%, 10/01/2039	100,000	109,845

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Industrial Conglomerates - 0.1%
General Electric Co.
2.70%, 10/09/2022 (F)	$ 200,000	$ 209,900
4.50%, 03/11/2044	100,000	115,398

		325,298

Insurance - 1.4%
American International Group, Inc. 3.75%, 07/10/2025	130,000	132,497
Chubb INA Holdings, Inc. 3.35%, 05/03/2026	20,000	21,318
First American Financial Corp. 4.60%, 11/15/2024	10,000	10,471
Jackson National Life Global Funding 2.60%, 12/09/2020 (B)	510,000	526,626
Marsh & McLennan Cos., Inc. 3.75%, 03/14/2026	10,000	10,547
MetLife, Inc.
4.05%, 03/01/2045	10,000	9,851
5.25% (A), 06/15/2020 (H)	20,000	19,850
Metropolitan Life Global Funding I
2.00%, 04/14/2020 (B)	150,000	151,620
2.30%, 04/10/2019 (B)	300,000	306,999
New York Life Global Funding
1.05% (A), 04/06/2018 (B)	900,000	902,353
1.13%, 03/01/2017 (B)	100,000	100,206
1.55%, 11/02/2018 (B)	490,000	494,549
Pricoa Global Funding I 2.55%, 11/24/2020 (B)	510,000	527,249
Principal Life Global Funding II
1.17% (A), 12/01/2017 (B)	980,000	981,433
2.20%, 04/08/2020 (B)	300,000	304,763
3.00%, 04/18/2026 (B)	200,000	203,986
Reliance Standard Life Global Funding II
2.15%, 10/15/2018 (B)	60,000	60,560
2.50%, 04/24/2019 (B)	100,000	101,974
Travelers Cos., Inc. 3.75%, 05/15/2046	100,000	104,641
XLIT, Ltd. 4.45%, 03/31/2025	10,000	10,091

		4,981,584

Internet & Catalog Retail - 0.0% (E)
Amazon.com, Inc.
2.50%, 11/29/2022 (F)	100,000	103,127
3.30%, 12/05/2021	20,000	21,579

		124,706

IT Services - 0.2%
Fidelity National Information Services, Inc. 4.50%, 10/15/2022	490,000	542,692

Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.
2.15%, 12/14/2018	30,000	30,341
3.15%, 01/15/2023	490,000	500,678
3.30%, 02/15/2022	20,000	20,750

		551,769

Marine - 0.1%
AP Moeller - Maersk A/S 3.88%, 09/28/2025 (B)	200,000	203,908

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 0.5%
21st Century Fox America, Inc. 3.70%, 09/15/2024	$ 200,000	$ 215,943
CBS Corp. 4.00%, 01/15/2026	10,000	10,674
Charter Communications Operating LLC / Charter Communications Operating Capital 4.46%, 07/23/2022 (B)	600,000	644,842
Comcast Corp.
4.40%, 08/15/2035	10,000	11,280
4.75%, 03/01/2044	800,000	932,819
Sky PLC 3.13%, 11/26/2022 (B)	40,000	40,925

		1,856,483

Multi-Utilities - 0.3%
DTE Electric Co. 3.70%, 06/01/2046	600,000	633,443
E.ON International Finance BV 6.65%, 04/30/2038 (B) (C)	240,000	286,587
Sempra Energy 2.88%, 10/01/2022	75,000	76,725

		996,755

Multiline Retail - 0.0% (E)
Dollar Tree, Inc. 5.75%, 03/01/2023 (B)	24,000	25,500

Oil, Gas & Consumable Fuels - 1.2%
BP Capital Markets PLC
1.05% (A), 02/13/2018	244,000	243,270
3.51%, 03/17/2025	30,000	31,581
3.54%, 11/04/2024	47,000	49,525
Devon Energy Corp. 5.00%, 06/15/2045	30,000	27,986
Dolphin Energy, Ltd. 5.50%, 12/15/2021 (G)	200,000	226,500
Energy Transfer Partners, LP
4.05%, 03/15/2025	100,000	98,134
4.75%, 01/15/2026	400,000	411,362
Enterprise Products Operating LLC
3.70%, 02/15/2026	520,000	541,142
EOG Resources, Inc.
3.90%, 04/01/2035	10,000	10,026
Kinder Morgan, Inc.
5.05%, 02/15/2046 (F)	200,000	190,104
Occidental Petroleum Corp.
3.50%, 06/15/2025	500,000	528,362
Petroleos Mexicanos
6.00%, 03/05/2020	100,000	107,600
Rosneft Finance SA
7.88%, 03/13/2018, MTN (G)	100,000	107,770
Shell International Finance BV
4.00%, 05/10/2046	500,000	509,954
Spectra Energy Partners, LP
4.75%, 03/15/2024	250,000	274,761
Statoil ASA
2.45%, 01/17/2023	125,000	126,552
3.25%, 11/10/2024 (F)	500,000	528,025
Western Gas Partners, LP 4.65%, 07/01/2026 (D)	200,000	201,804

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Woodside Finance, Ltd. 3.65%, 03/05/2025 (B)	$ 10,000	$ 9,768

		4,224,226

Paper & Forest Products - 0.1%
Georgia-Pacific LLC
5.40%, 11/01/2020 (B)	220,000	249,175

Pharmaceuticals - 0.4%
Actavis Funding SCS
3.80%, 03/15/2025	20,000	20,837
3.85%, 06/15/2024	700,000	732,541
Baxalta, Inc.
3.60%, 06/23/2022	10,000	10,321
4.00%, 06/23/2025	10,000	10,435
Eli Lilly & Co.
2.75%, 06/01/2025	280,000	296,539
EMD Finance LLC
2.40%, 03/19/2020 (B)	250,000	253,404
Johnson & Johnson
0.74% (A), 11/28/2016	100,000	100,030
Merck & Co., Inc.
2.35%, 02/10/2022	19,000	19,572

		1,443,679

Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	100,000	103,074
4.30%, 01/15/2026	550,000	583,391
4.50%, 07/30/2029	200,000	207,889
American Tower Corp.
3.38%, 10/15/2026	400,000	402,081
4.00%, 06/01/2025	760,000	808,234
4.40%, 02/15/2026	400,000	434,279
AvalonBay Communities, Inc. 3.45%, 06/01/2025, MTN	360,000	377,269
Crown Castle International Corp.
4.45%, 02/15/2026	120,000	130,276
5.25%, 01/15/2023	600,000	673,236
Digital Realty Trust, LP 3.95%, 07/01/2022	500,000	523,762
iStar, Inc. 4.00%, 11/01/2017	100,000	98,375
Kilroy Realty, LP 4.38%, 10/01/2025	350,000	377,882
Mid-America Apartments, LP 4.00%, 11/15/2025	350,000	368,538
Prologis, LP 3.75%, 11/01/2025	10,000	10,658
Unibail-Rodamco SE 1.40% (A), 04/16/2019, MTN (G)	500,000	496,864
WP Carey, Inc. 4.60%, 04/01/2024	300,000	307,804

		5,903,612

Road & Rail - 0.0% (E)
Aviation Capital Group Corp. 3.88%, 09/27/2016 (B) (C)	100,000	100,143
Norfolk Southern Corp. 4.45%, 06/15/2045	10,000	11,020

		111,163

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 0.7%
Adobe Systems, Inc. 3.25%, 02/01/2025	$ 9,000	$ 9,478
Autodesk, Inc. 4.38%, 06/15/2025	20,000	20,904
Microsoft Corp. 2.70%, 02/12/2025	810,000	837,388
Oracle Corp.
2.40%, 09/15/2023 (D)	200,000	200,712
2.65%, 07/15/2026 (D)	300,000	300,753
2.80%, 07/08/2021	100,000	104,962
2.95%, 05/15/2025	1,000,000	1,039,290
4.30%, 07/08/2034	100,000	106,352

		2,619,839

Specialty Retail - 0.3%
AutoNation, Inc. 4.50%, 10/01/2025	10,000	10,560
Home Depot, Inc. 4.25%, 04/01/2046	10,000	11,464
Lowe’s Cos., Inc. 3.70%, 04/15/2046	900,000	925,365
QVC, Inc. 4.85%, 04/01/2024	100,000	103,515

		1,050,904

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.
0.93% (A), 05/06/2019	300,000	299,583
3.45%, 05/06/2024	100,000	108,686
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 8.10%, 07/15/2036 (B)	400,000	431,219

		839,488

Tobacco - 0.3%
BAT International Finance PLC 3.50%, 06/15/2022 (B)	10,000	10,729
Imperial Brands Finance PLC 4.25%, 07/21/2025 (B)	500,000	541,264
Philip Morris International, Inc. 3.25%, 11/10/2024	400,000	428,466
Reynolds American, Inc.
4.00%, 06/12/2022	10,000	10,868
4.45%, 06/12/2025	20,000	22,399
4.85%, 09/15/2023	100,000	114,173

		1,127,899

Trading Companies & Distributors - 0.0% (E)
WW Grainger, Inc. 4.60%, 06/15/2045	10,000	11,866

Transportation Infrastructure - 0.0% (E)
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B)	10,000	10,163
3.90%, 03/22/2023 (B) (F)	100,000	107,030

		117,193

Water Utilities - 0.1%
American Water Capital Corp. 3.40%, 03/01/2025	260,000	281,913

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.1%
T-Mobile USA, Inc.
6.00%, 03/01/2023	$ 22,000	$ 22,770
6.38%, 03/01/2025	22,000	22,990
VimpelCom Holdings BV 5.20%, 02/13/2019 (B)	200,000	206,048

		251,808

Total Corporate Debt Securities (Cost $93,948,217)		96,227,594

FOREIGN GOVERNMENT OBLIGATIONS - 1.3%
Canada - 0.3%
Province of Ontario 1.65%, 09/27/2019	600,000	608,132
Province of Quebec 2.50%, 04/20/2026	600,000	617,373

		1,225,505

Japan - 0.8%
Japan Bank for International Cooperation 2.38%, 04/20/2026	600,000	626,319
Japan Finance Organization for Municipalities 2.13%, 04/13/2021 (B) (C)	1,200,000	1,219,854
Tokyo Metropolitan Government 2.00%, 05/17/2021 (B) (C)	900,000	910,309

		2,756,482

Republic of Korea - 0.2%
Export-Import Bank of Korea 1.37% (A), 05/26/2019	600,000	600,499

Total Foreign Government Obligations (Cost $4,489,050)		4,582,486

MORTGAGE-BACKED SECURITIES - 1.5%
ALBA PLC Series 2015-1, Class A, 1.75% (A), 04/24/2049 (G)	GBP 169,603	220,804
Auburn Securities 4 PLC Series 4, Class A2, 0.91% (A), 10/01/2041 (G)	182,119	232,474
Bear Stearns Alt-A Trust Series 2005-5, Class 1A1, 0.67% (A), 07/25/2035	$34,218	33,072
Countrywide Commercial Mortgage Trust Series 2007-MF1, Class A, 6.27% (A), 11/12/2043 (B)	1,753,116	1,794,580
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-AR7, Class 2A1, 2.98% (A), 11/25/2034	93,903	96,439
Eurosail PLC Series 2006-4X, Class A3C, 0.74% (A), 12/10/2044 (G)	GBP 146,287	183,221
Series 2007-3A, Class A2B, 0.87% (A), 06/13/2045 (B) (C)	115,133	151,042
Series 2007-3X, Class A2A, 0.87% (A), 06/13/2045 (G)	81,525	106,963
Gemgarto PLC Series 2015-1, Class A, 1.54% (A), 02/16/2047 (G)	115,190	150,670

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MASTR Alternative Loan Trust Series 2003-9, Class 4A1, 5.25%, 11/25/2033	$ 286,408	$ 292,474
Merrill Lynch Mortgage Investors Trust Series 2003-B, Class A1, 1.13% (A), 04/25/2028	321,966	308,970
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS Series 2013-C8, Class XA, 1.19% (A), 12/15/2048	782,352	41,464
Morgan Stanley Capital I Trust Series 2007-HQ13, Class A3, 5.57%, 12/15/2044	360,957	373,363
MortgageIT Trust Series 2005-2, Class 1A1, 0.71% (A), 05/25/2035	86,348	84,136
Southern Pacific Financing PLC Series 2005-B, Class A, 0.76% (A), 06/10/2043 (G)	GBP 796,040	1,021,466
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR4, Class A5, 2.78% (A), 04/25/2035	$72,144	71,312

Total Mortgage-Backed Securities (Cost $5,346,426)		5,162,450

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
California - 0.2%
Bay Area Toll Authority, Revenue Bonds Series S1, 6.92%, 04/01/2040	100,000	146,294
Los Angeles Community College District, General Obligation Unlimited 6.60%, 08/01/2042	100,000	152,768
State of California, General Obligation Unlimited 7.35%, 11/01/2039	150,000	228,102

		527,164

New York - 0.0% (E)
Port Authority of New York & New Jersey, Revenue Bonds 4.46%, 10/01/2062	100,000	114,407

Utah - 0.0% (E)
Utah State Board of Regents, Revenue Bonds Series 1, 1.20% (A), 12/26/2031	77,065	75,871

Total Municipal Government Obligations (Cost $656,363)		717,442

U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.0%
Federal Home Loan Mortgage Corp.
1.25%, 10/02/2019	7,525,000	7,614,359
2.38%, 01/13/2022	4,500,000	4,766,189
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 1.12% (A), 02/25/2023	1,599,857	1,606,357

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC
0.79% (A), 01/15/2038	$ 980,476	$ 975,137
0.84% (A), 02/15/2041	410,275	410,240
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS 1.93% (A), 01/15/2038	980,476	64,780
Federal National Mortgage Association
0.88%, 10/26/2017	900,000	903,134
1.88%, 09/18/2018	1,300,000	1,333,218
3.50%, TBA (D)	11,400,000	12,014,531
4.50%, 03/01/2039 - 02/01/2041	409,550	447,583
4.50%, TBA (D)	1,000,000	1,090,932
Federal National Mortgage Association REMIC
1.02% (A), 06/25/2041	1,369,405	1,375,853
1.20% (A), 05/25/2040	1,152,801	1,162,692
Financing Corp., Principal Only STRIPS 05/11/2018	200,000	196,991
Government National Mortgage Association
1.24% (A), 05/20/2066	798,892	799,054
1.27% (A), 06/20/2066 (C) (I)	600,000	597,006

Total U.S. Government Agency Obligations (Cost $34,546,151)		35,358,056

U.S. GOVERNMENT OBLIGATIONS - 5.3%
U.S. Treasury Bond
2.50%, 02/15/2046 (D) (J)	710,000	739,315
2.75%, 08/15/2042 (J)	6,600,000	7,271,860
2.88%, 08/15/2045	3,150,000	3,537,107
3.13%, 08/15/2044	2,860,000	3,366,532
U.S. Treasury Note
1.63%, 05/31/2023	630,000	644,224
1.63%, 02/15/2026 - 05/15/2026 (J)	2,680,000	2,711,889
2.00%, 02/15/2025	600,000	627,750

Total U.S. Government Obligations (Cost $16,590,186)		18,898,677

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 12.6%
Japan - 12.6%
Japan Treasury Discount Bill 0.00% (K) (L), 10/11/2016	JPY 4,580,000,000	44,384,686

Total Short-Term Foreign Government Obligations (Cost $41,797,235)		44,384,686

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.1%
U.S. Treasury Bill
0.23% (L), 07/21/2016 (M)	$ 602,000	601,939
0.23% (L), 11/03/2016 (N)	1,484,000	1,482,752
0.24% (L), 11/03/2016 (N)	1,444,000	1,442,786
0.31% (L), 11/03/2016 (N)	934,000	933,214
0.32% (L), 11/03/2016 (N)	1,165,000	1,164,020
0.38% (L), 12/08/2016	1,225,000	1,223,441
0.40% (L), 12/08/2016	431,000	430,451

Total Short-Term U.S. Government Obligations (Cost $7,277,511)		7,278,603

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 1.7%
Put - S&P 500® Exercise Price $1,750 Expiration Date 06/16/2017	1,026	$ 6,053,400

Total Exchange-Traded Options Purchased (Cost $7,149,617)		6,053,400

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (L)	2,279,911	2,279,911

Total Securities Lending Collateral (Cost $2,279,911)		2,279,911

	Principal	Value
REPURCHASE AGREEMENTS - 38.4%
HSBC Bank PLC 0.78% (L), dated 06/30/2016, to be repurchased at $5,100,111 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.88%, due 10/31/2022 and with a value of $5,268,471.	$ 5,100,000	5,100,000
RBC Capital Markets LLC 0.80% (L), dated 06/30/2016, to be repurchased at $120,602,680 on 07/01/2016. Collateralized by a U.S. Government Obligation, 3.63%, due 08/15/2019, and with a value of $123,265,606.	120,600,000	120,600,000
State Street Bank & Trust Co. 0.03% (L), dated 06/30/2016, to be repurchased at $10,039,828 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $10,245,450.	10,039,820	10,039,820

Total Repurchase Agreements (Cost $135,739,820)		135,739,820

Total Investments (Cost $364,071,380) (O)		371,002,410
Net Other Assets (Liabilities) - (5.0)%		(17,667,180)

Net Assets - 100.0%		$ 353,335,230

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (1.6)%
Bank of America NA 0.18% (L), dated 06/30/2016, to be repurchased at $(1,784,584) on 07/15/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 05/15/2026 and with a value of $(1,805,528).	$ (1,784,450)	$ (1,784,450)
Bank of America NA 0.95% (L), dated 06/28/2016, to be repurchased at $(780,644) on 07/05/2016. Collateralized by a U.S. Government Obligation, 2.75%, due 08/15/2042 and with a value of $(778,777).	(780,500)	(780,500)
Royal Bank of Scotland 0.62% (L), dated 06/10/2016, to be repurchased at $(107,572) on 07/19/2016. Collateralized by a U.S. Government Obligation, 2.75%, due 08/15/2042 and with a value of $(111,254).	(107,500)	(107,500)
Royal Bank of Scotland 0.64% (L), dated 06/21/2016, to be repurchased at $(2,300,823) on 07/05/2016. Collateralized by U.S. Government Obligations, 1.63% - 2.75%, due 02/15/2026 - 08/15/2042 and with a total value of $(2,361,964).	(2,300,250)	(2,300,250)
Royal Bank of Scotland 0.68% (L), dated 06/23/2016, to be repurchased at $(855,226) on 07/07/2016. Collateralized by a U.S. Government Obligation, 2.75%, due 08/15/2042 and with a value of $(890,031).	(855,000)	(855,000)

Total Reverse Repurchase Agreements (Cost $5,827,700)		$ (5,827,700)

CENTRALLY CLEARED SWAP AGREEMENTS: (P)

Credit Default Swap Agreements on Credit Indices - Sell Protection (Q)
Reference Obligation	Fixed Deal Receive Rate	Expiration Date		Notional Amount (R)	Fair Value (S)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America High Yield Index - Series 26	5.00%	06/20/2021	USD	1,400,000	$46,708	$20,720	$25,988
North America Investment Grade Index - Series 25	1.00	12/20/2020	USD	21,400,000	175,834	164,015	11,819
North America Investment Grade Index - Series 26	1.00	06/20/2021	USD	7,500,000	84,346	72,282	12,064

Total					$306,888	$257,017	$49,871

Interest Rate Swap Agreements - Fixed Rate Receivable

Floating Rate Index	Fixed Rate	Expiration Date		Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.25%	12/16/2022	USD	200,000	$14,180	$(1,415)	$15,595

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (Q)
Reference Obligation	Counterparty	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread at June 30, 2016 (T)	Notional Amount (R)		Fair Value (S)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Russia Foreign Bond - Eurobond, 7.50%, 03/31/2030	JPM	1.00%	06/20/2020	1.91%	USD	100,000	$(3,235)	$(11,619)	$8,384

Credit Default Swap Agreements on Credit Indices - Sell Protection (Q)
Reference Obligation	Counterparty	Fixed Deal Receive Rate	Expiration Date	Notional Amount (R)		Fair Value (S)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	10/17/2057	USD	900,000	$(33,526)	$(41,281)	$7,755
North America CMBS Basket Index - Series AAA9	GSI	0.50	09/17/2058	USD	600,000	(30,632)	(37,958)	7,326

Total						$(64,158)	$(79,239)	$15,081

Total Return Swap Agreements - Payable (U)
Reference Entity	Counterparty	Rate	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	BOA	3-Month USD-LIBOR	08/15/2016	869	$(58,220)	$—	$(58,220)
iShares MSCI EAFE ETF	BOA	3-Month USD-LIBOR	05/24/2017	10,148	(699,168)	—	(699,168)

Total					$(757,388)	$—	$(757,388)

FUTURES CONTRACTS: (V)
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Short	(9)	09/30/2016	$—	$(18,848)
Russell 2000® Mini Index	Long	156	09/16/2016	—	(214,886)
S&P 500® E-Mini	Long	1,918	09/16/2016	2,943,834	—

Total				$2,943,834	$(233,734)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	07/08/2016	USD	153,218	DKK	1,025,000	$234	$—
BOA	08/12/2016	USD	1,380,159	GBP	955,000	108,327	—
BOA	10/03/2016	USD	486,998	DKK	3,240,000	1,812	—
BOA	10/11/2016	USD	41,780,515	JPY	4,580,000,000	—	(2,737,125)
BOA	04/03/2017	USD	3,479,874	DKK	22,789,000	40,550	—
GSB	07/08/2016	USD	217,608	DKK	1,435,000	3,430	—
GSB	08/12/2016	USD	276,100	GBP	187,000	27,060	—
GSB	10/03/2016	USD	352,005	DKK	2,350,000	95	—
HSBC	07/08/2016	USD	154,816	DKK	1,010,000	4,071	—
JPM	07/08/2016	USD	1,177,702	DKK	7,770,000	18,009	—
JPM	08/12/2016	USD	720,455	GBP	498,000	57,238	—
JPM	04/03/2017	USD	1,217,316	DKK	7,995,000	10,707	—

Total						$271,533	$(2,737,125)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (W)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$14,319,285	$—	$14,319,285
Corporate Debt Securities	—	96,227,594	—	96,227,594
Foreign Government Obligations	—	4,582,486	—	4,582,486
Mortgage-Backed Securities	—	5,162,450	—	5,162,450
Municipal Government Obligations	—	717,442	—	717,442
U.S. Government Agency Obligations	—	35,358,056	—	35,358,056
U.S. Government Obligations	—	18,898,677	—	18,898,677
Short-Term Foreign Government Obligations	—	44,384,686	—	44,384,686
Short-Term U.S. Government Obligations	—	7,278,603	—	7,278,603
Exchange-Traded Options Purchased	6,053,400	—	—	6,053,400
Securities Lending Collateral	2,279,911	—	—	2,279,911
Repurchase Agreements	—	135,739,820	—	135,739,820

Total Investments	$8,333,311	$362,669,099	$—	$371,002,410

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$306,888	$—	$306,888
Centrally Cleared Interest Rate Swap Agreements	—	14,180	—	14,180
Futures Contracts (X)	2,943,834	—	—	2,943,834
Forward Foreign Currency Contracts (X)	—	271,533	—	271,533

Total Other Financial Instruments	$2,943,834	$592,601	$—	$3,536,435

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(5,827,700)	$—	$(5,827,700)
Over-the-Counter Credit Default Swap Agreements	—	(67,393)	—	(67,393)
Over-the-Counter Total Return Swap Agreements	—	(757,388)	—	(757,388)
Futures Contracts (X)	(233,734)	—	—	(233,734)
Forward Foreign Currency Contracts (X)	—	(2,737,125)	—	(2,737,125)

Total Other Financial Instruments	$(233,734)	$(9,389,606)	$—	$(9,623,340)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2016.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the total value of 144A securities is $34,768,439, representing 9.8% of the Portfolio’s net assets.
(C)	Illiquid securities. At June 30, 2016, total value of illiquid securities is $8,420,511, representing 2.4% of the Portfolio’s net assets.
(D)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after June 30, 2016.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,232,108. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2016, the total value of Regulation S securities is $2,959,868, representing 0.8% of the Portfolio’s net assets.
(H)	Perpetual maturity. The date displayed is the next call date.
(I)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2016, value of the security is $597,006, representing 0.2% of the Portfolio’s net assets.
(J)	Securities are subject to sale-buyback transactions.
(K)	Percentage rounds to less than 0.01% or (0.01)%.
(L)	Rates disclosed reflect the yields at June 30, 2016.
(M)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security segregated as collateral to cover margin requirements for open futures contracts is $601,939.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(N)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter swap agreements and/or forward foreign currency contracts. The total value of all securities segregated for open over-the-counter swap agreements and/or forward foreign currency contracts is $4,118,533.
(O)	Aggregate cost for federal income tax purposes is $364,071,380. Aggregate gross unrealized appreciation and depreciation for all securities is $8,384,995 and $1,453,965, respectively. Net unrealized appreciation for tax purposes is $6,931,030.
(P)	Cash in the amount of $704,000 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(Q)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(R)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(S)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(T)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(U)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(V)	Cash in the amount of $8,293,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(W)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(X)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

DKK	Danish Krone
GBP	Pound Sterling
JPY	Japanese Yen
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.

PORTFOLIO ABBREVIATIONS:

CMBS	Commercial Mortgage-Backed Securities
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Investments, at value (cost $228,331,560) (including securities loaned of $2,232,108)	$235,262,590
Repurchase agreement, at value (cost $135,739,820)	135,739,820
Cash on deposit with broker	8,997,000
Foreign currency, at value (cost $134,311)	123,879
Receivables:
Shares sold	2,610
Investments sold	2,333,946
When-issued, delayed-delivery, and forward commitment securities sold	13,142,111
Interest	1,017,506
Tax reclaims	1,775
Net income from securities lending	1,253
Variation margin receivable	2,822,838
Prepaid expenses	1,670
Unrealized appreciation on forward foreign currency contracts	271,533

Total assets	399,718,531

Liabilities:
Due to custodian	4,671,650
Payables and other liabilities:
Shares redeemed	59,322
Investments purchased	749,032
When-issued, delayed-delivery, and forward commitment securities purchased	28,055,125
Investment management fees	235,591
Distribution and service fees	69,497
Transfer agent fees	660
Trustees, CCO and deferred compensation fees	1,123
Audit and tax fees	6,544
Custody fees	16,119
Legal fees	5,314
Printing and shareholder reports fees	21,791
Interest	776
Other	2,879
Deferred income for sale-buyback financing transactions	266
Payable for sale-buyback financing transactions	818,095
Collateral for securities on loan	2,279,911
Reverse repurchase agreements, at value (cost $5,827,700)	5,827,700
OTC swap agreements, at value	824,781
Unrealized depreciation on forward foreign currency contracts	2,737,125

Total liabilities	46,383,301

Net assets	$353,335,230

Net assets consist of:
Capital stock ($0.01 par value)	$319,016
Additional paid-in capital	353,458,749
Undistributed (distributions in excess of) net investment income (loss)	(208,280)
Accumulated net realized gain (loss)	(6,729,267)
Net unrealized appreciation (depreciation) on:
Investments	6,931,030
Swap agreements	(668,457)
Futures contracts	2,710,100
Translation of assets and liabilities denominated in foreign currencies	(2,477,661)

Net assets	$353,335,230

Net assets by class:
Initial Class	$12,569,308
Service Class	340,765,922

Shares outstanding:
Initial Class	1,120,835
Service Class	30,780,742

Net asset value and offering price per share:
Initial Class	$11.21
Service Class	11.07

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Interest income	$1,939,244
Net income (loss) from securities lending	9,971

Total investment income	1,949,215

Expenses:
Investment advisory fees	414,188
Investment management fees	938,772
Distribution and service fees:
Service Class	403,180
Administration fees	15,773
Transfer agent fees	2,392
Trustees, CCO and deferred compensation fees	4,286
Audit and tax fees	9,529
Custody fees	77,305
Legal fees	7,534
Printing and shareholder reports fees	15,276
Interest	1,303
Other	3,539

Total expenses	1,893,077

Net investment income (loss)	56,138

Net realized gain (loss) on:
Investments	(1,625,435)
Written options and swaptions	19,400
Swap agreements	(1,724,650)
Futures contracts	2,327,319
Foreign currency transactions	153,905

Net realized gain (loss)	(849,461)

Net change in unrealized appreciation (depreciation) on:
Investments	7,992,325
Swap agreements	(563,253)
Futures contracts	2,294,424
Translation of assets and liabilities denominated in foreign currencies	(2,466,744)

Net change in unrealized appreciation (depreciation)	7,256,752

Net realized and change in unrealized gain (loss)	6,407,291

Net increase (decrease) in net assets resulting from operations	$6,463,429

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$56,138	$(950,230)
Net realized gain (loss)	(849,461)	(6,062,507)
Net change in unrealized appreciation (depreciation)	7,256,752	(5,025,683)

Net increase (decrease) in net assets resulting from operations	6,463,429	(12,038,420)

Dividends and/or distributions to shareholders:
Net realized gains:
Initial Class	—	(317,205)
Service Class	—	(6,813,727)

Total dividends and/or distributions from net realized gains	—	(7,130,932)

Capital share transactions:
Proceeds from shares sold:
Initial Class	342,673	709,226
Service Class	27,153,749	145,246,701

	27,496,422	145,955,927

Dividends and/or distributions reinvested:
Initial Class	—	317,205
Service Class	—	6,813,727

	—	7,130,932

Cost of shares redeemed:
Initial Class	(715,671)	(1,910,484)
Service Class	(10,892,270)	(4,506,757)

	(11,607,941)	(6,417,241)

Net increase (decrease) in net assets resulting from capital share transactions	15,888,481	146,669,618

Net increase (decrease) in net assets	22,351,910	127,500,266

Net assets:
Beginning of period/year	330,983,320	203,483,054

End of period/year	$353,335,230	$330,983,320

Undistributed (distributions in excess of) net investment income (loss)	$(208,280)	$(264,418)

Capital share transactions - shares:
Shares issued:
Initial Class	31,465	61,722
Service Class	2,515,303	12,659,305

	2,546,768	12,721,027

Shares reinvested:
Initial Class	—	28,680
Service Class	—	622,258

	—	650,938

Shares redeemed:
Initial Class	(65,977)	(166,265)
Service Class	(992,634)	(400,847)

	(1,058,611)	(567,112)

Net increase (decrease) in shares outstanding:
Initial Class	(34,512)	(75,863)
Service Class	1,522,669	12,880,716

	1,488,157	12,804,853

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013		December 31, 2012		December 31, 2011
Net asset value, beginning of period/year	$11.01		$11.65	$11.45	$9.87		$9.85		$11.29

Investment operations:
Net investment income (loss) (A)	0.01		(0.01)	(0.02)	(0.01)		0.03	(B)	0.14	(B)
Net realized and unrealized gain (loss)	0.19		(0.36)	0.77	1.68		0.07		(1.41)

Total investment operations	0.20		(0.37)	0.75	1.67		0.10		(1.27)

Dividends and/or distributions to shareholders:
Net investment income	—		—	(0.21)	(0.09)		(0.08)		(0.17)
Net realized gains	—		(0.27)	(0.34)	—		—		(0.00	)(C)

Total dividends and/or distributions to shareholders	—		(0.27)	(0.55)	(0.09)		(0.08)		(0.17)

Net asset value, end of period/year	$11.21		$11.01	$11.65	$11.45		$9.87		$9.85

Total return (D)	1.82	%(E)	(3.16)%	6.63%	17.03%		0.98%		(11.37)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$12,569		$12,715	$14,346	$14,042		$12,685		$13,192
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.89	%(F)	0.90%	0.90%	1.00%		1.06	%(G)	1.01	%(G)
Including waiver and/or reimbursement and recapture	0.89	%(F)	0.90%	0.95%	0.95%		0.99	%(G)	1.00	%(G)
Net investment income (loss) to average net assets	0.27	%(F)	(0.11)%	(0.18)%	(0.14)%		0.28%		1.23%
Portfolio turnover rate	37	%(E)(H)	49%	39%	75	%(I)	1,349	%(J)	1,351	%(J)

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(H)	Excludes sale-buyback transactions.
(I)	Decrease in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.
(J)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013		December 31, 2012		December 31, 2011
Net asset value, beginning of period/year	$10.88		$11.55	$11.37	$9.81		$9.79		$11.24

Investment operations:
Net investment income (loss) (A)	0.00	(B)	(0.04)	(0.05)	(0.04)		0.00	(B)(C)	0.10	(C)
Net realized and unrealized gain (loss)	0.19		(0.36)	0.77	1.68		0.07		(1.40)

Total investment operations	0.19		(0.40)	0.72	1.64		0.07		(1.30)

Dividends and/or distributions to shareholders:
Net investment income	—		—	(0.20)	(0.08)		(0.05)		(0.15)
Net realized gains	—		(0.27)	(0.34)	—		—		(0.00	)(B)

Total dividends and/or distributions to shareholders	—		(0.27)	(0.54)	(0.08)		(0.05)		(0.15)

Net asset value, end of period/year	$11.07		$10.88	$11.55	$11.37		$9.81		$9.79

Total return (D)	1.75	%(E)	(3.46)%	6.39%	16.81%		0.69%		(11.62)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$340,766		$318,268	$189,137	$109,161		$36,090		$33,052
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.14	%(F)	1.15%	1.15%	1.25%		1.31	%(G)	1.26	%(G)
Including waiver and/or reimbursement and recapture	1.14	%(F)	1.15%	1.20%	1.20%		1.24	%(G)	1.25	%(G)
Net investment income (loss) to average net assets	0.02	%(F)	(0.35)%	(0.43)%	(0.39)%		0.03%		0.91%
Portfolio turnover rate	37	%(E)(H)	49%	39%	75	%(I)	1,349	%(J)	1,351	%(J)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(H)	Excludes sale-buyback transactions.
(I)	Decrease in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.
(J)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PIMCO Tactical - Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2016.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal bonds & notes and variable rate notes: The fair value of municipal bonds & notes and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2016, if any, are identified in the Schedule of Investments.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2016, if any, are identified in the Schedule of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

TBA commitments held at June 30, 2016, if any, are identified in the Schedule of Investments. Open balances at June 30, 2016, if any, are included in When-issued, delayed-delivery, and forward commitment securities purchased or sold in the Statement of Assets and Liabilities.

When-issued, delayed-delivery, and forward commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, and forward commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

When-issued, delayed-delivery, and forward commitment transactions held at June 30, 2016, if any, are identified in the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, and forward commitment securities purchased or sold in the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Net income from securities lending in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Reverse repurchase agreements: The Portfolio may enter into reverse repurchase agreements in which the Portfolio sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. The Portfolio may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Pursuant to the terms of the reverse repurchase agreements, the Portfolio’s custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Portfolio are obligated to repurchase under the agreement may decline below the repurchase price. The Portfolio is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the Portfolio exercising its rights under the agreement, or those rights may be limited by other contractual agreements.

For the period ended June 30, 2016, the Portfolio’s average borrowings are as follows:

Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$ 3,107,437	43	0.35%

Open reverse repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments.

Sale-buyback: The Portfolio may enter into sale-buyback financing transactions. The Portfolio accounts for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Portfolio of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Portfolio forgoes principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Portfolio is compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Portfolio to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio, the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. The Portfolio’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Portfolio’s forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Portfolio’s

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

turnover rates. The Portfolio recognizes price drop fee income on a straight line basis over the period of the roll. For the period ended June 30, 2016, the Portfolio earned price drop fee income of $5,867. The price drop fee income is included in Interest income in the Statement of Operations.

The outstanding payable for securities to be repurchased, if any, is included in Payable for sale-buyback financing transactions in the Statement of Assets and Liabilities. The interest expense is included in Interest income on the Statement of Operations. In periods of increased demand of the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio, and is reflected in Interest income on the Statement of Operations.

For the period ended June 30, 2016, the Portfolio’s average borrowings are as follows:

Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$ 687,844	59	0.38%

Open sale-buyback financing transactions at June 30, 2016, if any, are identified in the Schedule of Investments.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$2,279,911	$—	$—	$—	$2,279,911
Reverse Repurchase Agreements
U.S. Government Obligations	$—	$5,827,700	$—	$—	$5,827,700
Sale Buy-back Transactions
U.S. Government Obligations	$—	$818,095	$—	$—	$818,095
Total Borrowings	$2,279,911	$6,645,795	$—	$—	$8,925,706
Gross amount of recognized liabilities for securities lending transactions, sale buy-back transactions and reverse repurchase agreements					$8,925,706

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Interest rate swaptions: The Portfolio may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability in the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

As of June 30, 2016, transactions in written swaptions are as follows:

	Call Options			Put Options
	Amount of Premiums	Notional Amount		Amount of Premiums	Notional Amount
Balance at December 31, 2015	$—	USD	—	$—	USD	—
Options written	9,400		2,000,000	10,000		2,000,000
Options closed	—		—	—		—
Options expired	(9,400)		(2,000,000)	(10,000)		(2,000,000)
Options exercised	—		—	—		—
Balance at June 30, 2016	$—	USD	—	$—	USD	—

Open option contracts at June 30, 2016, if any, are included within the Schedule of Investments.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as Net realized gain (loss) in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as Net realized gain (loss) in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of Net realized gain (loss) in the Statement of Operations.

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swap agreements to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolio sells credit default swap agreements, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swap agreements is disclosed in the Schedule of Investments.

The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swap agreements is included in the footnotes to the Schedule of Investments. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Total return swap agreements: The Portfolio is subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing its investment objective. The value of the commodity-linked investments held by a Portfolio can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting the Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Open centrally cleared swap agreements at June 30, 2016, if any, are listed in the Schedule of Investments. Centrally cleared swap agreements are marked-to-market daily and an appropriate payable or receivable for the variation margin is recorded, if applicable, and is shown in Variation margin receivable or payable within the Statement of Assets and Liabilities.

Open OTC swap agreements at June 30, 2016, if any, are listed in the Schedule of Investments. The value, as applicable, is shown in OTC Swap agreements, at value within the Statement of Assets and Liabilities.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2016, if any, are listed in the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2016, if any, are listed in the Schedule of Investments.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2016.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A) (B)	$—	$—	$6,053,400	$—	$—	$6,053,400
Centrally cleared swap agreements, at value (B) (C)	14,180	—	—	306,888	—	321,068
Net unrealized appreciation on futures contracts (B) (D)	—	—	2,943,834	—	—	2,943,834
Unrealized appreciation on forward foreign currency contracts	—	271,533	—	—	—	271,533
Total	$14,180	$271,533	$8,997,234	$306,888	$—	$9,589,835

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
OTC swap agreements, at value	$—	$—	$(757,388)	$(67,393)	$—	$(824,781)
Net unrealized depreciation on futures contracts (B) (D)	(18,848)	—	(214,886)	—	—	(233,734)
Unrealized depreciation on forward foreign currency contracts	—	(2,737,125)	—	—	—	(2,737,125)
Total	$(18,848)	$(2,737,125)	$(972,274)	$(67,393)	$—	$(3,795,640)

(A)	Included within Investments, at value on the Statement of Assets and Liabilities.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	Included within fair value of centrally cleared swap agreements as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(D)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary market risk exposure as of June 30, 2016.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$(2,686,334)	$—	$—	$(2,686,334)
Written options and swaptions	19,400	—	—	—	—	19,400
Swap agreements	92,437	—	(1,251,470)	(565,617)	—	(1,724,650)
Futures contracts	64,402	—	2,262,917	—	—	2,327,319
Forward foreign currency contracts (B)	—	656,373	—	—	—	656,373
Total	$176,239	$656,373	$(1,674,887)	$(565,617)	$—	$(1,407,892)

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (C)	$—	$—	$304,985	$—	$—	$304,985
Swap agreements	45,176	—	(986,443)	378,014	—	(563,253)
Futures contracts	(20,724)	—	2,315,148	—	—	2,294,424
Forward foreign currency contracts (D)	—	(2,453,595)	—	—	—	(2,453,595)
Total	$24,452	$(2,453,595)	$1,633,690	$378,014	$—	$(417,439)

(A)	Included within Net realized gain (loss) on transactions from Investments on the Statement of Operations.
(B)	Included within Net realized gain (loss) on transactions from Foreign currency transactions on the Statement of Operations.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investments on the Statement of Operations.
(D)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies on Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2016.

Purchased Options and Swaptions at value		Written Options and Swaptions at value		Swap Agreements at Notional Amount	Futures Contracts at Notional Amount		Forward Foreign Currency Contracts at Contract Amount
Calls	Puts	Calls	Puts		Long	Short	Purchased	Sold
$ —	$ 5,094,327	$ (1,007)	$ (254)	$ 117,266,978	909,336	(257,143)	$ 529,536	$ 20,945,521

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (futures contracts, exchange traded options, and exchange traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

The following is a summary of the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2016. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

	Gross Amounts of Assets Presented in Statement of Assets and Liabilities (A)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities (A)	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Amount		Financial Instruments	Collateral Pledged (B)	Net Amount
	Assets				Liabilities
Bank of America, N.A.	$150,689	$(150,689)	$—	$—	$3,494,513	$(150,689)	$(3,343,824)	$—
BNP Paribas	234	—	—	234	—	—	—	—
Goldman Sachs Bank	30,585	—	—	30,585	—	—	—	—
Goldman Sachs International	—	—	—	—	64,158	—	—	64,158
HSBC Bank USA	4,071	—	—	4,071	—	—	—	—
JPMorgan Chase Bank, N.A.	85,954	(3,235)	—	82,719	3,235	(3,235)	—	—
Other Derivatives (C)	9,318,302	—	—	9,318,302	233,734	—	—	233,734

Total	$9,589,835	$(153,924)	$—	$9,435,911	$3,795,640	$(153,924)	$(3,343,824)	$297,892

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

7. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $250 million	0.82%	0.79%
Over $250 million up to $750 million	0.81%	0.78%
Over $750 million up to $1.5 billion	0.79%	0.76%
Over $1.5 billion	0.76%	0.73%

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.95%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

Cross-trades: The Portfolio is authorized to purchase or sell securities from and to other portfolios within TST, or between the Portfolio and other mutual funds or accounts advised by TAM or the sub-adviser, in each case in accordance with rule 17a-7 under the 1940 Act, when it is in the best interest of each Portfolio participating in the transaction.

For the period ended June 30 2016, the Portfolio engaged in the following net cross-trade transactions, which resulted in net realized gains/(losses) as follows:

Purchases	Sales	Net Realized Gains/(Losses)
$ 10,609,406	$ —	$ —

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 72,710,092	$ 21,174,297	$ 10,727,923	$ 33,889,890

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica PIMCO Tactical – Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Pacific Investment Management Company LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Initial Class Shares of the Portfolio was below the median for its peer universe for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3- and 5-year periods. The Trustees discussed with TAM the reasons for the underperformance and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on September 17, 2012 pursuant to its current investment objective and

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

investment strategies. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Tactical – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio
Initial Class	$1,000.00	$1,038.70	$3.50	$1,021.40	$3.47	0.69%
Service Class	1,000.00	1,037.10	4.76	1,020.20	4.72	0.94

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Portfolio Characteristics	Years
Average Maturity §	8.42
Duration †	5.75

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	77.7%
AAA	9.4
AA	4.4
A	7.5
BBB	15.6
BB	5.4
B	2.1
CCC and Below	6.5
NR (Not Rated)	11.2
Net Other Assets (Liabilities) ^	(39.8)
Total	100.0%

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 7.1%
ABFC Trust Series 2004-OPT4, Class A1, 1.07% (A), 04/25/2034	$ 661,469	$ 651,878
ACE Securities Corp. Home Equity Loan Trust Series 2006-HE1, Class A1A, 0.65% (A), 02/25/2036	5,299,527	5,264,282
Ameriquest Mortgage Securities Trust Series 2006-R1, Class M1, 0.84% (A), 03/25/2036	200,000	175,945
Amortizing Residential Collateral Trust Series 2002-BC4, Class A, 1.03% (A), 07/25/2032	6,344	5,914
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W4, Class A2D, 0.83% (A), 02/25/2036	3,521,352	2,404,039
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AQ1, Class M2,
1.10% (A), 03/25/2035	1,100,000	1,037,011
Series 2007-HE3, Class 1A2,
0.65% (A), 04/25/2037	2,304,612	2,317,342
Bear Stearns Asset-Backed Securities Trust
Series 2002-2, Class A1,
1.11% (A), 10/25/2032	14,508	13,702
Series 2006-SD3, Class 21A1,
2.92% (A), 07/25/2036	141,570	132,810
BNC Mortgage Loan Trust Series 2007-3, Class A3, 0.58% (A), 07/25/2037	1,399,000	1,315,309
Bridgeport CLO II, Ltd. Series 2007-2A, Class A1, 0.88% (A), 06/18/2021 (B)	4,786,506	4,659,817
Celf Loan Partners II PLC Series 2005-2X, Class B1, 0.22% (A), 12/15/2021 (C)	EUR 457,131	504,311
Cent CDO 14, Ltd. Series 2007-14A, Class A2A, 0.86% (A), 04/15/2021 (B)	$ 4,234,176	4,150,302
Citigroup Mortgage Loan Trust
Series 2007-AMC1, Class A1,
0.61% (A), 12/25/2036 (B)	12,412,137	7,906,669
Series 2007-AMC4, Class A2C,
0.62% (A), 05/25/2037	2,100,000	1,926,573
Series 2007-FS1, Class 1A1,
4.58% (A), 10/25/2037 (B)	5,468,005	5,054,628
COA Summit CLO, Ltd. Series 2014-1A, Class A1, 1.98% (A), 04/20/2023 (B)	4,413,234	4,404,324
Countrywide Asset-Backed Certificates
Series 2003-3, Class M1,
1.50% (A), 08/25/2033	1,438,399	1,202,250
Series 2004-9, Class MV4,
2.03% (A), 11/25/2034	2,500,000	1,590,034
Series 2006-20, Class 1A,
0.59% (A), 04/25/2047	6,234,542	5,207,334

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates (continued)
Series 2006-24, Class 1A,
0.59% (A), 06/25/2047	$ 13,899,451	$ 9,903,374
Series 2006-24, Class 2A3,
0.60% (A), 06/25/2047	6,364,516	5,441,660
Series 2006-26, Class 1A,
0.59% (A), 06/25/2037	4,799,129	3,403,239
Series 2007-2, Class 2A3,
0.59% (A), 08/25/2037	9,061,149	7,926,579
Series 2007-9, Class 1A,
0.65% (A), 06/25/2047	10,037,821	6,775,522
CWABS Asset-Backed Certificates Trust
Series 2004-13, Class MV4,
1.30% (A), 04/25/2035	2,226,105	2,170,330
Series 2005-AB1, Class A3,
1.05% (A), 08/25/2035	351,114	346,857
CWABS, Inc. Asset-Backed Certificates Trust Series 2003-BC1, Class A1, 1.25% (A), 03/25/2033	39,141	35,910
Flatiron CLO, Ltd. Series 2007-1A, Class A1A, 0.86% (A), 10/15/2021 (B)	4,473,903	4,403,855
Ford Credit Auto Owner Trust Series 2016-A, Class A1, 0.68%, 02/15/2017	478,643	478,643
Ford Credit Floorplan Master Owner Trust Series 2015-4, Class A2, 1.04% (A), 08/15/2020	5,500,000	5,498,359
GSAMP Trust
Series 2005-HE1, Class M2,
1.77% (A), 12/25/2034	3,853,510	2,570,703
Series 2007-HS1, Class A1,
1.30% (A), 02/25/2047	5,084,740	4,957,593
Home Equity Asset Trust Series 2002-1, Class A4, 1.05% (A), 11/25/2032	1,283	1,085
Malin CLO BV Series 2007-1X, Class VFNE, 0.02% (A), 05/07/2023 (C)	EUR 3,230,079	3,544,278
Master Asset-Backed Securities Trust Series 2007-HE2, Class A1, 1.60% (A), 08/25/2037	$ 4,284,389	3,304,034
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE9, Class M2,
1.38% (A), 11/25/2034	2,873,561	2,616,680
Series 2005-WMC6, Class M3,
1.22% (A), 07/25/2035	5,900,000	5,536,542
Series 2007-HE5, Class A2C,
0.70% (A), 03/25/2037	3,383,982	1,686,841
Morgan Stanley Mortgage Loan Trust Series 2007-3XS, Class 2A1A, 0.52% (A), 01/25/2047	21,421	21,337
National Collegiate Student Loan Trust Series 2005-1, Class A4, 0.69% (A), 11/27/2028	1,185,382	1,169,748

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Nautique Funding, Ltd. Series 2006-1A, Class A1A, 0.88% (A), 04/15/2020 (B)	$ 2,328,448	$ 2,319,541
New Century Home Equity Loan Trust Series 2005-C, Class A2C, 0.70% (A), 12/25/2035	1,630,685	1,596,213
Penarth Master Issuer PLC Series 2015-2A, Class A1, 0.85% (A), 05/18/2019 (B)	7,800,000	7,763,363
RAAC Trust Series 2007-SP1, Class M2, 1.45% (A), 03/25/2037	5,212,000	3,941,316
Race Point V CLO, Ltd. Series 2011-5AR, Class AR, 1.64% (A), 12/15/2022 (B)	6,505,140	6,504,723
RAMP Trust Series 2004-RS11, Class M2, 2.10% (A), 11/25/2034	320,539	303,461
RASC Trust
Series 2005-KS11, Class M2,
0.87% (A), 12/25/2035	7,100,000	6,125,404
Series 2006-KS9, Class AI3,
0.61% (A), 11/25/2036	2,767,543	2,455,476
Series 2007-KS3, Class AI4,
0.79% (A), 04/25/2037	2,700,000	1,889,675
Santander Drive Auto Receivables Trust Series 2015-4, Class A2A, 1.20%, 12/17/2018	6,716,392	6,717,238
SLM Student Loan Trust Series 2005-3, Class A5, 0.73% (A), 10/25/2024	8,926,822	8,769,344
Soundview Home Loan Trust
Series 2005-3, Class M3,
1.28% (A), 06/25/2035	362,284	327,207
Series 2006-OPT2, Class A3,
0.63% (A), 05/25/2036	2,998,725	2,839,703
Series 2007-WMC1, Class 3A1,
0.56% (A), 02/25/2037	1,361,351	527,117
Structured Asset Investment Loan Trust Series 2004-11, Class A4, 1.35% (A), 01/25/2035	3,904,189	3,854,066
U.S. Small Business Administration
Series 2003-20I, Class 1,
5.13%, 09/01/2023	69,305	75,555
Series 2004-20C, Class 1,
4.34%, 03/01/2024	516,258	546,464
Series 2008-20L, Class 1,
6.22%, 12/01/2028	1,293,381	1,487,175
Wachovia Mortgage Loan Trust Series 2005-WMC1, Class M2, 1.14% (A), 10/25/2035	1,651,000	1,147,446
WaMu Asset-Backed Certificates Trust Series 2007-HE2, Class 2A3, 0.70% (A), 04/25/2037	5,078,906	2,225,300
Wood Street CLO BV Series I, Class A, 0.11% (A), 11/22/2021 (C)	EUR 255,471	282,805

Total Asset-Backed Securities (Cost $186,480,056)		183,416,235

	Principal	Value
CORPORATE DEBT SECURITIES - 31.6%
Airlines - 0.2%
Latam Airlines Pass-Through Trust 4.20%, 08/15/2029 (B)	$ 4,913,672	$ 4,493,553

Auto Components - 0.1%
Schaeffler Holding Finance BV
5.75%, 11/15/2021 Cash Rate 5.75% (C) (D)	EUR 960,000	1,139,935
6.25%, 11/15/2019 (B)	$ 400,000	416,000

		1,555,935

Automobiles - 0.6%
Daimler Finance North America LLC
1.45%, 08/01/2016 (B) (E)	5,850,000	5,852,679
1.88%, 01/11/2018 (B)	1,300,000	1,311,870
2.00%, 08/03/2018 (B)	6,100,000	6,176,067
General Motors Financial Co., Inc. 3.00%, 09/25/2017	2,200,000	2,231,874

		15,572,490

Banks - 14.6%
Banco do Brasil SA 3.75%, 07/25/2018, MTN (B)	EUR 2,300,000	2,553,849
Banco Espirito Santo SA
2.63%, 05/08/2017, MTN (C) (F)	1,600,000	443,900
4.00%, 01/21/2019, MTN (C) (F)	800,000	221,950
Banco Popular Espanol SA 11.50% (A), 10/10/2018, MTN (C) (G)	1,000,000	1,093,103
Banco Santander Chile 1.53% (A), 04/11/2017 (B) (E)	$ 7,900,000	7,890,125
Banco Santander SA 6.25% (A), 09/11/2021 (C) (E) (G)	EUR 7,100,000	6,646,913
Bank of America Corp.
4.10%, 07/24/2023	$ 6,000,000	6,428,010
5.65%, 05/01/2018, MTN	2,400,000	2,571,955
6.00%, 09/01/2017	1,400,000	1,471,830
6.40%, 08/28/2017, MTN	16,700,000	17,621,239
6.88%, 04/25/2018, MTN	1,400,000	1,528,446
7.63%, 06/01/2019, MTN	15,000,000	17,361,435
Bank of America NA 1.13% (A), 06/05/2017	4,300,000	4,304,455
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.68% (A), 09/14/2018 (B)	12,900,000	12,931,386
Barclays Bank PLC
7.63%, 11/21/2022	2,800,000	3,013,500
10.18%, 06/12/2021 (B)	5,520,000	6,949,812
BNP Paribas SA 7.38% (A), 08/19/2025 (B) (E) (G)	5,100,000	4,992,900
BPCE SA 4.63%, 07/11/2024 (B)	11,000,000	11,024,552
CIT Group, Inc.
4.25%, 08/15/2017	1,500,000	1,527,750
5.25%, 03/15/2018	14,000,000	14,423,920
5.50%, 02/15/2019 (B)	6,400,000	6,696,000
Citigroup, Inc.
1.52%(A), 07/30/2018 (E)	6,100,000	6,117,489
2.01% (A), 03/30/2021	1,100,000	1,107,155
2.05%, 06/07/2019	500,000	503,441
3.70%, 01/12/2026	7,000,000	7,368,816
8.40% (A), 04/30/2018 (G)	5,300,000	5,790,250

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Cooperatieve Rabobank UA
4.38%, 08/04/2025	$ 7,400,000	$ 7,729,507
11.00% (A), 06/30/2019 (B) (G)	4,910,000	5,855,175
Credit Agricole SA
7.50% (A), 06/23/2026 (C) (G)	GBP 2,500,000	2,979,503
8.13% (A), 09/19/2033 (C)	$ 6,800,000	7,276,000
Eksportfinans ASA 5.50%, 06/26/2017, MTN	700,000	724,416
JPMorgan Chase & Co.
2.40%, 06/07/2021 (E)	9,000,000	9,125,784
2.55%, 10/29/2020 - 03/01/2021	9,800,000	9,973,821
2.75%, 06/23/2020	12,900,000	13,292,573
3.90%, 07/15/2025	11,900,000	12,834,852
6.30%, 04/23/2019	5,400,000	6,070,221
JPMorgan Chase Bank NA 6.00%, 10/01/2017	1,600,000	1,689,938
KBC Bank NV 8.00% (A), 01/25/2023 (C)	2,400,000	2,538,000
Lloyds Bank PLC 12.00% (A), 12/16/2024 (B) (G)	18,400,000	24,955,184
Lloyds Banking Group PLC 7.63% (A), 06/27/2023 (C) (E) (G)	GBP 2,500,000	3,129,302
Mizuho Bank, Ltd. 1.09% (A), 09/25/2017 (B)	$ 300,000	298,763
National Australia Bank, Ltd. 2.25%, 03/16/2021 (B)	6,000,000	6,165,084
Nykredit Realkredit A/S 2.00%, 04/01/2017	DKK 129,500,000	19,645,424
Realkredit Danmark A/S
1.00%, 01/01/2017	133,500,000	20,045,029
1.00%, 04/01/2017, MTN	127,300,000	19,168,651
2.00%, 04/01/2017	58,400,000	8,859,038
Royal Bank of Canada 2.30%, 03/22/2021	$ 6,000,000	6,168,120
Royal Bank of Scotland Group PLC 6.99% (A), 10/05/2017 (B) (G)	3,600,000	3,852,000
Royal Bank of Scotland PLC 9.50% (A), 03/16/2022, MTN (C)	8,575,000	8,916,594
Sumitomo Mitsui Financial Group, Inc. 2.34% (A), 03/09/2021 (E)	6,000,000	6,123,060
UniCredit SpA
6.75% (A), 09/10/2021, MTN (C) (E) (G)	EUR 600,000	531,236
8.00% (A), 06/03/2024 (C) (E) (G)	$ 2,600,000	2,093,000
Wells Fargo & Co.
2.50%, 03/04/2021	4,900,000	5,024,636
7.98% (A), 03/15/2018 (G)	8,700,000	9,102,375

		376,751,467

Beverages - 0.0% (H)
Constellation Brands, Inc. 4.25%, 05/01/2023	700,000	728,000

Biotechnology - 0.1%
AbbVie, Inc. 2.30%, 05/14/2021	2,500,000	2,530,385

Capital Markets - 3.7%
Credit Suisse Group Funding Guernsey, Ltd.
2.92% (A), 04/16/2021 (B) (E)	5,300,000	5,343,455

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Credit Suisse Group Funding Guernsey, Ltd. (continued)
3.45%, 04/16/2021 (B) (I)	$ 3,700,000	$ 3,736,811
3.75%, 03/26/2025	6,825,000	6,679,996
3.80%, 06/09/2023 (B) (I)	5,600,000	5,585,630
Deutsche Bank AG 3.38%, 05/12/2021, MTN	6,400,000	6,422,029
Goldman Sachs Group, Inc.
1.73% (A), 11/15/2018, MTN	3,300,000	3,308,052
3.75%, 05/22/2025	15,400,000	16,083,313
5.95%, 01/18/2018	3,050,000	3,249,128
Morgan Stanley
1.08% (A), 10/18/2016, MTN	4,597,000	4,598,710
6.25%, 08/28/2017, MTN	5,500,000	5,797,539
6.63%, 04/01/2018, MTN	13,900,000	15,064,445
Piper Jaffray Cos. 5.06%, 10/09/2018 (B) (I)	2,000,000	2,011,250
UBS AG
1.23% (A), 06/01/2017	1,500,000	1,500,398
1.52% (A), 06/01/2020	500,000	499,283
5.88%, 12/20/2017	1,569,000	1,666,543
7.25% (A), 02/22/2022, MTN (C)	2,600,000	2,661,763
UBS Group Funding Jersey, Ltd. 3.00%, 04/15/2021 (B) (I)	11,000,000	11,219,450

		95,427,795

Construction & Engineering - 0.0% (H)
Odebrecht Offshore Drilling Finance, Ltd.
6.63%, 10/01/2023 (B)	3,900,160	692,278
6.75%, 10/01/2023 (B)	433,700	80,235

		772,513

Consumer Finance - 2.6%
Ally Financial, Inc.
2.75%, 01/30/2017	3,600,000	3,616,826
5.50%, 02/15/2017	1,800,000	1,827,000
8.00%, 03/15/2020	7,132,000	8,023,500
American Express Credit Corp. 2.60%, 09/14/2020, MTN	10,100,000	10,434,431
Ford Motor Credit Co. LLC
2.55%, 10/05/2018	7,200,000	7,333,092
2.94%, 01/08/2019, MTN	6,600,000	6,792,377
3.20%, 01/15/2021	8,500,000	8,755,714
Navient Corp. 4.88%, 06/17/2019, MTN (E)	11,100,000	10,711,500
OneMain Financial Holdings LLC
6.75%, 12/15/2019 (B)	800,000	780,000
7.25%, 12/15/2021 (B)	700,000	670,250
Springleaf Finance Corp. 6.50%, 09/15/2017, MTN	8,400,000	8,673,000

		67,617,690

Diversified Financial Services - 0.8%
Bear Stearns Cos. LLC
6.40%, 10/02/2017	2,200,000	2,337,368
7.25%, 02/01/2018	1,500,000	1,635,143
Blackstone CQP Holdco, LP 9.30%, 03/19/2019 (B) (I)	2,607,004	2,603,745
LeasePlan Corp. NV 2.88%, 01/22/2019 (B)	6,400,000	6,403,046

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Tayarra, Ltd. 3.63%, 02/15/2022	$ 6,708,458	$ 7,127,113

		20,106,415

Diversified Telecommunication Services - 1.6%
AT&T, Inc.
1.05% (A), 03/30/2017	7,300,000	7,303,935
2.80%, 02/17/2021	5,200,000	5,335,408
Verizon Communications, Inc.
2.18% (A), 09/15/2016	24,400,000	24,462,635
2.41% (A), 09/14/2018	1,000,000	1,024,950
3.65%, 09/14/2018	3,300,000	3,467,630
5.15%, 09/15/2023	600,000	698,775

		42,293,333

Electric Utilities - 0.5%
Entergy Corp. 4.00%, 07/15/2022	3,400,000	3,648,489
Jersey Central Power & Light Co. 4.70%, 04/01/2024 (B)	4,700,000	5,151,999
PSEG Power LLC 3.00%, 06/15/2021 (E)	4,700,000	4,764,954

		13,565,442

Electronic Equipment, Instruments & Components - 0.2%
Flextronics International, Ltd. 4.75%, 06/15/2025	6,100,000	6,161,000

Energy Equipment & Services - 0.6%
Regency Energy Partners, LP / Regency Energy Finance Corp.
4.50%, 11/01/2023	5,500,000	5,369,166
5.00%, 10/01/2022	500,000	513,050
5.88%, 03/01/2022	2,831,000	3,028,159
Sabine Pass Liquefaction LLC 5.88%, 06/30/2026 (B)	2,000,000	2,007,500
Sabine Pass LNG, LP 7.50%, 11/30/2016	3,600,000	3,668,400

		14,586,275

Food & Staples Retailing - 0.3%
CVS Health Corp. 2.80%, 07/20/2020	8,100,000	8,434,287

Gas Utilities - 0.3%
National Fuel Gas Co. 5.20%, 07/15/2025	6,300,000	6,534,108

Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp. 6.00%, 01/15/2020	2,800,000	3,187,464

Hotels, Restaurants & Leisure - 0.2%
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50%, 03/01/2025 (B) (E)	6,200,000	5,998,500

Insurance - 0.3%
American International Group, Inc. 3.75%, 07/10/2025	6,300,000	6,420,992

Internet Software & Services - 0.2%
Alibaba Group Holding, Ltd. 3.60%, 11/28/2024	4,000,000	4,084,680

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 1.4%
CNPC General Capital, Ltd. 1.53% (A), 05/14/2017 (B)	$ 7,200,000	$ 7,198,805
Kinder Morgan Energy Partners, LP 5.95%, 02/15/2018	1,000,000	1,055,523
Kinder Morgan, Inc.
1.50%, 03/16/2022	EUR 5,400,000	5,752,943
5.63%, 11/15/2023 (B)	$ 1,105,000	1,183,593
7.80%, 08/01/2031, MTN	625,000	701,316
Petrobras Global Finance BV
2.77% (A), 01/15/2019	300,000	271,050
4.38%, 05/20/2023 (E)	2,550,000	2,071,110
5.75%, 01/20/2020	682,000	658,880
6.13%, 10/06/2016	200,000	201,000
6.25%, 03/17/2024	1,000,000	887,500
6.75%, 01/27/2041	2,600,000	2,086,500
6.85%, 06/05/2115	1,200,000	912,000
6.88%, 01/20/2040	500,000	406,050
7.88%, 03/15/2019	3,800,000	3,923,500
8.38%, 05/23/2021	1,900,000	1,960,800
Williams Partners, LP
3.60%, 03/15/2022	4,200,000	3,978,879
4.00%, 11/15/2021 (E)	2,985,000	2,911,491

		36,160,940

Pharmaceuticals - 0.7%
Actavis Funding SCS
3.00%, 03/12/2020	2,600,000	2,681,455
3.45%, 03/15/2022	300,000	311,568
Baxalta, Inc.
2.88%, 06/23/2020	9,250,000	9,400,581
4.00%, 06/23/2025	5,700,000	5,947,916

		18,341,520

Real Estate Investment Trusts - 0.8%
Alexandria Real Estate Equities, Inc. 4.30%, 01/15/2026	4,100,000	4,348,915
Crown Castle International Corp. 5.25%, 01/15/2023	5,900,000	6,620,154
HCP, Inc. 4.00%, 12/01/2022	3,000,000	3,114,606
Hospitality Properties Trust 4.25%, 02/15/2021 (E)	1,900,000	1,979,979
WEA Finance LLC / Westfield UK & Europe Finance PLC 3.25%, 10/05/2020 (B)	4,200,000	4,370,919

		20,434,573

Road & Rail - 0.3%
Hellenic Railways Organization SA 4.03%, 03/17/2017	EUR 6,600,000	6,958,131

Software - 0.2%
Oracle Corp. 2.40%, 09/15/2023 (J)	$ 5,200,000	5,218,512

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc. 2.85%, 05/06/2021	1,000,000	1,056,149
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 5.45%, 06/15/2023 (B)	6,500,000	6,744,225

		7,800,374

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Tobacco - 0.2%
Imperial Brands Finance PLC 2.05%, 07/20/2018 (B)	$ 2,900,000	$ 2,932,512
Reynolds American, Inc. 2.30%, 06/12/2018	2,100,000	2,133,688

		5,066,200

Trading Companies & Distributors - 0.6%
International Lease Finance Corp.
7.13%, 09/01/2018 (B)	13,200,000	14,492,808
8.75%, 03/15/2017	1,900,000	1,983,600

		16,476,408

Wireless Telecommunication Services - 0.1%
Sprint Communications, Inc. 9.13%, 03/01/2017	3,500,000	3,606,820

Total Corporate Debt Securities (Cost $802,045,242)		816,885,802

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Brazil - 0.0% (H)
Brazil Letras do Tesouro Nacional Zero Coupon, 01/01/2017	BRL 1,400,000	408,035

Mexico - 0.3%
Mexico Bonos Series M, 8.00%, 06/11/2020	MXN 123,200,000	7,381,346

Total Foreign Government Obligations (Cost $9,364,499)		7,789,381

LOAN ASSIGNMENTS - 0.1%
Automobiles - 0.0% (H)
FCA US LLC Term Loan B, 3.50% (A), 05/24/2017	$ 807,486	806,765

Pharmaceuticals - 0.1%
Valeant Pharmaceuticals International, Inc. Term Loan B F1, 5.00% (A), 04/01/2022	2,872,860	2,787,872

Total Loan Assignments (Cost $3,496,663)		3,594,637

MORTGAGE-BACKED SECURITIES - 9.1%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 1A21,
2.96% (A), 01/25/2036	207,639	177,662
Series 2005-4, Class 1A1,
2.92% (A), 08/25/2035	176,286	138,444
Series 2005-5, Class 2A1,
3.11% (A), 09/25/2035	201,723	166,048
Aire Valley Mortgages PLC
Series 2005-1X, Class 2A3,
1.16% (A), 09/20/2066 (C)	1,299,852	1,271,768
Series 2006-1X, Class 2A1,
0.04% (A), 09/20/2066 (C)	EUR 2,399,501	2,600,839
Alternative Loan Trust
Series 2003-J3, Class 2A1,
6.25%, 12/25/2033	$ 83,416	85,297
Series 2005, Class J12-2A1,
0.72% (A), 08/25/2035	5,658,802	3,183,297

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust (continued)
Series 2005-14, Class 2A1,
0.66% (A), 05/25/2035	$ 230,042	$ 178,454
Series 2005-56, Class 5A2,
1.22% (A), 11/25/2035	532,220	441,824
Series 2005-59, Class 1A1,
0.78% (A), 11/20/2035	4,647,192	3,812,884
Series 2005-62, Class 2A1,
1.44% (A), 12/25/2035	21,606	16,774
Series 2005-80CB, Class 1A1,
6.00%, 02/25/2036	7,788,800	6,839,333
Series 2005-81, Class A1,
0.73% (A), 02/25/2037	1,264,025	917,735
Series 2006-OA1, Class 2A1,
0.66% (A), 03/20/2046	1,026,496	753,530
Series 2006-OA12, Class A1B,
0.64% (A), 09/20/2046	5,183,938	3,381,206
Series 2006-OA17, Class 1A1A,
0.64% (A), 12/20/2046	3,127,201	2,259,407
Series 2006-OA19, Class A1,
0.63% (A), 02/20/2047	4,971,149	3,105,736
Series 2006-OA21, Class A1,
0.64% (A), 03/20/2047	3,066,121	2,117,353
Series 2007-HY4, Class 1A1,
3.21% (A), 06/25/2037	2,759,560	2,344,069
American Home Mortgage Assets Trust
Series 2006-4, Class 1A12,
0.66% (A), 10/25/2046	2,904,387	1,913,798
Series 2006-5, Class A1,
1.36% (A), 11/25/2046	7,457,272	3,476,093
Series 2007-1, Class A1,
1.14% (A), 02/25/2047	4,519,452	2,466,355
BAMLL Commercial Mortgage Securities Trust
Series 2015-ASHF, Class A,
1.66% (A), 01/15/2028 (B)	4,100,000	4,105,200
Series 2016-ASHF, Class A,
2.34% (A), 03/15/2028 (B)	6,000,000	6,046,639
Banc of America Funding Trust
Series 2005-D, Class A1,
2.93% (A), 05/25/2035	6,461,588	6,587,387
Series 2006-D, Class 5A1,
3.25% (A), 05/20/2036	530,893	477,041
Series 2006-J, Class 4A1,
3.02% (A), 01/20/2047	96,993	81,247
Series 2009-R6, Class 3A1,
2.23% (A), 01/26/2037 (B)	406,552	405,570
Banc of America Funding, Ltd. Series 2012-R5, Class A, 0.70% (A), 10/03/2039 (B)	1,055,558	1,053,613
Banc of America Re-REMIC Trust Series 2010-UB5, Class A4A, 5.67% (A), 02/17/2051 (B)	16,916,597	17,041,971
BBCMS Trust Series 2015-STP, Class A, 3.32%, 09/10/2028 (B)	8,000,000	8,359,986
BCAP LLC Trust Series 2013-RR12, Class 1A3, 0.95% (A), 05/26/2035 (B)	151,827	141,938

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Alt-A Trust
Series 2006-6, Class 32A1,
2.83% (A), 11/25/2036	$ 857,026	$ 585,161
Series 2006-8, Class 3A1,
0.61% (A), 02/25/2034	518,769	453,065
Series 2006-R1, Class 2E21,
2.86% (A), 08/25/2036	664,095	419,065
Bear Stearns ARM Trust
Series 2003-5, Class 2A1,
2.81% (A), 08/25/2033	739,246	734,745
Series 2003-8, Class 2A1,
2.97% (A), 01/25/2034	42,671	43,061
Series 2003-8, Class 4A1,
2.94% (A), 01/25/2034	121,893	121,179
Series 2003-9, Class 2A1,
3.04% (A), 02/25/2034	109,611	106,366
Series 2004-10, Class 22A1,
3.19% (A), 01/25/2035	147,658	142,249
Series 2005-2, Class A2,
2.92% (A), 03/25/2035	219,087	220,536
Series 2005-5, Class A2,
2.46% (A), 08/25/2035	194,022	193,289
Series 2006-4, Class 1A1,
3.11% (A), 10/25/2036	411,398	344,335
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 1A1,
2.88% (A), 01/26/2036	462,232	360,618
Series 2007-R6, Class 2A1,
2.69% (A), 12/26/2046	334,770	249,613
Berica 8 Residential MBS Srl Series 2008, Class A, 0.07% (A), 03/31/2048 (C)	EUR 6,885,940	7,565,017
Berica ABS Srl Series 2011-1, Class A1, 0.02% (A), 12/31/2055 (C)	5,856,898	6,457,424
Business Mortgage Finance 7 PLC Series 7X, Class A1, 2.59% (A), 02/15/2041 (C)	GBP 3,421,209	4,322,696
CD Mortgage Trust Series 2007-CD5, Class A4, 5.89% (A), 11/15/2044	$ 281,067	291,414
ChaseFlex Trust Series 2007-3, Class 1A2, 0.91% (A), 07/25/2037	1,863,007	934,884
CHL Mortgage Pass-Through Trust
Series 2002-30, Class M,
2.72% (A), 10/19/2032	48,186	39,074
Series 2004-12, Class 11A1,
3.00% (A), 08/25/2034	56,347	47,730
Series 2005-HY10, Class 5A1,
2.75% (A), 02/20/2036	192,483	152,239
Series 2006-OA5, Class 2A2,
0.75% (A), 04/25/2046	109,419	77,793
Citigroup Mortgage Loan Trust
Series 2005-6, Class A2,
2.76% (A), 09/25/2035	244,468	241,866
Series 2010-9, Class 2A1,
2.74% (A), 11/25/2035 (B) (I)	393,411	391,085

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc. Series 2005-6, Class A1, 2.43% (A), 09/25/2035	$ 328,096	$ 326,387
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-AR15, Class 2A1, 2.54% (A), 06/25/2033	410,057	399,184
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-AR1, Class 2A1, 2.48% (A), 08/25/2035	139,200	106,259
First Horizon Mortgage Pass-Through Trust Series 2005-AR3, Class 2A1, 2.93% (A), 08/25/2035	62,710	54,679
GreenPoint Mortgage Funding Trust
Series 2006-AR2, Class 4A1,
2.44% (A), 03/25/2036	9,007,969	7,319,795
Series 2006-AR7, Class 1A32,
0.65% (A), 12/25/2046	565,038	362,220
GS Mortgage Securities Corp. Trust Series 2016-RENT, Class A, 3.20%, 02/10/2029 (B)	6,000,000	6,282,407
GSR Mortgage Loan Trust
Series 2004-12, Class 1A1,
0.79% (A), 12/25/2034	467,170	418,776
Series 2005-AR6, Class 2A1,
2.88% (A), 09/25/2035	330,165	331,461
Series 2006-AR1, Class 2A1,
2.94% (A), 01/25/2036	5,497	5,086
HarborView Mortgage Loan Trust
Series 2006-5, Class 2A1A,
0.63% (A), 07/19/2046	924,739	530,885
Series 2006-7, Class 2A1A,
0.65% (A), 09/19/2046	428,447	312,597
Independent National Mortgage Corp. Index Mortgage Loan Trust Series 2006-AR12, Class A1, 0.64% (A), 09/25/2046	555,163	453,536
LB-UBS Commercial Mortgage Trust Series 2007-C7, Class A3, 5.87% (A), 09/15/2045	3,424,616	3,582,946
Luminent Mortgage Trust Series 2006-6, Class A1, 0.65% (A), 10/25/2046	373,026	315,036
Marche Mutui Srl Series 6, Class A1, 2.00% (A), 01/27/2064 (C)	EUR 2,918,749	3,262,017
MASTR Alternative Loan Trust Series 2006-2, Class 2A1, 0.85% (A), 03/25/2036	$ 257,878	43,099
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 1A,
2.23% (A), 10/25/2035	4,498,428	4,343,571
Series 2005-2, Class 3A,
1.46% (A), 10/25/2035	49,688	46,823
Series 2005-3, Class 4A,
0.70% (A), 11/25/2035	27,385	25,521

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20, Class ASB,
3.07%, 02/15/2048	$ 6,000,000	$ 6,310,697
Series 2015-C27, Class ASB,
3.56%, 12/15/2047	5,300,000	5,732,863
Morgan Stanley Capital I Trust Series 2015-XLF1, Class A, 1.58% (A), 08/14/2031 (B)	8,938,894	8,928,034
Morgan Stanley Mortgage Loan Trust Series 2007-14AR, Class 1A3, 2.85% (A), 10/25/2037	1,936,816	1,671,040
NACC Reperforming Loan REMIC Trust Series 2004-R1, Class A1, 6.50%, 03/25/2034 (B)	541,259	479,908
RALI Trust
Series 2005-QA13, Class 2A1,
3.84% (A), 12/25/2035	3,099,294	2,568,157
Series 2005-QO3, Class A1,
0.85% (A), 10/25/2045	364,595	256,787
Series 2006-QO6, Class A1,
0.63% (A), 06/25/2046	6,335,587	2,538,396
Series 2007-QO2, Class A1,
0.60% (A), 02/25/2047	5,076,920	2,672,367
RBSSP Resecuritization Trust Series 2009-6, Class 2A1, 2.49% (A), 01/26/2036 (B)	11,131,255	11,219,346
Reperforming Loan REMIC Trust
Series 2003-R4, Class 2A,
5.36% (A), 01/25/2034 (B)	381,675	378,224
Series 2004-R1, Class 2A,
6.50%, 11/25/2034 (B)	316,766	303,633
Series 2005-R2, Class 1AF1,
0.79% (A), 06/25/2035 (B)	536,718	474,500
Series 2006-R1, Class AF1,
0.79% (A), 01/25/2036 (B)	5,552,281	4,844,276
Residential Asset Securitization Trust Series 2007-A2, Class 2A2, 6.50%, 04/25/2037	4,511,743	2,650,511
Residential Mortgage Securities PLC Series 20X, Class A2A, 0.85% (A), 08/10/2038 (C)	GBP 2,247,570	2,733,669
RFMSI Trust
Series 2003-S9, Class A1,
6.50%, 03/25/2032	$ 7,060	7,273
Series 2005-SA4, Class 1A21,
3.15% (A), 09/25/2035	654,189	496,061
RMAC Securities No. 1 PLC Series 2007-NS1X, Class A2B, 0.81% (A), 06/12/2044 (C)	9,752,256	8,567,737
Sequoia Mortgage Trust
Series 2004-12, Class A1,
0.99% (A), 01/20/2035	1,029,260	937,466
Series 2010, Class 2A1,
1.21% (A), 10/20/2027	23,118	21,624
Silverstone Master Issuer PLC Series 2015-1A, Class 1A, 0.96% (A), 01/21/2070 (B)	GBP 2,050,000	2,711,645

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1,
2.85% (A), 09/25/2034	$ 149,343	$ 147,012
Series 2004-20, Class 3A1,
2.76% (A), 01/25/2035	159,026	150,105
Series 2005-1, Class 1A1,
2.78% (A), 02/25/2035	348,485	332,802
Series 2005-17, Class 3A1,
2.83% (A), 08/25/2035	65,522	60,538
Series 2005-18, Class 3A1,
2.81% (A), 09/25/2035	2,255,833	1,861,539
Series 2006-8, Class 1A2,
2.86% (A), 09/25/2036	4,628,688	3,018,698
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1,
0.70% (A), 07/19/2035	106,817	94,836
Series 2005-AR5, Class A2,
0.70% (A), 07/19/2035	61,273	59,190
Series 2005-AR5, Class A3,
0.70% (A), 07/19/2035	141,461	136,155
Series 2005-AR8, Class A1A,
0.73% (A), 02/25/2036	223,505	181,302
Series 2006-AR3, Class 12A1,
0.67% (A), 05/25/2036	1,424,130	1,046,238
Series 2006-AR6, Class 2A1,
0.64%(A), 07/25/2046	3,986,275	3,116,522
Series 2006-AR7, Class A1BG,
0.57% (A), 08/25/2036	3,701,489	2,754,723
Structured Asset Mortgage Investments Trust Series 2002-AR3, Class A1, 1.11% (A), 09/19/2032	24,925	24,154
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR9, Class 2A,
2.59% (A), 09/25/2033	1,525,469	1,481,622
Series 2006-AR10, Class 1A1,
2.47% (A), 09/25/2036	1,125,717	1,014,750
Series 2006-AR17, Class 1A,
1.23% (A), 12/25/2046	4,683,364	3,625,681
Series 2006-AR19, Class 1A1A,
1.17% (A), 01/25/2047	173,632	155,136
Series 2006-AR3, Class A1A,
1.44% (A), 02/25/2046	759,302	685,599
Series 2006-AR7, Class 2A,
1.42% (A), 07/25/2046	214,625	171,629
Series 2006-AR7, Class 3A,
2.19% (A), 07/25/2046	1,347,071	1,191,725
Series 2006-AR9, Class 2A,
2.18% (A), 08/25/2046	1,185,918	1,043,779
Series 2007-HY1, Class 1A1,
2.44% (A), 02/25/2037	545,972	474,302
Series 2007-HY4, Class 2A2,
2.26% (A), 04/25/2037	4,067,024	3,352,828
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-CC, Class A1,
2.84% (A), 01/25/2035	195,785	196,806

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust (continued)
Series 2005-AR2, Class 1A1,
2.86% (A), 03/25/2035	$ 2,284,678	$ 2,279,308
Series 2006-AR4, Class 2A6,
3.19% (A), 04/25/2036	72,007	10,485
Series 2006-AR8, Class 2A4,
2.87% (A), 04/25/2036	395,179	384,262

Total Mortgage-Backed Securities (Cost $240,037,082)		234,521,227

MUNICIPAL GOVERNMENT OBLIGATIONS - 3.5%
California - 1.5%
Bay Area Toll Authority, Revenue Bonds
Series S1,
7.04%, 04/01/2050	1,200,000	1,885,656
Series S3,
6.91%, 10/01/2050	8,100,000	12,743,244
California State Public Works Board, Revenue Bonds Series B2, 7.80%, 03/01/2035 (I)	400,000	579,224
Metropolitan Water District of Southern California, Revenue Bonds Series A, 6.95%, 07/01/2040	3,000,000	3,595,110
State of California, General Obligation Unlimited
7.30%, 10/01/2039	3,000,000	4,539,840
7.50%, 04/01/2034	900,000	1,365,156
7.60%, 11/01/2040	5,800,000	9,382,080
7.63%, 03/01/2040	3,100,000	4,890,312

		38,980,622

Illinois - 1.0%
Chicago Transit Authority, Revenue Bonds
Series A,
6.90%, 12/01/2040	11,300,000	14,719,719
Series B,
6.90%, 12/01/2040	6,100,000	7,946,043
State of Illinois, General Obligation Unlimited 6.63%, 02/01/2035	2,000,000	2,137,460

		24,803,222

Kentucky - 0.0% (H)
Kentucky State Property & Building Commission, Revenue Bonds
Series C,
4.30%, 11/01/2019 (I)	500,000	539,315
4.40%, 11/01/2020 (I)	600,000	658,962

		1,198,277

New York - 0.9%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
4.73%, 11/01/2023	900,000	1,043,991
4.91%, 11/01/2024	600,000	716,016

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Port Authority of New York & New Jersey, Revenue Bonds 4.46%, 10/01/2062	$ 18,100,000	$ 20,707,667

		22,467,674

West Virginia - 0.1%
Tobacco Settlement Finance Authority, Revenue Bonds Series A, 7.47%, 06/01/2047	2,290,000	2,188,897

Total Municipal Government Obligations (Cost $77,236,838)		89,638,692

U.S. GOVERNMENT AGENCY OBLIGATIONS - 37.0%
Federal Home Loan Mortgage Corp.
2.11% (A), 09/01/2035	89,928	95,003
2.62% (A), 09/01/2035	839,602	895,396
2.69% (A), 08/01/2023	28,520	29,222
3.50%, TBA (J) (K) (L)	29,000,000	30,536,095
4.00%, TBA (J) (K) (L)	10,000,000	10,698,438
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Interest Only STRIPS 1.42% (A), 08/25/2022	18,376,518	1,187,423
Federal Home Loan Mortgage Corp. REMIC 0.79% (A), 12/15/2029	30,057	30,054
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
1.61% (A), 10/25/2044	1,083,229	1,124,549
1.81% (A), 07/25/2044	534,616	550,124
6.50%, 07/25/2043	63,123	75,780
Federal National Mortgage Association
1.61% (A), 06/01/2043	143,734	146,430
2.13% (A), 08/01/2035	15,764	16,500
2.15% (A), 08/01/2035	401,229	415,334
2.23% (A), 12/01/2034 - 08/01/2036	220,325	230,981
2.29% (A), 09/01/2035	890,346	928,610
2.39% (A), 07/01/2032	5,942	6,135
2.43% (A), 10/01/2035	10,356	11,020
2.62% (A), 01/01/2028 - 05/01/2035	615,412	647,925
3.00%, TBA (J) (K) (L)	113,000,000	117,056,497
3.50%, 02/01/2026	174,143	184,837
3.50%, TBA (J) (K) (L)	210,000,000	221,431,552
4.00%, 12/01/2040 - 03/01/2041	487,930	526,106
4.00%, TBA (J) (K) (L)	249,000,000	266,753,412
4.50%, 05/01/2019 - 07/01/2041	188,775	200,928
4.50%, TBA (J) (K) (L)	89,000,000	97,101,725
5.00%, 10/01/2020 - 07/01/2041	4,044,583	4,472,599
5.00%, TBA (J) (K) (L)	40,000,000	43,508,253
5.50%, 12/01/2017 - 09/01/2027	261,922	288,336
Federal National Mortgage Association REMIC
0.65% (A), 10/27/2037	3,269,645	3,261,214
6.50%, 06/17/2038	584,118	584,165
Government National Mortgage Association
1.02% (A), 06/20/2065	6,335,620	6,243,221
1.04% (A), 07/20/2065 - 09/20/2065	41,540,982	40,965,566
1.06% (A), 09/20/2065	7,491,776	7,396,649

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
1.12% (A), 03/20/2062	$ 5,619,872	$ 5,630,184
1.14% (A), 10/20/2065	9,065,254	9,070,299
1.27% (A), 06/20/2066 (I) (M)	6,400,000	6,368,059
3.00%, TBA (J) (K) (L)	10,000,000	10,429,532
3.50%, TBA (J) (K) (L)	23,000,000	24,380,391
4.00%, TBA (J) (K) (L)	20,000,000	21,395,312
Overseas Private Investment Corp. 2.07%, 05/15/2021	18,969,449	19,242,609

Total U.S. Government Agency Obligations (Cost $952,222,100)		954,116,465

U.S. GOVERNMENT OBLIGATIONS - 40.7%
U.S. Treasury Bond
2.50%, 02/15/2046 (E) (N)	19,800,000	20,617,522
2.50%, 05/15/2046	1,000,000	1,042,070
2.75%, 08/15/2042 (E)	10,400,000	11,458,689
2.75%, 11/15/2042 (E) (N)	33,600,000	36,962,621
2.88%, 05/15/2043 (E)	6,300,000	7,084,300
2.88%, 08/15/2045 (E) (L) (N)	65,000,000	72,987,915
3.00%, 05/15/2042 (E)	9,500,000	10,973,241
3.00%, 11/15/2044 (N)	32,000,000	36,792,512
3.00%, 05/15/2045	48,400,000	55,631,638
3.13%, 02/15/2043	1,000,000	1,178,789
3.13%, 08/15/2044 (E) (N)	74,000,000	87,106,066
3.38%, 05/15/2044 (E) (L)	41,000,000	50,530,901
4.25%, 05/15/2039 (E)	4,000,000	5,590,624
4.38%, 11/15/2039 - 05/15/2040 (E)	20,500,000	29,141,611
4.50%, 08/15/2039 (E)	6,300,000	9,107,437
4.63%, 02/15/2040 (E)	2,200,000	3,234,086
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042 (E)	2,223,249	2,227,620
0.75%, 02/15/2045 (N)	24,381,360	24,485,176
1.00%, 02/15/2046 (E)	2,322,126	2,506,928
1.38%, 02/15/2044 (N)	1,231,740	1,423,895
1.75%, 01/15/2028 (N)	57,323,380	67,015,388
2.00%, 01/15/2026 (E) (N)	32,422,301	38,142,211
2.38%, 01/15/2025 (E) (N)	37,692,567	45,004,812
2.38%, 01/15/2027	4,507,712	5,530,223
2.50%, 01/15/2029	44,345,956	56,187,701
3.88%, 04/15/2029	26,193,420	37,726,697
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2018 - 01/15/2023 (O) (P)	13,766,184	13,968,059
0.13%, 01/15/2022 (N)	34,350,550	35,008,947
0.13%, 07/15/2022 (N) (O)	10,818,808	11,062,512
0.38%, 07/15/2023 - 07/15/2025 (N)	32,154,878	33,218,892
0.63%, 07/15/2021 (E)	21,970,980	23,123,028
0.63%, 01/15/2026 (E) (N)	40,170,522	42,300,925
U.S. Treasury Note
1.75%, 09/30/2022 (O) (Q)	11,200,000	11,554,816
2.25%, 11/15/2024 (E) (N) (O)	88,300,000	94,191,288
2.38%, 08/15/2024 (Q)	1,700,000	1,829,890
2.50%, 05/15/2024 (N) (O) (Q)	42,200,000	45,834,813
2.75%, 02/15/2024 (O) (P) (Q)	17,900,000	19,759,219

Total U.S. Government Obligations (Cost $985,195,434)		1,051,543,062

	Principal	Value
COMMERCIAL PAPER - 2.7%
Electric Utilities - 0.5%
American Electric Power Co., Inc. 0.81% (R), 07/18/2016	$ 5,000,000	$ 4,998,111
Entergy Corp. 1.22% (R), 08/16/2016	2,900,000	2,895,553
NiSource Finance Corp. 1.07% (R), 07/19/2016	6,200,000	6,196,745

		14,090,409

Health Care Providers & Services - 0.2%
Humana, Inc. 0.91% (R), 07/18/2016	5,800,000	5,797,535

Media - 0.2%
Viacom, Inc. 1.25% (R), 07/27/2016	4,100,000	4,096,358

Multi-Utilities - 0.5%
Sempra Energy 1.02% (R), 08/15/2016	12,500,000	12,484,375

Technology Hardware, Storage & Peripherals - 0.5%
EMC Corp. 0.78% (R), 07/13/2016	5,100,000	5,098,691
HP, Inc.
0.81% (R), 07/07/2016	1,500,000	1,499,800
0.82% (R), 07/07/2016	6,300,000	6,299,150

		12,897,641

Tobacco - 0.3%
BAT International Finance PLC 0.92% (R), 08/18/2016	7,600,000	7,590,779

Wireless Telecommunication Services - 0.5%
Bell Canada 0.80% (R), 07/14/2016	6,400,000	6,398,174
Deutsche Telekom AG 0.88% (R), 07/08/2016	6,000,000	5,998,985

		12,397,159

Total Commercial Paper (Cost $69,354,256)		69,354,256

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.0% (H)
U.S. Treasury Bill 0.24% (R), 07/21/2016 (Q)	1,254,000	1,253,872

Total Short-Term U.S. Government Obligation (Cost $1,253,836)		1,253,872

	Notional Amount	Value
OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED - 0.1% (S)
Call - Pays Floating Rate Index 3-Month USD-LIBOR (I) (M) Exercise Rate 1.00% Expiration Date 12/13/2016, MSCS	27,200,000	229,330
Call - Pays Floating Rate Index 3-Month USD-LIBOR (I) Exercise Rate 1.00% Expiration Date 12/21/2016, CITI	2,100,000	17,220
Call - Pays Floating Rate Index 3-Month USD-LIBOR (I) Exercise Rate 2.10% Expiration Date 01/30/2018, JPM	20,200,000	465,659

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Notional Amount	Value
OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED (continued)
Put - Receives Floating Rate Index 3-Month USD-LIBOR Exercise Rate 1.15% Expiration Date 07/05/2016, GSB	208,900,000	$ 2
Put - Receives Floating Rate Index 3-Month USD-LIBOR Exercise Rate 1.25% Expiration Date 07/01/2016, MSCS	76,400,000	1
Put - Receives Floating Rate Index 3-Month USD-LIBOR Exercise Rate 1.25% Expiration Date 07/05/2016, GSB	510,000,000	5
Put - Receives Floating Rate Index 3-Month USD-LIBOR Exercise Rate 1.25% Expiration Date 07/05/2016, CITI	322,400,000	3
Put - Receives Floating Rate Index 3-Month USD-LIBOR Exercise Rate 1.25% Expiration Date 07/05/2016, NGFP	72,900,000	1
Put - Receives Floating Rate Index 3-Month USD-LIBOR (I) Exercise Rate 2.91% Expiration Date 08/20/2018, MSCS	12,500,000	363,026
Put - Receives Floating Rate Index 3-Month USD-LIBOR (I) Exercise Rate 2.93% Expiration Date 08/20/2018, GSB	4,600,000	128,645
Put - Receives Floating Rate Index 3-Month USD-LIBOR (I) Exercise Rate 2.94% Expiration Date 08/20/2018, GSB	4,000,000	110,186

Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $3,071,165)		1,314,078

	Shares	Value
SECURITIES LENDING COLLATERAL - 6.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (R)	170,324,326	$ 170,324,326

Total Securities Lending Collateral (Cost $170,324,326)		170,324,326

	Principal	Value
REPURCHASE AGREEMENTS - 1.0%
Barclays Capital, Inc. 0.80% (R), dated 06/30/2016, to be repurchased at $19,200,427 on 07/01/2016. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 06/20/2046, and with a value of $19,853,626.	$ 19,200,000	19,200,000
State Street Bank & Trust Co. 0.03% (R), dated 06/30/2016, to be repurchased at $6,599,012 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $6,733,163.	6,599,006	6,599,006

Total Repurchase Agreements (Cost $25,799,006)		25,799,006

Total Investments (Cost $3,525,880,503) (T)		3,609,551,039
Net Other Assets (Liabilities) - (39.8)%		(1,027,305,787)

Net Assets - 100.0%		$ 2,582,245,252

EXCHANGE-TRADED OPTIONS WRITTEN:

Description		Exercise Price	Expiration Date	Number of Contracts	Premiums (Received)	Value
Put - 10-Year U.S. Treasury Note Futures	USD	132.00	07/22/2016	417	$(123,163)	$(110,766)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN: (S)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premiums (Received)	Value
Call - AUD vs. USD (I)	CITI	AUD	0.75	07/13/2016	AUD	9,700,000	$(52,764)	$(34,522)
Call - AUD vs. USD (I)	WBC	AUD	0.75	07/15/2016	AUD	12,000,000	(80,857)	(43,370)
Call - EUR vs. USD (I)	UBS	EUR	1.13	08/08/2016	EUR	16,300,000	(109,582)	(111,446)
Call - GBP vs. USD (I)	HSBC	GBP	1.38	07/27/2016	GBP	8,900,000	(75,125)	(52,831)
Call - GBP vs. USD (I)	BOA	GBP	1.38	08/09/2016	GBP	3,800,000	(34,018)	(28,122)
Call - USD vs. KRW (I)	SCB	USD	1,196.00	08/12/2016	USD	7,700,000	(45,045)	(37,322)
Call - USD vs. KRW (I)	BNP	USD	1,207.00	08/02/2016	USD	6,900,000	(34,293)	(18,126)
Call - USD vs. KRW (I)	BNP	USD	1,209.00	09/29/2016	USD	5,900,000	(48,439)	(51,979)
Call - USD vs. KRW (I)	DUB	USD	1,217.00	07/27/2016	USD	9,100,000	(44,681)	(11,948)
Call - USD vs. KRW (I)	JPM	USD	1,222.00	08/10/2016	USD	20,400,000	(102,510)	(48,307)
Call - USD vs. RUB (I)	HSBC	USD	87.00	12/08/2016	USD	5,400,000	(232,065)	(27,475)
Put - AUD vs. USD (I)	HSBC	AUD	0.73	08/10/2016	AUD	9,600,000	(54,432)	(53,476)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN (continued): (S)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premiums (Received)	Value
Put - USD vs. KRW (I)	SCB	USD	1,138.00	08/12/2016	USD	7,700,000	$(46,200)	$(71,495)
Put - USD vs. KRW (I)	JPM	USD	1,142.50	07/14/2016	USD	13,100,000	(98,446)	(52,203)
Put - USD vs. KRW (I)	BNP	USD	1,149.00	08/02/2016	USD	6,900,000	(39,399)	(72,491)
Put - USD vs. KRW (I)	DUB	USD	1,150.00	07/27/2016	USD	9,100,000	(38,220)	(88,188)
Put - USD vs. KRW (I)	JPM	USD	1,153.00	08/10/2016	USD	20,400,000	(132,090)	(279,806)

Total							$(1,268,166)	$(1,083,107)

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN: (S)

Description	Counterparty	Fixed Rate	Floating Rate	Exercise Price	Expiration Date	Notional Amount		Premiums (Received)	Value
Put - Markit iTraxx® Europe Series 25	BCLY	1.05%	Pay	1.05	07/20/2016	EUR	19,600,000	$(36,047)	$(8,601)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN: (S)

Description	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Value
Call - 2-Year	JPM	3-Month USD-LIBOR	Receive	1.10%	01/30/2018	USD	20,200,000	$(105,040)	$(160,058)
Call - 2-Year	JPM	3-Month USD-LIBOR	Receive	1.60	01/30/2018	USD	20,200,000	(182,810)	(295,434)
Call - 5-Year (M)	MSCS	3-Month USD-LIBOR	Receive	0.77	12/13/2016	USD	54,400,000	(231,880)	(231,880)
Call - 5-Year	CITI	3-Month USD-LIBOR	Receive	0.77	12/21/2016	USD	4,200,000	(17,220)	(17,220)
Put - 5-Year	MSCS	3-Month USD-LIBOR	Pay	2.80	08/20/2018	USD	55,100,000	(1,229,497)	(211,224)
Put - 5-Year	GSB	3-Month USD-LIBOR	Pay	2.80	08/20/2018	USD	37,600,000	(875,828)	(144,138)

Total								$(2,642,275)	$(1,059,954)

CENTRALLY CLEARED SWAP AGREEMENTS: (U)

Credit Default Swap Agreements on Credit Indices - Sell Protection (V)
Reference Obligation	Fixed Deal Receive Rate	Expiration Date	Notional Amount (W)		Fair Value (X)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Markit iTraxx® Europe Crossover - Series 25	5.00%	06/20/2021	EUR	17,900,000	$1,156,423	$997,395	$159,028
North America High Yield Index - Series 26	5.00	06/20/2021	USD	9,000,000	301,517	219,600	81,917
North America Investment Grade Index - Series 26	1.00	06/20/2021	USD	33,100,000	370,587	209,856	160,731

Total					$1,828,527	$1,426,851	$401,676

Interest Rate Swap Agreements - Fixed Rate Payable
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.00%	12/16/2019	USD	22,700,000	$(898,344)	$(80,788)	$(817,556)
3-Month USD-LIBOR	2.00	12/16/2019	USD	33,400,000	(1,325,629)	(626,138)	(699,491)
3-Month USD-LIBOR	2.00	06/15/2021	USD	95,600,000	(4,804,730)	(3,073,424)	(1,731,306)
3-Month USD-LIBOR	2.00	06/15/2021	USD	7,500,000	(370,918)	(228,573)	(142,345)
3-Month USD-LIBOR	2.25	12/16/2022	USD	130,500,000	(9,412,570)	(871,244)	(8,541,326)
3-Month USD-LIBOR	2.25	06/15/2026	USD	32,300,000	(2,717,901)	111,619	(2,829,520)
3-Month USD-LIBOR	2.35	08/05/2025	USD	30,400,000	(2,931,816)	—	(2,931,816)
3-Month USD-LIBOR	2.50	12/16/2025	USD	37,700,000	(3,991,564)	(135,331)	(3,856,233)
3-Month USD-LIBOR	2.50	06/15/2046	USD	8,400,000	(1,274,468)	(356,956)	(917,512)
3-Month USD-LIBOR	2.50	06/15/2046	USD	45,900,000	(7,400,430)	(2,749,075)	(4,651,355)
3-Month USD-LIBOR	2.75	12/16/2045	USD	171,400,000	(36,188,500)	8,527,618	(44,716,118)
6-Month GBP-LIBOR	0.75	12/21/2018	GBP	17,700,000	(124,488)	(18,232)	(106,256)
6-Month GBP-LIBOR	1.25	09/21/2018	GBP	23,800,000	(476,170)	(103,772)	(372,398)
6-Month GBP-LIBOR	1.50	12/16/2017	GBP	35,000,000	(660,593)	(41,807)	(618,786)
6-Month GBP-LIBOR	1.50	09/21/2018	GBP	10,700,000	(285,134)	(13,662)	(271,472)
6-Month USD-LIBOR	1.00	09/21/2018	GBP	80,200,000	(1,071,973)	(109,167)	(962,806)

Total					$(73,935,228)	$231,068	$(74,166,296)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

Interest Rate Swap Agreements - Fixed Rate Receivable
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MXN TIIE Banxico	4.06%	08/24/2016	MXN	2,505,700,000	$(50,741)	$51,603	$(102,344)
MXN TIIE Banxico	4.39	07/28/2017	MXN	232,800,000	(57,214)	—	(57,214)
MXN TIIE Banxico	5.01	10/10/2019	MXN	15,800,000	(6,590)	8,043	(14,633)
MXN TIIE Banxico	5.43	11/17/2021	MXN	842,600,000	(317,294)	(472,792)	155,498
MXN TIIE Banxico	5.61	07/07/2021	MXN	110,000,000	24,339	(53,991)	78,330
MXN TIIE Banxico	5.92	12/07/2021	MXN	52,000,000	44,731	—	44,731
MXN TIIE Banxico	5.97	05/31/2023	MXN	150,500,000	99,647	90,243	9,404
MXN TIIE Banxico	5.98	09/16/2022	MXN	39,900,000	35,710	—	35,710

Total					$(227,412)	$(376,894)	$149,482

OVER-THE-COUNTER SWAP AGREEMENTS: (S)

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (V)
Reference Obligation	Counterparty	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread at June 30, 2016 (Y)	Notional Amount (W)		Fair Value (X)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Brazil Government International Bond, 12.25%, 03/06/2030	MSCS	1.00%	09/20/2016	0.54	USD	9,500,000	$8,642	$(9,273)	$17,915
Japan Government International Bond, 2.00%, 03/21/2022	DUB	1.00	09/20/2016	0.05	USD	5,200,000	12,277	7,494	4,783
MetLife, Inc., 4.75%, 02/08/2021	CITI	1.00	12/20/2020	1.17	USD	2,200,000	(14,701)	2,322	(17,023)
MetLife, Inc., 4.75%, 02/08/2021	GSI	1.00	06/20/2021	1.31	USD	3,700,000	(52,581)	(59,851)	7,270
Mexico Government International Bond, 5.95%, 03/19/2019	HSBC	1.00	09/20/2019	1.08	USD	2,500,000	(6,381)	18,306	(24,687)
Mexico Government International Bond, 5.95%, 03/19/2019	MSCS	1.00	12/20/2019	1.14	USD	15,800,000	(81,914)	93,621	(175,535)
Mexico Government International Bond, 5.95%, 03/19/2019	BCI	1.00	12/20/2020	1.41	USD	9,500,000	(171,405)	(288,254)	116,849
Mexico Government International Bond, 5.95%, 03/19/2019	DUB	1.00	12/20/2020	1.41	USD	4,400,000	(79,387)	(137,071)	57,684
Mexico Government International Bond, 7.50%, 04/08/2033	DUB	1.00	09/20/2016	0.36	USD	6,900,000	10,054	1,969	8,085
Petrobras Global Finance BV, 8.38%, 12/10/2018	BNP	1.00	03/20/2020	5.89	USD	200,000	(30,942)	(27,605)	(3,337)
Petrobras Global Finance BV, 8.38%, 12/10/2018	HSBC	1.00	03/20/2020	5.89	USD	100,000	(15,471)	(13,084)	(2,387)
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	GSC	1.00	12/20/2019	5.72	USD	900,000	(126,899)	(66,788)	(60,111)
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	BCI	1.00	12/20/2019	5.72	USD	1,400,000	(197,398)	(126,015)	(71,383)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued): (S)

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (continued) (V)
Reference Obligation	Counterparty	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread at June 30, 2016 (Y)	Notional Amount (W)		Fair Value (X)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	BNP	1.00	12/20/2019	5.72	USD	1,000,000	$(140,999)	$(64,083)	$(76,916)
Tesco PLC, 6.00%, 12/14/2029	GSI	1.00	12/20/2020	2.54	EUR	4,000,000	(288,299)	(342,049)	53,750
Volkswagen International Finance NV, 5.38%, 05/22/2018	CITI	1.00	12/20/2016	0.34	EUR	5,300,000	17,741	(19,978)	37,719
Volkswagen International Finance NV, 5.38%, 05/22/2018	CITI	1.00	03/20/2017	0.39	EUR	4,500,000	22,154	21,549	605

Total							$(1,135,509)	$(1,008,790)	$(126,719)

Credit Default Swap Agreements on Credit Indices - Sell Protection (V)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Expiration Date	Notional Amount (W)		Fair Value (X)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
General Motors Co., 3.50%, 10/02/2018 (I) (M)	MSCS	5.00%	06/20/2021	USD	3,500,000	$505,367	$500,506	$4,861
Home Equity ABS Index - Series 6-2	BCI	0.11	05/25/2046	USD	7,681,439	(1,420,198)	(1,562,586)	142,388
Italy Government International Bond, 6.88%, 09/27/2023	CITI	1.00	06/20/2021	USD	11,300,000	(227,519)	(188,961)	(38,558)
Italy Government International Bond, 6.88%, 09/27/2023	JPM	1.00	06/20/2021	USD	2,000,000	(40,269)	(32,529)	(7,740)
North America CMBS Basket Index - Series AAA8	GSI	0.50	10/17/2057	USD	19,100,000	(706,453)	(1,108,116)	401,663
Tesco PLC, 6.00%, 12/14/2029	BCI	1.00	06/20/2021	EUR	2,100,000	(186,355)	(213,875)	27,520
Tesco PLC, 6.00%, 12/14/2029	JPM	1.00	06/20/2021	EUR	3,600,000	(319,466)	(358,424)	38,958

Total						$(2,394,893)	$(2,963,985)	$569,092

Volatility Swap Agreements

Reference Entity	Counterparty	Pay/ Receive	Volatility Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
USD versus BRL 3-Month Implied Volatility	GSB	Receive	22.45%	07/13/2016	19,000	$63,347	$—	$63,347

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Short	(325)	09/18/2017	$—	$(284,739)
90-Day Eurodollar	Short	(350)	12/18/2017	—	(190,685)
90-Day Eurodollar	Short	(1,955)	03/19/2018	—	(4,457,406)
90-Day Eurodollar	Short	(997)	06/18/2018	—	(1,337,545)
90-Day Eurodollar	Short	(871)	09/17/2018	—	(1,017,191)
90-Day Eurodollar	Short	(2,322)	12/17/2018	—	(2,912,752)
90-Day Sterling	Short	(278)	09/20/2017	—	(412,765)
90-Day Sterling	Short	(1,777)	03/21/2018	—	(2,325,404)
90-Day Sterling	Short	(1,028)	06/20/2018	—	(627,962)
5-Year U.S. Treasury Note	Long	5,556	09/30/2016	12,170,621	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FUTURES CONTRACTS (continued):

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	Short	(333)	09/21/2016	$—	$(854,103)
Euro-BTP Italian Government Bond	Long	587	09/08/2016	767,535	—
U.K. Gilt	Short	(44)	09/28/2016	—	(354,715)
U.S. Treasury Bond	Long	561	09/21/2016	3,945,839	—

Total				$16,883,995	$(14,775,267)

FORWARD FOREIGN CURRENCY CONTRACTS: (S)
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	07/05/2016	BRL	29,800,000	USD	9,284,068	$—	$(21,128)
BCLY	07/05/2016	USD	7,807,588	BRL	29,800,000	—	(1,455,352)
BCLY	07/28/2016	MYR	2,122,640	USD	520,000	5,498	—
BCLY	08/10/2016	MYR	4,815,720	USD	1,176,000	15,224	—
BCLY	08/12/2016	AUD	11,200,000	USD	8,254,058	85,571	—
BCLY	08/12/2016	JPY	112,700,000	USD	1,037,780	55,048	—
BCLY	08/18/2016	USD	6,146,000	KRW	7,251,673,200	—	(146,288)
BCLY	08/25/2016	USD	3,125,331	MXN	58,489,000	—	(55,970)
BNP	07/05/2016	BRL	46,646,063	USD	14,532,389	—	(33,072)
BNP	07/05/2016	USD	13,687,225	BRL	46,646,063	—	(812,092)
BNP	07/05/2016	USD	2,480,325	GBP	1,692,000	227,802	—
BNP	08/02/2016	BRL	46,646,063	USD	13,581,221	791,373	—
BNP	08/12/2016	AUD	3,415,000	USD	2,522,285	20,558	—
BNP	08/12/2016	USD	2,023,969	EUR	1,834,000	—	(14,502)
BNP	08/18/2016	USD	4,060,035	TWD	131,078,235	—	(7,837)
BNP	09/14/2016	CNH	54,070,782	USD	7,955,394	132,488	—
BNP	09/14/2016	USD	6,251,000	CNH	41,128,455	99,025	—
BNP	10/11/2016	USD	1,436,924	CNH	9,763,896	—	(21,615)
BNP	01/03/2018	USD	86,783	BRL	296,710	6,490	—
BOA	07/05/2016	GBP	17,939,000	USD	23,867,840	13,958	—
BOA	07/05/2016	USD	20,209,792	GBP	13,783,000	1,860,787	—
BOA	08/02/2016	USD	23,874,118	GBP	17,939,000	—	(14,079)
BOA	08/18/2016	KRW	5,788,970,100	USD	4,904,000	119,099	—
BOA	08/18/2016	USD	348,783	TWD	11,297,083	—	(1,810)
BOA	01/03/2017	USD	20,642,760	DKK	134,835,000	373,313	—
BOA	04/03/2017	USD	6,366,970	DKK	42,241,660	—	(8,158)
CITI	07/05/2016	GBP	1,033,000	USD	1,524,980	—	(149,770)
CITI	07/05/2016	USD	2,694,999	GBP	1,902,000	162,908	—
CITI	07/27/2016	USD	124,760	TRY	364,000	—	(935)
CITI	08/10/2016	USD	2,774,000	MYR	11,464,942	—	(61,985)
CITI	08/12/2016	AUD	26,311,000	USD	19,518,758	76,816	(4,146)
CITI	08/12/2016	EUR	7,296,000	USD	8,189,400	—	(79,973)
CITI	08/12/2016	JPY	9,167,600,000	USD	87,380,852	1,515,440	—
CITI	08/12/2016	USD	11,457,681	AUD	15,452,000	—	(48,030)
CITI	08/12/2016	USD	712,916	EUR	634,000	8,231	—
CITI	08/18/2016	INR	60,931,005	USD	901,146	—	(6,221)
CITI	08/18/2016	KRW	3,356,551,600	USD	2,846,000	66,485	—
CITI	08/18/2016	SGD	4,165,000	USD	3,056,712	33,651	—
CITI	08/18/2016	USD	32,427,922	SGD	44,134,000	—	(318,799)
CITI	08/18/2016	USD	277,805	THB	9,785,669	—	(421)
CITI	08/25/2016	MXN	189,648,000	USD	10,196,202	119,023	—
CITI	08/25/2016	USD	8,510,516	MXN	157,784,000	—	(71,581)
CITI	09/26/2016	CNH	37,452,598	USD	5,494,000	104,943	—
DUB	07/05/2016	BRL	171,562,122	USD	41,773,100	11,554,735	—
DUB	07/05/2016	USD	53,449,474	BRL	171,562,122	121,639	—
DUB	09/14/2016	CNH	6,363,340	USD	941,671	10,155	—
DUB	09/26/2016	CNH	1,387,608	USD	204,000	3,439	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (S)
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
DUB	10/04/2016	USD	28,886,121	BRL	115,797,871	$—	$(6,132,136)
DUB	12/05/2016	CNH	1,551,704	USD	227,880	3,259	—
DUB	01/04/2017	BRL	107,800,000	USD	24,758,842	6,994,525	—
DUB	01/04/2017	USD	25,090,234	BRL	109,200,000	—	(7,075,514)
GSB	08/12/2016	AUD	3,963,000	USD	2,939,732	11,157	—
GSB	08/12/2016	JPY	1,756,800,000	USD	16,065,902	969,418	—
GSB	08/12/2016	USD	4,103,049	AUD	5,526,000	—	(11,665)
GSB	08/12/2016	USD	29,626,974	EUR	25,933,000	802,717	—
GSB	08/12/2016	USD	10,560,086	JPY	1,151,400,000	—	(604,798)
GSB	08/18/2016	USD	40,052,553	KRW	46,769,836,336	—	(529,707)
GSB	09/26/2016	CNH	36,743,099	USD	5,416,939	75,938	—
GSB	10/11/2016	CNH	73,632,656	USD	10,768,157	231,152	—
GSB	10/11/2016	USD	5,408,965	CNH	36,743,099	—	(79,750)
GSB	12/07/2016	CNH	42,577,956	USD	6,266,072	75,612	—
HSBC	08/12/2016	USD	84,317,936	JPY	9,103,251,047	—	(3,954,379)
HSBC	08/18/2016	KRW	2,775,255,500	USD	2,341,000	67,093	—
HSBC	08/18/2016	USD	4,015,000	KRW	4,695,542,500	—	(59,329)
HSBC	08/18/2016	USD	3,462,000	SGD	4,707,801	—	(31,113)
HSBC	10/11/2016	USD	7,579,000	CNH	49,740,977	148,651	—
HSBC	12/07/2016	USD	6,408,000	CNH	42,577,956	66,316	—
JPM	07/05/2016	BRL	149,500,000	USD	44,571,198	1,966,354	(67,438)
JPM	07/05/2016	GBP	19,366,000	USD	27,694,966	—	(1,913,435)
JPM	07/05/2016	USD	38,680,466	BRL	149,500,000	—	(7,789,649)
JPM	07/05/2016	USD	38,789,679	GBP	27,273,000	2,518,695	(36,962)
JPM	07/08/2016	USD	12,274,186	DKK	80,655,000	236,214	—
JPM	07/13/2016	USD	179,265	ILS	678,000	3,551	—
JPM	07/15/2016	USD	1,837,787	RUB	118,408,626	—	(6,379)
JPM	08/02/2016	GBP	7,294,000	USD	9,806,102	—	(93,158)
JPM	08/10/2016	MYR	5,365,100	USD	1,300,000	27,119	—
JPM	08/12/2016	AUD	24,024,000	USD	17,855,333	33,173	—
JPM	08/12/2016	EUR	23,481,000	USD	26,451,284	—	(352,399)
JPM	08/12/2016	JPY	448,300,000	USD	4,132,610	214,461	—
JPM	08/12/2016	USD	17,910,704	AUD	24,818,000	—	(569,022)
JPM	08/12/2016	USD	605,982	CAD	778,000	3,709	—
JPM	08/12/2016	USD	11,104,708	EUR	9,919,000	79,844	—
JPM	08/12/2016	USD	11,216,837	JPY	1,234,800,000	—	(756,760)
JPM	08/18/2016	SGD	7,653,000	USD	5,664,116	15,132	(845)
JPM	08/18/2016	TWD	109,503,240	USD	3,386,000	12,315	—
JPM	08/18/2016	USD	6,922,570	KRW	8,115,104,350	—	(118,918)
JPM	08/18/2016	USD	5,806,718	TWD	187,731,190	—	(19,318)
JPM	08/19/2016	USD	2,747,615	RUB	187,978,075	—	(153,113)
JPM	08/25/2016	MXN	19,664,000	USD	1,056,271	13,282	—
JPM	08/25/2016	USD	10,421,983	MXN	188,752,228	155,480	—
JPM	09/15/2016	RUB	118,408,626	USD	1,809,174	5,413	—
JPM	09/26/2016	CNH	41,237,408	USD	6,064,771	99,979	—
JPM	10/04/2016	USD	15,578,465	BRL	61,200,000	—	(2,928,934)
JPM	12/05/2016	CNH	40,142,647	USD	5,841,055	138,523	—
JPM	04/03/2017	USD	11,305,663	DKK	74,798,264	17,080	—
JPM	01/03/2018	BRL	296,710	USD	86,190	—	(5,898)
MSC	08/18/2016	KRW	2,783,850,300	USD	2,363,000	52,551	—
MSC	08/18/2016	USD	4,248,000	SGD	5,867,805	—	(105,817)
MSC	10/04/2016	BRL	139,200,000	USD	33,182,360	8,912,901	—
MSC	12/05/2016	USD	6,267,000	CNH	41,694,351	56,284	—
RBS	08/25/2016	USD	4,064,000	MXN	74,493,120	12,213	—
SCB	07/28/2016	MYR	4,909,310	USD	1,204,000	11,388	—
SCB	08/10/2016	MYR	10,777,560	USD	2,608,000	57,953	—
SCB	08/18/2016	KRW	9,127,054,000	USD	7,730,000	189,559	—
SCB	08/18/2016	USD	3,450,380	KRW	4,031,424,000	—	(47,693)
SCB	08/19/2016	CNY	31,383,910	USD	4,793,632	—	(77,908)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (S)
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
SCB	09/14/2016	USD	2,936,000	CNH	19,305,668	$48,267	$—
SCB	09/26/2016	USD	18,391,000	CNH	121,454,164	234,318	—
SCB	10/11/2016	CNH	14,571,343	USD	2,180,523	—	(3,843)
SCB	10/11/2016	USD	3,654,000	CNH	23,891,679	85,041	—
UBS	07/05/2016	GBP	7,931,000	USD	11,394,059	—	(835,692)
UBS	07/15/2016	RUB	118,408,626	USD	1,754,137	90,030	—
UBS	08/10/2016	USD	8,893,481	MYR	36,189,858	—	(58,496)
UBS	08/12/2016	EUR	35,019,000	USD	38,858,063	65,188	—
UBS	08/12/2016	USD	41,078,780	EUR	36,584,000	472,598	(56,551)
UBS	09/26/2016	CNH	4,633,452	USD	678,000	14,674	—
UBS	04/03/2017	USD	18,722,984	DKK	123,186,000	131,705	—

Total						$43,004,531	$(37,810,383)

SECURITY VALUATION:

Valuation Inputs (Z)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$183,416,235	$—	$183,416,235
Corporate Debt Securities	—	816,885,802	—	816,885,802
Foreign Government Obligations	—	7,789,381	—	7,789,381
Loan Assignments	—	3,594,637	—	3,594,637
Mortgage-Backed Securities	—	234,521,227	—	234,521,227
Municipal Government Obligations	—	89,638,692	—	89,638,692
U.S. Government Agency Obligations	—	954,116,465	—	954,116,465
U.S. Government Obligations	—	1,051,543,062	—	1,051,543,062
Commercial Paper	—	69,354,256	—	69,354,256
Short-Term U.S. Government Obligation	—	1,253,872	—	1,253,872
Over-the-Counter Interest Rate Swaptions Purchased	—	1,314,078	—	1,314,078
Securities Lending Collateral	170,324,326	—	—	170,324,326
Repurchase Agreements	—	25,799,006	—	25,799,006

Total Investments	$170,324,326	$3,439,226,713	$—	$3,609,551,039

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$1,828,527	$—	$1,828,527
Centrally Cleared Interest Rate Swap Agreements	—	204,427	—	204,427
Over-the-Counter Credit Default Swap Agreements	—	576,235	—	576,235
Over-the-Counter Volatility Swap Agreements	—	63,347	—	63,347
Futures Contracts (AA)	16,883,995	—	—	16,883,995
Forward Foreign Currency Contracts (AA)	—	43,004,531	—	43,004,531

Total Other Financial Instruments	$16,883,995	$45,677,067	$—	$62,561,062

LIABILITIES
Other Financial Instruments
Exchange-Traded Options Written	$(110,766)	$—	$—	$(110,766)
Over-the-Counter Foreign Exchange Options Written	—	(1,083,107)	—	(1,083,107)
Over-the-Counter Credit Default Swaptions Written	—	(8,601)	—	(8,601)
Over-the-Counter Interest Rate Swaptions Written	—	(1,059,954)	—	(1,059,954)
Centrally Cleared Interest Rate Swap Agreements	—	(74,367,067)	—	(74,367,067)
Over-the-Counter Credit Default Swap Agreements	—	(4,106,637)	—	(4,106,637)
Futures Contracts (AA)	(14,775,267)	—	—	(14,775,267)
Forward Foreign Currency Contracts (AA)	—	(37,810,383)	—	(37,810,383)

Total Other Financial Instruments	$(14,886,033)	$(118,435,749)	$—	$(133,321,782)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2016.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the total value of 144A securities is $321,957,207, representing 12.5% of the Portfolio’s net assets.
(C)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2016, the total value of Regulation S securities is $80,783,760, representing 3.1% of the Portfolio’s net assets.
(D)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $166,869,068. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Securities in default.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Illiquid securities and derivatives. At June 30, 2016, total value of illiquid securities is $33,693,531, representing 1.3% of the Portfolio’s net assets, and total value of illiquid derivatives is $736,326, representing less than 0.1% of the Portfolio’s net assets.
(J)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after June 30, 2016.
(K)	Cash in the amount of $4,286,000 has been segregated by the broker as collateral for open TBA commitment transactions.
(L)	Securities with a total value of $217,298 have been segregated by the broker as collateral for open TBA commitment transactions.
(M)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2016, total value of securities is $6,368,059, representing 0.2% of the Portfolio’s net assets, and total value of derivatives is $502,817, representing less than 0.1% of the Portfolio’s net assets.
(N)	Securities are subject to sale-buyback transactions.
(O)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of all securities segregated as collateral to cover centrally cleared swap agreements is $42,033,320.
(P)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $9,220,109.
(Q)	All or a portion of these securities have been segregated by the custodian as collateral for open options, over-the-counter swap agreements, swaptions and/or forward foreign currency contracts. The total value of all securities segregated for open options, over-the-counter swap agreements, swaptions and/or forward foreign currency contracts is $14,412,208.
(R)	Rates disclosed reflect the yields at June 30, 2016.
(S)	Cash in the amount of $20,646,000 has been segregated by the broker as collateral for open options, over-the-counter swap agreements, swaptions and/or forward foreign currency contracts.
(T)	Aggregate cost for federal income tax purposes is $3,525,880,503. Aggregate gross unrealized appreciation and depreciation for all securities is $116,175,582 and $32,505,046, respectively. Net unrealized appreciation for tax purposes is $83,670,536.
(U)	Cash in the amount of $1,064,000 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(V)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(W)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(X)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(Y)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(Z)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(AA)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BCI	Barclays Capital, Inc.
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSC	Goldman Sachs & Co.
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.
MSCS	Morgan Stanley Capital Services Inc.
NGFP	Nomura Global Financial Products, Inc.
RBS	Royal Bank of Scotland PLC
SCB	Standard Chartered Bank
UBS	UBS AG
WBC	Westpac Banking Corp.

PORTFOLIO ABBREVIATIONS:

ABS	Asset-Backed Securities
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
Banxico	Banco de México
CMBS	Commercial Mortgage-Backed Securities
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TIIE	Tasa de Interés Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Investments, at value (cost $3,500,081,497) (including securities loaned of $166,869,068)	$3,583,752,033
Repurchase agreement, at value (cost $25,799,006)	25,799,006
Cash	2,908,448
Cash on deposit with custodian	1,064,000
Foreign currency, at value (cost $4,648,735)	4,995,476
Receivables:
Shares sold	67,249
Investments sold	2,463,404
When-issued, delayed-delivery, and forward commitment securities sold	671,388,895
Interest	15,588,376
Tax reclaims	10,530
Net income from securities lending	21,272
Variation margin receivable	8,556,998
Prepaid expenses	11,704
OTC swap agreements, at value	639,582
Unrealized appreciation on forward foreign currency contracts	43,004,531

Total assets	4,360,271,504

Liabilities:
Cash deposit due to broker	24,932,000
Payables and other liabilities:
Shares redeemed	164,162
Investments purchased	21,033,515
When-issued, delayed-delivery, and forward commitment securities purchased	1,515,402,931
Investment management fees	1,311,855
Distribution and service fees	196,804
Transfer agent fees	6,304
Trustees, CCO and deferred compensation fees	4,667
Audit and tax fees	19,753
Custody fees	194,058
Legal fees	49,111
Printing and shareholder reports fees	182,058
Other	25,260
Collateral for securities on loan	170,324,326
Written options and swaptions, at value (premium received $4,069,651)	2,262,428
OTC swap agreements, at value	4,106,637
Unrealized depreciation on forward foreign currency contracts	37,810,383

Total liabilities	1,778,026,252

Net assets	$2,582,245,252

Net assets consist of:
Capital stock ($0.01 par value)	$2,244,825
Additional paid-in capital	2,495,402,081
Undistributed (distributions in excess of) net investment income (loss)	43,447,531
Accumulated net realized gain (loss)	21,512,609
Net unrealized appreciation (depreciation) on:
Investments	83,670,536
Written options and swaptions	1,807,223
Swap agreements	(73,109,418)
Futures contracts	2,108,728
Translation of assets and liabilities denominated in foreign currencies	5,161,137

Net assets	$2,582,245,252

Net assets by class:
Initial Class	$1,616,368,294
Service Class	965,876,958

Shares outstanding:
Initial Class	140,110,796
Service Class	84,371,740

Net asset value and offering price per share:
Initial Class	$11.54
Service Class	11.45

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Interest income	$43,675,763
Net income (loss) from securities lending	98,084
Withholding taxes on foreign income	(838)

Total investment income	43,773,009

Expenses:
Investment advisory fees	2,355,630
Investment management fees	5,237,835
Distribution and service fees:
Service Class	1,176,639
Administration fees	118,804
Transfer agent fees	18,645
Trustees, CCO and deferred compensation fees	33,401
Audit and tax fees	34,533
Custody fees	484,667
Legal fees	61,391
Printing and shareholder reports fees	97,242
Other	32,869

Total expenses	9,651,656

Net investment income (loss)	34,121,353

Net realized gain (loss) on:
Investments	7,349,903
Written options and swaptions	6,302,546
Swap agreements	(10,609,614)
Futures contracts	(8,713,749)
Foreign currency transactions	30,355,457

Net realized gain (loss)	24,684,543

Net change in unrealized appreciation (depreciation) on:
Investments	125,227,200
Written options and swaptions	(159,777)
Swap agreements	(54,271,842)
Futures contracts	7,498,352
Translation of assets and liabilities denominated in foreign currencies	(44,273,065)

Net change in unrealized appreciation (depreciation)	34,020,868

Net realized and change in unrealized gain (loss)	58,705,411

Net increase (decrease) in net assets resulting from operations	$92,826,764

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$34,121,353	$47,816,824
Net realized gain (loss)	24,684,543	2,118,324
Net change in unrealized appreciation (depreciation)	34,020,868	(39,047,349)

Net increase (decrease) in net assets resulting from operations	92,826,764	10,887,799

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(45,038,224)
Service Class	—	(24,257,026)

Total dividends and/or distributions from net investment income	—	(69,295,250)

Net realized gains:
Initial Class	—	(42,702,301)
Service Class	—	(25,309,567)

Total dividends and/or distributions from net realized gains	—	(68,011,868)

Total dividends and/or distributions to shareholders	—	(137,307,118)

Capital share transactions:
Proceeds from shares sold:
Initial Class	195,434,546	816,935,101
Service Class	32,272,063	49,027,556

	227,706,609	865,962,657

Dividends and/or distributions reinvested:
Initial Class	—	87,740,525
Service Class	—	49,566,593

	—	137,307,118

Cost of shares redeemed:
Initial Class	(116,236,033)	(304,041,255)
Service Class	(31,922,598)	(83,234,706)

	(148,158,631)	(387,275,961)

Net increase (decrease) in net assets resulting from capital share transactions	79,547,978	615,993,814

Net increase (decrease) in net assets	172,374,742	489,574,495

Net assets:
Beginning of period/year	2,409,870,510	1,920,296,015

End of period/year	$2,582,245,252	$2,409,870,510

Undistributed (distributions in excess of) net investment income (loss)	$43,447,531	$9,326,178

Capital share transactions - shares:
Shares issued:
Initial Class	17,267,974	69,602,725
Service Class	2,893,913	4,300,212

	20,161,887	73,902,937

Shares reinvested:
Initial Class	—	7,876,169
Service Class	—	4,473,519

	—	12,349,688

Shares redeemed:
Initial Class	(10,253,542)	(26,644,118)
Service Class	(2,851,316)	(7,289,850)

	(13,104,858)	(33,933,968)

Net increase (decrease) in shares outstanding:
Initial Class	7,014,432	50,834,776
Service Class	42,597	1,483,881

	7,057,029	52,318,657

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015		December 31, 2014		December 31, 2013		December 31, 2012		December 31, 2011
Net asset value, beginning of period/year	$11.11		$11.67		$11.37		$12.08		$11.71		$11.58

Investment operations:
Net investment income (loss) (A)	0.16		0.25		0.17		0.22		0.27		0.30
Net realized and unrealized gain (loss)	0.27		(0.17)		0.35		(0.52)		0.60		0.42

Total investment operations	0.43		0.08		0.52		(0.30)		0.87		0.72

Dividends and/or distributions to shareholders:
Net investment income	—		(0.33)		(0.22)		(0.26)		(0.50)		(0.29)
Net realized gains	—		(0.31)		—		(0.15)		—		(0.30)

Total dividends and/or distributions to shareholders	—		(0.64)		(0.22)		(0.41)		(0.50)		(0.59)

Net asset value, end of period/year	$11.54		$11.11		$11.67		$11.37		$12.08		$11.71

Total return (B)	3.87	%(C)	0.69%		4.58%		(2.46)%		7.55%		6.27%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,616,368		$1,478,877		$959,735		$1,364,881		$1,742,129		$2,483,136
Expenses to average net assets	0.69	%(D)	0.70%		0.71%		0.70%		0.69%		0.68%
Net investment income (loss) to average net assets	2.86	%(D)	2.19%		1.49	%(E)	1.83%		2.26	%(E)	2.57%
Portfolio turnover rate	21	%(C) (F)	61	%(F)	139	%(F)	162	%(F)	104	%(F)	139%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes interest fee on sale-buyback transactions, representing 0.01% of average net assets.
(F)	Excludes sale-buyback transactions.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015		December 31, 2014		December 31, 2013		December 31, 2012		December 31, 2011
Net asset value, beginning of period/year	$11.04		$11.59		$11.30		$12.01		$11.65		$11.54

Investment operations:
Net investment income (loss) (A)	0.14		0.21		0.14		0.19		0.24		0.27
Net realized and unrealized gain (loss)	0.27		(0.15)		0.34		(0.52)		0.60		0.41

Total investment operations	0.41		0.06		0.48		(0.33)		0.84		0.68

Dividends and/or distributions to shareholders:
Net investment income	—		(0.30)		(0.19)		(0.23)		(0.48)		(0.27)
Net realized gains	—		(0.31)		—		(0.15)		—		(0.30)

Total dividends and/or distributions to shareholders	—		(0.61)		(0.19)		(0.38)		(0.48)		(0.57)

Net asset value, end of period/year	$11.45		$11.04		$11.59		$11.30		$12.01		$11.65

Total return (B)	3.71	%(C)	0.52%		4.25%		(2.68)%		7.32%		5.95%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$965,877		$930,994		$960,561		$969,919		$999,134		$696,656
Expenses to average net assets	0.94	%(D)	0.95%		0.97%		0.95%		0.94%		0.93%
Net investment income (loss) to average net assets	2.59	%(D)	1.85%		1.23	%(E)	1.58%		2.01	%(E)	2.33%
Portfolio turnover rate	21	%(C) (F)	61	%(F)	139	%(F)	162	%(F)	104	%(F)	139%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes interest fee on sale-buyback transactions, representing 0.01% of average net assets.
(F)	Excludes sale-buyback transactions.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PIMCO Total Return VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2016.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal bonds & notes and variable rate notes: The fair value of municipal bonds & notes and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolio that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolio has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolio held no unsecured loan participations at June 30, 2016. Open secured loan participations and assignments at June 30, 2016, if any, are included within the Schedule of Investments.

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from unrealized appreciation or depreciation on investments to interest receivable in the Statement of Assets and Liabilities.

PIKs held at June 30, 2016, if any, are identified in the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2016, if any, are identified in the Schedule of Investments.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2016, if any, are identified in the Schedule of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

TBA commitments held at June 30, 2016, if any, are identified in the Schedule of Investments. Open balances at June 30, 2016, if any, are included in When-issued, delayed-delivery, and forward commitment securities purchased or sold in the Statement of Assets and Liabilities.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2016, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income in the Statement of Operations with a corresponding adjustment to cost.

When-issued, delayed-delivery, and forward commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, and forward commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

When-issued, delayed-delivery, and forward commitment transactions held at June 30, 2016, if any, are identified in the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, and forward commitment securities purchased or sold in the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Net income from securities lending in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Reverse repurchase agreements: The Portfolio may enter into reverse repurchase agreements in which the Portfolio sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. The Portfolio may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Pursuant to the terms of the reverse repurchase agreements, the Portfolio’s custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Portfolio are obligated to repurchase under the agreement may decline below the repurchase price. The Portfolio is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the Portfolio exercising its rights under the agreement, or those rights may be limited by other contractual agreements.

For the period ended June 30, 2016, the Portfolio’s average borrowings are as follows:

Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$ 39,853,263	129	0.39%

Open reverse repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Sale-buyback: The Portfolio may enter into sale-buyback financing transactions. The Portfolio accounts for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Portfolio of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Portfolio forgoes principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Portfolio is compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

subject to the contract. Sale-buyback financing transactions expose the Portfolio to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio, the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. The Portfolio’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Portfolio’s forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Portfolio’s turnover rates. The Portfolio recognizes price drop fee income on a straight line basis over the period of the roll. For the period ended June 30, 2016, the Portfolio earned price drop fee income of $7,564. The price drop fee income is included in Interest income in the Statement of Operations.

The outstanding payable for securities to be repurchased, if any, is included in Payable for sale-buyback financing transactions in the Statement of Assets and Liabilities. The interest expense is included in Interest income on the Statement of Operations. In periods of increased demand of the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio, and is reflected in Interest income on the Statement of Operations.

For the period ended June 30, 2016, the Portfolio’s average borrowings are as follows:

Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$ 1,102,314	23	(0.46)%

Open sale-buyback financing transactions at June 30, 2016, if any, are identified in the Schedule of Investments.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$43,644,373	$—	$—	$—	$43,644,373
U.S. Government Obligations	126,679,953	—	—	—	126,679,953
Total Securities Lending Transactions	$170,324,326	$—	$—	$—	$170,324,326
Total Borrowings	$170,324,326	$—	$—	$—	$170,324,326
Gross amount of recognized liabilities for securities lending transactions					$170,324,326

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on exchange-traded funds and/or securities: The Portfolio may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Portfolio the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on futures: The Portfolio may purchase or write options on futures. Purchasing or writing options on futures gives the Portfolio the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Options on foreign currency: The Portfolio may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Credit default swaptions: The Portfolio may purchase or write credit default swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. Purchasing or writing credit default swaptions gives the Portfolio the right, but not the obligation to buy or sell credit protection on a specific reference with a specific maturity.

Interest rate swaptions: The Portfolio may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability in the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

As of June 30, 2016, transactions in written options are as follows:

	Call Options		Put Options
	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts
Balance at December 31, 2015	$—	—	$—	—
Options written	686,744	1,943	1,437,268	4,375
Options closed	—	—	(606)	(3)
Options expired	(351,274)	(909)	(610,862)	(2,175)
Options exercised	(335,470)	(1,034)	(702,637)	(1,780)
Balance at June 30, 2016	$—	—	$123,163	417

As of June 30, 2016, transactions in written foreign exchange options and swaptions are as follows:

	Call Options
	Amount of Premiums	Notional Amount	Notional Amount	Notional Amount	Notional Amount
Balance at December 31, 2015	$1,738,102	AUD —	EUR —	GBP —	USD 245,800,000
Options written	3,142,959	80,400,000	110,300,000	12,700,000	297,700,000
Options closed	(439,725)	(13,100,000)	(23,000,000)	—	(26,100,000)
Options expired	(2,404,833)	(37,900,000)	(39,000,000)	—	(324,500,000)
Options exercised	(640,174)	(7,700,000)	(32,000,000)	—	(38,500,000)
Balance at June 30, 2016	$1,396,329	AUD 21,700,000	EUR 16,300,000	GBP 12,700,000	USD 154,400,000

	Put Options
	Amount of Premiums	Notional Amount	Notional Amount	Notional Amount
Balance at December 31, 2015	$3,985,488	AUD —	EUR 27,600,000	USD 579,000,000
Options written	2,391,992	61,400,000	126,800,000	281,900,000
Options closed	(400,943)	—	(41,100,000)	(31,400,000)
Options expired	(3,133,153)	(51,800,000)	(93,700,000)	(642,500,000)
Options exercised	(293,225)	—	—	(37,100,000)
Balance at June 30, 2016	$2,550,159	AUD 9,600,000	EUR 19,600,000	USD 149,900,000

Open option contracts at June 30, 2016, if any, are included within the Schedule of Investments.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as Net realized gain (loss) in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as Net realized gain (loss) in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of Net realized gain (loss) in the Statement of Operations.

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swap agreements to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swap agreements, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swap agreements is disclosed in the Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swap agreements is included in the footnotes to the Schedule of Investments. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Volatility swap agreements: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying instrument. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying instrument with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying instrument and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying instrument is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying instrument is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying instrument.

Open centrally cleared swap agreements at June 30, 2016, if any, are listed in the Schedule of Investments. Centrally cleared swap agreements are marked-to-market daily and an appropriate payable or receivable for the variation margin is recorded, if applicable, and is shown in Variation margin receivable or payable within the Statement of Assets and Liabilities.

Open OTC swap agreements at June 30, 2016, if any, are listed in the Schedule of Investments. The value, as applicable, is shown in OTC Swap agreements, at value within the Statement of Assets and Liabilities.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2016, if any, are listed in the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable within the Statement of Assets and Liabilities.

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2016, if any, are listed in the Schedule of Investments.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2016.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A) (B)	$1,314,078	$—	$—	$—	$—	$1,314,078
Centrally cleared swap agreements, at value (B) (C)	204,427	—	—	1,828,527	—	2,032,954
OTC swap agreements, at value	—	—	63,347	576,235	—	639,582
Net unrealized appreciation on futures contracts (B) (D)	16,883,995	—	—	—	—	16,883,995
Unrealized appreciation on forward foreign currency contracts	—	43,004,531	—	—	—	43,004,531
Total	$18,402,500	$43,004,531	$63,347	$2,404,762	$—	$63,875,140

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Written options and swaptions, at value (B)	$(1,170,720)	$(1,083,107)	$—	$(8,601)	$—	$(2,262,428)
Centrally cleared swap agreements, at value (B) (C)	(74,367,067)	—	—	—	—	(74,367,067)
OTC swap agreements, at value	—	—	—	(4,106,637)	—	(4,106,637)
Net unrealized depreciation on futures contracts (B) (D)	(14,775,267)	—	—	—	—	(14,775,267)
Unrealized depreciation on forward foreign currency contracts	—	(37,810,383)	—	—	—	(37,810,383)
Total	$(90,313,054)	$(38,893,490)	$—	$(4,115,238)	$—	$(133,321,782)

(A)	Included within Investments, at value on the Statement of Assets and Liabilities.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	Included within fair value of centrally cleared swap agreements as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(D)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary market risk exposure as of June 30, 2016.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$(1,231,016)	$—	$—	$—	$—	$(1,231,016)
Written options and swaptions	3,635,829	2,666,717	—	—	—	6,302,546
Swap agreements	(10,360,857)	—	119,500	(368,257)	—	(10,609,614)
Futures contracts	(8,713,749)	—	—	—	—	(8,713,749)
Forward foreign currency contracts (B)	—	32,701,675	—	—	—	32,701,675
Total	$(16,669,793)	$35,368,392	$119,500	$(368,257)	$—	$18,449,842

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (C)	$(607,114)	$—	$—	$—	$—	$(607,114)
Written options and swaptions	(142,119)	(45,104)	—	27,446	—	(159,777)
Swap agreements	(56,285,991)	—	63,347	1,950,802	—	(54,271,842)
Futures contracts	7,498,352	—	—	—	—	7,498,352
Forward foreign currency contracts (D)	—	(44,350,478)	—	—	—	(44,350,478)
Total	$(49,536,872)	$(44,395,582)	$63,347	$1,978,248	$—	$(91,890,859)

(A)	Included within Net realized gain (loss) on transactions from Investments on the Statement of Operations.
(B)	Included within Net realized gain (loss) on transactions from Foreign currency transactions on the Statement of Operations.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investments on the Statement of Operations.
(D)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies on Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2016.

Purchased Options and Swaptions at Value		Written Options and Swaptions at Value		Swap Agreements at Notional Amount	Futures Contracts at Notional Amount		Forward Foreign Currency Contracts at Contract Amount
Calls	Puts	Calls	Puts		Long	Short	Purchased	Sold
$ 404,207	$ 1,937,829	$ (1,459,317)	$ (2,006,409)	$ 1,455,308,333	652,442,857	(2,123,660,714)	$ 682,596,560	$ 961,875,691

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (futures contracts, exchange traded options, and exchange traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

The following is a summary of the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2016. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

	Gross Amounts of Assets Presented in Statement of Assets and Liabilities (A)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities (A)	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Amount		Financial Instruments	Collateral Pledged (B)	Net Amount
	Assets				Liabilities
Bank of America, N.A.	$2,367,157	$(52,169)	$—	$2,314,988	$52,169	$(52,169)	$—	$—
Barclays Bank PLC	161,341	(161,341)	—	—	1,687,339	(161,341)	—	1,525,998
Barclays Capital, Inc.	—	—	—	—	1,975,356	—	—	1,975,356
BNP Paribas SA	1,277,736	(1,203,655)	—	74,081	1,203,655	(1,203,655)	—	—
Citibank N.A.	2,144,615	(1,035,823)	—	1,108,792	1,035,823	(1,035,823)	—	—
Deutsche Bank AG	18,710,083	(13,387,173)	(5,322,910)	—	13,387,173	(13,387,173)	—	—
Goldman Sachs Bank USA	2,468,179	(1,370,058)	(1,098,121)	—	1,370,058	(1,370,058)	—	—
Goldman Sachs International	—	—	—	—	1,174,232	—	(1,174,232)	—
HSBC Bank USA	282,060	(282,060)	—	—	4,200,455	(282,060)	(3,918,395)	—
JPMorgan Chase Bank, N.A.	6,005,983	(6,005,983)	—	—	16,007,771	(6,005,983)	(8,480,168)	1,521,620
Morgan Stanley & Co., Inc.	9,021,736	(105,817)	—	8,915,919	105,817	(105,817)	—	—
Morgan Stanley Capital Services, Inc.	1,106,366	(525,018)	—	581,348	525,018	(525,018)	—	—
Nomura Global Financial Products, Inc.	1	—	(1)	—	—	—	—	—
Royal Bank of Scotland PLC	12,213	—	(12,213)	—	—	—	—	—
Standard Chartered Bank	626,526	(238,261)	—	388,265	238,261	(238,261)	—	—
UBS AG	774,195	(774,195)	—	—	1,062,185	(774,195)	—	287,990
Westpac Banking Corp.	—	—	—	—	43,370	—	—	43,370
Other Derivatives (C)	18,916,949	—	—	18,916,949	89,253,100	—	—	89,253,100

Total	$63,875,140	$(25,141,553)	$(6,433,245)	$32,300,342	$133,321,782	$(25,141,553)	$(13,572,795)	$94,607,434

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

7. RISK FACTOR

Investing in the Portfolio may involve certain risks, as discussed in the Portfolio’s prospectus, including but not limited to the following:

Fixed income risk: The market prices of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines.

8. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

8. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

As of June 30, 2016, the percentage of Portfolio net assets owned by affiliated investors are as follows:

Portfolio	Value	Percentage of Net Assets
Transamerica Asset Allocation – Conservative VP	$164,907,929	6.38%
Transamerica Asset Allocation – Moderate Growth VP	225,369,237	8.73
Transamerica Asset Allocation – Moderate VP	492,095,910	19.06
Transamerica BlackRock Tactical Allocation VP	372,823,900	14.44
Transamerica International Moderate Growth VP	53,915,737	2.09
Total	$1,309,112,713	50.70%

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $250 million	0.68%	0.65%
Over $250 million up to $500 million	0.67%	0.64%
Over $500 million up to $750 million	0.66%	0.63%
Over $750 million up to $1 billion	0.63%	0.60%
Over $1 billion up to $3 billion	0.60%	0.57%
Over $3 billion	0.57%	0.54%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.80%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

8. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 315,963,509	$ 214,923,556	$ 274,553,146	$ 229,752,084

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica PIMCO Total Return VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Pacific Investment Management Company LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period, in line with the median for the past 5- and 10-year periods and below the median for the past 3-year period. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its benchmark for the past 1-, 5- and 10-year periods and below its benchmark for the past 3-year period.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PIMCO Total Return VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PineBridge Inflation Opportunities VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio
Initial Class	$1,000.00	$1,050.40	$3.31	$1,021.60	$3.27	0.65%
Service Class	1,000.00	1,048.70	4.58	1,020.40	4.52	0.90

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Portfolio Characteristics	Years
Average Maturity §	8.07
Duration †	6.72

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	57.0%
AAA	20.4
AA	6.1
A	5.2
BBB	15.1
BB	3.6
NR (Not Rated)	4.6
Net Other Assets (Liabilities) ^	(12.0)
Total	100.0%

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITY - 0.6%
American Express Credit Account Master Trust Series 2013-1, Class A, 0.86% (A), 02/16/2021	$ 1,050,000	$ 1,052,408

Total Asset-Backed Security (Cost $1,053,486)		1,052,408

CORPORATE DEBT SECURITIES - 18.2%
Automobiles - 0.5%
Daimler Finance North America LLC 1.40% (A), 07/05/2019 (B) (C)	1,000,000	1,000,000

Banks - 6.4%
Bank of America Corp.
1.95% (A), 11/19/2024, MTN	5,000,000	4,612,500
6.30% (A), 03/10/2026 (D) (E)	449,000	477,062
Branch Banking & Trust Co. 0.95% (A), 05/23/2017, MTN	475,000	474,419
Citigroup, Inc.
Zero Coupon, 03/27/2025, MTN	1,000,000	955,790
1.54% (A), 12/07/2018	650,000	650,001
3.63% (A), 03/30/2020, MTN	2,000,000	2,100,360
6.25% (A), 08/15/2026 (D) (E)	229,000	235,297
Corestates Capital II 1.28% (A), 01/15/2027 (C)	219,000	184,508
Eksportfinans ASA 5.50%, 06/26/2017, MTN	700,000	724,416
JPMorgan Chase Capital XIII 1.58% (A), 09/30/2034	657,000	523,957
Standard Chartered PLC 6.41% (A), 01/30/2017 (C) (D) (E)	700,000	630,000
SunTrust Capital III 1.30% (A), 03/15/2028	215,000	170,388
Wachovia Capital Trust II 1.13% (A), 01/15/2027	318,000	267,915
Wells Fargo Capital II 1.14% (A), 01/30/2027	227,000	191,248

		12,197,861

Beverages - 0.2%
Molson Coors Brewing Co.
1.45%, 07/15/2019 (B)	189,000	189,478
2.10%, 07/15/2021 (B)	189,000	189,575

		379,053

Capital Markets - 1.2%
Credit Suisse Group Funding Guernsey, Ltd. 2.92% (A), 04/16/2021 (C)	757,000	763,207
Goldman Sachs Capital II 4.00% (A), 08/01/2016 (E)	533,000	399,174
Goldman Sachs Capital III 4.00% (A), 08/01/2016 (D) (E)	267,000	199,628
Goldman Sachs Group, Inc. 1.80% (A), 04/23/2020	425,000	423,763
Morgan Stanley 1.08% (A), 10/18/2016, MTN	250,000	250,093
State Street Capital Trust IV 1.65% (A), 06/01/2077	228,000	190,455

		2,226,320

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 0.1%
RPM International, Inc. 5.25%, 06/01/2045	$ 181,000	$ 184,510

Consumer Finance - 0.6%
Navient Corp.
3.00% (A), 12/15/2020, MTN	189,000	154,640
3.27% (A), 05/03/2019, MTN	1,000,000	904,100

		1,058,740

Containers & Packaging - 0.1%
Amcor Finance USA, Inc. 3.63%, 04/28/2026 (C)	103,000	105,855

Diversified Financial Services - 1.7%
Hartford Life Institutional Funding 3.43% (A), 05/08/2018, MTN (C)	2,000,000	2,014,020
JPMorgan Chase & Co. 1.08% (A), 11/18/2016, MTN	1,250,000	1,251,116

		3,265,136

Electric Utilities - 0.1%
Electricite de France SA 1.15%, 01/20/2017 (C) (D)	100,000	100,000

Insurance - 3.0%
Allstate Life Global Funding Trusts 1.28% (A), 11/25/2016, MTN	4,559,000	4,540,764
Chubb Corp. 6.38% (A), 03/29/2067	1,000,000	870,000
XLIT, Ltd. 6.50% (A), 04/15/2017 (E)	500,000	347,500

		5,758,264

Metals & Mining - 2.4%
Anglo American Capital PLC 2.63%, 09/27/2017 (C)	200,000	199,000
Freeport-McMoRan, Inc. 2.30%, 11/14/2017	452,000	444,090
Glencore Finance Canada, Ltd. 2.70%, 10/25/2017 (C) (D)	230,000	229,138
Glencore Funding LLC
1.69% (A), 04/16/2018 (C)	905,000	868,800
4.13%, 05/30/2023 (C) (D)	683,000	628,360
Goldcorp, Inc.
2.13%, 03/15/2018	893,000	894,308
3.63%, 06/09/2021 (D)	683,000	703,551
5.45%, 06/09/2044 (D)	500,000	505,446

		4,472,693

Multi-Utilities - 0.0% (F)
Dominion Resources, Inc. 2.96% (G), 07/01/2019	70,000	71,262

Oil, Gas & Consumable Fuels - 1.4%
Anadarko Petroleum Corp.
4.85%, 03/15/2021	2,060,000	2,184,865
6.45%, 09/15/2036	375,000	432,042
6.60%, 03/15/2046	44,000	53,130
Western Gas Partners, LP 4.65%, 07/01/2026 (B)	75,000	75,677

		2,745,714

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Investment Trusts - 0.3%
Omega Healthcare Investors, Inc.
4.38%, 08/01/2023 (B)	$ 456,000	$ 458,266
4.50%, 04/01/2027	160,000	159,363

		617,629

Real Estate Management & Development - 0.1%
Vonovia Finance BV 3.20%, 10/02/2017 (H)	200,000	203,929

Technology Hardware, Storage & Peripherals - 0.1%
Diamond 1 Finance Corp. /Diamond 2 Finance Corp. 3.48%, 06/01/2019 (C) (D)	214,000	219,224

Textiles, Apparel & Luxury Goods - 0.0% (F)
Under Armour, Inc. 3.25%, 06/15/2026	54,000	54,523

Total Corporate Debt Securities (Cost $35,400,212)		34,660,713

FOREIGN GOVERNMENT OBLIGATIONS - 15.8%
Australia - 0.8%
Australia Government Bond 1.00%, 11/21/2018 (H)	AUD 2,000,000	1,568,253

Canada - 5.3%
Canada Government Real Return Bond 4.25%, 12/01/2021	CAD 10,270,724	10,017,364

France - 1.1%
France Government Bond OAT 0.10%, 03/01/2025 (H)	EUR 1,803,870	2,153,368

Italy - 1.7%
Italy Buoni Poliennali del Tesoro
0.10%, 05/15/2022 (H)	1,510,845	1,672,804
2.10%, 09/15/2021 (H)	1,299,000	1,603,597

		3,276,401

Mexico - 1.0%
Mexico Udibonos
Series S,
2.50%, 12/10/2020	MXN 15,216,732	842,430
4.50%, 12/04/2025	17,264,763	1,076,480

		1,918,910

Spain - 0.9%
Spain Government Inflation-Linked Bond 0.55%, 11/30/2019 (H)	EUR 1,500,765	1,718,469

United Kingdom - 5.0%
U.K. Gilt Inflation-Linked 0.13%, 11/22/2019 - 03/22/2024 (H)	GBP 6,373,890	9,461,429

Total Foreign Government Obligations (Cost $31,398,525)		30,114,194

MORTGAGE-BACKED SECURITIES - 0.1%
COMM Mortgage Trust Series 2015-CR24, Class A2, 3.02%, 08/10/2055	$ 73,700	77,802
CSAIL Commercial Mortgage Trust Series 2015-C1, Class A2, 2.97%, 04/15/2050	44,000	45,663

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II Series 2015-GC30, Class A2, 2.73%, 05/10/2050	$ 82,500	$ 85,630

Total Mortgage-Backed Securities (Cost $205,811)		209,095

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.6%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
2.10% (A), 04/25/2024 - 08/25/2024	2,598,278	2,598,502
2.65% (A), 02/25/2024 - 03/25/2025	1,750,000	1,764,194
Federal National Mortgage Association Connecticut Avenue Securities
2.05% (A), 01/25/2024	282,965	282,788
2.45% (A), 10/25/2023	254,644	255,857

Total U.S. Government Agency Obligations (Cost $4,882,532)		4,901,341

U.S. GOVERNMENT OBLIGATIONS - 54.4%
U.S. Treasury Inflation Indexed Bond
0.63%, 02/15/2043	2,601,250	2,531,849
0.75%, 02/15/2042 - 02/15/2045	6,405,216	6,428,242
1.00%, 02/15/2046	3,132,144	3,381,410
1.38%, 02/15/2044	2,575,363	2,977,127
1.75%, 01/15/2028	114,190	133,497
2.00%, 01/15/2026	2,410,580	2,835,852
2.13%, 02/15/2040	885,440	1,157,563
2.38%, 01/15/2025 - 01/15/2027	16,279,659	19,749,502
2.50%, 01/15/2029	557,110	705,876
3.63%, 04/15/2028	1,035,342	1,432,439
3.88%, 04/15/2029	3,055,899	4,401,448
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2017 - 07/15/2024	24,742,063	25,203,528
0.25%, 01/15/2025 (D)	252,500	256,347
0.38%, 07/15/2025	1,018,858	1,049,106
0.63%, 07/15/2021 - 01/15/2026	9,047,401	9,524,264
1.13%, 01/15/2021	5,763,167	6,164,035
1.25%, 07/15/2020	9,269,059	9,960,132
1.38%, 01/15/2020 (D)	4,314,414	4,606,478
1.63%, 01/15/2018	1,141,900	1,185,093
2.63%, 07/15/2017	115,424	120,137

Total U.S. Government Obligations (Cost $100,027,062)		103,803,925

	Shares	Value
PREFERRED STOCKS - 2.1%
Banks - 0.2%
US Bancorp Series A, 3.50% (A) (D)	500	423,125

Consumer Finance - 1.6%
Navient Corp.
2.85% (A)	95,427	2,360,864
2.90% (A)	30,888	745,945

		3,106,809

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Insurance - 0.2%
Prudential Financial, Inc. 3.25% (A)	10,368	$ 265,836

Multi-Utilities - 0.1%
DTE Energy Co. Series B, 5.38%	5,515	143,500

Total Preferred Stocks (Cost $3,897,060)		3,939,270

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.0% (F)
U.S. Treasury Bill
0.23% (I), 07/07/2016 - 07/21/2016	$ 67,000	66,997
0.31% (I), 08/18/2016	20,000	19,994

Total Short-Term U.S. Government Obligations (Cost $86,987)		86,991

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (I)	8,851,705	8,851,705

Total Securities Lending Collateral (Cost $8,851,705)		8,851,705

	Principal	Value
REPURCHASE AGREEMENT - 13.6%

State Street Bank & Trust Co.
0.03% (I), dated 06/30/2016, to be repurchased at $25,963,315 on 07/01/2016. Collateralized by a U.S. Government Obligation, 3.63%, due 08/15/2019, and with a value of $26,486,250.

	$ 25,963,294	$ 25,963,294

Total Repurchase Agreement (Cost $25,963,294)		25,963,294

Total Investments (Cost $211,766,674) (J)		213,582,936
Net Other Assets (Liabilities) - (12.0)%		(22,855,897)

Net Assets - 100.0%		$ 190,727,039

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPM	07/13/2016	EUR	995,210	USD	1,096,535	$8,418	$—
JPM	07/13/2016	USD	1,128,726	EUR	995,210	23,773	—
JPM	07/15/2016	USD	2,687,542	EUR	2,378,206	46,883	—
JPM	07/20/2016	USD	4,445,720	EUR	3,941,310	68,599	—
JPM	08/01/2016	USD	9,618,940	GBP	7,126,735	128,822	—

Total						$276,495	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Security	$—	$1,052,408	$—	$1,052,408
Corporate Debt Securities	—	34,660,713	—	34,660,713
Foreign Government Obligations	—	30,114,194	—	30,114,194
Mortgage-Backed Securities	—	209,095	—	209,095
U.S. Government Agency Obligations	—	4,901,341	—	4,901,341
U.S. Government Obligations	—	103,803,925	—	103,803,925
Preferred Stocks	3,939,270	—	—	3,939,270
Short-Term U.S. Government Obligations	—	86,991	—	86,991
Securities Lending Collateral	8,851,705	—	—	8,851,705
Repurchase Agreement	—	25,963,294	—	25,963,294

Total Investments	$12,790,975	$200,791,961	$—	$213,582,936

Other Financial Instruments
Forward Foreign Currency Contracts (L)	$—	$276,495	$—	$276,495

Total Other Financial Instruments	$—	$276,495	$—	$276,495

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2016.
(B)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after June 30, 2016.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the total value of 144A securities is $6,942,112, representing 3.6% of the Portfolio’s net assets.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $8,671,508. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of June 30, 2016; the maturity date disclosed is the ultimate maturity date.
(H)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2016, the total value of Regulation S securities is $18,381,849, representing 9.6% of the Portfolio’s net assets.
(I)	Rates disclosed reflect the yields at June 30, 2016.
(J)	Aggregate cost for federal income tax purposes is $211,766,674. Aggregate gross unrealized appreciation and depreciation for all securities is $4,144,063 and $2,327,801, respectively. Net unrealized appreciation for tax purposes is $1,816,262.
(K)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(L)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
USD	United States Dollar

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

COUNTERPARTY ABBREVIATION:

JPM	JPMorgan Chase Bank, N.A.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PineBridge Inflation Opportunities VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Investments, at value (cost $185,803,380) (including securities loaned of $8,671,508)	$187,619,642
Repurchase agreement, at value (cost $25,963,294)	25,963,294
Cash on deposit with broker	6
Receivables:
Investments sold	1,319,294
Interest	645,083
Dividends	9,525
Tax reclaims	1,372
Net income from securities lending	1,723
Prepaid expenses	816
Unrealized appreciation on forward foreign currency contracts	276,495

Total assets	215,837,250

Liabilities:
Due to custodian	11,250
Foreign currency overdraft, at value (cost $9,526,709)	9,487,151
Payables and other liabilities:
Shares redeemed	14,760
Investments purchased	4,657,556
When-issued, delayed-delivery, and forward commitment securities purchased	1,907,491
Investment management fees	89,749
Distribution and service fees	38,683
Transfer agent fees	501
Trustees, CCO and deferred compensation fees	428
Audit and tax fees	9,524
Custody fees	8,495
Legal fees	4,760
Printing and shareholder reports fees	26,059
Other	2,099
Collateral for securities on loan	8,851,705

Total liabilities	25,110,211

Net assets	$190,727,039

Net assets consist of:
Capital stock ($0.01 par value)	$188,317
Additional paid-in capital	204,413,665
Undistributed (distributions in excess of) net investment income (loss)	1,675,562
Accumulated net realized gain (loss)	(17,553,452)
Net unrealized appreciation (depreciation) on:
Investments	1,816,262
Translation of assets and liabilities denominated in foreign currencies	186,685

Net assets	$190,727,039

Net assets by class:
Initial Class	$10,019
Service Class	190,717,020

Shares outstanding:
Initial Class	1,001
Service Class	18,830,708

Net asset value and offering price per share:
Initial Class	$10.01
Service Class	10.13

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Dividend income	$52,958
Interest income	1,515,917
Net income (loss) from securities lending	12,242

Total investment income	1,581,117

Expenses:
Investment advisory fees	168,471
Investment management fees	360,749
Distribution and service fees:
Service Class	232,060
Administration fees	9,189
Transfer agent fees	1,441
Trustees, CCO and deferred compensation fees	2,581
Audit and tax fees	12,459
Custody fees	32,223
Legal fees	5,172
Printing and shareholder reports fees	11,210
Other	3,077

Total expenses	838,632

Net investment income (loss)	742,485

Net realized gain (loss) on:
Investments	(1,171,636)
Futures contracts	(100,769)
Foreign currency transactions	(454,530)

Net realized gain (loss)	(1,726,935)

Net change in unrealized appreciation (depreciation) on:
Investments	9,619,608
Futures contracts	(8,713)
Translation of assets and liabilities denominated in foreign currencies	164,352

Net change in unrealized appreciation (depreciation)	9,775,247

Net realized and change in unrealized gain (loss)	8,048,312

Net increase (decrease) in net assets resulting from operations	$8,790,797

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PineBridge Inflation Opportunities VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$742,485	$470,532
Net realized gain (loss)	(1,726,935)	865,136
Net change in unrealized appreciation (depreciation)	9,775,247	(7,072,650)

Net increase (decrease) in net assets resulting from operations	8,790,797	(5,736,982)

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(144)
Service Class	—	(2,439,487)

Total dividends and/or distributions from net investment income	—	(2,439,631)

Capital share transactions:
Proceeds from shares sold:
Service Class	5,955,554	17,673,691

	5,955,554	17,673,691

Dividends and/or distributions reinvested:
Initial Class	—	144
Service Class	—	2,439,487

	—	2,439,631

Cost of shares redeemed:
Service Class	(16,340,720)	(16,613,992)

	(16,340,720)	(16,613,992)

Net increase (decrease) in net assets resulting from capital share transactions	(10,385,166)	3,499,330

Net increase (decrease) in net assets	(1,594,369)	(4,677,283)

Net assets:
Beginning of period/year	192,321,408	196,998,691

End of period/year	$190,727,039	$192,321,408

Undistributed (distributions in excess of) net investment income (loss)	$1,675,562	$933,077

Capital share transactions - shares:
Shares issued:
Service Class	600,495	1,766,923

	600,495	1,766,923

Shares reinvested:
Initial Class	—	15
Service Class	—	247,663

	—	247,678

Shares redeemed:
Service Class	(1,678,405)	(1,660,485)

	(1,678,405)	(1,660,485)

Net increase (decrease) in shares outstanding:
Initial Class	—	15
Service Class	(1,077,910)	354,101

	(1,077,910)	354,116

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PineBridge Inflation Opportunities VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014		December 31, 2013		December 31, 2012		December 31, 2011 (A)
Net asset value, beginning of period/year	$9.53		$9.94	$9.65		$11.47		$10.78		$10.00

Investment operations:
Net investment income (loss) (B)	0.05		0.05	0.30		0.07		0.09		0.14
Net realized and unrealized gain (loss)	0.43		(0.31)	0.05		(1.45)		0.78		0.64

Total investment operations	0.48		(0.26)	0.35		(1.38)		0.87		0.78

Dividends and/or distributions to shareholders:
Net investment income	—		(0.15)	(0.06)		(0.05)		(0.03)		—
Net realized gains	—		—	—		(0.39)		(0.15)		—

Total dividends and/or distributions to shareholders	—		(0.15)	(0.06)		(0.44)		(0.18)		—

Net asset value, end of period/year	$10.01		$9.53	$9.94		$9.65		$11.47		$10.78

Total return (C)	5.04	%(D)	(2.68)%	3.58%		(12.01)%		8.12%		7.80	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$10		$9	$10		$1,917		$365		$10,786
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.65	%(E)	0.64%	0.89	%(F)	0.91	%(F)	0.87	%(F)	0.92	%(E)
Including waiver and/or reimbursement and recapture	0.65	%(E)	0.64%	0.89	%(F)	0.91	%(F)	0.88	%(F)	0.90	%(E)
Net investment income (loss) to average net assets	1.05	%(E)	0.47%	2.99	%(F)	0.68	%(F)	0.83	%(F)	0.90	%(E)
Portfolio turnover rate	40	%(D)	36%	152	%(G)	52	%(G)	409	%(G)	384	%(D)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes interest fee on sale-buyback transactions, representing 0.04%, 0.05%, and 0.04% of average net assets for the years ended December 31, 2014, December 31, 2013, and December 31, 2012, respectively.
(G)	Excludes sale-buyback transactions.

For a share outstanding during the periods and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014		December 31, 2013		December 31, 2012		December 31, 2011 (A)
Net asset value, beginning of period/year	$9.66		$10.07	$9.77		$11.29		$10.77		$10.00

Investment operations:
Net investment income (loss) (B)	0.04		0.02	0.14		(0.01)		0.05		0.01
Net realized and unrealized gain (loss)	0.43		(0.31)	0.19		(1.08)		0.64		0.76

Total investment operations	0.47		(0.29)	0.33		(1.09)		0.69		0.77

Dividends and/or distributions to shareholders:
Net investment income	—		(0.12)	(0.03)		(0.04)		(0.03)		—
Net realized gains	—		—	—		(0.39)		(0.14)		—

Total dividends and/or distributions to shareholders	—		(0.12)	(0.03)		(0.43)		(0.17)		—

Net asset value, end of period/year	$10.13		$9.66	$10.07		$9.77		$11.29		$10.77

Total return (C)	4.87	%(D)	(2.87)%	3.38%		(9.71)%		6.49%		7.70	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$190,717		$192,312	$196,989		$161,422		$170,079		$65,093
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.90	%(E)	0.89%	1.14	%(F)	1.16	%(F)	1.12	%(F)	1.17	%(E)
Including waiver and/or reimbursement and recapture	0.90	%(E)	0.89%	1.14	%(F)	1.16	%(F)	1.13	%(F)	1.15	%(E)
Net investment income (loss) to average net assets	0.80	%(E)	0.24%	1.41	%(F)	(0.09	)%(F)	0.43	%(F)	0.06	%(E)
Portfolio turnover rate	40	%(D)	36%	152	%(G)	52	%(G)	409	%(G)	384	%(D)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes interest fee on sale-buyback transactions, representing 0.04%, 0.05%, and 0.04% of average net assets for the years ended December 31, 2014, December 31, 2013, and December 31, 2012, respectively.
(G)	Excludes sale-buyback transactions.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PineBridge Inflation Opportunities VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2016.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2016, if any, are identified in the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2016, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income in the Statement of Operations with a corresponding adjustment to cost.

When-issued, delayed-delivery, and forward commitment transactions: The Portfolio may purchase or sell securities on a when issued, delayed-delivery, and forward commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

When-issued, delayed-delivery, and forward commitment transactions held at June 30, 2016, if any, are identified in the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, and forward commitment securities purchased or sold in the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Net income from securities lending in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$3,704,289	$—	$—	$—	$3,704,289
U.S. Government Obligations	5,049,699	—	—	—	5,049,699
Preferred Stocks	97,717	—	—	—	97,717
Total Securities Lending Transactions	$8,851,705	$—	$—	$—	$8,851,705
Total Borrowings	$8,851,705	$—	$—	$—	$8,851,705
Gross amount of recognized liabilities for securities lending transactions					$8,851,705

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2016, if any, are listed in the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable within the Statement of Assets and Liabilities.

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2016, if any, are listed in the Schedule of Investments.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2016.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Unrealized appreciation on forward foreign currency contracts	$—	$276,495	$—	$—	$—	$276,495
Total	$—	$276,495	$—	$—	$—	$276,495

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary market risk exposure as of June 30, 2016.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(100,769)	$—	$—	$—	$—	$(100,769)
Forward foreign currency contracts (A)	—	(545,288)	—	—	—	(545,288)
Total	$(100,769)	$(545,288)	$—	$—	$—	$(646,057)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(8,713)	$—	$—	$—	$—	$(8,713)
Forward foreign currency contracts (B)	—	253,055	—	—	—	253,055
Total	$(8,713)	$253,055	$—	$—	$—	$244,342

(A)	Included within Net realized gain (loss) on transactions from Foreign currency transactions on the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies on Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2016.

Futures Contracts at Notional Amount		Forward Foreign Currency Contracts at Contract Amount
Long	Short	Purchased	Sold
—	(2,871,429)	$ 342,906	$ 13,403,148

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (futures contracts, exchange traded options, and exchange traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

The following is a summary of the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2016. For financial

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

	Gross Amounts of Assets Presented in Statement of Assets and Liabilities (A)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities (A)	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Amount		Financial Instruments	Collateral Pledged (B)	Net Amount
	Assets				Liabilities
JPMorgan Chase Bank, N.A.	$276,495	$—	$—	$276,495	$—	$—	$—	$—
Total	$276,495	$—	$—	$276,495	$—	$—	$—	$—

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

7. RISK FACTOR

Investing in the Portfolio may involve certain risks, as discussed in the Portfolio’s prospectus, including but not limited to the following:

Fixed income risk: The market prices of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines.

8. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

8. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $200 million	0.58%	0.55%
Over $200 million up to $700 million	0.57%	0.54%
Over $700 million	0.54%	0.51%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit (A)	Operating Expense Limit Effective Through
0.75%	May 1, 2017

(A)	Prior to May 1, 2016, the expense limit was 0.90%.

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

8. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 46,607,092	$ 24,770,019	$ 54,437,139	$ 31,160,280

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PineBridge Inflation Opportunities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica PineBridge Inflation Opportunities VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and PineBridge Investments LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Initial Class Shares of the Portfolio was in line with the median for its peer universe for the past 1- and 3-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its primary benchmark for the past 1- and 3-year periods. The Trustees discussed with TAM the reasons for the underperformance and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on November 10, 2014 pursuant to its current investment objective and investment strategies and used a different benchmark.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PineBridge Inflation Opportunities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica PineBridge Inflation Opportunities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica ProFund UltraBear VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio (C)
Service Class	$1,000.00	$898.90	$5.81	$1,018.70	$6.17	1.23%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or ETFs in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
Short-Term Investment Companies	76.0%
Repurchase Agreement	19.0
Net Other Assets (Liabilities)^	5.0
Total	100.0%

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica ProFund UltraBear VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 76.0%
Money Market Funds - 76.0%
SSgA Money Market Fund	8,660,572	$ 8,660,572
SSgA Prime Money Market Fund	8,660,572	8,660,572
State Street Institutional Liquid Reserves Fund	8,660,571	8,660,571
State Street Institutional U.S. Government Money Market Fund	8,660,571	8,660,571

Total Short-Term Investment Companies (Cost $34,642,286)		34,642,286

	Principal	Value
REPURCHASE AGREEMENT - 19.0%

State Street Bank & Trust Co. 0.03% (A), dated 06/30/2016, to be repurchased at $8,660,579 on 07/01/2016. Collateralized by a U.S. Government Obligation, 3.38%, due 11/15/2019, and with a value of $8,836,987.

	$ 8,660,571	$ 8,660,571

Total Repurchase Agreement (Cost $8,660,571)		8,660,571

Total Investments (Cost $43,302,857) (B)		43,302,857
Net Other Assets (Liabilities) - 5.0%		2,287,173

Net Assets - 100.0%		$ 45,590,030

FUTURES CONTRACTS: (C)

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Short	(892)	09/16/2016	$—	$(139,142)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Short-Term Investment Companies	$34,642,286	$—	$—	$34,642,286
Repurchase Agreement	—	8,660,571	—	8,660,571

Total Investments	$34,642,286	$8,660,571	$—	$43,302,857

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(139,142)	$—	$—	$(139,142)

Total Other Financial Instruments	$(139,142)	$—	$—	$(139,142)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at June 30, 2016.
(B)	Aggregate cost for federal income tax purposes is $43,302,857.
(C)	Cash in the amount of $4,121,040 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(E)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica ProFund UltraBear VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Unaffiliated investments, at value (cost $34,642,286)	$34,642,286
Repurchase agreement, at value (cost $8,660,571)	8,660,571
Cash on deposit with broker	4,121,040
Receivables:
Interest	314
Prepaid expenses	426

Total assets	47,424,637

Liabilities:
Payables and other liabilities:
Shares redeemed	830,263
Investment management fees	29,693
Distribution and service fees	8,193
Transfer agent fees	44
Trustees, CCO and deferred compensation fees	159
Audit and tax fees	5,723
Custody fees	921
Legal fees	48
Printing and shareholder reports fees	19,976
Other	226
Variation margin payable	939,361

Total liabilities	1,834,607

Net assets	$45,590,030

Net assets consist of:
Capital stock ($0.01 par value)	$572,461
Additional paid-in capital	196,197,170
Undistributed (distributions in excess of) net investment income (loss)	(291,334)
Accumulated net realized gain (loss)	(150,749,125)
Net unrealized appreciation (depreciation) on:
Futures contracts	(139,142)

Net assets	$45,590,030

Shares outstanding	57,246,066

Net asset value and offering price per share	$0.80

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Interest income from unaffiliated investments	$10,920

Total investment income	10,920

Expenses:
Investment advisory fees	82,446
Investment management fees	130,891
Distribution and service fees	61,434
Administration fees	2,910
Transfer agent fees	323
Trustees, CCO and deferred compensation fees	554
Audit and tax fees	5,760
Custody fees	5,591
Legal fees	669
Printing and shareholder reports fees	1,079
Other	318

Total expenses before waiver and/or reimbursement and recapture	291,975

Expense waived and/or reimbursed	(106)
Recapture of previously waived and/or reimbursed fees	10,385

Net expenses	302,254

Net investment income (loss)	(291,334)

Net realized gain (loss) on:
Futures contracts	(10,145,519)

Net realized gain (loss)	(10,145,519)

Net change in unrealized appreciation (depreciation) on:
Futures contracts	33,503

Net change in unrealized appreciation (depreciation)	33,503

Net realized and change in unrealized gain (loss)	(10,112,016)

Net increase (decrease) in net assets resulting from operations	$(10,403,350)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica ProFund UltraBear VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$(291,334)	$(268,393)
Net realized gain (loss)	(10,145,519)	(4,920,257)
Net change in unrealized appreciation (depreciation)	33,503	493,729

Net increase (decrease) in net assets resulting from operations	(10,403,350)	(4,694,921)

Capital share transactions:
Proceeds from shares sold	50,472,477	31,725,872
Cost of shares redeemed	(28,326,903)	(11,569,990)

Net increase (decrease) in net assets resulting from capital share transactions	22,145,574	20,155,882

Net increase (decrease) in net assets	11,742,224	15,460,961

Net assets:
Beginning of period/year	33,847,806	18,386,845

End of period/year	$45,590,030	$33,847,806

Undistributed (distributions in excess of) net investment income (loss)	$(291,334)	$—

Capital share transactions - shares:
Shares issued	51,255,947	31,405,956
Shares redeemed	(32,135,598)	(12,505,912)

Net increase (decrease) in shares outstanding	19,120,349	18,900,044

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$0.89		$0.96	$1.29	$2.35	$3.33	$4.16

Investment operations:
Net investment income (loss) (A)(B)	(0.01)		(0.01)	(0.01)	(0.02)	(0.03)	(0.05)
Net realized and unrealized gain (loss)	(0.08)		(0.06)	(0.32)	(1.04)	(0.95)	(0.78)

Total investment operations	(0.09)		(0.07)	(0.33)	(1.06)	(0.98)	(0.83)

Net asset value, end of period/year	$0.80		$0.89	$0.96	$1.29	$2.35	$3.33

Total return (C)	(10.11	)%(D)	(7.29)%	(25.58)%	(45.11)%	(29.43)%	(19.95)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$45,590		$33,848	$18,387	$18,501	$94,919	$143,971
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.19	%(F)	1.24%	1.32%	1.26%	1.20%	1.19%
Including waiver and/or reimbursement and recapture	1.23	%(F)	1.23%	1.23%	1.23%	1.22%	1.23%
Net investment income (loss) to average net assets (B)	(1.19	)%(F)	(1.22)%	(1.22)%	(1.21)%	(1.19)%	(1.21)%
Portfolio turnover rate (G)	—	%(D)	—%	—%	—%	—%	—%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica ProFund UltraBear VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2016.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolio’s exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2016, if any, are listed in the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2016.

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized depreciation on futures contracts (A) (B)	$—	$—	$(139,142)	$—	$—	$(139,142)
Total	$—	$—	$(139,142)	$—	$—	$(139,142)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary market risk exposure as of June 30, 2016.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(10,145,519)	$—	$—	$(10,145,519)
Total	$—	$—	$(10,145,519)	$—	$—	$(10,145,519)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$33,503	$—	$—	$33,503
Total	$—	$—	$33,503	$—	$—	$33,503

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2016.

Futures Contracts at Notional Amount
Long	Short
—	(47,457)

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $250 million	0.88%	0.85%
Over $250 million up to $750 million	0.83%	0.80%
Over $750 million	0.78%	0.75%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.98%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, the balances available for recapture by TAM for the Portfolio are as follows:

Amounts Available from Fiscal Years
2014	2015	2016	Total
$ 11,577	$ 7,601	$ 106	$ 19,284

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

7. PURCHASES AND SALES OF SECURITIES

During the period ended June 30, 2016, there were no proceeds from securities purchased or securities sold (excluding short-term securities).

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica ProFund UltraBear VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica ProFund UltraBear VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and ProFund Advisors LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its benchmark for the past 1-, 3- and 5-year periods. The Board considered that the Portfolio’s investment objective is to seek returns that are twice the inverse of the Portfolio’s benchmark and that the Portfolio’s underperformance relative to the benchmark (the S&P 500) was consistent with its investment approach given the leveraged nature of the Portfolio and the positive market environment during the relevant periods.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica ProFund UltraBear VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica ProFund UltraBear VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation –Conservative VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,033.40	$2.93	$1,022.00	$2.92	0.58%
Service Class	1,000.00	1,032.60	4.19	1,020.70	4.17	0.83

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or ETFs in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	60.1%
U.S. Equity Funds	15.2
Repurchase Agreement	12.1
Securities Lending Collateral	6.6
International Equity Funds	6.4
International Fixed Income Fund	4.4
Net Other Assets (Liabilities)	(4.8)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 86.1%
International Equity Funds - 6.4%
iShares Edge MSCI Min Vol EAFE ETF	165,973	$ 11,018,947
Vanguard FTSE All-World ex-US ETF (A)	346,170	14,833,385
Vanguard Total International Stock ETF	111,025	4,938,392

		30,790,724

International Fixed Income Fund - 4.4%
Vanguard Total International Bond ETF	383,518	21,361,953

U.S. Equity Funds - 15.2%
iShares Core S&P 500 ETF (A)	71,004	14,960,543
iShares Edge MSCI Min Vol USA ETF (A)	180,755	8,352,688
iShares Russell 1000 ETF (A)	382,686	44,735,993
Vanguard Small-Cap Growth ETF (A)	23,630	2,927,757
Vanguard Small-Cap Value ETF (A)	27,891	2,938,596

		73,915,577

U.S. Fixed Income Funds - 60.1%
iShares Core U.S. Aggregate Bond ETF	606,363	68,258,283
iShares TIPS Bond ETF	41,711	4,866,422
SPDR Barclays Convertible Securities ETF (A)	346,841	15,205,509
Vanguard Total Bond Market ETF	2,410,459	203,201,694

		291,531,908

Total Exchange-Traded Funds (Cost $410,103,080)		417,600,162

	Shares	Value
SECURITIES LENDING COLLATERAL - 6.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (B)	32,311,697	$ 32,311,697

Total Securities Lending Collateral (Cost $32,311,697)		32,311,697

	Principal	Value
REPURCHASE AGREEMENT - 12.1%
State Street Bank & Trust Co. 0.03% (B), dated 06/30/2016, to be repurchased at $58,664,245 on 07/01/2016. Collateralized by a U.S. Government Obligation, 3.63%, due 08/15/2019, and with a value of $59,839,307.	$ 58,664,196	58,664,196

Total Repurchase Agreement (Cost $58,664,196)		58,664,196

Total Investments (Cost $501,078,973) (C)		508,576,055
Net Other Assets (Liabilities) - (4.8)%		(23,390,445)

Net Assets - 100.0%		$ 485,185,610

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$417,600,162	$—	$—	$417,600,162
Securities Lending Collateral	32,311,697	—	—	32,311,697
Repurchase Agreement	—	58,664,196	—	58,664,196

Total Investments	$449,911,859	$58,664,196	$—	$508,576,055

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $31,647,626. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2016.
(C)	Aggregate cost for federal income tax purposes is $501,078,973. Aggregate gross unrealized appreciation and depreciation for all securities is $9,124,948 and $1,627,866, respectively. Net unrealized appreciation for tax purposes is $7,497,082.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Conservative VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Unaffiliated investments, at value (cost $442,414,777) (including securities loaned of $31,647,626)	$449,911,859
Repurchase agreement, at value (cost $58,664,196)	58,664,196
Receivables:
Investments sold	9,531,446
Interest	49
Net income from securities lending	22,964
Prepaid expenses	2,157

Total assets	518,132,671

Liabilities:
Payables and other liabilities:
Shares redeemed	219,254
Investment management fees	218,320
Distribution and service fees	97,914
Transfer agent fees	1,158
Trustees, CCO and deferred compensation fees	968
Audit and tax fees	9,718
Custody fees	7,790
Legal fees	11,019
Printing and shareholder reports fees	64,248
Other	4,975
Collateral for securities on loan	32,311,697

Total liabilities	32,947,061

Net assets	$485,185,610

Net assets consist of:
Capital stock ($0.01 par value)	$464,766
Additional paid-in capital	483,593,883
Undistributed (distributions in excess of) net investment income (loss)	8,577,081
Accumulated net realized gain (loss)	(14,947,202)
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	7,497,082

Net assets	$485,185,610

Net assets by class:
Initial Class	$4,339,094
Service Class	480,846,516

Shares outstanding:
Initial Class	412,462
Service Class	46,064,147

Net asset value and offering price per share:
Initial Class	$10.52
Service Class	10.44

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$4,361,848
Interest income from unaffiliated investments	18,365
Net income (loss) from securities lending	131,772

Total investment income	4,511,985

Expenses:
Investment advisory fees	398,779
Investment management fees	883,779
Distribution and service fees:
Service Class	585,231
Administration fees	22,879
Transfer agent fees	3,537
Trustees, CCO and deferred compensation fees	6,549
Audit and tax fees	9,444
Custody fees	11,927
Legal fees	12,512
Printing and shareholder reports fees	25,689
Other	6,038

Total expenses	1,966,364

Net investment income (loss)	2,545,621

Net realized gain (loss) on:
Unaffiliated investments	(2,163,923)

Net realized gain (loss)	(2,163,923)

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	14,867,257

Net change in unrealized appreciation (depreciation)	14,867,257

Net realized and change in unrealized gain (loss)	12,703,334

Net increase (decrease) in net assets resulting from operations	$15,248,955

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Conservative VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015

From operations:
Net investment income (loss)	$2,545,621	$6,034,759
Net realized gain (loss)	(2,163,923)	(8,480,456)
Net change in unrealized appreciation (depreciation)	14,867,257	(9,249,221)

Net increase (decrease) in net assets resulting from operations	15,248,955	(11,694,918)

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(56,481)
Service Class	—	(4,723,542)

Total dividends and/or distributions from net investment income	—	(4,780,023)

Net realized gains:
Initial Class	—	(135,172)
Service Class	—	(13,677,124)

Total dividends and/or distributions from net realized gains	—	(13,812,296)

Total dividends and/or distributions to shareholders	—	(18,592,319)

Capital share transactions:
Proceeds from shares sold:
Initial Class	175,603	3,849,046
Service Class	11,964,144	61,239,323

	12,139,747	65,088,369

Dividends and/or distributions reinvested:
Initial Class	—	191,653
Service Class	—	18,400,666

	—	18,592,319

Cost of shares redeemed:
Initial Class	(276,894)	(5,150,410)
Service Class	(13,104,463)	(27,783,663)

	(13,381,357)	(32,934,073)

Net increase (decrease) in net assets resulting from capital share transactions	(1,241,610)	50,746,615

Net increase (decrease) in net assets	14,007,345	20,459,378

Net assets:
Beginning of period/year	471,178,265	450,718,887

End of period/year	$485,185,610	$471,178,265

Undistributed (distributions in excess of) net investment income (loss)	$8,577,081	$6,031,460

Capital share transactions - shares:
Shares issued:
Initial Class	17,216	349,842
Service Class	1,174,806	5,711,409

	1,192,022	6,061,251

Shares reinvested:
Initial Class	—	18,753
Service Class	—	1,811,089

	—	1,829,842

Shares redeemed:
Initial Class	(27,060)	(476,162)
Service Class	(1,284,379)	(2,616,609)

	(1,311,439)	(3,092,771)

Net increase (decrease) in shares outstanding:
Initial Class	(9,844)	(107,567)
Service Class	(109,573)	4,905,889

	(119,417)	4,798,322

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Conservative VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011 (A)
Net asset value, beginning of period/year	$10.18		$10.85	$11.01	$10.51	$9.92	$10.00

Investment operations:
Net investment income (loss) (B) (C)	0.07		0.16	0.15	0.17	0.22	0.23
Net realized and unrealized gain (loss)	0.27		(0.39)	0.29	0.59	0.46	(0.31)

Total investment operations	0.34		(0.23)	0.44	0.76	0.68	(0.08)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.13)	(0.14)	(0.13)	(0.04)	—
Net realized gains	—		(0.31)	(0.46)	(0.13)	(0.05)	—

Total dividends and/or distributions to shareholders	—		(0.44)	(0.60)	(0.26)	(0.09)	—

Net asset value, end of period/year	$10.52		$10.18	$10.85	$11.01	$10.51	$9.92

Total return (D)	3.34	%(E)	(2.13)%	3.97%	7.39%	6.89%	(0.80	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,339		$4,298	$5,747	$10,602	$7,833	$5,132
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.58	%(G)	0.59%	0.58%	0.60%	0.59%	0.86	%(G)
Including waiver and/or reimbursement and recapture	0.58	%(G)	0.59%	0.58%	0.60%	0.60%	0.80	%(G)
Net investment income (loss) to average net assets (C)	1.32	%(G)	1.49%	1.33%	1.54%	2.12%	3.45	%(G)
Portfolio turnover rate (H)	44	%(E)	240%	158%	114%	101%	131	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

For a share outstanding during the periods and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011 (A)
Net asset value, beginning of period/year	$10.11		$10.78	$10.96	$10.48	$9.90	$10.00

Investment operations:
Net investment income (loss) (B) (C)	0.05		0.13	0.13	0.14	0.20	0.28
Net realized and unrealized gain (loss)	0.28		(0.38)	0.27	0.59	0.47	(0.38)

Total investment operations	0.33		(0.25)	0.40	0.73	0.67	(0.10)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.11)	(0.12)	(0.12)	(0.04)	—
Net realized gains	—		(0.31)	(0.46)	(0.13)	(0.05)	—

Total dividends and/or distributions to shareholders	—		(0.42)	(0.58)	(0.25)	(0.09)	—

Net asset value, end of period/year	$10.44		$10.11	$10.78	$10.96	$10.48	$9.90

Total return (D)	3.26	%(E)	(2.36)%	3.61%	7.07%	6.78%	(1.00	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$480,847		$466,880	$444,972	$363,485	$246,040	$109,991
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.83	%(G)	0.84%	0.83%	0.85%	0.84%	1.11	%(G)
Including waiver and/or reimbursement and recapture	0.83	%(G)	0.84%	0.83%	0.85%	0.85%	1.05	%(G)
Net investment income (loss) to average net assets (C)	1.08	%(G)	1.27%	1.18%	1.33%	1.97%	4.22	%(G)
Portfolio turnover rate (H)	44	%(E)	240%	158%	114%	101%	131	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica QS Investors Active Asset Allocation – Conservative VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2016.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Net income from securities lending in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$32,311,697	$—	$—	$—	$32,311,697
Total Borrowings	$32,311,697	$—	$—	$—	$32,311,697
Gross amount of recognized liabilities for securities lending transactions					$32,311,697

5. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $50 million	0.58%	0.55%
Over $50 million up to $250 million	0.56%	0.53%
Over $250 million up to $1 billion	0.54%	0.51%
Over $1 billion up to $1.5 billion	0.52%	0.49%
Over $1.5 billion up to $2.5 billion	0.51%	0.48%
Over $2.5 billion	0.50%	0.47%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.61%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

6. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 192,205,866	$ 232,225,584

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Conservative VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica QS Investors Active Asset Allocation – Conservative VP (the “Portfolio”).

Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and TAM’s management oversight process. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Initial Class Shares of the Portfolio was below the median for its peer universe for the past 1- and 3-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its composite benchmark for the past 1- and 3-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on July 1, 2015 pursuant to its current investment strategies.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Conservative VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and in light of any economies of scale experienced in the future.

Benefits to TAM and its Affiliates from their Relationships with the Portfolio

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-advisers. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Management Agreement.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,011.80	$2.90	$1,022.00	$2.92	0.58%
Service Class	1,000.00	1,008.90	4.15	1,020.70	4.17	0.83

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or ETFs in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	25.9%
U.S. Equity Funds	22.3
Repurchase Agreement	19.5
Short-Term U.S. Government Obligation	18.8
Securities Lending Collateral	17.0
International Equity Funds	9.8
International Fixed Income Fund	3.8
Net Other Assets (Liabilities)	(17.1)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 61.8%
International Equity Funds - 9.8%
iShares Edge MSCI Min Vol EAFE ETF (A)	107,372	$ 7,128,427
Vanguard FTSE All-World ex-US ETF (A)	1,117,090	47,867,306
Vanguard Total International Stock ETF	355,308	15,804,100

		70,799,833

International Fixed Income Fund - 3.8%
Vanguard Total International Bond ETF (A)	492,184	27,414,649

U.S. Equity Funds - 22.3%
iShares Core S&P 500 ETF	171,668	36,170,447
iShares Edge MSCI Min Vol USA ETF (A)	60,264	2,784,799
iShares Russell 1000 ETF (A)	930,777	108,807,831
Vanguard Small-Cap Growth ETF (A)	50,724	6,284,704
Vanguard Small-Cap Value ETF (A)	59,552	6,274,399

		160,322,180

U.S. Fixed Income Funds - 25.9%
iShares Core U.S. Aggregate Bond ETF	365,763	41,173,941
iShares TIPS Bond ETF (A)	74,330	8,672,081
SPDR Barclays Convertible Securities ETF (A)	281,208	12,328,159
Vanguard Total Bond Market ETF (A)	1,470,650	123,975,795

		186,149,976

Total Exchange-Traded Funds (Cost $440,171,701)		444,686,638

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 18.8%
U.S. Treasury Bill
0.21% (B), 09/29/2016 (A)	$ 85,050,000	84,994,547
0.23% (B), 09/29/2016 (A)	50,030,000	49,997,381

Total Short-Term U.S. Government Obligations (Cost $135,007,207)		134,991,928

	Shares	Value
SECURITIES LENDING COLLATERAL - 17.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (B)	122,011,921	$ 122,011,921

Total Securities Lending Collateral (Cost $122,011,921)		122,011,921

	Principal	Value
REPURCHASE AGREEMENT - 19.5%
State Street Bank & Trust Co. 0.03% (B), dated 06/30/2016, to be repurchased at $140,053,638 on 07/01/2016. Collateralized by U.S. Government Obligations, 1.63% - 1.75%, due 08/31/2019 - 09/30/2019, and with a total value of $142,856,450.	$ 140,053,522	140,053,522

Total Repurchase Agreement (Cost $140,053,522)		140,053,522

Total Investments (Cost $837,244,351) (C)		841,744,009
Net Other Assets (Liabilities) - (17.1)%		(122,633,034)

Net Assets - 100.0%		$ 719,110,975

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$444,686,638	$—	$—	$444,686,638
Short-Term U.S. Government Obligations	—	134,991,928	—	134,991,928
Securities Lending Collateral	122,011,921	—	—	122,011,921
Repurchase Agreement	—	140,053,522	—	140,053,522

Total Investments	$566,698,559	$275,045,450	$—	$841,744,009

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $119,510,539. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2016.
(C)	Aggregate cost for federal income tax purposes is $837,244,351. Aggregate gross unrealized appreciation and depreciation for all securities is $7,262,128 and $2,762,470, respectively. Net unrealized appreciation for tax purposes is $4,499,658.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Unaffiliated investments, at value (cost $697,190,829) (including securities loaned of $119,510,539)	$701,690,487
Repurchase agreement, at value (cost $140,053,522)	140,053,522
Receivables:
Shares sold	7,511
Interest	117
Net income from securities lending	41,118
Prepaid expenses	3,161

Total assets	841,795,916

Liabilities:
Payables and other liabilities:
Shares redeemed	73,454
Investment management fees	324,305
Distribution and service fees	141,850
Transfer agent fees	2,009
Trustees, CCO and deferred compensation fees	1,627
Audit and tax fees	11,651
Custody fees	11,386
Legal fees	18,493
Printing and shareholder reports fees	80,140
Other	8,105
Collateral for securities on loan	122,011,921

Total liabilities	122,684,941

Net assets	$719,110,975

Net assets consist of:
Capital stock ($0.01 par value)	$705,216
Additional paid-in capital	777,633,970
Undistributed (distributions in excess of) net investment income (loss)	10,136,580
Accumulated net realized gain (loss)	(73,864,449)
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	4,499,658

Net assets	$719,110,975

Net assets by class:
Initial Class	$29,165,211
Service Class	689,945,764

Shares outstanding:
Initial Class	2,835,682
Service Class	67,685,948

Net asset value and offering price per share:
Initial Class	$10.29
Service Class	10.19

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$5,043,268
Interest income from unaffiliated investments	117,009
Net income (loss) from securities lending	208,507

Total investment income	5,368,784

Expenses:
Investment advisory fees	609,622
Investment management fees	1,323,555
Distribution and service fees:
Service Class	860,546
Administration fees	35,281
Transfer agent fees	5,618
Trustees, CCO and deferred compensation fees	10,081
Audit and tax fees	11,810
Custody fees	14,891
Legal fees	20,138
Printing and shareholder reports fees	34,165
Other	9,748

Total expenses	2,935,455

Net investment income (loss)	2,433,329

Net realized gain (loss) on:
Unaffiliated investments	(11,214,649)

Net realized gain (loss)	(11,214,649)

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	15,264,417

Net change in unrealized appreciation (depreciation)	15,264,417

Net realized and change in unrealized gain (loss)	4,049,768

Net increase (decrease) in net assets resulting from operations	$6,483,097

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$2,433,329	$7,708,488
Net realized gain (loss)	(11,214,649)	(49,915,797)
Net change in unrealized appreciation (depreciation)	15,264,417	(11,099,098)

Net increase (decrease) in net assets resulting from operations	6,483,097	(53,306,407)

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(392,854)
Service Class	—	(7,426,957)

Total dividends and/or distributions from net investment income	—	(7,819,811)

Net realized gains:
Initial Class	—	(1,896,626)
Service Class	—	(43,160,557)

Total dividends and/or distributions from net realized gains	—	(45,057,183)

Total dividends and/or distributions to shareholders	—	(52,876,994)

Capital share transactions:
Proceeds from shares sold:
Initial Class	539,693	1,980,529
Service Class	7,003,779	91,236,004

	7,543,472	93,216,533

Dividends and/or distributions reinvested:
Initial Class	—	2,289,480
Service Class	—	50,587,514

	—	52,876,994

Cost of shares redeemed:
Initial Class	(2,394,158)	(3,670,510)
Service Class	(33,939,302)	(42,458,602)

	(36,333,460)	(46,129,112)

Net increase (decrease) in net assets resulting from capital share transactions	(28,789,988)	99,964,415

Net increase (decrease) in net assets	(22,306,891)	(6,218,986)

Net assets:
Beginning of period/year	741,417,866	747,636,852

End of period/year	$719,110,975	$741,417,866

Undistributed (distributions in excess of) net investment income (loss)	$10,136,580	$7,703,251

Capital share transactions - shares:
Shares issued:
Initial Class	53,225	171,964
Service Class	694,422	7,989,389

	747,647	8,161,353

Shares reinvested:
Initial Class	—	222,712
Service Class	—	4,954,703

	—	5,177,415

Shares redeemed:
Initial Class	(235,753)	(327,904)
Service Class	(3,401,749)	(3,903,235)

	(3,637,502)	(4,231,139)

Net increase (decrease) in shares outstanding:
Initial Class	(182,528)	66,772
Service Class	(2,707,327)	9,040,857

	(2,889,855)	9,107,629

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011 (A)
Net asset value, beginning of period/year	$10.17		$11.70	$11.90	$10.27	$9.30	$10.00

Investment operations:
Net investment income (loss) (B) (C)	0.05		0.14	0.17	0.16	0.19	0.82
Net realized and unrealized gain (loss)	0.07		(0.87)	0.24	1.57	0.85	(1.52)

Total investment operations	0.12		(0.73)	0.41	1.73	1.04	(0.70)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.14)	(0.10)	(0.10)	(0.07)	—
Net realized gains	—		(0.66)	(0.51)	—	—	—

Total dividends and/or distributions to shareholders	—		(0.80)	(0.61)	(0.10)	(0.07)	—

Net asset value, end of period/year	$10.29		$10.17	$11.70	$11.90	$10.27	$9.30

Total return (D)	1.18	%(E)	(6.38)%	3.42%	16.96%	11.18%	(7.00	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$29,165		$30,709	$34,540	$35,102	$30,317	$29,459
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.58	%(G)	0.58%	0.57%	0.59%	0.60%	1.07	%(G)
Including waiver and/or reimbursement and recapture	0.58	%(G)	0.58%	0.57%	0.59%	0.62%	0.80	%(G)
Net investment income (loss) to average net assets (C)	0.91	%(G)	1.22%	1.39%	1.45%	1.95%	13.27	%(G)
Portfolio turnover rate (H)	82	%(E)	454%	344%	111%	105%	270	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

For a share outstanding during the periods and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011 (A)
Net asset value, beginning of period/year	$10.10		$11.62	$11.83	$10.23	$9.29	$10.00

Investment operations:
Net investment income (loss) (B) (C)	0.03		0.11	0.14	0.15	0.20	0.54
Net realized and unrealized gain (loss)	0.06		(0.86)	0.25	1.54	0.81	(1.25)

Total investment operations	0.09		(0.75)	0.39	1.69	1.01	(0.71)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.11)	(0.09)	(0.09)	(0.07)	—
Net realized gains	—		(0.66)	(0.51)	—	—	—

Total dividends and/or distributions to shareholders	—		(0.77)	(0.60)	(0.09)	(0.07)	—

Net asset value, end of period/year	$10.19		$10.10	$11.62	$11.83	$10.23	$9.29

Total return (D)	0.89	%(E)	(6.53)%	3.23%	16.62%	10.85%	(7.10	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$689,946		$710,709	$713,097	$486,961	$195,145	$96,171
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.83	%(G)	0.83%	0.82%	0.84%	0.85%	1.32	%(G)
Including waiver and/or reimbursement and recapture	0.83	%(G)	0.83%	0.82%	0.84%	0.87%	1.05	%(G)
Net investment income (loss) to average net assets (C)	0.67	%(G)	1.00%	1.21%	1.39%	1.98%	8.81	%(G)
Portfolio turnover rate (H)	82	%(E)	454%	344%	111%	105%	270	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica QS Investors Active Asset Allocation - Moderate Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2016.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable. Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Net income from securities lending in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$71,481,433	$—	$—	$—	$71,481,433
Short-Term U.S. Government Obligations	50,530,488	—	—	—	50,530,488
Total Securities Lending Transactions	$122,011,921	$—	$—	$—	$122,011,921
Total Borrowings	$122,011,921	$—	$—	$—	$122,011,921
Gross amount of recognized liabilities for securities lending transactions					$122,011,921

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $50 million	0.58%	0.55%
Over $50 million up to $250 million	0.56%	0.53%
Over $250 million up to $1 billion	0.54%	0.51%
Over $1 billion up to $1.5 billion	0.52%	0.49%
Over $1.5 billion up to $2.5 billion	0.51%	0.48%
Over $2.5 billion	0.50%	0.47%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.67%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

6. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 422,490,068	$ 535,601,998

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica QS Investors Active Asset Allocation – Moderate Growth VP (the “Portfolio”).

Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and TAM’s management oversight process. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Initial Class Shares of the Portfolio was below the median for its peer universe for the past 1- and 3-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its composite benchmark for the past 1- and 3-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on July 1, 2015 pursuant to its current investment strategies.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and in light of any economies of scale experienced in the future.

Benefits to TAM and its Affiliates from their Relationships with the Portfolio

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-advisers. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Management Agreement.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Moderate VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,023.50	$2.82	$1,022.10	$2.82	0.56%
Service Class	1,000.00	1,021.80	4.07	1,020.80	4.07	0.81

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or ETFs in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	45.1%
U.S. Equity Funds	18.5
Repurchase Agreement	10.7
Short-Term U.S. Government Obligations	10.5
International Equity Funds	8.2
Securities Lending Collateral	8.0
International Fixed Income Fund	4.5
Net Other Assets (Liabilities)	(5.5)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 76.3%
International Equity Funds - 8.2%
iShares Edge MSCI Min Vol EAFE ETF	416,077	$ 27,623,352
Vanguard FTSE All-World ex-US ETF (A)	1,844,326	79,029,369
Vanguard Total International Stock ETF	585,221	26,030,630

		132,683,351

International Fixed Income Fund - 4.5%
Vanguard Total International Bond ETF (A)	1,313,454	73,159,388

U.S. Equity Funds - 18.5%
iShares Core S&P 500 ETF (A)	310,840	65,493,988
iShares Edge MSCI Min Vol USA ETF (A)	336,843	15,565,515
iShares Russell 1000 ETF (A)	1,680,884	196,495,340
Vanguard Small-Cap Growth ETF (A)	94,845	11,751,295
Vanguard Small-Cap Value ETF (A)	111,854	11,784,937

		301,091,075

U.S. Fixed Income Funds - 45.1%
iShares Core U.S. Aggregate Bond ETF (A)	1,486,868	167,376,731
iShares TIPS Bond ETF (A)	174,464	20,354,715
SPDR Barclays Convertible Securities ETF (A)	926,992	40,639,329
Vanguard Total Bond Market ETF	5,977,516	503,904,599

		732,275,374

Total Exchange-Traded Funds (Cost $1,218,928,036)		1,239,209,188

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 10.5%
U.S. Treasury Bill
0.21% (B), 09/29/2016	$ 90,050,000	89,991,288
0.23% (B), 09/29/2016	80,050,000	79,997,807

Total Short-Term U.S. Government Obligations (Cost $170,007,696)		169,989,095

	Shares	Value
SECURITIES LENDING COLLATERAL - 8.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (B)	129,297,945	$ 129,297,945

Total Securities Lending Collateral (Cost $129,297,945)		129,297,945

	Principal	Value
REPURCHASE AGREEMENT - 10.7%
State Street Bank & Trust Co. 0.03% (B), dated 06/30/2016, to be repurchased at $174,243,069 on 07/01/2016. Collateralized by U.S. Government Obligations, 1.63% - 3.63%, due 08/15/2019 - 08/31/2019, and with a total value of $177,730,984.	$ 174,242,924	174,242,924

Total Repurchase Agreement (Cost $174,242,924)		174,242,924

Total Investments (Cost $1,692,476,601) (C)		1,712,739,152
Net Other Assets (Liabilities) - (5.5)%		(88,655,825)

Net Assets - 100.0%		$ 1,624,083,327

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$1,239,209,188	$—	$—	$1,239,209,188
Short-Term U.S. Government Obligations	—	169,989,095	—	169,989,095
Securities Lending Collateral	129,297,945	—	—	129,297,945
Repurchase Agreement	—	174,242,924	—	174,242,924

Total Investments	$1,368,507,133	$344,232,019	$—	$1,712,739,152

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $126,624,908. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2016.
(C)	Aggregate cost for federal income tax purposes is $1,692,476,601. Aggregate gross unrealized appreciation and depreciation for all securities is $26,465,521 and $6,202,970, respectively. Net unrealized appreciation for tax purposes is $20,262,551.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Moderate VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Unaffiliated investments, at value (cost $1,518,233,677) (including securities loaned of $126,624,908)	$1,538,496,228
Repurchase agreement, at value (cost $174,242,924)	174,242,924
Receivables:
Investments sold	44,709,011
Interest	145
Net income from securities lending	85,857
Prepaid expenses	7,074

Total assets	1,757,541,239

Liabilities:
Payables and other liabilities:
Shares redeemed	231,579
Investments purchased	2,690,785
Investment management fees	712,245
Distribution and service fees	332,124
Transfer agent fees	4,371
Trustees, CCO and deferred compensation fees	3,426
Audit and tax fees	18,677
Custody fees	20,241
Legal fees	41,483
Printing and shareholder reports fees	87,038
Other	17,998
Collateral for securities on loan	129,297,945

Total liabilities	133,457,912

Net assets	$1,624,083,327

Net assets consist of:
Capital stock ($0.01 par value)	$1,508,728
Additional paid-in capital	1,678,933,098
Undistributed (distributions in excess of) net investment income (loss)	27,316,700
Accumulated net realized gain (loss)	(103,937,750)
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	20,262,551

Net assets	$1,624,083,327

Net assets by class:
Initial Class	$2,650,685
Service Class	1,621,432,642

Shares outstanding:
Initial Class	243,851
Service Class	150,628,972

Net asset value and offering price per share:
Initial Class	$10.87
Service Class	10.76

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$13,470,086
Interest income from unaffiliated investments	146,668
Net income (loss) from securities lending	472,539

Total investment income	14,089,293

Expenses:
Investment advisory fees	1,329,836
Investment management fees	2,906,297
Distribution and service fees:
Service Class	2,011,908
Administration fees	78,914
Transfer agent fees	12,456
Trustees, CCO and deferred compensation fees	22,550
Audit and tax fees	18,892
Custody fees	23,964
Legal fees	45,053
Printing and shareholder reports fees	40,577
Other	21,794

Total expenses	6,512,241

Net investment income (loss)	7,577,052

Net realized gain (loss) on:
Unaffiliated investments	(16,825,411)

Net realized gain (loss)	(16,825,411)

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	44,727,197

Net change in unrealized appreciation (depreciation)	44,727,197

Net realized and change in unrealized gain (loss)	27,901,786

Net increase (decrease) in net assets resulting from operations	$35,478,838

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Moderate VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$7,577,052	$19,771,086
Net realized gain (loss)	(16,825,411)	(69,163,370)
Net change in unrealized appreciation (depreciation)	44,727,197	(25,706,807)

Net increase (decrease) in net assets resulting from operations	35,478,838	(75,099,091)

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(34,206)
Service Class	—	(16,604,945)

Total dividends and/or distributions from net investment income	—	(16,639,151)

Net realized gains:
Initial Class	—	(118,263)
Service Class	—	(68,839,141)

Total dividends and/or distributions from net realized gains	—	(68,957,404)

Total dividends and/or distributions to shareholders	—	(85,596,555)

Capital share transactions:
Proceeds from shares sold:
Initial Class	126,143	648,825
Service Class	3,967,721	87,934,522

	4,093,864	88,583,347

Dividends and/or distributions reinvested:
Initial Class	—	152,469
Service Class	—	85,444,086

	—	85,596,555

Cost of shares redeemed:
Initial Class	(324,525)	(889,508)
Service Class	(55,654,592)	(65,589,249)

	(55,979,117)	(66,478,757)

Net increase (decrease) in net assets resulting from capital share transactions	(51,885,253)	107,701,145

Net increase (decrease) in net assets	(16,406,415)	(52,994,501)

Net assets:
Beginning of period/year	1,640,489,742	1,693,484,243

End of period/year	$1,624,083,327	$1,640,489,742

Undistributed (distributions in excess of) net investment income (loss)	$27,316,700	$19,739,648

Capital share transactions - shares:
Shares issued:
Initial Class	11,805	55,952
Service Class	374,335	7,598,804

	386,140	7,654,756

Shares reinvested:
Initial Class	—	14,263
Service Class	—	8,053,165

	—	8,067,428

Shares redeemed:
Initial Class	(30,428)	(77,485)
Service Class	(5,270,825)	(5,958,368)

	(5,301,253)	(6,035,853)

Net increase (decrease) in shares outstanding:
Initial Class	(18,623)	(7,270)
Service Class	(4,896,490)	9,693,601

	(4,915,113)	9,686,331

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Moderate VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011 (A)
Net asset value, beginning of period/year	$10.62		$11.68	$11.59	$10.52	$9.71	$10.00

Investment operations:
Net investment income (loss) (B) (C)	0.06		0.16	0.17	0.18	0.22	0.22
Net realized and unrealized gain (loss)	0.19		(0.63)	0.28	1.01	0.62	(0.51)

Total investment operations	0.25		(0.47)	0.45	1.19	0.84	(0.29)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.13)	(0.09)	(0.06)	(0.02)	—
Net realized gains	—		(0.46)	(0.27)	(0.06)	(0.01)	—

Total dividends and/or distributions to shareholders	—		(0.59)	(0.36)	(0.12)	(0.03)	—

Net asset value, end of period/year	$10.87		$10.62	$11.68	$11.59	$10.52	$9.71

Total return (D)	2.35	%(E)	(4.05)%	3.88%	11.42%	8.61%	(2.90	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,651		$2,788	$3,150	$2,979	$1,740	$979
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.56	%(G)	0.57%	0.57%	0.58%	0.61%	1.03	%(G)
Including waiver and/or reimbursement and recapture	0.56	%(G)	0.57%	0.57%	0.58%	0.62%	0.80	%(G)
Net investment income (loss) to average net assets (C)	1.18	%(G)	1.38%	1.41%	1.59%	2.18%	3.49	%(G)
Portfolio turnover rate (H)	58	%(E)	330%	210%	86%	77%	72	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

For a share outstanding during the periods and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011 (A)
Net asset value, beginning of period/year	$10.53		$11.59	$11.52	$10.48	$9.70	$10.00

Investment operations:
Net investment income (loss) (B) (C)	0.05		0.13	0.15	0.16	0.24	0.23
Net realized and unrealized gain (loss)	0.18		(0.62)	0.26	1.00	0.56	(0.53)

Total investment operations	0.23		(0.49)	0.41	1.16	0.80	(0.30)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.11)	(0.07)	(0.06)	(0.01)	—
Net realized gains	—		(0.46)	(0.27)	(0.06)	(0.01)	—

Total dividends and/or distributions to shareholders	—		(0.57)	(0.34)	(0.12)	(0.02)	—

Net asset value, end of period/year	$10.76		$10.53	$11.59	$11.52	$10.48	$9.70

Total return (D)	2.18	%(E)	(4.28)%	3.62%	11.12%	8.30%	(3.00	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,621,432		$1,637,702	$1,690,334	$991,431	$304,438	$29,928
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.81	%(G)	0.82%	0.82%	0.83%	0.86%	1.28	%(G)
Including waiver and/or reimbursement and recapture	0.81	%(G)	0.82%	0.82%	0.83%	0.87%	1.05	%(G)
Net investment income (loss) to average net assets (C)	0.94	%(G)	1.15%	1.26%	1.47%	2.35%	3.57	%(G)
Portfolio turnover rate (H)	58	%(E)	330%	210%	86%	77%	72	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica QS Investors Active Asset Allocation - Moderate VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2016.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Net income from securities lending in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$129,297,945	$—	$—	$—	$129,297,945
Total Borrowings	$129,297,945	$—	$—	$—	$129,297,945
Gross amount of recognized liabilities for securities lending transactions					$129,297,945

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $50 million	0.58%	0.55%
Over $50 million up to $250 million	0.56%	0.53%
Over $250 million up to $1 billion	0.54%	0.51%
Over $1 billion up to $1.5 billion	0.52%	0.49%
Over $1.5 billion up to $2.5 billion	0.51%	0.48%
Over $2.5 billion	0.50%	0.47%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.68%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

As of June 30, 2016, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

6. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales/Maturities of Securities
$ 779,417,251	$ 972,813,643

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Moderate VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica QS Investors Active Asset Allocation – Moderate VP (the “Portfolio”).

Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and TAM’s management oversight process. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Initial Class Shares of the Portfolio was below the median for its peer universe for the past 1- and 3-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its composite benchmark for the past 1- and 3-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on July 1, 2015 pursuant to its current investment strategies.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Moderate VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and in light of any economies of scale experienced in the future.

Benefits to TAM and its Affiliates from their Relationships with the Portfolio

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-advisers. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica QS Investors Active Asset Allocation – Moderate VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Management Agreement.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Systematic Small/Mid Cap Value VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio
Initial Class	$1,000.00	$1,032.40	$4.45	$1,020.50	$4.42	0.88%
Service Class	1,000.00	1,030.90	5.71	1,019.20	5.67	1.13

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	97.5%
Securities Lending Collateral	7.8
Repurchase Agreement	1.2
Master Limited Partnership	0.5
Net Other Assets (Liabilities)	(7.0)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Aerospace & Defense - 0.8%
Aerovironment, Inc. (A) (B)	57,500	$ 1,598,500
Curtiss-Wright Corp.	17,000	1,432,250
Orbital ATK, Inc.	18,324	1,560,105

		4,590,855

Airlines - 0.7%
Alaska Air Group, Inc. (B)	65,995	3,846,849

Auto Components - 0.5%
American Axle & Manufacturing Holdings, Inc. (A)	56,000	810,880
Dana Holding Corp. (B)	25,000	264,000
Gentex Corp. (B)	64,000	988,800
Stoneridge, Inc. (A)	67,000	1,000,980

		3,064,660

Banks - 7.1%
Berkshire Hills Bancorp, Inc.	73,412	1,976,251
First Citizens BancShares, Inc., Class A	15,857	4,105,536
First Community Bancshares, Inc.	123,354	2,768,064
First Republic Bank, Class A	22,000	1,539,780
Hanmi Financial Corp., Class B	54,800	1,287,252
KeyCorp	628,970	6,950,118
Lakeland Bancorp, Inc., Class A	224,500	2,554,810
Regions Financial Corp.	312,390	2,658,439
Sandy Spring Bancorp, Inc.	93,500	2,717,110
Sterling Bancorp	476,525	7,481,442
Umpqua Holdings Corp.	73,500	1,137,045
Union Bankshares Corp.	35,900	887,089
United Community Banks, Inc.	77,500	1,417,475
Washington Trust Bancorp, Inc. (B)	35,203	1,334,898
Webster Financial Corp.	48,900	1,660,155
Wilshire Bancorp, Inc.	105,500	1,099,310

		41,574,774

Building Products - 1.8%
American Woodmark Corp. (A)	16,200	1,075,356
Caesarstone, Ltd. (A) (B)	88,500	3,076,260
Continental Building Products, Inc. (A)	153,000	3,401,190
Gibraltar Industries, Inc. (A)	19,200	606,144
Owens Corning	42,985	2,214,587

		10,373,537

Capital Markets - 3.6%
E*TRADE Financial Corp. (A)	397,055	9,326,822
Invesco, Ltd.	215,490	5,503,615
Janus Capital Group, Inc. (B)	110,000	1,531,200
Legg Mason, Inc.	44,900	1,324,101
Piper Jaffray Cos. (A)	37,000	1,394,900
Stifel Financial Corp. (A) (B)	44,150	1,388,517
Waddell & Reed Financial, Inc., Class A (B)	35,500	611,310

		21,080,465

Chemicals - 1.6%
Albemarle Corp.	52,680	4,178,051
Celanese Corp., Series A	72,935	4,773,596
FutureFuel Corp.	59,500	647,360

		9,599,007

Commercial Services & Supplies - 0.7%
HNI Corp.	38,000	1,766,620
Knoll, Inc.	44,500	1,080,460

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Tetra Tech, Inc.	47,000	$ 1,445,015

		4,292,095

Communications Equipment - 0.6%
Harmonic, Inc. (A) (B)	124,000	353,400
KVH Industries, Inc. (A)	234,032	1,802,046
NETGEAR, Inc. (A)	28,500	1,354,890

		3,510,336

Construction & Engineering - 2.4%
Comfort Systems USA, Inc., Class A	67,000	2,182,190
EMCOR Group, Inc.	49,500	2,438,370
Granite Construction, Inc.	47,500	2,163,625
KBR, Inc.	534,550	7,077,442

		13,861,627

Containers & Packaging - 2.1%
Berry Plastics Group, Inc. (A)	163,835	6,364,990
International Paper Co.	139,450	5,909,891

		12,274,881

Diversified Financial Services - 1.0%
Voya Financial, Inc.	248,030	6,141,223

Diversified Telecommunication Services - 2.0%
Level 3 Communications, Inc. (A)	226,700	11,672,783

Electric Utilities - 2.6%
Exelon Corp.	222,270	8,081,737
PG&E Corp.	104,245	6,663,341
Spark Energy, Inc., Class A	10,900	360,245

		15,105,323

Electrical Equipment - 1.1%
Eaton Corp. PLC	71,921	4,295,841
Regal Beloit Corp.	39,000	2,146,950

		6,442,791

Electronic Equipment, Instruments & Components - 4.3%
Belden, Inc.	17,500	1,056,475
Benchmark Electronics, Inc. (A)	27,100	573,165
Coherent, Inc. (A)	59,575	5,467,794
Control4 Corp. (A) (B)	404,000	3,296,640
Daktronics, Inc.	30,000	187,500
Methode Electronics, Inc.	19,900	681,177
Orbotech, Ltd. (A)	245,493	6,272,346
QLogic Corp. (A)	74,000	1,090,760
Rofin-Sinar Technologies, Inc. (A)	36,500	1,165,810
Universal Display Corp., Class A (A) (B)	52,000	3,525,600
Vishay Intertechnology, Inc. (B)	140,500	1,740,795

		25,058,062

Energy Equipment & Services - 2.1%
Nabors Industries, Ltd.	291,585	2,930,429
Precision Drilling Corp. (B)	756,895	4,011,543
Superior Energy Services, Inc.	282,560	5,201,930

		12,143,902

Food Products - 1.9%
ConAgra Foods, Inc.	31,925	1,526,334
J&J Snack Foods Corp.	7,000	834,890
Pinnacle Foods, Inc.	194,175	8,988,361

		11,349,585

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 2.3%
AngioDynamics, Inc. (A)	115,000	$ 1,652,550
Boston Scientific Corp. (A)	352,645	8,241,314
DENTSPLY SIRONA, Inc.	42,265	2,622,120
Greatbatch, Inc. (A)	34,500	1,067,085

		13,583,069

Health Care Providers & Services - 4.0%
AMN Healthcare Services, Inc. (A)	28,100	1,123,157
Amsurg Corp., Class A (A)	110,795	8,591,044
Centene Corp. (A)	110,419	7,880,604
HealthSouth Corp.	47,500	1,843,950
PharMerica Corp. (A)	69,500	1,713,870
WellCare Health Plans, Inc. (A)	20,000	2,145,600

		23,298,225

Health Care Technology - 0.3%
Omnicell, Inc. (A)	56,000	1,916,880

Hotels, Restaurants & Leisure - 2.0%
Churchill Downs, Inc.	19,000	2,400,840
MGM Resorts International (A)	242,010	5,476,686
Royal Caribbean Cruises, Ltd., Class A	26,757	1,796,733
Wyndham Worldwide Corp.	30,890	2,200,295

		11,874,554

Household Durables - 2.9%
Harman International Industries, Inc.	29,400	2,111,508
Helen of Troy, Ltd. (A)	17,000	1,748,280
KB Home (B)	242,645	3,690,630
La-Z-Boy, Inc.	64,000	1,780,480
Newell Brands, Inc.	164,010	7,965,966

		17,296,864

Household Products - 0.4%
Spectrum Brands Holdings, Inc., Class A (B)	21,500	2,565,165

Insurance - 3.3%
Allstate Corp.	37,350	2,612,633
Aspen Insurance Holdings, Ltd.	35,500	1,646,490
Endurance Specialty Holdings, Ltd.	63,605	4,271,712
Selective Insurance Group, Inc. (B)	125,983	4,813,810
United Fire Group, Inc.	104,689	4,441,954
Validus Holdings, Ltd.	34,000	1,652,060

		19,438,659

Internet & Catalog Retail - 0.2%
Nutrisystem, Inc.	36,100	915,496

Internet Software & Services - 0.3%
IAC/InterActiveCorp	31,500	1,773,450

IT Services - 1.1%
CoreLogic, Inc. (A)	42,905	1,650,985
Global Payments, Inc.	48,890	3,489,768
Sykes Enterprises, Inc. (A)	49,000	1,419,040

		6,559,793

Life Sciences Tools & Services - 0.5%
Charles River Laboratories International, Inc. (A)	37,615	3,100,981

Machinery - 3.9%
Allison Transmission Holdings, Inc., Class A	106,120	2,995,768
Altra Industrial Motion Corp.	46,500	1,254,570
Columbus McKinnon Corp.	11,000	155,650

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Douglas Dynamics, Inc.	72,000	$ 1,852,560
Ingersoll-Rand PLC	56,420	3,592,826
ITT, Inc.	195,640	6,256,567
Mueller Industries, Inc.	61,900	1,973,372
NN, Inc. (B)	17,000	237,830
Oshkosh Corp.	19,500	930,345
Stanley Black & Decker, Inc.	13,170	1,464,767
Watts Water Technologies, Inc., Class A	38,000	2,213,880

		22,928,135

Media - 1.7%
AMC Networks, Inc., Class A (A) (B)	14,000	845,880
CBS Corp., Class B	50,895	2,770,724
Starz, Class A (A)	63,000	1,884,960
TEGNA, Inc.	202,770	4,698,181

		10,199,745

Metals & Mining - 2.3%
Alcoa, Inc. (B)	391,035	3,624,894
Freeport-McMoRan, Inc.	325,490	3,625,959
Kaiser Aluminum Corp.	20,000	1,808,200
Nucor Corp.	95,450	4,716,185

		13,775,238

Multi-Utilities - 3.4%
Ameren Corp.	26,710	1,431,122
Black Hills Corp.	67,105	4,230,299
DTE Energy Co.	19,405	1,923,424
NorthWestern Corp. (B)	69,500	4,383,365
Public Service Enterprise Group, Inc.	167,415	7,803,213

		19,771,423

Oil, Gas & Consumable Fuels - 6.1%
Alon USA Energy, Inc. (B)	58,000	375,840
Callon Petroleum Co. (A)	79,500	892,785
Devon Energy Corp., Class A	127,495	4,621,694
Energen Corp.	133,535	6,437,722
Gulfport Energy Corp. (A)	66,500	2,078,790
Hess Corp.	110,850	6,662,085
Newfield Exploration Co. (A)	74,905	3,309,303
REX American Resources Corp., Class A (A) (B)	28,000	1,675,240
Targa Resources Corp.	134,000	5,646,760
Tesoro Corp.	45,325	3,395,749
Western Refining, Inc.	39,100	806,633

		35,902,601

Paper & Forest Products - 0.5%
Domtar Corp.	54,300	1,901,043
P.H. Glatfelter Co.	50,900	995,604

		2,896,647

Pharmaceuticals - 0.4%
Nektar Therapeutics (A) (B)	148,000	2,106,040

Professional Services - 0.7%
FTI Consulting, Inc. (A)	15,500	630,540
Heidrick & Struggles International, Inc.	86,600	1,461,808
On Assignment, Inc. (A)	49,000	1,810,550

		3,902,898

Real Estate Investment Trusts - 9.1%
Alexandria Real Estate Equities, Inc. (B)	56,920	5,892,359
Brandywine Realty Trust	171,500	2,881,200

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Community Healthcare Trust, Inc.	133,500	$ 2,822,190
Cousins Properties, Inc.	753,055	7,831,772
DiamondRock Hospitality Co.	271,500	2,451,645
DuPont Fabros Technology, Inc.	35,530	1,689,096
Lexington Realty Trust	99,800	1,008,978
Liberty Property Trust, Series C	151,900	6,033,468
National Retail Properties, Inc.	44,500	2,301,540
Physicians Realty Trust	145,500	3,056,955
Piedmont Office Realty Trust, Inc., Class A	53,000	1,141,620
Sabra Healthcare REIT, Inc.	37,500	773,813
SL Green Realty Corp. (B)	77,190	8,218,419
Summit Hotel Properties, Inc.	260,000	3,442,400
Sunstone Hotel Investors, Inc.	341,617	4,123,317

		53,668,772

Real Estate Management & Development - 1.4%
CBRE Group, Inc., Class A (A)	307,340	8,138,363

Road & Rail - 0.6%
AMERCO	9,000	3,370,950

Semiconductors & Semiconductor Equipment - 6.8%
Applied Materials, Inc., Class A	269,715	6,465,068
Brooks Automation, Inc., Class A	172,500	1,935,450
Cohu, Inc.	121,900	1,322,615
Entegris, Inc. (A)	172,500	2,496,075
First Solar, Inc. (A) (B)	41,730	2,023,070
Lam Research Corp.	59,485	5,000,309
Microsemi Corp. (A) (B)	111,900	3,656,892
MKS Instruments, Inc. (B)	35,500	1,528,630
Qorvo, Inc. (A)	116,183	6,420,273
Sigma Designs, Inc. (A)	226,500	1,456,395
Silicon Motion Technology Corp., ADR (B)	64,500	3,083,100
Xcerra Corp. (A)	298,000	1,713,500
Xilinx, Inc.	57,545	2,654,551

		39,755,928

Software - 1.1%
Activision Blizzard, Inc.	53,790	2,131,698
Nuance Communications, Inc. (A)	184,250	2,879,827
TiVo, Inc. (A)	139,000	1,376,100

		6,387,625

Specialty Retail - 1.3%
Abercrombie & Fitch Co., Class A	113,000	2,012,530
American Eagle Outfitters, Inc.	220,500	3,512,565
Express, Inc. (A)	31,000	449,810
Foot Locker, Inc. (B)	23,500	1,289,210
Guess?, Inc. (B)	28,000	421,400

		7,685,515

Textiles, Apparel & Luxury Goods - 1.8%
PVH Corp.	98,770	9,307,097
Steven Madden, Ltd., Class B (A)	42,500	1,452,650

		10,759,747

Thrifts & Mortgage Finance - 1.7%
Dime Community Bancshares, Inc.	106,000	1,803,060
Oritani Financial Corp. (B)	46,500	743,535
Provident Financial Services, Inc. (B)	92,500	1,816,700
TrustCo Bank Corp.	126,500	810,865
United Financial Bancorp, Inc.	162,181	2,105,109

	Shares	Value
COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Washington Federal, Inc.	118,500	$ 2,874,810

		10,154,079

Trading Companies & Distributors - 0.5%
AerCap Holdings NV (A)	84,350	2,833,316

Total Common Stocks (Cost $537,490,715)		572,542,913

MASTER LIMITED PARTNERSHIP - 0.5%
Capital Markets - 0.5%
Lazard, Ltd., Class A	95,385	2,840,565

Total Master Limited Partnership (Cost $4,547,948)		2,840,565

SECURITIES LENDING COLLATERAL - 7.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (C)	45,863,257	45,863,257

Total Securities Lending Collateral (Cost $45,863,257)		45,863,257

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.03% (C), dated 06/30/2016, to be repurchased at $6,870,326 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $7,009,238.	$ 6,870,320	6,870,320

Total Repurchase Agreement (Cost $6,870,320)		6,870,320

Total Investments (Cost $594,772,240) (D)		628,117,055
Net Other Assets (Liabilities) - (7.0)%		(41,162,399)

Net Assets - 100.0%		$ 586,954,656

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$572,542,913	$—	$—	$572,542,913
Master Limited Partnership	2,840,565	—	—	2,840,565
Securities Lending Collateral	45,863,257	—	—	45,863,257
Repurchase Agreement	—	6,870,320	—	6,870,320

Total Investments	$621,246,735	$6,870,320	$—	$628,117,055

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $44,723,253. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at June 30, 2016.
(D)	Aggregate cost for federal income tax purposes is $594,772,240. Aggregate gross unrealized appreciation and depreciation for all securities is $72,562,371 and $39,217,556, respectively. Net unrealized appreciation for tax purposes is $33,344,815.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Systematic Small/Mid Cap Value VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Investments, at value (cost $587,901,920) (including securities loaned of $44,723,253)	$621,246,735
Repurchase agreement, at value (cost $6,870,320)	6,870,320
Cash	14,485
Receivables:
Shares sold	50,272
Investments sold	5,567,441
Interest	6
Dividends	760,715
Tax reclaims	1,222
Net income from securities lending	13,720
Prepaid expenses	1,758

Total assets	634,526,674

Liabilities:
Payables and other liabilities:
Shares redeemed	185,428
Investments purchased	942,435
Investment management fees	398,995
Distribution and service fees	32,527
Transfer agent fees	2,546
Trustees, CCO and deferred compensation fees	1,826
Audit and tax fees	12,199
Custody fees	28,206
Legal fees	22,729
Printing and shareholder reports fees	73,013
Other	8,857
Collateral for securities on loan	45,863,257

Total liabilities	47,572,018

Net assets	$586,954,656

Net assets consist of:
Capital stock ($0.01 par value)	$298,488
Additional paid-in capital	499,801,897
Undistributed (distributions in excess of) net investment income (loss)	5,747,140
Accumulated net realized gain (loss)	47,762,447
Net unrealized appreciation (depreciation) on:
Investments	33,344,815
Translation of assets and liabilities denominated in foreign currencies	(131)

Net assets	$586,954,656

Net assets by class:
Initial Class	$429,402,016
Service Class	157,552,640

Shares outstanding:
Initial Class	21,711,142
Service Class	8,137,702

Net asset value and offering price per share:
Initial Class	$19.78
Service Class	19.36

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Dividend income	$4,340,973
Interest income	1,142
Net income (loss) from securities lending	84,363

Total investment income	4,426,478

Expenses:
Investment advisory fees	702,858
Investment management fees	1,602,923
Distribution and service fees:
Service Class	188,874
Administration fees	26,475
Transfer agent fees	5,388
Trustees, CCO and deferred compensation fees	8,438
Audit and tax fees	12,226
Custody fees	61,181
Legal fees	21,041
Printing and shareholder reports fees	34,729
Other	10,480

Total expenses	2,674,613

Net investment income (loss)	1,751,865

Net realized gain (loss) on:
Investments	729,429
Foreign currency transactions	180

Net realized gain (loss)	729,609

Net change in unrealized appreciation (depreciation) on:
Investments	14,301,237
Translation of assets and liabilities denominated in foreign currencies	142

Net change in unrealized appreciation (depreciation)	14,301,379

Net realized and change in unrealized gain (loss)	15,030,988

Net increase (decrease) in net assets resulting from operations	$16,782,853

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Systematic Small/Mid Cap Value VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$1,751,865	$5,043,242
Net realized gain (loss)	729,609	48,670,302
Net change in unrealized appreciation (depreciation)	14,301,379	(70,203,103)

Net increase (decrease) in net assets resulting from operations	16,782,853	(16,489,559)

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(6,519,736)
Service Class	—	(1,362,635)

Total dividends and/or distributions from net investment income	—	(7,882,371)

Net realized gains:
Initial Class	—	(74,401,852)
Service Class	—	(20,451,004)

Total dividends and/or distributions from net realized gains	—	(94,852,856)

Total dividends and/or distributions to shareholders	—	(102,735,227)

Capital share transactions:
Proceeds from shares sold:
Initial Class	28,258,543	18,149,711
Service Class	6,930,530	14,596,964

	35,189,073	32,746,675

Dividends and/or distributions reinvested:
Initial Class	—	80,921,588
Service Class	—	21,813,639

	—	102,735,227

Cost of shares redeemed:
Initial Class	(47,906,948)	(256,537,006)
Service Class	(14,035,133)	(24,878,439)

	(61,942,081)	(281,415,445)

Net increase (decrease) in net assets resulting from capital share transactions	(26,753,008)	(145,933,543)

Net increase (decrease) in net assets	(9,970,155)	(265,158,329)

Net assets:
Beginning of period/year	596,924,811	862,083,140

End of period/year	$586,954,656	$596,924,811

Undistributed (distributions in excess of) net investment income (loss)	$5,747,140	$3,995,275

Capital share transactions - shares:
Shares issued:
Initial Class	1,444,628	850,320
Service Class	372,681	697,235

	1,817,309	1,547,555

Shares reinvested:
Initial Class	—	4,288,373
Service Class	—	1,178,478

	—	5,466,851

Shares redeemed:
Initial Class	(2,505,567)	(12,638,619)
Service Class	(783,941)	(1,204,139)

	(3,289,508)	(13,842,758)

Net increase (decrease) in shares outstanding:
Initial Class	(1,060,939)	(7,499,926)
Service Class	(411,260)	671,574

	(1,472,199)	(6,828,352)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Systematic Small/Mid Cap Value VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$19.16		$22.68	$23.67	$17.47	$20.28	$20.87

Investment operations:
Net investment income (loss) (A)	0.06		0.15	0.19	0.20	0.22	0.10
Net realized and unrealized gain (loss)	0.56		(0.77)	1.04	6.13	2.82	(0.66)

Total investment operations	0.62		(0.62)	1.23	6.33	3.04	(0.56)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.23)	(0.19)	(0.09)	(0.12)	(0.03)
Net realized gains	—		(2.67)	(2.03)	(0.04)	(5.73)	—

Total dividends and/or distributions to shareholders	—		(2.90)	(2.22)	(0.13)	(5.85)	(0.03)

Net asset value, end of period/year	$19.78		$19.16	$22.68	$23.67	$17.47	$20.28

Total return (B)	3.24	%(C)	(2.51)%	5.23%	36.32%	16.39%	(2.66)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$429,402		$436,364	$686,546	$739,394	$233,808	$223,957
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.88	%(D)	0.85%	0.85%	0.86%	0.89%	0.90%
Including waiver and/or reimbursement and recapture	0.88	%(D)	0.85%	0.85%	0.86%	0.89%	0.89%
Net investment income (loss) to average net assets	0.69	%(D)	0.67%	0.82%	0.96%	1.08%	0.50%
Portfolio turnover rate	40	%(C)	64%	95%	106%	76%	174	%(E)

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$18.78		$22.28	$23.31	$17.22	$20.07	$20.67

Investment operations:
Net investment income (loss) (A)	0.04		0.09	0.13	0.15	0.16	0.06
Net realized and unrealized gain (loss)	0.54		(0.74)	1.02	6.04	2.78	(0.65)

Total investment operations	0.58		(0.65)	1.15	6.19	2.94	(0.59)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.18)	(0.15)	(0.06)	(0.06)	(0.01)
Net realized gains	—		(2.67)	(2.03)	(0.04)	(5.73)	—

Total dividends and/or distributions to shareholders	—		(2.85)	(2.18)	(0.10)	(5.79)	(0.01)

Net asset value, end of period/year	$19.36		$18.78	$22.28	$23.31	$17.22	$20.07

Total return (B)	3.09	%(C)	(2.73)%	4.93%	36.04%	16.04%	(2.86)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$157,553		$160,561	$175,537	$167,607	$78,008	$70,318
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.13	%(D)	1.10%	1.10%	1.11%	1.14%	1.15%
Including waiver and/or reimbursement and recapture	1.13	%(D)	1.10%	1.10%	1.11%	1.14%	1.14%
Net investment income (loss) to average net assets	0.43	%(D)	0.43%	0.58%	0.71%	0.83%	0.29%
Portfolio turnover rate	40	%(C)	64%	95%	106%	76%	174	%(E)

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Systematic Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Systematic Small/Mid Cap Value VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Systematic Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included in Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2016, commissions recaptured are $40,011.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Systematic Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Systematic Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2016, if any, are identified in the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Net income from securities lending in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Systematic Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$45,863,257	$—	$—	$—	$45,863,257
Total Borrowings	$45,863,257	$—	$—	$—	$45,863,257
Gross amount of recognized liabilities for securities lending transactions					$45,863,257

6. RISK FACTOR

Investing in the Portfolio may involve certain risks, as discussed in the Portfolio’s prospectus, including but not limited to the following:

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions than large capitalization companies. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate, and may offer greater potential for losses.

7. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

As of June 30, 2016, the percentage of Portfolio net assets owned by affiliated investors are as follows:

Portfolio	Value	Percentage of Net Assets
Transamerica Asset Allocation – Growth VP	$15,259,563	2.60%
Transamerica Asset Allocation – Moderate Growth VP	35,962,330	6.13
Transamerica Asset Allocation – Moderate VP	41,252,865	7.03
Transamerica Madison Balanced Allocation VP	5,438,285	0.92
Transamerica Madison Conservative Allocation VP	1,574,317	0.27
Total	$99,487,360	16.95%

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Systematic Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $500 million	0.83%	0.80%
Over $500 million	0.78%	0.75%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.89%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Systematic Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 225,378,503	$ —	$ 252,860,363	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Systematic Small/Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Systematic Small/Mid Cap Value VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Systematic Financial Management L.P. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1- and 10-year periods and below the median for the past 3- and 5-year periods. The Board also noted that the performance of Initial

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Systematic Small/Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Class Shares of the Portfolio was above its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed with TAM the reasons for the underperformance and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on March 22, 2011 pursuant to its current investment strategies.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Systematic Small/Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica T. Rowe Price Small Cap VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio
Initial Class	$1,000.00	$1,013.00	$4.10	$1,020.80	$4.12	0.82%
Service Class	1,000.00	1,012.00	5.35	1,019.50	5.37	1.07

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	99.5%
Securities Lending Collateral	17.1
Repurchase Agreement	0.5
Net Other Assets (Liabilities)	(17.1)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Aerospace & Defense - 2.5%
Aerojet Rocketdyne Holdings, Inc. (A)	62,300	$ 1,138,844
Esterline Technologies Corp. (A)	10,500	651,420
HEICO Corp., Class A	46,981	2,520,531
Hexcel Corp.	45,200	1,882,128
Moog, Inc., Class A (A)	33,800	1,822,496
Teledyne Technologies, Inc. (A)	36,400	3,605,420

		11,620,839

Airlines - 0.5%
Allegiant Travel Co., Class A	7,700	1,166,550
Spirit Airlines, Inc. (A) (B)	27,900	1,251,873

		2,418,423

Auto Components - 0.5%
Gentherm, Inc. (A)	27,500	941,875
Tenneco, Inc. (A)	32,700	1,524,147

		2,466,022

Banks - 1.0%
Signature Bank (A)	20,800	2,598,336
SVB Financial Group (A)	17,500	1,665,300
Texas Capital Bancshares, Inc. (A)	9,700	453,572

		4,717,208

Beverages - 0.4%
Boston Beer Co., Inc., Class A (A) (B)	11,500	1,966,845

Biotechnology - 5.0%
ACADIA Pharmaceuticals, Inc. (A) (B)	42,900	1,392,534
Acceleron Pharma, Inc. (A) (B)	6,800	231,064
Acorda Therapeutics, Inc. (A) (B)	17,100	436,135
Agios Pharmaceuticals, Inc. (A) (B)	8,600	360,297
Alkermes PLC (A)	14,100	609,402
Alnylam Pharmaceuticals, Inc. (A) (B)	11,300	627,037
AMAG Pharmaceuticals, Inc. (A) (B)	19,300	461,656
BioMarin Pharmaceutical, Inc. (A)	7,700	599,060
Bluebird Bio, Inc. (A) (B)	12,000	519,480
Cepheid (A)	32,100	987,075
Dyax Corp., CVR (A) (C) (D)	64,300	71,373
Exelixis, Inc. (A) (B)	129,600	1,012,176
Incyte Corp. (A)	20,300	1,623,594
Insmed, Inc. (A) (B)	65,500	645,830
Insys Therapeutics, Inc. (A) (B)	5,400	69,876
Ionis Pharmaceuticals, Inc. (A) (B)	22,000	512,380
Ligand Pharmaceuticals, Inc., Class B (A) (B)	19,200	2,289,984
Medivation, Inc. (A)	7,600	458,280
Neurocrine Biosciences, Inc. (A)	56,800	2,581,560
Novavax, Inc. (A) (B)	129,900	944,373
Ophthotech Corp. (A) (B)	9,700	494,991
OPKO Health, Inc. (A) (B)	92,600	864,884
Prothena Corp. PLC (A)	14,300	499,928
Regulus Therapeutics, Inc. (A) (B)	9,500	27,455
Repligen Corp. (A) (B)	25,400	694,944
Seattle Genetics, Inc. (A) (B)	22,500	909,225
Spark Therapeutics, Inc. (A) (B)	13,500	690,255
TESARO, Inc. (A) (B)	16,900	1,420,445
Ultragenyx Pharmaceutical, Inc. (A) (B)	12,100	591,811
United Therapeutics Corp. (A) (B)	10,200	1,080,384

		23,707,488

Building Products - 1.3%
AAON, Inc.	48,150	1,324,607

	Shares	Value
COMMON STOCKS (continued)
Building Products (continued)
Lennox International, Inc. (B)	25,400	$ 3,622,040
Patrick Industries, Inc. (A)	19,700	1,187,713

		6,134,360

Capital Markets - 0.8%
Affiliated Managers Group, Inc. (A)	3,400	478,618
E*TRADE Financial Corp. (A)	83,460	1,960,475
Financial Engines, Inc.	22,500	582,075
Waddell & Reed Financial, Inc., Class A (B)	39,200	675,024

		3,696,192

Chemicals - 2.1%
GCP Applied Technologies, Inc. (A)	69,400	1,807,176
Minerals Technologies, Inc.	22,300	1,266,640
NewMarket Corp. (B)	6,400	2,652,032
PolyOne Corp.	70,700	2,491,468
Stepan Co.	13,500	803,655
WR Grace & Co.	13,700	1,002,977

		10,023,948

Commercial Services & Supplies - 2.2%
Clean Harbors, Inc. (A)	22,500	1,172,475
Healthcare Services Group, Inc.	52,000	2,151,760
Rollins, Inc.	98,925	2,895,535
Team, Inc. (A) (B)	10,800	268,164
US Ecology, Inc.	35,700	1,640,415
Waste Connections, Inc. (A)	22,887	1,649,008
West Corp.	24,600	483,636

		10,260,993

Communications Equipment - 1.1%
ARRIS International PLC (A)	83,600	1,752,256
EchoStar Corp., Class A (A)	20,400	809,880
NetScout Systems, Inc. (A)	32,800	729,800
Plantronics, Inc.	33,400	1,469,600
Polycom, Inc. (A)	37,524	422,145

		5,183,681

Construction & Engineering - 0.2%
Valmont Industries, Inc.	8,200	1,109,214

Consumer Finance - 0.2%
PRA Group, Inc. (A) (B)	33,200	801,448

Containers & Packaging - 1.3%
Berry Plastics Group, Inc. (A)	92,300	3,585,855
Graphic Packaging Holding Co.	197,200	2,472,888

		6,058,743

Distributors - 0.8%
Pool Corp.	39,700	3,732,991

Diversified Consumer Services - 1.7%
Capella Education Co.	18,600	979,104
Service Corp., International	116,600	3,152,864
ServiceMaster Global Holdings, Inc. (A)	86,900	3,458,620
Sotheby’s, Class A (B)	19,000	520,600

		8,111,188

Diversified Financial Services - 2.8%
CBOE Holdings, Inc.	49,400	3,291,028
FactSet Research Systems, Inc. (B)	13,650	2,203,383
MarketAxess Holdings, Inc.	33,300	4,841,820
MSCI, Inc., Class A	35,288	2,721,411

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
NewStar Financial, Inc. (A) (B)	10,951	$ 92,207

		13,149,849

Electrical Equipment - 1.0%
Acuity Brands, Inc. (B)	10,700	2,653,172
AZZ, Inc.	26,300	1,577,474
Generac Holdings, Inc. (A) (B)	19,400	678,224

		4,908,870

Electronic Equipment, Instruments & Components - 2.2%
Anixter International, Inc. (A)	19,700	1,049,616
Cognex Corp.	52,100	2,245,510
Coherent, Inc. (A)	25,600	2,349,568
FEI Co.	27,300	2,917,824
OSI Systems, Inc. (A)	18,900	1,098,657
VeriFone Systems, Inc. (A)	29,700	550,638

		10,211,813

Energy Equipment & Services - 0.6%
Atwood Oceanics, Inc. (B)	7,600	95,152
Core Laboratories NV	4,200	520,338
Dril-Quip, Inc., Class A (A)	16,600	969,938
Oceaneering International, Inc.	28,200	842,052
Oil States International, Inc. (A)	15,400	506,352
Tesco Corp., Class B (B)	21,700	145,173

		3,079,005

Food & Staples Retailing - 1.3%
Casey’s General Stores, Inc. (B)	41,100	5,405,061
Rite Aid Corp. (A)	120,100	899,549

		6,304,610

Food Products - 2.4%
Cal-Maine Foods, Inc. (B)	34,600	1,533,472
J&J Snack Foods Corp.	35,100	4,186,377
John B Sanfilippo & Son, Inc.	7,400	315,462
Post Holdings, Inc. (A)	34,100	2,819,729
TreeHouse Foods, Inc. (A)	25,800	2,648,370

		11,503,410

Health Care Equipment & Supplies - 5.2%
Abaxis, Inc.	19,100	902,093
Align Technology, Inc. (A)	45,100	3,632,805
Cantel Medical Corp.	29,000	1,993,170
Cooper Cos., Inc.	8,800	1,509,816
DexCom, Inc. (A) (B)	35,600	2,824,148
Halyard Health, Inc. (A)	29,000	943,080
ICU Medical, Inc., Class B (A)	20,400	2,300,100
IDEXX Laboratories, Inc. (A)	20,100	1,866,486
Inogen, Inc. (A)	26,300	1,317,893
Masimo Corp. (A)	42,600	2,237,139
Natus Medical, Inc. (A)	41,000	1,549,800
West Pharmaceutical Services, Inc.	44,000	3,338,720

		24,415,250

Health Care Providers & Services - 3.9%
Air Methods Corp. (A) (B)	16,800	601,944
Centene Corp. (A)	53,367	3,808,803
Chemed Corp. (B)	15,100	2,058,281
Corvel Corp. (A)	24,200	1,044,956
HealthSouth Corp.	38,100	1,479,042
MEDNAX, Inc. (A)	21,700	1,571,731

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Surgical Care Affiliates, Inc. (A)	36,500	$ 1,739,955
Team Health Holdings, Inc. (A) (B)	46,800	1,903,356
US Physical Therapy, Inc.	30,900	1,860,489
WellCare Health Plans, Inc. (A)	24,400	2,617,632

		18,686,189

Health Care Technology - 0.3%
Omnicell, Inc. (A)	46,100	1,578,003

Hotels, Restaurants & Leisure - 6.4%
Brinker International, Inc. (B)	48,800	2,221,864
Buffalo Wild Wings, Inc. (A) (B)	9,000	1,250,550
Cheesecake Factory, Inc. (B)	20,700	996,498
Choice Hotels International, Inc.	32,500	1,547,650
Churchill Downs, Inc.	16,800	2,122,848
Denny’s Corp. (A)	200,900	2,155,657
Diamond Resorts International, Inc. (A) (B)	73,200	2,193,072
Domino’s Pizza, Inc.	37,700	4,953,026
Jack in the Box, Inc.	28,200	2,422,944
Marriott Vacations Worldwide Corp.	36,200	2,479,338
Red Robin Gourmet Burgers, Inc. (A)	10,600	502,758
Six Flags Entertainment Corp.	40,900	2,370,155
Vail Resorts, Inc.	37,700	5,211,271

		30,427,631

Household Durables - 0.8%
Helen of Troy, Ltd. (A) (B)	37,200	3,825,648

Household Products - 0.4%
Spectrum Brands Holdings, Inc., Class A (B)	17,200	2,052,132

Insurance - 0.4%
AmTrust Financial Services, Inc. (B)	75,366	1,846,467

Internet & Catalog Retail - 1.6%
HSN, Inc.	50,800	2,485,644
Liberty TripAdvisor Holdings, Inc., Class A (A)	61,500	1,345,620
Liberty Ventures, Series A (A)	69,900	2,591,193
Shutterfly, Inc. (A) (B)	20,200	941,522

		7,363,979

Internet Software & Services - 2.5%
comScore, Inc. (A) (B)	31,800	759,384
CoStar Group, Inc. (A)	9,400	2,055,404
Envestnet, Inc. (A) (B)	26,700	889,377
j2 Global, Inc. (B)	23,500	1,484,495
LogMeIn, Inc. (A) (B)	22,000	1,395,460
MercadoLibre, Inc.	6,900	970,623
Stamps.com, Inc. (A) (B)	18,300	1,599,786
WebMD Health Corp., Class A (A) (B)	45,000	2,614,950

		11,769,479

IT Services - 6.7%
Blackhawk Network Holdings, Inc. (A)	30,800	1,031,492
Booz Allen Hamilton Holding Corp., Class A	69,700	2,065,908
Broadridge Financial Solutions, Inc.	51,900	3,383,880
Cardtronics, Inc. (A)	49,200	1,958,652
CoreLogic, Inc. (A)	65,100	2,505,048
DST Systems, Inc.	24,900	2,899,107
EPAM Systems, Inc. (A)	9,200	591,652
Euronet Worldwide, Inc. (A)	37,800	2,615,382
Gartner, Inc. (A)	29,500	2,873,595
Global Payments, Inc.	10,650	760,197

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Jack Henry & Associates, Inc.	20,800	$ 1,815,216
MAXIMUS, Inc., Class A	79,000	4,374,230
Perficient, Inc. (A)	17,400	353,394
Travelport Worldwide, Ltd.	83,700	1,078,893
WEX, Inc. (A)	37,500	3,325,125

		31,631,771

Leisure Products - 0.6%
Brunswick Corp., Class B	50,800	2,302,256
Polaris Industries, Inc. (B)	6,700	547,792

		2,850,048

Life Sciences Tools & Services - 3.0%
Bio-Rad Laboratories, Inc., Class A (A)	11,800	1,687,636
Bruker Corp.	60,700	1,380,318
Cambrex Corp. (A)	46,900	2,426,137
Charles River Laboratories International, Inc. (A)	28,600	2,357,784
INC Research Holdings, Inc., Class A (A)	38,900	1,483,257
PAREXEL International Corp. (A)	34,000	2,137,920
PRA Health Sciences, Inc. (A)	18,100	755,856
VWR Corp. (A)	72,600	2,098,140

		14,327,048

Machinery - 5.0%
Actuant Corp., Class A	10,900	246,449
Chart Industries, Inc. (A)	2,900	69,977
Graco, Inc., Class A	33,600	2,654,064
Hyster-Yale Materials Handling, Inc.	4,600	273,654
IDEX Corp.	15,300	1,256,130
John Bean Technologies Corp.	53,500	3,275,270
Lincoln Electric Holdings, Inc.	13,200	779,856
Middleby Corp. (A) (B)	31,800	3,664,950
Nordson Corp.	26,000	2,173,860
Standex International Corp.	11,300	933,719
Sun Hydraulics Corp.	17,400	516,606
Toro Co.	50,600	4,462,920
Wabtec Corp. (B)	22,800	1,601,244
Woodward, Inc.	31,200	1,798,368

		23,707,067

Marine - 0.4%
Kirby Corp. (A)	19,100	1,191,649
Matson, Inc.	22,300	720,067

		1,911,716

Media - 1.7%
Cable One, Inc. (B)	4,600	2,352,486
Eros International PLC (A) (B)	13,500	219,645
Gray Television, Inc. (A)	75,900	823,515
John Wiley & Sons, Inc., Class A	900	46,962
Live Nation Entertainment, Inc. (A)	109,300	2,568,550
Starz, Class A (A)	73,800	2,208,096

		8,219,254

Metals & Mining - 0.2%
Compass Minerals International, Inc. (B)	10,300	764,157
Worthington Industries, Inc.	5,200	219,960

		984,117

Multiline Retail - 0.5%
Big Lots, Inc. (B)	43,000	2,154,730

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 2.4%
Carrizo Oil & Gas, Inc. (A)	46,000	$ 1,649,100
Diamondback Energy, Inc. (A) (B)	24,000	2,189,040
Gran Tierra Energy, Inc. (A)	90,560	306,093
Matador Resources Co. (A) (B)	95,700	1,894,860
PDC Energy, Inc. (A)	39,800	2,292,878
SemGroup Corp., Class A	13,500	439,560
World Fuel Services Corp.	55,000	2,611,950

		11,383,481

Paper & Forest Products - 0.2%
Clearwater Paper Corp. (A)	7,000	457,590
KapStone Paper and Packaging Corp.	46,200	601,062

		1,058,652

Personal Products - 0.1%
Nu Skin Enterprises, Inc., Class A (B)	8,600	397,234

Pharmaceuticals - 2.5%
Akorn, Inc., Class A (A) (B)	63,100	1,797,404
Depomed, Inc. (A) (B)	59,900	1,175,238
Innoviva, Inc. (B)	19,000	200,070
Jazz Pharmaceuticals PLC (A)	1,900	268,489
Mallinckrodt PLC (A)	3,695	224,582
Medicines Co. (A) (B)	26,500	891,195
Nektar Therapeutics (A) (B)	54,300	772,689
Pacira Pharmaceuticals, Inc. (A) (B)	16,100	543,053
Phibro Animal Health Corp., Class A (B)	45,500	849,030
Prestige Brands Holdings, Inc. (A)	66,100	3,661,940
TherapeuticsMD, Inc. (A) (B)	110,400	938,400
Theravance Biopharma, Inc. (A) (B)	14,184	321,835

		11,643,925

Professional Services - 1.4%
Dun & Bradstreet Corp.	16,900	2,059,096
Exponent, Inc.	43,200	2,523,312
Huron Consulting Group, Inc. (A)	28,067	1,695,808
TransUnion (A)	9,772	326,776
TriNet Group, Inc. (A)	4,900	101,871

		6,706,863

Real Estate Investment Trusts - 3.3%
CoreSite Realty Corp.	37,200	3,299,268
CubeSmart, Class A	51,500	1,590,320
CyrusOne, Inc.	58,300	3,244,978
Equity Lifestyle Properties, Inc.	47,300	3,786,365
FelCor Lodging Trust, Inc.	217,800	1,356,894
Forest City Realty Trust, Inc., Class A	77,100	1,720,101
Pebblebrook Hotel Trust (B)	27,800	729,750

		15,727,676

Real Estate Management & Development - 0.5%
Jones Lang LaSalle, Inc.	10,100	984,245
Kennedy-Wilson Holdings, Inc. (B)	63,000	1,194,480

		2,178,725

Road & Rail - 1.3%
AMERCO	5,500	2,060,025
Avis Budget Group, Inc. (A)	16,900	544,687
Landstar System, Inc.	17,100	1,174,086
Old Dominion Freight Line, Inc. (A)	36,898	2,225,318

		6,004,116

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 2.3%
Cabot Microelectronics Corp., Class A	15,800	$ 668,972
Cavium, Inc. (A) (B)	28,100	1,084,660
Cirrus Logic, Inc. (A)	41,600	1,613,664
Integrated Device Technology, Inc. (A)	102,500	2,063,325
Microsemi Corp. (A)	76,900	2,513,092
Synaptics, Inc. (A) (B)	34,300	1,843,625
Teradyne, Inc.	48,100	947,089

		10,734,427

Software - 8.4%
ACI Worldwide, Inc. (A)	80,000	1,560,800
Aspen Technology, Inc. (A) (B)	52,000	2,092,480
Blackbaud, Inc.	47,900	3,252,410
CommVault Systems, Inc. (A)	18,800	811,972
Computer Modelling Group, Ltd. (B)	106,400	851,562
Descartes Systems Group, Inc. (A)	77,600	1,481,384
Fair Isaac Corp.	30,600	3,458,106
Fortinet, Inc. (A)	70,600	2,230,254
Manhattan Associates, Inc. (A)	65,400	4,194,102
Monotype Imaging Holdings, Inc.	25,600	630,528
Pegasystems, Inc.	59,100	1,592,745
Proofpoint, Inc. (A) (B)	31,300	1,974,717
PTC, Inc. (A)	64,300	2,416,394
SS&C Technologies Holdings, Inc. (B)	105,400	2,959,632
Take-Two Interactive Software, Inc. (A) (B)	38,200	1,448,544
Tyler Technologies, Inc. (A) (B)	31,700	5,284,707
Ultimate Software Group, Inc. (A) (B)	16,300	3,427,727

		39,668,064

Specialty Retail - 3.1%
Aaron’s, Inc.	6,950	152,136
Buckle, Inc. (B)	5,800	150,742
Burlington Stores, Inc. (A)	73,700	4,916,527
Chico’s FAS, Inc.	30,200	323,442
Children’s Place, Inc. (B)	9,700	777,746
Monro Muffler Brake, Inc. (B)	46,050	2,926,938
Murphy USA, Inc. (A)	51,100	3,789,576
Sally Beauty Holdings, Inc. (A)	55,300	1,626,373

		14,663,480

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 0.2%
Cray, Inc. (A)	27,100	$ 810,832

Textiles, Apparel & Luxury Goods - 1.7%
Carter’s, Inc.	34,800	3,705,156
G-III Apparel Group, Ltd. (A)	39,200	1,792,224
Steven Madden, Ltd., Class B (A)	72,800	2,488,304

		7,985,684

Thrifts & Mortgage Finance - 0.4%
MGIC Investment Corp. (A)	177,200	1,054,340
Radian Group, Inc.	105,200	1,096,184

		2,150,524

Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (A)	22,900	1,041,263

Total Common Stocks (Cost $393,652,628)		471,072,615

SECURITIES LENDING COLLATERAL - 17.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (E)	81,370,512	81,370,512

Total Securities Lending Collateral (Cost $81,370,512)		81,370,512

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
State Street Bank & Trust Co. 0.03% (E), dated 06/30/2016, to be repurchased at $2,197,355 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $2,244,388.	$ 2,197,353	2,197,353

Total Repurchase Agreement (Cost $2,197,353)		2,197,353

Total Investments (Cost $477,220,493) (F)		554,640,480
Net Other Assets (Liabilities) - (17.1)%		(81,166,412)

Net Assets - 100.0%		$ 473,474,068

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (H)	Value
ASSETS
Investments
Common Stocks	$471,001,242	$—	$71,373	$471,072,615
Securities Lending Collateral	81,370,512	—	—	81,370,512
Repurchase Agreement	—	2,197,353	—	2,197,353

Total Investments	$552,371,754	$2,197,353	$71,373	$554,640,480

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $79,484,381. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is Level 3 of the fair value hierarchy.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2016, value of the security is $71,373, representing less than 0.1% of the Portfolio’s net assets.
(E)	Rates disclosed reflect the yields at June 30, 2016.
(F)	Aggregate cost for federal income tax purposes is $477,220,493. Aggregate gross unrealized appreciation and depreciation for all securities is $104,874,952 and $27,454,965, respectively. Net unrealized appreciation for tax purposes is $77,419,987.
(G)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(H)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATION:

CVR	Contingent Value Right

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica T. Rowe Price Small Cap VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Investments, at value (cost $475,023,140) (including securities loaned of $79,484,381)	$552,443,127
Repurchase agreement, at value (cost $2,197,353)	2,197,353
Foreign currency, at value (cost $7,036)	7,000
Receivables:
Shares sold	278,441
Investments sold	758,155
Interest	2
Dividends	280,005
Net income from securities lending	57,363
Prepaid expenses	2,238

Total assets	556,023,684

Liabilities:
Payables and other liabilities:
Shares redeemed	27,995
Investments purchased	701,184
Investment management fees	306,476
Distribution and service fees	40,726
Transfer agent fees	1,884
Trustees, CCO and deferred compensation fees	1,930
Audit and tax fees	10,968
Custody fees	19,417
Legal fees	16,502
Printing and shareholder reports fees	45,135
Other	6,887
Collateral for securities on loan	81,370,512

Total liabilities	82,549,616

Net assets	$473,474,068

Net assets consist of:
Capital stock ($0.01 par value)	$343,430
Additional paid-in capital	295,991,742
Undistributed (distributions in excess of) net investment income (loss)	(239,787)
Accumulated net realized gain (loss)	99,958,732
Net unrealized appreciation (depreciation) on:
Investments	77,419,987
Translation of assets and liabilities denominated in foreign currencies	(36)

Net assets	$473,474,068

Net assets by class:
Initial Class	$275,542,437
Service Class	197,931,631

Shares outstanding:
Initial Class	19,638,077
Service Class	14,704,972

Net asset value and offering price per share:
Initial Class	$14.03
Service Class	13.46

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Dividend income	$1,730,775
Interest income	824
Net income (loss) from securities lending	367,308
Withholding taxes on foreign income	(3,457)

Total investment income	2,095,450

Expenses:
Investment advisory fees	665,846
Investment management fees	1,298,777
Distribution and service fees:
Service Class	231,245
Administration fees	26,634
Transfer agent fees	4,644
Trustees, CCO and deferred compensation fees	7,893
Audit and tax fees	11,048
Custody fees	39,646
Legal fees	16,901
Printing and shareholder reports fees	24,425
Other	8,178

Total expenses	2,335,237

Net investment income (loss)	(239,787)

Net realized gain (loss) on:
Investments	39,879,386
Foreign currency transactions	234

Net realized gain (loss)	39,879,620

Net change in unrealized appreciation (depreciation) on:
Investments	(39,721,583)
Translation of assets and liabilities denominated in foreign currencies	8

Net change in unrealized appreciation (depreciation)	(39,721,575)

Net realized and change in unrealized gain (loss)	158,045

Net increase (decrease) in net assets resulting from operations	$(81,742)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica T. Rowe Price Small Cap VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$(239,787)	$(1,421,577)
Net realized gain (loss)	39,879,620	61,959,442
Net change in unrealized appreciation (depreciation)	(39,721,575)	(46,850,318)

Net increase (decrease) in net assets resulting from operations	(81,742)	13,687,547

Dividends and/or distributions to shareholders:
Net realized gains:
Initial Class	—	(34,790,412)
Service Class	—	(16,033,881)

Total dividends and/or distributions from net realized gains	—	(50,824,293)

Capital share transactions:
Proceeds from shares sold:
Initial Class	8,136,531	69,482,735
Service Class	13,950,536	41,191,558

	22,087,067	110,674,293

Dividends and/or distributions reinvested:
Initial Class	—	34,790,412
Service Class	—	16,033,881

	—	50,824,293

Cost of shares redeemed:
Initial Class	(140,493,833)	(109,388,763)
Service Class	(16,110,081)	(17,497,163)

	(156,603,914)	(126,885,926)

Net increase (decrease) in net assets resulting from capital share transactions	(134,516,847)	34,612,660

Net increase (decrease) in net assets	(134,598,589)	(2,524,086)

Net assets:
Beginning of period/year	608,072,657	610,596,743

End of period/year	$473,474,068	$608,072,657

Undistributed (distributions in excess of) net investment income (loss)	$(239,787)	$—

Capital share transactions - shares:
Shares issued:
Initial Class	608,300	4,644,894
Service Class	1,087,285	2,814,757

	1,695,585	7,459,651

Shares reinvested:
Initial Class	—	2,517,396
Service Class	—	1,206,462

	—	3,723,858

Shares redeemed:
Initial Class	(10,550,155)	(7,427,557)
Service Class	(1,306,305)	(1,248,710)

	(11,856,460)	(8,676,267)

Net increase (decrease) in shares outstanding:
Initial Class	(9,941,855)	(265,267)
Service Class	(219,020)	2,772,509

	(10,160,875)	2,507,242

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica T. Rowe Price Small Cap VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$13.85		$14.68	$14.24	$10.31	$9.61	$9.45

Investment operations:
Net investment income (loss) (A)	(0.00	)(B)	(0.02)	(0.01)	(0.02)	0.02	(0.04)
Net realized and unrealized gain (loss)	0.18		0.37	0.92	4.49	1.46	0.20

Total investment operations	0.18		0.35	0.91	4.47	1.48	0.16

Dividends and/or distributions to shareholders:
Net investment income	—		—	—	(0.01)	—	—
Net realized gains	—		(1.18)	(0.47)	(0.53)	(0.78)	—

Total dividends and/or distributions to shareholders	—		(1.18)	(0.47)	(0.54)	(0.78)	—

Net asset value, end of period/year	$14.03		$13.85	$14.68	$14.24	$10.31	$9.61

Total return (C)	1.30	%(D)	2.43%	6.55%	44.07%	15.69%	1.69%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$275,542		$409,596	$438,253	$459,083	$165,231	$151,443
Expenses to average net assets	0.82	%(E)	0.81%	0.82%	0.82%	0.85%	0.84%
Net investment income (loss) to average net assets	(0.01	)%(E)	(0.14)%	(0.09)%	(0.13)%	0.18%	(0.42)%
Portfolio turnover rate	8	%(D)	27%	21%	17%	33%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012		December 31, 2011
Net asset value, beginning of period/year	$13.30		$14.18	$13.81	$10.03	$9.39		$9.25

Investment operations:
Net investment income (loss) (A)	(0.02)		(0.06)	(0.05)	(0.05)	(0.00	)(B)	(0.06)
Net realized and unrealized gain (loss)	0.18		0.36	0.89	4.36	1.42		0.20

Total investment operations	0.16		0.30	0.84	4.31	1.42		0.14

Dividends and/or distributions to shareholders:
Net realized gains	—		(1.18)	(0.47)	(0.53)	(0.78)		—

Net asset value, end of period/year	$13.46		$13.30	$14.18	$13.81	$10.03		$9.39

Total return (C)	1.20	%(D)	2.16%	6.24%	43.70%	15.41%		1.51%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$197,932		$198,477	$172,344	$141,815	$73,603		$50,137
Expenses to average net assets	1.07	%(E)	1.06%	1.07%	1.07%	1.10%		1.09%
Net investment income (loss) to average net assets	(0.25	)%(E)	(0.40)%	(0.34)%	(0.39)%	(0.02)%		(0.67)%
Portfolio turnover rate	8	%(D)	27%	21%	17%	33%		35%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica T. Rowe Price Small Cap VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included in Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2016, commissions recaptured are $1,571.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2016, if any, are identified in the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Net income from securities lending in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$81,370,512	$—	$—	$—	$81,370,512
Total Borrowings	$81,370,512	$—	$—	$—	$81,370,512
Gross amount of recognized liabilities for securities lending transactions					$81,370,512

6. RISK FACTOR

Investing in the Portfolio may involve certain risks, as discussed in the Portfolio’s prospectus, including but not limited to the following:

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions than large capitalization companies. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate, and may offer greater potential for losses.

7. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

As of June 30, 2016, the percentage of Portfolio net assets owned by affiliated investors are as follows:

Portfolio	Value	Percentage of Net Assets
Transamerica Asset Allocation – Growth VP	$16,468,573	3.48%
Transamerica Asset Allocation – Moderate Growth VP	64,183,252	13.55
Total	$80,651,825	17.03%

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual rate:

Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
0.78%	0.75%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.93%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

Cross-trades: The Portfolio is authorized to purchase or sell securities from and to other portfolios within TST, or between the Portfolio and other mutual funds or accounts advised by TAM or the sub-adviser, in each case in accordance with rule 17a-7 under the 1940 Act, when it is in the best interest of each Portfolio participating in the transaction.

For the period ended June 30 2016, the Portfolio engaged in the following net cross-trade transactions, which resulted in net realized gains/(losses) as follows:

Purchases	Sales	Net Realized Gains/(Losses)
$ —	$ 2,345,718	$ 1,205,819

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 42,371,520	$ —	$ 168,003,635	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica T. Rowe Price Small Cap VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica T. Rowe Price Small Cap VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and T. Rowe Price Associates, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its benchmark for the past 1-, 3-, 5- and 10-year periods.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica T. Rowe Price Small Cap VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica T. Rowe Price Small Cap VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Torray Concentrated Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio
Initial Class	$1,000.00	$1,023.80	$3.67	$1,021.20	$3.67	0.73%
Service Class	1,000.00	1,022.10	4.93	1,020.00	4.92	0.98

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	96.2%
Securities Lending Collateral	5.0
Repurchase Agreement	2.0
Net Other Assets (Liabilities)	(3.2)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Torray Concentrated Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 96.2%
Aerospace & Defense - 3.1%
United Technologies Corp.	64,380	$ 6,602,169

Biotechnology - 10.6%
BioMarin Pharmaceutical, Inc. (A)	72,485	5,639,333
Gilead Sciences, Inc.	58,765	4,902,177
Incyte Corp. (A)	59,690	4,774,006
Medivation, Inc. (A)	115,520	6,965,856

		22,281,372

Capital Markets - 5.8%
BlackRock, Inc., Class A	18,694	6,403,256
Charles Schwab Corp.	227,735	5,763,973

		12,167,229

Chemicals - 2.5%
Praxair, Inc.	47,370	5,323,914

Commercial Services & Supplies - 2.7%
Stericycle, Inc. (A)	54,025	5,625,083

Distributors - 3.3%
LKQ Corp. (A)	222,050	7,038,985

Electronic Equipment, Instruments & Components - 3.0%
Amphenol Corp., Class A	110,490	6,334,392

Health Care Equipment & Supplies - 3.4%
Cooper Cos., Inc.	41,890	7,187,067

Household Products - 3.7%
Colgate-Palmolive Co.	106,735	7,813,002

Industrial Conglomerates - 4.5%
Danaher Corp.	94,320	9,526,320

Internet Software & Services - 10.9%
Akamai Technologies, Inc. (A) (B)	89,459	5,003,442
Alphabet, Inc., Class A (A)	14,339	10,087,917
Facebook, Inc., Class A (A)	69,204	7,908,633

		22,999,992

IT Services - 11.6%
Accenture PLC, Class A	64,580	7,316,268
Fiserv, Inc. (A)	87,704	9,536,056
Visa, Inc., Class A	101,914	7,558,961

		24,411,285

Oil, Gas & Consumable Fuels - 5.8%
Enbridge, Inc. (B)	152,555	6,462,230
EOG Resources, Inc.	68,825	5,741,381

		12,203,611

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 4.2%
Roche Holding AG, ADR (B)	266,450	$ 8,779,528

Professional Services - 3.2%
Verisk Analytics, Inc., Class A (A)	84,105	6,819,233

Real Estate Investment Trusts - 3.8%
American Tower Corp., Class A	71,445	8,116,866

Software - 2.7%
Adobe Systems, Inc. (A)	59,115	5,662,626

Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	89,194	8,526,946

Textiles, Apparel & Luxury Goods - 7.4%
Hanesbrands, Inc.	196,805	4,945,710
NIKE, Inc., Class B	96,846	5,345,899
VF Corp.	86,212	5,301,176

		15,592,785

Total Common Stocks (Cost $179,473,002)		203,012,405

SECURITIES LENDING COLLATERAL - 5.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (C)	10,533,398	10,533,398

Total Securities Lending Collateral (Cost $10,533,398)		10,533,398

	Principal	Value
REPURCHASE AGREEMENT - 2.0%
State Street Bank & Trust Co. 0.03% (C), dated 06/30/2016, to be repurchased at $4,224,247 on 07/01/2016. Collateralized by a U.S. Government Obligation, 3.38%, due 11/15/2019, and with a value of $4,312,188.	$ 4,224,244	4,224,244

Total Repurchase Agreement (Cost $4,224,244)		4,224,244

Total Investments (Cost $194,230,644) (D)		217,770,047
Net Other Assets (Liabilities) - (3.2)%		(6,742,627)

Net Assets - 100.0%		$ 211,027,420

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$203,012,405	$—	$—	$203,012,405
Securities Lending Collateral	10,533,398	—	—	10,533,398
Repurchase Agreement	—	4,224,244	—	4,224,244

Total Investments	$213,545,803	$4,224,244	$—	$217,770,047

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Torray Concentrated Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $10,286,080. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at June 30, 2016.
(D)	Aggregate cost for federal income tax purposes is $194,230,644. Aggregate gross unrealized appreciation and depreciation for all securities is $30,251,303 and $6,711,900, respectively. Net unrealized appreciation for tax purposes is $23,539,403.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Torray Concentrated Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Investments, at value (cost $190,006,400) (including securities loaned of $10,286,080)	$213,545,803
Repurchase agreement, at value (cost $4,224,244)	4,224,244
Receivables:
Shares sold	1,193
Investments sold	3,876,816
Interest	4
Dividends	86,013
Tax reclaims	67,484
Net income from securities lending	1,487
Prepaid expenses	763

Total assets	221,803,807

Liabilities:
Payables and other liabilities:
Shares redeemed	73,758
Investment management fees	119,193
Distribution and service fees	7,480
Transfer agent fees	686
Trustees, CCO and deferred compensation fees	516
Audit and tax fees	8,206
Custody fees	5,196
Legal fees	6,784
Printing and shareholder reports fees	18,459
Other	2,711
Collateral for securities on loan	10,533,398

Total liabilities	10,776,387

Net assets	$211,027,420

Net assets consist of:
Capital stock ($0.01 par value)	$122,078
Additional paid-in capital	186,796,611
Undistributed (distributions in excess of) net investment income (loss)	1,426,253
Accumulated net realized gain (loss)	(856,520)
Net unrealized appreciation (depreciation) on:
Investments	23,539,403
Translation of assets and liabilities denominated in foreign currencies	(405)

Net assets	$211,027,420

Net assets by class:
Initial Class	$175,381,586
Service Class	35,645,834

Shares outstanding:
Initial Class	10,181,373
Service Class	2,026,422

Net asset value and offering price per share:
Initial Class	$17.23
Service Class	17.59

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Dividend income	$1,334,721
Interest income	1,008
Net income (loss) from securities lending	24,922
Withholding taxes on foreign income	(63,835)

Total investment income	1,296,816

Expenses:
Investment advisory fees	214,519
Investment management fees	485,519
Distribution and service fees:
Service Class	43,934
Administration fees	9,901
Transfer agent fees	1,718
Trustees, CCO and deferred compensation fees	2,979
Audit and tax fees	7,971
Custody fees	17,883
Legal fees	6,627
Printing and shareholder reports fees	8,556
Other	3,258

Total expenses	802,865

Net investment income (loss)	493,951

Net realized gain (loss) on:
Investments	3,043,104
Foreign currency transactions	1,218

Net realized gain (loss)	3,044,322

Net change in unrealized appreciation (depreciation) on:
Investments	828,284
Translation of assets and liabilities denominated in foreign currencies	210

Net change in unrealized appreciation (depreciation)	828,494

Net realized and change in unrealized gain (loss)	3,872,816

Net increase (decrease) in net assets resulting from operations	$4,366,767

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Torray Concentrated Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$493,951	$937,871
Net realized gain (loss)	3,044,322	(3,816,063)
Net change in unrealized appreciation (depreciation)	828,494	497,665

Net increase (decrease) in net assets resulting from operations	4,366,767	(2,380,527)

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(1,076,985)
Service Class	—	(153,579)

Total dividends and/or distributions from net investment income	—	(1,230,564)

Net realized gains:
Initial Class	—	(37,376,228)
Service Class	—	(9,253,902)

Total dividends and/or distributions from net realized gains	—	(46,630,130)

Total dividends and/or distributions to shareholders	—	(47,860,694)

Capital share transactions:
Proceeds from shares sold:
Initial Class	1,983,815	4,691,802
Service Class	2,534,003	6,493,264

	4,517,818	11,185,066

Dividends and/or distributions reinvested:
Initial Class	—	38,453,213
Service Class	—	9,407,481

	—	47,860,694

Cost of shares redeemed:
Initial Class	(13,110,083)	(47,881,690)
Service Class	(4,604,689)	(16,697,663)

	(17,714,772)	(64,579,353)

Net increase (decrease) in net assets resulting from capital share transactions	(13,196,954)	(5,533,593)

Net increase (decrease) in net assets	(8,830,187)	(55,774,814)

Net assets:
Beginning of period/year	219,857,607	275,632,421

End of period/year	$211,027,420	$219,857,607

Undistributed (distributions in excess of) net investment income (loss)	$1,426,253	$932,302

Capital share transactions - shares:
Shares issued:
Initial Class	116,569	247,838
Service Class	145,694	309,959

	262,263	557,797

Shares reinvested:
Initial Class	—	2,287,520
Service Class	—	546,946

	—	2,834,466

Shares redeemed:
Initial Class	(791,535)	(2,289,548)
Service Class	(275,251)	(898,801)

	(1,066,786)	(3,188,349)

Net increase (decrease) in shares outstanding:
Initial Class	(674,966)	245,810
Service Class	(129,557)	(41,896)

	(804,523)	203,914

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Torray Concentrated Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013		December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$16.83		$21.45	$23.04	$17.48		$15.05	$15.52

Investment operations:
Net investment income (loss) (A)	0.04		0.08	0.11	0.17		0.21	0.13
Net realized and unrealized gain (loss)	0.36		(0.42)	2.05	5.59		2.36	(0.48)

Total investment operations	0.40		(0.34)	2.16	5.76		2.57	(0.35)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.12)	(0.21)	(0.20)		(0.14)	(0.12)
Net realized gains	—		(4.16)	(3.54)	—		—	—

Total dividends and/or distributions to shareholders	—		(4.28)	(3.75)	(0.20)		(0.14)	(0.12)

Net asset value, end of period/year	$17.23		$16.83	$21.45	$23.04		$17.48	$15.05

Total return (B)	2.38	%(C)	(1.57)%	10.00%	33.10%		17.13%	(2.27)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$175,381		$182,751	$227,636	$234,000		$193,359	$187,862
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.73	%(D)	0.72%	0.73%	0.78%		0.84%	0.82%
Including waiver and/or reimbursement and recapture	0.73	%(D)	0.72%	0.73%	0.78%		0.84%	0.82%
Net investment income (loss) to average net assets	0.52	%(D)	0.42%	0.49%	0.86%		1.26%	0.82%
Portfolio turnover rate	11	%(C)	19%	123%	153	%(E)	32%	27%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013		December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$17.21		$21.84	$23.40	$17.76		$15.30	$15.79

Investment operations:
Net investment income (loss) (A)	0.02		0.03	0.05	0.13		0.17	0.09
Net realized and unrealized gain (loss)	0.36		(0.43)	2.09	5.67		2.40	(0.49)

Total investment operations	0.38		(0.40)	2.14	5.80		2.57	(0.40)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.07)	(0.16)	(0.16)		(0.11)	(0.09)
Net realized gains	—		(4.16)	(3.54)	—		—	—

Total dividends and/or distributions to shareholders	—		(4.23)	(3.70)	(0.16)		(0.11)	(0.09)

Net asset value, end of period/year	$17.59		$17.21	$21.84	$23.40		$17.76	$15.30

Total return (B)	2.21	%(C)	(1.84)%	9.75%	32.81%		16.83%	(2.53)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$35,646		$37,107	$47,996	$43,649		$27,827	$18,801
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.98	%(D)	0.97%	0.98%	1.03%		1.09%	1.07%
Including waiver and/or reimbursement and recapture	0.98	%(D)	0.97%	0.98%	1.03%		1.09%	1.07%
Net investment income (loss) to average net assets	0.26	%(D)	0.16%	0.23%	0.62%		1.01%	0.58%
Portfolio turnover rate	11	%(C)	19%	123%	153	%(E)	32%	27%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Torray Concentrated Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Torray Concentrated Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Torray Concentrated Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included in Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2016, commissions recaptured are $947.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Torray Concentrated Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Torray Concentrated Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2016, if any, are identified in the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Net income from securities lending in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Torray Concentrated Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$10,533,398	$—	$—	$—	$10,533,398
Total Borrowings	$10,533,398	$—	$—	$—	$10,533,398
Gross amount of recognized liabilities for securities lending transactions					$10,533,398

6. RISK FACTOR

Investing in the Portfolio may involve certain risks, as discussed in the Portfolio’s prospectus, including but not limited to the following:

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to larger price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

7. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Torray Concentrated Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $650 million	0.680%	0.650%
Over $650 million up to $1.15 billion	0.660%	0.630%
Over $1.15 billion	0.605%	0.575%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.84%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Torray Concentrated Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 23,374,514	$ —	$ 39,477,786	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Torray Concentrated Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Torray Concentrated Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Torray LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Initial Class Shares of the Portfolio was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed with TAM the reasons for the underperformance and

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Torray Concentrated Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on May 1, 2014 pursuant to its current investment objective and investment strategies. The Trustees observed that the performance of the Portfolio had improved during 2016.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Torray Concentrated Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica TS&W International Equity VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio
Initial Class	$1,000.00	$949.20	$4.36	$1,020.40	$4.52	0.90%
Service Class	1,000.00	948.00	5.57	1,019.10	5.77	1.15

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	97.9%
Securities Lending Collateral	5.3
Preferred Stocks	1.1
Repurchase Agreement	0.6
Right	0.1
Net Other Assets (Liabilities)	(5.0)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Australia - 4.0%
Asciano, Ltd.	72,263	$ 479,450
BHP Billiton PLC, ADR (A)	21,800	553,284
Challenger, Ltd.	218,277	1,426,054
Sonic Healthcare, Ltd.	74,900	1,214,662
South32, Ltd. (B)	690,900	810,277

		4,483,727

Belgium - 1.0%
Groupe Bruxelles Lambert SA	14,200	1,164,481

Denmark - 0.3%
TDC A/S, Class B	77,000	377,336

France - 10.1%
Arkema SA	12,793	978,059
Bollore SA	177,400	597,220
Engie SA	128,100	2,056,858
Rexel SA	92,400	1,161,689
Sanofi	25,268	2,099,333
TOTAL SA	23,300	1,117,374
Veolia Environnement SA	83,000	1,792,352
Vivendi SA (A)	76,400	1,429,345

		11,232,230

Germany - 9.0%
Allianz SE, Class A	5,841	833,262
Bayer AG	3,382	339,670
Deutsche Boerse AG	14,600	1,199,459
Merck KGaA	13,400	1,362,015
METRO AG	40,300	1,239,470
SAP SE	21,100	1,584,718
Siemens AG, Class A	17,207	1,765,802
Talanx AG (B)	28,200	839,881
TUI AG	80,000	908,724

		10,073,001

Hong Kong - 4.1%
Cheung Kong Property Holdings, Ltd.	177,400	1,120,044
CK Hutchison Holdings, Ltd.	123,500	1,358,557
First Pacific Co., Ltd.	535,250	386,514
Guangdong Investment, Ltd.	950,500	1,458,405
Noble Group, Ltd. (A) (B)	1,541,400	233,413

		4,556,933

Ireland - 2.1%
DCC PLC	7,700	677,597
Ryanair Holdings PLC, ADR (A)	7,185	499,645
Smurfit Kappa Group PLC, Class B	50,421	1,110,187

		2,287,429

Israel - 1.9%
Teva Pharmaceutical Industries, Ltd., ADR	42,300	2,124,729

Italy - 4.4%
Azimut Holding SpA	45,300	739,108
Davide Campari (C)	90,400	894,833
Eni SpA, Class B	82,496	1,328,777
Mediobanca SpA	186,000	1,071,694
Prysmian SpA	40,385	886,416

		4,920,828

Japan - 25.8%
Astellas Pharma, Inc.	105,400	1,652,919
Bridgestone Corp. (A)	29,900	960,894

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Coca-Cola East Japan Co., Ltd.	54,100	$ 1,035,450
Daiwa Securities Group, Inc.	276,200	1,455,124
Denka Co., Ltd.	193,000	780,506
Electric Power Development Co., Ltd.	23,100	538,190
FamilyMart Co., Ltd.	21,900	1,334,614
FANUC Corp.	8,300	1,350,188
FUJIFILM Holdings Corp.	24,900	966,130
Hitachi, Ltd.	212,300	889,506
Japan Airlines Co., Ltd.	34,200	1,100,303
Komatsu, Ltd.	40,600	705,290
Kuraray Co., Ltd. (A)	95,200	1,135,876
Mitsubishi Corp.	41,500	730,704
Mitsubishi Heavy Industries, Ltd.	170,100	684,010
MS&AD Insurance Group Holdings, Inc.	55,200	1,430,238
NEC Corp.	545,800	1,271,640
Nippon Telegraph & Telephone Corp.	20,700	970,724
ORIX Corp.	118,400	1,532,151
Resona Holdings, Inc.	252,600	923,231
SoftBank Group Corp.	33,600	1,900,148
Sony Corp.	68,000	2,003,414
Square Enix Holdings Co., Ltd.	18,100	587,580
Sumitomo Mitsui Financial Group, Inc.	56,800	1,640,102
Toyota Motor Corp.	24,300	1,197,953

		28,776,885

Macau - 0.5%
MGM China Holdings, Ltd.	434,659	566,408

Mexico - 0.9%
Grupo Televisa SAB, ADR	40,200	1,046,808

Netherlands - 5.8%
Akzo Nobel NV	16,700	1,037,417
Boskalis Westminster	21,024	717,394
Delta Lloyd NV	187,034	657,178
Heineken Holding NV, Class A	21,143	1,713,041
Koninklijke Philips NV	78,665	1,953,745
Steinhoff International Holdings NV	69,600	399,272

		6,478,047

Republic of Korea - 1.9%
Samsung Electronics Co., Ltd.	930	1,158,177
SK Telecom Co., Ltd.	5,227	981,979

		2,140,156

Singapore - 1.4%
DBS Group Holdings, Ltd.	132,000	1,556,401

Spain - 1.4%
Aena SA (D)	11,400	1,511,075

Sweden - 3.4%
Investor AB, Class B	45,178	1,517,790
Svenska Cellulosa AB SCA, Class B	26,930	865,279
Telefonaktiebolaget LM Ericsson, Class B	189,512	1,455,936

		3,839,005

Switzerland - 5.0%
GAM Holding AG (B)	45,445	485,142
Nestle SA	26,479	2,051,548
Novartis AG	23,580	1,946,258
UBS Group AG	85,100	1,104,222

		5,587,170

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom - 13.8%
Aviva PLC	227,360	$ 1,198,479
Barclays PLC	361,300	671,976
GKN PLC	439,600	1,589,353
HSBC Holdings PLC (A)	187,300	1,148,296
IG Group Holdings PLC	76,293	826,121
Imperial Brands PLC	24,199	1,312,377
Inchcape PLC	108,987	916,398
Johnson Matthey PLC	22,523	844,775
Kingfisher PLC	234,014	1,005,109
National Grid PLC, Class B	72,618	1,067,871
Savills PLC	28,100	229,920
Sky PLC	89,258	1,014,278
UBM PLC	105,120	901,540
Unilever PLC	30,293	1,451,493
Vodafone Group PLC	413,344	1,260,227

		15,438,213

United States - 1.1%
Flextronics International, Ltd. (B)	105,400	1,243,720

Total Common Stocks (Cost $120,317,800)		109,404,582

PREFERRED STOCKS - 1.1%
Germany - 0.3%
Porsche Automobil Holding SE
2.36% (E)	8,200	379,019

Republic of Korea - 0.8%
Hyundai Motor Co.
3.31% (E)	10,300	848,659

Total Preferred Stocks (Cost $1,728,337)		1,227,678

	Shares	Value
RIGHT - 0.1%
Hong Kong - 0.1%
Noble Group, Ltd. (B) Exercise Price SGD 0.11 Expiration Date 07/20/2016	1,541,400	$ 107,548

Total Right (Cost $325,647)		107,548

SECURITIES LENDING COLLATERAL - 5.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (E)	5,914,648	5,914,648

Total Securities Lending Collateral (Cost $5,914,648)		5,914,648

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
State Street Bank & Trust Co. 0.03% (E), dated 06/30/2016, to be repurchased at $672,873 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $690,188.	$ 672,872	672,872

Total Repurchase Agreement (Cost $672,872)		672,872

Total Investments (Cost $128,959,304) (F)		117,327,328
Net Other Assets (Liabilities) - (5.0)%		(5,609,603)

Net Assets - 100.0%		$ 111,717,725

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	8.1%	$9,524,924
Diversified Financial Services	6.9	8,052,570
Banks	5.1	5,940,006
Industrial Conglomerates	4.9	5,755,701
Insurance	4.2	4,959,038
Multi-Utilities	4.2	4,917,081
Capital Markets	4.1	4,855,290
Chemicals	4.1	4,776,633
Media	3.7	4,391,971
Wireless Telecommunication Services	3.5	4,142,354
Beverages	3.1	3,643,324
Technology Hardware, Storage & Peripherals	2.9	3,395,947
Machinery	2.3	2,739,488
Food & Staples Retailing	2.2	2,574,084
Auto Components	2.2	2,550,247
Oil, Gas & Consumable Fuels	2.1	2,446,151
Automobiles	2.1	2,425,631
Household Durables	2.0	2,402,686
Trading Companies & Distributors	1.9	2,233,354
Software	1.9	2,172,298
Electronic Equipment, Instruments & Components	1.8	2,133,226

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Food Products	1.7%	$2,051,548
Airlines	1.4	1,599,948
Transportation Infrastructure	1.3	1,511,075
Hotels, Restaurants & Leisure	1.3	1,475,132
Water Utilities	1.2	1,458,405
Communications Equipment	1.2	1,455,936
Personal Products	1.2	1,451,493
Metals & Mining	1.2	1,363,561
Real Estate Management & Development	1.2	1,349,964
Diversified Telecommunication Services	1.2	1,348,060
Tobacco	1.1	1,312,377
Health Care Providers & Services	1.0	1,214,662
Containers & Packaging	0.9	1,110,187
Specialty Retail	0.9	1,005,109
Distributors	0.8	916,398
Electrical Equipment	0.8	886,416
Household Products	0.7	865,279
Construction & Engineering	0.6	717,394
Air Freight & Logistics	0.5	597,220
Independent Power & Renewable Electricity Producers	0.5	538,190
Road & Rail	0.4	479,450

Investments, at Value	94.4	110,739,808
Short-Term Investments	5.6	6,587,520

Total Investments	100.0%	$117,327,328

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS Investments
Common Stocks	$5,468,186	$103,936,396	$—	$109,404,582
Preferred Stocks	—	1,227,678	—	1,227,678
Right	—	107,548	—	107,548
Securities Lending Collateral	5,914,648	—	—	5,914,648
Repurchase Agreement	—	672,872	—	672,872

Total Investments	$11,382,834	$105,944,494	$—	$117,327,328

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $5,597,331. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2016, value of the security is $894,833, representing 0.8% of the Portfolio’s net assets.
(D)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the value of the 144A security is $1,511,075, representing 1.4% of the Portfolio’s net assets.
(E)	Rates disclosed reflect the yields at June 30, 2016.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(F)	Aggregate cost for federal income tax purposes is $128,959,304. Aggregate gross unrealized appreciation and depreciation for all securities is $8,391,375 and $20,023,351, respectively. Net unrealized depreciation for tax purposes is $11,631,976.
(G)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica TS&W International Equity VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Investments, at value (cost $128,286,432) (including securities loaned of $5,597,331)	$116,654,456
Repurchase agreement, at value (cost $672,872)	672,872
Foreign currency, at value (cost $104,404)	103,918
Receivables:
Shares sold	11,175
Investments sold	347,791
Interest	1
Dividends	277,432
Tax reclaims	217,587
Net income from securities lending	3,524
Prepaid expenses	490

Total assets	118,289,246

Liabilities:
Payables and other liabilities:
Shares redeemed	8,129
Investments purchased	532,017
Investment management fees	73,337
Distribution and service fees	8,135
Transfer agent fees	348
Trustees, CCO and deferred compensation fees	323
Audit and tax fees	9,066
Custody fees	8,170
Legal fees	3,321
Printing and shareholder reports fees	12,610
Other	1,417
Collateral for securities on loan	5,914,648

Total liabilities	6,571,521

Net assets	$111,717,725

Net assets consist of:
Capital stock ($0.01 par value)	$96,750
Additional paid-in capital	119,960,189
Undistributed (distributions in excess of) net investment income (loss)	4,723,336
Accumulated net realized gain (loss)	(1,421,583)
Net unrealized appreciation (depreciation) on:
Investments	(11,631,976)
Translation of assets and liabilities denominated in foreign currencies	(8,991)

Net assets	$111,717,725

Net assets by class:
Initial Class	$73,302,858
Service Class	38,414,867

Shares outstanding:
Initial Class	6,329,434
Service Class	3,345,566

Net asset value and offering price per share:
Initial Class	$11.58
Service Class	11.48

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Dividend income	$2,846,315
Interest income	206
Net income (loss) from securities lending	53,277
Withholding taxes on foreign income	(272,495)

Total investment income	2,627,303

Expenses:
Investment advisory fees	142,554
Investment management fees	308,862
Distribution and service fees:
Service Class	48,732
Administration fees	5,779
Transfer agent fees	958
Trustees, CCO and deferred compensation fees	1,703
Audit and tax fees	8,590
Custody fees	55,234
Legal fees	3,499
Printing and shareholder reports fees	6,560
Other	1,758

Total expenses	584,229

Net investment income (loss)	2,043,074

Net realized gain (loss) on:
Investments	(21,586)
Foreign currency transactions	28,516

Net realized gain (loss)	6,930

Net change in unrealized appreciation (depreciation) on:
Investments	(8,162,328)
Translation of assets and liabilities denominated in foreign currencies	4,779

Net change in unrealized appreciation (depreciation)	(8,157,549)

Net realized and change in unrealized gain (loss)	(8,150,619)

Net increase (decrease) in net assets resulting from operations	$(6,107,545)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica TS&W International Equity VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$2,043,074	$3,063,920
Net realized gain (loss)	6,930	1,739,493
Net change in unrealized appreciation (depreciation)	(8,157,549)	(3,131,841)

Net increase (decrease) in net assets resulting from operations	(6,107,545)	1,671,572

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(2,834,184)
Service Class	—	(1,135,808)

Total dividends and/or distributions from net investment income	—	(3,969,992)

Capital share transactions:
Proceeds from shares sold:
Initial Class	2,902,125	5,636,991
Service Class	5,136,037	13,837,235

	8,038,162	19,474,226

Dividends and/or distributions reinvested:
Initial Class	—	2,834,184
Service Class	—	1,135,808

	—	3,969,992

Cost of shares redeemed:
Initial Class	(12,939,512)	(18,753,028)
Service Class	(4,662,476)	(5,883,560)

	(17,601,988)	(24,636,588)

Net increase (decrease) in net assets resulting from capital share transactions	(9,563,826)	(1,192,370)

Net increase (decrease) in net assets	(15,671,371)	(3,490,790)

Net assets:
Beginning of period/year	127,389,096	130,879,886

End of period/year	$111,717,725	$127,389,096

Undistributed (distributions in excess of) net investment income (loss)	$4,723,336	$2,680,262

Capital share transactions - shares:
Shares issued:
Initial Class	243,007	428,612
Service Class	454,702	1,053,975

	697,709	1,482,587

Shares reinvested:
Initial Class	—	229,861
Service Class	—	92,719

	—	322,580

Shares redeemed:
Initial Class	(1,079,398)	(1,436,120)
Service Class	(406,060)	(453,007)

	(1,485,458)	(1,889,127)

Net increase (decrease) in shares outstanding:
Initial Class	(836,391)	(777,647)
Service Class	48,642	693,687

	(787,749)	(83,960)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica TS&W International Equity VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013		December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$12.20		$12.43	$13.42	$11.05		$9.68	$11.47

Investment operations:
Net investment income (loss) (A)	0.20		0.31	0.41	0.25		0.20	0.17
Net realized and unrealized gain (loss)	(0.82)		(0.14)	(1.08)	2.41		1.40	(1.80)

Total investment operations	(0.62)		0.17	(0.67)	2.66		1.60	(1.63)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.40)	(0.32)	(0.29)		(0.23)	(0.16)

Net asset value, end of period/year	$11.58		$12.20	$12.43	$13.42		$11.05	$9.68

Total return (B)	(5.08	)%(C)	1.32%	(5.18)%	24.34%		16.75%	(14.29)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$73,303		$87,448	$98,735	$117,580		$98,677	$137,627
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.90	%(D)	0.87%	0.89%	1.02%		1.09%	1.07%
Including waiver and/or reimbursement and recapture	0.90	%(D)	0.87%	0.89%	1.04%		1.07%	1.07%
Net investment income (loss) to average net assets	3.50	%(D)	2.41%	3.05%	2.06%		1.97%	1.55%
Portfolio turnover rate	13	%(C)	26%	30%	109	%(E)	35%	46%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013		December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$12.11		$12.35	$13.34	$10.99		$9.63	$11.42

Investment operations:
Net investment income (loss) (A)	0.19		0.26	0.35	0.21		0.16	0.13
Net realized and unrealized gain (loss)	(0.82)		(0.13)	(1.05)	2.41		1.41	(1.79)

Total investment operations	(0.63)		0.13	(0.70)	2.62		1.57	(1.66)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.37)	(0.29)	(0.27)		(0.21)	(0.13)

Net asset value, end of period/year	$11.48		$12.11	$12.35	$13.34		$10.99	$9.63

Total return (B)	(5.20	)%(C)	1.04%	(5.38)%	24.07%		16.44%	(14.56)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$38,415		$39,941	$32,145	$28,054		$17,487	$14,029
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.15	%(D)	1.12%	1.14%	1.27%		1.34%	1.32%
Including waiver and/or reimbursement and recapture	1.15	%(D)	1.12%	1.14%	1.29%		1.32%	1.32%
Net investment income (loss) to average net assets	3.32	%(D)	2.05%	2.66%	1.75%		1.51%	1.24%
Portfolio turnover rate	13	%(C)	26%	30%	109	%(E)	35%	46%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica TS&W International Equity VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included in Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2016, commissions recaptured are $2,188.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Rights and warrants: Rights and warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights or warrants are priced at zero. Rights or warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Net income from securities lending in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The value of loaned securities and related collateral outstanding at June 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$5,914,648	$—	$—	$—	$5,914,648
Total Borrowings	$5,914,648	$—	$—	$—	$5,914,648
Gross amount of recognized liabilities for securities lending transactions					$5,914,648

5. RISK FACTORS

Investing in the Portfolio may involve certain risks, as discussed in the Portfolio’s prospectus, including but not limited to the following:

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because these market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of investments may decline because of factors affecting a particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

6. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

As of June 30, 2016, the percentage of Portfolio net assets owned by affiliated investors are as follows:

Portfolio	Value	Percentage of Net Assets
Transamerica International Moderate Growth VP	$51,138	0.05%

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $500 million	0.77%	0.74%
Over $500 million up to $1 billion	0.75%	0.72%
Over $1 billion up to $2 billion	0.72%	0.69%
Over $2 billion	0.69%	0.66%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
1.02%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 15,372,141	$ —	$ 22,758,584	$ —

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica TS&W International Equity VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica TS&W International Equity VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Thompson, Siegel & Walmsley LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its benchmark for the past 1-, 3- and 10-year periods and below its benchmark for the past 5-year period. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on May 1, 2013 pursuant to its current investment objective and investment strategies.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica TS&W International Equity VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica TS&W International Equity VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Limited Maturity Bond VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio
Initial Class	$1,000.00	$1,015.00	$3.16	$1,021.70	$3.17	0.63%
Service Class	1,000.00	1,013.10	4.40	1,020.50	4.42	0.88

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Portfolio Characteristics	Years
Average Maturity §	2.01
Duration †	1.83

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	25.7%
AAA	20.5
AA	8.7
A	24.1
BBB	20.5
BB	0.1
NR (Not Rated)	4.2
Net Other Assets (Liabilities) ^	(3.8)
Total	100.0%

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 15.4%
Cayman Islands - 4.1%
ARES XI CLO, Ltd. Series 2007-11A, Class C, 1.88% (A), 10/11/2021 (B)	$ 250,000	$ 237,142
Callidus Debt Partners CLO Fund VI, Ltd. Series 6A, Class A1T, 0.90% (A), 10/23/2021 (B)	291,042	286,392
CIFC Funding, Ltd. Series 2006-2A, Class B1L, 2.27% (A), 03/01/2021 (B)	250,000	246,202
Gulf Stream - Compass CLO, Ltd.
Series 2007-1A, Class B,
1.53% (A), 10/28/2019 (B)	250,000	249,862
Series 2007-1A, Class C,
2.63% (A), 10/28/2019 (B)	250,000	249,970
Series 2007-1A, Class D,
4.08% (A), 10/28/2019 (B)	250,000	250,064
Kingsland III, Ltd. Series 2006-3A, Class B, 1.31% (A), 08/24/2021 (B)	420,000	397,156
KKR Financial CLO, Ltd.
Series 2007-1A, Class D,
2.88% (A), 05/15/2021 (B)	500,000	500,077
Series 2007-1A, Class E,
5.63% (A), 05/15/2021 (B)	500,000	499,975
Muir Grove CLO, Ltd. Series 2007-1A, Class B, 2.64% (A), 03/25/2020 (B)	600,000	594,596

		3,511,436

United States - 11.3%
Ally Auto Receivables Trust Series 2016-2, Class A4, 1.60%, 01/15/2021	250,000	251,591
American Residential Properties Trust Series 2014-SFR1, Class C, 2.79% (A), 09/17/2031 (B)	250,000	247,755
BA Credit Card Trust Series 2014-A2, Class A, 0.71% (A), 09/16/2019	100,000	100,095
Bank of The West Auto Trust
Series 2014-1, Class A4,
1.65%, 03/16/2020 (B)	400,000	401,790
Series 2015-1, Class A4,
1.66%, 09/15/2020 (B)	100,000	100,013
BMW Vehicle Lease Trust Series 2015-2, Class A4, 1.55%, 02/20/2019	60,000	60,179
Cabela’s Credit Card Master Note Trust
Series 2015-1A, Class A1,
2.26%, 03/15/2023	600,000	615,002
Series 2016-1, Class A1,
1.78%, 06/15/2022	300,000	301,650
Capital Auto Receivables Asset Trust Series 2015-1, Class A3, 1.61%, 06/20/2019	230,000	231,057
Capital One Multi-Asset Execution Trust
Series 2014-A3, Class A3,
0.82% (A), 01/18/2022	500,000	499,729
Series 2015-A7, Class A7,
1.45%, 08/16/2021	180,000	181,359

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
CarMax Auto Owner Trust
Series 2014-4, Class A4,
1.81%, 07/15/2020	$ 260,000	$ 263,365
Series 2015-1, Class A4,
1.83%, 07/15/2020	180,000	181,611
Series 2015-3, Class A3,
1.63%, 05/15/2020	350,000	352,915
Series 2016-2, Class A3,
1.52%, 02/16/2021	100,000	100,580
Chase Funding Loan Acquisition Trust Series 2003-C2, Class 1A, 4.75%, 12/25/2019	59,483	59,990
Chase Issuance Trust
Series 2015-A7, Class A7,
1.62%, 07/15/2020	300,000	303,328
Series 2016-A2, Class A,
1.37%, 06/15/2021	200,000	201,035
Chrysler Capital Auto Receivables Trust Series 2014-BA, Class A4, 1.76%, 12/16/2019 (B)	200,000	201,164
Citibank Credit Card Issuance Trust
Series 2013-A2, Class A2,
0.73% (A), 05/26/2020	261,000	261,157
Series 2014-A6, Class A6,
2.15%, 07/15/2021	130,000	133,680
CNH Equipment Trust Series 2015-B, Class A4, 1.89%, 04/15/2022	190,000	192,624
Discover Card Execution Note Trust
Series 2012-A6, Class A6,
1.67%, 01/18/2022	220,000	223,559
Series 2014-A1, Class A1,
0.87% (A), 07/15/2021	510,000	511,172
Series 2014-A4, Class A4,
2.12%, 12/15/2021	200,000	205,046
Series 2015-A3, Class A,
1.45%, 03/15/2021	140,000	141,458
Fifth Third Auto Trust Series 2014-2, Class A4, 1.38%, 12/15/2020	180,000	180,778
GM Financial Automobile Leasing Trust
Series 2015-3, Class A4,
1.81%, 11/20/2019	130,000	130,592
Series 2016-2, Class A4,
1.76%, 03/20/2020	150,000	150,373
GSAMP Trust Series 2005-SEA2, Class A1, 0.80% (A), 01/25/2045 (B)	44,548	44,069
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A4,
1.55%, 10/15/2021	410,000	413,035
Series 2015-1, Class A4,
1.67%, 08/15/2022	300,000	302,309
Hyundai Auto Lease Securitization Trust Series 2016-B, Class A4, 1.68%, 04/15/2020 (B)	200,000	200,486

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Hyundai Auto Receivables Trust
Series 2013-A, Class B,
1.13%, 09/17/2018	$ 210,000	$ 209,768
Series 2014-A, Class A4,
1.32%, 08/15/2019	180,000	180,616
Series 2014-B, Class A4,
1.46%, 11/15/2019	50,000	50,201
Series 2015-A, Class A4,
1.37%, 07/15/2020	180,000	180,935
Mercedes-Benz Auto Receivables Trust Series 2015-1, Class A4, 1.75%, 12/15/2021	140,000	142,038
Nissan Auto Lease Trust Series 2016-A, Class A4, 1.65%, 10/15/2021	150,000	150,427
Porsche Innovative Lease Owner Trust Series 2015-1, Class A4, 1.43%, 05/21/2021 (B)	110,000	110,154
Synchrony Credit Card Master Note Trust
Series 2015-2, Class A,
1.60%, 04/15/2021	130,000	130,527
Series 2016-1, Class A,
2.04%, 03/15/2022	200,000	203,660
Toyota Auto Receivables Owner Trust
Series 2015-B, Class A4,
1.74%, 09/15/2020	100,000	101,135
Series 2016-A, Class A4,
1.47%, 09/15/2021	220,000	222,304
USAA Auto Owner Trust Series 2015-1, Class A4, 1.54%, 11/16/2020	100,000	100,858
Volkswagen Auto Loan Enhanced Trust Series 2012-2, Class A4, 0.66%, 03/20/2019	87,794	87,647
World Omni Auto Receivables Trust Series 2015-B, Class A4, 1.84%, 01/17/2022	80,000	80,797

		9,695,613

Total Asset-Backed Securities (Cost $13,113,555)		13,207,049

CORPORATE DEBT SECURITIES - 48.1%
Australia - 1.4%
BHP Billiton Finance USA, Ltd. 2.05%, 09/30/2018	175,000	177,292
Commonwealth Bank of Australia 1.40%, 09/08/2017 (C)	250,000	250,877
Macquarie Bank, Ltd. 1.60%, 10/27/2017 (B)	400,000	400,427
Scentre Group Trust 1 / Scentre Group Trust 2 2.38%, 11/05/2019 (B)	188,000	190,776
Westpac Banking Corp. 1.50%, 12/01/2017	175,000	175,857

		1,195,229

Canada - 2.7%
Bank of Montreal
1.30%, 07/14/2017, MTN	240,000	240,639
1.80%, 07/31/2018, MTN	170,000	172,088

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Canada (continued)
Bank of Nova Scotia 1.30%, 07/21/2017	$ 438,000	$ 438,796
Royal Bank of Canada
1.50%, 01/16/2018, MTN	280,000	281,158
1.80%, 07/30/2018, MTN	230,000	232,504
Thomson Reuters Corp.
1.30%, 02/23/2017	119,000	119,020
1.65%, 09/29/2017 (C)	129,000	129,552
Toronto-Dominion Bank
1.13%, 05/02/2017, MTN	350,000	350,294
2.25%, 11/05/2019, MTN	175,000	179,582
TransCanada PipeLines, Ltd. 1.88%, 01/12/2018	132,000	132,633

		2,276,266

Cayman Islands - 0.2%
Alibaba Group Holding, Ltd. 1.63%, 11/28/2017	205,000	205,431

France - 1.0%
Banque Federative du Credit Mutuel SA 1.70%, 01/20/2017 (B)	200,000	200,513
BPCE SA 1.63%, 02/10/2017, MTN	250,000	250,548
Electricite de France SA 2.35%, 10/13/2020 (B)	160,000	163,500
Sanofi 1.25%, 04/10/2018	240,000	241,481

		856,042

Japan - 1.4%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.55%, 09/09/2016 (B)	246,000	246,267
1.70%, 03/05/2018 (B)	200,000	201,026
Mitsubishi UFJ Trust & Banking Corp. 1.60%, 10/16/2017 (B)	207,000	207,717
Mizuho Bank, Ltd. 1.30%, 04/16/2017 (B)	200,000	199,967
Sumitomo Mitsui Banking Corp. 1.35%, 07/11/2017, MTN	250,000	250,012
Sumitomo Mitsui Financial Group, Inc. 2.93%, 03/09/2021	120,000	125,073

		1,230,062

Jersey, Channel Islands - 0.3%
UBS Group Funding Jersey, Ltd. 2.95%, 09/24/2020 (B)	240,000	244,073

Luxembourg - 0.3%
Actavis Funding SCS 2.35%, 03/12/2018	215,000	217,930

Netherlands - 1.9%
ABN AMRO Bank NV 2.45%, 06/04/2020 (B)	210,000	214,742
ING Bank NV
2.05%, 08/17/2018 (B)	250,000	253,477
2.70%, 08/17/2020 (B)	300,000	309,480
Mylan NV 2.50%, 06/07/2019 (B)	162,000	164,151
Shell International Finance BV
1.38%, 05/10/2019 (C)	225,000	225,782

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Netherlands (continued)
Shell International Finance BV (continued)
1.63%, 11/10/2018	$ 141,000	$ 142,430
2.13%, 05/11/2020	110,000	112,269
Siemens Financieringsmaatschappij NV 1.45%, 05/25/2018 (B)	240,000	241,845

		1,664,176

Norway - 0.3%
Statoil ASA
1.25%, 11/09/2017	162,000	162,402
1.95%, 11/08/2018	118,000	119,603

		282,005

Switzerland - 1.2%
Credit Suisse AG
1.38%, 05/26/2017, MTN	256,000	256,209
1.70%, 04/27/2018	230,000	230,246
UBS AG
1.38%, 08/14/2017, MTN	250,000	250,211
1.80%, 03/26/2018, MTN	250,000	252,379

		989,045

United Kingdom - 2.3%
AstraZeneca PLC 1.75%, 11/16/2018	160,000	162,113
Barclays Bank PLC 5.00%, 09/22/2016	160,000	161,356
BAT International Finance PLC 1.85%, 06/15/2018 (B)	180,000	181,967
BP Capital Markets PLC
1.67%, 02/13/2018	85,000	85,652
2.52%, 01/15/2020	149,000	153,713
British Telecommunications PLC 5.95%, 01/15/2018	151,000	161,612
Lloyds Bank PLC
1.75%, 05/14/2018	220,000	219,381
2.00%, 08/17/2018	250,000	249,720
Santander UK PLC
1.65%, 09/29/2017	323,000	322,933
2.50%, 03/14/2019	140,000	141,428
Vodafone Group PLC 5.63%, 02/27/2017	155,000	159,345

		1,999,220

United States - 35.1%
Abbott Laboratories 2.00%, 03/15/2020	300,000	304,192
AbbVie, Inc.
1.75%, 11/06/2017	174,000	175,028
1.80%, 05/14/2018	210,000	211,474
Aetna, Inc. 1.90%, 06/07/2019	222,000	224,884
Air Lease Corp. 2.13%, 01/15/2018	183,000	182,085
Altera Corp. 1.75%, 05/15/2017	191,000	192,567
Altria Group, Inc. 2.63%, 01/14/2020	213,000	221,423
American Express Credit Corp.
1.55%, 09/22/2017, MTN	97,000	97,430
1.80%, 07/31/2018, MTN	230,000	232,039

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
American Honda Finance Corp.
1.20%, 07/14/2017, MTN	$ 111,000	$ 111,160
2.25%, 08/15/2019, MTN	250,000	258,137
AmerisourceBergen Corp. 1.15%, 05/15/2017	305,000	304,921
Anheuser-Busch InBev Finance, Inc. 1.90%, 02/01/2019	280,000	284,754
Anthem, Inc. 2.25%, 08/15/2019	170,000	171,515
Applied Materials, Inc. 2.63%, 10/01/2020	350,000	363,919
AT&T, Inc. 2.30%, 03/11/2019	330,000	337,023
Automatic Data Processing, Inc. 2.25%, 09/15/2020	310,000	322,081
AutoZone, Inc. 1.63%, 04/21/2019	100,000	100,520
Bank of America Corp.
1.95%, 05/12/2018, MTN	228,000	229,341
2.60%, 01/15/2019	405,000	414,424
3.75%, 07/12/2016	310,000	310,149
Baxalta, Inc. 2.00%, 06/22/2018	170,000	170,087
Bayer US Finance LLC 1.50%, 10/06/2017 (B)	200,000	200,186
BB&T Corp. 1.60%, 08/15/2017, MTN	310,000	311,676
Becton Dickinson and Co.
1.45%, 05/15/2017	148,000	148,385
1.80%, 12/15/2017	164,000	165,341
Berkshire Hathaway Finance Corp. 1.70%, 03/15/2019	100,000	101,634
Black Hills Corp. 2.50%, 01/11/2019	270,000	275,633
Capital One NA 2.35%, 08/17/2018	250,000	253,493
Cardinal Health, Inc. 1.95%, 06/15/2018	110,000	111,275
Caterpillar Financial Services Corp. 2.25%, 12/01/2019, MTN	219,000	225,475
Celgene Corp. 2.13%, 08/15/2018 (C)	170,000	172,541
Charles Schwab Corp. 1.50%, 03/10/2018	240,000	242,255
Chevron Corp.
1.37%, 03/02/2018	250,000	251,373
1.79%, 11/16/2018 (C)	151,000	153,020
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., LP 1.70%, 05/01/2018 (B)	100,000	99,770
Cisco Systems, Inc. 1.65%, 06/15/2018	200,000	202,600
Citigroup, Inc.
1.85%, 11/24/2017	131,000	131,722
2.05%, 12/07/2018	350,000	352,781
Citizens Bank NA 1.60%, 12/04/2017, MTN	250,000	250,105
Columbia Pipeline Group, Inc. 2.45%, 06/01/2018	170,000	170,548

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Comerica, Inc. 2.13%, 05/23/2019	$ 195,000	$ 197,596
Compass Bank 1.85%, 09/29/2017	316,000	315,075
Corning, Inc. 1.50%, 05/08/2018	160,000	159,976
Daimler Finance North America LLC 1.50%, 07/05/2019 (B) (D)	155,000	154,892
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 3.48%, 06/01/2019 (B)	409,000	418,984
Discover Bank 2.60%, 11/13/2018	100,000	101,504
Dominion Resources, Inc. 1.90%, 06/15/2018	240,000	241,131
eBay, Inc. 2.50%, 03/09/2018	100,000	101,825
ELI Lilly & Co. 1.25%, 03/01/2018	125,000	125,939
Energy Transfer Partners, LP 2.50%, 06/15/2018	110,000	109,492
Entergy Corp. 4.70%, 01/15/2017	329,000	333,633
Enterprise Products Operating LLC 1.65%, 05/07/2018	220,000	220,185
Express Scripts Holding Co. 1.25%, 06/02/2017	100,000	99,930
Exxon Mobil Corp. 1.71%, 03/01/2019	260,000	264,224
Fifth Third Bank 2.15%, 08/20/2018, MTN	350,000	355,467
Ford Motor Credit Co. LLC
1.68%, 09/08/2017	219,000	219,482
3.16%, 08/04/2020	350,000	362,885
General Electric Co. 2.20%, 01/09/2020, MTN	188,000	193,773
General Motors Financial Co., Inc. 2.40%, 05/09/2019	165,000	165,460
Gilead Sciences, Inc.
1.85%, 09/04/2018	60,000	61,064
2.35%, 02/01/2020	184,000	188,749
Goldman Sachs Group, Inc. 2.38%, 01/22/2018	498,000	504,693
Hewlett Packard Enterprise Co.
2.45%, 10/05/2017 (B)	91,000	92,179
2.85%, 10/05/2018 (B)	68,000	69,636
Huntington Bancshares, Inc. 3.15%, 03/14/2021	100,000	103,592
Huntington National Bank
1.35%, 08/02/2016	250,000	250,014
2.20%, 11/06/2018	250,000	253,060
Hyundai Capital America 1.88%, 08/09/2016 (B)	375,000	375,195
Ingersoll-Rand Global Holding Co., Ltd. 2.88%, 01/15/2019	219,000	226,797
Intel Corp. 1.35%, 12/15/2017	260,000	261,541
JM Smucker Co. 1.75%, 03/15/2018	280,000	282,206

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Johnson Controls, Inc. 1.40%, 11/02/2017 (C)	$ 104,000	$ 104,325
JPMorgan Chase & Co.
1.70%, 03/01/2018, MTN	473,000	475,619
2.55%, 03/01/2021	180,000	182,949
KeyBank NA 2.35%, 03/08/2019	250,000	255,354
KeyCorp 2.30%, 12/13/2018, MTN	184,000	186,999
Kilroy Realty, LP 4.80%, 07/15/2018	64,000	67,241
Kinder Morgan, Inc. 2.00%, 12/01/2017	186,000	185,005
KLA-Tencor Corp. 2.38%, 11/01/2017	162,000	163,381
Kraft Heinz Foods Co. 2.00%, 07/02/2018 (B)	300,000	303,770
Kroger Co. 2.00%, 01/15/2019	160,000	162,604
L-3 Communications Corp. 1.50%, 05/28/2017	148,000	148,130
Lockheed Martin Corp. 1.85%, 11/23/2018	180,000	182,442
Manufacturers & Traders Trust Co. 1.40%, 07/25/2017	337,000	337,352
McDonald’s Corp. 2.10%, 12/07/2018, MTN	230,000	235,376
Medtronic, Inc. 2.50%, 03/15/2020	131,000	135,862
MetLife, Inc. 1.90%, 12/15/2017	129,000	130,168
Microsoft Corp. 1.30%, 11/03/2018	250,000	252,271
Molson Coors Brewing Co. 1.45%, 07/15/2019 (D)	155,000	155,392
Monsanto Co. 1.15%, 06/30/2017	344,000	343,735
Morgan Stanley
1.88%, 01/05/2018	190,000	191,075
2.20%, 12/07/2018, MTN	20,000	20,263
2.45%, 02/01/2019, MTN	250,000	254,694
5.45%, 01/09/2017, MTN	241,000	246,152
Murray Street Investment Trust I 4.65% (E), 03/09/2017	204,000	208,582
National Rural Utilities Cooperative Finance Corp. 1.65%, 02/08/2019	130,000	131,538
NetApp, Inc. 2.00%, 12/15/2017	200,000	200,907
New York Life Global Funding 1.55%, 11/02/2018 (B)	100,000	100,928
Newell Brands, Inc. 2.60%, 03/29/2019	170,000	174,451
NextEra Energy Capital Holdings, Inc.
1.59%, 06/01/2017	130,000	130,313
2.30%, 04/01/2019	130,000	132,520
Oracle Corp. 1.20%, 10/15/2017	260,000	260,921

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
PACCAR Financial Corp.
1.45%, 03/09/2018, MTN	$ 130,000	$ 130,991
1.75%, 08/14/2018, MTN	150,000	152,299
PepsiCo, Inc.
1.25%, 04/30/2018 (C)	140,000	140,748
1.50%, 02/22/2019	90,000	91,264
Pfizer, Inc.
1.10%, 05/15/2017	249,000	249,542
1.45%, 06/03/2019	159,000	160,324
Philip Morris International, Inc. 1.25%, 11/09/2017	240,000	240,871
PNC Funding Corp. 5.63%, 02/01/2017	230,000	235,681
PPG Industries, Inc. 2.30%, 11/15/2019	171,000	172,427
Pricoa Global Funding I 1.90%, 09/21/2018 (B)	210,000	213,163
Procter & Gamble Co. 1.90%, 11/01/2019	180,000	185,064
Qualcomm, Inc. 1.40%, 05/18/2018	110,000	110,978
Regions Bank 2.25%, 09/14/2018	290,000	291,931
Regions Financial Corp. 2.00%, 05/15/2018	202,000	202,353
Reynolds American, Inc.
2.30%, 06/12/2018	150,000	152,406
3.50%, 08/04/2016	90,000	90,186
Santander Holdings USA, Inc. 2.70%, 05/24/2019	250,000	251,203
Southern California Edison Co. 1.13%, 05/01/2017	172,000	172,375
Southern Co. 1.30%, 08/15/2017	239,000	238,913
Southern Power Co. 1.50%, 06/01/2018	160,000	160,800
Southwest Airlines Co.
2.65%, 11/05/2020	310,000	319,969
2.75%, 11/06/2019	163,000	168,506
St. Jude Medical, Inc.
2.00%, 09/15/2018	110,000	111,257
2.80%, 09/15/2020	130,000	134,015
Stryker Corp. 2.00%, 03/08/2019	165,000	167,730
SunTrust Banks, Inc.
2.50%, 05/01/2019	130,000	132,706
3.50%, 01/20/2017	168,000	169,871
Thermo Fisher Scientific, Inc. 2.15%, 12/14/2018	121,000	122,375
Toyota Motor Credit Corp. 1.45%, 01/12/2018, MTN	154,000	155,123
United Technologies Corp. 1.78% (E), 05/04/2018	150,000	151,348
UnitedHealth Group, Inc.
1.40%, 12/15/2017	179,000	179,962
1.90%, 07/16/2018	100,000	101,724
US Bank NA 1.38%, 09/11/2017	250,000	251,257

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Valspar Corp. 6.05%, 05/01/2017	$ 118,000	$ 121,923
Ventas Realty, LP 1.25%, 04/17/2017	205,000	205,057
Verizon Communications, Inc. 2.63%, 02/21/2020	240,000	248,368
Visa, Inc. 1.20%, 12/14/2017	390,000	392,422
Waste Management, Inc. 2.60%, 09/01/2016	144,000	144,328
WEA Finance LLC / Westfield UK & Europe Finance PLC 1.75%, 09/15/2017 (B)	200,000	200,578
Wells Fargo & Co. 2.10%, 05/08/2017, MTN	496,000	500,262
Whirlpool Corp. 1.65%, 11/01/2017	162,000	163,010
WM Wrigley Jr. Co. 1.40%, 10/21/2016 (B)	205,000	205,312
Zimmer Biomet Holdings, Inc. 2.00%, 04/01/2018	150,000	151,253
Zoetis, Inc. 1.88%, 02/01/2018	172,000	172,504

		30,223,843

Total Corporate Debt Securities (Cost $40,975,054)		41,383,322

MORTGAGE-BACKED SECURITIES - 9.0%
Cayman Islands - 0.3%
PFP, Ltd. Series 2015-2, Class C, 3.68% (A), 07/14/2034 (B)	240,000	235,833

United States - 8.7%
Banc of America Commercial Mortgage Trust
Series 2007-1, Class A1A,
5.43%, 01/15/2049	115,832	117,294
Series 2007-3, Class A1A,
5.72% (A), 06/10/2049	21,524	22,070
Series 2007-3, Class A4,
5.72% (A), 06/10/2049	29,509	29,994
Banc of America Re-REMIC Trust Series 2009-UB2, Class A4AA, 5.81% (A), 02/24/2051 (B)	122,475	123,382
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PWR9, Class C,
5.06% (A), 09/11/2042	210,000	211,265
Series 2007-T26, Class A4,
5.47% (A), 01/12/2045	195,414	198,824
CD Commercial Mortgage Trust Series 2007-CD4, Class A1A, 5.29% (A), 12/11/2049	268,101	272,071
CD Mortgage Trust
Series 2006-CD3, Class AM,
5.65%, 10/15/2048	430,000	433,191
Series 2007-CD5, Class AJ,
6.33% (A), 11/15/2044	230,000	236,464

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
CD Mortgage Trust (continued)
Series 2007-CD5, Class AJA,
6.33% (A), 11/15/2044	$ 130,000	$ 133,537
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class A4,
5.43%, 10/15/2049	126,336	126,579
Series 2007-C6, Class A1A,
5.90% (A), 12/10/2049	394,787	407,301
COBALT CMBS Commercial Mortgage Trust Series 2007-C2, Class A3, 5.48% (A), 04/15/2047	252,317	257,023
COMM Mortgage Trust Series 2010-RR1, Class GEA, 5.54% (A), 12/11/2049 (B)	390,000	392,727
CSMC Trust
Series 2009-RR1, Class A3A,
5.38%, 02/15/2040 (B)	279,827	281,708
Series 2009-RR3, Class A5A,
5.34% (A), 12/15/2043 (B)	200,000	201,101
Series 2010-RR5, Class 2A,
5.34% (A), 12/16/2043 (B)	360,000	361,070
DBRR Trust Series 2011-C32, Class A3A, 5.89% (A), 06/17/2049 (B)	350,000	355,856
GS Mortgage Securities Trust Series 2006-GG8, Class A4, 5.56%, 11/10/2039	76,190	76,392
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX, Class A3, 5.42%, 01/15/2049	206,516	209,610
JPMorgan Chase Commercial Mortgage-Backed Securities Trust Series 2010-RR1, Class JPA, 5.93% (A), 06/18/2049 (B)	170,000	171,440
JPMorgan Commercial Mortgage-Backed Securities Trust Series 2009-RR1, Class A4B2, 1.00% (A), 03/18/2051 (B)	100,000	95,591
LB-UBS Commercial Mortgage Trust
Series 2006-C7, Class A1A,
5.34%, 11/15/2038	99,955	100,452
Series 2008-C1, Class A2,
6.25% (A), 04/15/2041	60,423	63,693
Merrill Lynch Mortgage Investors Trust Series 1998-C1, Class A3, 6.72% (A), 11/15/2026	20,363	20,372
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A3,
5.17%, 12/12/2049	290,364	291,864
Series 2007-5, Class A4,
5.38%, 08/12/2048	48,480	48,995
Series 2007-9, Class A4,
5.70%, 09/12/2049	119,566	124,372
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class A4,
5.33%, 12/15/2043	37,627	37,725

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Morgan Stanley Capital I Trust (continued)
Series 2007-HQ11, Class A31,
5.44%, 02/12/2044	$ 5,411	$ 5,406
Series 2007-HQ11, Class A32,
5.44%, 02/12/2044	390,000	389,575
Series 2007-T25, Class A3,
5.51% (A), 11/12/2049	82,420	82,997
Morgan Stanley Re-REMIC Trust
Series 2009-GG10, Class A4A,
5.99% (A), 08/12/2045 (B)	295,614	300,893
Series 2010-C30A, Class A3B,
5.25% (A), 12/17/2043 (B)	94,278	94,204
Series 2010-GG10, Class A4A,
6.25% (A), 08/15/2045 (B)	170,799	174,237
TIAA CMBS I Trust Series 2001-C1A, Class L, 5.77%, 06/19/2033 (B)	219,767	222,393
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4, Class C, 5.54% (A), 08/15/2039	240,000	243,020
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class A3,
6.01% (A), 06/15/2045	13,574	13,555
Series 2006-C29, Class A4,
5.31%, 11/15/2048	318,693	320,059
Series 2007-C30, Class A3,
5.25%, 12/15/2043	171,126	172,236
Series 2007-C30, Class A5,
5.34%, 12/15/2043	10,000	10,159
Wells Fargo Mortgage-Backed Securities Trust Series 2005-AR16, Class 2A1, 2.85% (A), 02/25/2034	109,433	109,878

		7,540,575

Total Mortgage-Backed Securities (Cost $8,000,521)		7,776,408

U.S. GOVERNMENT AGENCY OBLIGATION - 0.0% (F)
Federal National Mortgage Association 1.07%, 11/25/2016	19,273	19,262

Total U.S. Government Agency Obligation (Cost $19,396)		19,262

U.S. GOVERNMENT OBLIGATIONS - 25.7%
U.S. Treasury Bond 2.50%, 02/15/2046 (C)	111,000	115,583
U.S. Treasury Note
0.38%, 10/31/2016	3,475,000	3,475,236
0.50%, 02/28/2017 (C)	760,000	760,208
0.63%, 06/30/2018	188,000	188,088
0.75%, 01/31/2018 - 02/15/2019 (C)	965,700	967,645
0.75%, 02/28/2018 - 04/30/2018	9,713,000	9,739,585
1.00%, 06/15/2019 (C)	157,000	157,779
1.00%, 06/30/2021	1,177,000	1,182,839
1.25%, 06/30/2023	220,000	221,134
1.63%, 07/31/2020 - 05/15/2026	4,806,000	4,937,117
1.75%, 01/31/2023	378,000	389,606

Total U.S. Government Obligations (Cost $21,955,349)		22,134,820

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.9%
State Street Navigator Securities Lending Trust -Prime Portfolio, 0.51% (G)	3,325,155	$ 3,325,155

Total Securities Lending Collateral (Cost $3,325,155)		3,325,155

	Principal	Value
REPURCHASE AGREEMENT - 1.7%

State Street Bank & Trust Co. 0.03% (G), dated 06/30/2016, to be repurchased at $1,461,856 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $1,492,850.

	$ 1,461,855	$ 1,461,855

Total Repurchase Agreement (Cost $1,461,855)		1,461,855

Total Investments (Cost $88,850,885) (H)		89,307,871
Net Other Assets (Liabilities) - (3.8)%		(3,248,278)

Net Assets - 100.0%		$ 86,059,593

CENTRALLY CLEARED SWAP AGREEMENTS: (I)

Interest Rate Swap Agreements - Fixed Rate Payable
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	1.49%	07/31/2020	USD	4,496,000	$(134,095)	$—	$(134,095)
3-Month USD-LIBOR	1.56	11/04/2020	USD	4,356,000	(124,003)	—	(124,003)

Total					$(258,098)	$—	$(258,098)

FUTURES CONTRACTS: (J)

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	Long	102	09/30/2016	$151,302	$—
5-Year U.S. Treasury Note	Long	13	09/30/2016	26,887	—
10-Year U.S. Treasury Note	Short	(7)	09/21/2016	—	(26,593)
U.S. Treasury Bond	Short	(1)	09/21/2016	435	—

Total				$178,624	$(26,593)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Obligations	24.8%	$22,134,820
Banks	14.9	13,325,905
Asset-Backed Securities	14.8	13,207,049
Mortgage-Backed Securities	8.7	7,776,408
Capital Markets	3.0	2,692,250
Oil, Gas & Consumable Fuels	2.9	2,588,101
Consumer Finance	2.2	1,996,164
Pharmaceuticals	2.1	1,864,257
Electric Utilities	1.5	1,332,054
Health Care Equipment & Supplies	1.5	1,318,035
Health Care Providers & Services	1.3	1,194,211
Semiconductors & Semiconductor Equipment	1.2	1,092,386
Tobacco	1.0	886,853
Biotechnology	0.9	808,856
Food Products	0.9	791,288
Technology Hardware, Storage & Peripherals	0.9	781,706
Diversified Telecommunication Services	0.8	747,003
Diversified Financial Services	0.8	709,417
Automobiles	0.8	695,547

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Beverages	0.8%		$672,158
Real Estate Investment Trusts	0.7		663,652
Chemicals	0.7		638,085
Insurance	0.6		545,893
Multi-Utilities	0.6		516,764
Software	0.6		513,192
Airlines	0.5		488,475
Aerospace & Defense	0.5		481,920
Machinery	0.5		452,272
Industrial Conglomerates	0.5		435,618
Household Durables	0.4		337,461
IT Services	0.4		322,081
Internet Software & Services	0.3		307,256
Media	0.3		248,572
Hotels, Restaurants & Leisure	0.3		235,376
Communications Equipment	0.2		202,600
Household Products	0.2		185,064
Trading Companies & Distributors	0.2		182,085
Metals & Mining	0.2		177,292
Food & Staples Retailing	0.2		162,604
Electronic Equipment, Instruments & Components	0.2		159,976
Wireless Telecommunication Services	0.2		159,345
Commercial Services & Supplies	0.2		144,328
Life Sciences Tools & Services	0.1		122,375
Auto Components	0.1		104,325
Specialty Retail	0.1		100,520
U.S. Government Agency Obligation	0.0	(F)	19,262

Investments, at Value	94.6		84,520,861
Short-Term Investments	5.4		4,787,010

Total Investments	100.0%		$89,307,871

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1- Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$13,207,049	$—	$13,207,049
Corporate Debt Securities	—	41,383,322	—	41,383,322
Mortgage-Backed Securities	—	7,776,408	—	7,776,408
U.S. Government Agency Obligation	—	19,262	—	19,262
U.S. Government Obligations	—	22,134,820	—	22,134,820
Securities Lending Collateral	3,325,155	—	—	3,325,155
Repurchase Agreement	—	1,461,855	—	1,461,855

Total Investments	$3,325,155	$85,982,716	$—	$89,307,871

Other Financial Instruments
Futures Contracts (L)	$178,624	$—	$—	$178,624

Total Other Financial Instruments	$178,624	$—	$—	$178,624

LIABILITIES
Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$(258,098)	$—	$(258,098)
Futures Contracts (L)	(26,593)	—	—	(26,593)

Total Other Financial Instruments	$(26,593)	$(258,098)	$—	$(284,691)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2016.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the total value of 144A securities is $13,681,823, representing 15.9% of the Portfolio’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,257,190. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after June 30, 2016.
(E)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of June 30, 2016; the maturity dates disclosed are the ultimate maturity dates.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Rates disclosed reflect the yields at June 30, 2016.
(H)	Aggregate cost for federal income tax purposes is $88,850,885. Aggregate gross unrealized appreciation and depreciation for all securities is $699,198 and $242,212, respectively. Net unrealized appreciation for tax purposes is $456,986.
(I)	Cash in the amount of $200,000 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(J)	Cash in the amount of $77,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(K)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(L)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

CURRENCY ABBREVIATION:

USD	United States Dollar

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Limited Maturity Bond VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Investments, at value (cost $87,389,030) (including securities loaned of $3,257,190)	$87,846,016
Repurchase agreement, at value (cost $1,461,855)	1,461,855
Cash on deposit with broker	277,000
Receivables:
Investments sold	1,095,328
Interest	354,041
Tax reclaims	480
Net income from securities lending	1,661
Variation margin receivable	6,570
Prepaid expenses	405

Total assets	91,043,356

Liabilities:
Payables and other liabilities:
Shares redeemed	2
Investments purchased	1,282,066
When-issued, delayed-delivery, and forward commitment securities purchased	309,692
Investment management fees	37,516
Distribution and service fees	154
Transfer agent fees	212
Trustees, CCO and deferred compensation fees	211
Audit and tax fees	8,263
Custody fees	16,892
Legal fees	2,050
Printing and shareholder reports fees	617
Other	933
Collateral for securities on loan	3,325,155

Total liabilities	4,983,763

Net assets	$86,059,593

Net assets consist of:
Capital stock ($0.01 par value)	$84,871
Additional paid-in capital	84,702,802
Undistributed (distributions in excess of) net investment income (loss)	1,411,326
Accumulated net realized gain (loss)	(490,325)
Net unrealized appreciation (depreciation) on:
Investments	456,986
Swap agreements	(258,098)
Futures contracts	152,031

Net assets	$86,059,593

Net assets by class:
Initial Class	$85,305,899
Service Class	753,694

Shares outstanding:
Initial Class	8,412,414
Service Class	74,696

Net asset value and offering price per share:
Initial Class	$10.14
Service Class	10.09

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Interest income	$779,372
Net income (loss) from securities lending	9,309

Total investment income	788,681

Expenses:
Investment advisory fees	72,132
Investment management fees	154,249
Distribution and service fees:
Service Class	928
Administration fees	4,328
Transfer agent fees	655
Trustees, CCO and deferred compensation fees	1,213
Audit and tax fees	8,213
Custody fees	30,250
Legal fees	2,315
Printing and shareholder reports fees	638
Other	1,133

Total expenses	276,054

Net investment income (loss)	512,627

Net realized gain (loss) on:
Investments	(140,202)
Swap agreements	(35,096)
Futures contracts	(4,839)
Foreign currency transactions	(100)

Net realized gain (loss)	(180,237)

Net change in unrealized appreciation (depreciation) on:
Investments	1,057,353
Swap agreements	(293,970)
Futures contracts	177,173

Net change in unrealized appreciation (depreciation)	940,556

Net realized and change in unrealized gain (loss)	760,319

Net increase (decrease) in net assets resulting from operations	$1,272,946

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Limited Maturity Bond VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$512,627	$727,981
Net realized gain (loss)	(180,237)	(161,081)
Net change in unrealized appreciation (depreciation)	940,556	(160,672)

Net increase (decrease) in net assets resulting from operations	1,272,946	406,228

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(769,874)
Service Class	—	(4,935)

Total dividends and/or distributions from net investment income	—	(774,809)

Net realized gains:
Initial Class	—	(23,303)
Service Class	—	(200)

Total dividends and/or distributions from net realized gains	—	(23,503)

Total dividends and/or distributions to shareholders	—	(798,312)

Capital share transactions:
Proceeds from shares sold:
Initial Class	—	67,812
Service Class	26,570	93,837

	26,570	161,649

Dividends and/or distributions reinvested:
Initial Class	—	793,177
Service Class	—	5,135

	—	798,312

Cost of shares redeemed:
Initial Class	(3,000,003)	(180,515)
Service Class	(23,649)	(43,997)

	(3,023,652)	(224,512)

Net increase (decrease) in net assets resulting from capital share transactions	(2,997,082)	735,449

Net increase (decrease) in net assets	(1,724,136)	343,365

Net assets:
Beginning of period/year	87,783,729	87,440,364

End of period/year	$86,059,593	$87,783,729

Undistributed (distributions in excess of) net investment income (loss)	$1,411,326	$898,699

Capital share transactions - shares:
Shares issued:
Initial Class	—	6,727
Service Class	2,655	9,355

	2,655	16,082

Shares reinvested:
Initial Class	—	79,160
Service Class	—	514

	—	79,674

Shares redeemed:
Initial Class	(297,622)	(17,869)
Service Class	(2,365)	(4,401)

	(299,987)	(22,270)

Net increase (decrease) in shares outstanding:
Initial Class	(297,622)	68,018
Service Class	290	5,468

	(297,332)	73,486

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Limited Maturity Bond VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015		December 31, 2014	December 31, 2013 (A)
Net asset value, beginning of period/year	$9.99		$10.04		$10.01	$10.00

Investment operations:
Net investment income (loss) (B)	0.06		0.08		0.08	0.02
Net realized and unrealized gain (loss)	0.09		(0.04)		(0.02)	(0.01)

Total investment operations	0.15		0.04		0.06	0.01

Dividends and/or distributions to shareholders:
Net investment income	—		(0.09)		(0.03)	—
Net realized gains	—		(0.00	)(C)	—	—

Total dividends and/or distributions to shareholders	—		(0.09)		(0.03)	—

Net asset value, end of period/year	$10.14		$9.99		$10.04	$10.01

Total return (D)	1.50	%(E)	0.41%		0.55%	0.10	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$85,306		$87,043		$86,751	$100,446
Expenses to average net assets	0.63	%(F)	0.64%		0.63%	0.63	%(F)
Net investment income (loss) to average net assets	1.18	%(F)	0.83%		0.75%	0.34	%(F)
Portfolio turnover rate	71	%(E)	264%		388%	405	%(E)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the periods and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015		December 31, 2014	December 31, 2013 (A)
Net asset value, beginning of period/year	$9.96		$10.00		$9.99	$10.00

Investment operations:
Net investment income (loss) (B)	0.05		0.06		0.05	0.01
Net realized and unrealized gain (loss)	0.08		(0.03)		(0.02)	(0.02)

Total investment operations	0.13		0.03		0.03	(0.01)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.07)		(0.02)	—
Net realized gains	—		(0.00	)(C)	—	—

Total dividends and/or distributions to shareholders	—		(0.07)		(0.02)	—

Net asset value, end of period/year	$10.09		$9.96		$10.00	$9.99

Total return (D)	1.31	%(E)	0.29%		0.26%	(0.10	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$754		$741		$689	$593
Expenses to average net assets	0.88	%(F)	0.89%		0.88%	0.88	%(F)
Net investment income (loss) to average net assets	0.93	%(F)	0.58%		0.51%	0.18	%(F)
Portfolio turnover rate	71	%(E)	264%		388%	405	%(E)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Limited Maturity Bond VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Voya Limited Maturity Bond VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Limited Maturity Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2016.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Limited Maturity Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Limited Maturity Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Limited Maturity Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

REITs held at June 30, 2016, if any, are identified in the Schedule of Investments.

When-issued, delayed-delivery, and forward commitment transactions: The Portfolio may purchase or sell securities on a whenissued, delayed-delivery, and forward commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

When-issued, delayed-delivery, and forward commitment transactions held at June 30, 2016, if any, are identified in the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, and forward commitment securities purchased or sold in the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Net income from securities lending in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Limited Maturity Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$959,894	$—	$—	$—	$959,894
U.S. Government Obligations	2,365,261	—	—	—	2,365,261
Total Securities Lending Transactions	$3,325,155	$—	$—	$—	$3,325,155
Total Borrowings	$3,325,155	$—	$—	$—	$3,325,155
Gross amount of recognized liabilities for securities lending transactions					$3,325,155

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Limited Maturity Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolio’s exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as Net realized gain (loss) in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as Net realized gain (loss) in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of Net realized gain (loss) in the Statement of Operations.

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swap agreements to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swap agreements, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swap agreements is disclosed in the Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swap agreements is included in the footnotes to the Schedule of Investments. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Open centrally cleared swap agreements at June 30, 2016, if any, are listed in the Schedule of Investments. Centrally cleared swap agreements are marked-to-market daily and an appropriate payable or receivable for the variation margin is recorded, if applicable, and is shown in Variation margin receivable or payable within the Statement of Assets and Liabilities.

Open OTC swap agreements at June 30, 2016, if any, are listed in the Schedule of Investments. The value, as applicable, is shown in OTC Swap agreements, at value within the Statement of Assets and Liabilities.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Limited Maturity Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2016, if any, are listed in the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2016.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized appreciation on futures contracts (A) (B)	$178,624	$—	$—	$—	$—	$178,624
Total	$178,624	$—	$—	$—	$—	$178,624

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Centrally cleared swap agreements, at value (A) (C)	$(258,098)	$—	$—	$—	$—	$(258,098)
Net unrealized depreciation on futures contracts (A) (B)	(26,593)	—	—	—	—	(26,593)
Total	$(284,691)	$—	$—	$—	$—	$(284,691)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(C)	Included within fair value of centrally cleared swap agreements as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary market risk exposure as of June 30, 2016.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Swap agreements	$(35,096)	$—	$—	$—	$—	$(35,096)
Futures contracts	(4,839)	—	—	—	—	(4,839)
Total	$(39,935)	$—	$—	$—	$—	$(39,935)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Swap agreements	$(293,970)	$—	$—	$—	$—	$(293,970)
Futures contracts	177,173	—	—	—	—	177,173
Total	$(116,797)	$—	$—	$—	$—	$(116,797)

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Limited Maturity Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2016.

Swap Agreements at Notional Amount	Futures Contracts at Notional Amount
	Long	Short
$ 8,852,000	20,000,000	(828,571)

7. RISK FACTOR

Investing in the Portfolio may involve certain risks, as discussed in the Portfolio’s prospectus, including but not limited to the following:

Fixed income risk: The market prices of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines.

8. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

As of June 30, 2016, the percentage of Portfolio net assets owned by affiliated investors are as follows:

Portfolio	Value	Percentage of Net Assets
Transamerica Asset Allocation – Conservative VP	$56,561,064	65.72%
Transamerica Asset Allocation – Moderate VP	28,740,817	33.40
Total	$85,301,881	99.12%

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Limited Maturity Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

8. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $250 million	0.530%	0.500%
Over $250 million up to $1 billion	0.505%	0.475%
Over $1 billion	0.490%	0.460%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.88%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Limited Maturity Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

8. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 11,685,298	$ 48,704,405	$ 14,928,215	$ 46,710,965

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Limited Maturity Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Voya Limited Maturity Bond VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Voya Investment Management Co. LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for the period ended December 31, 2015.

The Board noted that the performance of Initial Class Shares of the Portfolio was in line with the median for its peer universe for the past 1- year period. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its benchmark for the past 1-year period. The Trustees noted that the Portfolio was closed to new investors as of May 1, 2016.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Limited Maturity Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Limited Maturity Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Mid Cap Opportunities VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio
Initial Class	$1,000.00	$1,035.80	$4.56	$1,020.40	$4.52	0.90%
Service Class	1,000.00	1,035.10	5.82	1,019.10	5.77	1.15

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	97.3%
Securities Lending Collateral	8.2
Repurchase Agreement	1.8
Net Other Assets (Liabilities)	(7.3)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Mid Cap Opportunities VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Aerospace & Defense - 2.2%
Orbital ATK, Inc.	31,031	$ 2,641,979
Textron, Inc.	51,761	1,892,382

		4,534,361

Airlines - 1.0%
Southwest Airlines Co.	52,714	2,066,916

Auto Components - 0.7%
Lear Corp.	13,597	1,383,631

Beverages - 1.3%
Monster Beverage Corp. (A)	16,143	2,594,342

Biotechnology - 1.2%
BioMarin Pharmaceutical, Inc. (A)	30,552	2,376,946

Building Products - 1.4%
Masco Corp.	95,104	2,942,518

Capital Markets - 2.3%
Affiliated Managers Group, Inc. (A)	14,880	2,094,658
TD Ameritrade Holding Corp. (B)	94,843	2,700,654

		4,795,312

Chemicals - 1.4%
Eastman Chemical Co.	42,524	2,887,380

Commercial Services & Supplies - 1.3%
Waste Connections, Inc.	38,038	2,740,638

Containers & Packaging - 4.4%
Crown Holdings, Inc. (A)	65,096	3,298,414
Packaging Corp. of America	46,336	3,101,268
Sealed Air Corp., Class A	57,782	2,656,239

		9,055,921

Distributors - 1.5%
LKQ Corp. (A)	100,541	3,187,150

Diversified Financial Services - 1.7%
Moody’s Corp.	38,180	3,577,848

Electronic Equipment, Instruments & Components - 2.1%
Amphenol Corp., Class A	56,700	3,250,611
FLIR Systems, Inc.	33,060	1,023,207

		4,273,818

Food Products - 3.9%
Mead Johnson Nutrition Co., Class A	51,031	4,631,063
TreeHouse Foods, Inc. (A)	33,989	3,488,971

		8,120,034

Health Care Equipment & Supplies - 8.2%
ABIOMED, Inc. (A)	10,120	1,106,015
Edwards Lifesciences Corp. (A)	42,970	4,285,398
Hologic, Inc. (A)	97,427	3,370,974
Intuitive Surgical, Inc. (A)	6,787	4,488,990
Nevro Corp. (A)	14,187	1,046,433
NuVasive, Inc. (A)	42,436	2,534,278

		16,832,088

Health Care Providers & Services - 2.2%
Laboratory Corp. of America Holdings (A)	15,910	2,072,595
VCA, Inc. (A)	37,280	2,520,501

		4,593,096

Hotels, Restaurants & Leisure - 2.2%
Domino’s Pizza, Inc. (B)	22,949	3,015,040
Marriott International, Inc., Class A (B)	22,014	1,463,050

		4,478,090

	Shares	Value
COMMON STOCKS (continued)
Household Products - 2.1%
Church & Dwight Co., Inc.	42,017	$ 4,323,129

Industrial Conglomerates - 1.0%
Roper Technologies, Inc.	12,711	2,167,988

Insurance - 2.5%
Aon PLC	19,068	2,082,798
Arthur J. Gallagher & Co.	65,730	3,128,748

		5,211,546

Internet Software & Services - 2.2%
CoStar Group, Inc. (A)	12,320	2,693,891
WebMD Health Corp., Class A (A) (B)	32,182	1,870,096

		4,563,987

IT Services - 5.9%
Gartner, Inc. (A)	21,281	2,072,982
Paychex, Inc.	64,255	3,823,173
Sabre Corp.	110,513	2,960,643
Vantiv, Inc., Class A (A)	57,824	3,272,838

		12,129,636

Leisure Products - 1.5%
Hasbro, Inc.	37,482	3,148,113

Life Sciences Tools & Services - 2.4%
PerkinElmer, Inc.	38,480	2,017,122
Quintiles Transnational Holdings, Inc. (A) (B)	43,800	2,861,016

		4,878,138

Machinery - 2.6%
Ingersoll-Rand PLC	41,452	2,639,663
Stanley Black & Decker, Inc.	24,208	2,692,414

		5,332,077

Media - 2.6%
AMC Networks, Inc., Class A (A) (B)	40,442	2,443,506
Interpublic Group of Cos., Inc.	128,280	2,963,268

		5,406,774

Multiline Retail - 3.0%
Dollar General Corp.	65,575	6,164,050

Oil, Gas & Consumable Fuels - 1.1%
EQT Corp.	30,405	2,354,259

Pharmaceuticals - 2.5%
Prestige Brands Holdings, Inc. (A)	19,140	1,060,356
Zoetis, Inc., Class A	85,122	4,039,890

		5,100,246

Professional Services - 2.3%
Equifax, Inc.	29,516	3,789,854
Nielsen Holdings PLC	18,944	984,520

		4,774,374

Real Estate Investment Trusts - 3.4%
Communications Sales & Leasing, Inc.	70,920	2,049,588
Equinix, Inc.	11,882	4,607,008
Equity Lifestyle Properties, Inc.	4,373	350,058

		7,006,654

Semiconductors & Semiconductor Equipment - 3.9%
Applied Materials, Inc., Class A	106,389	2,550,144
Integrated Device Technology, Inc. (A)	125,676	2,529,858
Maxim Integrated Products, Inc., Class A	82,394	2,940,642

		8,020,644

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Mid Cap Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software - 5.3%
Intuit, Inc.	22,422	$ 2,502,519
Red Hat, Inc. (A)	51,825	3,762,495
SS&C Technologies Holdings, Inc. (B)	90,776	2,548,990
Ultimate Software Group, Inc. (A)	10,150	2,134,444

		10,948,448

Specialty Retail - 11.5%
Burlington Stores, Inc. (A) (B)	50,116	3,343,238
Five Below, Inc. (A) (B)	67,592	3,136,945
Foot Locker, Inc. (B)	55,187	3,027,559
O’Reilly Automotive, Inc. (A)	18,290	4,958,419
Ross Stores, Inc.	75,734	4,293,360
Ulta Salon Cosmetics & Fragrance, Inc. (A)	20,247	4,932,979

		23,692,500

Textiles, Apparel & Luxury Goods - 1.6%
Coach, Inc., Class A	81,304	3,312,325

Trading Companies & Distributors - 0.9%
MSC Industrial Direct Co., Inc., Class A	26,542	1,872,804

Total Common Stocks (Cost $185,146,932)		200,847,781

SECURITIES LENDING COLLATERAL - 8.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (C)	17,041,377	17,041,377

Total Securities Lending Collateral (Cost $17,041,377)		17,041,377

	Principal	Value
REPURCHASE AGREEMENT - 1.8%

State Street Bank & Trust Co. 0.03% (C), dated 06/30/2016, to be repurchased at $3,716,769 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $3,793,475.

	$ 3,716,766	$ 3,716,766

Total Repurchase Agreement (Cost $3,716,766)		3,716,766

Total Investments (Cost $205,905,075) (D)		221,605,924
Net Other Assets (Liabilities) - (7.3)%		(15,143,417)

Net Assets - 100.0%		$ 206,462,507

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$200,847,781	$—	$—	$200,847,781
Securities Lending Collateral	17,041,377	—	—	17,041,377
Repurchase Agreement	—	3,716,766	—	3,716,766

Total Investments	$217,889,158	$3,716,766	$—	$221,605,924

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $16,651,276. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at June 30, 2016.
(D)	Aggregate cost for federal income tax purposes is $205,905,075. Aggregate gross unrealized appreciation and depreciation for all securities is $21,370,528 and $5,669,679, respectively. Net unrealized appreciation for tax purposes is $15,700,849.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Mid Cap Opportunities VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Investments, at value (cost $202,188,309) (including securities loaned of $16,651,276)	$217,889,158
Repurchase agreement, at value (cost $3,716,766)	3,716,766
Cash	10,677
Receivables:
Investments sold	3,210,042
Interest	3
Dividends	136,219
Net income from securities lending	5,666
Prepaid expenses	814

Total assets	224,969,345

Liabilities:
Payables and other liabilities:
Shares redeemed	6
Investments purchased	1,297,766
Investment management fees	144,040
Distribution and service fees	70
Transfer agent fees	537
Trustees, CCO and deferred compensation fees	388
Audit and tax fees	8,015
Custody fees	6,803
Legal fees	4,985
Printing and shareholder reports fees	697
Other	2,154
Collateral for securities on loan	17,041,377

Total liabilities	18,506,838

Net assets	$206,462,507

Net assets consist of:
Capital stock ($0.01 par value)	$165,946
Additional paid-in capital	174,691,363
Undistributed (distributions in excess of) net investment income (loss)	167,502
Accumulated net realized gain (loss)	15,736,847
Net unrealized appreciation (depreciation) on:
Investments	15,700,849

Net assets	$206,462,507

Net assets by class:
Initial Class	$206,120,504
Service Class	342,003

Shares outstanding:
Initial Class	16,566,955
Service Class	27,630

Net asset value and offering price per share:
Initial Class	$12.44
Service Class	12.38

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Dividend income	$1,020,965
Interest income	636
Net income (loss) from securities lending	26,800

Total investment income	1,048,401

Expenses:
Investment advisory fees	250,971
Investment management fees	575,489
Distribution and service fees:
Service Class	407
Administration fees	9,148
Transfer agent fees	1,514
Trustees, CCO and deferred compensation fees	2,744
Audit and tax fees	7,869
Custody fees	23,686
Legal fees	5,449
Printing and shareholder reports fees	1,005
Other	2,617

Total expenses	880,899

Net investment income (loss)	167,502

Net realized gain (loss) on:
Investments	4,987,799

Net realized gain (loss)	4,987,799

Net change in unrealized appreciation (depreciation) on:
Investments	2,057,208

Net change in unrealized appreciation (depreciation)	2,057,208

Net realized and change in unrealized gain (loss)	7,045,007

Net increase (decrease) in net assets resulting from operations	$7,212,509

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Mid Cap Opportunities VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$167,502	$(85,274)
Net realized gain (loss)	4,987,799	10,927,122
Net change in unrealized appreciation (depreciation)	2,057,208	(9,918,609)

Net increase (decrease) in net assets resulting from operations	7,212,509	923,239

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(582,856)
Service Class	—	(262)

Total dividends and/or distributions from net investment income	—	(583,118)

Net realized gains:
Initial Class	—	(9,900,592)
Service Class	—	(19,170)

Total dividends and/or distributions from net realized gains	—	(9,919,762)

Total dividends and/or distributions to shareholders	—	(10,502,880)

Capital share transactions:
Proceeds from shares sold:
Initial Class	27,999,997	200,791
Service Class	233	16,086

	28,000,230	216,877

Dividends and/or distributions reinvested:
Initial Class	—	10,483,448
Service Class	—	19,432

	—	10,502,880

Cost of shares redeemed:
Initial Class	(28,999,994)	(5,681,292)
Service Class	(4,046)	(88,447)

	(29,004,040)	(5,769,739)

Net increase (decrease) in net assets resulting from capital share transactions	(1,003,810)	4,950,018

Net increase (decrease) in net assets	6,208,699	(4,629,623)

Net assets:
Beginning of period/year	200,253,808	204,883,431

End of period/year	$206,462,507	$200,253,808

Undistributed (distributions in excess of) net investment income (loss)	$167,502	$—

Capital share transactions - shares:
Shares issued:
Initial Class	2,258,064	15,270
Service Class	22	1,330

	2,258,086	16,600

Shares reinvested:
Initial Class	—	884,679
Service Class	—	1,645

	—	886,324

Shares redeemed:
Initial Class	(2,337,555)	(440,065)
Service Class	(337)	(7,272)

	(2,337,892)	(447,337)

Net increase (decrease) in shares outstanding:
Initial Class	(79,491)	459,884
Service Class	(315)	(4,297)

	(79,806)	455,587

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Mid Cap Opportunities VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013 (A)
Net asset value, beginning of period/year	$12.01		$12.63	$11.84	$10.00

Investment operations:
Net investment income (loss) (B)	0.01		(0.01)	0.04	0.01
Net realized and unrealized gain (loss)	0.42		0.05	0.99	1.83

Total investment operations	0.43		0.04	1.03	1.84

Dividends and/or distributions to shareholders:
Net investment income	—		(0.04)	(0.01)	—
Net realized gains	—		(0.62)	(0.23)	—

Total dividends and/or distributions to shareholders	—		(0.66)	(0.24)	—

Net asset value, end of period/year	$12.44		$12.01	$12.63	$11.84

Total return (C)	3.58	%(D)	0.37%	8.73%	18.40	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$206,121		$199,920	$204,477	$152,039
Expenses to average net assets	0.90	%(E)	0.90%	0.91%	0.91	%(E)
Net investment income (loss) to average net assets	0.17	%(E)	(0.04)%	0.36%	0.12	%(E)
Portfolio turnover rate	53	%(D)	88%	95%	56	%(D)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013 (A)
Net asset value, beginning of period/year	$11.96		$12.59	$11.82	$10.00

Investment operations:
Net investment income (loss) (B)	(0.00	)(C)	(0.04)	0.01	(0.01)
Net realized and unrealized gain (loss)	0.42		0.04	0.99	1.83

Total investment operations	0.42		—	1.00	1.82

Dividends and/or distributions to shareholders:
Net investment income	—		(0.01)	—	—
Net realized gains	—		(0.62)	(0.23)	—

Total dividends and/or distributions to shareholders	—		(0.63)	(0.23)	—

Net asset value, end of period/year	$12.38		$11.96	$12.59	$11.82

Total return (D)	3.51	%(E)	0.07%	8.51%	18.20	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$342		$334	$406	$275
Expenses to average net assets	1.15	%(F)	1.15%	1.16%	1.16	%(F)
Net investment income (loss) to average net assets	(0.08	)%(F)	(0.30)%	0.05%	(0.16	)%(F)
Portfolio turnover rate	53	%(E)	88%	95%	56	%(E)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Mid Cap Opportunities VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Voya Mid Cap Opportunities VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Mid Cap Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2016.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Mid Cap Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Mid Cap Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2016, if any, are identified in the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Net income from securities lending in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Mid Cap Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$17,041,377	$—	$—	$—	$17,041,377
Total Borrowings	$17,041,377	$—	$—	$—	$17,041,377
Gross amount of recognized liabilities for securities lending transactions					$17,041,377

6. RISK FACTOR

Investing in the Portfolio may involve certain risks, as discussed in the Portfolio’s prospectus, including but not limited to the following:

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions than large capitalization companies. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate, and may offer greater potential for losses.

7. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

As of June 30, 2016, the percentage of Portfolio net assets owned by affiliated investors are as follows:

Portfolio	Value	Percentage of Net Assets
Transamerica Asset Allocation – Conservative VP	$20,165,292	9.77%
Transamerica Asset Allocation – Growth VP	19,886,092	9.63
Transamerica Asset Allocation – Moderate Growth VP	75,832,802	36.73
Transamerica Asset Allocation – Moderate VP	90,208,731	43.69
Total	$206,092,917	99.82%

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Mid Cap Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $100 million	0.860%	0.830%
Over $100 million up to $1 billion	0.845%	0.815%
Over $1 billion	0.830%	0.800%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
1.15%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Mid Cap Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 102,988,819	$ —	$ 104,024,592	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Mid Cap Opportunities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Voya Mid Cap Opportunities VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Voya Investment Management Co. LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for the period ended December 31, 2015.

The Board noted that the performance of Initial Class Shares of the Portfolio was below the median for its peer universe for the past 1-year period. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its benchmark for the past 1-year period. The Trustees observed that the performance of the Portfolio had improved during 2016. The Trustees noted that the Portfolio was closed to new investors as of May 1, 2016.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Mid Cap Opportunities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica Voya Mid Cap Opportunities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica WMC US Growth II VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio
Initial Class	$1,000.00	$1,011.50	$1.50	$1,023.40	$1.51	0.30%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	98.4%
Securities Lending Collateral	28.2
Repurchase Agreement	1.5
Net Other Assets (Liabilities)	(28.1)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica WMC US Growth II VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Aerospace & Defense - 2.2%
Honeywell International, Inc.	1,620	$ 188,438
TransDigm Group, Inc. (A) (B)	343	90,446

		278,884

Beverages - 2.3%
Molson Coors Brewing Co., Class B (B)	1,049	106,085
Monster Beverage Corp. (A)	1,159	186,263

		292,348

Biotechnology - 3.3%
Alkermes PLC (A)	1,229	53,117
Biogen, Inc. (A)	209	50,540
Gilead Sciences, Inc.	844	70,407
Incyte Corp. (A) (B)	1,380	110,372
Regeneron Pharmaceuticals, Inc., Class A (A) (B)	363	126,771

		411,207

Building Products - 1.0%
Fortune Brands Home & Security, Inc. (B)	2,180	126,375

Capital Markets - 1.3%
BlackRock, Inc., Class A	490	167,840

Chemicals - 2.1%
PPG Industries, Inc. (B)	1,110	115,606
Sherwin-Williams Co. (B)	525	154,177

		269,783

Consumer Finance - 0.3%
OneMain Holdings, Inc. (A) (B)	1,672	38,155

Containers & Packaging - 1.1%
Crown Holdings, Inc. (A)	2,707	137,164

Diversified Financial Services - 2.0%
Intercontinental Exchange, Inc.	440	112,622
S&P Global, Inc. (B)	1,246	133,646

		246,268

Electrical Equipment - 0.6%
Eaton Corp. PLC	1,301	77,709

Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	1,990	89,809

Food & Staples Retailing - 4.3%
Costco Wholesale Corp. (B)	1,557	244,511
CVS Health Corp.	1,652	158,162
Walgreens Boots Alliance, Inc.	1,658	138,062

		540,735

Food Products - 1.4%
Mondelez International, Inc., Class A (B)	3,983	181,266

Health Care Equipment & Supplies - 1.0%
Medtronic PLC (B)	1,440	124,949

Health Care Providers & Services - 5.3%
Aetna, Inc. (B)	778	95,017
Envision Healthcare Holdings, Inc. (A) (B)	2,182	55,357
HCA Holdings, Inc. (A)	1,461	112,512
McKesson Corp.	671	125,242
UnitedHealth Group, Inc.	1,935	273,222

		661,350

Health Care Technology - 1.1%
Cerner Corp. (A) (B)	2,394	140,288

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 3.0%
Hilton Worldwide Holdings, Inc. (B)	6,229	$ 140,339
Starbucks Corp. (B)	4,137	236,306

		376,645

Household Durables - 1.1%
Mohawk Industries, Inc. (A)	717	136,058

Household Products - 1.9%
Colgate-Palmolive Co.	3,195	233,874

Insurance - 1.4%
Marsh & McLennan Cos., Inc.	2,516	172,245

Internet & Catalog Retail - 3.8%
Amazon.com, Inc. (A)	664	475,172

Internet Software & Services - 8.8%
Alphabet, Inc., Class A (A)	556	391,163
Alphabet, Inc., Class C (A)	378	261,614
Facebook, Inc., Class A (A)	3,000	342,840
Zillow Group, Inc., Class A (A)	1,070	39,215
Zillow Group, Inc., Class C (A)	1,979	71,798

		1,106,630

IT Services - 7.9%
Accenture PLC, Class A (B)	1,329	150,562
Alliance Data Systems Corp. (A) (B)	331	64,850
Automatic Data Processing, Inc. (B)	1,831	168,214
Cognizant Technology Solutions Corp., Class A (A)	2,292	131,194
Genpact, Ltd. (A)	3,502	93,994
Global Payments, Inc.	1,374	98,076
Jack Henry & Associates, Inc. (B)	1,104	96,346
MasterCard, Inc., Class A	2,221	195,581

		998,817

Machinery - 3.3%
Illinois Tool Works, Inc., Class A (B)	1,651	171,968
Middleby Corp. (A) (B)	1,218	140,374
Snap-on, Inc. (B)	685	108,107

		420,449

Media - 3.5%
Comcast Corp., Class A (B)	4,603	300,069
Twenty-First Century Fox, Inc., Class A (B)	5,334	144,285

		444,354

Multiline Retail - 1.3%
Dollar Tree, Inc. (A) (B)	1,745	164,449

Personal Products - 1.5%
Estee Lauder Cos., Inc., Class A (B)	2,012	183,132

Pharmaceuticals - 5.4%
Allergan PLC (A) (B)	951	219,767
Bristol-Myers Squibb Co.	3,840	282,432
Merck & Co., Inc.	2,989	172,196

		674,395

Professional Services - 3.0%
Equifax, Inc. (B)	1,052	135,077
Nielsen Holdings PLC (B)	2,600	135,122
Verisk Analytics, Inc., Class A (A) (B)	1,398	113,350

		383,549

Road & Rail - 0.8%
JB Hunt Transport Services, Inc. (B)	1,241	100,434

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica WMC US Growth II VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 1.5%
Broadcom, Ltd.	746	$ 115,929
Skyworks Solutions, Inc. (B)	1,211	76,632

		192,561

Software - 5.9%
Adobe Systems, Inc. (A)	1,245	119,259
Intuit, Inc. (B)	764	85,270
Microsoft Corp.	6,842	350,105
salesforce.com, Inc. (A)	1,279	101,565
ServiceNow, Inc. (A) (B)	1,303	86,519

		742,718

Specialty Retail - 6.6%
Advance Auto Parts, Inc. (B)	1,047	169,227
Lowe’s Cos., Inc.	2,896	229,276
Michaels Cos., Inc. (A) (B)	3,508	99,768
Ross Stores, Inc. (B)	2,455	139,174
TJX Cos., Inc.	2,567	198,249

		835,694

Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	4,668	446,261

Textiles, Apparel & Luxury Goods - 1.9%
NIKE, Inc., Class B (B)	4,360	240,672

Tobacco - 2.3%
Altria Group, Inc. (B)	4,220	291,011

Total Common Stocks (Cost $10,463,765)		12,403,250

	Shares	Value
SECURITIES LENDING COLLATERAL - 28.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (C)	3,551,171	$ 3,551,171

Total Securities Lending Collateral (Cost $3,551,171)		3,551,171

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
State Street Bank & Trust Co. 0.03% (C), dated 06/30/2016, to be repurchased at $189,854 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $194,275.	$ 189,854	189,854

Total Repurchase Agreement (Cost $189,854)		189,854

Total Investments (Cost $14,204,790) (D)		16,144,275
Net Other Assets (Liabilities) - (28.1)%		(3,541,999)

Net Assets - 100.0%		$ 12,602,276

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$12,403,250	$—	$—	$12,403,250
Securities Lending Collateral	3,551,171	—	—	3,551,171
Repurchase Agreement	—	189,854	—	189,854

Total Investments	$15,954,421	$189,854	$—	$16,144,275

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,476,168. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at June 30, 2016.
(D)	Aggregate cost for federal income tax purposes is $14,204,790. Aggregate gross unrealized appreciation and depreciation for all securities is $2,285,119 and $345,634, respectively. Net unrealized appreciation for tax purposes is $1,939,485.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica WMC US Growth II VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Investments, at value (cost $14,014,936) (including securities loaned of $3,476,168)	$15,954,421
Repurchase agreement, at value (cost $189,854)	189,854
Receivables:
Investments sold	149,834
Dividends	8,687
Net income from securities lending	792
Prepaid expenses	49

Total assets	16,303,637

Liabilities:
Payables and other liabilities:
Shares redeemed	339
Investments purchased	132,651
Investment management fees	1,653
Transfer agent fees	36
Trustees, CCO and deferred compensation fees	30
Audit and tax fees	6,254
Custody fees	8,397
Legal fees	334
Printing and shareholder reports fees	353
Other	143
Collateral for securities on loan	3,551,171

Total liabilities	3,701,361

Net assets	$12,602,276

Net assets consist of:
Capital stock ($0.01 par value)	$17,965
Additional paid-in capital	10,131,425
Undistributed (distributions in excess of) net investment income (loss)	182,110
Accumulated net realized gain (loss)	331,291
Net unrealized appreciation (depreciation) on:
Investments	1,939,485

Net assets	$12,602,276

Shares outstanding	1,796,536

Net asset value and offering price per share	$7.01

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Dividend income	$69,928
Interest income	19
Net income (loss) from securities lending	4,356

Total investment income	74,303

Expenses:
Investment advisory fees	5,823
Investment management fees	13,695
Administration fees	582
Transfer agent fees	98
Trustees, CCO and deferred compensation fees	173
Audit and tax fees	6,243
Custody fees	2,863
Legal fees	354
Printing and shareholder reports fees	376
Other	172

Total expenses before waiver and/or reimbursement and recapture	30,379

Expense waived and/or reimbursed	(12,107)

Net expenses	18,272

Net investment income (loss)	56,031

Net realized gain (loss) on:
Investments	(9,404)

Net realized gain (loss)	(9,404)

Net change in unrealized appreciation (depreciation) on:
Investments	90,365

Net change in unrealized appreciation (depreciation)	90,365

Net realized and change in unrealized gain (loss)	80,961

Net increase (decrease) in net assets resulting from operations	$136,992

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica WMC US Growth II VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$56,031	$126,229
Net realized gain (loss)	(9,404)	341,916
Net change in unrealized appreciation (depreciation)	90,365	462,558

Net increase (decrease) in net assets resulting from operations	136,992	930,703

Dividends and/or distributions to shareholders:
Net investment income	—	(139,222)
Net realized gains	—	(3,358,492)

Total dividends and/or distributions to shareholders	—	(3,497,714)

Capital share transactions:
Proceeds from shares sold	455	252,352
Dividends and/or distributions reinvested	—	3,497,714
Cost of shares redeemed	(406,559)	(2,076,345)

Net increase (decrease) in net assets resulting from capital share transactions	(406,104)	1,673,721

Net increase (decrease) in net assets	(269,112)	(893,290)

Net assets:
Beginning of period/year	12,871,388	13,764,678

End of period/year	$12,602,276	$12,871,388

Undistributed (distributions in excess of) net investment income (loss)	$182,110	$126,079

Capital share transactions - shares:
Shares issued	68	29,106
Shares reinvested	—	528,356
Shares redeemed	(61,154)	(264,881)

Net increase (decrease) in shares outstanding	(61,086)	292,581

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica WMC US Growth II VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015		December 31, 2014		December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$6.93		$8.80		$9.04		$7.51	$7.06	$7.26

Investment operations:
Net investment income (loss) (A)	0.03		0.08	(B)	0.10	(B)	0.11	0.12	0.07
Net realized and unrealized gain (loss)	0.05		0.43		0.93		2.29	0.87	(0.20)

Total investment operations	0.08		0.51		1.03		2.40	0.99	(0.13)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.09)		(0.12)		(0.17)	(0.07)	(0.07)
Net realized gains	—		(2.29)		(1.15)		(0.70)	(0.47)	—

Total dividends and/or distributions to shareholders	—		(2.38)		(1.27)		(0.87)	(0.54)	(0.07)

Net asset value, end of period/year	$7.01		$6.93		$8.80		$9.04	$7.51	$7.06

Total return (C)	1.15	%(D)	7.11%		12.13%		33.43%	13.96%	(1.76)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$12,602		$12,871		$13,765		$12,959	$13,745	$13,139
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.50	%(E)	0.51	%(F)	0.87	%(F)	0.91%	0.88%	0.81%
Including waiver and/or reimbursement and recapture	0.30	%(E)	0.30	%(F)	0.30	%(F)	0.30%	0.30%	0.30%
Net investment income (loss) to average net assets	0.92	%(E)	0.93	%(B)	1.08	%(B)	1.33%	1.55%	0.89%
Portfolio turnover rate	14	%(D)	40	%(G)	116	%(G)	55%	56%	53%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica WMC US Growth II VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica WMC US Growth II VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Initial Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica WMC US Growth II VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included in Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2016, commissions recaptured are $37.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica WMC US Growth II VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica WMC US Growth II VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Net income from securities lending in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$3,551,171	$—	$—	$—	$3,551,171
Total Borrowings	$3,551,171	$—	$—	$—	$3,551,171
Gross amount of recognized liabilities for securities lending transactions					$3,551,171

5. RISK FACTOR

Investing in the Portfolio may involve certain risks, as discussed in the Portfolio’s prospectus, including but not limited to the following:

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to larger price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica WMC US Growth II VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual rate:

Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
0.33%	0.30%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.30%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, the balances available for recapture by TAM for the Portfolio are as follows:

Amounts Available from Fiscal Years				Total
2013	2014	2015	2016
$ 34,092	$ 74,766	$ 28,466	$ 12,107	$ 149,431

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica WMC US Growth II VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.15% of Initial Class.

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 1,750,650	$ —	$ 2,126,768	$ —

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica WMC US Growth II VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica WMC US Growth II VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Wellington Management Company, LLP (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1- and 3-year periods, in line with the median for the past 5-year period and below the median for the past 10-year period. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its benchmark for the past 1- and 3-year periods and below its benchmark for the past 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on April 9, 2010 and commenced using its current investment strategies on July 1, 2014.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica WMC US Growth II VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica WMC US Growth II VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica WMC US Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management, advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period (B) January 1, 2016 - June 30, 2016	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,009.70	$3.55	$1,021.30	$3.57	0.71%
Service Class	1,000.00	1,008.20	4.79	1,020.10	4.82	0.96

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or ETFs in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2016

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	99.7%
Securities Lending Collateral	2.6
Repurchase Agreement	0.2
Net Other Assets (Liabilities)	(2.5)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Aerospace & Defense - 2.3%
Honeywell International, Inc.	249,637	$ 29,037,776
TransDigm Group, Inc. (A) (B)	52,850	13,936,016

		42,973,792

Beverages - 2.4%
Molson Coors Brewing Co., Class B (B)	162,264	16,409,758
Monster Beverage Corp. (A)	177,253	28,486,330

		44,896,088

Biotechnology - 3.3%
Alkermes PLC (A)	189,380	8,185,004
Biogen, Inc. (A)	31,678	7,660,374
Gilead Sciences, Inc.	128,895	10,752,421
Incyte Corp. (A)	210,182	16,810,356
Regeneron Pharmaceuticals, Inc., Class A (A)	55,570	19,406,711

		62,814,866

Building Products - 1.0%
Fortune Brands Home & Security, Inc. (B)	337,560	19,568,353

Capital Markets - 1.4%
BlackRock, Inc., Class A	75,470	25,850,739

Chemicals - 2.2%
PPG Industries, Inc.	171,850	17,898,178
Sherwin-Williams Co.	80,148	23,537,063

		41,435,241

Consumer Finance - 0.3%
OneMain Holdings, Inc. (A) (B)	254,180	5,800,388

Containers & Packaging - 1.1%
Crown Holdings, Inc. (A)	424,591	21,514,026

Diversified Financial Services - 2.0%
Intercontinental Exchange, Inc.	67,060	17,164,677
S&P Global, Inc.	195,480	20,967,185

		38,131,862

Electrical Equipment - 0.6%
Eaton Corp. PLC	200,480	11,974,670

Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	308,230	13,910,420

Food & Staples Retailing - 4.3%
Costco Wholesale Corp.	238,093	37,390,125
CVS Health Corp.	251,920	24,118,821
Walgreens Boots Alliance, Inc.	253,683	21,124,183

		82,633,129

Food Products - 1.5%
Mondelez International, Inc., Class A	612,142	27,858,582

Health Care Equipment & Supplies - 1.0%
Medtronic PLC	222,600	19,315,002

Health Care Providers & Services - 5.3%
Aetna, Inc.	122,970	15,018,326
Envision Healthcare Holdings, Inc. (A)	323,320	8,202,628
HCA Holdings, Inc. (A)	223,003	17,173,461
McKesson Corp.	103,354	19,291,024
UnitedHealth Group, Inc.	295,827	41,770,773

		101,456,212

Health Care Technology - 1.1%
Cerner Corp. (A) (B)	369,157	21,632,600

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 3.0%
Hilton Worldwide Holdings, Inc.	951,020	$ 21,426,481
Starbucks Corp.	632,894	36,150,905

		57,577,386

Household Durables - 1.1%
Mohawk Industries, Inc. (A)	111,323	21,124,653

Household Products - 1.9%
Colgate-Palmolive Co.	492,410	36,044,412

Insurance - 1.4%
Marsh & McLennan Cos., Inc.	387,690	26,541,257

Internet & Catalog Retail - 3.8%
Amazon.com, Inc. (A)	102,283	73,195,761

Internet Software & Services - 8.8%
Alphabet, Inc., Class A (A)	84,810	59,666,379
Alphabet, Inc., Class C (A)	58,295	40,345,970
Facebook, Inc., Class A (A)	460,497	52,625,597
Zillow Group, Inc., Class A (A)	159,860	5,858,869
Zillow Group, Inc., Class C (A)	279,920	10,155,498

		168,652,313

IT Services - 8.0%
Accenture PLC, Class A	200,944	22,764,946
Alliance Data Systems Corp. (A)	50,650	9,923,348
Automatic Data Processing, Inc.	282,397	25,943,812
Cognizant Technology Solutions Corp., Class A (A)	346,801	19,850,889
Genpact, Ltd. (A)	537,822	14,435,143
Global Payments, Inc.	210,695	15,039,409
Jack Henry & Associates, Inc.	168,114	14,671,309
MasterCard, Inc., Class A	342,251	30,138,623

		152,767,479

Machinery - 3.4%
Illinois Tool Works, Inc., Class A	254,398	26,498,096
Middleby Corp. (A)	190,807	21,990,507
Snap-on, Inc.	105,910	16,714,716

		65,203,319

Media - 3.6%
Comcast Corp., Class A	703,883	45,886,133
Twenty-First Century Fox, Inc., Class A	822,067	22,236,912

		68,123,045

Multiline Retail - 1.3%
Dollar Tree, Inc. (A)	268,230	25,277,995

Personal Products - 1.5%
Estee Lauder Cos., Inc., Class A	308,610	28,089,682

Pharmaceuticals - 5.4%
Allergan PLC (A)	146,558	33,868,088
Bristol-Myers Squibb Co.	591,748	43,523,066
Merck & Co., Inc.	454,056	26,158,166

		103,549,320

Professional Services - 3.1%
Equifax, Inc.	162,160	20,821,344
Nielsen Holdings PLC	407,778	21,192,223
Verisk Analytics, Inc., Class A (A)	215,220	17,450,037

		59,463,604

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Road & Rail - 0.8%
JB Hunt Transport Services, Inc. (B)	194,580	$ 15,747,359

Semiconductors & Semiconductor Equipment - 1.6%
Broadcom, Ltd.	114,587	17,806,820
Skyworks Solutions, Inc. (B)	186,949	11,830,133

		29,636,953

Software - 6.0%
Adobe Systems, Inc. (A)	191,150	18,310,258
Intuit, Inc.	117,451	13,108,706
Microsoft Corp.	1,045,852	53,516,247
salesforce.com, Inc. (A)	200,560	15,926,470
ServiceNow, Inc. (A)	200,118	13,287,835

		114,149,516

Specialty Retail - 6.7%
Advance Auto Parts, Inc.	160,516	25,944,201
Lowe’s Cos., Inc.	446,288	35,332,621
Michaels Cos., Inc. (A)	541,171	15,390,903
Ross Stores, Inc.	375,238	21,272,242
TJX Cos., Inc.	391,960	30,271,071

		128,211,038

Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	711,244	67,994,926

Textiles, Apparel & Luxury Goods - 1.9%
NIKE, Inc., Class B	662,070	36,546,264

Tobacco - 2.3%
Altria Group, Inc.	650,330	44,846,757

Total Common Stocks (Cost $1,607,026,154)		1,904,509,009

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (C)	49,485,163	$ 49,485,163

Total Securities Lending Collateral (Cost $49,485,163)		49,485,163

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
State Street Bank & Trust Co. 0.03% (C), dated 06/30/2016, to be repurchased at $3,960,357 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $4,043,988.	$ 3,960,354	3,960,354

Total Repurchase Agreement (Cost $3,960,354)		3,960,354

Total Investments (Cost $1,660,471,671) (D)		1,957,954,526
Net Other Assets (Liabilities) - (2.5)%		(46,950,576)

Net Assets - 100.0%		$ 1,911,003,950

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,904,509,009	$—	$—	$1,904,509,009
Securities Lending Collateral	49,485,163	—	—	49,485,163
Repurchase Agreement	—	3,960,354	—	3,960,354

Total Investments	$1,953,994,172	$3,960,354	$—	$1,957,954,526

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $48,402,707. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at June 30, 2016.
(D)	Aggregate cost for federal income tax purposes is $1,660,471,671. Aggregate gross unrealized appreciation and depreciation for all securities is $350,823,145 and $53,340,290, respectively. Net unrealized appreciation for tax purposes is $297,482,855.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica WMC US Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

Assets:
Investments, at value (cost $1,656,511,317) (including securities loaned of $48,402,707)	$1,953,994,172
Repurchase agreement, at value (cost $3,960,354)	3,960,354
Receivables:
Shares sold	300,414
Investments sold	22,793,739
Interest	3
Dividends	1,335,433
Tax reclaims	36,588
Net income from securities lending	31,177
Prepaid expenses	6,918

Total assets	1,982,458,798

Liabilities:
Payables and other liabilities:
Shares redeemed	854,013
Investments purchased	19,670,181
Investment management fees	1,065,328
Distribution and service fees	36,199
Transfer agent fees	5,320
Trustees, CCO and deferred compensation fees	4,924
Audit and tax fees	22,765
Custody fees	41,031
Legal fees	52,529
Printing and shareholder reports fees	194,987
Other	22,408
Collateral for securities on loan	49,485,163

Total liabilities	71,454,848

Net assets	$1,911,003,950

Net assets consist of:
Capital stock ($0.01 par value)	$799,701
Additional paid-in capital	1,502,218,767
Undistributed (distributions in excess of) net investment income (loss)	14,158,021
Accumulated net realized gain (loss)	96,343,550
Net unrealized appreciation (depreciation) on:
Investments	297,482,855
Translation of assets and liabilities denominated in foreign currencies	1,056

Net assets	$1,911,003,950

Net assets by class:
Initial Class	$1,734,114,075
Service Class	176,889,875

Shares outstanding:
Initial Class	72,424,461
Service Class	7,545,653

Net asset value and offering price per share:
Initial Class	$23.94
Service Class	23.44

STATEMENT OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

Investment Income:
Dividend income	$10,679,368
Interest income	1,363
Net income (loss) from securities lending	318,695

Total investment income	10,999,426

Expenses:
Investment advisory fees	1,941,949
Investment management fees	4,322,428
Distribution and service fees:
Service Class	211,031
Administration fees	89,574
Transfer agent fees	14,912
Trustees, CCO and deferred compensation fees	26,659
Audit and tax fees	21,648
Custody fees	92,687
Legal fees	54,650
Printing and shareholder reports fees	86,867
Other	27,647

Total expenses	6,890,052

Net investment income (loss)	4,109,374

Net realized gain (loss) on:
Investments	(5,495,055)

Net realized gain (loss)	(5,495,055)

Net change in unrealized appreciation (depreciation) on:
Investments	16,678,557
Translation of assets and liabilities denominated in foreign currencies	528

Net change in unrealized appreciation (depreciation)	16,679,085

Net realized and change in unrealized gain (loss)	11,184,030

Net increase (decrease) in net assets resulting from operations	$15,293,404

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica WMC US Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$4,109,374	$10,053,082
Net realized gain (loss)	(5,495,055)	102,148,286
Net change in unrealized appreciation (depreciation)	16,679,085	43,976,323

Net increase (decrease) in net assets resulting from operations	15,293,404	156,177,691

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(13,640,023)
Service Class	—	(862,581)

Total dividends and/or distributions from net investment income	—	(14,502,604)

Net realized gains:
Initial Class	—	(598,421,839)
Service Class	—	(54,388,531)

Total dividends and/or distributions from net realized gains	—	(652,810,370)

Total dividends and/or distributions to shareholders	—	(667,312,974)

Capital share transactions:
Proceeds from shares sold:
Initial Class	8,476,399	18,141,001
Service Class	9,863,202	36,188,901

	18,339,601	54,329,902

Dividends and/or distributions reinvested:
Initial Class	—	612,061,862
Service Class	—	55,251,112

	—	667,312,974

Cost of shares redeemed:
Initial Class	(92,405,274)	(571,046,787)
Service Class	(12,127,695)	(24,530,503)

	(104,532,969)	(595,577,290)

Net increase (decrease) in net assets resulting from capital share transactions	(86,193,368)	126,065,586

Net increase (decrease) in net assets	(70,899,964)	(385,069,697)

Net assets:
Beginning of period/year	1,981,903,914	2,366,973,611

End of period/year	$1,911,003,950	$1,981,903,914

Undistributed (distributions in excess of) net investment income (loss)	$14,158,021	$10,048,647

Capital share transactions - shares:
Shares issued:
Initial Class	363,035	586,587
Service Class	429,844	1,349,305

	792,879	1,935,892

Shares reinvested:
Initial Class	—	27,046,481
Service Class	—	2,488,789

	—	29,535,270

Shares redeemed:
Initial Class	(4,004,743)	(16,915,716)
Service Class	(549,077)	(867,303)

	(4,553,820)	(17,783,019)

Net increase (decrease) in shares outstanding:
Initial Class	(3,641,708)	10,717,352
Service Class	(119,233)	2,970,791

	(3,760,941)	13,688,143

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica WMC US Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015		December 31, 2014		December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$23.71		$33.82		$31.84		$24.29	$21.53	$22.46

Investment operations:
Net investment income (loss) (A)	0.05		0.15	(B)	0.20	(B)	0.24	0.25	0.09
Net realized and unrealized gain (loss)	0.18		1.60		3.27		7.61	2.59	(0.93)

Total investment operations	0.23		1.75		3.47		7.85	2.84	(0.84)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.26)		(0.30)		(0.30)	(0.08)	(0.09)
Net realized gains	—		(11.60)		(1.19)		—	—	—

Total dividends and/or distributions to shareholders	—		(11.86)		(1.49)		(0.30)	(0.08)	(0.09)

Net asset value, end of period/year	$23.94		$23.71		$33.82		$31.84	$24.29	$21.53

Total return (C)	0.97	%(D)	6.85%		11.10%		32.46%	13.17%	(3.73)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,734,114		$1,803,732		$2,210,278		$2,455,635	$2,223,006	$2,094,538
Expenses to average net assets	0.71	%(E)(F)	0.71	%(E)	0.74	%(E)	0.77%	0.77%	0.77%
Net investment income (loss) to average net assets	0.46	%(F)	0.50	%(B)	0.62	%(B)	0.85%	1.02%	0.39%
Portfolio turnover rate	14	%(D)(G)	37	%(G)	112	%(G)	57%	62%	57%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015		December 31, 2014		December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$23.25		$33.38		$31.45		$23.99	$21.28	$22.23

Investment operations:
Net investment income (loss) (A)	0.02		0.07	(B)	0.12	(B)	0.16	0.18	0.03
Net realized and unrealized gain (loss)	0.17		1.58		3.22		7.52	2.56	(0.91)

Total investment operations	0.19		1.65		3.34		7.68	2.74	(0.88)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.18)		(0.22)		(0.22)	(0.03)	(0.07)
Net realized gains	—		(11.60)		(1.19)		—	—	—

Total dividends and/or distributions to shareholders	—		(11.78)		(1.41)		(0.22)	(0.03)	(0.07)

Net asset value, end of period/year	$23.44		$23.25		$33.38		$31.45	$23.99	$21.28

Total return (C)	0.82	%(D)	6.61%		10.83%		32.13%	12.86%	(3.93)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$176,890		$178,172		$156,696		$145,815	$134,841	$140,397
Expenses to average net assets	0.96	%(E)(F)	0.96	%(E)	0.99	%(E)	1.02%	1.02%	1.02%
Net investment income (loss) to average net assets	0.21	%(F)	0.25	%(B)	0.36	%(B)	0.59%	0.76%	0.15%
Portfolio turnover rate	14	%(D)(G)	37	%(G)	112	%(G)	57%	62%	57%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica WMC US Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included in Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2016, commissions recaptured are $6,692.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2016, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Net income from securities lending in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$49,485,163	$—	$—	$—	$49,485,163
Total Borrowings	$49,485,163	$—	$—	$—	$49,485,163
Gross amount of recognized liabilities for securities lending transactions					$49,485,163

5. RISK FACTOR

Investing in the Portfolio may involve certain risks, as discussed in the Portfolio’s prospectus, including but not limited to the following:

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to larger price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

6. AFFILIATES AND AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

As of June 30, 2016, the percentage of Portfolio net assets owned by affiliated investors are as follows:

Portfolio	Value	Percentage of Net Assets
Transamerica BlackRock Tactical Allocation VP	$53,861,109	2.82%

Investment management fees: Effective March 1, 2016, TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statement of Operations. Administrative services were provided to the Portfolio by TFS prior to March 1, 2016.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $150 million	0.730%	0.700%
Over $150 million up to $650 million	0.700%	0.670%
Over $650 million up to $1.15 billion	0.680%	0.650%
Over $1.15 billion up to $2 billion	0.655%	0.625%
Over $2 billion up to $3 billion	0.640%	0.610%
Over $3 billion up to $4 billion	0.630%	0.600%
Over $4 billion	0.610%	0.580%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limit. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
0.85%	May 1, 2017

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended June 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2016, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2017. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative service fees: Effective March 1, 2016, the Portfolio pays a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statement of Operations. Prior to March 1, 2016, the Portfolio had a separate administration service fee agreement with TFS pursuant to which the Portfolio paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statement of Operations. The Legal fees included within the Statement of Assets and Liabilities and Statement of Operations represent expenses paid for external legal services.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Transfer agent service costs: Effective March 1, 2016, TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency-related costs to TAM. Prior to March 1, 2016, TFS provided transfer agency services under the administrative agreement. For the period ended June 30, 2016, costs paid to TAM by the Portfolio are referred to as Transfer agent fees and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent fees and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 266,314,149	$ —	$ 335,430,183	$ —

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica WMC US Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica WMC US Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Wellington Management Company, LLP (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Trustees noted that, at a meeting held on December 9-10, 2015, they had approved the combination of the Portfolio’s former Investment Advisory Agreement and Administrative Service Agreement into the Management Agreement in connection with the transition of the personnel and operations of Transamerica Fund Services, Inc. that relate to the provision of administrative services into TAM. They noted that this combination of agreements had resulted in the Portfolio paying a single management fee for investment advisory and administrative services. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2015.

The Board noted that the performance of Initial Class Shares of the Portfolio was in line with the median for its peer universe for the past 1- and 3-year periods and below the median for the past 5- and 10-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its benchmark for the past 1-year period and below its benchmark for the past 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on April 9, 2010 and commenced using its current investment strategies on July 1, 2014.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica WMC US Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were in line with the median for its peer group and below the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Transamerica Series Trust	Semi-Annual Report 2016

Transamerica WMC US Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2016

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolios are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Portfolios, upon request by calling 1-800-851-9777; and (2) on the SEC’s website at http://www.sec.gov.

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q, which is available on the SEC’s website at http://www.sec.gov. The Portfolios’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may also visit the Trust’s website at www.transamericaseriestrust.com for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.
PO Box 219945
Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Item 2:	Code of Ethics.

Not applicable for semi-annual reports.

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6:	Investments.

(a)	The schedules of investments are included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Not Applicable.

(a)(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Series Trust
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)
Date:	September 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)
Date:	September 1, 2016

By:	/s/ Vincent J. Toner
Vincent J. Toner
Treasurer
(Principal Financial Officer)
Date:	September 1, 2016

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

12(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer
12(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
12(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer